As filed with the U.S. Securities and Exchange Commission on November 21, 2025

Securities Act File No. 333-191151

Investment Company Act File No. 811-22887

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 75	☒

and/or

REGISTRATION STATEMENT
UNDER THE INVESTMENT COMPANY ACT OF 1940	☐

Amendment No. 77	☒
(Check appropriate box or boxes)

Calamos ETF Trust
(Exact Name of Registrant as Specified in Charter)

2020 Calamos Court
Naperville, Illinois
(Address of Principal Executive Offices)

60563
(Zip Code)

Registrant’s Telephone Number, including Area Code: (630) 245-7200

Erik D. Ojala
2020 Calamos Court
Naperville, Illinois 60563
(Name and Address of Agent for Service)

With Copies to:

Paulita A. Pike and Rita Rubin
Ropes & Gray LLP
191 North Wacker Drive, 32nd Floor
Chicago, Illinois 60606

Approximate Date of Proposed Public Offering: As soon as practicable following the effectiveness of the Registration Statement.

It is proposed that this filing will become effective:

☐ immediately upon filing pursuant to paragraph (b)
☒ on November 28, 2025, pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ on [ ] pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)
☐ on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

CALAMOS ETF TRUST

CONTENTS OF POST EFFECTIVE AMENDMENT NO. 75

This Registration Statement consists of the following papers and documents:

Cover Sheet

Part A – Prospectus – Calamos S&P 500® Structured Alt Protection ETF® – January, Calamos S&P 500® Structured Alt Protection ETF® – February, Calamos S&P 500® Structured Alt Protection ETF® – March, Calamos S&P 500® Structured Alt Protection ETF® – April, Calamos S&P 500® Structured Alt Protection ETF® – May, Calamos S&P 500® Structured Alt Protection ETF® – June, Calamos S&P 500® Structured Alt Protection ETF® – July, Calamos S&P 500® Structured Alt Protection ETF® – August, Calamos S&P 500® Structured Alt Protection ETF® – September, Calamos S&P 500® Structured Alt Protection ETF® – October, Calamos S&P 500® Structured Alt Protection ETF® – November, Calamos S&P 500® Structured Alt Protection ETF® – December, Calamos Nasdaq-100® Structured Alt Protection ETF® – March, Calamos Nasdaq-100® Structured Alt Protection ETF® – June, Calamos Nasdaq-100® Structured Alt Protection ETF® – September, Calamos Nasdaq-100® Structured Alt Protection ETF® – December, Calamos Russell 2000® Structured Alt Protection ETF® – January, Calamos Russell 2000® Structured Alt Protection ETF® – April, Calamos Russell 2000® Structured Alt Protection ETF® – July, and Calamos Russell 2000® Structured Alt Protection ETF® – October

Part B – Statements of Additional Information

Part C – Other Information

Signature Page

Exhibit Index

Fund Name	Ticker	Exchange
Calamos S&P 500® Structured Alt Protection ETF® — January	CPSY	NYSE Arca

Prospectus November 28, 2025

The fund listed above (the "Fund") is a series of the Calamos ETF Trust (the "Trust") and an exchange-traded fund ("ETF"). The Fund lists and principally trades its shares on the NYSE Arca, Inc. ("NYSE Arca" or the "Exchange").

The U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

As described in more detail in the Fund's summary, the Fund seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the SPDR® S&P 500® ETF Trust ("Underlying ETF") up to a predetermined upside cap (the "Cap"), while protecting against 100% of the Underlying ETF's losses (before fees and expenses), over a period of approximately one-year (the "Outcome Period").

•  Upside Cap: A pre-determined upside return Cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Outcome Period. The Cap is determined before fees and expenses. The Cap is expected to change at the beginning of each new Outcome Period.

•  Capital Protection: Represents downside protection target equal to 100% of losses (before fees and expenses) of the Underlying ETF, over the Outcome Period. There is no guarantee the Fund will be successful in providing the sought-after downside protection.

•  Outcome Period: The approximate one-year period over which the Fund seeks to produce the Capital Protected Target Outcome. The current Outcome Period is from January 1, 2025 through December 31, 2025. The Fund will not terminate after the conclusion of the Outcome Period. After the conclusion of the Outcome Period, another will begin.

•  Together, the Upside Cap, Capital Protection, and Outcome Period makeup the Capital Protected Target Outcome (alternatively, the "Target Outcome").

•  The Target Outcome may not be achieved, and investors may lose some or all of their money. The Fund is designed to achieve the Target Outcome only if an investor buys on the first day of the Outcome Period and holds the Fund until the end of the Outcome Period.

•  If investors buy or sell on a date other than the start or end date of the Outcome Period, their returns will be different and they may incur losses in excess of the Capital Protection level (i.e., losses exceeding 0%) and they may not experience gains up to the Cap.

•  Investors considering purchasing shares after the beginning of the Outcome Period or considering selling their shares prior to the end of the Outcome Period should visit the Fund's website at www.calamos.com for important information and considerations regarding the Fund's potential outcomes.

•  In periods of extreme market volatility, or during market disruption events, the Fund's ability to offset investor losses via the Capital Protection or provide a return up to the stated upside Cap may be impaired.

•  The Fund will not terminate upon reaching the end of an Outcome Period. Rather, the Fund will rebalance, entering into a new set of options positions, thereby establishing a new Outcome Period, with a new Cap, and reset Capital Protection.

•  The Fund has characteristics unlike many traditional investment products and may not be suitable for all investors. The Fund is only appropriate for shareholders willing to bear losses, including some or all of their investment.

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Calamos S&P 500® Structured Alt Protection ETF® — January

Investment Objective

Calamos S&P 500® Structured Alt Protection ETF® — January (the "Fund") seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the SPDR® S&P 500® ETF Trust ("Underlying ETF") up to a cap of 7.57% (the "Cap"), while protecting against 100% of negative price return of the Underlying ETF (before fees and expenses), for the period from January 1, 2025 through December 31, 2025.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund ("Fund Shares"). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.69%
Distribution and/or Service Fees (12b-1)	0.00%
Other Expenses	0.00%
Total Annual Operating Expenses	0.69%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, whether you sell or hold your Fund Shares, would be:

You would pay the following expenses whether you sell or hold your Fund Shares at the end of the period:

One Year	Three Years	Five Years	Ten Years
$70	$221	$384	$859

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund ("ETF") that is designed to provide investors with the opportunity to benefit from increases in the Underlying ETF's share price up to the stated cap over a specified period of time of approximately one-year (the "Outcome Period"), while providing protection against decreases in the Underlying ETF's share price over the same Outcome Period (before taking fees and expenses into account).

Under normal market conditions, the Fund invests substantially all of its assets in FLexible EXchange Options ("FLEX Options") that reference the price performance of the SPDR® S&P 500® ETF Trust (the "Underlying ETF"). FLEX Options are customized equity or index option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates.

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Calamos S&P 500® Structured Alt Protection ETF® — January

The Underlying ETF is an exchange-traded unit investment trust that uses a replication strategy, meaning it invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC ("PDR") serves as the Underlying ETF's sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the S&P 500® Index. The Fund's performance does not reflect the payment of dividends by the Underlying ETF. See "The Underlying ETF" for more information.

The returns an investor will receive from an investment in the Fund have characteristics that are distinct from many other investment vehicles, including the Underlying ETF. It is important that you understand these characteristics before making an investment in the Fund.

The Fund uses FLEX Options to employ a capital protected target outcome strategy. Target outcome strategies seek to produce pre-determined investment outcomes based upon the performance of an underlying security or index. The pre-determined outcomes sought by the Fund, which include capital protection to absorb 100% of losses (before fees and expenses) in the Underlying ETF (the "Capital Protection") and upside participation to a stated cap of 7.57 (before fees and expenses) (the "Cap"), are based on the price performance of the Underlying ETF over an Outcome Period.

The outcomes the Fund seeks for investors that hold Fund Shares for an entire Outcome Period are as follows, though there can be no guarantee these results will be achieved:

•  If the Underlying ETF appreciates over the Outcome Period, the combination of FLEX Options held by the Fund seeks to provide upside participation matching that of the Underlying ETF, up to a cap that is determined at the start of the Outcome Period.

•  If the Underlying ETF decreases over the Outcome Period, the combination of FLEX Options held by the Fund seeks to provide protection against 100% of Underlying ETF losses, prior to taking into account the Fund's fees and expenses.

The Fund does not seek to provide capital protection against 100% of losses (before fees and expenses) of the Underlying ETF as of any time other than the end of the Outcome Period.

For the Outcome Period beginning on January 1, 2025 through December 31, 2025, the Cap is 7.57% and the Capital Protection is 100%. When the Fund's fees and expenses are taken into account, the Cap is 6.88% and the Capital Protection is 99.31%. The Cap and Capital Protection will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee.

The current Outcome Period is from January 1, 2025 through December 31, 2025. The Fund will not terminate after the conclusion of the Outcome Period. After the conclusion of the Outcome Period, another will begin. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Outcome Period. This means that the Cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The capital protection will remain the same for each Outcome Period. The Capital Protection and Cap, and the Fund's value relative to each, should be considered before investing in the Fund. The Fund will be perpetually offered and not terminate after the current or any subsequent Outcome Period. Approximately one week prior to the end of an Outcome Period, the Fund's website will be updated to alert existing shareholders that the Outcome Period is approaching its conclusion and will disclose the anticipated Cap range for the next Outcome Period. See "Subsequent Outcome Periods" for more information.

Upon conclusion of the Outcome Period, the Fund will receive the cash value of all the FLEX Options it held for that Outcome Period. It will then invest in a new series of FLEX Options with an expiration date of approximately one year in the future, and a new Outcome Period will begin. Each FLEX Option's value is ultimately derived from the performance of the Underlying ETF's share price during that time. As the terms of the FLEX Options do not change during an Outcome Period, the outcomes, including the Cap and Capital Protection discussed below, will be measured to the Fund's net asset value ("NAV") on the first day of the Outcome Period.

The stated Cap and Capital Protection may only be realized by investors who continuously hold Fund Shares from the commencement of an Outcome Period until its conclusion. An investor who purchases Fund Shares other than on the first day of an Outcome Period and/or sells Fund Shares prior to the end of an Outcome Period may experience results that are very

CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® — JANUARY
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Calamos S&P 500® Structured Alt Protection ETF® — January

different from the target outcomes sought by the Fund for that Outcome Period. While the Cap and Capital Protection provide the intended outcomes only for investors that hold their Fund Shares throughout the complete term of the Outcome Period, an investor can expect the value of their Fund Shares to generally move in the same direction as the Underlying ETF during the Outcome Period. If investors buy or sell on a date other than the start or end date of the Outcome Period, their returns will be different and they may incur losses in excess of the Capital Protection level (i.e., losses exceeding 0%) and they may not experience gains up to the Cap. See "Capital Protection and Cap" for more information.

The Fund's website, www.calamos.com, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Outcome Period, including the Fund's value relative to the Cap and Capital Protection. Before purchasing Fund Shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund Shares on a particular day and held through the end of the Outcome Period.

The Fund's investment objective is not a fundamental policy, and therefore may be changed by the Board without shareholder approval.

The Fund seeks to generate returns that match the Underlying ETF, up to the Cap (discussed in detail below), while limiting downside losses. The hypothetical illustrations provided below are designed to illustrate the outcomes that the Fund seeks to provide for investors who hold Fund Shares for the entirety of the Outcome Period. The hypothetical examples set forth below do not represent the performance of the Fund and investors should not rely on the hypothetical examples shown below as an indication of the actual or future performance of the Fund. There is no guarantee that the Fund will be successful in its attempt to provide the target outcomes for an Outcome Period. The returns that the Fund seeks to provide do not include the costs associated with purchasing Fund Shares and certain expenses incurred by the Fund. In the payoff profile illustration, the dotted line represents the Underlying ETF's performance, and the solid line represents the return profile gross of fees and expenses sought by the Fund in relation to the Underlying ETF's indicated performance. The bar chart below represents the Fund's hypothetical intended return profile based upon the performance of the Underlying ETF.

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Calamos S&P 500® Structured Alt Protection ETF® — January

Explanation of diagram:

1.  Calamos S&P 500® Structured Alt Protection ETF® — January Participation Layer: The dotted grey line represents the first layer, which involves purchasing a near zero-strike (i.e., deep in-the-money) call on the reference asset, at a pre-determined strike to provide full participation to the price return of the underlying reference asset. In other words, the full price participation provided by this layer provides potential gains and losses that are tantamount to that of owning the underlying reference asset outright, except that this layer does not participate in the dividend yield of the underlying reference asset.

2.  Capital Protection Layer: The solid grey line represents the second layer, which involves purchasing an at-the-money put option, which produces protection equal to 100% of losses (before fees and expenses) of the price return of the reference asset, over the Outcome Period.

3.  Upside Participation Layer (the "Cap"): The solid black line illustrates the final layer, which involves selling an out-of-the-money call, thereby creating the upside cap. The strike price at which the call is sold is determined so that the combined net options purchase price is approximately equal to the underlying asset's current value. The cost of this layer is a credit equal to the price that would make the total package "no-cost" or fully financed.

The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act").

Capital Protection and Cap

The Fund seeks to provide capital protection to absorb 100% of losses (before fees and expenses) of the Underlying ETF at the end of each Outcome Period. When the Fund's management fees are taken into account, the Capital Protection level is reduced to 99.31%. The Capital Protection level will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. If the Fund is required to increase its holdings of cash during the Outcome Period to pay fees and expenses incurred by the Fund, the Capital Protection level may be further reduced. The Fund does not seek to provide capital protection against 100% of losses (before fees and expenses) of the Underlying ETF as of any time other than the end of the Outcome Period.

During the Outcome Period, there may be periods of significant disparity between the Fund's NAV and the Underlying ETF's price performance. As the Underlying ETF price and the Fund's NAV change over the Outcome Period, an investor acquiring Fund Shares after the start of the Outcome Period will likely have a different return potential than an investor who purchased Fund Shares at the start of the Outcome Period. This is because while the Cap and Capital Protection for the Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of an Outcome Period

CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® — JANUARY
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Calamos S&P 500® Structured Alt Protection ETF® — January

and remain constant throughout the Outcome Period, an investor purchasing Fund Shares at market value during the Outcome Period likely purchased Fund Shares at a price that is different from the Fund's NAV at the start of the Outcome Period (i.e., the NAV that the Cap and Capital Protection reference). For example, if an investor purchases Fund Shares during an Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Outcome Period (the "Initial Fund Value"), that investor's Cap will essentially be decreased by the amount of the increase in the Underlying ETF's value, and the capital protection will not set in until the Fund's NAV returns to its Initial Fund Value (i.e., a shareholder must experience losses prior to gaining the protection offered by the Fund's Capital Protection because the Fund must first decrease in value to its Initial Fund Value for the Outcome Period before subsequent losses will be protected by the Capital Protection). Conversely, if an investor purchases Fund Shares during an Outcome Period at a time when the Underlying ETF has decreased in value, the Fund's NAV may dip below the Initial Fund Value. However, in this scenario, that investor's potential gain could be larger than the Fund's Cap for the Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Outcome Period through the date the investor purchased its Fund Shares plus any additional gains between the Initial Fund Value and the Cap. There is no guarantee that the Fund will recover such value or experience such gains. The Cap and capital protection relative to the Initial Fund Value, however, will not change over the Outcome Period.

While the Fund seeks to provide 100% protection against losses experienced by the Underlying ETF (before fees and expenses) for shareholders who hold Fund Shares for an entire Outcome Period, there is no guarantee it will successfully do so. If the Fund's NAV has increased significantly, a shareholder that purchases Fund Shares after the first day of an Outcome Period could lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear those losses. There is no guarantee the capital protection and cap will be successful and a shareholder investing at the beginning of an Outcome Period could also lose their entire investment.

The returns of the Fund are subject to a cap for each Outcome Period, calculated (before fees and expenses) at the beginning of each Outcome Period.. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return Cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Outcome Period. If the Underlying ETF experiences any percentage gains over the amount of the Cap, Fund shareholders will not experience those gains. Therefore, regardless of the price return of the Underlying ETF, the Cap (net of fees) is the maximum return an investor can achieve from an investment in the Fund for that Outcome Period. The Cap is set on the first day of each Outcome Period. The Cap is provided prior to taking into account annual Fund management fees of 0.69% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses (such as unexpected litigation) incurred by the Fund. The pre-determined Cap applicable to an Outcome Period will vary based on prevailing market conditions at the time that the Cap is set, including interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the FLEX Options.

The Cap level is a result of the design of the Fund's principal investment strategy. To provide the Capital Protected Target Outcome, the Fund purchases and sells a series of put and call FLEX Options on or around the last business day of the month prior to the beginning of an Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The Adviser will calculate the amount of premiums that the Fund will owe on the put options acquired to provide the Capital Protection and will then sell call FLEX Options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The Cap is the strike price of those FLEX Options the Fund is selling. The Cap, and the Fund's value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund Shares during an Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Outcome Period to a level near the Cap, an investor purchasing Fund Shares will have limited to no gain potential for the remainder of the Outcome Period (because the investor's potential gain will be limited to the difference between the Fund's NAV on the date the investor purchased the Fund Shares and the Cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which it purchased its Fund Shares and the Initial Fund Value for the Outcome Period before subsequent losses will be protected by the Capital Protection. If an

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Calamos S&P 500® Structured Alt Protection ETF® — January

investor buys Fund Shares when the price exceeds the Cap, an investor selling their shares at the end of the Outcome Period will not experience any gain regardless of the price return of the Underlying ETF.

There is no guarantee that the Fund will be successful in providing these investment outcomes for any Outcome Period, and an investor may experience returns on the Fund significantly below the Cap.

In periods of extreme market volatility or during market disruption events, the Fund's ability to offset investor losses through the use of the FLEX Options to achieve the stated Capital Protection, or provide a return up to the stated upside Cap may be impaired, resulting in an upside limit significantly below the Cap and downside protection significantly lower than full capital protection (i.e., losses greater than 0%), because the Fund may not be able to trade or exercise existing FLEX Options, or may not receive timely payment from its counterparties. An investor may lose their entire investment and an investment in the Fund is only appropriate for investors willing to bear those losses.

For each Outcome Period, the Fund will invest in both purchased and written put and call FLEX Options that reference the Underlying ETF. Because the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options impact the correlation between the Fund's NAV and the price of the Underlying ETF.

General Information about FLEX Options

FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation ("OCC"). The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the "buyer for every seller and the seller for every buyer," with the goal of protecting clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events, as more fully described in the Fund's Statement of Additional Information. Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and subject to the risk that the OCC may fail to perform the settlement of the FLEX Options due to bankruptcy or other adverse reasons. The FLEX Options that the Fund will hold that reference the Underlying ETF will give the Fund the right or the obligation to either receive or deliver shares of the Underlying ETF, or the right or the obligation to either receive or deliver a cash payment on the option expiration date based upon the difference between the Underlying ETF's value and a strike price, depending on whether the option is a put or call option and whether the Fund purchases or sells the option. The FLEX Options held by the Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date. The Fund will generally, under normal conditions, hold FLEX Options for each Outcome Period. The Fund will purchase call options (giving the Fund the right to receive shares of the Underlying ETF or a cash payment) and put options (giving the Fund the right to deliver shares of the Underlying ETF or a cash payment), while simultaneously selling (i.e., writing) call options (giving the Fund the obligation to deliver shares of the Underlying ETF or a cash payment). The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the Fund expects the FLEX Options to be fully covered and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchanges on which the FLEX Options are listed do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts but may charge transaction fees. Each of the FLEX Options purchased and sold throughout the Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Outcome Period. On the Flex Options expiration date, the Fund intends to sell the Flex Options prior to their expiration or cash-settle the Flex Options and use the resulting proceeds to purchase new Flex Options for the next Outcome Period.

The Underlying ETF

The Underlying ETF is an exchange-traded unit investment trust that uses a replication strategy, meaning it invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC ("PDR") serves as the Underlying ETF's sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the S&P 500® Index (the "Index"). See below for a description of the Underlying ETF's principal investment strategies and risks. You can find the Underlying ETF's prospectus and other information

CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® — JANUARY
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Calamos S&P 500® Structured Alt Protection ETF® — January

about the ETF, including the statement of additional information and most recent reports to shareholders, online at https://www.ssga.com/us/en/intermediary/etfs/spdr-sp-500-etf-trust-spy.

The summary information below regarding the Underlying ETF comes from its filings with the SEC. You are urged to refer to the SEC filings made by the Underlying ETF and to other publicly available information (e.g., the ETF's annual reports) to obtain an understanding of the ETF's business and financial prospects. The following description of the Underlying ETF's principal investment strategies was taken directly from the Underlying ETF's prospectus, dated January 27, 2025 ("SPY" refers to the Underlying ETF; other defined terms have been modified).

"SPY seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index (the "Portfolio"), with the weight of each stock in SPY's Portfolio substantially corresponding to the weight of such stock in the Index. In SPY's prospectus, the term "Portfolio Securities" refers to the common stocks that are actually held by SPY and make up SPY's Portfolio, while the term "Index Securities" refers to the common stocks that are included in the Index, as determined by the index provider, S&P Dow Jones Indices LLC ("S&P"). At any time, SPY's Portfolio will consist of as many of the Index Securities as is practicable. To maintain the correspondence between the composition and weightings of Portfolio Securities and Index Securities, State Street Global Advisors Trust Company (the "Trustee") or its parent company, State Street Bank and Trust Company ("SSBT") adjusts SPY's Portfolio from time to time to conform to periodic changes made by S&P to the identity and/or relative weightings of Index Securities in the Index. SPY's Trustee or SSBT aggregates certain of these adjustments and makes changes to SPY's Portfolio at least monthly, or more frequently in the case of significant changes to the Index. SPY may pay transaction costs, such as brokerage commissions, when it buys and sells securities (or "turns over" its Portfolio). Such transaction costs may be higher if there are significant rebalancings of Index Securities in the Index, which may also result in higher taxes when SPY's units are held in a taxable account. These costs, which are not reflected in SPY's estimated annual Trust ordinary operating expenses, affect SPY's performance. During the most recent fiscal year, SPY's portfolio turnover rate was 3% of the average value of its portfolio. SPY's portfolio turnover rate does not include securities received or delivered from processing creations or redemptions of SPY's units. Portfolio turnover will be a function of changes to the Index as well as requirements of SPY's trust agreement. ... Although SPY may fail to own certain Index Securities at any particular time, SPY generally will be substantially invested in Index Securities, which should result in a close correspondence between the performance of the Index and the performance of SPY. ... SPY does not hold or trade futures or swaps and is not a commodity pool. The Index includes five hundred (500) selected companies, all of which are listed on national stock exchanges and spans a broad range of major industries. ... Since 1968, the Index has been a component of the U.S. Commerce Department's list of Leading Indicators that track key sectors of the U.S. economy. Current information regarding the market value of the Index is available from market information services. The Index is determined, comprised and calculated without regard to SPY."

As of November 11, 2025, the Underlying ETF had significant investments in information technology companies.

Subsequent Outcome Periods

The Fund will alert existing shareholders to the new Cap at the beginning of each new Outcome Period in the following manner:

1.  Approximately one week prior to the end of the current Outcome Period, the Fund will make a sticker filing that will alert existing shareholders that the Outcome Period is approaching its conclusion and disclose the anticipated Cap range for the next Outcome Period. This filing will be mailed to existing shareholders.

2.  Following the close of business on the last day of the Outcome Period, the Fund will make a sticker filing that discloses the Fund's Cap for the next Outcome Period. This filing will be mailed to existing shareholders.

3.  On the first day of the new Outcome Period, the Fund will file a full prospectus that incorporates the sticker filing from the previous evening which replaces the Caps/dates associated with the previous Outcome Period with the Caps/dates associated with the new Outcome Period. Correspondingly, the Fund will file a revised summary prospectus that reflects such changes.

The information referenced above will also be available on the Fund's website at www.calamos.com.

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Calamos S&P 500® Structured Alt Protection ETF® — January

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. You should not consider investing in the Fund if your investment objective differs from the Fund's investment objective or if you are not willing to accept the principal risks associated with an investment in the Fund. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a "principal risk" of investing in the Fund, regardless of the order in which it appears. The principal risks of investing in the Fund include:

•  Authorized Participant Concentration Risk — Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs, such as the Fund, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

•  Cap Change Risk — A new Cap is established at the beginning of each Outcome Period and is dependent on prevailing market conditions at the time the Cap is established. As such, the Cap may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods. Investors should monitor the changes in the Cap for each Outcome Period, information for which will be made available pursuant to the procedure outlined in the Fund's prospectus.

•  Capital Protection Risk — There can be no guarantee that the Fund will be successful in its strategy to provide protection against 100% of Underlying ETF losses if the Underlying ETF's share price decreases over the duration of the Outcome Period. The Fund's strategy seeks to deliver returns that match those of the Underlying ETF (up to the Cap), while limiting downside losses, if Fund Shares are held at the time at which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Fund Shares after the FLEX Options were entered into or sells Fund Shares prior to the expiration of the FLEX Options, the Capital Protection that the Fund seeks to provide may not be available. If the Outcome Period has begun and the Underlying ETF has increased in value, the Capital Protection will not protect any decreases in the value of the Underlying ETF to the extent of such appreciation, and therefore an investor may experience losses from this appreciated value until the Fund reaches its original NAV from the commencement of the Outcome Period. Similarly, if an investor purchases Fund Shares after the commencement of the Outcome period and the Underlying ETF has increased in value, an investor purchasing Shares at that point will not benefit from the Capital Protection until the Underlying ETF's value decreases to its original value at the commencement of the Outcome Period. Accordingly, such investor will not receive the protection that the Fund seeks to provide until the Fund experiences losses that return it to its value at the commencement of the Outcome Period. If the FLEX Options (and therefore the Capital Protection) do not perform as expected, an investor may experience significant losses on its investment, including the loss of its entire investment.

•  Capped Upside Risk — The Fund's strategy seeks to provide returns that are subject to the Cap. In the event that the Underlying ETF experiences gains in excess of the Cap for the Outcome Period, the Fund will not participate in, and will underperform the Underlying ETF to the extent of, those gains beyond the Cap. The Fund's strategy seeks to deliver returns that match those of the Underlying ETF (up to the Cap), while protecting against the entirety of downside losses of the Underlying ETF, if Fund Shares are held at the time at which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Fund Shares after the FLEX Options were entered into, there may be little or no ability for that investor to experience an investment gain on their Fund Shares (and such investor may be subjected to potential losses between that Fund Share price and the Fund's

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Calamos S&P 500® Structured Alt Protection ETF® — January

NAV at the commencement of the Outcome Period). Further, because the FLEX Options are designed to produce returns that match the price return of the Underlying ETF (subject to the Cap) on the last day of the Outcome Period, if an investor sells Fund Shares prior to the expiration date of the FLEX Options such investor may sell at a point where the Fund's performance does not match the performance of the Underlying ETF over the Outcome Period, and therefore may sell at a point where the Fund has underperformed the Underlying ETF.

•  Cash Holdings Risk — To the extent the Fund holds cash positions, the Fund risks achieving lower returns and potential lost opportunities to participate in market appreciation which could negatively impact the Fund's performance and ability to achieve its investment objective.

•  Clearing Member Default Risk — Transactions in some types of derivatives, including FLEX Options, are required to be centrally cleared ("cleared derivatives"). In a transaction involving cleared derivatives, the Fund's counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house ("clearing members") can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member's individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its FLEX Options may, in certain circumstances, be used to satisfy losses of other clients of the Fund's clearing member. In addition, although clearing members guarantee performance of their clients' obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member's bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund's behalf, which heightens the risks associated with a clearing member's default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund's ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund's behalf, the Fund may be unable to effectively implement its investment strategy.

•  Correlation Risk — The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods, consistent with the Fund's valuation policy. Because a component of the FLEX option's value will be affected by, among other things, changes in the Underlying ETF's share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF's share price and the remaining time until the FLEX Options expire, the value of the Fund's FLEX Options positions is not anticipated to increase or decrease at the same rate as the Underlying ETF's share price, and it is possible they may move in different directions, and as a result, the Fund's NAV may not increase or decrease at the same rate as the Underlying ETF's share price. The Fund's strategy is designed to produce the outcomes upon the expiration of the FLEX Options on the last business day of the Outcome Period, and it should not be expected that the outcomes will be provided at any point other than the end of the Outcome Period.

•  Costs of Buying and Selling Fund Shares — Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

•  Derivatives Risk — Derivatives are instruments, such as options, futures and forward foreign currency contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. In addition, derivative instruments are subject to counterparty risk, meaning that the party with whom the Fund enters into a derivative transaction may experience a significant credit event and/or may be

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Calamos S&P 500® Structured Alt Protection ETF® — January

unwilling or unable to make timely settlement payments or otherwise honor its obligations. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.

•  Equity Securities Risk — The securities markets are volatile, and the market prices of the Underlying ETF's securities may decline generally. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. If the market prices of the securities owned by the Underlying ETF fall, the value of your investment in the Fund will decline.

•  FLEX Options Risk — The Fund may invest in FLEX Options issued and guaranteed for settlement by The Options Clearing Corporation ("OCC"). FLEX Options are customized option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be illiquid, and in such cases, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options and changing volatility levels of the reference asset. In connection with the creation and redemption of Fund Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Fund at prices that reflect the market price of the Fund Shares, the Fund's NAV and, in turn the share price of the Fund, could be negatively impacted. The Fund may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless.

•  Investment Timing Risk — An investor who purchases Fund Shares other than on the first day of the options package and/or sells Fund Shares before the options package expires may not experience the 100% downside protection or upside participation in the Underlying ETF. The Fund's downside protection and upside participation of the Underlying ETF may only be available for investors who hold Fund Shares throughout the complete term of the options package. An investor can expect their Fund Shares to move generally in the same direction as the Underlying ETF during the one-year options package. However, Fund Shares may not experience the same price movement as the price movement of the Underlying ETF. During the duration of the option package, there may be periods of significant disparity between the Fund's NAV and the Underlying ETF's price performance. For example, if an investor purchases Fund Shares during an options package period at a time when the Underlying ETF's share price has increased from its price at the beginning of the options package period, the investor may not be 100% protected against Underlying ETF downside losses. In addition, if an investor purchases Fund Shares during an options package period at a time when the Underlying ETF's share price has increased from its price at the beginning of the options package period, that investor's cap will essentially be decreased from the stated Cap by the amount of the increase in the Underlying ETF's value.

•  Large-Capitalization Investing Risk — Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks. In addition, larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer preferences. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•  Liquidity Risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

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Calamos S&P 500® Structured Alt Protection ETF® — January

•  Liquidity Risk — FLEX Options — In the event that trading in the underlying FLEX Options is limited or absent, the value of the Fund's FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities, including certain non-customized option contracts. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. Additionally, the liquidation of a large number of FLEX Options may more significantly impact the price in a less liquid market. Further, the Fund requires a sufficient number of participants to facilitate the purchase and sale of options on an exchange to provide liquidity to the Fund for its FLEX Option positions. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

•  Market Maker Risk — If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund's net asset value and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of the Fund Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund's portfolio securities and the Fund's market price. This reduced effectiveness could result in Fund Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Fund Shares.

•  Market Risk — The risk that the securities markets will increase or decrease in value is considered market risk and applies to any security. If there is a general decline in the stock or fixed-income market, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests.

•  New Fund Risk — The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

•  Non-Diversification Risk — The Fund is classified as "non-diversified" under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code").

•  Options Risk — The Fund's ability to close out its position as a purchaser or seller of an over-the-counter or exchange-listed put or call option is dependent, in part, upon the liquidity of the options market. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Fund's ability to utilize options successfully will depend on the ability of the Fund's investment adviser to predict pertinent market movements, which cannot be assured. The Fund may also purchase or write over-the-counter put or call options, which involves risks different from, and possibly greater than, the risks associated with exchange-listed put or call options. Over-the-counter put or call options may expose the Fund to the risk that a counterparty may be unable or unwilling to perform according to a contract, and that any deterioration in a counterparty's creditworthiness could adversely affect the instrument. In addition, the Fund may be exposed to a risk that losses may exceed the amount originally invested.

•  Premium-Discount Risk — Fund Shares may trade above or below their NAV. The market prices of Fund Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Fund Shares on the Exchange. The trading price of Fund Shares may deviate significantly from NAV during periods of market volatility.

•  Secondary Market Trading Risk — Investors buying or selling Fund Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund Shares. Although the Fund Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Fund Shares on the Exchange may be halted.

•  Sector Risk — To the extent the Underlying ETF invests a significant portion of its assets in a particular sector, a greater portion of the Fund's performance may be affected by the general business and economic conditions affecting that sector. Each sector may share economic risk with the broader market, however there may be economic risks specific to

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Calamos S&P 500® Structured Alt Protection ETF® — January

each sector. As a result, returns from those sectors may trail returns from the overall stock market, and it is possible that the Underlying ETF may underperform the broader market.

•  Tax Risk — The Fund intends to elect and to qualify each year to be treated as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The federal income tax treatment of the securities in which the Fund may invest, including the Fund's option strategy, may not be clear or may be subject to recharacterization by the Internal Revenue Service. It could be more difficult to comply with the tax requirements applicable to RICs if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the Internal Revenue Service. Any such failure to comply with the rules applicable to RICs could cause the Fund to fail to qualify as such. To qualify and maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published Internal Revenue Service guidance or case law on how to determine the "issuer" of certain derivatives that the Fund will enter into. Based upon the language in the legislative history, the Fund intends to treat the issuer of an equity option as the referenced asset and to treat any income it may derive from an equity option as "qualifying income" under the provisions of the Code applicable to RICs. In the case of FLEX Options, assuming the referenced asset qualifies as a RIC, treating the issuer as the referenced asset would allow the Fund to count the FLEX Options as automatically diversified investments under the RIC diversification requirements. If the income is not qualifying income or the issuer of equity options, including FLEX Options, is not appropriately the referenced asset, the Fund may not qualify, or may be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund's taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

  The Fund's investments in offsetting positions with respect to the Underlying ETF may affect the character of gains or losses realized by the Fund under the Code's "straddle" rules and may increase the amount of short-term capital gain realized by the Fund. Certain options the Fund holds may not qualify as "Section 1256 contracts" under Section 1256 of the Code, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

  Offsetting FLEX Options are held by a single person, the IRS may take the position that the FLEX Options, viewed together, should be treated as a single debt instrument for federal tax purposes. The result of such a position would be that the Fund would fail the RIC diversification tests, causing the RIC to be taxed as a C corporation, unless certain cure rights based upon reasonable cause may apply. The Fund has obtained an opinion of tax counsel that the FLEX Options should not be collapsed into a single instrument. However, such an opinion is not binding upon the IRS or the courts.

•  Trading Issues Risk — Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange's "circuit breaker" rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund's assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.

•  Underlying ETF Risk — The Fund invests in FLEX Options that reference an ETF, which subjects the Fund to certain of the risks of owning shares of an ETF as well as the types of instruments in which the Underlying ETF invests. The value of an ETF will fluctuate over time based on fluctuations in the values of the securities held by the ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. In addition, ETFs are subject to absence of an active market risk, premium/discount risk, tracking error risk and trading issues risk. Brokerage, tax and other expenses may negatively impact the performance of the Underlying ETF and, in turn, the value of the Fund's shares. An ETF that tracks an index may not exactly match the performance of the index due to cash drag, differences between the portfolio of the ETF and the components of the index, expenses and other factors.

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Calamos S&P 500® Structured Alt Protection ETF® — January

•  Valuation Risk — During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options may become more difficult. In market environments where there is reduced availability of reliable objective pricing data, the judgment of the Fund's investment adviser in determining the fair value of the security may play a greater role. While such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.

Fund Performance

The Fund commenced operations on January 2, 2025, and thus does not yet have annual returns for a full calendar year. Accordingly, performance data is not included. Performance information is available at no cost by visiting www.calamos.com. Past performance (before and after taxes) is not an indication of future performance.

Investment Adviser

Calamos Advisors LLC ("Calamos Advisors" or the "Adviser")

Portfolio Managers

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH ADVISER
David O'Donohue	Since January 2025	SVP, Sr. Co-Portfolio Manager
Jimmy Young	Since January 2025	SVP, Co-Portfolio Manager
Eli Pars	Since January 2025	SVP, Sr. Co-Portfolio Manager
Jason Hill	Since January 2025	SVP, Sr. Co-Portfolio Manager
Anthony Vecchiolla	Since January 2025	VP, Co-Portfolio Manager
Jordan Rosenfeld	Since November 2025	VP, Co-Portfolio Manager

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Other Important Information Regarding Fund Shares

Portfolio Holdings. The Fund's portfolio holdings are disclosed on its website daily after the close of trading on the Exchange and prior to the opening of trading on the Exchange the following day. A description of the Fund's policies and procedures with respect to the disclosure of such Fund's portfolio holdings is available in the Fund's Statement of Additional Information ("SAI").

Premium/Discount Information. Information about the premiums and discounts at which the Fund's Shares have traded will be available at www.calamos.com.

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as "Creation Units." Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at net asset value ("NAV"), Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the "bid-ask spread"). Recent information regarding the Fund's NAV, market price, premiums and discounts, and bid-ask spreads is available at https://www.calamos.com/.

Tax Information

Net investment income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute net investment income and capital gains, if any, at least annually.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), such Fund and its related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

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Additional Information About Investment Strategies and Related Risks

The Fund's investment objective and each of the policies described herein are non-fundamental policies that may be changed by the Board of Trustees of the Trust (the "Board") without shareholder approval. The Fund may liquidate and terminate at any time without shareholder approval.

What are the investment objectives and principal strategies for the Fund?

The Fund is an actively managed exchange-traded fund ("ETF") that is designed to provide investors with the opportunity to benefit from increases in the Underlying ETF's share price up to the stated cap over a specified period of time of approximately one-year (the "Outcome Period"), while providing protection against decreases in the Underlying ETF's share price over the same Outcome Period (before taking fees and expenses into account).

Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange Options ("FLEX Options") that reference the price performance of the SPDR® S&P 500® ETF Trust (the "Underlying ETF"). FLEX Options are customized equity or index option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates.

The Underlying ETF is an exchange-traded unit investment trust that uses a replication strategy, meaning it invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC ("PDR") serves as the Underlying ETF's sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the S&P 500® Index. The Fund's performance does not reflect the payment of dividends by the Underlying ETF. See "The Underlying ETF" for more information.

The returns an investor will receive from an investment in the Fund have characteristics that are distinct from many other investment vehicles, including the Underlying ETF. It is important that you understand these characteristics before making an investment in the Fund.

The Fund uses FLEX Options to employ a capital protected target outcome strategy. Target outcome strategies seek to produce pre-determined investment outcomes based upon the performance of an underlying security or index. The pre-determined outcomes sought by the Fund, which include capital protection to absorb 100% of losses (before fees and expenses) in the Underlying ETF (the "Capital Protection") and upside participation to a stated cap of 7.57% (before fees and expenses) (the "Cap"), are based on the price performance of the Underlying ETF over an approximate one-year period (the "Outcome Period").

The outcomes the Fund seeks for investors that hold Fund Shares for an entire Outcome Period are as follows, though there can be no guarantee these results will be achieved:

•  If the Underlying ETF appreciates over the Outcome Period, the combination of FLEX Options held by the Fund seeks to provide upside participation matching that of the Underlying ETF, up to a Cap that is determined at the start of the Outcome Period.

•  If the Underlying ETF decreases over the Outcome Period, the combination of FLEX Options held by the Fund seeks to provide protection against 100% of Underlying ETF losses, prior to taking into account the Fund's fees and expenses.

The Fund does not seek to provide capital protection against 100% of losses (before fees and expenses) of the Underlying ETF as of any time other than the end of the Outcome Period.

For the Outcome Period beginning on January 1, 2025 through December 31, 2025, the Cap is 7.57% and the Capital Protection is 100%. When the Fund's fees and expenses are taken into account, the Cap is 6.88% and the Capital Protection is 99.31%. The Cap and Capital Protection will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee.

The current Outcome Period is from January 1, 2025 through December 31, 2025. The Fund will not terminate after the conclusion of the Outcome Period. After the conclusion of the Outcome Period, another will begin. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the

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Additional Information About Investment Strategies and Related Risks

new Outcome Period. This means that the Cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The capital protection will remain the same for each Outcome Period. The Capital Protection and Cap, and the Fund's value relative to each, should be considered before investing in the Fund. The Fund will be perpetually offered and not terminate after the current or any subsequent Outcome Period. Approximately one week prior to the end of an Outcome Period, the Fund's website will be updated to alert existing shareholders that the Outcome Period is approaching its conclusion and will disclose the anticipated Cap range for the next Outcome Period. See "Subsequent Outcome Periods" for more information.

Upon conclusion of the Outcome Period, the Fund will receive the cash value of all the FLEX Options it held for that Outcome Period. It will then invest in a new series of FLEX Options with an expiration date of approximately one year in the future, and a new Outcome Period will begin. Each FLEX Option's value is ultimately derived from the performance of the Underlying ETF's share price during that time. As the terms of the FLEX Options do not change during an Outcome Period, the outcomes, including the Cap and 100% Capital Protection discussed below, will be measured to the Fund's net asset value ("NAV") on the first day of the Outcome Period.

The stated Cap and Capital Protection may only be realized by investors who continuously hold Fund Shares from the commencement of an Outcome Period until its conclusion. An investor who purchases Fund Shares other than on the first day of an Outcome Period and/or sells Fund Shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. While the Cap and Capital Protection provide the intended outcomes only for investors that hold their Fund Shares throughout the complete term of the Outcome Period, an investor can expect the value of their Fund Shares to generally move in the same direction as the Underlying ETF during the Outcome Period. If investors buy or sell on a date other than the start or end date of the Outcome Period, their returns will be different and they may incur losses in excess of the Capital Protection level (i.e., losses exceeding 0%) and they may not experience gains up to the Cap. See "Capital Protection and Cap" for more information.

The Fund's website, www.calamos.com, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Outcome Period, including the Fund's value relative to the Cap and Capital Protection. Before purchasing Fund Shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund Shares on a particular day and held through the end of the Outcome Period.

The Fund's investment objective is not a fundamental policy and therefore may be changed by the Board without shareholder approval.

The Fund seeks to generate returns that match the Underlying ETF, up to the Cap (discussed in detail below), while limiting downside losses. The hypothetical illustrations provided below are designed to illustrate the outcomes that the Fund seeks to provide for investors who hold Fund Shares for the entirety of the Outcome Period. The hypothetical examples set forth below do not represent the performance of the Fund and investors should not rely on the hypothetical examples shown below as an indication of the actual or future performance of the Fund. There is no guarantee that the Fund will be successful in its attempt to provide the target outcomes for an Outcome Period. The returns that the Fund seeks to provide do not include the costs associated with purchasing Fund Shares and certain expenses incurred by the Fund. In the payoff profile illustration, the dotted line represents the Underlying ETF's performance, and the solid line represents the return profile gross of fees and expenses sought by the Fund in relation to the Underlying ETF's indicated performance. The bar chart below represents the Fund's hypothetical intended return profile based upon the performance of the Underlying ETF.

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Explanation of diagram:

1.  Calamos S&P 500® Structured Alt Protection ETF® — January Participation Layer: The dotted grey line represents the first layer, which involves purchasing a near zero-strike (i.e., deep in-the-money) call on the reference asset, at a pre-determined strike to provide full participation to the price return of the underlying reference asset. In other words, the full price participation provided by this layer provides potential gains and losses that are tantamount to that of owning the underlying reference asset outright, except that this layer does not participate in the dividend yield of the underlying reference asset.

2.  Capital Protection Layer: The solid grey line represents the second layer, which involves purchasing an at-the-money put option, which produces protection equal to 100% of losses (before fees and expenses) of the price return of the reference asset, over the Outcome Period.

3.  Upside Participation Layer (the "Cap"): The solid black line illustrates the final layer, which involves selling an out-of-the-money call, thereby creating the upside cap. The strike price at which the call is sold is determined so that the combined net options purchase price is approximately equal to the underlying asset's current value. The cost of this layer is a credit equal to the price that would make the total package "no-cost" or fully financed.

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The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act").

Capital Protection and Cap

The Fund seeks to provide capital protection to absorb 100% of losses (before fees and expenses) of the Underlying ETF at the end of each Outcome Period. When the Fund's management fees are taken into account, the Capital Protection level is reduced to 99.31%. The Capital Protection level will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. If the Fund is required to increase its holdings of cash during the Outcome Period to pay fees and expenses incurred by the Fund, the Capital Protection level may be further reduced. The Fund does not seek to provide capital protection against 100% of losses (before fees and expenses) of the Underlying ETF as of any time other than the end of the Outcome Period.

During the Outcome Period, there may be periods of significant disparity between the Fund's NAV and the Underlying ETF's price performance. As the Underlying ETF price and the Fund's Net Asset Value ("NAV") change over the Outcome Period, an investor acquiring Fund Shares after the start of the Outcome Period will likely have a different return potential than an investor who purchased Fund Shares at the start of the Outcome Period. This is because while the Cap and Capital Protection for the Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of an Outcome Period and remain constant throughout the Outcome Period, an investor purchasing Fund Shares at market value during the Outcome Period likely purchased Fund Shares at a price that is different from the Fund's NAV at the start of the Outcome Period (i.e., the NAV that the Cap and Capital Protection reference). For example, if an investor purchases Fund Shares during an Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Outcome Period (the "Initial Fund Value"), that investor's Cap will essentially be decreased by the amount of the increase in the Underlying ETF's value, and the capital protection will not set in until the Fund's NAV returns to its Initial Fund Value (i.e., a shareholder must experience losses prior to gaining the protection offered by the Fund's Capital Protection because the Fund must first decrease in value to its Initial Fund Value for the Outcome Period before subsequent losses will be protected by the Capital Protection). Conversely, if an investor purchases Fund Shares during an Outcome Period at a time when the Underlying ETF has decreased in value, the Fund's NAV may dip below the Initial Fund Value. However, in this scenario, that investor's potential gain could be larger than the Fund's Cap for the Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Outcome Period through the date the investor purchased its Fund Shares plus any additional gains between the Initial Fund Value and the Cap. There is no guarantee that the Fund will recover such value or experience such gains. The Cap and capital protection relative to the Initial Fund Value, however, will not change over the Outcome Period.

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While the Fund seeks to provide 100% protection against losses experienced by the Underlying ETF (before fees and expenses) for shareholders who hold Fund Shares for an entire Outcome Period, there is no guarantee it will successfully do so. If the Fund's NAV has increased significantly, a shareholder that purchases Fund Shares after the first day of an Outcome Period could lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear those losses. There is no guarantee the capital protection and cap will be successful and a shareholder investing at the beginning of an Outcome Period could also lose their entire investment.

The returns of the Fund are subject to a cap for each Outcome Period, calculated (before fees and expenses) at the beginning of each Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return Cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Outcome Period. If the Underlying ETF experiences any percentage gains over the amount of the Cap, Fund shareholders will not experience those gains. Therefore, regardless of the price return of the Underlying ETF, the Cap (net of fees) is the maximum return an investor can achieve from an investment in the Fund for that Outcome Period. The Cap is set on the first day of each Outcome Period. The Cap is provided prior to taking into account annual Fund management fees of 0.69% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses (such as unexpected litigation) incurred by the Fund. The pre-determined Cap applicable to an Outcome Period will vary based on prevailing market conditions at the time that the Cap is set, including interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the FLEX Options.

The Cap level is a result of the design of the Fund's principal investment strategy. To provide the Capital Protected Target Outcome, the Fund purchases and sells a series of put and call FLEX Options on or around the last business day of the month prior to the beginning of an Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The Adviser will calculate the amount of premiums that the Fund will owe on the put options acquired to provide the Capital Protection and will then sell call FLEX Options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The Cap is the strike price of those FLEX Options the Fund is selling. The Cap, and the Fund's value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund Shares during an Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Outcome Period to a level near the Cap, an investor purchasing Fund Shares will have limited to no gain potential for the remainder of the Outcome Period (because the investor's potential gain will be limited to the difference between the Fund's NAV on the date the investor purchased the Fund Shares and the Cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which it purchased its Fund Shares and the Initial Fund Value for the Outcome Period before subsequent losses will be protected by the Capital Protection. If an investor buys Fund Shares when the price exceeds the Cap, an investor selling their shares at the end of the Outcome Period will not experience any gain regardless of the price return of the Underlying ETF. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Outcome Period, and an investor may experience returns on the Fund significantly below the Cap.

In periods of extreme market volatility or during market disruption events, the Fund's ability to offset investor losses through the use of the FLEX Options to achieve the stated Capital Protection, or provide a return up to the stated upside Cap may be impaired, resulting in an upside limit significantly below the Cap and downside protection significantly lower than full capital protection (i.e., losses greater than 0%), because the Fund may not be able to trade or exercise existing FLEX Options, or may not receive timely payment from its counterparties. An investor may lose their entire investment and an investment in the Fund is only appropriate for investors willing to bear those losses.

For each Outcome Period, the Fund will invest in both purchased and written put and call FLEX Options that reference the Underlying ETF. Because the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options impact the correlation between the Fund's NAV and the price of the Underlying ETF.

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General Information about FLEX Options

FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation ("OCC"). The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the "buyer for every seller and the seller for every buyer," with the goal of protecting clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events, as more fully described in the Fund's Statement of Additional Information. Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and subject to the risk that the OCC may fail to perform the settlement of the FLEX Options due to bankruptcy or other adverse reasons. The FLEX Options that the Fund will hold that reference the Underlying ETF will give the Fund the right or the obligation to either receive or deliver shares of the Underlying ETF, or the right or the obligation to either receive or deliver a cash payment on the option expiration date based upon the difference between the Underlying ETF's value and a strike price, depending on whether the option is a put or call option and whether the Fund purchases or sells the option. The FLEX Options held by the Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date. The Fund will generally, under normal conditions, hold FLEX Options for each Outcome Period. The Fund will purchase call options (giving the Fund the right to receive shares of the Underlying ETF or a cash payment) and put options (giving the Fund the right to deliver shares of the Underlying ETF or a cash payment), while simultaneously selling (i.e., writing) call options (giving the Fund the obligation to deliver shares of the Underlying ETF or a cash payment). The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the Fund expects the FLEX Options to be fully covered and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchanges on which the FLEX Options are listed do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts but may charge transaction fees. Each of the FLEX Options purchased and sold throughout the Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Outcome Period. On the Flex Options expiration date, the Fund intends to sell the Flex Options prior to their expiration or cash-settle the Flex Options and use the resulting proceeds to purchase new Flex Options for the next Outcome Period.

The Underlying ETF

The Underlying ETF is an exchange-traded unit investment trust that uses a replication strategy, meaning it invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC ("PDR") serves as the Underlying ETF's sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the S&P 500® Index (the "Index"). See below for a description of the Underlying ETF's principal investment strategies and risks. You can find the Underlying ETF's prospectus and other information about the ETF, including the statement of additional information and most recent reports to shareholders, online at https://us.spdrs.com/en/etf/spdr-sp-500-etf-SPY.

The summary information below regarding the Underlying ETF comes from its filings with the SEC. You are urged to refer to the SEC filings made by the Underlying ETF and to other publicly available information (e.g., the ETF's annual reports) to obtain an understanding of the ETF's business and financial prospects. The following description of the Underlying ETF's principal investment strategies was taken directly from the Underlying ETF's prospectus, dated January 27, 2025 ("SPY" refers to the Underlying ETF; other defined terms have been modified).

"SPY seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index (the "Portfolio"), with the weight of each stock in SPY's Portfolio substantially corresponding to the weight of such stock in the Index. In SPY's prospectus, the term "Portfolio Securities" refers to the common stocks that are actually held by SPY and make up SPY's Portfolio, while the term "Index Securities" refers to the common stocks that are included in the Index, as determined by the index provider, S&P Dow Jones Indices LLC ("S&P"). At any time, SPY's Portfolio will consist of as many of the Index Securities as is practicable. To maintain the correspondence between the composition and weightings of Portfolio Securities and Index Securities, State Street Global Advisors Trust Company (the "Trustee") or its parent company, State Street Bank and Trust Company ("SSBT") adjusts SPY's Portfolio from time to time to conform to periodic changes made by S&P to the identity

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and/or relative weightings of Index Securities in the Index. SPY's Trustee or SSBT aggregates certain of these adjustments and makes changes to SPY's Portfolio at least monthly, or more frequently in the case of significant changes to the Index. SPY may pay transaction costs, such as brokerage commissions, when it buys and sells securities (or "turns over" its Portfolio). Such transaction costs may be higher if there are significant rebalancings of Index Securities in the Index, which may also result in higher taxes when SPY's units are held in a taxable account. These costs, which are not reflected in SPY's estimated annual Trust ordinary operating expenses, affect SPY's performance. During the most recent fiscal year, SPY's portfolio turnover rate was 3% of the average value of its portfolio. SPY's portfolio turnover rate does not include securities received or delivered from processing creations or redemptions of SPY's units. Portfolio turnover will be a function of changes to the Index as well as requirements of SPY's trust agreement. ... Although SPY may fail to own certain Index Securities at any particular time, SPY generally will be substantially invested in Index Securities, which should result in a close correspondence between the performance of the Index and the performance of SPY. ... SPY does not hold or trade futures or swaps and is not a commodity pool... . The Index includes five hundred (500) selected companies, all of which are listed on national stock exchanges and spans a broad range of major industries. ... Since 1968, the Index has been a component of the U.S. Commerce Department's list of Leading Indicators that track key sectors of the U.S. economy. Current information regarding the market value of the Index is available from market information services. The Index is determined, comprised and calculated without regard to SPY."

As of November 11, 2025, the Underlying ETF had significant investments in information technology companies.

Subsequent Outcome Periods

The Fund will alert existing shareholders to the new Cap at the beginning of each new Outcome Period in the following manner:

1.  Approximately one week prior to the end of the current Outcome Period, the Fund will make a sticker filing that will alert existing shareholders that the Outcome Period is approaching its conclusion and disclose the anticipated Cap range for the next Outcome Period. This filing will be mailed to existing shareholders.

2.  Following the close of business on the last day of the Outcome Period, the Fund will make a sticker filing that discloses the Fund's Cap for the next Outcome Period. This filing will be mailed to existing shareholders.

3.  On the first day of the new Outcome Period, the Fund will file a full prospectus that incorporates the sticker filing from the previous evening which replaces the Caps/dates associated with the previous Outcome Period with the Caps/dates associated with the new Outcome Period. Correspondingly, the Fund will file a revised summary prospectus that reflects such changes.

The information referenced above will also be available on the Fund's website at www.calamos.com.

Changes in 80% policy

The Fund has adopted a non-fundamental operating policy that requires it, under normal circumstances, to invest at least 80% of its net assets (plus borrowings for investment purposes, if any) in investments that provide exposure to the S&P 500® Index. Although this requirement may be changed by the Board of Trustees without shareholder approval, the Fund will notify shareholders in writing at least 60 days prior to any change in its 80% policy.

Non-Principal Investments

Cash Equivalents and Short-Term Investments

The Fund may invest in securities with maturities of less than one year or cash equivalents, or it may hold cash. The percentage of the Fund invested in such holdings varies and depends on several factors, including market conditions. For temporary defensive purposes and during periods of high cash inflows or outflows, the Fund may invest part or all of its assets in these securities or it may hold cash. During such periods, the Fund may not be able to achieve its investment objective. The Fund may adopt a defensive strategy when the portfolio managers believe securities in which such Fund normally invests have elevated risks due to political or economic factors and in other extraordinary circumstances. For more information on eligible short-term investments, see the SAI.

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Illiquid Investments

The Fund may invest up to 15% of its net assets in securities and other instruments that are, at the time of investment, illiquid (determined using the Securities and Exchange Commission's standard applicable to investment companies, i.e., any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). For this purpose, illiquid investments may include, but are not limited to, certain restricted securities (securities the disposition of which is restricted under the federal securities laws), certain securities that may only be resold pursuant to Rule 144A under the Securities Act, and certain repurchase agreements, among others.

Temporary Investments

In response to market, economic, political, or other conditions, the Fund may temporarily invest for defensive purposes that are inconsistent with the Fund's principal investment strategies. If the Fund does so, different factors could affect the Fund's performance, and the Fund may not achieve its investment objective.

Risks of Investing in the Fund

This prospectus describes the risks you may face as an investor in the Fund. It is important to keep in mind that generally, investments with a higher potential reward also have a higher risk of losing money. The reverse is also commonly true: the lower the risk, the lower the potential reward. However, as you consider an investment in the Fund, you should also take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in this investment for a long period of time to ride out down periods.

As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time, and it is possible to lose money. Each risk summarized below is considered a "principal risk" of investing in the Fund, regardless of the order in which it appears.

Principal Risks

Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs, such as the Fund, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

Cap Change Risk. A new Cap is established at the beginning of each Outcome Period and is dependent on prevailing market conditions at the time the Cap is established. Expected dividends of the Underlying ETF, market interest rates, the Underlying ETF's share price relative to the FLEX Options' strike prices, and the "implied volatility" of the Underlying ETF (the expected frequency and magnitude of changes of the Underlying ETF's share price) can impact the Cap the Fund is able to establish at the beginning of each outcome period. Extremely low interest rates (e.g., 0%) may result in a significantly lower Cap. As such, the Cap may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods. Investors should monitor the changes in the Cap for each Outcome Period, information for which will be made available pursuant to the procedure outlined in the Fund's prospectus.

Capital Protection Risk. There can be no guarantee that the Fund will be successful in its strategy to provide protection against 100% of Underlying ETF losses if the Underlying ETF's share price decreases over the duration of the Outcome Period. The Fund's strategy seeks to deliver returns that match those of the Underlying ETF (up to the Cap), while limiting downside losses, if Fund Shares are held at the time at which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Fund Shares after the FLEX Options were entered into or sells Fund Shares prior to the expiration of the FLEX Options, the Capital Protection that the Fund seeks to provide may not be available. If the Outcome Period has begun and the Underlying ETF has increased in value, the Capital Protection will

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not protect any decreases in the value of the Underlying ETF to the extent of such appreciation, and therefore an investor may experience losses from this appreciated value until the Fund reaches its original NAV from the commencement of the Outcome Period. Similarly, if an investor purchases Fund Shares after the commencement of the Outcome period and the Underlying ETF has increased in value, an investor purchasing Shares at that point will not benefit from the Capital Protection until the Underlying ETF's value decreases to its original value at the commencement of the Outcome Period. Accordingly, such investor will not receive the protection that the Fund seeks to provide until the Fund experiences losses that return it to its value at the commencement of the Outcome Period. If the FLEX Options (and therefore the Capital Protection) do not perform as expected, an investor may experience significant losses on its investment, including the loss of its entire investment.

Capped Upside Risk. The Fund's strategy seeks to provide returns that are subject to the Cap. In the event that the Underlying ETF experiences gains in excess of the Cap for the Outcome Period, the Fund will not participate in, and will underperform the Underlying ETF to the extent of, those gains beyond the Cap. The Fund's strategy seeks to deliver returns that match those of the Underlying ETF (up to the Cap), while protecting against the entirety of downside losses of the Underlying ETF, if Fund Shares are held at the time at which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Fund Shares after the FLEX Options were entered into, there may be little or no ability for that investor to experience an investment gain on their Shares (and such investor may be subjected to potential losses between that Fund Share price and the Fund's NAV at the commencement of the Outcome Period). Further, because the FLEX Options are designed to produce returns that match the price return of the Underlying ETF (subject to the Cap) on the last day of the Outcome Period, if an investor sells Fund Shares prior to the expiration date of the FLEX Options such investor may sell at a point where the Fund's performance does not match the performance of the Underlying ETF over the Outcome Period, and therefore may sell at a point where the Fund has underperformed the Underlying ETF.

Cash Holdings Risk. The Fund may invest in cash and cash equivalents for indefinite periods of time when the Fund's investment adviser determines the prevailing market environment warrants doing so. When the Fund holds cash positions, it may lose opportunities to participate in market appreciation, which may result in lower returns than if the Fund had remained fully invested in the market. Furthermore, cash and cash equivalents may generate minimal or no income and could negatively impact the Fund's performance and ability to achieve its investment objective.

Clearing Member Default Risk. Transactions in some types of derivatives, including FLEX Options, are required to be centrally cleared ("cleared derivatives"). In a transaction involving cleared derivatives, the Fund's counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house ("clearing members") can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member's individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its FLEX Options may, in certain circumstances, be used to satisfy losses of other clients of the Fund's clearing member. In addition, although clearing members guarantee performance of their clients' obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member's bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund's behalf, which heightens the risks associated with a clearing member's default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund's ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund's behalf, the Fund may be unable to effectively implement its investment strategy.

Correlation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods, consistent with the Fund's valuation policy. Because a component of the FLEX option's value will be affected by, among other things, changes in the Underlying ETF's share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF's share price and the remaining time until the FLEX Options expire, the value of the

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Fund's FLEX Options positions is not anticipated to increase or decrease at the same rate as the Underlying ETF's share price, and it is possible they may move in different directions, and as a result, the Fund's NAV may not increase or decrease at the same rate as the Underlying ETF's share price. The Fund's strategy is designed to produce the outcomes upon the expiration of the FLEX Options on the last business day of the Outcome Period, and it should not be expected that the outcomes will be provided at any point other than the end of the Outcome Period.

Costs of Buying and Selling Fund Shares. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

Derivatives Risk. Derivatives are instruments, such as futures and forward foreign currency contracts, whose value is derived from that of other assets, rates or indices. Derivatives may be more volatile than other investments and may magnify the Fund's gains or losses. Successful use of derivatives depends upon the level to which prices of the underlying assets correlate with price movements in the derivatives the Fund buys or sells. The Fund could be negatively affected if the change in market value of its securities fails to correlate with the value of derivatives it purchased or sold. The potential lack of a liquid market for a derivative may prevent the Fund from closing its derivatives positions to limit losses or realize profits. Derivatives may be purchased for a fraction of their value and small price movements may result in an immediate and substantial loss to the Fund. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. In addition, derivative instruments are subject to counterparty risk, meaning that the party with whom the Fund enters into the derivatives transaction (e.g., the clearinghouse or the broker holding the Fund's position for a futures contract or the counterparty for a forward contract) may experience a significant credit event and/or may be unwilling or unable to make timely settlement payments or otherwise honor its obligations. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.

Equity Securities Risk. Equity investments are subject to greater fluctuations in market value than other asset classes as a result of such factors as a company's business performance, investor perceptions, stock market trends and general economic conditions.

FLEX Options Risk. Trading FLEX Options involves risks different from, or possibly greater than, the risks associated with investing directly in securities. The Fund may not experience substantial upside participation from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund's FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund Shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund's FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund's Shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection may impact the value of the Fund and whether the Fund can satisfy its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment. The trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.

The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The FLEX Options are also subject to correlation risk, meaning the value of the FLEX Options does not increase or decrease at the same rate as the Underlying ETF (although they generally move in the same direction) or its underlying

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securities. The value of the FLEX Options prior to the expiration date may vary because of factors other than the value of the Underlying ETF, such as interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, a change in the actual and perceived volatility of the stock market and the Underlying ETF and the remaining time to expiration. FLEX Option prices may also be highly volatile and may fluctuate substantially during a short period of time. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options becomes more difficult and the judgment of the Fund's investment adviser (employing the fair value procedures approved by the Board of Trustees of the Trust) may play a greater role in the valuation of the Fund's holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value. Under those circumstances, the value of the FLEX Options will require more reliance on the investment adviser's judgment than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value paid for shares of the Fund.

Investment Timing Risk. An investor who purchases Fund Shares other than on the first day of the options package and/or sells Fund Shares before the options package expires may not experience the 100% downside protection or upside participation in the Underlying ETF. The Fund's downside protection and upside participation of the Underlying ETF may only be available for investors who hold Fund Shares throughout the complete term of the options package. An investor can expect their Fund Shares to move generally in the same direction as the Underlying ETF during the one-year options package. However, Fund Shares may not experience the same price movement as the price movement of the Underlying ETF. During the duration of the option package, there may be periods of significant disparity between the Fund's NAV and the Underlying ETF's price performance. For example, if an investor purchases Fund Shares during an options package period at a time when the Underlying ETF's share price has increased from its price at the beginning of the options package period, the investor may not be 100% protected against Underlying ETF downside losses. In addition, if an investor purchases Fund Shares during an options package period at a time when the Underlying ETF's share price has increased from its price at the beginning of the options package period, that investor's cap will essentially be decreased from the stated Cap by the amount of the increase in the Underlying ETF's value.

Large-Capitalization Investing Risk. Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks. In addition, larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer preferences. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

Liquidity Risk — FLEX Options. In the event that trading in the underlying FLEX Options is limited or absent, the value of the Fund's FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities, including certain non-customized option contracts. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. Additionally, the liquidation of a large number of FLEX Options may more significantly impact the price in a less liquid market. Further, the Fund requires a sufficient number of participants to facilitate the purchase and sale of options on an exchange to provide liquidity to the Fund for its FLEX Option positions. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund's net asset value and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of the Fund Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times

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Additional Information About Investment Strategies and Related Risks

of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund's portfolio securities and the Fund's market price. This reduced effectiveness could result in Fund Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Fund Shares.

Market Risk. The risk that the securities markets will increase or decrease in value is considered market risk and applies to any security. If there is a general decline in the stock or fixed-income market, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests.

New Fund Risk. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

Non-Diversification Risk. The Fund is classified as "non-diversified" under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Options Risk. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Fund's ability to utilize options successfully will depend on Calamos Advisors' ability to predict pertinent market movements, which cannot be assured.

The Fund's ability to close out its position as a purchaser or seller of an Options Clearing Corporation or exchange-listed put or call option is dependent, in part, upon the liquidity of the options market. If the Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option to realize any profit or the option would expire and become worthless. If the Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security until the option expired. As the writer of a covered call option on a security, the Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call. The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets until the next trading day.

Unless the parties provide for it, there is no central clearing or guaranty function in an over-the-counter option. As a result, if the counterparty fails to make or take delivery of the security or other instrument underlying an over-the-counter option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such counterparty or any guarantor or credit enhancement of the counterparty's credit to determine the likelihood that the terms of the over-the-counter option will be satisfied.

The Fund may also purchase or write over-the-counter put or call options, which involves risks different from, and possibly greater than, the risks associated with exchange-listed put or call options. In some instances, over-the-counter put or call options may expose the Fund to the risk that a counterparty may be unable or unwilling to perform according to a contract, and that any deterioration in a counterparty's creditworthiness could adversely affect the instrument. In addition, the Fund may be exposed to a risk that losses may exceed the amount originally invested.

Premium-Discount Risk. The Fund's Shares may trade above or below their NAV. The market prices of Fund Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Fund Shares on the Exchange. The trading price of Fund Shares may deviate significantly from NAV during periods of market volatility.

Secondary Market Trading Risk. Investors buying or selling Fund Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund Shares. Although the Fund's Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Fund Shares on the Exchange may be halted.

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Additional Information About Investment Strategies and Related Risks

Sector Risk. To the extent the Underlying ETF invests a significant portion of its assets in a particular sector, a greater portion of the Fund's performance may be affected by the general business and economic conditions affecting that sector. Each sector may share economic risk with the broader market, however there may be economic risks specific to each sector. As a result, returns from those sectors may trail returns from the overall stock market and it is possible that the Underlying ETF may underperform the broader market.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The federal income tax treatment of the securities in which the Fund may invest, including the Fund's option strategy, may not be clear or may be subject to recharacterization by the Internal Revenue Service. It could be more difficult to comply with the tax requirements applicable to RICs if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the Internal Revenue Service. Any such failure to comply with the rules applicable to RICs could cause the Fund to fail to qualify as such. To qualify and maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published Internal Revenue Service guidance or case law on how to determine the "issuer" of certain derivatives that the Fund will enter into. Based upon the language in the legislative history, the Fund intends to treat the issuer of an equity option as the referenced asset and to treat any income it may derive from an equity option as "qualifying income" under the provisions of the Code applicable to RICs. In the case of FLEX Options, assuming the referenced asset qualifies as a RIC, treating the issuer as the referenced asset would allow the Fund to count the FLEX Options as automatically diversified investments under the RIC diversification requirements. If the income is not qualifying income or the issuer of equity options, including FLEX Options, is not appropriately the referenced asset, the Fund may not qualify, or may be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund's taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

The Fund's investments in offsetting positions with respect to the Underlying ETF may affect the character of gains or losses realized by the Fund under the Code's "straddle" rules and may increase the amount of short-term capital gain realized by the Fund. Certain options the Fund holds may not qualify as "Section 1256 contracts" under Section 1256 of the Code, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

There is a risk that if the offsetting FLEX Options are held by a single person that the IRS may take the position that the FLEX Options, viewed together, should be treated as a single debt instrument for federal tax purposes. The result of such a position would be that the Fund would fail the RIC diversification tests causing the RIC to be taxed as a C corporation, unless certain cure rights based upon reasonable cause may apply. The Fund has obtained an opinion of tax counsel that the FLEX Options should not be collapsed into a single instrument. However, such an opinion is not binding upon the IRS or the courts.

Trading Issues Risk. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange's "circuit breaker" rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund's assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.

Underlying ETF Risk. The Fund invests in FLEX Options that reference an ETF, which subjects the Fund to certain of the risks of owning shares of an ETF as well as the types of instruments in which the Underlying ETF invests. The value of an ETF will fluctuate over time based on fluctuations in the values of the securities held by the ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. In addition, ETFs are subject to absence of an active market risk, premium/discount risk, tracking error risk and trading issues risk. Brokerage, tax and other expenses may negatively impact the performance of the Underlying ETF and, in turn, the value of the Fund's shares. An ETF that tracks an index may not exactly match the performance of the index due to cash drag, differences between the portfolio of the ETF and the components of the index, expenses and other factors.

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Additional Information About Investment Strategies and Related Risks

Valuation Risk. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options and/or LEAPS Options may become more difficult. In market environments where there is reduced availability of reliable objective pricing data, the judgment of Calamos Advisors in determining the fair value of the security may play a greater role. While such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.

The following are non-principal risks that generally apply to the Fund:

Cybersecurity Risk. Investment companies, such as the Fund, and their service providers are exposed to operational and information security risks resulting from cyberattacks, which may result in financial losses to the Fund and its shareholders. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, "ransomware" that renders systems inoperable until ransom is paid, the unauthorized release of confidential information, or various other forms of cybersecurity breaches. Cyber-attacks affecting the Fund, Calamos Advisors, custodian, transfer agent, distributor, market maker, authorized participants, administrator, intermediaries, trading counterparties, and other third-party service providers may adversely impact the Fund or the companies in which the Fund invests, causing the Fund's investments to lose value or to prevent a shareholder redemption or purchase from clearing in a timely manner. The use of artificial intelligence could exacerbate these risks.

Investment Management Risk. Whether the Fund achieves its investment objective(s) is significantly impacted by whether the Adviser is able to choose suitable investments for the Fund.

Market Disruption Risk. Certain events have a disruptive effect on securities markets, including but not limited to, terrorist attacks, war and other geopolitical events or catastrophes. The Adviser cannot predict the effect of similar events in the future on the U.S. or foreign economies. Certain securities such as high yield and equity securities tend to be impacted more by these events than other types of securities in terms of price and volatility.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund's ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Recent Market Events. Since the 2008 financial crisis, financial markets throughout the world have experienced periods of increased volatility, depressed valuations, decreased liquidity and heightened uncertainty and turmoil. This turmoil resulted in unusual and extreme volatility in the equity and debt markets, in the prices of individual securities and in the world economy. Events that have contributed to these market conditions include, but are not limited to, major cybersecurity events, geopolitical events (such as wars, terror attacks, natural or environmental disasters, country instability, and public health emergencies), measures to address budget deficits, downgrading of sovereign debt, dramatic changes in currency exchange rates, and public sentiment.

In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time. Economic, financial or political events, trading and tariff arrangements, terrorism, natural disasters, rapid technological developments, such as artificial intelligence, and other circumstances in one country or region could have profound impacts on global economies or markets. Widespread disease and virus epidemics and pandemics, such as the coronavirus outbreak, could likewise be highly disruptive, adversely affecting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments.

Portfolio security holdings disclosure

A description of the Fund's policies and procedures in connection with the disclosure of portfolio security holdings of the Fund are available in the SAI and on the Fund's website, www.calamos.com.

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Fund Facts

Who manages the Fund?

Investment Adviser

The Fund is advised by Calamos Advisors LLC ("Calamos Advisors" or the "Advisor"), 2020 Calamos Court, Naperville, Illinois 60563. Calamos Advisors, an investment adviser registered with the SEC effective May 29, 1987, is a wholly owned subsidiary of Calamos Investments LLC ("CILLC"). CILLC's assets under management as of December 31, 2024, were $40 billion ($38 billion of which represented Calamos Advisors' assets under management). Calamos Asset Management, Inc. ("CAM") is the sole manager of CILLC.As of July 31, 2025, approximately 22.4% of the outstanding interests of CILLC was owned by CAM, 77.72% by Calamos Partners LLC ("CPL"), and 0.04% by Calamos Equity Partners LLC ("CEP"). CAM is owned by John P. Calamos, Sr. and John S. Koudounis. CPL is owned by Calamos Family Partners, Inc. ("CFP") and John S. Koudounis. CFP is beneficially owned by members of the Calamos family, including John P. Calamos, Sr. CEP is owned by John S. Koudounis and Daniel L. Dufresne.

Subject to the overall authority of the Board of Trustees, Calamos Advisors provides continuous investment supervision and management to the Fund under a management agreement and also furnishes office space, equipment and management personnel. For these services, the Fund pays Calamos Advisors a fee based on its average daily net assets, which is accrued daily and paid on a quarterly basis. The Fund will pay fees (before any reimbursement) under the management agreement in the following amounts as a percentage of its average net assets:

ETF	FEES
Calamos S&P 500® Structured Alt Protection ETF® — January	0.69%

Out of this management fee, Calamos Advisors pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other service and license fees, except for distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, acquired fund fees and expenses, brokerage commissions and other expenses connected with the execution of portfolio transactions, taxes, interest, and extraordinary expenses.

At a meeting held on June 24, 2025, the Board of Trustees approved the Investment Management Agreement for the Fund. A discussion regarding the basis for the Board's approval of the Investment Management Agreement on behalf of the Fund is included in the Fund's Form N-CSR for the fiscal year ended July 31, 2025.

Portfolio Managers

David O'Donohue. David O'Donohue joined Calamos Advisors in August 2014 and has been a Sr. Co-Portfolio manager (since February 2024) and Co-Head of Alternative Strategies (since July 2024) and was a Co-Portfolio Manager from September 2015 through January 2024. Between March 2013 and August 2014, he was a Trader at Forty4 Asset Management LLC/Hard8 Futures LLC. Prior thereto, Mr. O'Donohue was a Portfolio Manager at Chicago Fundamental Investment Partners LLC from February 2009 to November 2012.

Jimmy Young. Jimmy Young joined Calamos Advisors in June 2003 and has been a Co-Portfolio Manager since February 2019. Between February 2018 and February 2019, he was an Assistant Portfolio Manager. Prior thereto, he was a senior strategy analyst from September 2015 to February 2018. Between July 2013 and August 2015, he was a strategy analyst.

Eli Pars. Eli Pars joined Calamos Advisors in May 2013 and has been Co-CIO, Co-Head of Alternative Strategies (since July 2024; previously served as Head of Alternative Strategies from September 2015 to June 2024) and Co-Head of Convertible Strategies, as well as a Senior Co-Portfolio Manager since September 2015. Between May 2013 and September 2015, he was a Co-Portfolio Manager. Previously, he was a Portfolio Manager at Chicago Fundamental Investment Partners from February 2009 until November 2012.

Jason Hill. Jason Hill joined Calamos Advisors in March 2004 and has been a Sr. Co-Portfolio Manager since February 2024 and was a Co-Portfolio Manager from June 2014 through January 2024. Between August 2013 and June 2014, he was a Senior Strategy Analyst. Previously, he was a Portfolio Administrator.

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Fund Facts

Anthony Vecchiolla. Anthony Vecchiolla joined Calamos Advisors in May 2014 and since February 2023 has been Co-Portfolio Manager. Previously, he was Research Associate from May 2014 to August 2015, Research Analyst September 2015 to February 2020, Senior Research Analyst from February 2020 to February 2021, and Assistant Portfolio Manager from February 2021 to January 2023.

Jordan Rosenfeld. Jordan Rosenfeld joined Calamos Advisors in April 2025 and is a Co-Portfolio Manager. Between June 2018 to March 2025, Mr. Rosenfeld was a Senior Director and Portfolio Manager at Milliman, where he was responsible for managing derivatives strategies in exchange-traded funds, mutual funds, and unit investment trusts. Previously, he was a Trader at Gelber Group from January 2016 to December 2017.

The Fund's SAI provides additional information about each portfolio manager, including other accounts they manage, their ownership in the Calamos Family of Funds and their compensation.

Management Approach

Calamos Advisors employs a "team of teams" approach to portfolio management, led by the Global CIO and our CIO team consisting of 5 Co-CIOs with specialized areas of investment expertise. The Global CIO and Co-CIO team are responsible for oversight of investment team resources, investment processes, performance and risk. As heads of investment verticals, Co-CIOs manage investment team members and, along with Co-Portfolio Managers and Associate Portfolio Managers, have day-to-day portfolio oversight and construction responsibilities of their respective investment strategies. While investment research professionals within each Co-CIO's team are assigned specific strategy responsibilities, they also provide support to other investment team verticals, creating deeper insights across a wider range of investment strategies. The combination of specialized investment teams with cross-team collaboration results in what we call our team of teams approach.

This team of teams approach is further reflected in the composition of Calamos Advisors' Investment Committee, made up of the Global CIO, the Co-CIO team, and the Global Head of Trading. Other members of the investment team participate in Investment Committee meetings in connection with specific investment related issues or topics as deemed appropriate.

The structure and composition of the Investment Committee results in a number of benefits, as it:

•  Leads to broader perspective on investment decisions: multiple viewpoints and areas of expertise feed into consensus;

•  Promotes collaboration between teams; and

•  Functions as a think tank with the goal of identifying ways to outperform the market on a risk-adjusted basis.

The objectives of the Investment Committee are to:

•  Form the firm's top-down macro view, market direction, asset allocation, and sector/country positioning.

•  Establish firm-wide secular and cyclical themes for review.

•  Review firm-wide and portfolio risk metrics, recommending changes where appropriate.

•  Review firm-wide, portfolio and individual security liquidity constraints.

•  Evaluate firm-wide and portfolio investment performance.

•  Evaluate firm-wide and portfolio hedging policies and execution.

•  Evaluate enhancements to the overall investment process.

How to Buy and Sell Shares

Fund Shares are listed for secondary trading on the Exchange under the symbol CPSY and individual Fund Shares may only be purchased and sold in the secondary market through a broker-dealer. The Exchange and secondary markets are closed on weekends and also are generally closed on the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Exchange may close early on the business day before certain holidays and on the day after Thanksgiving Day. Exchange holiday schedules are subject to change without notice. If you buy or sell Fund Shares in the secondary market, you will pay the secondary market price for Fund Shares. In addition, you may incur customary brokerage commissions and charges and may

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Fund Facts

pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

The trading prices of Fund Shares will fluctuate continuously throughout trading hours based on market supply and demand rather than the relevant Fund's net asset value, which is calculated at the end of each business day. Fund Shares will trade on the Exchange at prices that may be above (i.e., at a premium) or below (i.e., at a discount), to varying degrees, the daily net asset value of Fund Shares. The trading prices of Fund Shares may deviate significantly from the Fund's net asset value during periods of market volatility. Given, however, that Fund Shares can be issued and redeemed daily in Creation Units, the Adviser believes that large discounts and premiums to net asset value should not be sustained over long periods.

Authorized Participants may acquire shares directly from the Fund, and Authorized Participants may tender their shares for redemption directly to the Fund, at NAV per share only in Creation Units. Purchases and redemptions directly with the Fund must follow the Fund's procedures, which are described in the SAI.

The Fund may liquidate and terminate at any time without shareholder approval.

Book Entry

Fund Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding Shares of the Fund and is recognized as the owner of all Shares for all purposes.

Investors owning Fund Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Fund Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Fund Shares, you are not entitled to receive physical delivery of stock certificates or to have Fund Shares registered in your name, and you are not considered a registered owner of Fund Shares. Therefore, to exercise any right as an owner of Fund Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or "street name" form.

Fund Share Trading Prices

The trading prices of Shares of the Fund on the Exchange may differ from the Fund's daily NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of Shares of the Fund.

The approximate value of Shares of the Fund, an amount representing on a per share basis the sum of the current market price of the cash or securities, as applicable, accepted by the Fund in exchange for Shares of the Fund and an estimated cash component, if any, is disseminated every 15 seconds throughout the trading day through the facilities of the Consolidated Tape Association. This approximate value should not be viewed as a "real-time" update of the NAV per Share of the Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The Fund is not involved in, or responsible for, the calculation or dissemination of the approximate value of the Fund Shares and the Fund does not make any warranty as to its accuracy.

Frequent Purchases and Redemptions of Fund Shares

Shares of the Fund may be purchased and redeemed directly from the Fund only in Creation Units by Authorized Participants. The vast majority of trading in Shares of the Fund occurs on the secondary market, and does not involve the Fund directly. In-kind purchases and redemptions of Creation Units by Authorized Participants and cash trades on the secondary market are unlikely to cause many of the harmful effects of frequent purchases and/or redemptions of Fund Shares. Cash purchases and/or redemptions of Creation Units, however, can result in disruption of portfolio management, dilution to the Fund and increased transaction costs, which could negatively impact the Fund's ability to achieve its investment objective, and may lead to the realization of capital gains. These consequences may increase as the frequency of cash purchases and redemptions of Creation Units by Authorized Participants increases. However, direct trading by Authorized Participants is critical to ensuring that Fund Shares trade at or close to NAV.

The Fund impose no restrictions on the frequency of purchases and redemptions ("market timing"). To minimize these potential consequences of frequent purchases and redemptions of Fund Shares, the Fund employs fair valuation pricing, and

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Fund Facts

imposes transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs the Fund incurs in effecting trades. In addition, the Adviser monitors trades by Authorized Participants for patterns of abusive trading and the Fund reserves the right to not accept orders from Authorized Participants that the Adviser has determined may be disruptive to the management of the Fund, or otherwise are not in the best interests of the Fund. For these reasons, the Board has not adopted policies and procedures with respect to frequent purchases and redemptions of Fund Shares. The Trust's policies and procedures regarding frequent purchases and redemptions may be modified by the Board of Trustees at any time.

The Trust's policies and procedures prohibit the practice of any officer or employee of the Trust, a Trust investment adviser (including any sub-adviser), the distributor, custodian, or transfer agent, or other affiliated person of the Trust placing orders to purchase or redeem shares of a series of the Trust after the designated time as of which the Fund calculates its NAV (i.e., "late trading").

Distribution and Service Plan

The Fund has adopted a distribution and service plan ("Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services ("Service Providers"). If a Service Provider provides such services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Fund, however, and there are no current plans to impose these fees. In the event Rule 12b-1 fees are charged, over time they would increase the cost of an investment in the Fund because they would be paid on an ongoing basis.

Fund Website and Disclosure of Portfolio Holdings

The Trust maintains a website for the Fund at www.calamos.com. Among other things, this website includes this Prospectus and the SAI, and will include the Fund's holdings, the Fund's last annual and semi-annual reports (when available), pricing information about Fund Shares trading on the Exchange, daily NAV calculations and a historical comparison of the trading prices to NAV.

Each day the Fund is open for business, the Trust publicly disseminates the Fund's full portfolio holdings as of the close of the previous day through its website at www.calamos.com. A description of the Trust's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the Fund's SAI.

Dividends, Other Distributions and Taxes

Fund Distributions

The Fund distributes its net realized capital gains, if any, to shareholders annually. Ordinarily, dividends from net investment income, if any, are declared and paid at least annually by the Fund.

Distributions in cash may be reinvested automatically in additional whole Fund Shares only if the broker through whom you purchased Fund Shares makes such option available. The Fund realizes capital gains or losses whenever it sells securities. Net long-term capital gains are distributed to shareholders as "capital gain dividends."

Brokers may make available to their customers who own Fund Shares the DTC book-entry dividend reinvestment service. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require Fund shareholders to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and net realized gains will be automatically reinvested in additional whole Fund Shares of the Fund purchased in the secondary market. Without this service, investors would receive their distributions in cash.

Taxes

As with any investment, you should consider how your investment in Fund Shares will be taxed. The tax information in this prospectus is provided only as general information. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer,

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Fund Facts

or other investor with special circumstances. However, with respect to certain tax issues, the summaries describe the general tax treatment of certain distributions made to corporations and non-U.S. persons. In addition, this section does not describe your state, local or non-U.S. tax consequences. You should consult your own tax advisor about the tax consequences of an investment in Fund Shares.

Fund distributions to you and the sale or redemption of your Fund Shares will have tax consequences to you. Such consequences may be different if you hold your Fund Shares through a tax-exempt entity or tax-advantaged retirement account, such as an individual retirement account or 401(k) plan.

The Fund has elected to be treated, and intends to qualify each year, as a regulated investment company (a "RIC") under the Code. As a RIC, the Fund is generally not subject to corporate-level U.S. federal income tax on any net ordinary income or capital gains that are timely distributed to shareholders. However, the Fund's failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in corporate-level taxation and, consequently, a reduction in amounts available for distribution to shareholders.

The Fund may enter into option agreements with the same counterparty but has taken the position that the option agreements are separate agreements. Under general tax principles, the Fund would not accrue income on separate option agreements during the term of the agreements. However, if the agreements are treated as one agreement, the Fund might be required to accrue income and make annual distributions of income. If the Fund is required to accrue income, but does not distribute the income to shareholders, the Fund may fail to qualify as a RIC. In addition, if the agreements are treated as one agreement, the Fund may fail either or both of the RIC income and diversification tests.

For purposes of the diversification tests, the identification of the issuer (or, in some cases, issuers) of a particular investment can depend on the terms and conditions of such investment. In particular, there is no published Internal Revenue Service guidance or case law on how to determine the "issuer" of various derivatives that the Fund may enter into. Therefore, there is a risk that the Fund will not meet the Code's diversification requirements and will not qualify, or will be disqualified, as a RIC.

Taxes on Distributions

Distributions by the Fund generally are taxable to you as ordinary income or capital gains. Distributions are subject to federal income tax, whether received in cash or reinvested in additional Fund Shares or shares of another fund, and may be subject to state or local taxes. Distributions of the Fund's "investment company taxable income" generally will be taxable as ordinary income to the extent of the Fund's current or accumulated earnings and profits. Notwithstanding the foregoing, distributions that are attributable to "qualified dividends" received by the Fund may be eligible to be taxed at long-term capital gains rates, as long as the Fund and the shareholder meet certain holding period requirements. It is not anticipated that the Fund will have qualified dividend income.

Distributions of the Fund's net capital gain that are properly reported by the Fund as "capital gain dividends" will generally be taxable to you as long-term capital gains, currently at a maximum rate of 20%, regardless of your holding period in the Fund's Shares. The Fund's option strategy is likely to reduce the amount of dividends that might otherwise qualify as capital gains dividends. Distributions in excess of the Fund's current and accumulated earnings and profits first will reduce your adjusted tax basis in your Fund Shares and, after the adjusted basis is reduced to zero, will constitute capital gain. Such capital gain will be long-term capital gain and thus, will be taxed at a maximum rate of 20%, if the distributions are attributable to Fund Shares that you have held for more than one year.

Certain non-corporate taxpayers will also be subject to a 3.8% U.S. federal Medicare contribution tax with respect to the lesser of (1) their "net investment income" or (2) the excess of their "modified adjusted gross income" over a threshold amount ($200,000 for single taxpayers and $250,000 for taxpayers who are married and filing jointly).

Corporate shareholders of the Fund are generally eligible for a dividends-received deduction with respect to ordinary income dividends (but not capital gain dividends) properly designated as eligible for such deduction by the Fund, as long as the Fund and the corporate shareholder meet certain holding period and other requirements. It is not anticipated that the Fund will make distributions eligible for the dividend-received deduction.

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Fund Facts

Under a dividend reinvestment service, you may have the option to have all cash distributions automatically reinvested in additional Fund Shares. Any distributions reinvested under such a service will nevertheless be taxable to you as described above.

You will have an adjusted basis in the additional Fund Shares purchased through such a reinvestment service equal to the amount of the reinvested distribution plus the amount of any fees charged for the transaction. The additional Fund Shares will have a holding period commencing on the day following the day on which they are credited to your account.

A distribution will reduce the Fund's NAV per Share and generally will be taxable to you as ordinary income or capital gain even if it is paid from income or gains earned by the Fund before you invested in the Fund. From an investment standpoint, such a distribution constitutes a return of capital. However, from a tax standpoint, it constitutes taxable income. In general, distributions are subject to federal income tax as of the date of payment. However, distributions paid in January will be treated as paid on December 31 of the prior year if they were declared and payable to shareholders of record on a date in October, November or December of the prior year.

The Fund's transactions in derivatives, as well as any of its hedging, short sale, securities loan or similar transactions may be subject to one or more special tax rules. These rules may affect whether gains and losses recognized by the Fund are treated as ordinary or capital, accelerate the recognition of income or gains to the Fund, defer losses to the Fund, and cause adjustments in the holding periods of the Fund's securities, thereby affecting whether capital gains and losses are treated as short-term or long-term. These rules could therefore affect the amount, timing and/or character of distributions to shareholders and thus taxes payable by shareholders.

The FLEX Options included in the Fund's portfolio are exchange-traded options. Under Section 1256 of the Code, certain types of exchange-traded options are treated as if they were sold (i.e., "marked to market") at the end of each year. The Fund does not believe that some of the positions in FLEX Options held by the Fund will be subject to Section 1256, which means that the positions will not be marked to market, but the positions will be subject to the straddle rules.

The straddle rules may affect the character of gains (or losses) realized by the Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that the Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

The tax consequences of straddle transactions to the Fund are not entirely clear in all situations under currently available authority. The straddle rules may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to U.S. shareholders in a non-liquidating distribution. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, if the Fund makes a non-liquidating distribution of its short-term capital gain, the amount which must be distributed to U.S. shareholders as ordinary income may be increased substantially as compared to the Fund that did not engage in such transactions.

You may be subject to federal back-up withholding tax, if you do not provide the Fund with a taxpayer identification number (for an individual, a social security number) and make other required certifications, or the Internal Revenue Service informs the Fund that your tax identification number is incorrect. Backup withholding is not an additional tax. You may claim the amount withheld as a credit on your federal income tax return, provided you furnish the appropriate information to the Internal Revenue Service.

Taxes When Shares are Sold

Any capital gain or loss realized upon a sale of Fund Shares is generally treated as long-term capital gain or loss if you have held the Fund Shares for more than one year and as short-term capital gain or loss if you have held the Fund Shares for one year or less. The ability to deduct capital losses realized on a sale of Fund Shares may be limited.

CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® — JANUARY
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Fund Facts

Taxes on Purchase and Redemption of Creation Units

An Authorized Participant that exchanges equity securities for Creation Units will generally recognize a gain or a loss on the exchange. Any such gain or loss will be equal to the difference between the market value of the Creation Units at the time of the exchange, plus (or minus) the cash amount received (or paid), and such Authorized Participant's aggregate basis in the securities surrendered. A person who redeems Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the aggregate market value of the securities received plus (or minus) any cash received (or paid), and such person's basis in the Creation Units redeemed. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in the Authorized Participant's economic position with respect to such Creation Units. Persons exchanging securities should consult their own tax advisor with respect to the applicability of the wash sale rules and the availability and timing of a deduction for any loss. In addition, when a regulated investment company redeems a shareholder in kind, the regulated investment company generally is not required to recognize taxable gains in respect of the portfolio securities it distributes to the redeeming shareholder. However, the Fund may be required to recognize taxable gain on the distribution of certain securities, and the Internal Revenue Service may assert that the Fund must recognize taxable gain in respect of certain other securities that the Fund distributes to a shareholder in exchange for Creation Units, which may increase the amount of taxable gains that the Fund would otherwise be required to distribute in order to maintain its qualification as a regulated investment company and avoid the Fund-level tax.

Any capital gain or loss realized upon a redemption of Creation Units is generally treated as long-term capital gain or loss if the Creation Units have been held for more than one year and as short-term capital gain or loss if the Creation Units have been held for one year or less. If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Fund Shares you purchased or sold and at what price.

Authorized Participants that are dealers may be subject to special tax rules and should consult their own tax advisors regarding the tax consequences of purchasing and redeeming Creation Units in their capacity as dealers.

Treatment of Fund Expenses

Expenses incurred and deducted by the Fund will generally not be treated as income taxable to you.

Non-U.S. Investors

If you are a non-U.S. investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you should be aware that, generally, subject to applicable tax treaties, distributions from the Fund will be characterized as dividends for U.S. federal income tax purposes (other than dividends which the Fund properly reports as capital gain dividends) and will be subject to U.S. federal income taxes, including withholding taxes, subject to certain exceptions described below. However, distributions received by a non-U.S. investor from the Fund that are properly reported by the Fund as capital gain dividends may not be subject to U.S. federal income taxes, including withholding taxes, provided that the Fund makes certain elections and certain other conditions are met. The Fund's option strategy is likely to reduce the amount of distributions otherwise eligible to be capital gains dividends.

Distributions may be subject to a U.S. withholding tax of 30% in the case of distributions to (i) certain non-U.S. financial institutions that have not entered into an agreement with the U.S. Treasury to collect and disclose certain information and are not resident in a jurisdiction that has entered into such an agreement with the U.S. Treasury and (ii) certain other non-U.S. entities that do not provide certain certifications and information about the entity's U.S. owners. The Internal Revenue Service and the Department of Treasury have issued proposed regulations providing that these withholding rules will not be applicable to the gross proceeds of share redemptions or capital gains dividends that the Fund pays.

Other Tax Matters

The foregoing is only a summary of certain federal income tax considerations of investing in the Fund under current law, which is subject to change in the future. Shareholders who are not U.S. persons within the meaning of the Code, such as non-resident aliens, foreign trusts or estates, or foreign corporations or partnerships may be subject to different U.S. federal income tax treatment.

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Fund Facts

You may also be subject to state and local taxes on distributions paid by the Fund, and sales and redemptions of Fund Shares. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific tax situation. More information about taxes can be found in the Fund's SAI.

Net Asset Value

The NAV of shares is determined at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on each day the New York Stock Exchange ("NYSE") is open. NAV is computed by determining the aggregate market value of all assets of the Fund, less its liabilities, divided by the total number of shares outstanding (assets-liabilities)/number of shares = NAV). The NYSE is closed on weekends and New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV takes into account the expenses and fees of the Fund, including management, administration, and distribution fees, which are accrued daily. The determination of NAV for the Fund for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received by the Fund (or an authorized broker or agent, or its authorized designee) before the close of trading on the NYSE on that day.

Generally, securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") National Market System for which market quotations are readily available shall be valued using the NASDAQ official closing price. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Futures, swaps and options contracts listed for trading on a futures or options exchange or board of trade for which market quotations are generally available are valued at the last quoted sale price, or, in the absence of a sale, at the mean of the last bid and ask price. Total return swaps on exchange-listed securities are valued at the last quoted sale price, or, in the absence of a sale, at the mean of the last bid and ask price.

Securities held by the Fund are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Board of Trustees ("Valuation Procedures"). If market quotations are not readily available, securities or other assets will be valued at their fair value as determined in good faith by the Adviser in accordance with procedures approved by the Board and evaluated by the Board as to the reliability of the fair value method used. In these cases, the Fund's NAV will reflect certain portfolio securities' fair values rather than their market prices. Fair value pricing involves subjective judgments, and it is possible that the fair value determined for a security or other asset may be materially different than the value that could be realized upon the sale of that security or other asset. The fair value prices can differ from market prices. The Board of Trustees has designated Calamos Advisors as "valuation designee" for the Fund. The valuation designee is responsible for determining the value of the Fund's investments. The designee may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to ensure the process produces reliable results.

The Fund may use independent pricing services to assist in calculating the value of the Fund's securities or other assets.

With respect to any portion of the Fund's assets that are invested in one or more open-end management investment companies registered under the 1940 Act, the Fund's net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

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Fund Facts

Fund Service Providers

State Street Bank and Trust Company ("State Street"), located at One Congress Street, Suite 1, Boston, Massachusetts 02114-2016, serves as the Fund's administrator, custodian, fund accounting and transfer agent.

Calamos Financial Services LLC ("CFS"), located at 2020 Calamos Court, Naperville, Illinois 60563, serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in Fund Shares.

Ropes & Gray LLP, located at 191 North Wacker Drive, 32nd Floor, Chicago, IL 60606, serves as legal counsel to the Trust.

Premium/Discount Information

Information showing the number of days the market price of the Fund Shares was greater (at a premium) and less (at a discount) than the Fund's NAV for the most recently completed calendar year, and the most recently completed calendar quarters since that year (or the life of the Fund, if shorter), is available at www.calamos.com.

Investments by Other Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including Fund Shares. The SEC adopted Rule 12d1-4 under the 1940 Act on November 19, 2020, which became effective January 19, 2021. The Fund is required to comply with the conditions of Rule 12d1-4, which allows, subject to certain conditions, the Fund to invest in other registered investment companies and other registered investment companies to invest in the Fund beyond the limits contained in Section 12(d)(1) of the 1940 Act.

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Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance for the period of January 2, 2025 (commencement of operations) through July 31, 2025. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's financial statements, are included in the SAI, which is available upon request.

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period was as follows:

	January 2, 2025• through July 31,
	2025
Per share operating performance
Net asset value, beginning of year	$23.46
Income from investment operations:
Net investment income (loss)(a)	(0.09)
Net realized and unrealized gain (loss)	0.97
Total from investment operations	0.88
Less distributions to common shareholders from:
Net investment income	—
Total distributions	—
Net asset value, end of year	$24.34
Total return applicable to common shareholders
Total investment return based on:
Net asset value(b)	3.75%
Ratios to average net assets applicable to common shareholders
Net expenses	0.69	%(c)
Net investment income (loss)	(0.68	%)(c)
Supplemental data
Net assets applicable to common shareholders, end of year (000)	$22,515
Portfolio turnover rate(d)(e)	0%

  •  Commencement of operations.

  (a)  Net investment income (loss) allocated based on average shares method.

  (b)  Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

  (c)  Annualized.

  (d)  Not annualized.

  (e)  Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® — JANUARY
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Other Information

Continuous Offering

The method by which Creation Units of Fund Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of Fund Shares are issued and sold by the Fund on an ongoing basis, a "distribution," as such term is used in the Securities Act of 1933, as amended (the "Securities Act"), may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirements and liability provisions of the Securities Act. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Fund Shares and sells the Fund Shares directly to customers or if it chooses to couple the creation of a supply of new Fund Shares with an active selling effort involving solicitation of secondary market demand for Fund Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in Fund Shares, whether or not participating in the distribution of Fund Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not "underwriters" but are participating in a distribution (as contrasted with engaging in ordinary secondary market transactions) and thus dealing with the Fund Shares that are part of an overallotment within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national exchange.

Disclaimer

The "S&P 500®" is a product of S&P Dow Jones Indices LLC or its affiliates ("SPDJI") and has been licensed for use by Calamos Advisors LLC ("Calamos Advisors"). S&P®, S&P 500®, SPX®, SPY®, US 500TM, The 500TM, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates ("S&P"); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"). It is not possible to invest directly in an index. The Fund is not sponsored or sold by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, "S&P Dow Jones Indices"). S&P Dow Jones Indices do not make any representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500® Index to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices' only relationship to Calamos Advisors with respect to the S&P 500® Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P 500® Index is determined, composed and calculated by S&P Dow Jones Indices without regard to Calamos Advisors or the Fund. S&P Dow Jones Indices have no obligation to take the needs of Calamos Advisors or the owners of the Fund into consideration in determining, composing or calculating the S&P 500® Index. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the Fund. There is no assurance that investment products based on the S&P 500® Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment adviser, commodity trading advisor, commodity pool operator, broker dealer, fiduciary, promoter" (as defined in the Investment Company Act of 1940, as amended), "expert" as enumerated within 15 U.S.C. § 77k(a) or tax advisor. Inclusion of a security, commodity, crypto currency or other asset within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, commodity, crypto currency or other asset, nor is it considered to be investment advice or commodity trading advice.

NEITHER S&P DOW JONES INDICES NOR THIRD PARTY LICENSOR GUARANTEES THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P 500® INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS)

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Other Information

WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY CALAMOS ADVISORS, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500® INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBLITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. S&P DOW JONES INDICES HAS NOT REVIEWED, PREPARED AND/OR CERTIFIED ANY PORTION OF, NOR DOES S&P DOW JONES INDICES HAVE ANY CONTROL OVER, THE LICENSEE PRODUCT REGISTRATION STATEMENT, PROSPECTUS OR OTHER OFFERING MATERIALS. THERE ARE NO THIRD-PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND CALAMOS ADVISORS, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

Summary of Certain Provisions of the Second Amended and Restated Trust Instrument

The summary below is a synopsis of certain provisions contained in the Trust's Second Amended and Restated Trust Instrument (the "Trust Instrument"). Shareholders should refer to the Trust Instrument for further information. Defined terms have the meanings contained in the Trust Instrument.

Derivative Actions

The Second Amended and Restated Trust Instrument (the "Trust Instrument") requires, within Section 9 of Article IV, that before bringing any derivative action on behalf of the Fund, Shareholders must have made a written demand to the Board of Trustees requesting that they cause the Trust or affected Series or Class, as applicable, to file the action itself.

In order to warrant consideration, any such written demand must include at least the following:

(1)  a detailed description of the action or failure to act complained of and the facts upon which each such allegation is made;

(2)  a statement to the effect that the complaining Shareholders believe that they will fairly and adequately represent the interests of similarly situated Shareholders in enforcing the right of the Trust or the affected Series or Class, as applicable and an explanation of why the complaining Shareholders believe that to be the case;

(3)  a certification that the following requirements have been met, as well as information reasonably designed to allow the Trustees to verify that certification:

(a)  each complaining Shareholder was a Shareholder of the Trust or the affected Series or Class, as applicable, at the time of the action or failure to act complained of, or acquired the Shares afterwards by operation of law from a Person who was a Shareholder at that time; and

(b)  each complaining Shareholder was a Shareholder of the Trust or the affected Series or Class, as applicable, as of the time the demand required by Section 9 of Article IV was made; and

(4)  a certification that each complaining Shareholder will be a Shareholder of the Trust or the affected Series or Class, as applicable as of the commencement of the derivative action.

The Trust Instrument further provides that at least 10% of the Shareholders of the Trust or the affected Series or Class, as applicable, must join in bringing the derivative action. This provision does not apply to claims brought under the federal securities laws.

The Trust Instrument also provides that a copy of the derivative complaint must be served on the Trust, assuming the requirements described above have already been met and the derivative action has not been barred as further described in the Trust Instrument.

CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® — JANUARY
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Other Information

Forum and Waiver of Jury Trial

Section 10 of Article X of the Trust Instrument outlines which shareholder actions must be brought in state court and which must be brought in federal court. This section states in particular that, unless the Trust consents in writing to the selection of an alternative forum, the Federal District Courts of the United States of America shall be the sole and exclusive forum for the resolution of any complaint asserting a cause of action arising under any federal securities law. This provision may increase costs for a shareholder to bring a claim or may limit a shareholder's ability to bring a claim in a judicial forum that they find more convenient or favorable. While the enforceability of the exclusive forum provisions may be challenged, this section also provides that if any provisions of Section 10 shall be held to be invalid, illegal or unenforceable, the validity, legality and enforceability of the remaining portions will still apply.

Section 10 of Article X of the Trust Instrument also states that shareholders and all other such persons bringing any such suit, action, or proceeding in the Superior Court in the State of Delaware waive the right to a trial by jury to the fullest extent permitted by law.

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For more detailed information on the Fund, several additional sources of information are available to you. The Fund's SAI, incorporated by reference into this prospectus, contains detailed information on the Fund's policies and operation. Additional information about the Fund's investments is available in the annual and semi-annual reports to shareholders and in Form N-CSR. In the Fund's annual reports, you will find a discussion of the market conditions and investment strategies that significantly impacted the Fund's performance during the last fiscal year. In Form N-CSR, you will find the Fund's annual and semi-annual financial statements. The Fund's most recent SAI, annual or semi-annual reports and certain other information are available free of charge by calling the Fund at (866) 363-9219, on the Fund's website at www.calamos.com or through your financial advisor. Shareholders may call the toll-free number above with any inquiries.

You may obtain this and other information regarding the Fund, including the SAI and Codes of Ethics adopted by the Adviser, Distributor and the Trust, directly from the SEC. Information on the SEC's website is free of charge. Visit the SEC's on-line EDGAR database at http://www.sec.gov. You may also request information regarding the Fund by sending a request (along with a duplication fee) to the SEC by sending an electronic request to publicinfo@sec.gov.

Calamos S&P 500® Structured Alt Protection ETF® — January

2020 Calamos Court

Naperville, IL 60563-2787

866.363.9219

www.calamos.com

SEC File
#811-22887

CPSYSTAPRO 112825

Fund Name	Ticker	Exchange
Calamos S&P 500® Structured Alt Protection ETF® — February	CPSF	NYSE Arca

Prospectus November 28, 2025

The fund listed above (the "Fund") is a series of the Calamos ETF Trust (the "Trust") and an exchange-traded fund ("ETF"). The Fund lists and principally trades its shares on the NYSE Arca, Inc. ("NYSE Arca" or the "Exchange").

The U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

As described in more detail in the Fund's summary, the Fund seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the SPDR® S&P 500® ETF Trust ("Underlying ETF") up to a predetermined upside cap (the "Cap"), while protecting against 100% of the Underlying ETF's losses (before fees and expenses), over a period of approximately one-year (the "Outcome Period").

•  Upside Cap: A pre-determined upside return Cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Outcome Period. The Cap is determined before fees and expenses. The Cap is expected to change at the beginning of each new Outcome Period.

•  Capital Protection: Represents downside protection target equal to 100% of losses (before fees and expenses) of the Underlying ETF, over the Outcome Period. There is no guarantee the Fund will be successful in providing the sought-after downside protection.

•   Outcome Period: The approximate one-year period over which the Fund seeks to produce the Capital Protected Target Outcome. The current Outcome Period is from February 1, 2025 through January 31, 2026. The Fund will not terminate after the conclusion of the Outcome Period. After the conclusion of the Outcome Period, another will begin.

•  Together, the Upside Cap, Capital Protection, and Outcome Period makeup the Capital Protected Target Outcome (alternatively, the "Target Outcome").

•  The Target Outcome may not be achieved, and investors may lose some or all of their money. The Fund is designed to achieve the Target Outcome only if an investor buys on the first day of the Outcome Period and holds the Fund until the end of the Outcome Period.

•  If investors buy or sell on a date other than the start or end date of the Outcome Period, their returns will be different and they may incur losses in excess of the Capital Protection level (i.e., losses exceeding 0%) and they may not experience gains up to the Cap.

•  Investors considering purchasing shares after the beginning of the Outcome Period or considering selling their shares prior to the end of the Outcome Period should visit the Fund's website at www.calamos.com for important information and considerations regarding the Fund's potential outcomes.

•  In periods of extreme market volatility, or during market disruption events, the Fund's ability to offset investor losses via the Capital Protection or provide a return up to the stated upside Cap may be impaired.

•  The Fund will not terminate upon reaching the end of an Outcome Period. Rather, the Fund will rebalance, entering into a new set of options positions, thereby establishing a new Outcome Period, with a new Cap, and reset Capital Protection.

•  The Fund has characteristics unlike many traditional investment products and may not be suitable for all investors. The Fund is only appropriate for shareholders willing to bear losses, including some or all of their investment.

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Calamos S&P 500® Structured Alt Protection ETF® — February

Investment Objective

Calamos S&P 500® Structured Alt Protection ETF® — February (the "Fund") seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the SPDR® S&P 500® ETF Trust ("Underlying ETF") up to a cap of 7.47% (the "Cap"), while protecting against 100% of negative price return of the Underlying ETF (before fees and expenses), for the period from February 1, 2025 through January 31, 2026.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund ("Fund Shares"). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.69%
Distribution and/or Service Fees (12b-1)	0.00%
Other Expenses	0.00%
Total Annual Operating Expenses	0.69%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, whether you sell or hold your Fund Shares, would be:

You would pay the following expenses whether you sell or hold your Fund Shares at the end of the period:

One Year	Three Years	Five Years	Ten Years
$70	$221	$384	$859

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund ("ETF") that is designed to provide investors with the opportunity to benefit from increases in the Underlying ETF's share price up to the stated cap over a specified period of time of approximately one-year (the "Outcome Period"), while providing protection against decreases in the Underlying ETF's share price over the same Outcome Period (before taking fees and expenses into account).

Under normal market conditions, the Fund invests substantially all of its assets in FLexible EXchange Options ("FLEX Options") that reference the price performance of the SPDR® S&P 500® ETF Trust (the "Underlying ETF"). FLEX Options are customized equity or index option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates.

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Calamos S&P 500® Structured Alt Protection ETF® — February

The Underlying ETF is an exchange-traded unit investment trust that uses a replication strategy, meaning it invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC ("PDR") serves as the Underlying ETF's sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the S&P 500® Index. The Fund's performance does not reflect the payment of dividends by the Underlying ETF. See "The Underlying ETF" for more information.

The returns an investor will receive from an investment in the Fund have characteristics that are distinct from many other investment vehicles, including the Underlying ETF. It is important that you understand these characteristics before making an investment in the Fund.

The Fund uses FLEX Options to employ a capital protected target outcome strategy. Target outcome strategies seek to produce pre-determined investment outcomes based upon the performance of an underlying security or index. The pre-determined outcomes sought by the Fund, which include capital protection to absorb 100% of losses (before fees and expenses) in the Underlying ETF (the "Capital Protection") and upside participation to a stated cap of 7.47% (before fees and expenses) (the "Cap"), are based on the price performance of the Underlying ETF over an Outcome Period.

The outcomes the Fund seeks for investors that hold Fund Shares for an entire Outcome Period are as follows, though there can be no guarantee these results will be achieved:

•  If the Underlying ETF appreciates over the Outcome Period, the combination of FLEX Options held by the Fund seeks to provide upside participation matching that of the Underlying ETF, up to a cap that is determined at the start of the Outcome Period.

•  If the Underlying ETF decreases over the Outcome Period, the combination of FLEX Options held by the Fund seeks to provide protection against 100% of Underlying ETF losses, prior to taking into account the Fund's fees and expenses.

The Fund does not seek to provide capital protection against 100% of losses (before fees and expenses) of the Underlying ETF as of any time other than the end of the Outcome Period.

For the Outcome Period beginning on February 1, 2025 through January 31, 2026, the Cap is 7.47% and the Capital Protection is 100%. When the Fund's fees and expenses are taken into account, the Cap is 6.78% and the Capital Protection is 99.31%. The Cap and Capital Protection will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee.

The current Outcome Period is from February 1, 2025 through January 31, 2026. The Fund will not terminate after the conclusion of the Outcome Period. After the conclusion of the Outcome Period, another will begin. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Outcome Period. This means that the Cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The capital protection will remain the same for each Outcome Period. The Capital Protection and Cap, and the Fund's value relative to each, should be considered before investing in the Fund. The Fund will be perpetually offered and not terminate after the current or any subsequent Outcome Period. Approximately one week prior to the end of an Outcome Period, the Fund's website will be updated to alert existing shareholders that the Outcome Period is approaching its conclusion and will disclose the anticipated Cap range for the next Outcome Period. See "Subsequent Outcome Periods" for more information.

Upon conclusion of the Outcome Period, the Fund will receive the cash value of all the FLEX Options it held for that Outcome Period. It will then invest in a new series of FLEX Options with an expiration date of approximately one year in the future, and a new Outcome Period will begin. Each FLEX Option's value is ultimately derived from the performance of the Underlying ETF's share price during that time. As the terms of the FLEX Options do not change during an Outcome Period, the outcomes, including the Cap and Capital Protection discussed below, will be measured to the Fund's net asset value ("NAV") on the first day of the Outcome Period.

The stated Cap and Capital Protection may only be realized by investors who continuously hold Fund Shares from the commencement of an Outcome Period until its conclusion. An investor who purchases Fund Shares other than on the first day of an Outcome Period and/or sells Fund Shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. While the Cap and Capital Protection provide

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Calamos S&P 500® Structured Alt Protection ETF® — February

the intended outcomes only for investors that hold their Fund Shares throughout the complete term of the Outcome Period, an investor can expect the value of their Fund Shares to generally move in the same direction as the Underlying ETF during the Outcome Period. If investors buy or sell on a date other than the start or end date of the Outcome Period, their returns will be different and they may incur losses in excess of the Capital Protection level (i.e., losses exceeding 0%) and they may not experience gains up to the Cap. See "Capital Protection and Cap" for more information.

The Fund's website, www.calamos.com, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Outcome Period, including the Fund's value relative to the Cap and Capital Protection. Before purchasing Fund Shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund Shares on a particular day and held through the end of the Outcome Period.

The Fund's investment objective is not a fundamental policy, and therefore may be changed by the Board without shareholder approval.

The Fund seeks to generate returns that match the Underlying ETF, up to the Cap (discussed in detail below), while limiting downside losses. The hypothetical illustrations provided below are designed to illustrate the outcomes that the Fund seeks to provide for investors who hold Fund Shares for the entirety of the Outcome Period. The hypothetical examples set forth below do not represent the performance of the Fund and investors should not rely on the hypothetical examples shown below as an indication of the actual or future performance of the Fund. There is no guarantee that the Fund will be successful in its attempt to provide the target outcomes for an Outcome Period. The returns that the Fund seeks to provide do not include the costs associated with purchasing Fund Shares and certain expenses incurred by the Fund. In the payoff profile illustration, the dotted line represents the Underlying ETF's performance, and the solid line represents the return profile gross of fees and expenses sought by the Fund in relation to the Underlying ETF's indicated performance. The bar chart below represents the Fund's hypothetical intended return profile based upon the performance of the Underlying ETF.

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Calamos S&P 500® Structured Alt Protection ETF® — February

Explanation of diagram:

1.  Calamos S&P 500® Structured Alt Protection ETF® — February Participation Layer: The dotted grey line represents the first layer, which involves purchasing a near zero-strike (i.e., deep in-the-money) call on the reference asset, at a pre-determined strike to provide full participation to the price return of the underlying reference asset. In other words, the full price participation provided by this layer provides potential gains and losses that are tantamount to that of owning the underlying reference asset outright, except that this layer does not participate in the dividend yield of the underlying reference asset.

2.  Capital Protection Layer: The solid grey line represents the second layer, which involves purchasing an at-the-money put option, which produces protection equal to 100% of losses (before fees and expenses) of the price return of the reference asset, over the Outcome Period.

3.  Upside Participation Layer (the "Cap"): The solid black line illustrates the final layer, which involves selling an out-of-the-money call, thereby creating the upside cap. The strike price at which the call is sold is determined so that the combined net options purchase price is approximately equal to the underlying asset's current value. The cost of this layer is a credit equal to the price that would make the total package "no-cost" or fully financed.

The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act").

Capital Protection and Cap

The Fund seeks to provide capital protection to absorb 100% of losses (before fees and expenses) of the Underlying ETF at the end of each Outcome Period. When the Fund's management fees are taken into account, the Capital Protection level is reduced to 99.31%. The Capital Protection level will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. If the Fund is required to increase its holdings of cash during the Outcome Period to pay fees and expenses incurred by the Fund, the Capital Protection level may be further reduced. The Fund does not seek to provide capital protection against 100% of losses (before fees and expenses) of the Underlying ETF as of any time other than the end of the Outcome Period.

During the Outcome Period, there may be periods of significant disparity between the Fund's NAV and the Underlying ETF's price performance. As the Underlying ETF price and the Fund's NAV change over the Outcome Period, an investor acquiring Fund Shares after the start of the Outcome Period will likely have a different return potential than an investor who purchased Fund Shares at the start of the Outcome Period. This is because while the Cap and Capital Protection for the Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of an Outcome Period

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Calamos S&P 500® Structured Alt Protection ETF® — February

and remain constant throughout the Outcome Period, an investor purchasing Fund Shares at market value during the Outcome Period likely purchased Fund Shares at a price that is different from the Fund's NAV at the start of the Outcome Period (i.e., the NAV that the Cap and Capital Protection reference). For example, if an investor purchases Fund Shares during an Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Outcome Period (the "Initial Fund Value"), that investor's Cap will essentially be decreased by the amount of the increase in the Underlying ETF's value, and the capital protection will not set in until the Fund's NAV returns to its Initial Fund Value (i.e., a shareholder must experience losses prior to gaining the protection offered by the Fund's Capital Protection because the Fund must first decrease in value to its Initial Fund Value for the Outcome Period before subsequent losses will be protected by the Capital Protection). Conversely, if an investor purchases Fund Shares during an Outcome Period at a time when the Underlying ETF has decreased in value, the Fund's NAV may dip below the Initial Fund Value. However, in this scenario, that investor's potential gain could be larger than the Fund's Cap for the Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Outcome Period through the date the investor purchased its Fund Shares plus any additional gains between the Initial Fund Value and the Cap. There is no guarantee that the Fund will recover such value or experience such gains. The Cap and capital protection relative to the Initial Fund Value, however, will not change over the Outcome Period.

While the Fund seeks to provide 100% protection against losses experienced by the Underlying ETF (before fees and expenses) for shareholders who hold Fund Shares for an entire Outcome Period, there is no guarantee it will successfully do so. If the Fund's NAV has increased significantly, a shareholder that purchases Fund Shares after the first day of an Outcome Period could lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear those losses. There is no guarantee the capital protection and cap will be successful and a shareholder investing at the beginning of an Outcome Period could also lose their entire investment.

The returns of the Fund are subject to a cap for each Outcome Period, calculated (before fees and expenses) at the beginning of each Outcome Period.. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return Cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Outcome Period. If the Underlying ETF experiences any percentage gains over the amount of the Cap, Fund shareholders will not experience those gains. Therefore, regardless of the price return of the Underlying ETF, the Cap (net of fees) is the maximum return an investor can achieve from an investment in the Fund for that Outcome Period. The Cap is set on the first day of each Outcome Period. The Cap is provided prior to taking into account annual Fund management fees of 0.69% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses (such as unexpected litigation) incurred by the Fund. The pre-determined Cap applicable to an Outcome Period will vary based on prevailing market conditions at the time that the Cap is set, including interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the FLEX Options.

The Cap level is a result of the design of the Fund's principal investment strategy. To provide the Capital Protected Target Outcome, the Fund purchases and sells a series of put and call FLEX Options on or around the last business day of the month prior to the beginning of an Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The Adviser will calculate the amount of premiums that the Fund will owe on the put options acquired to provide the Capital Protection and will then sell call FLEX Options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The Cap is the strike price of those FLEX Options the Fund is selling. The Cap, and the Fund's value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund Shares during an Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Outcome Period to a level near the Cap, an investor purchasing Fund Shares will have limited to no gain potential for the remainder of the Outcome Period (because the investor's potential gain will be limited to the difference between the Fund's NAV on the date the investor purchased the Fund Shares and the Cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which it purchased its Fund Shares and the Initial Fund Value for the Outcome Period before subsequent losses will be protected by the Capital Protection. If an

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Calamos S&P 500® Structured Alt Protection ETF® — February

investor buys Fund Shares when the price exceeds the Cap, an investor selling their shares at the end of the Outcome Period will not experience any gain regardless of the price return of the Underlying ETF.

There is no guarantee that the Fund will be successful in providing these investment outcomes for any Outcome Period, and an investor may experience returns on the Fund significantly below the Cap.

In periods of extreme market volatility or during market disruption events, the Fund's ability to offset investor losses through the use of the FLEX Options to achieve the stated Capital Protection, or provide a return up to the stated upside Cap may be impaired, resulting in an upside limit significantly below the Cap and downside protection significantly lower than full capital protection (i.e., losses greater than 0%), because the Fund may not be able to trade or exercise existing FLEX Options, or may not receive timely payment from its counterparties. An investor may lose their entire investment and an investment in the Fund is only appropriate for investors willing to bear those losses.

For each Outcome Period, the Fund will invest in both purchased and written put and call FLEX Options that reference the Underlying ETF. Because the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options impact the correlation between the Fund's NAV and the price of the Underlying ETF.

General Information about FLEX Options

FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation ("OCC"). The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the "buyer for every seller and the seller for every buyer," with the goal of protecting clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events, as more fully described in the Fund's Statement of Additional Information. Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and subject to the risk that the OCC may fail to perform the settlement of the FLEX Options due to bankruptcy or other adverse reasons. The FLEX Options that the Fund will hold that reference the Underlying ETF will give the Fund the right or the obligation to either receive or deliver shares of the Underlying ETF, or the right or the obligation to either receive or deliver a cash payment on the option expiration date based upon the difference between the Underlying ETF's value and a strike price, depending on whether the option is a put or call option and whether the Fund purchases or sells the option. The FLEX Options held by the Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date. The Fund will generally, under normal conditions, hold FLEX Options for each Outcome Period. The Fund will purchase call options (giving the Fund the right to receive shares of the Underlying ETF or a cash payment) and put options (giving the Fund the right to deliver shares of the Underlying ETF or a cash payment), while simultaneously selling (i.e., writing) call options (giving the Fund the obligation to deliver shares of the Underlying ETF or a cash payment). The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the Fund expects the FLEX Options to be fully covered and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchanges on which the FLEX Options are listed do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts but may charge transaction fees. Each of the FLEX Options purchased and sold throughout the Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Outcome Period. On the Flex Options expiration date, the Fund intends to sell the Flex Options prior to their expiration or cash-settle the Flex Options and use the resulting proceeds to purchase new Flex Options for the next Outcome Period.

The Underlying ETF

The Underlying ETF is an exchange-traded unit investment trust that uses a replication strategy, meaning it invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC ("PDR") serves as the Underlying ETF's sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the S&P 500® Index (the "Index"). See below for a description of the Underlying ETF's principal investment strategies and risks. You can find the Underlying ETF's prospectus and other information

CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® — FEBRUARY
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Calamos S&P 500® Structured Alt Protection ETF® — February

about the ETF, including the statement of additional information and most recent reports to shareholders, online at https://www.ssga.com/us/en/intermediary/etfs/spdr-sp-500-etf-trust-spy.

The summary information below regarding the Underlying ETF comes from its filings with the SEC. You are urged to refer to the SEC filings made by the Underlying ETF and to other publicly available information (e.g., the ETF's annual reports) to obtain an understanding of the ETF's business and financial prospects. The following description of the Underlying ETF's principal investment strategies was taken directly from the Underlying ETF's prospectus, dated January 27, 2025 ("SPY" refers to the Underlying ETF; other defined terms have been modified).

"SPY seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index (the "Portfolio"), with the weight of each stock in SPY's Portfolio substantially corresponding to the weight of such stock in the Index. In SPY's prospectus, the term "Portfolio Securities" refers to the common stocks that are actually held by SPY and make up SPY's Portfolio, while the term "Index Securities" refers to the common stocks that are included in the Index, as determined by the index provider, S&P Dow Jones Indices LLC ("S&P"). At any time, SPY's Portfolio will consist of as many of the Index Securities as is practicable. To maintain the correspondence between the composition and weightings of Portfolio Securities and Index Securities, State Street Global Advisors Trust Company (the "Trustee") or its parent company, State Street Bank and Trust Company ("SSBT") adjusts SPY's Portfolio from time to time to conform to periodic changes made by S&P to the identity and/or relative weightings of Index Securities in the Index. SPY's Trustee or SSBT aggregates certain of these adjustments and makes changes to SPY's Portfolio at least monthly, or more frequently in the case of significant changes to the Index. SPY may pay transaction costs, such as brokerage commissions, when it buys and sells securities (or "turns over" its Portfolio). Such transaction costs may be higher if there are significant rebalancings of Index Securities in the Index, which may also result in higher taxes when SPY's units are held in a taxable account. These costs, which are not reflected in SPY's estimated annual Trust ordinary operating expenses, affect SPY's performance. During the most recent fiscal year, SPY's portfolio turnover rate was 3% of the average value of its portfolio. SPY's portfolio turnover rate does not include securities received or delivered from processing creations or redemptions of SPY's units. Portfolio turnover will be a function of changes to the Index as well as requirements of SPY's trust agreement. ... Although SPY may fail to own certain Index Securities at any particular time, SPY generally will be substantially invested in Index Securities, which should result in a close correspondence between the performance of the Index and the performance of SPY. ... SPY does not hold or trade futures or swaps and is not a commodity pool. The Index includes five hundred (500) selected companies, all of which are listed on national stock exchanges and spans a broad range of major industries. ... Since 1968, the Index has been a component of the U.S. Commerce Department's list of Leading Indicators that track key sectors of the U.S. economy. Current information regarding the market value of the Index is available from market information services. The Index is determined, comprised and calculated without regard to SPY."

As of November 11, 2025, the Underlying ETF had significant investments in information technology companies.

Subsequent Outcome Periods

The Fund will alert existing shareholders to the new Cap at the beginning of each new Outcome Period in the following manner:

1.  Approximately one week prior to the end of the current Outcome Period, the Fund will make a sticker filing that will alert existing shareholders that the Outcome Period is approaching its conclusion and disclose the anticipated Cap range for the next Outcome Period. This filing will be mailed to existing shareholders.

2.  Following the close of business on the last day of the Outcome Period, the Fund will make a sticker filing that discloses the Fund's Cap for the next Outcome Period. This filing will be mailed to existing shareholders.

3.  On the first day of the new Outcome Period, the Fund will file a full prospectus that incorporates the sticker filing from the previous evening which replaces the Caps/dates associated with the previous Outcome Period with the Caps/dates associated with the new Outcome Period. Correspondingly, the Fund will file a revised summary prospectus that reflects such changes.

The information referenced above will also be available on the Fund's website at www.calamos.com.

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Calamos S&P 500® Structured Alt Protection ETF® — February

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. You should not consider investing in the Fund if your investment objective differs from the Fund's investment objective or if you are not willing to accept the principal risks associated with an investment in the Fund. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a "principal risk" of investing in the Fund, regardless of the order in which it appears. The principal risks of investing in the Fund include:

•  Authorized Participant Concentration Risk — Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs, such as the Fund, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

•  Cap Change Risk — A new Cap is established at the beginning of each Outcome Period and is dependent on prevailing market conditions at the time the Cap is established. As such, the Cap may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods. Investors should monitor the changes in the Cap for each Outcome Period, information for which will be made available pursuant to the procedure outlined in the Fund's prospectus.

•  Capital Protection Risk — There can be no guarantee that the Fund will be successful in its strategy to provide protection against 100% of Underlying ETF losses if the Underlying ETF's share price decreases over the duration of the Outcome Period. The Fund's strategy seeks to deliver returns that match those of the Underlying ETF (up to the Cap), while limiting downside losses, if Fund Shares are held at the time at which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Fund Shares after the FLEX Options were entered into or sells Fund Shares prior to the expiration of the FLEX Options, the Capital Protection that the Fund seeks to provide may not be available. If the Outcome Period has begun and the Underlying ETF has increased in value, the Capital Protection will not protect any decreases in the value of the Underlying ETF to the extent of such appreciation, and therefore an investor may experience losses from this appreciated value until the Fund reaches its original NAV from the commencement of the Outcome Period. Similarly, if an investor purchases Fund Shares after the commencement of the Outcome period and the Underlying ETF has increased in value, an investor purchasing Shares at that point will not benefit from the Capital Protection until the Underlying ETF's value decreases to its original value at the commencement of the Outcome Period. Accordingly, such investor will not receive the protection that the Fund seeks to provide until the Fund experiences losses that return it to its value at the commencement of the Outcome Period. If the FLEX Options (and therefore the Capital Protection) do not perform as expected, an investor may experience significant losses on its investment, including the loss of its entire investment.

•  Capped Upside Risk — The Fund's strategy seeks to provide returns that are subject to the Cap. In the event that the Underlying ETF experiences gains in excess of the Cap for the Outcome Period, the Fund will not participate in, and will underperform the Underlying ETF to the extent of, those gains beyond the Cap. The Fund's strategy seeks to deliver returns that match those of the Underlying ETF (up to the Cap), while protecting against the entirety of downside losses of the Underlying ETF, if Fund Shares are held at the time at which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Fund Shares after the FLEX Options were entered into, there may be little or no ability for that investor to experience an investment gain on their Fund Shares (and such investor may be subjected to potential losses between that Fund Share price and the Fund's

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Calamos S&P 500® Structured Alt Protection ETF® — February

NAV at the commencement of the Outcome Period). Further, because the FLEX Options are designed to produce returns that match the price return of the Underlying ETF (subject to the Cap) on the last day of the Outcome Period, if an investor sells Fund Shares prior to the expiration date of the FLEX Options such investor may sell at a point where the Fund's performance does not match the performance of the Underlying ETF over the Outcome Period, and therefore may sell at a point where the Fund has underperformed the Underlying ETF.

•  Cash Holdings Risk — To the extent the Fund holds cash positions, the Fund risks achieving lower returns and potential lost opportunities to participate in market appreciation which could negatively impact the Fund's performance and ability to achieve its investment objective.

•  Clearing Member Default Risk — Transactions in some types of derivatives, including FLEX Options, are required to be centrally cleared ("cleared derivatives"). In a transaction involving cleared derivatives, the Fund's counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house ("clearing members") can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member's individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its FLEX Options may, in certain circumstances, be used to satisfy losses of other clients of the Fund's clearing member. In addition, although clearing members guarantee performance of their clients' obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member's bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund's behalf, which heightens the risks associated with a clearing member's default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund's ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund's behalf, the Fund may be unable to effectively implement its investment strategy.

•  Correlation Risk — The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods, consistent with the Fund's valuation policy. Because a component of the FLEX option's value will be affected by, among other things, changes in the Underlying ETF's share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF's share price and the remaining time until the FLEX Options expire, the value of the Fund's FLEX Options positions is not anticipated to increase or decrease at the same rate as the Underlying ETF's share price, and it is possible they may move in different directions, and as a result, the Fund's NAV may not increase or decrease at the same rate as the Underlying ETF's share price. The Fund's strategy is designed to produce the outcomes upon the expiration of the FLEX Options on the last business day of the Outcome Period, and it should not be expected that the outcomes will be provided at any point other than the end of the Outcome Period.

•  Costs of Buying and Selling Fund Shares — Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

•  Derivatives Risk — Derivatives are instruments, such as options, futures and forward foreign currency contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. In addition, derivative instruments are subject to counterparty risk, meaning that the party with whom the Fund enters into a derivative transaction may experience a significant credit event and/or may be

PROSPECTUS | November 28, 2025
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Calamos S&P 500® Structured Alt Protection ETF® — February

unwilling or unable to make timely settlement payments or otherwise honor its obligations. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.

•  Equity Securities Risk — The securities markets are volatile, and the market prices of the Underlying ETF's securities may decline generally. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. If the market prices of the securities owned by the Underlying ETF fall, the value of your investment in the Fund will decline.

•  FLEX Options Risk — The Fund may invest in FLEX Options issued and guaranteed for settlement by The Options Clearing Corporation ("OCC"). FLEX Options are customized option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be illiquid, and in such cases, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options and changing volatility levels of the reference asset. In connection with the creation and redemption of Fund Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Fund at prices that reflect the market price of the Fund Shares, the Fund's NAV and, in turn the share price of the Fund, could be negatively impacted. The Fund may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless.

•  Investment Timing Risk — An investor who purchases Fund Shares other than on the first day of the options package and/or sells Fund Shares before the options package expires may not experience the 100% downside protection or upside participation in the Underlying ETF. The Fund's downside protection and upside participation of the Underlying ETF may only be available for investors who hold Fund Shares throughout the complete term of the options package. An investor can expect their Fund Shares to move generally in the same direction as the Underlying ETF during the one-year options package. However, Fund Shares may not experience the same price movement as the price movement of the Underlying ETF. During the duration of the option package, there may be periods of significant disparity between the Fund's NAV and the Underlying ETF's price performance. For example, if an investor purchases Fund Shares during an options package period at a time when the Underlying ETF's share price has increased from its price at the beginning of the options package period, the investor may not be 100% protected against Underlying ETF downside losses. In addition, if an investor purchases Fund Shares during an options package period at a time when the Underlying ETF's share price has increased from its price at the beginning of the options package period, that investor's cap will essentially be decreased from the stated Cap by the amount of the increase in the Underlying ETF's value.

•  Large-Capitalization Investing Risk — Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks. In addition, larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer preferences. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•  Liquidity Risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® — FEBRUARY
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Calamos S&P 500® Structured Alt Protection ETF® — February

•  Liquidity Risk — FLEX Options — In the event that trading in the underlying FLEX Options is limited or absent, the value of the Fund's FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities, including certain non-customized option contracts. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. Additionally, the liquidation of a large number of FLEX Options may more significantly impact the price in a less liquid market. Further, the Fund requires a sufficient number of participants to facilitate the purchase and sale of options on an exchange to provide liquidity to the Fund for its FLEX Option positions. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

•  Market Maker Risk — If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund's net asset value and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of the Fund Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund's portfolio securities and the Fund's market price. This reduced effectiveness could result in Fund Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Fund Shares.

•  Market Risk — The risk that the securities markets will increase or decrease in value is considered market risk and applies to any security. If there is a general decline in the stock or fixed-income market, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests.

•  New Fund Risk — The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

•  Non-Diversification Risk — The Fund is classified as "non-diversified" under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code").

•  Options Risk — The Fund's ability to close out its position as a purchaser or seller of an over-the-counter or exchange-listed put or call option is dependent, in part, upon the liquidity of the options market. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Fund's ability to utilize options successfully will depend on the ability of the Fund's investment adviser to predict pertinent market movements, which cannot be assured. The Fund may also purchase or write over-the-counter put or call options, which involves risks different from, and possibly greater than, the risks associated with exchange-listed put or call options. Over-the-counter put or call options may expose the Fund to the risk that a counterparty may be unable or unwilling to perform according to a contract, and that any deterioration in a counterparty's creditworthiness could adversely affect the instrument. In addition, the Fund may be exposed to a risk that losses may exceed the amount originally invested.

•  Premium-Discount Risk — Fund Shares may trade above or below their NAV. The market prices of Fund Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Fund Shares on the Exchange. The trading price of Fund Shares may deviate significantly from NAV during periods of market volatility.

•  Secondary Market Trading Risk — Investors buying or selling Fund Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund Shares. Although the Fund Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Fund Shares on the Exchange may be halted.

•  Sector Risk — To the extent the Underlying ETF invests a significant portion of its assets in a particular sector, a greater portion of the Fund's performance may be affected by the general business and economic conditions affecting that sector. Each sector may share economic risk with the broader market, however there may be economic risks specific to

PROSPECTUS | November 28, 2025
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Calamos S&P 500® Structured Alt Protection ETF® — February

each sector. As a result, returns from those sectors may trail returns from the overall stock market, and it is possible that the Underlying ETF may underperform the broader market.

•  Tax Risk — The Fund intends to elect and to qualify each year to be treated as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The federal income tax treatment of the securities in which the Fund may invest, including the Fund's option strategy, may not be clear or may be subject to recharacterization by the Internal Revenue Service. It could be more difficult to comply with the tax requirements applicable to RICs if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the Internal Revenue Service. Any such failure to comply with the rules applicable to RICs could cause the Fund to fail to qualify as such. To qualify and maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published Internal Revenue Service guidance or case law on how to determine the "issuer" of certain derivatives that the Fund will enter into. Based upon the language in the legislative history, the Fund intends to treat the issuer of an equity option as the referenced asset and to treat any income it may derive from an equity option as "qualifying income" under the provisions of the Code applicable to RICs. In the case of FLEX Options, assuming the referenced asset qualifies as a RIC, treating the issuer as the referenced asset would allow the Fund to count the FLEX Options as automatically diversified investments under the RIC diversification requirements. If the income is not qualifying income or the issuer of equity options, including FLEX Options, is not appropriately the referenced asset, the Fund may not qualify, or may be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund's taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

The Fund's investments in offsetting positions with respect to the Underlying ETF may affect the character of gains or losses realized by the Fund under the Code's "straddle" rules and may increase the amount of short-term capital gain realized by the Fund. Certain options the Fund holds may not qualify as "Section 1256 contracts" under Section 1256 of the Code, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

Offsetting FLEX Options are held by a single person, the IRS may take the position that the FLEX Options, viewed together, should be treated as a single debt instrument for federal tax purposes. The result of such a position would be that the Fund would fail the RIC diversification tests, causing the RIC to be taxed as a C corporation, unless certain cure rights based upon reasonable cause may apply. The Fund has obtained an opinion of tax counsel that the FLEX Options should not be collapsed into a single instrument. However, such an opinion is not binding upon the IRS or the courts.

•  Trading Issues Risk — Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange's "circuit breaker" rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund's assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.

•  Underlying ETF Risk — The Fund invests in FLEX Options that reference an ETF, which subjects the Fund to certain of the risks of owning shares of an ETF as well as the types of instruments in which the Underlying ETF invests. The value of an ETF will fluctuate over time based on fluctuations in the values of the securities held by the ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. In addition, ETFs are subject to absence of an active market risk, premium/discount risk, tracking error risk and trading issues risk. Brokerage, tax and other expenses may negatively impact the performance of the Underlying ETF and, in turn, the value of the Fund's shares. An ETF that tracks an index may not exactly match the performance of the index due to cash drag, differences between the portfolio of the ETF and the components of the index, expenses and other factors.

CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® — FEBRUARY
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Calamos S&P 500® Structured Alt Protection ETF® — February

•  Valuation Risk — During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options may become more difficult. In market environments where there is reduced availability of reliable objective pricing data, the judgment of the Fund's investment adviser in determining the fair value of the security may play a greater role. While such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.

Fund Performance

The Fund commenced operations on February 3, 2025, and thus does not yet have annual returns for a full calendar year. Accordingly, performance data is not included. Performance information is available at no cost by visiting www.calamos.com. Past performance (before and after taxes) is not an indication of future performance.

Investment Adviser

Calamos Advisors LLC ("Calamos Advisors" or the "Adviser")

Portfolio Managers

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH ADVISER
David O'Donohue	Since February 2025	SVP, Sr. Co-Portfolio Manager
Jimmy Young	Since February 2025	SVP, Co-Portfolio Manager
Eli Pars	Since February 2025	SVP, Sr. Co-Portfolio Manager
Jason Hill	Since February 2025	SVP, Sr. Co-Portfolio Manager
Anthony Vecchiolla	Since February 2025	VP, Co-Portfolio Manager
Jordan Rosenfeld	Since November 2025	VP, Co-Portfolio Manager

PROSPECTUS | November 28, 2025
13

Other Important Information Regarding Fund Shares

Portfolio Holdings. The Fund's portfolio holdings are disclosed on its website daily after the close of trading on the Exchange and prior to the opening of trading on the Exchange the following day. A description of the Fund's policies and procedures with respect to the disclosure of such Fund's portfolio holdings is available in the Fund's Statement of Additional Information ("SAI").

Premium/Discount Information. Information about the premiums and discounts at which the Fund's Shares have traded will be available at www.calamos.com.

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as "Creation Units." Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at net asset value ("NAV"), Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the "bid-ask spread"). Recent information regarding the Fund's NAV, market price, premiums and discounts, and bid-ask spreads is available at https://www.calamos.com/.

Tax Information

Net investment income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute net investment income and capital gains, if any, at least annually.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), such Fund and its related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® — FEBRUARY
14

Additional Information About Investment Strategies and Related Risks

The Fund's investment objective and each of the policies described herein are non-fundamental policies that may be changed by the Board of Trustees of the Trust (the "Board") without shareholder approval. The Fund may liquidate and terminate at any time without shareholder approval.

What are the investment objectives and principal strategies for the Fund?

The Fund is an actively managed exchange-traded fund ("ETF") that is designed to provide investors with the opportunity to benefit from increases in the Underlying ETF's share price up to the stated cap over a specified period of time of approximately one-year (the "Outcome Period"), while providing protection against decreases in the Underlying ETF's share price over the same Outcome Period (before taking fees and expenses into account).

Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange Options ("FLEX Options") that reference the price performance of the SPDR® S&P 500® ETF Trust (the "Underlying ETF"). FLEX Options are customized equity or index option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates.

The Underlying ETF is an exchange-traded unit investment trust that uses a replication strategy, meaning it invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC ("PDR") serves as the Underlying ETF's sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the S&P 500® Index. The Fund's performance does not reflect the payment of dividends by the Underlying ETF. See "The Underlying ETF" for more information.

The returns an investor will receive from an investment in the Fund have characteristics that are distinct from many other investment vehicles, including the Underlying ETF. It is important that you understand these characteristics before making an investment in the Fund.

The Fund uses FLEX Options to employ a capital protected target outcome strategy. Target outcome strategies seek to produce pre-determined investment outcomes based upon the performance of an underlying security or index. The pre-determined outcomes sought by the Fund, which include capital protection to absorb 100% of losses (before fees and expenses) in the Underlying ETF (the "Capital Protection") and upside participation to a stated cap of 7.47% (before fees and expenses) (the "Cap"), are based on the price performance of the Underlying ETF over an approximate one-year period (the "Outcome Period").

The outcomes the Fund seeks for investors that hold Fund Shares for an entire Outcome Period are as follows, though there can be no guarantee these results will be achieved:

•  If the Underlying ETF appreciates over the Outcome Period, the combination of FLEX Options held by the Fund seeks to provide upside participation matching that of the Underlying ETF, up to a Cap that is determined at the start of the Outcome Period.

•  If the Underlying ETF decreases over the Outcome Period, the combination of FLEX Options held by the Fund seeks to provide protection against 100% of Underlying ETF losses, prior to taking into account the Fund's fees and expenses.

The Fund does not seek to provide capital protection against 100% of losses (before fees and expenses) of the Underlying ETF as of any time other than the end of the Outcome Period.

For the Outcome Period beginning on February 1, 2025 through January 31, 2026, the Cap is 7.47% and the Capital Protection is 100%. When the Fund's fees and expenses are taken into account, the Cap is 6.78% and the Capital Protection is 99.31%. The Cap and Capital Protection will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee.

The current Outcome Period is from February 1, 2025 through January 31, 2026. The Fund will not terminate after the conclusion of the Outcome Period. After the conclusion of the Outcome Period, another will begin. On the first day of each

PROSPECTUS | November 28, 2025
15

Additional Information About Investment Strategies and Related Risks

new Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Outcome Period. This means that the Cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The capital protection will remain the same for each Outcome Period. The Capital Protection and Cap, and the Fund's value relative to each, should be considered before investing in the Fund. The Fund will be perpetually offered and not terminate after the current or any subsequent Outcome Period. Approximately one week prior to the end of an Outcome Period, the Fund's website will be updated to alert existing shareholders that the Outcome Period is approaching its conclusion and will disclose the anticipated Cap range for the next Outcome Period. See "Subsequent Outcome Periods" for more information.

Upon conclusion of the Outcome Period, the Fund will receive the cash value of all the FLEX Options it held for that Outcome Period. It will then invest in a new series of FLEX Options with an expiration date of approximately one year in the future, and a new Outcome Period will begin. Each FLEX Option's value is ultimately derived from the performance of the Underlying ETF's share price during that time. As the terms of the FLEX Options do not change during an Outcome Period, the outcomes, including the Cap and 100% Capital Protection discussed below, will be measured to the Fund's net asset value ("NAV") on the first day of the Outcome Period.

The stated Cap and Capital Protection may only be realized by investors who continuously hold Fund Shares from the commencement of an Outcome Period until its conclusion. An investor who purchases Fund Shares other than on the first day of an Outcome Period and/or sells Fund Shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. While the Cap and Capital Protection provide the intended outcomes only for investors that hold their Fund Shares throughout the complete term of the Outcome Period, an investor can expect the value of their Fund Shares to generally move in the same direction as the Underlying ETF during the Outcome Period. If investors buy or sell on a date other than the start or end date of the Outcome Period, their returns will be different and they may incur losses in excess of the Capital Protection level (i.e., losses exceeding 0%) and they may not experience gains up to the Cap. See "Capital Protection and Cap" for more information.

The Fund's website, www.calamos.com, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Outcome Period, including the Fund's value relative to the Cap and Capital Protection. Before purchasing Fund Shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund Shares on a particular day and held through the end of the Outcome Period.

The Fund's investment objective is not a fundamental policy and therefore may be changed by the Board without shareholder approval.

The Fund seeks to generate returns that match the Underlying ETF, up to the Cap (discussed in detail below), while limiting downside losses. The hypothetical illustrations provided below are designed to illustrate the outcomes that the Fund seeks to provide for investors who hold Fund Shares for the entirety of the Outcome Period. The hypothetical examples set forth below do not represent the performance of the Fund and investors should not rely on the hypothetical examples shown below as an indication of the actual or future performance of the Fund. There is no guarantee that the Fund will be successful in its attempt to provide the target outcomes for an Outcome Period. The returns that the Fund seeks to provide do not include the costs associated with purchasing Fund Shares and certain expenses incurred by the Fund. In the payoff profile illustration, the dotted line represents the Underlying ETF's performance, and the solid line represents the return profile gross of fees and expenses sought by the Fund in relation to the Underlying ETF's indicated performance. The bar chart below represents the Fund's hypothetical intended return profile based upon the performance of the Underlying ETF.

CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® — FEBRUARY
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Additional Information About Investment Strategies and Related Risks

Explanation of diagram:

1.  Calamos S&P 500® Structured Alt Protection ETF® — February Participation Layer: The dotted grey line represents the first layer, which involves purchasing a near zero-strike (i.e., deep in-the-money) call on the reference asset, at a pre-determined strike to provide full participation to the price return of the underlying reference asset. In other words, the full price participation provided by this layer provides potential gains and losses that are tantamount to that of owning the underlying reference asset outright, except that this layer does not participate in the dividend yield of the underlying reference asset.

2.  Capital Protection Layer: The solid grey line represents the second layer, which involves purchasing an at-the-money put option, which produces protection equal to 100% of losses (before fees and expenses) of the price return of the reference asset, over the Outcome Period.

3.  Upside Participation Layer (the "Cap"): The solid black line illustrates the final layer, which involves selling an out-of-the-money call, thereby creating the upside cap. The strike price at which the call is sold is determined so that the combined net options purchase price is approximately equal to the underlying asset's current value. The cost of this layer is a credit equal to the price that would make the total package "no-cost" or fully financed.

PROSPECTUS | November 28, 2025
17

Additional Information About Investment Strategies and Related Risks

The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act").

Capital Protection and Cap

The Fund seeks to provide capital protection to absorb 100% of losses (before fees and expenses) of the Underlying ETF at the end of each Outcome Period. When the Fund's management fees are taken into account, the Capital Protection level is reduced to 99.31%. The Capital Protection level will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. If the Fund is required to increase its holdings of cash during the Outcome Period to pay fees and expenses incurred by the Fund, the Capital Protection level may be further reduced. The Fund does not seek to provide capital protection against 100% of losses (before fees and expenses) of the Underlying ETF as of any time other than the end of the Outcome Period.

During the Outcome Period, there may be periods of significant disparity between the Fund's NAV and the Underlying ETF's price performance. As the Underlying ETF price and the Fund's Net Asset Value ("NAV") change over the Outcome Period, an investor acquiring Fund Shares after the start of the Outcome Period will likely have a different return potential than an investor who purchased Fund Shares at the start of the Outcome Period. This is because while the Cap and Capital Protection for the Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of an Outcome Period and remain constant throughout the Outcome Period, an investor purchasing Fund Shares at market value during the Outcome Period likely purchased Fund Shares at a price that is different from the Fund's NAV at the start of the Outcome Period (i.e., the NAV that the Cap and Capital Protection reference). For example, if an investor purchases Fund Shares during an Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Outcome Period (the "Initial Fund Value"), that investor's Cap will essentially be decreased by the amount of the increase in the Underlying ETF's value, and the capital protection will not set in until the Fund's NAV returns to its Initial Fund Value (i.e., a shareholder must experience losses prior to gaining the protection offered by the Fund's Capital Protection because the Fund must first decrease in value to its Initial Fund Value for the Outcome Period before subsequent losses will be protected by the Capital Protection). Conversely, if an investor purchases Fund Shares during an Outcome Period at a time when the Underlying ETF has decreased in value, the Fund's NAV may dip below the Initial Fund Value. However, in this scenario, that investor's potential gain could be larger than the Fund's Cap for the Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Outcome Period through the date the investor purchased its Fund Shares plus any additional gains between the Initial Fund Value and the Cap. There is no guarantee that the Fund will recover such value or experience such gains. The Cap and capital protection relative to the Initial Fund Value, however, will not change over the Outcome Period.

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While the Fund seeks to provide 100% protection against losses experienced by the Underlying ETF (before fees and expenses) for shareholders who hold Fund Shares for an entire Outcome Period, there is no guarantee it will successfully do so. If the Fund's NAV has increased significantly, a shareholder that purchases Fund Shares after the first day of an Outcome Period could lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear those losses. There is no guarantee the capital protection and cap will be successful and a shareholder investing at the beginning of an Outcome Period could also lose their entire investment.

The returns of the Fund are subject to a cap for each Outcome Period, calculated (before fees and expenses) at the beginning of each Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return Cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Outcome Period. If the Underlying ETF experiences any percentage gains over the amount of the Cap, Fund shareholders will not experience those gains. Therefore, regardless of the price return of the Underlying ETF, the Cap (net of fees) is the maximum return an investor can achieve from an investment in the Fund for that Outcome Period. The Cap is set on the first day of each Outcome Period. The Cap is provided prior to taking into account annual Fund management fees of 0.69% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses (such as unexpected litigation) incurred by the Fund. The pre-determined Cap applicable to an Outcome Period will vary based on prevailing market conditions at the time that the Cap is set, including interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the FLEX Options.

The Cap level is a result of the design of the Fund's principal investment strategy. To provide the Capital Protected Target Outcome, the Fund purchases and sells a series of put and call FLEX Options on or around the last business day of the month prior to the beginning of an Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The Adviser will calculate the amount of premiums that the Fund will owe on the put options acquired to provide the Capital Protection and will then sell call FLEX Options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The Cap is the strike price of those FLEX Options the Fund is selling. The Cap, and the Fund's value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund Shares during an Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Outcome Period to a level near the Cap, an investor purchasing Fund Shares will have limited to no gain potential for the remainder of the Outcome Period (because the investor's potential gain will be limited to the difference between the Fund's NAV on the date the investor purchased the Fund Shares and the Cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which it purchased its Fund Shares and the Initial Fund Value for the Outcome Period before subsequent losses will be protected by the Capital Protection. If an investor buys Fund Shares when the price exceeds the Cap, an investor selling their shares at the end of the Outcome Period will not experience any gain regardless of the price return of the Underlying ETF. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Outcome Period, and an investor may experience returns on the Fund significantly below the Cap.

In periods of extreme market volatility or during market disruption events, the Fund's ability to offset investor losses through the use of the FLEX Options to achieve the stated Capital Protection, or provide a return up to the stated upside Cap may be impaired, resulting in an upside limit significantly below the Cap and downside protection significantly lower than full capital protection (i.e., losses greater than 0%), because the Fund may not be able to trade or exercise existing FLEX Options, or may not receive timely payment from its counterparties. An investor may lose their entire investment and an investment in the Fund is only appropriate for investors willing to bear those losses.

For each Outcome Period, the Fund will invest in both purchased and written put and call FLEX Options that reference the Underlying ETF. Because the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options impact the correlation between the Fund's NAV and the price of the Underlying ETF.

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General Information about FLEX Options

FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation ("OCC"). The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the "buyer for every seller and the seller for every buyer," with the goal of protecting clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events, as more fully described in the Fund's Statement of Additional Information. Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and subject to the risk that the OCC may fail to perform the settlement of the FLEX Options due to bankruptcy or other adverse reasons. The FLEX Options that the Fund will hold that reference the Underlying ETF will give the Fund the right or the obligation to either receive or deliver shares of the Underlying ETF, or the right or the obligation to either receive or deliver a cash payment on the option expiration date based upon the difference between the Underlying ETF's value and a strike price, depending on whether the option is a put or call option and whether the Fund purchases or sells the option. The FLEX Options held by the Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date. The Fund will generally, under normal conditions, hold FLEX Options for each Outcome Period. The Fund will purchase call options (giving the Fund the right to receive shares of the Underlying ETF or a cash payment) and put options (giving the Fund the right to deliver shares of the Underlying ETF or a cash payment), while simultaneously selling (i.e., writing) call options (giving the Fund the obligation to deliver shares of the Underlying ETF or a cash payment). The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the Fund expects the FLEX Options to be fully covered and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchanges on which the FLEX Options are listed do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts but may charge transaction fees. Each of the FLEX Options purchased and sold throughout the Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Outcome Period. On the Flex Options expiration date, the Fund intends to sell the Flex Options prior to their expiration or cash-settle the Flex Options and use the resulting proceeds to purchase new Flex Options for the next Outcome Period.

The Underlying ETF

The Underlying ETF is an exchange-traded unit investment trust that uses a replication strategy, meaning it invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC ("PDR") serves as the Underlying ETF's sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the S&P 500® Index (the "Index"). See below for a description of the Underlying ETF's principal investment strategies and risks. You can find the Underlying ETF's prospectus and other information about the ETF, including the statement of additional information and most recent reports to shareholders, online at https://us.spdrs.com/en/etf/spdr-sp-500-etf-SPY.

The summary information below regarding the Underlying ETF comes from its filings with the SEC. You are urged to refer to the SEC filings made by the Underlying ETF and to other publicly available information (e.g., the ETF's annual reports) to obtain an understanding of the ETF's business and financial prospects. The following description of the Underlying ETF's principal investment strategies was taken directly from the Underlying ETF's prospectus, dated January 27, 2025 ("SPY" refers to the Underlying ETF; other defined terms have been modified).

"SPY seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index (the "Portfolio"), with the weight of each stock in SPY's Portfolio substantially corresponding to the weight of such stock in the Index. In SPY's prospectus, the term "Portfolio Securities" refers to the common stocks that are actually held by SPY and make up SPY's Portfolio, while the term "Index Securities" refers to the common stocks that are included in the Index, as determined by the index provider, S&P Dow Jones Indices LLC ("S&P"). At any time, SPY's Portfolio will consist of as many of the Index Securities as is practicable. To maintain the correspondence between the composition and weightings of Portfolio Securities and Index Securities, State Street Global Advisors Trust Company (the "Trustee") or its parent company, State Street Bank and Trust Company ("SSBT") adjusts SPY's Portfolio from time to time to conform to periodic changes made by S&P to the identity

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and/or relative weightings of Index Securities in the Index. SPY's Trustee or SSBT aggregates certain of these adjustments and makes changes to SPY's Portfolio at least monthly, or more frequently in the case of significant changes to the Index. SPY may pay transaction costs, such as brokerage commissions, when it buys and sells securities (or "turns over" its Portfolio). Such transaction costs may be higher if there are significant rebalancings of Index Securities in the Index, which may also result in higher taxes when SPY's units are held in a taxable account. These costs, which are not reflected in SPY's estimated annual Trust ordinary operating expenses, affect SPY's performance. During the most recent fiscal year, SPY's portfolio turnover rate was 3% of the average value of its portfolio. SPY's portfolio turnover rate does not include securities received or delivered from processing creations or redemptions of SPY's units. Portfolio turnover will be a function of changes to the Index as well as requirements of SPY's trust agreement. ... Although SPY may fail to own certain Index Securities at any particular time, SPY generally will be substantially invested in Index Securities, which should result in a close correspondence between the performance of the Index and the performance of SPY. ... SPY does not hold or trade futures or swaps and is not a commodity pool... . The Index includes five hundred (500) selected companies, all of which are listed on national stock exchanges and spans a broad range of major industries. ... Since 1968, the Index has been a component of the U.S. Commerce Department's list of Leading Indicators that track key sectors of the U.S. economy. Current information regarding the market value of the Index is available from market information services. The Index is determined, comprised and calculated without regard to SPY."

As of November 11, 2025, the Underlying ETF had significant investments in information technology companies.

Subsequent Outcome Periods

The Fund will alert existing shareholders to the new Cap at the beginning of each new Outcome Period in the following manner:

1.  Approximately one week prior to the end of the current Outcome Period, the Fund will make a sticker filing that will alert existing shareholders that the Outcome Period is approaching its conclusion and disclose the anticipated Cap range for the next Outcome Period. This filing will be mailed to existing shareholders.

2.  Following the close of business on the last day of the Outcome Period, the Fund will make a sticker filing that discloses the Fund's Cap for the next Outcome Period. This filing will be mailed to existing shareholders.

3.  On the first day of the new Outcome Period, the Fund will file a full prospectus that incorporates the sticker filing from the previous evening which replaces the Caps/dates associated with the previous Outcome Period with the Caps/dates associated with the new Outcome Period. Correspondingly, the Fund will file a revised summary prospectus that reflects such changes.

The information referenced above will also be available on the Fund's website at www.calamos.com.

Changes in 80% policy

The Fund has adopted a non-fundamental operating policy that requires it, under normal circumstances, to invest at least 80% of its net assets (plus borrowings for investment purposes, if any) in investments that provide exposure to the S&P 500® Index. Although this requirement may be changed by the Board of Trustees without shareholder approval, the Fund will notify shareholders in writing at least 60 days prior to any change in its 80% policy.

Non-Principal Investments

Cash Equivalents and Short-Term Investments

The Fund may invest in securities with maturities of less than one year or cash equivalents, or it may hold cash. The percentage of the Fund invested in such holdings varies and depends on several factors, including market conditions. For temporary defensive purposes and during periods of high cash inflows or outflows, the Fund may invest part or all of its assets in these securities or it may hold cash. During such periods, the Fund may not be able to achieve its investment objective. The Fund may adopt a defensive strategy when the portfolio managers believe securities in which such Fund normally invests have elevated risks due to political or economic factors and in other extraordinary circumstances. For more information on eligible short-term investments, see the SAI.

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Illiquid Investments

The Fund may invest up to 15% of its net assets in securities and other instruments that are, at the time of investment, illiquid (determined using the Securities and Exchange Commission's standard applicable to investment companies, i.e., any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). For this purpose, illiquid investments may include, but are not limited to, certain restricted securities (securities the disposition of which is restricted under the federal securities laws), certain securities that may only be resold pursuant to Rule 144A under the Securities Act, and certain repurchase agreements, among others.

Temporary Investments

In response to market, economic, political, or other conditions, the Fund may temporarily invest for defensive purposes that are inconsistent with the Fund's principal investment strategies. If the Fund does so, different factors could affect the Fund's performance, and the Fund may not achieve its investment objective.

Risks of Investing in the Fund

This prospectus describes the risks you may face as an investor in the Fund. It is important to keep in mind that generally, investments with a higher potential reward also have a higher risk of losing money. The reverse is also commonly true: the lower the risk, the lower the potential reward. However, as you consider an investment in the Fund, you should also take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in this investment for a long period of time to ride out down periods.

As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time, and it is possible to lose money. Each risk summarized below is considered a "principal risk" of investing in the Fund, regardless of the order in which it appears.

Principal Risks

Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs, such as the Fund, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

Cap Change Risk. A new Cap is established at the beginning of each Outcome Period and is dependent on prevailing market conditions at the time the Cap is established. Expected dividends of the Underlying ETF, market interest rates, the Underlying ETF's share price relative to the FLEX Options' strike prices, and the "implied volatility" of the Underlying ETF (the expected frequency and magnitude of changes of the Underlying ETF's share price) can impact the Cap the Fund is able to establish at the beginning of each outcome period. Extremely low interest rates (e.g., 0%) may result in a significantly lower Cap. As such, the Cap may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods. Investors should monitor the changes in the Cap for each Outcome Period, information for which will be made available pursuant to the procedure outlined in the Fund's prospectus.

Capital Protection Risk. There can be no guarantee that the Fund will be successful in its strategy to provide protection against 100% of Underlying ETF losses if the Underlying ETF's share price decreases over the duration of the Outcome Period. The Fund's strategy seeks to deliver returns that match those of the Underlying ETF (up to the Cap), while limiting downside losses, if Fund Shares are held at the time at which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Fund Shares after the FLEX Options were entered into or sells Fund Shares prior to the expiration of the FLEX Options, the Capital Protection that the Fund seeks to provide may not be available. If the Outcome Period has begun and the Underlying ETF has increased in value, the Capital Protection will

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not protect any decreases in the value of the Underlying ETF to the extent of such appreciation, and therefore an investor may experience losses from this appreciated value until the Fund reaches its original NAV from the commencement of the Outcome Period. Similarly, if an investor purchases Fund Shares after the commencement of the Outcome period and the Underlying ETF has increased in value, an investor purchasing Shares at that point will not benefit from the Capital Protection until the Underlying ETF's value decreases to its original value at the commencement of the Outcome Period. Accordingly, such investor will not receive the protection that the Fund seeks to provide until the Fund experiences losses that return it to its value at the commencement of the Outcome Period. If the FLEX Options (and therefore the Capital Protection) do not perform as expected, an investor may experience significant losses on its investment, including the loss of its entire investment.

Capped Upside Risk. The Fund's strategy seeks to provide returns that are subject to the Cap. In the event that the Underlying ETF experiences gains in excess of the Cap for the Outcome Period, the Fund will not participate in, and will underperform the Underlying ETF to the extent of, those gains beyond the Cap. The Fund's strategy seeks to deliver returns that match those of the Underlying ETF (up to the Cap), while protecting against the entirety of downside losses of the Underlying ETF, if Fund Shares are held at the time at which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Fund Shares after the FLEX Options were entered into, there may be little or no ability for that investor to experience an investment gain on their Shares (and such investor may be subjected to potential losses between that Fund Share price and the Fund's NAV at the commencement of the Outcome Period). Further, because the FLEX Options are designed to produce returns that match the price return of the Underlying ETF (subject to the Cap) on the last day of the Outcome Period, if an investor sells Fund Shares prior to the expiration date of the FLEX Options such investor may sell at a point where the Fund's performance does not match the performance of the Underlying ETF over the Outcome Period, and therefore may sell at a point where the Fund has underperformed the Underlying ETF.

Cash Holdings Risk. The Fund may invest in cash and cash equivalents for indefinite periods of time when the Fund's investment adviser determines the prevailing market environment warrants doing so. When the Fund holds cash positions, it may lose opportunities to participate in market appreciation, which may result in lower returns than if the Fund had remained fully invested in the market. Furthermore, cash and cash equivalents may generate minimal or no income and could negatively impact the Fund's performance and ability to achieve its investment objective.

Clearing Member Default Risk. Transactions in some types of derivatives, including FLEX Options, are required to be centrally cleared ("cleared derivatives"). In a transaction involving cleared derivatives, the Fund's counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house ("clearing members") can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member's individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its FLEX Options may, in certain circumstances, be used to satisfy losses of other clients of the Fund's clearing member. In addition, although clearing members guarantee performance of their clients' obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member's bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund's behalf, which heightens the risks associated with a clearing member's default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund's ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund's behalf, the Fund may be unable to effectively implement its investment strategy.

Correlation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods, consistent with the Fund's valuation policy. Because a component of the FLEX option's value will be affected by, among other things, changes in the Underlying ETF's share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF's share price and the remaining time until the FLEX Options expire, the value of the Fund's FLEX Options positions is not anticipated to increase or decrease at the same rate as the Underlying ETF's share price,

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and it is possible they may move in different directions, and as a result, the Fund's NAV may not increase or decrease at the same rate as the Underlying ETF's share price. The Fund's strategy is designed to produce the outcomes upon the expiration of the FLEX Options on the last business day of the Outcome Period, and it should not be expected that the outcomes will be provided at any point other than the end of the Outcome Period.

Costs of Buying and Selling Fund Shares. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

Derivatives Risk. Derivatives are instruments, such as futures and forward foreign currency contracts, whose value is derived from that of other assets, rates or indices. Derivatives may be more volatile than other investments and may magnify the Fund's gains or losses. Successful use of derivatives depends upon the level to which prices of the underlying assets correlate with price movements in the derivatives the Fund buys or sells. The Fund could be negatively affected if the change in market value of its securities fails to correlate with the value of derivatives it purchased or sold. The potential lack of a liquid market for a derivative may prevent the Fund from closing its derivatives positions to limit losses or realize profits. Derivatives may be purchased for a fraction of their value and small price movements may result in an immediate and substantial loss to the Fund. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. In addition, derivative instruments are subject to counterparty risk, meaning that the party with whom the Fund enters into the derivatives transaction (e.g., the clearinghouse or the broker holding the Fund's position for a futures contract or the counterparty for a forward contract) may experience a significant credit event and/or may be unwilling or unable to make timely settlement payments or otherwise honor its obligations. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.

Equity Securities Risk. Equity investments are subject to greater fluctuations in market value than other asset classes as a result of such factors as a company's business performance, investor perceptions, stock market trends and general economic conditions.

FLEX Options Risk. Trading FLEX Options involves risks different from, or possibly greater than, the risks associated with investing directly in securities. The Fund may not experience substantial upside participation from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund's FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund Shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund's FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund's Shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection may impact the value of the Fund and whether the Fund can satisfy its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment. The trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.

The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The FLEX Options are also subject to correlation risk, meaning the value of the FLEX Options does not increase or decrease at the same rate as the Underlying ETF (although they generally move in the same direction) or its underlying securities. The value of the FLEX Options prior to the expiration date may vary because of factors other than the value of the

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Underlying ETF, such as interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, a change in the actual and perceived volatility of the stock market and the Underlying ETF and the remaining time to expiration. FLEX Option prices may also be highly volatile and may fluctuate substantially during a short period of time. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options becomes more difficult and the judgment of the Fund's investment adviser (employing the fair value procedures approved by the Board of Trustees of the Trust) may play a greater role in the valuation of the Fund's holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value. Under those circumstances, the value of the FLEX Options will require more reliance on the investment adviser's judgment than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value paid for shares of the Fund.

Investment Timing Risk. An investor who purchases Fund Shares other than on the first day of the options package and/or sells Fund Shares before the options package expires may not experience the 100% downside protection or upside participation in the Underlying ETF. The Fund's downside protection and upside participation of the Underlying ETF may only be available for investors who hold Fund Shares throughout the complete term of the options package. An investor can expect their Fund Shares to move generally in the same direction as the Underlying ETF during the one-year options package. However, Fund Shares may not experience the same price movement as the price movement of the Underlying ETF. During the duration of the option package, there may be periods of significant disparity between the Fund's NAV and the Underlying ETF's price performance. For example, if an investor purchases Fund Shares during an options package period at a time when the Underlying ETF's share price has increased from its price at the beginning of the options package period, the investor may not be 100% protected against Underlying ETF downside losses. In addition, if an investor purchases Fund Shares during an options package period at a time when the Underlying ETF's share price has increased from its price at the beginning of the options package period, that investor's cap will essentially be decreased from the stated Cap by the amount of the increase in the Underlying ETF's value.

Large-Capitalization Investing Risk. Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks. In addition, larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer preferences. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

Liquidity Risk — FLEX Options. In the event that trading in the underlying FLEX Options is limited or absent, the value of the Fund's FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities, including certain non-customized option contracts. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. Additionally, the liquidation of a large number of FLEX Options may more significantly impact the price in a less liquid market. Further, the Fund requires a sufficient number of participants to facilitate the purchase and sale of options on an exchange to provide liquidity to the Fund for its FLEX Option positions. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund's net asset value and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of the Fund Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying

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Additional Information About Investment Strategies and Related Risks

values of the Fund's portfolio securities and the Fund's market price. This reduced effectiveness could result in Fund Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Fund Shares.

Market Risk. The risk that the securities markets will increase or decrease in value is considered market risk and applies to any security. If there is a general decline in the stock or fixed-income market, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests.

New Fund Risk. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

Non-Diversification Risk. The Fund is classified as "non-diversified" under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Options Risk. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Fund's ability to utilize options successfully will depend on Calamos Advisors' ability to predict pertinent market movements, which cannot be assured.

The Fund's ability to close out its position as a purchaser or seller of an Options Clearing Corporation or exchange-listed put or call option is dependent, in part, upon the liquidity of the options market. If the Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option to realize any profit or the option would expire and become worthless. If the Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security until the option expired. As the writer of a covered call option on a security, the Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call. The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets until the next trading day.

Unless the parties provide for it, there is no central clearing or guaranty function in an over-the-counter option. As a result, if the counterparty fails to make or take delivery of the security or other instrument underlying an over-the-counter option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such counterparty or any guarantor or credit enhancement of the counterparty's credit to determine the likelihood that the terms of the over-the-counter option will be satisfied.

The Fund may also purchase or write over-the-counter put or call options, which involves risks different from, and possibly greater than, the risks associated with exchange-listed put or call options. In some instances, over-the-counter put or call options may expose the Fund to the risk that a counterparty may be unable or unwilling to perform according to a contract, and that any deterioration in a counterparty's creditworthiness could adversely affect the instrument. In addition, the Fund may be exposed to a risk that losses may exceed the amount originally invested.

Premium-Discount Risk. The Fund's Shares may trade above or below their NAV. The market prices of Fund Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Fund Shares on the Exchange. The trading price of Fund Shares may deviate significantly from NAV during periods of market volatility.

Secondary Market Trading Risk. Investors buying or selling Fund Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund Shares. Although the Fund's Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Fund Shares on the Exchange may be halted.

Sector Risk. To the extent the Underlying ETF invests a significant portion of its assets in a particular sector, a greater portion of the Fund's performance may be affected by the general business and economic conditions affecting that sector. Each sector

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Additional Information About Investment Strategies and Related Risks

may share economic risk with the broader market, however there may be economic risks specific to each sector. As a result, returns from those sectors may trail returns from the overall stock market and it is possible that the Underlying ETF may underperform the broader market.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The federal income tax treatment of the securities in which the Fund may invest, including the Fund's option strategy, may not be clear or may be subject to recharacterization by the Internal Revenue Service. It could be more difficult to comply with the tax requirements applicable to RICs if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the Internal Revenue Service. Any such failure to comply with the rules applicable to RICs could cause the Fund to fail to qualify as such. To qualify and maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published Internal Revenue Service guidance or case law on how to determine the "issuer" of certain derivatives that the Fund will enter into. Based upon the language in the legislative history, the Fund intends to treat the issuer of an equity option as the referenced asset and to treat any income it may derive from an equity option as "qualifying income" under the provisions of the Code applicable to RICs. In the case of FLEX Options, assuming the referenced asset qualifies as a RIC, treating the issuer as the referenced asset would allow the Fund to count the FLEX Options as automatically diversified investments under the RIC diversification requirements. If the income is not qualifying income or the issuer of equity options, including FLEX Options, is not appropriately the referenced asset, the Fund may not qualify, or may be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund's taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

The Fund's investments in offsetting positions with respect to the Underlying ETF may affect the character of gains or losses realized by the Fund under the Code's "straddle" rules and may increase the amount of short-term capital gain realized by the Fund. Certain options the Fund holds may not qualify as "Section 1256 contracts" under Section 1256 of the Code, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

There is a risk that if the offsetting FLEX Options are held by a single person that the IRS may take the position that the FLEX Options, viewed together, should be treated as a single debt instrument for federal tax purposes. The result of such a position would be that the Fund would fail the RIC diversification tests causing the RIC to be taxed as a C corporation, unless certain cure rights based upon reasonable cause may apply. The Fund has obtained an opinion of tax counsel that the FLEX Options should not be collapsed into a single instrument. However, such an opinion is not binding upon the IRS or the courts.

Trading Issues Risk. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange's "circuit breaker" rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund's assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.

Underlying ETF Risk. The Fund invests in FLEX Options that reference an ETF, which subjects the Fund to certain of the risks of owning shares of an ETF as well as the types of instruments in which the Underlying ETF invests. The value of an ETF will fluctuate over time based on fluctuations in the values of the securities held by the ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. In addition, ETFs are subject to absence of an active market risk, premium/discount risk, tracking error risk and trading issues risk. Brokerage, tax and other expenses may negatively impact the performance of the Underlying ETF and, in turn, the value of the Fund's shares. An ETF that tracks an index may not exactly match the performance of the index due to cash drag, differences between the portfolio of the ETF and the components of the index, expenses and other factors.

Valuation Risk. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options and/or LEAPS Options may become more difficult. In

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market environments where there is reduced availability of reliable objective pricing data, the judgment of Calamos Advisors in determining the fair value of the security may play a greater role. While such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.

The following are non-principal risks that generally apply to the Fund:

Cybersecurity Risk. Investment companies, such as the Fund, and their service providers are exposed to operational and information security risks resulting from cyberattacks, which may result in financial losses to the Fund and its shareholders. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, "ransomware" that renders systems inoperable until ransom is paid, the unauthorized release of confidential information, or various other forms of cybersecurity breaches. Cyber-attacks affecting the Fund, Calamos Advisors, custodian, transfer agent, distributor, market maker, authorized participants, administrator, intermediaries, trading counterparties, and other third-party service providers may adversely impact the Fund or the companies in which the Fund invests, causing the Fund's investments to lose value or to prevent a shareholder redemption or purchase from clearing in a timely manner. The use of artificial intelligence could exacerbate these risks.

Investment Management Risk. Whether the Fund achieves its investment objective(s) is significantly impacted by whether the Adviser is able to choose suitable investments for the Fund.

Market Disruption Risk. Certain events have a disruptive effect on securities markets, including but not limited to, terrorist attacks, war and other geopolitical events or catastrophes. The Adviser cannot predict the effect of similar events in the future on the U.S. or foreign economies. Certain securities such as high yield and equity securities tend to be impacted more by these events than other types of securities in terms of price and volatility.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund's ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Recent Market Events. Since the 2008 financial crisis, financial markets throughout the world have experienced periods of increased volatility, depressed valuations, decreased liquidity and heightened uncertainty and turmoil. This turmoil resulted in unusual and extreme volatility in the equity and debt markets, in the prices of individual securities and in the world economy. Events that have contributed to these market conditions include, but are not limited to, major cybersecurity events, geopolitical events (such as wars, terror attacks, natural or environmental disasters, country instability, and public health emergencies), measures to address budget deficits, downgrading of sovereign debt, dramatic changes in currency exchange rates, and public sentiment.

In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time. Economic, financial or political events, trading and tariff arrangements, terrorism, natural disasters, rapid technological developments, such as artificial intelligence, and other circumstances in one country or region could have profound impacts on global economies or markets. Widespread disease and virus epidemics and pandemics, such as the coronavirus outbreak, could likewise be highly disruptive, adversely affecting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments.

Portfolio security holdings disclosure

A description of the Fund's policies and procedures in connection with the disclosure of portfolio security holdings of the Fund are available in the SAI and on the Fund's website, www.calamos.com.

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Fund Facts

Who manages the Fund?

Investment Adviser

The Fund is advised by Calamos Advisors LLC ("Calamos Advisors" or the "Advisor"), 2020 Calamos Court, Naperville, Illinois 60563. Calamos Advisors, an investment adviser registered with the SEC effective May 29, 1987, is a wholly owned subsidiary of Calamos Investments LLC ("CILLC"). CILLC's assets under management as of December 31, 2024, were $40 billion ($38 billion of which represented Calamos Advisors' assets under management). Calamos Asset Management, Inc. ("CAM") is the sole manager of CILLC. As of July 31, 2025, approximately 22.4% of the outstanding interests of CILLC was owned by CAM, 77.72% by Calamos Partners LLC ("CPL"), and 0.04% by Calamos Equity Partners LLC ("CEP"). CAM is owned by John P. Calamos, Sr. and John S. Koudounis. CPL is owned by Calamos Family Partners, Inc. ("CFP") and John S. Koudounis. CFP is beneficially owned by members of the Calamos family, including John P. Calamos, Sr. CEP is owned by John S. Koudounis and Daniel L. Dufresne.

Subject to the overall authority of the Board of Trustees, Calamos Advisors provides continuous investment supervision and management to the Fund under a management agreement and also furnishes office space, equipment and management personnel. For these services, the Fund pays Calamos Advisors a fee based on its average daily net assets, which is accrued daily and paid on a quarterly basis. The Fund will pay fees (before any reimbursement) under the management agreement in the following amounts as a percentage of its average net assets:

ETF	FEES
Calamos S&P 500® Structured Alt Protection ETF® — February	0.69%

Out of this management fee, Calamos Advisors pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other service and license fees, except for distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, acquired fund fees and expenses, brokerage commissions and other expenses connected with the execution of portfolio transactions, taxes, interest, and extraordinary expenses.

At a meeting held on June 24, 2025, the Board of Trustees approved the Investment Management Agreement for the Fund. A discussion regarding the basis for the Board's approval of the Investment Management Agreement on behalf of the Fund is included in the Fund's Form N-CSR for the fiscal year ended July 31, 2025.

Portfolio Managers

David O'Donohue. David O'Donohue joined Calamos Advisors in August 2014 and has been a Sr. Co-Portfolio manager (since February 2024) and Co-Head of Alternative Strategies (since July 2024) and was a Co-Portfolio Manager from September 2015 through January 2024. Between March 2013 and August 2014, he was a Trader at Forty4 Asset Management LLC/Hard8 Futures LLC. Prior thereto, Mr. O'Donohue was a Portfolio Manager at Chicago Fundamental Investment Partners LLC from February 2009 to November 2012.

Jimmy Young. Jimmy Young joined Calamos Advisors in June 2003 and has been a Co-Portfolio Manager since February 2019. Between February 2018 and February 2019, he was an Assistant Portfolio Manager. Prior thereto, he was a senior strategy analyst from September 2015 to February 2018. Between July 2013 and August 2015, he was a strategy analyst.

Eli Pars. Eli Pars joined Calamos Advisors in May 2013 and has been Co-CIO, Co-Head of Alternative Strategies (since July 2024; previously served as Head of Alternative Strategies from September 2015 to June 2024) and Co-Head of Convertible Strategies, as well as a Senior Co-Portfolio Manager since September 2015. Between May 2013 and September 2015, he was a Co-Portfolio Manager. Previously, he was a Portfolio Manager at Chicago Fundamental Investment Partners from February 2009 until November 2012.

Jason Hill. Jason Hill joined Calamos Advisors in March 2004 and has been a Sr. Co-Portfolio Manager since February 2024 and was a Co-Portfolio Manager from June 2014 through January 2024. Between August 2013 and June 2014, he was a Senior Strategy Analyst. Previously, he was a Portfolio Administrator.

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Fund Facts

Anthony Vecchiolla. Anthony Vecchiolla joined Calamos Advisors in May 2014 and since February 2023 has been Co-Portfolio Manager. Previously, he was Research Associate from May 2014 to August 2015, Research Analyst September 2015 to February 2020, Senior Research Analyst from February 2020 to February 2021, and Assistant Portfolio Manager from February 2021 to January 2023.

Jordan Rosenfeld. Jordan Rosenfeld joined Calamos Advisors in April 2025 and is a Co-Portfolio Manager. Between June 2018 to March 2025, Mr. Rosenfeld was a Senior Director and Portfolio Manager at Milliman, where he was responsible for managing derivatives strategies in exchange-traded funds, mutual funds, and unit investment trusts. Previously, he was a Trader at Gelber Group from January 2016 to December 2017.

The Fund's SAI provides additional information about each portfolio manager, including other accounts they manage, their ownership in the Calamos Family of Funds and their compensation.

Management Approach

Calamos Advisors employs a "team of teams" approach to portfolio management, led by the Global CIO and our CIO team consisting of 5 Co-CIOs with specialized areas of investment expertise. The Global CIO and Co-CIO team are responsible for oversight of investment team resources, investment processes, performance and risk. As heads of investment verticals, Co-CIOs manage investment team members and, along with Co-Portfolio Managers and Associate Portfolio Managers, have day-to-day portfolio oversight and construction responsibilities of their respective investment strategies. While investment research professionals within each Co-CIO's team are assigned specific strategy responsibilities, they also provide support to other investment team verticals, creating deeper insights across a wider range of investment strategies. The combination of specialized investment teams with cross-team collaboration results in what we call our team of teams approach.

This team of teams approach is further reflected in the composition of Calamos Advisors' Investment Committee, made up of the Global CIO, the Co-CIO team, and the Global Head of Trading. Other members of the investment team participate in Investment Committee meetings in connection with specific investment related issues or topics as deemed appropriate.

The structure and composition of the Investment Committee results in a number of benefits, as it:

•  Leads to broader perspective on investment decisions: multiple viewpoints and areas of expertise feed into consensus;

•  Promotes collaboration between teams; and

•  Functions as a think tank with the goal of identifying ways to outperform the market on a risk-adjusted basis.

The objectives of the Investment Committee are to:

•  Form the firm's top-down macro view, market direction, asset allocation, and sector/country positioning.

•  Establish firm-wide secular and cyclical themes for review.

•  Review firm-wide and portfolio risk metrics, recommending changes where appropriate.

•  Review firm-wide, portfolio and individual security liquidity constraints.

•  Evaluate firm-wide and portfolio investment performance.

•  Evaluate firm-wide and portfolio hedging policies and execution.

•  Evaluate enhancements to the overall investment process.

How to Buy and Sell Shares

Fund Shares are listed for secondary trading on the Exchange under the symbol CPSF and individual Fund Shares may only be purchased and sold in the secondary market through a broker-dealer. The Exchange and secondary markets are closed on weekends and also are generally closed on the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Exchange may close early on the business day before certain holidays and on the day after Thanksgiving Day. Exchange holiday schedules are subject to change without notice. If you buy or sell Fund Shares in the secondary market, you will pay the secondary market price for Fund Shares. In addition, you may incur customary brokerage commissions and charges and may

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Fund Facts

pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

The trading prices of Fund Shares will fluctuate continuously throughout trading hours based on market supply and demand rather than the relevant Fund's net asset value, which is calculated at the end of each business day. Fund Shares will trade on the Exchange at prices that may be above (i.e., at a premium) or below (i.e., at a discount), to varying degrees, the daily net asset value of Fund Shares. The trading prices of Fund Shares may deviate significantly from the Fund's net asset value during periods of market volatility. Given, however, that Fund Shares can be issued and redeemed daily in Creation Units, the Adviser believes that large discounts and premiums to net asset value should not be sustained over long periods.

Authorized Participants may acquire shares directly from the Fund, and Authorized Participants may tender their shares for redemption directly to the Fund, at NAV per share only in Creation Units. Purchases and redemptions directly with the Fund must follow the Fund's procedures, which are described in the SAI.

The Fund may liquidate and terminate at any time without shareholder approval.

Book Entry

Fund Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding Shares of the Fund and is recognized as the owner of all Shares for all purposes.

Investors owning Fund Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Fund Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Fund Shares, you are not entitled to receive physical delivery of stock certificates or to have Fund Shares registered in your name, and you are not considered a registered owner of Fund Shares. Therefore, to exercise any right as an owner of Fund Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or "street name" form.

Fund Share Trading Prices

The trading prices of Shares of the Fund on the Exchange may differ from the Fund's daily NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of Shares of the Fund.

The approximate value of Shares of the Fund, an amount representing on a per share basis the sum of the current market price of the cash or securities, as applicable, accepted by the Fund in exchange for Shares of the Fund and an estimated cash component, if any, is disseminated every 15 seconds throughout the trading day through the facilities of the Consolidated Tape Association. This approximate value should not be viewed as a "real-time" update of the NAV per Share of the Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The Fund is not involved in, or responsible for, the calculation or dissemination of the approximate value of the Fund Shares and the Fund does not make any warranty as to its accuracy.

Frequent Purchases and Redemptions of Fund Shares

Shares of the Fund may be purchased and redeemed directly from the Fund only in Creation Units by Authorized Participants. The vast majority of trading in Shares of the Fund occurs on the secondary market, and does not involve the Fund directly. In-kind purchases and redemptions of Creation Units by Authorized Participants and cash trades on the secondary market are unlikely to cause many of the harmful effects of frequent purchases and/or redemptions of Fund Shares. Cash purchases and/or redemptions of Creation Units, however, can result in disruption of portfolio management, dilution to the Fund and increased transaction costs, which could negatively impact the Fund's ability to achieve its investment objective, and may lead to the realization of capital gains. These consequences may increase as the frequency of cash purchases and redemptions of Creation Units by Authorized Participants increases. However, direct trading by Authorized Participants is critical to ensuring that Fund Shares trade at or close to NAV.

The Fund impose no restrictions on the frequency of purchases and redemptions ("market timing"). To minimize these potential consequences of frequent purchases and redemptions of Fund Shares, the Fund employs fair valuation pricing, and

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Fund Facts

imposes transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs the Fund incurs in effecting trades. In addition, the Adviser monitors trades by Authorized Participants for patterns of abusive trading and the Fund reserves the right to not accept orders from Authorized Participants that the Adviser has determined may be disruptive to the management of the Fund, or otherwise are not in the best interests of the Fund. For these reasons, the Board has not adopted policies and procedures with respect to frequent purchases and redemptions of Fund Shares. The Trust's policies and procedures regarding frequent purchases and redemptions may be modified by the Board of Trustees at any time.

The Trust's policies and procedures prohibit the practice of any officer or employee of the Trust, a Trust investment adviser (including any sub-adviser), the distributor, custodian, or transfer agent, or other affiliated person of the Trust placing orders to purchase or redeem shares of a series of the Trust after the designated time as of which the Fund calculates its NAV (i.e., "late trading").

Distribution and Service Plan

The Fund has adopted a distribution and service plan ("Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services ("Service Providers"). If a Service Provider provides such services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Fund, however, and there are no current plans to impose these fees. In the event Rule 12b-1 fees are charged, over time they would increase the cost of an investment in the Fund because they would be paid on an ongoing basis.

Fund Website and Disclosure of Portfolio Holdings

The Trust maintains a website for the Fund at www.calamos.com. Among other things, this website includes this Prospectus and the SAI, and will include the Fund's holdings, the Fund's last annual and semi-annual reports (when available), pricing information about Fund Shares trading on the Exchange, daily NAV calculations and a historical comparison of the trading prices to NAV.

Each day the Fund is open for business, the Trust publicly disseminates the Fund's full portfolio holdings as of the close of the previous day through its website at www.calamos.com. A description of the Trust's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the Fund's SAI.

Dividends, Other Distributions and Taxes

Fund Distributions

The Fund distributes its net realized capital gains, if any, to shareholders annually. Ordinarily, dividends from net investment income, if any, are declared and paid at least annually by the Fund.

Distributions in cash may be reinvested automatically in additional whole Fund Shares only if the broker through whom you purchased Fund Shares makes such option available. The Fund realizes capital gains or losses whenever it sells securities. Net long-term capital gains are distributed to shareholders as "capital gain dividends."

Brokers may make available to their customers who own Fund Shares the DTC book-entry dividend reinvestment service. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require Fund shareholders to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and net realized gains will be automatically reinvested in additional whole Fund Shares of the Fund purchased in the secondary market. Without this service, investors would receive their distributions in cash.

Taxes

As with any investment, you should consider how your investment in Fund Shares will be taxed. The tax information in this prospectus is provided only as general information. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer,

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Fund Facts

or other investor with special circumstances. However, with respect to certain tax issues, the summaries describe the general tax treatment of certain distributions made to corporations and non-U.S. persons. In addition, this section does not describe your state, local or non-U.S. tax consequences. You should consult your own tax advisor about the tax consequences of an investment in Fund Shares. Fund distributions to you and the sale or redemption of your Fund Shares will have tax consequences to you. Such consequences may be different if you hold your Fund Shares through a tax-exempt entity or tax-advantaged retirement account, such as an individual retirement account or 401(k) plan.

The Fund has elected to be treated, and intends to qualify each year, as a regulated investment company (a "RIC") under the Code. As a RIC, the Fund is generally not subject to corporate-level U.S. federal income tax on any net ordinary income or capital gains that are timely distributed to shareholders. However, the Fund's failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in corporate-level taxation and, consequently, a reduction in amounts available for distribution to shareholders.

The Fund may enter into option agreements with the same counterparty but has taken the position that the option agreements are separate agreements. Under general tax principles, the Fund would not accrue income on separate option agreements during the term of the agreements. However, if the agreements are treated as one agreement, the Fund might be required to accrue income and make annual distributions of income. If the Fund is required to accrue income, but does not distribute the income to shareholders, the Fund may fail to qualify as a RIC. In addition, if the agreements are treated as one agreement, the Fund may fail either or both of the RIC income and diversification tests.

For purposes of the diversification tests, the identification of the issuer (or, in some cases, issuers) of a particular investment can depend on the terms and conditions of such investment. In particular, there is no published Internal Revenue Service guidance or case law on how to determine the "issuer" of various derivatives that the Fund may enter into. Therefore, there is a risk that the Fund will not meet the Code's diversification requirements and will not qualify, or will be disqualified, as a RIC.

Taxes on Distributions

Distributions by the Fund generally are taxable to you as ordinary income or capital gains. Distributions are subject to federal income tax, whether received in cash or reinvested in additional Fund Shares or shares of another fund, and may be subject to state or local taxes. Distributions of the Fund's "investment company taxable income" generally will be taxable as ordinary income to the extent of the Fund's current or accumulated earnings and profits. Notwithstanding the foregoing, distributions that are attributable to "qualified dividends" received by the Fund may be eligible to be taxed at long-term capital gains rates, as long as the Fund and the shareholder meet certain holding period requirements. It is not anticipated that the Fund will have qualified dividend income.

Distributions of the Fund's net capital gain that are properly reported by the Fund as "capital gain dividends" will generally be taxable to you as long-term capital gains, currently at a maximum rate of 20%, regardless of your holding period in the Fund's Shares. The Fund's option strategy is likely to reduce the amount of dividends that might otherwise qualify as capital gains dividends. Distributions in excess of the Fund's current and accumulated earnings and profits first will reduce your adjusted tax basis in your Fund Shares and, after the adjusted basis is reduced to zero, will constitute capital gain. Such capital gain will be long-term capital gain and thus, will be taxed at a maximum rate of 20%, if the distributions are attributable to Fund Shares that you have held for more than one year.

Certain non-corporate taxpayers will also be subject to a 3.8% U.S. federal Medicare contribution tax with respect to the lesser of (1) their "net investment income" or (2) the excess of their "modified adjusted gross income" over a threshold amount ($200,000 for single taxpayers and $250,000 for taxpayers who are married and filing jointly).

Corporate shareholders of the Fund are generally eligible for a dividends-received deduction with respect to ordinary income dividends (but not capital gain dividends) properly designated as eligible for such deduction by the Fund, as long as the Fund and the corporate shareholder meet certain holding period and other requirements. It is not anticipated that the Fund will make distributions eligible for the dividend-received deduction.

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Fund Facts

Under a dividend reinvestment service, you may have the option to have all cash distributions automatically reinvested in additional Fund Shares. Any distributions reinvested under such a service will nevertheless be taxable to you as described above.

You will have an adjusted basis in the additional Fund Shares purchased through such a reinvestment service equal to the amount of the reinvested distribution plus the amount of any fees charged for the transaction. The additional Fund Shares will have a holding period commencing on the day following the day on which they are credited to your account.

A distribution will reduce the Fund's NAV per Share and generally will be taxable to you as ordinary income or capital gain even if it is paid from income or gains earned by the Fund before you invested in the Fund. From an investment standpoint, such a distribution constitutes a return of capital. However, from a tax standpoint, it constitutes taxable income. In general, distributions are subject to federal income tax as of the date of payment. However, distributions paid in January will be treated as paid on December 31 of the prior year if they were declared and payable to shareholders of record on a date in October, November or December of the prior year.

The Fund's transactions in derivatives, as well as any of its hedging, short sale, securities loan or similar transactions may be subject to one or more special tax rules. These rules may affect whether gains and losses recognized by the Fund are treated as ordinary or capital, accelerate the recognition of income or gains to the Fund, defer losses to the Fund, and cause adjustments in the holding periods of the Fund's securities, thereby affecting whether capital gains and losses are treated as short-term or long-term. These rules could therefore affect the amount, timing and/or character of distributions to shareholders and thus taxes payable by shareholders.

The FLEX Options included in the Fund's portfolio are exchange-traded options. Under Section 1256 of the Code, certain types of exchange-traded options are treated as if they were sold (i.e., "marked to market") at the end of each year. The Fund does not believe that some of the positions in FLEX Options held by the Fund will be subject to Section 1256, which means that the positions will not be marked to market, but the positions will be subject to the straddle rules.

The straddle rules may affect the character of gains (or losses) realized by the Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that the Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

The tax consequences of straddle transactions to the Fund are not entirely clear in all situations under currently available authority. The straddle rules may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to U.S. shareholders in a non-liquidating distribution. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, if the Fund makes a non-liquidating distribution of its short-term capital gain, the amount which must be distributed to U.S. shareholders as ordinary income may be increased substantially as compared to the Fund that did not engage in such transactions.

You may be subject to federal back-up withholding tax, if you do not provide the Fund with a taxpayer identification number (for an individual, a social security number) and make other required certifications, or the Internal Revenue Service informs the Fund that your tax identification number is incorrect. Backup withholding is not an additional tax. You may claim the amount withheld as a credit on your federal income tax return, provided you furnish the appropriate information to the Internal Revenue Service.

Taxes When Shares are Sold

Any capital gain or loss realized upon a sale of Fund Shares is generally treated as long-term capital gain or loss if you have held the Fund Shares for more than one year and as short-term capital gain or loss if you have held the Fund Shares for one year or less. The ability to deduct capital losses realized on a sale of Fund Shares may be limited.

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Fund Facts

Taxes on Purchase and Redemption of Creation Units

An Authorized Participant that exchanges equity securities for Creation Units will generally recognize a gain or a loss on the exchange. Any such gain or loss will be equal to the difference between the market value of the Creation Units at the time of the exchange, plus (or minus) the cash amount received (or paid), and such Authorized Participant's aggregate basis in the securities surrendered. A person who redeems Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the aggregate market value of the securities received plus (or minus) any cash received (or paid), and such person's basis in the Creation Units redeemed. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in the Authorized Participant's economic position with respect to such Creation Units. Persons exchanging securities should consult their own tax advisor with respect to the applicability of the wash sale rules and the availability and timing of a deduction for any loss. In addition, when a regulated investment company redeems a shareholder in kind, the regulated investment company generally is not required to recognize taxable gains in respect of the portfolio securities it distributes to the redeeming shareholder. However, the Fund may be required to recognize taxable gain on the distribution of certain securities, and the Internal Revenue Service may assert that the Fund must recognize taxable gain in respect of certain other securities that the Fund distributes to a shareholder in exchange for Creation Units, which may increase the amount of taxable gains that the Fund would otherwise be required to distribute in order to maintain its qualification as a regulated investment company and avoid the Fund-level tax.

Any capital gain or loss realized upon a redemption of Creation Units is generally treated as long-term capital gain or loss if the Creation Units have been held for more than one year and as short-term capital gain or loss if the Creation Units have been held for one year or less. If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Fund Shares you purchased or sold and at what price.

Authorized Participants that are dealers may be subject to special tax rules and should consult their own tax advisors regarding the tax consequences of purchasing and redeeming Creation Units in their capacity as dealers.

Treatment of Fund Expenses

Expenses incurred and deducted by the Fund will generally not be treated as income taxable to you.

Non-U.S. Investors

If you are a non-U.S. investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you should be aware that, generally, subject to applicable tax treaties, distributions from the Fund will be characterized as dividends for U.S. federal income tax purposes (other than dividends which the Fund properly reports as capital gain dividends) and will be subject to U.S. federal income taxes, including withholding taxes, subject to certain exceptions described below. However, distributions received by a non-U.S. investor from the Fund that are properly reported by the Fund as capital gain dividends may not be subject to U.S. federal income taxes, including withholding taxes, provided that the Fund makes certain elections and certain other conditions are met. The Fund's option strategy is likely to reduce the amount of distributions otherwise eligible to be capital gains dividends.

Distributions may be subject to a U.S. withholding tax of 30% in the case of distributions to (i) certain non-U.S. financial institutions that have not entered into an agreement with the U.S. Treasury to collect and disclose certain information and are not resident in a jurisdiction that has entered into such an agreement with the U.S. Treasury and (ii) certain other non-U.S. entities that do not provide certain certifications and information about the entity's U.S. owners. The Internal Revenue Service and the Department of Treasury have issued proposed regulations providing that these withholding rules will not be applicable to the gross proceeds of share redemptions or capital gains dividends that the Fund pays.

Other Tax Matters

The foregoing is only a summary of certain federal income tax considerations of investing in the Fund under current law, which is subject to change in the future. Shareholders who are not U.S. persons within the meaning of the Code, such as non-resident aliens, foreign trusts or estates, or foreign corporations or partnerships may be subject to different U.S. federal income tax treatment.

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Fund Facts

You may also be subject to state and local taxes on distributions paid by the Fund, and sales and redemptions of Fund Shares. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific tax situation. More information about taxes can be found in the Fund's SAI.

Net Asset Value

The NAV of shares is determined at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on each day the New York Stock Exchange ("NYSE") is open. NAV is computed by determining the aggregate market value of all assets of the Fund, less its liabilities, divided by the total number of shares outstanding (assets-liabilities)/number of shares = NAV). The NYSE is closed on weekends and New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV takes into account the expenses and fees of the Fund, including management, administration, and distribution fees, which are accrued daily. The determination of NAV for the Fund for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received by the Fund (or an authorized broker or agent, or its authorized designee) before the close of trading on the NYSE on that day.

Generally, securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") National Market System for which market quotations are readily available shall be valued using the NASDAQ official closing price. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Futures, swaps and options contracts listed for trading on a futures or options exchange or board of trade for which market quotations are generally available are valued at the last quoted sale price, or, in the absence of a sale, at the mean of the last bid and ask price. Total return swaps on exchange-listed securities are valued at the last quoted sale price, or, in the absence of a sale, at the mean of the last bid and ask price.

Securities held by the Fund are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Board of Trustees ("Valuation Procedures"). If market quotations are not readily available, securities or other assets will be valued at their fair value as determined in good faith by the Adviser in accordance with procedures approved by the Board and evaluated by the Board as to the reliability of the fair value method used. In these cases, the Fund's NAV will reflect certain portfolio securities' fair values rather than their market prices. Fair value pricing involves subjective judgments, and it is possible that the fair value determined for a security or other asset may be materially different than the value that could be realized upon the sale of that security or other asset. The fair value prices can differ from market prices. The Board of Trustees has designated Calamos Advisors as "valuation designee" for the Fund. The valuation designee is responsible for determining the value of the Fund's investments. The designee may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to ensure the process produces reliable results.

The Fund may use independent pricing services to assist in calculating the value of the Fund's securities or other assets.

With respect to any portion of the Fund's assets that are invested in one or more open-end management investment companies registered under the 1940 Act, the Fund's net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

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Fund Facts

Fund Service Providers

State Street Bank and Trust Company ("State Street"), located at One Congress Street, Suite 1, Boston, Massachusetts 02114-2016, serves as the Fund's administrator, custodian, fund accounting and transfer agent.

Calamos Financial Services LLC ("CFS"), located at 2020 Calamos Court, Naperville, Illinois 60563, serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in Fund Shares.

Ropes & Gray LLP, located at 191 North Wacker Drive, 32nd Floor, Chicago, IL 60606, serves as legal counsel to the Trust.

Premium/Discount Information

Information showing the number of days the market price of the Fund Shares was greater (at a premium) and less (at a discount) than the Fund's NAV for the most recently completed calendar year, and the most recently completed calendar quarters since that year (or the life of the Fund, if shorter), is available at www.calamos.com.

Investments by Other Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including Fund Shares. The SEC adopted Rule 12d1-4 under the 1940 Act on November 19, 2020, which became effective January 19, 2021. The Fund is required to comply with the conditions of Rule 12d1-4, which allows, subject to certain conditions, the Fund to invest in other registered investment companies and other registered investment companies to invest in the Fund beyond the limits contained in Section 12(d)(1) of the 1940 Act.

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Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance for the period of February 3, 2025 (commencement of operations) through July 31, 2025. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's financial statements, are included in the SAI, which is available upon request.

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the year was as follows:

	February 3, 2025• through July 31,
	2025
Per share operating performance
Net asset value, beginning of year	$24.09
Income from investment operations:
Net investment income (loss)(a)	(0.08)
Net realized and unrealized gain (loss)	0.78
Total from investment operations	0.70
Less distributions to common shareholders from:
Net investment income	—
Total distributions	—
Net asset value, end of year	$24.79
Total return applicable to common shareholders
Total investment return based on:
Net asset value(b)	2.91%
Ratios to average net assets applicable to common shareholders
Net expenses	0.69	%(c)
Net investment income (loss)	(0.68	%)(c)
Supplemental data
Net assets applicable to common shareholders, end of year (000)	$26,026
Portfolio turnover rate(d)(e)	0%

  •  Commencement of operations.

  (a)  Net investment income (loss) allocated based on average shares method.

  (b)  Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

  (c)  Annualized.

  (d)  Not annualized.

  (e)  Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

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Other Information

Continuous Offering

The method by which Creation Units of Fund Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of Fund Shares are issued and sold by the Fund on an ongoing basis, a "distribution," as such term is used in the Securities Act of 1933, as amended (the "Securities Act"), may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirements and liability provisions of the Securities Act. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Fund Shares and sells the Fund Shares directly to customers or if it chooses to couple the creation of a supply of new Fund Shares with an active selling effort involving solicitation of secondary market demand for Fund Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in Fund Shares, whether or not participating in the distribution of Fund Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not "underwriters" but are participating in a distribution (as contrasted with engaging in ordinary secondary market transactions) and thus dealing with the Fund Shares that are part of an overallotment within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national exchange.

Disclaimer

The "S&P 500®" is a product of S&P Dow Jones Indices LLC or its affiliates ("SPDJI") and has been licensed for use by Calamos Advisors LLC ("Calamos Advisors"). S&P®, S&P 500®, SPX®, SPY®, US 500TM, The 500TM, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates ("S&P"); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"). It is not possible to invest directly in an index. The Fund is not sponsored or sold by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, "S&P Dow Jones Indices"). S&P Dow Jones Indices do not make any representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500® Index to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices' only relationship to Calamos Advisors with respect to the S&P 500® Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P 500® Index is determined, composed and calculated by S&P Dow Jones Indices without regard to Calamos Advisors or the Fund. S&P Dow Jones Indices have no obligation to take the needs of Calamos Advisors or the owners of the Fund into consideration in determining, composing or calculating the S&P 500® Index. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the Fund. There is no assurance that investment products based on the S&P 500® Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment adviser, commodity trading advisor, commodity pool operator, broker dealer, fiduciary, promoter" (as defined in the Investment Company Act of 1940, as amended), "expert" as enumerated within 15 U.S.C. § 77k(a) or tax advisor. Inclusion of a security, commodity, crypto currency or other asset within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, commodity, crypto currency or other asset, nor is it considered to be investment advice or commodity trading advice.

NEITHER S&P DOW JONES INDICES NOR THIRD PARTY LICENSOR GUARANTEES THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P 500® INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY

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Other Information

ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY CALAMOS ADVISORS, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500® INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBLITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. S&P DOW JONES INDICES HAS NOT REVIEWED, PREPARED AND/OR CERTIFIED ANY PORTION OF, NOR DOES S&P DOW JONES INDICES HAVE ANY CONTROL OVER, THE LICENSEE PRODUCT REGISTRATION STATEMENT, PROSPECTUS OR OTHER OFFERING MATERIALS. THERE ARE NO THIRD-PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND CALAMOS ADVISORS, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

Summary of Certain Provisions of the Second Amended and Restated Trust Instrument

The summary below is a synopsis of certain provisions contained in the Trust's Second Amended and Restated Trust Instrument (the "Trust Instrument"). Shareholders should refer to the Trust Instrument for further information. Defined terms have the meanings contained in the Trust Instrument.

Derivative Actions

The Second Amended and Restated Trust Instrument (the "Trust Instrument") requires, within Section 9 of Article IV, that before bringing any derivative action on behalf of the Fund, Shareholders must have made a written demand to the Board of Trustees requesting that they cause the Trust or affected Series or Class, as applicable, to file the action itself.

In order to warrant consideration, any such written demand must include at least the following:

(1)  a detailed description of the action or failure to act complained of and the facts upon which each such allegation is made;

(2)  a statement to the effect that the complaining Shareholders believe that they will fairly and adequately represent the interests of similarly situated Shareholders in enforcing the right of the Trust or the affected Series or Class, as applicable and an explanation of why the complaining Shareholders believe that to be the case;

(3)  a certification that the following requirements have been met, as well as information reasonably designed to allow the Trustees to verify that certification:

(a)  each complaining Shareholder was a Shareholder of the Trust or the affected Series or Class, as applicable, at the time of the action or failure to act complained of, or acquired the Shares afterwards by operation of law from a Person who was a Shareholder at that time; and

(b)  each complaining Shareholder was a Shareholder of the Trust or the affected Series or Class, as applicable, as of the time the demand required by Section 9 of Article IV was made; and

(4)  a certification that each complaining Shareholder will be a Shareholder of the Trust or the affected Series or Class, as applicable as of the commencement of the derivative action.

The Trust Instrument further provides that at least 10% of the Shareholders of the Trust or the affected Series or Class, as applicable, must join in bringing the derivative action. This provision does not apply to claims brought under the federal securities laws.

The Trust Instrument also provides that a copy of the derivative complaint must be served on the Trust, assuming the requirements described above have already been met and the derivative action has not been barred as further described in the Trust Instrument.

Forum and Waiver of Jury Trial

Section 10 of Article X of the Trust Instrument outlines which shareholder actions must be brought in state court and which must be brought in federal court. This section states in particular that, unless the Trust consents in writing to the selection of an

CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® — FEBRUARY
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Other Information

alternative forum, the Federal District Courts of the United States of America shall be the sole and exclusive forum for the resolution of any complaint asserting a cause of action arising under any federal securities law. This provision may increase costs for a shareholder to bring a claim or may limit a shareholder's ability to bring a claim in a judicial forum that they find more convenient or favorable. While the enforceability of the exclusive forum provisions may be challenged, this section also provides that if any provisions of Section 10 shall be held to be invalid, illegal or unenforceable, the validity, legality and enforceability of the remaining portions will still apply.

Section 10 of Article X of the Trust Instrument also states that shareholders and all other such persons bringing any such suit, action, or proceeding in the Superior Court in the State of Delaware waive the right to a trial by jury to the fullest extent permitted by law.

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For more detailed information on the Fund, several additional sources of information are available to you. The Fund's SAI, incorporated by reference into this prospectus, contains detailed information on the Fund's policies and operation. Additional information about the Fund's investments is available in the annual and semi-annual reports to shareholders and in Form N-CSR. In the Fund's annual reports, you will find a discussion of the market conditions and investment strategies that significantly impacted the Fund's performance during the last fiscal year. In Form N-CSR, you will find the Fund's annual and semi-annual financial statements. The Fund's most recent SAI, annual or semi-annual reports and certain other information are available free of charge by calling the Fund at (866) 363-9219, on the Fund's website at www.calamos.com or through your financial advisor. Shareholders may call the toll-free number above with any inquiries.

You may obtain this and other information regarding the Fund, including the SAI and Codes of Ethics adopted by the Adviser, Distributor and the Trust, directly from the SEC. Information on the SEC's website is free of charge. Visit the SEC's on-line EDGAR database at http://www.sec.gov. You may also request information regarding the Fund by sending a request (along with a duplication fee) to the SEC by sending an electronic request to publicinfo@sec.gov.

Calamos S&P 500® Structured Alt Protection ETF® — February

2020 Calamos Court
Naperville, IL 60563-2787
866.363.9219

www.calamos.com

SEC File
#811-22887

CPSFSTAPRO 112825

Fund Name	Ticker	Exchange
Calamos S&P 500® Structured Alt Protection ETF® — March	CPSR	NYSE Arca

Prospectus November 28, 2025

The fund listed above (the "Fund") is a series of the Calamos ETF Trust (the "Trust") and an exchange-traded fund ("ETF"). The Fund lists and principally trades its shares on the NYSE Arca, Inc. ("NYSE Arca" or the "Exchange").

The U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

As described in more detail in the Fund's summary, the Fund seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the SPDR® S&P 500® ETF Trust ("Underlying ETF") up to a predetermined upside cap (the "Cap"), while protecting against 100% of the Underlying ETF's losses (before fees and expenses), over a period of approximately one-year (the "Outcome Period").

•  Upside Cap: A pre-determined upside return Cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Outcome Period. The Cap is determined before fees and expenses. The Cap is expected to change at the beginning of each new Outcome Period.

•  Capital Protection: Represents downside protection target equal to 100% of losses (before fees and expenses) of the Underlying ETF, over the Outcome Period. There is no guarantee the Fund will be successful in providing the sought-after downside protection.

•  Outcome Period: The approximate one-year period over which the Fund seeks to produce the Capital Protected Target Outcome. The current Outcome Period is from March 1, 2025 through February 28, 2026. The Fund will not terminate after the conclusion of the Outcome Period. After the conclusion of the Outcome Period, another will begin.

•  Together, the Upside Cap, Capital Protection, and Outcome Period makeup the Capital Protected Target Outcome (alternatively, the "Target Outcome").

•  The Target Outcome may not be achieved, and investors may lose some or all of their money. The Fund is designed to achieve the Target Outcome only if an investor buys on the first day of the Outcome Period and holds the Fund until the end of the Outcome Period.

•  If investors buy or sell on a date other than the start or end date of the Outcome Period, their returns will be different and they may incur losses in excess of the Capital Protection level (i.e., losses exceeding 0%) and they may not experience gains up to the Cap.

•  Investors considering purchasing shares after the beginning of the Outcome Period or considering selling their shares prior to the end of the Outcome Period should visit the Fund's website at www.calamos.com for important information and considerations regarding the Fund's potential outcomes.

•  In periods of extreme market volatility, or during market disruption events, the Fund's ability to offset investor losses via the Capital Protection or provide a return up to the stated upside Cap may be impaired.

•  The Fund will not terminate upon reaching the end of an Outcome Period. Rather, the Fund will rebalance, entering into a new set of options positions, thereby establishing a new Outcome Period, with a new Cap, and reset Capital Protection.

•  The Fund has characteristics unlike many traditional investment products and may not be suitable for all investors. The Fund is only appropriate for shareholders willing to bear losses, including some or all of their investment.

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Calamos S&P 500® Structured Alt Protection ETF® — March

Investment Objective

Calamos S&P 500® Structured Alt Protection ETF® — March (the "Fund") seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the SPDR® S&P 500® ETF Trust ("Underlying ETF") up to a cap of 7.63% (the "Cap"), while protecting against 100% of negative price return of the Underlying ETF (before fees and expenses), for the period from March 1, 2025 through February 28, 2026.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund ("Fund Shares"). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.69%
Distribution and/or Service Fees (12b-1)	0.00%
Other Expenses	0.00%
Total Annual Operating Expenses	0.69%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, whether you sell or hold your Fund Shares, would be:

You would pay the following expenses whether you sell or hold your Fund Shares at the end of the period:

One Year	Three Years	Five Years	Ten Years
$70	$221	$384	$859

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund ("ETF") that is designed to provide investors with the opportunity to benefit from increases in the Underlying ETF's share price up to the stated cap over a specified period of time of approximately one-year (the "Outcome Period"), while providing protection against decreases in the Underlying ETF's share price over the same Outcome Period (before taking fees and expenses into account).

Under normal market conditions, the Fund invests substantially all of its assets in FLexible EXchange Options ("FLEX Options") that reference the price performance of the SPDR® S&P 500® ETF Trust (the "Underlying ETF"). FLEX Options are customized equity or index option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates.

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Calamos S&P 500® Structured Alt Protection ETF® — March

The Underlying ETF is an exchange-traded unit investment trust that uses a replication strategy, meaning it invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC ("PDR") serves as the Underlying ETF's sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the S&P 500® Index. The Fund's performance does not reflect the payment of dividends by the Underlying ETF. See "The Underlying ETF" for more information.

The returns an investor will receive from an investment in the Fund have characteristics that are distinct from many other investment vehicles, including the Underlying ETF. It is important that you understand these characteristics before making an investment in the Fund.

The Fund uses FLEX Options to employ a capital protected target outcome strategy. Target outcome strategies seek to produce pre-determined investment outcomes based upon the performance of an underlying security or index. The pre-determined outcomes sought by the Fund, which include capital protection to absorb 100% of losses (before fees and expenses) in the Underlying ETF (the "Capital Protection") and upside participation to a stated cap of 7.63% (before fees and expenses) (the "Cap"), are based on the price performance of the Underlying ETF over an Outcome Period.

The outcomes the Fund seeks for investors that hold Fund Shares for an entire Outcome Period are as follows, though there can be no guarantee these results will be achieved:

•  If the Underlying ETF appreciates over the Outcome Period, the combination of FLEX Options held by the Fund seeks to provide upside participation matching that of the Underlying ETF, up to a cap that is determined at the start of the Outcome Period.

•  If the Underlying ETF decreases over the Outcome Period, the combination of FLEX Options held by the Fund seeks to provide protection against 100% of Underlying ETF losses, prior to taking into account the Fund's fees and expenses.

The Fund does not seek to provide capital protection against 100% of losses (before fees and expenses) of the Underlying ETF as of any time other than the end of the Outcome Period.

For the Outcome Period beginning on March 1, 2025 through February 28, 2026, the Cap is 7.63% and the Capital Protection is 100%. When the Fund's fees and expenses are taken into account, the Cap is 6.94% and the Capital Protection is 99.31%. The Cap and Capital Protection will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee.

The current Outcome Period is from March 1, 2025 through February 28, 2026. The Fund will not terminate after the conclusion of the Outcome Period. After the conclusion of the Outcome Period, another will begin. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Outcome Period. This means that the Cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The capital protection will remain the same for each Outcome Period. The Capital Protection and Cap, and the Fund's value relative to each, should be considered before investing in the Fund. The Fund will be perpetually offered and not terminate after the current or any subsequent Outcome Period. Approximately one week prior to the end of an Outcome Period, the Fund's website will be updated to alert existing shareholders that the Outcome Period is approaching its conclusion and will disclose the anticipated Cap range for the next Outcome Period. See "Subsequent Outcome Periods" for more information.

Upon conclusion of the Outcome Period, the Fund will receive the cash value of all the FLEX Options it held for that Outcome Period. It will then invest in a new series of FLEX Options with an expiration date of approximately one year in the future, and a new Outcome Period will begin. Each FLEX Option's value is ultimately derived from the performance of the Underlying ETF's share price during that time. As the terms of the FLEX Options do not change during an Outcome Period, the outcomes, including the Cap and Capital Protection discussed below, will be measured to the Fund's net asset value ("NAV") on the first day of the Outcome Period.

The stated Cap and Capital Protection may only be realized by investors who continuously hold Fund Shares from the commencement of an Outcome Period until its conclusion. An investor who purchases Fund Shares other than on the first day of an Outcome Period and/or sells Fund Shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. While the Cap and Capital Protection provide

CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® — MARCH
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Calamos S&P 500® Structured Alt Protection ETF® — March

the intended outcomes only for investors that hold their Fund Shares throughout the complete term of the Outcome Period, an investor can expect the value of their Fund Shares to generally move in the same direction as the Underlying ETF during the Outcome Period. If investors buy or sell on a date other than the start or end date of the Outcome Period, their returns will be different and they may incur losses in excess of the Capital Protection level (i.e., losses exceeding 0%) and they may not experience gains up to the Cap. See "Capital Protection and Cap" for more information.

The Fund's website, www.calamos.com, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Outcome Period, including the Fund's value relative to the Cap and Capital Protection. Before purchasing Fund Shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund Shares on a particular day and held through the end of the Outcome Period.

The Fund's investment objective is not a fundamental policy, and therefore may be changed by the Board without shareholder approval.

The Fund seeks to generate returns that match the Underlying ETF, up to the Cap (discussed in detail below), while limiting downside losses. The hypothetical illustrations provided below are designed to illustrate the outcomes that the Fund seeks to provide for investors who hold Fund Shares for the entirety of the Outcome Period. The hypothetical examples set forth below do not represent the performance of the Fund and investors should not rely on the hypothetical examples shown below as an indication of the actual or future performance of the Fund. There is no guarantee that the Fund will be successful in its attempt to provide the target outcomes for an Outcome Period. The returns that the Fund seeks to provide do not include the costs associated with purchasing Fund Shares and certain expenses incurred by the Fund. In the payoff profile illustration, the dotted line represents the Underlying ETF's performance, and the solid line represents the return profile gross of fees and expenses sought by the Fund in relation to the Underlying ETF's indicated performance. The bar chart below represents the Fund's hypothetical intended return profile based upon the performance of the Underlying ETF.

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Calamos S&P 500® Structured Alt Protection ETF® — March

Explanation of diagram:

1.  Calamos S&P 500® Structured Alt Protection ETF® — March Participation Layer: The dotted grey line represents the first layer, which involves purchasing a near zero-strike (i.e., deep in-the-money) call on the reference asset, at a pre-determined strike to provide full participation to the price return of the underlying reference asset. In other words, the full price participation provided by this layer provides potential gains and losses that are tantamount to that of owning the underlying reference asset outright, except that this layer does not participate in the dividend yield of the underlying reference asset.

2.  Capital Protection Layer: The solid grey line represents the second layer, which involves purchasing an at-the-money put option, which produces protection equal to 100% of losses (before fees and expenses) of the price return of the reference asset, over the Outcome Period.

3.  Upside Participation Layer (the "Cap"): The solid black line illustrates the final layer, which involves selling an out-of-the-money call, thereby creating the upside cap. The strike price at which the call is sold is determined so that the combined net options purchase price is approximately equal to the underlying asset's current value. The cost of this layer is a credit equal to the price that would make the total package "no-cost" or fully financed.

The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act").

Capital Protection and Cap

The Fund seeks to provide capital protection to absorb 100% of losses (before fees and expenses) of the Underlying ETF at the end of each Outcome Period. When the Fund's management fees are taken into account, the Capital Protection level is reduced to 99.31%. The Capital Protection level will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. If the Fund is required to increase its holdings of cash during the Outcome Period to pay fees and expenses incurred by the Fund, the Capital Protection level may be further reduced. The Fund does not seek to provide capital protection against 100% of losses (before fees and expenses) of the Underlying ETF as of any time other than the end of the Outcome Period.

During the Outcome Period, there may be periods of significant disparity between the Fund's NAV and the Underlying ETF's price performance. As the Underlying ETF price and the Fund's NAV change over the Outcome Period, an investor acquiring Fund Shares after the start of the Outcome Period will likely have a different return potential than an investor who purchased

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Calamos S&P 500® Structured Alt Protection ETF® — March

Fund Shares at the start of the Outcome Period. This is because while the Cap and Capital Protection for the Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of an Outcome Period and remain constant throughout the Outcome Period, an investor purchasing Fund Shares at market value during the Outcome Period likely purchased Fund Shares at a price that is different from the Fund's NAV at the start of the Outcome Period (i.e., the NAV that the Cap and Capital Protection reference). For example, if an investor purchases Fund Shares during an Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Outcome Period (the "Initial Fund Value"), that investor's Cap will essentially be decreased by the amount of the increase in the Underlying ETF's value, and the capital protection will not set in until the Fund's NAV returns to its Initial Fund Value (i.e., a shareholder must experience losses prior to gaining the protection offered by the Fund's Capital Protection because the Fund must first decrease in value to its Initial Fund Value for the Outcome Period before subsequent losses will be protected by the Capital Protection). Conversely, if an investor purchases Fund Shares during an Outcome Period at a time when the Underlying ETF has decreased in value, the Fund's NAV may dip below the Initial Fund Value. However, in this scenario, that investor's potential gain could be larger than the Fund's Cap for the Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Outcome Period through the date the investor purchased its Fund Shares plus any additional gains between the Initial Fund Value and the Cap. There is no guarantee that the Fund will recover such value or experience such gains. The Cap and capital protection relative to the Initial Fund Value, however, will not change over the Outcome Period.

While the Fund seeks to provide 100% protection against losses experienced by the Underlying ETF (before fees and expenses) for shareholders who hold Fund Shares for an entire Outcome Period, there is no guarantee it will successfully do so. If the Fund's NAV has increased significantly, a shareholder that purchases Fund Shares after the first day of an Outcome Period could lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear those losses. There is no guarantee the capital protection and cap will be successful and a shareholder investing at the beginning of an Outcome Period could also lose their entire investment.

The returns of the Fund are subject to a cap for each Outcome Period, calculated (before fees and expenses) at the beginning of each Outcome Period.. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return Cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Outcome Period. If the Underlying ETF experiences any percentage gains over the amount of the Cap, Fund shareholders will not experience those gains. Therefore, regardless of the price return of the Underlying ETF, the Cap (net of fees) is the maximum return an investor can achieve from an investment in the Fund for that Outcome Period. The Cap is set on the first day of each Outcome Period. The Cap is provided prior to taking into account annual Fund management fees of 0.69% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses (such as unexpected litigation) incurred by the Fund. The pre-determined Cap applicable to an Outcome Period will vary based on prevailing market conditions at the time that the Cap is set, including interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the FLEX Options.

The Cap level is a result of the design of the Fund's principal investment strategy. To provide the Capital Protected Target Outcome, the Fund purchases and sells a series of put and call FLEX Options on or around the last business day of the month prior to the beginning of an Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The Adviser will calculate the amount of premiums that the Fund will owe on the put options acquired to provide the Capital Protection and will then sell call FLEX Options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The Cap is the strike price of those FLEX Options the Fund is selling. The Cap, and the Fund's value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund Shares during an Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Outcome Period to a level near the Cap, an investor purchasing Fund Shares will have limited to no gain potential for the remainder of the Outcome Period (because the investor's potential gain will be limited to the difference between the Fund's NAV on the date the investor purchased the Fund Shares and the Cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which it purchased its Fund Shares and

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Calamos S&P 500® Structured Alt Protection ETF® — March

the Initial Fund Value for the Outcome Period before subsequent losses will be protected by the Capital Protection. If an investor buys Fund Shares when the price exceeds the Cap, an investor selling their shares at the end of the Outcome Period will not experience any gain regardless of the price return of the Underlying ETF.

There is no guarantee that the Fund will be successful in providing these investment outcomes for any Outcome Period, and an investor may experience returns on the Fund significantly below the Cap.

In periods of extreme market volatility or during market disruption events, the Fund's ability to offset investor losses through the use of the FLEX Options to achieve the stated Capital Protection, or provide a return up to the stated upside Cap may be impaired, resulting in an upside limit significantly below the Cap and downside protection significantly lower than full capital protection (i.e., losses greater than 0%), because the Fund may not be able to trade or exercise existing FLEX Options, or may not receive timely payment from its counterparties. An investor may lose their entire investment and an investment in the Fund is only appropriate for investors willing to bear those losses.

For each Outcome Period, the Fund will invest in both purchased and written put and call FLEX Options that reference the Underlying ETF. Because the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options impact the correlation between the Fund's NAV and the price of the Underlying ETF.

General Information about FLEX Options

FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation ("OCC"). The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the "buyer for every seller and the seller for every buyer," with the goal of protecting clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events, as more fully described in the Fund's Statement of Additional Information. Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and subject to the risk that the OCC may fail to perform the settlement of the FLEX Options due to bankruptcy or other adverse reasons. The FLEX Options that the Fund will hold that reference the Underlying ETF will give the Fund the right or the obligation to either receive or deliver shares of the Underlying ETF, or the right or the obligation to either receive or deliver a cash payment on the option expiration date based upon the difference between the Underlying ETF's value and a strike price, depending on whether the option is a put or call option and whether the Fund purchases or sells the option. The FLEX Options held by the Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date. The Fund will generally, under normal conditions, hold FLEX Options for each Outcome Period. The Fund will purchase call options (giving the Fund the right to receive shares of the Underlying ETF or a cash payment) and put options (giving the Fund the right to deliver shares of the Underlying ETF or a cash payment), while simultaneously selling (i.e., writing) call options (giving the Fund the obligation to deliver shares of the Underlying ETF or a cash payment). The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the Fund expects the FLEX Options to be fully covered and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchanges on which the FLEX Options are listed do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts but may charge transaction fees. Each of the FLEX Options purchased and sold throughout the Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Outcome Period. On the Flex Options expiration date, the Fund intends to sell the Flex Options prior to their expiration or cash-settle the Flex Options and use the resulting proceeds to purchase new Flex Options for the next Outcome Period.

The Underlying ETF

The Underlying ETF is an exchange-traded unit investment trust that uses a replication strategy, meaning it invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC ("PDR") serves as the Underlying ETF's sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the S&P 500® Index (the "Index"). See below for a description of the

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Calamos S&P 500® Structured Alt Protection ETF® — March

Underlying ETF's principal investment strategies and risks. You can find the Underlying ETF's prospectus and other information about the ETF, including the statement of additional information and most recent reports to shareholders, online at https://www.ssga.com/us/en/intermediary/etfs/spdr-sp-500-etf-trust-spy.

The summary information below regarding the Underlying ETF comes from its filings with the SEC. You are urged to refer to the SEC filings made by the Underlying ETF and to other publicly available information (e.g., the ETF's annual reports) to obtain an understanding of the ETF's business and financial prospects. The following description of the Underlying ETF's principal investment strategies was taken directly from the Underlying ETF's prospectus, dated January 27, 2025 ("SPY" refers to the Underlying ETF; other defined terms have been modified).

"SPY seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index (the "Portfolio"), with the weight of each stock in SPY's Portfolio substantially corresponding to the weight of such stock in the Index. In SPY's prospectus, the term "Portfolio Securities" refers to the common stocks that are actually held by SPY and make up SPY's Portfolio, while the term "Index Securities" refers to the common stocks that are included in the Index, as determined by the index provider, S&P Dow Jones Indices LLC ("S&P"). At any time, SPY's Portfolio will consist of as many of the Index Securities as is practicable. To maintain the correspondence between the composition and weightings of Portfolio Securities and Index Securities, State Street Global Advisors Trust Company (the "Trustee") or its parent company, State Street Bank and Trust Company ("SSBT") adjusts SPY's Portfolio from time to time to conform to periodic changes made by S&P to the identity and/or relative weightings of Index Securities in the Index. SPY's Trustee or SSBT aggregates certain of these adjustments and makes changes to SPY's Portfolio at least monthly, or more frequently in the case of significant changes to the Index. SPY may pay transaction costs, such as brokerage commissions, when it buys and sells securities (or "turns over" its Portfolio). Such transaction costs may be higher if there are significant rebalancings of Index Securities in the Index, which may also result in higher taxes when SPY's units are held in a taxable account. These costs, which are not reflected in SPY's estimated annual Trust ordinary operating expenses, affect SPY's performance. During the most recent fiscal year, SPY's portfolio turnover rate was 3% of the average value of its portfolio. SPY's portfolio turnover rate does not include securities received or delivered from processing creations or redemptions of SPY's units. Portfolio turnover will be a function of changes to the Index as well as requirements of SPY's trust agreement. ... Although SPY may fail to own certain Index Securities at any particular time, SPY generally will be substantially invested in Index Securities, which should result in a close correspondence between the performance of the Index and the performance of SPY. ... SPY does not hold or trade futures or swaps and is not a commodity pool. The Index includes five hundred (500) selected companies, all of which are listed on national stock exchanges and spans a broad range of major industries. ... Since 1968, the Index has been a component of the U.S. Commerce Department's list of Leading Indicators that track key sectors of the U.S. economy. Current information regarding the market value of the Index is available from market information services. The Index is determined, comprised and calculated without regard to SPY."

As of November 11, 2025, the Underlying ETF had significant investments in information technology companies.

Subsequent Outcome Periods

The Fund will alert existing shareholders to the new Cap at the beginning of each new Outcome Period in the following manner:

1.  Approximately one week prior to the end of the current Outcome Period, the Fund will make a sticker filing that will alert existing shareholders that the Outcome Period is approaching its conclusion and disclose the anticipated Cap range for the next Outcome Period. This filing will be mailed to existing shareholders.

2.  Following the close of business on the last day of the Outcome Period, the Fund will make a sticker filing that discloses the Fund's Cap for the next Outcome Period. This filing will be mailed to existing shareholders.

3.  On the first day of the new Outcome Period, the Fund will file a full prospectus that incorporates the sticker filing from the previous evening which replaces the Caps/dates associated with the previous Outcome Period with the Caps/dates associated with the new Outcome Period. Correspondingly, the Fund will file a revised summary prospectus that reflects such changes.

The information referenced above will also be available on the Fund's website at www.calamos.com.

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Calamos S&P 500® Structured Alt Protection ETF® — March

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. You should not consider investing in the Fund if your investment objective differs from the Fund's investment objective or if you are not willing to accept the principal risks associated with an investment in the Fund. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a "principal risk" of investing in the Fund, regardless of the order in which it appears. The principal risks of investing in the Fund include:

•  Authorized Participant Concentration Risk — Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs, such as the Fund, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

•  Cap Change Risk — A new Cap is established at the beginning of each Outcome Period and is dependent on prevailing market conditions at the time the Cap is established. As such, the Cap may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods. Investors should monitor the changes in the Cap for each Outcome Period, information for which will be made available pursuant to the procedure outlined in the Fund's prospectus.

•  Capital Protection Risk — There can be no guarantee that the Fund will be successful in its strategy to provide protection against 100% of Underlying ETF losses if the Underlying ETF's share price decreases over the duration of the Outcome Period. The Fund's strategy seeks to deliver returns that match those of the Underlying ETF (up to the Cap), while limiting downside losses, if Fund Shares are held at the time at which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Fund Shares after the FLEX Options were entered into or sells Fund Shares prior to the expiration of the FLEX Options, the Capital Protection that the Fund seeks to provide may not be available. If the Outcome Period has begun and the Underlying ETF has increased in value, the Capital Protection will not protect any decreases in the value of the Underlying ETF to the extent of such appreciation, and therefore an investor may experience losses from this appreciated value until the Fund reaches its original NAV from the commencement of the Outcome Period. Similarly, if an investor purchases Fund Shares after the commencement of the Outcome period and the Underlying ETF has increased in value, an investor purchasing Shares at that point will not benefit from the Capital Protection until the Underlying ETF's value decreases to its original value at the commencement of the Outcome Period. Accordingly, such investor will not receive the protection that the Fund seeks to provide until the Fund experiences losses that return it to its value at the commencement of the Outcome Period. If the FLEX Options (and therefore the Capital Protection) do not perform as expected, an investor may experience significant losses on its investment, including the loss of its entire investment.

•  Capped Upside Risk — The Fund's strategy seeks to provide returns that are subject to the Cap. In the event that the Underlying ETF experiences gains in excess of the Cap for the Outcome Period, the Fund will not participate in, and will underperform the Underlying ETF to the extent of, those gains beyond the Cap. The Fund's strategy seeks to deliver returns that match those of the Underlying ETF (up to the Cap), while protecting against the entirety of downside losses of the Underlying ETF, if Fund Shares are held at the time at which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Fund Shares after the FLEX Options were entered into, there may be little or no ability for that investor to experience an investment gain on their Fund Shares (and such investor may be subjected to potential losses between that Fund Share price and the Fund's

CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® — MARCH
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Calamos S&P 500® Structured Alt Protection ETF® — March

NAV at the commencement of the Outcome Period). Further, because the FLEX Options are designed to produce returns that match the price return of the Underlying ETF (subject to the Cap) on the last day of the Outcome Period, if an investor sells Fund Shares prior to the expiration date of the FLEX Options such investor may sell at a point where the Fund's performance does not match the performance of the Underlying ETF over the Outcome Period, and therefore may sell at a point where the Fund has underperformed the Underlying ETF.

•  Cash Holdings Risk — To the extent the Fund holds cash positions, the Fund risks achieving lower returns and potential lost opportunities to participate in market appreciation which could negatively impact the Fund's performance and ability to achieve its investment objective.

•  Clearing Member Default Risk — Transactions in some types of derivatives, including FLEX Options, are required to be centrally cleared ("cleared derivatives"). In a transaction involving cleared derivatives, the Fund's counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house ("clearing members") can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member's individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its FLEX Options may, in certain circumstances, be used to satisfy losses of other clients of the Fund's clearing member. In addition, although clearing members guarantee performance of their clients' obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member's bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund's behalf, which heightens the risks associated with a clearing member's default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund's ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund's behalf, the Fund may be unable to effectively implement its investment strategy.

•  Correlation Risk — The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods, consistent with the Fund's valuation policy. Because a component of the FLEX option's value will be affected by, among other things, changes in the Underlying ETF's share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF's share price and the remaining time until the FLEX Options expire, the value of the Fund's FLEX Options positions is not anticipated to increase or decrease at the same rate as the Underlying ETF's share price, and it is possible they may move in different directions, and as a result, the Fund's NAV may not increase or decrease at the same rate as the Underlying ETF's share price. The Fund's strategy is designed to produce the outcomes upon the expiration of the FLEX Options on the last business day of the Outcome Period, and it should not be expected that the outcomes will be provided at any point other than the end of the Outcome Period.

•  Costs of Buying and Selling Fund Shares — Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

•  Derivatives Risk — Derivatives are instruments, such as options, futures and forward foreign currency contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. In addition, derivative instruments are subject to counterparty risk, meaning that the party with whom the Fund enters into a derivative transaction may experience a significant credit event and/or may be

PROSPECTUS | November 28, 2025
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Calamos S&P 500® Structured Alt Protection ETF® — March

unwilling or unable to make timely settlement payments or otherwise honor its obligations. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.

•  Equity Securities Risk — The securities markets are volatile, and the market prices of the Underlying ETF's securities may decline generally. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. If the market prices of the securities owned by the Underlying ETF fall, the value of your investment in the Fund will decline.

•  FLEX Options Risk — The Fund may invest in FLEX Options issued and guaranteed for settlement by The Options Clearing Corporation ("OCC"). FLEX Options are customized option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be illiquid, and in such cases, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options and changing volatility levels of the reference asset. In connection with the creation and redemption of Fund Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Fund at prices that reflect the market price of the Fund Shares, the Fund's NAV and, in turn the share price of the Fund, could be negatively impacted. The Fund may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless.

•  Investment Timing Risk — An investor who purchases Fund Shares other than on the first day of the options package and/or sells Fund Shares before the options package expires may not experience the 100% downside protection or upside participation in the Underlying ETF. The Fund's downside protection and upside participation of the Underlying ETF may only be available for investors who hold Fund Shares throughout the complete term of the options package. An investor can expect their Fund Shares to move generally in the same direction as the Underlying ETF during the one-year options package. However, Fund Shares may not experience the same price movement as the price movement of the Underlying ETF. During the duration of the option package, there may be periods of significant disparity between the Fund's NAV and the Underlying ETF's price performance. For example, if an investor purchases Fund Shares during an options package period at a time when the Underlying ETF's share price has increased from its price at the beginning of the options package period, the investor may not be 100% protected against Underlying ETF downside losses. In addition, if an investor purchases Fund Shares during an options package period at a time when the Underlying ETF's share price has increased from its price at the beginning of the options package period, that investor's cap will essentially be decreased from the stated Cap by the amount of the increase in the Underlying ETF's value.

•  Large-Capitalization Investing Risk — Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks. In addition, larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer preferences. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•  Liquidity Risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® — MARCH
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Calamos S&P 500® Structured Alt Protection ETF® — March

•  Liquidity Risk — FLEX Options — In the event that trading in the underlying FLEX Options is limited or absent, the value of the Fund's FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities, including certain non-customized option contracts. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. Additionally, the liquidation of a large number of FLEX Options may more significantly impact the price in a less liquid market. Further, the Fund requires a sufficient number of participants to facilitate the purchase and sale of options on an exchange to provide liquidity to the Fund for its FLEX Option positions. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

•  Market Maker Risk — If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund's net asset value and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of the Fund Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund's portfolio securities and the Fund's market price. This reduced effectiveness could result in Fund Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Fund Shares.

•  Market Risk — The risk that the securities markets will increase or decrease in value is considered market risk and applies to any security. If there is a general decline in the stock or fixed-income market, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests.

•  New Fund Risk — The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

•  Non-Diversification Risk — The Fund is classified as "non-diversified" under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code").

•  Options Risk — The Fund's ability to close out its position as a purchaser or seller of an over-the-counter or exchange-listed put or call option is dependent, in part, upon the liquidity of the options market. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Fund's ability to utilize options successfully will depend on the ability of the Fund's investment adviser to predict pertinent market movements, which cannot be assured. The Fund may also purchase or write over-the-counter put or call options, which involves risks different from, and possibly greater than, the risks associated with exchange-listed put or call options. Over-the-counter put or call options may expose the Fund to the risk that a counterparty may be unable or unwilling to perform according to a contract, and that any deterioration in a counterparty's creditworthiness could adversely affect the instrument. In addition, the Fund may be exposed to a risk that losses may exceed the amount originally invested.

•  Premium-Discount Risk — Fund Shares may trade above or below their NAV. The market prices of Fund Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Fund Shares on the Exchange. The trading price of Fund Shares may deviate significantly from NAV during periods of market volatility.

•  Secondary Market Trading Risk — Investors buying or selling Fund Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund Shares. Although the Fund Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Fund Shares on the Exchange may be halted.

•  Sector Risk — To the extent the Underlying ETF invests a significant portion of its assets in a particular sector, a greater portion of the Fund's performance may be affected by the general business and economic conditions affecting that sector. Each sector may share economic risk with the broader market, however there may be economic risks specific to

PROSPECTUS | November 28, 2025
11

Calamos S&P 500® Structured Alt Protection ETF® — March

each sector. As a result, returns from those sectors may trail returns from the overall stock market, and it is possible that the Underlying ETF may underperform the broader market.

•  Tax Risk — The Fund intends to elect and to qualify each year to be treated as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The federal income tax treatment of the securities in which the Fund may invest, including the Fund's option strategy, may not be clear or may be subject to recharacterization by the Internal Revenue Service. It could be more difficult to comply with the tax requirements applicable to RICs if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the Internal Revenue Service. Any such failure to comply with the rules applicable to RICs could cause the Fund to fail to qualify as such. To qualify and maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published Internal Revenue Service guidance or case law on how to determine the "issuer" of certain derivatives that the Fund will enter into. Based upon the language in the legislative history, the Fund intends to treat the issuer of an equity option as the referenced asset and to treat any income it may derive from an equity option as "qualifying income" under the provisions of the Code applicable to RICs. In the case of FLEX Options, assuming the referenced asset qualifies as a RIC, treating the issuer as the referenced asset would allow the Fund to count the FLEX Options as automatically diversified investments under the RIC diversification requirements. If the income is not qualifying income or the issuer of equity options, including FLEX Options, is not appropriately the referenced asset, the Fund may not qualify, or may be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund's taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

The Fund's investments in offsetting positions with respect to the Underlying ETF may affect the character of gains or losses realized by the Fund under the Code's "straddle" rules and may increase the amount of short-term capital gain realized by the Fund. Certain options the Fund holds may not qualify as "Section 1256 contracts" under Section 1256 of the Code, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

Offsetting FLEX Options are held by a single person, the IRS may take the position that the FLEX Options, viewed together, should be treated as a single debt instrument for federal tax purposes. The result of such a position would be that the Fund would fail the RIC diversification tests, causing the RIC to be taxed as a C corporation, unless certain cure rights based upon reasonable cause may apply. The Fund has obtained an opinion of tax counsel that the FLEX Options should not be collapsed into a single instrument. However, such an opinion is not binding upon the IRS or the courts.

•  Trading Issues Risk — Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange's "circuit breaker" rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund's assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.

•  Underlying ETF Risk — The Fund invests in FLEX Options that reference an ETF, which subjects the Fund to certain of the risks of owning shares of an ETF as well as the types of instruments in which the Underlying ETF invests. The value of an ETF will fluctuate over time based on fluctuations in the values of the securities held by the ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. In addition, ETFs are subject to absence of an active market risk, premium/discount risk, tracking error risk and trading issues risk. Brokerage, tax and other expenses may negatively impact the performance of the Underlying ETF and, in turn, the value of the Fund's shares. An ETF that tracks an index may not exactly match the performance of the index due to cash drag, differences between the portfolio of the ETF and the components of the index, expenses and other factors.

CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® — MARCH
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Calamos S&P 500® Structured Alt Protection ETF® — March

•  Valuation Risk — During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options may become more difficult. In market environments where there is reduced availability of reliable objective pricing data, the judgment of the Fund's investment adviser in determining the fair value of the security may play a greater role. While such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.

Fund Performance

The Fund commenced operations on March 3, 2025, and thus does not yet have annual returns for a full calendar year. Accordingly, performance data is not included. Performance information is available at no cost by visiting www.calamos.com. Past performance (before and after taxes) is not an indication of future performance.

Investment Adviser

Calamos Advisors LLC ("Calamos Advisors" or the "Adviser")

Portfolio Managers

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH ADVISER
David O'Donohue	Since March 2025	SVP, Sr. Co-Portfolio Manager
Jimmy Young	Since March 2025	SVP, Co-Portfolio Manager
Eli Pars	Since March 2025	SVP, Sr. Co-Portfolio Manager
Jason Hill	Since March 2025	SVP, Sr. Co-Portfolio Manager
Anthony Vecchiolla	Since March 2025	VP, Co-Portfolio Manager
Jordan Rosenfeld	Since November 2025	VP, Co-Portfolio Manager

PROSPECTUS | November 28, 2025
13

Other Important Information Regarding Fund Shares

Portfolio Holdings. The Fund's portfolio holdings are disclosed on its website daily after the close of trading on the Exchange and prior to the opening of trading on the Exchange the following day. A description of the Fund's policies and procedures with respect to the disclosure of such Fund's portfolio holdings is available in the Fund's Statement of Additional Information ("SAI").

Premium/Discount Information. Information about the premiums and discounts at which the Fund's Shares have traded will be available at www.calamos.com.

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as "Creation Units." Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at net asset value ("NAV"), Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the "bid-ask spread"). Recent information regarding the Fund's NAV, market price, premiums and discounts, and bid-ask spreads is available at https://www.calamos.com/.

Tax Information

Net investment income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute net investment income and capital gains, if any, at least annually.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), such Fund and its related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® — MARCH
14

Additional Information About Investment Strategies and Related Risks

The Fund's investment objective and each of the policies described herein are non-fundamental policies that may be changed by the Board of Trustees of the Trust (the "Board") without shareholder approval. The Fund may liquidate and terminate at any time without shareholder approval.

What are the investment objectives and principal strategies for the Fund?

The Fund is an actively managed exchange-traded fund ("ETF") that is designed to provide investors with the opportunity to benefit from increases in the Underlying ETF's share price up to the stated cap over a specified period of time of approximately one-year (the "Outcome Period"), while providing protection against decreases in the Underlying ETF's share price over the same Outcome Period (before taking fees and expenses into account).

Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange Options ("FLEX Options") that reference the price performance of the SPDR® S&P 500® ETF Trust (the "Underlying ETF"). FLEX Options are customized equity or index option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates.

The Underlying ETF is an exchange-traded unit investment trust that uses a replication strategy, meaning it invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC ("PDR") serves as the Underlying ETF's sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the S&P 500® Index. The Fund's performance does not reflect the payment of dividends by the Underlying ETF. See "The Underlying ETF" for more information.

The returns an investor will receive from an investment in the Fund have characteristics that are distinct from many other investment vehicles, including the Underlying ETF. It is important that you understand these characteristics before making an investment in the Fund.

The Fund uses FLEX Options to employ a capital protected target outcome strategy. Target outcome strategies seek to produce pre-determined investment outcomes based upon the performance of an underlying security or index. The pre-determined outcomes sought by the Fund, which include capital protection to absorb 100% of losses (before fees and expenses) in the Underlying ETF (the "Capital Protection") and upside participation to a stated cap of 7.63% (before fees and expenses) (the "Cap"), are based on the price performance of the Underlying ETF over an approximate one-year period (the "Outcome Period").

The outcomes the Fund seeks for investors that hold Fund Shares for an entire Outcome Period are as follows, though there can be no guarantee these results will be achieved:

•  If the Underlying ETF appreciates over the Outcome Period, the combination of FLEX Options held by the Fund seeks to provide upside participation matching that of the Underlying ETF, up to a Cap that is determined at the start of the Outcome Period.

•  If the Underlying ETF decreases over the Outcome Period, the combination of FLEX Options held by the Fund seeks to provide protection against 100% of Underlying ETF losses, prior to taking into account the Fund's fees and expenses.

The Fund does not seek to provide capital protection against 100% of losses (before fees and expenses) of the Underlying ETF as of any time other than the end of the Outcome Period.

For the Outcome Period beginning on March 1, 2025 through February 28, 2026, the Cap is 7.63% and the Capital Protection is 100%. When the Fund's fees and expenses are taken into account, the Cap is 6.94% and the Capital Protection is 99.31%. The Cap and Capital Protection will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee.

The current Outcome Period is from March 1, 2025 through February 28, 2026. The Fund will not terminate after the conclusion of the Outcome Period. After the conclusion of the Outcome Period, another will begin. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the

PROSPECTUS | November 28, 2025
15

Additional Information About Investment Strategies and Related Risks

new Outcome Period. This means that the Cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The capital protection will remain the same for each Outcome Period. The Capital Protection and Cap, and the Fund's value relative to each, should be considered before investing in the Fund. The Fund will be perpetually offered and not terminate after the current or any subsequent Outcome Period. Approximately one week prior to the end of an Outcome Period, the Fund's website will be updated to alert existing shareholders that the Outcome Period is approaching its conclusion and will disclose the anticipated Cap range for the next Outcome Period. See "Subsequent Outcome Periods" for more information.

Upon conclusion of the Outcome Period, the Fund will receive the cash value of all the FLEX Options it held for that Outcome Period. It will then invest in a new series of FLEX Options with an expiration date of approximately one year in the future, and a new Outcome Period will begin. Each FLEX Option's value is ultimately derived from the performance of the Underlying ETF's share price during that time. As the terms of the FLEX Options do not change during an Outcome Period, the outcomes, including the Cap and 100% Capital Protection discussed below, will be measured to the Fund's net asset value ("NAV") on the first day of the Outcome Period.

The stated Cap and Capital Protection may only be realized by investors who continuously hold Fund Shares from the commencement of an Outcome Period until its conclusion. An investor who purchases Fund Shares other than on the first day of an Outcome Period and/or sells Fund Shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. While the Cap and Capital Protection provide the intended outcomes only for investors that hold their Fund Shares throughout the complete term of the Outcome Period, an investor can expect the value of their Fund Shares to generally move in the same direction as the Underlying ETF during the Outcome Period. If investors buy or sell on a date other than the start or end date of the Outcome Period, their returns will be different and they may incur losses in excess of the Capital Protection level (i.e., losses exceeding 0%) and they may not experience gains up to the Cap. See "Capital Protection and Cap" for more information.

The Fund's website, www.calamos.com, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Outcome Period, including the Fund's value relative to the Cap and Capital Protection. Before purchasing Fund Shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund Shares on a particular day and held through the end of the Outcome Period.

The Fund's investment objective is not a fundamental policy and therefore may be changed by the Board without shareholder approval.

The Fund seeks to generate returns that match the Underlying ETF, up to the Cap (discussed in detail below), while limiting downside losses. The hypothetical illustrations provided below are designed to illustrate the outcomes that the Fund seeks to provide for investors who hold Fund Shares for the entirety of the Outcome Period. The hypothetical examples set forth below do not represent the performance of the Fund and investors should not rely on the hypothetical examples shown below as an indication of the actual or future performance of the Fund. There is no guarantee that the Fund will be successful in its attempt to provide the target outcomes for an Outcome Period. The returns that the Fund seeks to provide do not include the costs associated with purchasing Fund Shares and certain expenses incurred by the Fund. In the payoff profile illustration, the dotted line represents the Underlying ETF's performance, and the solid line represents the return profile gross of fees and expenses sought by the Fund in relation to the Underlying ETF's indicated performance. The bar chart below represents the Fund's hypothetical intended return profile based upon the performance of the Underlying ETF.

CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® — MARCH
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Additional Information About Investment Strategies and Related Risks

Explanation of diagram:

1.  Calamos S&P 500® Structured Alt Protection ETF® — March Participation Layer: The dotted grey line represents the first layer, which involves purchasing a near zero-strike (i.e., deep in-the-money) call on the reference asset, at a pre-determined strike to provide full participation to the price return of the underlying reference asset. In other words, the full price participation provided by this layer provides potential gains and losses that are tantamount to that of owning the underlying reference asset outright, except that this layer does not participate in the dividend yield of the underlying reference asset.

2.  Capital Protection Layer: The solid grey line represents the second layer, which involves purchasing an at-the-money put option, which produces protection equal to 100% of losses (before fees and expenses) of the price return of the reference asset, over the Outcome Period.

3.  Upside Participation Layer (the "Cap"): The solid black line illustrates the final layer, which involves selling an out-of-the-money call, thereby creating the upside cap. The strike price at which the call is sold is determined so that the combined net options purchase price is approximately equal to the underlying asset's current value. The cost of this layer is a credit equal to the price that would make the total package "no-cost" or fully financed.

PROSPECTUS | November 28, 2025
17

Additional Information About Investment Strategies and Related Risks

The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act").

Capital Protection and Cap

The Fund seeks to provide capital protection to absorb 100% of losses (before fees and expenses) of the Underlying ETF at the end of each Outcome Period. When the Fund's management fees are taken into account, the Capital Protection level is reduced to 99.31%. The Capital Protection level will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. If the Fund is required to increase its holdings of cash during the Outcome Period to pay fees and expenses incurred by the Fund, the Capital Protection level may be further reduced. The Fund does not seek to provide capital protection against 100% of losses (before fees and expenses) of the Underlying ETF as of any time other than the end of the Outcome Period.

During the Outcome Period, there may be periods of significant disparity between the Fund's NAV and the Underlying ETF's price performance. As the Underlying ETF price and the Fund's Net Asset Value ("NAV") change over the Outcome Period, an investor acquiring Fund Shares after the start of the Outcome Period will likely have a different return potential than an investor who purchased Fund Shares at the start of the Outcome Period. This is because while the Cap and Capital Protection for the Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of an Outcome Period and remain constant throughout the Outcome Period, an investor purchasing Fund Shares at market value during the Outcome Period likely purchased Fund Shares at a price that is different from the Fund's NAV at the start of the Outcome Period (i.e., the NAV that the Cap and Capital Protection reference). For example, if an investor purchases Fund Shares during an Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Outcome Period (the "Initial Fund Value"), that investor's Cap will essentially be decreased by the amount of the increase in the Underlying ETF's value, and the capital protection will not set in until the Fund's NAV returns to its Initial Fund Value (i.e., a shareholder must experience losses prior to gaining the protection offered by the Fund's Capital Protection because the Fund must first decrease in value to its Initial Fund Value for the Outcome Period before subsequent losses will be protected by the Capital Protection). Conversely, if an investor purchases Fund Shares during an Outcome Period at a time when the Underlying ETF has decreased in value, the Fund's NAV may dip below the Initial Fund Value. However, in this scenario, that investor's potential gain could be larger than the Fund's Cap for the Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Outcome Period through the date the investor purchased its Fund Shares plus any additional gains between the Initial Fund Value and the Cap. There is no guarantee that the Fund will recover such value or experience such gains. The Cap and capital protection relative to the Initial Fund Value, however, will not change over the Outcome Period.

CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® — MARCH
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Additional Information About Investment Strategies and Related Risks

While the Fund seeks to provide 100% protection against losses experienced by the Underlying ETF (before fees and expenses) for shareholders who hold Fund Shares for an entire Outcome Period, there is no guarantee it will successfully do so. If the Fund's NAV has increased significantly, a shareholder that purchases Fund Shares after the first day of an Outcome Period could lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear those losses. There is no guarantee the capital protection and cap will be successful and a shareholder investing at the beginning of an Outcome Period could also lose their entire investment.

The returns of the Fund are subject to a cap for each Outcome Period, calculated (before fees and expenses) at the beginning of each Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return Cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Outcome Period. If the Underlying ETF experiences any percentage gains over the amount of the Cap, Fund shareholders will not experience those gains. Therefore, regardless of the price return of the Underlying ETF, the Cap (net of fees) is the maximum return an investor can achieve from an investment in the Fund for that Outcome Period. The Cap is set on the first day of each Outcome Period. The Cap is provided prior to taking into account annual Fund management fees of 0.69% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses (such as unexpected litigation) incurred by the Fund. The pre-determined Cap applicable to an Outcome Period will vary based on prevailing market conditions at the time that the Cap is set, including interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the FLEX Options.

The Cap level is a result of the design of the Fund's principal investment strategy. To provide the Capital Protected Target Outcome, the Fund purchases and sells a series of put and call FLEX Options on or around the last business day of the month prior to the beginning of an Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The Adviser will calculate the amount of premiums that the Fund will owe on the put options acquired to provide the Capital Protection and will then sell call FLEX Options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The Cap is the strike price of those FLEX Options the Fund is selling. The Cap, and the Fund's value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund Shares during an Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Outcome Period to a level near the Cap, an investor purchasing Fund Shares will have limited to no gain potential for the remainder of the Outcome Period (because the investor's potential gain will be limited to the difference between the Fund's NAV on the date the investor purchased the Fund Shares and the Cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which it purchased its Fund Shares and the Initial Fund Value for the Outcome Period before subsequent losses will be protected by the Capital Protection. If an investor buys Fund Shares when the price exceeds the Cap, an investor selling their shares at the end of the Outcome Period will not experience any gain regardless of the price return of the Underlying ETF. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Outcome Period, and an investor may experience returns on the Fund significantly below the Cap.

In periods of extreme market volatility or during market disruption events, the Fund's ability to offset investor losses through the use of the FLEX Options to achieve the stated Capital Protection, or provide a return up to the stated upside Cap may be impaired, resulting in an upside limit significantly below the Cap and downside protection significantly lower than full capital protection (i.e., losses greater than 0%), because the Fund may not be able to trade or exercise existing FLEX Options, or may not receive timely payment from its counterparties. An investor may lose their entire investment and an investment in the Fund is only appropriate for investors willing to bear those losses.

For each Outcome Period, the Fund will invest in both purchased and written put and call FLEX Options that reference the Underlying ETF. Because the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options impact the correlation between the Fund's NAV and the price of the Underlying ETF.

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General Information about FLEX Options

FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation ("OCC"). The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the "buyer for every seller and the seller for every buyer," with the goal of protecting clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events, as more fully described in the Fund's Statement of Additional Information. Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and subject to the risk that the OCC may fail to perform the settlement of the FLEX Options due to bankruptcy or other adverse reasons. The FLEX Options that the Fund will hold that reference the Underlying ETF will give the Fund the right or the obligation to either receive or deliver shares of the Underlying ETF, or the right or the obligation to either receive or deliver a cash payment on the option expiration date based upon the difference between the Underlying ETF's value and a strike price, depending on whether the option is a put or call option and whether the Fund purchases or sells the option. The FLEX Options held by the Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date. The Fund will generally, under normal conditions, hold FLEX Options for each Outcome Period. The Fund will purchase call options (giving the Fund the right to receive shares of the Underlying ETF or a cash payment) and put options (giving the Fund the right to deliver shares of the Underlying ETF or a cash payment), while simultaneously selling (i.e., writing) call options (giving the Fund the obligation to deliver shares of the Underlying ETF or a cash payment). The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the Fund expects the FLEX Options to be fully covered and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchanges on which the FLEX Options are listed do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts but may charge transaction fees. Each of the FLEX Options purchased and sold throughout the Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Outcome Period. On the Flex Options expiration date, the Fund intends to sell the Flex Options prior to their expiration or cash-settle the Flex Options and use the resulting proceeds to purchase new Flex Options for the next Outcome Period.

The Underlying ETF

The Underlying ETF is an exchange-traded unit investment trust that uses a replication strategy, meaning it invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC ("PDR") serves as the Underlying ETF's sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the S&P 500® Index (the "Index"). See below for a description of the Underlying ETF's principal investment strategies and risks. You can find the Underlying ETF's prospectus and other information about the ETF, including the statement of additional information and most recent reports to shareholders, online at https://us.spdrs.com/en/etf/spdr-sp-500-etf-SPY.

The summary information below regarding the Underlying ETF comes from its filings with the SEC. You are urged to refer to the SEC filings made by the Underlying ETF and to other publicly available information (e.g., the ETF's annual reports) to obtain an understanding of the ETF's business and financial prospects. The following description of the Underlying ETF's principal investment strategies was taken directly from the Underlying ETF's prospectus, dated January 27, 2025 ("SPY" refers to the Underlying ETF; other defined terms have been modified).

"SPY seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index (the "Portfolio"), with the weight of each stock in SPY's Portfolio substantially corresponding to the weight of such stock in the Index. In SPY's prospectus, the term "Portfolio Securities" refers to the common stocks that are actually held by SPY and make up SPY's Portfolio, while the term "Index Securities" refers to the common stocks that are included in the Index, as determined by the index provider, S&P Dow Jones Indices LLC ("S&P"). At any time, SPY's Portfolio will consist of as many of the Index Securities as is practicable. To maintain the correspondence between the composition and weightings of Portfolio Securities and Index Securities, State Street Global Advisors Trust Company (the "Trustee") or its parent company, State Street Bank and Trust Company ("SSBT") adjusts SPY's Portfolio from time to time to conform to periodic changes made by S&P to the identity

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and/or relative weightings of Index Securities in the Index. SPY's Trustee or SSBT aggregates certain of these adjustments and makes changes to SPY's Portfolio at least monthly, or more frequently in the case of significant changes to the Index. SPY may pay transaction costs, such as brokerage commissions, when it buys and sells securities (or "turns over" its Portfolio). Such transaction costs may be higher if there are significant rebalancings of Index Securities in the Index, which may also result in higher taxes when SPY's units are held in a taxable account. These costs, which are not reflected in SPY's estimated annual Trust ordinary operating expenses, affect SPY's performance. During the most recent fiscal year, SPY's portfolio turnover rate was 3% of the average value of its portfolio. SPY's portfolio turnover rate does not include securities received or delivered from processing creations or redemptions of SPY's units. Portfolio turnover will be a function of changes to the Index as well as requirements of SPY's trust agreement. ... Although SPY may fail to own certain Index Securities at any particular time, SPY generally will be substantially invested in Index Securities, which should result in a close correspondence between the performance of the Index and the performance of SPY. ... SPY does not hold or trade futures or swaps and is not a commodity pool... . The Index includes five hundred (500) selected companies, all of which are listed on national stock exchanges and spans a broad range of major industries. ... Since 1968, the Index has been a component of the U.S. Commerce Department's list of Leading Indicators that track key sectors of the U.S. economy. Current information regarding the market value of the Index is available from market information services. The Index is determined, comprised and calculated without regard to SPY."

As of November 11, 2025, the Underlying ETF had significant investments in information technology companies.

Subsequent Outcome Periods

The Fund will alert existing shareholders to the new Cap at the beginning of each new Outcome Period in the following manner:

1.  Approximately one week prior to the end of the current Outcome Period, the Fund will make a sticker filing that will alert existing shareholders that the Outcome Period is approaching its conclusion and disclose the anticipated Cap range for the next Outcome Period. This filing will be mailed to existing shareholders.

2.  Following the close of business on the last day of the Outcome Period, the Fund will make a sticker filing that discloses the Fund's Cap for the next Outcome Period. This filing will be mailed to existing shareholders.

3.  On the first day of the new Outcome Period, the Fund will file a full prospectus that incorporates the sticker filing from the previous evening which replaces the Caps/dates associated with the previous Outcome Period with the Caps/dates associated with the new Outcome Period. Correspondingly, the Fund will file a revised summary prospectus that reflects such changes.

The information referenced above will also be available on the Fund's website at www.calamos.com.

Changes in 80% policy

The Fund has adopted a non-fundamental operating policy that requires it, under normal circumstances, to invest at least 80% of its net assets (plus borrowings for investment purposes, if any) in investments that provide exposure to the S&P 500® Index. Although this requirement may be changed by the Board of Trustees without shareholder approval, the Fund will notify shareholders in writing at least 60 days prior to any change in its 80% policy.

Non-Principal Investments

Cash Equivalents and Short-Term Investments

The Fund may invest in securities with maturities of less than one year or cash equivalents, or it may hold cash. The percentage of the Fund invested in such holdings varies and depends on several factors, including market conditions. For temporary defensive purposes and during periods of high cash inflows or outflows, the Fund may invest part or all of its assets in these securities or it may hold cash. During such periods, the Fund may not be able to achieve its investment objective. The Fund may adopt a defensive strategy when the portfolio managers believe securities in which such Fund normally invests have elevated risks due to political or economic factors and in other extraordinary circumstances. For more information on eligible short-term investments, see the SAI.

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Illiquid Investments

The Fund may invest up to 15% of its net assets in securities and other instruments that are, at the time of investment, illiquid (determined using the Securities and Exchange Commission's standard applicable to investment companies, i.e., any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). For this purpose, illiquid investments may include, but are not limited to, certain restricted securities (securities the disposition of which is restricted under the federal securities laws), certain securities that may only be resold pursuant to Rule 144A under the Securities Act, and certain repurchase agreements, among others.

Temporary Investments

In response to market, economic, political, or other conditions, the Fund may temporarily invest for defensive purposes that are inconsistent with the Fund's principal investment strategies. If the Fund does so, different factors could affect the Fund's performance, and the Fund may not achieve its investment objective.

Risks of Investing in the Fund

This prospectus describes the risks you may face as an investor in the Fund. It is important to keep in mind that generally, investments with a higher potential reward also have a higher risk of losing money. The reverse is also commonly true: the lower the risk, the lower the potential reward. However, as you consider an investment in the Fund, you should also take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in this investment for a long period of time to ride out down periods.

As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time, and it is possible to lose money. Each risk summarized below is considered a "principal risk" of investing in the Fund, regardless of the order in which it appears.

Principal Risks

Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs, such as the Fund, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

Cap Change Risk. A new Cap is established at the beginning of each Outcome Period and is dependent on prevailing market conditions at the time the Cap is established. Expected dividends of the Underlying ETF, market interest rates, the Underlying ETF's share price relative to the FLEX Options' strike prices, and the "implied volatility" of the Underlying ETF (the expected frequency and magnitude of changes of the Underlying ETF's share price) can impact the Cap the Fund is able to establish at the beginning of each outcome period. Extremely low interest rates (e.g., 0%) may result in a significantly lower Cap. As such, the Cap may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods. Investors should monitor the changes in the Cap for each Outcome Period, information for which will be made available pursuant to the procedure outlined in the Fund's prospectus.

Capital Protection Risk. There can be no guarantee that the Fund will be successful in its strategy to provide protection against 100% of Underlying ETF losses if the Underlying ETF's share price decreases over the duration of the Outcome Period. The Fund's strategy seeks to deliver returns that match those of the Underlying ETF (up to the Cap), while limiting downside losses, if Fund Shares are held at the time at which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Fund Shares after the FLEX Options were entered into or sells Fund Shares prior to the expiration of the FLEX Options, the Capital Protection that the Fund seeks to provide may not be available. If the Outcome Period has begun and the Underlying ETF has increased in value, the Capital Protection will

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not protect any decreases in the value of the Underlying ETF to the extent of such appreciation, and therefore an investor may experience losses from this appreciated value until the Fund reaches its original NAV from the commencement of the Outcome Period. Similarly, if an investor purchases Fund Shares after the commencement of the Outcome period and the Underlying ETF has increased in value, an investor purchasing Shares at that point will not benefit from the Capital Protection until the Underlying ETF's value decreases to its original value at the commencement of the Outcome Period. Accordingly, such investor will not receive the protection that the Fund seeks to provide until the Fund experiences losses that return it to its value at the commencement of the Outcome Period. If the FLEX Options (and therefore the Capital Protection) do not perform as expected, an investor may experience significant losses on its investment, including the loss of its entire investment.

Capped Upside Risk. The Fund's strategy seeks to provide returns that are subject to the Cap. In the event that the Underlying ETF experiences gains in excess of the Cap for the Outcome Period, the Fund will not participate in, and will underperform the Underlying ETF to the extent of, those gains beyond the Cap. The Fund's strategy seeks to deliver returns that match those of the Underlying ETF (up to the Cap), while protecting against the entirety of downside losses of the Underlying ETF, if Fund Shares are held at the time at which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Fund Shares after the FLEX Options were entered into, there may be little or no ability for that investor to experience an investment gain on their Shares (and such investor may be subjected to potential losses between that Fund Share price and the Fund's NAV at the commencement of the Outcome Period). Further, because the FLEX Options are designed to produce returns that match the price return of the Underlying ETF (subject to the Cap) on the last day of the Outcome Period, if an investor sells Fund Shares prior to the expiration date of the FLEX Options such investor may sell at a point where the Fund's performance does not match the performance of the Underlying ETF over the Outcome Period, and therefore may sell at a point where the Fund has underperformed the Underlying ETF.

Cash Holdings Risk. The Fund may invest in cash and cash equivalents for indefinite periods of time when the Fund's investment adviser determines the prevailing market environment warrants doing so. When the Fund holds cash positions, it may lose opportunities to participate in market appreciation, which may result in lower returns than if the Fund had remained fully invested in the market. Furthermore, cash and cash equivalents may generate minimal or no income and could negatively impact the Fund's performance and ability to achieve its investment objective.

Clearing Member Default Risk. Transactions in some types of derivatives, including FLEX Options, are required to be centrally cleared ("cleared derivatives"). In a transaction involving cleared derivatives, the Fund's counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house ("clearing members") can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member's individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its FLEX Options may, in certain circumstances, be used to satisfy losses of other clients of the Fund's clearing member. In addition, although clearing members guarantee performance of their clients' obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member's bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund's behalf, which heightens the risks associated with a clearing member's default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund's ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund's behalf, the Fund may be unable to effectively implement its investment strategy.

Correlation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods, consistent with the Fund's valuation policy. Because a component of the FLEX option's value will be affected by, among other things, changes in the Underlying ETF's share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF's share price and the remaining time until the FLEX Options expire, the value of the

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Fund's FLEX Options positions is not anticipated to increase or decrease at the same rate as the Underlying ETF's share price, and it is possible they may move in different directions, and as a result, the Fund's NAV may not increase or decrease at the same rate as the Underlying ETF's share price. The Fund's strategy is designed to produce the outcomes upon the expiration of the FLEX Options on the last business day of the Outcome Period, and it should not be expected that the outcomes will be provided at any point other than the end of the Outcome Period.

Costs of Buying and Selling Fund Shares. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

Derivatives Risk. Derivatives are instruments, such as futures and forward foreign currency contracts, whose value is derived from that of other assets, rates or indices. Derivatives may be more volatile than other investments and may magnify the Fund's gains or losses. Successful use of derivatives depends upon the level to which prices of the underlying assets correlate with price movements in the derivatives the Fund buys or sells. The Fund could be negatively affected if the change in market value of its securities fails to correlate with the value of derivatives it purchased or sold. The potential lack of a liquid market for a derivative may prevent the Fund from closing its derivatives positions to limit losses or realize profits. Derivatives may be purchased for a fraction of their value and small price movements may result in an immediate and substantial loss to the Fund. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. In addition, derivative instruments are subject to counterparty risk, meaning that the party with whom the Fund enters into the derivatives transaction (e.g., the clearinghouse or the broker holding the Fund's position for a futures contract or the counterparty for a forward contract) may experience a significant credit event and/or may be unwilling or unable to make timely settlement payments or otherwise honor its obligations. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.

Equity Securities Risk. Equity investments are subject to greater fluctuations in market value than other asset classes as a result of such factors as a company's business performance, investor perceptions, stock market trends and general economic conditions.

FLEX Options Risk. Trading FLEX Options involves risks different from, or possibly greater than, the risks associated with investing directly in securities. The Fund may not experience substantial upside participation from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund's FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund Shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund's FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund's Shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection may impact the value of the Fund and whether the Fund can satisfy its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment. The trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.

The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The FLEX Options are also subject to correlation risk, meaning the value of the FLEX Options does not increase or decrease at the same rate as the Underlying ETF (although they generally move in the same direction) or its underlying

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securities. The value of the FLEX Options prior to the expiration date may vary because of factors other than the value of the Underlying ETF, such as interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, a change in the actual and perceived volatility of the stock market and the Underlying ETF and the remaining time to expiration. FLEX Option prices may also be highly volatile and may fluctuate substantially during a short period of time. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options becomes more difficult and the judgment of the Fund's investment adviser (employing the fair value procedures approved by the Board of Trustees of the Trust) may play a greater role in the valuation of the Fund's holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value. Under those circumstances, the value of the FLEX Options will require more reliance on the investment adviser's judgment than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value paid for shares of the Fund.

Investment Timing Risk. An investor who purchases Fund Shares other than on the first day of the options package and/or sells Fund Shares before the options package expires may not experience the 100% downside protection or upside participation in the Underlying ETF. The Fund's downside protection and upside participation of the Underlying ETF may only be available for investors who hold Fund Shares throughout the complete term of the options package. An investor can expect their Fund Shares to move generally in the same direction as the Underlying ETF during the one-year options package. However, Fund Shares may not experience the same price movement as the price movement of the Underlying ETF. During the duration of the option package, there may be periods of significant disparity between the Fund's NAV and the Underlying ETF's price performance. For example, if an investor purchases Fund Shares during an options package period at a time when the Underlying ETF's share price has increased from its price at the beginning of the options package period, the investor may not be 100% protected against Underlying ETF downside losses. In addition, if an investor purchases Fund Shares during an options package period at a time when the Underlying ETF's share price has increased from its price at the beginning of the options package period, that investor's cap will essentially be decreased from the stated Cap by the amount of the increase in the Underlying ETF's value.

Large-Capitalization Investing Risk. Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks. In addition, larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer preferences. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

Liquidity Risk — FLEX Options. In the event that trading in the underlying FLEX Options is limited or absent, the value of the Fund's FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities, including certain non-customized option contracts. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. Additionally, the liquidation of a large number of FLEX Options may more significantly impact the price in a less liquid market. Further, the Fund requires a sufficient number of participants to facilitate the purchase and sale of options on an exchange to provide liquidity to the Fund for its FLEX Option positions. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund's net asset value and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of the Fund Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times

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of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund's portfolio securities and the Fund's market price. This reduced effectiveness could result in Fund Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Fund Shares.

Market Risk. The risk that the securities markets will increase or decrease in value is considered market risk and applies to any security. If there is a general decline in the stock or fixed-income market, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests.

New Fund Risk. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

Non-Diversification Risk. The Fund is classified as "non-diversified" under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Options Risk. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Fund's ability to utilize options successfully will depend on Calamos Advisors' ability to predict pertinent market movements, which cannot be assured.

The Fund's ability to close out its position as a purchaser or seller of an Options Clearing Corporation or exchange-listed put or call option is dependent, in part, upon the liquidity of the options market. If the Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option to realize any profit or the option would expire and become worthless. If the Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security until the option expired. As the writer of a covered call option on a security, the Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call. The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets until the next trading day.

Unless the parties provide for it, there is no central clearing or guaranty function in an over-the-counter option. As a result, if the counterparty fails to make or take delivery of the security or other instrument underlying an over-the-counter option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such counterparty or any guarantor or credit enhancement of the counterparty's credit to determine the likelihood that the terms of the over-the-counter option will be satisfied.

The Fund may also purchase or write over-the-counter put or call options, which involves risks different from, and possibly greater than, the risks associated with exchange-listed put or call options. In some instances, over-the-counter put or call options may expose the Fund to the risk that a counterparty may be unable or unwilling to perform according to a contract, and that any deterioration in a counterparty's creditworthiness could adversely affect the instrument. In addition, the Fund may be exposed to a risk that losses may exceed the amount originally invested.

Premium-Discount Risk. The Fund's Shares may trade above or below their NAV. The market prices of Fund Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Fund Shares on the Exchange. The trading price of Fund Shares may deviate significantly from NAV during periods of market volatility.

Secondary Market Trading Risk. Investors buying or selling Fund Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund Shares. Although the Fund's Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Fund Shares on the Exchange may be halted.

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Additional Information About Investment Strategies and Related Risks

Sector Risk. To the extent the Underlying ETF invests a significant portion of its assets in a particular sector, a greater portion of the Fund's performance may be affected by the general business and economic conditions affecting that sector. Each sector may share economic risk with the broader market, however there may be economic risks specific to each sector. As a result, returns from those sectors may trail returns from the overall stock market and it is possible that the Underlying ETF may underperform the broader market.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The federal income tax treatment of the securities in which the Fund may invest, including the Fund's option strategy, may not be clear or may be subject to recharacterization by the Internal Revenue Service. It could be more difficult to comply with the tax requirements applicable to RICs if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the Internal Revenue Service. Any such failure to comply with the rules applicable to RICs could cause the Fund to fail to qualify as such. To qualify and maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published Internal Revenue Service guidance or case law on how to determine the "issuer" of certain derivatives that the Fund will enter into. Based upon the language in the legislative history, the Fund intends to treat the issuer of an equity option as the referenced asset and to treat any income it may derive from an equity option as "qualifying income" under the provisions of the Code applicable to RICs. In the case of FLEX Options, assuming the referenced asset qualifies as a RIC, treating the issuer as the referenced asset would allow the Fund to count the FLEX Options as automatically diversified investments under the RIC diversification requirements. If the income is not qualifying income or the issuer of equity options, including FLEX Options, is not appropriately the referenced asset, the Fund may not qualify, or may be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund's taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

The Fund's investments in offsetting positions with respect to the Underlying ETF may affect the character of gains or losses realized by the Fund under the Code's "straddle" rules and may increase the amount of short-term capital gain realized by the Fund. Certain options the Fund holds may not qualify as "Section 1256 contracts" under Section 1256 of the Code, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

There is a risk that if the offsetting FLEX Options are held by a single person that the IRS may take the position that the FLEX Options, viewed together, should be treated as a single debt instrument for federal tax purposes. The result of such a position would be that the Fund would fail the RIC diversification tests causing the RIC to be taxed as a C corporation, unless certain cure rights based upon reasonable cause may apply. The Fund has obtained an opinion of tax counsel that the FLEX Options should not be collapsed into a single instrument. However, such an opinion is not binding upon the IRS or the courts.

Trading Issues Risk. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange's "circuit breaker" rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund's assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.

Underlying ETF Risk. The Fund invests in FLEX Options that reference an ETF, which subjects the Fund to certain of the risks of owning shares of an ETF as well as the types of instruments in which the Underlying ETF invests. The value of an ETF will fluctuate over time based on fluctuations in the values of the securities held by the ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. In addition, ETFs are subject to absence of an active market risk, premium/discount risk, tracking error risk and trading issues risk. Brokerage, tax and other expenses may negatively impact the performance of the Underlying ETF and, in turn, the value of the Fund's shares. An ETF that tracks an index may not exactly match the performance of the index due to cash drag, differences between the portfolio of the ETF and the components of the index, expenses and other factors.

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Additional Information About Investment Strategies and Related Risks

Valuation Risk. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options and/or LEAPS Options may become more difficult. In market environments where there is reduced availability of reliable objective pricing data, the judgment of Calamos Advisors in determining the fair value of the security may play a greater role. While such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.

The following are non-principal risks that generally apply to the Fund:

Cybersecurity Risk. Investment companies, such as the Fund, and their service providers are exposed to operational and information security risks resulting from cyberattacks, which may result in financial losses to the Fund and its shareholders. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, "ransomware" that renders systems inoperable until ransom is paid, the unauthorized release of confidential information, or various other forms of cybersecurity breaches. Cyber-attacks affecting the Fund, Calamos Advisors, custodian, transfer agent, distributor, market maker, authorized participants, administrator, intermediaries, trading counterparties, and other third-party service providers may adversely impact the Fund or the companies in which the Fund invests, causing the Fund's investments to lose value or to prevent a shareholder redemption or purchase from clearing in a timely manner. The use of artificial intelligence could exacerbate these risks.

Investment Management Risk. Whether the Fund achieves its investment objective(s) is significantly impacted by whether the Adviser is able to choose suitable investments for the Fund.

Market Disruption Risk. Certain events have a disruptive effect on securities markets, including but not limited to, terrorist attacks, war and other geopolitical events or catastrophes. The Adviser cannot predict the effect of similar events in the future on the U.S. or foreign economies. Certain securities such as high yield and equity securities tend to be impacted more by these events than other types of securities in terms of price and volatility.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund's ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Recent Market Events. Since the 2008 financial crisis, financial markets throughout the world have experienced periods of increased volatility, depressed valuations, decreased liquidity and heightened uncertainty and turmoil. This turmoil resulted in unusual and extreme volatility in the equity and debt markets, in the prices of individual securities and in the world economy. Events that have contributed to these market conditions include, but are not limited to, major cybersecurity events, geopolitical events (such as wars, terror attacks, natural or environmental disasters, country instability, and public health emergencies), measures to address budget deficits, downgrading of sovereign debt, dramatic changes in currency exchange rates, and public sentiment.

In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time. Economic, financial or political events, trading and tariff arrangements, terrorism, natural disasters, rapid technological developments, such as artificial intelligence, and other circumstances in one country or region could have profound impacts on global economies or markets. Widespread disease and virus epidemics and pandemics, such as the coronavirus outbreak, could likewise be highly disruptive, adversely affecting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments.

Portfolio security holdings disclosure

A description of the Fund's policies and procedures in connection with the disclosure of portfolio security holdings of the Fund are available in the SAI and on the Fund's website, www.calamos.com.

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Fund Facts

Who manages the Fund?

Investment Adviser

The Fund is advised by Calamos Advisors LLC ("Calamos Advisors" or the "Advisor"), 2020 Calamos Court, Naperville, Illinois 60563. Calamos Advisors, an investment adviser registered with the SEC effective May 29, 1987, is a wholly owned subsidiary of Calamos Investments LLC ("CILLC"). CILLC's assets under management as of December 31, 2024, were $40 billion ($38 billion of which represented Calamos Advisors' assets under management). Calamos Asset Management, Inc. ("CAM") is the sole manager of CILLC. As of July 31, 2025, approximately 22.4% of the outstanding interests of CILLC was owned by CAM, 77.72% by Calamos Partners LLC ("CPL"), and 0.04% by Calamos Equity Partners LLC ("CEP"). CAM is owned by John P. Calamos, Sr. and John S. Koudounis. CPL is owned by Calamos Family Partners, Inc. ("CFP") and John S. Koudounis. CFP is beneficially owned by members of the Calamos family, including John P. Calamos, Sr. CEP is owned by John S. Koudounis and Daniel L. Dufresne.

Subject to the overall authority of the Board of Trustees, Calamos Advisors provides continuous investment supervision and management to the Fund under a management agreement and also furnishes office space, equipment and management personnel. For these services, the Fund pays Calamos Advisors a fee based on its average daily net assets, which is accrued daily and paid on a quarterly basis. The Fund will pay fees (before any reimbursement) under the management agreement in the following amounts as a percentage of its average net assets:

ETF	FEES
Calamos S&P 500® Structured Alt Protection ETF® — March	0.69%

Out of this management fee, Calamos Advisors pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other service and license fees, except for distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, acquired fund fees and expenses, brokerage commissions and other expenses connected with the execution of portfolio transactions, taxes, interest, and extraordinary expenses.

At a meeting held on June 24, 2025, the Board of Trustees approved the Investment Management Agreement for the Fund. A discussion regarding the basis for the Board's approval of the Investment Management Agreement on behalf of the Fund is included in the Fund's Form N-CSR for the fiscal year ended July 31, 2025.

Portfolio Managers

David O'Donohue. David O'Donohue joined Calamos Advisors in August 2014 and has been a Sr. Co-Portfolio manager (since February 2024) and Co-Head of Alternative Strategies (since July 2024) and was a Co-Portfolio Manager from September 2015 through January 2024. Between March 2013 and August 2014, he was a Trader at Forty4 Asset Management LLC/Hard8 Futures LLC. Prior thereto, Mr. O'Donohue was a Portfolio Manager at Chicago Fundamental Investment Partners LLC from February 2009 to November 2012.

Jimmy Young. Jimmy Young joined Calamos Advisors in June 2003 and has been a Co-Portfolio Manager since February 2019. Between February 2018 and February 2019, he was an Assistant Portfolio Manager. Prior thereto, he was a senior strategy analyst from September 2015 to February 2018. Between July 2013 and August 2015, he was a strategy analyst.

Eli Pars. Eli Pars joined Calamos Advisors in May 2013 and has been Co-CIO, Co-Head of Alternative Strategies (since July 2024; previously served as Head of Alternative Strategies from September 2015 to June 2024) and Co-Head of Convertible Strategies, as well as a Senior Co-Portfolio Manager since September 2015. Between May 2013 and September 2015, he was a Co-Portfolio Manager. Previously, he was a Portfolio Manager at Chicago Fundamental Investment Partners from February 2009 until November 2012.

Jason Hill. Jason Hill joined Calamos Advisors in March 2004 and has been a Sr. Co-Portfolio Manager since February 2024 and was a Co-Portfolio Manager from June 2014 through January 2024. Between August 2013 and June 2014, he was a Senior Strategy Analyst. Previously, he was a Portfolio Administrator.

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Fund Facts

Anthony Vecchiolla. Anthony Vecchiolla joined Calamos Advisors in May 2014 and since February 2023 has been Co-Portfolio Manager. Previously, he was Research Associate from May 2014 to August 2015, Research Analyst September 2015 to February 2020, Senior Research Analyst from February 2020 to February 2021, and Assistant Portfolio Manager from February 2021 to January 2023.

Jordan Rosenfeld. Jordan Rosenfeld joined Calamos Advisors in April 2025 and is a Co-Portfolio Manager. Between June 2018 to March 2025, Mr. Rosenfeld was a Senior Director and Portfolio Manager at Milliman, where he was responsible for managing derivatives strategies in exchange-traded funds, mutual funds, and unit investment trusts. Previously, he was a Trader at Gelber Group from January 2016 to December 2017.

The Fund's SAI provides additional information about each portfolio manager, including other accounts they manage, their ownership in the Calamos Family of Funds and their compensation.

Management Approach

Calamos Advisors employs a "team of teams" approach to portfolio management, led by the Global CIO and our CIO team consisting of 5 Co-CIOs with specialized areas of investment expertise. The Global CIO and Co-CIO team are responsible for oversight of investment team resources, investment processes, performance and risk. As heads of investment verticals, Co-CIOs manage investment team members and, along with Co-Portfolio Managers and Associate Portfolio Managers, have day-to-day portfolio oversight and construction responsibilities of their respective investment strategies. While investment research professionals within each Co-CIO's team are assigned specific strategy responsibilities, they also provide support to other investment team verticals, creating deeper insights across a wider range of investment strategies. The combination of specialized investment teams with cross-team collaboration results in what we call our team of teams approach.

This team of teams approach is further reflected in the composition of Calamos Advisors' Investment Committee, made up of the Global CIO, the Co-CIO team, and the Global Head of Trading. Other members of the investment team participate in Investment Committee meetings in connection with specific investment related issues or topics as deemed appropriate.

The structure and composition of the Investment Committee results in a number of benefits, as it:

•  Leads to broader perspective on investment decisions: multiple viewpoints and areas of expertise feed into consensus;

•  Promotes collaboration between teams; and

•  Functions as a think tank with the goal of identifying ways to outperform the market on a risk-adjusted basis.

The objectives of the Investment Committee are to:

•  Form the firm's top-down macro view, market direction, asset allocation, and sector/country positioning.

•  Establish firm-wide secular and cyclical themes for review.

•  Review firm-wide and portfolio risk metrics, recommending changes where appropriate.

•  Review firm-wide, portfolio and individual security liquidity constraints.

•  Evaluate firm-wide and portfolio investment performance.

•  Evaluate firm-wide and portfolio hedging policies and execution.

•  Evaluate enhancements to the overall investment process.

How to Buy and Sell Shares

Fund Shares are listed for secondary trading on the Exchange under the symbol CPSR and individual Fund Shares may only be purchased and sold in the secondary market through a broker-dealer. The Exchange and secondary markets are closed on weekends and also are generally closed on the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Exchange may close early on the business day before certain holidays and on the day after Thanksgiving Day. Exchange holiday schedules are subject to change without notice. If you buy or sell Fund Shares in the secondary market, you will pay the secondary market price for Fund Shares. In addition, you may incur customary brokerage commissions and charges and may

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Fund Facts

pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

The trading prices of Fund Shares will fluctuate continuously throughout trading hours based on market supply and demand rather than the relevant Fund's net asset value, which is calculated at the end of each business day. Fund Shares will trade on the Exchange at prices that may be above (i.e., at a premium) or below (i.e., at a discount), to varying degrees, the daily net asset value of Fund Shares. The trading prices of Fund Shares may deviate significantly from the Fund's net asset value during periods of market volatility. Given, however, that Fund Shares can be issued and redeemed daily in Creation Units, the Adviser believes that large discounts and premiums to net asset value should not be sustained over long periods.

Authorized Participants may acquire shares directly from the Fund, and Authorized Participants may tender their shares for redemption directly to the Fund, at NAV per share only in Creation Units. Purchases and redemptions directly with the Fund must follow the Fund's procedures, which are described in the SAI.

The Fund may liquidate and terminate at any time without shareholder approval.

Book Entry

Fund Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding Shares of the Fund and is recognized as the owner of all Shares for all purposes.

Investors owning Fund Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Fund Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Fund Shares, you are not entitled to receive physical delivery of stock certificates or to have Fund Shares registered in your name, and you are not considered a registered owner of Fund Shares. Therefore, to exercise any right as an owner of Fund Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or "street name" form.

Fund Share Trading Prices

The trading prices of Shares of the Fund on the Exchange may differ from the Fund's daily NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of Shares of the Fund.

The approximate value of Shares of the Fund, an amount representing on a per share basis the sum of the current market price of the cash or securities, as applicable, accepted by the Fund in exchange for Shares of the Fund and an estimated cash component, if any, is disseminated every 15 seconds throughout the trading day through the facilities of the Consolidated Tape Association. This approximate value should not be viewed as a "real-time" update of the NAV per Share of the Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The Fund is not involved in, or responsible for, the calculation or dissemination of the approximate value of the Fund Shares and the Fund does not make any warranty as to its accuracy.

Frequent Purchases and Redemptions of Fund Shares

Shares of the Fund may be purchased and redeemed directly from the Fund only in Creation Units by Authorized Participants. The vast majority of trading in Shares of the Fund occurs on the secondary market, and does not involve the Fund directly. In-kind purchases and redemptions of Creation Units by Authorized Participants and cash trades on the secondary market are unlikely to cause many of the harmful effects of frequent purchases and/or redemptions of Fund Shares. Cash purchases and/or redemptions of Creation Units, however, can result in disruption of portfolio management, dilution to the Fund and increased transaction costs, which could negatively impact the Fund's ability to achieve its investment objective, and may lead to the realization of capital gains. These consequences may increase as the frequency of cash purchases and redemptions of Creation Units by Authorized Participants increases. However, direct trading by Authorized Participants is critical to ensuring that Fund Shares trade at or close to NAV.

The Fund impose no restrictions on the frequency of purchases and redemptions ("market timing"). To minimize these potential consequences of frequent purchases and redemptions of Fund Shares, the Fund employs fair valuation pricing, and

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Fund Facts

imposes transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs the Fund incurs in effecting trades. In addition, the Adviser monitors trades by Authorized Participants for patterns of abusive trading and the Fund reserves the right to not accept orders from Authorized Participants that the Adviser has determined may be disruptive to the management of the Fund, or otherwise are not in the best interests of the Fund. For these reasons, the Board has not adopted policies and procedures with respect to frequent purchases and redemptions of Fund Shares. The Trust's policies and procedures regarding frequent purchases and redemptions may be modified by the Board of Trustees at any time.

The Trust's policies and procedures prohibit the practice of any officer or employee of the Trust, a Trust investment adviser (including any sub-adviser), the distributor, custodian, or transfer agent, or other affiliated person of the Trust placing orders to purchase or redeem shares of a series of the Trust after the designated time as of which the Fund calculates its NAV (i.e., "late trading").

Distribution and Service Plan

The Fund has adopted a distribution and service plan ("Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services ("Service Providers"). If a Service Provider provides such services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Fund, however, and there are no current plans to impose these fees. In the event Rule 12b-1 fees are charged, over time they would increase the cost of an investment in the Fund because they would be paid on an ongoing basis.

Fund Website and Disclosure of Portfolio Holdings

The Trust maintains a website for the Fund at www.calamos.com. Among other things, this website includes this Prospectus and the SAI, and will include the Fund's holdings, the Fund's last annual and semi-annual reports (when available), pricing information about Fund Shares trading on the Exchange, daily NAV calculations and a historical comparison of the trading prices to NAV.

Each day the Fund is open for business, the Trust publicly disseminates the Fund's full portfolio holdings as of the close of the previous day through its website at www.calamos.com. A description of the Trust's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the Fund's SAI.

Dividends, Other Distributions and Taxes

Fund Distributions

The Fund distributes its net realized capital gains, if any, to shareholders annually. Ordinarily, dividends from net investment income, if any, are declared and paid at least annually by the Fund.

Distributions in cash may be reinvested automatically in additional whole Fund Shares only if the broker through whom you purchased Fund Shares makes such option available. The Fund realizes capital gains or losses whenever it sells securities. Net long-term capital gains are distributed to shareholders as "capital gain dividends."

Brokers may make available to their customers who own Fund Shares the DTC book-entry dividend reinvestment service. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require Fund shareholders to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and net realized gains will be automatically reinvested in additional whole Fund Shares of the Fund purchased in the secondary market. Without this service, investors would receive their distributions in cash.

Taxes

As with any investment, you should consider how your investment in Fund Shares will be taxed. The tax information in this prospectus is provided only as general information. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer,

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Fund Facts

or other investor with special circumstances. However, with respect to certain tax issues, the summaries describe the general tax treatment of certain distributions made to corporations and non-U.S. persons. In addition, this section does not describe your state, local or non-U.S. tax consequences. You should consult your own tax advisor about the tax consequences of an investment in Fund Shares.

Fund distributions to you and the sale or redemption of your Fund Shares will have tax consequences to you. Such consequences may be different if you hold your Fund Shares through a tax-exempt entity or tax-advantaged retirement account, such as an individual retirement account or 401(k) plan.

The Fund has elected to be treated, and intends to qualify each year, as a regulated investment company (a "RIC") under the Code. As a RIC, the Fund is generally not subject to corporate-level U.S. federal income tax on any net ordinary income or capital gains that are timely distributed to shareholders. However, the Fund's failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in corporate-level taxation and, consequently, a reduction in amounts available for distribution to shareholders.

The Fund may enter into option agreements with the same counterparty but has taken the position that the option agreements are separate agreements. Under general tax principles, the Fund would not accrue income on separate option agreements during the term of the agreements. However, if the agreements are treated as one agreement, the Fund might be required to accrue income and make annual distributions of income. If the Fund is required to accrue income, but does not distribute the income to shareholders, the Fund may fail to qualify as a RIC. In addition, if the agreements are treated as one agreement, the Fund may fail either or both of the RIC income and diversification tests.

For purposes of the diversification tests, the identification of the issuer (or, in some cases, issuers) of a particular investment can depend on the terms and conditions of such investment. In particular, there is no published Internal Revenue Service guidance or case law on how to determine the "issuer" of various derivatives that the Fund may enter into. Therefore, there is a risk that the Fund will not meet the Code's diversification requirements and will not qualify, or will be disqualified, as a RIC.

Taxes on Distributions

Distributions by the Fund generally are taxable to you as ordinary income or capital gains. Distributions are subject to federal income tax, whether received in cash or reinvested in additional Fund Shares or shares of another fund, and may be subject to state or local taxes. Distributions of the Fund's "investment company taxable income" generally will be taxable as ordinary income to the extent of the Fund's current or accumulated earnings and profits. Notwithstanding the foregoing, distributions that are attributable to "qualified dividends" received by the Fund may be eligible to be taxed at long-term capital gains rates, as long as the Fund and the shareholder meet certain holding period requirements. It is not anticipated that the Fund will have qualified dividend income.

Distributions of the Fund's net capital gain that are properly reported by the Fund as "capital gain dividends" will generally be taxable to you as long-term capital gains, currently at a maximum rate of 20%, regardless of your holding period in the Fund's Shares. The Fund's option strategy is likely to reduce the amount of dividends that might otherwise qualify as capital gains dividends. Distributions in excess of the Fund's current and accumulated earnings and profits first will reduce your adjusted tax basis in your Fund Shares and, after the adjusted basis is reduced to zero, will constitute capital gain. Such capital gain will be long-term capital gain and thus, will be taxed at a maximum rate of 20%, if the distributions are attributable to Fund Shares that you have held for more than one year.

Certain non-corporate taxpayers will also be subject to a 3.8% U.S. federal Medicare contribution tax with respect to the lesser of (1) their "net investment income" or (2) the excess of their "modified adjusted gross income" over a threshold amount ($200,000 for single taxpayers and $250,000 for taxpayers who are married and filing jointly).

Corporate shareholders of the Fund are generally eligible for a dividends-received deduction with respect to ordinary income dividends (but not capital gain dividends) properly designated as eligible for such deduction by the Fund, as long as the Fund and the corporate shareholder meet certain holding period and other requirements. It is not anticipated that the Fund will make distributions eligible for the dividend-received deduction.

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Fund Facts

Under a dividend reinvestment service, you may have the option to have all cash distributions automatically reinvested in additional Fund Shares. Any distributions reinvested under such a service will nevertheless be taxable to you as described above.

You will have an adjusted basis in the additional Fund Shares purchased through such a reinvestment service equal to the amount of the reinvested distribution plus the amount of any fees charged for the transaction. The additional Fund Shares will have a holding period commencing on the day following the day on which they are credited to your account.

A distribution will reduce the Fund's NAV per Share and generally will be taxable to you as ordinary income or capital gain even if it is paid from income or gains earned by the Fund before you invested in the Fund. From an investment standpoint, such a distribution constitutes a return of capital. However, from a tax standpoint, it constitutes taxable income. In general, distributions are subject to federal income tax as of the date of payment. However, distributions paid in January will be treated as paid on December 31 of the prior year if they were declared and payable to shareholders of record on a date in October, November or December of the prior year.

The Fund's transactions in derivatives, as well as any of its hedging, short sale, securities loan or similar transactions may be subject to one or more special tax rules. These rules may affect whether gains and losses recognized by the Fund are treated as ordinary or capital, accelerate the recognition of income or gains to the Fund, defer losses to the Fund, and cause adjustments in the holding periods of the Fund's securities, thereby affecting whether capital gains and losses are treated as short-term or long-term. These rules could therefore affect the amount, timing and/or character of distributions to shareholders and thus taxes payable by shareholders.

The FLEX Options included in the Fund's portfolio are exchange-traded options. Under Section 1256 of the Code, certain types of exchange-traded options are treated as if they were sold (i.e., "marked to market") at the end of each year. The Fund does not believe that some of the positions in FLEX Options held by the Fund will be subject to Section 1256, which means that the positions will not be marked to market, but the positions will be subject to the straddle rules.

The straddle rules may affect the character of gains (or losses) realized by the Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that the Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

The tax consequences of straddle transactions to the Fund are not entirely clear in all situations under currently available authority. The straddle rules may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to U.S. shareholders in a non-liquidating distribution. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, if the Fund makes a non-liquidating distribution of its short-term capital gain, the amount which must be distributed to U.S. shareholders as ordinary income may be increased substantially as compared to the Fund that did not engage in such transactions.

You may be subject to federal back-up withholding tax, if you do not provide the Fund with a taxpayer identification number (for an individual, a social security number) and make other required certifications, or the Internal Revenue Service informs the Fund that your tax identification number is incorrect. Backup withholding is not an additional tax. You may claim the amount withheld as a credit on your federal income tax return, provided you furnish the appropriate information to the Internal Revenue Service.

Taxes When Shares are Sold

Any capital gain or loss realized upon a sale of Fund Shares is generally treated as long-term capital gain or loss if you have held the Fund Shares for more than one year and as short-term capital gain or loss if you have held the Fund Shares for one year or less. The ability to deduct capital losses realized on a sale of Fund Shares may be limited.

CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® — MARCH
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Fund Facts

Taxes on Purchase and Redemption of Creation Units

An Authorized Participant that exchanges equity securities for Creation Units will generally recognize a gain or a loss on the exchange. Any such gain or loss will be equal to the difference between the market value of the Creation Units at the time of the exchange, plus (or minus) the cash amount received (or paid), and such Authorized Participant's aggregate basis in the securities surrendered. A person who redeems Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the aggregate market value of the securities received plus (or minus) any cash received (or paid), and such person's basis in the Creation Units redeemed. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in the Authorized Participant's economic position with respect to such Creation Units. Persons exchanging securities should consult their own tax advisor with respect to the applicability of the wash sale rules and the availability and timing of a deduction for any loss. In addition, when a regulated investment company redeems a shareholder in kind, the regulated investment company generally is not required to recognize taxable gains in respect of the portfolio securities it distributes to the redeeming shareholder. However, the Fund may be required to recognize taxable gain on the distribution of certain securities, and the Internal Revenue Service may assert that the Fund must recognize taxable gain in respect of certain other securities that the Fund distributes to a shareholder in exchange for Creation Units, which may increase the amount of taxable gains that the Fund would otherwise be required to distribute in order to maintain its qualification as a regulated investment company and avoid the Fund-level tax.

Any capital gain or loss realized upon a redemption of Creation Units is generally treated as long-term capital gain or loss if the Creation Units have been held for more than one year and as short-term capital gain or loss if the Creation Units have been held for one year or less. If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Fund Shares you purchased or sold and at what price.

Authorized Participants that are dealers may be subject to special tax rules and should consult their own tax advisors regarding the tax consequences of purchasing and redeeming Creation Units in their capacity as dealers.

Treatment of Fund Expenses

Expenses incurred and deducted by the Fund will generally not be treated as income taxable to you.

Non-U.S. Investors

If you are a non-U.S. investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you should be aware that, generally, subject to applicable tax treaties, distributions from the Fund will be characterized as dividends for U.S. federal income tax purposes (other than dividends which the Fund properly reports as capital gain dividends) and will be subject to U.S. federal income taxes, including withholding taxes, subject to certain exceptions described below. However, distributions received by a non-U.S. investor from the Fund that are properly reported by the Fund as capital gain dividends may not be subject to U.S. federal income taxes, including withholding taxes, provided that the Fund makes certain elections and certain other conditions are met. The Fund's option strategy is likely to reduce the amount of distributions otherwise eligible to be capital gains dividends.

Distributions may be subject to a U.S. withholding tax of 30% in the case of distributions to (i) certain non-U.S. financial institutions that have not entered into an agreement with the U.S. Treasury to collect and disclose certain information and are not resident in a jurisdiction that has entered into such an agreement with the U.S. Treasury and (ii) certain other non-U.S. entities that do not provide certain certifications and information about the entity's U.S. owners. The Internal Revenue Service and the Department of Treasury have issued proposed regulations providing that these withholding rules will not be applicable to the gross proceeds of share redemptions or capital gains dividends that the Fund pays.

Other Tax Matters

The foregoing is only a summary of certain federal income tax considerations of investing in the Fund under current law, which is subject to change in the future. Shareholders who are not U.S. persons within the meaning of the Code, such as non-resident aliens, foreign trusts or estates, or foreign corporations or partnerships may be subject to different U.S. federal income tax treatment.

PROSPECTUS | November 28, 2025
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Fund Facts

You may also be subject to state and local taxes on distributions paid by the Fund, and sales and redemptions of Fund Shares. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific tax situation. More information about taxes can be found in the Fund's SAI.

Net Asset Value

The NAV of shares is determined at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on each day the New York Stock Exchange ("NYSE") is open. NAV is computed by determining the aggregate market value of all assets of the Fund, less its liabilities, divided by the total number of shares outstanding (assets-liabilities)/number of shares = NAV). The NYSE is closed on weekends and New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV takes into account the expenses and fees of the Fund, including management, administration, and distribution fees, which are accrued daily. The determination of NAV for the Fund for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received by the Fund (or an authorized broker or agent, or its authorized designee) before the close of trading on the NYSE on that day.

Generally, securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") National Market System for which market quotations are readily available shall be valued using the NASDAQ official closing price. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Futures, swaps and options contracts listed for trading on a futures or options exchange or board of trade for which market quotations are generally available are valued at the last quoted sale price, or, in the absence of a sale, at the mean of the last bid and ask price. Total return swaps on exchange-listed securities are valued at the last quoted sale price, or, in the absence of a sale, at the mean of the last bid and ask price.

Securities held by the Fund are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Board of Trustees ("Valuation Procedures"). If market quotations are not readily available, securities or other assets will be valued at their fair value as determined in good faith by the Adviser in accordance with procedures approved by the Board and evaluated by the Board as to the reliability of the fair value method used. In these cases, the Fund's NAV will reflect certain portfolio securities' fair values rather than their market prices. Fair value pricing involves subjective judgments, and it is possible that the fair value determined for a security or other asset may be materially different than the value that could be realized upon the sale of that security or other asset. The fair value prices can differ from market prices. The Board of Trustees has designated Calamos Advisors as "valuation designee" for the Fund. The valuation designee is responsible for determining the value of the Fund's investments. The designee may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to ensure the process produces reliable results.

The Fund may use independent pricing services to assist in calculating the value of the Fund's securities or other assets.

With respect to any portion of the Fund's assets that are invested in one or more open-end management investment companies registered under the 1940 Act, the Fund's net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

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Fund Facts

Fund Service Providers

State Street Bank and Trust Company ("State Street"), located at One Congress Street, Suite 1, Boston, Massachusetts 02114-2016, serves as the Fund's administrator, custodian, fund accounting and transfer agent.

Calamos Financial Services LLC ("CFS"), located at 2020 Calamos Court, Naperville, Illinois 60563, serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in Fund Shares.

Ropes & Gray LLP, located at 191 North Wacker Drive, 32nd Floor, Chicago, IL 60606, serves as legal counsel to the Trust.

Premium/Discount Information

Information showing the number of days the market price of the Fund Shares was greater (at a premium) and less (at a discount) than the Fund's NAV for the most recently completed calendar year, and the most recently completed calendar quarters since that year (or the life of the Fund, if shorter), is available at www.calamos.com.

Investments by Other Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including Fund Shares. The SEC adopted Rule 12d1-4 under the 1940 Act on November 19, 2020, which became effective January 19, 2021. The Fund is required to comply with the conditions of Rule 12d1-4, which allows, subject to certain conditions, the Fund to invest in other registered investment companies and other registered investment companies to invest in the Fund beyond the limits contained in Section 12(d)(1) of the 1940 Act.

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Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance for the period of March 3, 2025 (commencement of operations) through July 31, 2025. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's financial statements, are included in the SAI, which is available upon request.

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the year was as follows:

	March 3, 2025• through July 31,
	2025
Per share operating performance
Net asset value, beginning of year	$23.78
Income from investment operations:
Net investment income (loss)(a)	(0.07)
Net realized and unrealized gain (loss)	0.77
Total from investment operations	0.70
Less distributions to common shareholders from:
Net investment income	—
Total distributions	—
Net asset value, end of year	$24.48
Total return applicable to common shareholders
Total investment return based on:
Net asset value(b)	2.94%
Ratios to average net assets applicable to common shareholders
Net expenses	0.69	%(c)
Net investment income (loss)	(0.68	%)(c)
Supplemental data
Net assets applicable to common shareholders, end of year (000)	$23,254
Portfolio turnover rate(d)(e)	0%

  •  Commencement of operations.

  (a)  Net investment income (loss) allocated based on average shares method.

  (b)  Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

  (c)  Annualized.

  (d)  Not annualized.

  (e)  Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

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Other Information

Continuous Offering

The method by which Creation Units of Fund Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of Fund Shares are issued and sold by the Fund on an ongoing basis, a "distribution," as such term is used in the Securities Act of 1933, as amended (the "Securities Act"), may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirements and liability provisions of the Securities Act. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Fund Shares and sells the Fund Shares directly to customers or if it chooses to couple the creation of a supply of new Fund Shares with an active selling effort involving solicitation of secondary market demand for Fund Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in Fund Shares, whether or not participating in the distribution of Fund Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not "underwriters" but are participating in a distribution (as contrasted with engaging in ordinary secondary market transactions) and thus dealing with the Fund Shares that are part of an overallotment within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national exchange.

Disclaimer

The "S&P 500®" is a product of S&P Dow Jones Indices LLC or its affiliates ("SPDJI") and has been licensed for use by Calamos Advisors LLC ("Calamos Advisors"). S&P®, S&P 500®, SPX®, SPY®, US 500TM, The 500TM, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates ("S&P"); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"). It is not possible to invest directly in an index. The Fund is not sponsored or sold by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, "S&P Dow Jones Indices"). S&P Dow Jones Indices do not make any representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500® Index to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices' only relationship to Calamos Advisors with respect to the S&P 500® Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P 500® Index is determined, composed and calculated by S&P Dow Jones Indices without regard to Calamos Advisors or the Fund. S&P Dow Jones Indices have no obligation to take the needs of Calamos Advisors or the owners of the Fund into consideration in determining, composing or calculating the S&P 500® Index. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the Fund. There is no assurance that investment products based on the S&P 500® Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment adviser, commodity trading advisor, commodity pool operator, broker dealer, fiduciary, promoter" (as defined in the Investment Company Act of 1940, as amended), "expert" as enumerated within 15 U.S.C. § 77k(a) or tax advisor. Inclusion of a security, commodity, crypto currency or other asset within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, commodity, crypto currency or other asset, nor is it considered to be investment advice or commodity trading advice.

NEITHER S&P DOW JONES INDICES NOR THIRD PARTY LICENSOR GUARANTEES THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P 500® INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY

PROSPECTUS | November 28, 2025
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Other Information

ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY CALAMOS ADVISORS, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500® INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBLITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. S&P DOW JONES INDICES HAS NOT REVIEWED, PREPARED AND/OR CERTIFIED ANY PORTION OF, NOR DOES S&P DOW JONES INDICES HAVE ANY CONTROL OVER, THE LICENSEE PRODUCT REGISTRATION STATEMENT, PROSPECTUS OR OTHER OFFERING MATERIALS. THERE ARE NO THIRD-PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND CALAMOS ADVISORS, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

Summary of Certain Provisions of the Second Amended and Restated Trust Instrument

The summary below is a synopsis of certain provisions contained in the Trust's Second Amended and Restated Trust Instrument (the "Trust Instrument"). Shareholders should refer to the Trust Instrument for further information. Defined terms have the meanings contained in the Trust Instrument.

Derivative Actions

The Second Amended and Restated Trust Instrument (the "Trust Instrument") requires, within Section 9 of Article IV, that before bringing any derivative action on behalf of the Fund, Shareholders must have made a written demand to the Board of Trustees requesting that they cause the Trust or affected Series or Class, as applicable, to file the action itself.

In order to warrant consideration, any such written demand must include at least the following:

(1)  a detailed description of the action or failure to act complained of and the facts upon which each such allegation is made;

(2)  a statement to the effect that the complaining Shareholders believe that they will fairly and adequately represent the interests of similarly situated Shareholders in enforcing the right of the Trust or the affected Series or Class, as applicable and an explanation of why the complaining Shareholders believe that to be the case;

(3)  a certification that the following requirements have been met, as well as information reasonably designed to allow the Trustees to verify that certification:

(a)  each complaining Shareholder was a Shareholder of the Trust or the affected Series or Class, as applicable, at the time of the action or failure to act complained of, or acquired the Shares afterwards by operation of law from a Person who was a Shareholder at that time; and

(b)  each complaining Shareholder was a Shareholder of the Trust or the affected Series or Class, as applicable, as of the time the demand required by Section 9 of Article IV was made; and

(4)  a certification that each complaining Shareholder will be a Shareholder of the Trust or the affected Series or Class, as applicable as of the commencement of the derivative action.

The Trust Instrument further provides that at least 10% of the Shareholders of the Trust or the affected Series or Class, as applicable, must join in bringing the derivative action. This provision does not apply to claims brought under the federal securities laws.

The Trust Instrument also provides that a copy of the derivative complaint must be served on the Trust, assuming the requirements described above have already been met and the derivative action has not been barred as further described in the Trust Instrument.

Forum and Waiver of Jury Trial

Section 10 of Article X of the Trust Instrument outlines which shareholder actions must be brought in state court and which must be brought in federal court. This section states in particular that, unless the Trust consents in writing to the selection of an alternative forum, the Federal District Courts of the United States of America shall be the sole and exclusive forum for the

CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® — MARCH
40

Other Information

resolution of any complaint asserting a cause of action arising under any federal securities law. This provision may increase costs for a shareholder to bring a claim or may limit a shareholder's ability to bring a claim in a judicial forum that they find more convenient or favorable. While the enforceability of the exclusive forum provisions may be challenged, this section also provides that if any provisions of Section 10 shall be held to be invalid, illegal or unenforceable, the validity, legality and enforceability of the remaining portions will still apply.

Section 10 of Article X of the Trust Instrument also states that shareholders and all other such persons bringing any such suit, action, or proceeding in the Superior Court in the State of Delaware waive the right to a trial by jury to the fullest extent permitted by law.

PROSPECTUS | November 28, 2025
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For more detailed information on the Fund, several additional sources of information are available to you. The Fund's SAI, incorporated by reference into this prospectus, contains detailed information on the Fund's policies and operation. Additional information about the Fund's investments is available in the annual and semi-annual reports to shareholders and in Form N-CSR. In the Fund's annual reports, you will find a discussion of the market conditions and investment strategies that significantly impacted the Fund's performance during the last fiscal year. In Form N-CSR, you will find the Fund's annual and semi-annual financial statements. The Fund's most recent SAI, annual or semi-annual reports and certain other information are available free of charge by calling the Fund at (866) 363-9219, on the Fund's website at www.calamos.com or through your financial advisor. Shareholders may call the toll-free number above with any inquiries.

You may obtain this and other information regarding the Fund, including the SAI and Codes of Ethics adopted by the Adviser, Distributor and the Trust, directly from the SEC. Information on the SEC's website is free of charge. Visit the SEC's on-line EDGAR database at http://www.sec.gov. You may also request information regarding the Fund by sending a request (along with a duplication fee) to the SEC by sending an electronic request to publicinfo@sec.gov.

Calamos S&P 500® Structured Alt
Protection ETF® — March

2020 Calamos Court
Naperville, IL 60563-2787
866.363.9219

www.calamos.com

SEC File
#811-22887

CPSRSTAPRO 112825

Fund Name	Ticker	Exchange
Calamos S&P 500® Structured Alt Protection ETF® — April	CPSP	NYSE Arca

Prospectus November 28, 2025

The fund listed above (the "Fund") is a series of the Calamos ETF Trust (the "Trust") and an exchange-traded fund ("ETF"). The Fund lists and principally trades its shares on the NYSE Arca, Inc. ("NYSE Arca" or the "Exchange").

The U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

As described in more detail in the Fund's summary, the Fund seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the SPDR® S&P 500® ETF Trust ("Underlying ETF") up to a predetermined upside cap (the "Cap"), while protecting against 100% of the Underlying ETF's losses (before fees and expenses), over a period of approximately one-year (the "Outcome Period").

•  Upside Cap: A pre-determined upside return Cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Outcome Period. The Cap is determined before fees and expenses. The Cap is expected to change at the beginning of each new Outcome Period.

•  Capital Protection: Represents downside protection target equal to 100% of losses (before fees and expenses) of the Underlying ETF, over the Outcome Period. There is no guarantee the Fund will be successful in providing the sought-after downside protection.

•  Outcome Period: The approximate one-year period over which the Fund seeks to produce the Capital Protected Target Outcome. The current Outcome Period is from April 1, 2025 through March 31, 2026. The Fund will not terminate after the conclusion of the Outcome Period. After the conclusion of the Outcome Period, another will begin.

•  Together, the Upside Cap, Capital Protection, and Outcome Period makeup the Capital Protected Target Outcome (alternatively, the "Target Outcome").

•  The Target Outcome may not be achieved, and investors may lose some or all of their money. The Fund is designed to achieve the Target Outcome only if an investor buys on the first day of the Outcome Period and holds the Fund until the end of the Outcome Period.

•  If investors buy or sell on a date other than the start or end date of the Outcome Period, their returns will be different and they may incur losses in excess of the Capital Protection level (i.e., losses exceeding 0%) and they may not experience gains up to the Cap.

•  Investors considering purchasing shares after the beginning of the Outcome Period or considering selling their shares prior to the end of the Outcome Period should visit the Fund's website at www.calamos.com for important information and considerations regarding the Fund's potential outcomes.

•  In periods of extreme market volatility, or during market disruption events, the Fund's ability to offset investor losses via the Capital Protection or provide a return up to the stated upside Cap may be impaired.

•  The Fund will not terminate upon reaching the end of an Outcome Period. Rather, the Fund will rebalance, entering into a new set of options positions, thereby establishing a new Outcome Period, with a new Cap, and reset Capital Protection.

•  The Fund has characteristics unlike many traditional investment products and may not be suitable for all investors. The Fund is only appropriate for shareholders willing to bear losses, including some or all of their investment.

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Calamos S&P 500® Structured Alt Protection ETF® — April

Investment Objective

Calamos S&P 500® Structured Alt Protection ETF® — April (the "Fund") seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the SPDR® S&P 500® ETF Trust ("Underlying ETF") up to a cap of 7.78% (the "Cap"), while protecting against 100% of negative price return of the Underlying ETF (before fees and expenses), for the period from April 1, 2025 through March 31, 2026.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund ("Fund Shares"). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.69%
Distribution and/or Service Fees (12b-1)	0.00%
Other Expenses	0.00%
Total Annual Operating Expenses	0.69%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, whether you sell or hold your Fund Shares, would be:

You would pay the following expenses whether you sell or hold your Fund Shares at the end of the period:

One Year	Three Years	Five Years	Ten Years
$70	$221	$384	$859

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund ("ETF") that is designed to provide investors with the opportunity to benefit from increases in the Underlying ETF's share price up to the stated cap over a specified period of time of approximately one-year (the "Outcome Period"), while providing protection against decreases in the Underlying ETF's share price over the same Outcome Period (before taking fees and expenses into account).

Under normal market conditions, the Fund invests substantially all of its assets in FLexible EXchange Options ("FLEX Options") that reference the price performance of the SPDR® S&P 500® ETF Trust (the "Underlying ETF"). FLEX Options are customized equity or index option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates.

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Calamos S&P 500® Structured Alt Protection ETF® — April

The Underlying ETF is an exchange-traded unit investment trust that uses a replication strategy, meaning it invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC ("PDR") serves as the Underlying ETF's sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the S&P 500® Index. The Fund's performance does not reflect the payment of dividends by the Underlying ETF. See "The Underlying ETF" for more information.

The returns an investor will receive from an investment in the Fund have characteristics that are distinct from many other investment vehicles, including the Underlying ETF. It is important that you understand these characteristics before making an investment in the Fund.

The Fund uses FLEX Options to employ a capital protected target outcome strategy. Target outcome strategies seek to produce pre-determined investment outcomes based upon the performance of an underlying security or index. The pre-determined outcomes sought by the Fund, which include capital protection to absorb 100% of losses (before fees and expenses) in the Underlying ETF (the "Capital Protection") and upside participation to a stated cap of 7.78% (before fees and expenses) (the "Cap"), are based on the price performance of the Underlying ETF over an Outcome Period.

The outcomes the Fund seeks for investors that hold Fund Shares for an entire Outcome Period are as follows, though there can be no guarantee these results will be achieved:

•  If the Underlying ETF appreciates over the Outcome Period, the combination of FLEX Options held by the Fund seeks to provide upside participation matching that of the Underlying ETF, up to a cap that is determined at the start of the Outcome Period.

•  If the Underlying ETF decreases over the Outcome Period, the combination of FLEX Options held by the Fund seeks to provide protection against 100% of Underlying ETF losses, prior to taking into account the Fund's fees and expenses.

The Fund does not seek to provide capital protection against 100% of losses (before fees and expenses) of the Underlying ETF as of any time other than the end of the Outcome Period.

For the Outcome Period beginning on April 1, 2025 through March 31, 2026, the Cap is 7.78% and the Capital Protection is 100%. When the Fund's fees and expenses are taken into account, the Cap is 7.09% and the Capital Protection is 99.31%. The Cap and Capital Protection will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee.

The current Outcome Period is from April 1, 2025 through March 31, 2026. The Fund will not terminate after the conclusion of the Outcome Period. After the conclusion of the Outcome Period, another will begin. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Outcome Period. This means that the Cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The capital protection will remain the same for each Outcome Period. The Capital Protection and Cap, and the Fund's value relative to each, should be considered before investing in the Fund. The Fund will be perpetually offered and not terminate after the current or any subsequent Outcome Period. Approximately one week prior to the end of an Outcome Period, the Fund's website will be updated to alert existing shareholders that the Outcome Period is approaching its conclusion and will disclose the anticipated Cap range for the next Outcome Period. See "Subsequent Outcome Periods" for more information.

Upon conclusion of the Outcome Period, the Fund will receive the cash value of all the FLEX Options it held for that Outcome Period. It will then invest in a new series of FLEX Options with an expiration date of approximately one year in the future, and a new Outcome Period will begin. Each FLEX Option's value is ultimately derived from the performance of the Underlying ETF's share price during that time. As the terms of the FLEX Options do not change during an Outcome Period, the outcomes, including the Cap and Capital Protection discussed below, will be measured to the Fund's net asset value ("NAV") on the first day of the Outcome Period.

The stated Cap and Capital Protection may only be realized by investors who continuously hold Fund Shares from the commencement of an Outcome Period until its conclusion. An investor who purchases Fund Shares other than on the first day of an Outcome Period and/or sells Fund Shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. While the Cap and Capital Protection provide

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the intended outcomes only for investors that hold their Fund Shares throughout the complete term of the Outcome Period, an investor can expect the value of their Fund Shares to generally move in the same direction as the Underlying ETF during the Outcome Period. If investors buy or sell on a date other than the start or end date of the Outcome Period, their returns will be different and they may incur losses in excess of the Capital Protection level (i.e., losses exceeding 0%) and they may not experience gains up to the Cap. See "Capital Protection and Cap" for more information.

The Fund's website, www.calamos.com, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Outcome Period, including the Fund's value relative to the Cap and Capital Protection. Before purchasing Fund Shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund Shares on a particular day and held through the end of the Outcome Period.

The Fund's investment objective is not a fundamental policy, and therefore may be changed by the Board without shareholder approval.

The Fund seeks to generate returns that match the Underlying ETF, up to the Cap (discussed in detail below), while limiting downside losses. The hypothetical illustrations provided below are designed to illustrate the outcomes that the Fund seeks to provide for investors who hold Fund Shares for the entirety of the Outcome Period. The hypothetical examples set forth below do not represent the performance of the Fund and investors should not rely on the hypothetical examples shown below as an indication of the actual or future performance of the Fund. There is no guarantee that the Fund will be successful in its attempt to provide the target outcomes for an Outcome Period. The returns that the Fund seeks to provide do not include the costs associated with purchasing Fund Shares and certain expenses incurred by the Fund. In the payoff profile illustration, the dotted line represents the Underlying ETF's performance, and the solid line represents the return profile gross of fees and expenses sought by the Fund in relation to the Underlying ETF's indicated performance. The bar chart below represents the Fund's hypothetical intended return profile based upon the performance of the Underlying ETF.

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Explanation of diagram:

1.  Calamos S&P 500® Structured Alt Protection ETF® — April Participation Layer: The dotted grey line represents the first layer, which involves purchasing a near zero-strike (i.e., deep in-the-money) call on the reference asset, at a pre-determined strike to provide full participation to the price return of the underlying reference asset. In other words, the full price participation provided by this layer provides potential gains and losses that are tantamount to that of owning the underlying reference asset outright, except that this layer does not participate in the dividend yield of the underlying reference asset.

2.  Capital Protection Layer: The solid grey line represents the second layer, which involves purchasing an at-the-money put option, which produces protection equal to 100% of losses (before fees and expenses) of the price return of the reference asset, over the Outcome Period.

3.  Upside Participation Layer (the "Cap"): The solid black line illustrates the final layer, which involves selling an out-of-the-money call, thereby creating the upside cap. The strike price at which the call is sold is determined so that the combined net options purchase price is approximately equal to the underlying asset's current value. The cost of this layer is a credit equal to the price that would make the total package "no-cost" or fully financed.

The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act").

Capital Protection and Cap

The Fund seeks to provide capital protection to absorb 100% of losses (before fees and expenses) of the Underlying ETF at the end of each Outcome Period. When the Fund's management fees are taken into account, the Capital Protection level is reduced to 99.31%. The Capital Protection level will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. If the Fund is required to increase its holdings of cash during the Outcome Period to pay fees and expenses incurred by the Fund, the Capital Protection level may be further reduced. The Fund does not seek to provide capital protection against 100% of losses (before fees and expenses) of the Underlying ETF as of any time other than the end of the Outcome Period.

During the Outcome Period, there may be periods of significant disparity between the Fund's NAV and the Underlying ETF's price performance. As the Underlying ETF price and the Fund's NAV change over the Outcome Period, an investor acquiring Fund Shares after the start of the Outcome Period will likely have a different return potential than an investor who purchased

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Fund Shares at the start of the Outcome Period. This is because while the Cap and Capital Protection for the Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of an Outcome Period and remain constant throughout the Outcome Period, an investor purchasing Fund Shares at market value during the Outcome Period likely purchased Fund Shares at a price that is different from the Fund's NAV at the start of the Outcome Period (i.e., the NAV that the Cap and Capital Protection reference). For example, if an investor purchases Fund Shares during an Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Outcome Period (the "Initial Fund Value"), that investor's Cap will essentially be decreased by the amount of the increase in the Underlying ETF's value, and the capital protection will not set in until the Fund's NAV returns to its Initial Fund Value (i.e., a shareholder must experience losses prior to gaining the protection offered by the Fund's Capital Protection because the Fund must first decrease in value to its Initial Fund Value for the Outcome Period before subsequent losses will be protected by the Capital Protection). Conversely, if an investor purchases Fund Shares during an Outcome Period at a time when the Underlying ETF has decreased in value, the Fund's NAV may dip below the Initial Fund Value. However, in this scenario, that investor's potential gain could be larger than the Fund's Cap for the Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Outcome Period through the date the investor purchased its Fund Shares plus any additional gains between the Initial Fund Value and the Cap. There is no guarantee that the Fund will recover such value or experience such gains. The Cap and capital protection relative to the Initial Fund Value, however, will not change over the Outcome Period.

While the Fund seeks to provide 100% protection against losses experienced by the Underlying ETF (before fees and expenses) for shareholders who hold Fund Shares for an entire Outcome Period, there is no guarantee it will successfully do so. If the Fund's NAV has increased significantly, a shareholder that purchases Fund Shares after the first day of an Outcome Period could lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear those losses. There is no guarantee the capital protection and cap will be successful and a shareholder investing at the beginning of an Outcome Period could also lose their entire investment.

The returns of the Fund are subject to a cap for each Outcome Period, calculated (before fees and expenses) at the beginning of each Outcome Period.. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return Cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Outcome Period. If the Underlying ETF experiences any percentage gains over the amount of the Cap, Fund shareholders will not experience those gains. Therefore, regardless of the price return of the Underlying ETF, the Cap (net of fees) is the maximum return an investor can achieve from an investment in the Fund for that Outcome Period. The Cap is set on the first day of each Outcome Period. The Cap is provided prior to taking into account annual Fund management fees of 0.69% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses (such as unexpected litigation) incurred by the Fund. The pre-determined Cap applicable to an Outcome Period will vary based on prevailing market conditions at the time that the Cap is set, including interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the FLEX Options.

The Cap level is a result of the design of the Fund's principal investment strategy. To provide the Capital Protected Target Outcome, the Fund purchases and sells a series of put and call FLEX Options on or around the last business day of the month prior to the beginning of an Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The Adviser will calculate the amount of premiums that the Fund will owe on the put options acquired to provide the Capital Protection and will then sell call FLEX Options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The Cap is the strike price of those FLEX Options the Fund is selling. The Cap, and the Fund's value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund Shares during an Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Outcome Period to a level near the Cap, an investor purchasing Fund Shares will have limited to no gain potential for the remainder of the Outcome Period (because the investor's potential gain will be limited to the difference between the Fund's NAV on the date the investor purchased the Fund Shares and the Cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which it purchased its Fund Shares and

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the Initial Fund Value for the Outcome Period before subsequent losses will be protected by the Capital Protection. If an investor buys Fund Shares when the price exceeds the Cap, an investor selling their shares at the end of the Outcome Period will not experience any gain regardless of the price return of the Underlying ETF.

There is no guarantee that the Fund will be successful in providing these investment outcomes for any Outcome Period, and an investor may experience returns on the Fund significantly below the Cap.

In periods of extreme market volatility or during market disruption events, the Fund's ability to offset investor losses through the use of the FLEX Options to achieve the stated Capital Protection, or provide a return up to the stated upside Cap may be impaired, resulting in an upside limit significantly below the Cap and downside protection significantly lower than full capital protection (i.e., losses greater than 0%), because the Fund may not be able to trade or exercise existing FLEX Options, or may not receive timely payment from its counterparties. An investor may lose their entire investment and an investment in the Fund is only appropriate for investors willing to bear those losses.

For each Outcome Period, the Fund will invest in both purchased and written put and call FLEX Options that reference the Underlying ETF. Because the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options impact the correlation between the Fund's NAV and the price of the Underlying ETF.

General Information about FLEX Options

FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation ("OCC"). The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the "buyer for every seller and the seller for every buyer," with the goal of protecting clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events, as more fully described in the Fund's Statement of Additional Information. Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and subject to the risk that the OCC may fail to perform the settlement of the FLEX Options due to bankruptcy or other adverse reasons. The FLEX Options that the Fund will hold that reference the Underlying ETF will give the Fund the right or the obligation to either receive or deliver shares of the Underlying ETF, or the right or the obligation to either receive or deliver a cash payment on the option expiration date based upon the difference between the Underlying ETF's value and a strike price, depending on whether the option is a put or call option and whether the Fund purchases or sells the option. The FLEX Options held by the Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date. The Fund will generally, under normal conditions, hold FLEX Options for each Outcome Period. The Fund will purchase call options (giving the Fund the right to receive shares of the Underlying ETF or a cash payment) and put options (giving the Fund the right to deliver shares of the Underlying ETF or a cash payment), while simultaneously selling (i.e., writing) call options (giving the Fund the obligation to deliver shares of the Underlying ETF or a cash payment). The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the Fund expects the FLEX Options to be fully covered and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchanges on which the FLEX Options are listed do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts but may charge transaction fees. Each of the FLEX Options purchased and sold throughout the Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Outcome Period. On the Flex Options expiration date, the Fund intends to sell the Flex Options prior to their expiration or cash-settle the Flex Options and use the resulting proceeds to purchase new Flex Options for the next Outcome Period.

The Underlying ETF

The Underlying ETF is an exchange-traded unit investment trust that uses a replication strategy, meaning it invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC ("PDR") serves as the Underlying ETF's sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the S&P 500® Index (the "Index"). See below for a description of the
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Calamos S&P 500® Structured Alt Protection ETF® — April

Underlying ETF's principal investment strategies and risks. You can find the Underlying ETF's prospectus and other information about the ETF, including the statement of additional information and most recent reports to shareholders, online at https://www.ssga.com/us/en/intermediary/etfs/spdr-sp-500-etf-trust-spy.

The summary information below regarding the Underlying ETF comes from its filings with the SEC. You are urged to refer to the SEC filings made by the Underlying ETF and to other publicly available information (e.g., the ETF's annual reports) to obtain an understanding of the ETF's business and financial prospects. The following description of the Underlying ETF's principal investment strategies was taken directly from the Underlying ETF's prospectus, dated January 27, 2025 ("SPY" refers to the Underlying ETF; other defined terms have been modified).

"SPY seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index (the "Portfolio"), with the weight of each stock in SPY's Portfolio substantially corresponding to the weight of such stock in the Index. In SPY's prospectus, the term "Portfolio Securities" refers to the common stocks that are actually held by SPY and make up SPY's Portfolio, while the term "Index Securities" refers to the common stocks that are included in the Index, as determined by the index provider, S&P Dow Jones Indices LLC ("S&P"). At any time, SPY's Portfolio will consist of as many of the Index Securities as is practicable. To maintain the correspondence between the composition and weightings of Portfolio Securities and Index Securities, State Street Global Advisors Trust Company (the "Trustee") or its parent company, State Street Bank and Trust Company ("SSBT") adjusts SPY's Portfolio from time to time to conform to periodic changes made by S&P to the identity and/or relative weightings of Index Securities in the Index. SPY's Trustee or SSBT aggregates certain of these adjustments and makes changes to SPY's Portfolio at least monthly, or more frequently in the case of significant changes to the Index. SPY may pay transaction costs, such as brokerage commissions, when it buys and sells securities (or "turns over" its Portfolio). Such transaction costs may be higher if there are significant rebalancings of Index Securities in the Index, which may also result in higher taxes when SPY's units are held in a taxable account. These costs, which are not reflected in SPY's estimated annual Trust ordinary operating expenses, affect SPY's performance. During the most recent fiscal year, SPY's portfolio turnover rate was 3% of the average value of its portfolio. SPY's portfolio turnover rate does not include securities received or delivered from processing creations or redemptions of SPY's units. Portfolio turnover will be a function of changes to the Index as well as requirements of SPY's trust agreement. ... Although SPY may fail to own certain Index Securities at any particular time, SPY generally will be substantially invested in Index Securities, which should result in a close correspondence between the performance of the Index and the performance of SPY. ... SPY does not hold or trade futures or swaps and is not a commodity pool. The Index includes five hundred (500) selected companies, all of which are listed on national stock exchanges and spans a broad range of major industries. ... Since 1968, the Index has been a component of the U.S. Commerce Department's list of Leading Indicators that track key sectors of the U.S. economy. Current information regarding the market value of the Index is available from market information services. The Index is determined, comprised and calculated without regard to SPY."

As of November 11, 2025, the Underlying ETF had significant investments in information technology companies.

Subsequent Outcome Periods

The Fund will alert existing shareholders to the new Cap at the beginning of each new Outcome Period in the following manner:

1.  Approximately one week prior to the end of the current Outcome Period, the Fund will make a sticker filing that will alert existing shareholders that the Outcome Period is approaching its conclusion and disclose the anticipated Cap range for the next Outcome Period. This filing will be mailed to existing shareholders.

2.  Following the close of business on the last day of the Outcome Period, the Fund will make a sticker filing that discloses the Fund's Cap for the next Outcome Period. This filing will be mailed to existing shareholders.

3.  On the first day of the new Outcome Period, the Fund will file a full prospectus that incorporates the sticker filing from the previous evening which replaces the Caps/dates associated with the previous Outcome Period with the Caps/dates associated with the new Outcome Period. Correspondingly, the Fund will file a revised summary prospectus that reflects such changes.

The information referenced above will also be available on the Fund's website at www.calamos.com.

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Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. You should not consider investing in the Fund if your investment objective differs from the Fund's investment objective or if you are not willing to accept the principal risks associated with an investment in the Fund. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a "principal risk" of investing in the Fund, regardless of the order in which it appears. The principal risks of investing in the Fund include:

•  Authorized Participant Concentration Risk — Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs, such as the Fund, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

•  Cap Change Risk — A new Cap is established at the beginning of each Outcome Period and is dependent on prevailing market conditions at the time the Cap is established. As such, the Cap may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods. Investors should monitor the changes in the Cap for each Outcome Period, information for which will be made available pursuant to the procedure outlined in the Fund's prospectus.

•  Capital Protection Risk — There can be no guarantee that the Fund will be successful in its strategy to provide protection against 100% of Underlying ETF losses if the Underlying ETF's share price decreases over the duration of the Outcome Period. The Fund's strategy seeks to deliver returns that match those of the Underlying ETF (up to the Cap), while limiting downside losses, if Fund Shares are held at the time at which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Fund Shares after the FLEX Options were entered into or sells Fund Shares prior to the expiration of the FLEX Options, the Capital Protection that the Fund seeks to provide may not be available. If the Outcome Period has begun and the Underlying ETF has increased in value, the Capital Protection will not protect any decreases in the value of the Underlying ETF to the extent of such appreciation, and therefore an investor may experience losses from this appreciated value until the Fund reaches its original NAV from the commencement of the Outcome Period. Similarly, if an investor purchases Fund Shares after the commencement of the Outcome period and the Underlying ETF has increased in value, an investor purchasing Shares at that point will not benefit from the Capital Protection until the Underlying ETF's value decreases to its original value at the commencement of the Outcome Period. Accordingly, such investor will not receive the protection that the Fund seeks to provide until the Fund experiences losses that return it to its value at the commencement of the Outcome Period. If the FLEX Options (and therefore the Capital Protection) do not perform as expected, an investor may experience significant losses on its investment, including the loss of its entire investment.

•  Capped Upside Risk — The Fund's strategy seeks to provide returns that are subject to the Cap. In the event that the Underlying ETF experiences gains in excess of the Cap for the Outcome Period, the Fund will not participate in, and will underperform the Underlying ETF to the extent of, those gains beyond the Cap. The Fund's strategy seeks to deliver returns that match those of the Underlying ETF (up to the Cap), while protecting against the entirety of downside losses of the Underlying ETF, if Fund Shares are held at the time at which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Fund Shares after the FLEX Options were entered into, there may be little or no ability for that investor to experience an investment gain on their Fund Shares (and such investor may be subjected to potential losses between that Fund Share price and the Fund's

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NAV at the commencement of the Outcome Period). Further, because the FLEX Options are designed to produce returns that match the price return of the Underlying ETF (subject to the Cap) on the last day of the Outcome Period, if an investor sells Fund Shares prior to the expiration date of the FLEX Options such investor may sell at a point where the Fund's performance does not match the performance of the Underlying ETF over the Outcome Period, and therefore may sell at a point where the Fund has underperformed the Underlying ETF.

•  Cash Holdings Risk — To the extent the Fund holds cash positions, the Fund risks achieving lower returns and potential lost opportunities to participate in market appreciation which could negatively impact the Fund's performance and ability to achieve its investment objective.

•  Clearing Member Default Risk — Transactions in some types of derivatives, including FLEX Options, are required to be centrally cleared ("cleared derivatives"). In a transaction involving cleared derivatives, the Fund's counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house ("clearing members") can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member's individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its FLEX Options may, in certain circumstances, be used to satisfy losses of other clients of the Fund's clearing member. In addition, although clearing members guarantee performance of their clients' obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member's bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund's behalf, which heightens the risks associated with a clearing member's default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund's ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund's behalf, the Fund may be unable to effectively implement its investment strategy.

•  Correlation Risk — The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods, consistent with the Fund's valuation policy. Because a component of the FLEX option's value will be affected by, among other things, changes in the Underlying ETF's share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF's share price and the remaining time until the FLEX Options expire, the value of the Fund's FLEX Options positions is not anticipated to increase or decrease at the same rate as the Underlying ETF's share price, and it is possible they may move in different directions, and as a result, the Fund's NAV may not increase or decrease at the same rate as the Underlying ETF's share price. The Fund's strategy is designed to produce the outcomes upon the expiration of the FLEX Options on the last business day of the Outcome Period, and it should not be expected that the outcomes will be provided at any point other than the end of the Outcome Period.

•  Costs of Buying and Selling Fund Shares — Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

•  Derivatives Risk — Derivatives are instruments, such as options, futures and forward foreign currency contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. In addition, derivative instruments are subject to counterparty risk, meaning that the party with whom the Fund enters into a derivative transaction may experience a significant credit event and/or may be

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Calamos S&P 500® Structured Alt Protection ETF® — April

unwilling or unable to make timely settlement payments or otherwise honor its obligations. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.

•  Equity Securities Risk — The securities markets are volatile, and the market prices of the Underlying ETF's securities may decline generally. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. If the market prices of the securities owned by the Underlying ETF fall, the value of your investment in the Fund will decline.

•  FLEX Options Risk — The Fund may invest in FLEX Options issued and guaranteed for settlement by The Options Clearing Corporation ("OCC"). FLEX Options are customized option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be illiquid, and in such cases, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options and changing volatility levels of the reference asset. In connection with the creation and redemption of Fund Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Fund at prices that reflect the market price of the Fund Shares, the Fund's NAV and, in turn the share price of the Fund, could be negatively impacted. The Fund may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless.

•  Investment Timing Risk — An investor who purchases Fund Shares other than on the first day of the options package and/or sells Fund Shares before the options package expires may not experience the 100% downside protection or upside participation in the Underlying ETF. The Fund's downside protection and upside participation of the Underlying ETF may only be available for investors who hold Fund Shares throughout the complete term of the options package. An investor can expect their Fund Shares to move generally in the same direction as the Underlying ETF during the one-year options package. However, Fund Shares may not experience the same price movement as the price movement of the Underlying ETF. During the duration of the option package, there may be periods of significant disparity between the Fund's NAV and the Underlying ETF's price performance. For example, if an investor purchases Fund Shares during an options package period at a time when the Underlying ETF's share price has increased from its price at the beginning of the options package period, the investor may not be 100% protected against Underlying ETF downside losses. In addition, if an investor purchases Fund Shares during an options package period at a time when the Underlying ETF's share price has increased from its price at the beginning of the options package period, that investor's cap will essentially be decreased from the stated Cap by the amount of the increase in the Underlying ETF's value.

•  Large-Capitalization Investing Risk — Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks. In addition, larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer preferences. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•  Liquidity Risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® — APRIL
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Calamos S&P 500® Structured Alt Protection ETF® — April

•  Liquidity Risk — FLEX Options — In the event that trading in the underlying FLEX Options is limited or absent, the value of the Fund's FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities, including certain non-customized option contracts. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. Additionally, the liquidation of a large number of FLEX Options may more significantly impact the price in a less liquid market. Further, the Fund requires a sufficient number of participants to facilitate the purchase and sale of options on an exchange to provide liquidity to the Fund for its FLEX Option positions. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

•  Market Maker Risk — If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund's net asset value and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of the Fund Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund's portfolio securities and the Fund's market price. This reduced effectiveness could result in Fund Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Fund Shares.

•  Market Risk — The risk that the securities markets will increase or decrease in value is considered market risk and applies to any security. If there is a general decline in the stock or fixed-income market, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests.

•  New Fund Risk — The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

•  Non-Diversification Risk — The Fund is classified as "non-diversified" under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code").

•  Options Risk — The Fund's ability to close out its position as a purchaser or seller of an over-the-counter or exchange-listed put or call option is dependent, in part, upon the liquidity of the options market. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Fund's ability to utilize options successfully will depend on the ability of the Fund's investment adviser to predict pertinent market movements, which cannot be assured. The Fund may also purchase or write over-the-counter put or call options, which involves risks different from, and possibly greater than, the risks associated with exchange-listed put or call options. Over-the-counter put or call options may expose the Fund to the risk that a counterparty may be unable or unwilling to perform according to a contract, and that any deterioration in a counterparty's creditworthiness could adversely affect the instrument. In addition, the Fund may be exposed to a risk that losses may exceed the amount originally invested.

•  Premium-Discount Risk — Fund Shares may trade above or below their NAV. The market prices of Fund Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Fund Shares on the Exchange. The trading price of Fund Shares may deviate significantly from NAV during periods of market volatility.

•  Secondary Market Trading Risk — Investors buying or selling Fund Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund Shares. Although the Fund Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Fund Shares on the Exchange may be halted.

•  Sector Risk — To the extent the Underlying ETF invests a significant portion of its assets in a particular sector, a greater portion of the Fund's performance may be affected by the general business and economic conditions affecting that sector. Each sector may share economic risk with the broader market, however there may be economic risks specific to

PROSPECTUS | November 28, 2025
11

Calamos S&P 500® Structured Alt Protection ETF® — April

each sector. As a result, returns from those sectors may trail returns from the overall stock market, and it is possible that the Underlying ETF may underperform the broader market.

•  Tax Risk — The Fund intends to elect and to qualify each year to be treated as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The federal income tax treatment of the securities in which the Fund may invest, including the Fund's option strategy, may not be clear or may be subject to recharacterization by the Internal Revenue Service. It could be more difficult to comply with the tax requirements applicable to RICs if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the Internal Revenue Service. Any such failure to comply with the rules applicable to RICs could cause the Fund to fail to qualify as such. To qualify and maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published Internal Revenue Service guidance or case law on how to determine the "issuer" of certain derivatives that the Fund will enter into. Based upon the language in the legislative history, the Fund intends to treat the issuer of an equity option as the referenced asset and to treat any income it may derive from an equity option as "qualifying income" under the provisions of the Code applicable to RICs. In the case of FLEX Options, assuming the referenced asset qualifies as a RIC, treating the issuer as the referenced asset would allow the Fund to count the FLEX Options as automatically diversified investments under the RIC diversification requirements. If the income is not qualifying income or the issuer of equity options, including FLEX Options, is not appropriately the referenced asset, the Fund may not qualify, or may be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund's taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

The Fund's investments in offsetting positions with respect to the Underlying ETF may affect the character of gains or losses realized by the Fund under the Code's "straddle" rules and may increase the amount of short-term capital gain realized by the Fund. Certain options the Fund holds may not qualify as "Section 1256 contracts" under Section 1256 of the Code, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

Offsetting FLEX Options are held by a single person, the IRS may take the position that the FLEX Options, viewed together, should be treated as a single debt instrument for federal tax purposes. The result of such a position would be that the Fund would fail the RIC diversification tests, causing the RIC to be taxed as a C corporation, unless certain cure rights based upon reasonable cause may apply. The Fund has obtained an opinion of tax counsel that the FLEX Options should not be collapsed into a single instrument. However, such an opinion is not binding upon the IRS or the courts.

•  Trading Issues Risk — Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange's "circuit breaker" rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund's assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.

•  Underlying ETF Risk — The Fund invests in FLEX Options that reference an ETF, which subjects the Fund to certain of the risks of owning shares of an ETF as well as the types of instruments in which the Underlying ETF invests. The value of an ETF will fluctuate over time based on fluctuations in the values of the securities held by the ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. In addition, ETFs are subject to absence of an active market risk, premium/discount risk, tracking error risk and trading issues risk. Brokerage, tax and other expenses may negatively impact the performance of the Underlying ETF and, in turn, the value of the Fund's shares. An ETF that tracks an index may not exactly match the performance of the index due to cash drag, differences between the portfolio of the ETF and the components of the index, expenses and other factors.

CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® — APRIL
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Calamos S&P 500® Structured Alt Protection ETF® — April

•  Valuation Risk — During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options may become more difficult. In market environments where there is reduced availability of reliable objective pricing data, the judgment of the Fund's investment adviser in determining the fair value of the security may play a greater role. While such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.

Fund Performance

The Fund commenced operations on April 1, 2025, and thus does not yet have annual returns for a full calendar year. Accordingly, performance data is not included. Performance information is available at no cost by visiting www.calamos.com. Past performance (before and after taxes) is not an indication of future performance.

Investment Adviser

Calamos Advisors LLC ("Calamos Advisors" or the "Adviser")

Portfolio Managers

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH ADVISER
David O'Donohue	Since April 2025	SVP, Sr. Co-Portfolio Manager
Jimmy Young	Since April 2025	SVP, Co-Portfolio Manager
Eli Pars	Since April 2025	SVP, Sr. Co-Portfolio Manager
Jason Hill	Since April 2025	SVP, Sr. Co-Portfolio Manager
Anthony Vecchiolla	Since April 2025	VP, Co-Portfolio Manager
Jordan Rosenfeld	Since November 2025	VP, Co-Portfolio Manager

PROSPECTUS | November 28, 2025
13

Other Important Information Regarding Fund Shares

Portfolio Holdings. The Fund's portfolio holdings are disclosed on its website daily after the close of trading on the Exchange and prior to the opening of trading on the Exchange the following day. A description of the Fund's policies and procedures with respect to the disclosure of such Fund's portfolio holdings is available in the Fund's Statement of Additional Information ("SAI").

Premium/Discount Information. Information about the premiums and discounts at which the Fund's Shares have traded will be available at www.calamos.com.

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as "Creation Units." Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at net asset value ("NAV"), Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the "bid-ask spread"). Recent information regarding the Fund's NAV, market price, premiums and discounts, and bid-ask spreads is available at https://www.calamos.com/.

Tax Information

Net investment income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute net investment income and capital gains, if any, at least annually.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), such Fund and its related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® — APRIL
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Additional Information About Investment Strategies and Related Risks

The Fund's investment objective and each of the policies described herein are non-fundamental policies that may be changed by the Board of Trustees of the Trust (the "Board") without shareholder approval. The Fund may liquidate and terminate at any time without shareholder approval.

What are the investment objectives and principal strategies for the Fund?

The Fund is an actively managed exchange-traded fund ("ETF") that is designed to provide investors with the opportunity to benefit from increases in the Underlying ETF's share price up to the stated cap over a specified period of time of approximately one-year (the "Outcome Period"), while providing protection against decreases in the Underlying ETF's share price over the same Outcome Period (before taking fees and expenses into account).

Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange Options ("FLEX Options") that reference the price performance of the SPDR® S&P 500® ETF Trust (the "Underlying ETF"). FLEX Options are customized equity or index option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates.

The Underlying ETF is an exchange-traded unit investment trust that uses a replication strategy, meaning it invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC ("PDR") serves as the Underlying ETF's sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the S&P 500® Index. The Fund's performance does not reflect the payment of dividends by the Underlying ETF. See "The Underlying ETF" for more information.

The returns an investor will receive from an investment in the Fund have characteristics that are distinct from many other investment vehicles, including the Underlying ETF. It is important that you understand these characteristics before making an investment in the Fund.

The Fund uses FLEX Options to employ a capital protected target outcome strategy. Target outcome strategies seek to produce pre-determined investment outcomes based upon the performance of an underlying security or index. The pre-determined outcomes sought by the Fund, which include capital protection to absorb 100% of losses (before fees and expenses) in the Underlying ETF (the "Capital Protection") and upside participation to a stated cap of 7.78% (before fees and expenses) (the "Cap"), are based on the price performance of the Underlying ETF over an approximate one-year period (the "Outcome Period").

The outcomes the Fund seeks for investors that hold Fund Shares for an entire Outcome Period are as follows, though there can be no guarantee these results will be achieved:

•  If the Underlying ETF appreciates over the Outcome Period, the combination of FLEX Options held by the Fund seeks to provide upside participation matching that of the Underlying ETF, up to a Cap that is determined at the start of the Outcome Period.

•  If the Underlying ETF decreases over the Outcome Period, the combination of FLEX Options held by the Fund seeks to provide protection against 100% of Underlying ETF losses, prior to taking into account the Fund's fees and expenses.

The Fund does not seek to provide capital protection against 100% of losses (before fees and expenses) of the Underlying ETF as of any time other than the end of the Outcome Period.

For the Outcome Period beginning on April 1, 2025 through March 31, 2026, the Cap is 7.78% and the Capital Protection is 100%. When the Fund's fees and expenses are taken into account, the Cap is 7.09% and the Capital Protection is 99.31%. The Cap and Capital Protection will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee.

The current Outcome Period is from April 1, 2025 through March 31, 2026. The Fund will not terminate after the conclusion of the Outcome Period. After the conclusion of the Outcome Period, another will begin. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Outcome

PROSPECTUS | November 28, 2025
15

Additional Information About Investment Strategies and Related Risks

Period. This means that the Cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The capital protection will remain the same for each Outcome Period. The Capital Protection and Cap, and the Fund's value relative to each, should be considered before investing in the Fund. The Fund will be perpetually offered and not terminate after the current or any subsequent Outcome Period. Approximately one week prior to the end of an Outcome Period, the Fund's website will be updated to alert existing shareholders that the Outcome Period is approaching its conclusion and will disclose the anticipated Cap range for the next Outcome Period. See "Subsequent Outcome Periods" for more information.

Upon conclusion of the Outcome Period, the Fund will receive the cash value of all the FLEX Options it held for that Outcome Period. It will then invest in a new series of FLEX Options with an expiration date of approximately one year in the future, and a new Outcome Period will begin. Each FLEX Option's value is ultimately derived from the performance of the Underlying ETF's share price during that time. As the terms of the FLEX Options do not change during an Outcome Period, the outcomes, including the Cap and 100% Capital Protection discussed below, will be measured to the Fund's net asset value ("NAV") on the first day of the Outcome Period.

The stated Cap and Capital Protection may only be realized by investors who continuously hold Fund Shares from the commencement of an Outcome Period until its conclusion. An investor who purchases Fund Shares other than on the first day of an Outcome Period and/or sells Fund Shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. While the Cap and Capital Protection provide the intended outcomes only for investors that hold their Fund Shares throughout the complete term of the Outcome Period, an investor can expect the value of their Fund Shares to generally move in the same direction as the Underlying ETF during the Outcome Period. If investors buy or sell on a date other than the start or end date of the Outcome Period, their returns will be different and they may incur losses in excess of the Capital Protection level (i.e., losses exceeding 0%) and they may not experience gains up to the Cap. See "Capital Protection and Cap" for more information.

The Fund's website, www.calamos.com, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Outcome Period, including the Fund's value relative to the Cap and Capital Protection. Before purchasing Fund Shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund Shares on a particular day and held through the end of the Outcome Period.

The Fund's investment objective is not a fundamental policy and therefore may be changed by the Board without shareholder approval.

The Fund seeks to generate returns that match the Underlying ETF, up to the Cap (discussed in detail below), while limiting downside losses. The hypothetical illustrations provided below are designed to illustrate the outcomes that the Fund seeks to provide for investors who hold Fund Shares for the entirety of the Outcome Period. The hypothetical examples set forth below do not represent the performance of the Fund and investors should not rely on the hypothetical examples shown below as an indication of the actual or future performance of the Fund. There is no guarantee that the Fund will be successful in its attempt to provide the target outcomes for an Outcome Period. The returns that the Fund seeks to provide do not include the costs associated with purchasing Fund Shares and certain expenses incurred by the Fund. In the payoff profile illustration, the dotted line represents the Underlying ETF's performance, and the solid line represents the return profile gross of fees and expenses sought by the Fund in relation to the Underlying ETF's indicated performance. The bar chart below represents the Fund's hypothetical intended return profile based upon the performance of the Underlying ETF.

CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® — APRIL
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Additional Information About Investment Strategies and Related Risks

Explanation of diagram:

1.  Calamos S&P 500® Structured Alt Protection ETF® — April Participation Layer: The dotted grey line represents the first layer, which involves purchasing a near zero-strike (i.e., deep in-the-money) call on the reference asset, at a pre-determined strike to provide full participation to the price return of the underlying reference asset. In other words, the full price participation provided by this layer provides potential gains and losses that are tantamount to that of owning the underlying reference asset outright, except that this layer does not participate in the dividend yield of the underlying reference asset.

2.  Capital Protection Layer: The solid grey line represents the second layer, which involves purchasing an at-the-money put option, which produces protection equal to 100% of losses (before fees and expenses) of the price return of the reference asset, over the Outcome Period.

3.  Upside Participation Layer (the "Cap"): The solid black line illustrates the final layer, which involves selling an out-of-the-money call, thereby creating the upside cap. The strike price at which the call is sold is determined so that the combined net options purchase price is approximately equal to the underlying asset's current value. The cost of this layer is a credit equal to the price that would make the total package "no-cost" or fully financed.

PROSPECTUS | November 28, 2025
17

Additional Information About Investment Strategies and Related Risks

The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act").

Capital Protection and Cap

The Fund seeks to provide capital protection to absorb 100% of losses (before fees and expenses) of the Underlying ETF at the end of each Outcome Period. When the Fund's management fees are taken into account, the Capital Protection level is reduced to 99.31%. The Capital Protection level will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. If the Fund is required to increase its holdings of cash during the Outcome Period to pay fees and expenses incurred by the Fund, the Capital Protection level may be further reduced. The Fund does not seek to provide capital protection against 100% of losses (before fees and expenses) of the Underlying ETF as of any time other than the end of the Outcome Period.

During the Outcome Period, there may be periods of significant disparity between the Fund's NAV and the Underlying ETF's price performance. As the Underlying ETF price and the Fund's Net Asset Value ("NAV") change over the Outcome Period, an investor acquiring Fund Shares after the start of the Outcome Period will likely have a different return potential than an investor who purchased Fund Shares at the start of the Outcome Period. This is because while the Cap and Capital Protection for the Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of an Outcome Period and remain constant throughout the Outcome Period, an investor purchasing Fund Shares at market value during the Outcome Period likely purchased Fund Shares at a price that is different from the Fund's NAV at the start of the Outcome Period (i.e., the NAV that the Cap and Capital Protection reference). For example, if an investor purchases Fund Shares during an Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Outcome Period (the "Initial Fund Value"), that investor's Cap will essentially be decreased by the amount of the increase in the Underlying ETF's value, and the capital protection will not set in until the Fund's NAV returns to its Initial Fund Value (i.e., a shareholder must experience losses prior to gaining the protection offered by the Fund's Capital Protection because the Fund must first decrease in value to its Initial Fund Value for the Outcome Period before subsequent losses will be protected by the Capital Protection). Conversely, if an investor purchases Fund Shares during an Outcome Period at a time when the Underlying ETF has decreased in value, the Fund's NAV may dip below the Initial Fund Value. However, in this scenario, that investor's potential gain could be larger than the Fund's Cap for the Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Outcome Period through the date the investor purchased its Fund Shares plus any additional gains between the Initial Fund Value and the Cap. There is no guarantee that the Fund will recover such value or experience such gains. The Cap and capital protection relative to the Initial Fund Value, however, will not change over the Outcome Period.

CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® — APRIL
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Additional Information About Investment Strategies and Related Risks

While the Fund seeks to provide 100% protection against losses experienced by the Underlying ETF (before fees and expenses) for shareholders who hold Fund Shares for an entire Outcome Period, there is no guarantee it will successfully do so. If the Fund's NAV has increased significantly, a shareholder that purchases Fund Shares after the first day of an Outcome Period could lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear those losses. There is no guarantee the capital protection and cap will be successful and a shareholder investing at the beginning of an Outcome Period could also lose their entire investment.

The returns of the Fund are subject to a cap for each Outcome Period, calculated (before fees and expenses) at the beginning of each Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return Cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Outcome Period. If the Underlying ETF experiences any percentage gains over the amount of the Cap, Fund shareholders will not experience those gains. Therefore, regardless of the price return of the Underlying ETF, the Cap (net of fees) is the maximum return an investor can achieve from an investment in the Fund for that Outcome Period. The Cap is set on the first day of each Outcome Period. The Cap is provided prior to taking into account annual Fund management fees of 0.69% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses (such as unexpected litigation) incurred by the Fund. The pre-determined Cap applicable to an Outcome Period will vary based on prevailing market conditions at the time that the Cap is set, including interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the FLEX Options.

The Cap level is a result of the design of the Fund's principal investment strategy. To provide the Capital Protected Target Outcome, the Fund purchases and sells a series of put and call FLEX Options on or around the last business day of the month prior to the beginning of an Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The Adviser will calculate the amount of premiums that the Fund will owe on the put options acquired to provide the Capital Protection and will then sell call FLEX Options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The Cap is the strike price of those FLEX Options the Fund is selling. The Cap, and the Fund's value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund Shares during an Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Outcome Period to a level near the Cap, an investor purchasing Fund Shares will have limited to no gain potential for the remainder of the Outcome Period (because the investor's potential gain will be limited to the difference between the Fund's NAV on the date the investor purchased the Fund Shares and the Cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which it purchased its Fund Shares and the Initial Fund Value for the Outcome Period before subsequent losses will be protected by the Capital Protection. If an investor buys Fund Shares when the price exceeds the Cap, an investor selling their shares at the end of the Outcome Period will not experience any gain regardless of the price return of the Underlying ETF. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Outcome Period, and an investor may experience returns on the Fund significantly below the Cap.

In periods of extreme market volatility or during market disruption events, the Fund's ability to offset investor losses through the use of the FLEX Options to achieve the stated Capital Protection, or provide a return up to the stated upside Cap may be impaired, resulting in an upside limit significantly below the Cap and downside protection significantly lower than full capital protection (i.e., losses greater than 0%), because the Fund may not be able to trade or exercise existing FLEX Options, or may not receive timely payment from its counterparties. An investor may lose their entire investment and an investment in the Fund is only appropriate for investors willing to bear those losses.

For each Outcome Period, the Fund will invest in both purchased and written put and call FLEX Options that reference the Underlying ETF. Because the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options impact the correlation between the Fund's NAV and the price of the Underlying ETF.

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General Information about FLEX Options

FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation ("OCC"). The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the "buyer for every seller and the seller for every buyer," with the goal of protecting clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events, as more fully described in the Fund's Statement of Additional Information. Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and subject to the risk that the OCC may fail to perform the settlement of the FLEX Options due to bankruptcy or other adverse reasons. The FLEX Options that the Fund will hold that reference the Underlying ETF will give the Fund the right or the obligation to either receive or deliver shares of the Underlying ETF, or the right or the obligation to either receive or deliver a cash payment on the option expiration date based upon the difference between the Underlying ETF's value and a strike price, depending on whether the option is a put or call option and whether the Fund purchases or sells the option. The FLEX Options held by the Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date. The Fund will generally, under normal conditions, hold FLEX Options for each Outcome Period. The Fund will purchase call options (giving the Fund the right to receive shares of the Underlying ETF or a cash payment) and put options (giving the Fund the right to deliver shares of the Underlying ETF or a cash payment), while simultaneously selling (i.e., writing) call options (giving the Fund the obligation to deliver shares of the Underlying ETF or a cash payment). The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the Fund expects the FLEX Options to be fully covered and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchanges on which the FLEX Options are listed do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts but may charge transaction fees. Each of the FLEX Options purchased and sold throughout the Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Outcome Period. On the Flex Options expiration date, the Fund intends to sell the Flex Options prior to their expiration or cash-settle the Flex Options and use the resulting proceeds to purchase new Flex Options for the next Outcome Period.

The Underlying ETF

The Underlying ETF is an exchange-traded unit investment trust that uses a replication strategy, meaning it invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC ("PDR") serves as the Underlying ETF's sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the S&P 500® Index (the "Index"). See below for a description of the Underlying ETF's principal investment strategies and risks. You can find the Underlying ETF's prospectus and other information about the ETF, including the statement of additional information and most recent reports to shareholders, online at https://us.spdrs.com/en/etf/spdr-sp-500-etf-SPY.

The summary information below regarding the Underlying ETF comes from its filings with the SEC. You are urged to refer to the SEC filings made by the Underlying ETF and to other publicly available information (e.g., the ETF's annual reports) to obtain an understanding of the ETF's business and financial prospects. The following description of the Underlying ETF's principal investment strategies was taken directly from the Underlying ETF's prospectus, dated January 27, 2025 ("SPY" refers to the Underlying ETF; other defined terms have been modified).

"SPY seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index (the "Portfolio"), with the weight of each stock in SPY's Portfolio substantially corresponding to the weight of such stock in the Index. In SPY's prospectus, the term "Portfolio Securities" refers to the common stocks that are actually held by SPY and make up SPY's Portfolio, while the term "Index Securities" refers to the common stocks that are included in the Index, as determined by the index provider, S&P Dow Jones Indices LLC ("S&P"). At any time, SPY's Portfolio will consist of as many of the Index Securities as is practicable. To maintain the correspondence between the composition and weightings of Portfolio Securities and Index Securities, State Street Global Advisors Trust Company (the "Trustee") or its parent company, State Street Bank and Trust Company ("SSBT") adjusts SPY's Portfolio from time to time to conform to periodic changes made by S&P to the identity

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and/or relative weightings of Index Securities in the Index. SPY's Trustee or SSBT aggregates certain of these adjustments and makes changes to SPY's Portfolio at least monthly, or more frequently in the case of significant changes to the Index. SPY may pay transaction costs, such as brokerage commissions, when it buys and sells securities (or "turns over" its Portfolio). Such transaction costs may be higher if there are significant rebalancings of Index Securities in the Index, which may also result in higher taxes when SPY's units are held in a taxable account. These costs, which are not reflected in SPY's estimated annual Trust ordinary operating expenses, affect SPY's performance. During the most recent fiscal year, SPY's portfolio turnover rate was 3% of the average value of its portfolio. SPY's portfolio turnover rate does not include securities received or delivered from processing creations or redemptions of SPY's units. Portfolio turnover will be a function of changes to the Index as well as requirements of SPY's trust agreement. ... Although SPY may fail to own certain Index Securities at any particular time, SPY generally will be substantially invested in Index Securities, which should result in a close correspondence between the performance of the Index and the performance of SPY. ... SPY does not hold or trade futures or swaps and is not a commodity pool... . The Index includes five hundred (500) selected companies, all of which are listed on national stock exchanges and spans a broad range of major industries. ... Since 1968, the Index has been a component of the U.S. Commerce Department's list of Leading Indicators that track key sectors of the U.S. economy. Current information regarding the market value of the Index is available from market information services. The Index is determined, comprised and calculated without regard to SPY."

As of November 11, 2025, the Underlying ETF had significant investments in information technology companies.

Subsequent Outcome Periods

The Fund will alert existing shareholders to the new Cap at the beginning of each new Outcome Period in the following manner:

1.  Approximately one week prior to the end of the current Outcome Period, the Fund will make a sticker filing that will alert existing shareholders that the Outcome Period is approaching its conclusion and disclose the anticipated Cap range for the next Outcome Period. This filing will be mailed to existing shareholders.

2.  Following the close of business on the last day of the Outcome Period, the Fund will make a sticker filing that discloses the Fund's Cap for the next Outcome Period. This filing will be mailed to existing shareholders.

3.  On the first day of the new Outcome Period, the Fund will file a full prospectus that incorporates the sticker filing from the previous evening which replaces the Caps/dates associated with the previous Outcome Period with the Caps/dates associated with the new Outcome Period. Correspondingly, the Fund will file a revised summary prospectus that reflects such changes.

The information referenced above will also be available on the Fund's website at www.calamos.com.

Changes in 80% policy

The Fund has adopted a non-fundamental operating policy that requires it, under normal circumstances, to invest at least 80% of its net assets (plus borrowings for investment purposes, if any) in investments that provide exposure to the S&P 500® Index. Although this requirement may be changed by the Board of Trustees without shareholder approval, the Fund will notify shareholders in writing at least 60 days prior to any change in its 80% policy.

Non-Principal Investments

Cash Equivalents and Short-Term Investments

The Fund may invest in securities with maturities of less than one year or cash equivalents, or it may hold cash. The percentage of the Fund invested in such holdings varies and depends on several factors, including market conditions. For temporary defensive purposes and during periods of high cash inflows or outflows, the Fund may invest part or all of its assets in these securities or it may hold cash. During such periods, the Fund may not be able to achieve its investment objective. The Fund may adopt a defensive strategy when the portfolio managers believe securities in which such Fund normally invests have elevated risks due to political or economic factors and in other extraordinary circumstances. For more information on eligible short-term investments, see the SAI.

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Illiquid Investments

The Fund may invest up to 15% of its net assets in securities and other instruments that are, at the time of investment, illiquid (determined using the Securities and Exchange Commission's standard applicable to investment companies, i.e., any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). For this purpose, illiquid investments may include, but are not limited to, certain restricted securities (securities the disposition of which is restricted under the federal securities laws), certain securities that may only be resold pursuant to Rule 144A under the Securities Act, and certain repurchase agreements, among others.

Temporary Investments

In response to market, economic, political, or other conditions, the Fund may temporarily invest for defensive purposes that are inconsistent with the Fund's principal investment strategies. If the Fund does so, different factors could affect the Fund's performance, and the Fund may not achieve its investment objective.

Risks of Investing in the Fund

This prospectus describes the risks you may face as an investor in the Fund. It is important to keep in mind that generally, investments with a higher potential reward also have a higher risk of losing money. The reverse is also commonly true: the lower the risk, the lower the potential reward. However, as you consider an investment in the Fund, you should also take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in this investment for a long period of time to ride out down periods.

As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time, and it is possible to lose money. Each risk summarized below is considered a "principal risk" of investing in the Fund, regardless of the order in which it appears.

Principal Risks

Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs, such as the Fund, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

Cap Change Risk. A new Cap is established at the beginning of each Outcome Period and is dependent on prevailing market conditions at the time the Cap is established. Expected dividends of the Underlying ETF, market interest rates, the Underlying ETF's share price relative to the FLEX Options' strike prices, and the "implied volatility" of the Underlying ETF (the expected frequency and magnitude of changes of the Underlying ETF's share price) can impact the Cap the Fund is able to establish at the beginning of each outcome period. Extremely low interest rates (e.g., 0%) may result in a significantly lower Cap. As such, the Cap may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods. Investors should monitor the changes in the Cap for each Outcome Period, information for which will be made available pursuant to the procedure outlined in the Fund's prospectus.

Capital Protection Risk. There can be no guarantee that the Fund will be successful in its strategy to provide protection against 100% of Underlying ETF losses if the Underlying ETF's share price decreases over the duration of the Outcome Period. The Fund's strategy seeks to deliver returns that match those of the Underlying ETF (up to the Cap), while limiting downside losses, if Fund Shares are held at the time at which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Fund Shares after the FLEX Options were entered into or sells Fund Shares prior to the expiration of the FLEX Options, the Capital Protection that the Fund seeks to provide may not be available. If the Outcome Period has begun and the Underlying ETF has increased in value, the Capital Protection will not protect any decreases in the value of the Underlying ETF to the extent of such appreciation, and therefore an investor may

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experience losses from this appreciated value until the Fund reaches its original NAV from the commencement of the Outcome Period. Similarly, if an investor purchases Fund Shares after the commencement of the Outcome period and the Underlying ETF has increased in value, an investor purchasing Shares at that point will not benefit from the Capital Protection until the Underlying ETF's value decreases to its original value at the commencement of the Outcome Period. Accordingly, such investor will not receive the protection that the Fund seeks to provide until the Fund experiences losses that return it to its value at the commencement of the Outcome Period. If the FLEX Options (and therefore the Capital Protection) do not perform as expected, an investor may experience significant losses on its investment, including the loss of its entire investment.

Capped Upside Risk. The Fund's strategy seeks to provide returns that are subject to the Cap. In the event that the Underlying ETF experiences gains in excess of the Cap for the Outcome Period, the Fund will not participate in, and will underperform the Underlying ETF to the extent of, those gains beyond the Cap. The Fund's strategy seeks to deliver returns that match those of the Underlying ETF (up to the Cap), while protecting against the entirety of downside losses of the Underlying ETF, if Fund Shares are held at the time at which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Fund Shares after the FLEX Options were entered into, there may be little or no ability for that investor to experience an investment gain on their Shares (and such investor may be subjected to potential losses between that Fund Share price and the Fund's NAV at the commencement of the Outcome Period). Further, because the FLEX Options are designed to produce returns that match the price return of the Underlying ETF (subject to the Cap) on the last day of the Outcome Period, if an investor sells Fund Shares prior to the expiration date of the FLEX Options such investor may sell at a point where the Fund's performance does not match the performance of the Underlying ETF over the Outcome Period, and therefore may sell at a point where the Fund has underperformed the Underlying ETF.

Cash Holdings Risk. The Fund may invest in cash and cash equivalents for indefinite periods of time when the Fund's investment adviser determines the prevailing market environment warrants doing so. When the Fund holds cash positions, it may lose opportunities to participate in market appreciation, which may result in lower returns than if the Fund had remained fully invested in the market. Furthermore, cash and cash equivalents may generate minimal or no income and could negatively impact the Fund's performance and ability to achieve its investment objective.

Clearing Member Default Risk. Transactions in some types of derivatives, including FLEX Options, are required to be centrally cleared ("cleared derivatives"). In a transaction involving cleared derivatives, the Fund's counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house ("clearing members") can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member's individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its FLEX Options may, in certain circumstances, be used to satisfy losses of other clients of the Fund's clearing member. In addition, although clearing members guarantee performance of their clients' obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member's bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund's behalf, which heightens the risks associated with a clearing member's default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund's ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund's behalf, the Fund may be unable to effectively implement its investment strategy.

Correlation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods, consistent with the Fund's valuation policy. Because a component of the FLEX option's value will be affected by, among other things, changes in the Underlying ETF's share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF's share price and the remaining time until the FLEX Options expire, the value of the Fund's FLEX Options positions is not anticipated to increase or decrease at the same rate as the Underlying ETF's share price,

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and it is possible they may move in different directions, and as a result, the Fund's NAV may not increase or decrease at the same rate as the Underlying ETF's share price. The Fund's strategy is designed to produce the outcomes upon the expiration of the FLEX Options on the last business day of the Outcome Period, and it should not be expected that the outcomes will be provided at any point other than the end of the Outcome Period.

Costs of Buying and Selling Fund Shares. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

Derivatives Risk. Derivatives are instruments, such as futures and forward foreign currency contracts, whose value is derived from that of other assets, rates or indices. Derivatives may be more volatile than other investments and may magnify the Fund's gains or losses. Successful use of derivatives depends upon the level to which prices of the underlying assets correlate with price movements in the derivatives the Fund buys or sells. The Fund could be negatively affected if the change in market value of its securities fails to correlate with the value of derivatives it purchased or sold. The potential lack of a liquid market for a derivative may prevent the Fund from closing its derivatives positions to limit losses or realize profits. Derivatives may be purchased for a fraction of their value and small price movements may result in an immediate and substantial loss to the Fund. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. In addition, derivative instruments are subject to counterparty risk, meaning that the party with whom the Fund enters into the derivatives transaction (e.g., the clearinghouse or the broker holding the Fund's position for a futures contract or the counterparty for a forward contract) may experience a significant credit event and/or may be unwilling or unable to make timely settlement payments or otherwise honor its obligations. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.

Equity Securities Risk. Equity investments are subject to greater fluctuations in market value than other asset classes as a result of such factors as a company's business performance, investor perceptions, stock market trends and general economic conditions.

FLEX Options Risk. Trading FLEX Options involves risks different from, or possibly greater than, the risks associated with investing directly in securities. The Fund may not experience substantial upside participation from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund's FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund Shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund's FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund's Shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection may impact the value of the Fund and whether the Fund can satisfy its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment. The trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.

The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The FLEX Options are also subject to correlation risk, meaning the value of the FLEX Options does not increase or decrease at the same rate as the Underlying ETF (although they generally move in the same direction) or its underlying securities. The value of the FLEX Options prior to the expiration date may vary because of factors other than the value of the

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Underlying ETF, such as interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, a change in the actual and perceived volatility of the stock market and the Underlying ETF and the remaining time to expiration. FLEX Option prices may also be highly volatile and may fluctuate substantially during a short period of time. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options becomes more difficult and the judgment of the Fund's investment adviser (employing the fair value procedures approved by the Board of Trustees of the Trust) may play a greater role in the valuation of the Fund's holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value. Under those circumstances, the value of the FLEX Options will require more reliance on the investment adviser's judgment than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value paid for shares of the Fund.

Investment Timing Risk. An investor who purchases Fund Shares other than on the first day of the options package and/or sells Fund Shares before the options package expires may not experience the 100% downside protection or upside participation in the Underlying ETF. The Fund's downside protection and upside participation of the Underlying ETF may only be available for investors who hold Fund Shares throughout the complete term of the options package. An investor can expect their Fund Shares to move generally in the same direction as the Underlying ETF during the one-year options package. However, Fund Shares may not experience the same price movement as the price movement of the Underlying ETF. During the duration of the option package, there may be periods of significant disparity between the Fund's NAV and the Underlying ETF's price performance. For example, if an investor purchases Fund Shares during an options package period at a time when the Underlying ETF's share price has increased from its price at the beginning of the options package period, the investor may not be 100% protected against Underlying ETF downside losses. In addition, if an investor purchases Fund Shares during an options package period at a time when the Underlying ETF's share price has increased from its price at the beginning of the options package period, that investor's cap will essentially be decreased from the stated Cap by the amount of the increase in the Underlying ETF's value.

Large-Capitalization Investing Risk. Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks. In addition, larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer preferences. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

Liquidity Risk — FLEX Options. In the event that trading in the underlying FLEX Options is limited or absent, the value of the Fund's FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities, including certain non-customized option contracts. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. Additionally, the liquidation of a large number of FLEX Options may more significantly impact the price in a less liquid market. Further, the Fund requires a sufficient number of participants to facilitate the purchase and sale of options on an exchange to provide liquidity to the Fund for its FLEX Option positions. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund's net asset value and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of the Fund Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying

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values of the Fund's portfolio securities and the Fund's market price. This reduced effectiveness could result in Fund Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Fund Shares.

Market Risk. The risk that the securities markets will increase or decrease in value is considered market risk and applies to any security. If there is a general decline in the stock or fixed-income market, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests.

New Fund Risk. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

Non-Diversification Risk. The Fund is classified as "non-diversified" under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Options Risk. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Fund's ability to utilize options successfully will depend on Calamos Advisors' ability to predict pertinent market movements, which cannot be assured.

The Fund's ability to close out its position as a purchaser or seller of an Options Clearing Corporation or exchange-listed put or call option is dependent, in part, upon the liquidity of the options market. If the Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option to realize any profit or the option would expire and become worthless. If the Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security until the option expired. As the writer of a covered call option on a security, the Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call. The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets until the next trading day.

Unless the parties provide for it, there is no central clearing or guaranty function in an over-the-counter option. As a result, if the counterparty fails to make or take delivery of the security or other instrument underlying an over-the-counter option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such counterparty or any guarantor or credit enhancement of the counterparty's credit to determine the likelihood that the terms of the over-the-counter option will be satisfied.

The Fund may also purchase or write over-the-counter put or call options, which involves risks different from, and possibly greater than, the risks associated with exchange-listed put or call options. In some instances, over-the-counter put or call options may expose the Fund to the risk that a counterparty may be unable or unwilling to perform according to a contract, and that any deterioration in a counterparty's creditworthiness could adversely affect the instrument. In addition, the Fund may be exposed to a risk that losses may exceed the amount originally invested.

Premium-Discount Risk. The Fund's Shares may trade above or below their NAV. The market prices of Fund Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Fund Shares on the Exchange. The trading price of Fund Shares may deviate significantly from NAV during periods of market volatility.

Secondary Market Trading Risk. Investors buying or selling Fund Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund Shares. Although the Fund's Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Fund Shares on the Exchange may be halted.

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Additional Information About Investment Strategies and Related Risks

Sector Risk. To the extent the Underlying ETF invests a significant portion of its assets in a particular sector, a greater portion of the Fund's performance may be affected by the general business and economic conditions affecting that sector. Each sector may share economic risk with the broader market, however there may be economic risks specific to each sector. As a result, returns from those sectors may trail returns from the overall stock market and it is possible that the Underlying ETF may underperform the broader market.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The federal income tax treatment of the securities in which the Fund may invest, including the Fund's option strategy, may not be clear or may be subject to recharacterization by the Internal Revenue Service. It could be more difficult to comply with the tax requirements applicable to RICs if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the Internal Revenue Service. Any such failure to comply with the rules applicable to RICs could cause the Fund to fail to qualify as such. To qualify and maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published Internal Revenue Service guidance or case law on how to determine the "issuer" of certain derivatives that the Fund will enter into. Based upon the language in the legislative history, the Fund intends to treat the issuer of an equity option as the referenced asset and to treat any income it may derive from an equity option as "qualifying income" under the provisions of the Code applicable to RICs. In the case of FLEX Options, assuming the referenced asset qualifies as a RIC, treating the issuer as the referenced asset would allow the Fund to count the FLEX Options as automatically diversified investments under the RIC diversification requirements. If the income is not qualifying income or the issuer of equity options, including FLEX Options, is not appropriately the referenced asset, the Fund may not qualify, or may be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund's taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

The Fund's investments in offsetting positions with respect to the Underlying ETF may affect the character of gains or losses realized by the Fund under the Code's "straddle" rules and may increase the amount of short-term capital gain realized by the Fund. Certain options the Fund holds may not qualify as "Section 1256 contracts" under Section 1256 of the Code, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

There is a risk that if the offsetting FLEX Options are held by a single person that the IRS may take the position that the FLEX Options, viewed together, should be treated as a single debt instrument for federal tax purposes. The result of such a position would be that the Fund would fail the RIC diversification tests causing the RIC to be taxed as a C corporation, unless certain cure rights based upon reasonable cause may apply. The Fund has obtained an opinion of tax counsel that the FLEX Options should not be collapsed into a single instrument. However, such an opinion is not binding upon the IRS or the courts.

Trading Issues Risk. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange's "circuit breaker" rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund's assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.

Underlying ETF Risk. The Fund invests in FLEX Options that reference an ETF, which subjects the Fund to certain of the risks of owning shares of an ETF as well as the types of instruments in which the Underlying ETF invests. The value of an ETF will fluctuate over time based on fluctuations in the values of the securities held by the ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. In addition, ETFs are subject to absence of an active market risk, premium/discount risk, tracking error risk and trading issues risk. Brokerage, tax and other expenses may negatively impact the performance of the Underlying ETF and, in turn, the value of the Fund's shares. An ETF that tracks an index may not exactly match the performance of the index due to cash drag, differences between the portfolio of the ETF and the components of the index, expenses and other factors.

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Additional Information About Investment Strategies and Related Risks

Valuation Risk. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options and/or LEAPS Options may become more difficult. In market environments where there is reduced availability of reliable objective pricing data, the judgment of Calamos Advisors in determining the fair value of the security may play a greater role. While such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.

The following are non-principal risks that generally apply to the Fund:

Cybersecurity Risk. Investment companies, such as the Fund, and their service providers are exposed to operational and information security risks resulting from cyberattacks, which may result in financial losses to the Fund and its shareholders. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, "ransomware" that renders systems inoperable until ransom is paid, the unauthorized release of confidential information, or various other forms of cybersecurity breaches. Cyber-attacks affecting the Fund, Calamos Advisors, custodian, transfer agent, distributor, market maker, authorized participants, administrator, intermediaries, trading counterparties, and other third-party service providers may adversely impact the Fund or the companies in which the Fund invests, causing the Fund's investments to lose value or to prevent a shareholder redemption or purchase from clearing in a timely manner. The use of artificial intelligence could exacerbate these risks.

Investment Management Risk. Whether the Fund achieves its investment objective(s) is significantly impacted by whether the Adviser is able to choose suitable investments for the Fund.

Market Disruption Risk. Certain events have a disruptive effect on securities markets, including but not limited to, terrorist attacks, war and other geopolitical events or catastrophes. The Adviser cannot predict the effect of similar events in the future on the U.S. or foreign economies. Certain securities such as high yield and equity securities tend to be impacted more by these events than other types of securities in terms of price and volatility.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund's ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Recent Market Events. Since the 2008 financial crisis, financial markets throughout the world have experienced periods of increased volatility, depressed valuations, decreased liquidity and heightened uncertainty and turmoil. This turmoil resulted in unusual and extreme volatility in the equity and debt markets, in the prices of individual securities and in the world economy. Events that have contributed to these market conditions include, but are not limited to, major cybersecurity events, geopolitical events (such as wars, terror attacks, natural or environmental disasters, country instability, and public health emergencies), measures to address budget deficits, downgrading of sovereign debt, dramatic changes in currency exchange rates, and public sentiment.

In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time. Economic, financial or political events, trading and tariff arrangements, terrorism, natural disasters, rapid technological developments, such as artificial intelligence, and other circumstances in one country or region could have profound impacts on global economies or markets. Widespread disease and virus epidemics and pandemics, such as the coronavirus outbreak, could likewise be highly disruptive, adversely affecting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments.

Portfolio security holdings disclosure

A description of the Fund's policies and procedures in connection with the disclosure of portfolio security holdings of the Fund are available in the SAI and on the Fund's website, www.calamos.com.

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Fund Facts

Who manages the Fund?

Investment Adviser

The Fund is advised by Calamos Advisors LLC ("Calamos Advisors" or the "Advisor"), 2020 Calamos Court, Naperville, Illinois 60563. Calamos Advisors, an investment adviser registered with the SEC effective May 29, 1987, is a wholly owned subsidiary of Calamos Investments LLC ("CILLC"). CILLC's assets under management as of December 31, 2024, were $40 billion ($38 billion of which represented Calamos Advisors' assets under management). Calamos Asset Management, Inc. ("CAM") is the sole manager of CILLC. As of July 31, 2025, approximately 22.4% of the outstanding interests of CILLC was owned by CAM, 77.72% by Calamos Partners LLC ("CPL"), and 0.04% by Calamos Equity Partners LLC ("CEP"). CAM is owned by John P. Calamos, Sr. and John S. Koudounis. CPL is owned by Calamos Family Partners, Inc. ("CFP") and John S. Koudounis. CFP is beneficially owned by members of the Calamos family, including John P. Calamos, Sr. CEP is owned by John S. Koudounis and Daniel L. Dufresne.

Subject to the overall authority of the Board of Trustees, Calamos Advisors provides continuous investment supervision and management to the Fund under a management agreement and also furnishes office space, equipment and management personnel. For these services, the Fund pays Calamos Advisors a fee based on its average daily net assets, which is accrued daily and paid on a quarterly basis. The Fund will pay fees (before any reimbursement) under the management agreement in the following amounts as a percentage of its average net assets:

ETF	FEES
Calamos S&P 500® Structured Alt Protection ETF® — April	0.69%

Out of this management fee, Calamos Advisors pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other service and license fees, except for distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, acquired fund fees and expenses, brokerage commissions and other expenses connected with the execution of portfolio transactions, taxes, interest, and extraordinary expenses.

At a meeting held on June 24, 2025, the Board of Trustees approved the Investment Management Agreement for the Fund. A discussion regarding the basis for the Board's approval of the Investment Management Agreement on behalf of the Fund is included in the Fund's Form N-CSR for the fiscal year ended April 30, 2025.

Portfolio Managers

David O'Donohue. David O'Donohue joined Calamos Advisors in August 2014 and has been a Sr. Co-Portfolio manager (since February 2024) and Co-Head of Alternative Strategies (since July 2024) and was a Co-Portfolio Manager from September 2015 through January 2024. Between March 2013 and August 2014, he was a Trader at Forty4 Asset Management LLC/Hard8 Futures LLC. Prior thereto, Mr. O'Donohue was a Portfolio Manager at Chicago Fundamental Investment Partners LLC from February 2009 to November 2012.

Jimmy Young. Jimmy Young joined Calamos Advisors in June 2003 and has been a Co-Portfolio Manager since February 2019. Between February 2018 and February 2019, he was an Assistant Portfolio Manager. Prior thereto, he was a senior strategy analyst from September 2015 to February 2018. Between July 2013 and August 2015, he was a strategy analyst.

Eli Pars. Eli Pars joined Calamos Advisors in May 2013 and has been Co-CIO, Co-Head of Alternative Strategies (since July 2024; previously served as Head of Alternative Strategies from September 2015 to June 2024) and Co-Head of Convertible Strategies, as well as a Senior Co-Portfolio Manager since September 2015. Between May 2013 and September 2015, he was a Co-Portfolio Manager. Previously, he was a Portfolio Manager at Chicago Fundamental Investment Partners from February 2009 until November 2012.

Jason Hill. Jason Hill joined Calamos Advisors in March 2004 and has been a Sr. Co-Portfolio Manager since February 2024 and was a Co-Portfolio Manager from June 2014 through January 2024. Between August 2013 and June 2014, he was a Senior Strategy Analyst. Previously, he was a Portfolio Administrator.

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Fund Facts

Anthony Vecchiolla. Anthony Vecchiolla joined Calamos Advisors in May 2014 and since February 2023 has been Co-Portfolio Manager. Previously, he was Research Associate from May 2014 to August 2015, Research Analyst September 2015 to February 2020, Senior Research Analyst from February 2020 to February 2021, and Assistant Portfolio Manager from February 2021 to January 2023.

Jordan Rosenfeld. Jordan Rosenfeld joined Calamos Advisors in April 2025 and is a Co-Portfolio Manager. Between June 2018 to March 2025, Mr. Rosenfeld was a Senior Director and Portfolio Manager at Milliman, where he was responsible for managing derivatives strategies in exchange-traded funds, mutual funds, and unit investment trusts. Previously, he was a Trader at Gelber Group from January 2016 to December 2017.

The Fund's SAI provides additional information about each portfolio manager, including other accounts they manage, their ownership in the Calamos Family of Funds and their compensation.

Management Approach

Calamos Advisors employs a "team of teams" approach to portfolio management, led by the Global CIO and our CIO team consisting of 5 Co-CIOs with specialized areas of investment expertise. The Global CIO and Co-CIO team are responsible for oversight of investment team resources, investment processes, performance and risk. As heads of investment verticals, Co-CIOs manage investment team members and, along with Co-Portfolio Managers and Associate Portfolio Managers, have day-to-day portfolio oversight and construction responsibilities of their respective investment strategies. While investment research professionals within each Co-CIO's team are assigned specific strategy responsibilities, they also provide support to other investment team verticals, creating deeper insights across a wider range of investment strategies. The combination of specialized investment teams with cross-team collaboration results in what we call our team of teams approach.

This team of teams approach is further reflected in the composition of Calamos Advisors' Investment Committee, made up of the Global CIO, the Co-CIO team, and the Global Head of Trading. Other members of the investment team participate in Investment Committee meetings in connection with specific investment related issues or topics as deemed appropriate.

The structure and composition of the Investment Committee results in a number of benefits, as it:

•  Leads to broader perspective on investment decisions: multiple viewpoints and areas of expertise feed into consensus;

•  Promotes collaboration between teams; and

•  Functions as a think tank with the goal of identifying ways to outperform the market on a risk-adjusted basis.

The objectives of the Investment Committee are to:

•  Form the firm's top-down macro view, market direction, asset allocation, and sector/country positioning.

•  Establish firm-wide secular and cyclical themes for review.

•  Review firm-wide and portfolio risk metrics, recommending changes where appropriate.

•  Review firm-wide, portfolio and individual security liquidity constraints.

•  Evaluate firm-wide and portfolio investment performance.

•  Evaluate firm-wide and portfolio hedging policies and execution.

•  Evaluate enhancements to the overall investment process.

How to Buy and Sell Shares

Fund Shares are listed for secondary trading on the Exchange under the symbol CPSP and individual Fund Shares may only be purchased and sold in the secondary market through a broker-dealer. The Exchange and secondary markets are closed on weekends and also are generally closed on the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Exchange may close early on the business day before certain holidays and on the day after Thanksgiving Day. Exchange holiday schedules are subject to change without notice. If you buy or sell Fund Shares in the secondary market, you will pay the secondary market price for Fund Shares. In addition, you may incur customary brokerage commissions and charges and may

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Fund Facts

pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

The trading prices of Fund Shares will fluctuate continuously throughout trading hours based on market supply and demand rather than the relevant Fund's net asset value, which is calculated at the end of each business day. Fund Shares will trade on the Exchange at prices that may be above (i.e., at a premium) or below (i.e., at a discount), to varying degrees, the daily net asset value of Fund Shares. The trading prices of Fund Shares may deviate significantly from the Fund's net asset value during periods of market volatility. Given, however, that Fund Shares can be issued and redeemed daily in Creation Units, the Adviser believes that large discounts and premiums to net asset value should not be sustained over long periods.

Authorized Participants may acquire shares directly from the Fund, and Authorized Participants may tender their shares for redemption directly to the Fund, at NAV per share only in Creation Units. Purchases and redemptions directly with the Fund must follow the Fund's procedures, which are described in the SAI.

The Fund may liquidate and terminate at any time without shareholder approval.

Book Entry

Fund Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding Shares of the Fund and is recognized as the owner of all Shares for all purposes.

Investors owning Fund Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Fund Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Fund Shares, you are not entitled to receive physical delivery of stock certificates or to have Fund Shares registered in your name, and you are not considered a registered owner of Fund Shares. Therefore, to exercise any right as an owner of Fund Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or "street name" form.

Fund Share Trading Prices

The trading prices of Shares of the Fund on the Exchange may differ from the Fund's daily NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of Shares of the Fund.

The approximate value of Shares of the Fund, an amount representing on a per share basis the sum of the current market price of the cash or securities, as applicable, accepted by the Fund in exchange for Shares of the Fund and an estimated cash component, if any, is disseminated every 15 seconds throughout the trading day through the facilities of the Consolidated Tape Association. This approximate value should not be viewed as a "real-time" update of the NAV per Share of the Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The Fund is not involved in, or responsible for, the calculation or dissemination of the approximate value of the Fund Shares and the Fund does not make any warranty as to its accuracy.

Frequent Purchases and Redemptions of Fund Shares

Shares of the Fund may be purchased and redeemed directly from the Fund only in Creation Units by Authorized Participants. The vast majority of trading in Shares of the Fund occurs on the secondary market, and does not involve the Fund directly. In-kind purchases and redemptions of Creation Units by Authorized Participants and cash trades on the secondary market are unlikely to cause many of the harmful effects of frequent purchases and/or redemptions of Fund Shares. Cash purchases and/or redemptions of Creation Units, however, can result in disruption of portfolio management, dilution to the Fund and increased transaction costs, which could negatively impact the Fund's ability to achieve its investment objective, and may lead to the realization of capital gains. These consequences may increase as the frequency of cash purchases and redemptions of Creation Units by Authorized Participants increases. However, direct trading by Authorized Participants is critical to ensuring that Fund Shares trade at or close to NAV.

The Fund impose no restrictions on the frequency of purchases and redemptions ("market timing"). To minimize these potential consequences of frequent purchases and redemptions of Fund Shares, the Fund employs fair valuation pricing, and

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Fund Facts

imposes transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs the Fund incurs in effecting trades. In addition, the Adviser monitors trades by Authorized Participants for patterns of abusive trading and the Fund reserves the right to not accept orders from Authorized Participants that the Adviser has determined may be disruptive to the management of the Fund, or otherwise are not in the best interests of the Fund. For these reasons, the Board has not adopted policies and procedures with respect to frequent purchases and redemptions of Fund Shares. The Trust's policies and procedures regarding frequent purchases and redemptions may be modified by the Board of Trustees at any time.

The Trust's policies and procedures prohibit the practice of any officer or employee of the Trust, a Trust investment adviser (including any sub-adviser), the distributor, custodian, or transfer agent, or other affiliated person of the Trust placing orders to purchase or redeem shares of a series of the Trust after the designated time as of which the Fund calculates its NAV (i.e., "late trading").

Distribution and Service Plan

The Fund has adopted a distribution and service plan ("Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services ("Service Providers"). If a Service Provider provides such services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Fund, however, and there are no current plans to impose these fees. In the event Rule 12b-1 fees are charged, over time they would increase the cost of an investment in the Fund because they would be paid on an ongoing basis.

Fund Website and Disclosure of Portfolio Holdings

The Trust maintains a website for the Fund at www.calamos.com. Among other things, this website includes this Prospectus and the SAI, and will include the Fund's holdings, the Fund's last annual and semi-annual reports (when available), pricing information about Fund Shares trading on the Exchange, daily NAV calculations and a historical comparison of the trading prices to NAV.

Each day the Fund is open for business, the Trust publicly disseminates the Fund's full portfolio holdings as of the close of the previous day through its website at www.calamos.com. A description of the Trust's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the Fund's SAI.

Dividends, Other Distributions and Taxes

Fund Distributions

The Fund distributes its net realized capital gains, if any, to shareholders annually. Ordinarily, dividends from net investment income, if any, are declared and paid at least annually by the Fund.

Distributions in cash may be reinvested automatically in additional whole Fund Shares only if the broker through whom you purchased Fund Shares makes such option available. The Fund realizes capital gains or losses whenever it sells securities. Net long-term capital gains are distributed to shareholders as "capital gain dividends."

Brokers may make available to their customers who own Fund Shares the DTC book-entry dividend reinvestment service. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require Fund shareholders to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and net realized gains will be automatically reinvested in additional whole Fund Shares of the Fund purchased in the secondary market. Without this service, investors would receive their distributions in cash.

Taxes

As with any investment, you should consider how your investment in Fund Shares will be taxed. The tax information in this prospectus is provided only as general information. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer,

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or other investor with special circumstances. However, with respect to certain tax issues, the summaries describe the general tax treatment of certain distributions made to corporations and non-U.S. persons. In addition, this section does not describe your state, local or non-U.S. tax consequences. You should consult your own tax advisor about the tax consequences of an investment in Fund Shares.

Fund distributions to you and the sale or redemption of your Fund Shares will have tax consequences to you. Such consequences may be different if you hold your Fund Shares through a tax-exempt entity or tax-advantaged retirement account, such as an individual retirement account or 401(k) plan.

The Fund has elected to be treated, and intends to qualify each year, as a regulated investment company (a "RIC") under the Code. As a RIC, the Fund is generally not subject to corporate-level U.S. federal income tax on any net ordinary income or capital gains that are timely distributed to shareholders. However, the Fund's failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in corporate-level taxation and, consequently, a reduction in amounts available for distribution to shareholders.

The Fund may enter into option agreements with the same counterparty but has taken the position that the option agreements are separate agreements. Under general tax principles, the Fund would not accrue income on separate option agreements during the term of the agreements. However, if the agreements are treated as one agreement, the Fund might be required to accrue income and make annual distributions of income. If the Fund is required to accrue income, but does not distribute the income to shareholders, the Fund may fail to qualify as a RIC. In addition, if the agreements are treated as one agreement, the Fund may fail either or both of the RIC income and diversification tests.

For purposes of the diversification tests, the identification of the issuer (or, in some cases, issuers) of a particular investment can depend on the terms and conditions of such investment. In particular, there is no published Internal Revenue Service guidance or case law on how to determine the "issuer" of various derivatives that the Fund may enter into. Therefore, there is a risk that the Fund will not meet the Code's diversification requirements and will not qualify, or will be disqualified, as a RIC.

Taxes on Distributions

Distributions by the Fund generally are taxable to you as ordinary income or capital gains. Distributions are subject to federal income tax, whether received in cash or reinvested in additional Fund Shares or shares of another fund, and may be subject to state or local taxes. Distributions of the Fund's "investment company taxable income" generally will be taxable as ordinary income to the extent of the Fund's current or accumulated earnings and profits. Notwithstanding the foregoing, distributions that are attributable to "qualified dividends" received by the Fund may be eligible to be taxed at long-term capital gains rates, as long as the Fund and the shareholder meet certain holding period requirements. It is not anticipated that the Fund will have qualified dividend income.

Distributions of the Fund's net capital gain that are properly reported by the Fund as "capital gain dividends" will generally be taxable to you as long-term capital gains, currently at a maximum rate of 20%, regardless of your holding period in the Fund's Shares. The Fund's option strategy is likely to reduce the amount of dividends that might otherwise qualify as capital gains dividends. Distributions in excess of the Fund's current and accumulated earnings and profits first will reduce your adjusted tax basis in your Fund Shares and, after the adjusted basis is reduced to zero, will constitute capital gain. Such capital gain will be long-term capital gain and thus, will be taxed at a maximum rate of 20%, if the distributions are attributable to Fund Shares that you have held for more than one year.

Certain non-corporate taxpayers will also be subject to a 3.8% U.S. federal Medicare contribution tax with respect to the lesser of (1) their "net investment income" or (2) the excess of their "modified adjusted gross income" over a threshold amount ($200,000 for single taxpayers and $250,000 for taxpayers who are married and filing jointly).

Corporate shareholders of the Fund are generally eligible for a dividends-received deduction with respect to ordinary income dividends (but not capital gain dividends) properly designated as eligible for such deduction by the Fund, as long as the Fund and the corporate shareholder meet certain holding period and other requirements. It is not anticipated that the Fund will make distributions eligible for the dividend-received deduction.

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Fund Facts

Under a dividend reinvestment service, you may have the option to have all cash distributions automatically reinvested in additional Fund Shares. Any distributions reinvested under such a service will nevertheless be taxable to you as described above.

You will have an adjusted basis in the additional Fund Shares purchased through such a reinvestment service equal to the amount of the reinvested distribution plus the amount of any fees charged for the transaction. The additional Fund Shares will have a holding period commencing on the day following the day on which they are credited to your account.

A distribution will reduce the Fund's NAV per Share and generally will be taxable to you as ordinary income or capital gain even if it is paid from income or gains earned by the Fund before you invested in the Fund. From an investment standpoint, such a distribution constitutes a return of capital. However, from a tax standpoint, it constitutes taxable income. In general, distributions are subject to federal income tax as of the date of payment. However, distributions paid in January will be treated as paid on December 31 of the prior year if they were declared and payable to shareholders of record on a date in October, November or December of the prior year.

The Fund's transactions in derivatives, as well as any of its hedging, short sale, securities loan or similar transactions may be subject to one or more special tax rules. These rules may affect whether gains and losses recognized by the Fund are treated as ordinary or capital, accelerate the recognition of income or gains to the Fund, defer losses to the Fund, and cause adjustments in the holding periods of the Fund's securities, thereby affecting whether capital gains and losses are treated as short-term or long-term. These rules could therefore affect the amount, timing and/or character of distributions to shareholders and thus taxes payable by shareholders.

The FLEX Options included in the Fund's portfolio are exchange-traded options. Under Section 1256 of the Code, certain types of exchange-traded options are treated as if they were sold (i.e., "marked to market") at the end of each year. The Fund does not believe that some of the positions in FLEX Options held by the Fund will be subject to Section 1256, which means that the positions will not be marked to market, but the positions will be subject to the straddle rules.

The straddle rules may affect the character of gains (or losses) realized by the Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that the Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

The tax consequences of straddle transactions to the Fund are not entirely clear in all situations under currently available authority. The straddle rules may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to U.S. shareholders in a non-liquidating distribution. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, if the Fund makes a non-liquidating distribution of its short-term capital gain, the amount which must be distributed to U.S. shareholders as ordinary income may be increased substantially as compared to the Fund that did not engage in such transactions.

You may be subject to federal back-up withholding tax, if you do not provide the Fund with a taxpayer identification number (for an individual, a social security number) and make other required certifications, or the Internal Revenue Service informs the Fund that your tax identification number is incorrect. Backup withholding is not an additional tax. You may claim the amount withheld as a credit on your federal income tax return, provided you furnish the appropriate information to the Internal Revenue Service.

Taxes When Shares are Sold

Any capital gain or loss realized upon a sale of Fund Shares is generally treated as long-term capital gain or loss if you have held the Fund Shares for more than one year and as short-term capital gain or loss if you have held the Fund Shares for one year or less. The ability to deduct capital losses realized on a sale of Fund Shares may be limited.

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Fund Facts

Taxes on Purchase and Redemption of Creation Units

An Authorized Participant that exchanges equity securities for Creation Units will generally recognize a gain or a loss on the exchange. Any such gain or loss will be equal to the difference between the market value of the Creation Units at the time of the exchange, plus (or minus) the cash amount received (or paid), and such Authorized Participant's aggregate basis in the securities surrendered. A person who redeems Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the aggregate market value of the securities received plus (or minus) any cash received (or paid), and such person's basis in the Creation Units redeemed. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in the Authorized Participant's economic position with respect to such Creation Units. Persons exchanging securities should consult their own tax advisor with respect to the applicability of the wash sale rules and the availability and timing of a deduction for any loss. In addition, when a regulated investment company redeems a shareholder in kind, the regulated investment company generally is not required to recognize taxable gains in respect of the portfolio securities it distributes to the redeeming shareholder. However, the Fund may be required to recognize taxable gain on the distribution of certain securities, and the Internal Revenue Service may assert that the Fund must recognize taxable gain in respect of certain other securities that the Fund distributes to a shareholder in exchange for Creation Units, which may increase the amount of taxable gains that the Fund would otherwise be required to distribute in order to maintain its qualification as a regulated investment company and avoid the Fund-level tax.

Any capital gain or loss realized upon a redemption of Creation Units is generally treated as long-term capital gain or loss if the Creation Units have been held for more than one year and as short-term capital gain or loss if the Creation Units have been held for one year or less. If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Fund Shares you purchased or sold and at what price.

Authorized Participants that are dealers may be subject to special tax rules and should consult their own tax advisors regarding the tax consequences of purchasing and redeeming Creation Units in their capacity as dealers.

Treatment of Fund Expenses

Expenses incurred and deducted by the Fund will generally not be treated as income taxable to you.

Non-U.S. Investors

If you are a non-U.S. investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you should be aware that, generally, subject to applicable tax treaties, distributions from the Fund will be characterized as dividends for U.S. federal income tax purposes (other than dividends which the Fund properly reports as capital gain dividends) and will be subject to U.S. federal income taxes, including withholding taxes, subject to certain exceptions described below. However, distributions received by a non-U.S. investor from the Fund that are properly reported by the Fund as capital gain dividends may not be subject to U.S. federal income taxes, including withholding taxes, provided that the Fund makes certain elections and certain other conditions are met. The Fund's option strategy is likely to reduce the amount of distributions otherwise eligible to be capital gains dividends.

Distributions may be subject to a U.S. withholding tax of 30% in the case of distributions to (i) certain non-U.S. financial institutions that have not entered into an agreement with the U.S. Treasury to collect and disclose certain information and are not resident in a jurisdiction that has entered into such an agreement with the U.S. Treasury and (ii) certain other non-U.S. entities that do not provide certain certifications and information about the entity's U.S. owners. The Internal Revenue Service and the Department of Treasury have issued proposed regulations providing that these withholding rules will not be applicable to the gross proceeds of share redemptions or capital gains dividends that the Fund pays.

Other Tax Matters

The foregoing is only a summary of certain federal income tax considerations of investing in the Fund under current law, which is subject to change in the future. Shareholders who are not U.S. persons within the meaning of the Code, such as non-resident aliens, foreign trusts or estates, or foreign corporations or partnerships may be subject to different U.S. federal income tax treatment.

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Fund Facts

You may also be subject to state and local taxes on distributions paid by the Fund, and sales and redemptions of Fund Shares. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific tax situation. More information about taxes can be found in the Fund's SAI.

Net Asset Value

The NAV of shares is determined at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on each day the New York Stock Exchange ("NYSE") is open. NAV is computed by determining the aggregate market value of all assets of the Fund, less its liabilities, divided by the total number of shares outstanding (assets-liabilities)/number of shares = NAV). The NYSE is closed on weekends and New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV takes into account the expenses and fees of the Fund, including management, administration, and distribution fees, which are accrued daily. The determination of NAV for the Fund for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received by the Fund (or an authorized broker or agent, or its authorized designee) before the close of trading on the NYSE on that day.

Generally, securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") National Market System for which market quotations are readily available shall be valued using the NASDAQ official closing price. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Futures, swaps and options contracts listed for trading on a futures or options exchange or board of trade for which market quotations are generally available are valued at the last quoted sale price, or, in the absence of a sale, at the mean of the last bid and ask price. Total return swaps on exchange-listed securities are valued at the last quoted sale price, or, in the absence of a sale, at the mean of the last bid and ask price.

Securities held by the Fund are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Board of Trustees ("Valuation Procedures"). If market quotations are not readily available, securities or other assets will be valued at their fair value as determined in good faith by the Adviser in accordance with procedures approved by the Board and evaluated by the Board as to the reliability of the fair value method used. In these cases, the Fund's NAV will reflect certain portfolio securities' fair values rather than their market prices. Fair value pricing involves subjective judgments, and it is possible that the fair value determined for a security or other asset may be materially different than the value that could be realized upon the sale of that security or other asset. The fair value prices can differ from market prices. The Board of Trustees has designated Calamos Advisors as "valuation designee" for the Fund. The valuation designee is responsible for determining the value of the Fund's investments. The designee may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to ensure the process produces reliable results.

The Fund may use independent pricing services to assist in calculating the value of the Fund's securities or other assets.

With respect to any portion of the Fund's assets that are invested in one or more open-end management investment companies registered under the 1940 Act, the Fund's net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

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Fund Facts

Fund Service Providers

State Street Bank and Trust Company ("State Street"), located at One Congress Street, Suite 1, Boston, Massachusetts 02114-2016, serves as the Fund's administrator, custodian, fund accounting and transfer agent.

Calamos Financial Services LLC ("CFS"), located at 2020 Calamos Court, Naperville, Illinois 60563, serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in Fund Shares.

Ropes & Gray LLP, located at 191 North Wacker Drive, 32nd Floor, Chicago, IL 60606, serves as legal counsel to the Trust.

Premium/Discount Information

Information showing the number of days the market price of the Fund Shares was greater (at a premium) and less (at a discount) than the Fund's NAV for the most recently completed calendar year, and the most recently completed calendar quarters since that year (or the life of the Fund, if shorter), is available at www.calamos.com.

Investments by Other Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including Fund Shares. The SEC adopted Rule 12d1-4 under the 1940 Act on November 19, 2020, which became effective January 19, 2021. The Fund is required to comply with the conditions of Rule 12d1-4, which allows, subject to certain conditions, the Fund to invest in other registered investment companies and other registered investment companies to invest in the Fund beyond the limits contained in Section 12(d)(1) of the 1940 Act.

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Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance for the period of April 1, 2025 (commencement of operations) through July 31, 2025. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's financial statements, are included in the SAI, which is available upon request.

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the year was as follows:

	April 1, 2025• through July 31,
	2025
Per share operating performance
Net asset value, beginning of year	$24.64
Income from investment operations:
Net investment income (loss)(a)	(0.06)
Net realized and unrealized gain (loss)	0.88
Total from investment operations	0.82
Less distributions to common shareholders from:
Net investment income	—
Total distributions	—
Net asset value, end of year	$25.46
Total return applicable to common shareholders
Total investment return based on:
Net asset value(b)	3.33%
Ratios to average net assets applicable to common shareholders
Net expenses	0.69	%(c)
Net investment income (loss)	(0.68	%)(c)
Supplemental data
Net assets applicable to common shareholders, end of year (000)	$15,915
Portfolio turnover rate(d)(e)	0%

  •  Commencement of operations.

  (a)  Net investment income (loss) allocated based on average shares method.

  (b)  Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

  (c)  Annualized.

  (d)  Not annualized.

  (e)  Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

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Other Information

Continuous Offering

The method by which Creation Units of Fund Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of Fund Shares are issued and sold by the Fund on an ongoing basis, a "distribution," as such term is used in the Securities Act of 1933, as amended (the "Securities Act"), may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirements and liability provisions of the Securities Act. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Fund Shares and sells the Fund Shares directly to customers or if it chooses to couple the creation of a supply of new Fund Shares with an active selling effort involving solicitation of secondary market demand for Fund Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in Fund Shares, whether or not participating in the distribution of Fund Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not "underwriters" but are participating in a distribution (as contrasted with engaging in ordinary secondary market transactions) and thus dealing with the Fund Shares that are part of an overallotment within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national exchange.

Disclaimer

The "S&P 500®" is a product of S&P Dow Jones Indices LLC or its affiliates ("SPDJI") and has been licensed for use by Calamos Advisors LLC ("Calamos Advisors"). S&P®, S&P 500®, SPX®, SPY®, US 500TM, The 500TM, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates ("S&P"); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"). It is not possible to invest directly in an index. The Fund is not sponsored or sold by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, "S&P Dow Jones Indices"). S&P Dow Jones Indices do not make any representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500® Index to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices' only relationship to Calamos Advisors with respect to the S&P 500® Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P 500® Index is determined, composed and calculated by S&P Dow Jones Indices without regard to Calamos Advisors or the Fund. S&P Dow Jones Indices have no obligation to take the needs of Calamos Advisors or the owners of the Fund into consideration in determining, composing or calculating the S&P 500® Index. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the Fund. There is no assurance that investment products based on the S&P 500® Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment adviser, commodity trading advisor, commodity pool operator, broker dealer, fiduciary, promoter" (as defined in the Investment Company Act of 1940, as amended), "expert" as enumerated within 15 U.S.C. § 77k(a) or tax advisor. Inclusion of a security, commodity, crypto currency or other asset within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, commodity, crypto currency or other asset, nor is it considered to be investment advice or commodity trading advice.

NEITHER S&P DOW JONES INDICES NOR THIRD PARTY LICENSOR GUARANTEES THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P 500® INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND

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Other Information

EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY CALAMOS ADVISORS, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500® INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBLITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. S&P DOW JONES INDICES HAS NOT REVIEWED, PREPARED AND/OR CERTIFIED ANY PORTION OF, NOR DOES S&P DOW JONES INDICES HAVE ANY CONTROL OVER, THE LICENSEE PRODUCT REGISTRATION STATEMENT, PROSPECTUS OR OTHER OFFERING MATERIALS. THERE ARE NO THIRD-PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND CALAMOS ADVISORS, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

Summary of Certain Provisions of the Second Amended and Restated Trust Instrument

The summary below is a synopsis of certain provisions contained in the Trust's Second Amended and Restated Trust Instrument (the "Trust Instrument"). Shareholders should refer to the Trust Instrument for further information. Defined terms have the meanings contained in the Trust Instrument.

Derivative Actions

The Second Amended and Restated Trust Instrument (the "Trust Instrument") requires, within Section 9 of Article IV, that before bringing any derivative action on behalf of the Fund, Shareholders must have made a written demand to the Board of Trustees requesting that they cause the Trust or affected Series or Class, as applicable, to file the action itself.

In order to warrant consideration, any such written demand must include at least the following:

(1)  a detailed description of the action or failure to act complained of and the facts upon which each such allegation is made;

(2)  a statement to the effect that the complaining Shareholders believe that they will fairly and adequately represent the interests of similarly situated Shareholders in enforcing the right of the Trust or the affected Series or Class, as applicable and an explanation of why the complaining Shareholders believe that to be the case;

(3)  a certification that the following requirements have been met, as well as information reasonably designed to allow the Trustees to verify that certification:

(a)  each complaining Shareholder was a Shareholder of the Trust or the affected Series or Class, as applicable, at the time of the action or failure to act complained of, or acquired the Shares afterwards by operation of law from a Person who was a Shareholder at that time; and

(b)  each complaining Shareholder was a Shareholder of the Trust or the affected Series or Class, as applicable, as of the time the demand required by Section 9 of Article IV was made; and

(4)  a certification that each complaining Shareholder will be a Shareholder of the Trust or the affected Series or Class, as applicable as of the commencement of the derivative action.

The Trust Instrument further provides that at least 10% of the Shareholders of the Trust or the affected Series or Class, as applicable, must join in bringing the derivative action. This provision does not apply to claims brought under the federal securities laws.

The Trust Instrument also provides that a copy of the derivative complaint must be served on the Trust, assuming the requirements described above have already been met and the derivative action has not been barred as further described in the Trust Instrument.

Forum and Waiver of Jury Trial

Section 10 of Article X of the Trust Instrument outlines which shareholder actions must be brought in state court and which must be brought in federal court. This section states in particular that, unless the Trust consents in writing to the selection of an alternative forum, the Federal District Courts of the United States of America shall be the sole and exclusive forum for the

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Other Information

resolution of any complaint asserting a cause of action arising under any federal securities law. This provision may increase costs for a shareholder to bring a claim or may limit a shareholder's ability to bring a claim in a judicial forum that they find more convenient or favorable. While the enforceability of the exclusive forum provisions may be challenged, this section also provides that if any provisions of Section 10 shall be held to be invalid, illegal or unenforceable, the validity, legality and enforceability of the remaining portions will still apply.

Section 10 of Article X of the Trust Instrument also states that shareholders and all other such persons bringing any such suit, action, or proceeding in the Superior Court in the State of Delaware waive the right to a trial by jury to the fullest extent permitted by law.

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For more detailed information on the Fund, several additional sources of information are available to you. The Fund's SAI, incorporated by reference into this prospectus, contains detailed information on the Fund's policies and operation. Additional information about the Fund's investments is available in the annual and semi-annual reports to shareholders and in Form N-CSR. In the Fund's annual reports, you will find a discussion of the market conditions and investment strategies that significantly impacted the Fund's performance during the last fiscal year. In Form N-CSR, you will find the Fund's annual and semi-annual financial statements. The Fund's most recent SAI, annual or semi-annual reports and certain other information are available free of charge by calling the Fund at (866) 363-9219, on the Fund's website at www.calamos.com or through your financial advisor. Shareholders may call the toll-free number above with any inquiries.

You may obtain this and other information regarding the Fund, including the SAI and Codes of Ethics adopted by the Adviser, Distributor and the Trust, directly from the SEC. Information on the SEC's website is free of charge. Visit the SEC's on-line EDGAR database at http://www.sec.gov. You may also request information regarding the Fund by sending a request (along with a duplication fee) to the SEC by sending an electronic request to publicinfo@sec.gov.

Calamos S&P 500® Structured
Alt Protection ETF® — April

2020 Calamos Court
Naperville, IL 60563-2787
866.363.9219

www.calamos.com

SEC File
#811-22887

CPSPSTAPRO 112825

Fund Name	Ticker	Exchange
Calamos S&P 500® Structured Alt Protection ETF® — May	CPSM	NYSE Arca

Prospectus November 28, 2025

The fund listed above (the "Fund") is a series of the Calamos ETF Trust (the "Trust") and an exchange-traded fund ("ETF"). The Fund lists and principally trades its shares on the NYSE Arca, Inc. ("NYSE Arca" or the "Exchange").

The U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

As described in more detail in the Fund's summary, the Fund seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the SPDR® S&P 500® ETF Trust ("Underlying ETF") up to a predetermined upside cap (the "Cap"), while protecting against 100% of the Underlying ETF's losses (before fees and expenses), over a period of approximately one-year (the "Outcome Period").

•  Upside Cap: A pre-determined upside return Cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Outcome Period. The Cap is determined before fees and expenses. The Cap is expected to change at the beginning of each new Outcome Period.

•  Capital Protection: Represents downside protection target equal to 100% of losses (before fees and expenses) of the Underlying ETF, over the Outcome Period. There is no guarantee the Fund will be successful in providing the sought-after downside protection.

•  Outcome Period: The approximate one-year period over which the Fund seeks to produce the Capital Protected Target Outcome. The current Outcome Period is from May 1, 2025 through April 30, 2026. The Fund will not terminate after the conclusion of the Outcome Period. After the conclusion of the Outcome Period, another will begin.

•  Together, the Upside Cap, Capital Protection, and Outcome Period makeup the Capital Protected Target Outcome (alternatively, the "Target Outcome").

•  The Target Outcome may not be achieved, and investors may lose some or all of their money. The Fund is designed to achieve the Target Outcome only if an investor buys on the first day of the Outcome Period and holds the Fund until the end of the Outcome Period.

•  If investors buy or sell on a date other than the start or end date of the Outcome Period, their returns will be different and they may incur losses in excess of the Capital Protection level (i.e., losses exceeding 0%) and they may not experience gains up to the Cap.

•  Investors considering purchasing shares after the beginning of the Outcome Period or considering selling their shares prior to the end of the Outcome Period should visit the Fund's website at www.calamos.com for important information and considerations regarding the Fund's potential outcomes.

•  In periods of extreme market volatility, or during market disruption events, the Fund's ability to offset investor losses via the Capital Protection or provide a return up to the stated upside Cap may be impaired.

•  The Fund will not terminate upon reaching the end of an Outcome Period. Rather, the Fund will rebalance, entering into a new set of options positions, thereby establishing a new Outcome Period, with a new Cap, and reset Capital Protection.

•  The Fund has characteristics unlike many traditional investment products and may not be suitable for all investors. The Fund is only appropriate for shareholders willing to bear losses, including some or all of their investment.

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Calamos S&P 500® Structured Alt Protection ETF® — May

Investment Objective

Calamos S&P 500® Structured Alt Protection ETF® — May (the "Fund") seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the SPDR® S&P 500® ETF Trust ("Underlying ETF") up to a cap of 7.00% (the "Cap"), while protecting against 100% of negative price return of the Underlying ETF (before fees and expenses), for the period from May 1, 2025 through April 30, 2026.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund ("Fund Shares"). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.69%
Distribution and/or Service Fees (12b-1)	0.00%
Other Expenses	0.00%
Total Annual Operating Expenses	0.69%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, whether you sell or hold your Fund Shares, would be:

You would pay the following expenses whether you sell or hold your Fund Shares at the end of the period:

One Year	Three Years	Five Years	Ten Years
$70	$221	$384	$859

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund ("ETF") that is designed to provide investors with the opportunity to benefit from increases in the Underlying ETF's share price up to the stated cap over a specified period of time of approximately one-year (the "Outcome Period"), while providing protection against decreases in the Underlying ETF's share price over the same Outcome Period (before taking fees and expenses into account).

Under normal market conditions, the Fund invests substantially all of its assets in FLexible EXchange Options ("FLEX Options") that reference the price performance of the SPDR® S&P 500® ETF Trust (the "Underlying ETF"). FLEX Options are customized equity or index option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates.

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Calamos S&P 500® Structured Alt Protection ETF® — May

The Underlying ETF is an exchange-traded unit investment trust that uses a replication strategy, meaning it invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC ("PDR") serves as the Underlying ETF's sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the S&P 500® Index. The Fund's performance does not reflect the payment of dividends by the Underlying ETF. See "The Underlying ETF" for more information.

The returns an investor will receive from an investment in the Fund have characteristics that are distinct from many other investment vehicles, including the Underlying ETF. It is important that you understand these characteristics before making an investment in the Fund.

The Fund uses FLEX Options to employ a capital protected target outcome strategy. Target outcome strategies seek to produce pre-determined investment outcomes based upon the performance of an underlying security or index. The pre-determined outcomes sought by the Fund, which include capital protection to absorb 100% of losses (before fees and expenses) in the Underlying ETF (the "Capital Protection") and upside participation to a stated cap of 7.00% (before fees and expenses) (the "Cap"), are based on the price performance of the Underlying ETF over an Outcome Period.

The outcomes the Fund seeks for investors that hold Fund Shares for an entire Outcome Period are as follows, though there can be no guarantee these results will be achieved:

•  If the Underlying ETF appreciates over the Outcome Period, the combination of FLEX Options held by the Fund seeks to provide upside participation matching that of the Underlying ETF, up to a cap that is determined at the start of the Outcome Period.

•  If the Underlying ETF decreases over the Outcome Period, the combination of FLEX Options held by the Fund seeks to provide protection against 100% of Underlying ETF losses, prior to taking into account the Fund's fees and expenses.

The Fund does not seek to provide capital protection against 100% of losses (before fees and expenses) of the Underlying ETF as of any time other than the end of the Outcome Period.

For the Outcome Period beginning on May 1, 2025 through April 30, 2026, the Cap is 7.00% and the Capital Protection is 100%. When the Fund's fees and expenses are taken into account, the Cap is 6.31% and the Capital Protection is 99.31%. The Cap and Capital Protection will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee.

The current Outcome Period is from May 1, 2025 through April 30, 2026. The Fund will not terminate after the conclusion of the Outcome Period. After the conclusion of the Outcome Period, another will begin. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Outcome Period. This means that the Cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The capital protection will remain the same for each Outcome Period. The Capital Protection and Cap, and the Fund's value relative to each, should be considered before investing in the Fund. The Fund will be perpetually offered and not terminate after the current or any subsequent Outcome Period. Approximately one week prior to the end of an Outcome Period, the Fund's website will be updated to alert existing shareholders that the Outcome Period is approaching its conclusion and will disclose the anticipated Cap range for the next Outcome Period. See "Subsequent Outcome Periods" for more information.

Upon conclusion of the Outcome Period, the Fund will receive the cash value of all the FLEX Options it held for that Outcome Period. It will then invest in a new series of FLEX Options with an expiration date of approximately one year in the future, and a new Outcome Period will begin. Each FLEX Option's value is ultimately derived from the performance of the Underlying ETF's share price during that time. As the terms of the FLEX Options do not change during an Outcome Period, the outcomes, including the Cap and Capital Protection discussed below, will be measured to the Fund's net asset value ("NAV") on the first day of the Outcome Period.

The stated Cap and Capital Protection may only be realized by investors who continuously hold Fund Shares from the commencement of an Outcome Period until its conclusion. An investor who purchases Fund Shares other than on the first day of an Outcome Period and/or sells Fund Shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. While the Cap and Capital Protection provide

CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® — MAY
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Calamos S&P 500® Structured Alt Protection ETF® — May

the intended outcomes only for investors that hold their Fund Shares throughout the complete term of the Outcome Period, an investor can expect the value of their Fund Shares to generally move in the same direction as the Underlying ETF during the Outcome Period. If investors buy or sell on a date other than the start or end date of the Outcome Period, their returns will be different and they may incur losses in excess of the Capital Protection level (i.e., losses exceeding 0%) and they may not experience gains up to the Cap. See "Capital Protection and Cap" for more information.

The Fund's website, www.calamos.com, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Outcome Period, including the Fund's value relative to the Cap and Capital Protection. Before purchasing Fund Shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund Shares on a particular day and held through the end of the Outcome Period.

The Fund's investment objective is not a fundamental policy, and therefore may be changed by the Board without shareholder approval.

The Fund seeks to generate returns that match the Underlying ETF, up to the Cap (discussed in detail below), while limiting downside losses. The hypothetical illustrations provided below are designed to illustrate the outcomes that the Fund seeks to provide for investors who hold Fund Shares for the entirety of the Outcome Period. The hypothetical examples set forth below do not represent the performance of the Fund and investors should not rely on the hypothetical examples shown below as an indication of the actual or future performance of the Fund. There is no guarantee that the Fund will be successful in its attempt to provide the target outcomes for an Outcome Period. The returns that the Fund seeks to provide do not include the costs associated with purchasing Fund Shares and certain expenses incurred by the Fund. In the payoff profile illustration, the dotted line represents the Underlying ETF's performance, and the solid line represents the return profile gross of fees and expenses sought by the Fund in relation to the Underlying ETF's indicated performance. The bar chart below represents the Fund's hypothetical intended return profile based upon the performance of the Underlying ETF.

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Calamos S&P 500® Structured Alt Protection ETF® — May

Explanation of diagram:

1.  Calamos S&P 500® Structured Alt Protection ETF® — May Participation Layer: The dotted grey line represents the first layer, which involves purchasing a near zero-strike (i.e., deep in-the-money) call on the reference asset, at a pre-determined strike to provide full participation to the price return of the underlying reference asset. In other words, the full price participation provided by this layer provides potential gains and losses that are tantamount to that of owning the underlying reference asset outright, except that this layer does not participate in the dividend yield of the underlying reference asset.

2.  Capital Protection Layer: The solid grey line represents the second layer, which involves purchasing an at-the-money put option, which produces protection equal to 100% of losses (before fees and expenses) of the price return of the reference asset, over the Outcome Period.

3.  Upside Participation Layer (the "Cap"): The solid black line illustrates the final layer, which involves selling an out-of-the-money call, thereby creating the upside cap. The strike price at which the call is sold is determined so that the combined net options purchase price is approximately equal to the underlying asset's current value. The cost of this layer is a credit equal to the price that would make the total package "no-cost" or fully financed.

The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act").

Capital Protection and Cap

The Fund seeks to provide capital protection to absorb 100% of losses (before fees and expenses) of the Underlying ETF at the end of each Outcome Period. When the Fund's management fees are taken into account, the Capital Protection level is reduced to 99.31%. The Capital Protection level will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. If the Fund is required to increase its holdings of cash during the Outcome Period to pay fees and expenses incurred by the Fund, the Capital Protection level may be further reduced. The Fund does not seek to provide capital protection against 100% of losses (before fees and expenses) of the Underlying ETF as of any time other than the end of the Outcome Period.

During the Outcome Period, there may be periods of significant disparity between the Fund's NAV and the Underlying ETF's price performance. As the Underlying ETF price and the Fund's NAV change over the Outcome Period, an investor acquiring Fund Shares after the start of the Outcome Period will likely have a different return potential than an investor who purchased Fund Shares at the start of the Outcome Period. This is because while the Cap and Capital Protection for the Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of an Outcome Period and remain constant throughout the Outcome Period, an investor purchasing Fund Shares at market value during the Outcome

CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® — MAY
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Calamos S&P 500® Structured Alt Protection ETF® — May

Period likely purchased Fund Shares at a price that is different from the Fund's NAV at the start of the Outcome Period (i.e., the NAV that the Cap and Capital Protection reference). For example, if an investor purchases Fund Shares during an Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Outcome Period (the "Initial Fund Value"), that investor's Cap will essentially be decreased by the amount of the increase in the Underlying ETF's value, and the capital protection will not set in until the Fund's NAV returns to its Initial Fund Value (i.e., a shareholder must experience losses prior to gaining the protection offered by the Fund's Capital Protection because the Fund must first decrease in value to its Initial Fund Value for the Outcome Period before subsequent losses will be protected by the Capital Protection). Conversely, if an investor purchases Fund Shares during an Outcome Period at a time when the Underlying ETF has decreased in value, the Fund's NAV may dip below the Initial Fund Value. However, in this scenario, that investor's potential gain could be larger than the Fund's Cap for the Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Outcome Period through the date the investor purchased its Fund Shares plus any additional gains between the Initial Fund Value and the Cap. There is no guarantee that the Fund will recover such value or experience such gains. The Cap and capital protection relative to the Initial Fund Value, however, will not change over the Outcome Period.

While the Fund seeks to provide 100% protection against losses experienced by the Underlying ETF (before fees and expenses) for shareholders who hold Fund Shares for an entire Outcome Period, there is no guarantee it will successfully do so. If the Fund's NAV has increased significantly, a shareholder that purchases Fund Shares after the first day of an Outcome Period could lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear those losses. There is no guarantee the capital protection and cap will be successful and a shareholder investing at the beginning of an Outcome Period could also lose their entire investment.

The returns of the Fund are subject to a cap for each Outcome Period, calculated (before fees and expenses) at the beginning of each Outcome Period.. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return Cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Outcome Period. If the Underlying ETF experiences any percentage gains over the amount of the Cap, Fund shareholders will not experience those gains. Therefore, regardless of the price return of the Underlying ETF, the Cap (net of fees) is the maximum return an investor can achieve from an investment in the Fund for that Outcome Period. The Cap is set on the first day of each Outcome Period. The Cap is provided prior to taking into account annual Fund management fees of 0.69% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses (such as unexpected litigation) incurred by the Fund. The pre-determined Cap applicable to an Outcome Period will vary based on prevailing market conditions at the time that the Cap is set, including interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the FLEX Options.

The Cap level is a result of the design of the Fund's principal investment strategy. To provide the Capital Protected Target Outcome, the Fund purchases and sells a series of put and call FLEX Options on or around the last business day of the month prior to the beginning of an Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The Adviser will calculate the amount of premiums that the Fund will owe on the put options acquired to provide the Capital Protection and will then sell call FLEX Options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The Cap is the strike price of those FLEX Options the Fund is selling. The Cap, and the Fund's value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund Shares during an Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Outcome Period to a level near the Cap, an investor purchasing Fund Shares will have limited to no gain potential for the remainder of the Outcome Period (because the investor's potential gain will be limited to the difference between the Fund's NAV on the date the investor purchased the Fund Shares and the Cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which it purchased its Fund Shares and the Initial Fund Value for the Outcome Period before subsequent losses will be protected by the Capital Protection. If an investor buys Fund Shares when the price exceeds the Cap, an investor selling their shares at the end of the Outcome Period will not experience any gain regardless of the price return of the Underlying ETF.

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Calamos S&P 500® Structured Alt Protection ETF® — May

There is no guarantee that the Fund will be successful in providing these investment outcomes for any Outcome Period, and an investor may experience returns on the Fund significantly below the Cap.

In periods of extreme market volatility or during market disruption events, the Fund's ability to offset investor losses through the use of the FLEX Options to achieve the stated Capital Protection, or provide a return up to the stated upside Cap may be impaired, resulting in an upside limit significantly below the Cap and downside protection significantly lower than full capital protection (i.e., losses greater than 0%), because the Fund may not be able to trade or exercise existing FLEX Options, or may not receive timely payment from its counterparties. An investor may lose their entire investment and an investment in the Fund is only appropriate for investors willing to bear those losses.

For each Outcome Period, the Fund will invest in both purchased and written put and call FLEX Options that reference the Underlying ETF. Because the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options impact the correlation between the Fund's NAV and the price of the Underlying ETF.

General Information about FLEX Options

FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation ("OCC"). The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the "buyer for every seller and the seller for every buyer," with the goal of protecting clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events, as more fully described in the Fund's Statement of Additional Information. Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and subject to the risk that the OCC may fail to perform the settlement of the FLEX Options due to bankruptcy or other adverse reasons. The FLEX Options that the Fund will hold that reference the Underlying ETF will give the Fund the right or the obligation to either receive or deliver shares of the Underlying ETF, or the right or the obligation to either receive or deliver a cash payment on the option expiration date based upon the difference between the Underlying ETF's value and a strike price, depending on whether the option is a put or call option and whether the Fund purchases or sells the option. The FLEX Options held by the Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date. The Fund will generally, under normal conditions, hold FLEX Options for each Outcome Period. The Fund will purchase call options (giving the Fund the right to receive shares of the Underlying ETF or a cash payment) and put options (giving the Fund the right to deliver shares of the Underlying ETF or a cash payment), while simultaneously selling (i.e., writing) call options (giving the Fund the obligation to deliver shares of the Underlying ETF or a cash payment). The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the Fund expects the FLEX Options to be fully covered and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchanges on which the FLEX Options are listed do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts but may charge transaction fees. Each of the FLEX Options purchased and sold throughout the Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Outcome Period. On the Flex Options expiration date, the Fund intends to sell the Flex Options prior to their expiration or cash-settle the Flex Options and use the resulting proceeds to purchase new Flex Options for the next Outcome Period.

The Underlying ETF

The Underlying ETF is an exchange-traded unit investment trust that uses a replication strategy, meaning it invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC ("PDR") serves as the Underlying ETF's sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the S&P 500® Index (the "Index"). See below for a description of the Underlying ETF's principal investment strategies and risks. You can find the Underlying ETF's prospectus and other information about the ETF, including the statement of additional information and most recent reports to shareholders, online at https://www.ssga.com/us/en/intermediary/etfs/spdr-sp-500-etf-trust-spy.

CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® — MAY
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Calamos S&P 500® Structured Alt Protection ETF® — May

The summary information below regarding the Underlying ETF comes from its filings with the SEC. You are urged to refer to the SEC filings made by the Underlying ETF and to other publicly available information (e.g., the ETF's annual reports) to obtain an understanding of the ETF's business and financial prospects. The following description of the Underlying ETF's principal investment strategies was taken directly from the Underlying ETF's prospectus, dated January 27, 2025 ("SPY" refers to the Underlying ETF; other defined terms have been modified).

"SPY seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index (the "Portfolio"), with the weight of each stock in SPY's Portfolio substantially corresponding to the weight of such stock in the Index. In SPY's prospectus, the term "Portfolio Securities" refers to the common stocks that are actually held by SPY and make up SPY's Portfolio, while the term "Index Securities" refers to the common stocks that are included in the Index, as determined by the index provider, S&P Dow Jones Indices LLC ("S&P"). At any time, SPY's Portfolio will consist of as many of the Index Securities as is practicable. To maintain the correspondence between the composition and weightings of Portfolio Securities and Index Securities, State Street Global Advisors Trust Company (the "Trustee") or its parent company, State Street Bank and Trust Company ("SSBT") adjusts SPY's Portfolio from time to time to conform to periodic changes made by S&P to the identity and/or relative weightings of Index Securities in the Index. SPY's Trustee or SSBT aggregates certain of these adjustments and makes changes to SPY's Portfolio at least monthly, or more frequently in the case of significant changes to the Index. SPY may pay transaction costs, such as brokerage commissions, when it buys and sells securities (or "turns over" its Portfolio). Such transaction costs may be higher if there are significant rebalancings of Index Securities in the Index, which may also result in higher taxes when SPY's units are held in a taxable account. These costs, which are not reflected in SPY's estimated annual Trust ordinary operating expenses, affect SPY's performance. During the most recent fiscal year, SPY's portfolio turnover rate was 3% of the average value of its portfolio. SPY's portfolio turnover rate does not include securities received or delivered from processing creations or redemptions of SPY's units. Portfolio turnover will be a function of changes to the Index as well as requirements of SPY's trust agreement. ... Although SPY may fail to own certain Index Securities at any particular time, SPY generally will be substantially invested in Index Securities, which should result in a close correspondence between the performance of the Index and the performance of SPY. ... SPY does not hold or trade futures or swaps and is not a commodity pool. The Index includes five hundred (500) selected companies, all of which are listed on national stock exchanges and spans a broad range of major industries. ... Since 1968, the Index has been a component of the U.S. Commerce Department's list of Leading Indicators that track key sectors of the U.S. economy. Current information regarding the market value of the Index is available from market information services. The Index is determined, comprised and calculated without regard to SPY."

As of November 11, 2025, the Underlying ETF had significant investments in information technology companies.

Subsequent Outcome Periods

The Fund will alert existing shareholders to the new Cap at the beginning of each new Outcome Period in the following manner:

1.  Approximately one week prior to the end of the current Outcome Period, the Fund will make a sticker filing that will alert existing shareholders that the Outcome Period is approaching its conclusion and disclose the anticipated Cap range for the next Outcome Period. This filing will be mailed to existing shareholders.

2.  Following the close of business on the last day of the Outcome Period, the Fund will make a sticker filing that discloses the Fund's Cap for the next Outcome Period. This filing will be mailed to existing shareholders.

3.  On the first day of the new Outcome Period, the Fund will file a full prospectus that incorporates the sticker filing from the previous evening which replaces the Caps/dates associated with the previous Outcome Period with the Caps/dates associated with the new Outcome Period. Correspondingly, the Fund will file a revised summary prospectus that reflects such changes.

The information referenced above will also be available on the Fund's website at www.calamos.com.

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Calamos S&P 500® Structured Alt Protection ETF® — May

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. You should not consider investing in the Fund if your investment objective differs from the Fund's investment objective or if you are not willing to accept the principal risks associated with an investment in the Fund. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a "principal risk" of investing in the Fund, regardless of the order in which it appears. The principal risks of investing in the Fund include:

•  Authorized Participant Concentration Risk — Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs, such as the Fund, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

•  Cap Change Risk — A new Cap is established at the beginning of each Outcome Period and is dependent on prevailing market conditions at the time the Cap is established. As such, the Cap may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods. Investors should monitor the changes in the Cap for each Outcome Period, information for which will be made available pursuant to the procedure outlined in the Fund's prospectus.

•  Capital Protection Risk — There can be no guarantee that the Fund will be successful in its strategy to provide protection against 100% of Underlying ETF losses if the Underlying ETF's share price decreases over the duration of the Outcome Period. The Fund's strategy seeks to deliver returns that match those of the Underlying ETF (up to the Cap), while limiting downside losses, if Fund Shares are held at the time at which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Fund Shares after the FLEX Options were entered into or sells Fund Shares prior to the expiration of the FLEX Options, the Capital Protection that the Fund seeks to provide may not be available. If the Outcome Period has begun and the Underlying ETF has increased in value, the Capital Protection will not protect any decreases in the value of the Underlying ETF to the extent of such appreciation, and therefore an investor may experience losses from this appreciated value until the Fund reaches its original NAV from the commencement of the Outcome Period. Similarly, if an investor purchases Fund Shares after the commencement of the Outcome period and the Underlying ETF has increased in value, an investor purchasing Shares at that point will not benefit from the Capital Protection until the Underlying ETF's value decreases to its original value at the commencement of the Outcome Period. Accordingly, such investor will not receive the protection that the Fund seeks to provide until the Fund experiences losses that return it to its value at the commencement of the Outcome Period. If the FLEX Options (and therefore the Capital Protection) do not perform as expected, an investor may experience significant losses on its investment, including the loss of its entire investment.

•  Capped Upside Risk — The Fund's strategy seeks to provide returns that are subject to the Cap. In the event that the Underlying ETF experiences gains in excess of the Cap for the Outcome Period, the Fund will not participate in, and will underperform the Underlying ETF to the extent of, those gains beyond the Cap. The Fund's strategy seeks to deliver returns that match those of the Underlying ETF (up to the Cap), while protecting against the entirety of downside losses of the Underlying ETF, if Fund Shares are held at the time at which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Fund Shares after the FLEX Options were entered into, there may be little or no ability for that investor to experience an investment gain on their Fund Shares (and such investor may be subjected to potential losses between that Fund Share price and the Fund's

CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® — MAY
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Calamos S&P 500® Structured Alt Protection ETF® — May

NAV at the commencement of the Outcome Period). Further, because the FLEX Options are designed to produce returns that match the price return of the Underlying ETF (subject to the Cap) on the last day of the Outcome Period, if an investor sells Fund Shares prior to the expiration date of the FLEX Options such investor may sell at a point where the Fund's performance does not match the performance of the Underlying ETF over the Outcome Period, and therefore may sell at a point where the Fund has underperformed the Underlying ETF.

•  Cash Holdings Risk — To the extent the Fund holds cash positions, the Fund risks achieving lower returns and potential lost opportunities to participate in market appreciation which could negatively impact the Fund's performance and ability to achieve its investment objective.

•  Clearing Member Default Risk — Transactions in some types of derivatives, including FLEX Options, are required to be centrally cleared ("cleared derivatives"). In a transaction involving cleared derivatives, the Fund's counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house ("clearing members") can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member's individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its FLEX Options may, in certain circumstances, be used to satisfy losses of other clients of the Fund's clearing member. In addition, although clearing members guarantee performance of their clients' obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member's bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund's behalf, which heightens the risks associated with a clearing member's default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund's ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund's behalf, the Fund may be unable to effectively implement its investment strategy.

•  Correlation Risk — The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods, consistent with the Fund's valuation policy. Because a component of the FLEX option's value will be affected by, among other things, changes in the Underlying ETF's share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF's share price and the remaining time until the FLEX Options expire, the value of the Fund's FLEX Options positions is not anticipated to increase or decrease at the same rate as the Underlying ETF's share price, and it is possible they may move in different directions, and as a result, the Fund's NAV may not increase or decrease at the same rate as the Underlying ETF's share price. The Fund's strategy is designed to produce the outcomes upon the expiration of the FLEX Options on the last business day of the Outcome Period, and it should not be expected that the outcomes will be provided at any point other than the end of the Outcome Period.

•  Costs of Buying and Selling Fund Shares — Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

•  Derivatives Risk — Derivatives are instruments, such as options, futures and forward foreign currency contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. In addition, derivative instruments are subject to counterparty risk, meaning that the party with whom the Fund enters into a derivative transaction may experience a significant credit event and/or may be

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Calamos S&P 500® Structured Alt Protection ETF® — May

unwilling or unable to make timely settlement payments or otherwise honor its obligations. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.

•  Equity Securities Risk — The securities markets are volatile, and the market prices of the Underlying ETF's securities may decline generally. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. If the market prices of the securities owned by the Underlying ETF fall, the value of your investment in the Fund will decline.

•  FLEX Options Risk — The Fund may invest in FLEX Options issued and guaranteed for settlement by The Options Clearing Corporation ("OCC"). FLEX Options are customized option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be illiquid, and in such cases, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options and changing volatility levels of the reference asset. In connection with the creation and redemption of Fund Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Fund at prices that reflect the market price of the Fund Shares, the Fund's NAV and, in turn the share price of the Fund, could be negatively impacted. The Fund may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless.

•  Investment Timing Risk — An investor who purchases Fund Shares other than on the first day of the options package and/or sells Fund Shares before the options package expires may not experience the 100% downside protection or upside participation in the Underlying ETF. The Fund's downside protection and upside participation of the Underlying ETF may only be available for investors who hold Fund Shares throughout the complete term of the options package. An investor can expect their Fund Shares to move generally in the same direction as the Underlying ETF during the one-year options package. However, Fund Shares may not experience the same price movement as the price movement of the Underlying ETF. During the duration of the option package, there may be periods of significant disparity between the Fund's NAV and the Underlying ETF's price performance. For example, if an investor purchases Fund Shares during an options package period at a time when the Underlying ETF's share price has increased from its price at the beginning of the options package period, the investor may not be 100% protected against Underlying ETF downside losses. In addition, if an investor purchases Fund Shares during an options package period at a time when the Underlying ETF's share price has increased from its price at the beginning of the options package period, that investor's cap will essentially be decreased from the stated Cap by the amount of the increase in the Underlying ETF's value.

•  Large-Capitalization Investing Risk — Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks. In addition, larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer preferences. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•  Liquidity Risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® — MAY
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Calamos S&P 500® Structured Alt Protection ETF® — May

•  Liquidity Risk — FLEX Options — In the event that trading in the underlying FLEX Options is limited or absent, the value of the Fund's FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities, including certain non-customized option contracts. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. Additionally, the liquidation of a large number of FLEX Options may more significantly impact the price in a less liquid market. Further, the Fund requires a sufficient number of participants to facilitate the purchase and sale of options on an exchange to provide liquidity to the Fund for its FLEX Option positions. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

•  Market Maker Risk — If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund's net asset value and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of the Fund Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund's portfolio securities and the Fund's market price. This reduced effectiveness could result in Fund Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Fund Shares.

•  Market Risk — The risk that the securities markets will increase or decrease in value is considered market risk and applies to any security. If there is a general decline in the stock or fixed-income market, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests.

•  New Fund Risk — The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

•  Non-Diversification Risk — The Fund is classified as "non-diversified" under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code").

•  Options Risk — The Fund's ability to close out its position as a purchaser or seller of an over-the-counter or exchange-listed put or call option is dependent, in part, upon the liquidity of the options market. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Fund's ability to utilize options successfully will depend on the ability of the Fund's investment adviser to predict pertinent market movements, which cannot be assured. The Fund may also purchase or write over-the-counter put or call options, which involves risks different from, and possibly greater than, the risks associated with exchange-listed put or call options. Over-the-counter put or call options may expose the Fund to the risk that a counterparty may be unable or unwilling to perform according to a contract, and that any deterioration in a counterparty's creditworthiness could adversely affect the instrument. In addition, the Fund may be exposed to a risk that losses may exceed the amount originally invested.

•  Premium-Discount Risk — Fund Shares may trade above or below their NAV. The market prices of Fund Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Fund Shares on the Exchange. The trading price of Fund Shares may deviate significantly from NAV during periods of market volatility.

•  Secondary Market Trading Risk — Investors buying or selling Fund Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund Shares. Although the Fund Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Fund Shares on the Exchange may be halted.

•  Sector Risk — To the extent the Underlying ETF invests a significant portion of its assets in a particular sector, a greater portion of the Fund's performance may be affected by the general business and economic conditions affecting that sector. Each sector may share economic risk with the broader market, however there may be economic risks specific to

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Calamos S&P 500® Structured Alt Protection ETF® — May

each sector. As a result, returns from those sectors may trail returns from the overall stock market, and it is possible that the Underlying ETF may underperform the broader market.

•  Tax Risk — The Fund has elected and intends to qualify each year to be treated as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The federal income tax treatment of the securities in which the Fund may invest, including the Fund's option strategy, may not be clear or may be subject to recharacterization by the Internal Revenue Service. It could be more difficult to comply with the tax requirements applicable to RICs if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the Internal Revenue Service. Any such failure to comply with the rules applicable to RICs could cause the Fund to fail to qualify as such. To qualify and maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published Internal Revenue Service guidance or case law on how to determine the "issuer" of certain derivatives that the Fund will enter into. Based upon the language in the legislative history, the Fund intends to treat the issuer of an equity option as the referenced asset and to treat any income it may derive from an equity option as "qualifying income" under the provisions of the Code applicable to RICs. In the case of FLEX Options, assuming the referenced asset qualifies as a RIC, treating the issuer as the referenced asset would allow the Fund to count the FLEX Options as automatically diversified investments under the RIC diversification requirements. If the income is not qualifying income or the issuer of equity options, including FLEX Options, is not appropriately the referenced asset, the Fund may not qualify, or may be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund's taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

The Fund's investments in offsetting positions with respect to the Underlying ETF may affect the character of gains or losses realized by the Fund under the Code's "straddle" rules and may increase the amount of short-term capital gain realized by the Fund. Certain options the Fund holds may not qualify as "Section 1256 contracts" under Section 1256 of the Code, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

Offsetting FLEX Options are held by a single person, the IRS may take the position that the FLEX Options, viewed together, should be treated as a single debt instrument for federal tax purposes. The result of such a position would be that the Fund would fail the RIC diversification tests, causing the RIC to be taxed as a C corporation, unless certain cure rights based upon reasonable cause may apply. The Fund has obtained an opinion of tax counsel that the FLEX Options should not be collapsed into a single instrument. However, such an opinion is not binding upon the IRS or the courts.

•  Trading Issues Risk — Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange's "circuit breaker" rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund's assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.

•  Underlying ETF Risk — The Fund invests in FLEX Options that reference an ETF, which subjects the Fund to certain of the risks of owning shares of an ETF as well as the types of instruments in which the Underlying ETF invests. The value of an ETF will fluctuate over time based on fluctuations in the values of the securities held by the ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. In addition, ETFs are subject to absence of an active market risk, premium/discount risk, tracking error risk and trading issues risk. Brokerage, tax and other expenses may negatively impact the performance of the Underlying ETF and, in turn, the value of the Fund's shares. An ETF that tracks an index may not exactly match the performance of the index due to cash drag, differences between the portfolio of the ETF and the components of the index, expenses and other factors.

CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® — MAY
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Calamos S&P 500® Structured Alt Protection ETF® — May

•  Valuation Risk — During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options may become more difficult. In market environments where there is reduced availability of reliable objective pricing data, the judgment of the Fund's investment adviser in determining the fair value of the security may play a greater role. While such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.

Fund Performance

The Fund commenced operations on May 1, 2024, and thus does not yet have annual returns for a full calendar year. Accordingly, performance data is not included. Performance information is available at no cost by visiting www.calamos.com. Past performance (before and after taxes) is not an indication of future performance.

Investment Adviser

Calamos Advisors LLC ("Calamos Advisors" or the "Adviser")

Portfolio Managers

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH ADVISER
David O'Donohue	Since May 2024	SVP, Sr. Co-Portfolio Manager
Jimmy Young	Since May 2024	SVP, Co-Portfolio Manager
Eli Pars	Since May 2024	SVP, Sr. Co-Portfolio Manager
Jason Hill	Since May 2024	SVP, Sr. Co-Portfolio Manager
Anthony Vecchiolla	Since May 2024	VP, Co-Portfolio Manager
Jordan Rosenfeld	Since November 2025	VP, Co-Portfolio Manager

PROSPECTUS | November 28, 2025
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Other Important Information Regarding Fund Shares

Portfolio Holdings. The Fund's portfolio holdings are disclosed on its website daily after the close of trading on the Exchange and prior to the opening of trading on the Exchange the following day. A description of the Fund's policies and procedures with respect to the disclosure of such Fund's portfolio holdings is available in the Fund's Statement of Additional Information ("SAI").

Premium/Discount Information. Information about the premiums and discounts at which the Fund's Shares have traded will be available at www.calamos.com.

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as "Creation Units." Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at net asset value ("NAV"), Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the "bid-ask spread"). Recent information regarding the Fund's NAV, market price, premiums and discounts, and bid-ask spreads is available at https://www.calamos.com/.

Tax Information

Net investment income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute net investment income and capital gains, if any, at least annually.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), such Fund and its related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® — MAY
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Additional Information About Investment Strategies and Related Risks

The Fund's investment objective and each of the policies described herein are non-fundamental policies that may be changed by the Board of Trustees of the Trust (the "Board") without shareholder approval. The Fund may liquidate and terminate at any time without shareholder approval.

What are the investment objectives and principal strategies for the Fund?

The Fund is an actively managed exchange-traded fund ("ETF") that is designed to provide investors with the opportunity to benefit from increases in the Underlying ETF's share price up to the stated cap over a specified period of time of approximately one-year (the "Outcome Period"), while providing protection against decreases in the Underlying ETF's share price over the same Outcome Period (before taking fees and expenses into account).

Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange Options ("FLEX Options") that reference the price performance of the SPDR® S&P 500® ETF Trust (the "Underlying ETF"). FLEX Options are customized equity or index option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates.

The Underlying ETF is an exchange-traded unit investment trust that uses a replication strategy, meaning it invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC ("PDR") serves as the Underlying ETF's sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the S&P 500® Index. The Fund's performance does not reflect the payment of dividends by the Underlying ETF. See "The Underlying ETF" for more information.

The returns an investor will receive from an investment in the Fund have characteristics that are distinct from many other investment vehicles, including the Underlying ETF. It is important that you understand these characteristics before making an investment in the Fund.

The Fund uses FLEX Options to employ a capital protected target outcome strategy. Target outcome strategies seek to produce pre-determined investment outcomes based upon the performance of an underlying security or index. The pre-determined outcomes sought by the Fund, which include capital protection to absorb 100% of losses (before fees and expenses) in the Underlying ETF (the "Capital Protection") and upside participation to a stated cap of 7.00% (before fees and expenses) (the "Cap"), are based on the price performance of the Underlying ETF over an approximate one-year period (the "Outcome Period").

The outcomes the Fund seeks for investors that hold Fund Shares for an entire Outcome Period are as follows, though there can be no guarantee these results will be achieved:

•  If the Underlying ETF appreciates over the Outcome Period, the combination of FLEX Options held by the Fund seeks to provide upside participation matching that of the Underlying ETF, up to a Cap that is determined at the start of the Outcome Period.

•  If the Underlying ETF decreases over the Outcome Period, the combination of FLEX Options held by the Fund seeks to provide protection against 100% of Underlying ETF losses, prior to taking into account the Fund's fees and expenses.

The Fund does not seek to provide capital protection against 100% of losses (before fees and expenses) of the Underlying ETF as of any time other than the end of the Outcome Period.

For the Outcome Period beginning on May 1, 2025 through April 30, 2026, the Cap is 7.00% and the Capital Protection is 100%. When the Fund's fees and expenses are taken into account, the Cap is 6.31% and the Capital Protection is 99.31%. The Cap and Capital Protection will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee.

The current Outcome Period is from May 1, 2025 through April 30, 2026. The Fund will not terminate after the conclusion of the Outcome Period. After the conclusion of the Outcome Period, another will begin. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Outcome

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Additional Information About Investment Strategies and Related Risks

Period. This means that the Cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The capital protection will remain the same for each Outcome Period. The Capital Protection and Cap, and the Fund's value relative to each, should be considered before investing in the Fund. The Fund will be perpetually offered and not terminate after the current or any subsequent Outcome Period. Approximately one week prior to the end of an Outcome Period, the Fund's website will be updated to alert existing shareholders that the Outcome Period is approaching its conclusion and will disclose the anticipated Cap range for the next Outcome Period. See "Subsequent Outcome Periods" for more information.

Upon conclusion of the Outcome Period, the Fund will receive the cash value of all the FLEX Options it held for that Outcome Period. It will then invest in a new series of FLEX Options with an expiration date of approximately one year in the future, and a new Outcome Period will begin. Each FLEX Option's value is ultimately derived from the performance of the Underlying ETF's share price during that time. As the terms of the FLEX Options do not change during an Outcome Period, the outcomes, including the Cap and 100% Capital Protection discussed below, will be measured to the Fund's net asset value ("NAV") on the first day of the Outcome Period.

The stated Cap and Capital Protection may only be realized by investors who continuously hold Fund Shares from the commencement of an Outcome Period until its conclusion. An investor who purchases Fund Shares other than on the first day of an Outcome Period and/or sells Fund Shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. While the Cap and Capital Protection provide the intended outcomes only for investors that hold their Fund Shares throughout the complete term of the Outcome Period, an investor can expect the value of their Fund Shares to generally move in the same direction as the Underlying ETF during the Outcome Period. If investors buy or sell on a date other than the start or end date of the Outcome Period, their returns will be different and they may incur losses in excess of the Capital Protection level (i.e., losses exceeding 0%) and they may not experience gains up to the Cap. See "Capital Protection and Cap" for more information.

The Fund's website, www.calamos.com, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Outcome Period, including the Fund's value relative to the Cap and Capital Protection. Before purchasing Fund Shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund Shares on a particular day and held through the end of the Outcome Period.

The Fund's investment objective is not a fundamental policy and therefore may be changed by the Board without shareholder approval.

The Fund seeks to generate returns that match the Underlying ETF, up to the Cap (discussed in detail below), while limiting downside losses. The hypothetical illustrations provided below are designed to illustrate the outcomes that the Fund seeks to provide for investors who hold Fund Shares for the entirety of the Outcome Period. The hypothetical examples set forth below do not represent the performance of the Fund and investors should not rely on the hypothetical examples shown below as an indication of the actual or future performance of the Fund. There is no guarantee that the Fund will be successful in its attempt to provide the target outcomes for an Outcome Period. The returns that the Fund seeks to provide do not include the costs associated with purchasing Fund Shares and certain expenses incurred by the Fund. In the payoff profile illustration, the dotted line represents the Underlying ETF's performance, and the solid line represents the return profile gross of fees and expenses sought by the Fund in relation to the Underlying ETF's indicated performance. The bar chart below represents the Fund's hypothetical intended return profile based upon the performance of the Underlying ETF.

CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® — MAY
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Additional Information About Investment Strategies and Related Risks

Explanation of diagram:

1.  Calamos S&P 500® Structured Alt Protection ETF® — May Participation Layer: The dotted grey line represents the first layer, which involves purchasing a near zero-strike (i.e., deep in-the-money) call on the reference asset, at a pre-determined strike to provide full participation to the price return of the underlying reference asset. In other words, the full price participation provided by this layer provides potential gains and losses that are tantamount to that of owning the underlying reference asset outright, except that this layer does not participate in the dividend yield of the underlying reference asset.

2.  Capital Protection Layer: The solid grey line represents the second layer, which involves purchasing an at-the-money put option, which produces protection equal to 100% of losses (before fees and expenses) of the price return of the reference asset, over the Outcome Period.

3.  Upside Participation Layer (the "Cap"): The solid black line illustrates the final layer, which involves selling an out-of-the-money call, thereby creating the upside cap. The strike price at which the call is sold is determined so that the combined net options purchase price is approximately equal to the underlying asset's current value. The cost of this layer is a credit equal to the price that would make the total package "no-cost" or fully financed.

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Additional Information About Investment Strategies and Related Risks

The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act").

Capital Protection and Cap

The Fund seeks to provide capital protection to absorb 100% of losses (before fees and expenses) of the Underlying ETF at the end of each Outcome Period. When the Fund's management fees are taken into account, the Capital Protection level is reduced to 99.31%. The Capital Protection level will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. If the Fund is required to increase its holdings of cash during the Outcome Period to pay fees and expenses incurred by the Fund, the Capital Protection level may be further reduced. The Fund does not seek to provide capital protection against 100% of losses (before fees and expenses) of the Underlying ETF as of any time other than the end of the Outcome Period.

During the Outcome Period, there may be periods of significant disparity between the Fund's NAV and the Underlying ETF's price performance. As the Underlying ETF price and the Fund's Net Asset Value ("NAV") change over the Outcome Period, an investor acquiring Fund Shares after the start of the Outcome Period will likely have a different return potential than an investor who purchased Fund Shares at the start of the Outcome Period. This is because while the Cap and Capital Protection for the Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of an Outcome Period and remain constant throughout the Outcome Period, an investor purchasing Fund Shares at market value during the Outcome Period likely purchased Fund Shares at a price that is different from the Fund's NAV at the start of the Outcome Period (i.e., the NAV that the Cap and Capital Protection reference). For example, if an investor purchases Fund Shares during an Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Outcome Period (the "Initial Fund Value"), that investor's Cap will essentially be decreased by the amount of the increase in the Underlying ETF's value, and the capital protection will not set in until the Fund's NAV returns to its Initial Fund Value (i.e., a shareholder must experience losses prior to gaining the protection offered by the Fund's Capital Protection because the Fund must first decrease in value to its Initial Fund Value for the Outcome Period before subsequent losses will be protected by the Capital Protection). Conversely, if an investor purchases Fund Shares during an Outcome Period at a time when the Underlying ETF has decreased in value, the Fund's NAV may dip below the Initial Fund Value. However, in this scenario, that investor's potential gain could be larger than the Fund's Cap for the Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Outcome Period through the date the investor purchased its Fund Shares plus any additional gains between the Initial Fund Value and the Cap. There is no guarantee that the Fund will recover such value or experience such gains. The Cap and capital protection relative to the Initial Fund Value, however, will not change over the Outcome Period.

CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® — MAY
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Additional Information About Investment Strategies and Related Risks

While the Fund seeks to provide 100% protection against losses experienced by the Underlying ETF (before fees and expenses) for shareholders who hold Fund Shares for an entire Outcome Period, there is no guarantee it will successfully do so. If the Fund's NAV has increased significantly, a shareholder that purchases Fund Shares after the first day of an Outcome Period could lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear those losses. There is no guarantee the capital protection and cap will be successful and a shareholder investing at the beginning of an Outcome Period could also lose their entire investment.

The returns of the Fund are subject to a cap for each Outcome Period, calculated (before fees and expenses) at the beginning of each Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return Cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Outcome Period. If the Underlying ETF experiences any percentage gains over the amount of the Cap, Fund shareholders will not experience those gains. Therefore, regardless of the price return of the Underlying ETF, the Cap (net of fees) is the maximum return an investor can achieve from an investment in the Fund for that Outcome Period. The Cap is set on the first day of each Outcome Period. The Cap is provided prior to taking into account annual Fund management fees of 0.69% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses (such as unexpected litigation) incurred by the Fund. The pre-determined Cap applicable to an Outcome Period will vary based on prevailing market conditions at the time that the Cap is set, including interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the FLEX Options.

The Cap level is a result of the design of the Fund's principal investment strategy. To provide the Capital Protected Target Outcome, the Fund purchases and sells a series of put and call FLEX Options on or around the last business day of the month prior to the beginning of an Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The Adviser will calculate the amount of premiums that the Fund will owe on the put options acquired to provide the Capital Protection and will then sell call FLEX Options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The Cap is the strike price of those FLEX Options the Fund is selling. The Cap, and the Fund's value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund Shares during an Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Outcome Period to a level near the Cap, an investor purchasing Fund Shares will have limited to no gain potential for the remainder of the Outcome Period (because the investor's potential gain will be limited to the difference between the Fund's NAV on the date the investor purchased the Fund Shares and the Cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which it purchased its Fund Shares and the Initial Fund Value for the Outcome Period before subsequent losses will be protected by the Capital Protection. If an investor buys Fund Shares when the price exceeds the Cap, an investor selling their shares at the end of the Outcome Period will not experience any gain regardless of the price return of the Underlying ETF. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Outcome Period, and an investor may experience returns on the Fund significantly below the Cap.

In periods of extreme market volatility or during market disruption events, the Fund's ability to offset investor losses through the use of the FLEX Options to achieve the stated Capital Protection, or provide a return up to the stated upside Cap may be impaired, resulting in an upside limit significantly below the Cap and downside protection significantly lower than full capital protection (i.e., losses greater than 0%), because the Fund may not be able to trade or exercise existing FLEX Options, or may not receive timely payment from its counterparties. An investor may lose their entire investment and an investment in the Fund is only appropriate for investors willing to bear those losses.

For each Outcome Period, the Fund will invest in both purchased and written put and call FLEX Options that reference the Underlying ETF. Because the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options impact the correlation between the Fund's NAV and the price of the Underlying ETF.

PROSPECTUS | November 28, 2025
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Additional Information About Investment Strategies and Related Risks

General Information about FLEX Options

FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation ("OCC"). The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the "buyer for every seller and the seller for every buyer," with the goal of protecting clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events, as more fully described in the Fund's Statement of Additional Information. Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and subject to the risk that the OCC may fail to perform the settlement of the FLEX Options due to bankruptcy or other adverse reasons. The FLEX Options that the Fund will hold that reference the Underlying ETF will give the Fund the right or the obligation to either receive or deliver shares of the Underlying ETF, or the right or the obligation to either receive or deliver a cash payment on the option expiration date based upon the difference between the Underlying ETF's value and a strike price, depending on whether the option is a put or call option and whether the Fund purchases or sells the option. The FLEX Options held by the Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date. The Fund will generally, under normal conditions, hold FLEX Options for each Outcome Period. The Fund will purchase call options (giving the Fund the right to receive shares of the Underlying ETF or a cash payment) and put options (giving the Fund the right to deliver shares of the Underlying ETF or a cash payment), while simultaneously selling (i.e., writing) call options (giving the Fund the obligation to deliver shares of the Underlying ETF or a cash payment). The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the Fund expects the FLEX Options to be fully covered and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchanges on which the FLEX Options are listed do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts but may charge transaction fees. Each of the FLEX Options purchased and sold throughout the Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Outcome Period. On the Flex Options expiration date, the Fund intends to sell the Flex Options prior to their expiration or cash-settle the Flex Options and use the resulting proceeds to purchase new Flex Options for the next Outcome Period.

The Underlying ETF

The Underlying ETF is an exchange-traded unit investment trust that uses a replication strategy, meaning it invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC ("PDR") serves as the Underlying ETF's sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the S&P 500® Index (the "Index"). See below for a description of the Underlying ETF's principal investment strategies and risks. You can find the Underlying ETF's prospectus and other information about the ETF, including the statement of additional information and most recent reports to shareholders, online at https://us.spdrs.com/en/etf/spdr-sp-500-etf-SPY.

The summary information below regarding the Underlying ETF comes from its filings with the SEC. You are urged to refer to the SEC filings made by the Underlying ETF and to other publicly available information (e.g., the ETF's annual reports) to obtain an understanding of the ETF's business and financial prospects. The following description of the Underlying ETF's principal investment strategies was taken directly from the Underlying ETF's prospectus, dated January 27, 2025 ("SPY" refers to the Underlying ETF; other defined terms have been modified).

"SPY seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index (the "Portfolio"), with the weight of each stock in SPY's Portfolio substantially corresponding to the weight of such stock in the Index. In SPY's prospectus, the term "Portfolio Securities" refers to the common stocks that are actually held by SPY and make up SPY's Portfolio, while the term "Index Securities" refers to the common stocks that are included in the Index, as determined by the index provider, S&P Dow Jones Indices LLC ("S&P"). At any time, SPY's Portfolio will consist of as many of the Index Securities as is practicable. To maintain the correspondence between the composition and weightings of Portfolio Securities and Index Securities, State Street Global Advisors Trust Company (the "Trustee") or its parent company, State Street Bank and Trust Company ("SSBT") adjusts SPY's Portfolio from time to time to conform to periodic changes made by S&P to the identity

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and/or relative weightings of Index Securities in the Index. SPY's Trustee or SSBT aggregates certain of these adjustments and makes changes to SPY's Portfolio at least monthly, or more frequently in the case of significant changes to the Index. SPY may pay transaction costs, such as brokerage commissions, when it buys and sells securities (or "turns over" its Portfolio). Such transaction costs may be higher if there are significant rebalancings of Index Securities in the Index, which may also result in higher taxes when SPY's units are held in a taxable account. These costs, which are not reflected in SPY's estimated annual Trust ordinary operating expenses, affect SPY's performance. During the most recent fiscal year, SPY's portfolio turnover rate was 3% of the average value of its portfolio. SPY's portfolio turnover rate does not include securities received or delivered from processing creations or redemptions of SPY's units. Portfolio turnover will be a function of changes to the Index as well as requirements of SPY's trust agreement. ... Although SPY may fail to own certain Index Securities at any particular time, SPY generally will be substantially invested in Index Securities, which should result in a close correspondence between the performance of the Index and the performance of SPY. ... SPY does not hold or trade futures or swaps and is not a commodity pool... . The Index includes five hundred (500) selected companies, all of which are listed on national stock exchanges and spans a broad range of major industries. ... Since 1968, the Index has been a component of the U.S. Commerce Department's list of Leading Indicators that track key sectors of the U.S. economy. Current information regarding the market value of the Index is available from market information services. The Index is determined, comprised and calculated without regard to SPY."

As of November 11, 2025, the Underlying ETF had significant investments in information technology companies.

Subsequent Outcome Periods

The Fund will alert existing shareholders to the new Cap at the beginning of each new Outcome Period in the following manner:

1.  Approximately one week prior to the end of the current Outcome Period, the Fund will make a sticker filing that will alert existing shareholders that the Outcome Period is approaching its conclusion and disclose the anticipated Cap range for the next Outcome Period. This filing will be mailed to existing shareholders.

2.  Following the close of business on the last day of the Outcome Period, the Fund will make a sticker filing that discloses the Fund's Cap for the next Outcome Period. This filing will be mailed to existing shareholders.

3.  On the first day of the new Outcome Period, the Fund will file a full prospectus that incorporates the sticker filing from the previous evening which replaces the Caps/dates associated with the previous Outcome Period with the Caps/dates associated with the new Outcome Period. Correspondingly, the Fund will file a revised summary prospectus that reflects such changes.

The information referenced above will also be available on the Fund's website at www.calamos.com.

Changes in 80% policy

The Fund has adopted a non-fundamental operating policy that requires it, under normal circumstances, to invest at least 80% of its net assets (plus borrowings for investment purposes, if any) in investments that provide exposure to the S&P 500® Index. Although this requirement may be changed by the Board of Trustees without shareholder approval, the Fund will notify shareholders in writing at least 60 days prior to any change in its 80% policy.

Non-Principal Investments

Cash Equivalents and Short-Term Investments

The Fund may invest in securities with maturities of less than one year or cash equivalents, or it may hold cash. The percentage of the Fund invested in such holdings varies and depends on several factors, including market conditions. For temporary defensive purposes and during periods of high cash inflows or outflows, the Fund may invest part or all of its assets in these securities or it may hold cash. During such periods, the Fund may not be able to achieve its investment objective. The Fund may adopt a defensive strategy when the portfolio managers believe securities in which such Fund normally invests have elevated risks due to political or economic factors and in other extraordinary circumstances. For more information on eligible short-term investments, see the SAI.

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Illiquid Investments

The Fund may invest up to 15% of its net assets in securities and other instruments that are, at the time of investment, illiquid (determined using the Securities and Exchange Commission's standard applicable to investment companies, i.e., any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). For this purpose, illiquid investments may include, but are not limited to, certain restricted securities (securities the disposition of which is restricted under the federal securities laws), certain securities that may only be resold pursuant to Rule 144A under the Securities Act, and certain repurchase agreements, among others.

Temporary Investments

In response to market, economic, political, or other conditions, the Fund may temporarily invest for defensive purposes that are inconsistent with the Fund's principal investment strategies. If the Fund does so, different factors could affect the Fund's performance, and the Fund may not achieve its investment objective.

Risks of Investing in the Fund

This prospectus describes the risks you may face as an investor in the Fund. It is important to keep in mind that generally, investments with a higher potential reward also have a higher risk of losing money. The reverse is also commonly true: the lower the risk, the lower the potential reward. However, as you consider an investment in the Fund, you should also take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in this investment for a long period of time to ride out down periods.

As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time, and it is possible to lose money. Each risk summarized below is considered a "principal risk" of investing in the Fund, regardless of the order in which it appears.

Principal Risks

Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs, such as the Fund, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

Cap Change Risk. A new Cap is established at the beginning of each Outcome Period and is dependent on prevailing market conditions at the time the Cap is established. Expected dividends of the Underlying ETF, market interest rates, the Underlying ETF's share price relative to the FLEX Options' strike prices, and the "implied volatility" of the Underlying ETF (the expected frequency and magnitude of changes of the Underlying ETF's share price) can impact the Cap the Fund is able to establish at the beginning of each outcome period. Extremely low interest rates (e.g., 0%) may result in a significantly lower Cap. As such, the Cap may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods. Investors should monitor the changes in the Cap for each Outcome Period, information for which will be made available pursuant to the procedure outlined in the Fund's prospectus.

Capital Protection Risk. There can be no guarantee that the Fund will be successful in its strategy to provide protection against 100% of Underlying ETF losses if the Underlying ETF's share price decreases over the duration of the Outcome Period. The Fund's strategy seeks to deliver returns that match those of the Underlying ETF (up to the Cap), while limiting downside losses, if Fund Shares are held at the time at which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Fund Shares after the FLEX Options were entered into or sells Fund Shares prior to the expiration of the FLEX Options, the Capital Protection that the Fund seeks to provide may not be available. If the Outcome Period has begun and the Underlying ETF has increased in value, the Capital Protection will not protect any decreases in the value of the Underlying ETF to the extent of such appreciation, and therefore an investor may

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experience losses from this appreciated value until the Fund reaches its original NAV from the commencement of the Outcome Period. Similarly, if an investor purchases Fund Shares after the commencement of the Outcome period and the Underlying ETF has increased in value, an investor purchasing Shares at that point will not benefit from the Capital Protection until the Underlying ETF's value decreases to its original value at the commencement of the Outcome Period. Accordingly, such investor will not receive the protection that the Fund seeks to provide until the Fund experiences losses that return it to its value at the commencement of the Outcome Period. If the FLEX Options (and therefore the Capital Protection) do not perform as expected, an investor may experience significant losses on its investment, including the loss of its entire investment.

Capped Upside Risk. The Fund's strategy seeks to provide returns that are subject to the Cap. In the event that the Underlying ETF experiences gains in excess of the Cap for the Outcome Period, the Fund will not participate in, and will underperform the Underlying ETF to the extent of, those gains beyond the Cap. The Fund's strategy seeks to deliver returns that match those of the Underlying ETF (up to the Cap), while protecting against the entirety of downside losses of the Underlying ETF, if Fund Shares are held at the time at which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Fund Shares after the FLEX Options were entered into, there may be little or no ability for that investor to experience an investment gain on their Shares (and such investor may be subjected to potential losses between that Fund Share price and the Fund's NAV at the commencement of the Outcome Period). Further, because the FLEX Options are designed to produce returns that match the price return of the Underlying ETF (subject to the Cap) on the last day of the Outcome Period, if an investor sells Fund Shares prior to the expiration date of the FLEX Options such investor may sell at a point where the Fund's performance does not match the performance of the Underlying ETF over the Outcome Period, and therefore may sell at a point where the Fund has underperformed the Underlying ETF.

Cash Holdings Risk. The Fund may invest in cash and cash equivalents for indefinite periods of time when the Fund's investment adviser determines the prevailing market environment warrants doing so. When the Fund holds cash positions, it may lose opportunities to participate in market appreciation, which may result in lower returns than if the Fund had remained fully invested in the market. Furthermore, cash and cash equivalents may generate minimal or no income and could negatively impact the Fund's performance and ability to achieve its investment objective.

Clearing Member Default Risk. Transactions in some types of derivatives, including FLEX Options, are required to be centrally cleared ("cleared derivatives"). In a transaction involving cleared derivatives, the Fund's counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house ("clearing members") can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member's individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its FLEX Options may, in certain circumstances, be used to satisfy losses of other clients of the Fund's clearing member. In addition, although clearing members guarantee performance of their clients' obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member's bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund's behalf, which heightens the risks associated with a clearing member's default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund's ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund's behalf, the Fund may be unable to effectively implement its investment strategy.

Correlation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods, consistent with the Fund's valuation policy. Because a component of the FLEX option's value will be affected by, among other things, changes in the Underlying ETF's share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF's share price and the remaining time until the FLEX Options expire, the value of the Fund's FLEX Options positions is not anticipated to increase or decrease at the same rate as the Underlying ETF's share price,

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and it is possible they may move in different directions, and as a result, the Fund's NAV may not increase or decrease at the same rate as the Underlying ETF's share price. The Fund's strategy is designed to produce the outcomes upon the expiration of the FLEX Options on the last business day of the Outcome Period, and it should not be expected that the outcomes will be provided at any point other than the end of the Outcome Period.

Costs of Buying and Selling Fund Shares. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

Derivatives Risk. Derivatives are instruments, such as futures and forward foreign currency contracts, whose value is derived from that of other assets, rates or indices. Derivatives may be more volatile than other investments and may magnify the Fund's gains or losses. Successful use of derivatives depends upon the level to which prices of the underlying assets correlate with price movements in the derivatives the Fund buys or sells. The Fund could be negatively affected if the change in market value of its securities fails to correlate with the value of derivatives it purchased or sold. The potential lack of a liquid market for a derivative may prevent the Fund from closing its derivatives positions to limit losses or realize profits. Derivatives may be purchased for a fraction of their value and small price movements may result in an immediate and substantial loss to the Fund. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. In addition, derivative instruments are subject to counterparty risk, meaning that the party with whom the Fund enters into the derivatives transaction (e.g., the clearinghouse or the broker holding the Fund's position for a futures contract or the counterparty for a forward contract) may experience a significant credit event and/or may be unwilling or unable to make timely settlement payments or otherwise honor its obligations. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.

Equity Securities Risk. Equity investments are subject to greater fluctuations in market value than other asset classes as a result of such factors as a company's business performance, investor perceptions, stock market trends and general economic conditions.

FLEX Options Risk. Trading FLEX Options involves risks different from, or possibly greater than, the risks associated with investing directly in securities. The Fund may not experience substantial upside participation from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund's FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund Shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund's FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund's Shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection may impact the value of the Fund and whether the Fund can satisfy its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment. The trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.

The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The FLEX Options are also subject to correlation risk, meaning the value of the FLEX Options does not increase or decrease at the same rate as the Underlying ETF (although they generally move in the same direction) or its underlying securities. The value of the FLEX Options prior to the expiration date may vary because of factors other than the value of the

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Underlying ETF, such as interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, a change in the actual and perceived volatility of the stock market and the Underlying ETF and the remaining time to expiration. FLEX Option prices may also be highly volatile and may fluctuate substantially during a short period of time. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options becomes more difficult and the judgment of the Fund's investment adviser (employing the fair value procedures approved by the Board of Trustees of the Trust) may play a greater role in the valuation of the Fund's holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value. Under those circumstances, the value of the FLEX Options will require more reliance on the investment adviser's judgment than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value paid for shares of the Fund.

Investment Timing Risk. An investor who purchases Fund Shares other than on the first day of the options package and/or sells Fund Shares before the options package expires may not experience the 100% downside protection or upside participation in the Underlying ETF. The Fund's downside protection and upside participation of the Underlying ETF may only be available for investors who hold Fund Shares throughout the complete term of the options package. An investor can expect their Fund Shares to move generally in the same direction as the Underlying ETF during the one-year options package. However, Fund Shares may not experience the same price movement as the price movement of the Underlying ETF. During the duration of the option package, there may be periods of significant disparity between the Fund's NAV and the Underlying ETF's price performance. For example, if an investor purchases Fund Shares during an options package period at a time when the Underlying ETF's share price has increased from its price at the beginning of the options package period, the investor may not be 100% protected against Underlying ETF downside losses. In addition, if an investor purchases Fund Shares during an options package period at a time when the Underlying ETF's share price has increased from its price at the beginning of the options package period, that investor's cap will essentially be decreased from the stated Cap by the amount of the increase in the Underlying ETF's value.

Large-Capitalization Investing Risk. Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks. In addition, larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer preferences. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

Liquidity Risk — FLEX Options. In the event that trading in the underlying FLEX Options is limited or absent, the value of the Fund's FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities, including certain non-customized option contracts. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. Additionally, the liquidation of a large number of FLEX Options may more significantly impact the price in a less liquid market. Further, the Fund requires a sufficient number of participants to facilitate the purchase and sale of options on an exchange to provide liquidity to the Fund for its FLEX Option positions. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund's net asset value and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of the Fund Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying

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values of the Fund's portfolio securities and the Fund's market price. This reduced effectiveness could result in Fund Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Fund Shares.

Market Risk. The risk that the securities markets will increase or decrease in value is considered market risk and applies to any security. If there is a general decline in the stock or fixed-income market, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests.

New Fund Risk. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

Non-Diversification Risk. The Fund is classified as "non-diversified" under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Options Risk. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Fund's ability to utilize options successfully will depend on Calamos Advisors' ability to predict pertinent market movements, which cannot be assured.

The Fund's ability to close out its position as a purchaser or seller of an Options Clearing Corporation or exchange-listed put or call option is dependent, in part, upon the liquidity of the options market. If the Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option to realize any profit or the option would expire and become worthless. If the Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security until the option expired. As the writer of a covered call option on a security, the Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call. The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets until the next trading day.

Unless the parties provide for it, there is no central clearing or guaranty function in an over-the-counter option. As a result, if the counterparty fails to make or take delivery of the security or other instrument underlying an over-the-counter option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such counterparty or any guarantor or credit enhancement of the counterparty's credit to determine the likelihood that the terms of the over-the-counter option will be satisfied.

The Fund may also purchase or write over-the-counter put or call options, which involves risks different from, and possibly greater than, the risks associated with exchange-listed put or call options. In some instances, over-the-counter put or call options may expose the Fund to the risk that a counterparty may be unable or unwilling to perform according to a contract, and that any deterioration in a counterparty's creditworthiness could adversely affect the instrument. In addition, the Fund may be exposed to a risk that losses may exceed the amount originally invested.

Premium-Discount Risk. The Fund's Shares may trade above or below their NAV. The market prices of Fund Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Fund Shares on the Exchange. The trading price of Fund Shares may deviate significantly from NAV during periods of market volatility.

Secondary Market Trading Risk. Investors buying or selling Fund Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund Shares. Although the Fund's Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Fund Shares on the Exchange may be halted.

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Additional Information About Investment Strategies and Related Risks

Sector Risk. To the extent the Underlying ETF invests a significant portion of its assets in a particular sector, a greater portion of the Fund's performance may be affected by the general business and economic conditions affecting that sector. Each sector may share economic risk with the broader market, however there may be economic risks specific to each sector. As a result, returns from those sectors may trail returns from the overall stock market and it is possible that the Underlying ETF may underperform the broader market.

Tax Risk. The Fund has elected and intends to qualify each year to be treated as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The federal income tax treatment of the securities in which the Fund may invest, including the Fund's option strategy, may not be clear or may be subject to recharacterization by the Internal Revenue Service. It could be more difficult to comply with the tax requirements applicable to RICs if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the Internal Revenue Service. Any such failure to comply with the rules applicable to RICs could cause the Fund to fail to qualify as such. To qualify and maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published Internal Revenue Service guidance or case law on how to determine the "issuer" of certain derivatives that the Fund will enter into. Based upon the language in the legislative history, the Fund intends to treat the issuer of an equity option as the referenced asset and to treat any income it may derive from an equity option as "qualifying income" under the provisions of the Code applicable to RICs. In the case of FLEX Options, assuming the referenced asset qualifies as a RIC, treating the issuer as the referenced asset would allow the Fund to count the FLEX Options as automatically diversified investments under the RIC diversification requirements. If the income is not qualifying income or the issuer of equity options, including FLEX Options, is not appropriately the referenced asset, the Fund may not qualify, or may be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund's taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

The Fund's investments in offsetting positions with respect to the Underlying ETF may affect the character of gains or losses realized by the Fund under the Code's "straddle" rules and may increase the amount of short-term capital gain realized by the Fund. Certain options the Fund holds may not qualify as "Section 1256 contracts" under Section 1256 of the Code, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

There is a risk that if the offsetting FLEX Options are held by a single person that the IRS may take the position that the FLEX Options, viewed together, should be treated as a single debt instrument for federal tax purposes. The result of such a position would be that the Fund would fail the RIC diversification tests causing the RIC to be taxed as a C corporation, unless certain cure rights based upon reasonable cause may apply. The Fund has obtained an opinion of tax counsel that the FLEX Options should not be collapsed into a single instrument. However, such an opinion is not binding upon the IRS or the courts.

Trading Issues Risk. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange's "circuit breaker" rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund's assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.

Underlying ETF Risk. The Fund invests in FLEX Options that reference an ETF, which subjects the Fund to certain of the risks of owning shares of an ETF as well as the types of instruments in which the Underlying ETF invests. The value of an ETF will fluctuate over time based on fluctuations in the values of the securities held by the ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. In addition, ETFs are subject to absence of an active market risk, premium/discount risk, tracking error risk and trading issues risk. Brokerage, tax and other expenses may negatively impact the performance of the Underlying ETF and, in turn, the value of the Fund's shares. An ETF that tracks an index may not exactly match the performance of the index due to cash drag, differences between the portfolio of the ETF and the components of the index, expenses and other factors.

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Additional Information About Investment Strategies and Related Risks

Valuation Risk. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options and/or LEAPS Options may become more difficult. In market environments where there is reduced availability of reliable objective pricing data, the judgment of Calamos Advisors in determining the fair value of the security may play a greater role. While such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.

The following are non-principal risks that generally apply to the Fund:

Cybersecurity Risk. Investment companies, such as the Fund, and their service providers are exposed to operational and information security risks resulting from cyberattacks, which may result in financial losses to the Fund and its shareholders. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, "ransomware" that renders systems inoperable until ransom is paid, the unauthorized release of confidential information, or various other forms of cybersecurity breaches. Cyber-attacks affecting the Fund, Calamos Advisors, custodian, transfer agent, distributor, market maker, authorized participants, administrator, intermediaries, trading counterparties, and other third-party service providers may adversely impact the Fund or the companies in which the Fund invests, causing the Fund's investments to lose value or to prevent a shareholder redemption or purchase from clearing in a timely manner. The use of artificial intelligence could exacerbate these risks.

Investment Management Risk. Whether the Fund achieves its investment objective(s) is significantly impacted by whether the Adviser is able to choose suitable investments for the Fund.

Market Disruption Risk. Certain events have a disruptive effect on securities markets, including but not limited to, terrorist attacks, war and other geopolitical events or catastrophes. The Adviser cannot predict the effect of similar events in the future on the U.S. or foreign economies. Certain securities such as high yield and equity securities tend to be impacted more by these events than other types of securities in terms of price and volatility.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund's ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Recent Market Events. Since the 2008 financial crisis, financial markets throughout the world have experienced periods of increased volatility, depressed valuations, decreased liquidity and heightened uncertainty and turmoil. This turmoil resulted in unusual and extreme volatility in the equity and debt markets, in the prices of individual securities and in the world economy. Events that have contributed to these market conditions include, but are not limited to, major cybersecurity events, geopolitical events (such as wars, terror attacks, natural or environmental disasters, country instability, and public health emergencies), measures to address budget deficits, downgrading of sovereign debt, dramatic changes in currency exchange rates, and public sentiment.

In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time. Economic, financial or political events, trading and tariff arrangements, terrorism, natural disasters, rapid technological developments, such as artificial intelligence, and other circumstances in one country or region could have profound impacts on global economies or markets. Widespread disease and virus epidemics and pandemics, such as the coronavirus outbreak, could likewise be highly disruptive, adversely affecting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments.

Portfolio security holdings disclosure

A description of the Fund's policies and procedures in connection with the disclosure of portfolio security holdings of the Fund are available in the SAI and on the Fund's website, www.calamos.com.

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Fund Facts

Who manages the Fund?

Investment Adviser

The Fund is advised by Calamos Advisors LLC ("Calamos Advisors" or the "Advisor"), 2020 Calamos Court, Naperville, Illinois 60563. Calamos Advisors, an investment adviser registered with the SEC effective May 29, 1987, is a wholly owned subsidiary of Calamos Investments LLC ("CILLC"). CILLC's assets under management as of December 31, 2024, were $40 billion ($38 billion of which represented Calamos Advisors' assets under management). Calamos Asset Management, Inc. ("CAM") is the sole manager of CILLC. As of July 31, 2025, approximately 22.4% of the outstanding interests of CILLC was owned by CAM, 77.72% by Calamos Partners LLC ("CPL"), and 0.04% by Calamos Equity Partners LLC ("CEP"). CAM is owned by John P. Calamos, Sr. and John S. Koudounis. CPL is owned by Calamos Family Partners, Inc. ("CFP") and John S. Koudounis. CFP is beneficially owned by members of the Calamos family, including John P. Calamos, Sr. CEP is owned by John S. Koudounis and Daniel L. Dufresne.

Subject to the overall authority of the Board of Trustees, Calamos Advisors provides continuous investment supervision and management to the Fund under a management agreement and also furnishes office space, equipment and management personnel. For these services, the Fund pays Calamos Advisors a fee based on its average daily net assets, which is accrued daily and paid on a quarterly basis. The Fund will pay fees (before any reimbursement) under the management agreement in the following amounts as a percentage of its average net assets:

ETF	FEES
Calamos S&P 500® Structured Alt Protection ETF® — May	0.69%

Out of this management fee, Calamos Advisors pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other service and license fees, except for distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, acquired fund fees and expenses, brokerage commissions and other expenses connected with the execution of portfolio transactions, taxes, interest, and extraordinary expenses.

At a meeting held on June 24, 2025, the Board of Trustees approved the Investment Management Agreement for the Fund. A discussion regarding the basis for the Board's approval of the Investment Management Agreement on behalf of the Fund is included in the Fund's Form N-CSR for the fiscal year ended May 31, 2025.

Portfolio Managers

David O'Donohue. David O'Donohue joined Calamos Advisors in August 2014 and has been a Sr. Co-Portfolio manager (since February 2024) and Co-Head of Alternative Strategies (since July 2024) and was a Co-Portfolio Manager from September 2015 through January 2024. Between March 2013 and August 2014, he was a Trader at Forty4 Asset Management LLC/Hard8 Futures LLC. Prior thereto, Mr. O'Donohue was a Portfolio Manager at Chicago Fundamental Investment Partners LLC from February 2009 to November 2012.

Jimmy Young. Jimmy Young joined Calamos Advisors in June 2003 and has been a Co-Portfolio Manager since February 2019. Between February 2018 and February 2019, he was an Assistant Portfolio Manager. Prior thereto, he was a senior strategy analyst from September 2015 to February 2018. Between July 2013 and August 2015, he was a strategy analyst.

Eli Pars. Eli Pars joined Calamos Advisors in May 2013 and has been Co-CIO, Co-Head of Alternative Strategies (since July 2024; previously served as Head of Alternative Strategies from September 2015 to June 2024) and Co-Head of Convertible Strategies, as well as a Senior Co-Portfolio Manager since September 2015. Between May 2013 and September 2015, he was a Co-Portfolio Manager. Previously, he was a Portfolio Manager at Chicago Fundamental Investment Partners from February 2009 until November 2012.

Jason Hill. Jason Hill joined Calamos Advisors in March 2004 and has been a Sr. Co-Portfolio Manager since February 2024 and was a Co-Portfolio Manager from June 2014 through January 2024. Between August 2013 and June 2014, he was a Senior Strategy Analyst. Previously, he was a Portfolio Administrator.

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Fund Facts

Anthony Vecchiolla. Anthony Vecchiolla joined Calamos Advisors in May 2014 and since February 2023 has been Co-Portfolio Manager. Previously, he was Research Associate from May 2014 to August 2015, Research Analyst September 2015 to February 2020, Senior Research Analyst from February 2020 to February 2021, and Assistant Portfolio Manager from February 2021 to January 2023.

Jordan Rosenfeld. Jordan Rosenfeld joined Calamos Advisors in April 2025 and is a Co-Portfolio Manager. Between June 2018 to March 2025, Mr. Rosenfeld was a Senior Director and Portfolio Manager at Milliman, where he was responsible for managing derivatives strategies in exchange-traded funds, mutual funds, and unit investment trusts. Previously, he was a Trader at Gelber Group from January 2016 to December 2017.

The Fund's SAI provides additional information about each portfolio manager, including other accounts they manage, their ownership in the Calamos Family of Funds and their compensation.

Management Approach

Calamos Advisors employs a "team of teams" approach to portfolio management, led by the Global CIO and our CIO team consisting of 5 Co-CIOs with specialized areas of investment expertise. The Global CIO and Co-CIO team are responsible for oversight of investment team resources, investment processes, performance and risk. As heads of investment verticals, Co-CIOs manage investment team members and, along with Co-Portfolio Managers and Associate Portfolio Managers, have day-to-day portfolio oversight and construction responsibilities of their respective investment strategies. While investment research professionals within each Co-CIO's team are assigned specific strategy responsibilities, they also provide support to other investment team verticals, creating deeper insights across a wider range of investment strategies. The combination of specialized investment teams with cross-team collaboration results in what we call our team of teams approach.

This team of teams approach is further reflected in the composition of Calamos Advisors' Investment Committee, made up of the Global CIO, the Co-CIO team, and the Global Head of Trading. Other members of the investment team participate in Investment Committee meetings in connection with specific investment related issues or topics as deemed appropriate.

The structure and composition of the Investment Committee results in a number of benefits, as it:

•  Leads to broader perspective on investment decisions: multiple viewpoints and areas of expertise feed into consensus;

•  Promotes collaboration between teams; and

•  Functions as a think tank with the goal of identifying ways to outperform the market on a risk-adjusted basis.

The objectives of the Investment Committee are to:

•  Form the firm's top-down macro view, market direction, asset allocation, and sector/country positioning.

•  Establish firm-wide secular and cyclical themes for review.

•  Review firm-wide and portfolio risk metrics, recommending changes where appropriate.

•  Review firm-wide, portfolio and individual security liquidity constraints.

•  Evaluate firm-wide and portfolio investment performance.

•  Evaluate firm-wide and portfolio hedging policies and execution.

•  Evaluate enhancements to the overall investment process.

How to Buy and Sell Shares

Fund Shares are listed for secondary trading on the Exchange under the symbol CPSM and individual Fund Shares may only be purchased and sold in the secondary market through a broker-dealer. The Exchange and secondary markets are closed on weekends and also are generally closed on the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Exchange may close early on the business day before certain holidays and on the day after Thanksgiving Day. Exchange holiday schedules are subject to change without notice. If you buy or sell Fund Shares in the secondary market, you will pay the secondary market price for Fund Shares. In addition, you may incur customary brokerage commissions and charges and may

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Fund Facts

pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

The trading prices of Fund Shares will fluctuate continuously throughout trading hours based on market supply and demand rather than the relevant Fund's net asset value, which is calculated at the end of each business day. Fund Shares will trade on the Exchange at prices that may be above (i.e., at a premium) or below (i.e., at a discount), to varying degrees, the daily net asset value of Fund Shares. The trading prices of Fund Shares may deviate significantly from the Fund's net asset value during periods of market volatility. Given, however, that Fund Shares can be issued and redeemed daily in Creation Units, the Adviser believes that large discounts and premiums to net asset value should not be sustained over long periods.

Authorized Participants may acquire shares directly from the Fund, and Authorized Participants may tender their shares for redemption directly to the Fund, at NAV per share only in Creation Units. Purchases and redemptions directly with the Fund must follow the Fund's procedures, which are described in the SAI.

The Fund may liquidate and terminate at any time without shareholder approval.

Book Entry

Fund Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding Shares of the Fund and is recognized as the owner of all Shares for all purposes.

Investors owning Fund Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Fund Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Fund Shares, you are not entitled to receive physical delivery of stock certificates or to have Fund Shares registered in your name, and you are not considered a registered owner of Fund Shares. Therefore, to exercise any right as an owner of Fund Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or "street name" form.

Fund Share Trading Prices

The trading prices of Shares of the Fund on the Exchange may differ from the Fund's daily NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of Shares of the Fund.

The approximate value of Shares of the Fund, an amount representing on a per share basis the sum of the current market price of the cash or securities, as applicable, accepted by the Fund in exchange for Shares of the Fund and an estimated cash component, if any, is disseminated every 15 seconds throughout the trading day through the facilities of the Consolidated Tape Association. This approximate value should not be viewed as a "real-time" update of the NAV per Share of the Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The Fund is not involved in, or responsible for, the calculation or dissemination of the approximate value of the Fund Shares and the Fund does not make any warranty as to its accuracy.

Frequent Purchases and Redemptions of Fund Shares

Shares of the Fund may be purchased and redeemed directly from the Fund only in Creation Units by Authorized Participants. The vast majority of trading in Shares of the Fund occurs on the secondary market, and does not involve the Fund directly. In-kind purchases and redemptions of Creation Units by Authorized Participants and cash trades on the secondary market are unlikely to cause many of the harmful effects of frequent purchases and/or redemptions of Fund Shares. Cash purchases and/or redemptions of Creation Units, however, can result in disruption of portfolio management, dilution to the Fund and increased transaction costs, which could negatively impact the Fund's ability to achieve its investment objective, and may lead to the realization of capital gains. These consequences may increase as the frequency of cash purchases and redemptions of Creation Units by Authorized Participants increases. However, direct trading by Authorized Participants is critical to ensuring that Fund Shares trade at or close to NAV.

The Fund impose no restrictions on the frequency of purchases and redemptions ("market timing"). To minimize these potential consequences of frequent purchases and redemptions of Fund Shares, the Fund employs fair valuation pricing, and

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Fund Facts

imposes transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs the Fund incurs in effecting trades. In addition, the Adviser monitors trades by Authorized Participants for patterns of abusive trading and the Fund reserves the right to not accept orders from Authorized Participants that the Adviser has determined may be disruptive to the management of the Fund, or otherwise are not in the best interests of the Fund. For these reasons, the Board has not adopted policies and procedures with respect to frequent purchases and redemptions of Fund Shares. The Trust's policies and procedures regarding frequent purchases and redemptions may be modified by the Board of Trustees at any time.

The Trust's policies and procedures prohibit the practice of any officer or employee of the Trust, a Trust investment adviser (including any sub-adviser), the distributor, custodian, or transfer agent, or other affiliated person of the Trust placing orders to purchase or redeem shares of a series of the Trust after the designated time as of which the Fund calculates its NAV (i.e., "late trading").

Distribution and Service Plan

The Fund has adopted a distribution and service plan ("Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services ("Service Providers"). If a Service Provider provides such services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Fund, however, and there are no current plans to impose these fees. In the event Rule 12b-1 fees are charged, over time they would increase the cost of an investment in the Fund because they would be paid on an ongoing basis.

Fund Website and Disclosure of Portfolio Holdings

The Trust maintains a website for the Fund at www.calamos.com. Among other things, this website includes this Prospectus and the SAI, and will include the Fund's holdings, the Fund's last annual and semi-annual reports (when available), pricing information about Fund Shares trading on the Exchange, daily NAV calculations and a historical comparison of the trading prices to NAV.

Each day the Fund is open for business, the Trust publicly disseminates the Fund's full portfolio holdings as of the close of the previous day through its website at www.calamos.com. A description of the Trust's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the Fund's SAI.

Dividends, Other Distributions and Taxes

Fund Distributions

The Fund distributes its net realized capital gains, if any, to shareholders annually. Ordinarily, dividends from net investment income, if any, are declared and paid at least annually by the Fund.

Distributions in cash may be reinvested automatically in additional whole Fund Shares only if the broker through whom you purchased Fund Shares makes such option available. The Fund realizes capital gains or losses whenever it sells securities. Net long-term capital gains are distributed to shareholders as "capital gain dividends."

Brokers may make available to their customers who own Fund Shares the DTC book-entry dividend reinvestment service. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require Fund shareholders to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and net realized gains will be automatically reinvested in additional whole Fund Shares of the Fund purchased in the secondary market. Without this service, investors would receive their distributions in cash.

Taxes

As with any investment, you should consider how your investment in Fund Shares will be taxed. The tax information in this prospectus is provided only as general information. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer,

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Fund Facts

or other investor with special circumstances. However, with respect to certain tax issues, the summaries describe the general tax treatment of certain distributions made to corporations and non-U.S. persons. In addition, this section does not describe your state, local or non-U.S. tax consequences. You should consult your own tax advisor about the tax consequences of an investment in Fund Shares.

Fund distributions to you and the sale or redemption of your Fund Shares will have tax consequences to you. Such consequences may be different if you hold your Fund Shares through a tax-exempt entity or tax-advantaged retirement account, such as an individual retirement account or 401(k) plan.

The Fund has elected to be treated, and intends to qualify each year, as a regulated investment company (a "RIC") under the Code. As a RIC, the Fund is generally not subject to corporate-level U.S. federal income tax on any net ordinary income or capital gains that are timely distributed to shareholders. However, the Fund's failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in corporate-level taxation and, consequently, a reduction in amounts available for distribution to shareholders.

The Fund may enter into option agreements with the same counterparty but has taken the position that the option agreements are separate agreements. Under general tax principles, the Fund would not accrue income on separate option agreements during the term of the agreements. However, if the agreements are treated as one agreement, the Fund might be required to accrue income and make annual distributions of income. If the Fund is required to accrue income, but does not distribute the income to shareholders, the Fund may fail to qualify as a RIC. In addition, if the agreements are treated as one agreement, the Fund may fail either or both of the RIC income and diversification tests.

For purposes of the diversification tests, the identification of the issuer (or, in some cases, issuers) of a particular investment can depend on the terms and conditions of such investment. In particular, there is no published Internal Revenue Service guidance or case law on how to determine the "issuer" of various derivatives that the Fund may enter into. Therefore, there is a risk that the Fund will not meet the Code's diversification requirements and will not qualify, or will be disqualified, as a RIC.

Taxes on Distributions

Distributions by the Fund generally are taxable to you as ordinary income or capital gains. Distributions are subject to federal income tax, whether received in cash or reinvested in additional Fund Shares or shares of another fund, and may be subject to state or local taxes. Distributions of the Fund's "investment company taxable income" generally will be taxable as ordinary income to the extent of the Fund's current or accumulated earnings and profits. Notwithstanding the foregoing, distributions that are attributable to "qualified dividends" received by the Fund may be eligible to be taxed at long-term capital gains rates, as long as the Fund and the shareholder meet certain holding period requirements. It is not anticipated that the Fund will have qualified dividend income.

Distributions of the Fund's net capital gain that are properly reported by the Fund as "capital gain dividends" will generally be taxable to you as long-term capital gains, currently at a maximum rate of 20%, regardless of your holding period in the Fund's Shares. The Fund's option strategy is likely to reduce the amount of dividends that might otherwise qualify as capital gains dividends. Distributions in excess of the Fund's current and accumulated earnings and profits first will reduce your adjusted tax basis in your Fund Shares and, after the adjusted basis is reduced to zero, will constitute capital gain. Such capital gain will be long-term capital gain and thus, will be taxed at a maximum rate of 20%, if the distributions are attributable to Fund Shares that you have held for more than one year.

Certain non-corporate taxpayers will also be subject to a 3.8% U.S. federal Medicare contribution tax with respect to the lesser of (1) their "net investment income" or (2) the excess of their "modified adjusted gross income" over a threshold amount ($200,000 for single taxpayers and $250,000 for taxpayers who are married and filing jointly).

Corporate shareholders of the Fund are generally eligible for a dividends-received deduction with respect to ordinary income dividends (but not capital gain dividends) properly designated as eligible for such deduction by the Fund, as long as the Fund and the corporate shareholder meet certain holding period and other requirements. It is not anticipated that the Fund will make distributions eligible for the dividend-received deduction.

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Fund Facts

Under a dividend reinvestment service, you may have the option to have all cash distributions automatically reinvested in additional Fund Shares. Any distributions reinvested under such a service will nevertheless be taxable to you as described above.

You will have an adjusted basis in the additional Fund Shares purchased through such a reinvestment service equal to the amount of the reinvested distribution plus the amount of any fees charged for the transaction. The additional Fund Shares will have a holding period commencing on the day following the day on which they are credited to your account.

A distribution will reduce the Fund's NAV per Share and generally will be taxable to you as ordinary income or capital gain even if it is paid from income or gains earned by the Fund before you invested in the Fund. From an investment standpoint, such a distribution constitutes a return of capital. However, from a tax standpoint, it constitutes taxable income. In general, distributions are subject to federal income tax as of the date of payment. However, distributions paid in January will be treated as paid on December 31 of the prior year if they were declared and payable to shareholders of record on a date in October, November or December of the prior year.

The Fund's transactions in derivatives, as well as any of its hedging, short sale, securities loan or similar transactions may be subject to one or more special tax rules. These rules may affect whether gains and losses recognized by the Fund are treated as ordinary or capital, accelerate the recognition of income or gains to the Fund, defer losses to the Fund, and cause adjustments in the holding periods of the Fund's securities, thereby affecting whether capital gains and losses are treated as short-term or long-term. These rules could therefore affect the amount, timing and/or character of distributions to shareholders and thus taxes payable by shareholders.

The FLEX Options included in the Fund's portfolio are exchange-traded options. Under Section 1256 of the Code, certain types of exchange-traded options are treated as if they were sold (i.e., "marked to market") at the end of each year. The Fund does not believe that some of the positions in FLEX Options held by the Fund will be subject to Section 1256, which means that the positions will not be marked to market, but the positions will be subject to the straddle rules.

The straddle rules may affect the character of gains (or losses) realized by the Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that the Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

The tax consequences of straddle transactions to the Fund are not entirely clear in all situations under currently available authority. The straddle rules may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to U.S. shareholders in a non-liquidating distribution. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, if the Fund makes a non-liquidating distribution of its short-term capital gain, the amount which must be distributed to U.S. shareholders as ordinary income may be increased substantially as compared to the Fund that did not engage in such transactions.

You may be subject to federal back-up withholding tax, if you do not provide the Fund with a taxpayer identification number (for an individual, a social security number) and make other required certifications, or the Internal Revenue Service informs the Fund that your tax identification number is incorrect. Backup withholding is not an additional tax. You may claim the amount withheld as a credit on your federal income tax return, provided you furnish the appropriate information to the Internal Revenue Service.

Taxes When Shares are Sold

Any capital gain or loss realized upon a sale of Fund Shares is generally treated as long-term capital gain or loss if you have held the Fund Shares for more than one year and as short-term capital gain or loss if you have held the Fund Shares for one year or less. The ability to deduct capital losses realized on a sale of Fund Shares may be limited.

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Fund Facts

Taxes on Purchase and Redemption of Creation Units

An Authorized Participant that exchanges equity securities for Creation Units will generally recognize a gain or a loss on the exchange. Any such gain or loss will be equal to the difference between the market value of the Creation Units at the time of the exchange, plus (or minus) the cash amount received (or paid), and such Authorized Participant's aggregate basis in the securities surrendered. A person who redeems Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the aggregate market value of the securities received plus (or minus) any cash received (or paid), and such person's basis in the Creation Units redeemed. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in the Authorized Participant's economic position with respect to such Creation Units. Persons exchanging securities should consult their own tax advisor with respect to the applicability of the wash sale rules and the availability and timing of a deduction for any loss. In addition, when a regulated investment company redeems a shareholder in kind, the regulated investment company generally is not required to recognize taxable gains in respect of the portfolio securities it distributes to the redeeming shareholder. However, the Fund may be required to recognize taxable gain on the distribution of certain securities, and the Internal Revenue Service may assert that the Fund must recognize taxable gain in respect of certain other securities that the Fund distributes to a shareholder in exchange for Creation Units, which may increase the amount of taxable gains that the Fund would otherwise be required to distribute in order to maintain its qualification as a regulated investment company and avoid the Fund-level tax.

Any capital gain or loss realized upon a redemption of Creation Units is generally treated as long-term capital gain or loss if the Creation Units have been held for more than one year and as short-term capital gain or loss if the Creation Units have been held for one year or less. If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Fund Shares you purchased or sold and at what price.

Authorized Participants that are dealers may be subject to special tax rules and should consult their own tax advisors regarding the tax consequences of purchasing and redeeming Creation Units in their capacity as dealers.

Treatment of Fund Expenses

Expenses incurred and deducted by the Fund will generally not be treated as income taxable to you.

Non-U.S. Investors

If you are a non-U.S. investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you should be aware that, generally, subject to applicable tax treaties, distributions from the Fund will be characterized as dividends for U.S. federal income tax purposes (other than dividends which the Fund properly reports as capital gain dividends) and will be subject to U.S. federal income taxes, including withholding taxes, subject to certain exceptions described below. However, distributions received by a non-U.S. investor from the Fund that are properly reported by the Fund as capital gain dividends may not be subject to U.S. federal income taxes, including withholding taxes, provided that the Fund makes certain elections and certain other conditions are met. The Fund's option strategy is likely to reduce the amount of distributions otherwise eligible to be capital gains dividends.

Distributions may be subject to a U.S. withholding tax of 30% in the case of distributions to (i) certain non-U.S. financial institutions that have not entered into an agreement with the U.S. Treasury to collect and disclose certain information and are not resident in a jurisdiction that has entered into such an agreement with the U.S. Treasury and (ii) certain other non-U.S. entities that do not provide certain certifications and information about the entity's U.S. owners. The Internal Revenue Service and the Department of Treasury have issued proposed regulations providing that these withholding rules will not be applicable to the gross proceeds of share redemptions or capital gains dividends that the Fund pays.

Other Tax Matters

The foregoing is only a summary of certain federal income tax considerations of investing in the Fund under current law, which is subject to change in the future. Shareholders who are not U.S. persons within the meaning of the Code, such as non-resident aliens, foreign trusts or estates, or foreign corporations or partnerships may be subject to different U.S. federal income tax treatment.

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Fund Facts

You may also be subject to state and local taxes on distributions paid by the Fund, and sales and redemptions of Fund Shares. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific tax situation. More information about taxes can be found in the Fund's SAI.

Net Asset Value

The NAV of shares is determined at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on each day the New York Stock Exchange ("NYSE") is open. NAV is computed by determining the aggregate market value of all assets of the Fund, less its liabilities, divided by the total number of shares outstanding (assets-liabilities)/number of shares = NAV). The NYSE is closed on weekends and New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV takes into account the expenses and fees of the Fund, including management, administration, and distribution fees, which are accrued daily. The determination of NAV for the Fund for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received by the Fund (or an authorized broker or agent, or its authorized designee) before the close of trading on the NYSE on that day.

Generally, securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") National Market System for which market quotations are readily available shall be valued using the NASDAQ official closing price. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Futures, swaps and options contracts listed for trading on a futures or options exchange or board of trade for which market quotations are generally available are valued at the last quoted sale price, or, in the absence of a sale, at the mean of the last bid and ask price. Total return swaps on exchange-listed securities are valued at the last quoted sale price, or, in the absence of a sale, at the mean of the last bid and ask price.

Securities held by the Fund are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Board of Trustees ("Valuation Procedures"). If market quotations are not readily available, securities or other assets will be valued at their fair value as determined in good faith by the Adviser in accordance with procedures approved by the Board and evaluated by the Board as to the reliability of the fair value method used. In these cases, the Fund's NAV will reflect certain portfolio securities' fair values rather than their market prices. Fair value pricing involves subjective judgments, and it is possible that the fair value determined for a security or other asset may be materially different than the value that could be realized upon the sale of that security or other asset. The fair value prices can differ from market prices. The Board of Trustees has designated Calamos Advisors as "valuation designee" for the Fund. The valuation designee is responsible for determining the value of the Fund's investments. The designee may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to ensure the process produces reliable results.

The Fund may use independent pricing services to assist in calculating the value of the Fund's securities or other assets.

With respect to any portion of the Fund's assets that are invested in one or more open-end management investment companies registered under the 1940 Act, the Fund's net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

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Fund Facts

Fund Service Providers

State Street Bank and Trust Company ("State Street"), located at One Congress Street, Suite 1, Boston, Massachusetts 02114-2016, serves as the Fund's administrator, custodian, fund accounting and transfer agent.

Calamos Financial Services LLC ("CFS"), located at 2020 Calamos Court, Naperville, Illinois 60563, serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in Fund Shares.

Ropes & Gray LLP, located at 191 North Wacker Drive, 32nd Floor, Chicago, IL 60606, serves as legal counsel to the Trust.

Premium/Discount Information

Information showing the number of days the market price of the Fund Shares was greater (at a premium) and less (at a discount) than the Fund's NAV for the most recently completed calendar year, and the most recently completed calendar quarters since that year (or the life of the Fund, if shorter), is available at www.calamos.com.

Investments by Other Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including Fund Shares. The SEC adopted Rule 12d1-4 under the 1940 Act on November 19, 2020, which became effective January 19, 2021. The Fund is required to comply with the conditions of Rule 12d1-4, which allows, subject to certain conditions, the Fund to invest in other registered investment companies and other registered investment companies to invest in the Fund beyond the limits contained in Section 12(d)(1) of the 1940 Act.

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Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance during the periods indicated below. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's financial statements, are included in the SAI, which is available upon request.

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year were as follows:

	Year Ended July 31,	May 1, 2024• through July 31,
	2025	2024
Per share operating performance
Net asset value, beginning of year	$25.98	$25.00
Income from investment operations:
Net investment income (loss)(a)	(0.18)	(0.04)
Net realized and unrealized gain (loss)	2.21	1.02
Total from investment operations	2.03	0.98
Less distributions to common shareholders from:
Net investment income	—	—
Total distributions	—	—
Net asset value, end of year	$28.01	$25.98
Total return applicable to common shareholders
Total investment return based on:
Net asset value(b)	7.81%	3.92%
Ratios to average net assets applicable to common shareholders
Net expenses	0.69%	0.69	%(c)
Net investment income (loss)	(0.67%)	(0.65	%)(c)
Supplemental data
Net assets applicable to common shareholders, end of year (000)	$64,420	$107,803
Portfolio turnover rate(d)(e)	0%	0%

  •  Commencement of operations.

  (a)  Net investment income (loss) allocated based on average shares method.

  (b)  Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

  (c)  Annualized.

  (d)  Not annualized.

  (e)  Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

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Other Information

Continuous Offering

The method by which Creation Units of Fund Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of Fund Shares are issued and sold by the Fund on an ongoing basis, a "distribution," as such term is used in the Securities Act of 1933, as amended (the "Securities Act"), may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirements and liability provisions of the Securities Act. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Fund Shares and sells the Fund Shares directly to customers or if it chooses to couple the creation of a supply of new Fund Shares with an active selling effort involving solicitation of secondary market demand for Fund Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in Fund Shares, whether or not participating in the distribution of Fund Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not "underwriters" but are participating in a distribution (as contrasted with engaging in ordinary secondary market transactions) and thus dealing with the Fund Shares that are part of an overallotment within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national exchange.

Disclaimer

The "S&P 500®" is a product of S&P Dow Jones Indices LLC or its affiliates ("SPDJI") and has been licensed for use by Calamos Advisors LLC ("Calamos Advisors"). S&P®, S&P 500®, SPX®, SPY®, US 500TM, The 500TM, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates ("S&P"); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"). It is not possible to invest directly in an index. The Fund is not sponsored or sold by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, "S&P Dow Jones Indices"). S&P Dow Jones Indices do not make any representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500® Index to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices' only relationship to Calamos Advisors with respect to the S&P 500® Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P 500® Index is determined, composed and calculated by S&P Dow Jones Indices without regard to Calamos Advisors or the Fund. S&P Dow Jones Indices have no obligation to take the needs of Calamos Advisors or the owners of the Fund into consideration in determining, composing or calculating the S&P 500® Index. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the Fund. There is no assurance that investment products based on the S&P 500® Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment adviser, commodity trading advisor, commodity pool operator, broker dealer, fiduciary, promoter" (as defined in the Investment Company Act of 1940, as amended), "expert" as enumerated within 15 U.S.C. § 77k(a) or tax advisor. Inclusion of a security, commodity, crypto currency or other asset within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, commodity, crypto currency or other asset, nor is it considered to be investment advice or commodity trading advice.

NEITHER S&P DOW JONES INDICES NOR THIRD PARTY LICENSOR GUARANTEES THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P 500® INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY

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Other Information

ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY CALAMOS ADVISORS, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500® INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBLITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. S&P DOW JONES INDICES HAS NOT REVIEWED, PREPARED AND/OR CERTIFIED ANY PORTION OF, NOR DOES S&P DOW JONES INDICES HAVE ANY CONTROL OVER, THE LICENSEE PRODUCT REGISTRATION STATEMENT, PROSPECTUS OR OTHER OFFERING MATERIALS. THERE ARE NO THIRD-PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND CALAMOS ADVISORS, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

Summary of Certain Provisions of the Second Amended and Restated Trust Instrument

The summary below is a synopsis of certain provisions contained in the Trust's Second Amended and Restated Trust Instrument (the "Trust Instrument"). Shareholders should refer to the Trust Instrument for further information. Defined terms have the meanings contained in the Trust Instrument.

Derivative Actions

The Second Amended and Restated Trust Instrument (the "Trust Instrument") requires, within Section 9 of Article IV, that before bringing any derivative action on behalf of the Fund, Shareholders must have made a written demand to the Board of Trustees requesting that they cause the Trust or affected Series or Class, as applicable, to file the action itself.

In order to warrant consideration, any such written demand must include at least the following:

(1)  a detailed description of the action or failure to act complained of and the facts upon which each such allegation is made;

(2)  a statement to the effect that the complaining Shareholders believe that they will fairly and adequately represent the interests of similarly situated Shareholders in enforcing the right of the Trust or the affected Series or Class, as applicable and an explanation of why the complaining Shareholders believe that to be the case;

(3)  a certification that the following requirements have been met, as well as information reasonably designed to allow the Trustees to verify that certification:

(a)  each complaining Shareholder was a Shareholder of the Trust or the affected Series or Class, as applicable, at the time of the action or failure to act complained of, or acquired the Shares afterwards by operation of law from a Person who was a Shareholder at that time; and

(b)  each complaining Shareholder was a Shareholder of the Trust or the affected Series or Class, as applicable, as of the time the demand required by Section 9 of Article IV was made; and

(4)  a certification that each complaining Shareholder will be a Shareholder of the Trust or the affected Series or Class, as applicable as of the commencement of the derivative action.

The Trust Instrument further provides that at least 10% of the Shareholders of the Trust or the affected Series or Class, as applicable, must join in bringing the derivative action. This provision does not apply to claims brought under the federal securities laws.

The Trust Instrument also provides that a copy of the derivative complaint must be served on the Trust, assuming the requirements described above have already been met and the derivative action has not been barred as further described in the Trust Instrument.

Forum and Waiver of Jury Trial

Section 10 of Article X of the Trust Instrument outlines which shareholder actions must be brought in state court and which must be brought in federal court. This section states in particular that, unless the Trust consents in writing to the selection of an alternative forum, the Federal District Courts of the United States of America shall be the sole and exclusive forum for the

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Other Information

resolution of any complaint asserting a cause of action arising under any federal securities law. This provision may increase costs for a shareholder to bring a claim or may limit a shareholder's ability to bring a claim in a judicial forum that they find more convenient or favorable. While the enforceability of the exclusive forum provisions may be challenged, this section also provides that if any provisions of Section 10 shall be held to be invalid, illegal or unenforceable, the validity, legality and enforceability of the remaining portions will still apply.

Section 10 of Article X of the Trust Instrument also states that shareholders and all other such persons bringing any such suit, action, or proceeding in the Superior Court in the State of Delaware waive the right to a trial by jury to the fullest extent permitted by law.

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For more detailed information on the Fund, several additional sources of information are available to you. The Fund's SAI, incorporated by reference into this prospectus, contains detailed information on the Fund's policies and operation. Additional information about the Fund's investments is available in the annual and semi-annual reports to shareholders and in Form N-CSR. In the Fund's annual reports, you will find a discussion of the market conditions and investment strategies that significantly impacted the Fund's performance during the last fiscal year. In Form N-CSR, you will find the Fund's annual and semi-annual financial statements. The Fund's most recent SAI, annual or semi-annual reports and certain other information are available free of charge by calling the Fund at (866) 363-9219, on the Fund's website at www.calamos.com or through your financial advisor. Shareholders may call the toll-free number above with any inquiries.

You may obtain this and other information regarding the Fund, including the SAI and Codes of Ethics adopted by the Adviser, Distributor and the Trust, directly from the SEC. Information on the SEC's website is free of charge. Visit the SEC's on-line EDGAR database at http://www.sec.gov. You may also request information regarding the Fund by sending a request (along with a duplication fee) to the SEC by sending an electronic request to publicinfo@sec.gov.

Calamos S&P 500® Structured Alt Protection ETF® — May

2020 Calamos Court
Naperville, IL 60563-2787
866.363.9219

www.calamos.com

SEC File
#811-22887

CPSMSTAPRO 112825

Fund Name	Ticker	Exchange
Calamos S&P 500® Structured Alt Protection ETF® — June	CPSU	NYSE Arca

Prospectus November 28, 2025

The fund listed above (the "Fund") is a series of the Calamos ETF Trust (the "Trust") and an exchange-traded fund ("ETF"). The Fund lists and principally trades its shares on the NYSE Arca, Inc. ("NYSE Arca" or the "Exchange").

The U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

As described in more detail in the Fund's summary, the Fund seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the SPDR® S&P 500® ETF Trust ("Underlying ETF") up to a predetermined upside cap (the "Cap"), while protecting against 100% of the Underlying ETF's losses (before fees and expenses), over a period of approximately one-year (the "Outcome Period").

•  Upside Cap: A pre-determined upside return Cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Outcome Period. The Cap is determined before fees and expenses. The Cap is expected to change at the beginning of each new Outcome Period.

•  Capital Protection: Represents downside protection target equal to 100% of losses (before fees and expenses) of the Underlying ETF, over the Outcome Period. There is no guarantee the Fund will be successful in providing the sought-after downside protection.

•  Outcome Period: The approximate one-year period over which the Fund seeks to produce the Capital Protected Target Outcome. The current Outcome Period is from June 1, 2025 through May 31, 2026. The Fund will not terminate after the conclusion of the Outcome Period. After the conclusion of the Outcome Period, another will begin.

•  Together, the Upside Cap, Capital Protection, and Outcome Period makeup the Capital Protected Target Outcome (alternatively, the "Target Outcome").

•  The Target Outcome may not be achieved, and investors may lose some or all of their money. The Fund is designed to achieve the Target Outcome only if an investor buys on the first day of the Outcome Period and holds the Fund until the end of the Outcome Period.

•  If investors buy or sell on a date other than the start or end date of the Outcome Period, their returns will be different and they may incur losses in excess of the Capital Protection level (i.e., losses exceeding 0%) and they may not experience gains up to the Cap.

•  Investors considering purchasing shares after the beginning of the Outcome Period or considering selling their shares prior to the end of the Outcome Period should visit the Fund's website at www.calamos.com for important information and considerations regarding the Fund's potential outcomes.

•  In periods of extreme market volatility, or during market disruption events, the Fund's ability to offset investor losses via the Capital Protection or provide a return up to the stated upside Cap may be impaired.

•  The Fund will not terminate upon reaching the end of an Outcome Period. Rather, the Fund will rebalance, entering into a new set of options positions, thereby establishing a new Outcome Period, with a new Cap, and reset Capital Protection.

•  The Fund has characteristics unlike many traditional investment products and may not be suitable for all investors. The Fund is only appropriate for shareholders willing to bear losses, including some or all of their investment.

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Calamos S&P 500® Structured Alt Protection ETF® — June

Investment Objective

Calamos S&P 500® Structured Alt Protection ETF® — June (the "Fund") seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the SPDR® S&P 500® ETF Trust ("Underlying ETF") up to a cap of 7.33% (the "Cap"), while protecting against 100% of negative price return of the Underlying ETF (before fees and expenses), for the period from June 1, 2025 through May 31, 2026.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund ("Fund Shares"). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.69%
Distribution and/or Service Fees (12b-1)	0.00%
Other Expenses	0.00%
Total Annual Operating Expenses	0.69%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, whether you sell or hold your Fund Shares, would be:

You would pay the following expenses whether you sell or hold your Fund Shares at the end of the period:

One Year	Three Years	Five Years	Ten Years
$70	$221	$384	$859

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund ("ETF") that is designed to provide investors with the opportunity to benefit from increases in the Underlying ETF's share price up to the stated cap over a specified period of time of approximately one-year (the "Outcome Period"), while providing protection against decreases in the Underlying ETF's share price over the same Outcome Period (before taking fees and expenses into account).

Under normal market conditions, the Fund invests substantially all of its assets in FLexible EXchange Options ("FLEX Options") that reference the price performance of the SPDR® S&P 500® ETF Trust (the "Underlying ETF"). FLEX Options are customized equity or index option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates.

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Calamos S&P 500® Structured Alt Protection ETF® — June

The Underlying ETF is an exchange-traded unit investment trust that uses a replication strategy, meaning it invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC ("PDR") serves as the Underlying ETF's sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the S&P 500® Index. The Fund's performance does not reflect the payment of dividends by the Underlying ETF. See "The Underlying ETF" for more information.

The returns an investor will receive from an investment in the Fund have characteristics that are distinct from many other investment vehicles, including the Underlying ETF. It is important that you understand these characteristics before making an investment in the Fund.

The Fund uses FLEX Options to employ a capital protected target outcome strategy. Target outcome strategies seek to produce pre-determined investment outcomes based upon the performance of an underlying security or index. The pre-determined outcomes sought by the Fund, which include capital protection to absorb 100% of losses (before fees and expenses) in the Underlying ETF (the "Capital Protection") and upside participation to a stated cap of 7.33% (before fees and expenses) (the "Cap"), are based on the price performance of the Underlying ETF over an Outcome Period.

The outcomes the Fund seeks for investors that hold Fund Shares for an entire Outcome Period are as follows, though there can be no guarantee these results will be achieved:

•  If the Underlying ETF appreciates over the Outcome Period, the combination of FLEX Options held by the Fund seeks to provide upside participation matching that of the Underlying ETF, up to a cap that is determined at the start of the Outcome Period.

•  If the Underlying ETF decreases over the Outcome Period, the combination of FLEX Options held by the Fund seeks to provide protection against 100% of Underlying ETF losses, prior to taking into account the Fund's fees and expenses.

The Fund does not seek to provide capital protection against 100% of losses (before fees and expenses) of the Underlying ETF as of any time other than the end of the Outcome Period.

For the Outcome Period beginning on June 1, 2025 through May 31, 2026, the Cap is 7.33% and the Capital Protection is 100%. When the Fund's fees and expenses are taken into account, the Cap 6.64% and the Capital Protection is 99.31%. The Cap and Capital Protection will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee.

The current Outcome Period is from June 1, 2025 through May 31, 2026. The Fund will not terminate after the conclusion of the Outcome Period. After the conclusion of the Outcome Period, another will begin. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Outcome Period. This means that the Cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The capital protection will remain the same for each Outcome Period. The Capital Protection and Cap, and the Fund's value relative to each, should be considered before investing in the Fund. The Fund will be perpetually offered and not terminate after the current or any subsequent Outcome Period. Approximately one week prior to the end of an Outcome Period, the Fund's website will be updated to alert existing shareholders that the Outcome Period is approaching its conclusion and will disclose the anticipated Cap range for the next Outcome Period. See "Subsequent Outcome Periods" for more information.

Upon conclusion of the Outcome Period, the Fund will receive the cash value of all the FLEX Options it held for that Outcome Period. It will then invest in a new series of FLEX Options with an expiration date of approximately one year in the future, and a new Outcome Period will begin. Each FLEX Option's value is ultimately derived from the performance of the Underlying ETF's share price during that time. As the terms of the FLEX Options do not change during an Outcome Period, the outcomes, including the Cap and Capital Protection discussed below, will be measured to the Fund's net asset value ("NAV") on the first day of the Outcome Period.

The stated Cap and Capital Protection may only be realized by investors who continuously hold Fund Shares from the commencement of an Outcome Period until its conclusion. An investor who purchases Fund Shares other than on the first day of an Outcome Period and/or sells Fund Shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. While the Cap and Capital Protection provide

CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® — JUNE
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Calamos S&P 500® Structured Alt Protection ETF® — June

the intended outcomes only for investors that hold their Fund Shares throughout the complete term of the Outcome Period, an investor can expect the value of their Fund Shares to generally move in the same direction as the Underlying ETF during the Outcome Period. If investors buy or sell on a date other than the start or end date of the Outcome Period, their returns will be different and they may incur losses in excess of the Capital Protection level (i.e., losses exceeding 0%) and they may not experience gains up to the Cap. See "Capital Protection and Cap" for more information.

The Fund's website, www.calamos.com, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Outcome Period, including the Fund's value relative to the Cap and Capital Protection. Before purchasing Fund Shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund Shares on a particular day and held through the end of the Outcome Period.

The Fund's investment objective is not a fundamental policy, and therefore may be changed by the Board without shareholder approval.

The Fund seeks to generate returns that match the Underlying ETF, up to the Cap (discussed in detail below), while limiting downside losses. The hypothetical illustrations provided below are designed to illustrate the outcomes that the Fund seeks to provide for investors who hold Fund Shares for the entirety of the Outcome Period. The hypothetical examples set forth below do not represent the performance of the Fund and investors should not rely on the hypothetical examples shown below as an indication of the actual or future performance of the Fund. There is no guarantee that the Fund will be successful in its attempt to provide the target outcomes for an Outcome Period. The returns that the Fund seeks to provide do not include the costs associated with purchasing Fund Shares and certain expenses incurred by the Fund. In the payoff profile illustration, the dotted line represents the Underlying ETF's performance, and the solid line represents the return profile gross of fees and expenses sought by the Fund in relation to the Underlying ETF's indicated performance. The bar chart below represents the Fund's hypothetical intended return profile based upon the performance of the Underlying ETF.

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Calamos S&P 500® Structured Alt Protection ETF® — June

Explanation of diagram:

1.  Calamos S&P 500® Structured Alt Protection ETF® — June Participation Layer: The dotted grey line represents the first layer, which involves purchasing a near zero-strike (i.e., deep in-the-money) call on the reference asset, at a pre-determined strike to provide full participation to the price return of the underlying reference asset. In other words, the full price participation provided by this layer provides potential gains and losses that are tantamount to that of owning the underlying reference asset outright, except that this layer does not participate in the dividend yield of the underlying reference asset.

2.  Capital Protection Layer: The solid grey line represents the second layer, which involves purchasing an at-the-money put option, which produces protection equal to 100% of losses (before fees and expenses) of the price return of the reference asset, over the Outcome Period.

3.  Upside Participation Layer (the "Cap"): The solid black line illustrates the final layer, which involves selling an out-of-the-money call, thereby creating the upside cap. The strike price at which the call is sold is determined so that the combined net options purchase price is approximately equal to the underlying asset's current value. The cost of this layer is a credit equal to the price that would make the total package "no-cost" or fully financed.

The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act").

Capital Protection and Cap

The Fund seeks to provide capital protection to absorb 100% of losses (before fees and expenses) of the Underlying ETF at the end of each Outcome Period. When the Fund's management fees are taken into account, the Capital Protection level is reduced to 99.31%. The Capital Protection level will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. If the Fund is required to increase its holdings of cash during the Outcome Period to pay fees and expenses incurred by the Fund, the Capital Protection level may be further reduced. The Fund does not seek to provide capital protection against 100% of losses (before fees and expenses) of the Underlying ETF as of any time other than the end of the Outcome Period.

During the Outcome Period, there may be periods of significant disparity between the Fund's NAV and the Underlying ETF's price performance. As the Underlying ETF price and the Fund's NAV change over the Outcome Period, an investor acquiring Fund Shares after the start of the Outcome Period will likely have a different return potential than an investor who purchased Fund Shares at the start of the Outcome Period. This is because while the Cap and Capital Protection for the Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of an Outcome Period

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Calamos S&P 500® Structured Alt Protection ETF® — June

and remain constant throughout the Outcome Period, an investor purchasing Fund Shares at market value during the Outcome Period likely purchased Fund Shares at a price that is different from the Fund's NAV at the start of the Outcome Period (i.e., the NAV that the Cap and Capital Protection reference). For example, if an investor purchases Fund Shares during an Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Outcome Period (the "Initial Fund Value"), that investor's Cap will essentially be decreased by the amount of the increase in the Underlying ETF's value, and the capital protection will not set in until the Fund's NAV returns to its Initial Fund Value (i.e., a shareholder must experience losses prior to gaining the protection offered by the Fund's Capital Protection because the Fund must first decrease in value to its Initial Fund Value for the Outcome Period before subsequent losses will be protected by the Capital Protection). Conversely, if an investor purchases Fund Shares during an Outcome Period at a time when the Underlying ETF has decreased in value, the Fund's NAV may dip below the Initial Fund Value. However, in this scenario, that investor's potential gain could be larger than the Fund's Cap for the Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Outcome Period through the date the investor purchased its Fund Shares plus any additional gains between the Initial Fund Value and the Cap. There is no guarantee that the Fund will recover such value or experience such gains. The Cap and capital protection relative to the Initial Fund Value, however, will not change over the Outcome Period.

While the Fund seeks to provide 100% protection against losses experienced by the Underlying ETF (before fees and expenses) for shareholders who hold Fund Shares for an entire Outcome Period, there is no guarantee it will successfully do so. If the Fund's NAV has increased significantly, a shareholder that purchases Fund Shares after the first day of an Outcome Period could lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear those losses. There is no guarantee the capital protection and cap will be successful and a shareholder investing at the beginning of an Outcome Period could also lose their entire investment.

The returns of the Fund are subject to a cap for each Outcome Period, calculated (before fees and expenses) at the beginning of each Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return Cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Outcome Period. If the Underlying ETF experiences any percentage gains over the amount of the Cap, Fund shareholders will not experience those gains. Therefore, regardless of the price return of the Underlying ETF, the Cap (net of fees) is the maximum return an investor can achieve from an investment in the Fund for that Outcome Period. The Cap is set on the first day of each Outcome Period. The Cap is provided prior to taking into account annual Fund management fees of 0.69% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses (such as unexpected litigation) incurred by the Fund. The pre-determined Cap applicable to an Outcome Period will vary based on prevailing market conditions at the time that the Cap is set, including interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the FLEX Options.

The Cap level is a result of the design of the Fund's principal investment strategy. To provide the Capital Protected Target Outcome, the Fund purchases and sells a series of put and call FLEX Options on or around the last business day of the month prior to the beginning of an Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The Adviser will calculate the amount of premiums that the Fund will owe on the put options acquired to provide the Capital Protection and will then sell call FLEX Options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The Cap is the strike price of those FLEX Options the Fund is selling. The Cap, and the Fund's value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund Shares during an Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Outcome Period to a level near the Cap, an investor purchasing Fund Shares will have limited to no gain potential for the remainder of the Outcome Period (because the investor's potential gain will be limited to the difference between the Fund's NAV on the date the investor purchased the Fund Shares and the Cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which it purchased its Fund Shares and the Initial Fund Value for the Outcome Period before subsequent losses will be protected by the Capital Protection. If an

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Calamos S&P 500® Structured Alt Protection ETF® — June

investor buys Fund Shares when the price exceeds the Cap, an investor selling their shares at the end of the Outcome Period will not experience any gain regardless of the price return of the Underlying ETF.

There is no guarantee that the Fund will be successful in providing these investment outcomes for any Outcome Period, and an investor may experience returns on the Fund significantly below the Cap.

In periods of extreme market volatility or during market disruption events, the Fund's ability to offset investor losses through the use of the FLEX Options to achieve the stated Capital Protection, or provide a return up to the stated upside Cap may be impaired, resulting in an upside limit significantly below the Cap and downside protection significantly lower than full capital protection (i.e., losses greater than 0%), because the Fund may not be able to trade or exercise existing FLEX Options, or may not receive timely payment from its counterparties. An investor may lose their entire investment and an investment in the Fund is only appropriate for investors willing to bear those losses.

For each Outcome Period, the Fund will invest in both purchased and written put and call FLEX Options that reference the Underlying ETF. Because the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options impact the correlation between the Fund's NAV and the price of the Underlying ETF.

General Information about FLEX Options

FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation ("OCC"). The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the "buyer for every seller and the seller for every buyer," with the goal of protecting clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events, as more fully described in the Fund's Statement of Additional Information. Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and subject to the risk that the OCC may fail to perform the settlement of the FLEX Options due to bankruptcy or other adverse reasons. The FLEX Options that the Fund will hold that reference the Underlying ETF will give the Fund the right or the obligation to either receive or deliver shares of the Underlying ETF, or the right or the obligation to either receive or deliver a cash payment on the option expiration date based upon the difference between the Underlying ETF's value and a strike price, depending on whether the option is a put or call option and whether the Fund purchases or sells the option. The FLEX Options held by the Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date. The Fund will generally, under normal conditions, hold FLEX Options for each Outcome Period. The Fund will purchase call options (giving the Fund the right to receive shares of the Underlying ETF or a cash payment) and put options (giving the Fund the right to deliver shares of the Underlying ETF or a cash payment), while simultaneously selling (i.e., writing) call options (giving the Fund the obligation to deliver shares of the Underlying ETF or a cash payment). The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the Fund expects the FLEX Options to be fully covered and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchanges on which the FLEX Options are listed do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts but may charge transaction fees. Each of the FLEX Options purchased and sold throughout the Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Outcome Period. On the Flex Options expiration date, the Fund intends to sell the Flex Options prior to their expiration or cash-settle the Flex Options and use the resulting proceeds to purchase new Flex Options for the next Outcome Period.

The Underlying ETF

The Underlying ETF is an exchange-traded unit investment trust that uses a replication strategy, meaning it invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC ("PDR") serves as the Underlying ETF's sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the S&P 500® Index (the "Index"). See below for a description of the Underlying ETF's principal investment strategies and risks. You can find the Underlying ETF's prospectus and other information

CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® — JUNE
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Calamos S&P 500® Structured Alt Protection ETF® — June

about the ETF, including the statement of additional information and most recent reports to shareholders, online at https://www.ssga.com/us/en/intermediary/etfs/spdr-sp-500-etf-trust-spy.

The summary information below regarding the Underlying ETF comes from its filings with the SEC. You are urged to refer to the SEC filings made by the Underlying ETF and to other publicly available information (e.g., the ETF's annual reports) to obtain an understanding of the ETF's business and financial prospects. The following description of the Underlying ETF's principal investment strategies was taken directly from the Underlying ETF's prospectus, dated January 27, 2025 ("SPY" refers to the Underlying ETF; other defined terms have been modified).

"SPY seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index (the "Portfolio"), with the weight of each stock in SPY's Portfolio substantially corresponding to the weight of such stock in the Index. In SPY's prospectus, the term "Portfolio Securities" refers to the common stocks that are actually held by SPY and make up SPY's Portfolio, while the term "Index Securities" refers to the common stocks that are included in the Index, as determined by the index provider, S&P Dow Jones Indices LLC ("S&P"). At any time, SPY's Portfolio will consist of as many of the Index Securities as is practicable. To maintain the correspondence between the composition and weightings of Portfolio Securities and Index Securities, State Street Global Advisors Trust Company (the "Trustee") or its parent company, State Street Bank and Trust Company ("SSBT") adjusts SPY's Portfolio from time to time to conform to periodic changes made by S&P to the identity and/or relative weightings of Index Securities in the Index. SPY's Trustee or SSBT aggregates certain of these adjustments and makes changes to SPY's Portfolio at least monthly, or more frequently in the case of significant changes to the Index. SPY may pay transaction costs, such as brokerage commissions, when it buys and sells securities (or "turns over" its Portfolio). Such transaction costs may be higher if there are significant rebalancings of Index Securities in the Index, which may also result in higher taxes when SPY's units are held in a taxable account. These costs, which are not reflected in SPY's estimated annual Trust ordinary operating expenses, affect SPY's performance. During the most recent fiscal year, SPY's portfolio turnover rate was 3% of the average value of its portfolio. SPY's portfolio turnover rate does not include securities received or delivered from processing creations or redemptions of SPY's units. Portfolio turnover will be a function of changes to the Index as well as requirements of SPY's trust agreement. ... Although SPY may fail to own certain Index Securities at any particular time, SPY generally will be substantially invested in Index Securities, which should result in a close correspondence between the performance of the Index and the performance of SPY. ... SPY does not hold or trade futures or swaps and is not a commodity pool. The Index includes five hundred (500) selected companies, all of which are listed on national stock exchanges and spans a broad range of major industries. ... Since 1968, the Index has been a component of the U.S. Commerce Department's list of Leading Indicators that track key sectors of the U.S. economy. Current information regarding the market value of the Index is available from market information services. The Index is determined, comprised and calculated without regard to SPY."

As of November 11, 2025, the Underlying ETF had significant investments in information technology companies.

Subsequent Outcome Periods

The Fund will alert existing shareholders to the new Cap at the beginning of each new Outcome Period in the following manner:

1.  Approximately one week prior to the end of the current Outcome Period, the Fund will make a sticker filing that will alert existing shareholders that the Outcome Period is approaching its conclusion and disclose the anticipated Cap range for the next Outcome Period. This filing will be mailed to existing shareholders.

2.  Following the close of business on the last day of the Outcome Period, the Fund will make a sticker filing that discloses the Fund's Cap for the next Outcome Period. This filing will be mailed to existing shareholders.

3.  On the first day of the new Outcome Period, the Fund will file a full prospectus that incorporates the sticker filing from the previous evening which replaces the Caps/dates associated with the previous Outcome Period with the Caps/dates associated with the new Outcome Period. Correspondingly, the Fund will file a revised summary prospectus that reflects such changes.

The information referenced above will also be available on the Fund's website at www.calamos.com.

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Calamos S&P 500® Structured Alt Protection ETF® — June

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. You should not consider investing in the Fund if your investment objective differs from the Fund's investment objective or if you are not willing to accept the principal risks associated with an investment in the Fund. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a "principal risk" of investing in the Fund, regardless of the order in which it appears. The principal risks of investing in the Fund include:

•  Authorized Participant Concentration Risk — Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs, such as the Fund, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

•  Cap Change Risk — A new Cap is established at the beginning of each Outcome Period and is dependent on prevailing market conditions at the time the Cap is established. As such, the Cap may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods. Investors should monitor the changes in the Cap for each Outcome Period, information for which will be made available pursuant to the procedure outlined in the Fund's prospectus.

•  Capital Protection Risk — There can be no guarantee that the Fund will be successful in its strategy to provide protection against 100% of Underlying ETF losses if the Underlying ETF's share price decreases over the duration of the Outcome Period. The Fund's strategy seeks to deliver returns that match those of the Underlying ETF (up to the Cap), while limiting downside losses, if Fund Shares are held at the time at which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Fund Shares after the FLEX Options were entered into or sells Fund Shares prior to the expiration of the FLEX Options, the Capital Protection that the Fund seeks to provide may not be available. If the Outcome Period has begun and the Underlying ETF has increased in value, the Capital Protection will not protect any decreases in the value of the Underlying ETF to the extent of such appreciation, and therefore an investor may experience losses from this appreciated value until the Fund reaches its original NAV from the commencement of the Outcome Period. Similarly, if an investor purchases Fund Shares after the commencement of the Outcome period and the Underlying ETF has increased in value, an investor purchasing Shares at that point will not benefit from the Capital Protection until the Underlying ETF's value decreases to its original value at the commencement of the Outcome Period. Accordingly, such investor will not receive the protection that the Fund seeks to provide until the Fund experiences losses that return it to its value at the commencement of the Outcome Period. If the FLEX Options (and therefore the Capital Protection) do not perform as expected, an investor may experience significant losses on its investment, including the loss of its entire investment.

•  Capped Upside Risk — The Fund's strategy seeks to provide returns that are subject to the Cap. In the event that the Underlying ETF experiences gains in excess of the Cap for the Outcome Period, the Fund will not participate in, and will underperform the Underlying ETF to the extent of, those gains beyond the Cap. The Fund's strategy seeks to deliver returns that match those of the Underlying ETF (up to the Cap), while protecting against the entirety of downside losses of the Underlying ETF, if Fund Shares are held at the time at which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Fund Shares after the FLEX Options were entered into, there may be little or no ability for that investor to experience an investment gain on

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Calamos S&P 500® Structured Alt Protection ETF® — June

their Fund Shares (and such investor may be subjected to potential losses between that Fund Share price and the Fund's NAV at the commencement of the Outcome Period). Further, because the FLEX Options are designed to produce returns that match the price return of the Underlying ETF (subject to the Cap) on the last day of the Outcome Period, if an investor sells Fund Shares prior to the expiration date of the FLEX Options such investor may sell at a point where the Fund's performance does not match the performance of the Underlying ETF over the Outcome Period, and therefore may sell at a point where the Fund has underperformed the Underlying ETF.

•  Cash Holdings Risk — To the extent the Fund holds cash positions, the Fund risks achieving lower returns and potential lost opportunities to participate in market appreciation which could negatively impact the Fund's performance and ability to achieve its investment objective.

•  Clearing Member Default Risk — Transactions in some types of derivatives, including FLEX Options, are required to be centrally cleared ("cleared derivatives"). In a transaction involving cleared derivatives, the Fund's counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house ("clearing members") can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member's individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its FLEX Options may, in certain circumstances, be used to satisfy losses of other clients of the Fund's clearing member. In addition, although clearing members guarantee performance of their clients' obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member's bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund's behalf, which heightens the risks associated with a clearing member's default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund's ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund's behalf, the Fund may be unable to effectively implement its investment strategy.

•  Correlation Risk — The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods, consistent with the Fund's valuation policy. Because a component of the FLEX option's value will be affected by, among other things, changes in the Underlying ETF's share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF's share price and the remaining time until the FLEX Options expire, the value of the Fund's FLEX Options positions is not anticipated to increase or decrease at the same rate as the Underlying ETF's share price, and it is possible they may move in different directions, and as a result, the Fund's NAV may not increase or decrease at the same rate as the Underlying ETF's share price. The Fund's strategy is designed to produce the outcomes upon the expiration of the FLEX Options on the last business day of the Outcome Period, and it should not be expected that the outcomes will be provided at any point other than the end of the Outcome Period.

•  Costs of Buying and Selling Fund Shares — Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

•  Derivatives Risk — Derivatives are instruments, such as options, futures and forward foreign currency contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. In addition, derivative instruments are subject to counterparty risk, meaning that the

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Calamos S&P 500® Structured Alt Protection ETF® — June

party with whom the Fund enters into a derivative transaction may experience a significant credit event and/or may be unwilling or unable to make timely settlement payments or otherwise honor its obligations. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.

•  Equity Securities Risk — The securities markets are volatile, and the market prices of the Underlying ETF's securities may decline generally. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. If the market prices of the securities owned by the Underlying ETF fall, the value of your investment in the Fund will decline.

•  FLEX Options Risk — The Fund may invest in FLEX Options issued and guaranteed for settlement by The Options Clearing Corporation ("OCC"). FLEX Options are customized option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be illiquid, and in such cases, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options and changing volatility levels of the reference asset. In connection with the creation and redemption of Fund Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Fund at prices that reflect the market price of the Fund Shares, the Fund's NAV and, in turn the share price of the Fund, could be negatively impacted. The Fund may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless.

•  Investment Timing Risk — An investor who purchases Fund Shares other than on the first day of the options package and/or sells Fund Shares before the options package expires may not experience the 100% downside protection or upside participation in the Underlying ETF. The Fund's downside protection and upside participation of the Underlying ETF may only be available for investors who hold Fund Shares throughout the complete term of the options package. An investor can expect their Fund Shares to move generally in the same direction as the Underlying ETF during the one-year options package. However, Fund Shares may not experience the same price movement as the price movement of the Underlying ETF. During the duration of the option package, there may be periods of significant disparity between the Fund's NAV and the Underlying ETF's price performance. For example, if an investor purchases Fund Shares during an options package period at a time when the Underlying ETF's share price has increased from its price at the beginning of the options package period, the investor may not be 100% protected against Underlying ETF downside losses. In addition, if an investor purchases Fund Shares during an options package period at a time when the Underlying ETF's share price has increased from its price at the beginning of the options package period, that investor's cap will essentially be decreased from the stated Cap by the amount of the increase in the Underlying ETF's value.

•  Large-Capitalization Investing Risk — Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks. In addition, larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer preferences. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® — JUNE
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Calamos S&P 500® Structured Alt Protection ETF® — June

•  Liquidity Risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

•  Liquidity Risk — FLEX Options — In the event that trading in the underlying FLEX Options is limited or absent, the value of the Fund's FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities, including certain non-customized option contracts. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. Additionally, the liquidation of a large number of FLEX Options may more significantly impact the price in a less liquid market. Further, the Fund requires a sufficient number of participants to facilitate the purchase and sale of options on an exchange to provide liquidity to the Fund for its FLEX Option positions. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

•  Market Maker Risk — If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund's net asset value and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of the Fund Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund's portfolio securities and the Fund's market price. This reduced effectiveness could result in Fund Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Fund Shares.

•  Market Risk — The risk that the securities markets will increase or decrease in value is considered market risk and applies to any security. If there is a general decline in the stock or fixed-income market, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests.

•  New Fund Risk — The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

•  Non-Diversification Risk — The Fund is classified as "non-diversified" under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code").

•  Options Risk — The Fund's ability to close out its position as a purchaser or seller of an over-the-counter or exchange-listed put or call option is dependent, in part, upon the liquidity of the options market. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Fund's ability to utilize options successfully will depend on the ability of the Fund's investment adviser to predict pertinent market movements, which cannot be assured. The Fund may also purchase or write over-the-counter put or call options, which involves risks different from, and possibly greater than, the risks associated with exchange-listed put or call options. Over-the-counter put or call options may expose the Fund to the risk that a counterparty may be unable or unwilling to perform according to a contract, and that any deterioration in a counterparty's creditworthiness could adversely affect the instrument. In addition, the Fund may be exposed to a risk that losses may exceed the amount originally invested.

•  Premium-Discount Risk — Fund Shares may trade above or below their NAV. The market prices of Fund Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Fund Shares on the Exchange. The trading price of Fund Shares may deviate significantly from NAV during periods of market volatility.

•  Secondary Market Trading Risk — Investors buying or selling Fund Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund

PROSPECTUS | November 28, 2025
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Calamos S&P 500® Structured Alt Protection ETF® — June

Shares. Although the Fund Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Fund Shares on the Exchange may be halted.

•  Sector Risk — To the extent the Underlying ETF invests a significant portion of its assets in a particular sector, a greater portion of the Fund's performance may be affected by the general business and economic conditions affecting that sector. Each sector may share economic risk with the broader market, however there may be economic risks specific to each sector. As a result, returns from those sectors may trail returns from the overall stock market, and it is possible that the Underlying ETF may underperform the broader market.

•  Tax Risk — The Fund intends to elect and to qualify each year to be treated as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The federal income tax treatment of the securities in which the Fund may invest, including the Fund's option strategy, may not be clear or may be subject to recharacterization by the Internal Revenue Service. It could be more difficult to comply with the tax requirements applicable to RICs if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the Internal Revenue Service. Any such failure to comply with the rules applicable to RICs could cause the Fund to fail to qualify as such. To qualify and maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published Internal Revenue Service guidance or case law on how to determine the "issuer" of certain derivatives that the Fund will enter into. Based upon the language in the legislative history, the Fund intends to treat the issuer of an equity option as the referenced asset and to treat any income it may derive from an equity option as "qualifying income" under the provisions of the Code applicable to RICs. In the case of FLEX Options, assuming the referenced asset qualifies as a RIC, treating the issuer as the referenced asset would allow the Fund to count the FLEX Options as automatically diversified investments under the RIC diversification requirements. If the income is not qualifying income or the issuer of equity options, including FLEX Options, is not appropriately the referenced asset, the Fund may not qualify, or may be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund's taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

  The Fund's investments in offsetting positions with respect to the Underlying ETF may affect the character of gains or losses realized by the Fund under the Code's "straddle" rules and may increase the amount of short-term capital gain realized by the Fund. Certain options the Fund holds may not qualify as "Section 1256 contracts" under Section 1256 of the Code, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

  Offsetting FLEX Options are held by a single person, the IRS may take the position that the FLEX Options, viewed together, should be treated as a single debt instrument for federal tax purposes. The result of such a position would be that the Fund would fail the RIC diversification tests, causing the RIC to be taxed as a C corporation, unless certain cure rights based upon reasonable cause may apply. The Fund has obtained an opinion of tax counsel that the FLEX Options should not be collapsed into a single instrument. However, such an opinion is not binding upon the IRS or the courts.

•  Trading Issues Risk — Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange's "circuit breaker" rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund's assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.

•  Underlying ETF Risk — The Fund invests in FLEX Options that reference an ETF, which subjects the Fund to certain of the risks of owning shares of an ETF as well as the types of instruments in which the Underlying ETF invests. The value of an ETF will fluctuate over time based on fluctuations in the values of the securities held by the ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and

CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® — JUNE
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Calamos S&P 500® Structured Alt Protection ETF® — June

demand for those securities. In addition, ETFs are subject to absence of an active market risk, premium/discount risk, tracking error risk and trading issues risk. Brokerage, tax and other expenses may negatively impact the performance of the Underlying ETF and, in turn, the value of the Fund's shares. An ETF that tracks an index may not exactly match the performance of the index due to cash drag, differences between the portfolio of the ETF and the components of the index, expenses and other factors.

•  Valuation Risk — During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options may become more difficult. In market environments where there is reduced availability of reliable objective pricing data, the judgment of the Fund's investment adviser in determining the fair value of the security may play a greater role. While such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.

Fund Performance

The Fund commenced operations on June 2, 2025, and thus does not yet have annual returns for a full calendar year. Accordingly, performance data is not included. Performance information is available at no cost by visiting www.calamos.com. Past performance (before and after taxes) is not an indication of future performance.

Investment Adviser

Calamos Advisors LLC ("Calamos Advisors" or the "Adviser")

Portfolio Managers

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH ADVISER
David O'Donohue	Since June 2025	SVP, Sr. Co-Portfolio Manager
Jimmy Young	Since June 2025	SVP, Co-Portfolio Manager
Eli Pars	Since June 2025	SVP, Sr. Co-Portfolio Manager
Jason Hill	Since June 2025	SVP, Sr. Co-Portfolio Manager
Anthony Vecchiolla	Since June 2025	VP, Co-Portfolio Manager
Jordan Rosenfeld	Since November 2025	VP, Co-Portfolio Manager

PROSPECTUS | November 28, 2025
13

Other Important Information Regarding Fund Shares

Portfolio Holdings. The Fund's portfolio holdings are disclosed on its website daily after the close of trading on the Exchange and prior to the opening of trading on the Exchange the following day. A description of the Fund's policies and procedures with respect to the disclosure of such Fund's portfolio holdings is available in the Fund's Statement of Additional Information ("SAI").

Premium/Discount Information. Information about the premiums and discounts at which the Fund's Shares have traded will be available at www.calamos.com.

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as "Creation Units." Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at net asset value ("NAV"), Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the "bid-ask spread"). Recent information regarding the Fund's NAV, market price, premiums and discounts, and bid-ask spreads is available at https://www.calamos.com/.

Tax Information

Net investment income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute net investment income and capital gains, if any, at least annually.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), such Fund and its related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® — JUNE
14

Additional Information About Investment Strategies and Related Risks

The Fund's investment objective and each of the policies described herein are non-fundamental policies that may be changed by the Board of Trustees of the Trust (the "Board") without shareholder approval. The Fund may liquidate and terminate at any time without shareholder approval.

What are the investment objectives and principal strategies for the Fund?

The Fund is an actively managed exchange-traded fund ("ETF") that is designed to provide investors with the opportunity to benefit from increases in the Underlying ETF's share price up to the stated cap over a specified period of time of approximately one-year (the "Outcome Period"), while providing protection against decreases in the Underlying ETF's share price over the same Outcome Period (before taking fees and expenses into account).

Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange Options ("FLEX Options") that reference the price performance of the SPDR® S&P 500® ETF Trust (the "Underlying ETF"). FLEX Options are customized equity or index option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates.

The Underlying ETF is an exchange-traded unit investment trust that uses a replication strategy, meaning it invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC ("PDR") serves as the Underlying ETF's sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the S&P 500® Index. The Fund's performance does not reflect the payment of dividends by the Underlying ETF. See "The Underlying ETF" for more information.

The returns an investor will receive from an investment in the Fund have characteristics that are distinct from many other investment vehicles, including the Underlying ETF. It is important that you understand these characteristics before making an investment in the Fund.

The Fund uses FLEX Options to employ a capital protected target outcome strategy. Target outcome strategies seek to produce pre-determined investment outcomes based upon the performance of an underlying security or index. The pre-determined outcomes sought by the Fund, which include capital protection to absorb 100% of losses (before fees and expenses) in the Underlying ETF (the "Capital Protection") and upside participation to a stated cap of 7.33% (before fees and expenses) (the "Cap"), are based on the price performance of the Underlying ETF over an approximate one-year period (the "Outcome Period").

The outcomes the Fund seeks for investors that hold Fund Shares for an entire Outcome Period are as follows, though there can be no guarantee these results will be achieved:

•  If the Underlying ETF appreciates over the Outcome Period, the combination of FLEX Options held by the Fund seeks to provide upside participation matching that of the Underlying ETF, up to a Cap that is determined at the start of the Outcome Period.

•  If the Underlying ETF decreases over the Outcome Period, the combination of FLEX Options held by the Fund seeks to provide protection against 100% of Underlying ETF losses, prior to taking into account the Fund's fees and expenses.

The Fund does not seek to provide capital protection against 100% of losses (before fees and expenses) of the Underlying ETF as of any time other than the end of the Outcome Period.

For the Outcome Period beginning on June 1, 2025 through May 31, 2026, the Cap is 7.33% and the Capital Protection is 100%. When the Fund's fees and expenses are taken into account, the Cap is 6.64% and the Capital Protection is 99.31%. The Cap and Capital Protection will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee.

The current Outcome Period is from June 1, 2025 through May 31, 2026. The Fund will not terminate after the conclusion of the Outcome Period. After the conclusion of the Outcome Period, another will begin. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Outcome

PROSPECTUS | November 28, 2025
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Additional Information About Investment Strategies and Related Risks

Period. This means that the Cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The capital protection will remain the same for each Outcome Period. The Capital Protection and Cap, and the Fund's value relative to each, should be considered before investing in the Fund. The Fund will be perpetually offered and not terminate after the current or any subsequent Outcome Period. Approximately one week prior to the end of an Outcome Period, the Fund's website will be updated to alert existing shareholders that the Outcome Period is approaching its conclusion and will disclose the anticipated Cap range for the next Outcome Period. See "Subsequent Outcome Periods" for more information.

Upon conclusion of the Outcome Period, the Fund will receive the cash value of all the FLEX Options it held for that Outcome Period. It will then invest in a new series of FLEX Options with an expiration date of approximately one year in the future, and a new Outcome Period will begin. Each FLEX Option's value is ultimately derived from the performance of the Underlying ETF's share price during that time. As the terms of the FLEX Options do not change during an Outcome Period, the outcomes, including the Cap and 100% Capital Protection discussed below, will be measured to the Fund's net asset value ("NAV") on the first day of the Outcome Period.

The stated Cap and Capital Protection may only be realized by investors who continuously hold Fund Shares from the commencement of an Outcome Period until its conclusion. An investor who purchases Fund Shares other than on the first day of an Outcome Period and/or sells Fund Shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. While the Cap and Capital Protection provide the intended outcomes only for investors that hold their Fund Shares throughout the complete term of the Outcome Period, an investor can expect the value of their Fund Shares to generally move in the same direction as the Underlying ETF during the Outcome Period. If investors buy or sell on a date other than the start or end date of the Outcome Period, their returns will be different and they may incur losses in excess of the Capital Protection level (i.e., losses exceeding 0%) and they may not experience gains up to the Cap. See "Capital Protection and Cap" for more information.

The Fund's website, www.calamos.com, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Outcome Period, including the Fund's value relative to the Cap and Capital Protection. Before purchasing Fund Shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund Shares on a particular day and held through the end of the Outcome Period.

The Fund's investment objective is not a fundamental policy and therefore may be changed by the Board without shareholder approval.

The Fund seeks to generate returns that match the Underlying ETF, up to the Cap (discussed in detail below), while limiting downside losses. The hypothetical illustrations provided below are designed to illustrate the outcomes that the Fund seeks to provide for investors who hold Fund Shares for the entirety of the Outcome Period. The hypothetical examples set forth below do not represent the performance of the Fund and investors should not rely on the hypothetical examples shown below as an indication of the actual or future performance of the Fund. There is no guarantee that the Fund will be successful in its attempt to provide the target outcomes for an Outcome Period. The returns that the Fund seeks to provide do not include the costs associated with purchasing Fund Shares and certain expenses incurred by the Fund. In the payoff profile illustration, the dotted line represents the Underlying ETF's performance, and the solid line represents the return profile gross of fees and expenses sought by the Fund in relation to the Underlying ETF's indicated performance. The bar chart below represents the Fund's hypothetical intended return profile based upon the performance of the Underlying ETF.

CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® — JUNE
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Additional Information About Investment Strategies and Related Risks

Explanation of diagram:

1.  Calamos S&P 500® Structured Alt Protection ETF® — June Participation Layer: The dotted grey line represents the first layer, which involves purchasing a near zero-strike (i.e., deep in-the-money) call on the reference asset, at a pre-determined strike to provide full participation to the price return of the underlying reference asset. In other words, the full price participation provided by this layer provides potential gains and losses that are tantamount to that of owning the underlying reference asset outright, except that this layer does not participate in the dividend yield of the underlying reference asset.

2.  Capital Protection Layer: The solid grey line represents the second layer, which involves purchasing an at-the-money put option, which produces protection equal to 100% of losses (before fees and expenses) of the price return of the reference asset, over the Outcome Period.

3.  Upside Participation Layer (the "Cap"): The solid black line illustrates the final layer, which involves selling an out-of-the-money call, thereby creating the upside cap. The strike price at which the call is sold is determined so that the combined net options purchase price is approximately equal to the underlying asset's current value. The cost of this layer is a credit equal to the price that would make the total package "no-cost" or fully financed.

PROSPECTUS | November 28, 2025
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Additional Information About Investment Strategies and Related Risks

The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act").

Capital Protection and Cap

The Fund seeks to provide capital protection to absorb 100% of losses (before fees and expenses) of the Underlying ETF at the end of each Outcome Period. When the Fund's management fees are taken into account, the Capital Protection level is reduced to 99.31%. The Capital Protection level will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. If the Fund is required to increase its holdings of cash during the Outcome Period to pay fees and expenses incurred by the Fund, the Capital Protection level may be further reduced. The Fund does not seek to provide capital protection against 100% of losses (before fees and expenses) of the Underlying ETF as of any time other than the end of the Outcome Period.

During the Outcome Period, there may be periods of significant disparity between the Fund's NAV and the Underlying ETF's price performance. As the Underlying ETF price and the Fund's Net Asset Value ("NAV") change over the Outcome Period, an investor acquiring Fund Shares after the start of the Outcome Period will likely have a different return potential than an investor who purchased Fund Shares at the start of the Outcome Period. This is because while the Cap and Capital Protection for the Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of an Outcome Period and remain constant throughout the Outcome Period, an investor purchasing Fund Shares at market value during the Outcome Period likely purchased Fund Shares at a price that is different from the Fund's NAV at the start of the Outcome Period (i.e., the NAV that the Cap and Capital Protection reference). For example, if an investor purchases Fund Shares during an Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Outcome Period (the "Initial Fund Value"), that investor's Cap will essentially be decreased by the amount of the increase in the Underlying ETF's value, and the capital protection will not set in until the Fund's NAV returns to its Initial Fund Value (i.e., a shareholder must experience losses prior to gaining the protection offered by the Fund's Capital Protection because the Fund must first decrease in value to its Initial Fund Value for the Outcome Period before subsequent losses will be protected by the Capital Protection). Conversely, if an investor purchases Fund Shares during an Outcome Period at a time when the Underlying ETF has decreased in value, the Fund's NAV may dip below the Initial Fund Value. However, in this scenario, that investor's potential gain could be larger than the Fund's Cap for the Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Outcome Period through the date the investor purchased its Fund Shares plus any additional gains between the Initial Fund Value and the Cap. There is no guarantee that the Fund will recover such value or experience such gains. The Cap and capital protection relative to the Initial Fund Value, however, will not change over the Outcome Period.

CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® — JUNE
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Additional Information About Investment Strategies and Related Risks

While the Fund seeks to provide 100% protection against losses experienced by the Underlying ETF (before fees and expenses) for shareholders who hold Fund Shares for an entire Outcome Period, there is no guarantee it will successfully do so. If the Fund's NAV has increased significantly, a shareholder that purchases Fund Shares after the first day of an Outcome Period could lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear those losses. There is no guarantee the capital protection and cap will be successful and a shareholder investing at the beginning of an Outcome Period could also lose their entire investment.

The returns of the Fund are subject to a cap for each Outcome Period, calculated (before fees and expenses) at the beginning of each Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return Cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Outcome Period. If the Underlying ETF experiences any percentage gains over the amount of the Cap, Fund shareholders will not experience those gains. Therefore, regardless of the price return of the Underlying ETF, the Cap (net of fees) is the maximum return an investor can achieve from an investment in the Fund for that Outcome Period. The Cap is set on the first day of each Outcome Period. The Cap is provided prior to taking into account annual Fund management fees of 0.69% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses (such as unexpected litigation) incurred by the Fund. The pre-determined Cap applicable to an Outcome Period will vary based on prevailing market conditions at the time that the Cap is set, including interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the FLEX Options.

The Cap level is a result of the design of the Fund's principal investment strategy. To provide the Capital Protected Target Outcome, the Fund purchases and sells a series of put and call FLEX Options on or around the last business day of the month prior to the beginning of an Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The Adviser will calculate the amount of premiums that the Fund will owe on the put options acquired to provide the Capital Protection and will then sell call FLEX Options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The Cap is the strike price of those FLEX Options the Fund is selling. The Cap, and the Fund's value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund Shares during an Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Outcome Period to a level near the Cap, an investor purchasing Fund Shares will have limited to no gain potential for the remainder of the Outcome Period (because the investor's potential gain will be limited to the difference between the Fund's NAV on the date the investor purchased the Fund Shares and the Cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which it purchased its Fund Shares and the Initial Fund Value for the Outcome Period before subsequent losses will be protected by the Capital Protection. If an investor buys Fund Shares when the price exceeds the Cap, an investor selling their shares at the end of the Outcome Period will not experience any gain regardless of the price return of the Underlying ETF. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Outcome Period, and an investor may experience returns on the Fund significantly below the Cap.

In periods of extreme market volatility or during market disruption events, the Fund's ability to offset investor losses through the use of the FLEX Options to achieve the stated Capital Protection, or provide a return up to the stated upside Cap may be impaired, resulting in an upside limit significantly below the Cap and downside protection significantly lower than full capital protection (i.e., losses greater than 0%), because the Fund may not be able to trade or exercise existing FLEX Options, or may not receive timely payment from its counterparties. An investor may lose their entire investment and an investment in the Fund is only appropriate for investors willing to bear those losses.

For each Outcome Period, the Fund will invest in both purchased and written put and call FLEX Options that reference the Underlying ETF. Because the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options impact the correlation between the Fund's NAV and the price of the Underlying ETF.

PROSPECTUS | November 28, 2025
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Additional Information About Investment Strategies and Related Risks

General Information about FLEX Options

FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation ("OCC"). The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the "buyer for every seller and the seller for every buyer," with the goal of protecting clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events, as more fully described in the Fund's Statement of Additional Information. Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and subject to the risk that the OCC may fail to perform the settlement of the FLEX Options due to bankruptcy or other adverse reasons. The FLEX Options that the Fund will hold that reference the Underlying ETF will give the Fund the right or the obligation to either receive or deliver shares of the Underlying ETF, or the right or the obligation to either receive or deliver a cash payment on the option expiration date based upon the difference between the Underlying ETF's value and a strike price, depending on whether the option is a put or call option and whether the Fund purchases or sells the option. The FLEX Options held by the Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date. The Fund will generally, under normal conditions, hold FLEX Options for each Outcome Period. The Fund will purchase call options (giving the Fund the right to receive shares of the Underlying ETF or a cash payment) and put options (giving the Fund the right to deliver shares of the Underlying ETF or a cash payment), while simultaneously selling (i.e., writing) call options (giving the Fund the obligation to deliver shares of the Underlying ETF or a cash payment). The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the Fund expects the FLEX Options to be fully covered and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchanges on which the FLEX Options are listed do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts but may charge transaction fees. Each of the FLEX Options purchased and sold throughout the Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Outcome Period. On the Flex Options expiration date, the Fund intends to sell the Flex Options prior to their expiration or cash-settle the Flex Options and use the resulting proceeds to purchase new Flex Options for the next Outcome Period.

The Underlying ETF

The Underlying ETF is an exchange-traded unit investment trust that uses a replication strategy, meaning it invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC ("PDR") serves as the Underlying ETF's sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the S&P 500® Index (the "Index"). See below for a description of the Underlying ETF's principal investment strategies and risks. You can find the Underlying ETF's prospectus and other information about the ETF, including the statement of additional information and most recent reports to shareholders, online at https://us.spdrs.com/en/etf/spdr-sp-500-etf-SPY.

The summary information below regarding the Underlying ETF comes from its filings with the SEC. You are urged to refer to the SEC filings made by the Underlying ETF and to other publicly available information (e.g., the ETF's annual reports) to obtain an understanding of the ETF's business and financial prospects. The following description of the Underlying ETF's principal investment strategies was taken directly from the Underlying ETF's prospectus, dated January 27, 2025 ("SPY" refers to the Underlying ETF; other defined terms have been modified).

"SPY seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index (the "Portfolio"), with the weight of each stock in SPY's Portfolio substantially corresponding to the weight of such stock in the Index. In SPY's prospectus, the term "Portfolio Securities" refers to the common stocks that are actually held by SPY and make up SPY's Portfolio, while the term "Index Securities" refers to the common stocks that are included in the Index, as determined by the index provider, S&P Dow Jones Indices LLC ("S&P"). At any time, SPY's Portfolio will consist of as many of the Index Securities as is practicable. To maintain the correspondence between the composition and weightings of Portfolio Securities and Index Securities, State Street Global Advisors Trust Company (the "Trustee") or its parent company, State Street Bank and Trust Company ("SSBT") adjusts SPY's Portfolio from time to time to conform to periodic changes made by S&P to the identity

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and/or relative weightings of Index Securities in the Index. SPY's Trustee or SSBT aggregates certain of these adjustments and makes changes to SPY's Portfolio at least monthly, or more frequently in the case of significant changes to the Index. SPY may pay transaction costs, such as brokerage commissions, when it buys and sells securities (or "turns over" its Portfolio). Such transaction costs may be higher if there are significant rebalancings of Index Securities in the Index, which may also result in higher taxes when SPY's units are held in a taxable account. These costs, which are not reflected in SPY's estimated annual Trust ordinary operating expenses, affect SPY's performance. During the most recent fiscal year, SPY's portfolio turnover rate was 3% of the average value of its portfolio. SPY's portfolio turnover rate does not include securities received or delivered from processing creations or redemptions of SPY's units. Portfolio turnover will be a function of changes to the Index as well as requirements of SPY's trust agreement. ... Although SPY may fail to own certain Index Securities at any particular time, SPY generally will be substantially invested in Index Securities, which should result in a close correspondence between the performance of the Index and the performance of SPY. ... SPY does not hold or trade futures or swaps and is not a commodity pool... . The Index includes five hundred (500) selected companies, all of which are listed on national stock exchanges and spans a broad range of major industries. ... Since 1968, the Index has been a component of the U.S. Commerce Department's list of Leading Indicators that track key sectors of the U.S. economy. Current information regarding the market value of the Index is available from market information services. The Index is determined, comprised and calculated without regard to SPY."

As of November 11, 2025, the Underlying ETF had significant investments in information technology companies.

Subsequent Outcome Periods

The Fund will alert existing shareholders to the new Cap at the beginning of each new Outcome Period in the following manner:

1.  Approximately one week prior to the end of the current Outcome Period, the Fund will make a sticker filing that will alert existing shareholders that the Outcome Period is approaching its conclusion and disclose the anticipated Cap range for the next Outcome Period. This filing will be mailed to existing shareholders.

2.  Following the close of business on the last day of the Outcome Period, the Fund will make a sticker filing that discloses the Fund's Cap for the next Outcome Period. This filing will be mailed to existing shareholders.

3.  On the first day of the new Outcome Period, the Fund will file a full prospectus that incorporates the sticker filing from the previous evening which replaces the Caps/dates associated with the previous Outcome Period with the Caps/dates associated with the new Outcome Period. Correspondingly, the Fund will file a revised summary prospectus that reflects such changes.

The information referenced above will also be available on the Fund's website at www.calamos.com.

Changes in 80% policy

The Fund has adopted a non-fundamental operating policy that requires it, under normal circumstances, to invest at least 80% of its net assets (plus borrowings for investment purposes, if any) in investments that provide exposure to the S&P 500® Index. Although this requirement may be changed by the Board of Trustees without shareholder approval, the Fund will notify shareholders in writing at least 60 days prior to any change in its 80% policy.

Non-Principal Investments

Cash Equivalents and Short-Term Investments

The Fund may invest in securities with maturities of less than one year or cash equivalents, or it may hold cash. The percentage of the Fund invested in such holdings varies and depends on several factors, including market conditions. For temporary defensive purposes and during periods of high cash inflows or outflows, the Fund may invest part or all of its assets in these securities or it may hold cash. During such periods, the Fund may not be able to achieve its investment objective. The Fund may adopt a defensive strategy when the portfolio managers believe securities in which such Fund normally invests have elevated risks due to political or economic factors and in other extraordinary circumstances. For more information on eligible short-term investments, see the SAI.

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Illiquid Investments

The Fund may invest up to 15% of its net assets in securities and other instruments that are, at the time of investment, illiquid (determined using the Securities and Exchange Commission's standard applicable to investment companies, i.e., any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). For this purpose, illiquid investments may include, but are not limited to, certain restricted securities (securities the disposition of which is restricted under the federal securities laws), certain securities that may only be resold pursuant to Rule 144A under the Securities Act, and certain repurchase agreements, among others.

Temporary Investments

In response to market, economic, political, or other conditions, the Fund may temporarily invest for defensive purposes that are inconsistent with the Fund's principal investment strategies. If the Fund does so, different factors could affect the Fund's performance, and the Fund may not achieve its investment objective.

Risks of Investing in the Fund

This prospectus describes the risks you may face as an investor in the Fund. It is important to keep in mind that generally, investments with a higher potential reward also have a higher risk of losing money. The reverse is also commonly true: the lower the risk, the lower the potential reward. However, as you consider an investment in the Fund, you should also take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in this investment for a long period of time to ride out down periods.

As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time, and it is possible to lose money. Each risk summarized below is considered a "principal risk" of investing in the Fund, regardless of the order in which it appears.

Principal Risks

Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs, such as the Fund, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

Cap Change Risk. A new Cap is established at the beginning of each Outcome Period and is dependent on prevailing market conditions at the time the Cap is established. Expected dividends of the Underlying ETF, market interest rates, the Underlying ETF's share price relative to the FLEX Options' strike prices, and the "implied volatility" of the Underlying ETF (the expected frequency and magnitude of changes of the Underlying ETF's share price) can impact the Cap the Fund is able to establish at the beginning of each outcome period. Extremely low interest rates (e.g., 0%) may result in a significantly lower Cap. As such, the Cap may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods. Investors should monitor the changes in the Cap for each Outcome Period, information for which will be made available pursuant to the procedure outlined in the Fund's prospectus.

Capital Protection Risk. There can be no guarantee that the Fund will be successful in its strategy to provide protection against 100% of Underlying ETF losses if the Underlying ETF's share price decreases over the duration of the Outcome Period. The Fund's strategy seeks to deliver returns that match those of the Underlying ETF (up to the Cap), while limiting downside losses, if Fund Shares are held at the time at which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Fund Shares after the FLEX Options were entered into or sells Fund Shares prior to the expiration of the FLEX Options, the Capital Protection that the Fund seeks to provide may not be available. If the Outcome Period has begun and the Underlying ETF has increased in value, the Capital Protection will

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not protect any decreases in the value of the Underlying ETF to the extent of such appreciation, and therefore an investor may experience losses from this appreciated value until the Fund reaches its original NAV from the commencement of the Outcome Period. Similarly, if an investor purchases Fund Shares after the commencement of the Outcome period and the Underlying ETF has increased in value, an investor purchasing Shares at that point will not benefit from the Capital Protection until the Underlying ETF's value decreases to its original value at the commencement of the Outcome Period. Accordingly, such investor will not receive the protection that the Fund seeks to provide until the Fund experiences losses that return it to its value at the commencement of the Outcome Period. If the FLEX Options (and therefore the Capital Protection) do not perform as expected, an investor may experience significant losses on its investment, including the loss of its entire investment.

Capped Upside Risk. The Fund's strategy seeks to provide returns that are subject to the Cap. In the event that the Underlying ETF experiences gains in excess of the Cap for the Outcome Period, the Fund will not participate in, and will underperform the Underlying ETF to the extent of, those gains beyond the Cap. The Fund's strategy seeks to deliver returns that match those of the Underlying ETF (up to the Cap), while protecting against the entirety of downside losses of the Underlying ETF, if Fund Shares are held at the time at which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Fund Shares after the FLEX Options were entered into, there may be little or no ability for that investor to experience an investment gain on their Shares (and such investor may be subjected to potential losses between that Fund Share price and the Fund's NAV at the commencement of the Outcome Period). Further, because the FLEX Options are designed to produce returns that match the price return of the Underlying ETF (subject to the Cap) on the last day of the Outcome Period, if an investor sells Fund Shares prior to the expiration date of the FLEX Options such investor may sell at a point where the Fund's performance does not match the performance of the Underlying ETF over the Outcome Period, and therefore may sell at a point where the Fund has underperformed the Underlying ETF.

Cash Holdings Risk. The Fund may invest in cash and cash equivalents for indefinite periods of time when the Fund's investment adviser determines the prevailing market environment warrants doing so. When the Fund holds cash positions, it may lose opportunities to participate in market appreciation, which may result in lower returns than if the Fund had remained fully invested in the market. Furthermore, cash and cash equivalents may generate minimal or no income and could negatively impact the Fund's performance and ability to achieve its investment objective.

Clearing Member Default Risk. Transactions in some types of derivatives, including FLEX Options, are required to be centrally cleared ("cleared derivatives"). In a transaction involving cleared derivatives, the Fund's counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house ("clearing members") can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member's individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its FLEX Options may, in certain circumstances, be used to satisfy losses of other clients of the Fund's clearing member. In addition, although clearing members guarantee performance of their clients' obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member's bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund's behalf, which heightens the risks associated with a clearing member's default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund's ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund's behalf, the Fund may be unable to effectively implement its investment strategy.

Correlation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods, consistent with the Fund's valuation policy. Because a component of the FLEX option's value will be affected by, among other things, changes in the Underlying ETF's share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF's share price and the remaining time until the FLEX Options expire, the value of the

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Fund's FLEX Options positions is not anticipated to increase or decrease at the same rate as the Underlying ETF's share price, and it is possible they may move in different directions, and as a result, the Fund's NAV may not increase or decrease at the same rate as the Underlying ETF's share price. The Fund's strategy is designed to produce the outcomes upon the expiration of the FLEX Options on the last business day of the Outcome Period, and it should not be expected that the outcomes will be provided at any point other than the end of the Outcome Period.

Costs of Buying and Selling Fund Shares. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

Derivatives Risk. Derivatives are instruments, such as futures and forward foreign currency contracts, whose value is derived from that of other assets, rates or indices. Derivatives may be more volatile than other investments and may magnify the Fund's gains or losses. Successful use of derivatives depends upon the level to which prices of the underlying assets correlate with price movements in the derivatives the Fund buys or sells. The Fund could be negatively affected if the change in market value of its securities fails to correlate with the value of derivatives it purchased or sold. The potential lack of a liquid market for a derivative may prevent the Fund from closing its derivatives positions to limit losses or realize profits. Derivatives may be purchased for a fraction of their value and small price movements may result in an immediate and substantial loss to the Fund. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. In addition, derivative instruments are subject to counterparty risk, meaning that the party with whom the Fund enters into the derivatives transaction (e.g., the clearinghouse or the broker holding the Fund's position for a futures contract or the counterparty for a forward contract) may experience a significant credit event and/or may be unwilling or unable to make timely settlement payments or otherwise honor its obligations. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.

Equity Securities Risk. Equity investments are subject to greater fluctuations in market value than other asset classes as a result of such factors as a company's business performance, investor perceptions, stock market trends and general economic conditions.

FLEX Options Risk. Trading FLEX Options involves risks different from, or possibly greater than, the risks associated with investing directly in securities. The Fund may not experience substantial upside participation from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund's FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund Shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund's FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund's Shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection may impact the value of the Fund and whether the Fund can satisfy its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment. The trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.

The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The FLEX Options are also subject to correlation risk, meaning the value of the FLEX Options does not increase or decrease at the same rate as the Underlying ETF (although they generally move in the same direction) or its underlying

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securities. The value of the FLEX Options prior to the expiration date may vary because of factors other than the value of the Underlying ETF, such as interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, a change in the actual and perceived volatility of the stock market and the Underlying ETF and the remaining time to expiration. FLEX Option prices may also be highly volatile and may fluctuate substantially during a short period of time. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options becomes more difficult and the judgment of the Fund's investment adviser (employing the fair value procedures approved by the Board of Trustees of the Trust) may play a greater role in the valuation of the Fund's holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value. Under those circumstances, the value of the FLEX Options will require more reliance on the investment adviser's judgment than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value paid for shares of the Fund.

Investment Timing Risk. An investor who purchases Fund Shares other than on the first day of the options package and/or sells Fund Shares before the options package expires may not experience the 100% downside protection or upside participation in the Underlying ETF. The Fund's downside protection and upside participation of the Underlying ETF may only be available for investors who hold Fund Shares throughout the complete term of the options package. An investor can expect their Fund Shares to move generally in the same direction as the Underlying ETF during the one-year options package. However, Fund Shares may not experience the same price movement as the price movement of the Underlying ETF. During the duration of the option package, there may be periods of significant disparity between the Fund's NAV and the Underlying ETF's price performance. For example, if an investor purchases Fund Shares during an options package period at a time when the Underlying ETF's share price has increased from its price at the beginning of the options package period, the investor may not be 100% protected against Underlying ETF downside losses. In addition, if an investor purchases Fund Shares during an options package period at a time when the Underlying ETF's share price has increased from its price at the beginning of the options package period, that investor's cap will essentially be decreased from the stated Cap by the amount of the increase in the Underlying ETF's value.

Large-Capitalization Investing Risk. Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks. In addition, larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer preferences. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

Liquidity Risk — FLEX Options. In the event that trading in the underlying FLEX Options is limited or absent, the value of the Fund's FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities, including certain non-customized option contracts. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. Additionally, the liquidation of a large number of FLEX Options may more significantly impact the price in a less liquid market. Further, the Fund requires a sufficient number of participants to facilitate the purchase and sale of options on an exchange to provide liquidity to the Fund for its FLEX Option positions. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund's net asset value and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of the Fund Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times

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of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund's portfolio securities and the Fund's market price. This reduced effectiveness could result in Fund Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Fund Shares.

Market Risk. The risk that the securities markets will increase or decrease in value is considered market risk and applies to any security. If there is a general decline in the stock or fixed-income market, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests.

New Fund Risk. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

Non-Diversification Risk. The Fund is classified as "non-diversified" under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Options Risk. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Fund's ability to utilize options successfully will depend on Calamos Advisors' ability to predict pertinent market movements, which cannot be assured.

The Fund's ability to close out its position as a purchaser or seller of an Options Clearing Corporation or exchange-listed put or call option is dependent, in part, upon the liquidity of the options market. If the Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option to realize any profit or the option would expire and become worthless. If the Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security until the option expired. As the writer of a covered call option on a security, the Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call. The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets until the next trading day.

Unless the parties provide for it, there is no central clearing or guaranty function in an over-the-counter option. As a result, if the counterparty fails to make or take delivery of the security or other instrument underlying an over-the-counter option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such counterparty or any guarantor or credit enhancement of the counterparty's credit to determine the likelihood that the terms of the over-the-counter option will be satisfied.

The Fund may also purchase or write over-the-counter put or call options, which involves risks different from, and possibly greater than, the risks associated with exchange-listed put or call options. In some instances, over-the-counter put or call options may expose the Fund to the risk that a counterparty may be unable or unwilling to perform according to a contract, and that any deterioration in a counterparty's creditworthiness could adversely affect the instrument. In addition, the Fund may be exposed to a risk that losses may exceed the amount originally invested.

Premium-Discount Risk. The Fund's Shares may trade above or below their NAV. The market prices of Fund Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Fund Shares on the Exchange. The trading price of Fund Shares may deviate significantly from NAV during periods of market volatility.

Secondary Market Trading Risk. Investors buying or selling Fund Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund Shares. Although the Fund's Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Fund Shares on the Exchange may be halted.

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Additional Information About Investment Strategies and Related Risks

Sector Risk. To the extent the Underlying ETF invests a significant portion of its assets in a particular sector, a greater portion of the Fund's performance may be affected by the general business and economic conditions affecting that sector. Each sector may share economic risk with the broader market, however there may be economic risks specific to each sector. As a result, returns from those sectors may trail returns from the overall stock market and it is possible that the Underlying ETF may underperform the broader market.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The federal income tax treatment of the securities in which the Fund may invest, including the Fund's option strategy, may not be clear or may be subject to recharacterization by the Internal Revenue Service. It could be more difficult to comply with the tax requirements applicable to RICs if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the Internal Revenue Service. Any such failure to comply with the rules applicable to RICs could cause the Fund to fail to qualify as such. To qualify and maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published Internal Revenue Service guidance or case law on how to determine the "issuer" of certain derivatives that the Fund will enter into. Based upon the language in the legislative history, the Fund intends to treat the issuer of an equity option as the referenced asset and to treat any income it may derive from an equity option as "qualifying income" under the provisions of the Code applicable to RICs. In the case of FLEX Options, assuming the referenced asset qualifies as a RIC, treating the issuer as the referenced asset would allow the Fund to count the FLEX Options as automatically diversified investments under the RIC diversification requirements. If the income is not qualifying income or the issuer of equity options, including FLEX Options, is not appropriately the referenced asset, the Fund may not qualify, or may be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund's taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

The Fund's investments in offsetting positions with respect to the Underlying ETF may affect the character of gains or losses realized by the Fund under the Code's "straddle" rules and may increase the amount of short-term capital gain realized by the Fund. Certain options the Fund holds may not qualify as "Section 1256 contracts" under Section 1256 of the Code, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

There is a risk that if the offsetting FLEX Options are held by a single person that the IRS may take the position that the FLEX Options, viewed together, should be treated as a single debt instrument for federal tax purposes. The result of such a position would be that the Fund would fail the RIC diversification tests causing the RIC to be taxed as a C corporation, unless certain cure rights based upon reasonable cause may apply. The Fund has obtained an opinion of tax counsel that the FLEX Options should not be collapsed into a single instrument. However, such an opinion is not binding upon the IRS or the courts.

Trading Issues Risk. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange's "circuit breaker" rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund's assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.

Underlying ETF Risk. The Fund invests in FLEX Options that reference an ETF, which subjects the Fund to certain of the risks of owning shares of an ETF as well as the types of instruments in which the Underlying ETF invests. The value of an ETF will fluctuate over time based on fluctuations in the values of the securities held by the ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. In addition, ETFs are subject to absence of an active market risk, premium/discount risk, tracking error risk and trading issues risk. Brokerage, tax and other expenses may negatively impact the performance of the Underlying ETF and, in turn, the value of the Fund's shares. An ETF that tracks an index may not exactly match the performance of the index due to cash drag, differences between the portfolio of the ETF and the components of the index, expenses and other factors.

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Additional Information About Investment Strategies and Related Risks

Valuation Risk. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options and/or LEAPS Options may become more difficult. In market environments where there is reduced availability of reliable objective pricing data, the judgment of Calamos Advisors in determining the fair value of the security may play a greater role. While such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.

The following are non-principal risks that generally apply to the Fund:

Cybersecurity Risk. Investment companies, such as the Fund, and their service providers are exposed to operational and information security risks resulting from cyberattacks, which may result in financial losses to the Fund and its shareholders. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, "ransomware" that renders systems inoperable until ransom is paid, the unauthorized release of confidential information, or various other forms of cybersecurity breaches. Cyber-attacks affecting the Fund, Calamos Advisors, custodian, transfer agent, distributor, market maker, authorized participants, administrator, intermediaries, trading counterparties, and other third-party service providers may adversely impact the Fund or the companies in which the Fund invests, causing the Fund's investments to lose value or to prevent a shareholder redemption or purchase from clearing in a timely manner. The use of artificial intelligence could exacerbate these risks.

Investment Management Risk. Whether the Fund achieves its investment objective(s) is significantly impacted by whether the Adviser is able to choose suitable investments for the Fund.

Market Disruption Risk. Certain events have a disruptive effect on securities markets, including but not limited to, terrorist attacks, war and other geopolitical events or catastrophes. The Adviser cannot predict the effect of similar events in the future on the U.S. or foreign economies. Certain securities such as high yield and equity securities tend to be impacted more by these events than other types of securities in terms of price and volatility.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund's ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Recent Market Events. Since the 2008 financial crisis, financial markets throughout the world have experienced periods of increased volatility, depressed valuations, decreased liquidity and heightened uncertainty and turmoil. This turmoil resulted in unusual and extreme volatility in the equity and debt markets, in the prices of individual securities and in the world economy. Events that have contributed to these market conditions include, but are not limited to, major cybersecurity events, geopolitical events (such as wars, terror attacks, natural or environmental disasters, country instability, and public health emergencies), measures to address budget deficits, downgrading of sovereign debt, dramatic changes in currency exchange rates, and public sentiment.

In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time. Economic, financial or political events, trading and tariff arrangements, terrorism, natural disasters, rapid technological developments, such as artificial intelligence, and other circumstances in one country or region could have profound impacts on global economies or markets. Widespread disease and virus epidemics and pandemics, such as the coronavirus outbreak, could likewise be highly disruptive, adversely affecting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments.

Portfolio security holdings disclosure

A description of the Fund's policies and procedures in connection with the disclosure of portfolio security holdings of the Fund are available in the SAI and on the Fund's website, www.calamos.com.

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Who manages the Fund?

Investment Adviser

The Fund is advised by Calamos Advisors LLC ("Calamos Advisors" or the "Advisor"), 2020 Calamos Court, Naperville, Illinois 60563. Calamos Advisors, an investment adviser registered with the SEC effective May 29, 1987, is a wholly owned subsidiary of Calamos Investments LLC ("CILLC"). CILLC's assets under management as of December 31, 2024, were $40 billion ($38 billion of which represented Calamos Advisors' assets under management). Calamos Asset Management, Inc. ("CAM") is the sole manager of CILLC. As of July 31, 2025, approximately 22.4% of the outstanding interests of CILLC was owned by CAM, 77.72% by Calamos Partners LLC ("CPL"), and 0.04% by Calamos Equity Partners LLC ("CEP"). CAM is owned by John P. Calamos, Sr. and John S. Koudounis. CPL is owned by Calamos Family Partners, Inc. ("CFP") and John S. Koudounis. CFP is beneficially owned by members of the Calamos family, including John P. Calamos, Sr. CEP is owned by John S. Koudounis and Daniel L. Dufresne. Subject to the overall authority of the Board of Trustees, Calamos Advisors provides continuous investment supervision and management to the Fund under a management agreement and also furnishes office space, equipment and management personnel. For these services, the Fund pays Calamos Advisors a fee based on its average daily net assets, which is accrued daily and paid on a quarterly basis. The Fund will pay fees (before any reimbursement) under the management agreement in the following amounts as a percentage of its average net assets:

ETF	FEES
Calamos S&P 500® Structured Alt Protection ETF® — June	0.69%

Out of this management fee, Calamos Advisors pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other service and license fees, except for distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, acquired fund fees and expenses, brokerage commissions and other expenses connected with the execution of portfolio transactions, taxes, interest, and extraordinary expenses.

At a meeting held on June 24, 2025, the Board of Trustees approved the Investment Management Agreement for the Fund. A discussion regarding the basis for the Board's approval of the Investment Management Agreement on behalf of the Fund is included in the Fund's Form N-CSR for the fiscal year ended June 30, 2025.

Portfolio Managers

David O'Donohue. David O'Donohue joined Calamos Advisors in August 2014 and has been a Sr. Co-Portfolio manager (since February 2024) and Co-Head of Alternative Strategies (since July 2024) and was a Co-Portfolio Manager from September 2015 through January 2024. Between March 2013 and August 2014, he was a Trader at Forty4 Asset Management LLC/Hard8 Futures LLC. Prior thereto, Mr. O'Donohue was a Portfolio Manager at Chicago Fundamental Investment Partners LLC from February 2009 to November 2012.

Jimmy Young. Jimmy Young joined Calamos Advisors in June 2003 and has been a Co-Portfolio Manager since February 2019. Between February 2018 and February 2019, he was an Assistant Portfolio Manager. Prior thereto, he was a senior strategy analyst from September 2015 to February 2018. Between July 2013 and August 2015, he was a strategy analyst.

Eli Pars. Eli Pars joined Calamos Advisors in May 2013 and has been Co-CIO, Co-Head of Alternative Strategies (since July 2024; previously served as Head of Alternative Strategies from September 2015 to June 2024) and Co-Head of Convertible Strategies, as well as a Senior Co-Portfolio Manager since September 2015. Between May 2013 and September 2015, he was a Co-Portfolio Manager. Previously, he was a Portfolio Manager at Chicago Fundamental Investment Partners from February 2009 until November 2012.

Jason Hill. Jason Hill joined Calamos Advisors in March 2004 and has been a Sr. Co-Portfolio Manager since February 2024 and was a Co-Portfolio Manager from June 2014 through January 2024. Between August 2013 and June 2014, he was a Senior Strategy Analyst. Previously, he was a Portfolio Administrator.

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Fund Facts

Anthony Vecchiolla. Anthony Vecchiolla joined Calamos Advisors in May 2014 and since February 2023 has been Co-Portfolio Manager. Previously, he was Research Associate from May 2014 to August 2015, Research Analyst September 2015 to February 2020, Senior Research Analyst from February 2020 to February 2021, and Assistant Portfolio Manager from February 2021 to January 2023.

Jordan Rosenfeld. Jordan Rosenfeld joined Calamos Advisors in April 2025 and is a Co-Portfolio Manager. Between June 2018 to March 2025, Mr. Rosenfeld was a Senior Director and Portfolio Manager at Milliman, where he was responsible for managing derivatives strategies in exchange-traded funds, mutual funds, and unit investment trusts. Previously, he was a Trader at Gelber Group from January 2016 to December 2017.

The Fund's SAI provides additional information about each portfolio manager, including other accounts they manage, their ownership in the Calamos Family of Funds and their compensation.

Management Approach

Calamos Advisors employs a "team of teams" approach to portfolio management, led by the Global CIO and our CIO team consisting of 5 Co-CIOs with specialized areas of investment expertise. The Global CIO and Co-CIO team are responsible for oversight of investment team resources, investment processes, performance and risk. As heads of investment verticals, Co-CIOs manage investment team members and, along with Co-Portfolio Managers and Associate Portfolio Managers, have day-to-day portfolio oversight and construction responsibilities of their respective investment strategies. While investment research professionals within each Co-CIO's team are assigned specific strategy responsibilities, they also provide support to other investment team verticals, creating deeper insights across a wider range of investment strategies. The combination of specialized investment teams with cross-team collaboration results in what we call our team of teams approach.

This team of teams approach is further reflected in the composition of Calamos Advisors' Investment Committee, made up of the Global CIO, the Co-CIO team, and the Global Head of Trading. Other members of the investment team participate in Investment Committee meetings in connection with specific investment related issues or topics as deemed appropriate.

The structure and composition of the Investment Committee results in a number of benefits, as it:

•  Leads to broader perspective on investment decisions: multiple viewpoints and areas of expertise feed into consensus;

•  Promotes collaboration between teams; and

•  Functions as a think tank with the goal of identifying ways to outperform the market on a risk-adjusted basis.

The objectives of the Investment Committee are to:

•  Form the firm's top-down macro view, market direction, asset allocation, and sector/country positioning.

•  Establish firm-wide secular and cyclical themes for review.

•  Review firm-wide and portfolio risk metrics, recommending changes where appropriate.

•  Review firm-wide, portfolio and individual security liquidity constraints.

•  Evaluate firm-wide and portfolio investment performance.

•  Evaluate firm-wide and portfolio hedging policies and execution.

•  Evaluate enhancements to the overall investment process.

How to Buy and Sell Shares

Fund Shares are listed for secondary trading on the Exchange under the symbol CPSU and individual Fund Shares may only be purchased and sold in the secondary market through a broker-dealer. The Exchange and secondary markets are closed on weekends and also are generally closed on the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Exchange may close early on the business day before certain holidays and on the day after Thanksgiving Day. Exchange holiday schedules are subject to change without notice. If you buy or sell Fund Shares in the secondary market, you will pay the secondary market price for Fund Shares. In addition, you may incur customary brokerage commissions and charges and may

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Fund Facts

pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

The trading prices of Fund Shares will fluctuate continuously throughout trading hours based on market supply and demand rather than the relevant Fund's net asset value, which is calculated at the end of each business day. Fund Shares will trade on the Exchange at prices that may be above (i.e., at a premium) or below (i.e., at a discount), to varying degrees, the daily net asset value of Fund Shares. The trading prices of Fund Shares may deviate significantly from the Fund's net asset value during periods of market volatility. Given, however, that Fund Shares can be issued and redeemed daily in Creation Units, the Adviser believes that large discounts and premiums to net asset value should not be sustained over long periods.

Authorized Participants may acquire shares directly from the Fund, and Authorized Participants may tender their shares for redemption directly to the Fund, at NAV per share only in Creation Units. Purchases and redemptions directly with the Fund must follow the Fund's procedures, which are described in the SAI.

The Fund may liquidate and terminate at any time without shareholder approval.

Book Entry

Fund Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding Shares of the Fund and is recognized as the owner of all Shares for all purposes.

Investors owning Fund Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Fund Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Fund Shares, you are not entitled to receive physical delivery of stock certificates or to have Fund Shares registered in your name, and you are not considered a registered owner of Fund Shares. Therefore, to exercise any right as an owner of Fund Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or "street name" form.

Fund Share Trading Prices

The trading prices of Shares of the Fund on the Exchange may differ from the Fund's daily NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of Shares of the Fund.

The approximate value of Shares of the Fund, an amount representing on a per share basis the sum of the current market price of the cash or securities, as applicable, accepted by the Fund in exchange for Shares of the Fund and an estimated cash component, if any, is disseminated every 15 seconds throughout the trading day through the facilities of the Consolidated Tape Association. This approximate value should not be viewed as a "real-time" update of the NAV per Share of the Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The Fund is not involved in, or responsible for, the calculation or dissemination of the approximate value of the Fund Shares and the Fund does not make any warranty as to its accuracy.

Frequent Purchases and Redemptions of Fund Shares

Shares of the Fund may be purchased and redeemed directly from the Fund only in Creation Units by Authorized Participants. The vast majority of trading in Shares of the Fund occurs on the secondary market, and does not involve the Fund directly. In-kind purchases and redemptions of Creation Units by Authorized Participants and cash trades on the secondary market are unlikely to cause many of the harmful effects of frequent purchases and/or redemptions of Fund Shares. Cash purchases and/or redemptions of Creation Units, however, can result in disruption of portfolio management, dilution to the Fund and increased transaction costs, which could negatively impact the Fund's ability to achieve its investment objective, and may lead to the realization of capital gains. These consequences may increase as the frequency of cash purchases and redemptions of Creation Units by Authorized Participants increases. However, direct trading by Authorized Participants is critical to ensuring that Fund Shares trade at or close to NAV.

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Fund Facts

The Fund impose no restrictions on the frequency of purchases and redemptions ("market timing"). To minimize these potential consequences of frequent purchases and redemptions of Fund Shares, the Fund employs fair valuation pricing, and imposes transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs the Fund incurs in effecting trades. In addition, the Adviser monitors trades by Authorized Participants for patterns of abusive trading and the Fund reserves the right to not accept orders from Authorized Participants that the Adviser has determined may be disruptive to the management of the Fund, or otherwise are not in the best interests of the Fund. For these reasons, the Board has not adopted policies and procedures with respect to frequent purchases and redemptions of Fund Shares. The Trust's policies and procedures regarding frequent purchases and redemptions may be modified by the Board of Trustees at any time.

The Trust's policies and procedures prohibit the practice of any officer or employee of the Trust, a Trust investment adviser (including any sub-adviser), the distributor, custodian, or transfer agent, or other affiliated person of the Trust placing orders to purchase or redeem shares of a series of the Trust after the designated time as of which the Fund calculates its NAV (i.e., "late trading").

Distribution and Service Plan

The Fund has adopted a distribution and service plan ("Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services ("Service Providers"). If a Service Provider provides such services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Fund, however, and there are no current plans to impose these fees. In the event Rule 12b-1 fees are charged, over time they would increase the cost of an investment in the Fund because they would be paid on an ongoing basis.

Fund Website and Disclosure of Portfolio Holdings

The Trust maintains a website for the Fund at www.calamos.com. Among other things, this website includes this Prospectus and the SAI, and will include the Fund's holdings, the Fund's last annual and semi-annual reports (when available), pricing information about Fund Shares trading on the Exchange, daily NAV calculations and a historical comparison of the trading prices to NAV.

Each day the Fund is open for business, the Trust publicly disseminates the Fund's full portfolio holdings as of the close of the previous day through its website at www.calamos.com. A description of the Trust's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the Fund's SAI.

Dividends, Other Distributions and Taxes

Fund Distributions

The Fund distributes its net realized capital gains, if any, to shareholders annually. Ordinarily, dividends from net investment income, if any, are declared and paid at least annually by the Fund.

Distributions in cash may be reinvested automatically in additional whole Fund Shares only if the broker through whom you purchased Fund Shares makes such option available. The Fund realizes capital gains or losses whenever it sells securities. Net long-term capital gains are distributed to shareholders as "capital gain dividends."

Brokers may make available to their customers who own Fund Shares the DTC book-entry dividend reinvestment service. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require Fund shareholders to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and net realized gains will be automatically reinvested in additional whole Fund Shares of the Fund purchased in the secondary market. Without this service, investors would receive their distributions in cash.

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Fund Facts

Taxes

As with any investment, you should consider how your investment in Fund Shares will be taxed. The tax information in this prospectus is provided only as general information. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. However, with respect to certain tax issues, the summaries describe the general tax treatment of certain distributions made to corporations and non-U.S. persons. In addition, this section does not describe your state, local or non-U.S. tax consequences. You should consult your own tax advisor about the tax consequences of an investment in Fund Shares.

Fund distributions to you and the sale or redemption of your Fund Shares will have tax consequences to you. Such consequences may be different if you hold your Fund Shares through a tax-exempt entity or tax-advantaged retirement account, such as an individual retirement account or 401(k) plan.

The Fund has elected to be treated, and intends to qualify each year, as a regulated investment company (a "RIC") under the Code. As a RIC, the Fund is generally not subject to corporate-level U.S. federal income tax on any net ordinary income or capital gains that are timely distributed to shareholders. However, the Fund's failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in corporate-level taxation and, consequently, a reduction in amounts available for distribution to shareholders.

The Fund may enter into option agreements with the same counterparty but has taken the position that the option agreements are separate agreements. Under general tax principles, the Fund would not accrue income on separate option agreements during the term of the agreements. However, if the agreements are treated as one agreement, the Fund might be required to accrue income and make annual distributions of income. If the Fund is required to accrue income, but does not distribute the income to shareholders, the Fund may fail to qualify as a RIC. In addition, if the agreements are treated as one agreement, the Fund may fail either or both of the RIC income and diversification tests.

For purposes of the diversification tests, the identification of the issuer (or, in some cases, issuers) of a particular investment can depend on the terms and conditions of such investment. In particular, there is no published Internal Revenue Service guidance or case law on how to determine the "issuer" of various derivatives that the Fund may enter into. Therefore, there is a risk that the Fund will not meet the Code's diversification requirements and will not qualify, or will be disqualified, as a RIC.

Taxes on Distributions

Distributions by the Fund generally are taxable to you as ordinary income or capital gains. Distributions are subject to federal income tax, whether received in cash or reinvested in additional Fund Shares or shares of another fund, and may be subject to state or local taxes. Distributions of the Fund's "investment company taxable income" generally will be taxable as ordinary income to the extent of the Fund's current or accumulated earnings and profits. Notwithstanding the foregoing, distributions that are attributable to "qualified dividends" received by the Fund may be eligible to be taxed at long-term capital gains rates, as long as the Fund and the shareholder meet certain holding period requirements. It is not anticipated that the Fund will have qualified dividend income.

Distributions of the Fund's net capital gain that are properly reported by the Fund as "capital gain dividends" will generally be taxable to you as long-term capital gains, currently at a maximum rate of 20%, regardless of your holding period in the Fund's Shares. The Fund's option strategy is likely to reduce the amount of dividends that might otherwise qualify as capital gains dividends. Distributions in excess of the Fund's current and accumulated earnings and profits first will reduce your adjusted tax basis in your Fund Shares and, after the adjusted basis is reduced to zero, will constitute capital gain. Such capital gain will be long-term capital gain and thus, will be taxed at a maximum rate of 20%, if the distributions are attributable to Fund Shares that you have held for more than one year.

Certain non-corporate taxpayers will also be subject to a 3.8% U.S. federal Medicare contribution tax with respect to the lesser of (1) their "net investment income" or (2) the excess of their "modified adjusted gross income" over a threshold amount ($200,000 for single taxpayers and $250,000 for taxpayers who are married and filing jointly).

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Fund Facts

Corporate shareholders of the Fund are generally eligible for a dividends-received deduction with respect to ordinary income dividends (but not capital gain dividends) properly designated as eligible for such deduction by the Fund, as long as the Fund and the corporate shareholder meet certain holding period and other requirements. It is not anticipated that the Fund will make distributions eligible for the dividend-received deduction.

Under a dividend reinvestment service, you may have the option to have all cash distributions automatically reinvested in additional Fund Shares. Any distributions reinvested under such a service will nevertheless be taxable to you as described above.

You will have an adjusted basis in the additional Fund Shares purchased through such a reinvestment service equal to the amount of the reinvested distribution plus the amount of any fees charged for the transaction. The additional Fund Shares will have a holding period commencing on the day following the day on which they are credited to your account.

A distribution will reduce the Fund's NAV per Share and generally will be taxable to you as ordinary income or capital gain even if it is paid from income or gains earned by the Fund before you invested in the Fund. From an investment standpoint, such a distribution constitutes a return of capital. However, from a tax standpoint, it constitutes taxable income. In general, distributions are subject to federal income tax as of the date of payment. However, distributions paid in January will be treated as paid on December 31 of the prior year if they were declared and payable to shareholders of record on a date in October, November or December of the prior year.

The Fund's transactions in derivatives, as well as any of its hedging, short sale, securities loan or similar transactions may be subject to one or more special tax rules. These rules may affect whether gains and losses recognized by the Fund are treated as ordinary or capital, accelerate the recognition of income or gains to the Fund, defer losses to the Fund, and cause adjustments in the holding periods of the Fund's securities, thereby affecting whether capital gains and losses are treated as short-term or long-term. These rules could therefore affect the amount, timing and/or character of distributions to shareholders and thus taxes payable by shareholders.

The FLEX Options included in the Fund's portfolio are exchange-traded options. Under Section 1256 of the Code, certain types of exchange-traded options are treated as if they were sold (i.e., "marked to market") at the end of each year. The Fund does not believe that some of the positions in FLEX Options held by the Fund will be subject to Section 1256, which means that the positions will not be marked to market, but the positions will be subject to the straddle rules.

The straddle rules may affect the character of gains (or losses) realized by the Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that the Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

The tax consequences of straddle transactions to the Fund are not entirely clear in all situations under currently available authority. The straddle rules may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to U.S. shareholders in a non-liquidating distribution. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, if the Fund makes a non-liquidating distribution of its short-term capital gain, the amount which must be distributed to U.S. shareholders as ordinary income may be increased substantially as compared to the Fund that did not engage in such transactions.

You may be subject to federal back-up withholding tax, if you do not provide the Fund with a taxpayer identification number (for an individual, a social security number) and make other required certifications, or the Internal Revenue Service informs the Fund that your tax identification number is incorrect. Backup withholding is not an additional tax. You may claim the amount withheld as a credit on your federal income tax return, provided you furnish the appropriate information to the Internal Revenue Service.

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Fund Facts

Taxes When Shares are Sold

Any capital gain or loss realized upon a sale of Fund Shares is generally treated as long-term capital gain or loss if you have held the Fund Shares for more than one year and as short-term capital gain or loss if you have held the Fund Shares for one year or less. The ability to deduct capital losses realized on a sale of Fund Shares may be limited.

Taxes on Purchase and Redemption of Creation Units

An Authorized Participant that exchanges equity securities for Creation Units will generally recognize a gain or a loss on the exchange. Any such gain or loss will be equal to the difference between the market value of the Creation Units at the time of the exchange, plus (or minus) the cash amount received (or paid), and such Authorized Participant's aggregate basis in the securities surrendered. A person who redeems Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the aggregate market value of the securities received plus (or minus) any cash received (or paid), and such person's basis in the Creation Units redeemed. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in the Authorized Participant's economic position with respect to such Creation Units. Persons exchanging securities should consult their own tax advisor with respect to the applicability of the wash sale rules and the availability and timing of a deduction for any loss. In addition, when a regulated investment company redeems a shareholder in kind, the regulated investment company generally is not required to recognize taxable gains in respect of the portfolio securities it distributes to the redeeming shareholder. However, the Fund may be required to recognize taxable gain on the distribution of certain securities, and the Internal Revenue Service may assert that the Fund must recognize taxable gain in respect of certain other securities that the Fund distributes to a shareholder in exchange for Creation Units, which may increase the amount of taxable gains that the Fund would otherwise be required to distribute in order to maintain its qualification as a regulated investment company and avoid the Fund-level tax.

Any capital gain or loss realized upon a redemption of Creation Units is generally treated as long-term capital gain or loss if the Creation Units have been held for more than one year and as short-term capital gain or loss if the Creation Units have been held for one year or less. If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Fund Shares you purchased or sold and at what price.

Authorized Participants that are dealers may be subject to special tax rules and should consult their own tax advisors regarding the tax consequences of purchasing and redeeming Creation Units in their capacity as dealers.

Treatment of Fund Expenses

Expenses incurred and deducted by the Fund will generally not be treated as income taxable to you.

Non-U.S. Investors

If you are a non-U.S. investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you should be aware that, generally, subject to applicable tax treaties, distributions from the Fund will be characterized as dividends for U.S. federal income tax purposes (other than dividends which the Fund properly reports as capital gain dividends) and will be subject to U.S. federal income taxes, including withholding taxes, subject to certain exceptions described below. However, distributions received by a non-U.S. investor from the Fund that are properly reported by the Fund as capital gain dividends may not be subject to U.S. federal income taxes, including withholding taxes, provided that the Fund makes certain elections and certain other conditions are met. The Fund's option strategy is likely to reduce the amount of distributions otherwise eligible to be capital gains dividends.

Distributions may be subject to a U.S. withholding tax of 30% in the case of distributions to (i) certain non-U.S. financial institutions that have not entered into an agreement with the U.S. Treasury to collect and disclose certain information and are not resident in a jurisdiction that has entered into such an agreement with the U.S. Treasury and (ii) certain other non-U.S. entities that do not provide certain certifications and information about the entity's U.S. owners. The Internal Revenue Service and the Department of Treasury have issued proposed regulations providing that these withholding rules will not be applicable to the gross proceeds of share redemptions or capital gains dividends that the Fund pays.

PROSPECTUS | November 28, 2025
35

Fund Facts

Other Tax Matters

The foregoing is only a summary of certain federal income tax considerations of investing in the Fund under current law, which is subject to change in the future. Shareholders who are not U.S. persons within the meaning of the Code, such as non-resident aliens, foreign trusts or estates, or foreign corporations or partnerships may be subject to different U.S. federal income tax treatment.

You may also be subject to state and local taxes on distributions paid by the Fund, and sales and redemptions of Fund Shares. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific tax situation. More information about taxes can be found in the Fund's SAI.

Net Asset Value

The NAV of shares is determined at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on each day the New York Stock Exchange ("NYSE") is open. NAV is computed by determining the aggregate market value of all assets of the Fund, less its liabilities, divided by the total number of shares outstanding (assets-liabilities)/number of shares = NAV). The NYSE is closed on weekends and New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV takes into account the expenses and fees of the Fund, including management, administration, and distribution fees, which are accrued daily. The determination of NAV for the Fund for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received by the Fund (or an authorized broker or agent, or its authorized designee) before the close of trading on the NYSE on that day.

Generally, securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") National Market System for which market quotations are readily available shall be valued using the NASDAQ official closing price. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Futures, swaps and options contracts listed for trading on a futures or options exchange or board of trade for which market quotations are generally available are valued at the last quoted sale price, or, in the absence of a sale, at the mean of the last bid and ask price. Total return swaps on exchange-listed securities are valued at the last quoted sale price, or, in the absence of a sale, at the mean of the last bid and ask price.

Securities held by the Fund are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Board of Trustees ("Valuation Procedures"). If market quotations are not readily available, securities or other assets will be valued at their fair value as determined in good faith by the Adviser in accordance with procedures approved by the Board and evaluated by the Board as to the reliability of the fair value method used. In these cases, the Fund's NAV will reflect certain portfolio securities' fair values rather than their market prices. Fair value pricing involves subjective judgments, and it is possible that the fair value determined for a security or other asset may be materially different than the value that could be realized upon the sale of that security or other asset. The fair value prices can differ from market prices. The Board of Trustees has designated Calamos Advisors as "valuation designee" for the Fund. The valuation designee is responsible for determining the value of the Fund's investments. The designee may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to ensure the process produces reliable results.

The Fund may use independent pricing services to assist in calculating the value of the Fund's securities or other assets.

CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® — JUNE
36

Fund Facts

With respect to any portion of the Fund's assets that are invested in one or more open-end management investment companies registered under the 1940 Act, the Fund's net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

Fund Service Providers

State Street Bank and Trust Company ("State Street"), located at One Congress Street, Suite 1, Boston, Massachusetts 02114-2016, serves as the Fund's administrator, custodian, fund accounting and transfer agent.

Calamos Financial Services LLC ("CFS"), located at 2020 Calamos Court, Naperville, Illinois 60563, serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in Fund Shares.

Ropes & Gray LLP, located at 191 North Wacker Drive, 32nd Floor, Chicago, IL 60606, serves as legal counsel to the Trust.

Premium/Discount Information

Information showing the number of days the market price of the Fund Shares was greater (at a premium) and less (at a discount) than the Fund's NAV for the most recently completed calendar year, and the most recently completed calendar quarters since that year (or the life of the Fund, if shorter), is available at www.calamos.com.

Investments by Other Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including Fund Shares. The SEC adopted Rule 12d1-4 under the 1940 Act on November 19, 2020, which became effective January 19, 2021. The Fund is required to comply with the conditions of Rule 12d1-4, which allows, subject to certain conditions, the Fund to invest in other registered investment companies and other registered investment companies to invest in the Fund beyond the limits contained in Section 12(d)(1) of the 1940 Act.

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37

Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance for the period of June 2, 2025 (commencement of operations) through July 31, 2025. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's financial statements, are included in the SAI, which is available upon request.

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the year was as follows:

	June 2, 2025• through July 31,
	2025
Per share operating performance
Net asset value, beginning of year	$25.94
Income from investment operations:
Net investment income (loss)(a)	(0.03)
Net realized and unrealized gain (loss)	0.52
Total from investment operations	0.49
Less distributions to common shareholders from:
Net investment income	—
Total distributions	—
Net asset value, end of year	$26.43
Total return applicable to common shareholders
Total investment return based on:
Net asset value(b)	1.89%
Ratios to average net assets applicable to common shareholders
Net expenses	0.69	%(c)
Net investment income (loss)	(0.66	%)(c)

Supplemental data

Net assets applicable to common shareholders, end of year (000)	$11,892
Portfolio turnover rate(d)(e)	0%

  •  Commencement of operations.

  (a)  Net investment income (loss) allocated based on average shares method.

  (b)  Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

  (c)  Annualized.

  (d)  Not annualized.

  (e)  Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

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38

Other Information

Continuous Offering

The method by which Creation Units of Fund Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of Fund Shares are issued and sold by the Fund on an ongoing basis, a "distribution," as such term is used in the Securities Act of 1933, as amended (the "Securities Act"), may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirements and liability provisions of the Securities Act. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Fund Shares and sells the Fund Shares directly to customers or if it chooses to couple the creation of a supply of new Fund Shares with an active selling effort involving solicitation of secondary market demand for Fund Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in Fund Shares, whether or not participating in the distribution of Fund Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not "underwriters" but are participating in a distribution (as contrasted with engaging in ordinary secondary market transactions) and thus dealing with the Fund Shares that are part of an overallotment within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national exchange.

Disclaimer

The "S&P 500®" is a product of S&P Dow Jones Indices LLC or its affiliates ("SPDJI") and has been licensed for use by Calamos Advisors LLC ("Calamos Advisors"). S&P®, S&P 500®, SPX®, SPY®, US 500TM, The 500TM, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates ("S&P"); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"). It is not possible to invest directly in an index. The Fund is not sponsored or sold by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, "S&P Dow Jones Indices"). S&P Dow Jones Indices do not make any representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500® Index to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices' only relationship to Calamos Advisors with respect to the S&P 500® Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P 500® Index is determined, composed and calculated by S&P Dow Jones Indices without regard to Calamos Advisors or the Fund. S&P Dow Jones Indices have no obligation to take the needs of Calamos Advisors or the owners of the Fund into consideration in determining, composing or calculating the S&P 500® Index. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the Fund. There is no assurance that investment products based on the S&P 500® Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment adviser, commodity trading advisor, commodity pool operator, broker dealer, fiduciary, promoter" (as defined in the Investment Company Act of 1940, as amended), "expert" as enumerated within 15 U.S.C. § 77k(a) or tax advisor. Inclusion of a security, commodity, crypto currency or other asset within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, commodity, crypto currency or other asset, nor is it considered to be investment advice or commodity trading advice.

NEITHER S&P DOW JONES INDICES NOR THIRD PARTY LICENSOR GUARANTEES THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P 500® INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND

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Other Information

EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY CALAMOS ADVISORS, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500® INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBLITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. S&P DOW JONES INDICES HAS NOT REVIEWED, PREPARED AND/OR CERTIFIED ANY PORTION OF, NOR DOES S&P DOW JONES INDICES HAVE ANY CONTROL OVER, THE LICENSEE PRODUCT REGISTRATION STATEMENT, PROSPECTUS OR OTHER OFFERING MATERIALS. THERE ARE NO THIRD-PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND CALAMOS ADVISORS, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

Summary of Certain Provisions of the Second Amended and Restated Trust Instrument

The summary below is a synopsis of certain provisions contained in the Trust's Second Amended and Restated Trust Instrument (the "Trust Instrument"). Shareholders should refer to the Trust Instrument for further information. Defined terms have the meanings contained in the Trust Instrument.

Derivative Actions

The Second Amended and Restated Trust Instrument (the "Trust Instrument") requires, within Section 9 of Article IV, that before bringing any derivative action on behalf of the Fund, Shareholders must have made a written demand to the Board of Trustees requesting that they cause the Trust or affected Series or Class, as applicable, to file the action itself.

In order to warrant consideration, any such written demand must include at least the following:

(1)  a detailed description of the action or failure to act complained of and the facts upon which each such allegation is made;

(2)  a statement to the effect that the complaining Shareholders believe that they will fairly and adequately represent the interests of similarly situated Shareholders in enforcing the right of the Trust or the affected Series or Class, as applicable and an explanation of why the complaining Shareholders believe that to be the case;

(3)  a certification that the following requirements have been met, as well as information reasonably designed to allow the Trustees to verify that certification:

(a)  each complaining Shareholder was a Shareholder of the Trust or the affected Series or Class, as applicable, at the time of the action or failure to act complained of, or acquired the Shares afterwards by operation of law from a Person who was a Shareholder at that time; and

(b)  each complaining Shareholder was a Shareholder of the Trust or the affected Series or Class, as applicable, as of the time the demand required by Section 9 of Article IV was made; and

(4)  a certification that each complaining Shareholder will be a Shareholder of the Trust or the affected Series or Class, as applicable as of the commencement of the derivative action.

The Trust Instrument further provides that at least 10% of the Shareholders of the Trust or the affected Series or Class, as applicable, must join in bringing the derivative action. This provision does not apply to claims brought under the federal securities laws.

The Trust Instrument also provides that a copy of the derivative complaint must be served on the Trust, assuming the requirements described above have already been met and the derivative action has not been barred as further described in the Trust Instrument.

Forum and Waiver of Jury Trial

Section 10 of Article X of the Trust Instrument outlines which shareholder actions must be brought in state court and which must be brought in federal court. This section states in particular that, unless the Trust consents in writing to the selection of an alternative forum, the Federal District Courts of the United States of America shall be the sole and exclusive forum for the resolution of any complaint asserting a cause of action arising under any federal securities law. This provision may increase

CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® — JUNE
40

Other Information

costs for a shareholder to bring a claim or may limit a shareholder's ability to bring a claim in a judicial forum that they find more convenient or favorable. While the enforceability of the exclusive forum provisions may be challenged, this section also provides that if any provisions of Section 10 shall be held to be invalid, illegal or unenforceable, the validity, legality and enforceability of the remaining portions will still apply.

Section 10 of Article X of the Trust Instrument also states that shareholders and all other such persons bringing any such suit, action, or proceeding in the Superior Court in the State of Delaware waive the right to a trial by jury to the fullest extent permitted by law.

PROSPECTUS | November 28, 2025
41

For more detailed information on the Fund, several additional sources of information are available to you. The Fund's SAI, incorporated by reference into this prospectus, contains detailed information on the Fund's policies and operation. Additional information about the Fund's investments is available in the annual and semi-annual reports to shareholders and in Form N-CSR. In the Fund's annual reports, you will find a discussion of the market conditions and investment strategies that significantly impacted the Fund's performance during the last fiscal year. In Form N-CSR, you will find the Fund's annual and semi-annual financial statements. The Fund's most recent SAI, annual or semi-annual reports and certain other information are available free of charge by calling the Fund at (866) 363-9219, on the Fund's website at www.calamos.com or through your financial advisor. Shareholders may call the toll-free number above with any inquiries.

You may obtain this and other information regarding the Fund, including the SAI and Codes of Ethics adopted by the Adviser, Distributor and the Trust, directly from the SEC. Information on the SEC's website is free of charge. Visit the SEC's on-line EDGAR database at http://www.sec.gov. You may also request information regarding the Fund by sending a request (along with a duplication fee) to the SEC by sending an electronic request to publicinfo@sec.gov.

Calamos S&P 500® Structured
Alt Protection ETF® — June

2020 Calamos Court
Naperville, IL 60563-2787
866.363.9219

www.calamos.com

SEC File
#811-22887

CPSUSTAPRO 112825

Fund Name	Ticker	Exchange
Calamos S&P 500® Structured Alt Protection ETF® — July	CPSJ	NYSE Arca

Prospectus November 28, 2025

The fund listed above (the "Fund") is a series of the Calamos ETF Trust (the "Trust") and an exchange-traded fund ("ETF"). The Fund lists and principally trades its shares on the NYSE Arca, Inc. ("NYSE Arca" or the "Exchange").

The U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

As described in more detail in the Fund's summary, the Fund seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the SPDR® S&P 500® ETF Trust ("Underlying ETF") up to a predetermined upside cap (the "Cap"), while protecting against 100% of the Underlying ETF's losses (before fees and expenses), over a period of approximately one-year (the "Outcome Period").

•  Upside Cap: A pre-determined upside return Cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Outcome Period. The Cap is determined before fees and expenses. The Cap is expected to change at the beginning of each new Outcome Period.

•  Capital Protection: Represents downside protection target equal to 100% of losses (before fees and expenses) of the Underlying ETF, over the Outcome Period. There is no guarantee the Fund will be successful in providing the sought-after downside protection.

•  Outcome Period: The approximate one-year period over which the Fund seeks to produce the Capital Protected Target Outcome. The current Outcome Period is from July 1, 2025 through June 30, 2026. The Fund will not terminate after the conclusion of the Outcome Period. After the conclusion of the Outcome Period, another will begin.

•  Together, the Upside Cap, Capital Protection, and Outcome Period makeup the Capital Protected Target Outcome (alternatively, the "Target Outcome").

•  The Target Outcome may not be achieved, and investors may lose some or all of their money. The Fund is designed to achieve the Target Outcome only if an investor buys on the first day of the Outcome Period and holds the Fund until the end of the Outcome Period.

•  If investors buy or sell on a date other than the start or end date of the Outcome Period, their returns will be different and they may incur losses in excess of the Capital Protection level (i.e., losses exceeding 0%) and they may not experience gains up to the Cap.

•  Investors considering purchasing shares after the beginning of the Outcome Period or considering selling their shares prior to the end of the Outcome Period should visit the Fund's website at www.calamos.com for important information and considerations regarding the Fund's potential outcomes.

•  In periods of extreme market volatility, or during market disruption events, the Fund's ability to offset investor losses via the Capital Protection or provide a return up to the stated upside Cap may be impaired.

•  The Fund will not terminate upon reaching the end of an Outcome Period. Rather, the Fund will rebalance, entering into a new set of options positions, thereby establishing a new Outcome Period, with a new Cap, and reset Capital Protection.

•  The Fund has characteristics unlike many traditional investment products and may not be suitable for all investors. The Fund is only appropriate for shareholders willing to bear losses, including some or all of their investment.

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Calamos S&P 500® Structured Alt Protection ETF® — July

Investment Objective

Calamos S&P 500® Structured Alt Protection ETF® — July (the "Fund") seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the SPDR® S&P 500® ETF Trust ("Underlying ETF") up to a cap of 6.82% (the "Cap"), while protecting against 100% of negative price return of the Underlying ETF (before fees and expenses), for the period from July 1, 2025 through June 30, 2026.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund ("Fund Shares"). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.69%
Distribution and/or Service Fees (12b-1)	0.00%
Other Expenses	0.00%
Total Annual Operating Expenses	0.69%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, whether you sell or hold your Fund Shares, would be:

You would pay the following expenses whether you sell or hold your Fund Shares at the end of the period:

One Year	Three Years	Five Years	Ten Years
$70	$221	$384	$859

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund ("ETF") that is designed to provide investors with the opportunity to benefit from increases in the Underlying ETF's share price up to the stated cap over a specified period of time of approximately one-year (the "Outcome Period"), while providing protection against decreases in the Underlying ETF's share price over the same Outcome Period (before taking fees and expenses into account).

Under normal market conditions, the Fund invests substantially all of its assets in FLexible EXchange Options ("FLEX Options") that reference the price performance of the SPDR® S&P 500® ETF Trust (the "Underlying ETF"). FLEX Options are customized equity or index option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates.

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1

Calamos S&P 500® Structured Alt Protection ETF® — July

The Underlying ETF is an exchange-traded unit investment trust that uses a replication strategy, meaning it invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC ("PDR") serves as the Underlying ETF's sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the S&P 500® Index. The Fund's performance does not reflect the payment of dividends by the Underlying ETF. See "The Underlying ETF" for more information.

The returns an investor will receive from an investment in the Fund have characteristics that are distinct from many other investment vehicles, including the Underlying ETF. It is important that you understand these characteristics before making an investment in the Fund.

The Fund uses FLEX Options to employ a capital protected target outcome strategy. Target outcome strategies seek to produce pre-determined investment outcomes based upon the performance of an underlying security or index. The pre-determined outcomes sought by the Fund, which include capital protection to absorb 100% of losses (before fees and expenses) in the Underlying ETF (the "Capital Protection") and upside participation to a stated cap of 6.82% (before fees and expenses) (the "Cap"), are based on the price performance of the Underlying ETF over an Outcome Period.

The outcomes the Fund seeks for investors that hold Fund Shares for an entire Outcome Period are as follows, though there can be no guarantee these results will be achieved:

•  If the Underlying ETF appreciates over the Outcome Period, the combination of FLEX Options held by the Fund seeks to provide upside participation matching that of the Underlying ETF, up to a cap that is determined at the start of the Outcome Period.

•  If the Underlying ETF decreases over the Outcome Period, the combination of FLEX Options held by the Fund seeks to provide protection against 100% of Underlying ETF losses, prior to taking into account the Fund's fees and expenses.

The Fund does not seek to provide capital protection against 100% of losses (before fees and expenses) of the Underlying ETF as of any time other than the end of the Outcome Period.

For the Outcome Period beginning on July 1, 2025 through June 30, 2026, the Cap is 6.82% and the Capital Protection is 100%. When the Fund's fees and expenses are taken into account, the Cap is 6.13% and the Capital Protection is 99.31%. The Cap and Capital Protection will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee.

The current Outcome Period is from July 1, 2025 through June 30, 2026. The Fund will not terminate after the conclusion of the Outcome Period. After the conclusion of the Outcome Period, another will begin. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Outcome Period. This means that the Cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The capital protection will remain the same for each Outcome Period. The Capital Protection and Cap, and the Fund's value relative to each, should be considered before investing in the Fund. The Fund will be perpetually offered and not terminate after the current or any subsequent Outcome Period. Approximately one week prior to the end of an Outcome Period, the Fund's website will be updated to alert existing shareholders that the Outcome Period is approaching its conclusion and will disclose the anticipated Cap range for the next Outcome Period. See "Subsequent Outcome Periods" for more information.

Upon conclusion of the Outcome Period, the Fund will receive the cash value of all the FLEX Options it held for that Outcome Period. It will then invest in a new series of FLEX Options with an expiration date of approximately one year in the future, and a new Outcome Period will begin. Each FLEX Option's value is ultimately derived from the performance of the Underlying ETF's share price during that time. As the terms of the FLEX Options do not change during an Outcome Period, the outcomes, including the Cap and Capital Protection discussed below, will be measured to the Fund's net asset value ("NAV") on the first day of the Outcome Period.

The stated Cap and Capital Protection may only be realized by investors who continuously hold Fund Shares from the commencement of an Outcome Period until its conclusion. An investor who purchases Fund Shares other than on the first day of an Outcome Period and/or sells Fund Shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. While the Cap and Capital Protection provide

CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® — JULY
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Calamos S&P 500® Structured Alt Protection ETF® — July

the intended outcomes only for investors that hold their Fund Shares throughout the complete term of the Outcome Period, an investor can expect the value of their Fund Shares to generally move in the same direction as the Underlying ETF during the Outcome Period. If investors buy or sell on a date other than the start or end date of the Outcome Period, their returns will be different and they may incur losses in excess of the Capital Protection level (i.e., losses exceeding 0%) and they may not experience gains up to the Cap. See "Capital Protection and Cap" for more information.

The Fund's website, www.calamos.com, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Outcome Period, including the Fund's value relative to the Cap and Capital Protection. Before purchasing Fund Shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund Shares on a particular day and held through the end of the Outcome Period.

The Fund's investment objective is not a fundamental policy, and therefore may be changed by the Board without shareholder approval.

The Fund seeks to generate returns that match the Underlying ETF, up to the Cap (discussed in detail below), while limiting downside losses. The hypothetical illustrations provided below are designed to illustrate the outcomes that the Fund seeks to provide for investors who hold Fund Shares for the entirety of the Outcome Period. The hypothetical examples set forth below do not represent the performance of the Fund and investors should not rely on the hypothetical examples shown below as an indication of the actual or future performance of the Fund. There is no guarantee that the Fund will be successful in its attempt to provide the target outcomes for an Outcome Period. The returns that the Fund seeks to provide do not include the costs associated with purchasing Fund Shares and certain expenses incurred by the Fund. In the payoff profile illustration, the dotted line represents the Underlying ETF's performance, and the solid line represents the return profile gross of fees and expenses sought by the Fund in relation to the Underlying ETF's indicated performance. The bar chart below represents the Fund's hypothetical intended return profile based upon the performance of the Underlying ETF.

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Calamos S&P 500® Structured Alt Protection ETF® — July

Explanation of diagram:

1.  Calamos S&P 500® Structured Alt Protection ETF® — July Participation Layer: The dotted grey line represents the first layer, which involves purchasing a near zero-strike (i.e., deep in-the-money) call on the reference asset, at a pre-determined strike to provide full participation to the price return of the underlying reference asset. In other words, the full price participation provided by this layer provides potential gains and losses that are tantamount to that of owning the underlying reference asset outright, except that this layer does not participate in the dividend yield of the underlying reference asset.

2.  Capital Protection Layer: The solid grey line represents the second layer, which involves purchasing an at-the-money put option, which produces protection equal to 100% of losses (before fees and expenses) of the price return of the reference asset, over the Outcome Period.

3.  Upside Participation Layer (the "Cap"): The solid black line illustrates the final layer, which involves selling an out-of-the-money call, thereby creating the upside cap. The strike price at which the call is sold is determined so that the combined net options purchase price is approximately equal to the underlying asset's current value. The cost of this layer is a credit equal to the price that would make the total package "no-cost" or fully financed.

The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act").

Capital Protection and Cap

The Fund seeks to provide capital protection to absorb 100% of losses (before fees and expenses) of the Underlying ETF at the end of each Outcome Period. When the Fund's management fees are taken into account, the Capital Protection level is reduced to 99.31%. The Capital Protection level will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. If the Fund is required to increase its holdings of cash during the Outcome Period to pay fees and expenses incurred by the Fund, the Capital Protection level may be further reduced. The Fund does not seek to provide capital protection against 100% of losses (before fees and expenses) of the Underlying ETF as of any time other than the end of the Outcome Period.

During the Outcome Period, there may be periods of significant disparity between the Fund's NAV and the Underlying ETF's price performance. As the Underlying ETF price and the Fund's NAV change over the Outcome Period, an investor acquiring Fund Shares after the start of the Outcome Period will likely have a different return potential than an investor who purchased Fund Shares at the start of the Outcome Period. This is because while the Cap and Capital Protection for the Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of an Outcome Period and remain constant throughout the Outcome Period, an investor purchasing Fund Shares at market value during the Outcome

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Calamos S&P 500® Structured Alt Protection ETF® — July

Period likely purchased Fund Shares at a price that is different from the Fund's NAV at the start of the Outcome Period (i.e., the NAV that the Cap and Capital Protection reference). For example, if an investor purchases Fund Shares during an Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Outcome Period (the "Initial Fund Value"), that investor's Cap will essentially be decreased by the amount of the increase in the Underlying ETF's value, and the capital protection will not set in until the Fund's NAV returns to its Initial Fund Value (i.e., a shareholder must experience losses prior to gaining the protection offered by the Fund's Capital Protection because the Fund must first decrease in value to its Initial Fund Value for the Outcome Period before subsequent losses will be protected by the Capital Protection). Conversely, if an investor purchases Fund Shares during an Outcome Period at a time when the Underlying ETF has decreased in value, the Fund's NAV may dip below the Initial Fund Value. However, in this scenario, that investor's potential gain could be larger than the Fund's Cap for the Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Outcome Period through the date the investor purchased its Fund Shares plus any additional gains between the Initial Fund Value and the Cap. There is no guarantee that the Fund will recover such value or experience such gains. The Cap and capital protection relative to the Initial Fund Value, however, will not change over the Outcome Period.

While the Fund seeks to provide 100% protection against losses experienced by the Underlying ETF (before fees and expenses) for shareholders who hold Fund Shares for an entire Outcome Period, there is no guarantee it will successfully do so. If the Fund's NAV has increased significantly, a shareholder that purchases Fund Shares after the first day of an Outcome Period could lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear those losses. There is no guarantee the capital protection and cap will be successful and a shareholder investing at the beginning of an Outcome Period could also lose their entire investment.

The returns of the Fund are subject to a cap for each Outcome Period, calculated (before fees and expenses) at the beginning of each Outcome Period.. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return Cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Outcome Period. If the Underlying ETF experiences any percentage gains over the amount of the Cap, Fund shareholders will not experience those gains. Therefore, regardless of the price return of the Underlying ETF, the Cap (net of fees) is the maximum return an investor can achieve from an investment in the Fund for that Outcome Period. The Cap is set on the first day of each Outcome Period. The Cap is provided prior to taking into account annual Fund management fees of 0.69% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses (such as unexpected litigation) incurred by the Fund. The pre-determined Cap applicable to an Outcome Period will vary based on prevailing market conditions at the time that the Cap is set, including interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the FLEX Options.

The Cap level is a result of the design of the Fund's principal investment strategy. To provide the Capital Protected Target Outcome, the Fund purchases and sells a series of put and call FLEX Options on or around the last business day of the month prior to the beginning of an Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The Adviser will calculate the amount of premiums that the Fund will owe on the put options acquired to provide the Capital Protection and will then sell call FLEX Options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The Cap is the strike price of those FLEX Options the Fund is selling. The Cap, and the Fund's value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund Shares during an Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Outcome Period to a level near the Cap, an investor purchasing Fund Shares will have limited to no gain potential for the remainder of the Outcome Period (because the investor's potential gain will be limited to the difference between the Fund's NAV on the date the investor purchased the Fund Shares and the Cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which it purchased its Fund Shares and the Initial Fund Value for the Outcome Period before subsequent losses will be protected by the Capital Protection. If an investor buys Fund Shares when the price exceeds the Cap, an investor selling their shares at the end of the Outcome Period will not experience any gain regardless of the price return of the Underlying ETF.

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Calamos S&P 500® Structured Alt Protection ETF® — July

There is no guarantee that the Fund will be successful in providing these investment outcomes for any Outcome Period, and an investor may experience returns on the Fund significantly below the Cap.

In periods of extreme market volatility or during market disruption events, the Fund's ability to offset investor losses through the use of the FLEX Options to achieve the stated Capital Protection, or provide a return up to the stated upside Cap may be impaired, resulting in an upside limit significantly below the Cap and downside protection significantly lower than full capital protection (i.e., losses greater than 0%), because the Fund may not be able to trade or exercise existing FLEX Options, or may not receive timely payment from its counterparties. An investor may lose their entire investment and an investment in the Fund is only appropriate for investors willing to bear those losses.

For each Outcome Period, the Fund will invest in both purchased and written put and call FLEX Options that reference the Underlying ETF. Because the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options impact the correlation between the Fund's NAV and the price of the Underlying ETF.

General Information about FLEX Options

FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation ("OCC"). The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the "buyer for every seller and the seller for every buyer," with the goal of protecting clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events, as more fully described in the Fund's Statement of Additional Information. Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and subject to the risk that the OCC may fail to perform the settlement of the FLEX Options due to bankruptcy or other adverse reasons. The FLEX Options that the Fund will hold that reference the Underlying ETF will give the Fund the right or the obligation to either receive or deliver shares of the Underlying ETF, or the right or the obligation to either receive or deliver a cash payment on the option expiration date based upon the difference between the Underlying ETF's value and a strike price, depending on whether the option is a put or call option and whether the Fund purchases or sells the option. The FLEX Options held by the Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date. The Fund will generally, under normal conditions, hold FLEX Options for each Outcome Period. The Fund will purchase call options (giving the Fund the right to receive shares of the Underlying ETF or a cash payment) and put options (giving the Fund the right to deliver shares of the Underlying ETF or a cash payment), while simultaneously selling (i.e., writing) call options (giving the Fund the obligation to deliver shares of the Underlying ETF or a cash payment). The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the Fund expects the FLEX Options to be fully covered and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchanges on which the FLEX Options are listed do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts but may charge transaction fees. Each of the FLEX Options purchased and sold throughout the Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Outcome Period. On the Flex Options expiration date, the Fund intends to sell the Flex Options prior to their expiration or cash-settle the Flex Options and use the resulting proceeds to purchase new Flex Options for the next Outcome Period.

The Underlying ETF

The Underlying ETF is an exchange-traded unit investment trust that uses a replication strategy, meaning it invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC ("PDR") serves as the Underlying ETF's sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the S&P 500® Index (the "Index"). See below for a description of the Underlying ETF's principal investment strategies and risks. You can find the Underlying ETF's prospectus and other information about the ETF, including the statement of additional information and most recent reports to shareholders, online at https://www.ssga.com/us/en/intermediary/etfs/spdr-sp-500-etf-trust-spy.

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Calamos S&P 500® Structured Alt Protection ETF® — July

The summary information below regarding the Underlying ETF comes from its filings with the SEC. You are urged to refer to the SEC filings made by the Underlying ETF and to other publicly available information (e.g., the ETF's annual reports) to obtain an understanding of the ETF's business and financial prospects. The following description of the Underlying ETF's principal investment strategies was taken directly from the Underlying ETF's prospectus, dated January 27, 2025 ("SPY" refers to the Underlying ETF; other defined terms have been modified).

"SPY seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index (the "Portfolio"), with the weight of each stock in SPY's Portfolio substantially corresponding to the weight of such stock in the Index. In SPY's prospectus, the term "Portfolio Securities" refers to the common stocks that are actually held by SPY and make up SPY's Portfolio, while the term "Index Securities" refers to the common stocks that are included in the Index, as determined by the index provider, S&P Dow Jones Indices LLC ("S&P"). At any time, SPY's Portfolio will consist of as many of the Index Securities as is practicable. To maintain the correspondence between the composition and weightings of Portfolio Securities and Index Securities, State Street Global Advisors Trust Company (the "Trustee") or its parent company, State Street Bank and Trust Company ("SSBT") adjusts SPY's Portfolio from time to time to conform to periodic changes made by S&P to the identity and/or relative weightings of Index Securities in the Index. SPY's Trustee or SSBT aggregates certain of these adjustments and makes changes to SPY's Portfolio at least monthly, or more frequently in the case of significant changes to the Index. SPY may pay transaction costs, such as brokerage commissions, when it buys and sells securities (or "turns over" its Portfolio). Such transaction costs may be higher if there are significant rebalancings of Index Securities in the Index, which may also result in higher taxes when SPY's units are held in a taxable account. These costs, which are not reflected in SPY's estimated annual Trust ordinary operating expenses, affect SPY's performance. During the most recent fiscal year, SPY's portfolio turnover rate was 3% of the average value of its portfolio. SPY's portfolio turnover rate does not include securities received or delivered from processing creations or redemptions of SPY's units. Portfolio turnover will be a function of changes to the Index as well as requirements of SPY's trust agreement. ... Although SPY may fail to own certain Index Securities at any particular time, SPY generally will be substantially invested in Index Securities, which should result in a close correspondence between the performance of the Index and the performance of SPY. ... SPY does not hold or trade futures or swaps and is not a commodity pool. The Index includes five hundred (500) selected companies, all of which are listed on national stock exchanges and spans a broad range of major industries. ... Since 1968, the Index has been a component of the U.S. Commerce Department's list of Leading Indicators that track key sectors of the U.S. economy. Current information regarding the market value of the Index is available from market information services. The Index is determined, comprised and calculated without regard to SPY."

As of November 11, 2025, the Underlying ETF had significant investments in information technology companies.

Subsequent Outcome Periods

The Fund will alert existing shareholders to the new Cap at the beginning of each new Outcome Period in the following manner:

1.  Approximately one week prior to the end of the current Outcome Period, the Fund will make a sticker filing that will alert existing shareholders that the Outcome Period is approaching its conclusion and disclose the anticipated Cap range for the next Outcome Period. This filing will be mailed to existing shareholders.

2.  Following the close of business on the last day of the Outcome Period, the Fund will make a sticker filing that discloses the Fund's Cap for the next Outcome Period. This filing will be mailed to existing shareholders.

3.  On the first day of the new Outcome Period, the Fund will file a full prospectus that incorporates the sticker filing from the previous evening which replaces the Caps/dates associated with the previous Outcome Period with the Caps/dates associated with the new Outcome Period. Correspondingly, the Fund will file a revised summary prospectus that reflects such changes.

The information referenced above will also be available on the Fund's website at www.calamos.com.

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Calamos S&P 500® Structured Alt Protection ETF® — July

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. You should not consider investing in the Fund if your investment objective differs from the Fund's investment objective or if you are not willing to accept the principal risks associated with an investment in the Fund. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a "principal risk" of investing in the Fund, regardless of the order in which it appears. The principal risks of investing in the Fund include:

•  Authorized Participant Concentration Risk — Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs, such as the Fund, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

•  Cap Change Risk — A new Cap is established at the beginning of each Outcome Period and is dependent on prevailing market conditions at the time the Cap is established. As such, the Cap may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods. Investors should monitor the changes in the Cap for each Outcome Period, information for which will be made available pursuant to the procedure outlined in the Fund's prospectus.

•  Capital Protection Risk — There can be no guarantee that the Fund will be successful in its strategy to provide protection against 100% of Underlying ETF losses if the Underlying ETF's share price decreases over the duration of the Outcome Period. The Fund's strategy seeks to deliver returns that match those of the Underlying ETF (up to the Cap), while limiting downside losses, if Fund Shares are held at the time at which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Fund Shares after the FLEX Options were entered into or sells Fund Shares prior to the expiration of the FLEX Options, the Capital Protection that the Fund seeks to provide may not be available. If the Outcome Period has begun and the Underlying ETF has increased in value, the Capital Protection will not protect any decreases in the value of the Underlying ETF to the extent of such appreciation, and therefore an investor may experience losses from this appreciated value until the Fund reaches its original NAV from the commencement of the Outcome Period. Similarly, if an investor purchases Fund Shares after the commencement of the Outcome period and the Underlying ETF has increased in value, an investor purchasing Shares at that point will not benefit from the Capital Protection until the Underlying ETF's value decreases to its original value at the commencement of the Outcome Period. Accordingly, such investor will not receive the protection that the Fund seeks to provide until the Fund experiences losses that return it to its value at the commencement of the Outcome Period. If the FLEX Options (and therefore the Capital Protection) do not perform as expected, an investor may experience significant losses on its investment, including the loss of its entire investment.

•  Capped Upside Risk — The Fund's strategy seeks to provide returns that are subject to the Cap. In the event that the Underlying ETF experiences gains in excess of the Cap for the Outcome Period, the Fund will not participate in, and will underperform the Underlying ETF to the extent of, those gains beyond the Cap. The Fund's strategy seeks to deliver returns that match those of the Underlying ETF (up to the Cap), while protecting against the entirety of downside losses of the Underlying ETF, if Fund Shares are held at the time at which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Fund Shares after the FLEX Options were entered into, there may be little or no ability for that investor to experience an investment gain on their Fund Shares (and such investor may be subjected to potential losses between that Fund Share price and the Fund's

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Calamos S&P 500® Structured Alt Protection ETF® — July

NAV at the commencement of the Outcome Period). Further, because the FLEX Options are designed to produce returns that match the price return of the Underlying ETF (subject to the Cap) on the last day of the Outcome Period, if an investor sells Fund Shares prior to the expiration date of the FLEX Options such investor may sell at a point where the Fund's performance does not match the performance of the Underlying ETF over the Outcome Period, and therefore may sell at a point where the Fund has underperformed the Underlying ETF.

•  Cash Holdings Risk — To the extent the Fund holds cash positions, the Fund risks achieving lower returns and potential lost opportunities to participate in market appreciation which could negatively impact the Fund's performance and ability to achieve its investment objective.

•  Clearing Member Default Risk — Transactions in some types of derivatives, including FLEX Options, are required to be centrally cleared ("cleared derivatives"). In a transaction involving cleared derivatives, the Fund's counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house ("clearing members") can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member's individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its FLEX Options may, in certain circumstances, be used to satisfy losses of other clients of the Fund's clearing member. In addition, although clearing members guarantee performance of their clients' obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member's bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund's behalf, which heightens the risks associated with a clearing member's default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund's ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund's behalf, the Fund may be unable to effectively implement its investment strategy.

•  Correlation Risk — The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods, consistent with the Fund's valuation policy. Because a component of the FLEX option's value will be affected by, among other things, changes in the Underlying ETF's share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF's share price and the remaining time until the FLEX Options expire, the value of the Fund's FLEX Options positions is not anticipated to increase or decrease at the same rate as the Underlying ETF's share price, and it is possible they may move in different directions, and as a result, the Fund's NAV may not increase or decrease at the same rate as the Underlying ETF's share price. The Fund's strategy is designed to produce the outcomes upon the expiration of the FLEX Options on the last business day of the Outcome Period, and it should not be expected that the outcomes will be provided at any point other than the end of the Outcome Period.

•  Costs of Buying and Selling Fund Shares — Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

•  Derivatives Risk — Derivatives are instruments, such as options, futures and forward foreign currency contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. In addition, derivative instruments are subject to counterparty risk, meaning that the party with whom the Fund enters into a derivative transaction may experience a significant credit event and/or may be

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Calamos S&P 500® Structured Alt Protection ETF® — July

unwilling or unable to make timely settlement payments or otherwise honor its obligations. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.

•  Equity Securities Risk — The securities markets are volatile, and the market prices of the Underlying ETF's securities may decline generally. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. If the market prices of the securities owned by the Underlying ETF fall, the value of your investment in the Fund will decline.

•  FLEX Options Risk — The Fund may invest in FLEX Options issued and guaranteed for settlement by The Options Clearing Corporation ("OCC"). FLEX Options are customized option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be illiquid, and in such cases, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options and changing volatility levels of the reference asset. In connection with the creation and redemption of Fund Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Fund at prices that reflect the market price of the Fund Shares, the Fund's NAV and, in turn the share price of the Fund, could be negatively impacted. The Fund may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless.

•  Investment Timing Risk — An investor who purchases Fund Shares other than on the first day of the options package and/or sells Fund Shares before the options package expires may not experience the 100% downside protection or upside participation in the Underlying ETF. The Fund's downside protection and upside participation of the Underlying ETF may only be available for investors who hold Fund Shares throughout the complete term of the options package. An investor can expect their Fund Shares to move generally in the same direction as the Underlying ETF during the one-year options package. However, Fund Shares may not experience the same price movement as the price movement of the Underlying ETF. During the duration of the option package, there may be periods of significant disparity between the Fund's NAV and the Underlying ETF's price performance. For example, if an investor purchases Fund Shares during an options package period at a time when the Underlying ETF's share price has increased from its price at the beginning of the options package period, the investor may not be 100% protected against Underlying ETF downside losses. In addition, if an investor purchases Fund Shares during an options package period at a time when the Underlying ETF's share price has increased from its price at the beginning of the options package period, that investor's cap will essentially be decreased from the stated Cap by the amount of the increase in the Underlying ETF's value.

•  Large-Capitalization Investing Risk — Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks. In addition, larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer preferences. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•  Liquidity Risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® — JULY
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Calamos S&P 500® Structured Alt Protection ETF® — July

•  Liquidity Risk — FLEX Options — In the event that trading in the underlying FLEX Options is limited or absent, the value of the Fund's FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities, including certain non-customized option contracts. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. Additionally, the liquidation of a large number of FLEX Options may more significantly impact the price in a less liquid market. Further, the Fund requires a sufficient number of participants to facilitate the purchase and sale of options on an exchange to provide liquidity to the Fund for its FLEX Option positions. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

•  Market Maker Risk — If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund's net asset value and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of the Fund Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund's portfolio securities and the Fund's market price. This reduced effectiveness could result in Fund Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Fund Shares.

•  Market Risk — The risk that the securities markets will increase or decrease in value is considered market risk and applies to any security. If there is a general decline in the stock or fixed-income market, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests.

•  New Fund Risk — The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

•  Non-Diversification Risk — The Fund is classified as "non-diversified" under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code").

•  Options Risk — The Fund's ability to close out its position as a purchaser or seller of an over-the-counter or exchange-listed put or call option is dependent, in part, upon the liquidity of the options market. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Fund's ability to utilize options successfully will depend on the ability of the Fund's investment adviser to predict pertinent market movements, which cannot be assured. The Fund may also purchase or write over-the-counter put or call options, which involves risks different from, and possibly greater than, the risks associated with exchange-listed put or call options. Over-the-counter put or call options may expose the Fund to the risk that a counterparty may be unable or unwilling to perform according to a contract, and that any deterioration in a counterparty's creditworthiness could adversely affect the instrument. In addition, the Fund may be exposed to a risk that losses may exceed the amount originally invested.

•  Premium-Discount Risk — Fund Shares may trade above or below their NAV. The market prices of Fund Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Fund Shares on the Exchange. The trading price of Fund Shares may deviate significantly from NAV during periods of market volatility.

•  Secondary Market Trading Risk — Investors buying or selling Fund Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund Shares. Although the Fund Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Fund Shares on the Exchange may be halted.

•  Sector Risk — To the extent the Underlying ETF invests a significant portion of its assets in a particular sector, a greater portion of the Fund's performance may be affected by the general business and economic conditions affecting that sector. Each sector may share economic risk with the broader market, however there may be economic risks specific to

PROSPECTUS | November 28, 2025
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Calamos S&P 500® Structured Alt Protection ETF® — July

each sector. As a result, returns from those sectors may trail returns from the overall stock market, and it is possible that the Underlying ETF may underperform the broader market.

•  Tax Risk — The Fund has elected and intends to qualify each year to be treated as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The federal income tax treatment of the securities in which the Fund may invest, including the Fund's option strategy, may not be clear or may be subject to recharacterization by the Internal Revenue Service. It could be more difficult to comply with the tax requirements applicable to RICs if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the Internal Revenue Service. Any such failure to comply with the rules applicable to RICs could cause the Fund to fail to qualify as such. To qualify and maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published Internal Revenue Service guidance or case law on how to determine the "issuer" of certain derivatives that the Fund will enter into. Based upon the language in the legislative history, the Fund intends to treat the issuer of an equity option as the referenced asset and to treat any income it may derive from an equity option as "qualifying income" under the provisions of the Code applicable to RICs. In the case of FLEX Options, assuming the referenced asset qualifies as a RIC, treating the issuer as the referenced asset would allow the Fund to count the FLEX Options as automatically diversified investments under the RIC diversification requirements. If the income is not qualifying income or the issuer of equity options, including FLEX Options, is not appropriately the referenced asset, the Fund may not qualify, or may be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund's taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

The Fund's investments in offsetting positions with respect to the Underlying ETF may affect the character of gains or losses realized by the Fund under the Code's "straddle" rules and may increase the amount of short-term capital gain realized by the Fund. Certain options the Fund holds may not qualify as "Section 1256 contracts" under Section 1256 of the Code, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

Offsetting FLEX Options are held by a single person, the IRS may take the position that the FLEX Options, viewed together, should be treated as a single debt instrument for federal tax purposes. The result of such a position would be that the Fund would fail the RIC diversification tests, causing the RIC to be taxed as a C corporation, unless certain cure rights based upon reasonable cause may apply. The Fund has obtained an opinion of tax counsel that the FLEX Options should not be collapsed into a single instrument. However, such an opinion is not binding upon the IRS or the courts.

•  Trading Issues Risk — Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange's "circuit breaker" rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund's assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.

•  Underlying ETF Risk — The Fund invests in FLEX Options that reference an ETF, which subjects the Fund to certain of the risks of owning shares of an ETF as well as the types of instruments in which the Underlying ETF invests. The value of an ETF will fluctuate over time based on fluctuations in the values of the securities held by the ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. In addition, ETFs are subject to absence of an active market risk, premium/discount risk, tracking error risk and trading issues risk. Brokerage, tax and other expenses may negatively impact the performance of the Underlying ETF and, in turn, the value of the Fund's shares. An ETF that tracks an index may not exactly match the performance of the index due to cash drag, differences between the portfolio of the ETF and the components of the index, expenses and other factors.

CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® — JULY
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Calamos S&P 500® Structured Alt Protection ETF® — July

•  Valuation Risk — During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options may become more difficult. In market environments where there is reduced availability of reliable objective pricing data, the judgment of the Fund's investment adviser in determining the fair value of the security may play a greater role. While such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.

Fund Performance

The Fund commenced operations on July 1, 2024, and thus does not yet have annual returns for a full calendar year. Accordingly, performance data is not included. Performance information is available at no cost by visiting www.calamos.com. Past performance (before and after taxes) is not an indication of future performance.

Investment Adviser

Calamos Advisors LLC ("Calamos Advisors" or the "Adviser")

Portfolio Managers

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH ADVISER
David O'Donohue	Since July 2024	SVP, Sr. Co-Portfolio Manager
Jimmy Young	Since July 2024	SVP, Co-Portfolio Manager
Eli Pars	Since July 2024	SVP, Sr. Co-Portfolio Manager
Jason Hill	Since July 2024	SVP, Sr. Co-Portfolio Manager
Anthony Vecchiolla	Since July 2024	VP, Co-Portfolio Manager
Jordan Rosenfeld	Since November 2025	VP, Co-Portfolio Manager

PROSPECTUS | November 28, 2025
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Other Important Information Regarding Fund Shares

Portfolio Holdings. The Fund's portfolio holdings are disclosed on its website daily after the close of trading on the Exchange and prior to the opening of trading on the Exchange the following day. A description of the Fund's policies and procedures with respect to the disclosure of such Fund's portfolio holdings is available in the Fund's Statement of Additional Information ("SAI").

Premium/Discount Information. Information about the premiums and discounts at which the Fund's Shares have traded will be available at www.calamos.com.

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as "Creation Units." Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at net asset value ("NAV"), Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the "bid-ask spread"). Recent information regarding the Fund's NAV, market price, premiums and discounts, and bid-ask spreads is available at https://www.calamos.com/.

Tax Information

Net investment income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute net investment income and capital gains, if any, at least annually.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), such Fund and its related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® — JULY
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Additional Information About Investment Strategies and Related Risks

The Fund's investment objective and each of the policies described herein are non-fundamental policies that may be changed by the Board of Trustees of the Trust (the "Board") without shareholder approval. The Fund may liquidate and terminate at any time without shareholder approval.

What are the investment objectives and principal strategies for the Fund?

The Fund is an actively managed exchange-traded fund ("ETF") that is designed to provide investors with the opportunity to benefit from increases in the Underlying ETF's share price up to the stated cap over a specified period of time of approximately one-year (the "Outcome Period"), while providing protection against decreases in the Underlying ETF's share price over the same Outcome Period (before taking fees and expenses into account).

Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange Options ("FLEX Options") that reference the price performance of the SPDR® S&P 500® ETF Trust (the "Underlying ETF"). FLEX Options are customized equity or index option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates.

The Underlying ETF is an exchange-traded unit investment trust that uses a replication strategy, meaning it invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC ("PDR") serves as the Underlying ETF's sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the S&P 500® Index. The Fund's performance does not reflect the payment of dividends by the Underlying ETF. See "The Underlying ETF" for more information.

The returns an investor will receive from an investment in the Fund have characteristics that are distinct from many other investment vehicles, including the Underlying ETF. It is important that you understand these characteristics before making an investment in the Fund.

The Fund uses FLEX Options to employ a capital protected target outcome strategy. Target outcome strategies seek to produce pre-determined investment outcomes based upon the performance of an underlying security or index. The pre-determined outcomes sought by the Fund, which include capital protection to absorb 100% of losses (before fees and expenses) in the Underlying ETF (the "Capital Protection") and upside participation to a stated cap of 6.82% (before fees and expenses) (the "Cap"), are based on the price performance of the Underlying ETF over an approximate one-year period (the "Outcome Period").

The outcomes the Fund seeks for investors that hold Fund Shares for an entire Outcome Period are as follows, though there can be no guarantee these results will be achieved:

•  If the Underlying ETF appreciates over the Outcome Period, the combination of FLEX Options held by the Fund seeks to provide upside participation matching that of the Underlying ETF, up to a Cap that is determined at the start of the Outcome Period.

•  If the Underlying ETF decreases over the Outcome Period, the combination of FLEX Options held by the Fund seeks to provide protection against 100% of Underlying ETF losses, prior to taking into account the Fund's fees and expenses.

The Fund does not seek to provide capital protection against 100% of losses (before fees and expenses) of the Underlying ETF as of any time other than the end of the Outcome Period.

For the Outcome Period beginning on July 1, 2025 through June 30, 2026, the Cap is 6.82% and the Capital Protection is 100%. When the Fund's fees and expenses are taken into account, the Cap is 6.13% and the Capital Protection is 99.31%. The Cap and Capital Protection will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee.

The current Outcome Period is from July 1, 2025 through June 30, 2026. The Fund will not terminate after the conclusion of the Outcome Period. After the conclusion of the Outcome Period, another will begin. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Outcome
PROSPECTUS | November 28, 2025
15

Additional Information About Investment Strategies and Related Risks

Period. This means that the Cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The capital protection will remain the same for each Outcome Period. The Capital Protection and Cap, and the Fund's value relative to each, should be considered before investing in the Fund. The Fund will be perpetually offered and not terminate after the current or any subsequent Outcome Period. Approximately one week prior to the end of an Outcome Period, the Fund's website will be updated to alert existing shareholders that the Outcome Period is approaching its conclusion and will disclose the anticipated Cap range for the next Outcome Period. See "Subsequent Outcome Periods" for more information.

Upon conclusion of the Outcome Period, the Fund will receive the cash value of all the FLEX Options it held for that Outcome Period. It will then invest in a new series of FLEX Options with an expiration date of approximately one year in the future, and a new Outcome Period will begin. Each FLEX Option's value is ultimately derived from the performance of the Underlying ETF's share price during that time. As the terms of the FLEX Options do not change during an Outcome Period, the outcomes, including the Cap and 100% Capital Protection discussed below, will be measured to the Fund's net asset value ("NAV") on the first day of the Outcome Period.

The stated Cap and Capital Protection may only be realized by investors who continuously hold Fund Shares from the commencement of an Outcome Period until its conclusion. An investor who purchases Fund Shares other than on the first day of an Outcome Period and/or sells Fund Shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. While the Cap and Capital Protection provide the intended outcomes only for investors that hold their Fund Shares throughout the complete term of the Outcome Period, an investor can expect the value of their Fund Shares to generally move in the same direction as the Underlying ETF during the Outcome Period. If investors buy or sell on a date other than the start or end date of the Outcome Period, their returns will be different and they may incur losses in excess of the Capital Protection level (i.e., losses exceeding 0%) and they may not experience gains up to the Cap. See "Capital Protection and Cap" for more information.

The Fund's website, www.calamos.com, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Outcome Period, including the Fund's value relative to the Cap and Capital Protection. Before purchasing Fund Shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund Shares on a particular day and held through the end of the Outcome Period.

The Fund's investment objective is not a fundamental policy and therefore may be changed by the Board without shareholder approval.

The Fund seeks to generate returns that match the Underlying ETF, up to the Cap (discussed in detail below), while limiting downside losses. The hypothetical illustrations provided below are designed to illustrate the outcomes that the Fund seeks to provide for investors who hold Fund Shares for the entirety of the Outcome Period. The hypothetical examples set forth below do not represent the performance of the Fund and investors should not rely on the hypothetical examples shown below as an indication of the actual or future performance of the Fund. There is no guarantee that the Fund will be successful in its attempt to provide the target outcomes for an Outcome Period. The returns that the Fund seeks to provide do not include the costs associated with purchasing Fund Shares and certain expenses incurred by the Fund. In the payoff profile illustration, the dotted line represents the Underlying ETF's performance, and the solid line represents the return profile gross of fees and expenses sought by the Fund in relation to the Underlying ETF's indicated performance. The bar chart below represents the Fund's hypothetical intended return profile based upon the performance of the Underlying ETF.

CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® — JULY
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Additional Information About Investment Strategies and Related Risks

Explanation of diagram:

1.  Calamos S&P 500® Structured Alt Protection ETF® — July Participation Layer: The dotted grey line represents the first layer, which involves purchasing a near zero-strike (i.e., deep in-the-money) call on the reference asset, at a pre-determined strike to provide full participation to the price return of the underlying reference asset. In other words, the full price participation provided by this layer provides potential gains and losses that are tantamount to that of owning the underlying reference asset outright, except that this layer does not participate in the dividend yield of the underlying reference asset.

2.  Capital Protection Layer: The solid grey line represents the second layer, which involves purchasing an at-the-money put option, which produces protection equal to 100% of losses (before fees and expenses) of the price return of the reference asset, over the Outcome Period.

3.  Upside Participation Layer (the "Cap"): The solid black line illustrates the final layer, which involves selling an out-of-the-money call, thereby creating the upside cap. The strike price at which the call is sold is determined so that the combined net options purchase price is approximately equal to the underlying asset's current value. The cost of this layer is a credit equal to the price that would make the total package "no-cost" or fully financed.

PROSPECTUS | November 28, 2025
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Additional Information About Investment Strategies and Related Risks

The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act").

Capital Protection and Cap

The Fund seeks to provide capital protection to absorb 100% of losses (before fees and expenses) of the Underlying ETF at the end of each Outcome Period. When the Fund's management fees are taken into account, the Capital Protection level is reduced to 99.31%. The Capital Protection level will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. If the Fund is required to increase its holdings of cash during the Outcome Period to pay fees and expenses incurred by the Fund, the Capital Protection level may be further reduced. The Fund does not seek to provide capital protection against 100% of losses (before fees and expenses) of the Underlying ETF as of any time other than the end of the Outcome Period.

During the Outcome Period, there may be periods of significant disparity between the Fund's NAV and the Underlying ETF's price performance. As the Underlying ETF price and the Fund's Net Asset Value ("NAV") change over the Outcome Period, an investor acquiring Fund Shares after the start of the Outcome Period will likely have a different return potential than an investor who purchased Fund Shares at the start of the Outcome Period. This is because while the Cap and Capital Protection for the Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of an Outcome Period and remain constant throughout the Outcome Period, an investor purchasing Fund Shares at market value during the Outcome Period likely purchased Fund Shares at a price that is different from the Fund's NAV at the start of the Outcome Period (i.e., the NAV that the Cap and Capital Protection reference). For example, if an investor purchases Fund Shares during an Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Outcome Period (the "Initial Fund Value"), that investor's Cap will essentially be decreased by the amount of the increase in the Underlying ETF's value, and the capital protection will not set in until the Fund's NAV returns to its Initial Fund Value (i.e., a shareholder must experience losses prior to gaining the protection offered by the Fund's Capital Protection because the Fund must first decrease in value to its Initial Fund Value for the Outcome Period before subsequent losses will be protected by the Capital Protection). Conversely, if an investor purchases Fund Shares during an Outcome Period at a time when the Underlying ETF has decreased in value, the Fund's NAV may dip below the Initial Fund Value. However, in this scenario, that investor's potential gain could be larger than the Fund's Cap for the Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Outcome Period through the date the investor purchased its Fund Shares plus any additional gains between the Initial Fund Value and the Cap. There is no guarantee that the Fund will recover such value or experience such gains. The Cap and capital protection relative to the Initial Fund Value, however, will not change over the Outcome Period.

CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® — JULY
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Additional Information About Investment Strategies and Related Risks

While the Fund seeks to provide 100% protection against losses experienced by the Underlying ETF (before fees and expenses) for shareholders who hold Fund Shares for an entire Outcome Period, there is no guarantee it will successfully do so. If the Fund's NAV has increased significantly, a shareholder that purchases Fund Shares after the first day of an Outcome Period could lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear those losses. There is no guarantee the capital protection and cap will be successful and a shareholder investing at the beginning of an Outcome Period could also lose their entire investment.

The returns of the Fund are subject to a cap for each Outcome Period, calculated (before fees and expenses) at the beginning of each Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return Cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Outcome Period. If the Underlying ETF experiences any percentage gains over the amount of the Cap, Fund shareholders will not experience those gains. Therefore, regardless of the price return of the Underlying ETF, the Cap (net of fees) is the maximum return an investor can achieve from an investment in the Fund for that Outcome Period. The Cap is set on the first day of each Outcome Period. The Cap is provided prior to taking into account annual Fund management fees of 0.69% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses (such as unexpected litigation) incurred by the Fund. The pre-determined Cap applicable to an Outcome Period will vary based on prevailing market conditions at the time that the Cap is set, including interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the FLEX Options.

The Cap level is a result of the design of the Fund's principal investment strategy. To provide the Capital Protected Target Outcome, the Fund purchases and sells a series of put and call FLEX Options on or around the last business day of the month prior to the beginning of an Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The Adviser will calculate the amount of premiums that the Fund will owe on the put options acquired to provide the Capital Protection and will then sell call FLEX Options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The Cap is the strike price of those FLEX Options the Fund is selling. The Cap, and the Fund's value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund Shares during an Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Outcome Period to a level near the Cap, an investor purchasing Fund Shares will have limited to no gain potential for the remainder of the Outcome Period (because the investor's potential gain will be limited to the difference between the Fund's NAV on the date the investor purchased the Fund Shares and the Cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which it purchased its Fund Shares and the Initial Fund Value for the Outcome Period before subsequent losses will be protected by the Capital Protection. If an investor buys Fund Shares when the price exceeds the Cap, an investor selling their shares at the end of the Outcome Period will not experience any gain regardless of the price return of the Underlying ETF. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Outcome Period, and an investor may experience returns on the Fund significantly below the Cap.

In periods of extreme market volatility or during market disruption events, the Fund's ability to offset investor losses through the use of the FLEX Options to achieve the stated Capital Protection, or provide a return up to the stated upside Cap may be impaired, resulting in an upside limit significantly below the Cap and downside protection significantly lower than full capital protection (i.e., losses greater than 0%), because the Fund may not be able to trade or exercise existing FLEX Options, or may not receive timely payment from its counterparties. An investor may lose their entire investment and an investment in the Fund is only appropriate for investors willing to bear those losses.

For each Outcome Period, the Fund will invest in both purchased and written put and call FLEX Options that reference the Underlying ETF. Because the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options impact the correlation between the Fund's NAV and the price of the Underlying ETF.

PROSPECTUS | November 28, 2025
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Additional Information About Investment Strategies and Related Risks

General Information about FLEX Options

FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation ("OCC"). The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the "buyer for every seller and the seller for every buyer," with the goal of protecting clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events, as more fully described in the Fund's Statement of Additional Information. Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and subject to the risk that the OCC may fail to perform the settlement of the FLEX Options due to bankruptcy or other adverse reasons. The FLEX Options that the Fund will hold that reference the Underlying ETF will give the Fund the right or the obligation to either receive or deliver shares of the Underlying ETF, or the right or the obligation to either receive or deliver a cash payment on the option expiration date based upon the difference between the Underlying ETF's value and a strike price, depending on whether the option is a put or call option and whether the Fund purchases or sells the option. The FLEX Options held by the Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date. The Fund will generally, under normal conditions, hold FLEX Options for each Outcome Period. The Fund will purchase call options (giving the Fund the right to receive shares of the Underlying ETF or a cash payment) and put options (giving the Fund the right to deliver shares of the Underlying ETF or a cash payment), while simultaneously selling (i.e., writing) call options (giving the Fund the obligation to deliver shares of the Underlying ETF or a cash payment). The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the Fund expects the FLEX Options to be fully covered and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchanges on which the FLEX Options are listed do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts but may charge transaction fees. Each of the FLEX Options purchased and sold throughout the Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Outcome Period. On the Flex Options expiration date, the Fund intends to sell the Flex Options prior to their expiration or cash-settle the Flex Options and use the resulting proceeds to purchase new Flex Options for the next Outcome Period.

The Underlying ETF

The Underlying ETF is an exchange-traded unit investment trust that uses a replication strategy, meaning it invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC ("PDR") serves as the Underlying ETF's sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the S&P 500® Index (the "Index"). See below for a description of the Underlying ETF's principal investment strategies and risks. You can find the Underlying ETF's prospectus and other information about the ETF, including the statement of additional information and most recent reports to shareholders, online at https://us.spdrs.com/en/etf/spdr-sp-500-etf-SPY.

The summary information below regarding the Underlying ETF comes from its filings with the SEC. You are urged to refer to the SEC filings made by the Underlying ETF and to other publicly available information (e.g., the ETF's annual reports) to obtain an understanding of the ETF's business and financial prospects. The following description of the Underlying ETF's principal investment strategies was taken directly from the Underlying ETF's prospectus, dated January 27, 2025 ("SPY" refers to the Underlying ETF; other defined terms have been modified).

"SPY seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index (the "Portfolio"), with the weight of each stock in SPY's Portfolio substantially corresponding to the weight of such stock in the Index. In SPY's prospectus, the term "Portfolio Securities" refers to the common stocks that are actually held by SPY and make up SPY's Portfolio, while the term "Index Securities" refers to the common stocks that are included in the Index, as determined by the index provider, S&P Dow Jones Indices LLC ("S&P"). At any time, SPY's Portfolio will consist of as many of the Index Securities as is practicable. To maintain the correspondence between the composition and weightings of Portfolio Securities and Index Securities, State Street Global Advisors Trust Company (the "Trustee") or its parent company, State Street Bank and Trust Company ("SSBT") adjusts SPY's Portfolio from time to time to conform to periodic changes made by S&P to the identity

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and/or relative weightings of Index Securities in the Index. SPY's Trustee or SSBT aggregates certain of these adjustments and makes changes to SPY's Portfolio at least monthly, or more frequently in the case of significant changes to the Index. SPY may pay transaction costs, such as brokerage commissions, when it buys and sells securities (or "turns over" its Portfolio). Such transaction costs may be higher if there are significant rebalancings of Index Securities in the Index, which may also result in higher taxes when SPY's units are held in a taxable account. These costs, which are not reflected in SPY's estimated annual Trust ordinary operating expenses, affect SPY's performance. During the most recent fiscal year, SPY's portfolio turnover rate was 3% of the average value of its portfolio. SPY's portfolio turnover rate does not include securities received or delivered from processing creations or redemptions of SPY's units. Portfolio turnover will be a function of changes to the Index as well as requirements of SPY's trust agreement. ... Although SPY may fail to own certain Index Securities at any particular time, SPY generally will be substantially invested in Index Securities, which should result in a close correspondence between the performance of the Index and the performance of SPY. ... SPY does not hold or trade futures or swaps and is not a commodity pool... . The Index includes five hundred (500) selected companies, all of which are listed on national stock exchanges and spans a broad range of major industries. ... Since 1968, the Index has been a component of the U.S. Commerce Department's list of Leading Indicators that track key sectors of the U.S. economy. Current information regarding the market value of the Index is available from market information services. The Index is determined, comprised and calculated without regard to SPY."

As of November 11, 2025, the Underlying ETF had significant investments in information technology companies.

Subsequent Outcome Periods

The Fund will alert existing shareholders to the new Cap at the beginning of each new Outcome Period in the following manner:

1.  Approximately one week prior to the end of the current Outcome Period, the Fund will make a sticker filing that will alert existing shareholders that the Outcome Period is approaching its conclusion and disclose the anticipated Cap range for the next Outcome Period. This filing will be mailed to existing shareholders.

2. Following the close of business on the last day of the Outcome Period, the Fund will make a sticker filing that discloses the Fund's Cap for the next Outcome Period. This filing will be mailed to existing shareholders.

3. On the first day of the new Outcome Period, the Fund will file a full prospectus that incorporates the sticker filing from the previous evening which replaces the Caps/dates associated with the previous Outcome Period with the Caps/dates associated with the new Outcome Period. Correspondingly, the Fund will file a revised summary prospectus that reflects such changes.

The information referenced above will also be available on the Fund's website at www.calamos.com.

Changes in 80% policy

The Fund has adopted a non-fundamental operating policy that requires it, under normal circumstances, to invest at least 80% of its net assets (plus borrowings for investment purposes, if any) in investments that provide exposure to the S&P 500® Index. Although this requirement may be changed by the Board of Trustees without shareholder approval, the Fund will notify shareholders in writing at least 60 days prior to any change in its 80% policy.

Non-Principal Investments

Cash Equivalents and Short-Term Investments

The Fund may invest in securities with maturities of less than one year or cash equivalents, or it may hold cash. The percentage of the Fund invested in such holdings varies and depends on several factors, including market conditions. For temporary defensive purposes and during periods of high cash inflows or outflows, the Fund may invest part or all of its assets in these securities or it may hold cash. During such periods, the Fund may not be able to achieve its investment objective. The Fund may adopt a defensive strategy when the portfolio managers believe securities in which such Fund normally invests have elevated risks due to political or economic factors and in other extraordinary circumstances. For more information on eligible short-term investments, see the SAI.

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Illiquid Investments

The Fund may invest up to 15% of its net assets in securities and other instruments that are, at the time of investment, illiquid (determined using the Securities and Exchange Commission's standard applicable to investment companies, i.e., any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). For this purpose, illiquid investments may include, but are not limited to, certain restricted securities (securities the disposition of which is restricted under the federal securities laws), certain securities that may only be resold pursuant to Rule 144A under the Securities Act, and certain repurchase agreements, among others.

Temporary Investments

In response to market, economic, political, or other conditions, the Fund may temporarily invest for defensive purposes that are inconsistent with the Fund's principal investment strategies. If the Fund does so, different factors could affect the Fund's performance, and the Fund may not achieve its investment objective.

Risks of Investing in the Fund

This prospectus describes the risks you may face as an investor in the Fund. It is important to keep in mind that generally, investments with a higher potential reward also have a higher risk of losing money. The reverse is also commonly true: the lower the risk, the lower the potential reward. However, as you consider an investment in the Fund, you should also take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in this investment for a long period of time to ride out down periods.

As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time, and it is possible to lose money. Each risk summarized below is considered a "principal risk" of investing in the Fund, regardless of the order in which it appears.

Principal Risks

Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs, such as the Fund, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

Cap Change Risk. A new Cap is established at the beginning of each Outcome Period and is dependent on prevailing market conditions at the time the Cap is established. Expected dividends of the Underlying ETF, market interest rates, the Underlying ETF's share price relative to the FLEX Options' strike prices, and the "implied volatility" of the Underlying ETF (the expected frequency and magnitude of changes of the Underlying ETF's share price) can impact the Cap the Fund is able to establish at the beginning of each outcome period. Extremely low interest rates (e.g., 0%) may result in a significantly lower Cap. As such, the Cap may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods. Investors should monitor the changes in the Cap for each Outcome Period, information for which will be made available pursuant to the procedure outlined in the Fund's prospectus.

Capital Protection Risk. There can be no guarantee that the Fund will be successful in its strategy to provide protection against 100% of Underlying ETF losses if the Underlying ETF's share price decreases over the duration of the Outcome Period. The Fund's strategy seeks to deliver returns that match those of the Underlying ETF (up to the Cap), while limiting downside losses, if Fund Shares are held at the time at which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Fund Shares after the FLEX Options were entered into or sells Fund Shares prior to the expiration of the FLEX Options, the Capital Protection that the Fund seeks to provide may not be available. If the Outcome Period has begun and the Underlying ETF has increased in value, the Capital Protection will

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not protect any decreases in the value of the Underlying ETF to the extent of such appreciation, and therefore an investor may experience losses from this appreciated value until the Fund reaches its original NAV from the commencement of the Outcome Period. Similarly, if an investor purchases Fund Shares after the commencement of the Outcome period and the Underlying ETF has increased in value, an investor purchasing Shares at that point will not benefit from the Capital Protection until the Underlying ETF's value decreases to its original value at the commencement of the Outcome Period. Accordingly, such investor will not receive the protection that the Fund seeks to provide until the Fund experiences losses that return it to its value at the commencement of the Outcome Period. If the FLEX Options (and therefore the Capital Protection) do not perform as expected, an investor may experience significant losses on its investment, including the loss of its entire investment.

Capped Upside Risk. The Fund's strategy seeks to provide returns that are subject to the Cap. In the event that the Underlying ETF experiences gains in excess of the Cap for the Outcome Period, the Fund will not participate in, and will underperform the Underlying ETF to the extent of, those gains beyond the Cap. The Fund's strategy seeks to deliver returns that match those of the Underlying ETF (up to the Cap), while protecting against the entirety of downside losses of the Underlying ETF, if Fund Shares are held at the time at which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Fund Shares after the FLEX Options were entered into, there may be little or no ability for that investor to experience an investment gain on their Shares (and such investor may be subjected to potential losses between that Fund Share price and the Fund's NAV at the commencement of the Outcome Period). Further, because the FLEX Options are designed to produce returns that match the price return of the Underlying ETF (subject to the Cap) on the last day of the Outcome Period, if an investor sells Fund Shares prior to the expiration date of the FLEX Options such investor may sell at a point where the Fund's performance does not match the performance of the Underlying ETF over the Outcome Period, and therefore may sell at a point where the Fund has underperformed the Underlying ETF.

Cash Holdings Risk. The Fund may invest in cash and cash equivalents for indefinite periods of time when the Fund's investment adviser determines the prevailing market environment warrants doing so. When the Fund holds cash positions, it may lose opportunities to participate in market appreciation, which may result in lower returns than if the Fund had remained fully invested in the market. Furthermore, cash and cash equivalents may generate minimal or no income and could negatively impact the Fund's performance and ability to achieve its investment objective.

Clearing Member Default Risk. Transactions in some types of derivatives, including FLEX Options, are required to be centrally cleared ("cleared derivatives"). In a transaction involving cleared derivatives, the Fund's counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house ("clearing members") can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member's individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its FLEX Options may, in certain circumstances, be used to satisfy losses of other clients of the Fund's clearing member. In addition, although clearing members guarantee performance of their clients' obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member's bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund's behalf, which heightens the risks associated with a clearing member's default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund's ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund's behalf, the Fund may be unable to effectively implement its investment strategy.

Correlation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods, consistent with the Fund's valuation policy. Because a component of the FLEX option's value will be affected by, among other things, changes in the Underlying ETF's share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF's share price and the remaining time until the FLEX Options expire, the value of the

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Fund's FLEX Options positions is not anticipated to increase or decrease at the same rate as the Underlying ETF's share price, and it is possible they may move in different directions, and as a result, the Fund's NAV may not increase or decrease at the same rate as the Underlying ETF's share price. The Fund's strategy is designed to produce the outcomes upon the expiration of the FLEX Options on the last business day of the Outcome Period, and it should not be expected that the outcomes will be provided at any point other than the end of the Outcome Period.

Costs of Buying and Selling Fund Shares. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

Derivatives Risk. Derivatives are instruments, such as futures and forward foreign currency contracts, whose value is derived from that of other assets, rates or indices. Derivatives may be more volatile than other investments and may magnify the Fund's gains or losses. Successful use of derivatives depends upon the level to which prices of the underlying assets correlate with price movements in the derivatives the Fund buys or sells. The Fund could be negatively affected if the change in market value of its securities fails to correlate with the value of derivatives it purchased or sold. The potential lack of a liquid market for a derivative may prevent the Fund from closing its derivatives positions to limit losses or realize profits. Derivatives may be purchased for a fraction of their value and small price movements may result in an immediate and substantial loss to the Fund. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. In addition, derivative instruments are subject to counterparty risk, meaning that the party with whom the Fund enters into the derivatives transaction (e.g., the clearinghouse or the broker holding the Fund's position for a futures contract or the counterparty for a forward contract) may experience a significant credit event and/or may be unwilling or unable to make timely settlement payments or otherwise honor its obligations. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.

Equity Securities Risk. Equity investments are subject to greater fluctuations in market value than other asset classes as a result of such factors as a company's business performance, investor perceptions, stock market trends and general economic conditions.

FLEX Options Risk. Trading FLEX Options involves risks different from, or possibly greater than, the risks associated with investing directly in securities. The Fund may not experience substantial upside participation from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund's FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund Shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund's FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund's Shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection may impact the value of the Fund and whether the Fund can satisfy its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment. The trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.

The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The FLEX Options are also subject to correlation risk, meaning the value of the FLEX Options does not increase or decrease at the same rate as the Underlying ETF (although they generally move in the same direction) or its underlying

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securities. The value of the FLEX Options prior to the expiration date may vary because of factors other than the value of the Underlying ETF, such as interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, a change in the actual and perceived volatility of the stock market and the Underlying ETF and the remaining time to expiration. FLEX Option prices may also be highly volatile and may fluctuate substantially during a short period of time. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options becomes more difficult and the judgment of the Fund's investment adviser (employing the fair value procedures approved by the Board of Trustees of the Trust) may play a greater role in the valuation of the Fund's holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value. Under those circumstances, the value of the FLEX Options will require more reliance on the investment adviser's judgment than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value paid for shares of the Fund.

Investment Timing Risk. An investor who purchases Fund Shares other than on the first day of the options package and/or sells Fund Shares before the options package expires may not experience the 100% downside protection or upside participation in the Underlying ETF. The Fund's downside protection and upside participation of the Underlying ETF may only be available for investors who hold Fund Shares throughout the complete term of the options package. An investor can expect their Fund Shares to move generally in the same direction as the Underlying ETF during the one-year options package. However, Fund Shares may not experience the same price movement as the price movement of the Underlying ETF. During the duration of the option package, there may be periods of significant disparity between the Fund's NAV and the Underlying ETF's price performance. For example, if an investor purchases Fund Shares during an options package period at a time when the Underlying ETF's share price has increased from its price at the beginning of the options package period, the investor may not be 100% protected against Underlying ETF downside losses. In addition, if an investor purchases Fund Shares during an options package period at a time when the Underlying ETF's share price has increased from its price at the beginning of the options package period, that investor's cap will essentially be decreased from the stated Cap by the amount of the increase in the Underlying ETF's value.

Large-Capitalization Investing Risk. Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks. In addition, larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer preferences. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

Liquidity Risk — FLEX Options. In the event that trading in the underlying FLEX Options is limited or absent, the value of the Fund's FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities, including certain non-customized option contracts. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. Additionally, the liquidation of a large number of FLEX Options may more significantly impact the price in a less liquid market. Further, the Fund requires a sufficient number of participants to facilitate the purchase and sale of options on an exchange to provide liquidity to the Fund for its FLEX Option positions. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund's net asset value and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of the Fund Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times

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of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund's portfolio securities and the Fund's market price. This reduced effectiveness could result in Fund Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Fund Shares.

Market Risk. The risk that the securities markets will increase or decrease in value is considered market risk and applies to any security. If there is a general decline in the stock or fixed-income market, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests.

New Fund Risk. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

Non-Diversification Risk. The Fund is classified as "non-diversified" under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Options Risk. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Fund's ability to utilize options successfully will depend on Calamos Advisors' ability to predict pertinent market movements, which cannot be assured.

The Fund's ability to close out its position as a purchaser or seller of an Options Clearing Corporation or exchange-listed put or call option is dependent, in part, upon the liquidity of the options market. If the Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option to realize any profit or the option would expire and become worthless. If the Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security until the option expired. As the writer of a covered call option on a security, the Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call. The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets until the next trading day.

Unless the parties provide for it, there is no central clearing or guaranty function in an over-the-counter option. As a result, if the counterparty fails to make or take delivery of the security or other instrument underlying an over-the-counter option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such counterparty or any guarantor or credit enhancement of the counterparty's credit to determine the likelihood that the terms of the over-the-counter option will be satisfied.

The Fund may also purchase or write over-the-counter put or call options, which involves risks different from, and possibly greater than, the risks associated with exchange-listed put or call options. In some instances, over-the-counter put or call options may expose the Fund to the risk that a counterparty may be unable or unwilling to perform according to a contract, and that any deterioration in a counterparty's creditworthiness could adversely affect the instrument. In addition, the Fund may be exposed to a risk that losses may exceed the amount originally invested.

Premium-Discount Risk. The Fund's Shares may trade above or below their NAV. The market prices of Fund Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Fund Shares on the Exchange. The trading price of Fund Shares may deviate significantly from NAV during periods of market volatility.

Secondary Market Trading Risk. Investors buying or selling Fund Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund Shares. Although the Fund's Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Fund Shares on the Exchange may be halted.

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Additional Information About Investment Strategies and Related Risks

Sector Risk. To the extent the Underlying ETF invests a significant portion of its assets in a particular sector, a greater portion of the Fund's performance may be affected by the general business and economic conditions affecting that sector. Each sector may share economic risk with the broader market, however there may be economic risks specific to each sector. As a result, returns from those sectors may trail returns from the overall stock market and it is possible that the Underlying ETF may underperform the broader market.

Tax Risk. The Fund has elected and intends to qualify each year to be treated as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The federal income tax treatment of the securities in which the Fund may invest, including the Fund's option strategy, may not be clear or may be subject to recharacterization by the Internal Revenue Service. It could be more difficult to comply with the tax requirements applicable to RICs if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the Internal Revenue Service. Any such failure to comply with the rules applicable to RICs could cause the Fund to fail to qualify as such. To qualify and maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published Internal Revenue Service guidance or case law on how to determine the "issuer" of certain derivatives that the Fund will enter into. Based upon the language in the legislative history, the Fund intends to treat the issuer of an equity option as the referenced asset and to treat any income it may derive from an equity option as "qualifying income" under the provisions of the Code applicable to RICs. In the case of FLEX Options, assuming the referenced asset qualifies as a RIC, treating the issuer as the referenced asset would allow the Fund to count the FLEX Options as automatically diversified investments under the RIC diversification requirements. If the income is not qualifying income or the issuer of equity options, including FLEX Options, is not appropriately the referenced asset, the Fund may not qualify, or may be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund's taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

The Fund's investments in offsetting positions with respect to the Underlying ETF may affect the character of gains or losses realized by the Fund under the Code's "straddle" rules and may increase the amount of short-term capital gain realized by the Fund. Certain options the Fund holds may not qualify as "Section 1256 contracts" under Section 1256 of the Code, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

There is a risk that if the offsetting FLEX Options are held by a single person that the IRS may take the position that the FLEX Options, viewed together, should be treated as a single debt instrument for federal tax purposes. The result of such a position would be that the Fund would fail the RIC diversification tests causing the RIC to be taxed as a C corporation, unless certain cure rights based upon reasonable cause may apply. The Fund has obtained an opinion of tax counsel that the FLEX Options should not be collapsed into a single instrument. However, such an opinion is not binding upon the IRS or the courts.

Trading Issues Risk. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange's "circuit breaker" rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund's assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.

Underlying ETF Risk. The Fund invests in FLEX Options that reference an ETF, which subjects the Fund to certain of the risks of owning shares of an ETF as well as the types of instruments in which the Underlying ETF invests. The value of an ETF will fluctuate over time based on fluctuations in the values of the securities held by the ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. In addition, ETFs are subject to absence of an active market risk, premium/discount risk, tracking error risk and trading issues risk. Brokerage, tax and other expenses may negatively impact the performance of the Underlying ETF and, in turn, the value of the Fund's shares. An ETF that tracks an index may not exactly match the performance of the index due to cash drag, differences between the portfolio of the ETF and the components of the index, expenses and other factors.

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Additional Information About Investment Strategies and Related Risks

Valuation Risk. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options and/or LEAPS Options may become more difficult. In market environments where there is reduced availability of reliable objective pricing data, the judgment of Calamos Advisors in determining the fair value of the security may play a greater role. While such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.

The following are non-principal risks that generally apply to the Fund:

Cybersecurity Risk. Investment companies, such as the Fund, and their service providers are exposed to operational and information security risks resulting from cyberattacks, which may result in financial losses to the Fund and its shareholders. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, "ransomware" that renders systems inoperable until ransom is paid, the unauthorized release of confidential information, or various other forms of cybersecurity breaches. Cyber-attacks affecting the Fund, Calamos Advisors, custodian, transfer agent, distributor, market maker, authorized participants, administrator, intermediaries, trading counterparties, and other third-party service providers may adversely impact the Fund or the companies in which the Fund invests, causing the Fund's investments to lose value or to prevent a shareholder redemption or purchase from clearing in a timely manner. The use of artificial intelligence could exacerbate these risks.

Investment Management Risk. Whether the Fund achieves its investment objective(s) is significantly impacted by whether the Adviser is able to choose suitable investments for the Fund.

Market Disruption Risk. Certain events have a disruptive effect on securities markets, including but not limited to, terrorist attacks, war and other geopolitical events or catastrophes. The Adviser cannot predict the effect of similar events in the future on the U.S. or foreign economies. Certain securities such as high yield and equity securities tend to be impacted more by these events than other types of securities in terms of price and volatility.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund's ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Recent Market Events. Since the 2008 financial crisis, financial markets throughout the world have experienced periods of increased volatility, depressed valuations, decreased liquidity and heightened uncertainty and turmoil. This turmoil resulted in unusual and extreme volatility in the equity and debt markets, in the prices of individual securities and in the world economy. Events that have contributed to these market conditions include, but are not limited to, major cybersecurity events, geopolitical events (such as wars, terror attacks, natural or environmental disasters, country instability, and public health emergencies), measures to address budget deficits, downgrading of sovereign debt, dramatic changes in currency exchange rates, and public sentiment.

In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time. Economic, financial or political events, trading and tariff arrangements, terrorism, natural disasters, rapid technological developments, such as artificial intelligence, and other circumstances in one country or region could have profound impacts on global economies or markets. Widespread disease and virus epidemics and pandemics, such as the coronavirus outbreak, could likewise be highly disruptive, adversely affecting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments.

Portfolio security holdings disclosure

A description of the Fund's policies and procedures in connection with the disclosure of portfolio security holdings of the Fund are available in the SAI and on the Fund's website, www.calamos.com.

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Fund Facts

Who manages the Fund?

Investment Adviser

The Fund is advised by Calamos Advisors LLC ("Calamos Advisors" or the "Advisor"), 2020 Calamos Court, Naperville, Illinois 60563. Calamos Advisors, an investment adviser registered with the SEC effective May 29, 1987, is a wholly owned subsidiary of Calamos Investments LLC ("CILLC"). CILLC's assets under management as of December 31, 2024, were $40 billion ($38 billion of which represented Calamos Advisors' assets under management). Calamos Asset Management, Inc. ("CAM") is the sole manager of CILLC. As of July 31, 2025, approximately 22.4% of the outstanding interests of CILLC was owned by CAM, 77.72% by Calamos Partners LLC ("CPL"), and 0.04% by Calamos Equity Partners LLC ("CEP"). CAM is owned by John P. Calamos, Sr. and John S. Koudounis. CPL is owned by Calamos Family Partners, Inc. ("CFP") and John S. Koudounis. CFP is beneficially owned by members of the Calamos family, including John P. Calamos, Sr. CEP is owned by John S. Koudounis and Daniel L. Dufresne.

Subject to the overall authority of the Board of Trustees, Calamos Advisors provides continuous investment supervision and management to the Fund under a management agreement and also furnishes office space, equipment and management personnel. For these services, the Fund pays Calamos Advisors a fee based on its average daily net assets, which is accrued daily and paid on a quarterly basis. The Fund will pay fees (before any reimbursement) under the management agreement in the following amounts as a percentage of its average net assets:

ETF	FEES
Calamos S&P 500® Structured Alt Protection ETF® — July	0.69%

Out of this management fee, Calamos Advisors pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other service and license fees, except for distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, acquired fund fees and expenses, brokerage commissions and other expenses connected with the execution of portfolio transactions, taxes, interest, and extraordinary expenses.

At a meeting held on June 24, 2025, the Board of Trustees approved the Investment Management Agreement for the Fund. A discussion regarding the basis for the Board's approval of the Investment Management Agreement on behalf of the Fund is included in the Fund's Form N-CSR for the fiscal year ended July 31, 2025.

Portfolio Managers

David O'Donohue. David O'Donohue joined Calamos Advisors in August 2014 and has been a Sr. Co-Portfolio manager (since February 2024) and Co-Head of Alternative Strategies (since July 2024) and was a Co-Portfolio Manager from September 2015 through January 2024. Between March 2013 and August 2014, he was a Trader at Forty4 Asset Management LLC/Hard8 Futures LLC. Prior thereto, Mr. O'Donohue was a Portfolio Manager at Chicago Fundamental Investment Partners LLC from February 2009 to November 2012.

Jimmy Young. Jimmy Young joined Calamos Advisors in June 2003 and has been a Co-Portfolio Manager since February 2019. Between February 2018 and February 2019, he was an Assistant Portfolio Manager. Prior thereto, he was a senior strategy analyst from September 2015 to February 2018. Between July 2013 and August 2015, he was a strategy analyst.

Eli Pars. Eli Pars joined Calamos Advisors in May 2013 and has been Co-CIO, Co-Head of Alternative Strategies (since July 2024; previously served as Head of Alternative Strategies from September 2015 to June 2024) and Co-Head of Convertible Strategies, as well as a Senior Co-Portfolio Manager since September 2015. Between May 2013 and September 2015, he was a Co-Portfolio Manager. Previously, he was a Portfolio Manager at Chicago Fundamental Investment Partners from February 2009 until November 2012.

Jason Hill. Jason Hill joined Calamos Advisors in March 2004 and has been a Sr. Co-Portfolio Manager since February 2024 and was a Co-Portfolio Manager from June 2014 through January 2024. Between August 2013 and June 2014, he was a Senior Strategy Analyst. Previously, he was a Portfolio Administrator.

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Fund Facts

Anthony Vecchiolla. Anthony Vecchiolla joined Calamos Advisors in May 2014 and since February 2023 has been Co-Portfolio Manager. Previously, he was Research Associate from May 2014 to August 2015, Research Analyst September 2015 to February 2020, Senior Research Analyst from February 2020 to February 2021, and Assistant Portfolio Manager from February 2021 to January 2023.

Jordan Rosenfeld. Jordan Rosenfeld joined Calamos Advisors in April 2025 and is a Co-Portfolio Manager. Between June 2018 to March 2025, Mr. Rosenfeld was a Senior Director and Portfolio Manager at Milliman, where he was responsible for managing derivatives strategies in exchange-traded funds, mutual funds, and unit investment trusts. Previously, he was a Trader at Gelber Group from January 2016 to December 2017.

The Fund's SAI provides additional information about each portfolio manager, including other accounts they manage, their ownership in the Calamos Family of Funds and their compensation.

Management Approach

Calamos Advisors employs a "team of teams" approach to portfolio management, led by the Global CIO and our CIO team consisting of 5 Co-CIOs with specialized areas of investment expertise. The Global CIO and Co-CIO team are responsible for oversight of investment team resources, investment processes, performance and risk. As heads of investment verticals, Co-CIOs manage investment team members and, along with Co-Portfolio Managers and Associate Portfolio Managers, have day-to-day portfolio oversight and construction responsibilities of their respective investment strategies. While investment research professionals within each Co-CIO's team are assigned specific strategy responsibilities, they also provide support to other investment team verticals, creating deeper insights across a wider range of investment strategies. The combination of specialized investment teams with cross-team collaboration results in what we call our team of teams approach.

This team of teams approach is further reflected in the composition of Calamos Advisors' Investment Committee, made up of the Global CIO, the Co-CIO team, and the Global Head of Trading. Other members of the investment team participate in Investment Committee meetings in connection with specific investment related issues or topics as deemed appropriate.

The structure and composition of the Investment Committee results in a number of benefits, as it:

•  Leads to broader perspective on investment decisions: multiple viewpoints and areas of expertise feed into consensus;

•  Promotes collaboration between teams; and

•  Functions as a think tank with the goal of identifying ways to outperform the market on a risk-adjusted basis.

The objectives of the Investment Committee are to:

•  Form the firm's top-down macro view, market direction, asset allocation, and sector/country positioning.

•  Establish firm-wide secular and cyclical themes for review.

•  Review firm-wide and portfolio risk metrics, recommending changes where appropriate.

•  Review firm-wide, portfolio and individual security liquidity constraints.

•  Evaluate firm-wide and portfolio investment performance.

•  Evaluate firm-wide and portfolio hedging policies and execution.

•  Evaluate enhancements to the overall investment process.

How to Buy and Sell Shares

Fund Shares are listed for secondary trading on the Exchange under the symbol CPSJ and individual Fund Shares may only be purchased and sold in the secondary market through a broker-dealer. The Exchange and secondary markets are closed on weekends and also are generally closed on the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Exchange may close early on the business day before certain holidays and on the day after Thanksgiving Day. Exchange holiday schedules are subject to change without notice. If you buy or sell Fund Shares in the secondary market, you will pay the

CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® — JULY
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Fund Facts

secondary market price for Fund Shares. In addition, you may incur customary brokerage commissions and charges and may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

The trading prices of Fund Shares will fluctuate continuously throughout trading hours based on market supply and demand rather than the relevant Fund's net asset value, which is calculated at the end of each business day. Fund Shares will trade on the Exchange at prices that may be above (i.e., at a premium) or below (i.e., at a discount), to varying degrees, the daily net asset value of Fund Shares. The trading prices of Fund Shares may deviate significantly from the Fund's net asset value during periods of market volatility. Given, however, that Fund Shares can be issued and redeemed daily in Creation Units, the Adviser believes that large discounts and premiums to net asset value should not be sustained over long periods.

Authorized Participants may acquire shares directly from the Fund, and Authorized Participants may tender their shares for redemption directly to the Fund, at NAV per share only in Creation Units. Purchases and redemptions directly with the Fund must follow the Fund's procedures, which are described in the SAI.

The Fund may liquidate and terminate at any time without shareholder approval.

Book Entry

Fund Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding Shares of the Fund and is recognized as the owner of all Shares for all purposes.

Investors owning Fund Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Fund Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Fund Shares, you are not entitled to receive physical delivery of stock certificates or to have Fund Shares registered in your name, and you are not considered a registered owner of Fund Shares. Therefore, to exercise any right as an owner of Fund Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or "street name" form.

Fund Share Trading Prices

The trading prices of Shares of the Fund on the Exchange may differ from the Fund's daily NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of Shares of the Fund.

The approximate value of Shares of the Fund, an amount representing on a per share basis the sum of the current market price of the cash or securities, as applicable, accepted by the Fund in exchange for Shares of the Fund and an estimated cash component, if any, is disseminated every 15 seconds throughout the trading day through the facilities of the Consolidated Tape Association. This approximate value should not be viewed as a "real-time" update of the NAV per Share of the Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The Fund is not involved in, or responsible for, the calculation or dissemination of the approximate value of the Fund Shares and the Fund does not make any warranty as to its accuracy.

Frequent Purchases and Redemptions of Fund Shares

Shares of the Fund may be purchased and redeemed directly from the Fund only in Creation Units by Authorized Participants. The vast majority of trading in Shares of the Fund occurs on the secondary market, and does not involve the Fund directly. In-kind purchases and redemptions of Creation Units by Authorized Participants and cash trades on the secondary market are unlikely to cause many of the harmful effects of frequent purchases and/or redemptions of Fund Shares. Cash purchases and/or redemptions of Creation Units, however, can result in disruption of portfolio management, dilution to the Fund and increased transaction costs, which could negatively impact the Fund's ability to achieve its investment objective, and may lead to the realization of capital gains. These consequences may increase as the frequency of cash purchases and redemptions of Creation Units by Authorized Participants increases. However, direct trading by Authorized Participants is critical to ensuring that Fund Shares trade at or close to NAV.

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Fund Facts

The Fund impose no restrictions on the frequency of purchases and redemptions ("market timing"). To minimize these potential consequences of frequent purchases and redemptions of Fund Shares, the Fund employs fair valuation pricing, and imposes transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs the Fund incurs in effecting trades. In addition, the Adviser monitors trades by Authorized Participants for patterns of abusive trading and the Fund reserves the right to not accept orders from Authorized Participants that the Adviser has determined may be disruptive to the management of the Fund, or otherwise are not in the best interests of the Fund. For these reasons, the Board has not adopted policies and procedures with respect to frequent purchases and redemptions of Fund Shares. The Trust's policies and procedures regarding frequent purchases and redemptions may be modified by the Board of Trustees at any time.

The Trust's policies and procedures prohibit the practice of any officer or employee of the Trust, a Trust investment adviser (including any sub-adviser), the distributor, custodian, or transfer agent, or other affiliated person of the Trust placing orders to purchase or redeem shares of a series of the Trust after the designated time as of which the Fund calculates its NAV (i.e., "late trading").

Distribution and Service Plan

The Fund has adopted a distribution and service plan ("Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services ("Service Providers"). If a Service Provider provides such services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Fund, however, and there are no current plans to impose these fees. In the event Rule 12b-1 fees are charged, over time they would increase the cost of an investment in the Fund because they would be paid on an ongoing basis.

Fund Website and Disclosure of Portfolio Holdings

The Trust maintains a website for the Fund at www.calamos.com. Among other things, this website includes this Prospectus and the SAI, and will include the Fund's holdings, the Fund's last annual and semi-annual reports (when available), pricing information about Fund Shares trading on the Exchange, daily NAV calculations and a historical comparison of the trading prices to NAV.

Each day the Fund is open for business, the Trust publicly disseminates the Fund's full portfolio holdings as of the close of the previous day through its website at www.calamos.com. A description of the Trust's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the Fund's SAI.

Dividends, Other Distributions and Taxes

Fund Distributions

The Fund distributes its net realized capital gains, if any, to shareholders annually. Ordinarily, dividends from net investment income, if any, are declared and paid at least annually by the Fund.

Distributions in cash may be reinvested automatically in additional whole Fund Shares only if the broker through whom you purchased Fund Shares makes such option available. The Fund realizes capital gains or losses whenever it sells securities. Net long-term capital gains are distributed to shareholders as "capital gain dividends."

Brokers may make available to their customers who own Fund Shares the DTC book-entry dividend reinvestment service. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require Fund shareholders to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and net realized gains will be automatically reinvested in additional whole Fund Shares of the Fund purchased in the secondary market. Without this service, investors would receive their distributions in cash.

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Fund Facts

Taxes

As with any investment, you should consider how your investment in Fund Shares will be taxed. The tax information in this prospectus is provided only as general information. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. However, with respect to certain tax issues, the summaries describe the general tax treatment of certain distributions made to corporations and non-U.S. persons. In addition, this section does not describe your state, local or non-U.S. tax consequences. You should consult your own tax advisor about the tax consequences of an investment in Fund Shares.

Fund distributions to you and the sale or redemption of your Fund Shares will have tax consequences to you. Such consequences may be different if you hold your Fund Shares through a tax-exempt entity or tax-advantaged retirement account, such as an individual retirement account or 401(k) plan.

The Fund has elected to be treated, and intends to qualify each year, as a regulated investment company (a "RIC") under the Code. As a RIC, the Fund is generally not subject to corporate-level U.S. federal income tax on any net ordinary income or capital gains that are timely distributed to shareholders. However, the Fund's failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in corporate-level taxation and, consequently, a reduction in amounts available for distribution to shareholders.

The Fund may enter into option agreements with the same counterparty but has taken the position that the option agreements are separate agreements. Under general tax principles, the Fund would not accrue income on separate option agreements during the term of the agreements. However, if the agreements are treated as one agreement, the Fund might be required to accrue income and make annual distributions of income. If the Fund is required to accrue income, but does not distribute the income to shareholders, the Fund may fail to qualify as a RIC. In addition, if the agreements are treated as one agreement, the Fund may fail either or both of the RIC income and diversification tests.

For purposes of the diversification tests, the identification of the issuer (or, in some cases, issuers) of a particular investment can depend on the terms and conditions of such investment. In particular, there is no published Internal Revenue Service guidance or case law on how to determine the "issuer" of various derivatives that the Fund may enter into. Therefore, there is a risk that the Fund will not meet the Code's diversification requirements and will not qualify, or will be disqualified, as a RIC.

Taxes on Distributions

Distributions by the Fund generally are taxable to you as ordinary income or capital gains. Distributions are subject to federal income tax, whether received in cash or reinvested in additional Fund Shares or shares of another fund, and may be subject to state or local taxes. Distributions of the Fund's "investment company taxable income" generally will be taxable as ordinary income to the extent of the Fund's current or accumulated earnings and profits. Notwithstanding the foregoing, distributions that are attributable to "qualified dividends" received by the Fund may be eligible to be taxed at long-term capital gains rates, as long as the Fund and the shareholder meet certain holding period requirements. It is not anticipated that the Fund will have qualified dividend income.

Distributions of the Fund's net capital gain that are properly reported by the Fund as "capital gain dividends" will generally be taxable to you as long-term capital gains, currently at a maximum rate of 20%, regardless of your holding period in the Fund's Shares. The Fund's option strategy is likely to reduce the amount of dividends that might otherwise qualify as capital gains dividends. Distributions in excess of the Fund's current and accumulated earnings and profits first will reduce your adjusted tax basis in your Fund Shares and, after the adjusted basis is reduced to zero, will constitute capital gain. Such capital gain will be long-term capital gain and thus, will be taxed at a maximum rate of 20%, if the distributions are attributable to Fund Shares that you have held for more than one year.

Certain non-corporate taxpayers will also be subject to a 3.8% U.S. federal Medicare contribution tax with respect to the lesser of (1) their "net investment income" or (2) the excess of their "modified adjusted gross income" over a threshold amount ($200,000 for single taxpayers and $250,000 for taxpayers who are married and filing jointly).

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Fund Facts

Corporate shareholders of the Fund are generally eligible for a dividends-received deduction with respect to ordinary income dividends (but not capital gain dividends) properly designated as eligible for such deduction by the Fund, as long as the Fund and the corporate shareholder meet certain holding period and other requirements. It is not anticipated that the Fund will make distributions eligible for the dividend-received deduction.

Under a dividend reinvestment service, you may have the option to have all cash distributions automatically reinvested in additional Fund Shares. Any distributions reinvested under such a service will nevertheless be taxable to you as described above.

You will have an adjusted basis in the additional Fund Shares purchased through such a reinvestment service equal to the amount of the reinvested distribution plus the amount of any fees charged for the transaction. The additional Fund Shares will have a holding period commencing on the day following the day on which they are credited to your account.

A distribution will reduce the Fund's NAV per Share and generally will be taxable to you as ordinary income or capital gain even if it is paid from income or gains earned by the Fund before you invested in the Fund. From an investment standpoint, such a distribution constitutes a return of capital. However, from a tax standpoint, it constitutes taxable income. In general, distributions are subject to federal income tax as of the date of payment. However, distributions paid in January will be treated as paid on December 31 of the prior year if they were declared and payable to shareholders of record on a date in October, November or December of the prior year.

The Fund's transactions in derivatives, as well as any of its hedging, short sale, securities loan or similar transactions may be subject to one or more special tax rules. These rules may affect whether gains and losses recognized by the Fund are treated as ordinary or capital, accelerate the recognition of income or gains to the Fund, defer losses to the Fund, and cause adjustments in the holding periods of the Fund's securities, thereby affecting whether capital gains and losses are treated as short-term or long-term. These rules could therefore affect the amount, timing and/or character of distributions to shareholders and thus taxes payable by shareholders.

The FLEX Options included in the Fund's portfolio are exchange-traded options. Under Section 1256 of the Code, certain types of exchange-traded options are treated as if they were sold (i.e., "marked to market") at the end of each year. The Fund does not believe that some of the positions in FLEX Options held by the Fund will be subject to Section 1256, which means that the positions will not be marked to market, but the positions will be subject to the straddle rules.

The straddle rules may affect the character of gains (or losses) realized by the Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that the Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

The tax consequences of straddle transactions to the Fund are not entirely clear in all situations under currently available authority. The straddle rules may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to U.S. shareholders in a non-liquidating distribution. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, if the Fund makes a non-liquidating distribution of its short-term capital gain, the amount which must be distributed to U.S. shareholders as ordinary income may be increased substantially as compared to the Fund that did not engage in such transactions.

You may be subject to federal back-up withholding tax, if you do not provide the Fund with a taxpayer identification number (for an individual, a social security number) and make other required certifications, or the Internal Revenue Service informs the Fund that your tax identification number is incorrect. Backup withholding is not an additional tax. You may claim the amount withheld as a credit on your federal income tax return, provided you furnish the appropriate information to the Internal Revenue Service.

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Fund Facts

Taxes When Shares are Sold

Any capital gain or loss realized upon a sale of Fund Shares is generally treated as long-term capital gain or loss if you have held the Fund Shares for more than one year and as short-term capital gain or loss if you have held the Fund Shares for one year or less. The ability to deduct capital losses realized on a sale of Fund Shares may be limited.

Taxes on Purchase and Redemption of Creation Units

An Authorized Participant that exchanges equity securities for Creation Units will generally recognize a gain or a loss on the exchange. Any such gain or loss will be equal to the difference between the market value of the Creation Units at the time of the exchange, plus (or minus) the cash amount received (or paid), and such Authorized Participant's aggregate basis in the securities surrendered. A person who redeems Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the aggregate market value of the securities received plus (or minus) any cash received (or paid), and such person's basis in the Creation Units redeemed. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in the Authorized Participant's economic position with respect to such Creation Units. Persons exchanging securities should consult their own tax advisor with respect to the applicability of the wash sale rules and the availability and timing of a deduction for any loss. In addition, when a regulated investment company redeems a shareholder in kind, the regulated investment company generally is not required to recognize taxable gains in respect of the portfolio securities it distributes to the redeeming shareholder. However, the Fund may be required to recognize taxable gain on the distribution of certain securities, and the Internal Revenue Service may assert that the Fund must recognize taxable gain in respect of certain other securities that the Fund distributes to a shareholder in exchange for Creation Units, which may increase the amount of taxable gains that the Fund would otherwise be required to distribute in order to maintain its qualification as a regulated investment company and avoid the Fund-level tax.

Any capital gain or loss realized upon a redemption of Creation Units is generally treated as long-term capital gain or loss if the Creation Units have been held for more than one year and as short-term capital gain or loss if the Creation Units have been held for one year or less. If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Fund Shares you purchased or sold and at what price.

Authorized Participants that are dealers may be subject to special tax rules and should consult their own tax advisors regarding the tax consequences of purchasing and redeeming Creation Units in their capacity as dealers.

Treatment of Fund Expenses

Expenses incurred and deducted by the Fund will generally not be treated as income taxable to you.

Non-U.S. Investors

If you are a non-U.S. investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you should be aware that, generally, subject to applicable tax treaties, distributions from the Fund will be characterized as dividends for U.S. federal income tax purposes (other than dividends which the Fund properly reports as capital gain dividends) and will be subject to U.S. federal income taxes, including withholding taxes, subject to certain exceptions described below. However, distributions received by a non-U.S. investor from the Fund that are properly reported by the Fund as capital gain dividends may not be subject to U.S. federal income taxes, including withholding taxes, provided that the Fund makes certain elections and certain other conditions are met. The Fund's option strategy is likely to reduce the amount of distributions otherwise eligible to be capital gains dividends.

Distributions may be subject to a U.S. withholding tax of 30% in the case of distributions to (i) certain non-U.S. financial institutions that have not entered into an agreement with the U.S. Treasury to collect and disclose certain information and are not resident in a jurisdiction that has entered into such an agreement with the U.S. Treasury and (ii) certain other non-U.S. entities that do not provide certain certifications and information about the entity's U.S. owners. The Internal Revenue Service and the Department of Treasury have issued proposed regulations providing that these withholding rules will not be applicable to the gross proceeds of share redemptions or capital gains dividends that the Fund pays.

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Fund Facts

Other Tax Matters

The foregoing is only a summary of certain federal income tax considerations of investing in the Fund under current law, which is subject to change in the future. Shareholders who are not U.S. persons within the meaning of the Code, such as non-resident aliens, foreign trusts or estates, or foreign corporations or partnerships may be subject to different U.S. federal income tax treatment.

You may also be subject to state and local taxes on distributions paid by the Fund, and sales and redemptions of Fund Shares. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific tax situation. More information about taxes can be found in the Fund's SAI.

Net Asset Value

The NAV of shares is determined at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on each day the New York Stock Exchange ("NYSE") is open. NAV is computed by determining the aggregate market value of all assets of the Fund, less its liabilities, divided by the total number of shares outstanding (assets-liabilities)/number of shares = NAV). The NYSE is closed on weekends and New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV takes into account the expenses and fees of the Fund, including management, administration, and distribution fees, which are accrued daily. The determination of NAV for the Fund for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received by the Fund (or an authorized broker or agent, or its authorized designee) before the close of trading on the NYSE on that day.

Generally, securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") National Market System for which market quotations are readily available shall be valued using the NASDAQ official closing price. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Futures, swaps and options contracts listed for trading on a futures or options exchange or board of trade for which market quotations are generally available are valued at the last quoted sale price, or, in the absence of a sale, at the mean of the last bid and ask price. Total return swaps on exchange-listed securities are valued at the last quoted sale price, or, in the absence of a sale, at the mean of the last bid and ask price.

Securities held by the Fund are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Board of Trustees ("Valuation Procedures"). If market quotations are not readily available, securities or other assets will be valued at their fair value as determined in good faith by the Adviser in accordance with procedures approved by the Board and evaluated by the Board as to the reliability of the fair value method used. In these cases, the Fund's NAV will reflect certain portfolio securities' fair values rather than their market prices. Fair value pricing involves subjective judgments, and it is possible that the fair value determined for a security or other asset may be materially different than the value that could be realized upon the sale of that security or other asset. The fair value prices can differ from market prices. The Board of Trustees has designated Calamos Advisors as "valuation designee" for the Fund. The valuation designee is responsible for determining the value of the Fund's investments. The designee may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to ensure the process produces reliable results.

The Fund may use independent pricing services to assist in calculating the value of the Fund's securities or other assets.

CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® — JULY
36

Fund Facts

With respect to any portion of the Fund's assets that are invested in one or more open-end management investment companies registered under the 1940 Act, the Fund's net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

Fund Service Providers

State Street Bank and Trust Company ("State Street"), located at One Congress Street, Suite 1, Boston, Massachusetts 02114-2016, serves as the Fund's administrator, custodian, fund accounting and transfer agent.

Calamos Financial Services LLC ("CFS"), located at 2020 Calamos Court, Naperville, Illinois 60563, serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in Fund Shares.

Ropes & Gray LLP, located at 191 North Wacker Drive, 32nd Floor, Chicago, IL 60606, serves as legal counsel to the Trust.

Premium/Discount Information

Information showing the number of days the market price of the Fund Shares was greater (at a premium) and less (at a discount) than the Fund's NAV for the most recently completed calendar year, and the most recently completed calendar quarters since that year (or the life of the Fund, if shorter), is available at www.calamos.com.

Investments by Other Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including Fund Shares. The SEC adopted Rule 12d1-4 under the 1940 Act on November 19, 2020, which became effective January 19, 2021. The Fund is required to comply with the conditions of Rule 12d1-4, which allows, subject to certain conditions, the Fund to invest in other registered investment companies and other registered investment companies to invest in the Fund beyond the limits contained in Section 12(d)(1) of the 1940 Act.

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Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance during the periods indicated below. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's financial statements, are included in the SAI, which is available upon request.

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year were as follows:

	Year Ended July 31,	July 1, 2024• through July 31,
	2025	2024
Per share operating performance
Net asset value, beginning of year	$24.28	$23.96
Income from investment operations:
Net investment income (loss)(a)	(0.17)	(0.01)
Net realized and unrealized gain (loss)	2.13	0.33
Total from investment operations	1.96	0.32
Less distributions to common shareholders from:
Net investment income	—	—
Total distributions	—	—
Net asset value, end of year	$26.24	$24.28
Total return applicable to common shareholders
Total investment return based on:
Net asset value(b)	8.03%	1.34%
Ratios to average net assets applicable to common shareholders
Net expenses	0.69%	0.69	%(c)
Net investment income (loss)	(0.68%)	(0.68	%)(c)
Supplemental data
Net assets applicable to common shareholders, end of year (000)	$43,289	$30,348
Portfolio turnover rate(d)(e)	0%	0%

  •  Commencement of operations.

  (a)  Net investment income (loss) allocated based on average shares method.

  (b)  Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

  (c)  Annualized.

  (d)  Not annualized.

  (e)  Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

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Other Information

Continuous Offering

The method by which Creation Units of Fund Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of Fund Shares are issued and sold by the Fund on an ongoing basis, a "distribution," as such term is used in the Securities Act of 1933, as amended (the "Securities Act"), may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirements and liability provisions of the Securities Act. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Fund Shares and sells the Fund Shares directly to customers or if it chooses to couple the creation of a supply of new Fund Shares with an active selling effort involving solicitation of secondary market demand for Fund Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in Fund Shares, whether or not participating in the distribution of Fund Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not "underwriters" but are participating in a distribution (as contrasted with engaging in ordinary secondary market transactions) and thus dealing with the Fund Shares that are part of an overallotment within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national exchange.

Disclaimer

The "S&P 500®" is a product of S&P Dow Jones Indices LLC or its affiliates ("SPDJI") and has been licensed for use by Calamos Advisors LLC ("Calamos Advisors"). S&P®, S&P 500®, SPX®, SPY®, US 500TM, The 500TM, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates ("S&P"); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"). It is not possible to invest directly in an index. The Fund is not sponsored or sold by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, "S&P Dow Jones Indices"). S&P Dow Jones Indices do not make any representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500® Index to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices' only relationship to Calamos Advisors with respect to the S&P 500® Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P 500® Index is determined, composed and calculated by S&P Dow Jones Indices without regard to Calamos Advisors or the Fund. S&P Dow Jones Indices have no obligation to take the needs of Calamos Advisors or the owners of the Fund into consideration in determining, composing or calculating the S&P 500® Index. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the Fund. There is no assurance that investment products based on the S&P 500® Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment adviser, commodity trading advisor, commodity pool operator, broker dealer, fiduciary, promoter" (as defined in the Investment Company Act of 1940, as amended), "expert" as enumerated within 15 U.S.C. § 77k(a) or tax advisor. Inclusion of a security, commodity, crypto currency or other asset within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, commodity, crypto currency or other asset, nor is it considered to be investment advice or commodity trading advice.

NEITHER S&P DOW JONES INDICES NOR THIRD PARTY LICENSOR GUARANTEES THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P 500® INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND

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Other Information

EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY CALAMOS ADVISORS, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500® INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBLITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. S&P DOW JONES INDICES HAS NOT REVIEWED, PREPARED AND/OR CERTIFIED ANY PORTION OF, NOR DOES S&P DOW JONES INDICES HAVE ANY CONTROL OVER, THE LICENSEE PRODUCT REGISTRATION STATEMENT, PROSPECTUS OR OTHER OFFERING MATERIALS. THERE ARE NO THIRD-PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND CALAMOS ADVISORS, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

Summary of Certain Provisions of the Second Amended and Restated Trust Instrument

The summary below is a synopsis of certain provisions contained in the Trust's Second Amended and Restated Trust Instrument (the "Trust Instrument"). Shareholders should refer to the Trust Instrument for further information. Defined terms have the meanings contained in the Trust Instrument.

Derivative Actions

The Second Amended and Restated Trust Instrument (the "Trust Instrument") requires, within Section 9 of Article IV, that before bringing any derivative action on behalf of the Fund, Shareholders must have made a written demand to the Board of Trustees requesting that they cause the Trust or affected Series or Class, as applicable, to file the action itself.

In order to warrant consideration, any such written demand must include at least the following:

(1)  a detailed description of the action or failure to act complained of and the facts upon which each such allegation is made;

(2)  a statement to the effect that the complaining Shareholders believe that they will fairly and adequately represent the interests of similarly situated Shareholders in enforcing the right of the Trust or the affected Series or Class, as applicable and an explanation of why the complaining Shareholders believe that to be the case;

(3)  a certification that the following requirements have been met, as well as information reasonably designed to allow the Trustees to verify that certification:

(a)  each complaining Shareholder was a Shareholder of the Trust or the affected Series or Class, as applicable, at the time of the action or failure to act complained of, or acquired the Shares afterwards by operation of law from a Person who was a Shareholder at that time; and

(b)  each complaining Shareholder was a Shareholder of the Trust or the affected Series or Class, as applicable, as of the time the demand required by Section 9 of Article IV was made; and

(4)  a certification that each complaining Shareholder will be a Shareholder of the Trust or the affected Series or Class, as applicable as of the commencement of the derivative action.

The Trust Instrument further provides that at least 10% of the Shareholders of the Trust or the affected Series or Class, as applicable, must join in bringing the derivative action. This provision does not apply to claims brought under the federal securities laws.

The Trust Instrument also provides that a copy of the derivative complaint must be served on the Trust, assuming the requirements described above have already been met and the derivative action has not been barred as further described in the Trust Instrument.

Forum and Waiver of Jury Trial

Section 10 of Article X of the Trust Instrument outlines which shareholder actions must be brought in state court and which must be brought in federal court. This section states in particular that, unless the Trust consents in writing to the selection of an alternative forum, the Federal District Courts of the United States of America shall be the sole and exclusive forum for the resolution of any complaint asserting a cause of action arising under any federal securities law. This provision may increase

CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® — JULY
40

Other Information

costs for a shareholder to bring a claim or may limit a shareholder's ability to bring a claim in a judicial forum that they find more convenient or favorable. While the enforceability of the exclusive forum provisions may be challenged, this section also provides that if any provisions of Section 10 shall be held to be invalid, illegal or unenforceable, the validity, legality and enforceability of the remaining portions will still apply.

Section 10 of Article X of the Trust Instrument also states that shareholders and all other such persons bringing any such suit, action, or proceeding in the Superior Court in the State of Delaware waive the right to a trial by jury to the fullest extent permitted by law.

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For more detailed information on the Fund, several additional sources of information are available to you. The Fund's SAI, incorporated by reference into this prospectus, contains detailed information on the Fund's policies and operation. Additional information about the Fund's investments is available in the annual and semi-annual reports to shareholders and in Form N-CSR. In the Fund's annual reports, you will find a discussion of the market conditions and investment strategies that significantly impacted the Fund's performance during the last fiscal year. In Form N-CSR, you will find the Fund's annual and semi-annual financial statements. The Fund's most recent SAI, annual or semi-annual reports and certain other information are available free of charge by calling the Fund at (866) 363-9219, on the Fund's website at www.calamos.com or through your financial advisor. Shareholders may call the toll-free number above with any inquiries.

You may obtain this and other information regarding the Fund, including the SAI and Codes of Ethics adopted by the Adviser, Distributor and the Trust, directly from the SEC. Information on the SEC's website is free of charge. Visit the SEC's on-line EDGAR database at http://www.sec.gov. You may also request information regarding the Fund by sending a request (along with a duplication fee) to the SEC by sending an electronic request to publicinfo@sec.gov.

Calamos S&P 500® Structured Alt Protection ETF® — July

2020 Calamos Court
Naperville, IL 60563-2787
866.363.9219

www.calamos.com

SEC File
#811-22887

CPSJSTAPRO 112825

Fund Name	Ticker	Exchange
Calamos S&P 500® Structured Alt Protection ETF® — August	CPSA	NYSE Arca

Prospectus November 28, 2025

The fund listed above (the "Fund") is a series of the Calamos ETF Trust (the "Trust") and an exchange-traded fund ("ETF"). The Fund lists and principally trades its shares on the NYSE Arca, Inc. ("NYSE Arca" or the "Exchange").

The U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

As described in more detail in the Fund's summary, the Fund seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the SPDR® S&P 500® ETF Trust ("Underlying ETF") up to a predetermined upside cap (the "Cap"), while protecting against 100% of the Underlying ETF's losses (before fees and expenses), over a period of approximately one-year (the "Outcome Period").

•  Upside Cap: A pre-determined upside return Cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Outcome Period. The Cap is determined before fees and expenses. The Cap is expected to change at the beginning of each new Outcome Period.

•  Capital Protection: Represents downside protection target equal to 100% of losses (before fees and expenses) of the Underlying ETF, over the Outcome Period. There is no guarantee the Fund will be successful in providing the sought-after downside protection.

•  Outcome Period: The approximate one-year period over which the Fund seeks to produce the Capital Protected Target Outcome. The current Outcome Period is from August 1, 2025 through July 31, 2026. The Fund will not terminate after the conclusion of the Outcome Period. After the conclusion of the Outcome Period, another will begin.

•  Together, the Upside Cap, Capital Protection, and Outcome Period makeup the Capital Protected Target Outcome (alternatively, the "Target Outcome").

•  The Target Outcome may not be achieved, and investors may lose some or all of their money. The Fund is designed to achieve the Target Outcome only if an investor buys on the first day of the Outcome Period and holds the Fund until the end of the Outcome Period.

•  If investors buy or sell on a date other than the start or end date of the Outcome Period, their returns will be different and they may incur losses in excess of the Capital Protection level (i.e., losses exceeding 0%) and they may not experience gains up to the Cap.

•  Investors considering purchasing shares after the beginning of the Outcome Period or considering selling their shares prior to the end of the Outcome Period should visit the Fund's website at www.calamos.com for important information and considerations regarding the Fund's potential outcomes.

•  In periods of extreme market volatility, or during market disruption events, the Fund's ability to offset investor losses via the Capital Protection or provide a return up to the stated upside Cap may be impaired.

•  The Fund will not terminate upon reaching the end of an Outcome Period. Rather, the Fund will rebalance, entering into a new set of options positions, thereby establishing a new Outcome Period, with a new Cap, and reset Capital Protection.

•  The Fund has characteristics unlike many traditional investment products and may not be suitable for all investors. The Fund is only appropriate for shareholders willing to bear losses, including some or all of their investment.

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Calamos S&P 500® Structured Alt Protection ETF® — August

Investment Objective

Calamos S&P 500® Structured Alt Protection ETF® — August (the "Fund") seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the SPDR® S&P 500® ETF Trust ("Underlying ETF") up to a cap of 7.14% (the "Cap"), while protecting against 100% of negative price return of the Underlying ETF (before fees and expenses), for the period from August 1, 2025 through July 31, 2026.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund ("Fund Shares"). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.69%
Distribution and/or Service Fees (12b-1)	0.00%
Other Expenses	0.00%
Total Annual Operating Expenses	0.69%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, whether you sell or hold your Fund Shares, would be:

You would pay the following expenses whether you sell or hold your Fund Shares at the end of the period:

One Year	Three Years	Five Years	Ten Years
$70	$221	$384	$859

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund ("ETF") that is designed to provide investors with the opportunity to benefit from increases in the Underlying ETF's share price up to the stated cap over a specified period of time of approximately one-year (the "Outcome Period"), while providing protection against decreases in the Underlying ETF's share price over the same Outcome Period (before taking fees and expenses into account).

Under normal market conditions, the Fund invests substantially all of its assets in FLexible EXchange Options ("FLEX Options") that reference the price performance of the SPDR® S&P 500® ETF Trust (the "Underlying ETF"). FLEX Options are customized equity or index option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates.

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Calamos S&P 500® Structured Alt Protection ETF® — August

The Underlying ETF is an exchange-traded unit investment trust that uses a replication strategy, meaning it invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC ("PDR") serves as the Underlying ETF's sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the S&P 500® Index. The Fund's performance does not reflect the payment of dividends by the Underlying ETF. See "The Underlying ETF" for more information.

The returns an investor will receive from an investment in the Fund have characteristics that are distinct from many other investment vehicles, including the Underlying ETF. It is important that you understand these characteristics before making an investment in the Fund.

The Fund uses FLEX Options to employ a capital protected target outcome strategy. Target outcome strategies seek to produce pre-determined investment outcomes based upon the performance of an underlying security or index. The pre-determined outcomes sought by the Fund, which include capital protection to absorb 100% of losses (before fees and expenses) in the Underlying ETF (the "Capital Protection") and upside participation to a stated cap of 7.14% (before fees and expenses) (the "Cap"), are based on the price performance of the Underlying ETF over an Outcome Period.

The outcomes the Fund seeks for investors that hold Fund Shares for an entire Outcome Period are as follows, though there can be no guarantee these results will be achieved:

•  If the Underlying ETF appreciates over the Outcome Period, the combination of FLEX Options held by the Fund seeks to provide upside participation matching that of the Underlying ETF, up to a cap that is determined at the start of the Outcome Period.

•  If the Underlying ETF decreases over the Outcome Period, the combination of FLEX Options held by the Fund seeks to provide protection against 100% of Underlying ETF losses, prior to taking into account the Fund's fees and expenses.

The Fund does not seek to provide capital protection against 100% of losses (before fees and expenses) of the Underlying ETF as of any time other than the end of the Outcome Period.

For the Outcome Period beginning on August 1, 2025 through July 31, 2026, the Cap is 7.14% and the Capital Protection is 100%. When the Fund's fees and expenses are taken into account, the Cap is 6.45% and the Capital Protection is 99.31%. The Cap and Capital Protection will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee.

The current Outcome Period is from August 1, 2025 through July 31, 2026. The Fund will not terminate after the conclusion of the Outcome Period. After the conclusion of the Outcome Period, another will begin. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Outcome Period. This means that the Cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The capital protection will remain the same for each Outcome Period. The Capital Protection and Cap, and the Fund's value relative to each, should be considered before investing in the Fund. The Fund will be perpetually offered and not terminate after the current or any subsequent Outcome Period. Approximately one week prior to the end of an Outcome Period, the Fund's website will be updated to alert existing shareholders that the Outcome Period is approaching its conclusion and will disclose the anticipated Cap range for the next Outcome Period. See "Subsequent Outcome Periods" for more information.

Upon conclusion of the Outcome Period, the Fund will receive the cash value of all the FLEX Options it held for that Outcome Period. It will then invest in a new series of FLEX Options with an expiration date of approximately one year in the future, and a new Outcome Period will begin. Each FLEX Option's value is ultimately derived from the performance of the Underlying ETF's share price during that time. As the terms of the FLEX Options do not change during an Outcome Period, the outcomes, including the Cap and Capital Protection discussed below, will be measured to the Fund's net asset value ("NAV") on the first day of the Outcome Period.

The stated Cap and Capital Protection may only be realized by investors who continuously hold Fund Shares from the commencement of an Outcome Period until its conclusion. An investor who purchases Fund Shares other than on the first day of an Outcome Period and/or sells Fund Shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. While the Cap and Capital Protection provide

CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® — AUGUST
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Calamos S&P 500® Structured Alt Protection ETF® — August

the intended outcomes only for investors that hold their Fund Shares throughout the complete term of the Outcome Period, an investor can expect the value of their Fund Shares to generally move in the same direction as the Underlying ETF during the Outcome Period. If investors buy or sell on a date other than the start or end date of the Outcome Period, their returns will be different and they may incur losses in excess of the Capital Protection level (i.e., losses exceeding 0%) and they may not experience gains up to the Cap. See "Capital Protection and Cap" for more information.

The Fund's website, www.calamos.com, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Outcome Period, including the Fund's value relative to the Cap and Capital Protection. Before purchasing Fund Shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund Shares on a particular day and held through the end of the Outcome Period.

The Fund's investment objective is not a fundamental policy, and therefore may be changed by the Board without shareholder approval.

The Fund seeks to generate returns that match the Underlying ETF, up to the Cap (discussed in detail below), while limiting downside losses. The hypothetical illustrations provided below are designed to illustrate the outcomes that the Fund seeks to provide for investors who hold Fund Shares for the entirety of the Outcome Period. The hypothetical examples set forth below do not represent the performance of the Fund and investors should not rely on the hypothetical examples shown below as an indication of the actual or future performance of the Fund. There is no guarantee that the Fund will be successful in its attempt to provide the target outcomes for an Outcome Period. The returns that the Fund seeks to provide do not include the costs associated with purchasing Fund Shares and certain expenses incurred by the Fund. In the payoff profile illustration, the dotted line represents the Underlying ETF's performance, and the solid line represents the return profile gross of fees and expenses sought by the Fund in relation to the Underlying ETF's indicated performance. The bar chart below represents the Fund's hypothetical intended return profile based upon the performance of the Underlying ETF.

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Calamos S&P 500® Structured Alt Protection ETF® — August

Explanation of diagram:

1.  Calamos S&P 500® Structured Alt Protection ETF® — August Participation Layer: The dotted grey line represents the first layer, which involves purchasing a near zero-strike (i.e., deep in-the-money) call on the reference asset, at a pre-determined strike to provide full participation to the price return of the underlying reference asset. In other words, the full price participation provided by this layer provides potential gains and losses that are tantamount to that of owning the underlying reference asset outright, except that this layer does not participate in the dividend yield of the underlying reference asset.

2.  Capital Protection Layer: The solid grey line represents the second layer, which involves purchasing an at-the-money put option, which produces protection equal to 100% of losses (before fees and expenses) of the price return of the reference asset, over the Outcome Period.

3.  Upside Participation Layer (the "Cap"): The solid black line illustrates the final layer, which involves selling an out-of-the-money call, thereby creating the upside cap. The strike price at which the call is sold is determined so that the combined net options purchase price is approximately equal to the underlying asset's current value. The cost of this layer is a credit equal to the price that would make the total package "no-cost" or fully financed.

The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act").

Capital Protection and Cap

The Fund seeks to provide capital protection to absorb 100% of losses (before fees and expenses) of the Underlying ETF at the end of each Outcome Period. When the Fund's management fees are taken into account, the Capital Protection level is reduced to 99.31%. The Capital Protection level will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. If the Fund is required to increase its holdings of cash during the Outcome Period to pay fees and expenses incurred by the Fund, the Capital Protection level may be further reduced. The Fund does not seek to provide capital protection against 100% of losses (before fees and expenses) of the Underlying ETF as of any time other than the end of the Outcome Period.

During the Outcome Period, there may be periods of significant disparity between the Fund's NAV and the Underlying ETF's price performance. As the Underlying ETF price and the Fund's NAV change over the Outcome Period, an investor acquiring Fund Shares after the start of the Outcome Period will likely have a different return potential than an investor who purchased Fund Shares at the start of the Outcome Period. This is because while the Cap and Capital Protection for the Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of an Outcome Period

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Calamos S&P 500® Structured Alt Protection ETF® — August

and remain constant throughout the Outcome Period, an investor purchasing Fund Shares at market value during the Outcome Period likely purchased Fund Shares at a price that is different from the Fund's NAV at the start of the Outcome Period (i.e., the NAV that the Cap and Capital Protection reference). For example, if an investor purchases Fund Shares during an Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Outcome Period (the "Initial Fund Value"), that investor's Cap will essentially be decreased by the amount of the increase in the Underlying ETF's value, and the capital protection will not set in until the Fund's NAV returns to its Initial Fund Value (i.e., a shareholder must experience losses prior to gaining the protection offered by the Fund's Capital Protection because the Fund must first decrease in value to its Initial Fund Value for the Outcome Period before subsequent losses will be protected by the Capital Protection). Conversely, if an investor purchases Fund Shares during an Outcome Period at a time when the Underlying ETF has decreased in value, the Fund's NAV may dip below the Initial Fund Value. However, in this scenario, that investor's potential gain could be larger than the Fund's Cap for the Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Outcome Period through the date the investor purchased its Fund Shares plus any additional gains between the Initial Fund Value and the Cap. There is no guarantee that the Fund will recover such value or experience such gains. The Cap and capital protection relative to the Initial Fund Value, however, will not change over the Outcome Period.

While the Fund seeks to provide 100% protection against losses experienced by the Underlying ETF (before fees and expenses) for shareholders who hold Fund Shares for an entire Outcome Period, there is no guarantee it will successfully do so. If the Fund's NAV has increased significantly, a shareholder that purchases Fund Shares after the first day of an Outcome Period could lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear those losses. There is no guarantee the capital protection and cap will be successful and a shareholder investing at the beginning of an Outcome Period could also lose their entire investment.

The returns of the Fund are subject to a cap for each Outcome Period, calculated (before fees and expenses) at the beginning of each Outcome Period.. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return Cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Outcome Period. If the Underlying ETF experiences any percentage gains over the amount of the Cap, Fund shareholders will not experience those gains. Therefore, regardless of the price return of the Underlying ETF, the Cap (net of fees) is the maximum return an investor can achieve from an investment in the Fund for that Outcome Period. The Cap is set on the first day of each Outcome Period. The Cap is provided prior to taking into account annual Fund management fees of 0.69% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses (such as unexpected litigation) incurred by the Fund. The pre-determined Cap applicable to an Outcome Period will vary based on prevailing market conditions at the time that the Cap is set, including interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the FLEX Options.

The Cap level is a result of the design of the Fund's principal investment strategy. To provide the Capital Protected Target Outcome, the Fund purchases and sells a series of put and call FLEX Options on or around the last business day of the month prior to the beginning of an Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The Adviser will calculate the amount of premiums that the Fund will owe on the put options acquired to provide the Capital Protection and will then sell call FLEX Options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The Cap is the strike price of those FLEX Options the Fund is selling. The Cap, and the Fund's value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund Shares during an Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Outcome Period to a level near the Cap, an investor purchasing Fund Shares will have limited to no gain potential for the remainder of the Outcome Period (because the investor's potential gain will be limited to the difference between the Fund's NAV on the date the investor purchased the Fund Shares and the Cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which it purchased its Fund Shares and the Initial Fund Value for the Outcome Period before subsequent losses will be protected by the Capital Protection. If an

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Calamos S&P 500® Structured Alt Protection ETF® — August

investor buys Fund Shares when the price exceeds the Cap, an investor selling their shares at the end of the Outcome Period will not experience any gain regardless of the price return of the Underlying ETF.

There is no guarantee that the Fund will be successful in providing these investment outcomes for any Outcome Period, and an investor may experience returns on the Fund significantly below the Cap.

In periods of extreme market volatility or during market disruption events, the Fund's ability to offset investor losses through the use of the FLEX Options to achieve the stated Capital Protection, or provide a return up to the stated upside Cap may be impaired, resulting in an upside limit significantly below the Cap and downside protection significantly lower than full capital protection (i.e., losses greater than 0%), because the Fund may not be able to trade or exercise existing FLEX Options, or may not receive timely payment from its counterparties. An investor may lose their entire investment and an investment in the Fund is only appropriate for investors willing to bear those losses.

For each Outcome Period, the Fund will invest in both purchased and written put and call FLEX Options that reference the Underlying ETF. Because the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options impact the correlation between the Fund's NAV and the price of the Underlying ETF.

General Information about FLEX Options

FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation ("OCC"). The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the "buyer for every seller and the seller for every buyer," with the goal of protecting clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events, as more fully described in the Fund's Statement of Additional Information. Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and subject to the risk that the OCC may fail to perform the settlement of the FLEX Options due to bankruptcy or other adverse reasons. The FLEX Options that the Fund will hold that reference the Underlying ETF will give the Fund the right or the obligation to either receive or deliver shares of the Underlying ETF, or the right or the obligation to either receive or deliver a cash payment on the option expiration date based upon the difference between the Underlying ETF's value and a strike price, depending on whether the option is a put or call option and whether the Fund purchases or sells the option. The FLEX Options held by the Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date. The Fund will generally, under normal conditions, hold FLEX Options for each Outcome Period. The Fund will purchase call options (giving the Fund the right to receive shares of the Underlying ETF or a cash payment) and put options (giving the Fund the right to deliver shares of the Underlying ETF or a cash payment), while simultaneously selling (i.e., writing) call options (giving the Fund the obligation to deliver shares of the Underlying ETF or a cash payment). The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the Fund expects the FLEX Options to be fully covered and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchanges on which the FLEX Options are listed do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts but may charge transaction fees. Each of the FLEX Options purchased and sold throughout the Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Outcome Period. On the Flex Options expiration date, the Fund intends to sell the Flex Options prior to their expiration or cash-settle the Flex Options and use the resulting proceeds to purchase new Flex Options for the next Outcome Period.

The Underlying ETF

The Underlying ETF is an exchange-traded unit investment trust that uses a replication strategy, meaning it invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC ("PDR") serves as the Underlying ETF's sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the S&P 500® Index (the "Index"). See below for a description of the Underlying ETF's principal investment strategies and risks. You can find the Underlying ETF's prospectus and other information

CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® — AUGUST
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Calamos S&P 500® Structured Alt Protection ETF® — August

about the ETF, including the statement of additional information and most recent reports to shareholders, online at https://www.ssga.com/us/en/intermediary/etfs/spdr-sp-500-etf-trust-spy.

The summary information below regarding the Underlying ETF comes from its filings with the SEC. You are urged to refer to the SEC filings made by the Underlying ETF and to other publicly available information (e.g., the ETF's annual reports) to obtain an understanding of the ETF's business and financial prospects. The following description of the Underlying ETF's principal investment strategies was taken directly from the Underlying ETF's prospectus, dated January 27, 2025 ("SPY" refers to the Underlying ETF; other defined terms have been modified).

"SPY seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index (the "Portfolio"), with the weight of each stock in SPY's Portfolio substantially corresponding to the weight of such stock in the Index. In SPY's prospectus, the term "Portfolio Securities" refers to the common stocks that are actually held by SPY and make up SPY's Portfolio, while the term "Index Securities" refers to the common stocks that are included in the Index, as determined by the index provider, S&P Dow Jones Indices LLC ("S&P"). At any time, SPY's Portfolio will consist of as many of the Index Securities as is practicable. To maintain the correspondence between the composition and weightings of Portfolio Securities and Index Securities, State Street Global Advisors Trust Company (the "Trustee") or its parent company, State Street Bank and Trust Company ("SSBT") adjusts SPY's Portfolio from time to time to conform to periodic changes made by S&P to the identity and/or relative weightings of Index Securities in the Index. SPY's Trustee or SSBT aggregates certain of these adjustments and makes changes to SPY's Portfolio at least monthly, or more frequently in the case of significant changes to the Index. SPY may pay transaction costs, such as brokerage commissions, when it buys and sells securities (or "turns over" its Portfolio). Such transaction costs may be higher if there are significant rebalancings of Index Securities in the Index, which may also result in higher taxes when SPY's units are held in a taxable account. These costs, which are not reflected in SPY's estimated annual Trust ordinary operating expenses, affect SPY's performance. During the most recent fiscal year, SPY's portfolio turnover rate was 3% of the average value of its portfolio. SPY's portfolio turnover rate does not include securities received or delivered from processing creations or redemptions of SPY's units. Portfolio turnover will be a function of changes to the Index as well as requirements of SPY's trust agreement. ... Although SPY may fail to own certain Index Securities at any particular time, SPY generally will be substantially invested in Index Securities, which should result in a close correspondence between the performance of the Index and the performance of SPY. ... SPY does not hold or trade futures or swaps and is not a commodity pool. The Index includes five hundred (500) selected companies, all of which are listed on national stock exchanges and spans a broad range of major industries. ... Since 1968, the Index has been a component of the U.S. Commerce Department's list of Leading Indicators that track key sectors of the U.S. economy. Current information regarding the market value of the Index is available from market information services. The Index is determined, comprised and calculated without regard to SPY."

As of November 11, 2025, the Underlying ETF had significant investments in information technology companies.

Subsequent Outcome Periods

The Fund will alert existing shareholders to the new Cap at the beginning of each new Outcome Period in the following manner:

1.  Approximately one week prior to the end of the current Outcome Period, the Fund will make a sticker filing that will alert existing shareholders that the Outcome Period is approaching its conclusion and disclose the anticipated Cap range for the next Outcome Period. This filing will be mailed to existing shareholders.

2.  Following the close of business on the last day of the Outcome Period, the Fund will make a sticker filing that discloses the Fund's Cap for the next Outcome Period. This filing will be mailed to existing shareholders.

3.  On the first day of the new Outcome Period, the Fund will file a full prospectus that incorporates the sticker filing from the previous evening which replaces the Caps/dates associated with the previous Outcome Period with the Caps/dates associated with the new Outcome Period. Correspondingly, the Fund will file a revised summary prospectus that reflects such changes.

The information referenced above will also be available on the Fund's website at www.calamos.com.

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Calamos S&P 500® Structured Alt Protection ETF® — August

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. You should not consider investing in the Fund if your investment objective differs from the Fund's investment objective or if you are not willing to accept the principal risks associated with an investment in the Fund. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a "principal risk" of investing in the Fund, regardless of the order in which it appears. The principal risks of investing in the Fund include:

•  Authorized Participant Concentration Risk — Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs, such as the Fund, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

•  Cap Change Risk — A new Cap is established at the beginning of each Outcome Period and is dependent on prevailing market conditions at the time the Cap is established. As such, the Cap may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods. Investors should monitor the changes in the Cap for each Outcome Period, information for which will be made available pursuant to the procedure outlined in the Fund's prospectus.

•  Capital Protection Risk — There can be no guarantee that the Fund will be successful in its strategy to provide protection against 100% of Underlying ETF losses if the Underlying ETF's share price decreases over the duration of the Outcome Period. The Fund's strategy seeks to deliver returns that match those of the Underlying ETF (up to the Cap), while limiting downside losses, if Fund Shares are held at the time at which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Fund Shares after the FLEX Options were entered into or sells Fund Shares prior to the expiration of the FLEX Options, the Capital Protection that the Fund seeks to provide may not be available. If the Outcome Period has begun and the Underlying ETF has increased in value, the Capital Protection will not protect any decreases in the value of the Underlying ETF to the extent of such appreciation, and therefore an investor may experience losses from this appreciated value until the Fund reaches its original NAV from the commencement of the Outcome Period. Similarly, if an investor purchases Fund Shares after the commencement of the Outcome period and the Underlying ETF has increased in value, an investor purchasing Shares at that point will not benefit from the Capital Protection until the Underlying ETF's value decreases to its original value at the commencement of the Outcome Period. Accordingly, such investor will not receive the protection that the Fund seeks to provide until the Fund experiences losses that return it to its value at the commencement of the Outcome Period. If the FLEX Options (and therefore the Capital Protection) do not perform as expected, an investor may experience significant losses on its investment, including the loss of its entire investment.

•  Capped Upside Risk — The Fund's strategy seeks to provide returns that are subject to the Cap. In the event that the Underlying ETF experiences gains in excess of the Cap for the Outcome Period, the Fund will not participate in, and will underperform the Underlying ETF to the extent of, those gains beyond the Cap. The Fund's strategy seeks to deliver returns that match those of the Underlying ETF (up to the Cap), while protecting against the entirety of downside losses of the Underlying ETF, if Fund Shares are held at the time at which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Fund Shares after the FLEX Options were entered into, there may be little or no ability for that investor to experience an investment gain on their Fund Shares (and such investor may be subjected to potential losses between that Fund Share price and the Fund's

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Calamos S&P 500® Structured Alt Protection ETF® — August

NAV at the commencement of the Outcome Period). Further, because the FLEX Options are designed to produce returns that match the price return of the Underlying ETF (subject to the Cap) on the last day of the Outcome Period, if an investor sells Fund Shares prior to the expiration date of the FLEX Options such investor may sell at a point where the Fund's performance does not match the performance of the Underlying ETF over the Outcome Period, and therefore may sell at a point where the Fund has underperformed the Underlying ETF.

•  Cash Holdings Risk — To the extent the Fund holds cash positions, the Fund risks achieving lower returns and potential lost opportunities to participate in market appreciation which could negatively impact the Fund's performance and ability to achieve its investment objective.

•  Clearing Member Default Risk — Transactions in some types of derivatives, including FLEX Options, are required to be centrally cleared ("cleared derivatives"). In a transaction involving cleared derivatives, the Fund's counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house ("clearing members") can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member's individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its FLEX Options may, in certain circumstances, be used to satisfy losses of other clients of the Fund's clearing member. In addition, although clearing members guarantee performance of their clients' obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member's bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund's behalf, which heightens the risks associated with a clearing member's default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund's ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund's behalf, the Fund may be unable to effectively implement its investment strategy.

•  Correlation Risk — The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods, consistent with the Fund's valuation policy. Because a component of the FLEX option's value will be affected by, among other things, changes in the Underlying ETF's share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF's share price and the remaining time until the FLEX Options expire, the value of the Fund's FLEX Options positions is not anticipated to increase or decrease at the same rate as the Underlying ETF's share price, and it is possible they may move in different directions, and as a result, the Fund's NAV may not increase or decrease at the same rate as the Underlying ETF's share price. The Fund's strategy is designed to produce the outcomes upon the expiration of the FLEX Options on the last business day of the Outcome Period, and it should not be expected that the outcomes will be provided at any point other than the end of the Outcome Period.

•  Costs of Buying and Selling Fund Shares — Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

•  Derivatives Risk — Derivatives are instruments, such as options, futures and forward foreign currency contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. In addition, derivative instruments are subject to counterparty risk, meaning that the party with whom the Fund enters into a derivative transaction may experience a significant credit event and/or may be

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Calamos S&P 500® Structured Alt Protection ETF® — August

unwilling or unable to make timely settlement payments or otherwise honor its obligations. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.

•  Equity Securities Risk — The securities markets are volatile, and the market prices of the Underlying ETF's securities may decline generally. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. If the market prices of the securities owned by the Underlying ETF fall, the value of your investment in the Fund will decline.

•  FLEX Options Risk — The Fund may invest in FLEX Options issued and guaranteed for settlement by The Options Clearing Corporation ("OCC"). FLEX Options are customized option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be illiquid, and in such cases, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options and changing volatility levels of the reference asset. In connection with the creation and redemption of Fund Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Fund at prices that reflect the market price of the Fund Shares, the Fund's NAV and, in turn the share price of the Fund, could be negatively impacted. The Fund may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless.

•  Investment Timing Risk — An investor who purchases Fund Shares other than on the first day of the options package and/or sells Fund Shares before the options package expires may not experience the 100% downside protection or upside participation in the Underlying ETF. The Fund's downside protection and upside participation of the Underlying ETF may only be available for investors who hold Fund Shares throughout the complete term of the options package. An investor can expect their Fund Shares to move generally in the same direction as the Underlying ETF during the one-year options package. However, Fund Shares may not experience the same price movement as the price movement of the Underlying ETF. During the duration of the option package, there may be periods of significant disparity between the Fund's NAV and the Underlying ETF's price performance. For example, if an investor purchases Fund Shares during an options package period at a time when the Underlying ETF's share price has increased from its price at the beginning of the options package period, the investor may not be 100% protected against Underlying ETF downside losses. In addition, if an investor purchases Fund Shares during an options package period at a time when the Underlying ETF's share price has increased from its price at the beginning of the options package period, that investor's cap will essentially be decreased from the stated Cap by the amount of the increase in the Underlying ETF's value.

•  Large-Capitalization Investing Risk — Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks. In addition, larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer preferences. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•  Liquidity Risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® — AUGUST
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Calamos S&P 500® Structured Alt Protection ETF® — August

•  Liquidity Risk — FLEX Options — In the event that trading in the underlying FLEX Options is limited or absent, the value of the Fund's FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities, including certain non-customized option contracts. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. Additionally, the liquidation of a large number of FLEX Options may more significantly impact the price in a less liquid market. Further, the Fund requires a sufficient number of participants to facilitate the purchase and sale of options on an exchange to provide liquidity to the Fund for its FLEX Option positions. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

•  Market Maker Risk — If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund's net asset value and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of the Fund Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund's portfolio securities and the Fund's market price. This reduced effectiveness could result in Fund Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Fund Shares.

•  Market Risk — The risk that the securities markets will increase or decrease in value is considered market risk and applies to any security. If there is a general decline in the stock or fixed-income market, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests.

•  New Fund Risk — The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

•  Non-Diversification Risk — The Fund is classified as "non-diversified" under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code").

•  Options Risk — The Fund's ability to close out its position as a purchaser or seller of an over-the-counter or exchange-listed put or call option is dependent, in part, upon the liquidity of the options market. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Fund's ability to utilize options successfully will depend on the ability of the Fund's investment adviser to predict pertinent market movements, which cannot be assured. The Fund may also purchase or write over-the-counter put or call options, which involves risks different from, and possibly greater than, the risks associated with exchange-listed put or call options. Over-the-counter put or call options may expose the Fund to the risk that a counterparty may be unable or unwilling to perform according to a contract, and that any deterioration in a counterparty's creditworthiness could adversely affect the instrument. In addition, the Fund may be exposed to a risk that losses may exceed the amount originally invested.

•  Premium-Discount Risk — Fund Shares may trade above or below their NAV. The market prices of Fund Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Fund Shares on the Exchange. The trading price of Fund Shares may deviate significantly from NAV during periods of market volatility.

•  Secondary Market Trading Risk — Investors buying or selling Fund Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund Shares. Although the Fund Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Fund Shares on the Exchange may be halted.

•  Sector Risk — To the extent the Underlying ETF invests a significant portion of its assets in a particular sector, a greater portion of the Fund's performance may be affected by the general business and economic conditions affecting that

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Calamos S&P 500® Structured Alt Protection ETF® — August

sector. Each sector may share economic risk with the broader market, however there may be economic risks specific to each sector. As a result, returns from those sectors may trail returns from the overall stock market, and it is possible that the Underlying ETF may underperform the broader market.

•  Tax Risk — The Fund intends to elect and to qualify each year to be treated as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The federal income tax treatment of the securities in which the Fund may invest, including the Fund's option strategy, may not be clear or may be subject to recharacterization by the Internal Revenue Service. It could be more difficult to comply with the tax requirements applicable to RICs if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the Internal Revenue Service. Any such failure to comply with the rules applicable to RICs could cause the Fund to fail to qualify as such. To qualify and maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published Internal Revenue Service guidance or case law on how to determine the "issuer" of certain derivatives that the Fund will enter into. Based upon the language in the legislative history, the Fund intends to treat the issuer of an equity option as the referenced asset and to treat any income it may derive from an equity option as "qualifying income" under the provisions of the Code applicable to RICs. In the case of FLEX Options, assuming the referenced asset qualifies as a RIC, treating the issuer as the referenced asset would allow the Fund to count the FLEX Options as automatically diversified investments under the RIC diversification requirements. If the income is not qualifying income or the issuer of equity options, including FLEX Options, is not appropriately the referenced asset, the Fund may not qualify, or may be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund's taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

The Fund's investments in offsetting positions with respect to the Underlying ETF may affect the character of gains or losses realized by the Fund under the Code's "straddle" rules and may increase the amount of short-term capital gain realized by the Fund. Certain options the Fund holds may not qualify as "Section 1256 contracts" under Section 1256 of the Code, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

Offsetting FLEX Options are held by a single person, the IRS may take the position that the FLEX Options, viewed together, should be treated as a single debt instrument for federal tax purposes. The result of such a position would be that the Fund would fail the RIC diversification tests, causing the RIC to be taxed as a C corporation, unless certain cure rights based upon reasonable cause may apply. The Fund has obtained an opinion of tax counsel that the FLEX Options should not be collapsed into a single instrument. However, such an opinion is not binding upon the IRS or the courts.

•  Trading Issues Risk — Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange's "circuit breaker" rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund's assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.

•  Underlying ETF Risk — The Fund invests in FLEX Options that reference an ETF, which subjects the Fund to certain of the risks of owning shares of an ETF as well as the types of instruments in which the Underlying ETF invests. The value of an ETF will fluctuate over time based on fluctuations in the values of the securities held by the ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. In addition, ETFs are subject to absence of an active market risk, premium/discount risk, tracking error risk and trading issues risk. Brokerage, tax and other expenses may negatively impact the performance of the Underlying ETF and, in turn, the value of the Fund's shares. An ETF that tracks an index may not exactly match the

CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® — AUGUST
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Calamos S&P 500® Structured Alt Protection ETF® — August

performance of the index due to cash drag, differences between the portfolio of the ETF and the components of the index, expenses and other factors.

•  Valuation Risk — During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options may become more difficult. In market environments where there is reduced availability of reliable objective pricing data, the judgment of the Fund's investment adviser in determining the fair value of the security may play a greater role. While such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.

Fund Performance

The Fund commenced operations on August 1, 2024, and thus does not yet have annual returns for a full calendar year. Accordingly, performance data is not included. Performance information is available at no cost by visiting www.calamos.com. Past performance (before and after taxes) is not an indication of future performance.

Investment Adviser

Calamos Advisors LLC ("Calamos Advisors" or the "Adviser")

Portfolio Managers

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH ADVISER
David O'Donohue	Since August 2024	SVP, Sr. Co-Portfolio Manager
Jimmy Young	Since August 2024	SVP, Co-Portfolio Manager
Eli Pars	Since August 2024	SVP, Sr. Co-Portfolio Manager
Jason Hill	Since August 2024	SVP, Sr. Co-Portfolio Manager
Anthony Vecchiolla	Since August 2024	VP, Co-Portfolio Manager
Jordan Rosenfeld	Since November 2025	VP, Co-Portfolio Manager

PROSPECTUS | November 28, 2025
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Other Important Information Regarding Fund Shares

Portfolio Holdings. The Fund's portfolio holdings are disclosed on its website daily after the close of trading on the Exchange and prior to the opening of trading on the Exchange the following day. A description of the Fund's policies and procedures with respect to the disclosure of such Fund's portfolio holdings is available in the Fund's Statement of Additional Information ("SAI").

Premium/Discount Information. Information about the premiums and discounts at which the Fund's Shares have traded will be available at www.calamos.com.

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as "Creation Units." Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at net asset value ("NAV"), Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the "bid-ask spread"). Recent information regarding the Fund's NAV, market price, premiums and discounts, and bid-ask spreads is available at https://www.calamos.com/.

Tax Information

Net investment income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute net investment income and capital gains, if any, at least annually.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), such Fund and its related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® — AUGUST
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Additional Information About Investment Strategies
and Related Risks

The Fund's investment objective and each of the policies described herein are non-fundamental policies that may be changed by the Board of Trustees of the Trust (the "Board") without shareholder approval. The Fund may liquidate and terminate at any time without shareholder approval.

What are the investment objectives and principal strategies for the Fund?

The Fund is an actively managed exchange-traded fund ("ETF") that is designed to provide investors with the opportunity to benefit from increases in the Underlying ETF's share price up to the stated cap over a specified period of time of approximately one-year (the "Outcome Period"), while providing protection against decreases in the Underlying ETF's share price over the same Outcome Period (before taking fees and expenses into account).

Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange Options ("FLEX Options") that reference the price performance of the SPDR® S&P 500® ETF Trust (the "Underlying ETF"). FLEX Options are customized equity or index option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates.

The Underlying ETF is an exchange-traded unit investment trust that uses a replication strategy, meaning it invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC ("PDR") serves as the Underlying ETF's sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the S&P 500® Index. The Fund's performance does not reflect the payment of dividends by the Underlying ETF. See "The Underlying ETF" for more information.

The returns an investor will receive from an investment in the Fund have characteristics that are distinct from many other investment vehicles, including the Underlying ETF. It is important that you understand these characteristics before making an investment in the Fund.

The Fund uses FLEX Options to employ a capital protected target outcome strategy. Target outcome strategies seek to produce pre-determined investment outcomes based upon the performance of an underlying security or index. The pre-determined outcomes sought by the Fund, which include capital protection to absorb 100% of losses (before fees and expenses) in the Underlying ETF (the "Capital Protection") and upside participation to a stated cap of 7.14% (before fees and expenses) (the "Cap"), are based on the price performance of the Underlying ETF over an approximate one-year period (the "Outcome Period").

The outcomes the Fund seeks for investors that hold Fund Shares for an entire Outcome Period are as follows, though there can be no guarantee these results will be achieved:

•  If the Underlying ETF appreciates over the Outcome Period, the combination of FLEX Options held by the Fund seeks to provide upside participation matching that of the Underlying ETF, up to a Cap that is determined at the start of the Outcome Period.

•  If the Underlying ETF decreases over the Outcome Period, the combination of FLEX Options held by the Fund seeks to provide protection against 100% of Underlying ETF losses, prior to taking into account the Fund's fees and expenses.

The Fund does not seek to provide capital protection against 100% of losses (before fees and expenses) of the Underlying ETF as of any time other than the end of the Outcome Period.

For the Outcome Period beginning on August 1, 2025 through July 31, 2026, the Cap is 7.14% and the Capital Protection is 100%. When the Fund's fees and expenses are taken into account, the Cap is 6.45% and the Capital Protection is 99.31%. The Cap and Capital Protection will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee.

The current Outcome Period is from August 1, 2025 through July 31, 2026. The Fund will not terminate after the conclusion of the Outcome Period. After the conclusion of the Outcome Period, another will begin. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Outcome

PROSPECTUS | November 28, 2025
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Additional Information About Investment Strategies and Related Risks

Period. This means that the Cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The capital protection will remain the same for each Outcome Period. The Capital Protection and Cap, and the Fund's value relative to each, should be considered before investing in the Fund. The Fund will be perpetually offered and not terminate after the current or any subsequent Outcome Period. Approximately one week prior to the end of an Outcome Period, the Fund's website will be updated to alert existing shareholders that the Outcome Period is approaching its conclusion and will disclose the anticipated Cap range for the next Outcome Period. See "Subsequent Outcome Periods" for more information.

Upon conclusion of the Outcome Period, the Fund will receive the cash value of all the FLEX Options it held for that Outcome Period. It will then invest in a new series of FLEX Options with an expiration date of approximately one year in the future, and a new Outcome Period will begin. Each FLEX Option's value is ultimately derived from the performance of the Underlying ETF's share price during that time. As the terms of the FLEX Options do not change during an Outcome Period, the outcomes, including the Cap and 100% Capital Protection discussed below, will be measured to the Fund's net asset value ("NAV") on the first day of the Outcome Period.

The stated Cap and Capital Protection may only be realized by investors who continuously hold Fund Shares from the commencement of an Outcome Period until its conclusion. An investor who purchases Fund Shares other than on the first day of an Outcome Period and/or sells Fund Shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. While the Cap and Capital Protection provide the intended outcomes only for investors that hold their Fund Shares throughout the complete term of the Outcome Period, an investor can expect the value of their Fund Shares to generally move in the same direction as the Underlying ETF during the Outcome Period. If investors buy or sell on a date other than the start or end date of the Outcome Period, their returns will be different and they may incur losses in excess of the Capital Protection level (i.e., losses exceeding 0%) and they may not experience gains up to the Cap. See "Capital Protection and Cap" for more information.

The Fund's website, www.calamos.com, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Outcome Period, including the Fund's value relative to the Cap and Capital Protection. Before purchasing Fund Shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund Shares on a particular day and held through the end of the Outcome Period.

The Fund's investment objective is not a fundamental policy and therefore may be changed by the Board without shareholder approval.

The Fund seeks to generate returns that match the Underlying ETF, up to the Cap (discussed in detail below), while limiting downside losses. The hypothetical illustrations provided below are designed to illustrate the outcomes that the Fund seeks to provide for investors who hold Fund Shares for the entirety of the Outcome Period. The hypothetical examples set forth below do not represent the performance of the Fund and investors should not rely on the hypothetical examples shown below as an indication of the actual or future performance of the Fund. There is no guarantee that the Fund will be successful in its attempt to provide the target outcomes for an Outcome Period. The returns that the Fund seeks to provide do not include the costs associated with purchasing Fund Shares and certain expenses incurred by the Fund. In the payoff profile illustration, the dotted line represents the Underlying ETF's performance, and the solid line represents the return profile gross of fees and expenses sought by the Fund in relation to the Underlying ETF's indicated performance. The bar chart below represents the Fund's hypothetical intended return profile based upon the performance of the Underlying ETF.

CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® — AUGUST
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Additional Information About Investment Strategies and Related Risks

Explanation of diagram:

1.  Calamos S&P 500® Structured Alt Protection ETF® — August Participation Layer: The dotted grey line represents the first layer, which involves purchasing a near zero-strike (i.e., deep in-the-money) call on the reference asset, at a pre-determined strike to provide full participation to the price return of the underlying reference asset. In other words, the full price participation provided by this layer provides potential gains and losses that are tantamount to that of owning the underlying reference asset outright, except that this layer does not participate in the dividend yield of the underlying reference asset.

2.  Capital Protection Layer: The solid grey line represents the second layer, which involves purchasing an at-the-money put option, which produces protection equal to 100% of losses (before fees and expenses) of the price return of the reference asset, over the Outcome Period.

3.  Upside Participation Layer (the "Cap"): The solid black line illustrates the final layer, which involves selling an out-of-the-money call, thereby creating the upside cap. The strike price at which the call is sold is determined so that the combined net options purchase price is approximately equal to the underlying asset's current value. The cost of this layer is a credit equal to the price that would make the total package "no-cost" or fully financed.

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Additional Information About Investment Strategies and Related Risks

The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act").

Capital Protection and Cap

The Fund seeks to provide capital protection to absorb 100% of losses (before fees and expenses) of the Underlying ETF at the end of each Outcome Period. When the Fund's management fees are taken into account, the Capital Protection level is reduced to 99.31%. The Capital Protection level will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. If the Fund is required to increase its holdings of cash during the Outcome Period to pay fees and expenses incurred by the Fund, the Capital Protection level may be further reduced. The Fund does not seek to provide capital protection against 100% of losses (before fees and expenses) of the Underlying ETF as of any time other than the end of the Outcome Period.

During the Outcome Period, there may be periods of significant disparity between the Fund's NAV and the Underlying ETF's price performance. As the Underlying ETF price and the Fund's Net Asset Value ("NAV") change over the Outcome Period, an investor acquiring Fund Shares after the start of the Outcome Period will likely have a different return potential than an investor who purchased Fund Shares at the start of the Outcome Period. This is because while the Cap and Capital Protection for the Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of an Outcome Period and remain constant throughout the Outcome Period, an investor purchasing Fund Shares at market value during the Outcome Period likely purchased Fund Shares at a price that is different from the Fund's NAV at the start of the Outcome Period (i.e., the NAV that the Cap and Capital Protection reference). For example, if an investor purchases Fund Shares during an Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Outcome Period (the "Initial Fund Value"), that investor's Cap will essentially be decreased by the amount of the increase in the Underlying ETF's value, and the capital protection will not set in until the Fund's NAV returns to its Initial Fund Value (i.e., a shareholder must experience losses prior to gaining the protection offered by the Fund's Capital Protection because the Fund must first decrease in value to its Initial Fund Value for the Outcome Period before subsequent losses will be protected by the Capital Protection). Conversely, if an investor purchases Fund Shares during an Outcome Period at a time when the Underlying ETF has decreased in value, the Fund's NAV may dip below the Initial Fund Value. However, in this scenario, that investor's potential gain could be larger than the Fund's Cap for the Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Outcome Period through the date the investor purchased its Fund Shares plus any additional gains between the Initial Fund Value and the Cap. There is no guarantee that the Fund will recover such value or experience such gains. The Cap and capital protection relative to the Initial Fund Value, however, will not change over the Outcome Period.

CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® — AUGUST
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Additional Information About Investment Strategies and Related Risks

While the Fund seeks to provide 100% protection against losses experienced by the Underlying ETF (before fees and expenses) for shareholders who hold Fund Shares for an entire Outcome Period, there is no guarantee it will successfully do so. If the Fund's NAV has increased significantly, a shareholder that purchases Fund Shares after the first day of an Outcome Period could lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear those losses. There is no guarantee the capital protection and cap will be successful and a shareholder investing at the beginning of an Outcome Period could also lose their entire investment.

The returns of the Fund are subject to a cap for each Outcome Period, calculated (before fees and expenses) at the beginning of each Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return Cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Outcome Period. If the Underlying ETF experiences any percentage gains over the amount of the Cap, Fund shareholders will not experience those gains. Therefore, regardless of the price return of the Underlying ETF, the Cap (net of fees) is the maximum return an investor can achieve from an investment in the Fund for that Outcome Period. The Cap is set on the first day of each Outcome Period. The Cap is provided prior to taking into account annual Fund management fees of 0.69% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses (such as unexpected litigation) incurred by the Fund. The pre-determined Cap applicable to an Outcome Period will vary based on prevailing market conditions at the time that the Cap is set, including interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the FLEX Options.

The Cap level is a result of the design of the Fund's principal investment strategy. To provide the Capital Protected Target Outcome, the Fund purchases and sells a series of put and call FLEX Options on or around the last business day of the month prior to the beginning of an Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The Adviser will calculate the amount of premiums that the Fund will owe on the put options acquired to provide the Capital Protection and will then sell call FLEX Options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The Cap is the strike price of those FLEX Options the Fund is selling. The Cap, and the Fund's value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund Shares during an Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Outcome Period to a level near the Cap, an investor purchasing Fund Shares will have limited to no gain potential for the remainder of the Outcome Period (because the investor's potential gain will be limited to the difference between the Fund's NAV on the date the investor purchased the Fund Shares and the Cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which it purchased its Fund Shares and the Initial Fund Value for the Outcome Period before subsequent losses will be protected by the Capital Protection. If an investor buys Fund Shares when the price exceeds the Cap, an investor selling their shares at the end of the Outcome Period will not experience any gain regardless of the price return of the Underlying ETF. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Outcome Period, and an investor may experience returns on the Fund significantly below the Cap.

In periods of extreme market volatility or during market disruption events, the Fund's ability to offset investor losses through the use of the FLEX Options to achieve the stated Capital Protection, or provide a return up to the stated upside Cap may be impaired, resulting in an upside limit significantly below the Cap and downside protection significantly lower than full capital protection (i.e., losses greater than 0%), because the Fund may not be able to trade or exercise existing FLEX Options, or may not receive timely payment from its counterparties. An investor may lose their entire investment and an investment in the Fund is only appropriate for investors willing to bear those losses.

For each Outcome Period, the Fund will invest in both purchased and written put and call FLEX Options that reference the Underlying ETF. Because the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options impact the correlation between the Fund's NAV and the price of the Underlying ETF.

PROSPECTUS | November 28, 2025
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Additional Information About Investment Strategies and Related Risks

General Information about FLEX Options

FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation ("OCC"). The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the "buyer for every seller and the seller for every buyer," with the goal of protecting clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events, as more fully described in the Fund's Statement of Additional Information. Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and subject to the risk that the OCC may fail to perform the settlement of the FLEX Options due to bankruptcy or other adverse reasons. The FLEX Options that the Fund will hold that reference the Underlying ETF will give the Fund the right or the obligation to either receive or deliver shares of the Underlying ETF, or the right or the obligation to either receive or deliver a cash payment on the option expiration date based upon the difference between the Underlying ETF's value and a strike price, depending on whether the option is a put or call option and whether the Fund purchases or sells the option. The FLEX Options held by the Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date. The Fund will generally, under normal conditions, hold FLEX Options for each Outcome Period. The Fund will purchase call options (giving the Fund the right to receive shares of the Underlying ETF or a cash payment) and put options (giving the Fund the right to deliver shares of the Underlying ETF or a cash payment), while simultaneously selling (i.e., writing) call options (giving the Fund the obligation to deliver shares of the Underlying ETF or a cash payment). The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the Fund expects the FLEX Options to be fully covered and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchanges on which the FLEX Options are listed do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts but may charge transaction fees. Each of the FLEX Options purchased and sold throughout the Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Outcome Period. On the Flex Options expiration date, the Fund intends to sell the Flex Options prior to their expiration or cash-settle the Flex Options and use the resulting proceeds to purchase new Flex Options for the next Outcome Period.

The Underlying ETF

The Underlying ETF is an exchange-traded unit investment trust that uses a replication strategy, meaning it invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC ("PDR") serves as the Underlying ETF's sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the S&P 500® Index (the "Index"). See below for a description of the Underlying ETF's principal investment strategies and risks. You can find the Underlying ETF's prospectus and other information about the ETF, including the statement of additional information and most recent reports to shareholders, online at https://us.spdrs.com/en/etf/spdr-sp-500-etf-SPY.

The summary information below regarding the Underlying ETF comes from its filings with the SEC. You are urged to refer to the SEC filings made by the Underlying ETF and to other publicly available information (e.g., the ETF's annual reports) to obtain an understanding of the ETF's business and financial prospects. The following description of the Underlying ETF's principal investment strategies was taken directly from the Underlying ETF's prospectus, dated January 27, 2025 ("SPY" refers to the Underlying ETF; other defined terms have been modified).

"SPY seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index (the "Portfolio"), with the weight of each stock in SPY's Portfolio substantially corresponding to the weight of such stock in the Index. In SPY's prospectus, the term "Portfolio Securities" refers to the common stocks that are actually held by SPY and make up SPY's Portfolio, while the term "Index Securities" refers to the common stocks that are included in the Index, as determined by the index provider, S&P Dow Jones Indices LLC ("S&P"). At any time, SPY's Portfolio will consist of as many of the Index Securities as is practicable. To maintain the correspondence between the composition and weightings of Portfolio Securities and Index Securities, State Street Global Advisors Trust Company (the "Trustee") or its parent company, State Street Bank and Trust Company ("SSBT") adjusts SPY's Portfolio from time to time to conform to periodic changes made by S&P to the identity

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and/or relative weightings of Index Securities in the Index. SPY's Trustee or SSBT aggregates certain of these adjustments and makes changes to SPY's Portfolio at least monthly, or more frequently in the case of significant changes to the Index. SPY may pay transaction costs, such as brokerage commissions, when it buys and sells securities (or "turns over" its Portfolio). Such transaction costs may be higher if there are significant rebalancings of Index Securities in the Index, which may also result in higher taxes when SPY's units are held in a taxable account. These costs, which are not reflected in SPY's estimated annual Trust ordinary operating expenses, affect SPY's performance. During the most recent fiscal year, SPY's portfolio turnover rate was 3% of the average value of its portfolio. SPY's portfolio turnover rate does not include securities received or delivered from processing creations or redemptions of SPY's units. Portfolio turnover will be a function of changes to the Index as well as requirements of SPY's trust agreement. ... Although SPY may fail to own certain Index Securities at any particular time, SPY generally will be substantially invested in Index Securities, which should result in a close correspondence between the performance of the Index and the performance of SPY. ... SPY does not hold or trade futures or swaps and is not a commodity pool... . The Index includes five hundred (500) selected companies, all of which are listed on national stock exchanges and spans a broad range of major industries. ... Since 1968, the Index has been a component of the U.S. Commerce Department's list of Leading Indicators that track key sectors of the U.S. economy. Current information regarding the market value of the Index is available from market information services. The Index is determined, comprised and calculated without regard to SPY."

As of November 11, 2025, the Underlying ETF had significant investments in information technology companies.

Subsequent Outcome Periods

The Fund will alert existing shareholders to the new Cap at the beginning of each new Outcome Period in the following manner:

1.  Approximately one week prior to the end of the current Outcome Period, the Fund will make a sticker filing that will alert existing shareholders that the Outcome Period is approaching its conclusion and disclose the anticipated Cap range for the next Outcome Period. This filing will be mailed to existing shareholders.

2.  Following the close of business on the last day of the Outcome Period, the Fund will make a sticker filing that discloses the Fund's Cap for the next Outcome Period. This filing will be mailed to existing shareholders.

3.  On the first day of the new Outcome Period, the Fund will file a full prospectus that incorporates the sticker filing from the previous evening which replaces the Caps/dates associated with the previous Outcome Period with the Caps/dates associated with the new Outcome Period. Correspondingly, the Fund will file a revised summary prospectus that reflects such changes.

The information referenced above will also be available on the Fund's website at www.calamos.com.

Changes in 80% policy

The Fund has adopted a non-fundamental operating policy that requires it, under normal circumstances, to invest at least 80% of its net assets (plus borrowings for investment purposes, if any) in investments that provide exposure to the S&P 500® Index. Although this requirement may be changed by the Board of Trustees without shareholder approval, the Fund will notify shareholders in writing at least 60 days prior to any change in its 80% policy.

Non-Principal Investments

Cash Equivalents and Short-Term Investments

The Fund may invest in securities with maturities of less than one year or cash equivalents, or it may hold cash. The percentage of the Fund invested in such holdings varies and depends on several factors, including market conditions. For temporary defensive purposes and during periods of high cash inflows or outflows, the Fund may invest part or all of its assets in these securities or it may hold cash. During such periods, the Fund may not be able to achieve its investment objective. The Fund may adopt a defensive strategy when the portfolio managers believe securities in which such Fund normally invests have elevated risks due to political or economic factors and in other extraordinary circumstances. For more information on eligible short-term investments, see the SAI.

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Illiquid Investments

The Fund may invest up to 15% of its net assets in securities and other instruments that are, at the time of investment, illiquid (determined using the Securities and Exchange Commission's standard applicable to investment companies, i.e., any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). For this purpose, illiquid investments may include, but are not limited to, certain restricted securities (securities the disposition of which is restricted under the federal securities laws), certain securities that may only be resold pursuant to Rule 144A under the Securities Act, and certain repurchase agreements, among others.

Temporary Investments

In response to market, economic, political, or other conditions, the Fund may temporarily invest for defensive purposes that are inconsistent with the Fund's principal investment strategies. If the Fund does so, different factors could affect the Fund's performance, and the Fund may not achieve its investment objective.

Risks of Investing in the Fund

This prospectus describes the risks you may face as an investor in the Fund. It is important to keep in mind that generally, investments with a higher potential reward also have a higher risk of losing money. The reverse is also commonly true: the lower the risk, the lower the potential reward. However, as you consider an investment in the Fund, you should also take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in this investment for a long period of time to ride out down periods.

As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time, and it is possible to lose money. Each risk summarized below is considered a "principal risk" of investing in the Fund, regardless of the order in which it appears.

Principal Risks

Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs, such as the Fund, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

Cap Change Risk. A new Cap is established at the beginning of each Outcome Period and is dependent on prevailing market conditions at the time the Cap is established. Expected dividends of the Underlying ETF, market interest rates, the Underlying ETF's share price relative to the FLEX Options' strike prices, and the "implied volatility" of the Underlying ETF (the expected frequency and magnitude of changes of the Underlying ETF's share price) can impact the Cap the Fund is able to establish at the beginning of each outcome period. Extremely low interest rates (e.g., 0%) may result in a significantly lower Cap. As such, the Cap may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods. Investors should monitor the changes in the Cap for each Outcome Period, information for which will be made available pursuant to the procedure outlined in the Fund's prospectus.

Capital Protection Risk. There can be no guarantee that the Fund will be successful in its strategy to provide protection against 100% of Underlying ETF losses if the Underlying ETF's share price decreases over the duration of the Outcome Period. The Fund's strategy seeks to deliver returns that match those of the Underlying ETF (up to the Cap), while limiting downside losses, if Fund Shares are held at the time at which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Fund Shares after the FLEX Options were entered into or sells Fund Shares prior to the expiration of the FLEX Options, the Capital Protection that the Fund seeks to provide may not be available. If the Outcome Period has begun and the Underlying ETF has increased in value, the Capital Protection will

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not protect any decreases in the value of the Underlying ETF to the extent of such appreciation, and therefore an investor may experience losses from this appreciated value until the Fund reaches its original NAV from the commencement of the Outcome Period. Similarly, if an investor purchases Fund Shares after the commencement of the Outcome period and the Underlying ETF has increased in value, an investor purchasing Shares at that point will not benefit from the Capital Protection until the Underlying ETF's value decreases to its original value at the commencement of the Outcome Period. Accordingly, such investor will not receive the protection that the Fund seeks to provide until the Fund experiences losses that return it to its value at the commencement of the Outcome Period. If the FLEX Options (and therefore the Capital Protection) do not perform as expected, an investor may experience significant losses on its investment, including the loss of its entire investment.

Capped Upside Risk. The Fund's strategy seeks to provide returns that are subject to the Cap. In the event that the Underlying ETF experiences gains in excess of the Cap for the Outcome Period, the Fund will not participate in, and will underperform the Underlying ETF to the extent of, those gains beyond the Cap. The Fund's strategy seeks to deliver returns that match those of the Underlying ETF (up to the Cap), while protecting against the entirety of downside losses of the Underlying ETF, if Fund Shares are held at the time at which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Fund Shares after the FLEX Options were entered into, there may be little or no ability for that investor to experience an investment gain on their Shares (and such investor may be subjected to potential losses between that Fund Share price and the Fund's NAV at the commencement of the Outcome Period). Further, because the FLEX Options are designed to produce returns that match the price return of the Underlying ETF (subject to the Cap) on the last day of the Outcome Period, if an investor sells Fund Shares prior to the expiration date of the FLEX Options such investor may sell at a point where the Fund's performance does not match the performance of the Underlying ETF over the Outcome Period, and therefore may sell at a point where the Fund has underperformed the Underlying ETF.

Cash Holdings Risk. The Fund may invest in cash and cash equivalents for indefinite periods of time when the Fund's investment adviser determines the prevailing market environment warrants doing so. When the Fund holds cash positions, it may lose opportunities to participate in market appreciation, which may result in lower returns than if the Fund had remained fully invested in the market. Furthermore, cash and cash equivalents may generate minimal or no income and could negatively impact the Fund's performance and ability to achieve its investment objective.

Clearing Member Default Risk. Transactions in some types of derivatives, including FLEX Options, are required to be centrally cleared ("cleared derivatives"). In a transaction involving cleared derivatives, the Fund's counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house ("clearing members") can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member's individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its FLEX Options may, in certain circumstances, be used to satisfy losses of other clients of the Fund's clearing member. In addition, although clearing members guarantee performance of their clients' obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member's bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund's behalf, which heightens the risks associated with a clearing member's default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund's ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund's behalf, the Fund may be unable to effectively implement its investment strategy.

Correlation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods, consistent with the Fund's valuation policy. Because a component of the FLEX option's value will be affected by, among other things, changes in the Underlying ETF's share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF's share price and the remaining time until the FLEX Options expire, the value of the

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Fund's FLEX Options positions is not anticipated to increase or decrease at the same rate as the Underlying ETF's share price, and it is possible they may move in different directions, and as a result, the Fund's NAV may not increase or decrease at the same rate as the Underlying ETF's share price. The Fund's strategy is designed to produce the outcomes upon the expiration of the FLEX Options on the last business day of the Outcome Period, and it should not be expected that the outcomes will be provided at any point other than the end of the Outcome Period.

Costs of Buying and Selling Fund Shares. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

Derivatives Risk. Derivatives are instruments, such as futures and forward foreign currency contracts, whose value is derived from that of other assets, rates or indices. Derivatives may be more volatile than other investments and may magnify the Fund's gains or losses. Successful use of derivatives depends upon the level to which prices of the underlying assets correlate with price movements in the derivatives the Fund buys or sells. The Fund could be negatively affected if the change in market value of its securities fails to correlate with the value of derivatives it purchased or sold. The potential lack of a liquid market for a derivative may prevent the Fund from closing its derivatives positions to limit losses or realize profits. Derivatives may be purchased for a fraction of their value and small price movements may result in an immediate and substantial loss to the Fund. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. In addition, derivative instruments are subject to counterparty risk, meaning that the party with whom the Fund enters into the derivatives transaction (e.g., the clearinghouse or the broker holding the Fund's position for a futures contract or the counterparty for a forward contract) may experience a significant credit event and/or may be unwilling or unable to make timely settlement payments or otherwise honor its obligations. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.

Equity Securities Risk. Equity investments are subject to greater fluctuations in market value than other asset classes as a result of such factors as a company's business performance, investor perceptions, stock market trends and general economic conditions.

FLEX Options Risk. Trading FLEX Options involves risks different from, or possibly greater than, the risks associated with investing directly in securities. The Fund may not experience substantial upside participation from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund's FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund Shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund's FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund's Shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection may impact the value of the Fund and whether the Fund can satisfy its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment. The trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.

The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The FLEX Options are also subject to correlation risk, meaning the value of the FLEX Options does not increase or decrease at the same rate as the Underlying ETF (although they generally move in the same direction) or its underlying

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securities. The value of the FLEX Options prior to the expiration date may vary because of factors other than the value of the Underlying ETF, such as interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, a change in the actual and perceived volatility of the stock market and the Underlying ETF and the remaining time to expiration. FLEX Option prices may also be highly volatile and may fluctuate substantially during a short period of time. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options becomes more difficult and the judgment of the Fund's investment adviser (employing the fair value procedures approved by the Board of Trustees of the Trust) may play a greater role in the valuation of the Fund's holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value. Under those circumstances, the value of the FLEX Options will require more reliance on the investment adviser's judgment than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value paid for shares of the Fund.

Investment Timing Risk. An investor who purchases Fund Shares other than on the first day of the options package and/or sells Fund Shares before the options package expires may not experience the 100% downside protection or upside participation in the Underlying ETF. The Fund's downside protection and upside participation of the Underlying ETF may only be available for investors who hold Fund Shares throughout the complete term of the options package. An investor can expect their Fund Shares to move generally in the same direction as the Underlying ETF during the one-year options package. However, Fund Shares may not experience the same price movement as the price movement of the Underlying ETF. During the duration of the option package, there may be periods of significant disparity between the Fund's NAV and the Underlying ETF's price performance. For example, if an investor purchases Fund Shares during an options package period at a time when the Underlying ETF's share price has increased from its price at the beginning of the options package period, the investor may not be 100% protected against Underlying ETF downside losses. In addition, if an investor purchases Fund Shares during an options package period at a time when the Underlying ETF's share price has increased from its price at the beginning of the options package period, that investor's cap will essentially be decreased from the stated Cap by the amount of the increase in the Underlying ETF's value.

Large-Capitalization Investing Risk. Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks. In addition, larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer preferences. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

Liquidity Risk — FLEX Options. In the event that trading in the underlying FLEX Options is limited or absent, the value of the Fund's FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities, including certain non-customized option contracts. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. Additionally, the liquidation of a large number of FLEX Options may more significantly impact the price in a less liquid market. Further, the Fund requires a sufficient number of participants to facilitate the purchase and sale of options on an exchange to provide liquidity to the Fund for its FLEX Option positions. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund's net asset value and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of the Fund Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times

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of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund's portfolio securities and the Fund's market price. This reduced effectiveness could result in Fund Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Fund Shares.

Market Risk. The risk that the securities markets will increase or decrease in value is considered market risk and applies to any security. If there is a general decline in the stock or fixed-income market, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests.

New Fund Risk. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

Non-Diversification Risk. The Fund is classified as "non-diversified" under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Options Risk. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Fund's ability to utilize options successfully will depend on Calamos Advisors' ability to predict pertinent market movements, which cannot be assured.

The Fund's ability to close out its position as a purchaser or seller of an Options Clearing Corporation or exchange-listed put or call option is dependent, in part, upon the liquidity of the options market. If the Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option to realize any profit or the option would expire and become worthless. If the Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security until the option expired. As the writer of a covered call option on a security, the Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call. The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets until the next trading day.

Unless the parties provide for it, there is no central clearing or guaranty function in an over-the-counter option. As a result, if the counterparty fails to make or take delivery of the security or other instrument underlying an over-the-counter option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such counterparty or any guarantor or credit enhancement of the counterparty's credit to determine the likelihood that the terms of the over-the-counter option will be satisfied.

The Fund may also purchase or write over-the-counter put or call options, which involves risks different from, and possibly greater than, the risks associated with exchange-listed put or call options. In some instances, over-the-counter put or call options may expose the Fund to the risk that a counterparty may be unable or unwilling to perform according to a contract, and that any deterioration in a counterparty's creditworthiness could adversely affect the instrument. In addition, the Fund may be exposed to a risk that losses may exceed the amount originally invested.

Premium-Discount Risk. The Fund's Shares may trade above or below their NAV. The market prices of Fund Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Fund Shares on the Exchange. The trading price of Fund Shares may deviate significantly from NAV during periods of market volatility.

Secondary Market Trading Risk. Investors buying or selling Fund Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund Shares. Although the Fund's Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Fund Shares on the Exchange may be halted.

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Additional Information About Investment Strategies and Related Risks

Sector Risk. To the extent the Underlying ETF invests a significant portion of its assets in a particular sector, a greater portion of the Fund's performance may be affected by the general business and economic conditions affecting that sector. Each sector may share economic risk with the broader market, however there may be economic risks specific to each sector. As a result, returns from those sectors may trail returns from the overall stock market and it is possible that the Underlying ETF may underperform the broader market.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The federal income tax treatment of the securities in which the Fund may invest, including the Fund's option strategy, may not be clear or may be subject to recharacterization by the Internal Revenue Service. It could be more difficult to comply with the tax requirements applicable to RICs if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the Internal Revenue Service. Any such failure to comply with the rules applicable to RICs could cause the Fund to fail to qualify as such. To qualify and maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published Internal Revenue Service guidance or case law on how to determine the "issuer" of certain derivatives that the Fund will enter into. Based upon the language in the legislative history, the Fund intends to treat the issuer of an equity option as the referenced asset and to treat any income it may derive from an equity option as "qualifying income" under the provisions of the Code applicable to RICs. In the case of FLEX Options, assuming the referenced asset qualifies as a RIC, treating the issuer as the referenced asset would allow the Fund to count the FLEX Options as automatically diversified investments under the RIC diversification requirements. If the income is not qualifying income or the issuer of equity options, including FLEX Options, is not appropriately the referenced asset, the Fund may not qualify, or may be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund's taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

The Fund's investments in offsetting positions with respect to the Underlying ETF may affect the character of gains or losses realized by the Fund under the Code's "straddle" rules and may increase the amount of short-term capital gain realized by the Fund. Certain options the Fund holds may not qualify as "Section 1256 contracts" under Section 1256 of the Code, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

There is a risk that if the offsetting FLEX Options are held by a single person that the IRS may take the position that the FLEX Options, viewed together, should be treated as a single debt instrument for federal tax purposes. The result of such a position would be that the Fund would fail the RIC diversification tests causing the RIC to be taxed as a C corporation, unless certain cure rights based upon reasonable cause may apply. The Fund has obtained an opinion of tax counsel that the FLEX Options should not be collapsed into a single instrument. However, such an opinion is not binding upon the IRS or the courts.

Trading Issues Risk. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange's "circuit breaker" rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund's assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.

Underlying ETF Risk. The Fund invests in FLEX Options that reference an ETF, which subjects the Fund to certain of the risks of owning shares of an ETF as well as the types of instruments in which the Underlying ETF invests. The value of an ETF will fluctuate over time based on fluctuations in the values of the securities held by the ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. In addition, ETFs are subject to absence of an active market risk, premium/discount risk, tracking error risk and trading issues risk. Brokerage, tax and other expenses may negatively impact the performance of the Underlying ETF and, in turn, the value of the Fund's shares. An ETF that tracks an index may not exactly match the performance of the index due to cash drag, differences between the portfolio of the ETF and the components of the index, expenses and other factors.

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Additional Information About Investment Strategies and Related Risks

Valuation Risk. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options and/or LEAPS Options may become more difficult. In market environments where there is reduced availability of reliable objective pricing data, the judgment of Calamos Advisors in determining the fair value of the security may play a greater role. While such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.

The following are non-principal risks that generally apply to the Fund:

Cybersecurity Risk. Investment companies, such as the Fund, and their service providers are exposed to operational and information security risks resulting from cyberattacks, which may result in financial losses to the Fund and its shareholders. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, "ransomware" that renders systems inoperable until ransom is paid, the unauthorized release of confidential information, or various other forms of cybersecurity breaches. Cyber-attacks affecting the Fund, Calamos Advisors, custodian, transfer agent, distributor, market maker, authorized participants, administrator, intermediaries, trading counterparties, and other third-party service providers may adversely impact the Fund or the companies in which the Fund invests, causing the Fund's investments to lose value or to prevent a shareholder redemption or purchase from clearing in a timely manner. The use of artificial intelligence could exacerbate these risks.

Investment Management Risk. Whether the Fund achieves its investment objective(s) is significantly impacted by whether the Adviser is able to choose suitable investments for the Fund.

Market Disruption Risk. Certain events have a disruptive effect on securities markets, including but not limited to, terrorist attacks, war and other geopolitical events or catastrophes. The Adviser cannot predict the effect of similar events in the future on the U.S. or foreign economies. Certain securities such as high yield and equity securities tend to be impacted more by these events than other types of securities in terms of price and volatility.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund's ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Recent Market Events. Since the 2008 financial crisis, financial markets throughout the world have experienced periods of increased volatility, depressed valuations, decreased liquidity and heightened uncertainty and turmoil. This turmoil resulted in unusual and extreme volatility in the equity and debt markets, in the prices of individual securities and in the world economy. Events that have contributed to these market conditions include, but are not limited to, major cybersecurity events, geopolitical events (such as wars, terror attacks, natural or environmental disasters, country instability, and public health emergencies), measures to address budget deficits, downgrading of sovereign debt, dramatic changes in currency exchange rates, and public sentiment.

In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time. Economic, financial or political events, trading and tariff arrangements, terrorism, natural disasters, rapid technological developments, such as artificial intelligence, and other circumstances in one country or region could have profound impacts on global economies or markets. Widespread disease and virus epidemics and pandemics, such as the coronavirus outbreak, could likewise be highly disruptive, adversely affecting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments.

Portfolio security holdings disclosure

A description of the Fund's policies and procedures in connection with the disclosure of portfolio security holdings of the Fund are available in the SAI and on the Fund's website, www.calamos.com.

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Fund Facts

Who manages the Fund?

Investment Adviser

The Fund is advised by Calamos Advisors LLC ("Calamos Advisors" or the "Advisor"), 2020 Calamos Court, Naperville, Illinois 60563. Calamos Advisors, an investment adviser registered with the SEC effective May 29, 1987, is a wholly owned subsidiary of Calamos Investments LLC ("CILLC"). CILLC's assets under management as of December 31, 2024, were $40 billion ($38 billion of which represented Calamos Advisors' assets under management). Calamos Asset Management, Inc. ("CAM") is the sole manager of CILLC. As of July 31, 2025, approximately 22.4% of the outstanding interests of CILLC was owned by CAM, 77.72% by Calamos Partners LLC ("CPL"), and 0.04% by Calamos Equity Partners LLC ("CEP"). CAM is owned by John P. Calamos, Sr. and John S. Koudounis. CPL is owned by Calamos Family Partners, Inc. ("CFP") and John S. Koudounis. CFP is beneficially owned by members of the Calamos family, including John P. Calamos, Sr. CEP is owned by John S. Koudounis and Daniel L. Dufresne.

Subject to the overall authority of the Board of Trustees, Calamos Advisors provides continuous investment supervision and management to the Fund under a management agreement and also furnishes office space, equipment and management personnel. For these services, the Fund pays Calamos Advisors a fee based on its average daily net assets, which is accrued daily and paid on a quarterly basis. The Fund will pay fees (before any reimbursement) under the management agreement in the following amounts as a percentage of its average net assets:

ETF	FEES
Calamos S&P 500® Structured Alt Protection ETF® — August	0.69%

Out of this management fee, Calamos Advisors pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other service and license fees, except for distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, acquired fund fees and expenses, brokerage commissions and other expenses connected with the execution of portfolio transactions, taxes, interest, and extraordinary expenses.

At a meeting held on June 24, 2025, the Board of Trustees approved the Investment Management Agreement for the Fund. A discussion regarding the basis for the Board's approval of the Investment Management Agreement on behalf of the Fund is included in the Fund's Form N-CSR for the fiscal year ended July 31, 2025.

Portfolio Managers

David O'Donohue. David O'Donohue joined Calamos Advisors in August 2014 and has been a Sr. Co-Portfolio manager (since February 2024) and Co-Head of Alternative Strategies (since July 2024) and was a Co-Portfolio Manager from September 2015 through January 2024. Between March 2013 and August 2014, he was a Trader at Forty4 Asset Management LLC/Hard8 Futures LLC. Prior thereto, Mr. O'Donohue was a Portfolio Manager at Chicago Fundamental Investment Partners LLC from February 2009 to November 2012.

Jimmy Young. Jimmy Young joined Calamos Advisors in June 2003 and has been a Co-Portfolio Manager since February 2019. Between February 2018 and February 2019, he was an Assistant Portfolio Manager. Prior thereto, he was a senior strategy analyst from September 2015 to February 2018. Between July 2013 and August 2015, he was a strategy analyst.

Eli Pars. Eli Pars joined Calamos Advisors in May 2013 and has been Co-CIO, Co-Head of Alternative Strategies (since July 2024; previously served as Head of Alternative Strategies from September 2015 to June 2024) and Co-Head of Convertible Strategies, as well as a Senior Co-Portfolio Manager since September 2015. Between May 2013 and September 2015, he was a Co-Portfolio Manager. Previously, he was a Portfolio Manager at Chicago Fundamental Investment Partners from February 2009 until November 2012.

Jason Hill. Jason Hill joined Calamos Advisors in March 2004 and has been a Sr. Co-Portfolio Manager since February 2024 and was a Co-Portfolio Manager from June 2014 through January 2024. Between August 2013 and June 2014, he was a Senior Strategy Analyst. Previously, he was a Portfolio Administrator.

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Fund Facts

Anthony Vecchiolla. Anthony Vecchiolla joined Calamos Advisors in May 2014 and since February 2023 has been Co-Portfolio Manager. Previously, he was Research Associate from May 2014 to August 2015, Research Analyst September 2015 to February 2020, Senior Research Analyst from February 2020 to February 2021, and Assistant Portfolio Manager from February 2021 to January 2023.

Jordan Rosenfeld. Jordan Rosenfeld joined Calamos Advisors in April 2025 and is a Co-Portfolio Manager. Between June 2018 to March 2025, Mr. Rosenfeld was a Senior Director and Portfolio Manager at Milliman, where he was responsible for managing derivatives strategies in exchange-traded funds, mutual funds, and unit investment trusts. Previously, he was a Trader at Gelber Group from January 2016 to December 2017.

The Fund's SAI provides additional information about each portfolio manager, including other accounts they manage, their ownership in the Calamos Family of Funds and their compensation.

Management Approach

Calamos Advisors employs a "team of teams" approach to portfolio management, led by the Global CIO and our CIO team consisting of 5 Co-CIOs with specialized areas of investment expertise. The Global CIO and Co-CIO team are responsible for oversight of investment team resources, investment processes, performance and risk. As heads of investment verticals, Co-CIOs manage investment team members and, along with Co-Portfolio Managers and Associate Portfolio Managers, have day-to-day portfolio oversight and construction responsibilities of their respective investment strategies. While investment research professionals within each Co-CIO's team are assigned specific strategy responsibilities, they also provide support to other investment team verticals, creating deeper insights across a wider range of investment strategies. The combination of specialized investment teams with cross-team collaboration results in what we call our team of teams approach.

This team of teams approach is further reflected in the composition of Calamos Advisors' Investment Committee, made up of the Global CIO, the Co-CIO team, and the Global Head of Trading. Other members of the investment team participate in Investment Committee meetings in connection with specific investment related issues or topics as deemed appropriate.

The structure and composition of the Investment Committee results in a number of benefits, as it:

•  Leads to broader perspective on investment decisions: multiple viewpoints and areas of expertise feed into consensus;

•  Promotes collaboration between teams; and

•  Functions as a think tank with the goal of identifying ways to outperform the market on a risk-adjusted basis.

The objectives of the Investment Committee are to:

•  Form the firm's top-down macro view, market direction, asset allocation, and sector/country positioning.

•  Establish firm-wide secular and cyclical themes for review.

•  Review firm-wide and portfolio risk metrics, recommending changes where appropriate.

•  Review firm-wide, portfolio and individual security liquidity constraints.

•  Evaluate firm-wide and portfolio investment performance.

•  Evaluate firm-wide and portfolio hedging policies and execution.

•  Evaluate enhancements to the overall investment process.

How to Buy and Sell Shares

Fund Shares are listed for secondary trading on the Exchange under the symbol CPSA and individual Fund Shares may only be purchased and sold in the secondary market through a broker-dealer. The Exchange and secondary markets are closed on weekends and also are generally closed on the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Exchange may close early on the business day before certain holidays and on the day after Thanksgiving Day. Exchange holiday schedules are subject to change without notice. If you buy or sell Fund Shares in the secondary market, you will pay the secondary market price for Fund Shares. In addition, you may incur customary brokerage commissions and charges and may

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Fund Facts

pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

The trading prices of Fund Shares will fluctuate continuously throughout trading hours based on market supply and demand rather than the relevant Fund's net asset value, which is calculated at the end of each business day. Fund Shares will trade on the Exchange at prices that may be above (i.e., at a premium) or below (i.e., at a discount), to varying degrees, the daily net asset value of Fund Shares. The trading prices of Fund Shares may deviate significantly from the Fund's net asset value during periods of market volatility. Given, however, that Fund Shares can be issued and redeemed daily in Creation Units, the Adviser believes that large discounts and premiums to net asset value should not be sustained over long periods.

Authorized Participants may acquire shares directly from the Fund, and Authorized Participants may tender their shares for redemption directly to the Fund, at NAV per share only in Creation Units. Purchases and redemptions directly with the Fund must follow the Fund's procedures, which are described in the SAI.

The Fund may liquidate and terminate at any time without shareholder approval.

Book Entry

Fund Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding Shares of the Fund and is recognized as the owner of all Shares for all purposes.

Investors owning Fund Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Fund Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Fund Shares, you are not entitled to receive physical delivery of stock certificates or to have Fund Shares registered in your name, and you are not considered a registered owner of Fund Shares. Therefore, to exercise any right as an owner of Fund Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or "street name" form.

Fund Share Trading Prices

The trading prices of Shares of the Fund on the Exchange may differ from the Fund's daily NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of Shares of the Fund.

The approximate value of Shares of the Fund, an amount representing on a per share basis the sum of the current market price of the cash or securities, as applicable, accepted by the Fund in exchange for Shares of the Fund and an estimated cash component, if any, is disseminated every 15 seconds throughout the trading day through the facilities of the Consolidated Tape Association. This approximate value should not be viewed as a "real-time" update of the NAV per Share of the Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The Fund is not involved in, or responsible for, the calculation or dissemination of the approximate value of the Fund Shares and the Fund does not make any warranty as to its accuracy.

Frequent Purchases and Redemptions of Fund Shares

Shares of the Fund may be purchased and redeemed directly from the Fund only in Creation Units by Authorized Participants. The vast majority of trading in Shares of the Fund occurs on the secondary market, and does not involve the Fund directly. In-kind purchases and redemptions of Creation Units by Authorized Participants and cash trades on the secondary market are unlikely to cause many of the harmful effects of frequent purchases and/or redemptions of Fund Shares. Cash purchases and/or redemptions of Creation Units, however, can result in disruption of portfolio management, dilution to the Fund and increased transaction costs, which could negatively impact the Fund's ability to achieve its investment objective, and may lead to the realization of capital gains. These consequences may increase as the frequency of cash purchases and redemptions of Creation Units by Authorized Participants increases. However, direct trading by Authorized Participants is critical to ensuring that Fund Shares trade at or close to NAV.

The Fund impose no restrictions on the frequency of purchases and redemptions ("market timing"). To minimize these potential consequences of frequent purchases and redemptions of Fund Shares, the Fund employs fair valuation pricing, and

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Fund Facts

imposes transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs the Fund incurs in effecting trades. In addition, the Adviser monitors trades by Authorized Participants for patterns of abusive trading and the Fund reserves the right to not accept orders from Authorized Participants that the Adviser has determined may be disruptive to the management of the Fund, or otherwise are not in the best interests of the Fund. For these reasons, the Board has not adopted policies and procedures with respect to frequent purchases and redemptions of Fund Shares. The Trust's policies and procedures regarding frequent purchases and redemptions may be modified by the Board of Trustees at any time.

The Trust's policies and procedures prohibit the practice of any officer or employee of the Trust, a Trust investment adviser (including any sub-adviser), the distributor, custodian, or transfer agent, or other affiliated person of the Trust placing orders to purchase or redeem shares of a series of the Trust after the designated time as of which the Fund calculates its NAV (i.e., "late trading").

Distribution and Service Plan

The Fund has adopted a distribution and service plan ("Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services ("Service Providers"). If a Service Provider provides such services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Fund, however, and there are no current plans to impose these fees. In the event Rule 12b-1 fees are charged, over time they would increase the cost of an investment in the Fund because they would be paid on an ongoing basis.

Fund Website and Disclosure of Portfolio Holdings

The Trust maintains a website for the Fund at www.calamos.com. Among other things, this website includes this Prospectus and the SAI, and will include the Fund's holdings, the Fund's last annual and semi-annual reports (when available), pricing information about Fund Shares trading on the Exchange, daily NAV calculations and a historical comparison of the trading prices to NAV.

Each day the Fund is open for business, the Trust publicly disseminates the Fund's full portfolio holdings as of the close of the previous day through its website at www.calamos.com. A description of the Trust's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the Fund's SAI.

Dividends, Other Distributions and Taxes

Fund Distributions

The Fund distributes its net realized capital gains, if any, to shareholders annually. Ordinarily, dividends from net investment income, if any, are declared and paid at least annually by the Fund.

Distributions in cash may be reinvested automatically in additional whole Fund Shares only if the broker through whom you purchased Fund Shares makes such option available. The Fund realizes capital gains or losses whenever it sells securities. Net long-term capital gains are distributed to shareholders as "capital gain dividends."

Brokers may make available to their customers who own Fund Shares the DTC book-entry dividend reinvestment service. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require Fund shareholders to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and net realized gains will be automatically reinvested in additional whole Fund Shares of the Fund purchased in the secondary market. Without this service, investors would receive their distributions in cash.

Taxes

As with any investment, you should consider how your investment in Fund Shares will be taxed. The tax information in this prospectus is provided only as general information. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer,

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Fund Facts

or other investor with special circumstances. However, with respect to certain tax issues, the summaries describe the general tax treatment of certain distributions made to corporations and non-U.S. persons. In addition, this section does not describe your state, local or non-U.S. tax consequences. You should consult your own tax advisor about the tax consequences of an investment in Fund Shares.

Fund distributions to you and the sale or redemption of your Fund Shares will have tax consequences to you. Such consequences may be different if you hold your Fund Shares through a tax-exempt entity or tax-advantaged retirement account, such as an individual retirement account or 401(k) plan.

The Fund has elected to be treated, and intends to qualify each year, as a regulated investment company (a "RIC") under the Code. As a RIC, the Fund is generally not subject to corporate-level U.S. federal income tax on any net ordinary income or capital gains that are timely distributed to shareholders. However, the Fund's failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in corporate-level taxation and, consequently, a reduction in amounts available for distribution to shareholders.

The Fund may enter into option agreements with the same counterparty but has taken the position that the option agreements are separate agreements. Under general tax principles, the Fund would not accrue income on separate option agreements during the term of the agreements. However, if the agreements are treated as one agreement, the Fund might be required to accrue income and make annual distributions of income. If the Fund is required to accrue income, but does not distribute the income to shareholders, the Fund may fail to qualify as a RIC. In addition, if the agreements are treated as one agreement, the Fund may fail either or both of the RIC income and diversification tests.

For purposes of the diversification tests, the identification of the issuer (or, in some cases, issuers) of a particular investment can depend on the terms and conditions of such investment. In particular, there is no published Internal Revenue Service guidance or case law on how to determine the "issuer" of various derivatives that the Fund may enter into. Therefore, there is a risk that the Fund will not meet the Code's diversification requirements and will not qualify, or will be disqualified, as a RIC.

Taxes on Distributions

Distributions by the Fund generally are taxable to you as ordinary income or capital gains. Distributions are subject to federal income tax, whether received in cash or reinvested in additional Fund Shares or shares of another fund, and may be subject to state or local taxes. Distributions of the Fund's "investment company taxable income" generally will be taxable as ordinary income to the extent of the Fund's current or accumulated earnings and profits. Notwithstanding the foregoing, distributions that are attributable to "qualified dividends" received by the Fund may be eligible to be taxed at long-term capital gains rates, as long as the Fund and the shareholder meet certain holding period requirements. It is not anticipated that the Fund will have qualified dividend income.

Distributions of the Fund's net capital gain that are properly reported by the Fund as "capital gain dividends" will generally be taxable to you as long-term capital gains, currently at a maximum rate of 20%, regardless of your holding period in the Fund's Shares. The Fund's option strategy is likely to reduce the amount of dividends that might otherwise qualify as capital gains dividends. Distributions in excess of the Fund's current and accumulated earnings and profits first will reduce your adjusted tax basis in your Fund Shares and, after the adjusted basis is reduced to zero, will constitute capital gain. Such capital gain will be long-term capital gain and thus, will be taxed at a maximum rate of 20%, if the distributions are attributable to Fund Shares that you have held for more than one year.

Certain non-corporate taxpayers will also be subject to a 3.8% U.S. federal Medicare contribution tax with respect to the lesser of (1) their "net investment income" or (2) the excess of their "modified adjusted gross income" over a threshold amount ($200,000 for single taxpayers and $250,000 for taxpayers who are married and filing jointly).

Corporate shareholders of the Fund are generally eligible for a dividends-received deduction with respect to ordinary income dividends (but not capital gain dividends) properly designated as eligible for such deduction by the Fund, as long as the Fund and the corporate shareholder meet certain holding period and other requirements. It is not anticipated that the Fund will make distributions eligible for the dividend-received deduction.

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Fund Facts

Under a dividend reinvestment service, you may have the option to have all cash distributions automatically reinvested in additional Fund Shares. Any distributions reinvested under such a service will nevertheless be taxable to you as described above.

You will have an adjusted basis in the additional Fund Shares purchased through such a reinvestment service equal to the amount of the reinvested distribution plus the amount of any fees charged for the transaction. The additional Fund Shares will have a holding period commencing on the day following the day on which they are credited to your account.

A distribution will reduce the Fund's NAV per Share and generally will be taxable to you as ordinary income or capital gain even if it is paid from income or gains earned by the Fund before you invested in the Fund. From an investment standpoint, such a distribution constitutes a return of capital. However, from a tax standpoint, it constitutes taxable income. In general, distributions are subject to federal income tax as of the date of payment. However, distributions paid in January will be treated as paid on December 31 of the prior year if they were declared and payable to shareholders of record on a date in October, November or December of the prior year.

The Fund's transactions in derivatives, as well as any of its hedging, short sale, securities loan or similar transactions may be subject to one or more special tax rules. These rules may affect whether gains and losses recognized by the Fund are treated as ordinary or capital, accelerate the recognition of income or gains to the Fund, defer losses to the Fund, and cause adjustments in the holding periods of the Fund's securities, thereby affecting whether capital gains and losses are treated as short-term or long-term. These rules could therefore affect the amount, timing and/or character of distributions to shareholders and thus taxes payable by shareholders.

The FLEX Options included in the Fund's portfolio are exchange-traded options. Under Section 1256 of the Code, certain types of exchange-traded options are treated as if they were sold (i.e., "marked to market") at the end of each year. The Fund does not believe that some of the positions in FLEX Options held by the Fund will be subject to Section 1256, which means that the positions will not be marked to market, but the positions will be subject to the straddle rules.

The straddle rules may affect the character of gains (or losses) realized by the Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that the Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

The tax consequences of straddle transactions to the Fund are not entirely clear in all situations under currently available authority. The straddle rules may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to U.S. shareholders in a non-liquidating distribution. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, if the Fund makes a non-liquidating distribution of its short-term capital gain, the amount which must be distributed to U.S. shareholders as ordinary income may be increased substantially as compared to the Fund that did not engage in such transactions.

You may be subject to federal back-up withholding tax, if you do not provide the Fund with a taxpayer identification number (for an individual, a social security number) and make other required certifications, or the Internal Revenue Service informs the Fund that your tax identification number is incorrect. Backup withholding is not an additional tax. You may claim the amount withheld as a credit on your federal income tax return, provided you furnish the appropriate information to the Internal Revenue Service.

Taxes When Shares are Sold

Any capital gain or loss realized upon a sale of Fund Shares is generally treated as long-term capital gain or loss if you have held the Fund Shares for more than one year and as short-term capital gain or loss if you have held the Fund Shares for one year or less. The ability to deduct capital losses realized on a sale of Fund Shares may be limited.

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Fund Facts

Taxes on Purchase and Redemption of Creation Units

An Authorized Participant that exchanges equity securities for Creation Units will generally recognize a gain or a loss on the exchange. Any such gain or loss will be equal to the difference between the market value of the Creation Units at the time of the exchange, plus (or minus) the cash amount received (or paid), and such Authorized Participant's aggregate basis in the securities surrendered. A person who redeems Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the aggregate market value of the securities received plus (or minus) any cash received (or paid), and such person's basis in the Creation Units redeemed. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in the Authorized Participant's economic position with respect to such Creation Units. Persons exchanging securities should consult their own tax advisor with respect to the applicability of the wash sale rules and the availability and timing of a deduction for any loss. In addition, when a regulated investment company redeems a shareholder in kind, the regulated investment company generally is not required to recognize taxable gains in respect of the portfolio securities it distributes to the redeeming shareholder. However, the Fund may be required to recognize taxable gain on the distribution of certain securities, and the Internal Revenue Service may assert that the Fund must recognize taxable gain in respect of certain other securities that the Fund distributes to a shareholder in exchange for Creation Units, which may increase the amount of taxable gains that the Fund would otherwise be required to distribute in order to maintain its qualification as a regulated investment company and avoid the Fund-level tax.

Any capital gain or loss realized upon a redemption of Creation Units is generally treated as long-term capital gain or loss if the Creation Units have been held for more than one year and as short-term capital gain or loss if the Creation Units have been held for one year or less. If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Fund Shares you purchased or sold and at what price.

Authorized Participants that are dealers may be subject to special tax rules and should consult their own tax advisors regarding the tax consequences of purchasing and redeeming Creation Units in their capacity as dealers.

Treatment of Fund Expenses

Expenses incurred and deducted by the Fund will generally not be treated as income taxable to you.

Non-U.S. Investors

If you are a non-U.S. investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you should be aware that, generally, subject to applicable tax treaties, distributions from the Fund will be characterized as dividends for U.S. federal income tax purposes (other than dividends which the Fund properly reports as capital gain dividends) and will be subject to U.S. federal income taxes, including withholding taxes, subject to certain exceptions described below. However, distributions received by a non-U.S. investor from the Fund that are properly reported by the Fund as capital gain dividends may not be subject to U.S. federal income taxes, including withholding taxes, provided that the Fund makes certain elections and certain other conditions are met. The Fund's option strategy is likely to reduce the amount of distributions otherwise eligible to be capital gains dividends.

Distributions may be subject to a U.S. withholding tax of 30% in the case of distributions to (i) certain non-U.S. financial institutions that have not entered into an agreement with the U.S. Treasury to collect and disclose certain information and are not resident in a jurisdiction that has entered into such an agreement with the U.S. Treasury and (ii) certain other non-U.S. entities that do not provide certain certifications and information about the entity's U.S. owners. The Internal Revenue Service and the Department of Treasury have issued proposed regulations providing that these withholding rules will not be applicable to the gross proceeds of share redemptions or capital gains dividends that the Fund pays.

Other Tax Matters

The foregoing is only a summary of certain federal income tax considerations of investing in the Fund under current law, which is subject to change in the future. Shareholders who are not U.S. persons within the meaning of the Code, such as non-resident aliens, foreign trusts or estates, or foreign corporations or partnerships may be subject to different U.S. federal income tax treatment.

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Fund Facts

You may also be subject to state and local taxes on distributions paid by the Fund, and sales and redemptions of Fund Shares. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific tax situation. More information about taxes can be found in the Fund's SAI.

Net Asset Value

The NAV of shares is determined at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on each day the New York Stock Exchange ("NYSE") is open. NAV is computed by determining the aggregate market value of all assets of the Fund, less its liabilities, divided by the total number of shares outstanding (assets-liabilities)/number of shares = NAV). The NYSE is closed on weekends and New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV takes into account the expenses and fees of the Fund, including management, administration, and distribution fees, which are accrued daily. The determination of NAV for the Fund for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received by the Fund (or an authorized broker or agent, or its authorized designee) before the close of trading on the NYSE on that day.

Generally, securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") National Market System for which market quotations are readily available shall be valued using the NASDAQ official closing price. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Futures, swaps and options contracts listed for trading on a futures or options exchange or board of trade for which market quotations are generally available are valued at the last quoted sale price, or, in the absence of a sale, at the mean of the last bid and ask price. Total return swaps on exchange-listed securities are valued at the last quoted sale price, or, in the absence of a sale, at the mean of the last bid and ask price.

Securities held by the Fund are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Board of Trustees ("Valuation Procedures"). If market quotations are not readily available, securities or other assets will be valued at their fair value as determined in good faith by the Adviser in accordance with procedures approved by the Board and evaluated by the Board as to the reliability of the fair value method used. In these cases, the Fund's NAV will reflect certain portfolio securities' fair values rather than their market prices. Fair value pricing involves subjective judgments, and it is possible that the fair value determined for a security or other asset may be materially different than the value that could be realized upon the sale of that security or other asset. The fair value prices can differ from market prices. The Board of Trustees has designated Calamos Advisors as "valuation designee" for the Fund. The valuation designee is responsible for determining the value of the Fund's investments. The designee may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to ensure the process produces reliable results.

The Fund may use independent pricing services to assist in calculating the value of the Fund's securities or other assets.

With respect to any portion of the Fund's assets that are invested in one or more open-end management investment companies registered under the 1940 Act, the Fund's net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

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Fund Facts

Fund Service Providers

State Street Bank and Trust Company ("State Street"), located at One Congress Street, Suite 1, Boston, Massachusetts 02114-2016, serves as the Fund's administrator, custodian, fund accounting and transfer agent.

Calamos Financial Services LLC ("CFS"), located at 2020 Calamos Court, Naperville, Illinois 60563, serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in Fund Shares.

Ropes & Gray LLP, located at 191 North Wacker Drive, 32nd Floor, Chicago, IL 60606, serves as legal counsel to the Trust.

Premium/Discount Information

Information showing the number of days the market price of the Fund Shares was greater (at a premium) and less (at a discount) than the Fund's NAV for the most recently completed calendar year, and the most recently completed calendar quarters since that year (or the life of the Fund, if shorter), is available at www.calamos.com.

Investments by Other Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including Fund Shares. The SEC adopted Rule 12d1-4 under the 1940 Act on November 19, 2020, which became effective January 19, 2021. The Fund is required to comply with the conditions of Rule 12d1-4, which allows, subject to certain conditions, the Fund to invest in other registered investment companies and other registered investment companies to invest in the Fund beyond the limits contained in Section 12(d)(1) of the 1940 Act.

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Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance for the period of August 1, 2024 (commencement of operations) through July 31, 2025. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's financial statements, are included in the SAI, which is available upon request.

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the year was as follows:

	August 1, 2024• through July 31,
	2025
Per share operating performance
Net asset value, beginning of year	$24.25
Income from investment operations:
Net investment income (loss)(a)	(0.17)
Net realized and unrealized gain (loss)	2.14
Total from investment operations	1.97
Less distributions to common shareholders from:
Net investment income	—
Total distributions	—
Net asset value, end of year	$26.22
Total return applicable to common shareholders
Total investment return based on:
Net asset value(b)	8.12%
Ratios to average net assets applicable to common shareholders
Net expenses	0.69	%(c)
Net investment income (loss)	(0.68	%)(c)
Supplemental data
Net assets applicable to common shareholders, end of year (000)	$37,360
Portfolio turnover rate(d)(e)	0%

  •  Commencement of operations.

  (a)  Net investment income (loss) allocated based on average shares method.

  (b)  Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

  (c)  Annualized.

  (d)  Not annualized.

  (e)  Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

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Other Information

Continuous Offering

The method by which Creation Units of Fund Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of Fund Shares are issued and sold by the Fund on an ongoing basis, a "distribution," as such term is used in the Securities Act of 1933, as amended (the "Securities Act"), may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirements and liability provisions of the Securities Act. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Fund Shares and sells the Fund Shares directly to customers or if it chooses to couple the creation of a supply of new Fund Shares with an active selling effort involving solicitation of secondary market demand for Fund Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in Fund Shares, whether or not participating in the distribution of Fund Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not "underwriters" but are participating in a distribution (as contrasted with engaging in ordinary secondary market transactions) and thus dealing with the Fund Shares that are part of an overallotment within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national exchange.

Disclaimer

The "S&P 500®" is a product of S&P Dow Jones Indices LLC or its affiliates ("SPDJI") and has been licensed for use by Calamos Advisors LLC ("Calamos Advisors"). S&P®, S&P 500®, SPX®, SPY®, US 500TM, The 500TM, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates ("S&P"); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"). It is not possible to invest directly in an index. The Fund is not sponsored or sold by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, "S&P Dow Jones Indices"). S&P Dow Jones Indices do not make any representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500® Index to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices' only relationship to Calamos Advisors with respect to the S&P 500® Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P 500® Index is determined, composed and calculated by S&P Dow Jones Indices without regard to Calamos Advisors or the Fund. S&P Dow Jones Indices have no obligation to take the needs of Calamos Advisors or the owners of the Fund into consideration in determining, composing or calculating the S&P 500® Index. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the Fund. There is no assurance that investment products based on the S&P 500® Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment adviser, commodity trading advisor, commodity pool operator, broker dealer, fiduciary, promoter" (as defined in the Investment Company Act of 1940, as amended), "expert" as enumerated within 15 U.S.C. § 77k(a) or tax advisor. Inclusion of a security, commodity, crypto currency or other asset within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, commodity, crypto currency or other asset, nor is it considered to be investment advice or commodity trading advice.

NEITHER S&P DOW JONES INDICES NOR THIRD PARTY LICENSOR GUARANTEES THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P 500® INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY

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Other Information

ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY CALAMOS ADVISORS, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500® INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBLITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. S&P DOW JONES INDICES HAS NOT REVIEWED, PREPARED AND/OR CERTIFIED ANY PORTION OF, NOR DOES S&P DOW JONES INDICES HAVE ANY CONTROL OVER, THE LICENSEE PRODUCT REGISTRATION STATEMENT, PROSPECTUS OR OTHER OFFERING MATERIALS. THERE ARE NO THIRD-PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND CALAMOS ADVISORS, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

Summary of Certain Provisions of the Second Amended and Restated Trust Instrument

The summary below is a synopsis of certain provisions contained in the Trust's Second Amended and Restated Trust Instrument (the "Trust Instrument"). Shareholders should refer to the Trust Instrument for further information. Defined terms have the meanings contained in the Trust Instrument.

Derivative Actions

The Second Amended and Restated Trust Instrument (the "Trust Instrument") requires, within Section 9 of Article IV, that before bringing any derivative action on behalf of the Fund, Shareholders must have made a written demand to the Board of Trustees requesting that they cause the Trust or affected Series or Class, as applicable, to file the action itself.

In order to warrant consideration, any such written demand must include at least the following:

(1)  a detailed description of the action or failure to act complained of and the facts upon which each such allegation is made;

(2)  a statement to the effect that the complaining Shareholders believe that they will fairly and adequately represent the interests of similarly situated Shareholders in enforcing the right of the Trust or the affected Series or Class, as applicable and an explanation of why the complaining Shareholders believe that to be the case;

(3)  a certification that the following requirements have been met, as well as information reasonably designed to allow the Trustees to verify that certification:

(a)  each complaining Shareholder was a Shareholder of the Trust or the affected Series or Class, as applicable, at the time of the action or failure to act complained of, or acquired the Shares afterwards by operation of law from a Person who was a Shareholder at that time; and

(b)  each complaining Shareholder was a Shareholder of the Trust or the affected Series or Class, as applicable, as of the time the demand required by Section 9 of Article IV was made; and

(4)  a certification that each complaining Shareholder will be a Shareholder of the Trust or the affected Series or Class, as applicable as of the commencement of the derivative action.

The Trust Instrument further provides that at least 10% of the Shareholders of the Trust or the affected Series or Class, as applicable, must join in bringing the derivative action. This provision does not apply to claims brought under the federal securities laws.

The Trust Instrument also provides that a copy of the derivative complaint must be served on the Trust, assuming the requirements described above have already been met and the derivative action has not been barred as further described in the Trust Instrument.

Forum and Waiver of Jury Trial

Section 10 of Article X of the Trust Instrument outlines which shareholder actions must be brought in state court and which must be brought in federal court. This section states in particular that, unless the Trust consents in writing to the selection of an alternative forum, the Federal District Courts of the United States of America shall be the sole and exclusive forum for the

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Other Information

resolution of any complaint asserting a cause of action arising under any federal securities law. This provision may increase costs for a shareholder to bring a claim or may limit a shareholder's ability to bring a claim in a judicial forum that they find more convenient or favorable. While the enforceability of the exclusive forum provisions may be challenged, this section also provides that if any provisions of Section 10 shall be held to be invalid, illegal or unenforceable, the validity, legality and enforceability of the remaining portions will still apply.

Section 10 of Article X of the Trust Instrument also states that shareholders and all other such persons bringing any such suit, action, or proceeding in the Superior Court in the State of Delaware waive the right to a trial by jury to the fullest extent permitted by law.

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For more detailed information on the Fund, several additional sources of information are available to you. The Fund's SAI, incorporated by reference into this prospectus, contains detailed information on the Fund's policies and operation. Additional information about the Fund's investments is available in the annual and semi-annual reports to shareholders and in Form N-CSR. In the Fund's annual reports, you will find a discussion of the market conditions and investment strategies that significantly impacted the Fund's performance during the last fiscal year. In Form N-CSR, you will find the Fund's annual and semi-annual financial statements. The Fund's most recent SAI, annual or semi-annual reports and certain other information are available free of charge by calling the Fund at (866) 363-9219, on the Fund's website at www.calamos.com or through your financial advisor. Shareholders may call the toll-free number above with any inquiries.

You may obtain this and other information regarding the Fund, including the SAI and Codes of Ethics adopted by the Adviser, Distributor and the Trust, directly from the SEC. Information on the SEC's website is free of charge. Visit the SEC's on-line EDGAR database at http://www.sec.gov. You may also request information regarding the Fund by sending a request (along with a duplication fee) to the SEC by sending an electronic request to publicinfo@sec.gov.

Calamos S&P 500® Structured Alt Protection ETF® — August

2020 Calamos Court
Naperville, IL 60563-2787
866.363.9219

www.calamos.com

SEC File
#811-22887

CPSASTAPRO 112825

Fund Name	Ticker	Exchange
Calamos S&P 500® Structured Alt Protection ETF® — September	CPST	NYSE Arca

Prospectus November 28, 2025

The fund listed above (the "Fund") is a series of the Calamos ETF Trust (the "Trust") and an exchange-traded fund ("ETF"). The Fund lists and principally trades its shares on the NYSE Arca, Inc. ("NYSE Arca" or the "Exchange").

The U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

As described in more detail in the Fund's summary, the Fund seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the SPDR® S&P 500® ETF Trust ("Underlying ETF") up to a predetermined upside cap (the "Cap"), while protecting against 100% of the Underlying ETF's losses (before fees and expenses), over a period of approximately one-year (the "Outcome Period").

•  Upside Cap: A pre-determined upside return Cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Outcome Period. The Cap is determined before fees and expenses. The Cap is expected to change at the beginning of each new Outcome Period.

•  Capital Protection: Represents downside protection target equal to 100% of losses (before fees and expenses) of the Underlying ETF, over the Outcome Period. There is no guarantee the Fund will be successful in providing the sought-after downside protection.

•  Outcome Period: The approximate one-year period over which the Fund seeks to produce the Capital Protected Target Outcome. The current Outcome Period is from September 1, 2025 through August 31, 2026. The Fund will not terminate after the conclusion of the Outcome Period. After the conclusion of the Outcome Period, another will begin.

•  Together, the Upside Cap, Capital Protection, and Outcome Period makeup the Capital Protected Target Outcome (alternatively, the "Target Outcome").

•  The Target Outcome may not be achieved, and investors may lose some or all of their money. The Fund is designed to achieve the Target Outcome only if an investor buys on the first day of the Outcome Period and holds the Fund until the end of the Outcome Period.

•  If investors buy or sell on a date other than the start or end date of the Outcome Period, their returns will be different and they may incur losses in excess of the Capital Protection level (i.e., losses exceeding 0%) and they may not experience gains up to the Cap.

•  Investors considering purchasing shares after the beginning of the Outcome Period or considering selling their shares prior to the end of the Outcome Period should visit the Fund's website at www.calamos.com for important information and considerations regarding the Fund's potential outcomes.

•  In periods of extreme market volatility, or during market disruption events, the Fund's ability to offset investor losses via the Capital Protection or provide a return up to the stated upside Cap may be impaired.

•  The Fund will not terminate upon reaching the end of an Outcome Period. Rather, the Fund will rebalance, entering into a new set of options positions, thereby establishing a new Outcome Period, with a new Cap, and reset Capital Protection.

•  The Fund has characteristics unlike many traditional investment products and may not be suitable for all investors. The Fund is only appropriate for shareholders willing to bear losses, including some or all of their investment.

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Calamos S&P 500® Structured Alt Protection ETF® — September

Investment Objective

Calamos S&P 500® Structured Alt Protection ETF® — September (the "Fund") seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the SPDR® S&P 500® ETF Trust ("Underlying ETF") up to a cap of 6.59% (the "Cap"), while protecting against 100% of negative price return of the Underlying ETF (before fees and expenses), for the period from September 1, 2025 through August 31, 2026.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund ("Fund Shares"). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.69%
Distribution and/or Service Fees (12b-1)	0.00%
Other Expenses	0.00%
Total Annual Operating Expenses	0.69%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, whether you sell or hold your Fund Shares, would be:

You would pay the following expenses whether you sell or hold your Fund Shares at the end of the period:

One Year	Three Years	Five Years	Ten Years
$70	$221	$384	$859

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund ("ETF") that is designed to provide investors with the opportunity to benefit from increases in the Underlying ETF's share price up to the stated cap over a specified period of time of approximately one-year (the "Outcome Period"), while providing protection against decreases in the Underlying ETF's share price over the same Outcome Period (before taking fees and expenses into account).

Under normal market conditions, the Fund invests substantially all of its assets in FLexible EXchange Options ("FLEX Options") that reference the price performance of the SPDR® S&P 500® ETF Trust (the "Underlying ETF"). FLEX Options are customized equity or index option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates.

The Underlying ETF is an exchange-traded unit investment trust that uses a replication strategy, meaning it invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC ("PDR") serves as the Underlying ETF's sponsor. The

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Calamos S&P 500® Structured Alt Protection ETF® — September

investment objective of the Underlying ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the S&P 500® Index. The Fund's performance does not reflect the payment of dividends by the Underlying ETF. See "The Underlying ETF" for more information.

The returns an investor will receive from an investment in the Fund have characteristics that are distinct from many other investment vehicles, including the Underlying ETF. It is important that you understand these characteristics before making an investment in the Fund.

The Fund uses FLEX Options to employ a capital protected target outcome strategy. Target outcome strategies seek to produce pre-determined investment outcomes based upon the performance of an underlying security or index. The pre-determined outcomes sought by the Fund, which include capital protection to absorb 100% of losses (before fees and expenses) in the Underlying ETF (the "Capital Protection") and upside participation to a stated cap of 6.59% (before fees and expenses) (the "Cap"), are based on the price performance of the Underlying ETF over an Outcome Period.

The outcomes the Fund seeks for investors that hold Fund Shares for an entire Outcome Period are as follows, though there can be no guarantee these results will be achieved:

•  If the Underlying ETF appreciates over the Outcome Period, the combination of FLEX Options held by the Fund seeks to provide upside participation matching that of the Underlying ETF, up to a cap that is determined at the start of the Outcome Period.

•  If the Underlying ETF decreases over the Outcome Period, the combination of FLEX Options held by the Fund seeks to provide protection against 100% of Underlying ETF losses, prior to taking into account the Fund's fees and expenses.

The Fund does not seek to provide capital protection against 100% of losses (before fees and expenses) of the Underlying ETF as of any time other than the end of the Outcome Period.

For the Outcome Period beginning on September 1, 2025 through August 31, 2026, the Cap is 6.59% and the Capital Protection is 100%. When the Fund's fees and expenses are taken into account, the Cap is 5.90% and the Capital Protection is 99.31%. The Cap and Capital Protection will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee.

The current Outcome Period is from September 1, 2025 through August 31, 2026. The Fund will not terminate after the conclusion of the Outcome Period. After the conclusion of the Outcome Period, another will begin. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Outcome Period. This means that the Cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The capital protection will remain the same for each Outcome Period. The Capital Protection and Cap, and the Fund's value relative to each, should be considered before investing in the Fund. The Fund will be perpetually offered and not terminate after the current or any subsequent Outcome Period. Approximately one week prior to the end of an Outcome Period, the Fund's website will be updated to alert existing shareholders that the Outcome Period is approaching its conclusion and will disclose the anticipated Cap range for the next Outcome Period. See "Subsequent Outcome Periods" for more information.

Upon conclusion of the Outcome Period, the Fund will receive the cash value of all the FLEX Options it held for that Outcome Period. It will then invest in a new series of FLEX Options with an expiration date of approximately one year in the future, and a new Outcome Period will begin. Each FLEX Option's value is ultimately derived from the performance of the Underlying ETF's share price during that time. As the terms of the FLEX Options do not change during an Outcome Period, the outcomes, including the Cap and Capital Protection discussed below, will be measured to the Fund's net asset value ("NAV") on the first day of the Outcome Period.

The stated Cap and Capital Protection may only be realized by investors who continuously hold Fund Shares from the commencement of an Outcome Period until its conclusion. An investor who purchases Fund Shares other than on the first day of an Outcome Period and/or sells Fund Shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. While the Cap and Capital Protection provide the intended outcomes only for investors that hold their Fund Shares throughout the complete term of the Outcome Period, an

CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® — SEPTEMBER
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Calamos S&P 500® Structured Alt Protection ETF® — September

investor can expect the value of their Fund Shares to generally move in the same direction as the Underlying ETF during the Outcome Period. If investors buy or sell on a date other than the start or end date of the Outcome Period, their returns will be different and they may incur losses in excess of the Capital Protection level (i.e., losses exceeding 0%) and they may not experience gains up to the Cap. See "Capital Protection and Cap" for more information.

The Fund's website, www.calamos.com, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Outcome Period, including the Fund's value relative to the Cap and Capital Protection. Before purchasing Fund Shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund Shares on a particular day and held through the end of the Outcome Period.

The Fund's investment objective is not a fundamental policy, and therefore may be changed by the Board without shareholder approval.

The Fund seeks to generate returns that match the Underlying ETF, up to the Cap (discussed in detail below), while limiting downside losses. The hypothetical illustrations provided below are designed to illustrate the outcomes that the Fund seeks to provide for investors who hold Fund Shares for the entirety of the Outcome Period. The hypothetical examples set forth below do not represent the performance of the Fund and investors should not rely on the hypothetical examples shown below as an indication of the actual or future performance of the Fund. There is no guarantee that the Fund will be successful in its attempt to provide the target outcomes for an Outcome Period. The returns that the Fund seeks to provide do not include the costs associated with purchasing Fund Shares and certain expenses incurred by the Fund. In the payoff profile illustration, the dotted line represents the Underlying ETF's performance, and the solid line represents the return profile gross of fees and expenses sought by the Fund in relation to the Underlying ETF's indicated performance. The bar chart below represents the Fund's hypothetical intended return profile based upon the performance of the Underlying ETF.

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Calamos S&P 500® Structured Alt Protection ETF® — September

Explanation of diagram:

1.  Calamos S&P 500® Structured Alt Protection ETF® — September Participation Layer: The dotted grey line represents the first layer, which involves purchasing a near zero-strike (i.e., deep in-the-money) call on the reference asset, at a pre-determined strike to provide full participation to the price return of the underlying reference asset. In other words, the full price participation provided by this layer provides potential gains and losses that are tantamount to that of owning the underlying reference asset outright, except that this layer does not participate in the dividend yield of the underlying reference asset.

2.  Capital Protection Layer: The solid grey line represents the second layer, which involves purchasing an at-the-money put option, which produces protection equal to 100% of losses (before fees and expenses) of the price return of the reference asset, over the Outcome Period.

3.  Upside Participation Layer (the "Cap"): The solid black line illustrates the final layer, which involves selling an out-of-the-money call, thereby creating the upside cap. The strike price at which the call is sold is determined so that the combined net options purchase price is approximately equal to the underlying asset's current value. The cost of this layer is a credit equal to the price that would make the total package "no-cost" or fully financed.

The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act").

Capital Protection and Cap

The Fund seeks to provide capital protection to absorb 100% of losses (before fees and expenses) of the Underlying ETF at the end of each Outcome Period. When the Fund's management fees are taken into account, the Capital Protection level is reduced to 99.31%. The Capital Protection level will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. If the Fund is required to increase its holdings of cash during the Outcome Period to pay fees and expenses incurred by the Fund, the Capital Protection level may be further reduced. The Fund does not seek to provide capital protection against 100% of losses (before fees and expenses) of the Underlying ETF as of any time other than the end of the Outcome Period.

During the Outcome Period, there may be periods of significant disparity between the Fund's NAV and the Underlying ETF's price performance. As the Underlying ETF price and the Fund's NAV change over the Outcome Period, an investor acquiring Fund Shares after the start of the Outcome Period will likely have a different return potential than an investor who purchased Fund Shares at the start of the Outcome Period. This is because while the Cap and Capital Protection for the Outcome Period

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Calamos S&P 500® Structured Alt Protection ETF® — September

are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of an Outcome Period and remain constant throughout the Outcome Period, an investor purchasing Fund Shares at market value during the Outcome Period likely purchased Fund Shares at a price that is different from the Fund's NAV at the start of the Outcome Period (i.e., the NAV that the Cap and Capital Protection reference). For example, if an investor purchases Fund Shares during an Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Outcome Period (the "Initial Fund Value"), that investor's Cap will essentially be decreased by the amount of the increase in the Underlying ETF's value, and the capital protection will not set in until the Fund's NAV returns to its Initial Fund Value (i.e., a shareholder must experience losses prior to gaining the protection offered by the Fund's Capital Protection because the Fund must first decrease in value to its Initial Fund Value for the Outcome Period before subsequent losses will be protected by the Capital Protection). Conversely, if an investor purchases Fund Shares during an Outcome Period at a time when the Underlying ETF has decreased in value, the Fund's NAV may dip below the Initial Fund Value. However, in this scenario, that investor's potential gain could be larger than the Fund's Cap for the Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Outcome Period through the date the investor purchased its Fund Shares plus any additional gains between the Initial Fund Value and the Cap. There is no guarantee that the Fund will recover such value or experience such gains. The Cap and capital protection relative to the Initial Fund Value, however, will not change over the Outcome Period.

While the Fund seeks to provide 100% protection against losses experienced by the Underlying ETF (before fees and expenses) for shareholders who hold Fund Shares for an entire Outcome Period, there is no guarantee it will successfully do so. If the Fund's NAV has increased significantly, a shareholder that purchases Fund Shares after the first day of an Outcome Period could lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear those losses. There is no guarantee the capital protection and cap will be successful and a shareholder investing at the beginning of an Outcome Period could also lose their entire investment.

The returns of the Fund are subject to a cap for each Outcome Period, calculated (before fees and expenses) at the beginning of each Outcome Period.. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return Cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Outcome Period. If the Underlying ETF experiences any percentage gains over the amount of the Cap, Fund shareholders will not experience those gains. Therefore, regardless of the price return of the Underlying ETF, the Cap (net of fees) is the maximum return an investor can achieve from an investment in the Fund for that Outcome Period. The Cap is set on the first day of each Outcome Period. The Cap is provided prior to taking into account annual Fund management fees of 0.69% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses (such as unexpected litigation) incurred by the Fund. The pre-determined Cap applicable to an Outcome Period will vary based on prevailing market conditions at the time that the Cap is set, including interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the FLEX Options.

The Cap level is a result of the design of the Fund's principal investment strategy. To provide the Capital Protected Target Outcome, the Fund purchases and sells a series of put and call FLEX Options on or around the last business day of the month prior to the beginning of an Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The Adviser will calculate the amount of premiums that the Fund will owe on the put options acquired to provide the Capital Protection and will then sell call FLEX Options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The Cap is the strike price of those FLEX Options the Fund is selling. The Cap, and the Fund's value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund Shares during an Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Outcome Period to a level near the Cap, an investor purchasing Fund Shares will have limited to no gain potential for the remainder of the Outcome Period (because the investor's potential gain will be limited to the difference between the Fund's NAV on the date the investor purchased the Fund Shares and the Cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which it purchased its Fund Shares and the Initial Fund Value for the Outcome Period before subsequent losses will be protected by the Capital Protection. If an

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Calamos S&P 500® Structured Alt Protection ETF® — September

investor buys Fund Shares when the price exceeds the Cap, an investor selling their shares at the end of the Outcome Period will not experience any gain regardless of the price return of the Underlying ETF.

There is no guarantee that the Fund will be successful in providing these investment outcomes for any Outcome Period, and an investor may experience returns on the Fund significantly below the Cap.

In periods of extreme market volatility or during market disruption events, the Fund's ability to offset investor losses through the use of the FLEX Options to achieve the stated Capital Protection, or provide a return up to the stated upside Cap may be impaired, resulting in an upside limit significantly below the Cap and downside protection significantly lower than full capital protection (i.e., losses greater than 0%), because the Fund may not be able to trade or exercise existing FLEX Options, or may not receive timely payment from its counterparties. An investor may lose their entire investment and an investment in the Fund is only appropriate for investors willing to bear those losses.

For each Outcome Period, the Fund will invest in both purchased and written put and call FLEX Options that reference the Underlying ETF. Because the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options impact the correlation between the Fund's NAV and the price of the Underlying ETF.

General Information about FLEX Options

FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation ("OCC"). The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the "buyer for every seller and the seller for every buyer," with the goal of protecting clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events, as more fully described in the Fund's Statement of Additional Information. Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and subject to the risk that the OCC may fail to perform the settlement of the FLEX Options due to bankruptcy or other adverse reasons. The FLEX Options that the Fund will hold that reference the Underlying ETF will give the Fund the right or the obligation to either receive or deliver shares of the Underlying ETF, or the right or the obligation to either receive or deliver a cash payment on the option expiration date based upon the difference between the Underlying ETF's value and a strike price, depending on whether the option is a put or call option and whether the Fund purchases or sells the option. The FLEX Options held by the Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date. The Fund will generally, under normal conditions, hold FLEX Options for each Outcome Period. The Fund will purchase call options (giving the Fund the right to receive shares of the Underlying ETF or a cash payment) and put options (giving the Fund the right to deliver shares of the Underlying ETF or a cash payment), while simultaneously selling (i.e., writing) call options (giving the Fund the obligation to deliver shares of the Underlying ETF or a cash payment). The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the Fund expects the FLEX Options to be fully covered and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchanges on which the FLEX Options are listed do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts but may charge transaction fees. Each of the FLEX Options purchased and sold throughout the Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Outcome Period. On the Flex Options expiration date, the Fund intends to sell the Flex Options prior to their expiration or cash-settle the Flex Options and use the resulting proceeds to purchase new Flex Options for the next Outcome Period.

The Underlying ETF

The Underlying ETF is an exchange-traded unit investment trust that uses a replication strategy, meaning it invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC ("PDR") serves as the Underlying ETF's sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the S&P 500® Index (the "Index"). See below for a description of the Underlying ETF's principal investment strategies and risks. You can find the Underlying ETF's prospectus and other information

CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® — SEPTEMBER
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Calamos S&P 500® Structured Alt Protection ETF® — September

about the ETF, including the statement of additional information and most recent reports to shareholders, online at https://www.ssga.com/us/en/intermediary/etfs/spdr-sp-500-etf-trust-spy.

The summary information below regarding the Underlying ETF comes from its filings with the SEC. You are urged to refer to the SEC filings made by the Underlying ETF and to other publicly available information (e.g., the ETF's annual reports) to obtain an understanding of the ETF's business and financial prospects. The following description of the Underlying ETF's principal investment strategies was taken directly from the Underlying ETF's prospectus, dated January 27, 2025 ("SPY" refers to the Underlying ETF; other defined terms have been modified).

"SPY seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index (the "Portfolio"), with the weight of each stock in SPY's Portfolio substantially corresponding to the weight of such stock in the Index. In SPY's prospectus, the term "Portfolio Securities" refers to the common stocks that are actually held by SPY and make up SPY's Portfolio, while the term "Index Securities" refers to the common stocks that are included in the Index, as determined by the index provider, S&P Dow Jones Indices LLC ("S&P"). At any time, SPY's Portfolio will consist of as many of the Index Securities as is practicable. To maintain the correspondence between the composition and weightings of Portfolio Securities and Index Securities, State Street Global Advisors Trust Company (the "Trustee") or its parent company, State Street Bank and Trust Company ("SSBT") adjusts SPY's Portfolio from time to time to conform to periodic changes made by S&P to the identity and/or relative weightings of Index Securities in the Index. SPY's Trustee or SSBT aggregates certain of these adjustments and makes changes to SPY's Portfolio at least monthly, or more frequently in the case of significant changes to the Index. SPY may pay transaction costs, such as brokerage commissions, when it buys and sells securities (or "turns over" its Portfolio). Such transaction costs may be higher if there are significant rebalancings of Index Securities in the Index, which may also result in higher taxes when SPY's units are held in a taxable account. These costs, which are not reflected in SPY's estimated annual Trust ordinary operating expenses, affect SPY's performance. During the most recent fiscal year, SPY's portfolio turnover rate was 3% of the average value of its portfolio. SPY's portfolio turnover rate does not include securities received or delivered from processing creations or redemptions of SPY's units. Portfolio turnover will be a function of changes to the Index as well as requirements of SPY's trust agreement. ... Although SPY may fail to own certain Index Securities at any particular time, SPY generally will be substantially invested in Index Securities, which should result in a close correspondence between the performance of the Index and the performance of SPY. ... SPY does not hold or trade futures or swaps and is not a commodity pool. The Index includes five hundred (500) selected companies, all of which are listed on national stock exchanges and spans a broad range of major industries. ... Since 1968, the Index has been a component of the U.S. Commerce Department's list of Leading Indicators that track key sectors of the U.S. economy. Current information regarding the market value of the Index is available from market information services. The Index is determined, comprised and calculated without regard to SPY."

As of November 11, 2025, the Underlying ETF had significant investments in information technology companies.

Subsequent Outcome Periods

The Fund will alert existing shareholders to the new Cap at the beginning of each new Outcome Period in the following manner:

1.  Approximately one week prior to the end of the current Outcome Period, the Fund will make a sticker filing that will alert existing shareholders that the Outcome Period is approaching its conclusion and disclose the anticipated Cap range for the next Outcome Period. This filing will be mailed to existing shareholders.

2.  Following the close of business on the last day of the Outcome Period, the Fund will make a sticker filing that discloses the Fund's Cap for the next Outcome Period. This filing will be mailed to existing shareholders.

3.  On the first day of the new Outcome Period, the Fund will file a full prospectus that incorporates the sticker filing from the previous evening which replaces the Caps/dates associated with the previous Outcome Period with the Caps/dates associated with the new Outcome Period. Correspondingly, the Fund will file a revised summary prospectus that reflects such changes.

The information referenced above will also be available on the Fund's website at www.calamos.com.

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Calamos S&P 500® Structured Alt Protection ETF® — September

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. You should not consider investing in the Fund if your investment objective differs from the Fund's investment objective or if you are not willing to accept the principal risks associated with an investment in the Fund. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a "principal risk" of investing in the Fund, regardless of the order in which it appears. The principal risks of investing in the Fund include:

•  Authorized Participant Concentration Risk — Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs, such as the Fund, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

•  Cap Change Risk — A new Cap is established at the beginning of each Outcome Period and is dependent on prevailing market conditions at the time the Cap is established. As such, the Cap may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods. Investors should monitor the changes in the Cap for each Outcome Period, information for which will be made available pursuant to the procedure outlined in the Fund's prospectus.

•  Capital Protection Risk — There can be no guarantee that the Fund will be successful in its strategy to provide protection against 100% of Underlying ETF losses if the Underlying ETF's share price decreases over the duration of the Outcome Period. The Fund's strategy seeks to deliver returns that match those of the Underlying ETF (up to the Cap), while limiting downside losses, if Fund Shares are held at the time at which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Fund Shares after the FLEX Options were entered into or sells Fund Shares prior to the expiration of the FLEX Options, the Capital Protection that the Fund seeks to provide may not be available. If the Outcome Period has begun and the Underlying ETF has increased in value, the Capital Protection will not protect any decreases in the value of the Underlying ETF to the extent of such appreciation, and therefore an investor may experience losses from this appreciated value until the Fund reaches its original NAV from the commencement of the Outcome Period. Similarly, if an investor purchases Fund Shares after the commencement of the Outcome period and the Underlying ETF has increased in value, an investor purchasing Shares at that point will not benefit from the Capital Protection until the Underlying ETF's value decreases to its original value at the commencement of the Outcome Period. Accordingly, such investor will not receive the protection that the Fund seeks to provide until the Fund experiences losses that return it to its value at the commencement of the Outcome Period. If the FLEX Options (and therefore the Capital Protection) do not perform as expected, an investor may experience significant losses on its investment, including the loss of its entire investment.

•  Capped Upside Risk — The Fund's strategy seeks to provide returns that are subject to the Cap. In the event that the Underlying ETF experiences gains in excess of the Cap for the Outcome Period, the Fund will not participate in, and will underperform the Underlying ETF to the extent of, those gains beyond the Cap. The Fund's strategy seeks to deliver returns that match those of the Underlying ETF (up to the Cap), while protecting against the entirety of downside losses of the Underlying ETF, if Fund Shares are held at the time at which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Fund Shares after the FLEX Options were entered into, there may be little or no ability for that investor to experience an investment gain on their Fund Shares (and such investor may be subjected to potential losses between that Fund Share price and the Fund's

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Calamos S&P 500® Structured Alt Protection ETF® — September

NAV at the commencement of the Outcome Period). Further, because the FLEX Options are designed to produce returns that match the price return of the Underlying ETF (subject to the Cap) on the last day of the Outcome Period, if an investor sells Fund Shares prior to the expiration date of the FLEX Options such investor may sell at a point where the Fund's performance does not match the performance of the Underlying ETF over the Outcome Period, and therefore may sell at a point where the Fund has underperformed the Underlying ETF.

•  Cash Holdings Risk — To the extent the Fund holds cash positions, the Fund risks achieving lower returns and potential lost opportunities to participate in market appreciation which could negatively impact the Fund's performance and ability to achieve its investment objective.

•  Clearing Member Default Risk — Transactions in some types of derivatives, including FLEX Options, are required to be centrally cleared ("cleared derivatives"). In a transaction involving cleared derivatives, the Fund's counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house ("clearing members") can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member's individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its FLEX Options may, in certain circumstances, be used to satisfy losses of other clients of the Fund's clearing member. In addition, although clearing members guarantee performance of their clients' obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member's bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund's behalf, which heightens the risks associated with a clearing member's default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund's ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund's behalf, the Fund may be unable to effectively implement its investment strategy.

•  Correlation Risk — The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods, consistent with the Fund's valuation policy. Because a component of the FLEX option's value will be affected by, among other things, changes in the Underlying ETF's share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF's share price and the remaining time until the FLEX Options expire, the value of the Fund's FLEX Options positions is not anticipated to increase or decrease at the same rate as the Underlying ETF's share price, and it is possible they may move in different directions, and as a result, the Fund's NAV may not increase or decrease at the same rate as the Underlying ETF's share price. The Fund's strategy is designed to produce the outcomes upon the expiration of the FLEX Options on the last business day of the Outcome Period, and it should not be expected that the outcomes will be provided at any point other than the end of the Outcome Period.

•  Costs of Buying and Selling Fund Shares — Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

•  Derivatives Risk — Derivatives are instruments, such as options, futures and forward foreign currency contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. In addition, derivative instruments are subject to counterparty risk, meaning that the party with whom the Fund enters into a derivative transaction may experience a significant credit event and/or may be

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Calamos S&P 500® Structured Alt Protection ETF® — September

unwilling or unable to make timely settlement payments or otherwise honor its obligations. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.

•  Equity Securities Risk — The securities markets are volatile, and the market prices of the Underlying ETF's securities may decline generally. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. If the market prices of the securities owned by the Underlying ETF fall, the value of your investment in the Fund will decline.

•  FLEX Options Risk — The Fund may invest in FLEX Options issued and guaranteed for settlement by The Options Clearing Corporation ("OCC"). FLEX Options are customized option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be illiquid, and in such cases, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options and changing volatility levels of the reference asset. In connection with the creation and redemption of Fund Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Fund at prices that reflect the market price of the Fund Shares, the Fund's NAV and, in turn the share price of the Fund, could be negatively impacted. The Fund may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless.

•  Investment Timing Risk — An investor who purchases Fund Shares other than on the first day of the options package and/or sells Fund Shares before the options package expires may not experience the 100% downside protection or upside participation in the Underlying ETF. The Fund's downside protection and upside participation of the Underlying ETF may only be available for investors who hold Fund Shares throughout the complete term of the options package. An investor can expect their Fund Shares to move generally in the same direction as the Underlying ETF during the one-year options package. However, Fund Shares may not experience the same price movement as the price movement of the Underlying ETF. During the duration of the option package, there may be periods of significant disparity between the Fund's NAV and the Underlying ETF's price performance. For example, if an investor purchases Fund Shares during an options package period at a time when the Underlying ETF's share price has increased from its price at the beginning of the options package period, the investor may not be 100% protected against Underlying ETF downside losses. In addition, if an investor purchases Fund Shares during an options package period at a time when the Underlying ETF's share price has increased from its price at the beginning of the options package period, that investor's cap will essentially be decreased from the stated Cap by the amount of the increase in the Underlying ETF's value.

•  Large-Capitalization Investing Risk — Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks. In addition, larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer preferences. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•  Liquidity Risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® — SEPTEMBER
10

Calamos S&P 500® Structured Alt Protection ETF® — September

•  Liquidity Risk — FLEX Options — In the event that trading in the underlying FLEX Options is limited or absent, the value of the Fund's FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities, including certain non-customized option contracts. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. Additionally, the liquidation of a large number of FLEX Options may more significantly impact the price in a less liquid market. Further, the Fund requires a sufficient number of participants to facilitate the purchase and sale of options on an exchange to provide liquidity to the Fund for its FLEX Option positions. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

•  Market Maker Risk — If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund's net asset value and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of the Fund Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund's portfolio securities and the Fund's market price. This reduced effectiveness could result in Fund Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Fund Shares.

•  Market Risk — The risk that the securities markets will increase or decrease in value is considered market risk and applies to any security. If there is a general decline in the stock or fixed-income market, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests.

•  New Fund Risk — The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

•  Non-Diversification Risk — The Fund is classified as "non-diversified" under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code").

•  Options Risk — The Fund's ability to close out its position as a purchaser or seller of an over-the-counter or exchange-listed put or call option is dependent, in part, upon the liquidity of the options market. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Fund's ability to utilize options successfully will depend on the ability of the Fund's investment adviser to predict pertinent market movements, which cannot be assured. The Fund may also purchase or write over-the-counter put or call options, which involves risks different from, and possibly greater than, the risks associated with exchange-listed put or call options. Over-the-counter put or call options may expose the Fund to the risk that a counterparty may be unable or unwilling to perform according to a contract, and that any deterioration in a counterparty's creditworthiness could adversely affect the instrument. In addition, the Fund may be exposed to a risk that losses may exceed the amount originally invested.

•  Premium-Discount Risk — Fund Shares may trade above or below their NAV. The market prices of Fund Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Fund Shares on the Exchange. The trading price of Fund Shares may deviate significantly from NAV during periods of market volatility.

•  Secondary Market Trading Risk — Investors buying or selling Fund Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund Shares. Although the Fund Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Fund Shares on the Exchange may be halted.

•  Sector Risk — To the extent the Underlying ETF invests a significant portion of its assets in a particular sector, a greater portion of the Fund's performance may be affected by the general business and economic conditions affecting that sector. Each sector may share economic risk with the broader market, however there may be economic risks specific to

PROSPECTUS | November 28, 2025
11

Calamos S&P 500® Structured Alt Protection ETF® — September

each sector. As a result, returns from those sectors may trail returns from the overall stock market, and it is possible that the Underlying ETF may underperform the broader market.

•  Tax Risk — The Fund intends to elect and to qualify each year to be treated as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The federal income tax treatment of the securities in which the Fund may invest, including the Fund's option strategy, may not be clear or may be subject to recharacterization by the Internal Revenue Service. It could be more difficult to comply with the tax requirements applicable to RICs if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the Internal Revenue Service. Any such failure to comply with the rules applicable to RICs could cause the Fund to fail to qualify as such. To qualify and maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published Internal Revenue Service guidance or case law on how to determine the "issuer" of certain derivatives that the Fund will enter into. Based upon the language in the legislative history, the Fund intends to treat the issuer of an equity option as the referenced asset and to treat any income it may derive from an equity option as "qualifying income" under the provisions of the Code applicable to RICs. In the case of FLEX Options, assuming the referenced asset qualifies as a RIC, treating the issuer as the referenced asset would allow the Fund to count the FLEX Options as automatically diversified investments under the RIC diversification requirements. If the income is not qualifying income or the issuer of equity options, including FLEX Options, is not appropriately the referenced asset, the Fund may not qualify, or may be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund's taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

The Fund's investments in offsetting positions with respect to the Underlying ETF may affect the character of gains or losses realized by the Fund under the Code's "straddle" rules and may increase the amount of short-term capital gain realized by the Fund. Certain options the Fund holds may not qualify as "Section 1256 contracts" under Section 1256 of the Code, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

Offsetting FLEX Options are held by a single person, the IRS may take the position that the FLEX Options, viewed together, should be treated as a single debt instrument for federal tax purposes. The result of such a position would be that the Fund would fail the RIC diversification tests, causing the RIC to be taxed as a C corporation, unless certain cure rights based upon reasonable cause may apply. The Fund has obtained an opinion of tax counsel that the FLEX Options should not be collapsed into a single instrument. However, such an opinion is not binding upon the IRS or the courts.

•  Trading Issues Risk — Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange's "circuit breaker" rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund's assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.

•  Underlying ETF Risk — The Fund invests in FLEX Options that reference an ETF, which subjects the Fund to certain of the risks of owning shares of an ETF as well as the types of instruments in which the Underlying ETF invests. The value of an ETF will fluctuate over time based on fluctuations in the values of the securities held by the ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. In addition, ETFs are subject to absence of an active market risk, premium/discount risk, tracking error risk and trading issues risk. Brokerage, tax and other expenses may negatively impact the performance of the Underlying ETF and, in turn, the value of the Fund's shares. An ETF that tracks an index may not exactly match the performance of the index due to cash drag, differences between the portfolio of the ETF and the components of the index, expenses and other factors.

CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® — SEPTEMBER
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Calamos S&P 500® Structured Alt Protection ETF® — September

•  Valuation Risk — During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options may become more difficult. In market environments where there is reduced availability of reliable objective pricing data, the judgment of the Fund's investment adviser in determining the fair value of the security may play a greater role. While such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.

Fund Performance

The Fund commenced operations on September 3, 2024, and thus does not yet have annual returns for a full calendar year. Accordingly, performance data is not included. Performance information is available at no cost by visiting www.calamos.com. Past performance (before and after taxes) is not an indication of future performance.

Investment Adviser

Calamos Advisors LLC ("Calamos Advisors" or the "Adviser")

Portfolio Managers

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH ADVISER
David O'Donohue	Since September 2024	SVP, Sr. Co-Portfolio Manager
Jimmy Young	Since September 2024	SVP, Co-Portfolio Manager
Eli Pars	Since September 2024	SVP, Sr. Co-Portfolio Manager
Jason Hill	Since September 2024	SVP, Sr. Co-Portfolio Manager
Anthony Vecchiolla	Since September 2024	VP, Co-Portfolio Manager
Jordan Rosenfeld	Since November 2025	VP, Co-Portfolio Manager

PROSPECTUS | November 28, 2025
13

Other Important Information Regarding Fund Shares

Portfolio Holdings. The Fund's portfolio holdings are disclosed on its website daily after the close of trading on the Exchange and prior to the opening of trading on the Exchange the following day. A description of the Fund's policies and procedures with respect to the disclosure of such Fund's portfolio holdings is available in the Fund's Statement of Additional Information ("SAI").

Premium/Discount Information. Information about the premiums and discounts at which the Fund's Shares have traded will be available at www.calamos.com.

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as "Creation Units." Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at net asset value ("NAV"), Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the "bid-ask spread"). Recent information regarding the Fund's NAV, market price, premiums and discounts, and bid-ask spreads is available at https://www.calamos.com/.

Tax Information

Net investment income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute net investment income and capital gains, if any, at least annually.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), such Fund and its related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® — SEPTEMBER
14

Additional Information About Investment Strategies and Related Risks

The Fund's investment objective and each of the policies described herein are non-fundamental policies that may be changed by the Board of Trustees of the Trust (the "Board") without shareholder approval. The Fund may liquidate and terminate at any time without shareholder approval.

What are the investment objectives and principal strategies for the Fund?

The Fund is an actively managed exchange-traded fund ("ETF") that is designed to provide investors with the opportunity to benefit from increases in the Underlying ETF's share price up to the stated cap over a specified period of time of approximately one-year (the "Outcome Period"), while providing protection against decreases in the Underlying ETF's share price over the same Outcome Period (before taking fees and expenses into account).

Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange Options ("FLEX Options") that reference the price performance of the SPDR® S&P 500® ETF Trust (the "Underlying ETF"). FLEX Options are customized equity or index option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates.

The Underlying ETF is an exchange-traded unit investment trust that uses a replication strategy, meaning it invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC ("PDR") serves as the Underlying ETF's sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the S&P 500® Index. The Fund's performance does not reflect the payment of dividends by the Underlying ETF. See "The Underlying ETF" for more information.

The returns an investor will receive from an investment in the Fund have characteristics that are distinct from many other investment vehicles, including the Underlying ETF. It is important that you understand these characteristics before making an investment in the Fund.

The Fund uses FLEX Options to employ a capital protected target outcome strategy. Target outcome strategies seek to produce pre-determined investment outcomes based upon the performance of an underlying security or index. The pre-determined outcomes sought by the Fund, which include capital protection to absorb 100% of losses (before fees and expenses) in the Underlying ETF (the "Capital Protection") and upside participation to a stated cap of 6.59% (before fees and expenses) (the "Cap"), are based on the price performance of the Underlying ETF over an approximate one-year period (the "Outcome Period").

The outcomes the Fund seeks for investors that hold Fund Shares for an entire Outcome Period are as follows, though there can be no guarantee these results will be achieved:

•  If the Underlying ETF appreciates over the Outcome Period, the combination of FLEX Options held by the Fund seeks to provide upside participation matching that of the Underlying ETF, up to a Cap that is determined at the start of the Outcome Period.

•  If the Underlying ETF decreases over the Outcome Period, the combination of FLEX Options held by the Fund seeks to provide protection against 100% of Underlying ETF losses, prior to taking into account the Fund's fees and expenses.

The Fund does not seek to provide capital protection against 100% of losses (before fees and expenses) of the Underlying ETF as of any time other than the end of the Outcome Period.

For the Outcome Period beginning on September 1, 2025 through August 31, 2026, the Cap is 6.59% and the Capital Protection is 100%. When the Fund's fees and expenses are taken into account, the Cap is 5.90% and the Capital Protection is 99.31%. The Cap and Capital Protection will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee.

The current Outcome Period is from September 1, 2025 through August 31, 2026. The Fund will not terminate after the conclusion of the Outcome Period. After the conclusion of the Outcome Period, another will begin. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the

PROSPECTUS | November 28, 2025
15

Additional Information About Investment Strategies and Related Risks

new Outcome Period. This means that the Cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The capital protection will remain the same for each Outcome Period. The Capital Protection and Cap, and the Fund's value relative to each, should be considered before investing in the Fund. The Fund will be perpetually offered and not terminate after the current or any subsequent Outcome Period. Approximately one week prior to the end of an Outcome Period, the Fund's website will be updated to alert existing shareholders that the Outcome Period is approaching its conclusion and will disclose the anticipated Cap range for the next Outcome Period. See "Subsequent Outcome Periods" for more information.

Upon conclusion of the Outcome Period, the Fund will receive the cash value of all the FLEX Options it held for that Outcome Period. It will then invest in a new series of FLEX Options with an expiration date of approximately one year in the future, and a new Outcome Period will begin. Each FLEX Option's value is ultimately derived from the performance of the Underlying ETF's share price during that time. As the terms of the FLEX Options do not change during an Outcome Period, the outcomes, including the Cap and 100% Capital Protection discussed below, will be measured to the Fund's net asset value ("NAV") on the first day of the Outcome Period.

The stated Cap and Capital Protection may only be realized by investors who continuously hold Fund Shares from the commencement of an Outcome Period until its conclusion. An investor who purchases Fund Shares other than on the first day of an Outcome Period and/or sells Fund Shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. While the Cap and Capital Protection provide the intended outcomes only for investors that hold their Fund Shares throughout the complete term of the Outcome Period, an investor can expect the value of their Fund Shares to generally move in the same direction as the Underlying ETF during the Outcome Period. If investors buy or sell on a date other than the start or end date of the Outcome Period, their returns will be different and they may incur losses in excess of the Capital Protection level (i.e., losses exceeding 0%) and they may not experience gains up to the Cap. See "Capital Protection and Cap" for more information.

The Fund's website, www.calamos.com, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Outcome Period, including the Fund's value relative to the Cap and Capital Protection. Before purchasing Fund Shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund Shares on a particular day and held through the end of the Outcome Period.

The Fund's investment objective is not a fundamental policy and therefore may be changed by the Board without shareholder approval.

The Fund seeks to generate returns that match the Underlying ETF, up to the Cap (discussed in detail below), while limiting downside losses. The hypothetical illustrations provided below are designed to illustrate the outcomes that the Fund seeks to provide for investors who hold Fund Shares for the entirety of the Outcome Period. The hypothetical examples set forth below do not represent the performance of the Fund and investors should not rely on the hypothetical examples shown below as an indication of the actual or future performance of the Fund. There is no guarantee that the Fund will be successful in its attempt to provide the target outcomes for an Outcome Period. The returns that the Fund seeks to provide do not include the costs associated with purchasing Fund Shares and certain expenses incurred by the Fund. In the payoff profile illustration, the dotted line represents the Underlying ETF's performance, and the solid line represents the return profile gross of fees and expenses sought by the Fund in relation to the Underlying ETF's indicated performance. The bar chart below represents the Fund's hypothetical intended return profile based upon the performance of the Underlying ETF.

CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® — SEPTEMBER
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Additional Information About Investment Strategies and Related Risks

Explanation of diagram:

1.  Calamos S&P 500® Structured Alt Protection ETF® — September Participation Layer: The dotted grey line represents the first layer, which involves purchasing a near zero-strike (i.e., deep in-the-money) call on the reference asset, at a pre-determined strike to provide full participation to the price return of the underlying reference asset. In other words, the full price participation provided by this layer provides potential gains and losses that are tantamount to that of owning the underlying reference asset outright, except that this layer does not participate in the dividend yield of the underlying reference asset.

2.  Capital Protection Layer: The solid grey line represents the second layer, which involves purchasing an at-the-money put option, which produces protection equal to 100% of losses (before fees and expenses) of the price return of the reference asset, over the Outcome Period.

3.  Upside Participation Layer (the "Cap"): The solid black line illustrates the final layer, which involves selling an out-of-the-money call, thereby creating the upside cap. The strike price at which the call is sold is determined so that the combined net options purchase price is approximately equal to the underlying asset's current value. The cost of this layer is a credit equal to the price that would make the total package "no-cost" or fully financed.

PROSPECTUS | November 28, 2025
17

Additional Information About Investment Strategies and Related Risks

The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act").

Capital Protection and Cap

The Fund seeks to provide capital protection to absorb 100% of losses (before fees and expenses) of the Underlying ETF at the end of each Outcome Period. When the Fund's management fees are taken into account, the Capital Protection level is reduced to 99.31%. The Capital Protection level will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. If the Fund is required to increase its holdings of cash during the Outcome Period to pay fees and expenses incurred by the Fund, the Capital Protection level may be further reduced. The Fund does not seek to provide capital protection against 100% of losses (before fees and expenses) of the Underlying ETF as of any time other than the end of the Outcome Period.

During the Outcome Period, there may be periods of significant disparity between the Fund's NAV and the Underlying ETF's price performance. As the Underlying ETF price and the Fund's Net Asset Value ("NAV") change over the Outcome Period, an investor acquiring Fund Shares after the start of the Outcome Period will likely have a different return potential than an investor who purchased Fund Shares at the start of the Outcome Period. This is because while the Cap and Capital Protection for the Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of an Outcome Period and remain constant throughout the Outcome Period, an investor purchasing Fund Shares at market value during the Outcome Period likely purchased Fund Shares at a price that is different from the Fund's NAV at the start of the Outcome Period (i.e., the NAV that the Cap and Capital Protection reference). For example, if an investor purchases Fund Shares during an Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Outcome Period (the "Initial Fund Value"), that investor's Cap will essentially be decreased by the amount of the increase in the Underlying ETF's value, and the capital protection will not set in until the Fund's NAV returns to its Initial Fund Value (i.e., a shareholder must experience losses prior to gaining the protection offered by the Fund's Capital Protection because the Fund must first decrease in value to its Initial Fund Value for the Outcome Period before subsequent losses will be protected by the Capital Protection). Conversely, if an investor purchases Fund Shares during an Outcome Period at a time when the Underlying ETF has decreased in value, the Fund's NAV may dip below the Initial Fund Value. However, in this scenario, that investor's potential gain could be larger than the Fund's Cap for the Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Outcome Period through the date the investor purchased its Fund Shares plus any additional gains between the Initial Fund Value and the Cap. There is no guarantee that the Fund will recover such value or experience such gains. The Cap and capital protection relative to the Initial Fund Value, however, will not change over the Outcome Period.

CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® — SEPTEMBER
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Additional Information About Investment Strategies and Related Risks

While the Fund seeks to provide 100% protection against losses experienced by the Underlying ETF (before fees and expenses) for shareholders who hold Fund Shares for an entire Outcome Period, there is no guarantee it will successfully do so. If the Fund's NAV has increased significantly, a shareholder that purchases Fund Shares after the first day of an Outcome Period could lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear those losses. There is no guarantee the capital protection and cap will be successful and a shareholder investing at the beginning of an Outcome Period could also lose their entire investment.

The returns of the Fund are subject to a cap for each Outcome Period, calculated (before fees and expenses) at the beginning of each Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return Cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Outcome Period. If the Underlying ETF experiences any percentage gains over the amount of the Cap, Fund shareholders will not experience those gains. Therefore, regardless of the price return of the Underlying ETF, the Cap (net of fees) is the maximum return an investor can achieve from an investment in the Fund for that Outcome Period. The Cap is set on the first day of each Outcome Period. The Cap is provided prior to taking into account annual Fund management fees of 0.69% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses (such as unexpected litigation) incurred by the Fund. The pre-determined Cap applicable to an Outcome Period will vary based on prevailing market conditions at the time that the Cap is set, including interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the FLEX Options.

The Cap level is a result of the design of the Fund's principal investment strategy. To provide the Capital Protected Target Outcome, the Fund purchases and sells a series of put and call FLEX Options on or around the last business day of the month prior to the beginning of an Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The Adviser will calculate the amount of premiums that the Fund will owe on the put options acquired to provide the Capital Protection and will then sell call FLEX Options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The Cap is the strike price of those FLEX Options the Fund is selling. The Cap, and the Fund's value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund Shares during an Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Outcome Period to a level near the Cap, an investor purchasing Fund Shares will have limited to no gain potential for the remainder of the Outcome Period (because the investor's potential gain will be limited to the difference between the Fund's NAV on the date the investor purchased the Fund Shares and the Cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which it purchased its Fund Shares and the Initial Fund Value for the Outcome Period before subsequent losses will be protected by the Capital Protection. If an investor buys Fund Shares when the price exceeds the Cap, an investor selling their shares at the end of the Outcome Period will not experience any gain regardless of the price return of the Underlying ETF. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Outcome Period, and an investor may experience returns on the Fund significantly below the Cap.

In periods of extreme market volatility or during market disruption events, the Fund's ability to offset investor losses through the use of the FLEX Options to achieve the stated Capital Protection, or provide a return up to the stated upside Cap may be impaired, resulting in an upside limit significantly below the Cap and downside protection significantly lower than full capital protection (i.e., losses greater than 0%), because the Fund may not be able to trade or exercise existing FLEX Options, or may not receive timely payment from its counterparties. An investor may lose their entire investment and an investment in the Fund is only appropriate for investors willing to bear those losses.

For each Outcome Period, the Fund will invest in both purchased and written put and call FLEX Options that reference the Underlying ETF. Because the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options impact the correlation between the Fund's NAV and the price of the Underlying ETF.

PROSPECTUS | November 28, 2025
19

Additional Information About Investment Strategies and Related Risks

General Information about FLEX Options

FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation ("OCC"). The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the "buyer for every seller and the seller for every buyer," with the goal of protecting clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events, as more fully described in the Fund's Statement of Additional Information. Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and subject to the risk that the OCC may fail to perform the settlement of the FLEX Options due to bankruptcy or other adverse reasons. The FLEX Options that the Fund will hold that reference the Underlying ETF will give the Fund the right or the obligation to either receive or deliver shares of the Underlying ETF, or the right or the obligation to either receive or deliver a cash payment on the option expiration date based upon the difference between the Underlying ETF's value and a strike price, depending on whether the option is a put or call option and whether the Fund purchases or sells the option. The FLEX Options held by the Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date. The Fund will generally, under normal conditions, hold FLEX Options for each Outcome Period. The Fund will purchase call options (giving the Fund the right to receive shares of the Underlying ETF or a cash payment) and put options (giving the Fund the right to deliver shares of the Underlying ETF or a cash payment), while simultaneously selling (i.e., writing) call options (giving the Fund the obligation to deliver shares of the Underlying ETF or a cash payment). The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the Fund expects the FLEX Options to be fully covered and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchanges on which the FLEX Options are listed do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts but may charge transaction fees. Each of the FLEX Options purchased and sold throughout the Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Outcome Period. On the Flex Options expiration date, the Fund intends to sell the Flex Options prior to their expiration or cash-settle the Flex Options and use the resulting proceeds to purchase new Flex Options for the next Outcome Period.

The Underlying ETF

The Underlying ETF is an exchange-traded unit investment trust that uses a replication strategy, meaning it invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC ("PDR") serves as the Underlying ETF's sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the S&P 500® Index (the "Index"). See below for a description of the Underlying ETF's principal investment strategies and risks. You can find the Underlying ETF's prospectus and other information about the ETF, including the statement of additional information and most recent reports to shareholders, online at https://us.spdrs.com/en/etf/spdr-sp-500-etf-SPY.

The summary information below regarding the Underlying ETF comes from its filings with the SEC. You are urged to refer to the SEC filings made by the Underlying ETF and to other publicly available information (e.g., the ETF's annual reports) to obtain an understanding of the ETF's business and financial prospects. The following description of the Underlying ETF's principal investment strategies was taken directly from the Underlying ETF's prospectus, dated January 27, 2025 ("SPY" refers to the Underlying ETF; other defined terms have been modified).

"SPY seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index (the "Portfolio"), with the weight of each stock in SPY's Portfolio substantially corresponding to the weight of such stock in the Index. In SPY's prospectus, the term "Portfolio Securities" refers to the common stocks that are actually held by SPY and make up SPY's Portfolio, while the term "Index Securities" refers to the common stocks that are included in the Index, as determined by the index provider, S&P Dow Jones Indices LLC ("S&P"). At any time, SPY's Portfolio will consist of as many of the Index Securities as is practicable. To maintain the correspondence between the composition and weightings of Portfolio Securities and Index Securities, State Street Global Advisors Trust Company (the "Trustee") or its parent company, State Street Bank and Trust Company ("SSBT") adjusts SPY's Portfolio from time to time to conform to periodic changes made by S&P to the identity

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and/or relative weightings of Index Securities in the Index. SPY's Trustee or SSBT aggregates certain of these adjustments and makes changes to SPY's Portfolio at least monthly, or more frequently in the case of significant changes to the Index. SPY may pay transaction costs, such as brokerage commissions, when it buys and sells securities (or "turns over" its Portfolio). Such transaction costs may be higher if there are significant rebalancings of Index Securities in the Index, which may also result in higher taxes when SPY's units are held in a taxable account. These costs, which are not reflected in SPY's estimated annual Trust ordinary operating expenses, affect SPY's performance. During the most recent fiscal year, SPY's portfolio turnover rate was 3% of the average value of its portfolio. SPY's portfolio turnover rate does not include securities received or delivered from processing creations or redemptions of SPY's units. Portfolio turnover will be a function of changes to the Index as well as requirements of SPY's trust agreement. ... Although SPY may fail to own certain Index Securities at any particular time, SPY generally will be substantially invested in Index Securities, which should result in a close correspondence between the performance of the Index and the performance of SPY. ... SPY does not hold or trade futures or swaps and is not a commodity pool... . The Index includes five hundred (500) selected companies, all of which are listed on national stock exchanges and spans a broad range of major industries. ... Since 1968, the Index has been a component of the U.S. Commerce Department's list of Leading Indicators that track key sectors of the U.S. economy. Current information regarding the market value of the Index is available from market information services. The Index is determined, comprised and calculated without regard to SPY."

As of November 11, 2025, the Underlying ETF had significant investments in information technology companies.

Subsequent Outcome Periods

The Fund will alert existing shareholders to the new Cap at the beginning of each new Outcome Period in the following manner:

1.  Approximately one week prior to the end of the current Outcome Period, the Fund will make a sticker filing that will alert existing shareholders that the Outcome Period is approaching its conclusion and disclose the anticipated Cap range for the next Outcome Period. This filing will be mailed to existing shareholders.

2.  Following the close of business on the last day of the Outcome Period, the Fund will make a sticker filing that discloses the Fund's Cap for the next Outcome Period. This filing will be mailed to existing shareholders.

3.  On the first day of the new Outcome Period, the Fund will file a full prospectus that incorporates the sticker filing from the previous evening which replaces the Caps/dates associated with the previous Outcome Period with the Caps/dates associated with the new Outcome Period. Correspondingly, the Fund will file a revised summary prospectus that reflects such changes.

The information referenced above will also be available on the Fund's website at www.calamos.com.

Changes in 80% policy

The Fund has adopted a non-fundamental operating policy that requires it, under normal circumstances, to invest at least 80% of its net assets (plus borrowings for investment purposes, if any) in investments that provide exposure to the S&P 500® Index. Although this requirement may be changed by the Board of Trustees without shareholder approval, the Fund will notify shareholders in writing at least 60 days prior to any change in its 80% policy.

Non-Principal Investments

Cash Equivalents and Short-Term Investments

The Fund may invest in securities with maturities of less than one year or cash equivalents, or it may hold cash. The percentage of the Fund invested in such holdings varies and depends on several factors, including market conditions. For temporary defensive purposes and during periods of high cash inflows or outflows, the Fund may invest part or all of its assets in these securities or it may hold cash. During such periods, the Fund may not be able to achieve its investment objective. The Fund may adopt a defensive strategy when the portfolio managers believe securities in which such Fund normally invests have elevated risks due to political or economic factors and in other extraordinary circumstances. For more information on eligible short-term investments, see the SAI.

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Illiquid Investments

The Fund may invest up to 15% of its net assets in securities and other instruments that are, at the time of investment, illiquid (determined using the Securities and Exchange Commission's standard applicable to investment companies, i.e., any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). For this purpose, illiquid investments may include, but are not limited to, certain restricted securities (securities the disposition of which is restricted under the federal securities laws), certain securities that may only be resold pursuant to Rule 144A under the Securities Act, and certain repurchase agreements, among others.

Temporary Investments

In response to market, economic, political, or other conditions, the Fund may temporarily invest for defensive purposes that are inconsistent with the Fund's principal investment strategies. If the Fund does so, different factors could affect the Fund's performance, and the Fund may not achieve its investment objective.

Risks of Investing in the Fund

This prospectus describes the risks you may face as an investor in the Fund. It is important to keep in mind that generally, investments with a higher potential reward also have a higher risk of losing money. The reverse is also commonly true: the lower the risk, the lower the potential reward. However, as you consider an investment in the Fund, you should also take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in this investment for a long period of time to ride out down periods.

As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time, and it is possible to lose money. Each risk summarized below is considered a "principal risk" of investing in the Fund, regardless of the order in which it appears.

Principal Risks

Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs, such as the Fund, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

Cap Change Risk. A new Cap is established at the beginning of each Outcome Period and is dependent on prevailing market conditions at the time the Cap is established. Expected dividends of the Underlying ETF, market interest rates, the Underlying ETF's share price relative to the FLEX Options' strike prices, and the "implied volatility" of the Underlying ETF (the expected frequency and magnitude of changes of the Underlying ETF's share price) can impact the Cap the Fund is able to establish at the beginning of each outcome period. Extremely low interest rates (e.g., 0%) may result in a significantly lower Cap. As such, the Cap may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods. Investors should monitor the changes in the Cap for each Outcome Period, information for which will be made available pursuant to the procedure outlined in the Fund's prospectus.

Capital Protection Risk. There can be no guarantee that the Fund will be successful in its strategy to provide protection against 100% of Underlying ETF losses if the Underlying ETF's share price decreases over the duration of the Outcome Period. The Fund's strategy seeks to deliver returns that match those of the Underlying ETF (up to the Cap), while limiting downside losses, if Fund Shares are held at the time at which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Fund Shares after the FLEX Options were entered into or sells Fund Shares prior to the expiration of the FLEX Options, the Capital Protection that the Fund seeks to provide may not be available. If the Outcome Period has begun and the Underlying ETF has increased in value, the Capital Protection will

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not protect any decreases in the value of the Underlying ETF to the extent of such appreciation, and therefore an investor may experience losses from this appreciated value until the Fund reaches its original NAV from the commencement of the Outcome Period. Similarly, if an investor purchases Fund Shares after the commencement of the Outcome period and the Underlying ETF has increased in value, an investor purchasing Shares at that point will not benefit from the Capital Protection until the Underlying ETF's value decreases to its original value at the commencement of the Outcome Period. Accordingly, such investor will not receive the protection that the Fund seeks to provide until the Fund experiences losses that return it to its value at the commencement of the Outcome Period. If the FLEX Options (and therefore the Capital Protection) do not perform as expected, an investor may experience significant losses on its investment, including the loss of its entire investment.

Capped Upside Risk. The Fund's strategy seeks to provide returns that are subject to the Cap. In the event that the Underlying ETF experiences gains in excess of the Cap for the Outcome Period, the Fund will not participate in, and will underperform the Underlying ETF to the extent of, those gains beyond the Cap. The Fund's strategy seeks to deliver returns that match those of the Underlying ETF (up to the Cap), while protecting against the entirety of downside losses of the Underlying ETF, if Fund Shares are held at the time at which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Fund Shares after the FLEX Options were entered into, there may be little or no ability for that investor to experience an investment gain on their Shares (and such investor may be subjected to potential losses between that Fund Share price and the Fund's NAV at the commencement of the Outcome Period). Further, because the FLEX Options are designed to produce returns that match the price return of the Underlying ETF (subject to the Cap) on the last day of the Outcome Period, if an investor sells Fund Shares prior to the expiration date of the FLEX Options such investor may sell at a point where the Fund's performance does not match the performance of the Underlying ETF over the Outcome Period, and therefore may sell at a point where the Fund has underperformed the Underlying ETF.

Cash Holdings Risk. The Fund may invest in cash and cash equivalents for indefinite periods of time when the Fund's investment adviser determines the prevailing market environment warrants doing so. When the Fund holds cash positions, it may lose opportunities to participate in market appreciation, which may result in lower returns than if the Fund had remained fully invested in the market. Furthermore, cash and cash equivalents may generate minimal or no income and could negatively impact the Fund's performance and ability to achieve its investment objective.

Clearing Member Default Risk. Transactions in some types of derivatives, including FLEX Options, are required to be centrally cleared ("cleared derivatives"). In a transaction involving cleared derivatives, the Fund's counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house ("clearing members") can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member's individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its FLEX Options may, in certain circumstances, be used to satisfy losses of other clients of the Fund's clearing member. In addition, although clearing members guarantee performance of their clients' obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member's bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund's behalf, which heightens the risks associated with a clearing member's default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund's ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund's behalf, the Fund may be unable to effectively implement its investment strategy.

Correlation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods, consistent with the Fund's valuation policy. Because a component of the FLEX option's value will be affected by, among other things, changes in the Underlying ETF's share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF's share price and the remaining time until the FLEX Options expire, the value of the

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Fund's FLEX Options positions is not anticipated to increase or decrease at the same rate as the Underlying ETF's share price, and it is possible they may move in different directions, and as a result, the Fund's NAV may not increase or decrease at the same rate as the Underlying ETF's share price. The Fund's strategy is designed to produce the outcomes upon the expiration of the FLEX Options on the last business day of the Outcome Period, and it should not be expected that the outcomes will be provided at any point other than the end of the Outcome Period.

Costs of Buying and Selling Fund Shares. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

Derivatives Risk. Derivatives are instruments, such as futures and forward foreign currency contracts, whose value is derived from that of other assets, rates or indices. Derivatives may be more volatile than other investments and may magnify the Fund's gains or losses. Successful use of derivatives depends upon the level to which prices of the underlying assets correlate with price movements in the derivatives the Fund buys or sells. The Fund could be negatively affected if the change in market value of its securities fails to correlate with the value of derivatives it purchased or sold. The potential lack of a liquid market for a derivative may prevent the Fund from closing its derivatives positions to limit losses or realize profits. Derivatives may be purchased for a fraction of their value and small price movements may result in an immediate and substantial loss to the Fund. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. In addition, derivative instruments are subject to counterparty risk, meaning that the party with whom the Fund enters into the derivatives transaction (e.g., the clearinghouse or the broker holding the Fund's position for a futures contract or the counterparty for a forward contract) may experience a significant credit event and/or may be unwilling or unable to make timely settlement payments or otherwise honor its obligations. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.

Equity Securities Risk. Equity investments are subject to greater fluctuations in market value than other asset classes as a result of such factors as a company's business performance, investor perceptions, stock market trends and general economic conditions.

FLEX Options Risk. Trading FLEX Options involves risks different from, or possibly greater than, the risks associated with investing directly in securities. The Fund may not experience substantial upside participation from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund's FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund Shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund's FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund's Shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection may impact the value of the Fund and whether the Fund can satisfy its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment. The trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.

The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The FLEX Options are also subject to correlation risk, meaning the value of the FLEX Options does not increase or decrease at the same rate as the Underlying ETF (although they generally move in the same direction) or its underlying

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securities. The value of the FLEX Options prior to the expiration date may vary because of factors other than the value of the Underlying ETF, such as interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, a change in the actual and perceived volatility of the stock market and the Underlying ETF and the remaining time to expiration. FLEX Option prices may also be highly volatile and may fluctuate substantially during a short period of time. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options becomes more difficult and the judgment of the Fund's investment adviser (employing the fair value procedures approved by the Board of Trustees of the Trust) may play a greater role in the valuation of the Fund's holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value. Under those circumstances, the value of the FLEX Options will require more reliance on the investment adviser's judgment than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value paid for shares of the Fund.

Investment Timing Risk. An investor who purchases Fund Shares other than on the first day of the options package and/or sells Fund Shares before the options package expires may not experience the 100% downside protection or upside participation in the Underlying ETF. The Fund's downside protection and upside participation of the Underlying ETF may only be available for investors who hold Fund Shares throughout the complete term of the options package. An investor can expect their Fund Shares to move generally in the same direction as the Underlying ETF during the one-year options package. However, Fund Shares may not experience the same price movement as the price movement of the Underlying ETF. During the duration of the option package, there may be periods of significant disparity between the Fund's NAV and the Underlying ETF's price performance. For example, if an investor purchases Fund Shares during an options package period at a time when the Underlying ETF's share price has increased from its price at the beginning of the options package period, the investor may not be 100% protected against Underlying ETF downside losses. In addition, if an investor purchases Fund Shares during an options package period at a time when the Underlying ETF's share price has increased from its price at the beginning of the options package period, that investor's cap will essentially be decreased from the stated Cap by the amount of the increase in the Underlying ETF's value.

Large-Capitalization Investing Risk. Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks. In addition, larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer preferences. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

Liquidity Risk — FLEX Options. In the event that trading in the underlying FLEX Options is limited or absent, the value of the Fund's FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities, including certain non-customized option contracts. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. Additionally, the liquidation of a large number of FLEX Options may more significantly impact the price in a less liquid market. Further, the Fund requires a sufficient number of participants to facilitate the purchase and sale of options on an exchange to provide liquidity to the Fund for its FLEX Option positions. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund's net asset value and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of the Fund Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times

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of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund's portfolio securities and the Fund's market price. This reduced effectiveness could result in Fund Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Fund Shares.

Market Risk. The risk that the securities markets will increase or decrease in value is considered market risk and applies to any security. If there is a general decline in the stock or fixed-income market, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests.

New Fund Risk. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

Non-Diversification Risk. The Fund is classified as "non-diversified" under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Options Risk. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Fund's ability to utilize options successfully will depend on Calamos Advisors' ability to predict pertinent market movements, which cannot be assured.

The Fund's ability to close out its position as a purchaser or seller of an Options Clearing Corporation or exchange-listed put or call option is dependent, in part, upon the liquidity of the options market. If the Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option to realize any profit or the option would expire and become worthless. If the Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security until the option expired. As the writer of a covered call option on a security, the Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call. The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets until the next trading day.

Unless the parties provide for it, there is no central clearing or guaranty function in an over-the-counter option. As a result, if the counterparty fails to make or take delivery of the security or other instrument underlying an over-the-counter option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such counterparty or any guarantor or credit enhancement of the counterparty's credit to determine the likelihood that the terms of the over-the-counter option will be satisfied.

The Fund may also purchase or write over-the-counter put or call options, which involves risks different from, and possibly greater than, the risks associated with exchange-listed put or call options. In some instances, over-the-counter put or call options may expose the Fund to the risk that a counterparty may be unable or unwilling to perform according to a contract, and that any deterioration in a counterparty's creditworthiness could adversely affect the instrument. In addition, the Fund may be exposed to a risk that losses may exceed the amount originally invested.

Premium-Discount Risk. The Fund's Shares may trade above or below their NAV. The market prices of Fund Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Fund Shares on the Exchange. The trading price of Fund Shares may deviate significantly from NAV during periods of market volatility.

Secondary Market Trading Risk. Investors buying or selling Fund Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund Shares. Although the Fund's Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Fund Shares on the Exchange may be halted.

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Additional Information About Investment Strategies and Related Risks

Sector Risk. To the extent the Underlying ETF invests a significant portion of its assets in a particular sector, a greater portion of the Fund's performance may be affected by the general business and economic conditions affecting that sector. Each sector may share economic risk with the broader market, however there may be economic risks specific to each sector. As a result, returns from those sectors may trail returns from the overall stock market and it is possible that the Underlying ETF may underperform the broader market.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The federal income tax treatment of the securities in which the Fund may invest, including the Fund's option strategy, may not be clear or may be subject to recharacterization by the Internal Revenue Service. It could be more difficult to comply with the tax requirements applicable to RICs if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the Internal Revenue Service. Any such failure to comply with the rules applicable to RICs could cause the Fund to fail to qualify as such. To qualify and maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published Internal Revenue Service guidance or case law on how to determine the "issuer" of certain derivatives that the Fund will enter into. Based upon the language in the legislative history, the Fund intends to treat the issuer of an equity option as the referenced asset and to treat any income it may derive from an equity option as "qualifying income" under the provisions of the Code applicable to RICs. In the case of FLEX Options, assuming the referenced asset qualifies as a RIC, treating the issuer as the referenced asset would allow the Fund to count the FLEX Options as automatically diversified investments under the RIC diversification requirements. If the income is not qualifying income or the issuer of equity options, including FLEX Options, is not appropriately the referenced asset, the Fund may not qualify, or may be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund's taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

The Fund's investments in offsetting positions with respect to the Underlying ETF may affect the character of gains or losses realized by the Fund under the Code's "straddle" rules and may increase the amount of short-term capital gain realized by the Fund. Certain options the Fund holds may not qualify as "Section 1256 contracts" under Section 1256 of the Code, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

There is a risk that if the offsetting FLEX Options are held by a single person that the IRS may take the position that the FLEX Options, viewed together, should be treated as a single debt instrument for federal tax purposes. The result of such a position would be that the Fund would fail the RIC diversification tests causing the RIC to be taxed as a C corporation, unless certain cure rights based upon reasonable cause may apply. The Fund has obtained an opinion of tax counsel that the FLEX Options should not be collapsed into a single instrument. However, such an opinion is not binding upon the IRS or the courts.

Trading Issues Risk. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange's "circuit breaker" rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund's assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.

Underlying ETF Risk. The Fund invests in FLEX Options that reference an ETF, which subjects the Fund to certain of the risks of owning shares of an ETF as well as the types of instruments in which the Underlying ETF invests. The value of an ETF will fluctuate over time based on fluctuations in the values of the securities held by the ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. In addition, ETFs are subject to absence of an active market risk, premium/discount risk, tracking error risk and trading issues risk. Brokerage, tax and other expenses may negatively impact the performance of the Underlying ETF and, in turn, the value of the Fund's shares. An ETF that tracks an index may not exactly match the performance of the index due to cash drag, differences between the portfolio of the ETF and the components of the index, expenses and other factors.

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Additional Information About Investment Strategies and Related Risks

Valuation Risk. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options and/or LEAPS Options may become more difficult. In market environments where there is reduced availability of reliable objective pricing data, the judgment of Calamos Advisors in determining the fair value of the security may play a greater role. While such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.

The following are non-principal risks that generally apply to the Fund:

Cybersecurity Risk. Investment companies, such as the Fund, and their service providers are exposed to operational and information security risks resulting from cyberattacks, which may result in financial losses to the Fund and its shareholders. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, "ransomware" that renders systems inoperable until ransom is paid, the unauthorized release of confidential information, or various other forms of cybersecurity breaches. Cyber-attacks affecting the Fund, Calamos Advisors, custodian, transfer agent, distributor, market maker, authorized participants, administrator, intermediaries, trading counterparties, and other third-party service providers may adversely impact the Fund or the companies in which the Fund invests, causing the Fund's investments to lose value or to prevent a shareholder redemption or purchase from clearing in a timely manner. The use of artificial intelligence could exacerbate these risks.

Investment Management Risk. Whether the Fund achieves its investment objective(s) is significantly impacted by whether the Adviser is able to choose suitable investments for the Fund.

Market Disruption Risk. Certain events have a disruptive effect on securities markets, including but not limited to, terrorist attacks, war and other geopolitical events or catastrophes. The Adviser cannot predict the effect of similar events in the future on the U.S. or foreign economies. Certain securities such as high yield and equity securities tend to be impacted more by these events than other types of securities in terms of price and volatility.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund's ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Recent Market Events. Since the 2008 financial crisis, financial markets throughout the world have experienced periods of increased volatility, depressed valuations, decreased liquidity and heightened uncertainty and turmoil. This turmoil resulted in unusual and extreme volatility in the equity and debt markets, in the prices of individual securities and in the world economy. Events that have contributed to these market conditions include, but are not limited to, major cybersecurity events, geopolitical events (such as wars, terror attacks, natural or environmental disasters, country instability, and public health emergencies), measures to address budget deficits, downgrading of sovereign debt, dramatic changes in currency exchange rates, and public sentiment.

In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time. Economic, financial or political events, trading and tariff arrangements, terrorism, natural disasters, rapid technological developments, such as artificial intelligence, and other circumstances in one country or region could have profound impacts on global economies or markets. Widespread disease and virus epidemics and pandemics, such as the coronavirus outbreak, could likewise be highly disruptive, adversely affecting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments.

Portfolio security holdings disclosure

A description of the Fund's policies and procedures in connection with the disclosure of portfolio security holdings of the Fund are available in the SAI and on the Fund's website, www.calamos.com.

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Fund Facts

Who manages the Fund?

Investment Adviser

The Fund is advised by Calamos Advisors LLC ("Calamos Advisors" or the "Advisor"), 2020 Calamos Court, Naperville, Illinois 60563. Calamos Advisors, an investment adviser registered with the SEC effective May 29, 1987, is a wholly owned subsidiary of Calamos Investments LLC ("CILLC"). CILLC's assets under management as of December 31, 2024, were $40 billion ($38 billion of which represented Calamos Advisors' assets under management). Calamos Asset Management, Inc. ("CAM") is the sole manager of CILLC. As of July 31, 2025, approximately 22.4% of the outstanding interests of CILLC was owned by CAM, 77.72% by Calamos Partners LLC ("CPL"), and 0.04% by Calamos Equity Partners LLC ("CEP"). CAM is owned by John P. Calamos, Sr. and John S. Koudounis. CPL is owned by Calamos Family Partners, Inc. ("CFP") and John S. Koudounis. CFP is beneficially owned by members of the Calamos family, including John P. Calamos, Sr. CEP is owned by John S. Koudounis and Daniel L. Dufresne. Subject to the overall authority of the Board of Trustees, Calamos Advisors provides continuous investment supervision and management to the Fund under a management agreement and also furnishes office space, equipment and management personnel. For these services, the Fund pays Calamos Advisors a fee based on its average daily net assets, which is accrued daily and paid on a quarterly basis. The Fund will pay fees (before any reimbursement) under the management agreement in the following amounts as a percentage of its average net assets:

ETF	FEES
Calamos S&P 500® Structured Alt Protection ETF® — September	0.69%

Out of this management fee, Calamos Advisors pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other service and license fees, except for distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, acquired fund fees and expenses, brokerage commissions and other expenses connected with the execution of portfolio transactions, taxes, interest, and extraordinary expenses.

At a meeting held on June 24, 2025, the Board of Trustees approved the Investment Management Agreement for the Fund. A discussion regarding the basis for the Board's approval of the Investment Management Agreement on behalf of the Fund is included in the Fund's Form N-CSR for the fiscal year ended July 31, 2025.

Portfolio Managers

David O'Donohue. David O'Donohue joined Calamos Advisors in August 2014 and has been a Sr. Co-Portfolio manager (since February 2024) and Co-Head of Alternative Strategies (since July 2024) and was a Co-Portfolio Manager from September 2015 through January 2024. Between March 2013 and August 2014, he was a Trader at Forty4 Asset Management LLC/Hard8 Futures LLC. Prior thereto, Mr. O'Donohue was a Portfolio Manager at Chicago Fundamental Investment Partners LLC from February 2009 to November 2012.

Jimmy Young. Jimmy Young joined Calamos Advisors in June 2003 and has been a Co-Portfolio Manager since February 2019. Between February 2018 and February 2019, he was an Assistant Portfolio Manager. Prior thereto, he was a senior strategy analyst from September 2015 to February 2018. Between July 2013 and August 2015, he was a strategy analyst.

Eli Pars. Eli Pars joined Calamos Advisors in May 2013 and has been Co-CIO, Co-Head of Alternative Strategies (since July 2024; previously served as Head of Alternative Strategies from September 2015 to June 2024) and Co-Head of Convertible Strategies, as well as a Senior Co-Portfolio Manager since September 2015. Between May 2013 and September 2015, he was a Co-Portfolio Manager. Previously, he was a Portfolio Manager at Chicago Fundamental Investment Partners from February 2009 until November 2012.

Jason Hill. Jason Hill joined Calamos Advisors in March 2004 and has been a Sr. Co-Portfolio Manager since February 2024 and was a Co-Portfolio Manager from June 2014 through January 2024. Between August 2013 and June 2014, he was a Senior Strategy Analyst. Previously, he was a Portfolio Administrator.

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Fund Facts

Anthony Vecchiolla. Anthony Vecchiolla joined Calamos Advisors in May 2014 and since February 2023 has been Co-Portfolio Manager. Previously, he was Research Associate from May 2014 to August 2015, Research Analyst September 2015 to February 2020, Senior Research Analyst from February 2020 to February 2021, and Assistant Portfolio Manager from February 2021 to January 2023.

Jordan Rosenfeld. Jordan Rosenfeld joined Calamos Advisors in April 2025 and is a Co-Portfolio Manager. Between June 2018 to March 2025, Mr. Rosenfeld was a Senior Director and Portfolio Manager at Milliman, where he was responsible for managing derivatives strategies in exchange-traded funds, mutual funds, and unit investment trusts. Previously, he was a Trader at Gelber Group from January 2016 to December 2017.

The Fund's SAI provides additional information about each portfolio manager, including other accounts they manage, their ownership in the Calamos Family of Funds and their compensation.

Management Approach

Calamos Advisors employs a "team of teams" approach to portfolio management, led by the Global CIO and our CIO team consisting of 5 Co-CIOs with specialized areas of investment expertise. The Global CIO and Co-CIO team are responsible for oversight of investment team resources, investment processes, performance and risk. As heads of investment verticals, Co-CIOs manage investment team members and, along with Co-Portfolio Managers and Associate Portfolio Managers, have day-to-day portfolio oversight and construction responsibilities of their respective investment strategies. While investment research professionals within each Co-CIO's team are assigned specific strategy responsibilities, they also provide support to other investment team verticals, creating deeper insights across a wider range of investment strategies. The combination of specialized investment teams with cross-team collaboration results in what we call our team of teams approach.

This team of teams approach is further reflected in the composition of Calamos Advisors' Investment Committee, made up of the Global CIO, the Co-CIO team, and the Global Head of Trading. Other members of the investment team participate in Investment Committee meetings in connection with specific investment related issues or topics as deemed appropriate.

The structure and composition of the Investment Committee results in a number of benefits, as it:

•  Leads to broader perspective on investment decisions: multiple viewpoints and areas of expertise feed into consensus;

•  Promotes collaboration between teams; and

•  Functions as a think tank with the goal of identifying ways to outperform the market on a risk-adjusted basis.

The objectives of the Investment Committee are to:

•  Form the firm's top-down macro view, market direction, asset allocation, and sector/country positioning.

•  Establish firm-wide secular and cyclical themes for review.

•  Review firm-wide and portfolio risk metrics, recommending changes where appropriate.

•  Review firm-wide, portfolio and individual security liquidity constraints.

•  Evaluate firm-wide and portfolio investment performance.

•  Evaluate firm-wide and portfolio hedging policies and execution.

•  Evaluate enhancements to the overall investment process.

How to Buy and Sell Shares

Fund Shares are listed for secondary trading on the Exchange under the symbol CPST and individual Fund Shares may only be purchased and sold in the secondary market through a broker-dealer. The Exchange and secondary markets are closed on weekends and also are generally closed on the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Exchange may close early on the business day before certain holidays and on the day after Thanksgiving Day. Exchange holiday schedules are subject to change without notice. If you buy or sell Fund Shares in the secondary market, you will pay the secondary market price for Fund Shares. In addition, you may incur customary brokerage commissions and charges and may

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Fund Facts

pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

The trading prices of Fund Shares will fluctuate continuously throughout trading hours based on market supply and demand rather than the relevant Fund's net asset value, which is calculated at the end of each business day. Fund Shares will trade on the Exchange at prices that may be above (i.e., at a premium) or below (i.e., at a discount), to varying degrees, the daily net asset value of Fund Shares. The trading prices of Fund Shares may deviate significantly from the Fund's net asset value during periods of market volatility. Given, however, that Fund Shares can be issued and redeemed daily in Creation Units, the Adviser believes that large discounts and premiums to net asset value should not be sustained over long periods.

Authorized Participants may acquire shares directly from the Fund, and Authorized Participants may tender their shares for redemption directly to the Fund, at NAV per share only in Creation Units. Purchases and redemptions directly with the Fund must follow the Fund's procedures, which are described in the SAI.

The Fund may liquidate and terminate at any time without shareholder approval.

Book Entry

Fund Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding Shares of the Fund and is recognized as the owner of all Shares for all purposes.

Investors owning Fund Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Fund Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Fund Shares, you are not entitled to receive physical delivery of stock certificates or to have Fund Shares registered in your name, and you are not considered a registered owner of Fund Shares. Therefore, to exercise any right as an owner of Fund Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or "street name" form.

Fund Share Trading Prices

The trading prices of Shares of the Fund on the Exchange may differ from the Fund's daily NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of Shares of the Fund.

The approximate value of Shares of the Fund, an amount representing on a per share basis the sum of the current market price of the cash or securities, as applicable, accepted by the Fund in exchange for Shares of the Fund and an estimated cash component, if any, is disseminated every 15 seconds throughout the trading day through the facilities of the Consolidated Tape Association. This approximate value should not be viewed as a "real-time" update of the NAV per Share of the Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The Fund is not involved in, or responsible for, the calculation or dissemination of the approximate value of the Fund Shares and the Fund does not make any warranty as to its accuracy.

Frequent Purchases and Redemptions of Fund Shares

Shares of the Fund may be purchased and redeemed directly from the Fund only in Creation Units by Authorized Participants. The vast majority of trading in Shares of the Fund occurs on the secondary market, and does not involve the Fund directly. In-kind purchases and redemptions of Creation Units by Authorized Participants and cash trades on the secondary market are unlikely to cause many of the harmful effects of frequent purchases and/or redemptions of Fund Shares. Cash purchases and/or redemptions of Creation Units, however, can result in disruption of portfolio management, dilution to the Fund and increased transaction costs, which could negatively impact the Fund's ability to achieve its investment objective, and may lead to the realization of capital gains. These consequences may increase as the frequency of cash purchases and redemptions of Creation Units by Authorized Participants increases. However, direct trading by Authorized Participants is critical to ensuring that Fund Shares trade at or close to NAV.

The Fund impose no restrictions on the frequency of purchases and redemptions ("market timing"). To minimize these potential consequences of frequent purchases and redemptions of Fund Shares, the Fund employs fair valuation pricing, and

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Fund Facts

imposes transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs the Fund incurs in effecting trades. In addition, the Adviser monitors trades by Authorized Participants for patterns of abusive trading and the Fund reserves the right to not accept orders from Authorized Participants that the Adviser has determined may be disruptive to the management of the Fund, or otherwise are not in the best interests of the Fund. For these reasons, the Board has not adopted policies and procedures with respect to frequent purchases and redemptions of Fund Shares. The Trust's policies and procedures regarding frequent purchases and redemptions may be modified by the Board of Trustees at any time.

The Trust's policies and procedures prohibit the practice of any officer or employee of the Trust, a Trust investment adviser (including any sub-adviser), the distributor, custodian, or transfer agent, or other affiliated person of the Trust placing orders to purchase or redeem shares of a series of the Trust after the designated time as of which the Fund calculates its NAV (i.e., "late trading").

Distribution and Service Plan

The Fund has adopted a distribution and service plan ("Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services ("Service Providers"). If a Service Provider provides such services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Fund, however, and there are no current plans to impose these fees. In the event Rule 12b-1 fees are charged, over time they would increase the cost of an investment in the Fund because they would be paid on an ongoing basis.

Fund Website and Disclosure of Portfolio Holdings

The Trust maintains a website for the Fund at www.calamos.com. Among other things, this website includes this Prospectus and the SAI, and will include the Fund's holdings, the Fund's last annual and semi-annual reports (when available), pricing information about Fund Shares trading on the Exchange, daily NAV calculations and a historical comparison of the trading prices to NAV.

Each day the Fund is open for business, the Trust publicly disseminates the Fund's full portfolio holdings as of the close of the previous day through its website at www.calamos.com. A description of the Trust's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the Fund's SAI.

Dividends, Other Distributions and Taxes

Fund Distributions

The Fund distributes its net realized capital gains, if any, to shareholders annually. Ordinarily, dividends from net investment income, if any, are declared and paid at least annually by the Fund.

Distributions in cash may be reinvested automatically in additional whole Fund Shares only if the broker through whom you purchased Fund Shares makes such option available. The Fund realizes capital gains or losses whenever it sells securities. Net long-term capital gains are distributed to shareholders as "capital gain dividends."

Brokers may make available to their customers who own Fund Shares the DTC book-entry dividend reinvestment service. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require Fund shareholders to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and net realized gains will be automatically reinvested in additional whole Fund Shares of the Fund purchased in the secondary market. Without this service, investors would receive their distributions in cash.

Taxes

As with any investment, you should consider how your investment in Fund Shares will be taxed. The tax information in this prospectus is provided only as general information. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer,

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Fund Facts

or other investor with special circumstances. However, with respect to certain tax issues, the summaries describe the general tax treatment of certain distributions made to corporations and non-U.S. persons. In addition, this section does not describe your state, local or non-U.S. tax consequences. You should consult your own tax advisor about the tax consequences of an investment in Fund Shares.

Fund distributions to you and the sale or redemption of your Fund Shares will have tax consequences to you. Such consequences may be different if you hold your Fund Shares through a tax-exempt entity or tax-advantaged retirement account, such as an individual retirement account or 401(k) plan.

The Fund has elected to be treated, and intends to qualify each year, as a regulated investment company (a "RIC") under the Code. As a RIC, the Fund is generally not subject to corporate-level U.S. federal income tax on any net ordinary income or capital gains that are timely distributed to shareholders. However, the Fund's failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in corporate-level taxation and, consequently, a reduction in amounts available for distribution to shareholders.

The Fund may enter into option agreements with the same counterparty but has taken the position that the option agreements are separate agreements. Under general tax principles, the Fund would not accrue income on separate option agreements during the term of the agreements. However, if the agreements are treated as one agreement, the Fund might be required to accrue income and make annual distributions of income. If the Fund is required to accrue income, but does not distribute the income to shareholders, the Fund may fail to qualify as a RIC. In addition, if the agreements are treated as one agreement, the Fund may fail either or both of the RIC income and diversification tests.

For purposes of the diversification tests, the identification of the issuer (or, in some cases, issuers) of a particular investment can depend on the terms and conditions of such investment. In particular, there is no published Internal Revenue Service guidance or case law on how to determine the "issuer" of various derivatives that the Fund may enter into. Therefore, there is a risk that the Fund will not meet the Code's diversification requirements and will not qualify, or will be disqualified, as a RIC.

Taxes on Distributions

Distributions by the Fund generally are taxable to you as ordinary income or capital gains. Distributions are subject to federal income tax, whether received in cash or reinvested in additional Fund Shares or shares of another fund, and may be subject to state or local taxes. Distributions of the Fund's "investment company taxable income" generally will be taxable as ordinary income to the extent of the Fund's current or accumulated earnings and profits. Notwithstanding the foregoing, distributions that are attributable to "qualified dividends" received by the Fund may be eligible to be taxed at long-term capital gains rates, as long as the Fund and the shareholder meet certain holding period requirements. It is not anticipated that the Fund will have qualified dividend income.

Distributions of the Fund's net capital gain that are properly reported by the Fund as "capital gain dividends" will generally be taxable to you as long-term capital gains, currently at a maximum rate of 20%, regardless of your holding period in the Fund's Shares. The Fund's option strategy is likely to reduce the amount of dividends that might otherwise qualify as capital gains dividends. Distributions in excess of the Fund's current and accumulated earnings and profits first will reduce your adjusted tax basis in your Fund Shares and, after the adjusted basis is reduced to zero, will constitute capital gain. Such capital gain will be long-term capital gain and thus, will be taxed at a maximum rate of 20%, if the distributions are attributable to Fund Shares that you have held for more than one year.

Certain non-corporate taxpayers will also be subject to a 3.8% U.S. federal Medicare contribution tax with respect to the lesser of (1) their "net investment income" or (2) the excess of their "modified adjusted gross income" over a threshold amount ($200,000 for single taxpayers and $250,000 for taxpayers who are married and filing jointly).

Corporate shareholders of the Fund are generally eligible for a dividends-received deduction with respect to ordinary income dividends (but not capital gain dividends) properly designated as eligible for such deduction by the Fund, as long as the Fund and the corporate shareholder meet certain holding period and other requirements. It is not anticipated that the Fund will make distributions eligible for the dividend-received deduction.

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Fund Facts

Under a dividend reinvestment service, you may have the option to have all cash distributions automatically reinvested in additional Fund Shares. Any distributions reinvested under such a service will nevertheless be taxable to you as described above.

You will have an adjusted basis in the additional Fund Shares purchased through such a reinvestment service equal to the amount of the reinvested distribution plus the amount of any fees charged for the transaction. The additional Fund Shares will have a holding period commencing on the day following the day on which they are credited to your account.

A distribution will reduce the Fund's NAV per Share and generally will be taxable to you as ordinary income or capital gain even if it is paid from income or gains earned by the Fund before you invested in the Fund. From an investment standpoint, such a distribution constitutes a return of capital. However, from a tax standpoint, it constitutes taxable income. In general, distributions are subject to federal income tax as of the date of payment. However, distributions paid in January will be treated as paid on December 31 of the prior year if they were declared and payable to shareholders of record on a date in October, November or December of the prior year.

The Fund's transactions in derivatives, as well as any of its hedging, short sale, securities loan or similar transactions may be subject to one or more special tax rules. These rules may affect whether gains and losses recognized by the Fund are treated as ordinary or capital, accelerate the recognition of income or gains to the Fund, defer losses to the Fund, and cause adjustments in the holding periods of the Fund's securities, thereby affecting whether capital gains and losses are treated as short-term or long-term. These rules could therefore affect the amount, timing and/or character of distributions to shareholders and thus taxes payable by shareholders.

The FLEX Options included in the Fund's portfolio are exchange-traded options. Under Section 1256 of the Code, certain types of exchange-traded options are treated as if they were sold (i.e., "marked to market") at the end of each year. The Fund does not believe that some of the positions in FLEX Options held by the Fund will be subject to Section 1256, which means that the positions will not be marked to market, but the positions will be subject to the straddle rules.

The straddle rules may affect the character of gains (or losses) realized by the Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that the Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

The tax consequences of straddle transactions to the Fund are not entirely clear in all situations under currently available authority. The straddle rules may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to U.S. shareholders in a non-liquidating distribution. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, if the Fund makes a non-liquidating distribution of its short-term capital gain, the amount which must be distributed to U.S. shareholders as ordinary income may be increased substantially as compared to the Fund that did not engage in such transactions.

You may be subject to federal back-up withholding tax, if you do not provide the Fund with a taxpayer identification number (for an individual, a social security number) and make other required certifications, or the Internal Revenue Service informs the Fund that your tax identification number is incorrect. Backup withholding is not an additional tax. You may claim the amount withheld as a credit on your federal income tax return, provided you furnish the appropriate information to the Internal Revenue Service.

Taxes When Shares are Sold

Any capital gain or loss realized upon a sale of Fund Shares is generally treated as long-term capital gain or loss if you have held the Fund Shares for more than one year and as short-term capital gain or loss if you have held the Fund Shares for one year or less. The ability to deduct capital losses realized on a sale of Fund Shares may be limited.

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Fund Facts

Taxes on Purchase and Redemption of Creation Units

An Authorized Participant that exchanges equity securities for Creation Units will generally recognize a gain or a loss on the exchange. Any such gain or loss will be equal to the difference between the market value of the Creation Units at the time of the exchange, plus (or minus) the cash amount received (or paid), and such Authorized Participant's aggregate basis in the securities surrendered. A person who redeems Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the aggregate market value of the securities received plus (or minus) any cash received (or paid), and such person's basis in the Creation Units redeemed. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in the Authorized Participant's economic position with respect to such Creation Units. Persons exchanging securities should consult their own tax advisor with respect to the applicability of the wash sale rules and the availability and timing of a deduction for any loss. In addition, when a regulated investment company redeems a shareholder in kind, the regulated investment company generally is not required to recognize taxable gains in respect of the portfolio securities it distributes to the redeeming shareholder. However, the Fund may be required to recognize taxable gain on the distribution of certain securities, and the Internal Revenue Service may assert that the Fund must recognize taxable gain in respect of certain other securities that the Fund distributes to a shareholder in exchange for Creation Units, which may increase the amount of taxable gains that the Fund would otherwise be required to distribute in order to maintain its qualification as a regulated investment company and avoid the Fund-level tax.

Any capital gain or loss realized upon a redemption of Creation Units is generally treated as long-term capital gain or loss if the Creation Units have been held for more than one year and as short-term capital gain or loss if the Creation Units have been held for one year or less. If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Fund Shares you purchased or sold and at what price.

Authorized Participants that are dealers may be subject to special tax rules and should consult their own tax advisors regarding the tax consequences of purchasing and redeeming Creation Units in their capacity as dealers.

Treatment of Fund Expenses

Expenses incurred and deducted by the Fund will generally not be treated as income taxable to you.

Non-U.S. Investors

If you are a non-U.S. investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you should be aware that, generally, subject to applicable tax treaties, distributions from the Fund will be characterized as dividends for U.S. federal income tax purposes (other than dividends which the Fund properly reports as capital gain dividends) and will be subject to U.S. federal income taxes, including withholding taxes, subject to certain exceptions described below. However, distributions received by a non-U.S. investor from the Fund that are properly reported by the Fund as capital gain dividends may not be subject to U.S. federal income taxes, including withholding taxes, provided that the Fund makes certain elections and certain other conditions are met. The Fund's option strategy is likely to reduce the amount of distributions otherwise eligible to be capital gains dividends.

Distributions may be subject to a U.S. withholding tax of 30% in the case of distributions to (i) certain non-U.S. financial institutions that have not entered into an agreement with the U.S. Treasury to collect and disclose certain information and are not resident in a jurisdiction that has entered into such an agreement with the U.S. Treasury and (ii) certain other non-U.S. entities that do not provide certain certifications and information about the entity's U.S. owners. The Internal Revenue Service and the Department of Treasury have issued proposed regulations providing that these withholding rules will not be applicable to the gross proceeds of share redemptions or capital gains dividends that the Fund pays.

Other Tax Matters

The foregoing is only a summary of certain federal income tax considerations of investing in the Fund under current law, which is subject to change in the future. Shareholders who are not U.S. persons within the meaning of the Code, such as non-resident aliens, foreign trusts or estates, or foreign corporations or partnerships may be subject to different U.S. federal income tax treatment.

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Fund Facts

You may also be subject to state and local taxes on distributions paid by the Fund, and sales and redemptions of Fund Shares. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific tax situation. More information about taxes can be found in the Fund's SAI.

Net Asset Value

The NAV of shares is determined at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on each day the New York Stock Exchange ("NYSE") is open. NAV is computed by determining the aggregate market value of all assets of the Fund, less its liabilities, divided by the total number of shares outstanding (assets-liabilities)/number of shares = NAV). The NYSE is closed on weekends and New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV takes into account the expenses and fees of the Fund, including management, administration, and distribution fees, which are accrued daily. The determination of NAV for the Fund for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received by the Fund (or an authorized broker or agent, or its authorized designee) before the close of trading on the NYSE on that day.

Generally, securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") National Market System for which market quotations are readily available shall be valued using the NASDAQ official closing price. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Futures, swaps and options contracts listed for trading on a futures or options exchange or board of trade for which market quotations are generally available are valued at the last quoted sale price, or, in the absence of a sale, at the mean of the last bid and ask price. Total return swaps on exchange-listed securities are valued at the last quoted sale price, or, in the absence of a sale, at the mean of the last bid and ask price.

Securities held by the Fund are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Board of Trustees ("Valuation Procedures"). If market quotations are not readily available, securities or other assets will be valued at their fair value as determined in good faith by the Adviser in accordance with procedures approved by the Board and evaluated by the Board as to the reliability of the fair value method used. In these cases, the Fund's NAV will reflect certain portfolio securities' fair values rather than their market prices. Fair value pricing involves subjective judgments, and it is possible that the fair value determined for a security or other asset may be materially different than the value that could be realized upon the sale of that security or other asset. The fair value prices can differ from market prices. The Board of Trustees has designated Calamos Advisors as "valuation designee" for the Fund. The valuation designee is responsible for determining the value of the Fund's investments. The designee may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to ensure the process produces reliable results.

The Fund may use independent pricing services to assist in calculating the value of the Fund's securities or other assets.

With respect to any portion of the Fund's assets that are invested in one or more open-end management investment companies registered under the 1940 Act, the Fund's net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

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Fund Facts

Fund Service Providers

State Street Bank and Trust Company ("State Street"), located at One Congress Street, Suite 1, Boston, Massachusetts 02114-2016, serves as the Fund's administrator, custodian, fund accounting and transfer agent.

Calamos Financial Services LLC ("CFS"), located at 2020 Calamos Court, Naperville, Illinois 60563, serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in Fund Shares.

Ropes & Gray LLP, located at 191 North Wacker Drive, 32nd Floor, Chicago, IL 60606, serves as legal counsel to the Trust.

Premium/Discount Information

Information showing the number of days the market price of the Fund Shares was greater (at a premium) and less (at a discount) than the Fund's NAV for the most recently completed calendar year, and the most recently completed calendar quarters since that year (or the life of the Fund, if shorter), is available at www.calamos.com.

Investments by Other Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including Fund Shares. The SEC adopted Rule 12d1-4 under the 1940 Act on November 19, 2020, which became effective January 19, 2021. The Fund is required to comply with the conditions of Rule 12d1-4, which allows, subject to certain conditions, the Fund to invest in other registered investment companies and other registered investment companies to invest in the Fund beyond the limits contained in Section 12(d)(1) of the 1940 Act.

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Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance for the period of September 3, 2024 (commencement of operations) through July 31, 2025. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's financial statements, are included in the SAI, which is available upon request.

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the year was as follows:

	September 3, 2024• through July 31,
	2025
Per share operating performance
Net asset value, beginning of year	$24.81
Income from investment operations:
Net investment income (loss)(a)	(0.16)
Net realized and unrealized gain (loss)	1.69
Total from investment operations	1.53
Less distributions to common shareholders from:
Net investment income	—
Total distributions	—
Net asset value, end of year	$26.34
Total return applicable to common shareholders
Total investment return based on:
Net asset value(b)	6.17%
Ratios to average net assets applicable to common shareholders
Net expenses	0.69	%(c)
Net investment income (loss)	(0.68	%)(c)
Supplemental data
Net assets applicable to common shareholders, end of year (000)	$26,342
Portfolio turnover rate(d)(e)	0%

  •  Commencement of operations.

  (a)  Net investment income (loss) allocated based on average shares method.

  (b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

  (c)  Annualized.

  (d)  Not annualized.

  (e)  Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

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Other Information

Continuous Offering

The method by which Creation Units of Fund Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of Fund Shares are issued and sold by the Fund on an ongoing basis, a "distribution," as such term is used in the Securities Act of 1933, as amended (the "Securities Act"), may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirements and liability provisions of the Securities Act. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Fund Shares and sells the Fund Shares directly to customers or if it chooses to couple the creation of a supply of new Fund Shares with an active selling effort involving solicitation of secondary market demand for Fund Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in Fund Shares, whether or not participating in the distribution of Fund Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not "underwriters" but are participating in a distribution (as contrasted with engaging in ordinary secondary market transactions) and thus dealing with the Fund Shares that are part of an overallotment within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national exchange.

Disclaimer

The "S&P 500®" is a product of S&P Dow Jones Indices LLC or its affiliates ("SPDJI") and has been licensed for use by Calamos Advisors LLC ("Calamos Advisors"). S&P®, S&P 500®, SPX®, SPY®, US 500TM, The 500TM, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates ("S&P"); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"). It is not possible to invest directly in an index. The Fund is not sponsored or sold by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, "S&P Dow Jones Indices"). S&P Dow Jones Indices do not make any representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500® Index to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices' only relationship to Calamos Advisors with respect to the S&P 500® Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P 500® Index is determined, composed and calculated by S&P Dow Jones Indices without regard to Calamos Advisors or the Fund. S&P Dow Jones Indices have no obligation to take the needs of Calamos Advisors or the owners of the Fund into consideration in determining, composing or calculating the S&P 500® Index. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the Fund. There is no assurance that investment products based on the S&P 500® Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment adviser, commodity trading advisor, commodity pool operator, broker dealer, fiduciary, promoter" (as defined in the Investment Company Act of 1940, as amended), "expert" as enumerated within 15 U.S.C. § 77k(a) or tax advisor. Inclusion of a security, commodity, crypto currency or other asset within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, commodity, crypto currency or other asset, nor is it considered to be investment advice or commodity trading advice.

NEITHER S&P DOW JONES INDICES NOR THIRD PARTY LICENSOR GUARANTEES THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P 500® INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS)

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Other Information

WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY CALAMOS ADVISORS, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500® INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBLITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. S&P DOW JONES INDICES HAS NOT REVIEWED, PREPARED AND/OR CERTIFIED ANY PORTION OF, NOR DOES S&P DOW JONES INDICES HAVE ANY CONTROL OVER, THE LICENSEE PRODUCT REGISTRATION STATEMENT, PROSPECTUS OR OTHER OFFERING MATERIALS. THERE ARE NO THIRD-PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND CALAMOS ADVISORS, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

Summary of Certain Provisions of the Second Amended and Restated Trust Instrument

The summary below is a synopsis of certain provisions contained in the Trust's Second Amended and Restated Trust Instrument (the "Trust Instrument"). Shareholders should refer to the Trust Instrument for further information. Defined terms have the meanings contained in the Trust Instrument.

Derivative Actions

The Second Amended and Restated Trust Instrument (the "Trust Instrument") requires, within Section 9 of Article IV, that before bringing any derivative action on behalf of the Fund, Shareholders must have made a written demand to the Board of Trustees requesting that they cause the Trust or affected Series or Class, as applicable, to file the action itself.

In order to warrant consideration, any such written demand must include at least the following:

(1)  a detailed description of the action or failure to act complained of and the facts upon which each such allegation is made;

(2)  a statement to the effect that the complaining Shareholders believe that they will fairly and adequately represent the interests of similarly situated Shareholders in enforcing the right of the Trust or the affected Series or Class, as applicable and an explanation of why the complaining Shareholders believe that to be the case;

(3)  a certification that the following requirements have been met, as well as information reasonably designed to allow the Trustees to verify that certification:

(a)  each complaining Shareholder was a Shareholder of the Trust or the affected Series or Class, as applicable, at the time of the action or failure to act complained of, or acquired the Shares afterwards by operation of law from a Person who was a Shareholder at that time; and

(b)  each complaining Shareholder was a Shareholder of the Trust or the affected Series or Class, as applicable, as of the time the demand required by Section 9 of Article IV was made; and

(4)  a certification that each complaining Shareholder will be a Shareholder of the Trust or the affected Series or Class, as applicable as of the commencement of the derivative action.

The Trust Instrument further provides that at least 10% of the Shareholders of the Trust or the affected Series or Class, as applicable, must join in bringing the derivative action. This provision does not apply to claims brought under the federal securities laws.

The Trust Instrument also provides that a copy of the derivative complaint must be served on the Trust, assuming the requirements described above have already been met and the derivative action has not been barred as further described in the Trust Instrument.

Forum and Waiver of Jury Trial

Section 10 of Article X of the Trust Instrument outlines which shareholder actions must be brought in state court and which must be brought in federal court. This section states in particular that, unless the Trust consents in writing to the selection of an

CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® — SEPTEMBER
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Other Information

alternative forum, the Federal District Courts of the United States of America shall be the sole and exclusive forum for the resolution of any complaint asserting a cause of action arising under any federal securities law. This provision may increase costs for a shareholder to bring a claim or may limit a shareholder's ability to bring a claim in a judicial forum that they find more convenient or favorable. While the enforceability of the exclusive forum provisions may be challenged, this section also provides that if any provisions of Section 10 shall be held to be invalid, illegal or unenforceable, the validity, legality and enforceability of the remaining portions will still apply.

Section 10 of Article X of the Trust Instrument also states that shareholders and all other such persons bringing any such suit, action, or proceeding in the Superior Court in the State of Delaware waive the right to a trial by jury to the fullest extent permitted by law.

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For more detailed information on the Fund, several additional sources of information are available to you. The Fund's SAI, incorporated by reference into this prospectus, contains detailed information on the Fund's policies and operation. Additional information about the Fund's investments is available in the annual and semi-annual reports to shareholders and in Form N-CSR. In the Fund's annual reports, you will find a discussion of the market conditions and investment strategies that significantly impacted the Fund's performance during the last fiscal year. In Form N-CSR, you will find the Fund's annual and semi-annual financial statements. The Fund's most recent SAI, annual or semi-annual reports and certain other information are available free of charge by calling the Fund at (866) 363-9219, on the Fund's website at www.calamos.com or through your financial advisor. Shareholders may call the toll-free number above with any inquiries.

You may obtain this and other information regarding the Fund, including the SAI and Codes of Ethics adopted by the Adviser, Distributor and the Trust, directly from the SEC. Information on the SEC's website is free of charge. Visit the SEC's on-line EDGAR database at http://www.sec.gov. You may also request information regarding the Fund by sending a request (along with a duplication fee) to the SEC by sending an electronic request to publicinfo@sec.gov.

Calamos S&P 500® Structured Alt Protection ETF® — September

2020 Calamos Court

Naperville, IL 60563-2787

866.363.9219

www.calamos.com

SEC File
#811-22887

CPSTSTAPRO 112825

Fund Name	Ticker	Exchange
Calamos S&P 500® Structured Alt Protection ETF® — October	CPSO	NYSE Arca

Prospectus November 28, 2025

The fund listed above (the "Fund") is a series of the Calamos ETF Trust (the "Trust") and an exchange-traded fund ("ETF"). The Fund lists and principally trades its shares on the NYSE Arca, Inc. ("NYSE Arca" or the "Exchange").

The U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

As described in more detail in the Fund's summary, the Fund seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the SPDR® S&P 500® ETF Trust ("Underlying ETF") up to a predetermined upside cap (the "Cap"), while protecting against 100% of the Underlying ETF's losses (before fees and expenses), over a period of approximately one-year (the "Outcome Period").

•  Upside Cap: A pre-determined upside return Cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Outcome Period. The Cap is determined before fees and expenses. The Cap is expected to change at the beginning of each new Outcome Period.

•  Capital Protection: Represents downside protection target equal to 100% of losses (before fees and expenses) of the Underlying ETF, over the Outcome Period. There is no guarantee the Fund will be successful in providing the sought-after downside protection.

•  Outcome Period: The approximate one-year period over which the Fund seeks to produce the Capital Protected Target Outcome. The current Outcome Period is from October 1, 2025 through September 30, 2026. The Fund will not terminate after the conclusion of the Outcome Period. After the conclusion of the Outcome Period, another will begin.

•  Together, the Upside Cap, Capital Protection, and Outcome Period makeup the Capital Protected Target Outcome (alternatively, the "Target Outcome").

•  The Target Outcome may not be achieved, and investors may lose some or all of their money. The Fund is designed to achieve the Target Outcome only if an investor buys on the first day of the Outcome Period and holds the Fund until the end of the Outcome Period.

•  If investors buy or sell on a date other than the start or end date of the Outcome Period, their returns will be different and they may incur losses in excess of the Capital Protection level (i.e., losses exceeding 0%) and they may not experience gains up to the Cap.

•  Investors considering purchasing shares after the beginning of the Outcome Period or considering selling their shares prior to the end of the Outcome Period should visit the Fund's website at www.calamos.com for important information and considerations regarding the Fund's potential outcomes.

•  In periods of extreme market volatility, or during market disruption events, the Fund's ability to offset investor losses via the Capital Protection or provide a return up to the stated upside Cap may be impaired.

•  The Fund will not terminate upon reaching the end of an Outcome Period. Rather, the Fund will rebalance, entering into a new set of options positions, thereby establishing a new Outcome Period, with a new Cap, and reset Capital Protection.

•  The Fund has characteristics unlike many traditional investment products and may not be suitable for all investors. The Fund is only appropriate for shareholders willing to bear losses, including some or all of their investment.

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Calamos S&P 500® Structured Alt Protection ETF® — October

Investment Objective

Calamos S&P 500® Structured Alt Protection ETF® — October (the "Fund") seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the SPDR® S&P 500® ETF Trust ("Underlying ETF") up to a cap of 6.40% (the "Cap"), while protecting against 100% of negative price return of the Underlying ETF (before fees and expenses), for the period from October 1, 2025 through September 30, 2026.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund ("Fund Shares"). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.69%
Distribution and/or Service Fees (12b-1)	0.00%
Other Expenses	0.00%
Total Annual Operating Expenses	0.69%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, whether you sell or hold your Fund Shares, would be:

You would pay the following expenses whether you sell or hold your Fund Shares at the end of the period:

One Year	Three Years	Five Years	Ten Years
$70	$221	$384	$859

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund ("ETF") that is designed to provide investors with the opportunity to benefit from increases in the Underlying ETF's share price up to the stated cap over a specified period of time of approximately one-year (the "Outcome Period"), while providing protection against decreases in the Underlying ETF's share price over the same Outcome Period (before taking fees and expenses into account).

Under normal market conditions, the Fund invests substantially all of its assets in FLexible EXchange Options ("FLEX Options") that reference the price performance of the SPDR® S&P 500® ETF Trust (the "Underlying ETF"). FLEX Options are customized equity or index option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates.

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Calamos S&P 500® Structured Alt Protection ETF® — October

The Underlying ETF is an exchange-traded unit investment trust that uses a replication strategy, meaning it invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC ("PDR") serves as the Underlying ETF's sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the S&P 500® Index. The Fund's performance does not reflect the payment of dividends by the Underlying ETF. See "The Underlying ETF" for more information.

The returns an investor will receive from an investment in the Fund have characteristics that are distinct from many other investment vehicles, including the Underlying ETF. It is important that you understand these characteristics before making an investment in the Fund.

The Fund uses FLEX Options to employ a capital protected target outcome strategy. Target outcome strategies seek to produce pre-determined investment outcomes based upon the performance of an underlying security or index. The pre-determined outcomes sought by the Fund, which include capital protection to absorb 100% of losses (before fees and expenses) in the Underlying ETF (the "Capital Protection") and upside participation to a stated cap of 6.40% (before fees and expenses) (the "Cap"), are based on the price performance of the Underlying ETF over an Outcome Period.

The outcomes the Fund seeks for investors that hold Fund Shares for an entire Outcome Period are as follows, though there can be no guarantee these results will be achieved:

•  If the Underlying ETF appreciates over the Outcome Period, the combination of FLEX Options held by the Fund seeks to provide upside participation matching that of the Underlying ETF, up to a cap that is determined at the start of the Outcome Period.

•  If the Underlying ETF decreases over the Outcome Period, the combination of FLEX Options held by the Fund seeks to provide protection against 100% of Underlying ETF losses, prior to taking into account the Fund's fees and expenses.

The Fund does not seek to provide capital protection against 100% of losses (before fees and expenses) of the Underlying ETF as of any time other than the end of the Outcome Period.

For the Outcome Period beginning on October 1, 2025 through September 30, 2026, the Cap is 6.40% and the Capital Protection is 100%. When the Fund's fees and expenses are taken into account, the Cap is 5.71% and the Capital Protection is 99.31%. The Cap and Capital Protection will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee.

The current Outcome Period is from October 1, 2025 through September 30, 2026. The Fund will not terminate after the conclusion of the Outcome Period. After the conclusion of the Outcome Period, another will begin. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Outcome Period. This means that the Cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The capital protection will remain the same for each Outcome Period. The Capital Protection and Cap, and the Fund's value relative to each, should be considered before investing in the Fund. The Fund will be perpetually offered and not terminate after the current or any subsequent Outcome Period. Approximately one week prior to the end of an Outcome Period, the Fund's website will be updated to alert existing shareholders that the Outcome Period is approaching its conclusion and will disclose the anticipated Cap range for the next Outcome Period. See "Subsequent Outcome Periods" for more information.

Upon conclusion of the Outcome Period, the Fund will receive the cash value of all the FLEX Options it held for that Outcome Period. It will then invest in a new series of FLEX Options with an expiration date of approximately one year in the future, and a new Outcome Period will begin. Each FLEX Option's value is ultimately derived from the performance of the Underlying ETF's share price during that time. As the terms of the FLEX Options do not change during an Outcome Period, the outcomes, including the Cap and Capital Protection discussed below, will be measured to the Fund's net asset value ("NAV") on the first day of the Outcome Period.

The stated Cap and Capital Protection may only be realized by investors who continuously hold Fund Shares from the commencement of an Outcome Period until its conclusion. An investor who purchases Fund Shares other than on the first day of an Outcome Period and/or sells Fund Shares prior to the end of an Outcome Period may experience results that are very

CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® — OCTOBER
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Calamos S&P 500® Structured Alt Protection ETF® — October

different from the target outcomes sought by the Fund for that Outcome Period. While the Cap and Capital Protection provide the intended outcomes only for investors that hold their Fund Shares throughout the complete term of the Outcome Period, an investor can expect the value of their Fund Shares to generally move in the same direction as the Underlying ETF during the Outcome Period. If investors buy or sell on a date other than the start or end date of the Outcome Period, their returns will be different and they may incur losses in excess of the Capital Protection level (i.e., losses exceeding 0%) and they may not experience gains up to the Cap. See "Capital Protection and Cap" for more information.

The Fund's website, www.calamos.com, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Outcome Period, including the Fund's value relative to the Cap and Capital Protection. Before purchasing Fund Shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund Shares on a particular day and held through the end of the Outcome Period.

The Fund's investment objective is not a fundamental policy, and therefore may be changed by the Board without shareholder approval.

The Fund seeks to generate returns that match the Underlying ETF, up to the Cap (discussed in detail below), while limiting downside losses. The hypothetical illustrations provided below are designed to illustrate the outcomes that the Fund seeks to provide for investors who hold Fund Shares for the entirety of the Outcome Period. The hypothetical examples set forth below do not represent the performance of the Fund and investors should not rely on the hypothetical examples shown below as an indication of the actual or future performance of the Fund. There is no guarantee that the Fund will be successful in its attempt to provide the target outcomes for an Outcome Period. The returns that the Fund seeks to provide do not include the costs associated with purchasing Fund Shares and certain expenses incurred by the Fund. In the payoff profile illustration, the dotted line represents the Underlying ETF's performance, and the solid line represents the return profile gross of fees and expenses sought by the Fund in relation to the Underlying ETF's indicated performance. The bar chart below represents the Fund's hypothetical intended return profile based upon the performance of the Underlying ETF.

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Calamos S&P 500® Structured Alt Protection ETF® — October

Explanation of diagram:

1.  Calamos S&P 500® Structured Alt Protection ETF® — October Participation Layer: The dotted grey line represents the first layer, which involves purchasing a near zero-strike (i.e., deep in-the-money) call on the reference asset, at a pre-determined strike to provide full participation to the price return of the underlying reference asset. In other words, the full price participation provided by this layer provides potential gains and losses that are tantamount to that of owning the underlying reference asset outright, except that this layer does not participate in the dividend yield of the underlying reference asset.

2.  Capital Protection Layer: The solid grey line represents the second layer, which involves purchasing an at-the-money put option, which produces protection equal to 100% of losses (before fees and expenses) of the price return of the reference asset, over the Outcome Period.

3.  Upside Participation Layer (the "Cap"): The solid black line illustrates the final layer, which involves selling an out-of-the-money call, thereby creating the upside cap. The strike price at which the call is sold is determined so that the combined net options purchase price is approximately equal to the underlying asset's current value. The cost of this layer is a credit equal to the price that would make the total package "no-cost" or fully financed.

The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act").

Capital Protection and Cap

The Fund seeks to provide capital protection to absorb 100% of losses (before fees and expenses) of the Underlying ETF at the end of each Outcome Period. When the Fund's management fees are taken into account, the Capital Protection level is reduced to 99.31%. The Capital Protection level will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. If the Fund is required to increase its holdings of cash during the Outcome Period to pay fees and expenses incurred by the Fund, the Capital Protection level may be further reduced. The Fund does not seek to provide capital protection against 100% of losses (before fees and expenses) of the Underlying ETF as of any time other than the end of the Outcome Period.

During the Outcome Period, there may be periods of significant disparity between the Fund's NAV and the Underlying ETF's price performance. As the Underlying ETF price and the Fund's NAV change over the Outcome Period, an investor acquiring Fund Shares after the start of the Outcome Period will likely have a different return potential than an investor who purchased Fund Shares at the start of the Outcome Period. This is because while the Cap and Capital Protection for the Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of an Outcome Period

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Calamos S&P 500® Structured Alt Protection ETF® — October

and remain constant throughout the Outcome Period, an investor purchasing Fund Shares at market value during the Outcome Period likely purchased Fund Shares at a price that is different from the Fund's NAV at the start of the Outcome Period (i.e., the NAV that the Cap and Capital Protection reference). For example, if an investor purchases Fund Shares during an Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Outcome Period (the "Initial Fund Value"), that investor's Cap will essentially be decreased by the amount of the increase in the Underlying ETF's value, and the capital protection will not set in until the Fund's NAV returns to its Initial Fund Value (i.e., a shareholder must experience losses prior to gaining the protection offered by the Fund's Capital Protection because the Fund must first decrease in value to its Initial Fund Value for the Outcome Period before subsequent losses will be protected by the Capital Protection). Conversely, if an investor purchases Fund Shares during an Outcome Period at a time when the Underlying ETF has decreased in value, the Fund's NAV may dip below the Initial Fund Value. However, in this scenario, that investor's potential gain could be larger than the Fund's Cap for the Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Outcome Period through the date the investor purchased its Fund Shares plus any additional gains between the Initial Fund Value and the Cap. There is no guarantee that the Fund will recover such value or experience such gains. The Cap and capital protection relative to the Initial Fund Value, however, will not change over the Outcome Period.

While the Fund seeks to provide 100% protection against losses experienced by the Underlying ETF (before fees and expenses) for shareholders who hold Fund Shares for an entire Outcome Period, there is no guarantee it will successfully do so. If the Fund's NAV has increased significantly, a shareholder that purchases Fund Shares after the first day of an Outcome Period could lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear those losses. There is no guarantee the capital protection and cap will be successful and a shareholder investing at the beginning of an Outcome Period could also lose their entire investment.

The returns of the Fund are subject to a cap for each Outcome Period, calculated (before fees and expenses) at the beginning of each Outcome Period.. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return Cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Outcome Period. If the Underlying ETF experiences any percentage gains over the amount of the Cap, Fund shareholders will not experience those gains. Therefore, regardless of the price return of the Underlying ETF, the Cap (net of fees) is the maximum return an investor can achieve from an investment in the Fund for that Outcome Period. The Cap is set on the first day of each Outcome Period. The Cap is provided prior to taking into account annual Fund management fees of 0.69% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses (such as unexpected litigation) incurred by the Fund. The pre-determined Cap applicable to an Outcome Period will vary based on prevailing market conditions at the time that the Cap is set, including interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the FLEX Options.

The Cap level is a result of the design of the Fund's principal investment strategy. To provide the Capital Protected Target Outcome, the Fund purchases and sells a series of put and call FLEX Options on or around the last business day of the month prior to the beginning of an Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The Adviser will calculate the amount of premiums that the Fund will owe on the put options acquired to provide the Capital Protection and will then sell call FLEX Options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The Cap is the strike price of those FLEX Options the Fund is selling. The Cap, and the Fund's value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund Shares during an Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Outcome Period to a level near the Cap, an investor purchasing Fund Shares will have limited to no gain potential for the remainder of the Outcome Period (because the investor's potential gain will be limited to the difference between the Fund's NAV on the date the investor purchased the Fund Shares and the Cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which it purchased its Fund Shares and the Initial Fund Value for the Outcome Period before subsequent losses will be protected by the Capital Protection. If an

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Calamos S&P 500® Structured Alt Protection ETF® — October

investor buys Fund Shares when the price exceeds the Cap, an investor selling their shares at the end of the Outcome Period will not experience any gain regardless of the price return of the Underlying ETF.

There is no guarantee that the Fund will be successful in providing these investment outcomes for any Outcome Period, and an investor may experience returns on the Fund significantly below the Cap.

In periods of extreme market volatility or during market disruption events, the Fund's ability to offset investor losses through the use of the FLEX Options to achieve the stated Capital Protection, or provide a return up to the stated upside Cap may be impaired, resulting in an upside limit significantly below the Cap and downside protection significantly lower than full capital protection (i.e., losses greater than 0%), because the Fund may not be able to trade or exercise existing FLEX Options, or may not receive timely payment from its counterparties. An investor may lose their entire investment and an investment in the Fund is only appropriate for investors willing to bear those losses.

For each Outcome Period, the Fund will invest in both purchased and written put and call FLEX Options that reference the Underlying ETF. Because the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options impact the correlation between the Fund's NAV and the price of the Underlying ETF.

General Information about FLEX Options

FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation ("OCC"). The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the "buyer for every seller and the seller for every buyer," with the goal of protecting clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events, as more fully described in the Fund's Statement of Additional Information. Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and subject to the risk that the OCC may fail to perform the settlement of the FLEX Options due to bankruptcy or other adverse reasons. The FLEX Options that the Fund will hold that reference the Underlying ETF will give the Fund the right or the obligation to either receive or deliver shares of the Underlying ETF, or the right or the obligation to either receive or deliver a cash payment on the option expiration date based upon the difference between the Underlying ETF's value and a strike price, depending on whether the option is a put or call option and whether the Fund purchases or sells the option. The FLEX Options held by the Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date. The Fund will generally, under normal conditions, hold FLEX Options for each Outcome Period. The Fund will purchase call options (giving the Fund the right to receive shares of the Underlying ETF or a cash payment) and put options (giving the Fund the right to deliver shares of the Underlying ETF or a cash payment), while simultaneously selling (i.e., writing) call options (giving the Fund the obligation to deliver shares of the Underlying ETF or a cash payment). The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the Fund expects the FLEX Options to be fully covered and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchanges on which the FLEX Options are listed do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts but may charge transaction fees. Each of the FLEX Options purchased and sold throughout the Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Outcome Period. On the Flex Options expiration date, the Fund intends to sell the Flex Options prior to their expiration or cash-settle the Flex Options and use the resulting proceeds to purchase new Flex Options for the next Outcome Period.

The Underlying ETF

The Underlying ETF is an exchange-traded unit investment trust that uses a replication strategy, meaning it invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC ("PDR") serves as the Underlying ETF's sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the S&P 500® Index (the "Index"). See below for a description of the Underlying ETF's principal investment strategies and risks. You can find the Underlying ETF's prospectus and other information

CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® — OCTOBER
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Calamos S&P 500® Structured Alt Protection ETF® — October

about the ETF, including the statement of additional information and most recent reports to shareholders, online at https://www.ssga.com/us/en/intermediary/etfs/spdr-sp-500-etf-trust-spy.

The summary information below regarding the Underlying ETF comes from its filings with the SEC. You are urged to refer to the SEC filings made by the Underlying ETF and to other publicly available information (e.g., the ETF's annual reports) to obtain an understanding of the ETF's business and financial prospects. The following description of the Underlying ETF's principal investment strategies was taken directly from the Underlying ETF's prospectus, dated January 27, 2025 ("SPY" refers to the Underlying ETF; other defined terms have been modified).

"SPY seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index (the "Portfolio"), with the weight of each stock in SPY's Portfolio substantially corresponding to the weight of such stock in the Index. In SPY's prospectus, the term "Portfolio Securities" refers to the common stocks that are actually held by SPY and make up SPY's Portfolio, while the term "Index Securities" refers to the common stocks that are included in the Index, as determined by the index provider, S&P Dow Jones Indices LLC ("S&P"). At any time, SPY's Portfolio will consist of as many of the Index Securities as is practicable. To maintain the correspondence between the composition and weightings of Portfolio Securities and Index Securities, State Street Global Advisors Trust Company (the "Trustee") or its parent company, State Street Bank and Trust Company ("SSBT") adjusts SPY's Portfolio from time to time to conform to periodic changes made by S&P to the identity and/or relative weightings of Index Securities in the Index. SPY's Trustee or SSBT aggregates certain of these adjustments and makes changes to SPY's Portfolio at least monthly, or more frequently in the case of significant changes to the Index. SPY may pay transaction costs, such as brokerage commissions, when it buys and sells securities (or "turns over" its Portfolio). Such transaction costs may be higher if there are significant rebalancings of Index Securities in the Index, which may also result in higher taxes when SPY's units are held in a taxable account. These costs, which are not reflected in SPY's estimated annual Trust ordinary operating expenses, affect SPY's performance. During the most recent fiscal year, SPY's portfolio turnover rate was 3% of the average value of its portfolio. SPY's portfolio turnover rate does not include securities received or delivered from processing creations or redemptions of SPY's units. Portfolio turnover will be a function of changes to the Index as well as requirements of SPY's trust agreement. ... Although SPY may fail to own certain Index Securities at any particular time, SPY generally will be substantially invested in Index Securities, which should result in a close correspondence between the performance of the Index and the performance of SPY. ... SPY does not hold or trade futures or swaps and is not a commodity pool. The Index includes five hundred (500) selected companies, all of which are listed on national stock exchanges and spans a broad range of major industries. ... Since 1968, the Index has been a component of the U.S. Commerce Department's list of Leading Indicators that track key sectors of the U.S. economy. Current information regarding the market value of the Index is available from market information services. The Index is determined, comprised and calculated without regard to SPY."

As of November 11, 2025, the Underlying ETF had significant investments in information technology companies.

Subsequent Outcome Periods

The Fund will alert existing shareholders to the new Cap at the beginning of each new Outcome Period in the following manner:

1.  Approximately one week prior to the end of the current Outcome Period, the Fund will make a sticker filing that will alert existing shareholders that the Outcome Period is approaching its conclusion and disclose the anticipated Cap range for the next Outcome Period. This filing will be mailed to existing shareholders.

2.  Following the close of business on the last day of the Outcome Period, the Fund will make a sticker filing that discloses the Fund's Cap for the next Outcome Period. This filing will be mailed to existing shareholders.

3.  On the first day of the new Outcome Period, the Fund will file a full prospectus that incorporates the sticker filing from the previous evening which replaces the Caps/dates associated with the previous Outcome Period with the Caps/dates associated with the new Outcome Period. Correspondingly, the Fund will file a revised summary prospectus that reflects such changes.

The information referenced above will also be available on the Fund's website at www.calamos.com.

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Calamos S&P 500® Structured Alt Protection ETF® — October

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. You should not consider investing in the Fund if your investment objective differs from the Fund's investment objective or if you are not willing to accept the principal risks associated with an investment in the Fund. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a "principal risk" of investing in the Fund, regardless of the order in which it appears. The principal risks of investing in the Fund include:

•  Authorized Participant Concentration Risk — Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs, such as the Fund, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

•  Cap Change Risk — A new Cap is established at the beginning of each Outcome Period and is dependent on prevailing market conditions at the time the Cap is established. As such, the Cap may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods. Investors should monitor the changes in the Cap for each Outcome Period, information for which will be made available pursuant to the procedure outlined in the Fund's prospectus.

•  Capital Protection Risk — There can be no guarantee that the Fund will be successful in its strategy to provide protection against 100% of Underlying ETF losses if the Underlying ETF's share price decreases over the duration of the Outcome Period. The Fund's strategy seeks to deliver returns that match those of the Underlying ETF (up to the Cap), while limiting downside losses, if Fund Shares are held at the time at which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Fund Shares after the FLEX Options were entered into or sells Fund Shares prior to the expiration of the FLEX Options, the Capital Protection that the Fund seeks to provide may not be available. If the Outcome Period has begun and the Underlying ETF has increased in value, the Capital Protection will not protect any decreases in the value of the Underlying ETF to the extent of such appreciation, and therefore an investor may experience losses from this appreciated value until the Fund reaches its original NAV from the commencement of the Outcome Period. Similarly, if an investor purchases Fund Shares after the commencement of the Outcome period and the Underlying ETF has increased in value, an investor purchasing Shares at that point will not benefit from the Capital Protection until the Underlying ETF's value decreases to its original value at the commencement of the Outcome Period. Accordingly, such investor will not receive the protection that the Fund seeks to provide until the Fund experiences losses that return it to its value at the commencement of the Outcome Period. If the FLEX Options (and therefore the Capital Protection) do not perform as expected, an investor may experience significant losses on its investment, including the loss of its entire investment.

•  Capped Upside Risk — The Fund's strategy seeks to provide returns that are subject to the Cap. In the event that the Underlying ETF experiences gains in excess of the Cap for the Outcome Period, the Fund will not participate in, and will underperform the Underlying ETF to the extent of, those gains beyond the Cap. The Fund's strategy seeks to deliver returns that match those of the Underlying ETF (up to the Cap), while protecting against the entirety of downside losses of the Underlying ETF, if Fund Shares are held at the time at which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Fund Shares after the FLEX Options were entered into, there may be little or no ability for that investor to experience an investment gain on their Fund Shares (and such investor may be subjected to potential losses between that Fund Share price and the Fund's

CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® — OCTOBER
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Calamos S&P 500® Structured Alt Protection ETF® — October

NAV at the commencement of the Outcome Period). Further, because the FLEX Options are designed to produce returns that match the price return of the Underlying ETF (subject to the Cap) on the last day of the Outcome Period, if an investor sells Fund Shares prior to the expiration date of the FLEX Options such investor may sell at a point where the Fund's performance does not match the performance of the Underlying ETF over the Outcome Period, and therefore may sell at a point where the Fund has underperformed the Underlying ETF.

•  Cash Holdings Risk — To the extent the Fund holds cash positions, the Fund risks achieving lower returns and potential lost opportunities to participate in market appreciation which could negatively impact the Fund's performance and ability to achieve its investment objective.

•  Clearing Member Default Risk — Transactions in some types of derivatives, including FLEX Options, are required to be centrally cleared ("cleared derivatives"). In a transaction involving cleared derivatives, the Fund's counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house ("clearing members") can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member's individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its FLEX Options may, in certain circumstances, be used to satisfy losses of other clients of the Fund's clearing member. In addition, although clearing members guarantee performance of their clients' obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member's bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund's behalf, which heightens the risks associated with a clearing member's default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund's ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund's behalf, the Fund may be unable to effectively implement its investment strategy.

•  Correlation Risk — The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods, consistent with the Fund's valuation policy. Because a component of the FLEX option's value will be affected by, among other things, changes in the Underlying ETF's share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF's share price and the remaining time until the FLEX Options expire, the value of the Fund's FLEX Options positions is not anticipated to increase or decrease at the same rate as the Underlying ETF's share price, and it is possible they may move in different directions, and as a result, the Fund's NAV may not increase or decrease at the same rate as the Underlying ETF's share price. The Fund's strategy is designed to produce the outcomes upon the expiration of the FLEX Options on the last business day of the Outcome Period, and it should not be expected that the outcomes will be provided at any point other than the end of the Outcome Period.

•  Costs of Buying and Selling Fund Shares — Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

•  Derivatives Risk — Derivatives are instruments, such as options, futures and forward foreign currency contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. In addition, derivative instruments are subject to counterparty risk, meaning that the party with whom the Fund enters into a derivative transaction may experience a significant credit event and/or may be

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Calamos S&P 500® Structured Alt Protection ETF® — October

unwilling or unable to make timely settlement payments or otherwise honor its obligations. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.

•  Equity Securities Risk — The securities markets are volatile, and the market prices of the Underlying ETF's securities may decline generally. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. If the market prices of the securities owned by the Underlying ETF fall, the value of your investment in the Fund will decline.

•  FLEX Options Risk — The Fund may invest in FLEX Options issued and guaranteed for settlement by The Options Clearing Corporation ("OCC"). FLEX Options are customized option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be illiquid, and in such cases, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options and changing volatility levels of the reference asset. In connection with the creation and redemption of Fund Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Fund at prices that reflect the market price of the Fund Shares, the Fund's NAV and, in turn the share price of the Fund, could be negatively impacted. The Fund may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless.

•  Investment Timing Risk — An investor who purchases Fund Shares other than on the first day of the options package and/or sells Fund Shares before the options package expires may not experience the 100% downside protection or upside participation in the Underlying ETF. The Fund's downside protection and upside participation of the Underlying ETF may only be available for investors who hold Fund Shares throughout the complete term of the options package. An investor can expect their Fund Shares to move generally in the same direction as the Underlying ETF during the one-year options package. However, Fund Shares may not experience the same price movement as the price movement of the Underlying ETF. During the duration of the option package, there may be periods of significant disparity between the Fund's NAV and the Underlying ETF's price performance. For example, if an investor purchases Fund Shares during an options package period at a time when the Underlying ETF's share price has increased from its price at the beginning of the options package period, the investor may not be 100% protected against Underlying ETF downside losses. In addition, if an investor purchases Fund Shares during an options package period at a time when the Underlying ETF's share price has increased from its price at the beginning of the options package period, that investor's cap will essentially be decreased from the stated Cap by the amount of the increase in the Underlying ETF's value.

•  Large-Capitalization Investing Risk — Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks. In addition, larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer preferences. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•  Liquidity Risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® — OCTOBER
10

Calamos S&P 500® Structured Alt Protection ETF® — October

•  Liquidity Risk — FLEX Options — In the event that trading in the underlying FLEX Options is limited or absent, the value of the Fund's FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities, including certain non-customized option contracts. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. Additionally, the liquidation of a large number of FLEX Options may more significantly impact the price in a less liquid market. Further, the Fund requires a sufficient number of participants to facilitate the purchase and sale of options on an exchange to provide liquidity to the Fund for its FLEX Option positions. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

•  Market Maker Risk — If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund's net asset value and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of the Fund Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund's portfolio securities and the Fund's market price. This reduced effectiveness could result in Fund Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Fund Shares.

•  Market Risk — The risk that the securities markets will increase or decrease in value is considered market risk and applies to any security. If there is a general decline in the stock or fixed-income market, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests.

•  New Fund Risk — The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

•  Non-Diversification Risk — The Fund is classified as "non-diversified" under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code").

•  Options Risk — The Fund's ability to close out its position as a purchaser or seller of an over-the-counter or exchange-listed put or call option is dependent, in part, upon the liquidity of the options market. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Fund's ability to utilize options successfully will depend on the ability of the Fund's investment adviser to predict pertinent market movements, which cannot be assured. The Fund may also purchase or write over-the-counter put or call options, which involves risks different from, and possibly greater than, the risks associated with exchange-listed put or call options. Over-the-counter put or call options may expose the Fund to the risk that a counterparty may be unable or unwilling to perform according to a contract, and that any deterioration in a counterparty's creditworthiness could adversely affect the instrument. In addition, the Fund may be exposed to a risk that losses may exceed the amount originally invested.

•  Premium-Discount Risk — Fund Shares may trade above or below their NAV. The market prices of Fund Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Fund Shares on the Exchange. The trading price of Fund Shares may deviate significantly from NAV during periods of market volatility.

•  Secondary Market Trading Risk — Investors buying or selling Fund Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund Shares. Although the Fund Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Fund Shares on the Exchange may be halted.

•  Sector Risk — To the extent the Underlying ETF invests a significant portion of its assets in a particular sector, a greater portion of the Fund's performance may be affected by the general business and economic conditions affecting that sector. Each sector may share economic risk with the broader market, however there may be economic risks specific to

PROSPECTUS | November 28, 2025
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Calamos S&P 500® Structured Alt Protection ETF® — October

each sector. As a result, returns from those sectors may trail returns from the overall stock market, and it is possible that the Underlying ETF may underperform the broader market.

•  Tax Risk — The Fund intends to elect and to qualify each year to be treated as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The federal income tax treatment of the securities in which the Fund may invest, including the Fund's option strategy, may not be clear or may be subject to recharacterization by the Internal Revenue Service. It could be more difficult to comply with the tax requirements applicable to RICs if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the Internal Revenue Service. Any such failure to comply with the rules applicable to RICs could cause the Fund to fail to qualify as such. To qualify and maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published Internal Revenue Service guidance or case law on how to determine the "issuer" of certain derivatives that the Fund will enter into. Based upon the language in the legislative history, the Fund intends to treat the issuer of an equity option as the referenced asset and to treat any income it may derive from an equity option as "qualifying income" under the provisions of the Code applicable to RICs. In the case of FLEX Options, assuming the referenced asset qualifies as a RIC, treating the issuer as the referenced asset would allow the Fund to count the FLEX Options as automatically diversified investments under the RIC diversification requirements. If the income is not qualifying income or the issuer of equity options, including FLEX Options, is not appropriately the referenced asset, the Fund may not qualify, or may be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund's taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

  The Fund's investments in offsetting positions with respect to the Underlying ETF may affect the character of gains or losses realized by the Fund under the Code's "straddle" rules and may increase the amount of short-term capital gain realized by the Fund. Certain options the Fund holds may not qualify as "Section 1256 contracts" under Section 1256 of the Code, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

  Offsetting FLEX Options are held by a single person, the IRS may take the position that the FLEX Options, viewed together, should be treated as a single debt instrument for federal tax purposes. The result of such a position would be that the Fund would fail the RIC diversification tests, causing the RIC to be taxed as a C corporation, unless certain cure rights based upon reasonable cause may apply. The Fund has obtained an opinion of tax counsel that the FLEX Options should not be collapsed into a single instrument. However, such an opinion is not binding upon the IRS or the courts.

•  Trading Issues Risk — Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange's "circuit breaker" rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund's assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.

•  Underlying ETF Risk — The Fund invests in FLEX Options that reference an ETF, which subjects the Fund to certain of the risks of owning shares of an ETF as well as the types of instruments in which the Underlying ETF invests. The value of an ETF will fluctuate over time based on fluctuations in the values of the securities held by the ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. In addition, ETFs are subject to absence of an active market risk, premium/discount risk, tracking error risk and trading issues risk. Brokerage, tax and other expenses may negatively impact the performance of the Underlying ETF and, in turn, the value of the Fund's shares. An ETF that tracks an index may not exactly match the performance of the index due to cash drag, differences between the portfolio of the ETF and the components of the index, expenses and other factors.

CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® — OCTOBER
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Calamos S&P 500® Structured Alt Protection ETF® — October

•  Valuation Risk — During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options may become more difficult. In market environments where there is reduced availability of reliable objective pricing data, the judgment of the Fund's investment adviser in determining the fair value of the security may play a greater role. While such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.

Fund Performance

The Fund commenced operations on October 1, 2024, and thus does not yet have annual returns for a full calendar year. Accordingly, performance data is not included. Performance information is available at no cost by visiting www.calamos.com. Past performance (before and after taxes) is not an indication of future performance.

Investment Adviser

Calamos Advisors LLC ("Calamos Advisors" or the "Adviser")

Portfolio Managers

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH ADVISER
David O'Donohue	Since October 2024	SVP, Sr. Co-Portfolio Manager
Jimmy Young	Since October 2024	SVP, Co-Portfolio Manager
Eli Pars	Since October 2024	SVP, Sr. Co-Portfolio Manager
Jason Hill	Since October 2024	SVP, Sr. Co-Portfolio Manager
Anthony Vecchiolla	Since October 2024	VP, Co-Portfolio Manager
Jordan Rosenfeld	Since November 2025	VP, Co-Portfolio Manager

PROSPECTUS | November 28, 2025
13

Other Important Information Regarding Fund Shares

Portfolio Holdings. The Fund's portfolio holdings are disclosed on its website daily after the close of trading on the Exchange and prior to the opening of trading on the Exchange the following day. A description of the Fund's policies and procedures with respect to the disclosure of such Fund's portfolio holdings is available in the Fund's Statement of Additional Information ("SAI").

Premium/Discount Information. Information about the premiums and discounts at which the Fund's Shares have traded will be available at www.calamos.com.

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as "Creation Units." Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at net asset value ("NAV"), Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the "bid-ask spread"). Recent information regarding the Fund's NAV, market price, premiums and discounts, and bid-ask spreads is available at https://www.calamos.com/.

Tax Information

Net investment income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute net investment income and capital gains, if any, at least annually.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), such Fund and its related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® — OCTOBER
14

Additional Information About Investment Strategies and Related Risks

The Fund's investment objective and each of the policies described herein are non-fundamental policies that may be changed by the Board of Trustees of the Trust (the "Board") without shareholder approval. The Fund may liquidate and terminate at any time without shareholder approval.

What are the investment objectives and principal strategies for the Fund?

The Fund is an actively managed exchange-traded fund ("ETF") that is designed to provide investors with the opportunity to benefit from increases in the Underlying ETF's share price up to the stated cap over a specified period of time of approximately one-year (the "Outcome Period"), while providing protection against decreases in the Underlying ETF's share price over the same Outcome Period (before taking fees and expenses into account).

Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange Options ("FLEX Options") that reference the price performance of the SPDR® S&P 500® ETF Trust (the "Underlying ETF"). FLEX Options are customized equity or index option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates.

The Underlying ETF is an exchange-traded unit investment trust that uses a replication strategy, meaning it invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC ("PDR") serves as the Underlying ETF's sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the S&P 500® Index. The Fund's performance does not reflect the payment of dividends by the Underlying ETF. See "The Underlying ETF" for more information.

The returns an investor will receive from an investment in the Fund have characteristics that are distinct from many other investment vehicles, including the Underlying ETF. It is important that you understand these characteristics before making an investment in the Fund.

The Fund uses FLEX Options to employ a capital protected target outcome strategy. Target outcome strategies seek to produce pre-determined investment outcomes based upon the performance of an underlying security or index. The pre-determined outcomes sought by the Fund, which include capital protection to absorb 100% of losses (before fees and expenses) in the Underlying ETF (the "Capital Protection") and upside participation to a stated cap of 6.40% (before fees and expenses) (the "Cap"), are based on the price performance of the Underlying ETF over an approximate one-year period (the "Outcome Period").

The outcomes the Fund seeks for investors that hold Fund Shares for an entire Outcome Period are as follows, though there can be no guarantee these results will be achieved:

•  If the Underlying ETF appreciates over the Outcome Period, the combination of FLEX Options held by the Fund seeks to provide upside participation matching that of the Underlying ETF, up to a Cap that is determined at the start of the Outcome Period.

•  If the Underlying ETF decreases over the Outcome Period, the combination of FLEX Options held by the Fund seeks to provide protection against 100% of Underlying ETF losses, prior to taking into account the Fund's fees and expenses.

The Fund does not seek to provide capital protection against 100% of losses (before fees and expenses) of the Underlying ETF as of any time other than the end of the Outcome Period.

For the Outcome Period beginning on October 1, 2025 through September 30, 2026, the Cap is 6.40% and the Capital Protection is 100%. When the Fund's fees and expenses are taken into account, the Cap is 5.71% and the Capital Protection is 99.31%. The Cap and Capital Protection will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee.

The current Outcome Period is from October 1, 2025 through September 30, 2026. The Fund will not terminate after the conclusion of the Outcome Period. After the conclusion of the Outcome Period, another will begin. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the

PROSPECTUS | November 28, 2025
15

Additional Information About Investment Strategies and Related Risks

new Outcome Period. This means that the Cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The capital protection will remain the same for each Outcome Period. The Capital Protection and Cap, and the Fund's value relative to each, should be considered before investing in the Fund. The Fund will be perpetually offered and not terminate after the current or any subsequent Outcome Period. Approximately one week prior to the end of an Outcome Period, the Fund's website will be updated to alert existing shareholders that the Outcome Period is approaching its conclusion and will disclose the anticipated Cap range for the next Outcome Period. See "Subsequent Outcome Periods" for more information.

Upon conclusion of the Outcome Period, the Fund will receive the cash value of all the FLEX Options it held for that Outcome Period. It will then invest in a new series of FLEX Options with an expiration date of approximately one year in the future, and a new Outcome Period will begin. Each FLEX Option's value is ultimately derived from the performance of the Underlying ETF's share price during that time. As the terms of the FLEX Options do not change during an Outcome Period, the outcomes, including the Cap and 100% Capital Protection discussed below, will be measured to the Fund's net asset value ("NAV") on the first day of the Outcome Period.

The stated Cap and Capital Protection may only be realized by investors who continuously hold Fund Shares from the commencement of an Outcome Period until its conclusion. An investor who purchases Fund Shares other than on the first day of an Outcome Period and/or sells Fund Shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. While the Cap and Capital Protection provide the intended outcomes only for investors that hold their Fund Shares throughout the complete term of the Outcome Period, an investor can expect the value of their Fund Shares to generally move in the same direction as the Underlying ETF during the Outcome Period. If investors buy or sell on a date other than the start or end date of the Outcome Period, their returns will be different and they may incur losses in excess of the Capital Protection level (i.e., losses exceeding 0%) and they may not experience gains up to the Cap. See "Capital Protection and Cap" for more information.

The Fund's website, www.calamos.com, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Outcome Period, including the Fund's value relative to the Cap and Capital Protection. Before purchasing Fund Shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund Shares on a particular day and held through the end of the Outcome Period.

The Fund's investment objective is not a fundamental policy and therefore may be changed by the Board without shareholder approval.

The Fund seeks to generate returns that match the Underlying ETF, up to the Cap (discussed in detail below), while limiting downside losses. The hypothetical illustrations provided below are designed to illustrate the outcomes that the Fund seeks to provide for investors who hold Fund Shares for the entirety of the Outcome Period. The hypothetical examples set forth below do not represent the performance of the Fund and investors should not rely on the hypothetical examples shown below as an indication of the actual or future performance of the Fund. There is no guarantee that the Fund will be successful in its attempt to provide the target outcomes for an Outcome Period. The returns that the Fund seeks to provide do not include the costs associated with purchasing Fund Shares and certain expenses incurred by the Fund. In the payoff profile illustration, the dotted line represents the Underlying ETF's performance, and the solid line represents the return profile gross of fees and expenses sought by the Fund in relation to the Underlying ETF's indicated performance. The bar chart below represents the Fund's hypothetical intended return profile based upon the performance of the Underlying ETF.

CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® — OCTOBER
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Additional Information About Investment Strategies and Related Risks

Explanation of diagram:

1.  Calamos S&P 500® Structured Alt Protection ETF® — October Participation Layer: The dotted grey line represents the first layer, which involves purchasing a near zero-strike (i.e., deep in-the-money) call on the reference asset, at a pre-determined strike to provide full participation to the price return of the underlying reference asset. In other words, the full price participation provided by this layer provides potential gains and losses that are tantamount to that of owning the underlying reference asset outright, except that this layer does not participate in the dividend yield of the underlying reference asset.

2.  Capital Protection Layer: The solid grey line represents the second layer, which involves purchasing an at-the-money put option, which produces protection equal to 100% of losses (before fees and expenses) of the price return of the reference asset, over the Outcome Period.

3.  Upside Participation Layer (the "Cap"): The solid black line illustrates the final layer, which involves selling an out-of-the-money call, thereby creating the upside cap. The strike price at which the call is sold is determined so that the combined net options purchase price is approximately equal to the underlying asset's current value. The cost of this layer is a credit equal to the price that would make the total package "no-cost" or fully financed.

PROSPECTUS | November 28, 2025
17

Additional Information About Investment Strategies and Related Risks

The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act").

Capital Protection and Cap

The Fund seeks to provide capital protection to absorb 100% of losses (before fees and expenses) of the Underlying ETF at the end of each Outcome Period. When the Fund's management fees are taken into account, the Capital Protection level is reduced to 99.31%. The Capital Protection level will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. If the Fund is required to increase its holdings of cash during the Outcome Period to pay fees and expenses incurred by the Fund, the Capital Protection level may be further reduced. The Fund does not seek to provide capital protection against 100% of losses (before fees and expenses) of the Underlying ETF as of any time other than the end of the Outcome Period.

During the Outcome Period, there may be periods of significant disparity between the Fund's NAV and the Underlying ETF's price performance. As the Underlying ETF price and the Fund's Net Asset Value ("NAV") change over the Outcome Period, an investor acquiring Fund Shares after the start of the Outcome Period will likely have a different return potential than an investor who purchased Fund Shares at the start of the Outcome Period. This is because while the Cap and Capital Protection for the Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of an Outcome Period and remain constant throughout the Outcome Period, an investor purchasing Fund Shares at market value during the Outcome Period likely purchased Fund Shares at a price that is different from the Fund's NAV at the start of the Outcome Period (i.e., the NAV that the Cap and Capital Protection reference). For example, if an investor purchases Fund Shares during an Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Outcome Period (the "Initial Fund Value"), that investor's Cap will essentially be decreased by the amount of the increase in the Underlying ETF's value, and the capital protection will not set in until the Fund's NAV returns to its Initial Fund Value (i.e., a shareholder must experience losses prior to gaining the protection offered by the Fund's Capital Protection because the Fund must first decrease in value to its Initial Fund Value for the Outcome Period before subsequent losses will be protected by the Capital Protection). Conversely, if an investor purchases Fund Shares during an Outcome Period at a time when the Underlying ETF has decreased in value, the Fund's NAV may dip below the Initial Fund Value. However, in this scenario, that investor's potential gain could be larger than the Fund's Cap for the Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Outcome Period through the date the investor purchased its Fund Shares plus any additional gains between the Initial Fund Value and the Cap. There is no guarantee that the Fund will recover such value or experience such gains. The Cap and capital protection relative to the Initial Fund Value, however, will not change over the Outcome Period.

CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® — OCTOBER
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Additional Information About Investment Strategies and Related Risks

While the Fund seeks to provide 100% protection against losses experienced by the Underlying ETF (before fees and expenses) for shareholders who hold Fund Shares for an entire Outcome Period, there is no guarantee it will successfully do so. If the Fund's NAV has increased significantly, a shareholder that purchases Fund Shares after the first day of an Outcome Period could lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear those losses. There is no guarantee the capital protection and cap will be successful and a shareholder investing at the beginning of an Outcome Period could also lose their entire investment.

The returns of the Fund are subject to a cap for each Outcome Period, calculated (before fees and expenses) at the beginning of each Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return Cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Outcome Period. If the Underlying ETF experiences any percentage gains over the amount of the Cap, Fund shareholders will not experience those gains. Therefore, regardless of the price return of the Underlying ETF, the Cap (net of fees) is the maximum return an investor can achieve from an investment in the Fund for that Outcome Period. The Cap is set on the first day of each Outcome Period. The Cap is provided prior to taking into account annual Fund management fees of 0.69% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses (such as unexpected litigation) incurred by the Fund. The pre-determined Cap applicable to an Outcome Period will vary based on prevailing market conditions at the time that the Cap is set, including interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the FLEX Options.

The Cap level is a result of the design of the Fund's principal investment strategy. To provide the Capital Protected Target Outcome, the Fund purchases and sells a series of put and call FLEX Options on or around the last business day of the month prior to the beginning of an Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The Adviser will calculate the amount of premiums that the Fund will owe on the put options acquired to provide the Capital Protection and will then sell call FLEX Options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The Cap is the strike price of those FLEX Options the Fund is selling. The Cap, and the Fund's value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund Shares during an Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Outcome Period to a level near the Cap, an investor purchasing Fund Shares will have limited to no gain potential for the remainder of the Outcome Period (because the investor's potential gain will be limited to the difference between the Fund's NAV on the date the investor purchased the Fund Shares and the Cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which it purchased its Fund Shares and the Initial Fund Value for the Outcome Period before subsequent losses will be protected by the Capital Protection. If an investor buys Fund Shares when the price exceeds the Cap, an investor selling their shares at the end of the Outcome Period will not experience any gain regardless of the price return of the Underlying ETF. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Outcome Period, and an investor may experience returns on the Fund significantly below the Cap.

In periods of extreme market volatility or during market disruption events, the Fund's ability to offset investor losses through the use of the FLEX Options to achieve the stated Capital Protection, or provide a return up to the stated upside Cap may be impaired, resulting in an upside limit significantly below the Cap and downside protection significantly lower than full capital protection (i.e., losses greater than 0%), because the Fund may not be able to trade or exercise existing FLEX Options, or may not receive timely payment from its counterparties. An investor may lose their entire investment and an investment in the Fund is only appropriate for investors willing to bear those losses.

For each Outcome Period, the Fund will invest in both purchased and written put and call FLEX Options that reference the Underlying ETF. Because the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options impact the correlation between the Fund's NAV and the price of the Underlying ETF.

PROSPECTUS | November 28, 2025
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Additional Information About Investment Strategies and Related Risks

General Information about FLEX Options

FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation ("OCC"). The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the "buyer for every seller and the seller for every buyer," with the goal of protecting clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events, as more fully described in the Fund's Statement of Additional Information. Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and subject to the risk that the OCC may fail to perform the settlement of the FLEX Options due to bankruptcy or other adverse reasons. The FLEX Options that the Fund will hold that reference the Underlying ETF will give the Fund the right or the obligation to either receive or deliver shares of the Underlying ETF, or the right or the obligation to either receive or deliver a cash payment on the option expiration date based upon the difference between the Underlying ETF's value and a strike price, depending on whether the option is a put or call option and whether the Fund purchases or sells the option. The FLEX Options held by the Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date. The Fund will generally, under normal conditions, hold FLEX Options for each Outcome Period. The Fund will purchase call options (giving the Fund the right to receive shares of the Underlying ETF or a cash payment) and put options (giving the Fund the right to deliver shares of the Underlying ETF or a cash payment), while simultaneously selling (i.e., writing) call options (giving the Fund the obligation to deliver shares of the Underlying ETF or a cash payment). The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the Fund expects the FLEX Options to be fully covered and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchanges on which the FLEX Options are listed do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts but may charge transaction fees. Each of the FLEX Options purchased and sold throughout the Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Outcome Period. On the Flex Options expiration date, the Fund intends to sell the Flex Options prior to their expiration or cash-settle the Flex Options and use the resulting proceeds to purchase new Flex Options for the next Outcome Period.

The Underlying ETF

The Underlying ETF is an exchange-traded unit investment trust that uses a replication strategy, meaning it invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC ("PDR") serves as the Underlying ETF's sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the S&P 500® Index (the "Index"). See below for a description of the Underlying ETF's principal investment strategies and risks. You can find the Underlying ETF's prospectus and other information about the ETF, including the statement of additional information and most recent reports to shareholders, online at https://us.spdrs.com/en/etf/spdr-sp-500-etf-SPY.

The summary information below regarding the Underlying ETF comes from its filings with the SEC. You are urged to refer to the SEC filings made by the Underlying ETF and to other publicly available information (e.g., the ETF's annual reports) to obtain an understanding of the ETF's business and financial prospects. The following description of the Underlying ETF's principal investment strategies was taken directly from the Underlying ETF's prospectus, dated January 27, 2025 ("SPY" refers to the Underlying ETF; other defined terms have been modified).

"SPY seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index (the "Portfolio"), with the weight of each stock in SPY's Portfolio substantially corresponding to the weight of such stock in the Index. In SPY's prospectus, the term "Portfolio Securities" refers to the common stocks that are actually held by SPY and make up SPY's Portfolio, while the term "Index Securities" refers to the common stocks that are included in the Index, as determined by the index provider, S&P Dow Jones Indices LLC ("S&P"). At any time, SPY's Portfolio will consist of as many of the Index Securities as is practicable. To maintain the correspondence between the composition and weightings of Portfolio Securities and Index Securities, State Street Global Advisors Trust Company (the "Trustee") or its parent company, State Street Bank and Trust Company ("SSBT") adjusts SPY's Portfolio from time to time to conform to periodic changes made by S&P to the identity

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and/or relative weightings of Index Securities in the Index. SPY's Trustee or SSBT aggregates certain of these adjustments and makes changes to SPY's Portfolio at least monthly, or more frequently in the case of significant changes to the Index. SPY may pay transaction costs, such as brokerage commissions, when it buys and sells securities (or "turns over" its Portfolio). Such transaction costs may be higher if there are significant rebalancings of Index Securities in the Index, which may also result in higher taxes when SPY's units are held in a taxable account. These costs, which are not reflected in SPY's estimated annual Trust ordinary operating expenses, affect SPY's performance. During the most recent fiscal year, SPY's portfolio turnover rate was 3% of the average value of its portfolio. SPY's portfolio turnover rate does not include securities received or delivered from processing creations or redemptions of SPY's units. Portfolio turnover will be a function of changes to the Index as well as requirements of SPY's trust agreement. ... Although SPY may fail to own certain Index Securities at any particular time, SPY generally will be substantially invested in Index Securities, which should result in a close correspondence between the performance of the Index and the performance of SPY. ... SPY does not hold or trade futures or swaps and is not a commodity pool... . The Index includes five hundred (500) selected companies, all of which are listed on national stock exchanges and spans a broad range of major industries. ... Since 1968, the Index has been a component of the U.S. Commerce Department's list of Leading Indicators that track key sectors of the U.S. economy. Current information regarding the market value of the Index is available from market information services. The Index is determined, comprised and calculated without regard to SPY."

As of November 11, 2025, the Underlying ETF had significant investments in information technology companies.

Subsequent Outcome Periods

The Fund will alert existing shareholders to the new Cap at the beginning of each new Outcome Period in the following manner:

1.  Approximately one week prior to the end of the current Outcome Period, the Fund will make a sticker filing that will alert existing shareholders that the Outcome Period is approaching its conclusion and disclose the anticipated Cap range for the next Outcome Period. This filing will be mailed to existing shareholders.

2.  Following the close of business on the last day of the Outcome Period, the Fund will make a sticker filing that discloses the Fund's Cap for the next Outcome Period. This filing will be mailed to existing shareholders.

3.  On the first day of the new Outcome Period, the Fund will file a full prospectus that incorporates the sticker filing from the previous evening which replaces the Caps/dates associated with the previous Outcome Period with the Caps/dates associated with the new Outcome Period. Correspondingly, the Fund will file a revised summary prospectus that reflects such changes.

The information referenced above will also be available on the Fund's website at www.calamos.com.

Changes in 80% policy

The Fund has adopted a non-fundamental operating policy that requires it, under normal circumstances, to invest at least 80% of its net assets (plus borrowings for investment purposes, if any) in investments that provide exposure to the S&P 500® Index. Although this requirement may be changed by the Board of Trustees without shareholder approval, the Fund will notify shareholders in writing at least 60 days prior to any change in its 80% policy.

Non-Principal Investments

Cash Equivalents and Short-Term Investments

The Fund may invest in securities with maturities of less than one year or cash equivalents, or it may hold cash. The percentage of the Fund invested in such holdings varies and depends on several factors, including market conditions. For temporary defensive purposes and during periods of high cash inflows or outflows, the Fund may invest part or all of its assets in these securities or it may hold cash. During such periods, the Fund may not be able to achieve its investment objective. The Fund may adopt a defensive strategy when the portfolio managers believe securities in which such Fund normally invests have elevated risks due to political or economic factors and in other extraordinary circumstances. For more information on eligible short-term investments, see the SAI.

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Illiquid Investments

The Fund may invest up to 15% of its net assets in securities and other instruments that are, at the time of investment, illiquid (determined using the Securities and Exchange Commission's standard applicable to investment companies, i.e., any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). For this purpose, illiquid investments may include, but are not limited to, certain restricted securities (securities the disposition of which is restricted under the federal securities laws), certain securities that may only be resold pursuant to Rule 144A under the Securities Act, and certain repurchase agreements, among others.

Temporary Investments

In response to market, economic, political, or other conditions, the Fund may temporarily invest for defensive purposes that are inconsistent with the Fund's principal investment strategies. If the Fund does so, different factors could affect the Fund's performance, and the Fund may not achieve its investment objective.

Risks of Investing in the Fund

This prospectus describes the risks you may face as an investor in the Fund. It is important to keep in mind that generally, investments with a higher potential reward also have a higher risk of losing money. The reverse is also commonly true: the lower the risk, the lower the potential reward. However, as you consider an investment in the Fund, you should also take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in this investment for a long period of time to ride out down periods.

As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time, and it is possible to lose money. Each risk summarized below is considered a "principal risk" of investing in the Fund, regardless of the order in which it appears.

Principal Risks

Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs, such as the Fund, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

Cap Change Risk. A new Cap is established at the beginning of each Outcome Period and is dependent on prevailing market conditions at the time the Cap is established. Expected dividends of the Underlying ETF, market interest rates, the Underlying ETF's share price relative to the FLEX Options' strike prices, and the "implied volatility" of the Underlying ETF (the expected frequency and magnitude of changes of the Underlying ETF's share price) can impact the Cap the Fund is able to establish at the beginning of each outcome period. Extremely low interest rates (e.g., 0%) may result in a significantly lower Cap. As such, the Cap may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods. Investors should monitor the changes in the Cap for each Outcome Period, information for which will be made available pursuant to the procedure outlined in the Fund's prospectus.

Capital Protection Risk. There can be no guarantee that the Fund will be successful in its strategy to provide protection against 100% of Underlying ETF losses if the Underlying ETF's share price decreases over the duration of the Outcome Period. The Fund's strategy seeks to deliver returns that match those of the Underlying ETF (up to the Cap), while limiting downside losses, if Fund Shares are held at the time at which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Fund Shares after the FLEX Options were entered into or sells Fund Shares prior to the expiration of the FLEX Options, the Capital Protection that the Fund seeks to provide may not be available. If the Outcome Period has begun and the Underlying ETF has increased in value, the Capital Protection will not protect any decreases in the value of the Underlying ETF to the extent of such appreciation, and therefore an investor may

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experience losses from this appreciated value until the Fund reaches its original NAV from the commencement of the Outcome Period. Similarly, if an investor purchases Fund Shares after the commencement of the Outcome period and the Underlying ETF has increased in value, an investor purchasing Shares at that point will not benefit from the Capital Protection until the Underlying ETF's value decreases to its original value at the commencement of the Outcome Period. Accordingly, such investor will not receive the protection that the Fund seeks to provide until the Fund experiences losses that return it to its value at the commencement of the Outcome Period. If the FLEX Options (and therefore the Capital Protection) do not perform as expected, an investor may experience significant losses on its investment, including the loss of its entire investment.

Capped Upside Risk. The Fund's strategy seeks to provide returns that are subject to the Cap. In the event that the Underlying ETF experiences gains in excess of the Cap for the Outcome Period, the Fund will not participate in, and will underperform the Underlying ETF to the extent of, those gains beyond the Cap. The Fund's strategy seeks to deliver returns that match those of the Underlying ETF (up to the Cap), while protecting against the entirety of downside losses of the Underlying ETF, if Fund Shares are held at the time at which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Fund Shares after the FLEX Options were entered into, there may be little or no ability for that investor to experience an investment gain on their Shares (and such investor may be subjected to potential losses between that Fund Share price and the Fund's NAV at the commencement of the Outcome Period). Further, because the FLEX Options are designed to produce returns that match the price return of the Underlying ETF (subject to the Cap) on the last day of the Outcome Period, if an investor sells Fund Shares prior to the expiration date of the FLEX Options such investor may sell at a point where the Fund's performance does not match the performance of the Underlying ETF over the Outcome Period, and therefore may sell at a point where the Fund has underperformed the Underlying ETF.

Cash Holdings Risk. The Fund may invest in cash and cash equivalents for indefinite periods of time when the Fund's investment adviser determines the prevailing market environment warrants doing so. When the Fund holds cash positions, it may lose opportunities to participate in market appreciation, which may result in lower returns than if the Fund had remained fully invested in the market. Furthermore, cash and cash equivalents may generate minimal or no income and could negatively impact the Fund's performance and ability to achieve its investment objective.

Clearing Member Default Risk. Transactions in some types of derivatives, including FLEX Options, are required to be centrally cleared ("cleared derivatives"). In a transaction involving cleared derivatives, the Fund's counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house ("clearing members") can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member's individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its FLEX Options may, in certain circumstances, be used to satisfy losses of other clients of the Fund's clearing member. In addition, although clearing members guarantee performance of their clients' obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member's bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund's behalf, which heightens the risks associated with a clearing member's default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund's ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund's behalf, the Fund may be unable to effectively implement its investment strategy.

Correlation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods, consistent with the Fund's valuation policy. Because a component of the FLEX option's value will be affected by, among other things, changes in the Underlying ETF's share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF's share price and the remaining time until the FLEX Options expire, the value of the Fund's FLEX Options positions is not anticipated to increase or decrease at the same rate as the Underlying ETF's share price,

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and it is possible they may move in different directions, and as a result, the Fund's NAV may not increase or decrease at the same rate as the Underlying ETF's share price. The Fund's strategy is designed to produce the outcomes upon the expiration of the FLEX Options on the last business day of the Outcome Period, and it should not be expected that the outcomes will be provided at any point other than the end of the Outcome Period.

Costs of Buying and Selling Fund Shares. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

Derivatives Risk. Derivatives are instruments, such as futures and forward foreign currency contracts, whose value is derived from that of other assets, rates or indices. Derivatives may be more volatile than other investments and may magnify the Fund's gains or losses. Successful use of derivatives depends upon the level to which prices of the underlying assets correlate with price movements in the derivatives the Fund buys or sells. The Fund could be negatively affected if the change in market value of its securities fails to correlate with the value of derivatives it purchased or sold. The potential lack of a liquid market for a derivative may prevent the Fund from closing its derivatives positions to limit losses or realize profits. Derivatives may be purchased for a fraction of their value and small price movements may result in an immediate and substantial loss to the Fund. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. In addition, derivative instruments are subject to counterparty risk, meaning that the party with whom the Fund enters into the derivatives transaction (e.g., the clearinghouse or the broker holding the Fund's position for a futures contract or the counterparty for a forward contract) may experience a significant credit event and/or may be unwilling or unable to make timely settlement payments or otherwise honor its obligations. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.

Equity Securities Risk. Equity investments are subject to greater fluctuations in market value than other asset classes as a result of such factors as a company's business performance, investor perceptions, stock market trends and general economic conditions.

FLEX Options Risk. Trading FLEX Options involves risks different from, or possibly greater than, the risks associated with investing directly in securities. The Fund may not experience substantial upside participation from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund's FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund Shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund's FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund's Shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection may impact the value of the Fund and whether the Fund can satisfy its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment. The trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.

The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The FLEX Options are also subject to correlation risk, meaning the value of the FLEX Options does not increase or decrease at the same rate as the Underlying ETF (although they generally move in the same direction) or its underlying securities. The value of the FLEX Options prior to the expiration date may vary because of factors other than the value of the

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Underlying ETF, such as interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, a change in the actual and perceived volatility of the stock market and the Underlying ETF and the remaining time to expiration. FLEX Option prices may also be highly volatile and may fluctuate substantially during a short period of time. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options becomes more difficult and the judgment of the Fund's investment adviser (employing the fair value procedures approved by the Board of Trustees of the Trust) may play a greater role in the valuation of the Fund's holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value. Under those circumstances, the value of the FLEX Options will require more reliance on the investment adviser's judgment than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value paid for shares of the Fund.

Investment Timing Risk. An investor who purchases Fund Shares other than on the first day of the options package and/or sells Fund Shares before the options package expires may not experience the 100% downside protection or upside participation in the Underlying ETF. The Fund's downside protection and upside participation of the Underlying ETF may only be available for investors who hold Fund Shares throughout the complete term of the options package. An investor can expect their Fund Shares to move generally in the same direction as the Underlying ETF during the one-year options package. However, Fund Shares may not experience the same price movement as the price movement of the Underlying ETF. During the duration of the option package, there may be periods of significant disparity between the Fund's NAV and the Underlying ETF's price performance. For example, if an investor purchases Fund Shares during an options package period at a time when the Underlying ETF's share price has increased from its price at the beginning of the options package period, the investor may not be 100% protected against Underlying ETF downside losses. In addition, if an investor purchases Fund Shares during an options package period at a time when the Underlying ETF's share price has increased from its price at the beginning of the options package period, that investor's cap will essentially be decreased from the stated Cap by the amount of the increase in the Underlying ETF's value.

Large-Capitalization Investing Risk. Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks. In addition, larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer preferences. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

Liquidity Risk — FLEX Options. In the event that trading in the underlying FLEX Options is limited or absent, the value of the Fund's FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities, including certain non-customized option contracts. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. Additionally, the liquidation of a large number of FLEX Options may more significantly impact the price in a less liquid market. Further, the Fund requires a sufficient number of participants to facilitate the purchase and sale of options on an exchange to provide liquidity to the Fund for its FLEX Option positions. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund's net asset value and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of the Fund Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying
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values of the Fund's portfolio securities and the Fund's market price. This reduced effectiveness could result in Fund Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Fund Shares.

Market Risk. The risk that the securities markets will increase or decrease in value is considered market risk and applies to any security. If there is a general decline in the stock or fixed-income market, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests.

New Fund Risk. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

Non-Diversification Risk. The Fund is classified as "non-diversified" under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Options Risk. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Fund's ability to utilize options successfully will depend on Calamos Advisors' ability to predict pertinent market movements, which cannot be assured.

The Fund's ability to close out its position as a purchaser or seller of an Options Clearing Corporation or exchange-listed put or call option is dependent, in part, upon the liquidity of the options market. If the Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option to realize any profit or the option would expire and become worthless. If the Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security until the option expired. As the writer of a covered call option on a security, the Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call. The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets until the next trading day.

Unless the parties provide for it, there is no central clearing or guaranty function in an over-the-counter option. As a result, if the counterparty fails to make or take delivery of the security or other instrument underlying an over-the-counter option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such counterparty or any guarantor or credit enhancement of the counterparty's credit to determine the likelihood that the terms of the over-the-counter option will be satisfied.

The Fund may also purchase or write over-the-counter put or call options, which involves risks different from, and possibly greater than, the risks associated with exchange-listed put or call options. In some instances, over-the-counter put or call options may expose the Fund to the risk that a counterparty may be unable or unwilling to perform according to a contract, and that any deterioration in a counterparty's creditworthiness could adversely affect the instrument. In addition, the Fund may be exposed to a risk that losses may exceed the amount originally invested.

Premium-Discount Risk. The Fund's Shares may trade above or below their NAV. The market prices of Fund Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Fund Shares on the Exchange. The trading price of Fund Shares may deviate significantly from NAV during periods of market volatility.

Secondary Market Trading Risk. Investors buying or selling Fund Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund Shares. Although the Fund's Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Fund Shares on the Exchange may be halted.

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Additional Information About Investment Strategies and Related Risks

Sector Risk. To the extent the Underlying ETF invests a significant portion of its assets in a particular sector, a greater portion of the Fund's performance may be affected by the general business and economic conditions affecting that sector. Each sector may share economic risk with the broader market, however there may be economic risks specific to each sector. As a result, returns from those sectors may trail returns from the overall stock market and it is possible that the Underlying ETF may underperform the broader market.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The federal income tax treatment of the securities in which the Fund may invest, including the Fund's option strategy, may not be clear or may be subject to recharacterization by the Internal Revenue Service. It could be more difficult to comply with the tax requirements applicable to RICs if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the Internal Revenue Service. Any such failure to comply with the rules applicable to RICs could cause the Fund to fail to qualify as such. To qualify and maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published Internal Revenue Service guidance or case law on how to determine the "issuer" of certain derivatives that the Fund will enter into. Based upon the language in the legislative history, the Fund intends to treat the issuer of an equity option as the referenced asset and to treat any income it may derive from an equity option as "qualifying income" under the provisions of the Code applicable to RICs. In the case of FLEX Options, assuming the referenced asset qualifies as a RIC, treating the issuer as the referenced asset would allow the Fund to count the FLEX Options as automatically diversified investments under the RIC diversification requirements. If the income is not qualifying income or the issuer of equity options, including FLEX Options, is not appropriately the referenced asset, the Fund may not qualify, or may be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund's taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

The Fund's investments in offsetting positions with respect to the Underlying ETF may affect the character of gains or losses realized by the Fund under the Code's "straddle" rules and may increase the amount of short-term capital gain realized by the Fund. Certain options the Fund holds may not qualify as "Section 1256 contracts" under Section 1256 of the Code, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

There is a risk that if the offsetting FLEX Options are held by a single person that the IRS may take the position that the FLEX Options, viewed together, should be treated as a single debt instrument for federal tax purposes. The result of such a position would be that the Fund would fail the RIC diversification tests causing the RIC to be taxed as a C corporation, unless certain cure rights based upon reasonable cause may apply. The Fund has obtained an opinion of tax counsel that the FLEX Options should not be collapsed into a single instrument. However, such an opinion is not binding upon the IRS or the courts.

Trading Issues Risk. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange's "circuit breaker" rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund's assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.

Underlying ETF Risk. The Fund invests in FLEX Options that reference an ETF, which subjects the Fund to certain of the risks of owning shares of an ETF as well as the types of instruments in which the Underlying ETF invests. The value of an ETF will fluctuate over time based on fluctuations in the values of the securities held by the ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. In addition, ETFs are subject to absence of an active market risk, premium/discount risk, tracking error risk and trading issues risk. Brokerage, tax and other expenses may negatively impact the performance of the Underlying ETF and, in turn, the value of the Fund's shares. An ETF that tracks an index may not exactly match the performance of the index due to cash drag, differences between the portfolio of the ETF and the components of the index, expenses and other factors.

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Additional Information About Investment Strategies and Related Risks

Valuation Risk. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options and/or LEAPS Options may become more difficult. In market environments where there is reduced availability of reliable objective pricing data, the judgment of Calamos Advisors in determining the fair value of the security may play a greater role. While such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.

The following are non-principal risks that generally apply to the Fund:

Cybersecurity Risk. Investment companies, such as the Fund, and their service providers are exposed to operational and information security risks resulting from cyberattacks, which may result in financial losses to the Fund and its shareholders. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, "ransomware" that renders systems inoperable until ransom is paid, the unauthorized release of confidential information, or various other forms of cybersecurity breaches. Cyber-attacks affecting the Fund, Calamos Advisors, custodian, transfer agent, distributor, market maker, authorized participants, administrator, intermediaries, trading counterparties, and other third-party service providers may adversely impact the Fund or the companies in which the Fund invests, causing the Fund's investments to lose value or to prevent a shareholder redemption or purchase from clearing in a timely manner. The use of artificial intelligence could exacerbate these risks.

Investment Management Risk. Whether the Fund achieves its investment objective(s) is significantly impacted by whether the Adviser is able to choose suitable investments for the Fund.

Market Disruption Risk. Certain events have a disruptive effect on securities markets, including but not limited to, terrorist attacks, war and other geopolitical events or catastrophes. The Adviser cannot predict the effect of similar events in the future on the U.S. or foreign economies. Certain securities such as high yield and equity securities tend to be impacted more by these events than other types of securities in terms of price and volatility.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund's ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Recent Market Events. Since the 2008 financial crisis, financial markets throughout the world have experienced periods of increased volatility, depressed valuations, decreased liquidity and heightened uncertainty and turmoil. This turmoil resulted in unusual and extreme volatility in the equity and debt markets, in the prices of individual securities and in the world economy. Events that have contributed to these market conditions include, but are not limited to, major cybersecurity events, geopolitical events (such as wars, terror attacks, natural or environmental disasters, country instability, and public health emergencies), measures to address budget deficits, downgrading of sovereign debt, dramatic changes in currency exchange rates, and public sentiment.

In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time. Economic, financial or political events, trading and tariff arrangements, terrorism, natural disasters, rapid technological developments, such as artificial intelligence, and other circumstances in one country or region could have profound impacts on global economies or markets. Widespread disease and virus epidemics and pandemics, such as the coronavirus outbreak, could likewise be highly disruptive, adversely affecting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments.

Portfolio security holdings disclosure

A description of the Fund's policies and procedures in connection with the disclosure of portfolio security holdings of the Fund are available in the SAI and on the Fund's website, www.calamos.com.

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Fund Facts

Who manages the Fund?

Investment Adviser

The Fund is advised by Calamos Advisors LLC ("Calamos Advisors" or the "Advisor"), 2020 Calamos Court, Naperville, Illinois 60563. Calamos Advisors, an investment adviser registered with the SEC effective May 29, 1987, is a wholly owned subsidiary of Calamos Investments LLC ("CILLC"). CILLC's assets under management as of December 31, 2024, were $40 billion ($38 billion of which represented Calamos Advisors' assets under management). Calamos Asset Management, Inc. ("CAM") is the sole manager of CILLC. As of July 31, 2025, approximately 22.4% of the outstanding interests of CILLC was owned by CAM, 77.72% by Calamos Partners LLC ("CPL"), and 0.04% by Calamos Equity Partners LLC ("CEP"). CAM is owned by John P. Calamos, Sr. and John S. Koudounis. CPL is owned by Calamos Family Partners, Inc. ("CFP") and John S. Koudounis. CFP is beneficially owned by members of the Calamos family, including John P. Calamos, Sr. CEP is owned by John S. Koudounis and Daniel L. Dufresne. Subject to the overall authority of the Board of Trustees, Calamos Advisors provides continuous investment supervision and management to the Fund under a management agreement and also furnishes office space, equipment and management personnel. For these services, the Fund pays Calamos Advisors a fee based on its average daily net assets, which is accrued daily and paid on a quarterly basis. The Fund will pay fees (before any reimbursement) under the management agreement in the following amounts as a percentage of its average net assets:

ETF	FEES
Calamos S&P 500® Structured Alt Protection ETF® — October	0.69%

Out of this management fee, Calamos Advisors pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other service and license fees, except for distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, acquired fund fees and expenses, brokerage commissions and other expenses connected with the execution of portfolio transactions, taxes, interest, and extraordinary expenses.

At a meeting held on June 24, 2025, the Board of Trustees approved the Investment Management Agreement for the Fund. A discussion regarding the basis for the Board's approval of the Investment Management Agreement on behalf of the Fund is included in the Fund's Form N-CSR for the fiscal year ended July 31, 2025.

Portfolio Managers

David O'Donohue. David O'Donohue joined Calamos Advisors in August 2014 and has been a Sr. Co-Portfolio manager (since February 2024) and Co-Head of Alternative Strategies (since July 2024) and was a Co-Portfolio Manager from September 2015 through January 2024. Between March 2013 and August 2014, he was a Trader at Forty4 Asset Management LLC/Hard8 Futures LLC. Prior thereto, Mr. O'Donohue was a Portfolio Manager at Chicago Fundamental Investment Partners LLC from February 2009 to November 2012.

Jimmy Young. Jimmy Young joined Calamos Advisors in June 2003 and has been a Co-Portfolio Manager since February 2019. Between February 2018 and February 2019, he was an Assistant Portfolio Manager. Prior thereto, he was a senior strategy analyst from September 2015 to February 2018. Between July 2013 and August 2015, he was a strategy analyst.

Eli Pars. Eli Pars joined Calamos Advisors in May 2013 and has been Co-CIO, Co-Head of Alternative Strategies (since July 2024; previously served as Head of Alternative Strategies from September 2015 to June 2024) and Co-Head of Convertible Strategies, as well as a Senior Co-Portfolio Manager since September 2015. Between May 2013 and September 2015, he was a Co-Portfolio Manager. Previously, he was a Portfolio Manager at Chicago Fundamental Investment Partners from February 2009 until November 2012.

Jason Hill. Jason Hill joined Calamos Advisors in March 2004 and has been a Sr. Co-Portfolio Manager since February 2024 and was a Co-Portfolio Manager from June 2014 through January 2024. Between August 2013 and June 2014, he was a Senior Strategy Analyst. Previously, he was a Portfolio Administrator.

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Fund Facts

Anthony Vecchiolla. Anthony Vecchiolla joined Calamos Advisors in May 2014 and since February 2023 has been Co-Portfolio Manager. Previously, he was Research Associate from May 2014 to August 2015, Research Analyst September 2015 to February 2020, Senior Research Analyst from February 2020 to February 2021, and Assistant Portfolio Manager from February 2021 to January 2023.

Jordan Rosenfeld. Jordan Rosenfeld joined Calamos Advisors in April 2025 and is a Co-Portfolio Manager. Between June 2018 to March 2025, Mr. Rosenfeld was a Senior Director and Portfolio Manager at Milliman, where he was responsible for managing derivatives strategies in exchange-traded funds, mutual funds, and unit investment trusts. Previously, he was a Trader at Gelber Group from January 2016 to December 2017.

The Fund's SAI provides additional information about each portfolio manager, including other accounts they manage, their ownership in the Calamos Family of Funds and their compensation.

Management Approach

Calamos Advisors employs a "team of teams" approach to portfolio management, led by the Global CIO and our CIO team consisting of 5 Co-CIOs with specialized areas of investment expertise. The Global CIO and Co-CIO team are responsible for oversight of investment team resources, investment processes, performance and risk. As heads of investment verticals, Co-CIOs manage investment team members and, along with Co-Portfolio Managers and Associate Portfolio Managers, have day-to-day portfolio oversight and construction responsibilities of their respective investment strategies. While investment research professionals within each Co-CIO's team are assigned specific strategy responsibilities, they also provide support to other investment team verticals, creating deeper insights across a wider range of investment strategies. The combination of specialized investment teams with cross-team collaboration results in what we call our team of teams approach.

This team of teams approach is further reflected in the composition of Calamos Advisors' Investment Committee, made up of the Global CIO, the Co-CIO team, and the Global Head of Trading. Other members of the investment team participate in Investment Committee meetings in connection with specific investment related issues or topics as deemed appropriate.

The structure and composition of the Investment Committee results in a number of benefits, as it:

•  Leads to broader perspective on investment decisions: multiple viewpoints and areas of expertise feed into consensus;

•  Promotes collaboration between teams; and

•  Functions as a think tank with the goal of identifying ways to outperform the market on a risk-adjusted basis.

The objectives of the Investment Committee are to:

•  Form the firm's top-down macro view, market direction, asset allocation, and sector/country positioning.

•  Establish firm-wide secular and cyclical themes for review.

•  Review firm-wide and portfolio risk metrics, recommending changes where appropriate.

•  Review firm-wide, portfolio and individual security liquidity constraints.

•  Evaluate firm-wide and portfolio investment performance.

•  Evaluate firm-wide and portfolio hedging policies and execution.

•  Evaluate enhancements to the overall investment process.

How to Buy and Sell Shares

Fund Shares are listed for secondary trading on the Exchange under the symbol CPSO and individual Fund Shares may only be purchased and sold in the secondary market through a broker-dealer. The Exchange and secondary markets are closed on weekends and also are generally closed on the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Exchange may close early on the business day before certain holidays and on the day after Thanksgiving Day. Exchange holiday schedules are subject to change without notice. If you buy or sell Fund Shares in the secondary market, you will pay the secondary market price for Fund Shares. In addition, you may incur customary brokerage commissions and charges and may

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Fund Facts

pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

The trading prices of Fund Shares will fluctuate continuously throughout trading hours based on market supply and demand rather than the relevant Fund's net asset value, which is calculated at the end of each business day. Fund Shares will trade on the Exchange at prices that may be above (i.e., at a premium) or below (i.e., at a discount), to varying degrees, the daily net asset value of Fund Shares. The trading prices of Fund Shares may deviate significantly from the Fund's net asset value during periods of market volatility. Given, however, that Fund Shares can be issued and redeemed daily in Creation Units, the Adviser believes that large discounts and premiums to net asset value should not be sustained over long periods.

Authorized Participants may acquire shares directly from the Fund, and Authorized Participants may tender their shares for redemption directly to the Fund, at NAV per share only in Creation Units. Purchases and redemptions directly with the Fund must follow the Fund's procedures, which are described in the SAI.

The Fund may liquidate and terminate at any time without shareholder approval.

Book Entry

Fund Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding Shares of the Fund and is recognized as the owner of all Shares for all purposes.

Investors owning Fund Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Fund Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Fund Shares, you are not entitled to receive physical delivery of stock certificates or to have Fund Shares registered in your name, and you are not considered a registered owner of Fund Shares. Therefore, to exercise any right as an owner of Fund Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or "street name" form.

Fund Share Trading Prices

The trading prices of Shares of the Fund on the Exchange may differ from the Fund's daily NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of Shares of the Fund.

The approximate value of Shares of the Fund, an amount representing on a per share basis the sum of the current market price of the cash or securities, as applicable, accepted by the Fund in exchange for Shares of the Fund and an estimated cash component, if any, is disseminated every 15 seconds throughout the trading day through the facilities of the Consolidated Tape Association. This approximate value should not be viewed as a "real-time" update of the NAV per Share of the Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The Fund is not involved in, or responsible for, the calculation or dissemination of the approximate value of the Fund Shares and the Fund does not make any warranty as to its accuracy.

Frequent Purchases and Redemptions of Fund Shares

Shares of the Fund may be purchased and redeemed directly from the Fund only in Creation Units by Authorized Participants. The vast majority of trading in Shares of the Fund occurs on the secondary market, and does not involve the Fund directly. In-kind purchases and redemptions of Creation Units by Authorized Participants and cash trades on the secondary market are unlikely to cause many of the harmful effects of frequent purchases and/or redemptions of Fund Shares. Cash purchases and/or redemptions of Creation Units, however, can result in disruption of portfolio management, dilution to the Fund and increased transaction costs, which could negatively impact the Fund's ability to achieve its investment objective, and may lead to the realization of capital gains. These consequences may increase as the frequency of cash purchases and redemptions of Creation Units by Authorized Participants increases. However, direct trading by Authorized Participants is critical to ensuring that Fund Shares trade at or close to NAV.

The Fund impose no restrictions on the frequency of purchases and redemptions ("market timing"). To minimize these potential consequences of frequent purchases and redemptions of Fund Shares, the Fund employs fair valuation pricing, and

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Fund Facts

imposes transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs the Fund incurs in effecting trades. In addition, the Adviser monitors trades by Authorized Participants for patterns of abusive trading and the Fund reserves the right to not accept orders from Authorized Participants that the Adviser has determined may be disruptive to the management of the Fund, or otherwise are not in the best interests of the Fund. For these reasons, the Board has not adopted policies and procedures with respect to frequent purchases and redemptions of Fund Shares. The Trust's policies and procedures regarding frequent purchases and redemptions may be modified by the Board of Trustees at any time.

The Trust's policies and procedures prohibit the practice of any officer or employee of the Trust, a Trust investment adviser (including any sub-adviser), the distributor, custodian, or transfer agent, or other affiliated person of the Trust placing orders to purchase or redeem shares of a series of the Trust after the designated time as of which the Fund calculates its NAV (i.e., "late trading").

Distribution and Service Plan

The Fund has adopted a distribution and service plan ("Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services ("Service Providers"). If a Service Provider provides such services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Fund, however, and there are no current plans to impose these fees. In the event Rule 12b-1 fees are charged, over time they would increase the cost of an investment in the Fund because they would be paid on an ongoing basis.

Fund Website and Disclosure of Portfolio Holdings

The Trust maintains a website for the Fund at www.calamos.com. Among other things, this website includes this Prospectus and the SAI, and will include the Fund's holdings, the Fund's last annual and semi-annual reports (when available), pricing information about Fund Shares trading on the Exchange, daily NAV calculations and a historical comparison of the trading prices to NAV.

Each day the Fund is open for business, the Trust publicly disseminates the Fund's full portfolio holdings as of the close of the previous day through its website at www.calamos.com. A description of the Trust's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the Fund's SAI.

Dividends, Other Distributions and Taxes

Fund Distributions

The Fund distributes its net realized capital gains, if any, to shareholders annually. Ordinarily, dividends from net investment income, if any, are declared and paid at least annually by the Fund.

Distributions in cash may be reinvested automatically in additional whole Fund Shares only if the broker through whom you purchased Fund Shares makes such option available. The Fund realizes capital gains or losses whenever it sells securities. Net long-term capital gains are distributed to shareholders as "capital gain dividends."

Brokers may make available to their customers who own Fund Shares the DTC book-entry dividend reinvestment service. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require Fund shareholders to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and net realized gains will be automatically reinvested in additional whole Fund Shares of the Fund purchased in the secondary market. Without this service, investors would receive their distributions in cash.

Taxes

As with any investment, you should consider how your investment in Fund Shares will be taxed. The tax information in this prospectus is provided only as general information. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer,

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Fund Facts

or other investor with special circumstances. However, with respect to certain tax issues, the summaries describe the general tax treatment of certain distributions made to corporations and non-U.S. persons. In addition, this section does not describe your state, local or non-U.S. tax consequences. You should consult your own tax advisor about the tax consequences of an investment in Fund Shares.

Fund distributions to you and the sale or redemption of your Fund Shares will have tax consequences to you. Such consequences may be different if you hold your Fund Shares through a tax-exempt entity or tax-advantaged retirement account, such as an individual retirement account or 401(k) plan.

The Fund has elected to be treated, and intends to qualify each year, as a regulated investment company (a "RIC") under the Code. As a RIC, the Fund is generally not subject to corporate-level U.S. federal income tax on any net ordinary income or capital gains that are timely distributed to shareholders. However, the Fund's failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in corporate-level taxation and, consequently, a reduction in amounts available for distribution to shareholders.

The Fund may enter into option agreements with the same counterparty but has taken the position that the option agreements are separate agreements. Under general tax principles, the Fund would not accrue income on separate option agreements during the term of the agreements. However, if the agreements are treated as one agreement, the Fund might be required to accrue income and make annual distributions of income. If the Fund is required to accrue income, but does not distribute the income to shareholders, the Fund may fail to qualify as a RIC. In addition, if the agreements are treated as one agreement, the Fund may fail either or both of the RIC income and diversification tests.

For purposes of the diversification tests, the identification of the issuer (or, in some cases, issuers) of a particular investment can depend on the terms and conditions of such investment. In particular, there is no published Internal Revenue Service guidance or case law on how to determine the "issuer" of various derivatives that the Fund may enter into. Therefore, there is a risk that the Fund will not meet the Code's diversification requirements and will not qualify, or will be disqualified, as a RIC.

Taxes on Distributions

Distributions by the Fund generally are taxable to you as ordinary income or capital gains. Distributions are subject to federal income tax, whether received in cash or reinvested in additional Fund Shares or shares of another fund, and may be subject to state or local taxes. Distributions of the Fund's "investment company taxable income" generally will be taxable as ordinary income to the extent of the Fund's current or accumulated earnings and profits. Notwithstanding the foregoing, distributions that are attributable to "qualified dividends" received by the Fund may be eligible to be taxed at long-term capital gains rates, as long as the Fund and the shareholder meet certain holding period requirements. It is not anticipated that the Fund will have qualified dividend income.

Distributions of the Fund's net capital gain that are properly reported by the Fund as "capital gain dividends" will generally be taxable to you as long-term capital gains, currently at a maximum rate of 20%, regardless of your holding period in the Fund's Shares. The Fund's option strategy is likely to reduce the amount of dividends that might otherwise qualify as capital gains dividends. Distributions in excess of the Fund's current and accumulated earnings and profits first will reduce your adjusted tax basis in your Fund Shares and, after the adjusted basis is reduced to zero, will constitute capital gain. Such capital gain will be long-term capital gain and thus, will be taxed at a maximum rate of 20%, if the distributions are attributable to Fund Shares that you have held for more than one year.

Certain non-corporate taxpayers will also be subject to a 3.8% U.S. federal Medicare contribution tax with respect to the lesser of (1) their "net investment income" or (2) the excess of their "modified adjusted gross income" over a threshold amount ($200,000 for single taxpayers and $250,000 for taxpayers who are married and filing jointly).

Corporate shareholders of the Fund are generally eligible for a dividends-received deduction with respect to ordinary income dividends (but not capital gain dividends) properly designated as eligible for such deduction by the Fund, as long as the Fund and the corporate shareholder meet certain holding period and other requirements. It is not anticipated that the Fund will make distributions eligible for the dividend-received deduction.

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Fund Facts

Under a dividend reinvestment service, you may have the option to have all cash distributions automatically reinvested in additional Fund Shares. Any distributions reinvested under such a service will nevertheless be taxable to you as described above.

You will have an adjusted basis in the additional Fund Shares purchased through such a reinvestment service equal to the amount of the reinvested distribution plus the amount of any fees charged for the transaction. The additional Fund Shares will have a holding period commencing on the day following the day on which they are credited to your account.

A distribution will reduce the Fund's NAV per Share and generally will be taxable to you as ordinary income or capital gain even if it is paid from income or gains earned by the Fund before you invested in the Fund. From an investment standpoint, such a distribution constitutes a return of capital. However, from a tax standpoint, it constitutes taxable income. In general, distributions are subject to federal income tax as of the date of payment. However, distributions paid in January will be treated as paid on December 31 of the prior year if they were declared and payable to shareholders of record on a date in October, November or December of the prior year.

The Fund's transactions in derivatives, as well as any of its hedging, short sale, securities loan or similar transactions may be subject to one or more special tax rules. These rules may affect whether gains and losses recognized by the Fund are treated as ordinary or capital, accelerate the recognition of income or gains to the Fund, defer losses to the Fund, and cause adjustments in the holding periods of the Fund's securities, thereby affecting whether capital gains and losses are treated as short-term or long-term. These rules could therefore affect the amount, timing and/or character of distributions to shareholders and thus taxes payable by shareholders.

The FLEX Options included in the Fund's portfolio are exchange-traded options. Under Section 1256 of the Code, certain types of exchange-traded options are treated as if they were sold (i.e., "marked to market") at the end of each year. The Fund does not believe that some of the positions in FLEX Options held by the Fund will be subject to Section 1256, which means that the positions will not be marked to market, but the positions will be subject to the straddle rules.

The straddle rules may affect the character of gains (or losses) realized by the Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that the Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

The tax consequences of straddle transactions to the Fund are not entirely clear in all situations under currently available authority. The straddle rules may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to U.S. shareholders in a non-liquidating distribution. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, if the Fund makes a non-liquidating distribution of its short-term capital gain, the amount which must be distributed to U.S. shareholders as ordinary income may be increased substantially as compared to the Fund that did not engage in such transactions.

You may be subject to federal back-up withholding tax, if you do not provide the Fund with a taxpayer identification number (for an individual, a social security number) and make other required certifications, or the Internal Revenue Service informs the Fund that your tax identification number is incorrect. Backup withholding is not an additional tax. You may claim the amount withheld as a credit on your federal income tax return, provided you furnish the appropriate information to the Internal Revenue Service.

Taxes When Shares are Sold

Any capital gain or loss realized upon a sale of Fund Shares is generally treated as long-term capital gain or loss if you have held the Fund Shares for more than one year and as short-term capital gain or loss if you have held the Fund Shares for one year or less. The ability to deduct capital losses realized on a sale of Fund Shares may be limited.

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Fund Facts

Taxes on Purchase and Redemption of Creation Units

An Authorized Participant that exchanges equity securities for Creation Units will generally recognize a gain or a loss on the exchange. Any such gain or loss will be equal to the difference between the market value of the Creation Units at the time of the exchange, plus (or minus) the cash amount received (or paid), and such Authorized Participant's aggregate basis in the securities surrendered. A person who redeems Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the aggregate market value of the securities received plus (or minus) any cash received (or paid), and such person's basis in the Creation Units redeemed. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in the Authorized Participant's economic position with respect to such Creation Units. Persons exchanging securities should consult their own tax advisor with respect to the applicability of the wash sale rules and the availability and timing of a deduction for any loss. In addition, when a regulated investment company redeems a shareholder in kind, the regulated investment company generally is not required to recognize taxable gains in respect of the portfolio securities it distributes to the redeeming shareholder. However, the Fund may be required to recognize taxable gain on the distribution of certain securities, and the Internal Revenue Service may assert that the Fund must recognize taxable gain in respect of certain other securities that the Fund distributes to a shareholder in exchange for Creation Units, which may increase the amount of taxable gains that the Fund would otherwise be required to distribute in order to maintain its qualification as a regulated investment company and avoid the Fund-level tax.

Any capital gain or loss realized upon a redemption of Creation Units is generally treated as long-term capital gain or loss if the Creation Units have been held for more than one year and as short-term capital gain or loss if the Creation Units have been held for one year or less. If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Fund Shares you purchased or sold and at what price.

Authorized Participants that are dealers may be subject to special tax rules and should consult their own tax advisors regarding the tax consequences of purchasing and redeeming Creation Units in their capacity as dealers.

Treatment of Fund Expenses

Expenses incurred and deducted by the Fund will generally not be treated as income taxable to you.

Non-U.S. Investors

If you are a non-U.S. investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you should be aware that, generally, subject to applicable tax treaties, distributions from the Fund will be characterized as dividends for U.S. federal income tax purposes (other than dividends which the Fund properly reports as capital gain dividends) and will be subject to U.S. federal income taxes, including withholding taxes, subject to certain exceptions described below. However, distributions received by a non-U.S. investor from the Fund that are properly reported by the Fund as capital gain dividends may not be subject to U.S. federal income taxes, including withholding taxes, provided that the Fund makes certain elections and certain other conditions are met. The Fund's option strategy is likely to reduce the amount of distributions otherwise eligible to be capital gains dividends.

Distributions may be subject to a U.S. withholding tax of 30% in the case of distributions to (i) certain non-U.S. financial institutions that have not entered into an agreement with the U.S. Treasury to collect and disclose certain information and are not resident in a jurisdiction that has entered into such an agreement with the U.S. Treasury and (ii) certain other non-U.S. entities that do not provide certain certifications and information about the entity's U.S. owners. The Internal Revenue Service and the Department of Treasury have issued proposed regulations providing that these withholding rules will not be applicable to the gross proceeds of share redemptions or capital gains dividends that the Fund pays.

Other Tax Matters

The foregoing is only a summary of certain federal income tax considerations of investing in the Fund under current law, which is subject to change in the future. Shareholders who are not U.S. persons within the meaning of the Code, such as non-resident aliens, foreign trusts or estates, or foreign corporations or partnerships may be subject to different U.S. federal income tax treatment.

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Fund Facts

You may also be subject to state and local taxes on distributions paid by the Fund, and sales and redemptions of Fund Shares. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific tax situation. More information about taxes can be found in the Fund's SAI.

Net Asset Value

The NAV of shares is determined at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on each day the New York Stock Exchange ("NYSE") is open. NAV is computed by determining the aggregate market value of all assets of the Fund, less its liabilities, divided by the total number of shares outstanding (assets-liabilities)/number of shares = NAV). The NYSE is closed on weekends and New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV takes into account the expenses and fees of the Fund, including management, administration, and distribution fees, which are accrued daily. The determination of NAV for the Fund for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received by the Fund (or an authorized broker or agent, or its authorized designee) before the close of trading on the NYSE on that day.

Generally, securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") National Market System for which market quotations are readily available shall be valued using the NASDAQ official closing price. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Futures, swaps and options contracts listed for trading on a futures or options exchange or board of trade for which market quotations are generally available are valued at the last quoted sale price, or, in the absence of a sale, at the mean of the last bid and ask price. Total return swaps on exchange-listed securities are valued at the last quoted sale price, or, in the absence of a sale, at the mean of the last bid and ask price.

Securities held by the Fund are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Board of Trustees ("Valuation Procedures"). If market quotations are not readily available, securities or other assets will be valued at their fair value as determined in good faith by the Adviser in accordance with procedures approved by the Board and evaluated by the Board as to the reliability of the fair value method used. In these cases, the Fund's NAV will reflect certain portfolio securities' fair values rather than their market prices. Fair value pricing involves subjective judgments, and it is possible that the fair value determined for a security or other asset may be materially different than the value that could be realized upon the sale of that security or other asset. The fair value prices can differ from market prices. The Board of Trustees has designated Calamos Advisors as "valuation designee" for the Fund. The valuation designee is responsible for determining the value of the Fund's investments. The designee may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to ensure the process produces reliable results.

The Fund may use independent pricing services to assist in calculating the value of the Fund's securities or other assets.

With respect to any portion of the Fund's assets that are invested in one or more open-end management investment companies registered under the 1940 Act, the Fund's net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

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Fund Facts

Fund Service Providers

State Street Bank and Trust Company ("State Street"), located at One Congress Street, Suite 1, Boston, Massachusetts 02114-2016, serves as the Fund's administrator, custodian, fund accounting and transfer agent.

Calamos Financial Services LLC ("CFS"), located at 2020 Calamos Court, Naperville, Illinois 60563, serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in Fund Shares.

Ropes & Gray LLP, located at 191 North Wacker Drive, 32nd Floor, Chicago, IL 60606, serves as legal counsel to the Trust.

Premium/Discount Information

Information showing the number of days the market price of the Fund Shares was greater (at a premium) and less (at a discount) than the Fund's NAV for the most recently completed calendar year, and the most recently completed calendar quarters since that year (or the life of the Fund, if shorter), is available at www.calamos.com.

Investments by Other Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including Fund Shares. The SEC adopted Rule 12d1-4 under the 1940 Act on November 19, 2020, which became effective January 19, 2021. The Fund is required to comply with the conditions of Rule 12d1-4, which allows, subject to certain conditions, the Fund to invest in other registered investment companies and other registered investment companies to invest in the Fund beyond the limits contained in Section 12(d)(1) of the 1940 Act.

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Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance for the period of October 1, 2024 (commencement of operations) through July 31, 2025. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's financial statements, are included in the SAI, which is available upon request.

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the year was as follows:

	October 1, 2024• through July 31,
	2025
Per share operating performance
Net asset value, beginning of year	$25.26
Income from investment operations:
Net investment income (loss)(a)	(0.15)
Net realized and unrealized gain (loss)	1.32
Total from investment operations	1.17
Less distributions to common shareholders from:
Net investment income	—
Total distributions	—
Net asset value, end of year	$26.43
Total return applicable to common shareholders
Total investment return based on:
Net asset value(b)	4.63%
Ratios to average net assets applicable to common shareholders
Net expenses	0.69	%(c)
Net investment income (loss)	(0.68	%)(c)
Supplemental data
Net assets applicable to common shareholders, end of year (000)	$17,843
Portfolio turnover rate(d)(e)	0%

  •  Commencement of operations.

  (a)  Net investment income (loss) allocated based on average shares method.

  (b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

  (c)  Annualized.

  (d)  Not annualized.

  (e)  Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

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Other Information

Continuous Offering

The method by which Creation Units of Fund Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of Fund Shares are issued and sold by the Fund on an ongoing basis, a "distribution," as such term is used in the Securities Act of 1933, as amended (the "Securities Act"), may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirements and liability provisions of the Securities Act. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Fund Shares and sells the Fund Shares directly to customers or if it chooses to couple the creation of a supply of new Fund Shares with an active selling effort involving solicitation of secondary market demand for Fund Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in Fund Shares, whether or not participating in the distribution of Fund Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not "underwriters" but are participating in a distribution (as contrasted with engaging in ordinary secondary market transactions) and thus dealing with the Fund Shares that are part of an overallotment within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national exchange.

Disclaimer

The "S&P 500®" is a product of S&P Dow Jones Indices LLC or its affiliates ("SPDJI") and has been licensed for use by Calamos Advisors LLC ("Calamos Advisors"). S&P®, S&P 500®, SPX®, SPY®, US 500TM, The 500TM, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates ("S&P"); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"). It is not possible to invest directly in an index. The Fund is not sponsored or sold by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, "S&P Dow Jones Indices"). S&P Dow Jones Indices do not make any representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500® Index to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices' only relationship to Calamos Advisors with respect to the S&P 500® Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P 500® Index is determined, composed and calculated by S&P Dow Jones Indices without regard to Calamos Advisors or the Fund. S&P Dow Jones Indices have no obligation to take the needs of Calamos Advisors or the owners of the Fund into consideration in determining, composing or calculating the S&P 500® Index. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the Fund. There is no assurance that investment products based on the S&P 500® Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment adviser, commodity trading advisor, commodity pool operator, broker dealer, fiduciary, promoter" (as defined in the Investment Company Act of 1940, as amended), "expert" as enumerated within 15 U.S.C. § 77k(a) or tax advisor. Inclusion of a security, commodity, crypto currency or other asset within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, commodity, crypto currency or other asset, nor is it considered to be investment advice or commodity trading advice.

NEITHER S&P DOW JONES INDICES NOR THIRD PARTY LICENSOR GUARANTEES THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P 500® INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY

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Other Information

ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY CALAMOS ADVISORS, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500® INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBLITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. S&P DOW JONES INDICES HAS NOT REVIEWED, PREPARED AND/OR CERTIFIED ANY PORTION OF, NOR DOES S&P DOW JONES INDICES HAVE ANY CONTROL OVER, THE LICENSEE PRODUCT REGISTRATION STATEMENT, PROSPECTUS OR OTHER OFFERING MATERIALS. THERE ARE NO THIRD-PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND CALAMOS ADVISORS, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

Summary of Certain Provisions of the Second Amended and Restated Trust Instrument

The summary below is a synopsis of certain provisions contained in the Trust's Second Amended and Restated Trust Instrument (the "Trust Instrument"). Shareholders should refer to the Trust Instrument for further information. Defined terms have the meanings contained in the Trust Instrument.

Derivative Actions

The Second Amended and Restated Trust Instrument (the "Trust Instrument") requires, within Section 9 of Article IV, that before bringing any derivative action on behalf of the Fund, Shareholders must have made a written demand to the Board of Trustees requesting that they cause the Trust or affected Series or Class, as applicable, to file the action itself.

In order to warrant consideration, any such written demand must include at least the following:

(1)  a detailed description of the action or failure to act complained of and the facts upon which each such allegation is made;

(2)  a statement to the effect that the complaining Shareholders believe that they will fairly and adequately represent the interests of similarly situated Shareholders in enforcing the right of the Trust or the affected Series or Class, as applicable and an explanation of why the complaining Shareholders believe that to be the case;

(3)  a certification that the following requirements have been met, as well as information reasonably designed to allow the Trustees to verify that certification:

(a)  each complaining Shareholder was a Shareholder of the Trust or the affected Series or Class, as applicable, at the time of the action or failure to act complained of, or acquired the Shares afterwards by operation of law from a Person who was a Shareholder at that time; and

(b)  each complaining Shareholder was a Shareholder of the Trust or the affected Series or Class, as applicable, as of the time the demand required by Section 9 of Article IV was made; and

(4)  a certification that each complaining Shareholder will be a Shareholder of the Trust or the affected Series or Class, as applicable as of the commencement of the derivative action.

The Trust Instrument further provides that at least 10% of the Shareholders of the Trust or the affected Series or Class, as applicable, must join in bringing the derivative action. This provision does not apply to claims brought under the federal securities laws.

The Trust Instrument also provides that a copy of the derivative complaint must be served on the Trust, assuming the requirements described above have already been met and the derivative action has not been barred as further described in the Trust Instrument.

Forum and Waiver of Jury Trial

Section 10 of Article X of the Trust Instrument outlines which shareholder actions must be brought in state court and which must be brought in federal court. This section states in particular that, unless the Trust consents in writing to the selection of an alternative forum, the Federal District Courts of the United States of America shall be the sole and exclusive forum for the

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Other Information

resolution of any complaint asserting a cause of action arising under any federal securities law. This provision may increase costs for a shareholder to bring a claim or may limit a shareholder's ability to bring a claim in a judicial forum that they find more convenient or favorable. While the enforceability of the exclusive forum provisions may be challenged, this section also provides that if any provisions of Section 10 shall be held to be invalid, illegal or unenforceable, the validity, legality and enforceability of the remaining portions will still apply.

Section 10 of Article X of the Trust Instrument also states that shareholders and all other such persons bringing any such suit, action, or proceeding in the Superior Court in the State of Delaware waive the right to a trial by jury to the fullest extent permitted by law.

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For more detailed information on the Fund, several additional sources of information are available to you. The Fund's SAI, incorporated by reference into this prospectus, contains detailed information on the Fund's policies and operation. Additional information about the Fund's investments is available in the annual and semi-annual reports to shareholders and in Form N-CSR. In the Fund's annual reports, you will find a discussion of the market conditions and investment strategies that significantly impacted the Fund's performance during the last fiscal year. In Form N-CSR, you will find the Fund's annual and semi-annual financial statements. The Fund's most recent SAI, annual or semi-annual reports and certain other information are available free of charge by calling the Fund at (866) 363-9219, on the Fund's website at www.calamos.com or through your financial advisor. Shareholders may call the toll-free number above with any inquiries.

You may obtain this and other information regarding the Fund, including the SAI and Codes of Ethics adopted by the Adviser, Distributor and the Trust, directly from the SEC. Information on the SEC's website is free of charge. Visit the SEC's on-line EDGAR database at http://www.sec.gov. You may also request information regarding the Fund by sending a request (along with a duplication fee) to the SEC by sending an electronic request to publicinfo@sec.gov.

Calamos S&P 500® Structured Alt Protection ETF® — October

2020 Calamos Court
Naperville, IL 60563-2787
866.363.9219

www.calamos.com

SEC File
#811-22887

CPSOSTAPRO 112825

Fund Name	Ticker	Exchange
Calamos S&P 500® Structured Alt Protection ETF® — November	CPSN	NYSE Arca

Prospectus November 28, 2025

The fund listed above (the "Fund") is a series of the Calamos ETF Trust (the "Trust") and an exchange-traded fund ("ETF"). The Fund lists and principally trades its shares on the NYSE Arca, Inc. ("NYSE Arca" or the "Exchange").

The U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

As described in more detail in the Fund's summary, the Fund seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the SPDR® S&P 500® ETF Trust ("Underlying ETF") up to a predetermined upside cap (the "Cap"), while protecting against 100% of the Underlying ETF's losses (before fees and expenses), over a period of approximately one-year (the "Outcome Period").

•  Upside Cap: A pre-determined upside return Cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Outcome Period. The Cap is determined before fees and expenses. The Cap is expected to change at the beginning of each new Outcome Period.

•  Capital Protection: Represents downside protection target equal to 100% of losses (before fees and expenses) of the Underlying ETF, over the Outcome Period. There is no guarantee the Fund will be successful in providing the sought-after downside protection.

•  Outcome Period: The approximate one-year period over which the Fund seeks to produce the Capital Protected Target Outcome. The current Outcome Period is from November 1, 2025 through October 31, 2026. The Fund will not terminate after the conclusion of the Outcome Period. After the conclusion of the Outcome Period, another will begin.

•  Together, the Upside Cap, Capital Protection, and Outcome Period makeup the Capital Protected Target Outcome (alternatively, the "Target Outcome").

•  The Target Outcome may not be achieved, and investors may lose some or all of their money. The Fund is designed to achieve the Target Outcome only if an investor buys on the first day of the Outcome Period and holds the Fund until the end of the Outcome Period.

•  If investors buy or sell on a date other than the start or end date of the Outcome Period, their returns will be different and they may incur losses in excess of the Capital Protection level (i.e., losses exceeding 0%) and they may not experience gains up to the Cap.

•  Investors considering purchasing shares after the beginning of the Outcome Period or considering selling their shares prior to the end of the Outcome Period should visit the Fund's website at www.calamos.com for important information and considerations regarding the Fund's potential outcomes.

•  In periods of extreme market volatility, or during market disruption events, the Fund's ability to offset investor losses via the Capital Protection or provide a return up to the stated upside Cap may be impaired.

•  The Fund will not terminate upon reaching the end of an Outcome Period. Rather, the Fund will rebalance, entering into a new set of options positions, thereby establishing a new Outcome Period, with a new Cap, and reset Capital Protection.

•  The Fund has characteristics unlike many traditional investment products and may not be suitable for all investors. The Fund is only appropriate for shareholders willing to bear losses, including some or all of their investment.

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Calamos S&P 500® Structured Alt Protection ETF® — November

Investment Objective

Calamos S&P 500® Structured Alt Protection ETF® — November (the "Fund") seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the SPDR® S&P 500® ETF Trust ("Underlying ETF") up to a cap of 6.78% (the "Cap"), while protecting against 100% of negative price return of the Underlying ETF (before fees and expenses), for the period from November 1, 2025 through October 31, 2026.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund ("Fund Shares"). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.69%
Distribution and/or Service Fees (12b-1)	0.00%
Other Expenses	0.00%
Total Annual Operating Expenses	0.69%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, whether you sell or hold your Fund Shares, would be:

You would pay the following expenses whether you sell or hold your Fund Shares at the end of the period:

One Year	Three Years	Five Years	Ten Years
$70	$221	$384	$859

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund ("ETF") that is designed to provide investors with the opportunity to benefit from increases in the Underlying ETF's share price up to the stated cap over a specified period of time of approximately one-year (the "Outcome Period"), while providing protection against decreases in the Underlying ETF's share price over the same Outcome Period (before taking fees and expenses into account).

Under normal market conditions, the Fund invests substantially all of its assets in FLexible EXchange Options ("FLEX Options") that reference the price performance of the SPDR® S&P 500® ETF Trust (the "Underlying ETF"). FLEX Options are customized equity or index option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates.

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Calamos S&P 500® Structured Alt Protection ETF® — November

The Underlying ETF is an exchange-traded unit investment trust that uses a replication strategy, meaning it invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC ("PDR") serves as the Underlying ETF's sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the S&P 500® Index. The Fund's performance does not reflect the payment of dividends by the Underlying ETF. See "The Underlying ETF" for more information.

The returns an investor will receive from an investment in the Fund have characteristics that are distinct from many other investment vehicles, including the Underlying ETF. It is important that you understand these characteristics before making an investment in the Fund.

The Fund uses FLEX Options to employ a capital protected target outcome strategy. Target outcome strategies seek to produce pre-determined investment outcomes based upon the performance of an underlying security or index. The pre-determined outcomes sought by the Fund, which include capital protection to absorb 100% of losses (before fees and expenses) in the Underlying ETF (the "Capital Protection") and upside participation to a stated cap of 6.78% (before fees and expenses) (the "Cap"), are based on the price performance of the Underlying ETF over an Outcome Period.

The outcomes the Fund seeks for investors that hold Fund Shares for an entire Outcome Period are as follows, though there can be no guarantee these results will be achieved:

•  If the Underlying ETF appreciates over the Outcome Period, the combination of FLEX Options held by the Fund seeks to provide upside participation matching that of the Underlying ETF, up to a cap that is determined at the start of the Outcome Period.

•  If the Underlying ETF decreases over the Outcome Period, the combination of FLEX Options held by the Fund seeks to provide protection against 100% of Underlying ETF losses, prior to taking into account the Fund's fees and expenses.

The Fund does not seek to provide capital protection against 100% of losses (before fees and expenses) of the Underlying ETF as of any time other than the end of the Outcome Period.

For the Outcome Period beginning on November 1, 2025 through October 31, 2026, the Cap is 6.78% and the Capital Protection is 100%. When the Fund's fees and expenses are taken into account, the Cap is 6.09% and the Capital Protection is 99.31%. The Cap and Capital Protection will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee.

The current Outcome Period is from November 1, 2025 through October 31, 2026. The Fund will not terminate after the conclusion of the Outcome Period. After the conclusion of the Outcome Period, another will begin. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Outcome Period. This means that the Cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The capital protection will remain the same for each Outcome Period. The Capital Protection and Cap, and the Fund's value relative to each, should be considered before investing in the Fund. The Fund will be perpetually offered and not terminate after the current or any subsequent Outcome Period. Approximately one week prior to the end of an Outcome Period, the Fund's website will be updated to alert existing shareholders that the Outcome Period is approaching its conclusion and will disclose the anticipated Cap range for the next Outcome Period. See "Subsequent Outcome Periods" for more information.

Upon conclusion of the Outcome Period, the Fund will receive the cash value of all the FLEX Options it held for that Outcome Period. It will then invest in a new series of FLEX Options with an expiration date of approximately one year in the future, and a new Outcome Period will begin. Each FLEX Option's value is ultimately derived from the performance of the Underlying ETF's share price during that time. As the terms of the FLEX Options do not change during an Outcome Period, the outcomes, including the Cap and Capital Protection discussed below, will be measured to the Fund's net asset value ("NAV") on the first day of the Outcome Period.

The stated Cap and Capital Protection may only be realized by investors who continuously hold Fund Shares from the commencement of an Outcome Period until its conclusion. An investor who purchases Fund Shares other than on the first day of an Outcome Period and/or sells Fund Shares prior to the end of an Outcome Period may experience results that are very

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Calamos S&P 500® Structured Alt Protection ETF® — November

different from the target outcomes sought by the Fund for that Outcome Period. While the Cap and Capital Protection provide the intended outcomes only for investors that hold their Fund Shares throughout the complete term of the Outcome Period, an investor can expect the value of their Fund Shares to generally move in the same direction as the Underlying ETF during the Outcome Period. If investors buy or sell on a date other than the start or end date of the Outcome Period, their returns will be different and they may incur losses in excess of the Capital Protection level (i.e., losses exceeding 0%) and they may not experience gains up to the Cap. See "Capital Protection and Cap" for more information.

The Fund's website, www.calamos.com, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Outcome Period, including the Fund's value relative to the Cap and Capital Protection. Before purchasing Fund Shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund Shares on a particular day and held through the end of the Outcome Period.

The Fund's investment objective is not a fundamental policy and therefore may be changed by the Board without shareholder approval.

The Fund seeks to generate returns that match the Underlying ETF, up to the Cap (discussed in detail below), while limiting downside losses. The hypothetical illustrations provided below are designed to illustrate the outcomes that the Fund seeks to provide for investors who hold Fund Shares for the entirety of the Outcome Period. The hypothetical examples set forth below do not represent the performance of the Fund and investors should not rely on the hypothetical examples shown below as an indication of the actual or future performance of the Fund. There is no guarantee that the Fund will be successful in its attempt to provide the target outcomes for an Outcome Period. The returns that the Fund seeks to provide do not include the costs associated with purchasing Fund Shares and certain expenses incurred by the Fund. In the payoff profile illustration, the dotted line represents the Underlying ETF's performance, and the solid line represents the return profile gross of fees and expenses sought by the Fund in relation to the Underlying ETF's indicated performance. The bar chart below represents the Fund's hypothetical intended return profile based upon the performance of the Underlying ETF.

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Calamos S&P 500® Structured Alt Protection ETF® — November

Explanation of diagram:

1.  Calamos S&P 500® Structured Alt Protection ETF® — November Participation Layer: The dotted grey line represents the first layer, which involves purchasing a near zero-strike (i.e., deep in-the-money) call on the reference asset, at a pre-determined strike to provide full participation to the price return of the underlying reference asset. In other words, the full price participation provided by this layer provides potential gains and losses that are tantamount to that of owning the underlying reference asset outright, except that this layer does not participate in the dividend yield of the underlying reference asset.

2.  Capital Protection Layer: The solid grey line represents the second layer, which involves purchasing an at-the-money put option, which produces protection equal to 100% of losses (before fees and expenses) of the price return of the reference asset, over the Outcome Period.

3.  Upside Participation Layer (the "Cap"): The solid black line illustrates the final layer, which involves selling an out-of-the-money call, thereby creating the upside cap. The strike price at which the call is sold is determined so that the combined net options purchase price is approximately equal to the underlying asset's current value. The cost of this layer is a credit equal to the price that would make the total package "no-cost" or fully financed.

The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act").

Capital Protection and Cap

The Fund seeks to provide capital protection to absorb 100% of losses (before fees and expenses) of the Underlying ETF at the end of each Outcome Period. When the Fund's management fees are taken into account, the Capital Protection level is reduced to 99.31%. The Capital Protection level will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. If the Fund is required to increase its holdings of cash during the Outcome Period to pay fees and expenses incurred by the Fund, the Capital Protection level may be further reduced. The Fund does not seek to provide capital protection against 100% of losses (before fees and expenses) of the Underlying ETF as of any time other than the end of the Outcome Period.

During the Outcome Period, there may be periods of significant disparity between the Fund's NAV and the Underlying ETF's price performance. As the Underlying ETF price and the Fund's NAV change over the Outcome Period, an investor acquiring Fund Shares after the start of the Outcome Period will likely have a different return potential than an investor who purchased Fund Shares at the start of the Outcome Period. This is because while the Cap and Capital Protection for the Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of an Outcome Period

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Calamos S&P 500® Structured Alt Protection ETF® — November

and remain constant throughout the Outcome Period, an investor purchasing Fund Shares at market value during the Outcome Period likely purchased Fund Shares at a price that is different from the Fund's NAV at the start of the Outcome Period (i.e., the NAV that the Cap and Capital Protection reference). For example, if an investor purchases Fund Shares during an Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Outcome Period (the "Initial Fund Value"), that investor's Cap will essentially be decreased by the amount of the increase in the Underlying ETF's value, and the capital protection will not set in until the Fund's NAV returns to its Initial Fund Value (i.e., a shareholder must experience losses prior to gaining the protection offered by the Fund's Capital Protection because the Fund must first decrease in value to its Initial Fund Value for the Outcome Period before subsequent losses will be protected by the Capital Protection). Conversely, if an investor purchases Fund Shares during an Outcome Period at a time when the Underlying ETF has decreased in value, the Fund's NAV may dip below the Initial Fund Value. However, in this scenario, that investor's potential gain could be larger than the Fund's Cap for the Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Outcome Period through the date the investor purchased its Fund Shares plus any additional gains between the Initial Fund Value and the Cap. There is no guarantee that the Fund will recover such value or experience such gains. The Cap and capital protection relative to the Initial Fund Value, however, will not change over the Outcome Period.

While the Fund seeks to provide 100% protection against losses experienced by the Underlying ETF (before fees and expenses) for shareholders who hold Fund Shares for an entire Outcome Period, there is no guarantee it will successfully do so. If the Fund's NAV has increased significantly, a shareholder that purchases Fund Shares after the first day of an Outcome Period could lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear those losses. There is no guarantee the capital protection and cap will be successful and a shareholder investing at the beginning of an Outcome Period could also lose their entire investment.

The returns of the Fund are subject to a cap for each Outcome Period, calculated (before fees and expenses) at the beginning of each Outcome Period.. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return Cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Outcome Period. If the Underlying ETF experiences any percentage gains over the amount of the Cap, Fund shareholders will not experience those gains. Therefore, regardless of the price return of the Underlying ETF, the Cap (net of fees) is the maximum return an investor can achieve from an investment in the Fund for that Outcome Period. The Cap is set on the first day of each Outcome Period. The Cap is provided prior to taking into account annual Fund management fees of 0.69% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses (such as unexpected litigation) incurred by the Fund. The pre-determined Cap applicable to an Outcome Period will vary based on prevailing market conditions at the time that the Cap is set, including interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the FLEX Options.

The Cap level is a result of the design of the Fund's principal investment strategy. To provide the Capital Protected Target Outcome, the Fund purchases and sells a series of put and call FLEX Options on or around the last business day of the month prior to the beginning of an Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The Adviser will calculate the amount of premiums that the Fund will owe on the put options acquired to provide the Capital Protection and will then sell call FLEX Options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The Cap is the strike price of those FLEX Options the Fund is selling. The Cap, and the Fund's value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund Shares during an Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Outcome Period to a level near the Cap, an investor purchasing Fund Shares will have limited to no gain potential for the remainder of the Outcome Period (because the investor's potential gain will be limited to the difference between the Fund's NAV on the date the investor purchased the Fund Shares and the Cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which it purchased its Fund Shares and the Initial Fund Value for the Outcome Period before subsequent losses will be protected by the Capital Protection. If an investor buys Fund Shares when the price exceeds the Cap, an investor selling their shares at the end of the Outcome Period will not experience any gain regardless of the price return of the Underlying ETF.

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Calamos S&P 500® Structured Alt Protection ETF® — November

There is no guarantee that the Fund will be successful in providing these investment outcomes for any Outcome Period, and an investor may experience returns on the Fund significantly below the Cap.

In periods of extreme market volatility or during market disruption events, the Fund's ability to offset investor losses through the use of the FLEX Options to achieve the stated Capital Protection, or provide a return up to the stated upside Cap may be impaired, resulting in an upside limit significantly below the Cap and downside protection significantly lower than full capital protection (i.e., losses greater than 0%), because the Fund may not be able to trade or exercise existing FLEX Options, or may not receive timely payment from its counterparties. An investor may lose their entire investment and an investment in the Fund is only appropriate for investors willing to bear those losses.

For each Outcome Period, the Fund will invest in both purchased and written put and call FLEX Options that reference the Underlying ETF. Because the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options impact the correlation between the Fund's NAV and the price of the Underlying ETF.

General Information about FLEX Options

FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation ("OCC"). The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the "buyer for every seller and the seller for every buyer," with the goal of protecting clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events, as more fully described in the Fund's Statement of Additional Information. Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and subject to the risk that the OCC may fail to perform the settlement of the FLEX Options due to bankruptcy or other adverse reasons. The FLEX Options that the Fund will hold that reference the Underlying ETF will give the Fund the right or the obligation to either receive or deliver shares of the Underlying ETF, or the right or the obligation to either receive or deliver a cash payment on the option expiration date based upon the difference between the Underlying ETF's value and a strike price, depending on whether the option is a put or call option and whether the Fund purchases or sells the option. The FLEX Options held by the Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date. The Fund will generally, under normal conditions, hold FLEX Options for each Outcome Period. The Fund will purchase call options (giving the Fund the right to receive shares of the Underlying ETF or a cash payment) and put options (giving the Fund the right to deliver shares of the Underlying ETF or a cash payment), while simultaneously selling (i.e., writing) call options (giving the Fund the obligation to deliver shares of the Underlying ETF or a cash payment). The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the Fund expects the FLEX Options to be fully covered and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchanges on which the FLEX Options are listed do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts but may charge transaction fees. Each of the FLEX Options purchased and sold throughout the Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Outcome Period. On the Flex Options expiration date, the Fund intends to sell the Flex Options prior to their expiration or cash-settle the Flex Options and use the resulting proceeds to purchase new Flex Options for the next Outcome Period.

The Underlying ETF

The Underlying ETF is an exchange-traded unit investment trust that uses a replication strategy, meaning it invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC ("PDR") serves as the Underlying ETF's sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the S&P 500® Index (the "Index"). See below for a description of the Underlying ETF's principal investment strategies and risks. You can find the Underlying ETF's prospectus and other information about the ETF, including the statement of additional information and most recent reports to shareholders, online at https://www.ssga.com/us/en/intermediary/etfs/spdr-sp-500-etf-trust-spy.

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Calamos S&P 500® Structured Alt Protection ETF® — November

The summary information below regarding the Underlying ETF comes from its filings with the SEC. You are urged to refer to the SEC filings made by the Underlying ETF and to other publicly available information (e.g., the ETF's annual reports) to obtain an understanding of the ETF's business and financial prospects. The following description of the Underlying ETF's principal investment strategies was taken directly from the Underlying ETF's prospectus, dated January 27, 2025 ("SPY" refers to the Underlying ETF; other defined terms have been modified).

"SPY seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index (the "Portfolio"), with the weight of each stock in SPY's Portfolio substantially corresponding to the weight of such stock in the Index. In SPY's prospectus, the term "Portfolio Securities" refers to the common stocks that are actually held by SPY and make up SPY's Portfolio, while the term "Index Securities" refers to the common stocks that are included in the Index, as determined by the index provider, S&P Dow Jones Indices LLC ("S&P"). At any time, SPY's Portfolio will consist of as many of the Index Securities as is practicable. To maintain the correspondence between the composition and weightings of Portfolio Securities and Index Securities, State Street Global Advisors Trust Company (the "Trustee") or its parent company, State Street Bank and Trust Company ("SSBT") adjusts SPY's Portfolio from time to time to conform to periodic changes made by S&P to the identity and/or relative weightings of Index Securities in the Index. SPY's Trustee or SSBT aggregates certain of these adjustments and makes changes to SPY's Portfolio at least monthly, or more frequently in the case of significant changes to the Index. SPY may pay transaction costs, such as brokerage commissions, when it buys and sells securities (or "turns over" its Portfolio). Such transaction costs may be higher if there are significant rebalancings of Index Securities in the Index, which may also result in higher taxes when SPY's units are held in a taxable account. These costs, which are not reflected in SPY's estimated annual Trust ordinary operating expenses, affect SPY's performance. During the most recent fiscal year, SPY's portfolio turnover rate was 3% of the average value of its portfolio. SPY's portfolio turnover rate does not include securities received or delivered from processing creations or redemptions of SPY's units. Portfolio turnover will be a function of changes to the Index as well as requirements of SPY's trust agreement. ... Although SPY may fail to own certain Index Securities at any particular time, SPY generally will be substantially invested in Index Securities, which should result in a close correspondence between the performance of the Index and the performance of SPY. ... SPY does not hold or trade futures or swaps and is not a commodity pool. The Index includes five hundred (500) selected companies, all of which are listed on national stock exchanges and spans a broad range of major industries. ... Since 1968, the Index has been a component of the U.S. Commerce Department's list of Leading Indicators that track key sectors of the U.S. economy. Current information regarding the market value of the Index is available from market information services. The Index is determined, comprised and calculated without regard to SPY."

As of November 11, 2025, the Underlying ETF had significant investments in information technology companies.

Subsequent Outcome Periods

The Fund will alert existing shareholders to the new Cap at the beginning of each new Outcome Period in the following manner:

1.  Approximately one week prior to the end of the current Outcome Period, the Fund will make a sticker filing that will alert existing shareholders that the Outcome Period is approaching its conclusion and disclose the anticipated Cap range for the next Outcome Period. This filing will be mailed to existing shareholders.

2.  Following the close of business on the last day of the Outcome Period, the Fund will make a sticker filing that discloses the Fund's Cap for the next Outcome Period. This filing will be mailed to existing shareholders.

3.  On the first day of the new Outcome Period, the Fund will file a full prospectus that incorporates the sticker filing from the previous evening which replaces the Caps/dates associated with the previous Outcome Period with the Caps/dates associated with the new Outcome Period. Correspondingly, the Fund will file a revised summary prospectus that reflects such changes.

The information referenced above will also be available on the Fund's website at www.calamos.com.

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Calamos S&P 500® Structured Alt Protection ETF® — November

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. You should not consider investing in the Fund if your investment objective differs from the Fund's investment objective or if you are not willing to accept the principal risks associated with an investment in the Fund. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a "principal risk" of investing in the Fund, regardless of the order in which it appears. The principal risks of investing in the Fund include:

•  Authorized Participant Concentration Risk — Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs, such as the Fund, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

•  Cap Change Risk — A new Cap is established at the beginning of each Outcome Period and is dependent on prevailing market conditions at the time the Cap is established. As such, the Cap may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods. Investors should monitor the changes in the Cap for each Outcome Period, information for which will be made available pursuant to the procedure outlined in the Fund's prospectus.

•  Capital Protection Risk — There can be no guarantee that the Fund will be successful in its strategy to provide protection against 100% of Underlying ETF losses if the Underlying ETF's share price decreases over the duration of the Outcome Period. The Fund's strategy seeks to deliver returns that match those of the Underlying ETF (up to the Cap), while limiting downside losses, if Fund Shares are held at the time at which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Fund Shares after the FLEX Options were entered into or sells Fund Shares prior to the expiration of the FLEX Options, the Capital Protection that the Fund seeks to provide may not be available. If the Outcome Period has begun and the Underlying ETF has increased in value, the Capital Protection will not protect any decreases in the value of the Underlying ETF to the extent of such appreciation, and therefore an investor may experience losses from this appreciated value until the Fund reaches its original NAV from the commencement of the Outcome Period. Similarly, if an investor purchases Fund Shares after the commencement of the Outcome period and the Underlying ETF has increased in value, an investor purchasing Shares at that point will not benefit from the Capital Protection until the Underlying ETF's value decreases to its original value at the commencement of the Outcome Period. Accordingly, such investor will not receive the protection that the Fund seeks to provide until the Fund experiences losses that return it to its value at the commencement of the Outcome Period. If the FLEX Options (and therefore the Capital Protection) do not perform as expected, an investor may experience significant losses on its investment, including the loss of its entire investment.

•  Capped Upside Risk — The Fund's strategy seeks to provide returns that are subject to the Cap. In the event that the Underlying ETF experiences gains in excess of the Cap for the Outcome Period, the Fund will not participate in, and will underperform the Underlying ETF to the extent of, those gains beyond the Cap. The Fund's strategy seeks to deliver returns that match those of the Underlying ETF (up to the Cap), while protecting against the entirety of downside losses of the Underlying ETF, if Fund Shares are held at the time at which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Fund Shares after the FLEX Options were entered into, there may be little or no ability for that investor to experience an investment gain on their Fund Shares (and such investor may be subjected to potential losses between that Fund Share price and the Fund's

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Calamos S&P 500® Structured Alt Protection ETF® — November

NAV at the commencement of the Outcome Period). Further, because the FLEX Options are designed to produce returns that match the price return of the Underlying ETF (subject to the Cap) on the last day of the Outcome Period, if an investor sells Fund Shares prior to the expiration date of the FLEX Options such investor may sell at a point where the Fund's performance does not match the performance of the Underlying ETF over the Outcome Period, and therefore may sell at a point where the Fund has underperformed the Underlying ETF.

•  Cash Holdings Risk — To the extent the Fund holds cash positions, the Fund risks achieving lower returns and potential lost opportunities to participate in market appreciation which could negatively impact the Fund's performance and ability to achieve its investment objective.

•  Clearing Member Default Risk — Transactions in some types of derivatives, including FLEX Options, are required to be centrally cleared ("cleared derivatives"). In a transaction involving cleared derivatives, the Fund's counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house ("clearing members") can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member's individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its FLEX Options may, in certain circumstances, be used to satisfy losses of other clients of the Fund's clearing member. In addition, although clearing members guarantee performance of their clients' obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member's bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund's behalf, which heightens the risks associated with a clearing member's default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund's ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund's behalf, the Fund may be unable to effectively implement its investment strategy.

•  Correlation Risk — The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods, consistent with the Fund's valuation policy. Because a component of the FLEX option's value will be affected by, among other things, changes in the Underlying ETF's share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF's share price and the remaining time until the FLEX Options expire, the value of the Fund's FLEX Options positions is not anticipated to increase or decrease at the same rate as the Underlying ETF's share price, and it is possible they may move in different directions, and as a result, the Fund's NAV may not increase or decrease at the same rate as the Underlying ETF's share price. The Fund's strategy is designed to produce the outcomes upon the expiration of the FLEX Options on the last business day of the Outcome Period, and it should not be expected that the outcomes will be provided at any point other than the end of the Outcome Period.

•  Costs of Buying and Selling Fund Shares — Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

•  Derivatives Risk — Derivatives are instruments, such as options, futures and forward foreign currency contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. In addition, derivative instruments are subject to counterparty risk, meaning that the party with whom the Fund enters into a derivative transaction may experience a significant credit event and/or may be

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Calamos S&P 500® Structured Alt Protection ETF® — November

unwilling or unable to make timely settlement payments or otherwise honor its obligations. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.

•  Equity Securities Risk — The securities markets are volatile, and the market prices of the Underlying ETF's securities may decline generally. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. If the market prices of the securities owned by the Underlying ETF fall, the value of your investment in the Fund will decline.

•  FLEX Options Risk — The Fund may invest in FLEX Options issued and guaranteed for settlement by The Options Clearing Corporation ("OCC"). FLEX Options are customized option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be illiquid, and in such cases, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options and changing volatility levels of the reference asset. In connection with the creation and redemption of Fund Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Fund at prices that reflect the market price of the Fund Shares, the Fund's NAV and, in turn the share price of the Fund, could be negatively impacted. The Fund may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless.

•  Investment Timing Risk — An investor who purchases Fund Shares other than on the first day of the options package and/or sells Fund Shares before the options package expires may not experience the 100% downside protection or upside participation in the Underlying ETF. The Fund's downside protection and upside participation of the Underlying ETF may only be available for investors who hold Fund Shares throughout the complete term of the options package. An investor can expect their Fund Shares to move generally in the same direction as the Underlying ETF during the one-year options package. However, Fund Shares may not experience the same price movement as the price movement of the Underlying ETF. During the duration of the option package, there may be periods of significant disparity between the Fund's NAV and the Underlying ETF's price performance. For example, if an investor purchases Fund Shares during an options package period at a time when the Underlying ETF's share price has increased from its price at the beginning of the options package period, the investor may not be 100% protected against Underlying ETF downside losses. In addition, if an investor purchases Fund Shares during an options package period at a time when the Underlying ETF's share price has increased from its price at the beginning of the options package period, that investor's cap will essentially be decreased from the stated Cap by the amount of the increase in the Underlying ETF's value.

•  Large-Capitalization Investing Risk — Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks. In addition, larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer preferences. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•  Liquidity Risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® — NOVEMBER
10

Calamos S&P 500® Structured Alt Protection ETF® — November

•  Liquidity Risk — FLEX Options — In the event that trading in the underlying FLEX Options is limited or absent, the value of the Fund's FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities, including certain non-customized option contracts. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. Additionally, the liquidation of a large number of FLEX Options may more significantly impact the price in a less liquid market. Further, the Fund requires a sufficient number of participants to facilitate the purchase and sale of options on an exchange to provide liquidity to the Fund for its FLEX Option positions. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

•  Market Maker Risk — If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund's net asset value and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of the Fund Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund's portfolio securities and the Fund's market price. This reduced effectiveness could result in Fund Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Fund Shares.

•  Market Risk — The risk that the securities markets will increase or decrease in value is considered market risk and applies to any security. If there is a general decline in the stock or fixed-income market, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests.

•  New Fund Risk — The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

•  Non-Diversification Risk — The Fund is classified as "non-diversified" under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code").

•  Options Risk — The Fund's ability to close out its position as a purchaser or seller of an over-the-counter or exchange-listed put or call option is dependent, in part, upon the liquidity of the options market. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Fund's ability to utilize options successfully will depend on the ability of the Fund's investment adviser to predict pertinent market movements, which cannot be assured. The Fund may also purchase or write over-the-counter put or call options, which involves risks different from, and possibly greater than, the risks associated with exchange-listed put or call options. Over-the-counter put or call options may expose the Fund to the risk that a counterparty may be unable or unwilling to perform according to a contract, and that any deterioration in a counterparty's creditworthiness could adversely affect the instrument. In addition, the Fund may be exposed to a risk that losses may exceed the amount originally invested.

•  Premium-Discount Risk — Fund Shares may trade above or below their NAV. The market prices of Fund Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Fund Shares on the Exchange. The trading price of Fund Shares may deviate significantly from NAV during periods of market volatility.

•  Secondary Market Trading Risk — Investors buying or selling Fund Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund Shares. Although the Fund Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Fund Shares on the Exchange may be halted.

•  Sector Risk — To the extent the Underlying ETF invests a significant portion of its assets in a particular sector, a greater portion of the Fund's performance may be affected by the general business and economic conditions affecting that sector. Each sector may share economic risk with the broader market, however there may be economic risks specific to

PROSPECTUS | November 28, 2025
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Calamos S&P 500® Structured Alt Protection ETF® — November

each sector. As a result, returns from those sectors may trail returns from the overall stock market, and it is possible that the Underlying ETF may underperform the broader market.

•  Tax Risk — The Fund intends to elect and to qualify each year to be treated as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The federal income tax treatment of the securities in which the Fund may invest, including the Fund's option strategy, may not be clear or may be subject to recharacterization by the Internal Revenue Service. It could be more difficult to comply with the tax requirements applicable to RICs if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the Internal Revenue Service. Any such failure to comply with the rules applicable to RICs could cause the Fund to fail to qualify as such. To qualify and maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published Internal Revenue Service guidance or case law on how to determine the "issuer" of certain derivatives that the Fund will enter into. Based upon the language in the legislative history, the Fund intends to treat the issuer of an equity option as the referenced asset and to treat any income it may derive from an equity option as "qualifying income" under the provisions of the Code applicable to RICs. In the case of FLEX Options, assuming the referenced asset qualifies as a RIC, treating the issuer as the referenced asset would allow the Fund to count the FLEX Options as automatically diversified investments under the RIC diversification requirements. If the income is not qualifying income or the issuer of equity options, including FLEX Options, is not appropriately the referenced asset, the Fund may not qualify, or may be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund's taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

The Fund's investments in offsetting positions with respect to the Underlying ETF may affect the character of gains or losses realized by the Fund under the Code's "straddle" rules and may increase the amount of short-term capital gain realized by the Fund. Certain options the Fund holds may not qualify as "Section 1256 contracts" under Section 1256 of the Code, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

Offsetting FLEX Options are held by a single person, the IRS may take the position that the FLEX Options, viewed together, should be treated as a single debt instrument for federal tax purposes. The result of such a position would be that the Fund would fail the RIC diversification tests, causing the RIC to be taxed as a C corporation, unless certain cure rights based upon reasonable cause may apply. The Fund has obtained an opinion of tax counsel that the FLEX Options should not be collapsed into a single instrument. However, such an opinion is not binding upon the IRS or the courts.

•  Trading Issues Risk — Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange's "circuit breaker" rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund's assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.

•  Underlying ETF Risk — The Fund invests in FLEX Options that reference an ETF, which subjects the Fund to certain of the risks of owning shares of an ETF as well as the types of instruments in which the Underlying ETF invests. The value of an ETF will fluctuate over time based on fluctuations in the values of the securities held by the ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. In addition, ETFs are subject to absence of an active market risk, premium/discount risk, tracking error risk and trading issues risk. Brokerage, tax and other expenses may negatively impact the performance of the Underlying ETF and, in turn, the value of the Fund's shares. An ETF that tracks an index may not exactly match the performance of the index due to cash drag, differences between the portfolio of the ETF and the components of the index, expenses and other factors.

CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® — NOVEMBER
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Calamos S&P 500® Structured Alt Protection ETF® — November

•  Valuation Risk — During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options may become more difficult. In market environments where there is reduced availability of reliable objective pricing data, the judgment of the Fund's investment adviser in determining the fair value of the security may play a greater role. While such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.

Fund Performance

The Fund commenced operations on November 1, 2024, and thus does not yet have annual returns for a full calendar year. Accordingly, performance data is not included. Performance information is available at no cost by visiting www.calamos.com. Past performance (before and after taxes) is not an indication of future performance.

Investment Adviser

Calamos Advisors LLC ("Calamos Advisors" or the "Adviser")

Portfolio Managers

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH ADVISER
David O'Donohue	Since November 2024	SVP, Sr. Co-Portfolio Manager
Jimmy Young	Since November 2024	SVP, Co-Portfolio Manager
Eli Pars	Since November 2024	SVP, Sr. Co-Portfolio Manager
Jason Hill	Since November 2024	SVP, Sr. Co-Portfolio Manager
Anthony Vecchiolla	Since November 2024	VP, Co-Portfolio Manager
Jordan Rosenfeld	Since November 2025	VP, Co-Portfolio Manager

PROSPECTUS | November 28, 2025
13

Other Important Information Regarding Fund Shares

Portfolio Holdings. The Fund's portfolio holdings are disclosed on its website daily after the close of trading on the Exchange and prior to the opening of trading on the Exchange the following day. A description of the Fund's policies and procedures with respect to the disclosure of such Fund's portfolio holdings is available in the Fund's Statement of Additional Information ("SAI").

Premium/Discount Information. Information about the premiums and discounts at which the Fund's Shares have traded will be available at www.calamos.com.

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as "Creation Units." Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at net asset value ("NAV"), Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the "bid-ask spread"). Recent information regarding the Fund's NAV, market price, premiums and discounts, and bid-ask spreads is available at https://www.calamos.com/.

Tax Information

Net investment income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute net investment income and capital gains, if any, at least annually.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), such Fund and its related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® — NOVEMBER
14

Additional Information About Investment Strategies and Related Risks

The Fund's investment objective and each of the policies described herein are non-fundamental policies that may be changed by the Board of Trustees of the Trust (the "Board") without shareholder approval. The Fund may liquidate and terminate at any time without shareholder approval.

What are the investment objectives and principal strategies for the Fund?

The Fund is an actively managed exchange-traded fund ("ETF") that is designed to provide investors with the opportunity to benefit from increases in the Underlying ETF's share price up to the stated cap over a specified period of time of approximately one-year (the "Outcome Period"), while providing protection against decreases in the Underlying ETF's share price over the same Outcome Period (before taking fees and expenses into account).

Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange Options ("FLEX Options") that reference the price performance of the SPDR® S&P 500® ETF Trust (the "Underlying ETF"). FLEX Options are customized equity or index option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates.

The Underlying ETF is an exchange-traded unit investment trust that uses a replication strategy, meaning it invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC ("PDR") serves as the Underlying ETF's sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the S&P 500® Index. The Fund's performance does not reflect the payment of dividends by the Underlying ETF. See "The Underlying ETF" for more information.

The returns an investor will receive from an investment in the Fund have characteristics that are distinct from many other investment vehicles, including the Underlying ETF. It is important that you understand these characteristics before making an investment in the Fund.

The Fund uses FLEX Options to employ a capital protected target outcome strategy. Target outcome strategies seek to produce pre-determined investment outcomes based upon the performance of an underlying security or index. The pre-determined outcomes sought by the Fund, which include capital protection to absorb 100% of losses (before fees and expenses) in the Underlying ETF (the "Capital Protection") and upside participation to a stated cap of 7.43% (before fees and expenses) (the "Cap"), are based on the price performance of the Underlying ETF over an approximate one-year period (the "Outcome Period").

The outcomes the Fund seeks for investors that hold Fund Shares for an entire Outcome Period are as follows, though there can be no guarantee these results will be achieved:

•  If the Underlying ETF appreciates over the Outcome Period, the combination of FLEX Options held by the Fund seeks to provide upside participation matching that of the Underlying ETF, up to a Cap that is determined at the start of the Outcome Period.

•  If the Underlying ETF decreases over the Outcome Period, the combination of FLEX Options held by the Fund seeks to provide protection against 100% of Underlying ETF losses, prior to taking into account the Fund's fees and expenses.

The Fund does not seek to provide capital protection against 100% of losses (before fees and expenses) of the Underlying ETF as of any time other than the end of the Outcome Period.

For the Outcome Period beginning on November 1, 2025 through October 31, 2026, the Cap is 6.78% and the Capital Protection is 100%. When the Fund's fees and expenses are taken into account, the Cap is 6.09% and the Capital Protection is 99.31%. The Cap and Capital Protection will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee.

The current Outcome Period is from November 1, 2025 through October 31, 2026. The Fund will not terminate after the conclusion of the Outcome Period. After the conclusion of the Outcome Period, another will begin. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the

PROSPECTUS | November 28, 2025
15

Additional Information About Investment Strategies and Related Risks

new Outcome Period. This means that the Cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The capital protection will remain the same for each Outcome Period. The Capital Protection and Cap, and the Fund's value relative to each, should be considered before investing in the Fund. The Fund will be perpetually offered and not terminate after the current or any subsequent Outcome Period. Approximately one week prior to the end of an Outcome Period, the Fund's website will be updated to alert existing shareholders that the Outcome Period is approaching its conclusion and will disclose the anticipated Cap range for the next Outcome Period. See "Subsequent Outcome Periods" for more information.

Upon conclusion of the Outcome Period, the Fund will receive the cash value of all the FLEX Options it held for that Outcome Period. It will then invest in a new series of FLEX Options with an expiration date of approximately one year in the future, and a new Outcome Period will begin. Each FLEX Option's value is ultimately derived from the performance of the Underlying ETF's share price during that time. As the terms of the FLEX Options do not change during an Outcome Period, the outcomes, including the Cap and 100% Capital Protection discussed below, will be measured to the Fund's net asset value ("NAV") on the first day of the Outcome Period.

The stated Cap and Capital Protection may only be realized by investors who continuously hold Fund Shares from the commencement of an Outcome Period until its conclusion. An investor who purchases Fund Shares other than on the first day of an Outcome Period and/or sells Fund Shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. While the Cap and Capital Protection provide the intended outcomes only for investors that hold their Fund Shares throughout the complete term of the Outcome Period, an investor can expect the value of their Fund Shares to generally move in the same direction as the Underlying ETF during the Outcome Period. If investors buy or sell on a date other than the start or end date of the Outcome Period, their returns will be different and they may incur losses in excess of the Capital Protection level (i.e., losses exceeding 0%) and they may not experience gains up to the Cap. See "Capital Protection and Cap" for more information.

The Fund's website, www.calamos.com, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Outcome Period, including the Fund's value relative to the Cap and Capital Protection. Before purchasing Fund Shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund Shares on a particular day and held through the end of the Outcome Period.

The Fund's investment objective is not a fundamental policy and therefore may be changed by the Board without shareholder approval.

The Fund seeks to generate returns that match the Underlying ETF, up to the Cap (discussed in detail below), while limiting downside losses. The hypothetical illustrations provided below are designed to illustrate the outcomes that the Fund seeks to provide for investors who hold Fund Shares for the entirety of the Outcome Period. The hypothetical examples set forth below do not represent the performance of the Fund and investors should not rely on the hypothetical examples shown below as an indication of the actual or future performance of the Fund. There is no guarantee that the Fund will be successful in its attempt to provide the target outcomes for an Outcome Period. The returns that the Fund seeks to provide do not include the costs associated with purchasing Fund Shares and certain expenses incurred by the Fund. In the payoff profile illustration, the dotted line represents the Underlying ETF's performance, and the solid line represents the return profile gross of fees and expenses sought by the Fund in relation to the Underlying ETF's indicated performance. The bar chart below represents the Fund's hypothetical intended return profile based upon the performance of the Underlying ETF.

CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® — NOVEMBER
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Additional Information About Investment Strategies and Related Risks

Explanation of diagram:

1.  Calamos S&P 500® Structured Alt Protection ETF® — November Participation Layer: The dotted grey line represents the first layer, which involves purchasing a near zero-strike (i.e., deep in-the-money) call on the reference asset, at a pre-determined strike to provide full participation to the price return of the underlying reference asset. In other words, the full price participation provided by this layer provides potential gains and losses that are tantamount to that of owning the underlying reference asset outright, except that this layer does not participate in the dividend yield of the underlying reference asset.

2.  Capital Protection Layer: The solid grey line represents the second layer, which involves purchasing an at-the-money put option, which produces protection equal to 100% of losses (before fees and expenses) of the price return of the reference asset, over the Outcome Period.

3.  Upside Participation Layer (the "Cap"): The solid black line illustrates the final layer, which involves selling an out-of-the-money call, thereby creating the upside cap. The strike price at which the call is sold is determined so that the combined net options purchase price is approximately equal to the underlying asset's current value. The cost of this layer is a credit equal to the price that would make the total package "no-cost" or fully financed.

PROSPECTUS | November 28, 2025
17

Additional Information About Investment Strategies and Related Risks

The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act").

Capital Protection and Cap

The Fund seeks to provide capital protection to absorb 100% of losses (before fees and expenses) of the Underlying ETF at the end of each Outcome Period. When the Fund's management fees are taken into account, the Capital Protection level is reduced to 99.31%. The Capital Protection level will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. If the Fund is required to increase its holdings of cash during the Outcome Period to pay fees and expenses incurred by the Fund, the Capital Protection level may be further reduced. The Fund does not seek to provide capital protection against 100% of losses (before fees and expenses) of the Underlying ETF as of any time other than the end of the Outcome Period.

During the Outcome Period, there may be periods of significant disparity between the Fund's NAV and the Underlying ETF's price performance. As the Underlying ETF price and the Fund's Net Asset Value ("NAV") change over the Outcome Period, an investor acquiring Fund Shares after the start of the Outcome Period will likely have a different return potential than an investor who purchased Fund Shares at the start of the Outcome Period. This is because while the Cap and Capital Protection for the Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of an Outcome Period and remain constant throughout the Outcome Period, an investor purchasing Fund Shares at market value during the Outcome Period likely purchased Fund Shares at a price that is different from the Fund's NAV at the start of the Outcome Period (i.e., the NAV that the Cap and Capital Protection reference). For example, if an investor purchases Fund Shares during an Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Outcome Period (the "Initial Fund Value"), that investor's Cap will essentially be decreased by the amount of the increase in the Underlying ETF's value, and the capital protection will not set in until the Fund's NAV returns to its Initial Fund Value (i.e., a shareholder must experience losses prior to gaining the protection offered by the Fund's Capital Protection because the Fund must first decrease in value to its Initial Fund Value for the Outcome Period before subsequent losses will be protected by the Capital Protection). Conversely, if an investor purchases Fund Shares during an Outcome Period at a time when the Underlying ETF has decreased in value, the Fund's NAV may dip below the Initial Fund Value. However, in this scenario, that investor's potential gain could be larger than the Fund's Cap for the Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Outcome Period through the date the investor purchased its Fund Shares plus any additional gains between the Initial Fund Value and the Cap. There is no guarantee that the Fund will recover such value or experience such gains. The Cap and capital protection relative to the Initial Fund Value, however, will not change over the Outcome Period.

CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® — NOVEMBER
18

Additional Information About Investment Strategies and Related Risks

While the Fund seeks to provide 100% protection against losses experienced by the Underlying ETF (before fees and expenses) for shareholders who hold Fund Shares for an entire Outcome Period, there is no guarantee it will successfully do so. If the Fund's NAV has increased significantly, a shareholder that purchases Fund Shares after the first day of an Outcome Period could lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear those losses. There is no guarantee the capital protection and cap will be successful and a shareholder investing at the beginning of an Outcome Period could also lose their entire investment.

The returns of the Fund are subject to a cap for each Outcome Period, calculated (before fees and expenses) at the beginning of each Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return Cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Outcome Period. If the Underlying ETF experiences any percentage gains over the amount of the Cap, Fund shareholders will not experience those gains. Therefore, regardless of the price return of the Underlying ETF, the Cap (net of fees) is the maximum return an investor can achieve from an investment in the Fund for that Outcome Period. The Cap is set on the first day of each Outcome Period. The Cap is provided prior to taking into account annual Fund management fees of 0.69% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses (such as unexpected litigation) incurred by the Fund. The pre-determined Cap applicable to an Outcome Period will vary based on prevailing market conditions at the time that the Cap is set, including interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the FLEX Options.

The Cap level is a result of the design of the Fund's principal investment strategy. To provide the Capital Protected Target Outcome, the Fund purchases and sells a series of put and call FLEX Options on or around the last business day of the month prior to the beginning of an Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The Adviser will calculate the amount of premiums that the Fund will owe on the put options acquired to provide the Capital Protection and will then sell call FLEX Options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The Cap is the strike price of those FLEX Options the Fund is selling. The Cap, and the Fund's value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund Shares during an Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Outcome Period to a level near the Cap, an investor purchasing Fund Shares will have limited to no gain potential for the remainder of the Outcome Period (because the investor's potential gain will be limited to the difference between the Fund's NAV on the date the investor purchased the Fund Shares and the Cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which it purchased its Fund Shares and the Initial Fund Value for the Outcome Period before subsequent losses will be protected by the Capital Protection. If an investor buys Fund Shares when the price exceeds the Cap, an investor selling their shares at the end of the Outcome Period will not experience any gain regardless of the price return of the Underlying ETF. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Outcome Period, and an investor may experience returns on the Fund significantly below the Cap.

In periods of extreme market volatility or during market disruption events, the Fund's ability to offset investor losses through the use of the FLEX Options to achieve the stated Capital Protection, or provide a return up to the stated upside Cap may be impaired, resulting in an upside limit significantly below the Cap and downside protection significantly lower than full capital protection (i.e., losses greater than 0%), because the Fund may not be able to trade or exercise existing FLEX Options, or may not receive timely payment from its counterparties. An investor may lose their entire investment and an investment in the Fund is only appropriate for investors willing to bear those losses.

For each Outcome Period, the Fund will invest in both purchased and written put and call FLEX Options that reference the Underlying ETF. Because the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options impact the correlation between the Fund's NAV and the price of the Underlying ETF.

PROSPECTUS | November 28, 2025
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Additional Information About Investment Strategies and Related Risks

General Information about FLEX Options

FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation ("OCC"). The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the "buyer for every seller and the seller for every buyer," with the goal of protecting clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events, as more fully described in the Fund's Statement of Additional Information. Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and subject to the risk that the OCC may fail to perform the settlement of the FLEX Options due to bankruptcy or other adverse reasons. The FLEX Options that the Fund will hold that reference the Underlying ETF will give the Fund the right or the obligation to either receive or deliver shares of the Underlying ETF, or the right or the obligation to either receive or deliver a cash payment on the option expiration date based upon the difference between the Underlying ETF's value and a strike price, depending on whether the option is a put or call option and whether the Fund purchases or sells the option. The FLEX Options held by the Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date. The Fund will generally, under normal conditions, hold FLEX Options for each Outcome Period. The Fund will purchase call options (giving the Fund the right to receive shares of the Underlying ETF or a cash payment) and put options (giving the Fund the right to deliver shares of the Underlying ETF or a cash payment), while simultaneously selling (i.e., writing) call options (giving the Fund the obligation to deliver shares of the Underlying ETF or a cash payment). The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the Fund expects the FLEX Options to be fully covered and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchanges on which the FLEX Options are listed do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts but may charge transaction fees. Each of the FLEX Options purchased and sold throughout the Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Outcome Period. On the Flex Options expiration date, the Fund intends to sell the Flex Options prior to their expiration or cash-settle the Flex Options and use the resulting proceeds to purchase new Flex Options for the next Outcome Period.

The Underlying ETF

The Underlying ETF is an exchange-traded unit investment trust that uses a replication strategy, meaning it invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC ("PDR") serves as the Underlying ETF's sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the S&P 500® Index (the "Index"). See below for a description of the Underlying ETF's principal investment strategies and risks. You can find the Underlying ETF's prospectus and other information about the ETF, including the statement of additional information and most recent reports to shareholders, online at https://us.spdrs.com/en/etf/spdr-sp-500-etf-SPY.

The summary information below regarding the Underlying ETF comes from its filings with the SEC. You are urged to refer to the SEC filings made by the Underlying ETF and to other publicly available information (e.g., the ETF's annual reports) to obtain an understanding of the ETF's business and financial prospects. The following description of the Underlying ETF's principal investment strategies was taken directly from the Underlying ETF's prospectus, dated January 27, 2025 ("SPY" refers to the Underlying ETF; other defined terms have been modified).

"SPY seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index (the "Portfolio"), with the weight of each stock in SPY's Portfolio substantially corresponding to the weight of such stock in the Index. In SPY's prospectus, the term "Portfolio Securities" refers to the common stocks that are actually held by SPY and make up SPY's Portfolio, while the term "Index Securities" refers to the common stocks that are included in the Index, as determined by the index provider, S&P Dow Jones Indices LLC ("S&P"). At any time, SPY's Portfolio will consist of as many of the Index Securities as is practicable. To maintain the correspondence between the composition and weightings of Portfolio Securities and Index Securities, State Street Global Advisors Trust Company (the "Trustee") or its parent company, State Street Bank and Trust Company ("SSBT") adjusts SPY's Portfolio from time to time to conform to periodic changes made by S&P to the identity

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and/or relative weightings of Index Securities in the Index. SPY's Trustee or SSBT aggregates certain of these adjustments and makes changes to SPY's Portfolio at least monthly, or more frequently in the case of significant changes to the Index. SPY may pay transaction costs, such as brokerage commissions, when it buys and sells securities (or "turns over" its Portfolio). Such transaction costs may be higher if there are significant rebalancings of Index Securities in the Index, which may also result in higher taxes when SPY's units are held in a taxable account. These costs, which are not reflected in SPY's estimated annual Trust ordinary operating expenses, affect SPY's performance. During the most recent fiscal year, SPY's portfolio turnover rate was 3% of the average value of its portfolio. SPY's portfolio turnover rate does not include securities received or delivered from processing creations or redemptions of SPY's units. Portfolio turnover will be a function of changes to the Index as well as requirements of SPY's trust agreement. ... Although SPY may fail to own certain Index Securities at any particular time, SPY generally will be substantially invested in Index Securities, which should result in a close correspondence between the performance of the Index and the performance of SPY. ... SPY does not hold or trade futures or swaps and is not a commodity pool... . The Index includes five hundred (500) selected companies, all of which are listed on national stock exchanges and spans a broad range of major industries. ... Since 1968, the Index has been a component of the U.S. Commerce Department's list of Leading Indicators that track key sectors of the U.S. economy. Current information regarding the market value of the Index is available from market information services. The Index is determined, comprised and calculated without regard to SPY."

As of November 11, 2025, the Underlying ETF had significant investments in information technology companies.

Subsequent Outcome Periods

The Fund will alert existing shareholders to the new Cap at the beginning of each new Outcome Period in the following manner:

1.  Approximately one week prior to the end of the current Outcome Period, the Fund will make a sticker filing that will alert existing shareholders that the Outcome Period is approaching its conclusion and disclose the anticipated Cap range for the next Outcome Period. This filing will be mailed to existing shareholders.

2.  Following the close of business on the last day of the Outcome Period, the Fund will make a sticker filing that discloses the Fund's Cap for the next Outcome Period. This filing will be mailed to existing shareholders.

3.  On the first day of the new Outcome Period, the Fund will file a full prospectus that incorporates the sticker filing from the previous evening which replaces the Caps/dates associated with the previous Outcome Period with the Caps/dates associated with the new Outcome Period. Correspondingly, the Fund will file a revised summary prospectus that reflects such changes.

The information referenced above will also be available on the Fund's website at www.calamos.com.

Changes in 80% policy

The Fund has adopted a non-fundamental operating policy that requires it, under normal circumstances, to invest at least 80% of its net assets (plus borrowings for investment purposes, if any) in investments that provide exposure to the S&P 500® Index. Although this requirement may be changed by the Board of Trustees without shareholder approval, the Fund will notify shareholders in writing at least 60 days prior to any change in its 80% policy.

Non-Principal Investments

Cash Equivalents and Short-Term Investments

The Fund may invest in securities with maturities of less than one year or cash equivalents, or it may hold cash. The percentage of the Fund invested in such holdings varies and depends on several factors, including market conditions. For temporary defensive purposes and during periods of high cash inflows or outflows, the Fund may invest part or all of its assets in these securities or it may hold cash. During such periods, the Fund may not be able to achieve its investment objective. The Fund may adopt a defensive strategy when the portfolio managers believe securities in which such Fund normally invests have elevated risks due to political or economic factors and in other extraordinary circumstances. For more information on eligible short-term investments, see the SAI.

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Illiquid Investments

The Fund may invest up to 15% of its net assets in securities and other instruments that are, at the time of investment, illiquid (determined using the Securities and Exchange Commission's standard applicable to investment companies, i.e., any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). For this purpose, illiquid investments may include, but are not limited to, certain restricted securities (securities the disposition of which is restricted under the federal securities laws), certain securities that may only be resold pursuant to Rule 144A under the Securities Act, and certain repurchase agreements, among others.

Temporary Investments

In response to market, economic, political, or other conditions, the Fund may temporarily invest for defensive purposes that are inconsistent with the Fund's principal investment strategies. If the Fund does so, different factors could affect the Fund's performance, and the Fund may not achieve its investment objective.

Risks of Investing in the Fund

This prospectus describes the risks you may face as an investor in the Fund. It is important to keep in mind that generally, investments with a higher potential reward also have a higher risk of losing money. The reverse is also commonly true: the lower the risk, the lower the potential reward. However, as you consider an investment in the Fund, you should also take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in this investment for a long period of time to ride out down periods.

As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time, and it is possible to lose money. Each risk summarized below is considered a "principal risk" of investing in the Fund, regardless of the order in which it appears.

Principal Risks

Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs, such as the Fund, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

Cap Change Risk. A new Cap is established at the beginning of each Outcome Period and is dependent on prevailing market conditions at the time the Cap is established. Expected dividends of the Underlying ETF, market interest rates, the Underlying ETF's share price relative to the FLEX Options' strike prices, and the "implied volatility" of the Underlying ETF (the expected frequency and magnitude of changes of the Underlying ETF's share price) can impact the Cap the Fund is able to establish at the beginning of each outcome period. Extremely low interest rates (e.g., 0%) may result in a significantly lower Cap. As such, the Cap may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods. Investors should monitor the changes in the Cap for each Outcome Period, information for which will be made available pursuant to the procedure outlined in the Fund's prospectus.

Capital Protection Risk. There can be no guarantee that the Fund will be successful in its strategy to provide protection against 100% of Underlying ETF losses if the Underlying ETF's share price decreases over the duration of the Outcome Period. The Fund's strategy seeks to deliver returns that match those of the Underlying ETF (up to the Cap), while limiting downside losses, if Fund Shares are held at the time at which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Fund Shares after the FLEX Options were entered into or sells Fund Shares prior to the expiration of the FLEX Options, the Capital Protection that the Fund seeks to provide may not be available. If the Outcome Period has begun and the Underlying ETF has increased in value, the Capital Protection will

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not protect any decreases in the value of the Underlying ETF to the extent of such appreciation, and therefore an investor may experience losses from this appreciated value until the Fund reaches its original NAV from the commencement of the Outcome Period. Similarly, if an investor purchases Fund Shares after the commencement of the Outcome period and the Underlying ETF has increased in value, an investor purchasing Shares at that point will not benefit from the Capital Protection until the Underlying ETF's value decreases to its original value at the commencement of the Outcome Period. Accordingly, such investor will not receive the protection that the Fund seeks to provide until the Fund experiences losses that return it to its value at the commencement of the Outcome Period. If the FLEX Options (and therefore the Capital Protection) do not perform as expected, an investor may experience significant losses on its investment, including the loss of its entire investment.

Capped Upside Risk. The Fund's strategy seeks to provide returns that are subject to the Cap. In the event that the Underlying ETF experiences gains in excess of the Cap for the Outcome Period, the Fund will not participate in, and will underperform the Underlying ETF to the extent of, those gains beyond the Cap. The Fund's strategy seeks to deliver returns that match those of the Underlying ETF (up to the Cap), while protecting against the entirety of downside losses of the Underlying ETF, if Fund Shares are held at the time at which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Fund Shares after the FLEX Options were entered into, there may be little or no ability for that investor to experience an investment gain on their Shares (and such investor may be subjected to potential losses between that Fund Share price and the Fund's NAV at the commencement of the Outcome Period). Further, because the FLEX Options are designed to produce returns that match the price return of the Underlying ETF (subject to the Cap) on the last day of the Outcome Period, if an investor sells Fund Shares prior to the expiration date of the FLEX Options such investor may sell at a point where the Fund's performance does not match the performance of the Underlying ETF over the Outcome Period, and therefore may sell at a point where the Fund has underperformed the Underlying ETF.

Cash Holdings Risk. The Fund may invest in cash and cash equivalents for indefinite periods of time when the Fund's investment adviser determines the prevailing market environment warrants doing so. When the Fund holds cash positions, it may lose opportunities to participate in market appreciation, which may result in lower returns than if the Fund had remained fully invested in the market. Furthermore, cash and cash equivalents may generate minimal or no income and could negatively impact the Fund's performance and ability to achieve its investment objective.

Clearing Member Default Risk. Transactions in some types of derivatives, including FLEX Options, are required to be centrally cleared ("cleared derivatives"). In a transaction involving cleared derivatives, the Fund's counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house ("clearing members") can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member's individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its FLEX Options may, in certain circumstances, be used to satisfy losses of other clients of the Fund's clearing member. In addition, although clearing members guarantee performance of their clients' obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member's bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund's behalf, which heightens the risks associated with a clearing member's default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund's ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund's behalf, the Fund may be unable to effectively implement its investment strategy.

Correlation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods, consistent with the Fund's valuation policy. Because a component of the FLEX option's value will be affected by, among other things, changes in the Underlying ETF's share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF's share price and the remaining time until the FLEX Options expire, the value of the

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Fund's FLEX Options positions is not anticipated to increase or decrease at the same rate as the Underlying ETF's share price, and it is possible they may move in different directions, and as a result, the Fund's NAV may not increase or decrease at the same rate as the Underlying ETF's share price. The Fund's strategy is designed to produce the outcomes upon the expiration of the FLEX Options on the last business day of the Outcome Period, and it should not be expected that the outcomes will be provided at any point other than the end of the Outcome Period.

Costs of Buying and Selling Fund Shares. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

Derivatives Risk. Derivatives are instruments, such as futures and forward foreign currency contracts, whose value is derived from that of other assets, rates or indices. Derivatives may be more volatile than other investments and may magnify the Fund's gains or losses. Successful use of derivatives depends upon the level to which prices of the underlying assets correlate with price movements in the derivatives the Fund buys or sells. The Fund could be negatively affected if the change in market value of its securities fails to correlate with the value of derivatives it purchased or sold. The potential lack of a liquid market for a derivative may prevent the Fund from closing its derivatives positions to limit losses or realize profits. Derivatives may be purchased for a fraction of their value and small price movements may result in an immediate and substantial loss to the Fund. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. In addition, derivative instruments are subject to counterparty risk, meaning that the party with whom the Fund enters into the derivatives transaction (e.g., the clearinghouse or the broker holding the Fund's position for a futures contract or the counterparty for a forward contract) may experience a significant credit event and/or may be unwilling or unable to make timely settlement payments or otherwise honor its obligations. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.

Equity Securities Risk. Equity investments are subject to greater fluctuations in market value than other asset classes as a result of such factors as a company's business performance, investor perceptions, stock market trends and general economic conditions.

FLEX Options Risk. Trading FLEX Options involves risks different from, or possibly greater than, the risks associated with investing directly in securities. The Fund may not experience substantial upside participation from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund's FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund Shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund's FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund's Shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection may impact the value of the Fund and whether the Fund can satisfy its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment. The trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.

The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The FLEX Options are also subject to correlation risk, meaning the value of the FLEX Options does not increase or decrease at the same rate as the Underlying ETF (although they generally move in the same direction) or its underlying

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securities. The value of the FLEX Options prior to the expiration date may vary because of factors other than the value of the Underlying ETF, such as interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, a change in the actual and perceived volatility of the stock market and the Underlying ETF and the remaining time to expiration. FLEX Option prices may also be highly volatile and may fluctuate substantially during a short period of time. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options becomes more difficult and the judgment of the Fund's investment adviser (employing the fair value procedures approved by the Board of Trustees of the Trust) may play a greater role in the valuation of the Fund's holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value. Under those circumstances, the value of the FLEX Options will require more reliance on the investment adviser's judgment than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value paid for shares of the Fund.

Investment Timing Risk. An investor who purchases Fund Shares other than on the first day of the options package and/or sells Fund Shares before the options package expires may not experience the 100% downside protection or upside participation in the Underlying ETF. The Fund's downside protection and upside participation of the Underlying ETF may only be available for investors who hold Fund Shares throughout the complete term of the options package. An investor can expect their Fund Shares to move generally in the same direction as the Underlying ETF during the one-year options package. However, Fund Shares may not experience the same price movement as the price movement of the Underlying ETF. During the duration of the option package, there may be periods of significant disparity between the Fund's NAV and the Underlying ETF's price performance. For example, if an investor purchases Fund Shares during an options package period at a time when the Underlying ETF's share price has increased from its price at the beginning of the options package period, the investor may not be 100% protected against Underlying ETF downside losses. In addition, if an investor purchases Fund Shares during an options package period at a time when the Underlying ETF's share price has increased from its price at the beginning of the options package period, that investor's cap will essentially be decreased from the stated Cap by the amount of the increase in the Underlying ETF's value.

Large-Capitalization Investing Risk. Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks. In addition, larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer preferences. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

Liquidity Risk — FLEX Options. In the event that trading in the underlying FLEX Options is limited or absent, the value of the Fund's FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities, including certain non-customized option contracts. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. Additionally, the liquidation of a large number of FLEX Options may more significantly impact the price in a less liquid market. Further, the Fund requires a sufficient number of participants to facilitate the purchase and sale of options on an exchange to provide liquidity to the Fund for its FLEX Option positions. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund's net asset value and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of the Fund Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times

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of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund's portfolio securities and the Fund's market price. This reduced effectiveness could result in Fund Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Fund Shares.

Market Risk. The risk that the securities markets will increase or decrease in value is considered market risk and applies to any security. If there is a general decline in the stock or fixed-income market, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests.

New Fund Risk. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

Non-Diversification Risk. The Fund is classified as "non-diversified" under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Options Risk. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Fund's ability to utilize options successfully will depend on Calamos Advisors' ability to predict pertinent market movements, which cannot be assured.

The Fund's ability to close out its position as a purchaser or seller of an Options Clearing Corporation or exchange-listed put or call option is dependent, in part, upon the liquidity of the options market. If the Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option to realize any profit or the option would expire and become worthless. If the Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security until the option expired. As the writer of a covered call option on a security, the Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call. The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets until the next trading day.

Unless the parties provide for it, there is no central clearing or guaranty function in an over-the-counter option. As a result, if the counterparty fails to make or take delivery of the security or other instrument underlying an over-the-counter option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such counterparty or any guarantor or credit enhancement of the counterparty's credit to determine the likelihood that the terms of the over-the-counter option will be satisfied.

The Fund may also purchase or write over-the-counter put or call options, which involves risks different from, and possibly greater than, the risks associated with exchange-listed put or call options. In some instances, over-the-counter put or call options may expose the Fund to the risk that a counterparty may be unable or unwilling to perform according to a contract, and that any deterioration in a counterparty's creditworthiness could adversely affect the instrument. In addition, the Fund may be exposed to a risk that losses may exceed the amount originally invested.

Premium-Discount Risk. The Fund's Shares may trade above or below their NAV. The market prices of Fund Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Fund Shares on the Exchange. The trading price of Fund Shares may deviate significantly from NAV during periods of market volatility.

Secondary Market Trading Risk. Investors buying or selling Fund Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund Shares. Although the Fund's Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Fund Shares on the Exchange may be halted.

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Additional Information About Investment Strategies and Related Risks

Sector Risk. To the extent the Underlying ETF invests a significant portion of its assets in a particular sector, a greater portion of the Fund's performance may be affected by the general business and economic conditions affecting that sector. Each sector may share economic risk with the broader market, however there may be economic risks specific to each sector. As a result, returns from those sectors may trail returns from the overall stock market and it is possible that the Underlying ETF may underperform the broader market.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The federal income tax treatment of the securities in which the Fund may invest, including the Fund's option strategy, may not be clear or may be subject to recharacterization by the Internal Revenue Service. It could be more difficult to comply with the tax requirements applicable to RICs if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the Internal Revenue Service. Any such failure to comply with the rules applicable to RICs could cause the Fund to fail to qualify as such. To qualify and maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published Internal Revenue Service guidance or case law on how to determine the "issuer" of certain derivatives that the Fund will enter into. Based upon the language in the legislative history, the Fund intends to treat the issuer of an equity option as the referenced asset and to treat any income it may derive from an equity option as "qualifying income" under the provisions of the Code applicable to RICs. In the case of FLEX Options, assuming the referenced asset qualifies as a RIC, treating the issuer as the referenced asset would allow the Fund to count the FLEX Options as automatically diversified investments under the RIC diversification requirements. If the income is not qualifying income or the issuer of equity options, including FLEX Options, is not appropriately the referenced asset, the Fund may not qualify, or may be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund's taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

The Fund's investments in offsetting positions with respect to the Underlying ETF may affect the character of gains or losses realized by the Fund under the Code's "straddle" rules and may increase the amount of short-term capital gain realized by the Fund. Certain options the Fund holds may not qualify as "Section 1256 contracts" under Section 1256 of the Code, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

There is a risk that if the offsetting FLEX Options are held by a single person that the IRS may take the position that the FLEX Options, viewed together, should be treated as a single debt instrument for federal tax purposes. The result of such a position would be that the Fund would fail the RIC diversification tests causing the RIC to be taxed as a C corporation, unless certain cure rights based upon reasonable cause may apply. The Fund has obtained an opinion of tax counsel that the FLEX Options should not be collapsed into a single instrument. However, such an opinion is not binding upon the IRS or the courts.

Trading Issues Risk. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange's "circuit breaker" rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund's assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.

Underlying ETF Risk. The Fund invests in FLEX Options that reference an ETF, which subjects the Fund to certain of the risks of owning shares of an ETF as well as the types of instruments in which the Underlying ETF invests. The value of an ETF will fluctuate over time based on fluctuations in the values of the securities held by the ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. In addition, ETFs are subject to absence of an active market risk, premium/discount risk, tracking error risk and trading issues risk. Brokerage, tax and other expenses may negatively impact the performance of the Underlying ETF and, in turn, the value of the Fund's shares. An ETF that tracks an index may not exactly match the performance of the index due to cash drag, differences between the portfolio of the ETF and the components of the index, expenses and other factors.

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Additional Information About Investment Strategies and Related Risks

Valuation Risk. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options and/or LEAPS Options may become more difficult. In market environments where there is reduced availability of reliable objective pricing data, the judgment of Calamos Advisors in determining the fair value of the security may play a greater role. While such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.

The following are non-principal risks that generally apply to the Fund:

Cybersecurity Risk. Investment companies, such as the Fund, and their service providers are exposed to operational and information security risks resulting from cyberattacks, which may result in financial losses to the Fund and its shareholders. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, "ransomware" that renders systems inoperable until ransom is paid, the unauthorized release of confidential information, or various other forms of cybersecurity breaches. Cyber-attacks affecting the Fund, Calamos Advisors, custodian, transfer agent, distributor, market maker, authorized participants, administrator, intermediaries, trading counterparties, and other third-party service providers may adversely impact the Fund or the companies in which the Fund invests, causing the Fund's investments to lose value or to prevent a shareholder redemption or purchase from clearing in a timely manner. The use of artificial intelligence could exacerbate these risks.

Investment Management Risk. Whether the Fund achieves its investment objective(s) is significantly impacted by whether the Adviser is able to choose suitable investments for the Fund.

Market Disruption Risk. Certain events have a disruptive effect on securities markets, including but not limited to, terrorist attacks, war and other geopolitical events or catastrophes. The Adviser cannot predict the effect of similar events in the future on the U.S. or foreign economies. Certain securities such as high yield and equity securities tend to be impacted more by these events than other types of securities in terms of price and volatility.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund's ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Recent Market Events. Since the 2008 financial crisis, financial markets throughout the world have experienced periods of increased volatility, depressed valuations, decreased liquidity and heightened uncertainty and turmoil. This turmoil resulted in unusual and extreme volatility in the equity and debt markets, in the prices of individual securities and in the world economy. Events that have contributed to these market conditions include, but are not limited to, major cybersecurity events, geopolitical events (such as wars, terror attacks, natural or environmental disasters, country instability, and public health emergencies), measures to address budget deficits, downgrading of sovereign debt, dramatic changes in currency exchange rates, and public sentiment.

In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time. Economic, financial or political events, trading and tariff arrangements, terrorism, natural disasters, rapid technological developments, such as artificial intelligence, and other circumstances in one country or region could have profound impacts on global economies or markets. Widespread disease and virus epidemics and pandemics, such as the coronavirus outbreak, could likewise be highly disruptive, adversely affecting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments.

Portfolio security holdings disclosure

A description of the Fund's policies and procedures in connection with the disclosure of portfolio security holdings of the Fund are available in the SAI and on the Fund's website, www.calamos.com.

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Fund Facts

Who manages the Fund?

Investment Adviser

The Fund is advised by Calamos Advisors LLC ("Calamos Advisors" or the "Advisor"), 2020 Calamos Court, Naperville, Illinois 60563. Calamos Advisors, an investment adviser registered with the SEC effective May 29, 1987, is a wholly owned subsidiary of Calamos Investments LLC ("CILLC"). CILLC's assets under management as of December 31, 2024, were $40 billion ($38 billion of which represented Calamos Advisors' assets under management). Calamos Asset Management, Inc. ("CAM") is the sole manager of CILLC. As of July 31, 2025, approximately 22.4% of the outstanding interests of CILLC was owned by CAM, 77.72% by Calamos Partners LLC ("CPL"), and 0.04% by Calamos Equity Partners LLC ("CEP"). CAM is owned by John P. Calamos, Sr. and John S. Koudounis. CPL is owned by Calamos Family Partners, Inc. ("CFP") and John S. Koudounis. CFP is beneficially owned by members of the Calamos family, including John P. Calamos, Sr. CEP is owned by John S. Koudounis and Daniel L. Dufresne.

Subject to the overall authority of the Board of Trustees, Calamos Advisors provides continuous investment supervision and management to the Fund under a management agreement and also furnishes office space, equipment and management personnel. For these services, the Fund pays Calamos Advisors a fee based on its average daily net assets, which is accrued daily and paid on a quarterly basis. The Fund will pay fees (before any reimbursement) under the management agreement in the following amounts as a percentage of its average net assets:

ETF	FEES
Calamos S&P 500® Structured Alt Protection ETF® — November	0.69%

Out of this management fee, Calamos Advisors pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other service and license fees, except for distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, acquired fund fees and expenses, brokerage commissions and other expenses connected with the execution of portfolio transactions, taxes, interest, and extraordinary expenses.

At a meeting held on June 24, 2025, the Board of Trustees approved the Investment Management Agreement for the Fund. A discussion regarding the basis for the Board's approval of the Investment Management Agreement on behalf of the Fund is included in the Fund's Form N-CSR for the fiscal year ended July 31, 2025.

Portfolio Managers

David O'Donohue. David O'Donohue joined Calamos Advisors in August 2014 and has been a Sr. Co-Portfolio manager (since February 2024) and Co-Head of Alternative Strategies (since July 2024) and was a Co-Portfolio Manager from September 2015 through January 2024. Between March 2013 and August 2014, he was a Trader at Forty4 Asset Management LLC/Hard8 Futures LLC. Prior thereto, Mr. O'Donohue was a Portfolio Manager at Chicago Fundamental Investment Partners LLC from February 2009 to November 2012.

Jimmy Young. Jimmy Young joined Calamos Advisors in June 2003 and has been a Co-Portfolio Manager since February 2019. Between February 2018 and February 2019, he was an Assistant Portfolio Manager. Prior thereto, he was a senior strategy analyst from September 2015 to February 2018. Between July 2013 and August 2015, he was a strategy analyst.

Eli Pars. Eli Pars joined Calamos Advisors in May 2013 and has been Co-CIO, Co-Head of Alternative Strategies (since July 2024; previously served as Head of Alternative Strategies from September 2015 to June 2024) and Co-Head of Convertible Strategies, as well as a Senior Co-Portfolio Manager since September 2015. Between May 2013 and September 2015, he was a Co-Portfolio Manager. Previously, he was a Portfolio Manager at Chicago Fundamental Investment Partners from February 2009 until November 2012.

Jason Hill. Jason Hill joined Calamos Advisors in March 2004 and has been a Sr. Co-Portfolio Manager since February 2024 and was a Co-Portfolio Manager from June 2014 through January 2024. Between August 2013 and June 2014, he was a Senior Strategy Analyst. Previously, he was a Portfolio Administrator.

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Fund Facts

Anthony Vecchiolla. Anthony Vecchiolla joined Calamos Advisors in May 2014 and since February 2023 has been Co-Portfolio Manager. Previously, he was Research Associate from May 2014 to August 2015, Research Analyst September 2015 to February 2020, Senior Research Analyst from February 2020 to February 2021, and Assistant Portfolio Manager from February 2021 to January 2023.

Jordan Rosenfeld. Jordan Rosenfeld joined Calamos Advisors in April 2025 and is a Co-Portfolio Manager. Between June 2018 to March 2025, Mr. Rosenfeld was a Senior Director and Portfolio Manager at Milliman, where he was responsible for managing derivatives strategies in exchange-traded funds, mutual funds, and unit investment trusts. Previously, he was a Trader at Gelber Group from January 2016 to December 2017.

The Fund's SAI provides additional information about each portfolio manager, including other accounts they manage, their ownership in the Calamos Family of Funds and their compensation.

Management Approach

Calamos Advisors employs a "team of teams" approach to portfolio management, led by the Global CIO and our CIO team consisting of 5 Co-CIOs with specialized areas of investment expertise. The Global CIO and Co-CIO team are responsible for oversight of investment team resources, investment processes, performance and risk. As heads of investment verticals, Co-CIOs manage investment team members and, along with Co-Portfolio Managers and Associate Portfolio Managers, have day-to-day portfolio oversight and construction responsibilities of their respective investment strategies. While investment research professionals within each Co-CIO's team are assigned specific strategy responsibilities, they also provide support to other investment team verticals, creating deeper insights across a wider range of investment strategies. The combination of specialized investment teams with cross-team collaboration results in what we call our team of teams approach.

This team of teams approach is further reflected in the composition of Calamos Advisors' Investment Committee, made up of the Global CIO, the Co-CIO team, and the Global Head of Trading. Other members of the investment team participate in Investment Committee meetings in connection with specific investment related issues or topics as deemed appropriate.

The structure and composition of the Investment Committee results in a number of benefits, as it:

•  Leads to broader perspective on investment decisions: multiple viewpoints and areas of expertise feed into consensus;

•  Promotes collaboration between teams; and

•  Functions as a think tank with the goal of identifying ways to outperform the market on a risk-adjusted basis.

The objectives of the Investment Committee are to:

•  Form the firm's top-down macro view, market direction, asset allocation, and sector/country positioning.

•  Establish firm-wide secular and cyclical themes for review.

•  Review firm-wide and portfolio risk metrics, recommending changes where appropriate.

•  Review firm-wide, portfolio and individual security liquidity constraints.

•  Evaluate firm-wide and portfolio investment performance.

•  Evaluate firm-wide and portfolio hedging policies and execution.

•  Evaluate enhancements to the overall investment process.

How to Buy and Sell Shares

Fund Shares are listed for secondary trading on the Exchange under the symbol CPSN and individual Fund Shares may only be purchased and sold in the secondary market through a broker-dealer. The Exchange and secondary markets are closed on weekends and also are generally closed on the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Exchange may close early on the business day before certain holidays and on the day after Thanksgiving Day. Exchange holiday schedules are subject to change without notice. If you buy or sell Fund Shares in the secondary market, you will pay the secondary market price for Fund Shares. In addition, you may incur customary brokerage commissions and charges and may

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Fund Facts

pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

The trading prices of Fund Shares will fluctuate continuously throughout trading hours based on market supply and demand rather than the relevant Fund's net asset value, which is calculated at the end of each business day. Fund Shares will trade on the Exchange at prices that may be above (i.e., at a premium) or below (i.e., at a discount), to varying degrees, the daily net asset value of Fund Shares. The trading prices of Fund Shares may deviate significantly from the Fund's net asset value during periods of market volatility. Given, however, that Fund Shares can be issued and redeemed daily in Creation Units, the Adviser believes that large discounts and premiums to net asset value should not be sustained over long periods.

Authorized Participants may acquire shares directly from the Fund, and Authorized Participants may tender their shares for redemption directly to the Fund, at NAV per share only in Creation Units. Purchases and redemptions directly with the Fund must follow the Fund's procedures, which are described in the SAI.

The Fund may liquidate and terminate at any time without shareholder approval.

Book Entry

Fund Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding Shares of the Fund and is recognized as the owner of all Shares for all purposes.

Investors owning Fund Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Fund Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Fund Shares, you are not entitled to receive physical delivery of stock certificates or to have Fund Shares registered in your name, and you are not considered a registered owner of Fund Shares. Therefore, to exercise any right as an owner of Fund Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or "street name" form.

Fund Share Trading Prices

The trading prices of Shares of the Fund on the Exchange may differ from the Fund's daily NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of Shares of the Fund.

The approximate value of Shares of the Fund, an amount representing on a per share basis the sum of the current market price of the cash or securities, as applicable, accepted by the Fund in exchange for Shares of the Fund and an estimated cash component, if any, is disseminated every 15 seconds throughout the trading day through the facilities of the Consolidated Tape Association. This approximate value should not be viewed as a "real-time" update of the NAV per Share of the Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The Fund is not involved in, or responsible for, the calculation or dissemination of the approximate value of the Fund Shares and the Fund does not make any warranty as to its accuracy.

Frequent Purchases and Redemptions of Fund Shares

Shares of the Fund may be purchased and redeemed directly from the Fund only in Creation Units by Authorized Participants. The vast majority of trading in Shares of the Fund occurs on the secondary market, and does not involve the Fund directly. In-kind purchases and redemptions of Creation Units by Authorized Participants and cash trades on the secondary market are unlikely to cause many of the harmful effects of frequent purchases and/or redemptions of Fund Shares. Cash purchases and/or redemptions of Creation Units, however, can result in disruption of portfolio management, dilution to the Fund and increased transaction costs, which could negatively impact the Fund's ability to achieve its investment objective, and may lead to the realization of capital gains. These consequences may increase as the frequency of cash purchases and redemptions of Creation Units by Authorized Participants increases. However, direct trading by Authorized Participants is critical to ensuring that Fund Shares trade at or close to NAV.

The Fund impose no restrictions on the frequency of purchases and redemptions ("market timing"). To minimize these potential consequences of frequent purchases and redemptions of Fund Shares, the Fund employs fair valuation pricing, and

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Fund Facts

imposes transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs the Fund incurs in effecting trades. In addition, the Adviser monitors trades by Authorized Participants for patterns of abusive trading and the Fund reserves the right to not accept orders from Authorized Participants that the Adviser has determined may be disruptive to the management of the Fund, or otherwise are not in the best interests of the Fund. For these reasons, the Board has not adopted policies and procedures with respect to frequent purchases and redemptions of Fund Shares. The Trust's policies and procedures regarding frequent purchases and redemptions may be modified by the Board of Trustees at any time.

The Trust's policies and procedures prohibit the practice of any officer or employee of the Trust, a Trust investment adviser (including any sub-adviser), the distributor, custodian, or transfer agent, or other affiliated person of the Trust placing orders to purchase or redeem shares of a series of the Trust after the designated time as of which the Fund calculates its NAV (i.e., "late trading").

Distribution and Service Plan

The Fund has adopted a distribution and service plan ("Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services ("Service Providers"). If a Service Provider provides such services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Fund, however, and there are no current plans to impose these fees. In the event Rule 12b-1 fees are charged, over time they would increase the cost of an investment in the Fund because they would be paid on an ongoing basis.

Fund Website and Disclosure of Portfolio Holdings

The Trust maintains a website for the Fund at www.calamos.com. Among other things, this website includes this Prospectus and the SAI, and will include the Fund's holdings, the Fund's last annual and semi-annual reports (when available), pricing information about Fund Shares trading on the Exchange, daily NAV calculations and a historical comparison of the trading prices to NAV.

Each day the Fund is open for business, the Trust publicly disseminates the Fund's full portfolio holdings as of the close of the previous day through its website at www.calamos.com. A description of the Trust's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the Fund's SAI.

Dividends, Other Distributions and Taxes

Fund Distributions

The Fund distributes its net realized capital gains, if any, to shareholders annually. Ordinarily, dividends from net investment income, if any, are declared and paid at least annually by the Fund.

Distributions in cash may be reinvested automatically in additional whole Fund Shares only if the broker through whom you purchased Fund Shares makes such option available. The Fund realizes capital gains or losses whenever it sells securities. Net long-term capital gains are distributed to shareholders as "capital gain dividends."

Brokers may make available to their customers who own Fund Shares the DTC book-entry dividend reinvestment service. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require Fund shareholders to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and net realized gains will be automatically reinvested in additional whole Fund Shares of the Fund purchased in the secondary market. Without this service, investors would receive their distributions in cash.

Taxes

As with any investment, you should consider how your investment in Fund Shares will be taxed. The tax information in this prospectus is provided only as general information. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer,

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Fund Facts

or other investor with special circumstances. However, with respect to certain tax issues, the summaries describe the general tax treatment of certain distributions made to corporations and non-U.S. persons. In addition, this section does not describe your state, local or non-U.S. tax consequences. You should consult your own tax advisor about the tax consequences of an investment in Fund Shares. Fund distributions to you and the sale or redemption of your Fund Shares will have tax consequences to you. Such consequences may be different if you hold your Fund Shares through a tax-exempt entity or tax-advantaged retirement account, such as an individual retirement account or 401(k) plan.

The Fund has elected to be treated, and intends to qualify each year, as a regulated investment company (a "RIC") under the Code. As a RIC, the Fund is generally not subject to corporate-level U.S. federal income tax on any net ordinary income or capital gains that are timely distributed to shareholders. However, the Fund's failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in corporate-level taxation and, consequently, a reduction in amounts available for distribution to shareholders.

The Fund may enter into option agreements with the same counterparty but has taken the position that the option agreements are separate agreements. Under general tax principles, the Fund would not accrue income on separate option agreements during the term of the agreements. However, if the agreements are treated as one agreement, the Fund might be required to accrue income and make annual distributions of income. If the Fund is required to accrue income, but does not distribute the income to shareholders, the Fund may fail to qualify as a RIC. In addition, if the agreements are treated as one agreement, the Fund may fail either or both of the RIC income and diversification tests.

For purposes of the diversification tests, the identification of the issuer (or, in some cases, issuers) of a particular investment can depend on the terms and conditions of such investment. In particular, there is no published Internal Revenue Service guidance or case law on how to determine the "issuer" of various derivatives that the Fund may enter into. Therefore, there is a risk that the Fund will not meet the Code's diversification requirements and will not qualify, or will be disqualified, as a RIC.

Taxes on Distributions

Distributions by the Fund generally are taxable to you as ordinary income or capital gains. Distributions are subject to federal income tax, whether received in cash or reinvested in additional Fund Shares or shares of another fund, and may be subject to state or local taxes. Distributions of the Fund's "investment company taxable income" generally will be taxable as ordinary income to the extent of the Fund's current or accumulated earnings and profits. Notwithstanding the foregoing, distributions that are attributable to "qualified dividends" received by the Fund may be eligible to be taxed at long-term capital gains rates, as long as the Fund and the shareholder meet certain holding period requirements. It is not anticipated that the Fund will have qualified dividend income.

Distributions of the Fund's net capital gain that are properly reported by the Fund as "capital gain dividends" will generally be taxable to you as long-term capital gains, currently at a maximum rate of 20%, regardless of your holding period in the Fund's Shares. The Fund's option strategy is likely to reduce the amount of dividends that might otherwise qualify as capital gains dividends. Distributions in excess of the Fund's current and accumulated earnings and profits first will reduce your adjusted tax basis in your Fund Shares and, after the adjusted basis is reduced to zero, will constitute capital gain. Such capital gain will be long-term capital gain and thus, will be taxed at a maximum rate of 20%, if the distributions are attributable to Fund Shares that you have held for more than one year.

Certain non-corporate taxpayers will also be subject to a 3.8% U.S. federal Medicare contribution tax with respect to the lesser of (1) their "net investment income" or (2) the excess of their "modified adjusted gross income" over a threshold amount ($200,000 for single taxpayers and $250,000 for taxpayers who are married and filing jointly).

Corporate shareholders of the Fund are generally eligible for a dividends-received deduction with respect to ordinary income dividends (but not capital gain dividends) properly designated as eligible for such deduction by the Fund, as long as the Fund and the corporate shareholder meet certain holding period and other requirements. It is not anticipated that the Fund will make distributions eligible for the dividend-received deduction.

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Fund Facts

Under a dividend reinvestment service, you may have the option to have all cash distributions automatically reinvested in additional Fund Shares. Any distributions reinvested under such a service will nevertheless be taxable to you as described above.

You will have an adjusted basis in the additional Fund Shares purchased through such a reinvestment service equal to the amount of the reinvested distribution plus the amount of any fees charged for the transaction. The additional Fund Shares will have a holding period commencing on the day following the day on which they are credited to your account.

A distribution will reduce the Fund's NAV per Share and generally will be taxable to you as ordinary income or capital gain even if it is paid from income or gains earned by the Fund before you invested in the Fund. From an investment standpoint, such a distribution constitutes a return of capital. However, from a tax standpoint, it constitutes taxable income. In general, distributions are subject to federal income tax as of the date of payment. However, distributions paid in January will be treated as paid on December 31 of the prior year if they were declared and payable to shareholders of record on a date in October, November or December of the prior year.

The Fund's transactions in derivatives, as well as any of its hedging, short sale, securities loan or similar transactions may be subject to one or more special tax rules. These rules may affect whether gains and losses recognized by the Fund are treated as ordinary or capital, accelerate the recognition of income or gains to the Fund, defer losses to the Fund, and cause adjustments in the holding periods of the Fund's securities, thereby affecting whether capital gains and losses are treated as short-term or long-term. These rules could therefore affect the amount, timing and/or character of distributions to shareholders and thus taxes payable by shareholders.

The FLEX Options included in the Fund's portfolio are exchange-traded options. Under Section 1256 of the Code, certain types of exchange-traded options are treated as if they were sold (i.e., "marked to market") at the end of each year. The Fund does not believe that some of the positions in FLEX Options held by the Fund will be subject to Section 1256, which means that the positions will not be marked to market, but the positions will be subject to the straddle rules.

The straddle rules may affect the character of gains (or losses) realized by the Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that the Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

The tax consequences of straddle transactions to the Fund are not entirely clear in all situations under currently available authority. The straddle rules may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to U.S. shareholders in a non-liquidating distribution. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, if the Fund makes a non-liquidating distribution of its short-term capital gain, the amount which must be distributed to U.S. shareholders as ordinary income may be increased substantially as compared to the Fund that did not engage in such transactions.

You may be subject to federal back-up withholding tax, if you do not provide the Fund with a taxpayer identification number (for an individual, a social security number) and make other required certifications, or the Internal Revenue Service informs the Fund that your tax identification number is incorrect. Backup withholding is not an additional tax. You may claim the amount withheld as a credit on your federal income tax return, provided you furnish the appropriate information to the Internal Revenue Service.

Taxes When Shares are Sold

Any capital gain or loss realized upon a sale of Fund Shares is generally treated as long-term capital gain or loss if you have held the Fund Shares for more than one year and as short-term capital gain or loss if you have held the Fund Shares for one year or less. The ability to deduct capital losses realized on a sale of Fund Shares may be limited.

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Fund Facts

Taxes on Purchase and Redemption of Creation Units

An Authorized Participant that exchanges equity securities for Creation Units will generally recognize a gain or a loss on the exchange. Any such gain or loss will be equal to the difference between the market value of the Creation Units at the time of the exchange, plus (or minus) the cash amount received (or paid), and such Authorized Participant's aggregate basis in the securities surrendered. A person who redeems Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the aggregate market value of the securities received plus (or minus) any cash received (or paid), and such person's basis in the Creation Units redeemed. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in the Authorized Participant's economic position with respect to such Creation Units. Persons exchanging securities should consult their own tax advisor with respect to the applicability of the wash sale rules and the availability and timing of a deduction for any loss. In addition, when a regulated investment company redeems a shareholder in kind, the regulated investment company generally is not required to recognize taxable gains in respect of the portfolio securities it distributes to the redeeming shareholder. However, the Fund may be required to recognize taxable gain on the distribution of certain securities, and the Internal Revenue Service may assert that the Fund must recognize taxable gain in respect of certain other securities that the Fund distributes to a shareholder in exchange for Creation Units, which may increase the amount of taxable gains that the Fund would otherwise be required to distribute in order to maintain its qualification as a regulated investment company and avoid the Fund-level tax.

Any capital gain or loss realized upon a redemption of Creation Units is generally treated as long-term capital gain or loss if the Creation Units have been held for more than one year and as short-term capital gain or loss if the Creation Units have been held for one year or less. If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Fund Shares you purchased or sold and at what price.

Authorized Participants that are dealers may be subject to special tax rules and should consult their own tax advisors regarding the tax consequences of purchasing and redeeming Creation Units in their capacity as dealers.

Treatment of Fund Expenses

Expenses incurred and deducted by the Fund will generally not be treated as income taxable to you.

Non-U.S. Investors

If you are a non-U.S. investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you should be aware that, generally, subject to applicable tax treaties, distributions from the Fund will be characterized as dividends for U.S. federal income tax purposes (other than dividends which the Fund properly reports as capital gain dividends) and will be subject to U.S. federal income taxes, including withholding taxes, subject to certain exceptions described below. However, distributions received by a non-U.S. investor from the Fund that are properly reported by the Fund as capital gain dividends may not be subject to U.S. federal income taxes, including withholding taxes, provided that the Fund makes certain elections and certain other conditions are met. The Fund's option strategy is likely to reduce the amount of distributions otherwise eligible to be capital gains dividends.

Distributions may be subject to a U.S. withholding tax of 30% in the case of distributions to (i) certain non-U.S. financial institutions that have not entered into an agreement with the U.S. Treasury to collect and disclose certain information and are not resident in a jurisdiction that has entered into such an agreement with the U.S. Treasury and (ii) certain other non-U.S. entities that do not provide certain certifications and information about the entity's U.S. owners. The Internal Revenue Service and the Department of Treasury have issued proposed regulations providing that these withholding rules will not be applicable to the gross proceeds of share redemptions or capital gains dividends that the Fund pays.

Other Tax Matters

The foregoing is only a summary of certain federal income tax considerations of investing in the Fund under current law, which is subject to change in the future. Shareholders who are not U.S. persons within the meaning of the Code, such as non-resident aliens, foreign trusts or estates, or foreign corporations or partnerships may be subject to different U.S. federal income tax treatment.

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Fund Facts

You may also be subject to state and local taxes on distributions paid by the Fund, and sales and redemptions of Fund Shares. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific tax situation. More information about taxes can be found in the Fund's SAI.

Net Asset Value

The NAV of shares is determined at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on each day the New York Stock Exchange ("NYSE") is open. NAV is computed by determining the aggregate market value of all assets of the Fund, less its liabilities, divided by the total number of shares outstanding (assets-liabilities)/number of shares = NAV). The NYSE is closed on weekends and New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV takes into account the expenses and fees of the Fund, including management, administration, and distribution fees, which are accrued daily. The determination of NAV for the Fund for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received by the Fund (or an authorized broker or agent, or its authorized designee) before the close of trading on the NYSE on that day.

Generally, securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") National Market System for which market quotations are readily available shall be valued using the NASDAQ official closing price. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Futures, swaps and options contracts listed for trading on a futures or options exchange or board of trade for which market quotations are generally available are valued at the last quoted sale price, or, in the absence of a sale, at the mean of the last bid and ask price. Total return swaps on exchange-listed securities are valued at the last quoted sale price, or, in the absence of a sale, at the mean of the last bid and ask price.

Securities held by the Fund are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Board of Trustees ("Valuation Procedures"). If market quotations are not readily available, securities or other assets will be valued at their fair value as determined in good faith by the Adviser in accordance with procedures approved by the Board and evaluated by the Board as to the reliability of the fair value method used. In these cases, the Fund's NAV will reflect certain portfolio securities' fair values rather than their market prices. Fair value pricing involves subjective judgments, and it is possible that the fair value determined for a security or other asset may be materially different than the value that could be realized upon the sale of that security or other asset. The fair value prices can differ from market prices. The Board of Trustees has designated Calamos Advisors as "valuation designee" for the Fund. The valuation designee is responsible for determining the value of the Fund's investments. The designee may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to ensure the process produces reliable results.

The Fund may use independent pricing services to assist in calculating the value of the Fund's securities or other assets.

With respect to any portion of the Fund's assets that are invested in one or more open-end management investment companies registered under the 1940 Act, the Fund's net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

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Fund Facts

Fund Service Providers

State Street Bank and Trust Company ("State Street"), located at One Congress Street, Suite 1, Boston, Massachusetts 02114-2016, serves as the Fund's administrator, custodian, fund accounting and transfer agent.

Calamos Financial Services LLC ("CFS"), located at 2020 Calamos Court, Naperville, Illinois 60563, serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in Fund Shares.

Ropes & Gray LLP, located at 191 North Wacker Drive, 32nd Floor, Chicago, IL 60606, serves as legal counsel to the Trust.

Premium/Discount Information

Information showing the number of days the market price of the Fund Shares was greater (at a premium) and less (at a discount) than the Fund's NAV for the most recently completed calendar year, and the most recently completed calendar quarters since that year (or the life of the Fund, if shorter), is available at www.calamos.com.

Investments by Other Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including Fund Shares. The SEC adopted Rule 12d1-4 under the 1940 Act on November 19, 2020, which became effective January 19, 2021. The Fund is required to comply with the conditions of Rule 12d1-4, which allows, subject to certain conditions, the Fund to invest in other registered investment companies and other registered investment companies to invest in the Fund beyond the limits contained in Section 12(d)(1) of the 1940 Act.

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Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance for the period of November 1, 2024 (commencement of operations) through July 31, 2025. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's financial statements, are included in the SAI, which is available upon request.

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the year was as follows:

	November 1, 2024• through July 31,
	2025
Per share operating performance
Net asset value, beginning of year	$25.03
Income from investment operations:
Net investment income (loss)(a)	(0.13)
Net realized and unrealized gain (loss)	1.34
Total from investment operations	1.21
Less distributions to common shareholders from:
Net investment income	—
Total distributions	—
Net asset value, end of year	$26.24
Total return applicable to common shareholders
Total investment return based on:
Net asset value(b)	4.83%
Ratios to average net assets applicable to common shareholders
Net expenses	0.69	%(c)
Net investment income (loss)	(0.68	%)(c)
Supplemental data
Net assets applicable to common shareholders, end of year (000)	$20,340
Portfolio turnover rate(d)(e)	0%

  •  Commencement of operations.

  (a)  Net investment income (loss) allocated based on average shares method.

  (b)  Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

  (c)  Annualized.

  (d)  Not annualized.

  (e)  Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

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Other Information

Continuous Offering

The method by which Creation Units of Fund Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of Fund Shares are issued and sold by the Fund on an ongoing basis, a "distribution," as such term is used in the Securities Act of 1933, as amended (the "Securities Act"), may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirements and liability provisions of the Securities Act. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Fund Shares and sells the Fund Shares directly to customers or if it chooses to couple the creation of a supply of new Fund Shares with an active selling effort involving solicitation of secondary market demand for Fund Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in Fund Shares, whether or not participating in the distribution of Fund Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not "underwriters" but are participating in a distribution (as contrasted with engaging in ordinary secondary market transactions) and thus dealing with the Fund Shares that are part of an overallotment within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national exchange.

Disclaimer

The "S&P 500®" is a product of S&P Dow Jones Indices LLC or its affiliates ("SPDJI") and has been licensed for use by Calamos Advisors LLC ("Calamos Advisors"). S&P®, S&P 500®, SPX®, SPY®, US 500TM, The 500TM, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates ("S&P"); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"). It is not possible to invest directly in an index. The Fund is not sponsored or sold by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, "S&P Dow Jones Indices"). S&P Dow Jones Indices do not make any representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500® Index to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices' only relationship to Calamos Advisors with respect to the S&P 500® Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P 500® Index is determined, composed and calculated by S&P Dow Jones Indices without regard to Calamos Advisors or the Fund. S&P Dow Jones Indices have no obligation to take the needs of Calamos Advisors or the owners of the Fund into consideration in determining, composing or calculating the S&P 500® Index. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the Fund. There is no assurance that investment products based on the S&P 500® Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment adviser, commodity trading advisor, commodity pool operator, broker dealer, fiduciary, promoter" (as defined in the Investment Company Act of 1940, as amended), "expert" as enumerated within 15 U.S.C. § 77k(a) or tax advisor. Inclusion of a security, commodity, crypto currency or other asset within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, commodity, crypto currency or other asset, nor is it considered to be investment advice or commodity trading advice.

NEITHER S&P DOW JONES INDICES NOR THIRD PARTY LICENSOR GUARANTEES THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P 500® INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY

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Other Information

ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY CALAMOS ADVISORS, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500® INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBLITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. S&P DOW JONES INDICES HAS NOT REVIEWED, PREPARED AND/OR CERTIFIED ANY PORTION OF, NOR DOES S&P DOW JONES INDICES HAVE ANY CONTROL OVER, THE LICENSEE PRODUCT REGISTRATION STATEMENT, PROSPECTUS OR OTHER OFFERING MATERIALS. THERE ARE NO THIRD-PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND CALAMOS ADVISORS, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

Summary of Certain Provisions of the Second Amended and Restated Trust Instrument

The summary below is a synopsis of certain provisions contained in the Trust's Second Amended and Restated Trust Instrument (the "Trust Instrument"). Shareholders should refer to the Trust Instrument for further information. Defined terms have the meanings contained in the Trust Instrument.

Derivative Actions

The Second Amended and Restated Trust Instrument (the "Trust Instrument") requires, within Section 9 of Article IV, that before bringing any derivative action on behalf of the Fund, Shareholders must have made a written demand to the Board of Trustees requesting that they cause the Trust or affected Series or Class, as applicable, to file the action itself.

In order to warrant consideration, any such written demand must include at least the following:

(1)  a detailed description of the action or failure to act complained of and the facts upon which each such allegation is made;

(2)  a statement to the effect that the complaining Shareholders believe that they will fairly and adequately represent the interests of similarly situated Shareholders in enforcing the right of the Trust or the affected Series or Class, as applicable and an explanation of why the complaining Shareholders believe that to be the case;

(3)  a certification that the following requirements have been met, as well as information reasonably designed to allow the Trustees to verify that certification:

(a)  each complaining Shareholder was a Shareholder of the Trust or the affected Series or Class, as applicable, at the time of the action or failure to act complained of, or acquired the Shares afterwards by operation of law from a Person who was a Shareholder at that time; and

(b)  each complaining Shareholder was a Shareholder of the Trust or the affected Series or Class, as applicable, as of the time the demand required by Section 9 of Article IV was made; and

(4)  a certification that each complaining Shareholder will be a Shareholder of the Trust or the affected Series or Class, as applicable as of the commencement of the derivative action.

The Trust Instrument further provides that at least 10% of the Shareholders of the Trust or the affected Series or Class, as applicable, must join in bringing the derivative action. This provision does not apply to claims brought under the federal securities laws.

The Trust Instrument also provides that a copy of the derivative complaint must be served on the Trust, assuming the requirements described above have already been met and the derivative action has not been barred as further described in the Trust Instrument.

Forum and Waiver of Jury Trial

Section 10 of Article X of the Trust Instrument outlines which shareholder actions must be brought in state court and which must be brought in federal court. This section states in particular that, unless the Trust consents in writing to the selection of an

CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® — NOVEMBER
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Other Information

alternative forum, the Federal District Courts of the United States of America shall be the sole and exclusive forum for the resolution of any complaint asserting a cause of action arising under any federal securities law. This provision may increase costs for a shareholder to bring a claim or may limit a shareholder's ability to bring a claim in a judicial forum that they find more convenient or favorable. While the enforceability of the exclusive forum provisions may be challenged, this section also provides that if any provisions of Section 10 shall be held to be invalid, illegal or unenforceable, the validity, legality and enforceability of the remaining portions will still apply.

Section 10 of Article X of the Trust Instrument also states that shareholders and all other such persons bringing any such suit, action, or proceeding in the Superior Court in the State of Delaware waive the right to a trial by jury to the fullest extent permitted by law.

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For more detailed information on the Fund, several additional sources of information are available to you. The Fund's SAI, incorporated by reference into this prospectus, contains detailed information on the Fund's policies and operation. Additional information about the Fund's investments is available in the annual and semi-annual reports to shareholders and in Form N-CSR. In the Fund's annual reports, you will find a discussion of the market conditions and investment strategies that significantly impacted the Fund's performance during the last fiscal year. In Form N-CSR, you will find the Fund's annual and semi-annual financial statements. The Fund's most recent SAI, annual or semi-annual reports and certain other information are available free of charge by calling the Fund at (866) 363-9219, on the Fund's website at www.calamos.com or through your financial advisor. Shareholders may call the toll-free number above with any inquiries.

You may obtain this and other information regarding the Fund, including the SAI and Codes of Ethics adopted by the Adviser, Distributor and the Trust, directly from the SEC. Information on the SEC's website is free of charge. Visit the SEC's on-line EDGAR database at http://www.sec.gov. You may also request information regarding the Fund by sending a request (along with a duplication fee) to the SEC by sending an electronic request to publicinfo@sec.gov.

Calamos S&P 500® Structured Alt Protection ETF® — November

2020 Calamos Court
Naperville, IL 60563-2787
866.363.9219
www.calamos.com

SEC File
#811-22887

CPSNSTAPRO 112825

Fund Name	Ticker	Exchange
Calamos S&P 500® Structured Alt Protection ETF® — December	CPSD	NYSE Arca

Prospectus November 28, 2025

The fund listed above (the "Fund") is a series of the Calamos ETF Trust (the "Trust") and an exchange-traded fund ("ETF"). The Fund lists and principally trades its shares on the NYSE Arca, Inc. ("NYSE Arca" or the "Exchange").

The U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

As described in more detail in the Fund's summary, the Fund seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the SPDR® S&P 500® ETF Trust ("Underlying ETF") up to a predetermined upside cap (the "Cap"), while protecting against 100% of the Underlying ETF's losses (before fees and expenses), over a period of approximately one-year (the "Outcome Period").

•  Upside Cap: A pre-determined upside return Cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Outcome Period. The Cap is determined before fees and expenses. The Cap is expected to change at the beginning of each new Outcome Period.

•  Capital Protection: Represents downside protection target equal to 100% of losses (before fees and expenses) of the Underlying ETF, over the Outcome Period. There is no guarantee the Fund will be successful in providing the sought-after downside protection.

•  Outcome Period: The approximate one-year period over which the Fund seeks to produce the Capital Protected Target Outcome. The current Outcome Period is from December 1, 2024 through November 30, 2025. The Fund will not terminate after the conclusion of the Outcome Period. After the conclusion of the Outcome Period, another will begin.

•  Together, the Upside Cap, Capital Protection, and Outcome Period makeup the Capital Protected Target Outcome (alternatively, the "Target Outcome").

•  The Target Outcome may not be achieved, and investors may lose some or all of their money. The Fund is designed to achieve the Target Outcome only if an investor buys on the first day of the Outcome Period and holds the Fund until the end of the Outcome Period.

•  If investors buy or sell on a date other than the start or end date of the Outcome Period, their returns will be different and they may incur losses in excess of the Capital Protection level (i.e., losses exceeding 0%) and they may not experience gains up to the Cap.

•  Investors considering purchasing shares after the beginning of the Outcome Period or considering selling their shares prior to the end of the Outcome Period should visit the Fund's website at www.calamos.com for important information and considerations regarding the Fund's potential outcomes.

•  In periods of extreme market volatility, or during market disruption events, the Fund's ability to offset investor losses via the Capital Protection or provide a return up to the stated upside Cap may be impaired.

•  The Fund will not terminate upon reaching the end of an Outcome Period. Rather, the Fund will rebalance, entering into a new set of options positions, thereby establishing a new Outcome Period, with a new Cap, and reset Capital Protection.

•  The Fund has characteristics unlike many traditional investment products and may not be suitable for all investors. The Fund is only appropriate for shareholders willing to bear losses, including some or all of their investment.

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Calamos S&P 500® Structured Alt Protection ETF® — December

Investment Objective

Calamos S&P 500® Structured Alt Protection ETF® — December (the "Fund") seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the SPDR® S&P 500® ETF Trust ("Underlying ETF") up to a cap of 8.07% (the "Cap"), while protecting against 100% of negative price return of the Underlying ETF (before fees and expenses), for the period from December 1, 2024 through November 30, 2025.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund ("Fund Shares"). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.69%
Distribution and/or Service Fees (12b-1)	0.00%
Other Expenses	0.00%
Total Annual Operating Expenses	0.69%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, whether you sell or hold your Fund Shares, would be:

You would pay the following expenses whether you sell or hold your Fund Shares at the end of the period:

One Year	Three Years	Five Years	Ten Years
$70	$221	$384	$859

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund ("ETF") that is designed to provide investors with the opportunity to benefit from increases in the Underlying ETF's share price up to the stated cap over a specified period of time of approximately one-year (the "Outcome Period"), while providing protection against decreases in the Underlying ETF's share price over the same Outcome Period (before taking fees and expenses into account).

Under normal market conditions, the Fund invests substantially all of its assets in FLexible EXchange Options ("FLEX Options") that reference the price performance of the SPDR® S&P 500® ETF Trust (the "Underlying ETF"). FLEX Options are customized equity or index option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates.

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Calamos S&P 500® Structured Alt Protection ETF® — December

The Underlying ETF is an exchange-traded unit investment trust that uses a replication strategy, meaning it invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC ("PDR") serves as the Underlying ETF's sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the S&P 500® Index. The Fund's performance does not reflect the payment of dividends by the Underlying ETF. See "The Underlying ETF" for more information.

The returns an investor will receive from an investment in the Fund have characteristics that are distinct from many other investment vehicles, including the Underlying ETF. It is important that you understand these characteristics before making an investment in the Fund.

The Fund uses FLEX Options to employ a capital protected target outcome strategy. Target outcome strategies seek to produce pre-determined investment outcomes based upon the performance of an underlying security or index. The pre-determined outcomes sought by the Fund, which include capital protection to absorb 100% of losses (before fees and expenses) in the Underlying ETF (the "Capital Protection") and upside participation to a stated cap of 8.07% (before fees and expenses) (the "Cap"), are based on the price performance of the Underlying ETF over an Outcome Period.

The outcomes the Fund seeks for investors that hold Fund Shares for an entire Outcome Period are as follows, though there can be no guarantee these results will be achieved:

•  If the Underlying ETF appreciates over the Outcome Period, the combination of FLEX Options held by the Fund seeks to provide upside participation matching that of the Underlying ETF, up to a cap that is determined at the start of the Outcome Period.

•  If the Underlying ETF decreases over the Outcome Period, the combination of FLEX Options held by the Fund seeks to provide protection against 100% of Underlying ETF losses, prior to taking into account the Fund's fees and expenses.

The Fund does not seek to provide capital protection against 100% of losses (before fees and expenses) of the Underlying ETF as of any time other than the end of the Outcome Period.

For the Outcome Period beginning on December 1, 2024 through November 30, 2025, the Cap is 8.07% and the Capital Protection is 100%. When the Fund's fees and expenses are taken into account, the Cap is 7.38% and the Capital Protection is 99.31%. The Cap and Capital Protection will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee.

The current Outcome Period is from December 1, 2024 through November 30, 2025. The Fund will not terminate after the conclusion of the Outcome Period. After the conclusion of the Outcome Period, another will begin. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Outcome Period. This means that the Cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The capital protection will remain the same for each Outcome Period. The Capital Protection and Cap, and the Fund's value relative to each, should be considered before investing in the Fund. The Fund will be perpetually offered and not terminate after the current or any subsequent Outcome Period. Approximately one week prior to the end of an Outcome Period, the Fund's website will be updated to alert existing shareholders that the Outcome Period is approaching its conclusion and will disclose the anticipated Cap range for the next Outcome Period. See "Subsequent Outcome Periods" for more information.

Upon conclusion of the Outcome Period, the Fund will receive the cash value of all the FLEX Options it held for that Outcome Period. It will then invest in a new series of FLEX Options with an expiration date of approximately one year in the future, and a new Outcome Period will begin. Each FLEX Option's value is ultimately derived from the performance of the Underlying ETF's share price during that time. As the terms of the FLEX Options do not change during an Outcome Period, the outcomes, including the Cap and Capital Protection discussed below, will be measured to the Fund's net asset value ("NAV") on the first day of the Outcome Period.

The stated Cap and Capital Protection may only be realized by investors who continuously hold Fund Shares from the commencement of an Outcome Period until its conclusion. An investor who purchases Fund Shares other than on the first day of an Outcome Period and/or sells Fund Shares prior to the end of an Outcome Period may experience results that are very

CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® — DECEMBER
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Calamos S&P 500® Structured Alt Protection ETF® — December

different from the target outcomes sought by the Fund for that Outcome Period. While the Cap and Capital Protection provide the intended outcomes only for investors that hold their Fund Shares throughout the complete term of the Outcome Period, an investor can expect the value of their Fund Shares to generally move in the same direction as the Underlying ETF during the Outcome Period. If investors buy or sell on a date other than the start or end date of the Outcome Period, their returns will be different and they may incur losses in excess of the Capital Protection level (i.e., losses exceeding 0%) and they may not experience gains up to the Cap. See "Capital Protection and Cap" for more information.

The Fund's website, www.calamos.com, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Outcome Period, including the Fund's value relative to the Cap and Capital Protection. Before purchasing Fund Shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund Shares on a particular day and held through the end of the Outcome Period.

The Fund's investment objective is not a fundamental policy and therefore may be changed by the Board without shareholder approval.

The Fund seeks to generate returns that match the Underlying ETF, up to the Cap (discussed in detail below), while limiting downside losses. The hypothetical illustrations provided below are designed to illustrate the outcomes that the Fund seeks to provide for investors who hold Fund Shares for the entirety of the Outcome Period. The hypothetical examples set forth below do not represent the performance of the Fund and investors should not rely on the hypothetical examples shown below as an indication of the actual or future performance of the Fund. There is no guarantee that the Fund will be successful in its attempt to provide the target outcomes for an Outcome Period. The returns that the Fund seeks to provide do not include the costs associated with purchasing Fund Shares and certain expenses incurred by the Fund. In the payoff profile illustration, the dotted line represents the Underlying ETF's performance, and the solid line represents the return profile gross of fees and expenses sought by the Fund in relation to the Underlying ETF's indicated performance. The bar chart below represents the Fund's hypothetical intended return profile based upon the performance of the Underlying ETF.

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Calamos S&P 500® Structured Alt Protection ETF® — December

Explanation of diagram:

1.  Calamos S&P 500® Structured Alt Protection ETF® — December Participation Layer: The dotted grey line represents the first layer, which involves purchasing a near zero-strike (i.e., deep in-the-money) call on the reference asset, at a pre-determined strike to provide full participation to the price return of the underlying reference asset. In other words, the full price participation provided by this layer provides potential gains and losses that are tantamount to that of owning the underlying reference asset outright, except that this layer does not participate in the dividend yield of the underlying reference asset.

2.  Capital Protection Layer: The solid grey line represents the second layer, which involves purchasing an at-the-money put option, which produces protection equal to 100% of losses (before fees and expenses) of the price return of the reference asset, over the Outcome Period.

3.  Upside Participation Layer (the "Cap"): The solid black line illustrates the final layer, which involves selling an out-of-the-money call, thereby creating the upside cap. The strike price at which the call is sold is determined so that the combined net options purchase price is approximately equal to the underlying asset's current value. The cost of this layer is a credit equal to the price that would make the total package "no-cost" or fully financed.

The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act").

Capital Protection and Cap

The Fund seeks to provide capital protection to absorb 100% of losses (before fees and expenses) of the Underlying ETF at the end of each Outcome Period. When the Fund's management fees are taken into account, the Capital Protection level is reduced to 99.31%. The Capital Protection level will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. If the Fund is required to increase its holdings of cash during the Outcome Period to pay fees and expenses incurred by the Fund, the Capital Protection level may be further reduced. The Fund does not seek to provide capital protection against 100% of losses (before fees and expenses) of the Underlying ETF as of any time other than the end of the Outcome Period.

During the Outcome Period, there may be periods of significant disparity between the Fund's NAV and the Underlying ETF's price performance. As the Underlying ETF price and the Fund's NAV change over the Outcome Period, an investor acquiring Fund Shares after the start of the Outcome Period will likely have a different return potential than an investor who purchased Fund Shares at the start of the Outcome Period. This is because while the Cap and Capital Protection for the Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of an Outcome Period

CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® — DECEMBER
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Calamos S&P 500® Structured Alt Protection ETF® — December

and remain constant throughout the Outcome Period, an investor purchasing Fund Shares at market value during the Outcome Period likely purchased Fund Shares at a price that is different from the Fund's NAV at the start of the Outcome Period (i.e., the NAV that the Cap and Capital Protection reference). For example, if an investor purchases Fund Shares during an Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Outcome Period (the "Initial Fund Value"), that investor's Cap will essentially be decreased by the amount of the increase in the Underlying ETF's value, and the capital protection will not set in until the Fund's NAV returns to its Initial Fund Value (i.e., a shareholder must experience losses prior to gaining the protection offered by the Fund's Capital Protection because the Fund must first decrease in value to its Initial Fund Value for the Outcome Period before subsequent losses will be protected by the Capital Protection). Conversely, if an investor purchases Fund Shares during an Outcome Period at a time when the Underlying ETF has decreased in value, the Fund's NAV may dip below the Initial Fund Value. However, in this scenario, that investor's potential gain could be larger than the Fund's Cap for the Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Outcome Period through the date the investor purchased its Fund Shares plus any additional gains between the Initial Fund Value and the Cap. There is no guarantee that the Fund will recover such value or experience such gains. The Cap and capital protection relative to the Initial Fund Value, however, will not change over the Outcome Period.

While the Fund seeks to provide 100% protection against losses experienced by the Underlying ETF (before fees and expenses) for shareholders who hold Fund Shares for an entire Outcome Period, there is no guarantee it will successfully do so. If the Fund's NAV has increased significantly, a shareholder that purchases Fund Shares after the first day of an Outcome Period could lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear those losses. There is no guarantee the capital protection and cap will be successful and a shareholder investing at the beginning of an Outcome Period could also lose their entire investment.

The returns of the Fund are subject to a cap for each Outcome Period, calculated (before fees and expenses) at the beginning of each Outcome Period.. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return Cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Outcome Period. If the Underlying ETF experiences any percentage gains over the amount of the Cap, Fund shareholders will not experience those gains. Therefore, regardless of the price return of the Underlying ETF, the Cap (net of fees) is the maximum return an investor can achieve from an investment in the Fund for that Outcome Period. The Cap is set on the first day of each Outcome Period. The Cap is provided prior to taking into account annual Fund management fees of 0.69% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses (such as unexpected litigation) incurred by the Fund. The pre-determined Cap applicable to an Outcome Period will vary based on prevailing market conditions at the time that the Cap is set, including interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the FLEX Options.

The Cap level is a result of the design of the Fund's principal investment strategy. To provide the Capital Protected Target Outcome, the Fund purchases and sells a series of put and call FLEX Options on or around the last business day of the month prior to the beginning of an Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The Adviser will calculate the amount of premiums that the Fund will owe on the put options acquired to provide the Capital Protection and will then sell call FLEX Options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The Cap is the strike price of those FLEX Options the Fund is selling. The Cap, and the Fund's value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund Shares during an Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Outcome Period to a level near the Cap, an investor purchasing Fund Shares will have limited to no gain potential for the remainder of the Outcome Period (because the investor's potential gain will be limited to the difference between the Fund's NAV on the date the investor purchased the Fund Shares and the Cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which it purchased its Fund Shares and the Initial Fund Value for the Outcome Period before subsequent losses will be protected by the Capital Protection. If an

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Calamos S&P 500® Structured Alt Protection ETF® — December

investor buys Fund Shares when the price exceeds the Cap, an investor selling their shares at the end of the Outcome Period will not experience any gain regardless of the price return of the Underlying ETF.

There is no guarantee that the Fund will be successful in providing these investment outcomes for any Outcome Period, and an investor may experience returns on the Fund significantly below the Cap.

In periods of extreme market volatility or during market disruption events, the Fund's ability to offset investor losses through the use of the FLEX Options to achieve the stated Capital Protection, or provide a return up to the stated upside Cap may be impaired, resulting in an upside limit significantly below the Cap and downside protection significantly lower than full capital protection (i.e., losses greater than 0%), because the Fund may not be able to trade or exercise existing FLEX Options, or may not receive timely payment from its counterparties. An investor may lose their entire investment and an investment in the Fund is only appropriate for investors willing to bear those losses.

For each Outcome Period, the Fund will invest in both purchased and written put and call FLEX Options that reference the Underlying ETF. Because the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options impact the correlation between the Fund's NAV and the price of the Underlying ETF.

General Information about FLEX Options

FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation ("OCC"). The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the "buyer for every seller and the seller for every buyer," with the goal of protecting clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events, as more fully described in the Fund's Statement of Additional Information. Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and subject to the risk that the OCC may fail to perform the settlement of the FLEX Options due to bankruptcy or other adverse reasons. The FLEX Options that the Fund will hold that reference the Underlying ETF will give the Fund the right or the obligation to either receive or deliver shares of the Underlying ETF, or the right or the obligation to either receive or deliver a cash payment on the option expiration date based upon the difference between the Underlying ETF's value and a strike price, depending on whether the option is a put or call option and whether the Fund purchases or sells the option. The FLEX Options held by the Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date. The Fund will generally, under normal conditions, hold FLEX Options for each Outcome Period. The Fund will purchase call options (giving the Fund the right to receive shares of the Underlying ETF or a cash payment) and put options (giving the Fund the right to deliver shares of the Underlying ETF or a cash payment), while simultaneously selling (i.e., writing) call options (giving the Fund the obligation to deliver shares of the Underlying ETF or a cash payment). The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the Fund expects the FLEX Options to be fully covered and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchanges on which the FLEX Options are listed do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts but may charge transaction fees. Each of the FLEX Options purchased and sold throughout the Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Outcome Period. On the Flex Options expiration date, the Fund intends to sell the Flex Options prior to their expiration or cash-settle the Flex Options and use the resulting proceeds to purchase new Flex Options for the next Outcome Period.

The Underlying ETF

The Underlying ETF is an exchange-traded unit investment trust that uses a replication strategy, meaning it invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC ("PDR") serves as the Underlying ETF's sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the S&P 500® Index (the "Index"). See below for a description of the Underlying ETF's principal investment strategies and risks. You can find the Underlying ETF's prospectus and other information

CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® — DECEMBER
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Calamos S&P 500® Structured Alt Protection ETF® — December

about the ETF, including the statement of additional information and most recent reports to shareholders, online at https://www.ssga.com/us/en/intermediary/etfs/spdr-sp-500-etf-trust-spy.

The summary information below regarding the Underlying ETF comes from its filings with the SEC. You are urged to refer to the SEC filings made by the Underlying ETF and to other publicly available information (e.g., the ETF's annual reports) to obtain an understanding of the ETF's business and financial prospects. The following description of the Underlying ETF's principal investment strategies was taken directly from the Underlying ETF's prospectus, dated January 27, 2025 ("SPY" refers to the Underlying ETF; other defined terms have been modified).

"SPY seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index (the "Portfolio"), with the weight of each stock in SPY's Portfolio substantially corresponding to the weight of such stock in the Index. In SPY's prospectus, the term "Portfolio Securities" refers to the common stocks that are actually held by SPY and make up SPY's Portfolio, while the term "Index Securities" refers to the common stocks that are included in the Index, as determined by the index provider, S&P Dow Jones Indices LLC ("S&P"). At any time, SPY's Portfolio will consist of as many of the Index Securities as is practicable. To maintain the correspondence between the composition and weightings of Portfolio Securities and Index Securities, State Street Global Advisors Trust Company (the "Trustee") or its parent company, State Street Bank and Trust Company ("SSBT") adjusts SPY's Portfolio from time to time to conform to periodic changes made by S&P to the identity and/or relative weightings of Index Securities in the Index. SPY's Trustee or SSBT aggregates certain of these adjustments and makes changes to SPY's Portfolio at least monthly, or more frequently in the case of significant changes to the Index. SPY may pay transaction costs, such as brokerage commissions, when it buys and sells securities (or "turns over" its Portfolio). Such transaction costs may be higher if there are significant rebalancings of Index Securities in the Index, which may also result in higher taxes when SPY's units are held in a taxable account. These costs, which are not reflected in SPY's estimated annual Trust ordinary operating expenses, affect SPY's performance. During the most recent fiscal year, SPY's portfolio turnover rate was 3% of the average value of its portfolio. SPY's portfolio turnover rate does not include securities received or delivered from processing creations or redemptions of SPY's units. Portfolio turnover will be a function of changes to the Index as well as requirements of SPY's trust agreement. ... Although SPY may fail to own certain Index Securities at any particular time, SPY generally will be substantially invested in Index Securities, which should result in a close correspondence between the performance of the Index and the performance of SPY. ... SPY does not hold or trade futures or swaps and is not a commodity pool. The Index includes five hundred (500) selected companies, all of which are listed on national stock exchanges and spans a broad range of major industries. ... Since 1968, the Index has been a component of the U.S. Commerce Department's list of Leading Indicators that track key sectors of the U.S. economy. Current information regarding the market value of the Index is available from market information services. The Index is determined, comprised and calculated without regard to SPY."

As of November 11, 2025, the Underlying ETF had significant investments in information technology companies.

Subsequent Outcome Periods

The Fund will alert existing shareholders to the new Cap at the beginning of each new Outcome Period in the following manner:

1.  Approximately one week prior to the end of the current Outcome Period, the Fund will make a sticker filing that will alert existing shareholders that the Outcome Period is approaching its conclusion and disclose the anticipated Cap range for the next Outcome Period. This filing will be mailed to existing shareholders.

2.  Following the close of business on the last day of the Outcome Period, the Fund will make a sticker filing that discloses the Fund's Cap for the next Outcome Period. This filing will be mailed to existing shareholders.

3.  On the first day of the new Outcome Period, the Fund will file a full prospectus that incorporates the sticker filing from the previous evening which replaces the Caps/dates associated with the previous Outcome Period with the Caps/dates associated with the new Outcome Period. Correspondingly, the Fund will file a revised summary prospectus that reflects such changes.

The information referenced above will also be available on the Fund's website at www.calamos.com.

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Calamos S&P 500® Structured Alt Protection ETF® — December

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. You should not consider investing in the Fund if your investment objective differs from the Fund's investment objective or if you are not willing to accept the principal risks associated with an investment in the Fund. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a "principal risk" of investing in the Fund, regardless of the order in which it appears. The principal risks of investing in the Fund include:

•  Authorized Participant Concentration Risk — Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs, such as the Fund, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

•  Cap Change Risk — A new Cap is established at the beginning of each Outcome Period and is dependent on prevailing market conditions at the time the Cap is established. As such, the Cap may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods. Investors should monitor the changes in the Cap for each Outcome Period, information for which will be made available pursuant to the procedure outlined in the Fund's prospectus.

•  Capital Protection Risk — There can be no guarantee that the Fund will be successful in its strategy to provide protection against 100% of Underlying ETF losses if the Underlying ETF's share price decreases over the duration of the Outcome Period. The Fund's strategy seeks to deliver returns that match those of the Underlying ETF (up to the Cap), while limiting downside losses, if Fund Shares are held at the time at which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Fund Shares after the FLEX Options were entered into or sells Fund Shares prior to the expiration of the FLEX Options, the Capital Protection that the Fund seeks to provide may not be available. If the Outcome Period has begun and the Underlying ETF has increased in value, the Capital Protection will not protect any decreases in the value of the Underlying ETF to the extent of such appreciation, and therefore an investor may experience losses from this appreciated value until the Fund reaches its original NAV from the commencement of the Outcome Period. Similarly, if an investor purchases Fund Shares after the commencement of the Outcome period and the Underlying ETF has increased in value, an investor purchasing Shares at that point will not benefit from the Capital Protection until the Underlying ETF's value decreases to its original value at the commencement of the Outcome Period. Accordingly, such investor will not receive the protection that the Fund seeks to provide until the Fund experiences losses that return it to its value at the commencement of the Outcome Period. If the FLEX Options (and therefore the Capital Protection) do not perform as expected, an investor may experience significant losses on its investment, including the loss of its entire investment.

•  Capped Upside Risk — The Fund's strategy seeks to provide returns that are subject to the Cap. In the event that the Underlying ETF experiences gains in excess of the Cap for the Outcome Period, the Fund will not participate in, and will underperform the Underlying ETF to the extent of, those gains beyond the Cap. The Fund's strategy seeks to deliver returns that match those of the Underlying ETF (up to the Cap), while protecting against the entirety of downside losses of the Underlying ETF, if Fund Shares are held at the time at which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Fund Shares after the FLEX Options were entered into, there may be little or no ability for that investor to experience an investment gain on their Fund Shares (and such investor may be subjected to potential losses between that Fund Share price and the Fund's

CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® — DECEMBER
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Calamos S&P 500® Structured Alt Protection ETF® — December

NAV at the commencement of the Outcome Period). Further, because the FLEX Options are designed to produce returns that match the price return of the Underlying ETF (subject to the Cap) on the last day of the Outcome Period, if an investor sells Fund Shares prior to the expiration date of the FLEX Options such investor may sell at a point where the Fund's performance does not match the performance of the Underlying ETF over the Outcome Period, and therefore may sell at a point where the Fund has underperformed the Underlying ETF.

•  Cash Holdings Risk — To the extent the Fund holds cash positions, the Fund risks achieving lower returns and potential lost opportunities to participate in market appreciation which could negatively impact the Fund's performance and ability to achieve its investment objective.

•  Clearing Member Default Risk — Transactions in some types of derivatives, including FLEX Options, are required to be centrally cleared ("cleared derivatives"). In a transaction involving cleared derivatives, the Fund's counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house ("clearing members") can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member's individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its FLEX Options may, in certain circumstances, be used to satisfy losses of other clients of the Fund's clearing member. In addition, although clearing members guarantee performance of their clients' obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member's bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund's behalf, which heightens the risks associated with a clearing member's default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund's ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund's behalf, the Fund may be unable to effectively implement its investment strategy.

•  Correlation Risk — The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods, consistent with the Fund's valuation policy. Because a component of the FLEX option's value will be affected by, among other things, changes in the Underlying ETF's share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF's share price and the remaining time until the FLEX Options expire, the value of the Fund's FLEX Options positions is not anticipated to increase or decrease at the same rate as the Underlying ETF's share price, and it is possible they may move in different directions, and as a result, the Fund's NAV may not increase or decrease at the same rate as the Underlying ETF's share price. The Fund's strategy is designed to produce the outcomes upon the expiration of the FLEX Options on the last business day of the Outcome Period, and it should not be expected that the outcomes will be provided at any point other than the end of the Outcome Period.

•  Costs of Buying and Selling Fund Shares — Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

•  Derivatives Risk — Derivatives are instruments, such as options, futures and forward foreign currency contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. In addition, derivative instruments are subject to counterparty risk, meaning that the party with whom the Fund enters into a derivative transaction may experience a significant credit event and/or may be

PROSPECTUS | November 28, 2025
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Calamos S&P 500® Structured Alt Protection ETF® — December

unwilling or unable to make timely settlement payments or otherwise honor its obligations. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.

•  Equity Securities Risk — The securities markets are volatile, and the market prices of the Underlying ETF's securities may decline generally. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. If the market prices of the securities owned by the Underlying ETF fall, the value of your investment in the Fund will decline.

•  FLEX Options Risk — The Fund may invest in FLEX Options issued and guaranteed for settlement by The Options Clearing Corporation ("OCC"). FLEX Options are customized option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be illiquid, and in such cases, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options and changing volatility levels of the reference asset. In connection with the creation and redemption of Fund Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Fund at prices that reflect the market price of the Fund Shares, the Fund's NAV and, in turn the share price of the Fund, could be negatively impacted. The Fund may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless.

•  Investment Timing Risk — An investor who purchases Fund Shares other than on the first day of the options package and/or sells Fund Shares before the options package expires may not experience the 100% downside protection or upside participation in the Underlying ETF. The Fund's downside protection and upside participation of the Underlying ETF may only be available for investors who hold Fund Shares throughout the complete term of the options package. An investor can expect their Fund Shares to move generally in the same direction as the Underlying ETF during the one-year options package. However, Fund Shares may not experience the same price movement as the price movement of the Underlying ETF. During the duration of the option package, there may be periods of significant disparity between the Fund's NAV and the Underlying ETF's price performance. For example, if an investor purchases Fund Shares during an options package period at a time when the Underlying ETF's share price has increased from its price at the beginning of the options package period, the investor may not be 100% protected against Underlying ETF downside losses. In addition, if an investor purchases Fund Shares during an options package period at a time when the Underlying ETF's share price has increased from its price at the beginning of the options package period, that investor's cap will essentially be decreased from the stated Cap by the amount of the increase in the Underlying ETF's value.

•  Large-Capitalization Investing Risk — Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks. In addition, larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer preferences. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•  Liquidity Risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® — DECEMBER
10

Calamos S&P 500® Structured Alt Protection ETF® — December

•  Liquidity Risk — FLEX Options — In the event that trading in the underlying FLEX Options is limited or absent, the value of the Fund's FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities, including certain non-customized option contracts. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. Additionally, the liquidation of a large number of FLEX Options may more significantly impact the price in a less liquid market. Further, the Fund requires a sufficient number of participants to facilitate the purchase and sale of options on an exchange to provide liquidity to the Fund for its FLEX Option positions. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

•  Market Maker Risk — If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund's net asset value and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of the Fund Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund's portfolio securities and the Fund's market price. This reduced effectiveness could result in Fund Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Fund Shares.

•  Market Risk — The risk that the securities markets will increase or decrease in value is considered market risk and applies to any security. If there is a general decline in the stock or fixed-income market, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests.

•  New Fund Risk — The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

•  Non-Diversification Risk — The Fund is classified as "non-diversified" under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code").

•  Options Risk — The Fund's ability to close out its position as a purchaser or seller of an over-the-counter or exchange-listed put or call option is dependent, in part, upon the liquidity of the options market. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Fund's ability to utilize options successfully will depend on the ability of the Fund's investment adviser to predict pertinent market movements, which cannot be assured. The Fund may also purchase or write over-the-counter put or call options, which involves risks different from, and possibly greater than, the risks associated with exchange-listed put or call options. Over-the-counter put or call options may expose the Fund to the risk that a counterparty may be unable or unwilling to perform according to a contract, and that any deterioration in a counterparty's creditworthiness could adversely affect the instrument. In addition, the Fund may be exposed to a risk that losses may exceed the amount originally invested.

•  Premium-Discount Risk — Fund Shares may trade above or below their NAV. The market prices of Fund Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Fund Shares on the Exchange. The trading price of Fund Shares may deviate significantly from NAV during periods of market volatility.

•  Secondary Market Trading Risk — Investors buying or selling Fund Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund Shares. Although the Fund Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Fund Shares on the Exchange may be halted.

•  Sector Risk — To the extent the Underlying ETF invests a significant portion of its assets in a particular sector, a greater portion of the Fund's performance may be affected by the general business and economic conditions affecting that sector. Each sector may share economic risk with the broader market, however there may be economic risks specific to

PROSPECTUS | November 28, 2025
11

Calamos S&P 500® Structured Alt Protection ETF® — December

each sector. As a result, returns from those sectors may trail returns from the overall stock market, and it is possible that the Underlying ETF may underperform the broader market.

•  Tax Risk — The Fund intends to elect and to qualify each year to be treated as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The federal income tax treatment of the securities in which the Fund may invest, including the Fund's option strategy, may not be clear or may be subject to recharacterization by the Internal Revenue Service. It could be more difficult to comply with the tax requirements applicable to RICs if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the Internal Revenue Service. Any such failure to comply with the rules applicable to RICs could cause the Fund to fail to qualify as such. To qualify and maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published Internal Revenue Service guidance or case law on how to determine the "issuer" of certain derivatives that the Fund will enter into. Based upon the language in the legislative history, the Fund intends to treat the issuer of an equity option as the referenced asset and to treat any income it may derive from an equity option as "qualifying income" under the provisions of the Code applicable to RICs. In the case of FLEX Options, assuming the referenced asset qualifies as a RIC, treating the issuer as the referenced asset would allow the Fund to count the FLEX Options as automatically diversified investments under the RIC diversification requirements. If the income is not qualifying income or the issuer of equity options, including FLEX Options, is not appropriately the referenced asset, the Fund may not qualify, or may be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund's taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

The Fund's investments in offsetting positions with respect to the Underlying ETF may affect the character of gains or losses realized by the Fund under the Code's "straddle" rules and may increase the amount of short-term capital gain realized by the Fund. Certain options the Fund holds may not qualify as "Section 1256 contracts" under Section 1256 of the Code, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

Offsetting FLEX Options are held by a single person, the IRS may take the position that the FLEX Options, viewed together, should be treated as a single debt instrument for federal tax purposes. The result of such a position would be that the Fund would fail the RIC diversification tests, causing the RIC to be taxed as a C corporation, unless certain cure rights based upon reasonable cause may apply. The Fund has obtained an opinion of tax counsel that the FLEX Options should not be collapsed into a single instrument. However, such an opinion is not binding upon the IRS or the courts.

•  Trading Issues Risk — Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange's "circuit breaker" rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund's assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.

•  Underlying ETF Risk — The Fund invests in FLEX Options that reference an ETF, which subjects the Fund to certain of the risks of owning shares of an ETF as well as the types of instruments in which the Underlying ETF invests. The value of an ETF will fluctuate over time based on fluctuations in the values of the securities held by the ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. In addition, ETFs are subject to absence of an active market risk, premium/discount risk, tracking error risk and trading issues risk. Brokerage, tax and other expenses may negatively impact the performance of the Underlying ETF and, in turn, the value of the Fund's shares. An ETF that tracks an index may not exactly match the performance of the index due to cash drag, differences between the portfolio of the ETF and the components of the index, expenses and other factors.

CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® — DECEMBER
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Calamos S&P 500® Structured Alt Protection ETF® — December

•  Valuation Risk — During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options may become more difficult. In market environments where there is reduced availability of reliable objective pricing data, the judgment of the Fund's investment adviser in determining the fair value of the security may play a greater role. While such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.

Fund Performance

The Fund commenced operations on December 2, 2024, and thus does not yet have annual returns for a full calendar year. Accordingly, performance data is not included. Performance information is available at no cost by visiting www.calamos.com. Past performance (before and after taxes) is not an indication of future performance.

Investment Adviser

Calamos Advisors LLC ("Calamos Advisors" or the "Adviser")

Portfolio Managers

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH ADVISER
David O'Donohue	Since December 2024	SVP, Sr. Co-Portfolio Manager
Jimmy Young	Since December 2024	SVP, Co-Portfolio Manager
Eli Pars	Since December 2024	SVP, Sr. Co-Portfolio Manager
Jason Hill	Since December 2024	SVP, Sr. Co-Portfolio Manager
Anthony Vecchiolla	Since December 2024	VP, Co-Portfolio Manager
Jordan Rosenfeld	Since November 2025	VP, Co-Portfolio Manager

PROSPECTUS | November 28, 2025
13

Other Important Information Regarding Fund Shares

Portfolio Holdings. The Fund's portfolio holdings are disclosed on its website daily after the close of trading on the Exchange and prior to the opening of trading on the Exchange the following day. A description of the Fund's policies and procedures with respect to the disclosure of such Fund's portfolio holdings is available in the Fund's Statement of Additional Information ("SAI").

Premium/Discount Information. Information about the premiums and discounts at which the Fund's Shares have traded will be available at www.calamos.com.

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as "Creation Units." Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at net asset value ("NAV"), Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the "bid-ask spread"). Recent information regarding the Fund's NAV, market price, premiums and discounts, and bid-ask spreads is available at https://www.calamos.com/.

Tax Information

Net investment income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute net investment income and capital gains, if any, at least annually.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), such Fund and its related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® — DECEMBER
14

Additional Information About Investment Strategies and Related Risks

The Fund's investment objective and each of the policies described herein are non-fundamental policies that may be changed by the Board of Trustees of the Trust (the "Board") without shareholder approval. The Fund may liquidate and terminate at any time without shareholder approval.

What are the investment objectives and principal strategies for the Fund?

The Fund is an actively managed exchange-traded fund ("ETF") that is designed to provide investors with the opportunity to benefit from increases in the Underlying ETF's share price up to the stated cap over a specified period of time of approximately one-year (the "Outcome Period"), while providing protection against decreases in the Underlying ETF's share price over the same Outcome Period (before taking fees and expenses into account).

Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange Options ("FLEX Options") that reference the price performance of the SPDR® S&P 500® ETF Trust (the "Underlying ETF"). FLEX Options are customized equity or index option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates.

The Underlying ETF is an exchange-traded unit investment trust that uses a replication strategy, meaning it invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC ("PDR") serves as the Underlying ETF's sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the S&P 500® Index. The Fund's performance does not reflect the payment of dividends by the Underlying ETF. See "The Underlying ETF" for more information.

The returns an investor will receive from an investment in the Fund have characteristics that are distinct from many other investment vehicles, including the Underlying ETF. It is important that you understand these characteristics before making an investment in the Fund.

The Fund uses FLEX Options to employ a capital protected target outcome strategy. Target outcome strategies seek to produce pre-determined investment outcomes based upon the performance of an underlying security or index. The pre-determined outcomes sought by the Fund, which include capital protection to absorb 100% of losses (before fees and expenses) in the Underlying ETF (the "Capital Protection") and upside participation to a stated cap of 8.07% (before fees and expenses) (the "Cap"), are based on the price performance of the Underlying ETF over an approximate one-year period (the "Outcome Period").

The outcomes the Fund seeks for investors that hold Fund Shares for an entire Outcome Period are as follows, though there can be no guarantee these results will be achieved:

•  If the Underlying ETF appreciates over the Outcome Period, the combination of FLEX Options held by the Fund seeks to provide upside participation matching that of the Underlying ETF, up to a Cap that is determined at the start of the Outcome Period.

•  If the Underlying ETF decreases over the Outcome Period, the combination of FLEX Options held by the Fund seeks to provide protection against 100% of Underlying ETF losses, prior to taking into account the Fund's fees and expenses.

The Fund does not seek to provide capital protection against 100% of losses (before fees and expenses) of the Underlying ETF as of any time other than the end of the Outcome Period.

For the Outcome Period beginning on December 1, 2024 through November 30, 2025, the Cap is 8.07% and the Capital Protection is 100%. When the Fund's fees and expenses are taken into account, the Cap is 7.38% and the Capital Protection is 99.31%. The Cap and Capital Protection will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee.

The current Outcome Period is from December 1, 2024 through November 30, 2025. The Fund will not terminate after the conclusion of the Outcome Period. After the conclusion of the Outcome Period, another will begin. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the

PROSPECTUS | November 28, 2025
15

Additional Information About Investment Strategies and Related Risks

new Outcome Period. This means that the Cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The capital protection will remain the same for each Outcome Period. The Capital Protection and Cap, and the Fund's value relative to each, should be considered before investing in the Fund. The Fund will be perpetually offered and not terminate after the current or any subsequent Outcome Period. Approximately one week prior to the end of an Outcome Period, the Fund's website will be updated to alert existing shareholders that the Outcome Period is approaching its conclusion and will disclose the anticipated Cap range for the next Outcome Period. See "Subsequent Outcome Periods" for more information.

Upon conclusion of the Outcome Period, the Fund will receive the cash value of all the FLEX Options it held for that Outcome Period. It will then invest in a new series of FLEX Options with an expiration date of approximately one year in the future, and a new Outcome Period will begin. Each FLEX Option's value is ultimately derived from the performance of the Underlying ETF's share price during that time. As the terms of the FLEX Options do not change during an Outcome Period, the outcomes, including the Cap and 100% Capital Protection discussed below, will be measured to the Fund's net asset value ("NAV") on the first day of the Outcome Period.

The stated Cap and Capital Protection may only be realized by investors who continuously hold Fund Shares from the commencement of an Outcome Period until its conclusion. An investor who purchases Fund Shares other than on the first day of an Outcome Period and/or sells Fund Shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. While the Cap and Capital Protection provide the intended outcomes only for investors that hold their Fund Shares throughout the complete term of the Outcome Period, an investor can expect the value of their Fund Shares to generally move in the same direction as the Underlying ETF during the Outcome Period. If investors buy or sell on a date other than the start or end date of the Outcome Period, their returns will be different and they may incur losses in excess of the Capital Protection level (i.e., losses exceeding 0%) and they may not experience gains up to the Cap. See "Capital Protection and Cap" for more information.

The Fund's website, www.calamos.com, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Outcome Period, including the Fund's value relative to the Cap and Capital Protection. Before purchasing Fund Shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund Shares on a particular day and held through the end of the Outcome Period.

The Fund's investment objective is not a fundamental policy and therefore may be changed by the Board without shareholder approval.

The Fund seeks to generate returns that match the Underlying ETF, up to the Cap (discussed in detail below), while limiting downside losses. The hypothetical illustrations provided below are designed to illustrate the outcomes that the Fund seeks to provide for investors who hold Fund Shares for the entirety of the Outcome Period. The hypothetical examples set forth below do not represent the performance of the Fund and investors should not rely on the hypothetical examples shown below as an indication of the actual or future performance of the Fund. There is no guarantee that the Fund will be successful in its attempt to provide the target outcomes for an Outcome Period. The returns that the Fund seeks to provide do not include the costs associated with purchasing Fund Shares and certain expenses incurred by the Fund. In the payoff profile illustration, the dotted line represents the Underlying ETF's performance, and the solid line represents the return profile gross of fees and expenses sought by the Fund in relation to the Underlying ETF's indicated performance. The bar chart below represents the Fund's hypothetical intended return profile based upon the performance of the Underlying ETF.

CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® — DECEMBER
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Additional Information About Investment Strategies and Related Risks

Explanation of diagram:

1.  Calamos S&P 500® Structured Alt Protection ETF® — December Participation Layer: The dotted grey line represents the first layer, which involves purchasing a near zero-strike (i.e., deep in-the-money) call on the reference asset, at a pre-determined strike to provide full participation to the price return of the underlying reference asset. In other words, the full price participation provided by this layer provides potential gains and losses that are tantamount to that of owning the underlying reference asset outright, except that this layer does not participate in the dividend yield of the underlying reference asset.

2.  Capital Protection Layer: The solid grey line represents the second layer, which involves purchasing an at-the-money put option, which produces protection equal to 100% of losses (before fees and expenses) of the price return of the reference asset, over the Outcome Period.

3.  Upside Participation Layer (the "Cap"): The solid black line illustrates the final layer, which involves selling an out-of-the-money call, thereby creating the upside cap. The strike price at which the call is sold is determined so that the combined net options purchase price is approximately equal to the underlying asset's current value. The cost of this layer is a credit equal to the price that would make the total package "no-cost" or fully financed.

PROSPECTUS | November 28, 2025
17

Additional Information About Investment Strategies and Related Risks

The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act").

Capital Protection and Cap

The Fund seeks to provide capital protection to absorb 100% of losses (before fees and expenses) of the Underlying ETF at the end of each Outcome Period. When the Fund's management fees are taken into account, the Capital Protection level is reduced to 99.31%. The Capital Protection level will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. If the Fund is required to increase its holdings of cash during the Outcome Period to pay fees and expenses incurred by the Fund, the Capital Protection level may be further reduced. The Fund does not seek to provide capital protection against 100% of losses (before fees and expenses) of the Underlying ETF as of any time other than the end of the Outcome Period.

During the Outcome Period, there may be periods of significant disparity between the Fund's NAV and the Underlying ETF's price performance. As the Underlying ETF price and the Fund's Net Asset Value ("NAV") change over the Outcome Period, an investor acquiring Fund Shares after the start of the Outcome Period will likely have a different return potential than an investor who purchased Fund Shares at the start of the Outcome Period. This is because while the Cap and Capital Protection for the Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of an Outcome Period and remain constant throughout the Outcome Period, an investor purchasing Fund Shares at market value during the Outcome Period likely purchased Fund Shares at a price that is different from the Fund's NAV at the start of the Outcome Period (i.e., the NAV that the Cap and Capital Protection reference). For example, if an investor purchases Fund Shares during an Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Outcome Period (the "Initial Fund Value"), that investor's Cap will essentially be decreased by the amount of the increase in the Underlying ETF's value, and the capital protection will not set in until the Fund's NAV returns to its Initial Fund Value (i.e., a shareholder must experience losses prior to gaining the protection offered by the Fund's Capital Protection because the Fund must first decrease in value to its Initial Fund Value for the Outcome Period before subsequent losses will be protected by the Capital Protection). Conversely, if an investor purchases Fund Shares during an Outcome Period at a time when the Underlying ETF has decreased in value, the Fund's NAV may dip below the Initial Fund Value. However, in this scenario, that investor's potential gain could be larger than the Fund's Cap for the Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Outcome Period through the date the investor purchased its Fund Shares plus any additional gains between the Initial Fund Value and the Cap. There is no guarantee that the Fund will recover such value or experience such gains. The Cap and capital protection relative to the Initial Fund Value, however, will not change over the Outcome Period.

CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® — DECEMBER
18

Additional Information About Investment Strategies and Related Risks

While the Fund seeks to provide 100% protection against losses experienced by the Underlying ETF (before fees and expenses) for shareholders who hold Fund Shares for an entire Outcome Period, there is no guarantee it will successfully do so. If the Fund's NAV has increased significantly, a shareholder that purchases Fund Shares after the first day of an Outcome Period could lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear those losses. There is no guarantee the capital protection and cap will be successful and a shareholder investing at the beginning of an Outcome Period could also lose their entire investment.

The returns of the Fund are subject to a cap for each Outcome Period, calculated (before fees and expenses) at the beginning of each Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return Cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Outcome Period. If the Underlying ETF experiences any percentage gains over the amount of the Cap, Fund shareholders will not experience those gains. Therefore, regardless of the price return of the Underlying ETF, the Cap (net of fees) is the maximum return an investor can achieve from an investment in the Fund for that Outcome Period. The Cap is set on the first day of each Outcome Period. The Cap is provided prior to taking into account annual Fund management fees of 0.69% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses (such as unexpected litigation) incurred by the Fund. The pre-determined Cap applicable to an Outcome Period will vary based on prevailing market conditions at the time that the Cap is set, including interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the FLEX Options.

The Cap level is a result of the design of the Fund's principal investment strategy. To provide the Capital Protected Target Outcome, the Fund purchases and sells a series of put and call FLEX Options on or around the last business day of the month prior to the beginning of an Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The Adviser will calculate the amount of premiums that the Fund will owe on the put options acquired to provide the Capital Protection and will then sell call FLEX Options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The Cap is the strike price of those FLEX Options the Fund is selling. The Cap, and the Fund's value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund Shares during an Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Outcome Period to a level near the Cap, an investor purchasing Fund Shares will have limited to no gain potential for the remainder of the Outcome Period (because the investor's potential gain will be limited to the difference between the Fund's NAV on the date the investor purchased the Fund Shares and the Cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which it purchased its Fund Shares and the Initial Fund Value for the Outcome Period before subsequent losses will be protected by the Capital Protection. If an investor buys Fund Shares when the price exceeds the Cap, an investor selling their shares at the end of the Outcome Period will not experience any gain regardless of the price return of the Underlying ETF. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Outcome Period, and an investor may experience returns on the Fund significantly below the Cap.

In periods of extreme market volatility or during market disruption events, the Fund's ability to offset investor losses through the use of the FLEX Options to achieve the stated Capital Protection, or provide a return up to the stated upside Cap may be impaired, resulting in an upside limit significantly below the Cap and downside protection significantly lower than full capital protection (i.e., losses greater than 0%), because the Fund may not be able to trade or exercise existing FLEX Options, or may not receive timely payment from its counterparties. An investor may lose their entire investment and an investment in the Fund is only appropriate for investors willing to bear those losses.

For each Outcome Period, the Fund will invest in both purchased and written put and call FLEX Options that reference the Underlying ETF. Because the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options impact the correlation between the Fund's NAV and the price of the Underlying ETF.

PROSPECTUS | November 28, 2025
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Additional Information About Investment Strategies and Related Risks

General Information about FLEX Options

FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation ("OCC"). The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the "buyer for every seller and the seller for every buyer," with the goal of protecting clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events, as more fully described in the Fund's Statement of Additional Information. Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and subject to the risk that the OCC may fail to perform the settlement of the FLEX Options due to bankruptcy or other adverse reasons. The FLEX Options that the Fund will hold that reference the Underlying ETF will give the Fund the right or the obligation to either receive or deliver shares of the Underlying ETF, or the right or the obligation to either receive or deliver a cash payment on the option expiration date based upon the difference between the Underlying ETF's value and a strike price, depending on whether the option is a put or call option and whether the Fund purchases or sells the option. The FLEX Options held by the Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date. The Fund will generally, under normal conditions, hold FLEX Options for each Outcome Period. The Fund will purchase call options (giving the Fund the right to receive shares of the Underlying ETF or a cash payment) and put options (giving the Fund the right to deliver shares of the Underlying ETF or a cash payment), while simultaneously selling (i.e., writing) call options (giving the Fund the obligation to deliver shares of the Underlying ETF or a cash payment). The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the Fund expects the FLEX Options to be fully covered and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchanges on which the FLEX Options are listed do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts but may charge transaction fees. Each of the FLEX Options purchased and sold throughout the Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Outcome Period. On the Flex Options expiration date, the Fund intends to sell the Flex Options prior to their expiration or cash-settle the Flex Options and use the resulting proceeds to purchase new Flex Options for the next Outcome Period.

The Underlying ETF

The Underlying ETF is an exchange-traded unit investment trust that uses a replication strategy, meaning it invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC ("PDR") serves as the Underlying ETF's sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the S&P 500® Index (the "Index"). See below for a description of the Underlying ETF's principal investment strategies and risks. You can find the Underlying ETF's prospectus and other information about the ETF, including the statement of additional information and most recent reports to shareholders, online at https://us.spdrs.com/en/etf/spdr-sp-500-etf-SPY.

The summary information below regarding the Underlying ETF comes from its filings with the SEC. You are urged to refer to the SEC filings made by the Underlying ETF and to other publicly available information (e.g., the ETF's annual reports) to obtain an understanding of the ETF's business and financial prospects. The following description of the Underlying ETF's principal investment strategies was taken directly from the Underlying ETF's prospectus, dated January 27, 2025 ("SPY" refers to the Underlying ETF; other defined terms have been modified).

"SPY seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index (the "Portfolio"), with the weight of each stock in SPY's Portfolio substantially corresponding to the weight of such stock in the Index. In SPY's prospectus, the term "Portfolio Securities" refers to the common stocks that are actually held by SPY and make up SPY's Portfolio, while the term "Index Securities" refers to the common stocks that are included in the Index, as determined by the index provider, S&P Dow Jones Indices LLC ("S&P"). At any time, SPY's Portfolio will consist of as many of the Index Securities as is practicable. To maintain the correspondence between the composition and weightings of Portfolio Securities and Index Securities, State Street Global Advisors Trust Company (the "Trustee") or its parent company, State Street Bank and Trust Company ("SSBT") adjusts SPY's Portfolio from time to time to conform to periodic changes made by S&P to the identity

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and/or relative weightings of Index Securities in the Index. SPY's Trustee or SSBT aggregates certain of these adjustments and makes changes to SPY's Portfolio at least monthly, or more frequently in the case of significant changes to the Index. SPY may pay transaction costs, such as brokerage commissions, when it buys and sells securities (or "turns over" its Portfolio). Such transaction costs may be higher if there are significant rebalancings of Index Securities in the Index, which may also result in higher taxes when SPY's units are held in a taxable account. These costs, which are not reflected in SPY's estimated annual Trust ordinary operating expenses, affect SPY's performance. During the most recent fiscal year, SPY's portfolio turnover rate was 3% of the average value of its portfolio. SPY's portfolio turnover rate does not include securities received or delivered from processing creations or redemptions of SPY's units. Portfolio turnover will be a function of changes to the Index as well as requirements of SPY's trust agreement. ... Although SPY may fail to own certain Index Securities at any particular time, SPY generally will be substantially invested in Index Securities, which should result in a close correspondence between the performance of the Index and the performance of SPY. ... SPY does not hold or trade futures or swaps and is not a commodity pool... . The Index includes five hundred (500) selected companies, all of which are listed on national stock exchanges and spans a broad range of major industries. ... Since 1968, the Index has been a component of the U.S. Commerce Department's list of Leading Indicators that track key sectors of the U.S. economy. Current information regarding the market value of the Index is available from market information services. The Index is determined, comprised and calculated without regard to SPY."

As of November 11, 2025, the Underlying ETF had significant investments in information technology companies.

Subsequent Outcome Periods

The Fund will alert existing shareholders to the new Cap at the beginning of each new Outcome Period in the following manner:

1.  Approximately one week prior to the end of the current Outcome Period, the Fund will make a sticker filing that will alert existing shareholders that the Outcome Period is approaching its conclusion and disclose the anticipated Cap range for the next Outcome Period. This filing will be mailed to existing shareholders.

2.  Following the close of business on the last day of the Outcome Period, the Fund will make a sticker filing that discloses the Fund's Cap for the next Outcome Period. This filing will be mailed to existing shareholders.

3.  On the first day of the new Outcome Period, the Fund will file a full prospectus that incorporates the sticker filing from the previous evening which replaces the Caps/dates associated with the previous Outcome Period with the Caps/dates associated with the new Outcome Period. Correspondingly, the Fund will file a revised summary prospectus that reflects such changes.

The information referenced above will also be available on the Fund's website at www.calamos.com.

Changes in 80% policy

The Fund has adopted a non-fundamental operating policy that requires it, under normal circumstances, to invest at least 80% of its net assets (plus borrowings for investment purposes, if any) in investments that provide exposure to the S&P 500® Index. Although this requirement may be changed by the Board of Trustees without shareholder approval, the Fund will notify shareholders in writing at least 60 days prior to any change in its 80% policy.

Non-Principal Investments

Cash Equivalents and Short-Term Investments

The Fund may invest in securities with maturities of less than one year or cash equivalents, or it may hold cash. The percentage of the Fund invested in such holdings varies and depends on several factors, including market conditions. For temporary defensive purposes and during periods of high cash inflows or outflows, the Fund may invest part or all of its assets in these securities or it may hold cash. During such periods, the Fund may not be able to achieve its investment objective. The Fund may adopt a defensive strategy when the portfolio managers believe securities in which such Fund normally invests have elevated risks due to political or economic factors and in other extraordinary circumstances. For more information on eligible short-term investments, see the SAI.

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Illiquid Investments

The Fund may invest up to 15% of its net assets in securities and other instruments that are, at the time of investment, illiquid (determined using the Securities and Exchange Commission's standard applicable to investment companies, i.e., any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). For this purpose, illiquid investments may include, but are not limited to, certain restricted securities (securities the disposition of which is restricted under the federal securities laws), certain securities that may only be resold pursuant to Rule 144A under the Securities Act, and certain repurchase agreements, among others.

Temporary Investments

In response to market, economic, political, or other conditions, the Fund may temporarily invest for defensive purposes that are inconsistent with the Fund's principal investment strategies. If the Fund does so, different factors could affect the Fund's performance, and the Fund may not achieve its investment objective.

Risks of Investing in the Fund

This prospectus describes the risks you may face as an investor in the Fund. It is important to keep in mind that generally, investments with a higher potential reward also have a higher risk of losing money. The reverse is also commonly true: the lower the risk, the lower the potential reward. However, as you consider an investment in the Fund, you should also take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in this investment for a long period of time to ride out down periods.

As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time, and it is possible to lose money. Each risk summarized below is considered a "principal risk" of investing in the Fund, regardless of the order in which it appears.

Principal Risks

Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs, such as the Fund, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

Cap Change Risk. A new Cap is established at the beginning of each Outcome Period and is dependent on prevailing market conditions at the time the Cap is established. Expected dividends of the Underlying ETF, market interest rates, the Underlying ETF's share price relative to the FLEX Options' strike prices, and the "implied volatility" of the Underlying ETF (the expected frequency and magnitude of changes of the Underlying ETF's share price) can impact the Cap the Fund is able to establish at the beginning of each outcome period. Extremely low interest rates (e.g., 0%) may result in a significantly lower Cap. As such, the Cap may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods. Investors should monitor the changes in the Cap for each Outcome Period, information for which will be made available pursuant to the procedure outlined in the Fund's prospectus.

Capital Protection Risk. There can be no guarantee that the Fund will be successful in its strategy to provide protection against 100% of Underlying ETF losses if the Underlying ETF's share price decreases over the duration of the Outcome Period. The Fund's strategy seeks to deliver returns that match those of the Underlying ETF (up to the Cap), while limiting downside losses, if Fund Shares are held at the time at which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Fund Shares after the FLEX Options were entered into or sells Fund Shares prior to the expiration of the FLEX Options, the Capital Protection that the Fund seeks to provide may not be available. If the Outcome Period has begun and the Underlying ETF has increased in value, the Capital Protection will

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not protect any decreases in the value of the Underlying ETF to the extent of such appreciation, and therefore an investor may experience losses from this appreciated value until the Fund reaches its original NAV from the commencement of the Outcome Period. Similarly, if an investor purchases Fund Shares after the commencement of the Outcome period and the Underlying ETF has increased in value, an investor purchasing Shares at that point will not benefit from the Capital Protection until the Underlying ETF's value decreases to its original value at the commencement of the Outcome Period. Accordingly, such investor will not receive the protection that the Fund seeks to provide until the Fund experiences losses that return it to its value at the commencement of the Outcome Period. If the FLEX Options (and therefore the Capital Protection) do not perform as expected, an investor may experience significant losses on its investment, including the loss of its entire investment.

Capped Upside Risk. The Fund's strategy seeks to provide returns that are subject to the Cap. In the event that the Underlying ETF experiences gains in excess of the Cap for the Outcome Period, the Fund will not participate in, and will underperform the Underlying ETF to the extent of, those gains beyond the Cap. The Fund's strategy seeks to deliver returns that match those of the Underlying ETF (up to the Cap), while protecting against the entirety of downside losses of the Underlying ETF, if Fund Shares are held at the time at which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Fund Shares after the FLEX Options were entered into, there may be little or no ability for that investor to experience an investment gain on their Shares (and such investor may be subjected to potential losses between that Fund Share price and the Fund's NAV at the commencement of the Outcome Period). Further, because the FLEX Options are designed to produce returns that match the price return of the Underlying ETF (subject to the Cap) on the last day of the Outcome Period, if an investor sells Fund Shares prior to the expiration date of the FLEX Options such investor may sell at a point where the Fund's performance does not match the performance of the Underlying ETF over the Outcome Period, and therefore may sell at a point where the Fund has underperformed the Underlying ETF.

Cash Holdings Risk. The Fund may invest in cash and cash equivalents for indefinite periods of time when the Fund's investment adviser determines the prevailing market environment warrants doing so. When the Fund holds cash positions, it may lose opportunities to participate in market appreciation, which may result in lower returns than if the Fund had remained fully invested in the market. Furthermore, cash and cash equivalents may generate minimal or no income and could negatively impact the Fund's performance and ability to achieve its investment objective.

Clearing Member Default Risk. Transactions in some types of derivatives, including FLEX Options, are required to be centrally cleared ("cleared derivatives"). In a transaction involving cleared derivatives, the Fund's counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house ("clearing members") can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member's individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its FLEX Options may, in certain circumstances, be used to satisfy losses of other clients of the Fund's clearing member. In addition, although clearing members guarantee performance of their clients' obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member's bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund's behalf, which heightens the risks associated with a clearing member's default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund's ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund's behalf, the Fund may be unable to effectively implement its investment strategy.

Correlation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods, consistent with the Fund's valuation policy. Because a component of the FLEX option's value will be affected by, among other things, changes in the Underlying ETF's share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF's share price and the remaining time until the FLEX Options expire, the value of the

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Fund's FLEX Options positions is not anticipated to increase or decrease at the same rate as the Underlying ETF's share price, and it is possible they may move in different directions, and as a result, the Fund's NAV may not increase or decrease at the same rate as the Underlying ETF's share price. The Fund's strategy is designed to produce the outcomes upon the expiration of the FLEX Options on the last business day of the Outcome Period, and it should not be expected that the outcomes will be provided at any point other than the end of the Outcome Period.

Costs of Buying and Selling Fund Shares. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

Derivatives Risk. Derivatives are instruments, such as futures and forward foreign currency contracts, whose value is derived from that of other assets, rates or indices. Derivatives may be more volatile than other investments and may magnify the Fund's gains or losses. Successful use of derivatives depends upon the level to which prices of the underlying assets correlate with price movements in the derivatives the Fund buys or sells. The Fund could be negatively affected if the change in market value of its securities fails to correlate with the value of derivatives it purchased or sold. The potential lack of a liquid market for a derivative may prevent the Fund from closing its derivatives positions to limit losses or realize profits. Derivatives may be purchased for a fraction of their value and small price movements may result in an immediate and substantial loss to the Fund. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. In addition, derivative instruments are subject to counterparty risk, meaning that the party with whom the Fund enters into the derivatives transaction (e.g., the clearinghouse or the broker holding the Fund's position for a futures contract or the counterparty for a forward contract) may experience a significant credit event and/or may be unwilling or unable to make timely settlement payments or otherwise honor its obligations. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.

Equity Securities Risk. Equity investments are subject to greater fluctuations in market value than other asset classes as a result of such factors as a company's business performance, investor perceptions, stock market trends and general economic conditions.

FLEX Options Risk. Trading FLEX Options involves risks different from, or possibly greater than, the risks associated with investing directly in securities. The Fund may not experience substantial upside participation from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund's FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund Shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund's FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund's Shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection may impact the value of the Fund and whether the Fund can satisfy its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment. The trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.

The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The FLEX Options are also subject to correlation risk, meaning the value of the FLEX Options does not increase or decrease at the same rate as the Underlying ETF (although they generally move in the same direction) or its underlying

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securities. The value of the FLEX Options prior to the expiration date may vary because of factors other than the value of the Underlying ETF, such as interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, a change in the actual and perceived volatility of the stock market and the Underlying ETF and the remaining time to expiration. FLEX Option prices may also be highly volatile and may fluctuate substantially during a short period of time. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options becomes more difficult and the judgment of the Fund's investment adviser (employing the fair value procedures approved by the Board of Trustees of the Trust) may play a greater role in the valuation of the Fund's holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value. Under those circumstances, the value of the FLEX Options will require more reliance on the investment adviser's judgment than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value paid for shares of the Fund.

Investment Timing Risk. An investor who purchases Fund Shares other than on the first day of the options package and/or sells Fund Shares before the options package expires may not experience the 100% downside protection or upside participation in the Underlying ETF. The Fund's downside protection and upside participation of the Underlying ETF may only be available for investors who hold Fund Shares throughout the complete term of the options package. An investor can expect their Fund Shares to move generally in the same direction as the Underlying ETF during the one-year options package. However, Fund Shares may not experience the same price movement as the price movement of the Underlying ETF. During the duration of the option package, there may be periods of significant disparity between the Fund's NAV and the Underlying ETF's price performance. For example, if an investor purchases Fund Shares during an options package period at a time when the Underlying ETF's share price has increased from its price at the beginning of the options package period, the investor may not be 100% protected against Underlying ETF downside losses. In addition, if an investor purchases Fund Shares during an options package period at a time when the Underlying ETF's share price has increased from its price at the beginning of the options package period, that investor's cap will essentially be decreased from the stated Cap by the amount of the increase in the Underlying ETF's value.

Large-Capitalization Investing Risk. Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks. In addition, larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer preferences. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

Liquidity Risk — FLEX Options. In the event that trading in the underlying FLEX Options is limited or absent, the value of the Fund's FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities, including certain non-customized option contracts. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. Additionally, the liquidation of a large number of FLEX Options may more significantly impact the price in a less liquid market. Further, the Fund requires a sufficient number of participants to facilitate the purchase and sale of options on an exchange to provide liquidity to the Fund for its FLEX Option positions. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund's net asset value and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of the Fund Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times

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of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund's portfolio securities and the Fund's market price. This reduced effectiveness could result in Fund Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Fund Shares.

Market Risk. The risk that the securities markets will increase or decrease in value is considered market risk and applies to any security. If there is a general decline in the stock or fixed-income market, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests.

New Fund Risk. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

Non-Diversification Risk. The Fund is classified as "non-diversified" under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Options Risk. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Fund's ability to utilize options successfully will depend on Calamos Advisors' ability to predict pertinent market movements, which cannot be assured.

The Fund's ability to close out its position as a purchaser or seller of an Options Clearing Corporation or exchange-listed put or call option is dependent, in part, upon the liquidity of the options market. If the Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option to realize any profit or the option would expire and become worthless. If the Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security until the option expired. As the writer of a covered call option on a security, the Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call. The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets until the next trading day.

Unless the parties provide for it, there is no central clearing or guaranty function in an over-the-counter option. As a result, if the counterparty fails to make or take delivery of the security or other instrument underlying an over-the-counter option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such counterparty or any guarantor or credit enhancement of the counterparty's credit to determine the likelihood that the terms of the over-the-counter option will be satisfied.

The Fund may also purchase or write over-the-counter put or call options, which involves risks different from, and possibly greater than, the risks associated with exchange-listed put or call options. In some instances, over-the-counter put or call options may expose the Fund to the risk that a counterparty may be unable or unwilling to perform according to a contract, and that any deterioration in a counterparty's creditworthiness could adversely affect the instrument. In addition, the Fund may be exposed to a risk that losses may exceed the amount originally invested.

Premium-Discount Risk. The Fund's Shares may trade above or below their NAV. The market prices of Fund Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Fund Shares on the Exchange. The trading price of Fund Shares may deviate significantly from NAV during periods of market volatility.

Secondary Market Trading Risk. Investors buying or selling Fund Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund Shares. Although the Fund's Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Fund Shares on the Exchange may be halted.

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Additional Information About Investment Strategies and Related Risks

Sector Risk. To the extent the Underlying ETF invests a significant portion of its assets in a particular sector, a greater portion of the Fund's performance may be affected by the general business and economic conditions affecting that sector. Each sector may share economic risk with the broader market, however there may be economic risks specific to each sector. As a result, returns from those sectors may trail returns from the overall stock market and it is possible that the Underlying ETF may underperform the broader market.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The federal income tax treatment of the securities in which the Fund may invest, including the Fund's option strategy, may not be clear or may be subject to recharacterization by the Internal Revenue Service. It could be more difficult to comply with the tax requirements applicable to RICs if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the Internal Revenue Service. Any such failure to comply with the rules applicable to RICs could cause the Fund to fail to qualify as such. To qualify and maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published Internal Revenue Service guidance or case law on how to determine the "issuer" of certain derivatives that the Fund will enter into. Based upon the language in the legislative history, the Fund intends to treat the issuer of an equity option as the referenced asset and to treat any income it may derive from an equity option as "qualifying income" under the provisions of the Code applicable to RICs. In the case of FLEX Options, assuming the referenced asset qualifies as a RIC, treating the issuer as the referenced asset would allow the Fund to count the FLEX Options as automatically diversified investments under the RIC diversification requirements. If the income is not qualifying income or the issuer of equity options, including FLEX Options, is not appropriately the referenced asset, the Fund may not qualify, or may be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund's taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

The Fund's investments in offsetting positions with respect to the Underlying ETF may affect the character of gains or losses realized by the Fund under the Code's "straddle" rules and may increase the amount of short-term capital gain realized by the Fund. Certain options the Fund holds may not qualify as "Section 1256 contracts" under Section 1256 of the Code, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

There is a risk that if the offsetting FLEX Options are held by a single person that the IRS may take the position that the FLEX Options, viewed together, should be treated as a single debt instrument for federal tax purposes. The result of such a position would be that the Fund would fail the RIC diversification tests causing the RIC to be taxed as a C corporation, unless certain cure rights based upon reasonable cause may apply. The Fund has obtained an opinion of tax counsel that the FLEX Options should not be collapsed into a single instrument. However, such an opinion is not binding upon the IRS or the courts.

Trading Issues Risk. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange's "circuit breaker" rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund's assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.

Underlying ETF Risk. The Fund invests in FLEX Options that reference an ETF, which subjects the Fund to certain of the risks of owning shares of an ETF as well as the types of instruments in which the Underlying ETF invests. The value of an ETF will fluctuate over time based on fluctuations in the values of the securities held by the ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. In addition, ETFs are subject to absence of an active market risk, premium/discount risk, tracking error risk and trading issues risk. Brokerage, tax and other expenses may negatively impact the performance of the Underlying ETF and, in turn, the value of the Fund's shares. An ETF that tracks an index may not exactly match the performance of the index due to cash drag, differences between the portfolio of the ETF and the components of the index, expenses and other factors.

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Additional Information About Investment Strategies and Related Risks

Valuation Risk. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options and/or LEAPS Options may become more difficult. In market environments where there is reduced availability of reliable objective pricing data, the judgment of Calamos Advisors in determining the fair value of the security may play a greater role. While such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.

The following are non-principal risks that generally apply to the Fund:

Cybersecurity Risk. Investment companies, such as the Fund, and their service providers are exposed to operational and information security risks resulting from cyberattacks, which may result in financial losses to the Fund and its shareholders. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, "ransomware" that renders systems inoperable until ransom is paid, the unauthorized release of confidential information, or various other forms of cybersecurity breaches. Cyber-attacks affecting the Fund, Calamos Advisors, custodian, transfer agent, distributor, market maker, authorized participants, administrator, intermediaries, trading counterparties, and other third-party service providers may adversely impact the Fund or the companies in which the Fund invests, causing the Fund's investments to lose value or to prevent a shareholder redemption or purchase from clearing in a timely manner. The use of artificial intelligence could exacerbate these risks.

Investment Management Risk. Whether the Fund achieves its investment objective(s) is significantly impacted by whether the Adviser is able to choose suitable investments for the Fund.

Market Disruption Risk. Certain events have a disruptive effect on securities markets, including but not limited to, terrorist attacks, war and other geopolitical events or catastrophes. The Adviser cannot predict the effect of similar events in the future on the U.S. or foreign economies. Certain securities such as high yield and equity securities tend to be impacted more by these events than other types of securities in terms of price and volatility.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund's ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Recent Market Events. Since the 2008 financial crisis, financial markets throughout the world have experienced periods of increased volatility, depressed valuations, decreased liquidity and heightened uncertainty and turmoil. This turmoil resulted in unusual and extreme volatility in the equity and debt markets, in the prices of individual securities and in the world economy. Events that have contributed to these market conditions include, but are not limited to, major cybersecurity events, geopolitical events (such as wars, terror attacks, natural or environmental disasters, country instability, and public health emergencies), measures to address budget deficits, downgrading of sovereign debt, dramatic changes in currency exchange rates, and public sentiment.

In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time. Economic, financial or political events, trading and tariff arrangements, terrorism, natural disasters, rapid technological developments, such as artificial intelligence, and other circumstances in one country or region could have profound impacts on global economies or markets. Widespread disease and virus epidemics and pandemics, such as the coronavirus outbreak, could likewise be highly disruptive, adversely affecting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments.

Portfolio security holdings disclosure

A description of the Fund's policies and procedures in connection with the disclosure of portfolio security holdings of the Fund are available in the SAI and on the Fund's website, www.calamos.com.

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Fund Facts

Who manages the Fund?

Investment Adviser

The Fund is advised by Calamos Advisors LLC ("Calamos Advisors" or the "Advisor"), 2020 Calamos Court, Naperville, Illinois 60563. Calamos Advisors, an investment adviser registered with the SEC effective May 29, 1987, is a wholly owned subsidiary of Calamos Investments LLC ("CILLC"). CILLC's assets under management as of December 31, 2024, were $40 billion ($38 billion of which represented Calamos Advisors' assets under management). Calamos Asset Management, Inc. ("CAM") is the sole manager of CILLC. As of July 31, 2025, approximately 22.4% of the outstanding interests of CILLC was owned by CAM, 77.72% by Calamos Partners LLC ("CPL"), and 0.04% by Calamos Equity Partners LLC ("CEP"). CAM is owned by John P. Calamos, Sr. and John S. Koudounis. CPL is owned by Calamos Family Partners, Inc. ("CFP") and John S. Koudounis. CFP is beneficially owned by members of the Calamos family, including John P. Calamos, Sr. CEP is owned by John S. Koudounis and Daniel L. Dufresne. Subject to the overall authority of the Board of Trustees, Calamos Advisors provides continuous investment supervision and management to the Fund under a management agreement and also furnishes office space, equipment and management personnel. For these services, the Fund pays Calamos Advisors a fee based on its average daily net assets, which is accrued daily and paid on a quarterly basis. The Fund will pay fees (before any reimbursement) under the management agreement in the following amounts as a percentage of its average net assets:

ETF	FEES
Calamos S&P 500® Structured Alt Protection ETF® — December	0.69%

Out of this management fee, Calamos Advisors pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other service and license fees, except for distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, acquired fund fees and expenses, brokerage commissions and other expenses connected with the execution of portfolio transactions, taxes, interest, and extraordinary expenses.

At a meeting held on June 24, 2025, the Board of Trustees approved the Investment Management Agreement for the Fund. A discussion regarding the basis for the Board's approval of the Investment Management Agreement on behalf of the Fund is included in the Fund's Form N-CSR for the fiscal year ended July 31, 2025.

Portfolio Managers

David O'Donohue. David O'Donohue joined Calamos Advisors in August 2014 and has been a Sr. Co-Portfolio manager (since February 2024) and Co-Head of Alternative Strategies (since July 2024) and was a Co-Portfolio Manager from September 2015 through January 2024. Between March 2013 and August 2014, he was a Trader at Forty4 Asset Management LLC/Hard8 Futures LLC. Prior thereto, Mr. O'Donohue was a Portfolio Manager at Chicago Fundamental Investment Partners LLC from February 2009 to November 2012.

Jimmy Young. Jimmy Young joined Calamos Advisors in June 2003 and has been a Co-Portfolio Manager since February 2019. Between February 2018 and February 2019, he was an Assistant Portfolio Manager. Prior thereto, he was a senior strategy analyst from September 2015 to February 2018. Between July 2013 and August 2015, he was a strategy analyst.

Eli Pars. Eli Pars joined Calamos Advisors in May 2013 and has been Co-CIO, Co-Head of Alternative Strategies (since July 2024; previously served as Head of Alternative Strategies from September 2015 to June 2024) and Co-Head of Convertible Strategies, as well as a Senior Co-Portfolio Manager since September 2015. Between May 2013 and September 2015, he was a Co-Portfolio Manager. Previously, he was a Portfolio Manager at Chicago Fundamental Investment Partners from February 2009 until November 2012.

Jason Hill. Jason Hill joined Calamos Advisors in March 2004 and has been a Sr. Co-Portfolio Manager since February 2024 and was a Co-Portfolio Manager from June 2014 through January 2024. Between August 2013 and June 2014, he was a Senior Strategy Analyst. Previously, he was a Portfolio Administrator.

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Fund Facts

Anthony Vecchiolla. Anthony Vecchiolla joined Calamos Advisors in May 2014 and since February 2023 has been Co-Portfolio Manager. Previously, he was Research Associate from May 2014 to August 2015, Research Analyst September 2015 to February 2020, Senior Research Analyst from February 2020 to February 2021, and Assistant Portfolio Manager from February 2021 to January 2023.

Jordan Rosenfeld. Jordan Rosenfeld joined Calamos Advisors in April 2025 and is a Co-Portfolio Manager. Between June 2018 to March 2025, Mr. Rosenfeld was a Senior Director and Portfolio Manager at Milliman, where he was responsible for managing derivatives strategies in exchange-traded funds, mutual funds, and unit investment trusts. Previously, he was a Trader at Gelber Group from January 2016 to December 2017.

The Fund's SAI provides additional information about each portfolio manager, including other accounts they manage, their ownership in the Calamos Family of Funds and their compensation.

Management Approach

Calamos Advisors employs a "team of teams" approach to portfolio management, led by the Global CIO and our CIO team consisting of 5 Co-CIOs with specialized areas of investment expertise. The Global CIO and Co-CIO team are responsible for oversight of investment team resources, investment processes, performance and risk. As heads of investment verticals, Co-CIOs manage investment team members and, along with Co-Portfolio Managers and Associate Portfolio Managers, have day-to-day portfolio oversight and construction responsibilities of their respective investment strategies. While investment research professionals within each Co-CIO's team are assigned specific strategy responsibilities, they also provide support to other investment team verticals, creating deeper insights across a wider range of investment strategies. The combination of specialized investment teams with cross-team collaboration results in what we call our team of teams approach.

This team of teams approach is further reflected in the composition of Calamos Advisors' Investment Committee, made up of the Global CIO, the Co-CIO team, and the Global Head of Trading. Other members of the investment team participate in Investment Committee meetings in connection with specific investment related issues or topics as deemed appropriate.

The structure and composition of the Investment Committee results in a number of benefits, as it:

•  Leads to broader perspective on investment decisions: multiple viewpoints and areas of expertise feed into consensus;

•  Promotes collaboration between teams; and

•  Functions as a think tank with the goal of identifying ways to outperform the market on a risk-adjusted basis.

The objectives of the Investment Committee are to:

•  Form the firm's top-down macro view, market direction, asset allocation, and sector/country positioning.

•  Establish firm-wide secular and cyclical themes for review.

•  Review firm-wide and portfolio risk metrics, recommending changes where appropriate.

•  Review firm-wide, portfolio and individual security liquidity constraints.

•  Evaluate firm-wide and portfolio investment performance.

•  Evaluate firm-wide and portfolio hedging policies and execution.

•  Evaluate enhancements to the overall investment process.

How to Buy and Sell Shares

Fund Shares are listed for secondary trading on the Exchange under the symbol CPSD and individual Fund Shares may only be purchased and sold in the secondary market through a broker-dealer. The Exchange and secondary markets are closed on weekends and also are generally closed on the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Exchange may close early on the business day before certain holidays and on the day after Thanksgiving Day. Exchange holiday schedules are subject to change without notice. If you buy or sell Fund Shares in the secondary market, you will pay the secondary market price for Fund Shares. In addition, you may incur customary brokerage commissions and charges and may

CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® — DECEMBER
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Fund Facts

pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

The trading prices of Fund Shares will fluctuate continuously throughout trading hours based on market supply and demand rather than the relevant Fund's net asset value, which is calculated at the end of each business day. Fund Shares will trade on the Exchange at prices that may be above (i.e., at a premium) or below (i.e., at a discount), to varying degrees, the daily net asset value of Fund Shares. The trading prices of Fund Shares may deviate significantly from the Fund's net asset value during periods of market volatility. Given, however, that Fund Shares can be issued and redeemed daily in Creation Units, the Adviser believes that large discounts and premiums to net asset value should not be sustained over long periods.

Authorized Participants may acquire shares directly from the Fund, and Authorized Participants may tender their shares for redemption directly to the Fund, at NAV per share only in Creation Units. Purchases and redemptions directly with the Fund must follow the Fund's procedures, which are described in the SAI.

The Fund may liquidate and terminate at any time without shareholder approval.

Book Entry

Fund Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding Shares of the Fund and is recognized as the owner of all Shares for all purposes.

Investors owning Fund Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Fund Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Fund Shares, you are not entitled to receive physical delivery of stock certificates or to have Fund Shares registered in your name, and you are not considered a registered owner of Fund Shares. Therefore, to exercise any right as an owner of Fund Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or "street name" form.

Fund Share Trading Prices

The trading prices of Shares of the Fund on the Exchange may differ from the Fund's daily NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of Shares of the Fund.

The approximate value of Shares of the Fund, an amount representing on a per share basis the sum of the current market price of the cash or securities, as applicable, accepted by the Fund in exchange for Shares of the Fund and an estimated cash component, if any, is disseminated every 15 seconds throughout the trading day through the facilities of the Consolidated Tape Association. This approximate value should not be viewed as a "real-time" update of the NAV per Share of the Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The Fund is not involved in, or responsible for, the calculation or dissemination of the approximate value of the Fund Shares and the Fund does not make any warranty as to its accuracy.

Frequent Purchases and Redemptions of Fund Shares

Shares of the Fund may be purchased and redeemed directly from the Fund only in Creation Units by Authorized Participants. The vast majority of trading in Shares of the Fund occurs on the secondary market, and does not involve the Fund directly. In-kind purchases and redemptions of Creation Units by Authorized Participants and cash trades on the secondary market are unlikely to cause many of the harmful effects of frequent purchases and/or redemptions of Fund Shares. Cash purchases and/or redemptions of Creation Units, however, can result in disruption of portfolio management, dilution to the Fund and increased transaction costs, which could negatively impact the Fund's ability to achieve its investment objective, and may lead to the realization of capital gains. These consequences may increase as the frequency of cash purchases and redemptions of Creation Units by Authorized Participants increases. However, direct trading by Authorized Participants is critical to ensuring that Fund Shares trade at or close to NAV.

The Fund impose no restrictions on the frequency of purchases and redemptions ("market timing"). To minimize these potential consequences of frequent purchases and redemptions of Fund Shares, the Fund employs fair valuation pricing, and

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Fund Facts

imposes transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs the Fund incurs in effecting trades. In addition, the Adviser monitors trades by Authorized Participants for patterns of abusive trading and the Fund reserves the right to not accept orders from Authorized Participants that the Adviser has determined may be disruptive to the management of the Fund, or otherwise are not in the best interests of the Fund. For these reasons, the Board has not adopted policies and procedures with respect to frequent purchases and redemptions of Fund Shares. The Trust's policies and procedures regarding frequent purchases and redemptions may be modified by the Board of Trustees at any time.

The Trust's policies and procedures prohibit the practice of any officer or employee of the Trust, a Trust investment adviser (including any sub-adviser), the distributor, custodian, or transfer agent, or other affiliated person of the Trust placing orders to purchase or redeem shares of a series of the Trust after the designated time as of which the Fund calculates its NAV (i.e., "late trading").

Distribution and Service Plan

The Fund has adopted a distribution and service plan ("Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services ("Service Providers"). If a Service Provider provides such services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Fund, however, and there are no current plans to impose these fees. In the event Rule 12b-1 fees are charged, over time they would increase the cost of an investment in the Fund because they would be paid on an ongoing basis.

Fund Website and Disclosure of Portfolio Holdings

The Trust maintains a website for the Fund at www.calamos.com. Among other things, this website includes this Prospectus and the SAI, and will include the Fund's holdings, the Fund's last annual and semi-annual reports (when available), pricing information about Fund Shares trading on the Exchange, daily NAV calculations and a historical comparison of the trading prices to NAV.

Each day the Fund is open for business, the Trust publicly disseminates the Fund's full portfolio holdings as of the close of the previous day through its website at www.calamos.com. A description of the Trust's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the Fund's SAI.

Dividends, Other Distributions and Taxes

Fund Distributions

The Fund distributes its net realized capital gains, if any, to shareholders annually. Ordinarily, dividends from net investment income, if any, are declared and paid at least annually by the Fund.

Distributions in cash may be reinvested automatically in additional whole Fund Shares only if the broker through whom you purchased Fund Shares makes such option available. The Fund realizes capital gains or losses whenever it sells securities. Net long-term capital gains are distributed to shareholders as "capital gain dividends."

Brokers may make available to their customers who own Fund Shares the DTC book-entry dividend reinvestment service. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require Fund shareholders to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and net realized gains will be automatically reinvested in additional whole Fund Shares of the Fund purchased in the secondary market. Without this service, investors would receive their distributions in cash.

Taxes

As with any investment, you should consider how your investment in Fund Shares will be taxed. The tax information in this prospectus is provided only as general information. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer,

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Fund Facts

or other investor with special circumstances. However, with respect to certain tax issues, the summaries describe the general tax treatment of certain distributions made to corporations and non-U.S. persons. In addition, this section does not describe your state, local or non-U.S. tax consequences. You should consult your own tax advisor about the tax consequences of an investment in Fund Shares.

Fund distributions to you and the sale or redemption of your Fund Shares will have tax consequences to you. Such consequences may be different if you hold your Fund Shares through a tax-exempt entity or tax-advantaged retirement account, such as an individual retirement account or 401(k) plan.

The Fund has elected to be treated, and intends to qualify each year, as a regulated investment company (a "RIC") under the Code. As a RIC, the Fund is generally not subject to corporate-level U.S. federal income tax on any net ordinary income or capital gains that are timely distributed to shareholders. However, the Fund's failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in corporate-level taxation and, consequently, a reduction in amounts available for distribution to shareholders.

The Fund may enter into option agreements with the same counterparty but has taken the position that the option agreements are separate agreements. Under general tax principles, the Fund would not accrue income on separate option agreements during the term of the agreements. However, if the agreements are treated as one agreement, the Fund might be required to accrue income and make annual distributions of income. If the Fund is required to accrue income, but does not distribute the income to shareholders, the Fund may fail to qualify as a RIC. In addition, if the agreements are treated as one agreement, the Fund may fail either or both of the RIC income and diversification tests.

For purposes of the diversification tests, the identification of the issuer (or, in some cases, issuers) of a particular investment can depend on the terms and conditions of such investment. In particular, there is no published Internal Revenue Service guidance or case law on how to determine the "issuer" of various derivatives that the Fund may enter into. Therefore, there is a risk that the Fund will not meet the Code's diversification requirements and will not qualify, or will be disqualified, as a RIC.

Taxes on Distributions

Distributions by the Fund generally are taxable to you as ordinary income or capital gains. Distributions are subject to federal income tax, whether received in cash or reinvested in additional Fund Shares or shares of another fund, and may be subject to state or local taxes. Distributions of the Fund's "investment company taxable income" generally will be taxable as ordinary income to the extent of the Fund's current or accumulated earnings and profits. Notwithstanding the foregoing, distributions that are attributable to "qualified dividends" received by the Fund may be eligible to be taxed at long-term capital gains rates, as long as the Fund and the shareholder meet certain holding period requirements. It is not anticipated that the Fund will have qualified dividend income.

Distributions of the Fund's net capital gain that are properly reported by the Fund as "capital gain dividends" will generally be taxable to you as long-term capital gains, currently at a maximum rate of 20%, regardless of your holding period in the Fund's Shares. The Fund's option strategy is likely to reduce the amount of dividends that might otherwise qualify as capital gains dividends. Distributions in excess of the Fund's current and accumulated earnings and profits first will reduce your adjusted tax basis in your Fund Shares and, after the adjusted basis is reduced to zero, will constitute capital gain. Such capital gain will be long-term capital gain and thus, will be taxed at a maximum rate of 20%, if the distributions are attributable to Fund Shares that you have held for more than one year.

Certain non-corporate taxpayers will also be subject to a 3.8% U.S. federal Medicare contribution tax with respect to the lesser of (1) their "net investment income" or (2) the excess of their "modified adjusted gross income" over a threshold amount ($200,000 for single taxpayers and $250,000 for taxpayers who are married and filing jointly).

Corporate shareholders of the Fund are generally eligible for a dividends-received deduction with respect to ordinary income dividends (but not capital gain dividends) properly designated as eligible for such deduction by the Fund, as long as the Fund and the corporate shareholder meet certain holding period and other requirements. It is not anticipated that the Fund will make distributions eligible for the dividend-received deduction.

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Fund Facts

Under a dividend reinvestment service, you may have the option to have all cash distributions automatically reinvested in additional Fund Shares. Any distributions reinvested under such a service will nevertheless be taxable to you as described above.

You will have an adjusted basis in the additional Fund Shares purchased through such a reinvestment service equal to the amount of the reinvested distribution plus the amount of any fees charged for the transaction. The additional Fund Shares will have a holding period commencing on the day following the day on which they are credited to your account.

A distribution will reduce the Fund's NAV per Share and generally will be taxable to you as ordinary income or capital gain even if it is paid from income or gains earned by the Fund before you invested in the Fund. From an investment standpoint, such a distribution constitutes a return of capital. However, from a tax standpoint, it constitutes taxable income. In general, distributions are subject to federal income tax as of the date of payment. However, distributions paid in January will be treated as paid on December 31 of the prior year if they were declared and payable to shareholders of record on a date in October, November or December of the prior year.

The Fund's transactions in derivatives, as well as any of its hedging, short sale, securities loan or similar transactions may be subject to one or more special tax rules. These rules may affect whether gains and losses recognized by the Fund are treated as ordinary or capital, accelerate the recognition of income or gains to the Fund, defer losses to the Fund, and cause adjustments in the holding periods of the Fund's securities, thereby affecting whether capital gains and losses are treated as short-term or long-term. These rules could therefore affect the amount, timing and/or character of distributions to shareholders and thus taxes payable by shareholders.

The FLEX Options included in the Fund's portfolio are exchange-traded options. Under Section 1256 of the Code, certain types of exchange-traded options are treated as if they were sold (i.e., "marked to market") at the end of each year. The Fund does not believe that some of the positions in FLEX Options held by the Fund will be subject to Section 1256, which means that the positions will not be marked to market, but the positions will be subject to the straddle rules.

The straddle rules may affect the character of gains (or losses) realized by the Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that the Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

The tax consequences of straddle transactions to the Fund are not entirely clear in all situations under currently available authority. The straddle rules may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to U.S. shareholders in a non-liquidating distribution. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, if the Fund makes a non-liquidating distribution of its short-term capital gain, the amount which must be distributed to U.S. shareholders as ordinary income may be increased substantially as compared to the Fund that did not engage in such transactions.

You may be subject to federal back-up withholding tax, if you do not provide the Fund with a taxpayer identification number (for an individual, a social security number) and make other required certifications, or the Internal Revenue Service informs the Fund that your tax identification number is incorrect. Backup withholding is not an additional tax. You may claim the amount withheld as a credit on your federal income tax return, provided you furnish the appropriate information to the Internal Revenue Service.

Taxes When Shares are Sold

Any capital gain or loss realized upon a sale of Fund Shares is generally treated as long-term capital gain or loss if you have held the Fund Shares for more than one year and as short-term capital gain or loss if you have held the Fund Shares for one year or less. The ability to deduct capital losses realized on a sale of Fund Shares may be limited.

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Fund Facts

Taxes on Purchase and Redemption of Creation Units

An Authorized Participant that exchanges equity securities for Creation Units will generally recognize a gain or a loss on the exchange. Any such gain or loss will be equal to the difference between the market value of the Creation Units at the time of the exchange, plus (or minus) the cash amount received (or paid), and such Authorized Participant's aggregate basis in the securities surrendered. A person who redeems Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the aggregate market value of the securities received plus (or minus) any cash received (or paid), and such person's basis in the Creation Units redeemed. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in the Authorized Participant's economic position with respect to such Creation Units. Persons exchanging securities should consult their own tax advisor with respect to the applicability of the wash sale rules and the availability and timing of a deduction for any loss. In addition, when a regulated investment company redeems a shareholder in kind, the regulated investment company generally is not required to recognize taxable gains in respect of the portfolio securities it distributes to the redeeming shareholder. However, the Fund may be required to recognize taxable gain on the distribution of certain securities, and the Internal Revenue Service may assert that the Fund must recognize taxable gain in respect of certain other securities that the Fund distributes to a shareholder in exchange for Creation Units, which may increase the amount of taxable gains that the Fund would otherwise be required to distribute in order to maintain its qualification as a regulated investment company and avoid the Fund-level tax.

Any capital gain or loss realized upon a redemption of Creation Units is generally treated as long-term capital gain or loss if the Creation Units have been held for more than one year and as short-term capital gain or loss if the Creation Units have been held for one year or less. If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Fund Shares you purchased or sold and at what price.

Authorized Participants that are dealers may be subject to special tax rules and should consult their own tax advisors regarding the tax consequences of purchasing and redeeming Creation Units in their capacity as dealers.

Treatment of Fund Expenses

Expenses incurred and deducted by the Fund will generally not be treated as income taxable to you.

Non-U.S. Investors

If you are a non-U.S. investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you should be aware that, generally, subject to applicable tax treaties, distributions from the Fund will be characterized as dividends for U.S. federal income tax purposes (other than dividends which the Fund properly reports as capital gain dividends) and will be subject to U.S. federal income taxes, including withholding taxes, subject to certain exceptions described below. However, distributions received by a non-U.S. investor from the Fund that are properly reported by the Fund as capital gain dividends may not be subject to U.S. federal income taxes, including withholding taxes, provided that the Fund makes certain elections and certain other conditions are met. The Fund's option strategy is likely to reduce the amount of distributions otherwise eligible to be capital gains dividends.

Distributions may be subject to a U.S. withholding tax of 30% in the case of distributions to (i) certain non-U.S. financial institutions that have not entered into an agreement with the U.S. Treasury to collect and disclose certain information and are not resident in a jurisdiction that has entered into such an agreement with the U.S. Treasury and (ii) certain other non-U.S. entities that do not provide certain certifications and information about the entity's U.S. owners. The Internal Revenue Service and the Department of Treasury have issued proposed regulations providing that these withholding rules will not be applicable to the gross proceeds of share redemptions or capital gains dividends that the Fund pays.

Other Tax Matters

The foregoing is only a summary of certain federal income tax considerations of investing in the Fund under current law, which is subject to change in the future. Shareholders who are not U.S. persons within the meaning of the Code, such as non-resident aliens, foreign trusts or estates, or foreign corporations or partnerships may be subject to different U.S. federal income tax treatment.

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Fund Facts

You may also be subject to state and local taxes on distributions paid by the Fund, and sales and redemptions of Fund Shares. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific tax situation. More information about taxes can be found in the Fund's SAI.

Net Asset Value

The NAV of shares is determined at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on each day the New York Stock Exchange ("NYSE") is open. NAV is computed by determining the aggregate market value of all assets of the Fund, less its liabilities, divided by the total number of shares outstanding (assets-liabilities)/number of shares = NAV). The NYSE is closed on weekends and New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV takes into account the expenses and fees of the Fund, including management, administration, and distribution fees, which are accrued daily. The determination of NAV for the Fund for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received by the Fund (or an authorized broker or agent, or its authorized designee) before the close of trading on the NYSE on that day.

Generally, securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") National Market System for which market quotations are readily available shall be valued using the NASDAQ official closing price. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Futures, swaps and options contracts listed for trading on a futures or options exchange or board of trade for which market quotations are generally available are valued at the last quoted sale price, or, in the absence of a sale, at the mean of the last bid and ask price. Total return swaps on exchange-listed securities are valued at the last quoted sale price, or, in the absence of a sale, at the mean of the last bid and ask price.

Securities held by the Fund are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Board of Trustees ("Valuation Procedures"). If market quotations are not readily available, securities or other assets will be valued at their fair value as determined in good faith by the Adviser in accordance with procedures approved by the Board and evaluated by the Board as to the reliability of the fair value method used. In these cases, the Fund's NAV will reflect certain portfolio securities' fair values rather than their market prices. Fair value pricing involves subjective judgments, and it is possible that the fair value determined for a security or other asset may be materially different than the value that could be realized upon the sale of that security or other asset. The fair value prices can differ from market prices. The Board of Trustees has designated Calamos Advisors as "valuation designee" for the Fund. The valuation designee is responsible for determining the value of the Fund's investments. The designee may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to ensure the process produces reliable results.

The Fund may use independent pricing services to assist in calculating the value of the Fund's securities or other assets.

With respect to any portion of the Fund's assets that are invested in one or more open-end management investment companies registered under the 1940 Act, the Fund's net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

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Fund Facts

Fund Service Providers

State Street Bank and Trust Company ("State Street"), located at One Congress Street, Suite 1, Boston, Massachusetts 02114-2016, serves as the Fund's administrator, custodian, fund accounting and transfer agent.

Calamos Financial Services LLC ("CFS"), located at 2020 Calamos Court, Naperville, Illinois 60563, serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in Fund Shares.

Ropes & Gray LLP, located at 191 North Wacker Drive, 32nd Floor, Chicago, IL 60606, serves as legal counsel to the Trust.

Premium/Discount Information

Information showing the number of days the market price of the Fund Shares was greater (at a premium) and less (at a discount) than the Fund's NAV for the most recently completed calendar year, and the most recently completed calendar quarters since that year (or the life of the Fund, if shorter), is available at www.calamos.com.

Investments by Other Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including Fund Shares. The SEC adopted Rule 12d1-4 under the 1940 Act on November 19, 2020, which became effective January 19, 2021. The Fund is required to comply with the conditions of Rule 12d1-4, which allows, subject to certain conditions, the Fund to invest in other registered investment companies and other registered investment companies to invest in the Fund beyond the limits contained in Section 12(d)(1) of the 1940 Act.

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Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance for the period of December 2, 2024 (commencement of operations) through July 31, 2025. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's financial statements, are included in the SAI, which is available upon request.

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the year was as follows:

	December 2, 2024• through July 31,
	2025
Per share operating performance
Net asset value, beginning of year	$24.12
Income from investment operations:
Net investment income (loss)(a)	(0.11)
Net realized and unrealized gain (loss)	1.03
Total from investment operations	0.92
Less distributions to common shareholders from:
Net investment income	—
Total distributions	—
Net asset value, end of year	$25.04
Total return applicable to common shareholders
Total investment return based on:
Net asset value(b)	3.81%
Ratios to average net assets applicable to common shareholders
Net expenses	0.69	%(c)
Net investment income (loss)	(0.68	%)(c)
Supplemental data
Net assets applicable to common shareholders, end of year (000)	$55,085
Portfolio turnover rate(d)(e)	0%

  •  Commencement of operations.

  (a)  Net investment income (loss) allocated based on average shares method.

  (b)  Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

  (c)  Annualized.

  (d)  Not annualized.

  (e)  Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

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Other Information

Continuous Offering

The method by which Creation Units of Fund Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of Fund Shares are issued and sold by the Fund on an ongoing basis, a "distribution," as such term is used in the Securities Act of 1933, as amended (the "Securities Act"), may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirements and liability provisions of the Securities Act. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Fund Shares and sells the Fund Shares directly to customers or if it chooses to couple the creation of a supply of new Fund Shares with an active selling effort involving solicitation of secondary market demand for Fund Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in Fund Shares, whether or not participating in the distribution of Fund Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not "underwriters" but are participating in a distribution (as contrasted with engaging in ordinary secondary market transactions) and thus dealing with the Fund Shares that are part of an overallotment within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national exchange.

Disclaimer

The "S&P 500®" is a product of S&P Dow Jones Indices LLC or its affiliates ("SPDJI") and has been licensed for use by Calamos Advisors LLC ("Calamos Advisors"). S&P®, S&P 500®, SPX®, SPY®, US 500TM, The 500TM, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates ("S&P"); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"). It is not possible to invest directly in an index. The Fund is not sponsored or sold by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, "S&P Dow Jones Indices"). S&P Dow Jones Indices do not make any representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500® Index to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices' only relationship to Calamos Advisors with respect to the S&P 500® Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P 500® Index is determined, composed and calculated by S&P Dow Jones Indices without regard to Calamos Advisors or the Fund. S&P Dow Jones Indices have no obligation to take the needs of Calamos Advisors or the owners of the Fund into consideration in determining, composing or calculating the S&P 500® Index. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the Fund. There is no assurance that investment products based on the S&P 500® Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment adviser, commodity trading advisor, commodity pool operator, broker dealer, fiduciary, promoter" (as defined in the Investment Company Act of 1940, as amended), "expert" as enumerated within 15 U.S.C. § 77k(a) or tax advisor. Inclusion of a security, commodity, crypto currency or other asset within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, commodity, crypto currency or other asset, nor is it considered to be investment advice or commodity trading advice.

NEITHER S&P DOW JONES INDICES NOR THIRD PARTY LICENSOR GUARANTEES THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P 500® INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS)

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Other Information

WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY CALAMOS ADVISORS, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500® INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBLITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. S&P DOW JONES INDICES HAS NOT REVIEWED, PREPARED AND/OR CERTIFIED ANY PORTION OF, NOR DOES S&P DOW JONES INDICES HAVE ANY CONTROL OVER, THE LICENSEE PRODUCT REGISTRATION STATEMENT, PROSPECTUS OR OTHER OFFERING MATERIALS. THERE ARE NO THIRD-PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND CALAMOS ADVISORS, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

Summary of Certain Provisions of the Second Amended and Restated Trust Instrument

The summary below is a synopsis of certain provisions contained in the Trust's Second Amended and Restated Trust Instrument (the "Trust Instrument"). Shareholders should refer to the Trust Instrument for further information. Defined terms have the meanings contained in the Trust Instrument.

Derivative Actions

The Second Amended and Restated Trust Instrument (the "Trust Instrument") requires, within Section 9 of Article IV, that before bringing any derivative action on behalf of the Fund, Shareholders must have made a written demand to the Board of Trustees requesting that they cause the Trust or affected Series or Class, as applicable, to file the action itself.

In order to warrant consideration, any such written demand must include at least the following:

(1)  a detailed description of the action or failure to act complained of and the facts upon which each such allegation is made;

(2)  a statement to the effect that the complaining Shareholders believe that they will fairly and adequately represent the interests of similarly situated Shareholders in enforcing the right of the Trust or the affected Series or Class, as applicable and an explanation of why the complaining Shareholders believe that to be the case;

(3)  a certification that the following requirements have been met, as well as information reasonably designed to allow the Trustees to verify that certification:

(a)  each complaining Shareholder was a Shareholder of the Trust or the affected Series or Class, as applicable, at the time of the action or failure to act complained of, or acquired the Shares afterwards by operation of law from a Person who was a Shareholder at that time; and

(b)  each complaining Shareholder was a Shareholder of the Trust or the affected Series or Class, as applicable, as of the time the demand required by Section 9 of Article IV was made; and

(4)  a certification that each complaining Shareholder will be a Shareholder of the Trust or the affected Series or Class, as applicable as of the commencement of the derivative action.

The Trust Instrument further provides that at least 10% of the Shareholders of the Trust or the affected Series or Class, as applicable, must join in bringing the derivative action. This provision does not apply to claims brought under the federal securities laws.

The Trust Instrument also provides that a copy of the derivative complaint must be served on the Trust, assuming the requirements described above have already been met and the derivative action has not been barred as further described in the Trust Instrument.

Forum and Waiver of Jury Trial

Section 10 of Article X of the Trust Instrument outlines which shareholder actions must be brought in state court and which must be brought in federal court. This section states in particular that, unless the Trust consents in writing to the selection of an

CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® — DECEMBER
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Other Information

alternative forum, the Federal District Courts of the United States of America shall be the sole and exclusive forum for the resolution of any complaint asserting a cause of action arising under any federal securities law. This provision may increase costs for a shareholder to bring a claim or may limit a shareholder's ability to bring a claim in a judicial forum that they find more convenient or favorable. While the enforceability of the exclusive forum provisions may be challenged, this section also provides that if any provisions of Section 10 shall be held to be invalid, illegal or unenforceable, the validity, legality and enforceability of the remaining portions will still apply.

Section 10 of Article X of the Trust Instrument also states that shareholders and all other such persons bringing any such suit, action, or proceeding in the Superior Court in the State of Delaware waive the right to a trial by jury to the fullest extent permitted by law.

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For more detailed information on the Fund, several additional sources of information are available to you. The Fund's SAI, incorporated by reference into this prospectus, contains detailed information on the Fund's policies and operation. Additional information about the Fund's investments is available in the annual and semi-annual reports to shareholders and in Form N-CSR. In the Fund's annual reports, you will find a discussion of the market conditions and investment strategies that significantly impacted the Fund's performance during the last fiscal year. In Form N-CSR, you will find the Fund's annual and semi-annual financial statements. The Fund's most recent SAI, annual or semi-annual reports and certain other information are available free of charge by calling the Fund at (866) 363-9219, on the Fund's website at www.calamos.com or through your financial advisor. Shareholders may call the toll-free number above with any inquiries.

You may obtain this and other information regarding the Fund, including the SAI and Codes of Ethics adopted by the Adviser, Distributor and the Trust, directly from the SEC. Information on the SEC's website is free of charge. Visit the SEC's on-line EDGAR database at http://www.sec.gov. You may also request information regarding the Fund by sending a request (along with a duplication fee) to the SEC by sending an electronic request to publicinfo@sec.gov.

Calamos S&P 500® Structured Alt Protection ETF® — December

2020 Calamos Court

Naperville, IL 60563-2787

866.363.9219

www.calamos.com

SEC File
#811-22887

CPSDSTAPRO 112825

Fund Name	Ticker	Exchange
Calamos Nasdaq-100® Structured Alt Protection ETF® — March	CPNM	NYSE Arca

Prospectus November 28, 2025

The fund listed above (the "Fund") is a series of the Calamos ETF Trust (the "Trust") and an exchange-traded fund ("ETF"). The Fund lists and principally trades its shares on the NYSE Arca, Inc. ("NYSE Arca" or the "Exchange").

The U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

As described in more detail in the Fund's summary, the Fund seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the Invesco QQQ TrustSM, Series 1 ("Underlying ETF") up to a predetermined upside cap (the "Cap"), while protecting against 100% of the Underlying ETF's losses (before fees and expenses) over a period of approximately one-year (the "Outcome Period").

•  Upside Cap: A pre-determined upside return Cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Outcome Period. The Cap is determined before fees and expenses. The Cap is expected to change at the beginning of each new Outcome Period.

•  Capital Protection: Represents downside protection target equal to 100% of losses (before fees and expenses) of the Underlying ETF, over the Outcome Period. There is no guarantee the Fund will be successful in providing the sought-after downside protection.

•  Outcome Period: The approximate one-year period over which the Fund seeks to produce the Capital Protected Target Outcome. The current Outcome Period is from March 1, 2025 through February 28, 2026. The Fund will not terminate after the conclusion of the Outcome Period. After the conclusion of the Outcome Period, another will begin.

•  Together, the Upside Cap, Capital Protection, and Outcome Period makeup the Capital Protected Target Outcome (alternatively, the "Target Outcome").

•  The Target Outcome may not be achieved, and investors may lose some or all of their money. The Fund is designed to achieve the Target Outcome only if an investor buys on the first day of the Outcome Period and holds the Fund until the end of the Outcome Period.

•  If investors buy or sell on a date other than the start or end date of the Outcome Period, their returns will be different and they may incur losses in excess of the Capital Protection level (i.e., losses exceeding 0%) and they may not experience gains up to the Cap.

•  Investors considering purchasing shares after the beginning of the Outcome Period or considering selling their shares prior to the end of the Outcome Period should visit the Fund's website at www.calamos.com for important information and considerations regarding the Fund's potential outcomes.

•  In periods of extreme market volatility, or during market disruption events, the Fund's ability to offset investor losses via the Capital Protection or provide a return up to the stated upside Cap may be impaired.

•  The Fund will not terminate upon reaching the end of an Outcome Period. Rather, the Fund will rebalance, entering into a new set of options positions, thereby establishing a new Outcome Period, with a new Cap, and reset Capital Protection.

•  The Fund has characteristics unlike many traditional investment products and may not be suitable for all investors. The Fund is only appropriate for shareholders willing to bear losses, including some or all of their investment.

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Calamos Nasdaq-100® Structured Alt Protection ETF® — March

Investment Objective

Calamos Nasdaq-100® Structured Alt Protection ETF® — March (the "Fund") seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the Invesco QQQ TrustSM, Series 1 ("Underlying ETF") up to a cap of 8.17% (the "Cap"), while protecting against 100% of negative price return of the Underlying ETF (before fees and expenses), for the period from March 1, 2025 through February 28, 2026.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund ("Fund Shares"). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.69%
Distribution and/or Service Fees (12b-1)	0.00%
Other Expenses	0.00%
Total Annual Operating Expenses	0.69%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, whether you sell or hold your Fund Shares, would be:

You would pay the following expenses whether you sell or hold your Fund Shares at the end of the period:

One Year	Three Years	Five Years	Ten Years
$70	$221	$384	$859

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund ("ETF") that is designed to provide investors with the opportunity to benefit from increases in the Underlying ETF's share price up to the stated cap over a specified period of time of approximately one-year (the "Outcome Period"), while providing protection against decreases in the Underlying ETF's share price over the same Outcome Period (before taking fees and expenses into account).

Under normal market conditions, the Fund invests substantially all of its assets in FLexible EXchange Options ("FLEX Options") that reference the price performance of the Invesco QQQ TrustSM, Series 1 (the "Underlying ETF"). FLEX Options are customized equity or index option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates.

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Calamos Nasdaq-100® Structured Alt Protection ETF® — March

The Underlying ETF is an exchange-traded unit investment trust that uses a replication strategy, meaning it invests in all of the stocks in the Nasdaq-100 Index®. Invesco Capital Management LLC serves as the Underlying ETF's sponsor. The investment objective of the Underlying ETF is to seek to track the investment results, before fees and expenses, of the Nasdaq-100 Index®. The Fund's performance does not reflect the payment of dividends by the Underlying ETF. See "The Underlying ETF" for more information.

The returns an investor will receive from an investment in the Fund have characteristics that are distinct from many other investment vehicles, including the Underlying ETF. It is important that you understand these characteristics before making an investment in the Fund.

The Fund uses FLEX Options to employ a capital protected target outcome strategy. Target outcome strategies seek to produce pre-determined investment outcomes based upon the performance of an underlying security or index. The pre-determined outcomes sought by the Fund, which include capital protection to absorb 100% of losses (before fees and expenses) in the Underlying ETF (the "Capital Protection") and upside participation to a stated cap of 8.17% (before fees and expenses) (the "Cap"), are based on the price performance of the Underlying ETF over an Outcome Period.

The outcomes the Fund seeks for investors that hold Fund Shares for an entire Outcome Period are as follows, though there can be no guarantee these results will be achieved:

•  If the Underlying ETF appreciates over the Outcome Period, the combination of FLEX Options held by the Fund seeks to provide upside participation matching that of the Underlying ETF, up to a cap that is determined at the start of the Outcome Period.

•  If the Underlying ETF decreases over the Outcome Period, the combination of FLEX Options held by the Fund seeks to provide protection against 100% of Underlying ETF losses, prior to taking into account the Fund's fees and expenses.

The Fund does not seek to provide capital protection against 100% of losses (before fees and expenses) of the Underlying ETF as of any time other than the end of the Outcome Period.

For the Outcome Period beginning on March 1, 2025 through February 28, 2026, the Cap is 8.17% and the Capital Protection is 100%. When the Fund's fees and expenses are taken into account, the Cap 7.48% and the Capital Protection is 99.31%. The Cap and Capital Protection will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee.

The current Outcome Period is from March 1, 2025 through February 28, 2026. The Fund will not terminate after the conclusion of the Outcome Period. After the conclusion of the Outcome Period, another will begin. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Outcome Period. This means that the Cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The capital protection will remain the same for each Outcome Period. The Capital Protection and Cap, and the Fund's value relative to each, should be considered before investing in the Fund. The Fund will be perpetually offered and not terminate after the current or any subsequent Outcome Period. Approximately one week prior to the end of an Outcome Period, the Fund's website will be updated to alert existing shareholders that the Outcome Period is approaching its conclusion and will disclose the anticipated Cap range for the next Outcome Period. See "Subsequent Outcome Periods" for more information.

Upon conclusion of the Outcome Period, the Fund will receive the cash value of all the FLEX Options it held for that Outcome Period. It will then invest in a new series of FLEX Options with an expiration date of approximately one year in the future, and a new Outcome Period will begin. Each FLEX Option's value is ultimately derived from the performance of the Underlying ETF's share price during that time. As the terms of the FLEX Options do not change during an Outcome Period, the outcomes, including the Cap and Capital Protection discussed below, will be measured to the Fund's net asset value ("NAV") on the first day of the Outcome Period.

The stated Cap and Capital Protection may only be realized by investors who continuously hold Fund Shares from the commencement of an Outcome Period until its conclusion. An investor who purchases Fund Shares other than on the first day of an Outcome Period and/or sells Fund Shares prior to the end of an Outcome Period may experience results that are very

CALAMOS NASDAQ-100® STRUCTURED ALT PROTECTION ETF® — MARCH
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Calamos Nasdaq-100® Structured Alt Protection ETF® — March

different from the target outcomes sought by the Fund for that Outcome Period. While the Cap and Capital Protection provide the intended outcomes only for investors that hold their Fund Shares throughout the complete term of the Outcome Period, an investor can expect the value of their Fund Shares to generally move in the same direction as the Underlying ETF during the Outcome Period. If investors buy or sell on a date other than the start or end date of the Outcome Period, their returns will be different and they may incur losses in excess of the Capital Protection level (i.e., losses exceeding 0%) and they may not experience gains up to the Cap. See "Capital Protection and Cap" for more information.

The Fund's website, www.calamos.com, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Outcome Period, including the Fund's value relative to the Cap and Capital Protection. Before purchasing Fund Shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund Shares on a particular day and held through the end of the Outcome Period.

The Fund's investment objective is not a fundamental policy and therefore may be changed by the Board without shareholder approval.

The Fund seeks to generate returns that match the Underlying ETF, up to the Cap (discussed in detail below), while limiting downside losses. The hypothetical illustrations provided below are designed to illustrate the outcomes that the Fund seeks to provide for investors who hold Fund Shares for the entirety of the Outcome Period.

The hypothetical examples set forth below do not represent the performance of the Fund and investors should not rely on the hypothetical examples shown below as an indication of the actual or future performance of the Fund. There is no guarantee that the Fund will be successful in its attempt to provide the target outcomes for an Outcome Period. The returns that the Fund seeks to provide do not include the costs associated with purchasing Fund Shares and certain expenses incurred by the Fund. In the payoff profile illustration, the dotted line represents the Underlying ETF's performance, and the solid line represents the return profile gross of fees and expenses sought by the Fund in relation to the Underlying ETF's indicated performance. The bar chart below represents the Fund's hypothetical intended return profile based upon the performance of the Underlying ETF.

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Calamos Nasdaq-100® Structured Alt Protection ETF® — March

Explanation of diagram:

1.  Calamos Nasdaq-100® Structured Alt Protection ETF® — March Participation Layer: The dotted grey line represents the first layer, which involves purchasing a near zero-strike (i.e., deep in-the-money) call on the reference asset, at a pre-determined strike to provide full participation to the price return of the underlying reference asset. In other words, the full price participation provided by this layer provides potential gains and losses that are tantamount to that of owning the underlying reference asset outright, except that this layer does not participate in the dividend yield of the underlying reference asset.

2.  Capital Protection Layer: The solid grey line represents the second layer, which involves purchasing an at-the-money put option, which produces protection equal to 100% of losses (before fees and expenses) of the price return of the reference asset, over the Outcome Period.

3.  Upside Participation Layer (the "Cap"): The solid black line illustrates the final layer, which involves selling an out-of-the-money call, thereby creating the upside cap. The strike price at which the call is sold is determined so that the combined net options purchase price is approximately equal to the underlying asset's current value. The cost of this layer is a credit equal to the price that would make the total package "no-cost" or fully financed.

The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act").

Capital Protection and Cap

The Fund seeks to provide capital protection to absorb 100% of losses (before fees and expenses) of the Underlying ETF at the end of each Outcome Period. When the Fund's management fees are taken into account, the Capital Protection level is reduced to 99.31%. The Capital Protection level will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. If the Fund is required to increase its holdings of cash during the Outcome Period to pay fees and expenses incurred by the Fund, the Capital Protection level may be further reduced. The Fund does not seek to provide capital protection against 100% of losses (before fees and expenses) of the Underlying ETF as of any time other than the end of the Outcome Period.

During the Outcome Period, there may be periods of significant disparity between the Fund's NAV and the Underlying ETF's price performance. As the Underlying ETF price and the Fund's NAV change over the Outcome Period, an investor acquiring Fund Shares after the start of the Outcome Period will likely have a different return potential than an investor who purchased Fund Shares at the start of the Outcome Period. This is because while the Cap and Capital Protection for the Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of an Outcome Period

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Calamos Nasdaq-100® Structured Alt Protection ETF® — March

and remain constant throughout the Outcome Period, an investor purchasing Fund Shares at market value during the Outcome Period likely purchased Fund Shares at a price that is different from the Fund's NAV at the start of the Outcome Period (i.e., the NAV that the Cap and Capital Protection reference). For example, if an investor purchases Fund Shares during an Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Outcome Period (the "Initial Fund Value"), that investor's Cap will essentially be decreased by the amount of the increase in the Underlying ETF's value, and the capital protection will not set in until the Fund's NAV returns to its Initial Fund Value (i.e., a shareholder must experience losses prior to gaining the protection offered by the Fund's Capital Protection because the Fund must first decrease in value to its Initial Fund Value for the Outcome Period before subsequent losses will be protected by the Capital Protection). Conversely, if an investor purchases Fund Shares during an Outcome Period at a time when the Underlying ETF has decreased in value, the Fund's NAV may dip below the Initial Fund Value. However, in this scenario, that investor's potential gain could be larger than the Fund's Cap for the Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Outcome Period through the date the investor purchased its Fund Shares plus any additional gains between the Initial Fund Value and the Cap. There is no guarantee that the Fund will recover such value or experience such gains. The Cap and capital protection relative to the Initial Fund Value, however, will not change over the Outcome Period.

While the Fund seeks to provide protection against losses experienced by the Underlying ETF (before fees and expenses) for shareholders who hold Fund Shares for an entire Outcome Period, there is no guarantee it will successfully do so. If the Fund's NAV has increased significantly, a shareholder that purchases Fund Shares after the first day of an Outcome Period could lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear those losses. There is no guarantee the capital protection and cap will be successful and a shareholder investing at the beginning of an Outcome Period could also lose their entire investment.

The returns of the Fund are subject to a cap for each Outcome Period, calculated (before fees and expenses) at the beginning of each Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return Cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Outcome Period. If the Underlying ETF experiences any percentage gains over the amount of the Cap, Fund shareholders will not experience those gains. Therefore, regardless of the price return of the Underlying ETF, the Cap (net of fees) is the maximum return an investor can achieve from an investment in the Fund for that Outcome Period. The Cap is set on the first day of each Outcome Period. The Cap is provided prior to taking into account annual Fund management fees of 0.69% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses (such as unexpected litigation) incurred by the Fund. The pre-determined Cap applicable to an Outcome Period will vary based on prevailing market conditions at the time that the Cap is set, including interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the FLEX Options.

The Cap level is a result of the design of the Fund's principal investment strategy. To provide the Capital Protected Target Outcome, the Fund purchases and sells a series of put and call FLEX Options on or around the last business day of the month prior to the beginning of an Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The Adviser will calculate the amount of premiums that the Fund will owe on the put options acquired to provide the Capital Protection and will then sell call FLEX Options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The Cap is the strike price of those FLEX Options the Fund is selling. The Cap, and the Fund's value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund Shares during an Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Outcome Period to a level near the Cap, an investor purchasing Fund Shares will have limited to no gain potential for the remainder of the Outcome Period (because the investor's potential gain will be limited to the difference between the Fund's NAV on the date the investor purchased the Fund Shares and the Cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which it purchased its Fund Shares and the Initial Fund Value for the Outcome Period before subsequent losses will be protected by the Capital Protection. If an investor buys Fund Shares when the price exceeds the Cap, an investor selling their shares at the end of the Outcome Period

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Calamos Nasdaq-100® Structured Alt Protection ETF® — March

will not experience any gain regardless of the price return of the Underlying ETF. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Outcome Period, and an investor may experience returns on the Fund significantly below the Cap.

In periods of extreme market volatility or during market disruption events, the Fund's ability to offset investor losses through the use of the FLEX Options to achieve the stated Capital Protection, or provide a return up to the stated upside Cap may be impaired, resulting in an upside limit significantly below the Cap and downside protection significantly lower than full capital protection (i.e., losses greater than 0%), because the Fund may not be able to trade or exercise existing FLEX Options, or may not receive timely payment from its counterparties. An investor may lose their entire investment and an investment in the Fund is only appropriate for investors willing to bear those losses.

For each Outcome Period, the Fund will invest in both purchased and written put and call FLEX Options that reference the Underlying ETF. Because the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options impact the correlation between the Fund's NAV and the price of the Underlying ETF.

General Information about FLEX Options

FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation ("OCC"). The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the "buyer for every seller and the seller for every buyer," with the goal of protecting clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events, as more fully described in the Fund's Statement of Additional Information. Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and subject to the risk that the OCC may fail to perform the settlement of the FLEX Options due to bankruptcy or other adverse reasons. The FLEX Options that the Fund will hold that reference the Underlying ETF will give the Fund the right or the obligation to either receive or deliver shares of the Underlying ETF, or the right or the obligation to either receive or deliver a cash payment on the option expiration date based upon the difference between the Underlying ETF's value and a strike price, depending on whether the option is a put or call option and whether the Fund purchases or sells the option. The FLEX Options held by the Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date. The Fund will generally, under normal conditions, hold FLEX Options for each Outcome Period. The Fund will purchase call options (giving the Fund the right to receive shares of the Underlying ETF or a cash payment) and put options (giving the Fund the right to deliver shares of the Underlying ETF or a cash payment), while simultaneously selling (i.e., writing) call options (giving the Fund the obligation to deliver shares of the Underlying ETF or a cash payment). The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the Fund expects the FLEX Options to be fully covered and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchanges on which the FLEX Options are listed do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts but may charge transaction fees. Each of the FLEX Options purchased and sold throughout the Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Outcome Period. On the Flex Options expiration date, the Fund intends to sell the Flex Options prior to their expiration or cash-settle the Flex Options and use the resulting proceeds to purchase new Flex Options for the next Outcome Period.

The Underlying ETF

The Underlying ETF is an exchange-traded unit investment trust that uses a full replication strategy, meaning it invests in all of the stocks in the Nasdaq-100 Index®. Invesco Capital Management LLC ("Invesco") serves as the Underlying ETF's sponsor. The investment objective of the Underlying ETF is to seek to track the investment results, before fees and expenses, of the Nasdaq-100 Index® (the "Index"). See below for a description of the Underlying ETF's principal investment strategies and risks. You can find the Underlying ETF's prospectus and other information about the ETF, online at https://www.invesco.com/us/qqq-etf/.

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Calamos Nasdaq-100® Structured Alt Protection ETF® — March

The summary information below regarding the Underlying ETF comes from its filings with the SEC. You are urged to refer to the SEC filings made by the Underlying ETF and to other publicly available information (e.g., the Underlying ETF's annual reports) to obtain an understanding of the Underlying ETF's business and financial prospects. The following description of the Underlying ETF's principal investment strategies was taken directly from the Underlying ETF's prospectus, dated January 31, 2025, as revised July 17, 2025 ("QQQ®" refers to the Underlying ETF; other defined terms have been modified).

The investment objective of QQQ® is to seek to track the investment results, before fees and expenses, of the Index (the component securities of the Index are sometimes referred to in QQQ®'s prospectus as "Index Securities"). There can be no assurance that this investment objective will be met fully.

QQQ® holds the Portfolio (defined as QQQ®'s portfolio of equity securities or, in the case of securities not yet delivered in connection with purchases made by QQQ® or portfolio deposits, confirmations of contracts to purchase such securities) and cash and is not actively managed by traditional methods, which typically involve effecting changes in the Portfolio on the basis of judgments made relating to economic, financial and market considerations. To maintain the correspondence between the composition and weights of the securities in QQQ® (the "Securities") and the stocks in the Nasdaq-100 Index®, QQQ®'s trustee (The Bank of New York Mellon) adjusts the Securities from time to time to conform to periodic changes in the identity and/or relative weights of Index Securities.

The Index is composed of securities issued by 100 of the largest non-financial companies listed on the Nasdaq Global Select Market® or Nasdaq Global Market® by market capitalization. ... The Index was first published in January 1985 and includes companies across a variety of major industry groups. The Index does not contain financial companies, including registered investment companies. ... Current information regarding the market value of the Index is available from Nasdaq® as well as numerous market information services.

As of September 30, 2025, the Underlying ETF had significant investments in information technology companies.

Subsequent Outcome Periods

The Fund will alert existing shareholders to the new Cap at the beginning of each new Outcome Period in the following manner:

1.  Approximately one week prior to the end of the current Outcome Period, the Fund will make a sticker filing that will alert existing shareholders that the Outcome Period is approaching its conclusion and disclose the anticipated Cap range for the next Outcome Period. This filing will be mailed to existing shareholders.

2.  Following the close of business on the last day of the Outcome Period, the Fund will make a sticker filing that discloses the Fund's Cap for the next Outcome Period. This filing will be mailed to existing shareholders.

3.  On the first day of the new Outcome Period, the Fund will file a full prospectus that incorporates the sticker filing from the previous evening which replaces the Caps/dates associated with the previous Outcome Period with the Caps/dates associated with the new Outcome Period. Correspondingly, the Fund will file a revised summary prospectus that reflects such changes.

The information referenced above will also be available on the Fund's website at www.calamos.com.

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. You should not consider investing in the Fund if your investment objective differs from the Fund's investment objective or if you are not willing to accept the principal risks associated with an investment in the Fund. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks are presented in alphabetical order to facilitate

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Calamos Nasdaq-100® Structured Alt Protection ETF® — March

finding particular risks and comparing them with other funds. Each risk summarized below is considered a "principal risk" of investing in the Fund, regardless of the order in which it appears. The principal risks of investing in the Fund include:

•  Authorized Participant Concentration Risk — Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs, such as the Fund, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

•  Cap Change Risk — A new Cap is established at the beginning of each Outcome Period and is dependent on prevailing market conditions at the time the Cap is established. As such, the Cap may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods. Investors should monitor the changes in the Cap for each Outcome Period, information for which will be made available pursuant to the procedure outlined in the Fund's prospectus.

•  Capital Protection Risk — There can be no guarantee that the Fund will be successful in its strategy to provide protection against 100% of Underlying ETF losses if the Underlying ETF's share price decreases over the duration of the Outcome Period. The Fund's strategy seeks to deliver returns that match those of the Underlying ETF (up to the Cap), while limiting downside losses, if Fund Shares are held at the time at which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Fund Shares after the FLEX Options were entered into or sells Fund Shares prior to the expiration of the FLEX Options, the Capital Protection that the Fund seeks to provide may not be available. If the Outcome Period has begun and the Underlying ETF has increased in value, the Capital Protection will not protect any decreases in the value of the Underlying ETF to the extent of such appreciation, and therefore an investor may experience losses from this appreciated value until the Fund reaches its original NAV from the commencement of the Outcome Period. Similarly, if an investor purchases Fund Shares after the commencement of the Outcome period and the Underlying ETF has increased in value, an investor purchasing Shares at that point will not benefit from the Capital Protection until the Underlying ETF's value decreases to its original value at the commencement of the Outcome Period. Accordingly, such investor will not receive the protection that the Fund seeks to provide until the Fund experiences losses that return it to its value at the commencement of the Outcome Period. If the FLEX Options (and therefore the Capital Protection) do not perform as expected, an investor may experience significant losses on its investment, including the loss of its entire investment.

•  Capped Upside Risk — The Fund's strategy seeks to provide returns that are subject to the Cap. In the event that the Underlying ETF experiences gains in excess of the Cap for the Outcome Period, the Fund will not participate in, and will underperform the Underlying ETF to the extent of, those gains beyond the Cap. The Fund's strategy seeks to deliver returns that match those of the Underlying ETF (up to the Cap), while protecting against the entirety of downside losses of the Underlying ETF, if Fund Shares are held at the time at which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Fund Shares after the FLEX Options were entered into, there may be little or no ability for that investor to experience an investment gain on their Fund Shares (and such investor may be subjected to potential losses between that Fund Share price and the Fund's NAV at the commencement of the Outcome Period). Further, because the FLEX Options are designed to produce returns that match the price return of the Underlying ETF (subject to the Cap) on the last day of the Outcome Period, if an investor sells Fund Shares prior to the expiration date of the FLEX Options such investor may sell at a point where the Fund's performance does not match the performance of the Underlying ETF over the Outcome Period, and therefore may sell at a point where the Fund has underperformed the Underlying ETF.

•  Cash Holdings Risk — To the extent the Fund holds cash positions, the Fund risks achieving lower returns and potential lost opportunities to participate in market appreciation which could negatively impact the Fund's performance and ability to achieve its investment objective.

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Calamos Nasdaq-100® Structured Alt Protection ETF® — March

•  Clearing Member Default Risk — Transactions in some types of derivatives, including FLEX Options, are required to be centrally cleared ("cleared derivatives"). In a transaction involving cleared derivatives, the Fund's counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house ("clearing members") can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member's individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its FLEX Options may, in certain circumstances, be used to satisfy losses of other clients of the Fund's clearing member. In addition, although clearing members guarantee performance of their clients' obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member's bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund's behalf, which heightens the risks associated with a clearing member's default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund's ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund's behalf, the Fund may be unable to effectively implement its investment strategy.

•  Correlation Risk — The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods, consistent with the Fund's valuation policy. Because a component of the FLEX option's value will be affected by, among other things, changes in the Underlying ETF's share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF's share price and the remaining time until the FLEX Options expire, the value of the Fund's FLEX Options positions is not anticipated to increase or decrease at the same rate as the Underlying ETF's share price, and it is possible they may move in different directions, and as a result, the Fund's NAV may not increase or decrease at the same rate as the Underlying ETF's share price. The Fund's strategy is designed to produce the outcomes upon the expiration of the FLEX Options on the last business day of the Outcome Period, and it should not be expected that the outcomes will be provided at any point other than the end of the Outcome Period.

•  Costs of Buying and Selling Fund Shares — Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

•  Derivatives Risk — Derivatives are instruments, such as options, futures and forward foreign currency contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. In addition, derivative instruments are subject to counterparty risk, meaning that the party with whom the Fund enters into a derivative transaction may experience a significant credit event and/or may be unwilling or unable to make timely settlement payments or otherwise honor its obligations. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.

•  Equity Securities Risk — The securities markets are volatile, and the market prices of the Underlying ETF's securities may decline generally. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. If the market prices of the securities owned by the Underlying ETF fall, the value of your investment in the Fund will decline.

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Calamos Nasdaq-100® Structured Alt Protection ETF® — March

•  FLEX Options Risk — The Fund may invest in FLEX Options issued and guaranteed for settlement by The Options Clearing Corporation ("OCC"). FLEX Options are customized option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be illiquid, and in such cases, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options and changing volatility levels of the reference asset. In connection with the creation and redemption of Fund Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Fund at prices that reflect the market price of the Fund Shares, the Fund's NAV and, in turn the share price of the Fund, could be negatively impacted. The Fund may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless.

•  Investment Timing Risk — An investor who purchases Fund Shares other than on the first day of the options package and/or sells Fund Shares before the options package expires may not experience the 100% downside protection or upside participation in the Underlying ETF. The Fund's downside protection and upside participation of the Underlying ETF may only be available for investors who hold Fund Shares throughout the complete term of the options package. An investor can expect their Fund Shares to move generally in the same direction as the Underlying ETF during the one-year options package. However, Fund Shares may not experience the same price movement as the price movement of the Underlying ETF. During the duration of the option package, there may be periods of significant disparity between the Fund's NAV and the Underlying ETF's price performance. For example, if an investor purchases Fund Shares during an options package period at a time when the Underlying ETF's share price has increased from its price at the beginning of the options package period, the investor may not be 100% protected against Underlying ETF downside losses. In addition, if an investor purchases Fund Shares during an options package period at a time when the Underlying ETF's share price has increased from its price at the beginning of the options package period, that investor's cap will essentially be decreased from the stated Cap by the amount of the increase in the Underlying ETF's value.

•  Large-Capitalization Investing Risk — Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks. In addition, larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer preferences. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•  Liquidity Risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

•  Liquidity Risk — FLEX Options — In the event that trading in the underlying FLEX Options is limited or absent, the value of the Fund's FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities, including certain non-customized option contracts. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. Additionally, the liquidation of a large number of FLEX Options may more significantly impact the price in a less liquid market. Further, the Fund requires a sufficient number of participants to facilitate the purchase and sale of options on an exchange to provide liquidity to the Fund for its FLEX Option positions. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

CALAMOS NASDAQ-100® STRUCTURED ALT PROTECTION ETF® — MARCH
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Calamos Nasdaq-100® Structured Alt Protection ETF® — March

•  Market Maker Risk — If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund's net asset value and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of the Fund Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund's portfolio securities and the Fund's market price. This reduced effectiveness could result in Fund Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Fund Shares.

•  Market Risk — The risk that the securities markets will increase or decrease in value is considered market risk and applies to any security. If there is a general decline in the stock or fixed-income market, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests.

•  New Fund Risk — The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

•  Non-Diversification Risk — The Fund is classified as "non-diversified" under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code").

•  Options Risk — The Fund's ability to close out its position as a purchaser or seller of an over-the-counter or exchange-listed put or call option is dependent, in part, upon the liquidity of the options market. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Fund's ability to utilize options successfully will depend on the ability of the Fund's investment adviser to predict pertinent market movements, which cannot be assured. The Fund may also purchase or write over-the-counter put or call options, which involves risks different from, and possibly greater than, the risks associated with exchange-listed put or call options. Over-the-counter put or call options may expose the Fund to the risk that a counterparty may be unable or unwilling to perform according to a contract, and that any deterioration in a counterparty's creditworthiness could adversely affect the instrument. In addition, the Fund may be exposed to a risk that losses may exceed the amount originally invested.

•  Premium-Discount Risk — Fund Shares may trade above or below their NAV. The market prices of Fund Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Fund Shares on the Exchange. The trading price of Fund Shares may deviate significantly from NAV during periods of market volatility.

•  Secondary Market Trading Risk — Investors buying or selling Fund Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund Shares. Although the Fund Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Fund Shares on the Exchange may be halted.

•  Sector Risk — To the extent the Underlying ETF invests a significant portion of its assets in a particular sector, a greater portion of the Fund's performance may be affected by the general business and economic conditions affecting that sector. Each sector may share economic risk with the broader market, however there may be economic risks specific to each sector. As a result, returns from those sectors may trail returns from the overall stock market, and it is possible that the Underlying ETF may underperform the broader market.

•  Tax Risk — The Fund intends to elect and to qualify each year to be treated as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The federal income tax treatment of the securities in which the Fund may invest, including the Fund's option strategy, may not be clear or may be subject to recharacterization by the Internal Revenue Service. It could be more difficult to comply with the tax requirements applicable to RICs if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the Internal Revenue Service. Any such failure to comply with the rules applicable to RICs could cause the Fund to fail to qualify as such. To qualify and maintain its status as a RIC, the Fund must meet certain

PROSPECTUS | November 28, 2025
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Calamos Nasdaq-100® Structured Alt Protection ETF® — March

income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published Internal Revenue Service guidance or case law on how to determine the "issuer" of certain derivatives that the Fund will enter into. Based upon the language in the legislative history, the Fund intends to treat the issuer of an equity option as the referenced asset and to treat any income it may derive from an equity option as "qualifying income" under the provisions of the Code applicable to RICs. In the case of FLEX Options, assuming the referenced asset qualifies as a RIC, treating the issuer as the referenced asset would allow the Fund to count the FLEX Options as automatically diversified investments under the RIC diversification requirements. If the income is not qualifying income or the issuer of equity options, including FLEX Options, is not appropriately the referenced asset, the Fund may not qualify, or may be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund's taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

The Fund's investments in offsetting positions with respect to the Underlying ETF may affect the character of gains or losses realized by the Fund under the Code's "straddle" rules and may increase the amount of short-term capital gain realized by the Fund. Certain options the Fund holds may not qualify as "Section 1256 contracts" under Section 1256 of the Code, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

There is a risk that if the offsetting FLEX Options are held by a single person, the IRS may take the position that the FLEX Options, viewed together, should be treated as a single debt instrument for federal tax purposes. The result of such a position would be that the Fund would fail the RIC diversification tests, causing the RIC to be taxed as a C corporation, unless certain cure rights based upon reasonable cause may apply. The Fund has obtained an opinion of tax counsel that the FLEX Options should not be collapsed into a single instrument. However, such an opinion is not binding upon the IRS or the courts.

•  Trading Issues Risk — Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange's "circuit breaker" rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund's assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.

•  Underlying ETF Risk — The Fund invests in FLEX Options that reference an ETF, which subjects the Fund to certain of the risks of owning shares of an ETF as well as the types of instruments in which the Underlying ETF invests. The value of an ETF will fluctuate over time based on fluctuations in the values of the securities held by the ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. In addition, ETFs are subject to absence of an active market risk, premium/discount risk, tracking error risk and trading issues risk. Brokerage, tax and other expenses may negatively impact the performance of the Underlying ETF and, in turn, the value of the Fund's shares. An ETF that tracks an index may not exactly match the performance of the index due to cash drag, differences between the portfolio of the ETF and the components of the index, expenses and other factors.

•  Valuation Risk — During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options may become more difficult. In market environments where there is reduced availability of reliable objective pricing data, the judgment of the Fund's investment adviser in determining the fair value of the security may play a greater role. While such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.

CALAMOS NASDAQ-100® STRUCTURED ALT PROTECTION ETF® — MARCH
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Calamos Nasdaq-100® Structured Alt Protection ETF® — March

Fund Performance

The Fund commenced operations on March 3, 2025, and thus does not yet have annual returns for a full calendar year. Accordingly, performance data is not included. Performance information is available at no cost by visiting www.calamos.com. Past performance (before and after taxes) is not an indication of future performance.

Investment Adviser

Calamos Advisors LLC ("Calamos Advisors" or the "Adviser")

Portfolio Managers

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH ADVISER
David O'Donohue	Since March 2025	SVP, Sr. Co-Portfolio Manager
Jimmy Young	Since March 2025	SVP, Co-Portfolio Manager
Eli Pars	Since March 2025	SVP, Sr. Co-Portfolio Manager
Jason Hill	Since March 2025	SVP, Sr. Co-Portfolio Manager
Anthony Vecchiolla	Since March 2025	VP, Co-Portfolio Manager
Jordan Rosenfeld	Since November 2025	VP, Co-Portfolio Manager

PROSPECTUS | November 28, 2025
13

Other Important Information Regarding Fund Shares

Portfolio Holdings. The Fund's portfolio holdings are disclosed on its website daily after the close of trading on the Exchange and prior to the opening of trading on the Exchange the following day. A description of the Fund's policies and procedures with respect to the disclosure of such Fund's portfolio holdings is available in the Fund's Statement of Additional Information ("SAI").

Premium/Discount Information. Information about the premiums and discounts at which the Fund's Shares have traded will be available at www.calamos.com.

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as "Creation Units." Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the "bid-ask spread"). Recent information regarding the Fund's NAV, market price, premiums and discounts, and bid-ask spreads is available at https://www.calamos.com/.

Tax Information

Net investment income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute net investment income and capital gains, if any, at least annually.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), such Fund and its related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

CALAMOS NASDAQ-100® STRUCTURED ALT PROTECTION ETF® — MARCH
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Additional Information About Investment Strategies and Related Risks

The Fund's investment objective and each of the policies described herein are non-fundamental policies that may be changed by the Board of Trustees of the Trust (the "Board") without shareholder approval. The Fund may liquidate and terminate at any time without shareholder approval.

What are the investment objectives and principal strategies for the Fund?

The Fund is an actively managed exchange-traded fund ("ETF") that is designed to provide investors with the opportunity to benefit from increases in the Underlying ETF's share price up to the stated cap over a specified period of time of approximately one-year (the "Outcome Period"), while providing protection against decreases in the Underlying ETF's share price over the same Outcome Period (before taking fees and expenses into account).

Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange Options ("FLEX Options") that reference the price performance of the Invesco QQQ TrustSM, Series 1 (the "Underlying ETF"). FLEX Options are customized equity or index option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates.

The Underlying ETF is an exchange-traded unit investment trust that uses a replication strategy, meaning it invests in all of the stocks in the Nasdaq-100 Index®. Invesco Capital Management LLC serves as the Underlying ETF's sponsor. The investment objective of the Underlying ETF is to seek to track the investment results, before fees and expenses, of the Nasdaq-100 Index®. The Fund's performance does not reflect the payment of dividends by the Underlying ETF. See "The Underlying ETF" for more information.

The returns an investor will receive from an investment in the Fund have characteristics that are distinct from many other investment vehicles, including the Underlying ETF. It is important that you understand these characteristics before making an investment in the Fund.

The Fund uses FLEX Options to employ a capital protected target outcome strategy. Target outcome strategies seek to produce pre-determined investment outcomes based upon the performance of an underlying security or index. The pre-determined outcomes sought by the Fund, which include capital protection to absorb 100% of losses (before fees and expenses) in the Underlying ETF (the "Capital Protection") and upside participation to a stated cap of 8.17% (before fees and expenses) (the "Cap"), are based on the price performance of the Underlying ETF over an Outcome Period.

The outcomes the Fund seeks for investors that hold Fund Shares for an entire Outcome Period are as follows, though there can be no guarantee these results will be achieved:

•  If the Underlying ETF appreciates over the Outcome Period, the combination of FLEX Options held by the Fund seeks to provide upside participation matching that of the Underlying ETF, up to a cap that is determined at the start of the Outcome Period.

•  If the Underlying ETF decreases over the Outcome Period, the combination of FLEX Options held by the Fund seeks to provide protection against 100% of Underlying ETF losses, prior to taking into account the Fund's fees and expenses.

The Fund does not seek to provide capital protection against 100% of losses (before fees and expenses) of the Underlying ETF as of any time other than the end of the Outcome Period.

For the Outcome Period beginning on March 1, 2025 through February 28, 2026, the Cap is 8.17% and the Capital Protection is 100%. When the Fund's fees and expenses are taken into account, the Cap is 7.48% and the Capital Protection is 99.31%. The Cap and Capital Protection will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee.

The current Outcome Period is from March 1, 2025 through February 28, 2026. The Fund will not terminate after the conclusion of the Outcome Period. After the conclusion of the Outcome Period, another will begin. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Outcome Period. This means that the Cap will change for each Outcome Period based upon prevailing market conditions

PROSPECTUS | November 28, 2025
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Additional Information About Investment Strategies and Related Risks

at the beginning of each Outcome Period. The capital protection will remain the same for each Outcome Period. The Capital Protection and Cap, and the Fund's value relative to each, should be considered before investing in the Fund. The Fund will be perpetually offered and not terminate after the current or any subsequent Outcome Period. Approximately one week prior to the end of an Outcome Period, the Fund's website will be updated to alert existing shareholders that the Outcome Period is approaching its conclusion and will disclose the anticipated Cap range for the next Outcome Period. See "Subsequent Outcome Periods" for more information.

Upon conclusion of the Outcome Period, the Fund will receive the cash value of all the FLEX Options it held for that Outcome Period. It will then invest in a new series of FLEX Options with an expiration date of approximately one year in the future, and a new Outcome Period will begin. Each FLEX Option's value is ultimately derived from the performance of the Underlying ETF's share price during that time. As the terms of the FLEX Options do not change during an Outcome Period, the outcomes, including the Cap and Capital Protection discussed below, will be measured to the Fund's net asset value ("NAV") on the first day of the Outcome Period.

The stated Cap and Capital Protection may only be realized by investors who continuously hold Fund Shares from the commencement of an Outcome Period until its conclusion. An investor who purchases Fund Shares other than on the first day of an Outcome Period and/or sells Fund Shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. While the Cap and Capital Protection provide the intended outcomes only for investors that hold their Fund Shares throughout the complete term of the Outcome Period, an investor can expect the value of their Fund Shares to generally move in the same direction as the Underlying ETF during the Outcome Period. If investors buy or sell on a date other than the start or end date of the Outcome Period, their returns will be different and they may incur losses in excess of the Capital Protection level (i.e., losses exceeding 0%) and they may not experience gains up to the Cap. See "Capital Protection and Cap" for more information.

The Fund's website, www.calamos.com, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Outcome Period, including the Fund's value relative to the Cap and Capital Protection. Before purchasing Fund Shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund Shares on a particular day and held through the end of the Outcome Period.

The Fund's investment objective is not a fundamental policy and therefore may be changed by the Board without shareholder approval.

The Fund seeks to generate returns that match the Underlying ETF, up to the Cap (discussed in detail below), while limiting downside losses. The hypothetical illustrations provided below are designed to illustrate the outcomes that the Fund seeks to provide for investors who hold Fund Shares for the entirety of the Outcome Period.

The hypothetical examples set forth below do not represent the performance of the Fund and investors should not rely on the hypothetical examples shown below as an indication of the actual or future performance of the Fund. There is no guarantee that the Fund will be successful in its attempt to provide the target outcomes for an Outcome Period. The returns that the Fund seeks to provide do not include the costs associated with purchasing Fund Shares and certain expenses incurred by the Fund. In the payoff profile illustration, the dotted line represents the Underlying ETF's performance, and the solid line represents the return profile gross of fees and expenses sought by the Fund in relation to the Underlying ETF's indicated performance. The bar chart below represents the Fund's hypothetical intended return profile based upon the performance of the Underlying ETF.

CALAMOS NASDAQ-100® STRUCTURED ALT PROTECTION ETF® — MARCH
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Additional Information About Investment Strategies and Related Risks

Explanation of diagram:

1.  Calamos Nasdaq-100® Structured Alt Protection ETF® — March Participation Layer: The dotted grey line represents the first layer, which involves purchasing a near zero-strike (i.e., deep in-the-money) call on the reference asset, at a pre-determined strike to provide full participation to the price return of the underlying reference asset. In other words, the full price participation provided by this layer provides potential gains and losses that are tantamount to that of owning the underlying reference asset outright, except that this layer does not participate in the dividend yield of the underlying reference asset.

2.  Capital Protection Layer: The solid grey line represents the second layer, which involves purchasing an at-the-money put option, which produces protection equal to 100% of losses (before fees and expenses) of the price return of the reference asset, over the Outcome Period.

3.  Upside Participation Layer (the "Cap"): The solid black line illustrates the final layer, which involves selling an out-of-the-money call, thereby creating the upside cap. The strike price at which the call is sold is determined so that the combined net options purchase price is approximately equal to the underlying asset's current value. The cost of this layer is a credit equal to the price that would make the total package "no-cost" or fully financed.

PROSPECTUS | November 28, 2025
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Additional Information About Investment Strategies and Related Risks

The Fund Is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act").

Capital Protection and Cap

The Fund seeks to provide capital protection to absorb 100% of losses (before fees and expenses) of the Underlying ETF at the end of each Outcome Period. When the Fund's management fees are taken into account, the Capital Protection level is reduced to 99.31%. The Capital Protection level will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. If the Fund is required to increase its holdings of cash during the Outcome Period to pay fees and expenses incurred by the Fund, the Capital Protection level may be further reduced. The Fund does not seek to provide capital protection against 100% of losses (before fees and expenses) of the Underlying ETF as of any time other than the end of the Outcome Period.

During the Outcome Period, there may be periods of significant disparity between the Fund's NAV and the Underlying ETF's price performance. As the Underlying ETF price and the Fund's NAV change over the Outcome Period, an investor acquiring Fund Shares after the start of the Outcome Period will likely have a different return potential than an investor who purchased Fund Shares at the start of the Outcome Period. This is because while the Cap and Capital Protection for the Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of an Outcome Period and remain constant throughout the Outcome Period, an investor purchasing Fund Shares at market value during the Outcome Period likely purchased Fund Shares at a price that is different from the Fund's NAV at the start of the Outcome Period (i.e., the NAV that the Cap and Capital Protection reference). For example, if an investor purchases Fund Shares during an Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Outcome Period (the "Initial Fund Value"), that investor's Cap will essentially be decreased by the amount of the increase in the Underlying ETF's value, and the capital protection will not set in until the Fund's NAV returns to its Initial Fund Value (i.e., a shareholder must experience losses prior to gaining the protection offered by the Fund's Capital Protection because the Fund must first decrease in value to its Initial Fund Value for the Outcome Period before subsequent losses will be protected by the Capital Protection). Conversely, if an investor purchases Fund Shares during an Outcome Period at a time when the Underlying ETF has decreased in value, the Fund's NAV may dip below the Initial Fund Value. However, in this scenario, that investor's potential gain could be larger than the Fund's Cap for the Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Outcome Period through the date the investor purchased its Fund Shares plus any additional gains between the Initial Fund Value and the Cap. There is no guarantee that the Fund will recover such value or experience such gains. The Cap and capital protection relative to the Initial Fund Value, however, will not change over the Outcome Period.

CALAMOS NASDAQ-100® STRUCTURED ALT PROTECTION ETF® — MARCH
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Additional Information About Investment Strategies and Related Risks

While the Fund seeks to provide protection against losses experienced by the Underlying ETF (before fees and expenses) for shareholders who hold Fund Shares for an entire Outcome Period, there is no guarantee it will successfully do so. If the Fund's NAV has increased significantly, a shareholder that purchases Fund Shares after the first day of an Outcome Period could lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear those losses. There is no guarantee the capital protection and cap will be successful and a shareholder investing at the beginning of an Outcome Period could also lose their entire investment.

The returns of the Fund are subject to a cap for each Outcome Period, calculated (before fees and expenses) at the beginning of each Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return Cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Outcome Period. If the Underlying ETF experiences any percentage gains over the amount of the Cap, Fund shareholders will not experience those gains. Therefore, regardless of the price return of the Underlying ETF, the Cap (net of fees) is the maximum return an investor can achieve from an investment in the Fund for that Outcome Period. The Cap is set on the first day of each Outcome Period. The Cap is provided prior to taking into account annual Fund management fees of 0.69% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses (such as unexpected litigation) incurred by the Fund. The pre-determined Cap applicable to an Outcome Period will vary based on prevailing market conditions at the time that the Cap is set, including interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the FLEX Options.

The Cap level is a result of the design of the Fund's principal investment strategy. To provide the Capital Protected Target Outcome, the Fund purchases and sells a series of put and call FLEX Options on or around the last business day of the month prior to the beginning of an Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The Adviser will calculate the amount of premiums that the Fund will owe on the put options acquired to provide the Capital Protection and will then sell call FLEX Options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The Cap is the strike price of those FLEX Options the Fund is selling. The Cap, and the Fund's value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund Shares during an Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Outcome Period to a level near the Cap, an investor purchasing Fund Shares will have limited to no gain potential for the remainder of the Outcome Period (because the investor's potential gain will be limited to the difference between the Fund's NAV on the date the investor purchased the Fund Shares and the Cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which it purchased its Fund Shares and the Initial Fund Value for the Outcome Period before subsequent losses will be protected by the Capital Protection. If an investor buys Fund Shares when the price exceeds the Cap, an investor selling their shares at the end of the Outcome Period will not experience any gain regardless of the price return of the Underlying ETF. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Outcome Period, and an investor may experience returns on the Fund significantly below the Cap.

In periods of extreme market volatility or during market disruption events, the Fund's ability to offset investor losses through the use of the FLEX Options to achieve the stated Capital Protection, or provide a return up to the stated upside Cap may be impaired, resulting in an upside limit significantly below the Cap and downside protection significantly lower than full capital protection (i.e., losses greater than 0%), because the Fund may not be able to trade or exercise existing FLEX Options, or may not receive timely payment from its counterparties. An investor may lose their entire investment and an investment in the Fund is only appropriate for investors willing to bear those losses.

For each Outcome Period, the Fund will invest in both purchased and written put and call FLEX Options that reference the Underlying ETF. Because the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options impact the correlation between the Fund's NAV and the price of the Underlying ETF.

PROSPECTUS | November 28, 2025
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Additional Information About Investment Strategies and Related Risks

General Information about FLEX Options

FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation ("OCC"). The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the "buyer for every seller and the seller for every buyer," with the goal of protecting clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events, as more fully described in the Fund's Statement of Additional Information. Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and subject to the risk that the OCC may fail to perform the settlement of the FLEX Options due to bankruptcy or other adverse reasons. The FLEX Options that the Fund will hold that reference the Underlying ETF will give the Fund the right or the obligation to either receive or deliver shares of the Underlying ETF, or the right or the obligation to either receive or deliver a cash payment on the option expiration date based upon the difference between the Underlying ETF's value and a strike price, depending on whether the option is a put or call option and whether the Fund purchases or sells the option. The FLEX Options held by the Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date. The Fund will generally, under normal conditions, hold FLEX Options for each Outcome Period. The Fund will purchase call options (giving the Fund the right to receive shares of the Underlying ETF or a cash payment) and put options (giving the Fund the right to deliver shares of the Underlying ETF or a cash payment), while simultaneously selling (i.e., writing) call options (giving the Fund the obligation to deliver shares of the Underlying ETF or a cash payment). The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the Fund expects the FLEX Options to be fully covered and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchanges on which the FLEX Options are listed do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts but may charge transaction fees. Each of the FLEX Options purchased and sold throughout the Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Outcome Period. On the Flex Options expiration date, the Fund intends to sell the Flex Options prior to their expiration or cash-settle the Flex Options and use the resulting proceeds to purchase new Flex Options for the next Outcome Period.

The Underlying ETF

The Underlying ETF is an exchange-traded unit investment trust that uses a full replication strategy, meaning it invests in all of the stocks in the Nasdaq-100 Index®. Invesco Capital Management LLC ("Invesco") serves as the Underlying ETF's sponsor. The investment objective of the Underlying ETF is to seek to track the investment results, before fees and expenses, of the Nasdaq-100 Index® (the "Index"). See below for a description of the Underlying ETF's principal investment strategies and risks. You can find the Underlying ETF's prospectus and other information about the ETF, online at https://www.invesco.com/us/qqq-etf/.

The summary information below regarding the Underlying ETF comes from its filings with the SEC. You are urged to refer to the SEC filings made by the Underlying ETF and to other publicly available information (e.g., the Underlying ETF's annual reports) to obtain an understanding of the Underlying ETF's business and financial prospects. The following description of the Underlying ETF's principal investment strategies was taken directly from the Underlying ETF's prospectus, dated January 31, 2025, as revised July 17, 2025 ("QQQ®" refers to the Underlying ETF; other defined terms have been modified).

The investment objective of QQQ® is to seek to track the investment results, before fees and expenses, of the Index (the component securities of the Index are sometimes referred to in QQQ®'s prospectus as "Index Securities"). There can be no assurance that this investment objective will be met fully.

QQQ® holds the Portfolio (defined as QQQ®'s portfolio of equity securities or, in the case of securities not yet delivered in connection with purchases made by QQQ® or portfolio deposits, confirmations of contracts to purchase such securities) and cash and is not actively managed by traditional methods, which typically involve effecting changes in the Portfolio on the basis of judgments made relating to economic, financial and market considerations. To maintain the correspondence between the composition and weights of the securities in QQQ® (the "Securities") and the stocks in the Nasdaq-100 Index®, QQQ®'s trustee

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(The Bank of New York Mellon) adjusts the Securities from time to time to conform to periodic changes in the identity and/or relative weights of Index Securities.

The Index is composed of securities issued by 100 of the largest non-financial companies listed on the Nasdaq Global Select Market® or Nasdaq Global Market® by market capitalization. ... The Index was first published in January 1985 and includes companies across a variety of major industry groups. The Index does not contain financial companies, including registered investment companies. ... Current information regarding the market value of the Index is available from Nasdaq® as well as numerous market information services.

As of September 30, 2025, the Underlying ETF had significant investments in information technology companies.

Subsequent Outcome Periods

The Fund will alert existing shareholders to the new Cap at the beginning of each new Outcome Period in the following manner:

1.  Approximately one week prior to the end of the current Outcome Period, the Fund will make a sticker filing that will alert existing shareholders that the Outcome Period is approaching its conclusion and disclose the anticipated Cap range for the next Outcome Period. This filing will be mailed to existing shareholders.

2.  Following the close of business on the last day of the Outcome Period, the Fund will make a sticker filing that discloses the Fund's Cap for the next Outcome Period. This filing will be mailed to existing shareholders.

3.  On the first day of the new Outcome Period, the Fund will file a full prospectus that incorporates the sticker filing from the previous evening which replaces the Caps/dates associated with the previous Outcome Period with the Caps/dates associated with the new Outcome Period. Correspondingly, the Fund will file a revised summary prospectus that reflects such changes.

The information referenced above will also be available on the Fund's website at www.calamos.com.

Changes in 80% policy

The Fund has adopted a non-fundamental operating policy that requires it, under normal circumstances, to invest at least 80% of its net assets (plus borrowings for investment purposes, if any) in investments that provide exposure to the Nasdaq-100 Index®. Although this requirement may be changed by the Board of Trustees without shareholder approval, the Fund will notify shareholders in writing at least 60 days prior to any change in its 80% policy.

Non-Principal Investments

Cash Equivalents and Short-Term Investments

The Fund may invest in securities with maturities of less than one year or cash equivalents, or it may hold cash. The percentage of the Fund invested in such holdings varies and depends on several factors, including market conditions. For temporary defensive purposes and during periods of high cash inflows or outflows, the Fund may invest part or all of its assets in these securities or it may hold cash. During such periods, the Fund may not be able to achieve its investment objective. The Fund may adopt a defensive strategy when the portfolio managers believe securities in which such Fund normally invests have elevated risks due to political or economic factors and in other extraordinary circumstances. For more information on eligible short-term investments, see the SAI.

Illiquid Investments

The Fund may invest up to 15% of its net assets in securities and other instruments that are, at the time of investment, illiquid (determined using the Securities and Exchange Commission's standard applicable to investment companies, i.e., any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). For this purpose, illiquid investments may include, but are not limited to, certain restricted securities (securities the disposition of which is restricted under the federal securities laws), certain securities that may only be resold pursuant to Rule 144A under the Securities Act, and certain repurchase agreements, among others.

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Temporary Investments

In response to market, economic, political, or other conditions, the Fund may temporarily invest for defensive purposes that are inconsistent with the Fund's principal investment strategies. If the Fund does so, different factors could affect the Fund's performance, and the Fund may not achieve its investment objective.

Risks of Investing in the Fund

This prospectus describes the risks you may face as an investor in the Fund. It is important to keep in mind that generally, investments with a higher potential reward also have a higher risk of losing money. The reverse is also commonly true: the lower the risk, the lower the potential reward. However, as you consider an investment in the Fund, you should also take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in this investment for a long period of time to ride out down periods.

As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time, and it is possible to lose money. Each risk summarized below is considered a "principal risk" of investing in the Fund, regardless of the order in which it appears.

Principal Risks

Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs, such as the Fund, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

Cap Change Risk. A new Cap is established at the beginning of each Outcome Period and is dependent on prevailing market conditions at the time the Cap is established. Expected dividends of the Underlying ETF, market interest rates, the Underlying ETF's share price relative to the FLEX Options' strike prices, and the "implied volatility" of the Underlying ETF (the expected frequency and magnitude of changes of the Underlying ETF's share price) can impact the Cap the Fund is able to establish at the beginning of each outcome period. Extremely low interest rates (e.g., 0%) may result in a significantly lower Cap. As such, the Cap may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods. Investors should monitor the changes in the Cap for each Outcome Period, information for which will be made available pursuant to the procedure outlined in the Fund's prospectus.

Capital Protection Risk. There can be no guarantee that the Fund will be successful in its strategy to provide protection against 100% of Underlying ETF losses if the Underlying ETF's share price decreases over the duration of the Outcome Period. The Fund's strategy seeks to deliver returns that match those of the Underlying ETF (up to the Cap), while limiting downside losses, if Fund Shares are held at the time at which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Fund Shares after the FLEX Options were entered into or sells Fund Shares prior to the expiration of the FLEX Options, the Capital Protection that the Fund seeks to provide may not be available. If the Outcome Period has begun and the Underlying ETF has increased in value, the Capital Protection will not protect any decreases in the value of the Underlying ETF to the extent of such appreciation, and therefore an investor may experience losses from this appreciated value until the Fund reaches its original NAV from the commencement of the Outcome Period. Similarly, if an investor purchases Fund Shares after the commencement of the Outcome period and the Underlying ETF has increased in value, an investor purchasing Shares at that point will not benefit from the Capital Protection until the Underlying ETF's value decreases to its original value at the commencement of the Outcome Period. Accordingly, such investor will not receive the protection that the Fund seeks to provide until the Fund experiences losses that return it to its value at the commencement of the Outcome Period. If the FLEX Options (and therefore the Capital Protection) do not perform as expected, an investor may experience significant losses on its investment, including the loss of its entire investment.

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Capped Upside Risk. The Fund's strategy seeks to provide returns that are subject to the Cap. In the event that the Underlying ETF experiences gains in excess of the Cap for the Outcome Period, the Fund will not participate in, and will underperform the Underlying ETF to the extent of, those gains beyond the Cap. The Fund's strategy seeks to deliver returns that match those of the Underlying ETF (up to the Cap), while protecting against the entirety of downside losses of the Underlying ETF, if Fund Shares are held at the time at which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Fund Shares after the FLEX Options were entered into, there may be little or no ability for that investor to experience an investment gain on their Shares (and such investor may be subjected to potential losses between that Fund Share price and the Fund's NAV at the commencement of the Outcome Period). Further, because the FLEX Options are designed to produce returns that match the price return of the Underlying ETF (subject to the Cap) on the last day of the Outcome Period, if an investor sells Fund Shares prior to the expiration date of the FLEX Options such investor may sell at a point where the Fund's performance does not match the performance of the Underlying ETF over the Outcome Period, and therefore may sell at a point where the Fund has underperformed the Underlying ETF.

Cash Holdings Risk. The Fund may invest in cash and cash equivalents for indefinite periods of time when the Fund's investment adviser determines the prevailing market environment warrants doing so. When the Fund holds cash positions, it may lose opportunities to participate in market appreciation, which may result in lower returns than if the Fund had remained fully invested in the market. Furthermore, cash and cash equivalents may generate minimal or no income and could negatively impact the Fund's performance and ability to achieve its investment objective.

Clearing Member Default Risk. Transactions in some types of derivatives, including FLEX Options, are required to be centrally cleared ("cleared derivatives"). In a transaction involving cleared derivatives, the Fund's counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house ("clearing members") can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member's individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its FLEX Options may, in certain circumstances, be used to satisfy losses of other clients of the Fund's clearing member. In addition, although clearing members guarantee performance of their clients' obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member's bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund's behalf, which heightens the risks associated with a clearing member's default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund's ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund's behalf, the Fund may be unable to effectively implement its investment strategy.

Correlation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods, consistent with the Fund's valuation policy. Because a component of the FLEX option's value will be affected by, among other things, changes in the Underlying ETF's share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF's share price and the remaining time until the FLEX Options expire, the value of the Fund's FLEX Options positions is not anticipated to increase or decrease at the same rate as the Underlying ETF's share price, and it is possible they may move in different directions, and as a result, the Fund's NAV may not increase or decrease at the same rate as the Underlying ETF's share price. The Fund's strategy is designed to produce the outcomes upon the expiration of the FLEX Options on the last business day of the Outcome Period, and it should not be expected that the outcomes will be provided at any point other than the end of the Outcome Period.

Costs of Buying and Selling Fund Shares. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

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Derivatives Risk. Derivatives are instruments, such as futures and forward foreign currency contracts, whose value is derived from that of other assets, rates or indices. Derivatives may be more volatile than other investments and may magnify the Fund's gains or losses. Successful use of derivatives depends upon the level to which prices of the underlying assets correlate with price movements in the derivatives the Fund buys or sells. The Fund could be negatively affected if the change in market value of its securities fails to correlate with the value of derivatives it purchased or sold. The potential lack of a liquid market for a derivative may prevent the Fund from closing its derivatives positions to limit losses or realize profits. Derivatives may be purchased for a fraction of their value and small price movements may result in an immediate and substantial loss to the Fund. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. In addition, derivative instruments are subject to counterparty risk, meaning that the party with whom the Fund enters into the derivatives transaction (e.g., the clearinghouse or the broker holding the Fund's position for a futures contract or the counterparty for a forward contract) may experience a significant credit event and/or may be unwilling or unable to make timely settlement payments or otherwise honor its obligations. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.

Equity Securities Risk. Equity investments are subject to greater fluctuations in market value than other asset classes as a result of such factors as a company's business performance, investor perceptions, stock market trends and general economic conditions.

FLEX Options Risk. Trading FLEX Options involves risks different from, or possibly greater than, the risks associated with investing directly in securities. The Fund may not experience substantial upside participation from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund's FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund Shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund's FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund's Shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection may impact the value of the Fund and whether the Fund can satisfy its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment. The trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.

The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The FLEX Options are also subject to correlation risk, meaning the value of the FLEX Options does not increase or decrease at the same rate as the Underlying ETF (although they generally move in the same direction) or its underlying securities. The value of the FLEX Options prior to the expiration date may vary because of factors other than the value of the Underlying ETF, such as interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, a change in the actual and perceived volatility of the stock market and the Underlying ETF and the remaining time to expiration. FLEX Option prices may also be highly volatile and may fluctuate substantially during a short period of time. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options becomes more difficult and the judgment of the Fund's investment adviser (employing the fair value procedures approved by the Board of Trustees of the Trust) may play a greater role in the valuation of the Fund's holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations may be made in good

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faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value. Under those circumstances, the value of the FLEX Options will require more reliance on the investment adviser's judgment than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value paid for shares of the Fund.

Investment Timing Risk. An investor who purchases Fund Shares other than on the first day of the options package and/or sells Fund Shares before the options package expires may not experience the 100% downside protection or upside participation in the Underlying ETF. The Fund's downside protection and upside participation of the Underlying ETF may only be available for investors who hold Fund Shares throughout the complete term of the options package. An investor can expect their Fund Shares to move generally in the same direction as the Underlying ETF during the one-year options package. However, Fund Shares may not experience the same price movement as the price movement of the Underlying ETF. During the duration of the option package, there may be periods of significant disparity between the Fund's NAV and the Underlying ETF's price performance. For example, if an investor purchases Fund Shares during an options package period at a time when the Underlying ETF's share price has increased from its price at the beginning of the options package period, the investor may not be 100% protected against Underlying ETF downside losses. In addition, if an investor purchases Fund Shares during an options package period at a time when the Underlying ETF's share price has increased from its price at the beginning of the options package period, that investor's cap will essentially be decreased from the stated Cap by the amount of the increase in the Underlying ETF's value.

Large-Capitalization Investing Risk. Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks. In addition, larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer preferences. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

Liquidity Risk — FLEX Options. In the event that trading in the underlying FLEX Options is limited or absent, the value of the Fund's FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities, including certain non-customized option contracts. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. Additionally, the liquidation of a large number of FLEX Options may more significantly impact the price in a less liquid market. Further, the Fund requires a sufficient number of participants to facilitate the purchase and sale of options on an exchange to provide liquidity to the Fund for its FLEX Option positions. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund's net asset value and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of the Fund Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund's portfolio securities and the Fund's market price. This reduced effectiveness could result in Fund Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Fund Shares.

Market Risk. The risk that the securities markets will increase or decrease in value is considered market risk and applies to any security. If there is a general decline in the stock or fixed-income market, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests.

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New Fund Risk. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

Non-Diversification Risk. The Fund is classified as "non-diversified" under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Options Risk. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Fund's ability to utilize options successfully will depend on Calamos Advisors' ability to predict pertinent market movements, which cannot be assured.

The Fund's ability to close out its position as a purchaser or seller of an Options Clearing Corporation or exchange-listed put or call option is dependent, in part, upon the liquidity of the options market. If the Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option to realize any profit or the option would expire and become worthless. If the Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security until the option expired. As the writer of a covered call option on a security, the Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call. The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets until the next trading day.

Unless the parties provide for it, there is no central clearing or guaranty function in an over-the-counter option. As a result, if the counterparty fails to make or take delivery of the security or other instrument underlying an over-the-counter option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such counterparty or any guarantor or credit enhancement of the counterparty's credit to determine the likelihood that the terms of the over-the-counter option will be satisfied.

The Fund may also purchase or write over-the-counter put or call options, which involves risks different from, and possibly greater than, the risks associated with exchange-listed put or call options. In some instances, over-the-counter put or call options may expose the Fund to the risk that a counterparty may be unable or unwilling to perform according to a contract, and that any deterioration in a counterparty's creditworthiness could adversely affect the instrument. In addition, the Fund may be exposed to a risk that losses may exceed the amount originally invested.

Premium-Discount Risk. The Fund's Shares may trade above or below their NAV. The market prices of Fund Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Fund Shares on the Exchange. The trading price of Fund Shares may deviate significantly from NAV during periods of market volatility.

Secondary Market Trading Risk. Investors buying or selling Fund Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund Shares. Although the Fund's Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Fund Shares on the Exchange may be halted.

Sector Risk. To the extent the Underlying ETF invests a significant portion of its assets in a particular sector, a greater portion of the Fund's performance may be affected by the general business and economic conditions affecting that sector. Each sector may share economic risk with the broader market, however there may be economic risks specific to each sector. As a result, returns from those sectors may trail returns from the overall stock market and it is possible that the Underlying ETF may underperform the broader market, or experience greater volatility.

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Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The federal income tax treatment of the securities in which the Fund may invest, including the Fund's option strategy, may not be clear or may be subject to recharacterization by the Internal Revenue Service. It could be more difficult to comply with the tax requirements applicable to RICs if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the Internal Revenue Service. Any such failure to comply with the rules applicable to RICs could cause the Fund to fail to qualify as such. To qualify and maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published Internal Revenue Service guidance or case law on how to determine the "issuer" of certain derivatives that the Fund will enter into. Based upon the language in the legislative history, the Fund intends to treat the issuer of an equity option as the referenced asset and to treat any income it may derive from an equity option as "qualifying income" under the provisions of the Code applicable to RICs. In the case of FLEX Options, assuming the referenced asset qualifies as a RIC, treating the issuer as the referenced asset would allow the Fund to count the FLEX Options as automatically diversified investments under the RIC diversification requirements. If the income is not qualifying income or the issuer of equity options, including FLEX Options, is not appropriately the referenced asset, the Fund may not qualify, or may be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund's taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

The Fund's investments in offsetting positions with respect to the Underlying ETF may affect the character of gains or losses realized by the Fund under the Code's "straddle" rules and may increase the amount of short-term capital gain realized by the Fund. Certain options the Fund holds may not qualify as "Section 1256 contracts" under Section 1256 of the Code, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

There is a risk that if the offsetting FLEX Options are held by a single person that the IRS may take the position that the FLEX Options, viewed together, should be treated as a single debt instrument for federal tax purposes. The result of such a position would be that the Fund would fail the RIC diversification tests causing the RIC to be taxed as a C corporation, unless certain cure rights based upon reasonable cause may apply. The Fund has obtained an opinion of tax counsel that the FLEX Options should not be collapsed into a single instrument. However, such an opinion is not binding upon the IRS or the courts.

Trading Issues Risk. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange's "circuit breaker" rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund's assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.

Underlying ETF Risk. The Fund invests in FLEX Options that reference an ETF, which subjects the Fund to certain of the risks of owning shares of an ETF as well as the types of instruments in which the Underlying ETF invests. The value of an ETF will fluctuate over time based on fluctuations in the values of the securities held by the ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. In addition, ETFs are subject to absence of an active market risk, premium/discount risk, tracking error risk and trading issues risk. Brokerage, tax and other expenses may negatively impact the performance of the Underlying ETF and, in turn, the value of the Fund's shares. An ETF that tracks an index may not exactly match the performance of the index due to cash drag, differences between the portfolio of the ETF and the components of the index, expenses and other factors.

Valuation Risk. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options and/or LEAPS Options may become more difficult. In market environments where there is reduced availability of reliable objective pricing data, the judgment of Calamos Advisors in determining the fair value of the security may play a greater role. While such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.

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The following are non-principal risks that generally apply to the Fund:

Cybersecurity Risk. Investment companies, such as the Fund, and their service providers are exposed to operational and information security risks resulting from cyberattacks, which may result in financial losses to the Fund and its shareholders.

Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, "ransomware" that renders systems inoperable until ransom is paid, the unauthorized release of confidential information, or various other forms of cybersecurity breaches. Cyber-attacks affecting the Fund, Calamos Advisors, custodian, transfer agent, distributor, market maker, authorized participants, administrator, intermediaries, trading counterparties, and other third-party service providers may adversely impact the Fund or the companies in which the Fund invests, causing the Fund's investments to lose value or to prevent a shareholder redemption or purchase from clearing in a timely manner. The use of artificial intelligence could exacerbate these risks.

Investment Management Risk. Whether the Fund achieves its investment objective(s) is significantly impacted by whether the Adviser is able to choose suitable investments for the Fund.

Market Disruption Risk. Certain events have a disruptive effect on securities markets, including but not limited to, terrorist attacks, war and other geopolitical events or catastrophes. The Adviser cannot predict the effect of similar events in the future on the U.S. or foreign economies. Certain securities such as high yield and equity securities tend to be impacted more by these events than other types of securities in terms of price and volatility.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund's ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Recent Market Events. Since the 2008 financial crisis, financial markets throughout the world have experienced periods of increased volatility, depressed valuations, decreased liquidity and heightened uncertainty and turmoil. This turmoil resulted in unusual and extreme volatility in the equity and debt markets, in the prices of individual securities and in the world economy. Events that have contributed to these market conditions include, but are not limited to, major cybersecurity events, geopolitical events (such as wars, terror attacks, natural or environmental disasters, country instability, and public health emergencies), measures to address budget deficits, downgrading of sovereign debt, dramatic changes in currency exchange rates, and public sentiment.

In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time. Economic, financial or political events, trading and tariff arrangements, terrorism, natural disasters, rapid technological developments, such as artificial intelligence, and other circumstances in one country or region could have profound impacts on global economies or markets. Widespread disease and virus epidemics and pandemics, such as the coronavirus outbreak, could likewise be highly disruptive, adversely affecting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments.

Portfolio security holdings disclosure

A description of the Fund's policies and procedures in connection with the disclosure of portfolio security holdings of the Fund are available in the SAI and on the Fund's website, www.calamos.com.

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Who manages the Fund?

Investment Adviser

The Fund is advised by Calamos Advisors LLC ("Calamos Advisors" or the "Advisor"), 2020 Calamos Court, Naperville, Illinois 60563. Calamos Advisors, an investment adviser registered with the SEC effective May 29, 1987, is a wholly owned subsidiary of Calamos Investments LLC ("CILLC"). CILLC's assets under management as of December 31, 2024, were $40 billion ($38 billion of which represented Calamos Advisors' assets under management). Calamos Asset Management, Inc. ("CAM") is the sole manager of CILLC. As of July 31, 2025, approximately 22.4% of the outstanding interests of CILLC was owned by CAM, 77.72% by Calamos Partners LLC ("CPL"), and 0.04% by Calamos Equity Partners LLC ("CEP"). CAM is owned by John P. Calamos, Sr. and John S. Koudounis. CPL is owned by Calamos Family Partners, Inc. ("CFP") and John S. Koudounis. CFP is beneficially owned by members of the Calamos family, including John P. Calamos, Sr. CEP is owned by John S. Koudounis and Daniel L. Dufresne. Subject to the overall authority of the Board of Trustees, Calamos Advisors provides continuous investment supervision and management to the Fund under a management agreement and also furnishes office space, equipment and management personnel. For these services, the Fund pays Calamos Advisors a fee based on its average daily net assets, which is accrued daily and paid on a quarterly basis. The Fund will pay fees (before any reimbursement) under the management agreement in the following amounts as a percentage of its average net assets:

ETF	FEES
Calamos Nasdaq-100® Structured Alt Protection ETF® — March	0.69%

Out of this management fee, Calamos Advisors pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other service and license fees, except for distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, acquired fund fees and expenses, brokerage commissions and other expenses connected with the execution of portfolio transactions, taxes, interest, and extraordinary expenses.

At a meeting held on June 24, 2025, the Board of Trustees approved the Investment Management Agreement for the Fund. A discussion regarding the basis for the Board's approval of the Investment Management Agreement on behalf of the Fund is included in the Fund's Form N-CSR for the fiscal year ended July 31, 2025.

Portfolio Managers

David O'Donohue. David O'Donohue joined Calamos Advisors in August 2014 and has been a Sr. Co-Portfolio manager (since February 2024) and Co-Head of Alternative Strategies (since July 2024) and was a Co-Portfolio Manager from September 2015 through January 2024. Between March 2013 and August 2014, he was a Trader at Forty4 Asset Management LLC/Hard8 Futures LLC. Prior thereto, Mr. O'Donohue was a Portfolio Manager at Chicago Fundamental Investment Partners LLC from February 2009 to November 2012.

Jimmy Young. Jimmy Young joined Calamos Advisors in June 2003 and has been a Co-Portfolio Manager since February 2019. Between February 2018 and February 2019, he was an Assistant Portfolio Manager. Prior thereto, he was a senior strategy analyst from September 2015 to February 2018. Between July 2013 and August 2015, he was a strategy analyst.

Eli Pars. Eli Pars joined Calamos Advisors in May 2013 and has been Co-CIO, Co-Head of Alternative Strategies (since July 2024; previously served as Head of Alternative Strategies from September 2015 to June 2024) and Co-Head of Convertible Strategies, as well as a Senior Co-Portfolio Manager since September 2015. Between May 2013 and September 2015, he was a Co-Portfolio Manager. Previously, he was a Portfolio Manager at Chicago Fundamental Investment Partners from February 2009 until November 2012.

Jason Hill. Jason Hill joined Calamos Advisors in March 2004 and has been a Sr. Co-Portfolio Manager since February 2024 and was a Co-Portfolio Manager from June 2014 through January 2024. Between August 2013 and June 2014, he was a Senior Strategy Analyst. Previously, he was a Portfolio Administrator.

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Anthony Vecchiolla. Anthony Vecchiolla joined Calamos Advisors in May 2014 and since February 2023 has been Co-Portfolio Manager. Previously, he was Research Associate from May 2014 to August 2015, Research Analyst from September 2015 to February 2020, Senior Research Analyst from February 2020 to February 2021, and Assistant Portfolio Manager from February 2021 to January 2023.

Jordan Rosenfeld. Jordan Rosenfeld joined Calamos Advisors in April 2025 and is a Co-Portfolio Manager. Between June 2018 to March 2025, Mr. Rosenfeld was a Senior Director and Portfolio Manager at Milliman, where he was responsible for managing derivatives strategies in exchange-traded funds, mutual funds, and unit investment trusts. Previously, he was a Trader at Gelber Group from January 2016 to December 2017.

The Fund's SAI provides additional information about each portfolio manager, including other accounts they manage, their ownership in the Calamos Family of Funds and their compensation.

Management Approach

Calamos Advisors employs a "team of teams" approach to portfolio management, led by the Global CIO and our CIO team consisting of 5 Co-CIOs with specialized areas of investment expertise. The Global CIO and Co-CIO team are responsible for oversight of investment team resources, investment processes, performance and risk. As heads of investment verticals, Co-CIOs manage investment team members and, along with Co- Portfolio Managers and Associate Portfolio Managers, have day-to-day portfolio oversight and construction responsibilities of their respective investment strategies. While investment research professionals within each Co-CIO's team are assigned specific strategy responsibilities, they also provide support to other investment team verticals, creating deeper insights across a wider range of investment strategies. The combination of specialized investment teams with cross-team collaboration results in what we call our team of teams approach.

This team of teams approach is further reflected in the composition of Calamos Advisors' Investment Committee, made up of the Global CIO, the Co-CIO team, and the Global Head of Trading. Other members of the investment team participate in Investment Committee meetings in connection with specific investment related issues or topics as deemed appropriate.

The structure and composition of the Investment Committee results in a number of benefits, as it:

•  Leads to broader perspective on investment decisions: multiple viewpoints and areas of expertise feed into consensus;

•  Promotes collaboration between teams; and

•  Functions as a think tank with the goal of identifying ways to outperform the market on a risk-adjusted basis.

The objectives of the Investment Committee are to:

•  Form the firm's top-down macro view, market direction, asset allocation, and sector/country positioning.

•  Establish firm-wide secular and cyclical themes for review.

•  Review firm-wide and portfolio risk metrics, recommending changes where appropriate.

•  Review firm-wide, portfolio and individual security liquidity constraints.

•  Evaluate firm-wide and portfolio investment performance.

•  Evaluate firm-wide and portfolio hedging policies and execution.

•  Evaluate enhancements to the overall investment process.

How to Buy and Sell Shares

Fund Shares are listed for secondary trading on the Exchange under the symbol CPNM and individual Fund Shares may only be purchased and sold in the secondary market through a broker-dealer. The Exchange and secondary markets are closed on weekends and also are generally closed on the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Exchange may close early on the business day before certain holidays and on the day after Thanksgiving Day. Exchange holiday schedules are subject to change without notice. If you buy or sell Fund Shares in the secondary market, you will pay the secondary market price for Fund Shares. In addition, you may incur customary brokerage commissions and charges and may

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pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

The trading prices of Fund Shares will fluctuate continuously throughout trading hours based on market supply and demand rather than the relevant Fund's net asset value, which is calculated at the end of each business day. Fund Shares will trade on the Exchange at prices that may be above (i.e., at a premium) or below (i.e., at a discount), to varying degrees, the daily net asset value of Fund Shares. The trading prices of Fund Shares may deviate significantly from the Fund's net asset value during periods of market volatility. Given, however, that Fund Shares can be issued and redeemed daily in Creation Units, the Adviser believes that large discounts and premiums to net asset value should not be sustained over long periods.

Authorized Participants may acquire shares directly from the Fund, and Authorized Participants may tender their shares for redemption directly to the Fund, at NAV per share only in Creation Units. Purchases and redemptions directly with the Fund must follow the Fund's procedures, which are described in the SAI.

The Fund may liquidate and terminate at any time without shareholder approval.

Book Entry

Fund Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding Shares of the Fund and is recognized as the owner of all Shares for all purposes.

Investors owning Fund Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Fund Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Fund Shares, you are not entitled to receive physical delivery of stock certificates or to have Fund Shares registered in your name, and you are not considered a registered owner of Fund Shares. Therefore, to exercise any right as an owner of Fund Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or "street name" form.

Fund Share Trading Prices

The trading prices of Shares of the Fund on the Exchange may differ from the Fund's daily NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of Shares of the Fund.

The approximate value of Shares of the Fund, an amount representing on a per share basis the sum of the current market price of the cash or securities, as applicable, accepted by the Fund in exchange for Shares of the Fund and an estimated cash component, if any, is disseminated every 15 seconds throughout the trading day through the facilities of the Consolidated Tape Association. This approximate value should not be viewed as a "real-time" update of the NAV per Share of the Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The Fund is not involved in, or responsible for, the calculation or dissemination of the approximate value of the Fund Shares and the Fund does not make any warranty as to its accuracy.

Frequent Purchases and Redemptions of Fund Shares

Shares of the Fund may be purchased and redeemed directly from the Fund only in Creation Units by Authorized Participants. The vast majority of trading in Shares of the Fund occurs on the secondary market, and does not involve the Fund directly. In-kind purchases and redemptions of Creation Units by Authorized Participants and cash trades on the secondary market are unlikely to cause many of the harmful effects of frequent purchases and/or redemptions of Fund Shares. Cash purchases and/or redemptions of Creation Units, however, can result in disruption of portfolio management, dilution to the Fund and increased transaction costs, which could negatively impact the Fund's ability to achieve its investment objective, and may lead to the realization of capital gains. These consequences may increase as the frequency of cash purchases and redemptions of Creation Units by Authorized Participants increases. However, direct trading by Authorized Participants is critical to ensuring that Fund Shares trade at or close to NAV.

The Fund impose no restrictions on the frequency of purchases and redemptions ("market timing"). To minimize these potential consequences of frequent purchases and redemptions of Fund Shares, the Fund employs fair valuation pricing, and

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imposes transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs the Fund incurs in effecting trades. In addition, the Adviser monitors trades by Authorized Participants for patterns of abusive trading and the Fund reserves the right to not accept orders from Authorized Participants that the Adviser has determined may be disruptive to the management of the Fund, or otherwise are not in the best interests of the Fund. For these reasons, the Board has not adopted policies and procedures with respect to frequent purchases and redemptions of Fund Shares. The Trust's policies and procedures regarding frequent purchases and redemptions may be modified by the Board of Trustees at any time.

The Trust's policies and procedures prohibit the practice of any officer or employee of the Trust, a Trust investment adviser (including any sub-adviser), the distributor, custodian, or transfer agent, or other affiliated person of the Trust placing orders to purchase or redeem shares of a series of the Trust after the designated time as of which the Fund calculates its NAV (i.e., "late trading").

Distribution and Service Plan

The Fund has adopted a distribution and service plan ("Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services ("Service Providers"). If a Service Provider provides such services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Fund, however, and there are no current plans to impose these fees. In the event Rule 12b-1 fees are charged, over time they would increase the cost of an investment in the Fund because they would be paid on an ongoing basis.

Fund Website and Disclosure of Portfolio Holdings

The Trust maintains a website for the Fund at www.calamos.com. Among other things, this website includes this Prospectus and the SAI, and will include the Fund's holdings, the Fund's last annual and semi-annual reports (when available), pricing information about Fund Shares trading on the Exchange, daily NAV calculations and a historical comparison of the trading prices to NAV.

Each day the Fund is open for business, the Trust publicly disseminates the Fund's full portfolio holdings as of the close of the previous day through its website at www.calamos.com. A description of the Trust's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the Fund's SAI.

Dividends, Other Distributions and Taxes

Fund Distributions

The Fund distributes its net realized capital gains, if any, to shareholders annually. Ordinarily, dividends from net investment income, if any, are declared and paid at least annually by the Fund.

Distributions in cash may be reinvested automatically in additional whole Fund Shares only if the broker through whom you purchased Fund Shares makes such option available. The Fund realizes capital gains or losses whenever it sells securities. Net long-term capital gains are distributed to shareholders as "capital gain dividends."

Brokers may make available to their customers who own Fund Shares the DTC book-entry dividend reinvestment service. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require Fund shareholders to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and net realized gains will be automatically reinvested in additional whole Fund Shares of the Fund purchased in the secondary market. Without this service, investors would receive their distributions in cash.

Taxes

As with any investment, you should consider how your investment in Fund Shares will be taxed. The tax information in this prospectus is provided only as general information. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer,

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or other investor with special circumstances. However, with respect to certain tax issues, the summaries describe the general tax treatment of certain distributions made to corporations and non-U.S. persons. In addition, this section does not describe your state, local or non-U.S. tax consequences. You should consult your own tax advisor about the tax consequences of an investment in Fund Shares.

Fund distributions to you and the sale or redemption of your Fund Shares will have tax consequences to you. Such consequences may be different if you hold your Fund Shares through a tax-exempt entity or tax-advantaged retirement account, such as an individual retirement account or 401(k) plan.

The Fund has elected to be treated, and intends to qualify each year, as a regulated investment company (a "RIC") under the Code. As a RIC, the Fund is generally not subject to corporate-level U.S. federal income tax on any net ordinary income or capital gains that are timely distributed to shareholders. However, the Fund's failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in corporate-level taxation and, consequently, a reduction in amounts available for distribution to shareholders.

The Fund may enter into option agreements with the same counterparty but has taken the position that the option agreements are separate agreements. Under general tax principles, the Fund would not accrue income on separate option agreements during the term of the agreements. However, if the agreements are treated as one agreement, the Fund might be required to accrue income and make annual distributions of income. If the Fund is required to accrue income, but does not distribute the income to shareholders, the Fund may fail to qualify as a RIC. In addition, if the agreements are treated as one agreement, the Fund may fail either or both of the RIC income and diversification tests.

For purposes of the diversification tests, the identification of the issuer (or, in some cases, issuers) of a particular investment can depend on the terms and conditions of such investment. In particular, there is no published Internal Revenue Service guidance or case law on how to determine the "issuer" of various derivatives that the Fund may enter into. Therefore, there is a risk that the Fund will not meet the Code's diversification requirements and will not qualify, or will be disqualified, as a RIC.

Taxes on Distributions

Distributions by the Fund generally are taxable to you as ordinary income or capital gains. Distributions are subject to federal income tax, whether received in cash or reinvested in additional Fund Shares or shares of another fund, and may be subject to state or local taxes. Distributions of the Fund's "investment company taxable income" generally will be taxable as ordinary income to the extent of the Fund's current or accumulated earnings and profits. Notwithstanding the foregoing, distributions that are attributable to "qualified dividends" received by the Fund may be eligible to be taxed at long-term capital gains rates, as long as the Fund and the shareholder meet certain holding period requirements. It is not anticipated that the Fund will have qualified dividend income.

Distributions of the Fund's net capital gain that are properly reported by the Fund as "capital gain dividends" will generally be taxable to you as long-term capital gains, currently at a maximum rate of 20%, regardless of your holding period in the Fund's Shares. The Fund's option strategy is likely to reduce the amount of dividends that might otherwise qualify as capital gains dividends. Distributions in excess of the Fund's current and accumulated earnings and profits first will reduce your adjusted tax basis in your Fund Shares and, after the adjusted basis is reduced to zero, will constitute capital gain. Such capital gain will be long-term capital gain and thus, will be taxed at a maximum rate of 20%, if the distributions are attributable to Fund Shares that you have held for more than one year.

Certain non-corporate taxpayers will also be subject to a 3.8% U.S. federal Medicare contribution tax with respect to the lesser of (1) their "net investment income" or (2) the excess of their "modified adjusted gross income" over a threshold amount ($200,000 for single taxpayers and $250,000 for taxpayers who are married and filing jointly).

Corporate shareholders of the Fund are generally eligible for a dividends-received deduction with respect to ordinary income dividends (but not capital gain dividends) properly designated as eligible for such deduction by the Fund, as long as the Fund and the corporate shareholder meet certain holding period and other requirements. It is not anticipated that the Fund will make distributions eligible for the dividend-received deduction.

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Under a dividend reinvestment service, you may have the option to have all cash distributions automatically reinvested in additional Fund Shares. Any distributions reinvested under such a service will nevertheless be taxable to you as described above.

You will have an adjusted basis in the additional Fund Shares purchased through such a reinvestment service equal to the amount of the reinvested distribution plus the amount of any fees charged for the transaction. The additional Fund Shares will have a holding period commencing on the day following the day on which they are credited to your account.

A distribution will reduce the Fund's NAV per Share and generally will be taxable to you as ordinary income or capital gain even if it is paid from income or gains earned by the Fund before you invested in the Fund. From an investment standpoint, such a distribution constitutes a return of capital. However, from a tax standpoint, it constitutes taxable income. In general, distributions are subject to federal income tax as of the date of payment. However, distributions paid in January will be treated as paid on December 31 of the prior year if they were declared and payable to shareholders of record on a date in October, November or December of the prior year.

The Fund's transactions in derivatives, as well as any of its hedging, short sale, securities loan or similar transactions may be subject to one or more special tax rules. These rules may affect whether gains and losses recognized by the Fund are treated as ordinary or capital, accelerate the recognition of income or gains to the Fund, defer losses to the Fund, and cause adjustments in the holding periods of the Fund's securities, thereby affecting whether capital gains and losses are treated as short-term or long-term. These rules could therefore affect the amount, timing and/or character of distributions to shareholders and thus taxes payable by shareholders.

The FLEX Options included in the Fund's portfolio are exchange-traded options. Under Section 1256 of the Code, certain types of exchange-traded options are treated as if they were sold (i.e., "marked to market") at the end of each year. The Fund does not believe that some of the positions in FLEX Options held by the Fund will be subject to Section 1256, which means that the positions will not be marked to market, but the positions will be subject to the straddle rules.

The straddle rules may affect the character of gains (or losses) realized by the Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that the Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

The tax consequences of straddle transactions to the Fund are not entirely clear in all situations under currently available authority. The straddle rules may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to U.S. shareholders in a non-liquidating distribution. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, if the Fund makes a non-liquidating distribution of its short-term capital gain, the amount which must be distributed to U.S. shareholders as ordinary income may be increased substantially as compared to the Fund that did not engage in such transactions.

You may be subject to federal back-up withholding tax, if you do not provide the Fund with a taxpayer identification number (for an individual, a social security number) and make other required certifications, or the Internal Revenue Service informs the Fund that your tax identification number is incorrect. Backup withholding is not an additional tax. You may claim the amount withheld as a credit on your federal income tax return, provided you furnish the appropriate information to the Internal Revenue Service.

Taxes When Shares are Sold

Any capital gain or loss realized upon a sale of Fund Shares is generally treated as long-term capital gain or loss if you have held the Fund Shares for more than one year and as short-term capital gain or loss if you have held the Fund Shares for one year or less. The ability to deduct capital losses realized on a sale of Fund Shares may be limited.

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Fund Facts

Taxes on Purchase and Redemption of Creation Units

An Authorized Participant that exchanges equity securities for Creation Units will generally recognize a gain or a loss on the exchange. Any such gain or loss will be equal to the difference between the market value of the Creation Units at the time of the exchange, plus (or minus) the cash amount received (or paid), and such Authorized Participant's aggregate basis in the securities surrendered. A person who redeems Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the aggregate market value of the securities received plus (or minus) any cash received (or paid), and such person's basis in the Creation Units redeemed. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in the Authorized Participant's economic position with respect to such Creation Units. Persons exchanging securities should consult their own tax advisor with respect to the applicability of the wash sale rules and the availability and timing of a deduction for any loss. In addition, when a regulated investment company redeems a shareholder in kind, the regulated investment company generally is not required to recognize taxable gains in respect of the portfolio securities it distributes to the redeeming shareholder. However, the Fund may be required to recognize taxable gain on the distribution of certain securities, and the Internal Revenue Service may assert that the Fund must recognize taxable gain in respect of certain other securities that the Fund distributes to a shareholder in exchange for Creation Units, which may increase the amount of taxable gains that the Fund would otherwise be required to distribute in order to maintain its qualification as a regulated investment company and avoid the Fund-level tax.

Any capital gain or loss realized upon a redemption of Creation Units is generally treated as long-term capital gain or loss if the Creation Units have been held for more than one year and as short-term capital gain or loss if the Creation Units have been held for one year or less. If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Fund Shares you purchased or sold and at what price.

Authorized Participants that are dealers may be subject to special tax rules and should consult their own tax advisors regarding the tax consequences of purchasing and redeeming Creation Units in their capacity as dealers.

Treatment of Fund Expenses

Expenses incurred and deducted by the Fund will generally not be treated as income taxable to you.

Non-U.S. Investors

If you are a non-U.S. investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you should be aware that, generally, subject to applicable tax treaties, distributions from the Fund will be characterized as dividends for U.S. federal income tax purposes (other than dividends which the Fund properly reports as capital gain dividends) and will be subject to U.S. federal income taxes, including withholding taxes, subject to certain exceptions described below. However, distributions received by a non-U.S. investor from the Fund that are properly reported by the Fund as capital gain dividends may not be subject to U.S. federal income taxes, including withholding taxes, provided that the Fund makes certain elections and certain other conditions are met. The Fund's option strategy is likely to reduce the amount of distributions otherwise eligible to be capital gains dividends.

Distributions may be subject to a U.S. withholding tax of 30% in the case of distributions to (i) certain non-U.S. financial institutions that have not entered into an agreement with the U.S. Treasury to collect and disclose certain information and are not resident in a jurisdiction that has entered into such an agreement with the U.S. Treasury and (ii) certain other non-U.S. entities that do not provide certain certifications and information about the entity's U.S. owners. The Internal Revenue Service and the Department of Treasury have issued proposed regulations providing that these withholding rules will not be applicable to the gross proceeds of share redemptions or capital gains dividends that the Fund pays.

Other Tax Matters

The foregoing is only a summary of certain federal income tax considerations of investing in the Fund under current law, which is subject to change in the future. Shareholders who are not U.S. persons within the meaning of the Code, such as non-resident aliens, foreign trusts or estates, or foreign corporations or partnerships may be subject to different U.S. federal income tax treatment.

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You may also be subject to state and local taxes on distributions paid by the Fund, and sales and redemptions of Fund Shares. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific tax situation. More information about taxes can be found in the Fund's SAI.

Net Asset Value

The NAV of shares is determined at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on each day the New York Stock Exchange ("NYSE") is open. NAV is computed by determining the aggregate market value of all assets of the Fund, less its liabilities, divided by the total number of shares outstanding (assets-liabilities)/number of shares = NAV). The NYSE is closed on weekends and New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV takes into account the expenses and fees of the Fund, including management, administration, and distribution fees, which are accrued daily. The determination of NAV for the Fund for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received by the Fund (or an authorized broker or agent, or its authorized designee) before the close of trading on the NYSE on that day.

Generally, securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") National Market System for which market quotations are readily available shall be valued using the NASDAQ official closing price. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Futures, swaps and options contracts listed for trading on a futures or options exchange or board of trade for which market quotations are generally available are valued at the last quoted sale price, or, in the absence of a sale, at the mean of the last bid and ask price. Total return swaps on exchange-listed securities are valued at the last quoted sale price, or, in the absence of a sale, at the mean of the last bid and ask price.

Securities held by the Fund are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Board of Trustees ("Valuation Procedures"). If market quotations are not readily available, securities or other assets will be valued at their fair value as determined in good faith by the Adviser in accordance with procedures approved by the Board and evaluated by the Board as to the reliability of the fair value method used. In these cases, the Fund's NAV will reflect certain portfolio securities' fair values rather than their market prices. Fair value pricing involves subjective judgments, and it is possible that the fair value determined for a security or other asset may be materially different than the value that could be realized upon the sale of that security or other asset. The fair value prices can differ from market prices. The Board of Trustees has designated Calamos Advisors as "valuation designee" for the Fund. The valuation designee is responsible for determining the value of the Fund's investments. The designee may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to ensure the process produces reliable results.

The Fund may use independent pricing services to assist in calculating the value of the Fund's securities or other assets.

With respect to any portion of the Fund's assets that are invested in one or more open-end management investment companies registered under the 1940 Act, the Fund's net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.
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Fund Facts

Fund Service Providers

State Street Bank and Trust Company ("State Street"), located at One Congress Street, Suite 1, Boston, Massachusetts 02114-2016, serves as the Fund's administrator, custodian, fund accounting and transfer agent.

Calamos Financial Services LLC ("CFS"), located at 2020 Calamos Court, Naperville, Illinois 60563, serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in Fund Shares.

Ropes & Gray LLP, located at 191 North Wacker Drive, 32nd Floor, Chicago, IL 60606, serves as legal counsel to the Trust.

Premium/Discount Information

Information showing the number of days the market price of the Fund Shares was greater (at a premium) and less (at a discount) than the Fund's NAV for the most recently completed calendar year, and the most recently completed calendar quarters since that year (or the life of the Fund, if shorter), is available at www.calamos.com.

Investments by Other Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including Fund Shares. The SEC adopted Rule 12d1-4 under the 1940 Act on November 19, 2020, which became effective January 19, 2021. The Fund is required to comply with the conditions of Rule 12d1-4, which allows, subject to certain conditions, the Fund to invest in other registered investment companies and other registered investment companies to invest in the Fund beyond the limits contained in Section 12(d)(1) of the 1940 Act.

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Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance for the period of March 3, 2025 (commencement of operations) through July 31, 2025. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's financial statements, are included in the SAI, which is available upon request.

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the year was as follows:

	March 3, 2025• through July 31,
	2025
Per share operating performance
Net asset value, beginning of year	$24.41
Income from investment operations:
Net investment income (loss)(a)	(0.07)
Net realized and unrealized gain (loss)	0.93
Total from investment operations	0.86
Less distributions to common shareholders from:
Net investment income	—
Total distributions	—
Net asset value, end of year	$25.27
Total return applicable to common shareholders
Total investment return based on:
Net asset value(b)	3.52%
Ratios to average net assets applicable to common shareholders
Net expenses	0.69	%(c)
Net investment income (loss)	(0.68	%)(c)
Supplemental data
Net assets applicable to common shareholders, end of year (000)	$15,793
Portfolio turnover rate(d)(e)	0%

  •  Commencement of operations.

  (a)  Net investment income (loss) allocated based on average shares method.

  (b)  Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

  (c)  Annualized.

  (d)  Not annualized.

  (e)  Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

CALAMOS NASDAQ-100® STRUCTURED ALT PROTECTION ETF® — MARCH
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Other Information

Continuous Offering

The method by which Creation Units of Fund Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of Fund Shares are issued and sold by the Fund on an ongoing basis, a "distribution," as such term is used in the Securities Act of 1933, as amended (the "Securities Act"), may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirements and liability provisions of the Securities Act. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Fund Shares and sells the Fund Shares directly to customers or if it chooses to couple the creation of a supply of new Fund Shares with an active selling effort involving solicitation of secondary market demand for Fund Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in Fund Shares, whether or not participating in the distribution of Fund Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not "underwriters" but are participating in a distribution (as contrasted with engaging in ordinary secondary market transactions) and thus dealing with the Fund Shares that are part of an overallotment within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national exchange.

Disclaimer

Nasdaq®, Nasdaq-100®, Nasdaq-100 Index®, and QQQ® are registered trademarks of Nasdaq, Inc. (which with its affiliates is referred to as the "Corporations") and are licensed for use by Calamos Advisors LLC. The Product(s) have not been passed on by the Corporations as to their legality or suitability. The Product(s) are not issued, endorsed, sold, or promoted by the Corporations. The Corporations make no warranties and bear no liability with respect to the product(s).

Summary of Certain Provisions of the Second Amended and Restated Trust Instrument

The summary below is a synopsis of certain provisions contained in the Trust's Second Amended and Restated Trust Instrument (the "Trust Instrument"). Shareholders should refer to the Trust Instrument for further information. Defined terms have the meanings contained in the Trust Instrument.

Derivative Actions

The Second Amended and Restated Trust Instrument (the "Trust Instrument") requires, within Section 9 of Article IV, that before bringing any derivative action on behalf of the Fund, Shareholders must have made a written demand to the Board of Trustees requesting that they cause the Trust or affected Series or Class, as applicable, to file the action itself.

In order to warrant consideration, any such written demand must include at least the following:

(1)  a detailed description of the action or failure to act complained of and the facts upon which each such allegation is made;

(2)  a statement to the effect that the complaining Shareholders believe that they will fairly and adequately represent the interests of similarly situated Shareholders in enforcing the right of the Trust or the affected Series or Class, as applicable and an explanation of why the complaining Shareholders believe that to be the case;

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39

Other Information

(3)  a certification that the following requirements have been met, as well as information reasonably designed to allow the Trustees to verify that certification:

(a)  each complaining Shareholder was a Shareholder of the Trust or the affected Series or Class, as applicable, at the time of the action or failure to act complained of, or acquired the Shares afterwards by operation of law from a Person who was a Shareholder at that time; and

(b)  each complaining Shareholder was a Shareholder of the Trust or the affected Series or Class, as applicable, as of the time the demand required by Section 9 of Article IV was made; and

(4)  a certification that each complaining Shareholder will be a Shareholder of the Trust or the affected Series or Class, as applicable as of the commencement of the derivative action.

The Trust Instrument further provides that at least 10% of the Shareholders of the Trust or the affected Series or Class, as applicable, must join in bringing the derivative action. This provision does not apply to claims brought under the federal securities laws.

The Trust Instrument also provides that a copy of the derivative complaint must be served on the Trust, assuming the requirements described above have already been met and the derivative action has not been barred as further described in the Trust Instrument.

Forum and Waiver of Jury Trial

Section 10 of Article X of the Trust Instrument outlines which shareholder actions must be brought in state court and which must be brought in federal court. This section states in particular that, unless the Trust consents in writing to the selection of an alternative forum, the Federal District Courts of the United States of America shall be the sole and exclusive forum for the resolution of any complaint asserting a cause of action arising under any federal securities law. This provision may increase costs for a shareholder to bring a claim or may limit a shareholder's ability to bring a claim in a judicial forum that they find more convenient or favorable. While the enforceability of the exclusive forum provisions may be challenged, this section also provides that if any provisions of Section 10 shall be held to be invalid, illegal or unenforceable, the validity, legality and enforceability of the remaining portions will still apply.

Section 10 of Article X of the Trust Instrument also states that shareholders and all other such persons bringing any such suit, action, or proceeding in the Superior Court in the State of Delaware waive the right to a trial by jury to the fullest extent permitted by law.

CALAMOS NASDAQ-100® STRUCTURED ALT PROTECTION ETF® — MARCH
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For more detailed information on the Fund, several additional sources of information are available to you. The Fund's SAI, incorporated by reference into this prospectus, contains detailed information on the Fund's policies and operation. Additional information about the Fund's investments is available in the annual and semi-annual reports to shareholders and in Form N-CSR. In the Fund's annual reports, you will find a discussion of the market conditions and investment strategies that significantly impacted the Fund's performance during the last fiscal year. In Form N-CSR, you will find the Fund's annual and semi-annual financial statements. The Fund's most recent SAI, annual or semi-annual reports and certain other information are available free of charge by calling the Fund at (866) 363-9219, on the Fund's website at www.calamos.com or through your financial advisor. Shareholders may call the toll-free number above with any inquiries.

You may obtain this and other information regarding the Fund, including the SAI and Codes of Ethics adopted by the Adviser, Distributor and the Trust, directly from the SEC. Information on the SEC's website is free of charge. Visit the SEC's on-line EDGAR database at http://www.sec.gov. You may also request information regarding the Fund by sending a request (along with a duplication fee) to the SEC by sending an electronic request to publicinfo@sec.gov.

Calamos Nasdaq-100® Structured
Alt Protection ETF® — March

2020 Calamos Court
Naperville, IL 60563-2787
866.363.9219

www.calamos.com

SEC File
#811-22887

CPNMSTAPRO 112825

Fund Name	Ticker	Exchange
Calamos Nasdaq-100® Structured Alt Protection ETF® — June	CPNJ	NYSE Arca

Prospectus November 28, 2025

The fund listed above (the "Fund") is a series of the Calamos ETF Trust (the "Trust") and an exchange-traded fund ("ETF"). The Fund lists and principally trades its shares on the NYSE Arca, Inc. ("NYSE Arca" or the "Exchange").

The U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

As described in more detail in the Fund's summary, the Fund seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the Invesco QQQ TrustSM, Series 1 ("Underlying ETF") up to a predetermined upside cap (the "Cap"), while protecting against 100% of the Underlying ETF's losses (before fees and expenses) over a period of approximately one-year (the "Outcome Period").

•  Upside Cap: A pre-determined upside return Cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Outcome Period. The Cap is determined before fees and expenses. The Cap is expected to change at the beginning of each new Outcome Period.

•  Capital Protection: Represents downside protection target equal to 100% of losses (before fees and expenses) of the Underlying ETF, over the Outcome Period. There is no guarantee the Fund will be successful in providing the sought-after downside protection.

•  Outcome Period: The approximate one-year period over which the Fund seeks to produce the Capital Protected Target Outcome. The current Outcome Period is from June 1, 2025 through May 31, 2026. The Fund will not terminate after the conclusion of the Outcome Period. After the conclusion of the Outcome Period, another will begin.

•  Together, the Upside Cap, Capital Protection, and Outcome Period makeup the Capital Protected Target Outcome (alternatively, the "Target Outcome").

•  The Target Outcome may not be achieved, and investors may lose some or all of their money. The Fund is designed to achieve the Target Outcome only if an investor buys on the first day of the Outcome Period and holds the Fund until the end of the Outcome Period.

•  If investors buy or sell on a date other than the start or end date of the Outcome Period, their returns will be different and they may incur losses in excess of the Capital Protection level (i.e., losses exceeding 0%) and they may not experience gains up to the Cap.

•  Investors considering purchasing shares after the beginning of the Outcome Period or considering selling their shares prior to the end of the Outcome Period should visit the Fund's website at www.calamos.com for important information and considerations regarding the Fund's potential outcomes.

•  In periods of extreme market volatility, or during market disruption events, the Fund's ability to offset investor losses via the Capital Protection or provide a return up to the stated upside Cap may be impaired.

•  The Fund will not terminate upon reaching the end of an Outcome Period. Rather, the Fund will rebalance, entering into a new set of options positions, thereby establishing a new Outcome Period, with a new Cap, and reset Capital Protection.

•  The Fund has characteristics unlike many traditional investment products and may not be suitable for all investors. The Fund is only appropriate for shareholders willing to bear losses, including some or all of their investment.

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Calamos Nasdaq-100® Structured Alt Protection ETF® — June

Investment Objective

Calamos Nasdaq-100® Structured Alt Protection ETF® — June (the "Fund") seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the Invesco QQQ TrustSM, Series 1 ("Underlying ETF") up to a cap of 7.65% (the "Cap"), while protecting against 100% of negative price return of the Underlying ETF (before fees and expenses), for the period from June 1, 2025 through May 31, 2026.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund ("Fund Shares"). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.69%
Distribution and/or Service Fees (12b-1)	0.00%
Other Expenses	0.00%
Total Annual Operating Expenses	0.69%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, whether you sell or hold your Fund Shares, would be:

You would pay the following expenses whether you sell or hold your Fund Shares at the end of the period:

One Year	Three Years	Five Years	Ten Years
$70	$221	$384	$859

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund ("ETF") that is designed to provide investors with the opportunity to benefit from increases in the Underlying ETF's share price up to the stated cap over a specified period of time of approximately one-year (the "Outcome Period"), while providing protection against decreases in the Underlying ETF's share price over the same Outcome Period (before taking fees and expenses into account).

Under normal market conditions, the Fund invests substantially all of its assets in FLexible EXchange Options ("FLEX Options") that reference the price performance of the Invesco QQQ TrustSM, Series 1 (the "Underlying ETF"). FLEX Options are customized equity or index option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates.

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Calamos Nasdaq-100® Structured Alt Protection ETF® — June

The Underlying ETF is an exchange-traded unit investment trust that uses a replication strategy, meaning it invests in all of the stocks in the Nasdaq-100 Index®. Invesco Capital Management LLC serves as the Underlying ETF's sponsor. The investment objective of the Underlying ETF is to seek to track the investment results, before fees and expenses, of the Nasdaq-100 Index®. The Fund's performance does not reflect the payment of dividends by the Underlying ETF. See "The Underlying ETF" for more information.

The returns an investor will receive from an investment in the Fund have characteristics that are distinct from many other investment vehicles, including the Underlying ETF. It is important that you understand these characteristics before making an investment in the Fund.

The Fund uses FLEX Options to employ a capital protected target outcome strategy. Target outcome strategies seek to produce pre-determined investment outcomes based upon the performance of an underlying security or index. The pre-determined outcomes sought by the Fund, which include capital protection to absorb 100% of losses (before fees and expenses) in the Underlying ETF (the "Capital Protection") and upside participation to a stated cap of 7.65% (before fees and expenses) (the "Cap"), are based on the price performance of the Underlying ETF over an Outcome Period.

The outcomes the Fund seeks for investors that hold Fund Shares for an entire Outcome Period are as follows, though there can be no guarantee these results will be achieved:

•  If the Underlying ETF appreciates over the Outcome Period, the combination of FLEX Options held by the Fund seeks to provide upside participation matching that of the Underlying ETF, up to a cap that is determined at the start of the Outcome Period.

•  If the Underlying ETF decreases over the Outcome Period, the combination of FLEX Options held by the Fund seeks to provide protection against 100% of Underlying ETF losses, prior to taking into account the Fund's fees and expenses.

The Fund does not seek to provide capital protection against 100% of losses (before fees and expenses) of the Underlying ETF as of any time other than the end of the Outcome Period.

For the Outcome Period beginning on June 1, 2025 through May 31, 2026, the Cap is 7.65% and the Capital Protection is 100%. When the Fund's fees and expenses are taken into account, the Cap is 6.96% and the Capital Protection is 99.31%. The Cap and Capital Protection will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee.

The current Outcome Period is from June 1, 2025 through May 31, 2026. The Fund will not terminate after the conclusion of the Outcome Period. After the conclusion of the Outcome Period, another will begin. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Outcome Period. This means that the Cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The capital protection will remain the same for each Outcome Period. The Capital Protection and Cap, and the Fund's value relative to each, should be considered before investing in the Fund. The Fund will be perpetually offered and not terminate after the current or any subsequent Outcome Period. Approximately one week prior to the end of an Outcome Period, the Fund's website will be updated to alert existing shareholders that the Outcome Period is approaching its conclusion and will disclose the anticipated Cap range for the next Outcome Period. See "Subsequent Outcome Periods" for more information.

Upon conclusion of the Outcome Period, the Fund will receive the cash value of all the FLEX Options it held for that Outcome Period. It will then invest in a new series of FLEX Options with an expiration date of approximately one year in the future, and a new Outcome Period will begin. Each FLEX Option's value is ultimately derived from the performance of the Underlying ETF's share price during that time. As the terms of the FLEX Options do not change during an Outcome Period, the outcomes, including the Cap and Capital Protection discussed below, will be measured to the Fund's net asset value ("NAV") on the first day of the Outcome Period.

The stated Cap and Capital Protection may only be realized by investors who continuously hold Fund Shares from the commencement of an Outcome Period until its conclusion. An investor who purchases Fund Shares other than on the first day of an Outcome Period and/or sells Fund Shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. While the Cap and Capital Protection provide

CALAMOS NASDAQ-100® STRUCTURED ALT PROTECTION ETF® — JUNE
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Calamos Nasdaq-100® Structured Alt Protection ETF® — June

the intended outcomes only for investors that hold their Fund Shares throughout the complete term of the Outcome Period, an investor can expect the value of their Fund Shares to generally move in the same direction as the Underlying ETF during the Outcome Period. If investors buy or sell on a date other than the start or end date of the Outcome Period, their returns will be different and they may incur losses in excess of the Capital Protection level (i.e., losses exceeding 0%) and they may not experience gains up to the Cap. See "Capital Protection and Cap" for more information.

The Fund's website, www.calamos.com, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Outcome Period, including the Fund's value relative to the Cap and Capital Protection. Before purchasing Fund Shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund Shares on a particular day and held through the end of the Outcome Period.

The Fund's investment objective is not a fundamental policy and therefore may be changed by the Board without shareholder approval.

The Fund seeks to generate returns that match the Underlying ETF, up to the Cap (discussed in detail below), while limiting downside losses. The hypothetical illustrations provided below are designed to illustrate the outcomes that the Fund seeks to provide for investors who hold Fund Shares for the entirety of the Outcome Period.

The hypothetical examples set forth below do not represent the performance of the Fund and investors should not rely on the hypothetical examples shown below as an indication of the actual or future performance of the Fund. There is no guarantee that the Fund will be successful in its attempt to provide the target outcomes for an Outcome Period. The returns that the Fund seeks to provide do not include the costs associated with purchasing Fund Shares and certain expenses incurred by the Fund. In the payoff profile illustration, the dotted line represents the Underlying ETF's performance, and the solid line represents the return profile gross of fees and expenses sought by the Fund in relation to the Underlying ETF's indicated performance. The bar chart below represents the Fund's hypothetical intended return profile based upon the performance of the Underlying ETF.

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Calamos Nasdaq-100® Structured Alt Protection ETF® — June

Explanation of diagram:

1.  Calamos Nasdaq-100® Structured Alt Protection ETF® — June Participation Layer: The dotted grey line represents the first layer, which involves purchasing a near zero-strike (i.e., deep in-the-money) call on the reference asset, at a pre-determined strike to provide full participation to the price return of the underlying reference asset. In other words, the full price participation provided by this layer provides potential gains and losses that are tantamount to that of owning the underlying reference asset outright, except that this layer does not participate in the dividend yield of the underlying reference asset.

2.  Capital Protection Layer: The solid grey line represents the second layer, which involves purchasing an at-the-money put option, which produces protection equal to 100% of losses (before fees and expenses) of the price return of the reference asset, over the Outcome Period.

3.  Upside Participation Layer (the "Cap"): The solid black line illustrates the final layer, which involves selling an out-of-the-money call, thereby creating the upside cap. The strike price at which the call is sold is determined so that the combined net options purchase price is approximately equal to the underlying asset's current value. The cost of this layer is a credit equal to the price that would make the total package "no-cost" or fully financed.

The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act").

Capital Protection and Cap

The Fund seeks to provide capital protection to absorb 100% of losses (before fees and expenses) of the Underlying ETF at the end of each Outcome Period. When the Fund's management fees are taken into account, the Capital Protection level is reduced to 99.31%. The Capital Protection level will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. If the Fund is required to increase its holdings of cash during the Outcome Period to pay fees and expenses incurred by the Fund, the Capital Protection level may be further reduced. The Fund does not seek to provide capital protection against 100% of losses (before fees and expenses) of the Underlying ETF as of any time other than the end of the Outcome Period.

During the Outcome Period, there may be periods of significant disparity between the Fund's NAV and the Underlying ETF's price performance. As the Underlying ETF price and the Fund's NAV change over the Outcome Period, an investor acquiring Fund Shares after the start of the Outcome Period will likely have a different return potential than an investor who purchased Fund Shares at the start of the Outcome Period. This is because while the Cap and Capital Protection for the Outcome Period are fixed levels that

CALAMOS NASDAQ-100® STRUCTURED ALT PROTECTION ETF® — JUNE
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Calamos Nasdaq-100® Structured Alt Protection ETF® — June

are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of an Outcome Period and remain constant throughout the Outcome Period, an investor purchasing Fund Shares at market value during the Outcome Period likely purchased Fund Shares at a price that is different from the Fund's NAV at the start of the Outcome Period (i.e., the NAV that the Cap and Capital Protection reference). For example, if an investor purchases Fund Shares during an Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Outcome Period (the "Initial Fund Value"), that investor's Cap will essentially be decreased by the amount of the increase in the Underlying ETF's value, and the capital protection will not set in until the Fund's NAV returns to its Initial Fund Value (i.e., a shareholder must experience losses prior to gaining the protection offered by the Fund's Capital Protection because the Fund must first decrease in value to its Initial Fund Value for the Outcome Period before subsequent losses will be protected by the Capital Protection). Conversely, if an investor purchases Fund Shares during an Outcome Period at a time when the Underlying ETF has decreased in value, the Fund's NAV may dip below the Initial Fund Value. However, in this scenario, that investor's potential gain could be larger than the Fund's Cap for the Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Outcome Period through the date the investor purchased its Fund Shares plus any additional gains between the Initial Fund Value and the Cap. There is no guarantee that the Fund will recover such value or experience such gains. The Cap and capital protection relative to the Initial Fund Value, however, will not change over the Outcome Period.

While the Fund seeks to provide protection against losses experienced by the Underlying ETF (before fees and expenses) for shareholders who hold Fund Shares for an entire Outcome Period, there is no guarantee it will successfully do so. If the Fund's NAV has increased significantly, a shareholder that purchases Fund Shares after the first day of an Outcome Period could lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear those losses. There is no guarantee the capital protection and cap will be successful and a shareholder investing at the beginning of an Outcome Period could also lose their entire investment.

The returns of the Fund are subject to a cap for each Outcome Period, calculated (before fees and expenses) at the beginning of each Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return Cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Outcome Period. If the Underlying ETF experiences any percentage gains over the amount of the Cap, Fund shareholders will not experience those gains. Therefore, regardless of the price return of the Underlying ETF, the Cap (net of fees) is the maximum return an investor can achieve from an investment in the Fund for that Outcome Period. The Cap is set on the first day of each Outcome Period. The Cap is provided prior to taking into account annual Fund management fees of 0.69% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses (such as unexpected litigation) incurred by the Fund. The pre-determined Cap applicable to an Outcome Period will vary based on prevailing market conditions at the time that the Cap is set, including interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the FLEX Options.

The Cap level is a result of the design of the Fund's principal investment strategy. To provide the Capital Protected Target Outcome, the Fund purchases and sells a series of put and call FLEX Options on or around the last business day of the month prior to the beginning of an Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The Adviser will calculate the amount of premiums that the Fund will owe on the put options acquired to provide the Capital Protection and will then sell call FLEX Options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The Cap is the strike price of those FLEX Options the Fund is selling. The Cap, and the Fund's value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund Shares during an Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Outcome Period to a level near the Cap, an investor purchasing Fund Shares will have limited to no gain potential for the remainder of the Outcome Period (because the investor's potential gain will be limited to the difference between the Fund's NAV on the date the investor purchased the Fund Shares and the Cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which it purchased its Fund Shares and the Initial Fund Value for the Outcome Period before subsequent losses will be protected by the Capital Protection. If an

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investor buys Fund Shares when the price exceeds the Cap, an investor selling their shares at the end of the Outcome Period will not experience any gain regardless of the price return of the Underlying ETF. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Outcome Period, and an investor may experience returns on the Fund significantly below the Cap.

In periods of extreme market volatility or during market disruption events, the Fund's ability to offset investor losses through the use of the FLEX Options to achieve the stated Capital Protection, or provide a return up to the stated upside Cap may be impaired, resulting in an upside limit significantly below the Cap and downside protection significantly lower than full capital protection (i.e., losses greater than 0%), because the Fund may not be able to trade or exercise existing FLEX Options, or may not receive timely payment from its counterparties. An investor may lose their entire investment and an investment in the Fund is only appropriate for investors willing to bear those losses.

For each Outcome Period, the Fund will invest in both purchased and written put and call FLEX Options that reference the Underlying ETF. Because the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options impact the correlation between the Fund's NAV and the price of the Underlying ETF.

General Information about FLEX Options

FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation ("OCC"). The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the "buyer for every seller and the seller for every buyer," with the goal of protecting clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events, as more fully described in the Fund's Statement of Additional Information. Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and subject to the risk that the OCC may fail to perform the settlement of the FLEX Options due to bankruptcy or other adverse reasons. The FLEX Options that the Fund will hold that reference the Underlying ETF will give the Fund the right or the obligation to either receive or deliver shares of the Underlying ETF, or the right or the obligation to either receive or deliver a cash payment on the option expiration date based upon the difference between the Underlying ETF's value and a strike price, depending on whether the option is a put or call option and whether the Fund purchases or sells the option. The FLEX Options held by the Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date. The Fund will generally, under normal conditions, hold FLEX Options for each Outcome Period. The Fund will purchase call options (giving the Fund the right to receive shares of the Underlying ETF or a cash payment) and put options (giving the Fund the right to deliver shares of the Underlying ETF or a cash payment), while simultaneously selling (i.e., writing) call options (giving the Fund the obligation to deliver shares of the Underlying ETF or a cash payment). The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the Fund expects the FLEX Options to be fully covered and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchanges on which the FLEX Options are listed do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts but may charge transaction fees. Each of the FLEX Options purchased and sold throughout the Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Outcome Period. On the Flex Options expiration date, the Fund intends to sell the Flex Options prior to their expiration or cash-settle the Flex Options and use the resulting proceeds to purchase new Flex Options for the next Outcome Period.

The Underlying ETF

The Underlying ETF is an exchange-traded unit investment trust that uses a full replication strategy, meaning it invests in all of the stocks in the Nasdaq-100 Index®. Invesco Capital Management LLC ("Invesco") serves as the Underlying ETF's sponsor. The investment objective of the Underlying ETF is to seek to track the investment results, before fees and expenses, of the Nasdaq-100 Index® (the "Index"). See below for a description of the Underlying ETF's principal investment strategies and risks. You can find the Underlying ETF's prospectus and other information about the ETF, online at https://www.invesco.com/us/qqq-etf/.

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The summary information below regarding the Underlying ETF comes from its filings with the SEC. You are urged to refer to the SEC filings made by the Underlying ETF and to other publicly available information (e.g., the Underlying ETF's annual reports) to obtain an understanding of the Underlying ETF's business and financial prospects. The following description of the Underlying ETF's principal investment strategies was taken directly from the Underlying ETF's prospectus, dated January 31, 2025, as revised July 17, 2025 ("QQQ®" refers to the Underlying ETF; other defined terms have been modified).

The investment objective of QQQ® is to seek to track the investment results, before fees and expenses, of the Index (the component securities of the Index are sometimes referred to in QQQ®'s prospectus as "Index Securities"). There can be no assurance that this investment objective will be met fully.

QQQ® holds the Portfolio (defined as QQQ®'s portfolio of equity securities or, in the case of securities not yet delivered in connection with purchases made by QQQ® or portfolio deposits, confirmations of contracts to purchase such securities) and cash and is not actively managed by traditional methods, which typically involve effecting changes in the Portfolio on the basis of judgments made relating to economic, financial and market considerations. To maintain the correspondence between the composition and weights of the securities in QQQ® (the "Securities") and the stocks in the Nasdaq-100 Index®, QQQ®'s trustee (The Bank of New York Mellon) adjusts the Securities from time to time to conform to periodic changes in the identity and/or relative weights of Index Securities.

The Index is composed of securities issued by 100 of the largest non-financial companies listed on the Nasdaq Global Select Market® or Nasdaq Global Market® by market capitalization. ... The Index was first published in January 1985 and includes companies across a variety of major industry groups. The Index does not contain financial companies, including registered investment companies. ... Current information regarding the market value of the Index is available from Nasdaq® as well as numerous market information services.

As of September 30, 2025, the Underlying ETF had significant investments in information technology companies.

Subsequent Outcome Periods

The Fund will alert existing shareholders to the new Cap at the beginning of each new Outcome Period in the following manner:

1.  Approximately one week prior to the end of the current Outcome Period, the Fund will make a sticker filing that will alert existing shareholders that the Outcome Period is approaching its conclusion and disclose the anticipated Cap range for the next Outcome Period. This filing will be mailed to existing shareholders.

2.  Following the close of business on the last day of the Outcome Period, the Fund will make a sticker filing that discloses the Fund's Cap for the next Outcome Period. This filing will be mailed to existing shareholders.

3.  On the first day of the new Outcome Period, the Fund will file a full prospectus that incorporates the sticker filing from the previous evening which replaces the Caps/dates associated with the previous Outcome Period with the Caps/dates associated with the new Outcome Period. Correspondingly, the Fund will file a revised summary prospectus that reflects such changes.

The information referenced above will also be available on the Fund's website at www.calamos.com.

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. You should not consider investing in the Fund if your investment objective differs from the Fund's investment objective or if you are not willing to accept the principal risks associated with an investment in the Fund. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks are presented in alphabetical order to facilitate

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finding particular risks and comparing them with other funds. Each risk summarized below is considered a "principal risk" of investing in the Fund, regardless of the order in which it appears. The principal risks of investing in the Fund include:

•  Authorized Participant Concentration Risk — Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs, such as the Fund, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

•  Cap Change Risk — A new Cap is established at the beginning of each Outcome Period and is dependent on prevailing market conditions at the time the Cap is established. As such, the Cap may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods. Investors should monitor the changes in the Cap for each Outcome Period, information for which will be made available pursuant to the procedure outlined in the Fund's prospectus.

•  Capital Protection Risk — There can be no guarantee that the Fund will be successful in its strategy to provide protection against 100% of Underlying ETF losses if the Underlying ETF's share price decreases over the duration of the Outcome Period. The Fund's strategy seeks to deliver returns that match those of the Underlying ETF (up to the Cap), while limiting downside losses, if Fund Shares are held at the time at which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Fund Shares after the FLEX Options were entered into or sells Fund Shares prior to the expiration of the FLEX Options, the Capital Protection that the Fund seeks to provide may not be available. If the Outcome Period has begun and the Underlying ETF has increased in value, the Capital Protection will not protect any decreases in the value of the Underlying ETF to the extent of such appreciation, and therefore an investor may experience losses from this appreciated value until the Fund reaches its original NAV from the commencement of the Outcome Period. Similarly, if an investor purchases Fund Shares after the commencement of the Outcome period and the Underlying ETF has increased in value, an investor purchasing Shares at that point will not benefit from the Capital Protection until the Underlying ETF's value decreases to its original value at the commencement of the Outcome Period. Accordingly, such investor will not receive the protection that the Fund seeks to provide until the Fund experiences losses that return it to its value at the commencement of the Outcome Period. If the FLEX Options (and therefore the Capital Protection) do not perform as expected, an investor may experience significant losses on its investment, including the loss of its entire investment.

•  Capped Upside Risk — The Fund's strategy seeks to provide returns that are subject to the Cap. In the event that the Underlying ETF experiences gains in excess of the Cap for the Outcome Period, the Fund will not participate in, and will underperform the Underlying ETF to the extent of, those gains beyond the Cap. The Fund's strategy seeks to deliver returns that match those of the Underlying ETF (up to the Cap), while protecting against the entirety of downside losses of the Underlying ETF, if Fund Shares are held at the time at which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Fund Shares after the FLEX Options were entered into, there may be little or no ability for that investor to experience an investment gain on their Fund Shares (and such investor may be subjected to potential losses between that Fund Share price and the Fund's NAV at the commencement of the Outcome Period). Further, because the FLEX Options are designed to produce returns that match the price return of the Underlying ETF (subject to the Cap) on the last day of the Outcome Period, if an investor sells Fund Shares prior to the expiration date of the FLEX Options such investor may sell at a point where the Fund's performance does not match the performance of the Underlying ETF over the Outcome Period, and therefore may sell at a point where the Fund has underperformed the Underlying ETF.

•  Cash Holdings Risk — To the extent the Fund holds cash positions, the Fund risks achieving lower returns and potential lost opportunities to participate in market appreciation which could negatively impact the Fund's performance and ability to achieve its investment objective.

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•  Clearing Member Default Risk — Transactions in some types of derivatives, including FLEX Options, are required to be centrally cleared ("cleared derivatives"). In a transaction involving cleared derivatives, the Fund's counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house ("clearing members") can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member's individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its FLEX Options may, in certain circumstances, be used to satisfy losses of other clients of the Fund's clearing member. In addition, although clearing members guarantee performance of their clients' obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member's bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund's behalf, which heightens the risks associated with a clearing member's default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund's ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund's behalf, the Fund may be unable to effectively implement its investment strategy.

•  Correlation Risk — The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods, consistent with the Fund's valuation policy. Because a component of the FLEX option's value will be affected by, among other things, changes in the Underlying ETF's share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF's share price and the remaining time until the FLEX Options expire, the value of the Fund's FLEX Options positions is not anticipated to increase or decrease at the same rate as the Underlying ETF's share price, and it is possible they may move in different directions, and as a result, the Fund's NAV may not increase or decrease at the same rate as the Underlying ETF's share price. The Fund's strategy is designed to produce the outcomes upon the expiration of the FLEX Options on the last business day of the Outcome Period, and it should not be expected that the outcomes will be provided at any point other than the end of the Outcome Period.

•  Costs of Buying and Selling Fund Shares — Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

•  Derivatives Risk — Derivatives are instruments, such as options, futures and forward foreign currency contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. In addition, derivative instruments are subject to counterparty risk, meaning that the party with whom the Fund enters into a derivative transaction may experience a significant credit event and/or may be unwilling or unable to make timely settlement payments or otherwise honor its obligations. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.

•  Equity Securities Risk — The securities markets are volatile, and the market prices of the Underlying ETF's securities may decline generally. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. If the market prices of the securities owned by the Underlying ETF fall, the value of your investment in the Fund will decline.

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•  FLEX Options Risk — The Fund may invest in FLEX Options issued and guaranteed for settlement by The Options Clearing Corporation ("OCC"). FLEX Options are customized option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be illiquid, and in such cases, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options and changing volatility levels of the reference asset. In connection with the creation and redemption of Fund Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Fund at prices that reflect the market price of the Fund Shares, the Fund's NAV and, in turn the share price of the Fund, could be negatively impacted. The Fund may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless.

•  Investment Timing Risk — An investor who purchases Fund Shares other than on the first day of the options package and/or sells Fund Shares before the options package expires may not experience the 100% downside protection or upside participation in the Underlying ETF. The Fund's downside protection and upside participation of the Underlying ETF may only be available for investors who hold Fund Shares throughout the complete term of the options package. An investor can expect their Fund Shares to move generally in the same direction as the Underlying ETF during the one-year options package. However, Fund Shares may not experience the same price movement as the price movement of the Underlying ETF. During the duration of the option package, there may be periods of significant disparity between the Fund's NAV and the Underlying ETF's price performance. For example, if an investor purchases Fund Shares during an options package period at a time when the Underlying ETF's share price has increased from its price at the beginning of the options package period, the investor may not be 100% protected against Underlying ETF downside losses. In addition, if an investor purchases Fund Shares during an options package period at a time when the Underlying ETF's share price has increased from its price at the beginning of the options package period, that investor's cap will essentially be decreased from the stated Cap by the amount of the increase in the Underlying ETF's value.

•  Large-Capitalization Investing Risk — Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks. In addition, larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer preferences. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•  Liquidity Risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

•  Liquidity Risk — FLEX Options — In the event that trading in the underlying FLEX Options is limited or absent, the value of the Fund's FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities, including certain non-customized option contracts. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. Additionally, the liquidation of a large number of FLEX Options may more significantly impact the price in a less liquid market. Further, the Fund requires a sufficient number of participants to facilitate the purchase and sale of options on an exchange to provide liquidity to the Fund for its FLEX Option positions. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

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•  Market Maker Risk — If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund's net asset value and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of the Fund Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund's portfolio securities and the Fund's market price. This reduced effectiveness could result in Fund Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Fund Shares.

•  Market Risk — The risk that the securities markets will increase or decrease in value is considered market risk and applies to any security. If there is a general decline in the stock or fixed-income market, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests.

•  New Fund Risk — The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

•  Non-Diversification Risk — The Fund is classified as "non-diversified" under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code").

•  Options Risk — The Fund's ability to close out its position as a purchaser or seller of an over-the-counter or exchange-listed put or call option is dependent, in part, upon the liquidity of the options market. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Fund's ability to utilize options successfully will depend on the ability of the Fund's investment adviser to predict pertinent market movements, which cannot be assured. The Fund may also purchase or write over-the-counter put or call options, which involves risks different from, and possibly greater than, the risks associated with exchange-listed put or call options. Over-the-counter put or call options may expose the Fund to the risk that a counterparty may be unable or unwilling to perform according to a contract, and that any deterioration in a counterparty's creditworthiness could adversely affect the instrument. In addition, the Fund may be exposed to a risk that losses may exceed the amount originally invested.

•  Premium-Discount Risk — Fund Shares may trade above or below their NAV. The market prices of Fund Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Fund Shares on the Exchange. The trading price of Fund Shares may deviate significantly from NAV during periods of market volatility.

•  Secondary Market Trading Risk — Investors buying or selling Fund Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund Shares. Although the Fund Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Fund Shares on the Exchange may be halted.

•  Sector Risk — To the extent the Underlying ETF invests a significant portion of its assets in a particular sector, a greater portion of the Fund's performance may be affected by the general business and economic conditions affecting that sector. Each sector may share economic risk with the broader market, however there may be economic risks specific to each sector. As a result, returns from those sectors may trail returns from the overall stock market, and it is possible that the Underlying ETF may underperform the broader market.

•  Tax Risk — The Fund has elected and intends to qualify each year to be treated as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The federal income tax treatment of the securities in which the Fund may invest, including the Fund's option strategy, may not be clear or may be subject to recharacterization by the Internal Revenue Service. It could be more difficult to comply with the tax requirements applicable to RICs if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the Internal Revenue Service. Any such failure to comply with the rules applicable to RICs could cause the Fund to fail to qualify as such. To qualify and maintain its status as a RIC, the Fund must meet certain income,

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diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published Internal Revenue Service guidance or case law on how to determine the "issuer" of certain derivatives that the Fund will enter into. Based upon the language in the legislative history, the Fund intends to treat the issuer of an equity option as the referenced asset and to treat any income it may derive from an equity option as "qualifying income" under the provisions of the Code applicable to RICs. In the case of FLEX Options, assuming the referenced asset qualifies as a RIC, treating the issuer as the referenced asset would allow the Fund to count the FLEX Options as automatically diversified investments under the RIC diversification requirements. If the income is not qualifying income or the issuer of equity options, including FLEX Options, is not appropriately the referenced asset, the Fund may not qualify, or may be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund's taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

The Fund's investments in offsetting positions with respect to the Underlying ETF may affect the character of gains or losses realized by the Fund under the Code's "straddle" rules and may increase the amount of short-term capital gain realized by the Fund. Certain options the Fund holds may not qualify as "Section 1256 contracts" under Section 1256 of the Code, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

There is a risk that if the offsetting FLEX Options are held by a single person, the IRS may take the position that the FLEX Options, viewed together, should be treated as a single debt instrument for federal tax purposes. The result of such a position would be that the Fund would fail the RIC diversification tests, causing the RIC to be taxed as a C corporation, unless certain cure rights based upon reasonable cause may apply. The Fund has obtained an opinion of tax counsel that the FLEX Options should not be collapsed into a single instrument. However, such an opinion is not binding upon the IRS or the courts.

•  Trading Issues Risk — Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange's "circuit breaker" rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund's assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.

•  Underlying ETF Risk — The Fund invests in FLEX Options that reference an ETF, which subjects the Fund to certain of the risks of owning shares of an ETF as well as the types of instruments in which the Underlying ETF invests. The value of an ETF will fluctuate over time based on fluctuations in the values of the securities held by the ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. In addition, ETFs are subject to absence of an active market risk, premium/discount risk, tracking error risk and trading issues risk. Brokerage, tax and other expenses may negatively impact the performance of the Underlying ETF and, in turn, the value of the Fund's shares. An ETF that tracks an index may not exactly match the performance of the index due to cash drag, differences between the portfolio of the ETF and the components of the index, expenses and other factors.

•  Valuation Risk — During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options may become more difficult. In market environments where there is reduced availability of reliable objective pricing data, the judgment of the Fund's investment adviser in determining the fair value of the security may play a greater role. While such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.

CALAMOS NASDAQ-100® STRUCTURED ALT PROTECTION ETF® — JUNE
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Calamos Nasdaq-100® Structured Alt Protection ETF® — June

Fund Performance

The Fund commenced operations on June 3, 2024, and thus does not yet have annual returns for a full calendar year. Accordingly, performance data is not included. Performance information is available at no cost by visiting www.calamos.com. Past performance (before and after taxes) is not an indication of future performance.

Investment Adviser

Calamos Advisors LLC ("Calamos Advisors" or the "Adviser")

Portfolio Managers

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH ADVISER
David O'Donohue	Since June 2024	SVP, Sr. Co-Portfolio Manager
Jimmy Young	Since June 2024	SVP, Co-Portfolio Manager
Eli Pars	Since June 2024	SVP, Sr. Co-Portfolio Manager
Jason Hill	Since June 2024	SVP, Sr. Co-Portfolio Manager
Anthony Vecchiolla	Since June 2024	VP, Co-Portfolio Manager
Jordan Rosenfeld	Since November 2025	VP, Co-Portfolio Manager

PROSPECTUS | November 28, 2025
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Other Important Information Regarding Fund Shares

Portfolio Holdings. The Fund's portfolio holdings are disclosed on its website daily after the close of trading on the Exchange and prior to the opening of trading on the Exchange the following day. A description of the Fund's policies and procedures with respect to the disclosure of such Fund's portfolio holdings is available in the Fund's Statement of Additional Information ("SAI").

Premium/Discount Information. Information about the premiums and discounts at which the Fund's Shares have traded will be available at www.calamos.com.

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as "Creation Units." Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the "bid-ask spread"). Recent information regarding the Fund's NAV, market price, premiums and discounts, and bid-ask spreads is available at https://www.calamos.com/.

Tax Information

Net investment income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute net investment income and capital gains, if any, at least annually.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), such Fund and its related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

CALAMOS NASDAQ-100® STRUCTURED ALT PROTECTION ETF® — JUNE
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Additional Information About Investment Strategies and Related Risks

The Fund's investment objective and each of the policies described herein are non-fundamental policies that may be changed by the Board of Trustees of the Trust (the "Board") without shareholder approval. The Fund may liquidate and terminate at any time without shareholder approval.

What are the investment objectives and principal strategies for the Fund?

The Fund is an actively managed exchange-traded fund ("ETF") that is designed to provide investors with the opportunity to benefit from increases in the Underlying ETF's share price up to the stated cap over a specified period of time of approximately one-year (the "Outcome Period"), while providing protection against decreases in the Underlying ETF's share price over the same Outcome Period (before taking fees and expenses into account).

Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange Options ("FLEX Options") that reference the price performance of the Invesco QQQ TrustSM, Series 1 (the "Underlying ETF"). FLEX Options are customized equity or index option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates.

The Underlying ETF is an exchange-traded unit investment trust that uses a replication strategy, meaning it invests in all of the stocks in the Nasdaq-100 Index®. Invesco Capital Management LLC serves as the Underlying ETF's sponsor. The investment objective of the Underlying ETF is to seek to track the investment results, before fees and expenses, of the Nasdaq-100 Index® The Fund's performance does not reflect the payment of dividends by the Underlying ETF. See "The Underlying ETF" for more information.

The returns an investor will receive from an investment in the Fund have characteristics that are distinct from many other investment vehicles, including the Underlying ETF. It is important that you understand these characteristics before making an investment in the Fund.

The Fund uses FLEX Options to employ a capital protected target outcome strategy. Target outcome strategies seek to produce pre-determined investment outcomes based upon the performance of an underlying security or index. The pre-determined outcomes sought by the Fund, which include capital protection to absorb 100% of losses (before fees and expenses) in the Underlying ETF (the "Capital Protection") and upside participation to a stated cap of 7.65% (before fees and expenses) (the "Cap"), are based on the price performance of the Underlying ETF over an Outcome Period.

The outcomes the Fund seeks for investors that hold Fund Shares for an entire Outcome Period are as follows, though there can be no guarantee these results will be achieved:

•  If the Underlying ETF appreciates over the Outcome Period, the combination of FLEX Options held by the Fund seeks to provide upside participation matching that of the Underlying ETF, up to a cap that is determined at the start of the Outcome Period.

•  If the Underlying ETF decreases over the Outcome Period, the combination of FLEX Options held by the Fund seeks to provide protection against 100% of Underlying ETF losses, prior to taking into account the Fund's fees and expenses.

The Fund does not seek to provide capital protection against 100% of losses (before fees and expenses) of the Underlying ETF as of any time other than the end of the Outcome Period.

For the Outcome Period beginning on June 1, 2025 through May 31, 2026, the Cap is 7.65% and the Capital Protection is 100%. When the Fund's fees and expenses are taken into account, the Cap is 6.96% and the Capital Protection is 99.31%. The Cap and Capital Protection will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee.

The current Outcome Period is from June 1, 2025 through May 31, 2026. The Fund will not terminate after the conclusion of the Outcome Period. After the conclusion of the Outcome Period, another will begin. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Outcome Period. This means that the Cap will change for each Outcome Period based upon prevailing market conditions at the

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Additional Information About Investment Strategies and Related Risks

beginning of each Outcome Period. The capital protection will remain the same for each Outcome Period. The Capital Protection and Cap, and the Fund's value relative to each, should be considered before investing in the Fund. The Fund will be perpetually offered and not terminate after the current or any subsequent Outcome Period. Approximately one week prior to the end of an Outcome Period, the Fund's website will be updated to alert existing shareholders that the Outcome Period is approaching its conclusion and will disclose the anticipated Cap range for the next Outcome Period. See "Subsequent Outcome Periods" for more information.

Upon conclusion of the Outcome Period, the Fund will receive the cash value of all the FLEX Options it held for that Outcome Period. It will then invest in a new series of FLEX Options with an expiration date of approximately one year in the future, and a new Outcome Period will begin. Each FLEX Option's value is ultimately derived from the performance of the Underlying ETF's share price during that time. As the terms of the FLEX Options do not change during an Outcome Period, the outcomes, including the Cap and Capital Protection discussed below, will be measured to the Fund's net asset value ("NAV") on the first day of the Outcome Period.

The stated Cap and Capital Protection may only be realized by investors who continuously hold Fund Shares from the commencement of an Outcome Period until its conclusion. An investor who purchases Fund Shares other than on the first day of an Outcome Period and/or sells Fund Shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. While the Cap and Capital Protection provide the intended outcomes only for investors that hold their Fund Shares throughout the complete term of the Outcome Period, an investor can expect the value of their Fund Shares to generally move in the same direction as the Underlying ETF during the Outcome Period. If investors buy or sell on a date other than the start or end date of the Outcome Period, their returns will be different and they may incur losses in excess of the Capital Protection level (i.e., losses exceeding 0%) and they may not experience gains up to the Cap. See "Capital Protection and Cap" for more information.

The Fund's website, www.calamos.com, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Outcome Period, including the Fund's value relative to the Cap and Capital Protection. Before purchasing Fund Shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund Shares on a particular day and held through the end of the Outcome Period.

The Fund's investment objective is not a fundamental policy and therefore may be changed by the Board without shareholder approval.

The Fund seeks to generate returns that match the Underlying ETF, up to the Cap (discussed in detail below), while limiting downside losses. The hypothetical illustrations provided below are designed to illustrate the outcomes that the Fund seeks to provide for investors who hold Fund Shares for the entirety of the Outcome Period.

The hypothetical examples set forth below do not represent the performance of the Fund and investors should not rely on the hypothetical examples shown below as an indication of the actual or future performance of the Fund. There is no guarantee that the Fund will be successful in its attempt to provide the target outcomes for an Outcome Period. The returns that the Fund seeks to provide do not include the costs associated with purchasing Fund Shares and certain expenses incurred by the Fund. In the payoff profile illustration, the dotted line represents the Underlying ETF's performance, and the solid line represents the return profile gross of fees and expenses sought by the Fund in relation to the Underlying ETF's indicated performance. The bar chart below represents the Fund's hypothetical intended return profile based upon the performance of the Underlying ETF.

CALAMOS NASDAQ-100® STRUCTURED ALT PROTECTION ETF® — JUNE
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Additional Information About Investment Strategies and Related Risks

Explanation of diagram:

1.  Calamos Nasdaq-100® Structured Alt Protection ETF® — June Participation Layer: The dotted grey line represents the first layer, which involves purchasing a near zero-strike (i.e., deep in-the-money) call on the reference asset, at a pre-determined strike to provide full participation to the price return of the underlying reference asset. In other words, the full price participation provided by this layer provides potential gains and losses that are tantamount to that of owning the underlying reference asset outright, except that this layer does not participate in the dividend yield of the underlying reference asset.

2.  Capital Protection Layer: The solid grey line represents the second layer, which involves purchasing an at-the-money put option, which produces protection equal to 100% of losses (before fees and expenses) of the price return of the reference asset, over the Outcome Period.

3.  Upside Participation Layer (the "Cap"): The solid black line illustrates the final layer, which involves selling an out-of-the-money call, thereby creating the upside cap. The strike price at which the call is sold is determined so that the combined net options purchase price is approximately equal to the underlying asset's current value. The cost of this layer is a credit equal to the price that would make the total package "no-cost" or fully financed.

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Additional Information About Investment Strategies and Related Risks

The Fund Is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act").

Capital Protection and Cap

The Fund seeks to provide capital protection to absorb 100% of losses (before fees and expenses) of the Underlying ETF at the end of each Outcome Period. When the Fund's management fees are taken into account, the Capital Protection level is reduced to 99.31%. The Capital Protection level will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. If the Fund is required to increase its holdings of cash during the Outcome Period to pay fees and expenses incurred by the Fund, the Capital Protection level may be further reduced. The Fund does not seek to provide capital protection against 100% of losses (before fees and expenses) of the Underlying ETF as of any time other than the end of the Outcome Period.

During the Outcome Period, there may be periods of significant disparity between the Fund's NAV and the Underlying ETF's price performance. As the Underlying ETF price and the Fund's NAV change over the Outcome Period, an investor acquiring Fund Shares after the start of the Outcome Period will likely have a different return potential than an investor who purchased Fund Shares at the start of the Outcome Period. This is because while the Cap and Capital Protection for the Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of an Outcome Period and remain constant throughout the Outcome Period, an investor purchasing Fund Shares at market value during the Outcome Period likely purchased Fund Shares at a price that is different from the Fund's NAV at the start of the Outcome Period (i.e., the NAV that the Cap and Capital Protection reference). For example, if an investor purchases Fund Shares during an Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Outcome Period (the "Initial Fund Value"), that investor's Cap will essentially be decreased by the amount of the increase in the Underlying ETF's value, and the capital protection will not set in until the Fund's NAV returns to its Initial Fund Value (i.e., a shareholder must experience losses prior to gaining the protection offered by the Fund's Capital Protection because the Fund must first decrease in value to its Initial Fund Value for the Outcome Period before subsequent losses will be protected by the Capital Protection). Conversely, if an investor purchases Fund Shares during an Outcome Period at a time when the Underlying ETF has decreased in value, the Fund's NAV may dip below the Initial Fund Value. However, in this scenario, that investor's potential gain could be larger than the Fund's Cap for the Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Outcome Period through the date the investor purchased its Fund Shares plus any additional gains between the Initial Fund Value and the Cap. There is no guarantee that the Fund will recover such value or experience such gains. The Cap and capital protection relative to the Initial Fund Value, however, will not change over the Outcome Period.

CALAMOS NASDAQ-100® STRUCTURED ALT PROTECTION ETF® — JUNE
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Additional Information About Investment Strategies and Related Risks

While the Fund seeks to provide protection against losses experienced by the Underlying ETF (before fees and expenses) for shareholders who hold Fund Shares for an entire Outcome Period, there is no guarantee it will successfully do so. If the Fund's NAV has increased significantly, a shareholder that purchases Fund Shares after the first day of an Outcome Period could lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear those losses. There is no guarantee the capital protection and cap will be successful and a shareholder investing at the beginning of an Outcome Period could also lose their entire investment.

The returns of the Fund are subject to a cap for each Outcome Period, calculated (before fees and expenses) at the beginning of each Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return Cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Outcome Period. If the Underlying ETF experiences any percentage gains over the amount of the Cap, Fund shareholders will not experience those gains. Therefore, regardless of the price return of the Underlying ETF, the Cap (net of fees) is the maximum return an investor can achieve from an investment in the Fund for that Outcome Period. The Cap is set on the first day of each Outcome Period. The Cap is provided prior to taking into account annual Fund management fees of 0.69% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses (such as unexpected litigation) incurred by the Fund. The pre-determined Cap applicable to an Outcome Period will vary based on prevailing market conditions at the time that the Cap is set, including interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the FLEX Options.

The Cap level is a result of the design of the Fund's principal investment strategy. To provide the Capital Protected Target Outcome, the Fund purchases and sells a series of put and call FLEX Options on or around the last business day of the month prior to the beginning of an Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The Adviser will calculate the amount of premiums that the Fund will owe on the put options acquired to provide the Capital Protection and will then sell call FLEX Options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The Cap is the strike price of those FLEX Options the Fund is selling. The Cap, and the Fund's value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund Shares during an Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Outcome Period to a level near the Cap, an investor purchasing Fund Shares will have limited to no gain potential for the remainder of the Outcome Period (because the investor's potential gain will be limited to the difference between the Fund's NAV on the date the investor purchased the Fund Shares and the Cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which it purchased its Fund Shares and the Initial Fund Value for the Outcome Period before subsequent losses will be protected by the Capital Protection. If an investor buys Fund Shares when the price exceeds the Cap, an investor selling their shares at the end of the Outcome Period will not experience any gain regardless of the price return of the Underlying ETF. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Outcome Period, and an investor may experience returns on the Fund significantly below the Cap.

In periods of extreme market volatility or during market disruption events, the Fund's ability to offset investor losses through the use of the FLEX Options to achieve the stated Capital Protection, or provide a return up to the stated upside Cap may be impaired, resulting in an upside limit significantly below the Cap and downside protection significantly lower than full capital protection (i.e., losses greater than 0%), because the Fund may not be able to trade or exercise existing FLEX Options, or may not receive timely payment from its counterparties. An investor may lose their entire investment and an investment in the Fund is only appropriate for investors willing to bear those losses.

For each Outcome Period, the Fund will invest in both purchased and written put and call FLEX Options that reference the Underlying ETF. Because the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options impact the correlation between the Fund's NAV and the price of the Underlying ETF.

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Additional Information About Investment Strategies and Related Risks

General Information about FLEX Options

FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation ("OCC"). The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the "buyer for every seller and the seller for every buyer," with the goal of protecting clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events, as more fully described in the Fund's Statement of Additional Information. Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and subject to the risk that the OCC may fail to perform the settlement of the FLEX Options due to bankruptcy or other adverse reasons. The FLEX Options that the Fund will hold that reference the Underlying ETF will give the Fund the right or the obligation to either receive or deliver shares of the Underlying ETF, or the right or the obligation to either receive or deliver a cash payment on the option expiration date based upon the difference between the Underlying ETF's value and a strike price, depending on whether the option is a put or call option and whether the Fund purchases or sells the option. The FLEX Options held by the Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date. The Fund will generally, under normal conditions, hold FLEX Options for each Outcome Period. The Fund will purchase call options (giving the Fund the right to receive shares of the Underlying ETF or a cash payment) and put options (giving the Fund the right to deliver shares of the Underlying ETF or a cash payment), while simultaneously selling (i.e., writing) call options (giving the Fund the obligation to deliver shares of the Underlying ETF or a cash payment). The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the Fund expects the FLEX Options to be fully covered and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchanges on which the FLEX Options are listed do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts but may charge transaction fees. Each of the FLEX Options purchased and sold throughout the Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Outcome Period. On the Flex Options expiration date, the Fund intends to sell the Flex Options prior to their expiration or cash-settle the Flex Options and use the resulting proceeds to purchase new Flex Options for the next Outcome Period.

The Underlying ETF

The Underlying ETF is an exchange-traded unit investment trust that uses a full replication strategy, meaning it invests in all of the stocks in the Nasdaq-100 Index®. Invesco Capital Management LLC ("Invesco") serves as the Underlying ETF's sponsor. The investment objective of the Underlying ETF is to seek to track the investment results, before fees and expenses, of the Nasdaq-100 Index® (the "Index"). See below for a description of the Underlying ETF's principal investment strategies and risks. You can find the Underlying ETF's prospectus and other information about the ETF, online at https://www.invesco.com/us/qqq-etf/.

The summary information below regarding the Underlying ETF comes from its filings with the SEC. You are urged to refer to the SEC filings made by the Underlying ETF and to other publicly available information (e.g., the Underlying ETF's annual reports) to obtain an understanding of the Underlying ETF's business and financial prospects. The following description of the Underlying ETF's principal investment strategies was taken directly from the Underlying ETF's prospectus, dated January 31, 2025, as revised July 17, 2025 ("QQQ®" refers to the Underlying ETF; other defined terms have been modified).

The investment objective of QQQ® is to seek to track the investment results, before fees and expenses, of the Index (the component securities of the Index are sometimes referred to in QQQ®'s prospectus as "Index Securities"). There can be no assurance that this investment objective will be met fully.

QQQ® holds the Portfolio (defined as QQQ®'s portfolio of equity securities or, in the case of securities not yet delivered in connection with purchases made by QQQ® or portfolio deposits, confirmations of contracts to purchase such securities) and cash and is not actively managed by traditional methods, which typically involve effecting changes in the Portfolio on the basis of judgments made relating to economic, financial and market considerations. To maintain the correspondence between the composition and weights of the securities in QQQ® (the "Securities") and the stocks in the Nasdaq-100 Index®, QQQ®'s trustee

CALAMOS NASDAQ-100® STRUCTURED ALT PROTECTION ETF® — JUNE
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Additional Information About Investment Strategies and Related Risks

(The Bank of New York Mellon) adjusts the Securities from time to time to conform to periodic changes in the identity and/or relative weights of Index Securities.

The Index is composed of securities issued by 100 of the largest non-financial companies listed on the Nasdaq Global Select Market® or Nasdaq Global Market® by market capitalization. ... The Index was first published in January 1985 and includes companies across a variety of major industry groups. The Index does not contain financial companies, including registered investment companies. ... Current information regarding the market value of the Index is available from Nasdaq® as well as numerous market information services.

As of September 30, 2025, the Underlying ETF had significant investments in information technology companies.

Subsequent Outcome Periods

The Fund will alert existing shareholders to the new Cap at the beginning of each new Outcome Period in the following manner:

1.  Approximately one week prior to the end of the current Outcome Period, the Fund will make a sticker filing that will alert existing shareholders that the Outcome Period is approaching its conclusion and disclose the anticipated Cap range for the next Outcome Period. This filing will be mailed to existing shareholders.

2.  Following the close of business on the last day of the Outcome Period, the Fund will make a sticker filing that discloses the Fund's Cap for the next Outcome Period. This filing will be mailed to existing shareholders.

3.  On the first day of the new Outcome Period, the Fund will file a full prospectus that incorporates the sticker filing from the previous evening which replaces the Caps/dates associated with the previous Outcome Period with the Caps/dates associated with the new Outcome Period. Correspondingly, the Fund will file a revised summary prospectus that reflects such changes.

The information referenced above will also be available on the Fund's website at www.calamos.com.

Changes in 80% policy

The Fund has adopted a non-fundamental operating policy that requires it, under normal circumstances, to invest at least 80% of its net assets (plus borrowings for investment purposes, if any) in investments that provide exposure to the Nasdaq-100 Index®. Although this requirement may be changed by the Board of Trustees without shareholder approval, the Fund will notify shareholders in writing at least 60 days prior to any change in its 80% policy.

Non-Principal Investments

Cash Equivalents and Short-Term Investments

The Fund may invest in securities with maturities of less than one year or cash equivalents, or it may hold cash. The percentage of the Fund invested in such holdings varies and depends on several factors, including market conditions. For temporary defensive purposes and during periods of high cash inflows or outflows, the Fund may invest part or all of its assets in these securities or it may hold cash. During such periods, the Fund may not be able to achieve its investment objective. The Fund may adopt a defensive strategy when the portfolio managers believe securities in which such Fund normally invests have elevated risks due to political or economic factors and in other extraordinary circumstances. For more information on eligible short-term investments, see the SAI.

Illiquid Investments

The Fund may invest up to 15% of its net assets in securities and other instruments that are, at the time of investment, illiquid (determined using the Securities and Exchange Commission's standard applicable to investment companies, i.e., any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). For this purpose, illiquid investments may include, but are not limited to, certain restricted securities (securities the disposition of which is restricted under the federal securities laws), certain securities that may only be resold pursuant to Rule 144A under the Securities Act, and certain repurchase agreements, among others.

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Additional Information About Investment Strategies and Related Risks

Temporary Investments

In response to market, economic, political, or other conditions, the Fund may temporarily invest for defensive purposes that are inconsistent with the Fund's principal investment strategies. If the Fund does so, different factors could affect the Fund's performance, and the Fund may not achieve its investment objective.

Risks of Investing in the Fund

This prospectus describes the risks you may face as an investor in the Fund. It is important to keep in mind that generally, investments with a higher potential reward also have a higher risk of losing money. The reverse is also commonly true: the lower the risk, the lower the potential reward. However, as you consider an investment in the Fund, you should also take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in this investment for a long period of time to ride out down periods.

As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time, and it is possible to lose money. Each risk summarized below is considered a "principal risk" of investing in the Fund, regardless of the order in which it appears.

Principal Risks

Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs, such as the Fund, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

Cap Change Risk. A new Cap is established at the beginning of each Outcome Period and is dependent on prevailing market conditions at the time the Cap is established. Expected dividends of the Underlying ETF, market interest rates, the Underlying ETF's share price relative to the FLEX Options' strike prices, and the "implied volatility" of the Underlying ETF (the expected frequency and magnitude of changes of the Underlying ETF's share price) can impact the Cap the Fund is able to establish at the beginning of each outcome period. Extremely low interest rates (e.g., 0%) may result in a significantly lower Cap. As such, the Cap may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods. Investors should monitor the changes in the Cap for each Outcome Period, information for which will be made available pursuant to the procedure outlined in the Fund's prospectus.

Capital Protection Risk. There can be no guarantee that the Fund will be successful in its strategy to provide protection against 100% of Underlying ETF losses if the Underlying ETF's share price decreases over the duration of the Outcome Period. The Fund's strategy seeks to deliver returns that match those of the Underlying ETF (up to the Cap), while limiting downside losses, if Fund Shares are held at the time at which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Fund Shares after the FLEX Options were entered into or sells Fund Shares prior to the expiration of the FLEX Options, the Capital Protection that the Fund seeks to provide may not be available. If the Outcome Period has begun and the Underlying ETF has increased in value, the Capital Protection will not protect any decreases in the value of the Underlying ETF to the extent of such appreciation, and therefore an investor may experience losses from this appreciated value until the Fund reaches its original NAV from the commencement of the Outcome Period. Similarly, if an investor purchases Fund Shares after the commencement of the Outcome period and the Underlying ETF has increased in value, an investor purchasing Shares at that point will not benefit from the Capital Protection until the Underlying ETF's value decreases to its original value at the commencement of the Outcome Period. Accordingly, such investor will not receive the protection that the Fund seeks to provide until the Fund experiences losses that return it to its value at the commencement of the Outcome Period. If the FLEX Options (and therefore the Capital Protection) do not perform as expected, an investor may experience significant losses on its investment, including the loss of its entire investment.

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Additional Information About Investment Strategies and Related Risks

Capped Upside Risk. The Fund's strategy seeks to provide returns that are subject to the Cap. In the event that the Underlying ETF experiences gains in excess of the Cap for the Outcome Period, the Fund will not participate in, and will underperform the Underlying ETF to the extent of, those gains beyond the Cap. The Fund's strategy seeks to deliver returns that match those of the Underlying ETF (up to the Cap), while protecting against the entirety of downside losses of the Underlying ETF, if Fund Shares are held at the time at which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Fund Shares after the FLEX Options were entered into, there may be little or no ability for that investor to experience an investment gain on their Shares (and such investor may be subjected to potential losses between that Fund Share price and the Fund's NAV at the commencement of the Outcome Period). Further, because the FLEX Options are designed to produce returns that match the price return of the Underlying ETF (subject to the Cap) on the last day of the Outcome Period, if an investor sells Fund Shares prior to the expiration date of the FLEX Options such investor may sell at a point where the Fund's performance does not match the performance of the Underlying ETF over the Outcome Period, and therefore may sell at a point where the Fund has underperformed the Underlying ETF.

Cash Holdings Risk. The Fund may invest in cash and cash equivalents for indefinite periods of time when the Fund's investment adviser determines the prevailing market environment warrants doing so. When the Fund holds cash positions, it may lose opportunities to participate in market appreciation, which may result in lower returns than if the Fund had remained fully invested in the market. Furthermore, cash and cash equivalents may generate minimal or no income and could negatively impact the Fund's performance and ability to achieve its investment objective.

Clearing Member Default Risk. Transactions in some types of derivatives, including FLEX Options, are required to be centrally cleared ("cleared derivatives"). In a transaction involving cleared derivatives, the Fund's counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house ("clearing members") can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member's individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its FLEX Options may, in certain circumstances, be used to satisfy losses of other clients of the Fund's clearing member. In addition, although clearing members guarantee performance of their clients' obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member's bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund's behalf, which heightens the risks associated with a clearing member's default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund's ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund's behalf, the Fund may be unable to effectively implement its investment strategy.

Correlation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods, consistent with the Fund's valuation policy. Because a component of the FLEX option's value will be affected by, among other things, changes in the Underlying ETF's share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF's share price and the remaining time until the FLEX Options expire, the value of the Fund's FLEX Options positions is not anticipated to increase or decrease at the same rate as the Underlying ETF's share price, and it is possible they may move in different directions, and as a result, the Fund's NAV may not increase or decrease at the same rate as the Underlying ETF's share price. The Fund's strategy is designed to produce the outcomes upon the expiration of the FLEX Options on the last business day of the Outcome Period, and it should not be expected that the outcomes will be provided at any point other than the end of the Outcome Period.

Costs of Buying and Selling Fund Shares. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

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Additional Information About Investment Strategies and Related Risks

Derivatives Risk. Derivatives are instruments, such as futures and forward foreign currency contracts, whose value is derived from that of other assets, rates or indices. Derivatives may be more volatile than other investments and may magnify the Fund's gains or losses. Successful use of derivatives depends upon the level to which prices of the underlying assets correlate with price movements in the derivatives the Fund buys or sells. The Fund could be negatively affected if the change in market value of its securities fails to correlate with the value of derivatives it purchased or sold. The potential lack of a liquid market for a derivative may prevent the Fund from closing its derivatives positions to limit losses or realize profits. Derivatives may be purchased for a fraction of their value and small price movements may result in an immediate and substantial loss to the Fund. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. In addition, derivative instruments are subject to counterparty risk, meaning that the party with whom the Fund enters into the derivatives transaction (e.g., the clearinghouse or the broker holding the Fund's position for a futures contract or the counterparty for a forward contract) may experience a significant credit event and/or may be unwilling or unable to make timely settlement payments or otherwise honor its obligations. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.

Equity Securities Risk. Equity investments are subject to greater fluctuations in market value than other asset classes as a result of such factors as a company's business performance, investor perceptions, stock market trends and general economic conditions.

FLEX Options Risk. Trading FLEX Options involves risks different from, or possibly greater than, the risks associated with investing directly in securities. The Fund may not experience substantial upside participation from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund's FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund Shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund's FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund's Shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection may impact the value of the Fund and whether the Fund can satisfy its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment. The trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.

The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The FLEX Options are also subject to correlation risk, meaning the value of the FLEX Options does not increase or decrease at the same rate as the Underlying ETF (although they generally move in the same direction) or its underlying securities. The value of the FLEX Options prior to the expiration date may vary because of factors other than the value of the Underlying ETF, such as interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, a change in the actual and perceived volatility of the stock market and the Underlying ETF and the remaining time to expiration. FLEX Option prices may also be highly volatile and may fluctuate substantially during a short period of time. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options becomes more difficult and the judgment of the Fund's investment adviser (employing the fair value procedures approved by the Board of Trustees of the Trust) may play a greater role in the valuation of the Fund's holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations may be made in good

CALAMOS NASDAQ-100® STRUCTURED ALT PROTECTION ETF® — JUNE
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Additional Information About Investment Strategies and Related Risks

faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value. Under those circumstances, the value of the FLEX Options will require more reliance on the investment adviser's judgment than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value paid for shares of the Fund.

Investment Timing Risk. An investor who purchases Fund Shares other than on the first day of the options package and/or sells Fund Shares before the options package expires may not experience the 100% downside protection or upside participation in the Underlying ETF. The Fund's downside protection and upside participation of the Underlying ETF may only be available for investors who hold Fund Shares throughout the complete term of the options package. An investor can expect their Fund Shares to move generally in the same direction as the Underlying ETF during the one-year options package. However, Fund Shares may not experience the same price movement as the price movement of the Underlying ETF. During the duration of the option package, there may be periods of significant disparity between the Fund's NAV and the Underlying ETF's price performance. For example, if an investor purchases Fund Shares during an options package period at a time when the Underlying ETF's share price has increased from its price at the beginning of the options package period, the investor may not be 100% protected against Underlying ETF downside losses. In addition, if an investor purchases Fund Shares during an options package period at a time when the Underlying ETF's share price has increased from its price at the beginning of the options package period, that investor's cap will essentially be decreased from the stated Cap by the amount of the increase in the Underlying ETF's value.

Large-Capitalization Investing Risk. Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks. In addition, larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer preferences. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

Liquidity Risk — FLEX Options. In the event that trading in the underlying FLEX Options is limited or absent, the value of the Fund's FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities, including certain non-customized option contracts. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. Additionally, the liquidation of a large number of FLEX Options may more significantly impact the price in a less liquid market. Further, the Fund requires a sufficient number of participants to facilitate the purchase and sale of options on an exchange to provide liquidity to the Fund for its FLEX Option positions. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund's net asset value and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of the Fund Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund's portfolio securities and the Fund's market price. This reduced effectiveness could result in Fund Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Fund Shares.

Market Risk. The risk that the securities markets will increase or decrease in value is considered market risk and applies to any security. If there is a general decline in the stock or fixed-income market, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests.

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Additional Information About Investment Strategies and Related Risks

New Fund Risk. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

Non-Diversification Risk. The Fund is classified as "non-diversified" under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Options Risk. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Fund's ability to utilize options successfully will depend on Calamos Advisors' ability to predict pertinent market movements, which cannot be assured.

The Fund's ability to close out its position as a purchaser or seller of an Options Clearing Corporation or exchange-listed put or call option is dependent, in part, upon the liquidity of the options market. If the Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option to realize any profit or the option would expire and become worthless. If the Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security until the option expired. As the writer of a covered call option on a security, the Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call. The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets until the next trading day.

Unless the parties provide for it, there is no central clearing or guaranty function in an over-the-counter option. As a result, if the counterparty fails to make or take delivery of the security or other instrument underlying an over-the-counter option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such counterparty or any guarantor or credit enhancement of the counterparty's credit to determine the likelihood that the terms of the over-the-counter option will be satisfied.

The Fund may also purchase or write over-the-counter put or call options, which involves risks different from, and possibly greater than, the risks associated with exchange-listed put or call options. In some instances, over-the-counter put or call options may expose the Fund to the risk that a counterparty may be unable or unwilling to perform according to a contract, and that any deterioration in a counterparty's creditworthiness could adversely affect the instrument. In addition, the Fund may be exposed to a risk that losses may exceed the amount originally invested.

Premium-Discount Risk. The Fund's Shares may trade above or below their NAV. The market prices of Fund Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Fund Shares on the Exchange. The trading price of Fund Shares may deviate significantly from NAV during periods of market volatility.

Secondary Market Trading Risk. Investors buying or selling Fund Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund Shares. Although the Fund's Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Fund Shares on the Exchange may be halted.

Sector Risk. To the extent the Underlying ETF invests a significant portion of its assets in a particular sector, a greater portion of the Fund's performance may be affected by the general business and economic conditions affecting that sector. Each sector may share economic risk with the broader market, however there may be economic risks specific to each sector. As a result, returns from those sectors may trail returns from the overall stock market and it is possible that the Underlying ETF may underperform the broader market, or experience greater volatility.

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Additional Information About Investment Strategies and Related Risks

Tax Risk. The Fund has elected and intends to qualify each year to be treated as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The federal income tax treatment of the securities in which the Fund may invest, including the Fund's option strategy, may not be clear or may be subject to recharacterization by the Internal Revenue Service. It could be more difficult to comply with the tax requirements applicable to RICs if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the Internal Revenue Service. Any such failure to comply with the rules applicable to RICs could cause the Fund to fail to qualify as such. To qualify and maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published Internal Revenue Service guidance or case law on how to determine the "issuer" of certain derivatives that the Fund will enter into. Based upon the language in the legislative history, the Fund intends to treat the issuer of an equity option as the referenced asset and to treat any income it may derive from an equity option as "qualifying income" under the provisions of the Code applicable to RICs. In the case of FLEX Options, assuming the referenced asset qualifies as a RIC, treating the issuer as the referenced asset would allow the Fund to count the FLEX Options as automatically diversified investments under the RIC diversification requirements. If the income is not qualifying income or the issuer of equity options, including FLEX Options, is not appropriately the referenced asset, the Fund may not qualify, or may be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund's taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

The Fund's investments in offsetting positions with respect to the Underlying ETF may affect the character of gains or losses realized by the Fund under the Code's "straddle" rules and may increase the amount of short-term capital gain realized by the Fund. Certain options the Fund holds may not qualify as "Section 1256 contracts" under Section 1256 of the Code, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

There is a risk that if the offsetting FLEX Options are held by a single person that the IRS may take the position that the FLEX Options, viewed together, should be treated as a single debt instrument for federal tax purposes. The result of such a position would be that the Fund would fail the RIC diversification tests causing the RIC to be taxed as a C corporation, unless certain cure rights based upon reasonable cause may apply. The Fund has obtained an opinion of tax counsel that the FLEX Options should not be collapsed into a single instrument. However, such an opinion is not binding upon the IRS or the courts.

Trading Issues Risk. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange's "circuit breaker" rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund's assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.

Underlying ETF Risk. The Fund invests in FLEX Options that reference an ETF, which subjects the Fund to certain of the risks of owning shares of an ETF as well as the types of instruments in which the Underlying ETF invests. The value of an ETF will fluctuate over time based on fluctuations in the values of the securities held by the ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. In addition, ETFs are subject to absence of an active market risk, premium/discount risk, tracking error risk and trading issues risk. Brokerage, tax and other expenses may negatively impact the performance of the Underlying ETF and, in turn, the value of the Fund's shares. An ETF that tracks an index may not exactly match the performance of the index due to cash drag, differences between the portfolio of the ETF and the components of the index, expenses and other factors.

Valuation Risk. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options and/or LEAPS Options may become more difficult. In market environments where there is reduced availability of reliable objective pricing data, the judgment of Calamos Advisors in determining the fair value of the security may play a greater role. While such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.

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Additional Information About Investment Strategies and Related Risks

The following are non-principal risks that generally apply to the Fund:

Cybersecurity Risk. Investment companies, such as the Fund, and their service providers are exposed to operational and information security risks resulting from cyberattacks, which may result in financial losses to the Fund and its shareholders.

Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, "ransomware" that renders systems inoperable until ransom is paid, the unauthorized release of confidential information, or various other forms of cybersecurity breaches. Cyber-attacks affecting the Fund, Calamos Advisors, custodian, transfer agent, distributor, market maker, authorized participants, administrator, intermediaries, trading counterparties, and other third-party service providers may adversely impact the Fund or the companies in which the Fund invests, causing the Fund's investments to lose value or to prevent a shareholder redemption or purchase from clearing in a timely manner. The use of artificial intelligence could exacerbate these risks.

Investment Management Risk. Whether the Fund achieves its investment objective(s) is significantly impacted by whether the Adviser is able to choose suitable investments for the Fund.

Market Disruption Risk. Certain events have a disruptive effect on securities markets, including but not limited to, terrorist attacks, war and other geopolitical events or catastrophes. The Adviser cannot predict the effect of similar events in the future on the U.S. or foreign economies. Certain securities such as high yield and equity securities tend to be impacted more by these events than other types of securities in terms of price and volatility.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund's ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Recent Market Events. Since the 2008 financial crisis, financial markets throughout the world have experienced periods of increased volatility, depressed valuations, decreased liquidity and heightened uncertainty and turmoil. This turmoil resulted in unusual and extreme volatility in the equity and debt markets, in the prices of individual securities and in the world economy. Events that have contributed to these market conditions include, but are not limited to, major cybersecurity events, geopolitical events (such as wars, terror attacks, natural or environmental disasters, country instability, and public health emergencies), measures to address budget deficits, downgrading of sovereign debt, dramatic changes in currency exchange rates, and public sentiment.

In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time. Economic, financial or political events, trading and tariff arrangements, terrorism, natural disasters, rapid technological developments, such as artificial intelligence, and other circumstances in one country or region could have profound impacts on global economies or markets. Widespread disease and virus epidemics and pandemics, such as the coronavirus outbreak, could likewise be highly disruptive, adversely affecting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments.

Portfolio security holdings disclosure

A description of the Fund's policies and procedures in connection with the disclosure of portfolio security holdings of the Fund are available in the SAI and on the Fund's website, www.calamos.com.

CALAMOS NASDAQ-100® STRUCTURED ALT PROTECTION ETF® — JUNE
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Fund Facts

Who manages the Fund?

Investment Adviser

The Fund is advised by Calamos Advisors LLC ("Calamos Advisors" or the "Advisor"), 2020 Calamos Court, Naperville, Illinois 60563. Calamos Advisors, an investment adviser registered with the SEC effective May 29, 1987, is a wholly owned subsidiary of Calamos Investments LLC ("CILLC"). CILLC's assets under management as of December 31, 2024, were $40 billion ($38 billion of which represented Calamos Advisors' assets under management). Calamos Asset Management, Inc. ("CAM") is the sole manager of CILLC. As of July 31, 2025, approximately 22.4% of the outstanding interests of CILLC was owned by CAM, 77.72% by Calamos Partners LLC ("CPL"), and 0.04% by Calamos Equity Partners LLC ("CEP"). CAM is owned by John P. Calamos, Sr. and John S. Koudounis. CPL is owned by Calamos Family Partners, Inc. ("CFP") and John S. Koudounis. CFP is beneficially owned by members of the Calamos family, including John P. Calamos, Sr. CEP is owned by John S. Koudounis and Daniel L. Dufresne. Subject to the overall authority of the Board of Trustees, Calamos Advisors provides continuous investment supervision and management to the Fund under a management agreement and also furnishes office space, equipment and management personnel. For these services, the Fund pays Calamos Advisors a fee based on its average daily net assets, which is accrued daily and paid on a quarterly basis. The Fund will pay fees (before any reimbursement) under the management agreement in the following amounts as a percentage of its average net assets:

ETF	FEES
Calamos Nasdaq-100® Structured Alt Protection ETF® — June	0.69%

Out of this management fee, Calamos Advisors pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other service and license fees, except for distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, acquired fund fees and expenses, brokerage commissions and other expenses connected with the execution of portfolio transactions, taxes, interest, and extraordinary expenses.

At a meeting held on June 24, 2025, the Board of Trustees approved the Investment Management Agreement for the Fund. A discussion regarding the basis for the Board's approval of the Investment Management Agreement on behalf of the Fund is included in the Fund's Form N-CSR for the fiscal year ended July 31, 2025.

Portfolio Managers

David O'Donohue. David O'Donohue joined Calamos Advisors in August 2014 and has been a Sr. Co-Portfolio manager (since February 2024) and Co-Head of Alternative Strategies (since July 2024) and was a Co-Portfolio Manager from September 2015 through January 2024. Between March 2013 and August 2014, he was a Trader at Forty4 Asset Management LLC/Hard8 Futures LLC. Prior thereto, Mr. O'Donohue was a Portfolio Manager at Chicago Fundamental Investment Partners LLC from February 2009 to November 2012.

Jimmy Young. Jimmy Young joined Calamos Advisors in June 2003 and has been a Co-Portfolio Manager since February 2019. Between February 2018 and February 2019, he was an Assistant Portfolio Manager. Prior thereto, he was a senior strategy analyst from September 2015 to February 2018. Between July 2013 and August 2015, he was a strategy analyst.

Eli Pars. Eli Pars joined Calamos Advisors in May 2013 and has been Co-CIO, Co-Head of Alternative Strategies (since July 2024; previously served as Head of Alternative Strategies from September 2015 to June 2024) and Co-Head of Convertible Strategies, as well as a Senior Co-Portfolio Manager since September 2015. Between May 2013 and September 2015, he was a Co-Portfolio Manager. Previously, he was a Portfolio Manager at Chicago Fundamental Investment Partners from February 2009 until November 2012.

Jason Hill. Jason Hill joined Calamos Advisors in March 2004 and has been a Sr. Co-Portfolio Manager since February 2024 and was a Co-Portfolio Manager from June 2014 through January 2024. Between August 2013 and June 2014, he was a Senior Strategy Analyst. Previously, he was a Portfolio Administrator.

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Anthony Vecchiolla. Anthony Vecchiolla joined Calamos Advisors in May 2014 and since February 2023 has been Co-Portfolio Manager. Previously, he was Research Associate from May 2014 to August 2015, Research Analyst from September 2015 to February 2020, Senior Research Analyst from February 2020 to February 2021, and Assistant Portfolio Manager from February 2021 to January 2023.

Jordan Rosenfeld. Jordan Rosenfeld joined Calamos Advisors in April 2025 and is a Co-Portfolio Manager. Between June 2018 to March 2025, Mr. Rosenfeld was a Senior Director and Portfolio Manager at Milliman, where he was responsible for managing derivatives strategies in exchange-traded funds, mutual funds, and unit investment trusts. Previously, he was a Trader at Gelber Group from January 2016 to December 2017.

The Fund's SAI provides additional information about each portfolio manager, including other accounts they manage, their ownership in the Calamos Family of Funds and their compensation.

Management Approach

Calamos Advisors employs a "team of teams" approach to portfolio management, led by the Global CIO and our CIO team consisting of 5 Co-CIOs with specialized areas of investment expertise. The Global CIO and Co-CIO team are responsible for oversight of investment team resources, investment processes, performance and risk. As heads of investment verticals, Co-CIOs manage investment team members and, along with Co- Portfolio Managers and Associate Portfolio Managers, have day-to-day portfolio oversight and construction responsibilities of their respective investment strategies. While investment research professionals within each Co-CIO's team are assigned specific strategy responsibilities, they also provide support to other investment team verticals, creating deeper insights across a wider range of investment strategies. The combination of specialized investment teams with cross-team collaboration results in what we call our team of teams approach.

This team of teams approach is further reflected in the composition of Calamos Advisors' Investment Committee, made up of the Global CIO, the Co-CIO team, and the Global Head of Trading. Other members of the investment team participate in Investment Committee meetings in connection with specific investment related issues or topics as deemed appropriate.

The structure and composition of the Investment Committee results in a number of benefits, as it:

•  Leads to broader perspective on investment decisions: multiple viewpoints and areas of expertise feed into consensus;

•  Promotes collaboration between teams; and

•  Functions as a think tank with the goal of identifying ways to outperform the market on a risk-adjusted basis.

The objectives of the Investment Committee are to:

•  Form the firm's top-down macro view, market direction, asset allocation, and sector/country positioning.

•  Establish firm-wide secular and cyclical themes for review.

•  Review firm-wide and portfolio risk metrics, recommending changes where appropriate.

•  Review firm-wide, portfolio and individual security liquidity constraints.

•  Evaluate firm-wide and portfolio investment performance.

•  Evaluate firm-wide and portfolio hedging policies and execution.

•  Evaluate enhancements to the overall investment process.

How to Buy and Sell Shares

Fund Shares are listed for secondary trading on the Exchange under the symbol CPNJ and individual Fund Shares may only be purchased and sold in the secondary market through a broker-dealer. The Exchange and secondary markets are closed on weekends and also are generally closed on the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Exchange may close early on the business day before certain holidays and on the day after Thanksgiving Day. Exchange holiday schedules are subject to change without notice. If you buy or sell Fund Shares in the secondary market, you will pay the secondary market price for Fund Shares. In addition, you may incur customary brokerage commissions and charges and may

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Fund Facts

pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

The trading prices of Fund Shares will fluctuate continuously throughout trading hours based on market supply and demand rather than the relevant Fund's net asset value, which is calculated at the end of each business day. Fund Shares will trade on the Exchange at prices that may be above (i.e., at a premium) or below (i.e., at a discount), to varying degrees, the daily net asset value of Fund Shares. The trading prices of Fund Shares may deviate significantly from the Fund's net asset value during periods of market volatility. Given, however, that Fund Shares can be issued and redeemed daily in Creation Units, the Adviser believes that large discounts and premiums to net asset value should not be sustained over long periods.

Authorized Participants may acquire shares directly from the Fund, and Authorized Participants may tender their shares for redemption directly to the Fund, at NAV per share only in Creation Units. Purchases and redemptions directly with the Fund must follow the Fund's procedures, which are described in the SAI.

The Fund may liquidate and terminate at any time without shareholder approval.

Book Entry

Fund Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding Shares of the Fund and is recognized as the owner of all Shares for all purposes.

Investors owning Fund Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Fund Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Fund Shares, you are not entitled to receive physical delivery of stock certificates or to have Fund Shares registered in your name, and you are not considered a registered owner of Fund Shares. Therefore, to exercise any right as an owner of Fund Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or "street name" form.

Fund Share Trading Prices

The trading prices of Shares of the Fund on the Exchange may differ from the Fund's daily NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of Shares of the Fund.

The approximate value of Shares of the Fund, an amount representing on a per share basis the sum of the current market price of the cash or securities, as applicable, accepted by the Fund in exchange for Shares of the Fund and an estimated cash component, if any, is disseminated every 15 seconds throughout the trading day through the facilities of the Consolidated Tape Association. This approximate value should not be viewed as a "real-time" update of the NAV per Share of the Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The Fund is not involved in, or responsible for, the calculation or dissemination of the approximate value of the Fund Shares and the Fund does not make any warranty as to its accuracy.

Frequent Purchases and Redemptions of Fund Shares

Shares of the Fund may be purchased and redeemed directly from the Fund only in Creation Units by Authorized Participants. The vast majority of trading in Shares of the Fund occurs on the secondary market, and does not involve the Fund directly. In-kind purchases and redemptions of Creation Units by Authorized Participants and cash trades on the secondary market are unlikely to cause many of the harmful effects of frequent purchases and/or redemptions of Fund Shares. Cash purchases and/or redemptions of Creation Units, however, can result in disruption of portfolio management, dilution to the Fund and increased transaction costs, which could negatively impact the Fund's ability to achieve its investment objective, and may lead to the realization of capital gains. These consequences may increase as the frequency of cash purchases and redemptions of Creation Units by Authorized Participants increases. However, direct trading by Authorized Participants is critical to ensuring that Fund Shares trade at or close to NAV.

The Fund impose no restrictions on the frequency of purchases and redemptions ("market timing"). To minimize these potential consequences of frequent purchases and redemptions of Fund Shares, the Fund employs fair valuation pricing, and

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imposes transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs the Fund incurs in effecting trades. In addition, the Adviser monitors trades by Authorized Participants for patterns of abusive trading and the Fund reserves the right to not accept orders from Authorized Participants that the Adviser has determined may be disruptive to the management of the Fund, or otherwise are not in the best interests of the Fund. For these reasons, the Board has not adopted policies and procedures with respect to frequent purchases and redemptions of Fund Shares. The Trust's policies and procedures regarding frequent purchases and redemptions may be modified by the Board of Trustees at any time.

The Trust's policies and procedures prohibit the practice of any officer or employee of the Trust, a Trust investment adviser (including any sub-adviser), the distributor, custodian, or transfer agent, or other affiliated person of the Trust placing orders to purchase or redeem shares of a series of the Trust after the designated time as of which the Fund calculates its NAV (i.e., "late trading").

Distribution and Service Plan

The Fund has adopted a distribution and service plan ("Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services ("Service Providers"). If a Service Provider provides such services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Fund, however, and there are no current plans to impose these fees. In the event Rule 12b-1 fees are charged, over time they would increase the cost of an investment in the Fund because they would be paid on an ongoing basis.

Fund Website and Disclosure of Portfolio Holdings

The Trust maintains a website for the Fund at www.calamos.com. Among other things, this website includes this Prospectus and the SAI, and will include the Fund's holdings, the Fund's last annual and semi-annual reports (when available), pricing information about Fund Shares trading on the Exchange, daily NAV calculations and a historical comparison of the trading prices to NAV.

Each day the Fund is open for business, the Trust publicly disseminates the Fund's full portfolio holdings as of the close of the previous day through its website at www.calamos.com. A description of the Trust's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the Fund's SAI.

Dividends, Other Distributions and Taxes

Fund Distributions

The Fund distributes its net realized capital gains, if any, to shareholders annually. Ordinarily, dividends from net investment income, if any, are declared and paid at least annually by the Fund.

Distributions in cash may be reinvested automatically in additional whole Fund Shares only if the broker through whom you purchased Fund Shares makes such option available. The Fund realizes capital gains or losses whenever it sells securities. Net long-term capital gains are distributed to shareholders as "capital gain dividends."

Brokers may make available to their customers who own Fund Shares the DTC book-entry dividend reinvestment service. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require Fund shareholders to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and net realized gains will be automatically reinvested in additional whole Fund Shares of the Fund purchased in the secondary market. Without this service, investors would receive their distributions in cash.

Taxes

As with any investment, you should consider how your investment in Fund Shares will be taxed. The tax information in this prospectus is provided only as general information. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer,

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Fund Facts

or other investor with special circumstances. However, with respect to certain tax issues, the summaries describe the general tax treatment of certain distributions made to corporations and non-U.S. persons. In addition, this section does not describe your state, local or non-U.S. tax consequences. You should consult your own tax advisor about the tax consequences of an investment in Fund Shares.

Fund distributions to you and the sale or redemption of your Fund Shares will have tax consequences to you. Such consequences may be different if you hold your Fund Shares through a tax-exempt entity or tax-advantaged retirement account, such as an individual retirement account or 401(k) plan.

The Fund has elected to be treated, and intends to qualify each year, as a regulated investment company (a "RIC") under the Code. As a RIC, the Fund is generally not subject to corporate-level U.S. federal income tax on any net ordinary income or capital gains that are timely distributed to shareholders. However, the Fund's failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in corporate-level taxation and, consequently, a reduction in amounts available for distribution to shareholders.

The Fund may enter into option agreements with the same counterparty but has taken the position that the option agreements are separate agreements. Under general tax principles, the Fund would not accrue income on separate option agreements during the term of the agreements. However, if the agreements are treated as one agreement, the Fund might be required to accrue income and make annual distributions of income. If the Fund is required to accrue income, but does not distribute the income to shareholders, the Fund may fail to qualify as a RIC. In addition, if the agreements are treated as one agreement, the Fund may fail either or both of the RIC income and diversification tests.

For purposes of the diversification tests, the identification of the issuer (or, in some cases, issuers) of a particular investment can depend on the terms and conditions of such investment. In particular, there is no published Internal Revenue Service guidance or case law on how to determine the "issuer" of various derivatives that the Fund may enter into. Therefore, there is a risk that the Fund will not meet the Code's diversification requirements and will not qualify, or will be disqualified, as a RIC.

Taxes on Distributions

Distributions by the Fund generally are taxable to you as ordinary income or capital gains. Distributions are subject to federal income tax, whether received in cash or reinvested in additional Fund Shares or shares of another fund, and may be subject to state or local taxes. Distributions of the Fund's "investment company taxable income" generally will be taxable as ordinary income to the extent of the Fund's current or accumulated earnings and profits. Notwithstanding the foregoing, distributions that are attributable to "qualified dividends" received by the Fund may be eligible to be taxed at long-term capital gains rates, as long as the Fund and the shareholder meet certain holding period requirements. It is not anticipated that the Fund will have qualified dividend income.

Distributions of the Fund's net capital gain that are properly reported by the Fund as "capital gain dividends" will generally be taxable to you as long-term capital gains, currently at a maximum rate of 20%, regardless of your holding period in the Fund's Shares. The Fund's option strategy is likely to reduce the amount of dividends that might otherwise qualify as capital gains dividends. Distributions in excess of the Fund's current and accumulated earnings and profits first will reduce your adjusted tax basis in your Fund Shares and, after the adjusted basis is reduced to zero, will constitute capital gain. Such capital gain will be long-term capital gain and thus, will be taxed at a maximum rate of 20%, if the distributions are attributable to Fund Shares that you have held for more than one year.

Certain non-corporate taxpayers will also be subject to a 3.8% U.S. federal Medicare contribution tax with respect to the lesser of (1) their "net investment income" or (2) the excess of their "modified adjusted gross income" over a threshold amount ($200,000 for single taxpayers and $250,000 for taxpayers who are married and filing jointly).

Corporate shareholders of the Fund are generally eligible for a dividends-received deduction with respect to ordinary income dividends (but not capital gain dividends) properly designated as eligible for such deduction by the Fund, as long as the Fund and the corporate shareholder meet certain holding period and other requirements. It is not anticipated that the Fund will make distributions eligible for the dividend-received deduction.

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Under a dividend reinvestment service, you may have the option to have all cash distributions automatically reinvested in additional Fund Shares. Any distributions reinvested under such a service will nevertheless be taxable to you as described above.

You will have an adjusted basis in the additional Fund Shares purchased through such a reinvestment service equal to the amount of the reinvested distribution plus the amount of any fees charged for the transaction. The additional Fund Shares will have a holding period commencing on the day following the day on which they are credited to your account.

A distribution will reduce the Fund's NAV per Share and generally will be taxable to you as ordinary income or capital gain even if it is paid from income or gains earned by the Fund before you invested in the Fund. From an investment standpoint, such a distribution constitutes a return of capital. However, from a tax standpoint, it constitutes taxable income. In general, distributions are subject to federal income tax as of the date of payment. However, distributions paid in January will be treated as paid on December 31 of the prior year if they were declared and payable to shareholders of record on a date in October, November or December of the prior year.

The Fund's transactions in derivatives, as well as any of its hedging, short sale, securities loan or similar transactions may be subject to one or more special tax rules. These rules may affect whether gains and losses recognized by the Fund are treated as ordinary or capital, accelerate the recognition of income or gains to the Fund, defer losses to the Fund, and cause adjustments in the holding periods of the Fund's securities, thereby affecting whether capital gains and losses are treated as short-term or long-term. These rules could therefore affect the amount, timing and/or character of distributions to shareholders and thus taxes payable by shareholders.

The FLEX Options included in the Fund's portfolio are exchange-traded options. Under Section 1256 of the Code, certain types of exchange-traded options are treated as if they were sold (i.e., "marked to market") at the end of each year. The Fund does not believe that some of the positions in FLEX Options held by the Fund will be subject to Section 1256, which means that the positions will not be marked to market, but the positions will be subject to the straddle rules.

The straddle rules may affect the character of gains (or losses) realized by the Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that the Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

The tax consequences of straddle transactions to the Fund are not entirely clear in all situations under currently available authority. The straddle rules may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to U.S. shareholders in a non-liquidating distribution. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, if the Fund makes a non-liquidating distribution of its short-term capital gain, the amount which must be distributed to U.S. shareholders as ordinary income may be increased substantially as compared to the Fund that did not engage in such transactions.

You may be subject to federal back-up withholding tax, if you do not provide the Fund with a taxpayer identification number (for an individual, a social security number) and make other required certifications, or the Internal Revenue Service informs the Fund that your tax identification number is incorrect. Backup withholding is not an additional tax. You may claim the amount withheld as a credit on your federal income tax return, provided you furnish the appropriate information to the Internal Revenue Service.

Taxes When Shares are Sold

Any capital gain or loss realized upon a sale of Fund Shares is generally treated as long-term capital gain or loss if you have held the Fund Shares for more than one year and as short-term capital gain or loss if you have held the Fund Shares for one year or less. The ability to deduct capital losses realized on a sale of Fund Shares may be limited.

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Fund Facts

Taxes on Purchase and Redemption of Creation Units

An Authorized Participant that exchanges equity securities for Creation Units will generally recognize a gain or a loss on the exchange. Any such gain or loss will be equal to the difference between the market value of the Creation Units at the time of the exchange, plus (or minus) the cash amount received (or paid), and such Authorized Participant's aggregate basis in the securities surrendered. A person who redeems Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the aggregate market value of the securities received plus (or minus) any cash received (or paid), and such person's basis in the Creation Units redeemed. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in the Authorized Participant's economic position with respect to such Creation Units. Persons exchanging securities should consult their own tax advisor with respect to the applicability of the wash sale rules and the availability and timing of a deduction for any loss. In addition, when a regulated investment company redeems a shareholder in kind, the regulated investment company generally is not required to recognize taxable gains in respect of the portfolio securities it distributes to the redeeming shareholder. However, the Fund may be required to recognize taxable gain on the distribution of certain securities, and the Internal Revenue Service may assert that the Fund must recognize taxable gain in respect of certain other securities that the Fund distributes to a shareholder in exchange for Creation Units, which may increase the amount of taxable gains that the Fund would otherwise be required to distribute in order to maintain its qualification as a regulated investment company and avoid the Fund-level tax.

Any capital gain or loss realized upon a redemption of Creation Units is generally treated as long-term capital gain or loss if the Creation Units have been held for more than one year and as short-term capital gain or loss if the Creation Units have been held for one year or less. If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Fund Shares you purchased or sold and at what price.

Authorized Participants that are dealers may be subject to special tax rules and should consult their own tax advisors regarding the tax consequences of purchasing and redeeming Creation Units in their capacity as dealers.

Treatment of Fund Expenses

Expenses incurred and deducted by the Fund will generally not be treated as income taxable to you.

Non-U.S. Investors

If you are a non-U.S. investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you should be aware that, generally, subject to applicable tax treaties, distributions from the Fund will be characterized as dividends for U.S. federal income tax purposes (other than dividends which the Fund properly reports as capital gain dividends) and will be subject to U.S. federal income taxes, including withholding taxes, subject to certain exceptions described below. However, distributions received by a non-U.S. investor from the Fund that are properly reported by the Fund as capital gain dividends may not be subject to U.S. federal income taxes, including withholding taxes, provided that the Fund makes certain elections and certain other conditions are met. The Fund's option strategy is likely to reduce the amount of distributions otherwise eligible to be capital gains dividends.

Distributions may be subject to a U.S. withholding tax of 30% in the case of distributions to (i) certain non-U.S. financial institutions that have not entered into an agreement with the U.S. Treasury to collect and disclose certain information and are not resident in a jurisdiction that has entered into such an agreement with the U.S. Treasury and (ii) certain other non-U.S. entities that do not provide certain certifications and information about the entity's U.S. owners. The Internal Revenue Service and the Department of Treasury have issued proposed regulations providing that these withholding rules will not be applicable to the gross proceeds of share redemptions or capital gains dividends that the Fund pays.

Other Tax Matters

The foregoing is only a summary of certain federal income tax considerations of investing in the Fund under current law, which is subject to change in the future. Shareholders who are not U.S. persons within the meaning of the Code, such as non-resident aliens, foreign trusts or estates, or foreign corporations or partnerships may be subject to different U.S. federal income tax treatment.

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Fund Facts

You may also be subject to state and local taxes on distributions paid by the Fund, and sales and redemptions of Fund Shares. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific tax situation. More information about taxes can be found in the Fund's SAI.

Net Asset Value

The NAV of shares is determined at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on each day the New York Stock Exchange ("NYSE") is open. NAV is computed by determining the aggregate market value of all assets of the Fund, less its liabilities, divided by the total number of shares outstanding (assets-liabilities)/number of shares = NAV). The NYSE is closed on weekends and New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV takes into account the expenses and fees of the Fund, including management, administration, and distribution fees, which are accrued daily. The determination of NAV for the Fund for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received by the Fund (or an authorized broker or agent, or its authorized designee) before the close of trading on the NYSE on that day.

Generally, securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") National Market System for which market quotations are readily available shall be valued using the NASDAQ official closing price. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Futures, swaps and options contracts listed for trading on a futures or options exchange or board of trade for which market quotations are generally available are valued at the last quoted sale price, or, in the absence of a sale, at the mean of the last bid and ask price. Total return swaps on exchange-listed securities are valued at the last quoted sale price, or, in the absence of a sale, at the mean of the last bid and ask price.

Securities held by the Fund are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Board of Trustees ("Valuation Procedures"). If market quotations are not readily available, securities or other assets will be valued at their fair value as determined in good faith by the Adviser in accordance with procedures approved by the Board and evaluated by the Board as to the reliability of the fair value method used. In these cases, the Fund's NAV will reflect certain portfolio securities' fair values rather than their market prices. Fair value pricing involves subjective judgments, and it is possible that the fair value determined for a security or other asset may be materially different than the value that could be realized upon the sale of that security or other asset. The fair value prices can differ from market prices. The Board of Trustees has designated Calamos Advisors as "valuation designee" for the Fund. The valuation designee is responsible for determining the value of the Fund's investments. The designee may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to ensure the process produces reliable results.

The Fund may use independent pricing services to assist in calculating the value of the Fund's securities or other assets.

With respect to any portion of the Fund's assets that are invested in one or more open-end management investment companies registered under the 1940 Act, the Fund's net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

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Fund Facts

Fund Service Providers

State Street Bank and Trust Company ("State Street"), located at One Congress Street, Suite 1, Boston, Massachusetts 02114-2016, serves as the Fund's administrator, custodian, fund accounting and transfer agent.

Calamos Financial Services LLC ("CFS"), located at 2020 Calamos Court, Naperville, Illinois 60563, serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in Fund Shares.

Ropes & Gray LLP, located at 191 North Wacker Drive, 32nd Floor, Chicago, IL 60606, serves as legal counsel to the Trust.

Premium/Discount Information

Information showing the number of days the market price of the Fund Shares was greater (at a premium) and less (at a discount) than the Fund's NAV for the most recently completed calendar year, and the most recently completed calendar quarters since that year (or the life of the Fund, if shorter), is available at www.calamos.com.

Investments by Other Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including Fund Shares. The SEC adopted Rule 12d1-4 under the 1940 Act on November 19, 2020, which became effective January 19, 2021. The Fund is required to comply with the conditions of Rule 12d1-4, which allows, subject to certain conditions, the Fund to invest in other registered investment companies and other registered investment companies to invest in the Fund beyond the limits contained in Section 12(d)(1) of the 1940 Act.

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Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance during the periods indicated below. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's financial statements, are included in the SAI, which is available upon request.

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year were as follows:

	Year Ended July 31,	June 3, 2024• through July 31,
	2025	2024
Per share operating performance
Net asset value, beginning of year	$24.02	$23.57
Income from investment operations:
Net investment income (loss)(a)	(0.17)	(0.03)
Net realized and unrealized gain (loss)	2.48	0.48
Total from investment operations	2.31	0.45
Less distributions to common shareholders from:
Net investment income	—	—
Total distributions	—	—
Net asset value, end of year	$26.33	$24.02
Total return applicable to common shareholders
Total investment return based on:
Net asset value(b)	9.62%	1.91%
Ratios to average net assets applicable to common shareholders
Net expenses	0.69%	0.69	%(c)
Net investment income (loss)	(0.66%)	(0.65	%)(c)
Supplemental data
Net assets applicable to common shareholders, end of year (000)	$45,421	$64,850
Portfolio turnover rate(d)(e)	0%	0%

  •  Commencement of operations.

  (a)  Net investment income (loss) allocated based on average shares method.

  (b)  Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

  (c)  Annualized.

  (d)  Not annualized.

  (e)  Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

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Other Information

Continuous Offering

The method by which Creation Units of Fund Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of Fund Shares are issued and sold by the Fund on an ongoing basis, a "distribution," as such term is used in the Securities Act of 1933, as amended (the "Securities Act"), may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirements and liability provisions of the Securities Act. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Fund Shares and sells the Fund Shares directly to customers or if it chooses to couple the creation of a supply of new Fund Shares with an active selling effort involving solicitation of secondary market demand for Fund Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in Fund Shares, whether or not participating in the distribution of Fund Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not "underwriters" but are participating in a distribution (as contrasted with engaging in ordinary secondary market transactions) and thus dealing with the Fund Shares that are part of an overallotment within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national exchange.

Disclaimer

Nasdaq®, Nasdaq-100®, Nasdaq-100 Index®, and QQQ® are registered trademarks of Nasdaq, Inc. (which with its affiliates is referred to as the "Corporations") and are licensed for use by Calamos Advisors LLC. The Product(s) have not been passed on by the Corporations as to their legality or suitability. The Product(s) are not issued, endorsed, sold, or promoted by the Corporations. The Corporations make no warranties and bear no liability with respect to the product(s).

Summary of Certain Provisions of the Second Amended and Restated Trust Instrument

The summary below is a synopsis of certain provisions contained in the Trust's Second Amended and Restated Trust Instrument (the "Trust Instrument"). Shareholders should refer to the Trust Instrument for further information. Defined terms have the meanings contained in the Trust Instrument.

Derivative Actions

The Second Amended and Restated Trust Instrument (the "Trust Instrument") requires, within Section 9 of Article IV, that before bringing any derivative action on behalf of the Fund, Shareholders must have made a written demand to the Board of Trustees requesting that they cause the Trust or affected Series or Class, as applicable, to file the action itself.

In order to warrant consideration, any such written demand must include at least the following:

(1)  a detailed description of the action or failure to act complained of and the facts upon which each such allegation is made;

(2)  a statement to the effect that the complaining Shareholders believe that they will fairly and adequately represent the interests of similarly situated Shareholders in enforcing the right of the Trust or the affected Series or Class, as applicable and an explanation of why the complaining Shareholders believe that to be the case;

PROSPECTUS | November 28, 2025
39

Other Information

(3)  a certification that the following requirements have been met, as well as information reasonably designed to allow the Trustees to verify that certification:

(a)  each complaining Shareholder was a Shareholder of the Trust or the affected Series or Class, as applicable, at the time of the action or failure to act complained of, or acquired the Shares afterwards by operation of law from a Person who was a Shareholder at that time; and

(b)  each complaining Shareholder was a Shareholder of the Trust or the affected Series or Class, as applicable, as of the time the demand required by Section 9 of Article IV was made; and

(4)  a certification that each complaining Shareholder will be a Shareholder of the Trust or the affected Series or Class, as applicable as of the commencement of the derivative action.

The Trust Instrument further provides that at least 10% of the Shareholders of the Trust or the affected Series or Class, as applicable, must join in bringing the derivative action. This provision does not apply to claims brought under the federal securities laws.

The Trust Instrument also provides that a copy of the derivative complaint must be served on the Trust, assuming the requirements described above have already been met and the derivative action has not been barred as further described in the Trust Instrument.

Forum and Waiver of Jury Trial

Section 10 of Article X of the Trust Instrument outlines which shareholder actions must be brought in state court and which must be brought in federal court. This section states in particular that, unless the Trust consents in writing to the selection of an alternative forum, the Federal District Courts of the United States of America shall be the sole and exclusive forum for the resolution of any complaint asserting a cause of action arising under any federal securities law. This provision may increase costs for a shareholder to bring a claim or may limit a shareholder's ability to bring a claim in a judicial forum that they find more convenient or favorable. While the enforceability of the exclusive forum provisions may be challenged, this section also provides that if any provisions of Section 10 shall be held to be invalid, illegal or unenforceable, the validity, legality and enforceability of the remaining portions will still apply.

Section 10 of Article X of the Trust Instrument also states that shareholders and all other such persons bringing any such suit, action, or proceeding in the Superior Court in the State of Delaware waive the right to a trial by jury to the fullest extent permitted by law.

CALAMOS NASDAQ-100® STRUCTURED ALT PROTECTION ETF® — JUNE
40

For more detailed information on the Fund, several additional sources of information are available to you. The Fund's SAI, incorporated by reference into this prospectus, contains detailed information on the Fund's policies and operation. Additional information about the Fund's investments is available in the annual and semi-annual reports to shareholders and in Form N-CSR. In the Fund's annual reports, you will find a discussion of the market conditions and investment strategies that significantly impacted the Fund's performance during the last fiscal year. In Form N-CSR, you will find the Fund's annual and semi-annual financial statements. The Fund's most recent SAI, annual or semi-annual reports and certain other information are available free of charge by calling the Fund at (866) 363-9219, on the Fund's website at www.calamos.com or through your financial advisor. Shareholders may call the toll-free number above with any inquiries.

You may obtain this and other information regarding the Fund, including the SAI and Codes of Ethics adopted by the Adviser, Distributor and the Trust, directly from the SEC. Information on the SEC's website is free of charge. Visit the SEC's on-line EDGAR database at http://www.sec.gov. You may also request information regarding the Fund by sending a request (along with a duplication fee) to the SEC by sending an electronic request to publicinfo@sec.gov.

Calamos Nasdaq-100® Structured Alt Protection ETF® — June

2020 Calamos Court
Naperville, IL 60563-2787
866.363.9219

www.calamos.com

SEC File
#811-22887

CPNJSTAPRO 112825

Fund Name	Ticker	Exchange
Calamos Nasdaq-100® Structured Alt Protection ETF® — September	CPNS	NYSE Arca

Prospectus November 28, 2025

The fund listed above (the "Fund") is a series of the Calamos ETF Trust (the "Trust") and an exchange-traded fund ("ETF"). The Fund lists and principally trades its shares on the NYSE Arca, Inc. ("NYSE Arca" or the "Exchange").

The U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

As described in more detail in the Fund's summary, the Fund seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the Invesco QQQ TrustSM, Series 1 ("Underlying ETF") up to a predetermined upside cap (the "Cap"), while protecting against 100% of the Underlying ETF's losses (before fees and expenses) over a period of approximately one-year (the "Outcome Period").

•  Upside Cap: A pre-determined upside return Cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Outcome Period. The Cap is determined before fees and expenses. The Cap is expected to change at the beginning of each new Outcome Period.

•  Capital Protection: Represents downside protection target equal to 100% of losses (before fees and expenses) of the Underlying ETF, over the Outcome Period. There is no guarantee the Fund will be successful in providing the sought-after downside protection.

•  Outcome Period: The approximate one-year period over which the Fund seeks to produce the Capital Protected Target Outcome. The current Outcome Period is from September 1, 2025 through August 31, 2026. The Fund will not terminate after the conclusion of the Outcome Period. After the conclusion of the Outcome Period, another will begin.

•  Together, the Upside Cap, Capital Protection, and Outcome Period makeup the Capital Protected Target Outcome (alternatively, the "Target Outcome").

•  The Target Outcome may not be achieved, and investors may lose some or all of their money. The Fund is designed to achieve the Target Outcome only if an investor buys on the first day of the Outcome Period and holds the Fund until the end of the Outcome Period.

•  If investors buy or sell on a date other than the start or end date of the Outcome Period, their returns will be different and they may incur losses in excess of the Capital Protection level (i.e., losses exceeding 0%) and they may not experience gains up to the Cap.

•  Investors considering purchasing shares after the beginning of the Outcome Period or considering selling their shares prior to the end of the Outcome Period should visit the Fund's website at www.calamos.com for important information and considerations regarding the Fund's potential outcomes.

•  In periods of extreme market volatility, or during market disruption events, the Fund's ability to offset investor losses via the Capital Protection or provide a return up to the stated upside Cap may be impaired.

•  The Fund will not terminate upon reaching the end of an Outcome Period. Rather, the Fund will rebalance, entering into a new set of options positions, thereby establishing a new Outcome Period, with a new Cap, and reset Capital Protection.

•  The Fund has characteristics unlike many traditional investment products and may not be suitable for all investors. The Fund is only appropriate for shareholders willing to bear losses, including some or all of their investment.

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Calamos Nasdaq-100® Structured Alt Protection ETF® — September

Investment Objective

Calamos Nasdaq-100® Structured Alt Protection ETF® — September (the "Fund") seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the Invesco QQQ TrustSM, Series 1 ("Underlying ETF") up to a cap of 7.01% (the "Cap"), while protecting against 100% of negative price return of the Underlying ETF (before fees and expenses), for the period from September 1, 2025 through August 31, 2026.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund ("Fund Shares"). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.69%
Distribution and/or Service Fees (12b-1)	0.00%
Other Expenses	0.00%
Total Annual Operating Expenses	0.69%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, whether you sell or hold your Fund Shares, would be:

You would pay the following expenses whether you sell or hold your Fund Shares at the end of the period:

One Year	Three Years	Five Years	Ten Years
$70	$221	$384	$859

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund ("ETF") that is designed to provide investors with the opportunity to benefit from increases in the Underlying ETF's share price up to the stated cap over a specified period of time of approximately one-year (the "Outcome Period"), while providing protection against decreases in the Underlying ETF's share price over the same Outcome Period (before taking fees and expenses into account).

Under normal market conditions, the Fund invests substantially all of its assets in FLexible EXchange Options ("FLEX Options") that reference the price performance of the Invesco QQQ TrustSM, Series 1 (the "Underlying ETF"). FLEX Options are customized equity or index option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates.

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Calamos Nasdaq-100® Structured Alt Protection ETF® — September

The Underlying ETF is an exchange-traded unit investment trust that uses a replication strategy, meaning it invests in all of the stocks in the Nasdaq-100 Index®. Invesco Capital Management LLC serves as the Underlying ETF's sponsor. The investment objective of the Underlying ETF is to seek to track the investment results, before fees and expenses, of the Nasdaq-100 Index®. The Fund's performance does not reflect the payment of dividends by the Underlying ETF. See "The Underlying ETF" for more information.

The returns an investor will receive from an investment in the Fund have characteristics that are distinct from many other investment vehicles, including the Underlying ETF. It is important that you understand these characteristics before making an investment in the Fund.

The Fund uses FLEX Options to employ a capital protected target outcome strategy. Target outcome strategies seek to produce pre-determined investment outcomes based upon the performance of an underlying security or index. The pre-determined outcomes sought by the Fund, which include capital protection to absorb 100% of losses (before fees and expenses) in the Underlying ETF (the "Capital Protection") and upside participation to a stated cap of 7.01% (before fees and expenses) (the "Cap"), are based on the price performance of the Underlying ETF over an Outcome Period.

The outcomes the Fund seeks for investors that hold Fund Shares for an entire Outcome Period are as follows, though there can be no guarantee these results will be achieved:

•  If the Underlying ETF appreciates over the Outcome Period, the combination of FLEX Options held by the Fund seeks to provide upside participation matching that of the Underlying ETF, up to a cap that is determined at the start of the Outcome Period.

•  If the Underlying ETF decreases over the Outcome Period, the combination of FLEX Options held by the Fund seeks to provide protection against 100% of Underlying ETF losses, prior to taking into account the Fund's fees and expenses.

The Fund does not seek to provide capital protection against 100% of losses (before fees and expenses) of the Underlying ETF as of any time other than the end of the Outcome Period.

For the Outcome Period beginning on September 1, 2025 through August 31, 2026, the Cap is 7.01% and the Capital Protection is 100%. When the Fund's fees and expenses are taken into account, the Cap is 6.32% and the Capital Protection is 99.31%. The Cap and Capital Protection will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee.

The current Outcome Period is from September 1, 2025 through August 31, 2026. The Fund will not terminate after the conclusion of the Outcome Period. After the conclusion of the Outcome Period, another will begin. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Outcome Period. This means that the Cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The capital protection will remain the same for each Outcome Period. The Capital Protection and Cap, and the Fund's value relative to each, should be considered before investing in the Fund. The Fund will be perpetually offered and not terminate after the current or any subsequent Outcome Period. Approximately one week prior to the end of an Outcome Period, the Fund's website will be updated to alert existing shareholders that the Outcome Period is approaching its conclusion and will disclose the anticipated Cap range for the next Outcome Period. See "Subsequent Outcome Periods" for more information.

Upon conclusion of the Outcome Period, the Fund will receive the cash value of all the FLEX Options it held for that Outcome Period. It will then invest in a new series of FLEX Options with an expiration date of approximately one year in the future, and a new Outcome Period will begin. Each FLEX Option's value is ultimately derived from the performance of the Underlying ETF's share price during that time. As the terms of the FLEX Options do not change during an Outcome Period, the outcomes, including the Cap and Capital Protection discussed below, will be measured to the Fund's net asset value ("NAV") on the first day of the Outcome Period.

The stated Cap and Capital Protection may only be realized by investors who continuously hold Fund Shares from the commencement of an Outcome Period until its conclusion. An investor who purchases Fund Shares other than on the first day of an Outcome Period and/or sells Fund Shares prior to the end of an Outcome Period may experience results that are very

CALAMOS NASDAQ-100® STRUCTURED ALT PROTECTION ETF® — SEPTEMBER
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Calamos Nasdaq-100® Structured Alt Protection ETF® — September

different from the target outcomes sought by the Fund for that Outcome Period. While the Cap and Capital Protection provide the intended outcomes only for investors that hold their Fund Shares throughout the complete term of the Outcome Period, an investor can expect the value of their Fund Shares to generally move in the same direction as the Underlying ETF during the Outcome Period. If investors buy or sell on a date other than the start or end date of the Outcome Period, their returns will be different and they may incur losses in excess of the Capital Protection level (i.e., losses exceeding 0%) and they may not experience gains up to the Cap. See "Capital Protection and Cap" for more information.

The Fund's website, www.calamos.com, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Outcome Period, including the Fund's value relative to the Cap and Capital Protection. Before purchasing Fund Shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund Shares on a particular day and held through the end of the Outcome Period.

The Fund's investment objective is not a fundamental policy and therefore may be changed by the Board without shareholder approval.

The Fund seeks to generate returns that match the Underlying ETF, up to the Cap (discussed in detail below), while limiting downside losses. The hypothetical illustrations provided below are designed to illustrate the outcomes that the Fund seeks to provide for investors who hold Fund Shares for the entirety of the Outcome Period.

The hypothetical examples set forth below do not represent the performance of the Fund and investors should not rely on the hypothetical examples shown below as an indication of the actual or future performance of the Fund. There is no guarantee that the Fund will be successful in its attempt to provide the target outcomes for an Outcome Period. The returns that the Fund seeks to provide do not include the costs associated with purchasing Fund Shares and certain expenses incurred by the Fund. In the payoff profile illustration, the dotted line represents the Underlying ETF's performance, and the solid line represents the return profile gross of fees and expenses sought by the Fund in relation to the Underlying ETF's indicated performance. The bar chart below represents the Fund's hypothetical intended return profile based upon the performance of the Underlying ETF.

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Calamos Nasdaq-100® Structured Alt Protection ETF® — September

Explanation of diagram:

1.   Calamos Nasdaq-100® Structured Alt Protection ETF® — September Participation Layer: The dotted grey line represents the first layer, which involves purchasing a near zero-strike (i.e., deep in-the-money) call on the reference asset, at a pre-determined strike to provide full participation to the price return of the underlying reference asset. In other words, the full price participation provided by this layer provides potential gains and losses that are tantamount to that of owning the underlying reference asset outright, except that this layer does not participate in the dividend yield of the underlying reference asset.

2.  Capital Protection Layer: The solid grey line represents the second layer, which involves purchasing an at-the-money put option, which produces protection equal to 100% of losses (before fees and expenses) of the price return of the reference asset, over the Outcome Period.

3.  Upside Participation Layer (the "Cap"): The solid black line illustrates the final layer, which involves selling an out-of-the-money call, thereby creating the upside cap. The strike price at which the call is sold is determined so that the combined net options purchase price is approximately equal to the underlying asset's current value. The cost of this layer is a credit equal to the price that would make the total package "no-cost" or fully financed.

The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act").

Capital Protection and Cap

The Fund seeks to provide capital protection to absorb 100% of losses (before fees and expenses) of the Underlying ETF at the end of each Outcome Period. When the Fund's management fees are taken into account, the Capital Protection level is reduced to 99.31%. The Capital Protection level will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. If the Fund is required to increase its holdings of cash during the Outcome Period to pay fees and expenses incurred by the Fund, the Capital Protection level may be further reduced. The Fund does not seek to provide capital protection against 100% of losses (before fees and expenses) of the Underlying ETF as of any time other than the end of the Outcome Period.

During the Outcome Period, there may be periods of significant disparity between the Fund's NAV and the Underlying ETF's price performance. As the Underlying ETF price and the Fund's NAV change over the Outcome Period, an investor acquiring Fund Shares after the start of the Outcome Period will likely have a different return potential than an investor who purchased Fund Shares at the start of the Outcome Period. This is because while the Cap and Capital Protection for the Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of an Outcome Period

CALAMOS NASDAQ-100® STRUCTURED ALT PROTECTION ETF® — SEPTEMBER
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Calamos Nasdaq-100® Structured Alt Protection ETF® — September

and remain constant throughout the Outcome Period, an investor purchasing Fund Shares at market value during the Outcome Period likely purchased Fund Shares at a price that is different from the Fund's NAV at the start of the Outcome Period (i.e., the NAV that the Cap and Capital Protection reference). For example, if an investor purchases Fund Shares during an Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Outcome Period (the "Initial Fund Value"), that investor's Cap will essentially be decreased by the amount of the increase in the Underlying ETF's value, and the capital protection will not set in until the Fund's NAV returns to its Initial Fund Value (i.e., a shareholder must experience losses prior to gaining the protection offered by the Fund's Capital Protection because the Fund must first decrease in value to its Initial Fund Value for the Outcome Period before subsequent losses will be protected by the Capital Protection). Conversely, if an investor purchases Fund Shares during an Outcome Period at a time when the Underlying ETF has decreased in value, the Fund's NAV may dip below the Initial Fund Value. However, in this scenario, that investor's potential gain could be larger than the Fund's Cap for the Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Outcome Period through the date the investor purchased its Fund Shares plus any additional gains between the Initial Fund Value and the Cap. There is no guarantee that the Fund will recover such value or experience such gains. The Cap and capital protection relative to the Initial Fund Value, however, will not change over the Outcome Period.

While the Fund seeks to provide protection against losses experienced by the Underlying ETF (before fees and expenses) for shareholders who hold Fund Shares for an entire Outcome Period, there is no guarantee it will successfully do so. If the Fund's NAV has increased significantly, a shareholder that purchases Fund Shares after the first day of an Outcome Period could lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear those losses. There is no guarantee the capital protection and cap will be successful and a shareholder investing at the beginning of an Outcome Period could also lose their entire investment.

The returns of the Fund are subject to a cap for each Outcome Period, calculated (before fees and expenses) at the beginning of each Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return Cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Outcome Period. If the Underlying ETF experiences any percentage gains over the amount of the Cap, Fund shareholders will not experience those gains. Therefore, regardless of the price return of the Underlying ETF, the Cap (net of fees) is the maximum return an investor can achieve from an investment in the Fund for that Outcome Period. The Cap is set on the first day of each Outcome Period. The Cap is provided prior to taking into account annual Fund management fees of 0.69% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses (such as unexpected litigation) incurred by the Fund. The pre-determined Cap applicable to an Outcome Period will vary based on prevailing market conditions at the time that the Cap is set, including interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the FLEX Options.

The Cap level is a result of the design of the Fund's principal investment strategy. To provide the Capital Protected Target Outcome, the Fund purchases and sells a series of put and call FLEX Options on or around the last business day of the month prior to the beginning of an Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The Adviser will calculate the amount of premiums that the Fund will owe on the put options acquired to provide the Capital Protection and will then sell call FLEX Options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The Cap is the strike price of those FLEX Options the Fund is selling. The Cap, and the Fund's value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund Shares during an Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Outcome Period to a level near the Cap, an investor purchasing Fund Shares will have limited to no gain potential for the remainder of the Outcome Period (because the investor's potential gain will be limited to the difference between the Fund's NAV on the date the investor purchased the Fund Shares and the Cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which it purchased its Fund Shares and the Initial Fund Value for the Outcome Period before subsequent losses will be protected by the Capital Protection. If an investor buys Fund Shares when the price exceeds the Cap, an investor selling their shares at the end of the Outcome Period

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Calamos Nasdaq-100® Structured Alt Protection ETF® — September

will not experience any gain regardless of the price return of the Underlying ETF. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Outcome Period, and an investor may experience returns on the Fund significantly below the Cap.

In periods of extreme market volatility or during market disruption events, the Fund's ability to offset investor losses through the use of the FLEX Options to achieve the stated Capital Protection, or provide a return up to the stated upside Cap may be impaired, resulting in an upside limit significantly below the Cap and downside protection significantly lower than full capital protection (i.e., losses greater than 0%), because the Fund may not be able to trade or exercise existing FLEX Options, or may not receive timely payment from its counterparties. An investor may lose their entire investment and an investment in the Fund is only appropriate for investors willing to bear those losses.

For each Outcome Period, the Fund will invest in both purchased and written put and call FLEX Options that reference the Underlying ETF. Because the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options impact the correlation between the Fund's NAV and the price of the Underlying ETF.

General Information about FLEX Options

FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation ("OCC"). The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the "buyer for every seller and the seller for every buyer," with the goal of protecting clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events, as more fully described in the Fund's Statement of Additional Information. Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and subject to the risk that the OCC may fail to perform the settlement of the FLEX Options due to bankruptcy or other adverse reasons. The FLEX Options that the Fund will hold that reference the Underlying ETF will give the Fund the right or the obligation to either receive or deliver shares of the Underlying ETF, or the right or the obligation to either receive or deliver a cash payment on the option expiration date based upon the difference between the Underlying ETF's value and a strike price, depending on whether the option is a put or call option and whether the Fund purchases or sells the option. The FLEX Options held by the Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date. The Fund will generally, under normal conditions, hold FLEX Options for each Outcome Period. The Fund will purchase call options (giving the Fund the right to receive shares of the Underlying ETF or a cash payment) and put options (giving the Fund the right to deliver shares of the Underlying ETF or a cash payment), while simultaneously selling (i.e., writing) call options (giving the Fund the obligation to deliver shares of the Underlying ETF or a cash payment). The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the Fund expects the FLEX Options to be fully covered and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchanges on which the FLEX Options are listed do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts but may charge transaction fees. Each of the FLEX Options purchased and sold throughout the Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Outcome Period. On the Flex Options expiration date, the Fund intends to sell the Flex Options prior to their expiration or cash-settle the Flex Options and use the resulting proceeds to purchase new Flex Options for the next Outcome Period.

The Underlying ETF

The Underlying ETF is an exchange-traded unit investment trust that uses a full replication strategy, meaning it invests in all of the stocks in the Nasdaq-100 Index®. Invesco Capital Management LLC ("Invesco") serves as the Underlying ETF's sponsor. The investment objective of the Underlying ETF is to seek to track the investment results, before fees and expenses, of the Nasdaq-100 Index® (the "Index"). See below for a description of the Underlying ETF's principal investment strategies and risks. You can find the Underlying ETF's prospectus and other information about the ETF, online at https://www.invesco.com/us/qqq-etf/.

CALAMOS NASDAQ-100® STRUCTURED ALT PROTECTION ETF® — SEPTEMBER
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Calamos Nasdaq-100® Structured Alt Protection ETF® — September

The summary information below regarding the Underlying ETF comes from its filings with the SEC. You are urged to refer to the SEC filings made by the Underlying ETF and to other publicly available information (e.g., the Underlying ETF's annual reports) to obtain an understanding of the Underlying ETF's business and financial prospects. The following description of the Underlying ETF's principal investment strategies was taken directly from the Underlying ETF's prospectus, dated January 31, 2025, as revised July 17, 2025 ("QQQ®" refers to the Underlying ETF; other defined terms have been modified).

The investment objective of QQQ® is to seek to track the investment results, before fees and expenses, of the Index (the component securities of the Index are sometimes referred to in QQQ®'s prospectus as "Index Securities"). There can be no assurance that this investment objective will be met fully.

QQQ® holds the Portfolio (defined as QQQ®'s portfolio of equity securities or, in the case of securities not yet delivered in connection with purchases made by QQQ® or portfolio deposits, confirmations of contracts to purchase such securities) and cash and is not actively managed by traditional methods, which typically involve effecting changes in the Portfolio on the basis of judgments made relating to economic, financial and market considerations. To maintain the correspondence between the composition and weights of the securities in QQQ® (the "Securities") and the stocks in the Nasdaq-100 Index®, QQQ®'s trustee (The Bank of New York Mellon) adjusts the Securities from time to time to conform to periodic changes in the identity and/or relative weights of Index Securities.

The Index is composed of securities issued by 100 of the largest non-financial companies listed on the Nasdaq Global Select Market® or Nasdaq Global Market® by market capitalization. ... The Index was first published in January 1985 and includes companies across a variety of major industry groups. The Index does not contain financial companies, including registered investment companies. ... Current information regarding the market value of the Index is available from Nasdaq® as well as numerous market information services.

As of September 30, 2025, the Underlying ETF had significant investments in information technology companies.

Subsequent Outcome Periods

The Fund will alert existing shareholders to the new Cap at the beginning of each new Outcome Period in the following manner:

1.  Approximately one week prior to the end of the current Outcome Period, the Fund will make a sticker filing that will alert existing shareholders that the Outcome Period is approaching its conclusion and disclose the anticipated Cap range for the next Outcome Period. This filing will be mailed to existing shareholders.

2.  Following the close of business on the last day of the Outcome Period, the Fund will make a sticker filing that discloses the Fund's Cap for the next Outcome Period. This filing will be mailed to existing shareholders.

3.  On the first day of the new Outcome Period, the Fund will file a full prospectus that incorporates the sticker filing from the previous evening which replaces the Caps/dates associated with the previous Outcome Period with the Caps/dates associated with the new Outcome Period. Correspondingly, the Fund will file a revised summary prospectus that reflects such changes.

The information referenced above will also be available on the Fund's website at www.calamos.com.

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. You should not consider investing in the Fund if your investment objective differs from the Fund's investment objective or if you are not willing to accept the principal risks associated with an investment in the Fund. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks are presented in alphabetical order to facilitate

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Calamos Nasdaq-100® Structured Alt Protection ETF® — September

finding particular risks and comparing them with other funds. Each risk summarized below is considered a "principal risk" of investing in the Fund, regardless of the order in which it appears. The principal risks of investing in the Fund include:

•  Authorized Participant Concentration Risk — Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs, such as the Fund, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

•  Cap Change Risk — A new Cap is established at the beginning of each Outcome Period and is dependent on prevailing market conditions at the time the Cap is established. As such, the Cap may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods. Investors should monitor the changes in the Cap for each Outcome Period, information for which will be made available pursuant to the procedure outlined in the Fund's prospectus.

•  Capital Protection Risk — There can be no guarantee that the Fund will be successful in its strategy to provide protection against 100% of Underlying ETF losses if the Underlying ETF's share price decreases over the duration of the Outcome Period. The Fund's strategy seeks to deliver returns that match those of the Underlying ETF (up to the Cap), while limiting downside losses, if Fund Shares are held at the time at which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Fund Shares after the FLEX Options were entered into or sells Fund Shares prior to the expiration of the FLEX Options, the Capital Protection that the Fund seeks to provide may not be available. If the Outcome Period has begun and the Underlying ETF has increased in value, the Capital Protection will not protect any decreases in the value of the Underlying ETF to the extent of such appreciation, and therefore an investor may experience losses from this appreciated value until the Fund reaches its original NAV from the commencement of the Outcome Period. Similarly, if an investor purchases Fund Shares after the commencement of the Outcome period and the Underlying ETF has increased in value, an investor purchasing Shares at that point will not benefit from the Capital Protection until the Underlying ETF's value decreases to its original value at the commencement of the Outcome Period. Accordingly, such investor will not receive the protection that the Fund seeks to provide until the Fund experiences losses that return it to its value at the commencement of the Outcome Period. If the FLEX Options (and therefore the Capital Protection) do not perform as expected, an investor may experience significant losses on its investment, including the loss of its entire investment.

•  Capped Upside Risk — The Fund's strategy seeks to provide returns that are subject to the Cap. In the event that the Underlying ETF experiences gains in excess of the Cap for the Outcome Period, the Fund will not participate in, and will underperform the Underlying ETF to the extent of, those gains beyond the Cap. The Fund's strategy seeks to deliver returns that match those of the Underlying ETF (up to the Cap), while protecting against the entirety of downside losses of the Underlying ETF, if Fund Shares are held at the time at which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Fund Shares after the FLEX Options were entered into, there may be little or no ability for that investor to experience an investment gain on their Fund Shares (and such investor may be subjected to potential losses between that Fund Share price and the Fund's NAV at the commencement of the Outcome Period). Further, because the FLEX Options are designed to produce returns that match the price return of the Underlying ETF (subject to the Cap) on the last day of the Outcome Period, if an investor sells Fund Shares prior to the expiration date of the FLEX Options such investor may sell at a point where the Fund's performance does not match the performance of the Underlying ETF over the Outcome Period, and therefore may sell at a point where the Fund has underperformed the Underlying ETF.

•  Cash Holdings Risk — To the extent the Fund holds cash positions, the Fund risks achieving lower returns and potential lost opportunities to participate in market appreciation which could negatively impact the Fund's performance and ability to achieve its investment objective.

CALAMOS NASDAQ-100® STRUCTURED ALT PROTECTION ETF® — SEPTEMBER
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Calamos Nasdaq-100® Structured Alt Protection ETF® — September

•  Clearing Member Default Risk — Transactions in some types of derivatives, including FLEX Options, are required to be centrally cleared ("cleared derivatives"). In a transaction involving cleared derivatives, the Fund's counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house ("clearing members") can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member's individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its FLEX Options may, in certain circumstances, be used to satisfy losses of other clients of the Fund's clearing member. In addition, although clearing members guarantee performance of their clients' obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member's bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund's behalf, which heightens the risks associated with a clearing member's default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund's ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund's behalf, the Fund may be unable to effectively implement its investment strategy.

•  Correlation Risk — The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods, consistent with the Fund's valuation policy. Because a component of the FLEX option's value will be affected by, among other things, changes in the Underlying ETF's share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF's share price and the remaining time until the FLEX Options expire, the value of the Fund's FLEX Options positions is not anticipated to increase or decrease at the same rate as the Underlying ETF's share price, and it is possible they may move in different directions, and as a result, the Fund's NAV may not increase or decrease at the same rate as the Underlying ETF's share price. The Fund's strategy is designed to produce the outcomes upon the expiration of the FLEX Options on the last business day of the Outcome Period, and it should not be expected that the outcomes will be provided at any point other than the end of the Outcome Period.

•  Costs of Buying and Selling Fund Shares — Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

•  Derivatives Risk — Derivatives are instruments, such as options, futures and forward foreign currency contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. In addition, derivative instruments are subject to counterparty risk, meaning that the party with whom the Fund enters into a derivative transaction may experience a significant credit event and/or may be unwilling or unable to make timely settlement payments or otherwise honor its obligations. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.

•  Equity Securities Risk — The securities markets are volatile, and the market prices of the Underlying ETF's securities may decline generally. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. If the market prices of the securities owned by the Underlying ETF fall, the value of your investment in the Fund will decline.

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Calamos Nasdaq-100® Structured Alt Protection ETF® — September

•  FLEX Options Risk — The Fund may invest in FLEX Options issued and guaranteed for settlement by The Options Clearing Corporation ("OCC"). FLEX Options are customized option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be illiquid, and in such cases, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options and changing volatility levels of the reference asset. In connection with the creation and redemption of Fund Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Fund at prices that reflect the market price of the Fund Shares, the Fund's NAV and, in turn the share price of the Fund, could be negatively impacted. The Fund may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless.

•  Investment Timing Risk — An investor who purchases Fund Shares other than on the first day of the options package and/or sells Fund Shares before the options package expires may not experience the 100% downside protection or upside participation in the Underlying ETF. The Fund's downside protection and upside participation of the Underlying ETF may only be available for investors who hold Fund Shares throughout the complete term of the options package. An investor can expect their Fund Shares to move generally in the same direction as the Underlying ETF during the one-year options package. However, Fund Shares may not experience the same price movement as the price movement of the Underlying ETF. During the duration of the option package, there may be periods of significant disparity between the Fund's NAV and the Underlying ETF's price performance. For example, if an investor purchases Fund Shares during an options package period at a time when the Underlying ETF's share price has increased from its price at the beginning of the options package period, the investor may not be 100% protected against Underlying ETF downside losses. In addition, if an investor purchases Fund Shares during an options package period at a time when the Underlying ETF's share price has increased from its price at the beginning of the options package period, that investor's cap will essentially be decreased from the stated Cap by the amount of the increase in the Underlying ETF's value.

•  Large-Capitalization Investing Risk — Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks. In addition, larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer preferences. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•  Liquidity Risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

•  Liquidity Risk — FLEX Options — In the event that trading in the underlying FLEX Options is limited or absent, the value of the Fund's FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities, including certain non-customized option contracts. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. Additionally, the liquidation of a large number of FLEX Options may more significantly impact the price in a less liquid market. Further, the Fund requires a sufficient number of participants to facilitate the purchase and sale of options on an exchange to provide liquidity to the Fund for its FLEX Option positions. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

CALAMOS NASDAQ-100® STRUCTURED ALT PROTECTION ETF® — SEPTEMBER
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Calamos Nasdaq-100® Structured Alt Protection ETF® — September

•  Market Maker Risk — If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund's net asset value and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of the Fund Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund's portfolio securities and the Fund's market price. This reduced effectiveness could result in Fund Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Fund Shares.

•  Market Risk — The risk that the securities markets will increase or decrease in value is considered market risk and applies to any security. If there is a general decline in the stock or fixed-income market, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests.

•  New Fund Risk — The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

•  Non-Diversification Risk — The Fund is classified as "non-diversified" under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code").

•  Options Risk — The Fund's ability to close out its position as a purchaser or seller of an over-the-counter or exchange-listed put or call option is dependent, in part, upon the liquidity of the options market. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Fund's ability to utilize options successfully will depend on the ability of the Fund's investment adviser to predict pertinent market movements, which cannot be assured. The Fund may also purchase or write over-the-counter put or call options, which involves risks different from, and possibly greater than, the risks associated with exchange-listed put or call options. Over-the-counter put or call options may expose the Fund to the risk that a counterparty may be unable or unwilling to perform according to a contract, and that any deterioration in a counterparty's creditworthiness could adversely affect the instrument. In addition, the Fund may be exposed to a risk that losses may exceed the amount originally invested.

•  Premium-Discount Risk — Fund Shares may trade above or below their NAV. The market prices of Fund Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Fund Shares on the Exchange. The trading price of Fund Shares may deviate significantly from NAV during periods of market volatility.

•  Secondary Market Trading Risk — Investors buying or selling Fund Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund Shares. Although the Fund Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Fund Shares on the Exchange may be halted.

•  Sector Risk — To the extent the Underlying ETF invests a significant portion of its assets in a particular sector, a greater portion of the Fund's performance may be affected by the general business and economic conditions affecting that sector. Each sector may share economic risk with the broader market, however there may be economic risks specific to each sector. As a result, returns from those sectors may trail returns from the overall stock market, and it is possible that the Underlying ETF may underperform the broader market.

•  Tax Risk — The Fund intends to elect and to qualify each year to be treated as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The federal income tax treatment of the securities in which the Fund may invest, including the Fund's option strategy, may not be clear or may be subject to recharacterization by the Internal Revenue Service. It could be more difficult to comply with the tax requirements applicable to RICs if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the Internal Revenue Service. Any such failure to comply with the rules applicable to RICs could cause the Fund to fail to qualify as such. To qualify and maintain its status as a RIC, the Fund must meet certain

PROSPECTUS | November 28, 2025
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Calamos Nasdaq-100® Structured Alt Protection ETF® — September

income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published Internal Revenue Service guidance or case law on how to determine the "issuer" of certain derivatives that the Fund will enter into. Based upon the language in the legislative history, the Fund intends to treat the issuer of an equity option as the referenced asset and to treat any income it may derive from an equity option as "qualifying income" under the provisions of the Code applicable to RICs. In the case of FLEX Options, assuming the referenced asset qualifies as a RIC, treating the issuer as the referenced asset would allow the Fund to count the FLEX Options as automatically diversified investments under the RIC diversification requirements. If the income is not qualifying income or the issuer of equity options, including FLEX Options, is not appropriately the referenced asset, the Fund may not qualify, or may be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund's taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

The Fund's investments in offsetting positions with respect to the Underlying ETF may affect the character of gains or losses realized by the Fund under the Code's "straddle" rules and may increase the amount of short-term capital gain realized by the Fund. Certain options the Fund holds may not qualify as "Section 1256 contracts" under Section 1256 of the Code, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

There is a risk that if the offsetting FLEX Options are held by a single person, the IRS may take the position that the FLEX Options, viewed together, should be treated as a single debt instrument for federal tax purposes. The result of such a position would be that the Fund would fail the RIC diversification tests, causing the RIC to be taxed as a C corporation, unless certain cure rights based upon reasonable cause may apply. The Fund has obtained an opinion of tax counsel that the FLEX Options should not be collapsed into a single instrument. However, such an opinion is not binding upon the IRS or the courts.

•  Trading Issues Risk — Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange's "circuit breaker" rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund's assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.

•  Underlying ETF Risk — The Fund invests in FLEX Options that reference an ETF, which subjects the Fund to certain of the risks of owning shares of an ETF as well as the types of instruments in which the Underlying ETF invests. The value of an ETF will fluctuate over time based on fluctuations in the values of the securities held by the ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. In addition, ETFs are subject to absence of an active market risk, premium/discount risk, tracking error risk and trading issues risk. Brokerage, tax and other expenses may negatively impact the performance of the Underlying ETF and, in turn, the value of the Fund's shares. An ETF that tracks an index may not exactly match the performance of the index due to cash drag, differences between the portfolio of the ETF and the components of the index, expenses and other factors.

•  Valuation Risk — During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options may become more difficult. In market environments where there is reduced availability of reliable objective pricing data, the judgment of the Fund's investment adviser in determining the fair value of the security may play a greater role. While such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.

CALAMOS NASDAQ-100® STRUCTURED ALT PROTECTION ETF® — SEPTEMBER
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Calamos Nasdaq-100® Structured Alt Protection ETF® — September

Fund Performance

The Fund commenced operations on September 3, 2024, and thus does not yet have annual returns for a full calendar year. Accordingly, performance data is not included. Performance information is available at no cost by visiting www.calamos.com. Past performance (before and after taxes) is not an indication of future performance.

Investment Adviser

Calamos Advisors LLC ("Calamos Advisors" or the "Adviser")

Portfolio Managers

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH ADVISER
David O'Donohue	Since September 2024	SVP, Sr. Co-Portfolio Manager
Jimmy Young	Since September 2024	SVP, Co-Portfolio Manager
Eli Pars	Since September 2024	SVP, Sr. Co-Portfolio Manager
Jason Hill	Since September 2024	SVP, Sr. Co-Portfolio Manager
Anthony Vecchiolla	Since September 2024	VP, Co-Portfolio Manager
Jordan Rosenfeld	Since November 2025	VP, Co-Portfolio Manager

PROSPECTUS | November 28, 2025
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Other Important Information Regarding Fund Shares

Portfolio Holdings. The Fund's portfolio holdings are disclosed on its website daily after the close of trading on the Exchange and prior to the opening of trading on the Exchange the following day. A description of the Fund's policies and procedures with respect to the disclosure of such Fund's portfolio holdings is available in the Fund's Statement of Additional Information ("SAI").

Premium/Discount Information. Information about the premiums and discounts at which the Fund's Shares have traded will be available at www.calamos.com.

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as "Creation Units." Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the "bid-ask spread"). Recent information regarding the Fund's NAV, market price, premiums and discounts, and bid-ask spreads is available at https://www.calamos.com/.

Tax Information

Net investment income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute net investment income and capital gains, if any, at least annually.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), such Fund and its related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

CALAMOS NASDAQ-100® STRUCTURED ALT PROTECTION ETF® — SEPTEMBER
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Additional Information About Investment Strategies and Related Risks

The Fund's investment objective and each of the policies described herein are non-fundamental policies that may be changed by the Board of Trustees of the Trust (the "Board") without shareholder approval. The Fund may liquidate and terminate at any time without shareholder approval.

What are the investment objectives and principal strategies for the Fund?

The Fund is an actively managed exchange-traded fund ("ETF") that is designed to provide investors with the opportunity to benefit from increases in the Underlying ETF's share price up to the stated cap over a specified period of time of approximately one-year (the "Outcome Period"), while providing protection against decreases in the Underlying ETF's share price over the same Outcome Period (before taking fees and expenses into account).

Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange Options ("FLEX Options") that reference the price performance of the Invesco QQQ TrustSM, Series 1 (the "Underlying ETF"). FLEX Options are customized equity or index option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates.

The Underlying ETF is an exchange-traded unit investment trust that uses a replication strategy, meaning it invests in all of the stocks in the Nasdaq-100 Index®. Invesco Capital Management LLC serves as the Underlying ETF's sponsor. The investment objective of the Underlying ETF is to seek to track the investment results, before fees and expenses, of the Nasdaq-100 Index®. The Fund's performance does not reflect the payment of dividends by the Underlying ETF. See "The Underlying ETF" for more information.

The returns an investor will receive from an investment in the Fund have characteristics that are distinct from many other investment vehicles, including the Underlying ETF. It is important that you understand these characteristics before making an investment in the Fund.

The Fund uses FLEX Options to employ a capital protected target outcome strategy. Target outcome strategies seek to produce pre-determined investment outcomes based upon the performance of an underlying security or index. The pre-determined outcomes sought by the Fund, which include capital protection to absorb 100% of losses (before fees and expenses) in the Underlying ETF (the "Capital Protection") and upside participation to a stated cap of 7.01% (before fees and expenses) (the "Cap"), are based on the price performance of the Underlying ETF over an Outcome Period.

The outcomes the Fund seeks for investors that hold Fund Shares for an entire Outcome Period are as follows, though there can be no guarantee these results will be achieved:

•  If the Underlying ETF appreciates over the Outcome Period, the combination of FLEX Options held by the Fund seeks to provide upside participation matching that of the Underlying ETF, up to a cap that is determined at the start of the Outcome Period.

•  If the Underlying ETF decreases over the Outcome Period, the combination of FLEX Options held by the Fund seeks to provide protection against 100% of Underlying ETF losses, prior to taking into account the Fund's fees and expenses.

The Fund does not seek to provide capital protection against 100% of losses (before fees and expenses) of the Underlying ETF as of any time other than the end of the Outcome Period.

For the Outcome Period beginning on September 1, 2025 through August 31, 2026, the Cap is 7.01% and the Capital Protection is 100%. When the Fund's fees and expenses are taken into account, the Cap is 6.32% and the Capital Protection is 99.31%. The Cap and Capital Protection will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee.

The current Outcome Period is from September 1, 2025 through August 31, 2026. The Fund will not terminate after the conclusion of the Outcome Period. After the conclusion of the Outcome Period, another will begin. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Outcome Period. This means that the Cap will change for each Outcome Period based upon prevailing market conditions

PROSPECTUS | November 28, 2025
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Additional Information About Investment Strategies and Related Risks

at the beginning of each Outcome Period. The capital protection will remain the same for each Outcome Period. The Capital Protection and Cap, and the Fund's value relative to each, should be considered before investing in the Fund. The Fund will be perpetually offered and not terminate after the current or any subsequent Outcome Period. Approximately one week prior to the end of an Outcome Period, the Fund's website will be updated to alert existing shareholders that the Outcome Period is approaching its conclusion and will disclose the anticipated Cap range for the next Outcome Period. See "Subsequent Outcome Periods" for more information.

Upon conclusion of the Outcome Period, the Fund will receive the cash value of all the FLEX Options it held for that Outcome Period. It will then invest in a new series of FLEX Options with an expiration date of approximately one year in the future, and a new Outcome Period will begin. Each FLEX Option's value is ultimately derived from the performance of the Underlying ETF's share price during that time. As the terms of the FLEX Options do not change during an Outcome Period, the outcomes, including the Cap and Capital Protection discussed below, will be measured to the Fund's net asset value ("NAV") on the first day of the Outcome Period.

The stated Cap and Capital Protection may only be realized by investors who continuously hold Fund Shares from the commencement of an Outcome Period until its conclusion. An investor who purchases Fund Shares other than on the first day of an Outcome Period and/or sells Fund Shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. While the Cap and Capital Protection provide the intended outcomes only for investors that hold their Fund Shares throughout the complete term of the Outcome Period, an investor can expect the value of their Fund Shares to generally move in the same direction as the Underlying ETF during the Outcome Period. If investors buy or sell on a date other than the start or end date of the Outcome Period, their returns will be different and they may incur losses in excess of the Capital Protection level (i.e., losses exceeding 0%) and they may not experience gains up to the Cap. See "Capital Protection and Cap" for more information.

The Fund's website, www.calamos.com, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Outcome Period, including the Fund's value relative to the Cap and Capital Protection. Before purchasing Fund Shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund Shares on a particular day and held through the end of the Outcome Period.

The Fund's investment objective is not a fundamental policy and therefore may be changed by the Board without shareholder approval.

The Fund seeks to generate returns that match the Underlying ETF, up to the Cap (discussed in detail below), while limiting downside losses. The hypothetical illustrations provided below are designed to illustrate the outcomes that the Fund seeks to provide for investors who hold Fund Shares for the entirety of the Outcome Period.

The hypothetical examples set forth below do not represent the performance of the Fund and investors should not rely on the hypothetical examples shown below as an indication of the actual or future performance of the Fund. There is no guarantee that the Fund will be successful in its attempt to provide the target outcomes for an Outcome Period. The returns that the Fund seeks to provide do not include the costs associated with purchasing Fund Shares and certain expenses incurred by the Fund. In the payoff profile illustration, the dotted line represents the Underlying ETF's performance, and the solid line represents the return profile gross of fees and expenses sought by the Fund in relation to the Underlying ETF's indicated performance. The bar chart below represents the Fund's hypothetical intended return profile based upon the performance of the Underlying ETF.

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Explanation of diagram:

1.  Calamos Nasdaq-100® Structured Alt Protection ETF® — September Participation Layer: The dotted grey line represents the first layer, which involves purchasing a near zero-strike (i.e., deep in-the-money) call on the reference asset, at a pre-determined strike to provide full participation to the price return of the underlying reference asset. In other words, the full price participation provided by this layer provides potential gains and losses that are tantamount to that of owning the underlying reference asset outright, except that this layer does not participate in the dividend yield of the underlying reference asset.

2.  Capital Protection Layer: The solid grey line represents the second layer, which involves purchasing an at-the-money put option, which produces protection equal to 100% of losses (before fees and expenses) of the price return of the reference asset, over the Outcome Period.

3.  Upside Participation Layer (the "Cap"): The solid black line illustrates the final layer, which involves selling an out-of-the-money call, thereby creating the upside cap. The strike price at which the call is sold is determined so that the combined net options purchase price is approximately equal to the underlying asset's current value. The cost of this layer is a credit equal to the price that would make the total package "no-cost" or fully financed.

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The Fund Is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act").

Capital Protection and Cap

The Fund seeks to provide capital protection to absorb 100% of losses (before fees and expenses) of the Underlying ETF at the end of each Outcome Period. When the Fund's management fees are taken into account, the Capital Protection level is reduced to 99.31%. The Capital Protection level will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. If the Fund is required to increase its holdings of cash during the Outcome Period to pay fees and expenses incurred by the Fund, the Capital Protection level may be further reduced. The Fund does not seek to provide capital protection against 100% of losses (before fees and expenses) of the Underlying ETF as of any time other than the end of the Outcome Period.

During the Outcome Period, there may be periods of significant disparity between the Fund's NAV and the Underlying ETF's price performance. As the Underlying ETF price and the Fund's NAV change over the Outcome Period, an investor acquiring Fund Shares after the start of the Outcome Period will likely have a different return potential than an investor who purchased Fund Shares at the start of the Outcome Period. This is because while the Cap and Capital Protection for the Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of an Outcome Period and remain constant throughout the Outcome Period, an investor purchasing Fund Shares at market value during the Outcome Period likely purchased Fund Shares at a price that is different from the Fund's NAV at the start of the Outcome Period (i.e., the NAV that the Cap and Capital Protection reference). For example, if an investor purchases Fund Shares during an Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Outcome Period (the "Initial Fund Value"), that investor's Cap will essentially be decreased by the amount of the increase in the Underlying ETF's value, and the capital protection will not set in until the Fund's NAV returns to its Initial Fund Value (i.e., a shareholder must experience losses prior to gaining the protection offered by the Fund's Capital Protection because the Fund must first decrease in value to its Initial Fund Value for the Outcome Period before subsequent losses will be protected by the Capital Protection). Conversely, if an investor purchases Fund Shares during an Outcome Period at a time when the Underlying ETF has decreased in value, the Fund's NAV may dip below the Initial Fund Value. However, in this scenario, that investor's potential gain could be larger than the Fund's Cap for the Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Outcome Period through the date the investor purchased its Fund Shares plus any additional gains between the Initial Fund Value and the Cap. There is no guarantee that the Fund will recover such value or experience such gains. The Cap and capital protection relative to the Initial Fund Value, however, will not change over the Outcome Period.

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While the Fund seeks to provide protection against losses experienced by the Underlying ETF (before fees and expenses) for shareholders who hold Fund Shares for an entire Outcome Period, there is no guarantee it will successfully do so. If the Fund's NAV has increased significantly, a shareholder that purchases Fund Shares after the first day of an Outcome Period could lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear those losses. There is no guarantee the capital protection and cap will be successful and a shareholder investing at the beginning of an Outcome Period could also lose their entire investment.

The returns of the Fund are subject to a cap for each Outcome Period, calculated (before fees and expenses) at the beginning of each Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return Cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Outcome Period. If the Underlying ETF experiences any percentage gains over the amount of the Cap, Fund shareholders will not experience those gains. Therefore, regardless of the price return of the Underlying ETF, the Cap (net of fees) is the maximum return an investor can achieve from an investment in the Fund for that Outcome Period. The Cap is set on the first day of each Outcome Period. The Cap is provided prior to taking into account annual Fund management fees of 0.69% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses (such as unexpected litigation) incurred by the Fund. The pre-determined Cap applicable to an Outcome Period will vary based on prevailing market conditions at the time that the Cap is set, including interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the FLEX Options.

The Cap level is a result of the design of the Fund's principal investment strategy. To provide the Capital Protected Target Outcome, the Fund purchases and sells a series of put and call FLEX Options on or around the last business day of the month prior to the beginning of an Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The Adviser will calculate the amount of premiums that the Fund will owe on the put options acquired to provide the Capital Protection and will then sell call FLEX Options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The Cap is the strike price of those FLEX Options the Fund is selling. The Cap, and the Fund's value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund Shares during an Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Outcome Period to a level near the Cap, an investor purchasing Fund Shares will have limited to no gain potential for the remainder of the Outcome Period (because the investor's potential gain will be limited to the difference between the Fund's NAV on the date the investor purchased the Fund Shares and the Cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which it purchased its Fund Shares and the Initial Fund Value for the Outcome Period before subsequent losses will be protected by the Capital Protection. If an investor buys Fund Shares when the price exceeds the Cap, an investor selling their shares at the end of the Outcome Period will not experience any gain regardless of the price return of the Underlying ETF. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Outcome Period, and an investor may experience returns on the Fund significantly below the Cap.

In periods of extreme market volatility or during market disruption events, the Fund's ability to offset investor losses through the use of the FLEX Options to achieve the stated Capital Protection, or provide a return up to the stated upside Cap may be impaired, resulting in an upside limit significantly below the Cap and downside protection significantly lower than full capital protection (i.e., losses greater than 0%), because the Fund may not be able to trade or exercise existing FLEX Options, or may not receive timely payment from its counterparties. An investor may lose their entire investment and an investment in the Fund is only appropriate for investors willing to bear those losses.

For each Outcome Period, the Fund will invest in both purchased and written put and call FLEX Options that reference the Underlying ETF. Because the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options impact the correlation between the Fund's NAV and the price of the Underlying ETF.

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General Information about FLEX Options

FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation ("OCC"). The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the "buyer for every seller and the seller for every buyer," with the goal of protecting clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events, as more fully described in the Fund's Statement of Additional Information. Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and subject to the risk that the OCC may fail to perform the settlement of the FLEX Options due to bankruptcy or other adverse reasons. The FLEX Options that the Fund will hold that reference the Underlying ETF will give the Fund the right or the obligation to either receive or deliver shares of the Underlying ETF, or the right or the obligation to either receive or deliver a cash payment on the option expiration date based upon the difference between the Underlying ETF's value and a strike price, depending on whether the option is a put or call option and whether the Fund purchases or sells the option. The FLEX Options held by the Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date. The Fund will generally, under normal conditions, hold FLEX Options for each Outcome Period. The Fund will purchase call options (giving the Fund the right to receive shares of the Underlying ETF or a cash payment) and put options (giving the Fund the right to deliver shares of the Underlying ETF or a cash payment), while simultaneously selling (i.e., writing) call options (giving the Fund the obligation to deliver shares of the Underlying ETF or a cash payment). The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the Fund expects the FLEX Options to be fully covered and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchanges on which the FLEX Options are listed do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts but may charge transaction fees. Each of the FLEX Options purchased and sold throughout the Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Outcome Period. On the Flex Options expiration date, the Fund intends to sell the Flex Options prior to their expiration or cash-settle the Flex Options and use the resulting proceeds to purchase new Flex Options for the next Outcome Period.

The Underlying ETF

The Underlying ETF is an exchange-traded unit investment trust that uses a full replication strategy, meaning it invests in all of the stocks in the Nasdaq-100 Index®. Invesco Capital Management LLC ("Invesco") serves as the Underlying ETF's sponsor. The investment objective of the Underlying ETF is to seek to track the investment results, before fees and expenses, of the Nasdaq-100 Index® (the "Index"). See below for a description of the Underlying ETF's principal investment strategies and risks. You can find the Underlying ETF's prospectus and other information about the ETF, online at https://www.invesco.com/us/qqq-etf/.

The summary information below regarding the Underlying ETF comes from its filings with the SEC. You are urged to refer to the SEC filings made by the Underlying ETF and to other publicly available information (e.g., the Underlying ETF's annual reports) to obtain an understanding of the Underlying ETF's business and financial prospects. The following description of the Underlying ETF's principal investment strategies was taken directly from the Underlying ETF's prospectus, dated January 31, 2025, as revised July 17, 2025 ("QQQ®" refers to the Underlying ETF; other defined terms have been modified).

The investment objective of QQQ® is to seek to track the investment results, before fees and expenses, of the Index (the component securities of the Index are sometimes referred to in QQQ®'s prospectus as "Index Securities"). There can be no assurance that this investment objective will be met fully.

QQQ® holds the Portfolio (defined as QQQ®'s portfolio of equity securities or, in the case of securities not yet delivered in connection with purchases made by QQQ® or portfolio deposits, confirmations of contracts to purchase such securities) and cash and is not actively managed by traditional methods, which typically involve effecting changes in the Portfolio on the basis of judgments made relating to economic, financial and market considerations. To maintain the correspondence between the composition and weights of the securities in QQQ® (the "Securities") and the stocks in the Nasdaq-100 Index®, QQQ®'s trustee

CALAMOS NASDAQ-100® STRUCTURED ALT PROTECTION ETF® — SEPTEMBER
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(The Bank of New York Mellon) adjusts the Securities from time to time to conform to periodic changes in the identity and/or relative weights of Index Securities.

The Index is composed of securities issued by 100 of the largest non-financial companies listed on the Nasdaq Global Select Market® or Nasdaq Global Market® by market capitalization. ... The Index was first published in January 1985 and includes companies across a variety of major industry groups. The Index does not contain financial companies, including registered investment companies. ... Current information regarding the market value of the Index is available from Nasdaq® as well as numerous market information services.

As of September 30, 2025, the Underlying ETF had significant investments in information technology companies.

Subsequent Outcome Periods

The Fund will alert existing shareholders to the new Cap at the beginning of each new Outcome Period in the following manner:

1.  Approximately one week prior to the end of the current Outcome Period, the Fund will make a sticker filing that will alert existing shareholders that the Outcome Period is approaching its conclusion and disclose the anticipated Cap range for the next Outcome Period. This filing will be mailed to existing shareholders.

2.  Following the close of business on the last day of the Outcome Period, the Fund will make a sticker filing that discloses the Fund's Cap for the next Outcome Period. This filing will be mailed to existing shareholders.

3.  On the first day of the new Outcome Period, the Fund will file a full prospectus that incorporates the sticker filing from the previous evening which replaces the Caps/dates associated with the previous Outcome Period with the Caps/dates associated with the new Outcome Period. Correspondingly, the Fund will file a revised summary prospectus that reflects such changes.

The information referenced above will also be available on the Fund's website at www.calamos.com.

Changes in 80% policy

The Fund has adopted a non-fundamental operating policy that requires it, under normal circumstances, to invest at least 80% of its net assets (plus borrowings for investment purposes, if any) in investments that provide exposure to the Nasdaq-100 Index®. Although this requirement may be changed by the Board of Trustees without shareholder approval, the Fund will notify shareholders in writing at least 60 days prior to any change in its 80% policy.

Non-Principal Investments

Cash Equivalents and Short-Term Investments

The Fund may invest in securities with maturities of less than one year or cash equivalents, or it may hold cash. The percentage of the Fund invested in such holdings varies and depends on several factors, including market conditions. For temporary defensive purposes and during periods of high cash inflows or outflows, the Fund may invest part or all of its assets in these securities or it may hold cash. During such periods, the Fund may not be able to achieve its investment objective. The Fund may adopt a defensive strategy when the portfolio managers believe securities in which such Fund normally invests have elevated risks due to political or economic factors and in other extraordinary circumstances. For more information on eligible short-term investments, see the SAI.

Illiquid Investments

The Fund may invest up to 15% of its net assets in securities and other instruments that are, at the time of investment, illiquid (determined using the Securities and Exchange Commission's standard applicable to investment companies, i.e., any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). For this purpose, illiquid investments may include, but are not limited to, certain restricted securities (securities the disposition of which is restricted under the federal securities laws), certain securities that may only be resold pursuant to Rule 144A under the Securities Act, and certain repurchase agreements, among others.

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Temporary Investments

In response to market, economic, political, or other conditions, the Fund may temporarily invest for defensive purposes that are inconsistent with the Fund's principal investment strategies. If the Fund does so, different factors could affect the Fund's performance, and the Fund may not achieve its investment objective.

Risks of Investing in the Fund

This prospectus describes the risks you may face as an investor in the Fund. It is important to keep in mind that generally, investments with a higher potential reward also have a higher risk of losing money. The reverse is also commonly true: the lower the risk, the lower the potential reward. However, as you consider an investment in the Fund, you should also take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in this investment for a long period of time to ride out down periods.

As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time, and it is possible to lose money. Each risk summarized below is considered a "principal risk" of investing in the Fund, regardless of the order in which it appears.

Principal Risks

Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs, such as the Fund, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

Cap Change Risk. A new Cap is established at the beginning of each Outcome Period and is dependent on prevailing market conditions at the time the Cap is established. Expected dividends of the Underlying ETF, market interest rates, the Underlying ETF's share price relative to the FLEX Options' strike prices, and the "implied volatility" of the Underlying ETF (the expected frequency and magnitude of changes of the Underlying ETF's share price) can impact the Cap the Fund is able to establish at the beginning of each outcome period. Extremely low interest rates (e.g., 0%) may result in a significantly lower Cap. As such, the Cap may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods. Investors should monitor the changes in the Cap for each Outcome Period, information for which will be made available pursuant to the procedure outlined in the Fund's prospectus.

Capital Protection Risk. There can be no guarantee that the Fund will be successful in its strategy to provide protection against 100% of Underlying ETF losses if the Underlying ETF's share price decreases over the duration of the Outcome Period. The Fund's strategy seeks to deliver returns that match those of the Underlying ETF (up to the Cap), while limiting downside losses, if Fund Shares are held at the time at which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Fund Shares after the FLEX Options were entered into or sells Fund Shares prior to the expiration of the FLEX Options, the Capital Protection that the Fund seeks to provide may not be available. If the Outcome Period has begun and the Underlying ETF has increased in value, the Capital Protection will not protect any decreases in the value of the Underlying ETF to the extent of such appreciation, and therefore an investor may experience losses from this appreciated value until the Fund reaches its original NAV from the commencement of the Outcome Period. Similarly, if an investor purchases Fund Shares after the commencement of the Outcome period and the Underlying ETF has increased in value, an investor purchasing Shares at that point will not benefit from the Capital Protection until the Underlying ETF's value decreases to its original value at the commencement of the Outcome Period. Accordingly, such investor will not receive the protection that the Fund seeks to provide until the Fund experiences losses that return it to its value at the commencement of the Outcome Period. If the FLEX Options (and therefore the Capital Protection) do not perform as expected, an investor may experience significant losses on its investment, including the loss of its entire investment.

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Capped Upside Risk. The Fund's strategy seeks to provide returns that are subject to the Cap. In the event that the Underlying ETF experiences gains in excess of the Cap for the Outcome Period, the Fund will not participate in, and will underperform the Underlying ETF to the extent of, those gains beyond the Cap. The Fund's strategy seeks to deliver returns that match those of the Underlying ETF (up to the Cap), while protecting against the entirety of downside losses of the Underlying ETF, if Fund Shares are held at the time at which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Fund Shares after the FLEX Options were entered into, there may be little or no ability for that investor to experience an investment gain on their Shares (and such investor may be subjected to potential losses between that Fund Share price and the Fund's NAV at the commencement of the Outcome Period). Further, because the FLEX Options are designed to produce returns that match the price return of the Underlying ETF (subject to the Cap) on the last day of the Outcome Period, if an investor sells Fund Shares prior to the expiration date of the FLEX Options such investor may sell at a point where the Fund's performance does not match the performance of the Underlying ETF over the Outcome Period, and therefore may sell at a point where the Fund has underperformed the Underlying ETF.

Cash Holdings Risk. The Fund may invest in cash and cash equivalents for indefinite periods of time when the Fund's investment adviser determines the prevailing market environment warrants doing so. When the Fund holds cash positions, it may lose opportunities to participate in market appreciation, which may result in lower returns than if the Fund had remained fully invested in the market. Furthermore, cash and cash equivalents may generate minimal or no income and could negatively impact the Fund's performance and ability to achieve its investment objective.

Clearing Member Default Risk. Transactions in some types of derivatives, including FLEX Options, are required to be centrally cleared ("cleared derivatives"). In a transaction involving cleared derivatives, the Fund's counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house ("clearing members") can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member's individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its FLEX Options may, in certain circumstances, be used to satisfy losses of other clients of the Fund's clearing member. In addition, although clearing members guarantee performance of their clients' obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member's bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund's behalf, which heightens the risks associated with a clearing member's default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund's ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund's behalf, the Fund may be unable to effectively implement its investment strategy.

Correlation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods, consistent with the Fund's valuation policy. Because a component of the FLEX option's value will be affected by, among other things, changes in the Underlying ETF's share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF's share price and the remaining time until the FLEX Options expire, the value of the Fund's FLEX Options positions is not anticipated to increase or decrease at the same rate as the Underlying ETF's share price, and it is possible they may move in different directions, and as a result, the Fund's NAV may not increase or decrease at the same rate as the Underlying ETF's share price. The Fund's strategy is designed to produce the outcomes upon the expiration of the FLEX Options on the last business day of the Outcome Period, and it should not be expected that the outcomes will be provided at any point other than the end of the Outcome Period.

Costs of Buying and Selling Fund Shares. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

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Derivatives Risk. Derivatives are instruments, such as futures and forward foreign currency contracts, whose value is derived from that of other assets, rates or indices. Derivatives may be more volatile than other investments and may magnify the Fund's gains or losses. Successful use of derivatives depends upon the level to which prices of the underlying assets correlate with price movements in the derivatives the Fund buys or sells. The Fund could be negatively affected if the change in market value of its securities fails to correlate with the value of derivatives it purchased or sold. The potential lack of a liquid market for a derivative may prevent the Fund from closing its derivatives positions to limit losses or realize profits. Derivatives may be purchased for a fraction of their value and small price movements may result in an immediate and substantial loss to the Fund. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. In addition, derivative instruments are subject to counterparty risk, meaning that the party with whom the Fund enters into the derivatives transaction (e.g., the clearinghouse or the broker holding the Fund's position for a futures contract or the counterparty for a forward contract) may experience a significant credit event and/or may be unwilling or unable to make timely settlement payments or otherwise honor its obligations. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.

Equity Securities Risk. Equity investments are subject to greater fluctuations in market value than other asset classes as a result of such factors as a company's business performance, investor perceptions, stock market trends and general economic conditions.

FLEX Options Risk. Trading FLEX Options involves risks different from, or possibly greater than, the risks associated with investing directly in securities. The Fund may not experience substantial upside participation from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund's FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund Shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund's FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund's Shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection may impact the value of the Fund and whether the Fund can satisfy its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment. The trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.

The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The FLEX Options are also subject to correlation risk, meaning the value of the FLEX Options does not increase or decrease at the same rate as the Underlying ETF (although they generally move in the same direction) or its underlying securities. The value of the FLEX Options prior to the expiration date may vary because of factors other than the value of the Underlying ETF, such as interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, a change in the actual and perceived volatility of the stock market and the Underlying ETF and the remaining time to expiration. FLEX Option prices may also be highly volatile and may fluctuate substantially during a short period of time. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options becomes more difficult and the judgment of the Fund's investment adviser (employing the fair value procedures approved by the Board of Trustees of the Trust) may play a greater role in the valuation of the Fund's holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations may be made in good

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Additional Information About Investment Strategies and Related Risks

faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value. Under those circumstances, the value of the FLEX Options will require more reliance on the investment adviser's judgment than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value paid for shares of the Fund.

Investment Timing Risk. An investor who purchases Fund Shares other than on the first day of the options package and/or sells Fund Shares before the options package expires may not experience the 100% downside protection or upside participation in the Underlying ETF. The Fund's downside protection and upside participation of the Underlying ETF may only be available for investors who hold Fund Shares throughout the complete term of the options package. An investor can expect their Fund Shares to move generally in the same direction as the Underlying ETF during the one-year options package. However, Fund Shares may not experience the same price movement as the price movement of the Underlying ETF. During the duration of the option package, there may be periods of significant disparity between the Fund's NAV and the Underlying ETF's price performance. For example, if an investor purchases Fund Shares during an options package period at a time when the Underlying ETF's share price has increased from its price at the beginning of the options package period, the investor may not be 100% protected against Underlying ETF downside losses. In addition, if an investor purchases Fund Shares during an options package period at a time when the Underlying ETF's share price has increased from its price at the beginning of the options package period, that investor's cap will essentially be decreased from the stated Cap by the amount of the increase in the Underlying ETF's value.

Large-Capitalization Investing Risk. Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks. In addition, larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer preferences. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

Liquidity Risk — FLEX Options. In the event that trading in the underlying FLEX Options is limited or absent, the value of the Fund's FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities, including certain non-customized option contracts. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. Additionally, the liquidation of a large number of FLEX Options may more significantly impact the price in a less liquid market. Further, the Fund requires a sufficient number of participants to facilitate the purchase and sale of options on an exchange to provide liquidity to the Fund for its FLEX Option positions. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund's net asset value and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of the Fund Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund's portfolio securities and the Fund's market price. This reduced effectiveness could result in Fund Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Fund Shares.

Market Risk. The risk that the securities markets will increase or decrease in value is considered market risk and applies to any security. If there is a general decline in the stock or fixed-income market, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests.

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Additional Information About Investment Strategies and Related Risks

New Fund Risk. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

Non-Diversification Risk. The Fund is classified as "non-diversified" under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Options Risk. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Fund's ability to utilize options successfully will depend on Calamos Advisors' ability to predict pertinent market movements, which cannot be assured.

The Fund's ability to close out its position as a purchaser or seller of an Options Clearing Corporation or exchange-listed put or call option is dependent, in part, upon the liquidity of the options market. If the Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option to realize any profit or the option would expire and become worthless. If the Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security until the option expired. As the writer of a covered call option on a security, the Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call. The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets until the next trading day.

Unless the parties provide for it, there is no central clearing or guaranty function in an over-the-counter option. As a result, if the counterparty fails to make or take delivery of the security or other instrument underlying an over-the-counter option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such counterparty or any guarantor or credit enhancement of the counterparty's credit to determine the likelihood that the terms of the over-the-counter option will be satisfied.

The Fund may also purchase or write over-the-counter put or call options, which involves risks different from, and possibly greater than, the risks associated with exchange-listed put or call options. In some instances, over-the-counter put or call options may expose the Fund to the risk that a counterparty may be unable or unwilling to perform according to a contract, and that any deterioration in a counterparty's creditworthiness could adversely affect the instrument. In addition, the Fund may be exposed to a risk that losses may exceed the amount originally invested.

Premium-Discount Risk. The Fund's Shares may trade above or below their NAV. The market prices of Fund Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Fund Shares on the Exchange. The trading price of Fund Shares may deviate significantly from NAV during periods of market volatility.

Secondary Market Trading Risk. Investors buying or selling Fund Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund Shares. Although the Fund's Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Fund Shares on the Exchange may be halted.

Sector Risk. To the extent the Underlying ETF invests a significant portion of its assets in a particular sector, a greater portion of the Fund's performance may be affected by the general business and economic conditions affecting that sector. Each sector may share economic risk with the broader market, however there may be economic risks specific to each sector. As a result, returns from those sectors may trail returns from the overall stock market and it is possible that the Underlying ETF may underperform the broader market, or experience greater volatility.

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Additional Information About Investment Strategies and Related Risks

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The federal income tax treatment of the securities in which the Fund may invest, including the Fund's option strategy, may not be clear or may be subject to recharacterization by the Internal Revenue Service. It could be more difficult to comply with the tax requirements applicable to RICs if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the Internal Revenue Service. Any such failure to comply with the rules applicable to RICs could cause the Fund to fail to qualify as such. To qualify and maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published Internal Revenue Service guidance or case law on how to determine the "issuer" of certain derivatives that the Fund will enter into. Based upon the language in the legislative history, the Fund intends to treat the issuer of an equity option as the referenced asset and to treat any income it may derive from an equity option as "qualifying income" under the provisions of the Code applicable to RICs. In the case of FLEX Options, assuming the referenced asset qualifies as a RIC, treating the issuer as the referenced asset would allow the Fund to count the FLEX Options as automatically diversified investments under the RIC diversification requirements. If the income is not qualifying income or the issuer of equity options, including FLEX Options, is not appropriately the referenced asset, the Fund may not qualify, or may be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund's taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

The Fund's investments in offsetting positions with respect to the Underlying ETF may affect the character of gains or losses realized by the Fund under the Code's "straddle" rules and may increase the amount of short-term capital gain realized by the Fund. Certain options the Fund holds may not qualify as "Section 1256 contracts" under Section 1256 of the Code, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

There is a risk that if the offsetting FLEX Options are held by a single person that the IRS may take the position that the FLEX Options, viewed together, should be treated as a single debt instrument for federal tax purposes. The result of such a position would be that the Fund would fail the RIC diversification tests causing the RIC to be taxed as a C corporation, unless certain cure rights based upon reasonable cause may apply. The Fund has obtained an opinion of tax counsel that the FLEX Options should not be collapsed into a single instrument. However, such an opinion is not binding upon the IRS or the courts.

Trading Issues Risk. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange's "circuit breaker" rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund's assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.

Underlying ETF Risk. The Fund invests in FLEX Options that reference an ETF, which subjects the Fund to certain of the risks of owning shares of an ETF as well as the types of instruments in which the Underlying ETF invests. The value of an ETF will fluctuate over time based on fluctuations in the values of the securities held by the ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. In addition, ETFs are subject to absence of an active market risk, premium/discount risk, tracking error risk and trading issues risk. Brokerage, tax and other expenses may negatively impact the performance of the Underlying ETF and, in turn, the value of the Fund's shares. An ETF that tracks an index may not exactly match the performance of the index due to cash drag, differences between the portfolio of the ETF and the components of the index, expenses and other factors.

Valuation Risk. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options and/or LEAPS Options may become more difficult. In market environments where there is reduced availability of reliable objective pricing data, the judgment of Calamos Advisors in determining the fair value of the security may play a greater role. While such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.

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Additional Information About Investment Strategies and Related Risks

The following are non-principal risks that generally apply to the Fund:

Cybersecurity Risk. Investment companies, such as the Fund, and their service providers are exposed to operational and information security risks resulting from cyberattacks, which may result in financial losses to the Fund and its shareholders.

Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, "ransomware" that renders systems inoperable until ransom is paid, the unauthorized release of confidential information, or various other forms of cybersecurity breaches. Cyber-attacks affecting the Fund, Calamos Advisors, custodian, transfer agent, distributor, market maker, authorized participants, administrator, intermediaries, trading counterparties, and other third-party service providers may adversely impact the Fund or the companies in which the Fund invests, causing the Fund's investments to lose value or to prevent a shareholder redemption or purchase from clearing in a timely manner. The use of artificial intelligence could exacerbate these risks.

Investment Management Risk. Whether the Fund achieves its investment objective(s) is significantly impacted by whether the Adviser is able to choose suitable investments for the Fund.

Market Disruption Risk. Certain events have a disruptive effect on securities markets, including but not limited to, terrorist attacks, war and other geopolitical events or catastrophes. The Adviser cannot predict the effect of similar events in the future on the U.S. or foreign economies. Certain securities such as high yield and equity securities tend to be impacted more by these events than other types of securities in terms of price and volatility.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund's ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Recent Market Events. Since the 2008 financial crisis, financial markets throughout the world have experienced periods of increased volatility, depressed valuations, decreased liquidity and heightened uncertainty and turmoil. This turmoil resulted in unusual and extreme volatility in the equity and debt markets, in the prices of individual securities and in the world economy. Events that have contributed to these market conditions include, but are not limited to, major cybersecurity events, geopolitical events (such as wars, terror attacks, natural or environmental disasters, country instability, and public health emergencies), measures to address budget deficits, downgrading of sovereign debt, dramatic changes in currency exchange rates, and public sentiment.

In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time. Economic, financial or political events, trading and tariff arrangements, terrorism, natural disasters, rapid technological developments, such as artificial intelligence, and other circumstances in one country or region could have profound impacts on global economies or markets. Widespread disease and virus epidemics and pandemics, such as the coronavirus outbreak, could likewise be highly disruptive, adversely affecting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments.

Portfolio security holdings disclosure

A description of the Fund's policies and procedures in connection with the disclosure of portfolio security holdings of the Fund are available in the SAI and on the Fund's website, www.calamos.com.

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Fund Facts

Who manages the Fund?

Investment Adviser

The Fund is advised by Calamos Advisors LLC ("Calamos Advisors" or the "Advisor"), 2020 Calamos Court, Naperville, Illinois 60563. Calamos Advisors, an investment adviser registered with the SEC effective May 29, 1987, is a wholly owned subsidiary of Calamos Investments LLC ("CILLC"). CILLC's assets under management as of December 31, 2024, were $40 billion ($38 billion of which represented Calamos Advisors' assets under management). Calamos Asset Management, Inc. ("CAM") is the sole manager of CILLC. As of July 31, 2025, approximately 22.4% of the outstanding interests of CILLC was owned by CAM, 77.72% by Calamos Partners LLC ("CPL"), and 0.04% by Calamos Equity Partners LLC ("CEP"). CAM is owned by John P. Calamos, Sr. and John S. Koudounis. CPL is owned by Calamos Family Partners, Inc. ("CFP") and John S. Koudounis. CFP is beneficially owned by members of the Calamos family, including John P. Calamos, Sr. CEP is owned by John S. Koudounis and Daniel L. Dufresne. Subject to the overall authority of the Board of Trustees, Calamos Advisors provides continuous investment supervision and management to the Fund under a management agreement and also furnishes office space, equipment and management personnel. For these services, the Fund pays Calamos Advisors a fee based on its average daily net assets, which is accrued daily and paid on a quarterly basis. The Fund will pay fees (before any reimbursement) under the management agreement in the following amounts as a percentage of its average net assets:

ETF	FEES
Calamos Nasdaq-100® Structured Alt Protection ETF® — September	0.69%

Out of this management fee, Calamos Advisors pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other service and license fees, except for distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, acquired fund fees and expenses, brokerage commissions and other expenses connected with the execution of portfolio transactions, taxes, interest, and extraordinary expenses.

At a meeting held on June 24, 2025, the Board of Trustees approved the Investment Management Agreement for the Fund. A discussion regarding the basis for the Board's approval of the Investment Management Agreement on behalf of the Fund is included in the Fund's Form N-CSR for the fiscal year ended July 31, 2025.

Portfolio Managers

David O'Donohue. David O'Donohue joined Calamos Advisors in August 2014 and has been a Sr. Co-Portfolio manager (since February 2024) and Co-Head of Alternative Strategies (since July 2024) and was a Co-Portfolio Manager from September 2015 through January 2024. Between March 2013 and August 2014, he was a Trader at Forty4 Asset Management LLC/Hard8 Futures LLC. Prior thereto, Mr. O'Donohue was a Portfolio Manager at Chicago Fundamental Investment Partners LLC from February 2009 to November 2012.

Jimmy Young. Jimmy Young joined Calamos Advisors in June 2003 and has been a Co-Portfolio Manager since February 2019. Between February 2018 and February 2019, he was an Assistant Portfolio Manager. Prior thereto, he was a senior strategy analyst from September 2015 to February 2018. Between July 2013 and August 2015, he was a strategy analyst.

Eli Pars. Eli Pars joined Calamos Advisors in May 2013 and has been Co-CIO, Co-Head of Alternative Strategies (since July 2024; previously served as Head of Alternative Strategies from September 2015 to June 2024) and Co-Head of Convertible Strategies, as well as a Senior Co-Portfolio Manager since September 2015. Between May 2013 and September 2015, he was a Co-Portfolio Manager. Previously, he was a Portfolio Manager at Chicago Fundamental Investment Partners from February 2009 until November 2012.

Jason Hill. Jason Hill joined Calamos Advisors in March 2004 and has been a Sr. Co-Portfolio Manager since February 2024 and was a Co-Portfolio Manager from June 2014 through January 2024. Between August 2013 and June 2014, he was a Senior Strategy Analyst. Previously, he was a Portfolio Administrator.

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Fund Facts

Anthony Vecchiolla. Anthony Vecchiolla joined Calamos Advisors in May 2014 and since February 2023 has been Co-Portfolio Manager. Previously, he was Research Associate from May 2014 to August 2015, Research Analyst from September 2015 to February 2020, Senior Research Analyst from February 2020 to February 2021, and Assistant Portfolio Manager from February 2021 to January 2023.

Jordan Rosenfeld. Jordan Rosenfeld joined Calamos Advisors in April 2025 and is a Co-Portfolio Manager. Between June 2018 to March 2025, Mr. Rosenfeld was a Senior Director and Portfolio Manager at Milliman, where he was responsible for managing derivatives strategies in exchange-traded funds, mutual funds, and unit investment trusts. Previously, he was a Trader at Gelber Group from January 2016 to December 2017.

The Fund's SAI provides additional information about each portfolio manager, including other accounts they manage, their ownership in the Calamos Family of Funds and their compensation.

Management Approach

Calamos Advisors employs a "team of teams" approach to portfolio management, led by the Global CIO and our CIO team consisting of 5 Co-CIOs with specialized areas of investment expertise. The Global CIO and Co-CIO team are responsible for oversight of investment team resources, investment processes, performance and risk. As heads of investment verticals, Co-CIOs manage investment team members and, along with Co-Portfolio Managers and Associate Portfolio Managers, have day-to-day portfolio oversight and construction responsibilities of their respective investment strategies. While investment research professionals within each Co-CIO's team are assigned specific strategy responsibilities, they also provide support to other investment team verticals, creating deeper insights across a wider range of investment strategies. The combination of specialized investment teams with cross-team collaboration results in what we call our team of teams approach.

This team of teams approach is further reflected in the composition of Calamos Advisors' Investment Committee, made up of the Global CIO, the Co-CIO team, and the Global Head of Trading. Other members of the investment team participate in Investment Committee meetings in connection with specific investment related issues or topics as deemed appropriate.

The structure and composition of the Investment Committee results in a number of benefits, as it:

•  Leads to broader perspective on investment decisions: multiple viewpoints and areas of expertise feed into consensus;

•  Promotes collaboration between teams; and

•  Functions as a think tank with the goal of identifying ways to outperform the market on a risk-adjusted basis.

The objectives of the Investment Committee are to:

•  Form the firm's top-down macro view, market direction, asset allocation, and sector/country positioning.

•  Establish firm-wide secular and cyclical themes for review.

•  Review firm-wide and portfolio risk metrics, recommending changes where appropriate.

•  Review firm-wide, portfolio and individual security liquidity constraints.

•  Evaluate firm-wide and portfolio investment performance.

•  Evaluate firm-wide and portfolio hedging policies and execution.

•  Evaluate enhancements to the overall investment process.

How to Buy and Sell Shares

Fund Shares are listed for secondary trading on the Exchange under the symbol CPNS and individual Fund Shares may only be purchased and sold in the secondary market through a broker-dealer. The Exchange and secondary markets are closed on weekends and also are generally closed on the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Exchange may close early on the business day before certain holidays and on the day after Thanksgiving Day. Exchange holiday schedules are subject to change without notice. If you buy or sell Fund Shares in the secondary market, you will pay the secondary market price for Fund Shares. In addition, you may incur customary brokerage commissions and charges and may

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Fund Facts

pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

The trading prices of Fund Shares will fluctuate continuously throughout trading hours based on market supply and demand rather than the relevant Fund's net asset value, which is calculated at the end of each business day. Fund Shares will trade on the Exchange at prices that may be above (i.e., at a premium) or below (i.e., at a discount), to varying degrees, the daily net asset value of Fund Shares. The trading prices of Fund Shares may deviate significantly from the Fund's net asset value during periods of market volatility. Given, however, that Fund Shares can be issued and redeemed daily in Creation Units, the Adviser believes that large discounts and premiums to net asset value should not be sustained over long periods.

Authorized Participants may acquire shares directly from the Fund, and Authorized Participants may tender their shares for redemption directly to the Fund, at NAV per share only in Creation Units. Purchases and redemptions directly with the Fund must follow the Fund's procedures, which are described in the SAI.

The Fund may liquidate and terminate at any time without shareholder approval.

Book Entry

Fund Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding Shares of the Fund and is recognized as the owner of all Shares for all purposes.

Investors owning Fund Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Fund Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Fund Shares, you are not entitled to receive physical delivery of stock certificates or to have Fund Shares registered in your name, and you are not considered a registered owner of Fund Shares. Therefore, to exercise any right as an owner of Fund Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or "street name" form.

Fund Share Trading Prices

The trading prices of Shares of the Fund on the Exchange may differ from the Fund's daily NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of Shares of the Fund.

The approximate value of Shares of the Fund, an amount representing on a per share basis the sum of the current market price of the cash or securities, as applicable, accepted by the Fund in exchange for Shares of the Fund and an estimated cash component, if any, is disseminated every 15 seconds throughout the trading day through the facilities of the Consolidated Tape Association. This approximate value should not be viewed as a "real-time" update of the NAV per Share of the Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The Fund is not involved in, or responsible for, the calculation or dissemination of the approximate value of the Fund Shares and the Fund does not make any warranty as to its accuracy.

Frequent Purchases and Redemptions of Fund Shares

Shares of the Fund may be purchased and redeemed directly from the Fund only in Creation Units by Authorized Participants. The vast majority of trading in Shares of the Fund occurs on the secondary market, and does not involve the Fund directly. In-kind purchases and redemptions of Creation Units by Authorized Participants and cash trades on the secondary market are unlikely to cause many of the harmful effects of frequent purchases and/or redemptions of Fund Shares. Cash purchases and/or redemptions of Creation Units, however, can result in disruption of portfolio management, dilution to the Fund and increased transaction costs, which could negatively impact the Fund's ability to achieve its investment objective, and may lead to the realization of capital gains. These consequences may increase as the frequency of cash purchases and redemptions of Creation Units by Authorized Participants increases. However, direct trading by Authorized Participants is critical to ensuring that Fund Shares trade at or close to NAV.

The Fund impose no restrictions on the frequency of purchases and redemptions ("market timing"). To minimize these potential consequences of frequent purchases and redemptions of Fund Shares, the Fund employs fair valuation pricing, and

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Fund Facts

imposes transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs the Fund incurs in effecting trades. In addition, the Adviser monitors trades by Authorized Participants for patterns of abusive trading and the Fund reserves the right to not accept orders from Authorized Participants that the Adviser has determined may be disruptive to the management of the Fund, or otherwise are not in the best interests of the Fund. For these reasons, the Board has not adopted policies and procedures with respect to frequent purchases and redemptions of Fund Shares. The Trust's policies and procedures regarding frequent purchases and redemptions may be modified by the Board of Trustees at any time.

The Trust's policies and procedures prohibit the practice of any officer or employee of the Trust, a Trust investment adviser (including any sub-adviser), the distributor, custodian, or transfer agent, or other affiliated person of the Trust placing orders to purchase or redeem shares of a series of the Trust after the designated time as of which the Fund calculates its NAV (i.e., "late trading").

Distribution and Service Plan

The Fund has adopted a distribution and service plan ("Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services ("Service Providers"). If a Service Provider provides such services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Fund, however, and there are no current plans to impose these fees. In the event Rule 12b-1 fees are charged, over time they would increase the cost of an investment in the Fund because they would be paid on an ongoing basis.

Fund Website and Disclosure of Portfolio Holdings

The Trust maintains a website for the Fund at www.calamos.com. Among other things, this website includes this Prospectus and the SAI, and will include the Fund's holdings, the Fund's last annual and semi-annual reports (when available), pricing information about Fund Shares trading on the Exchange, daily NAV calculations and a historical comparison of the trading prices to NAV.

Each day the Fund is open for business, the Trust publicly disseminates the Fund's full portfolio holdings as of the close of the previous day through its website at www.calamos.com. A description of the Trust's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the Fund's SAI.

Dividends, Other Distributions and Taxes

Fund Distributions

The Fund distributes its net realized capital gains, if any, to shareholders annually. Ordinarily, dividends from net investment income, if any, are declared and paid at least annually by the Fund.

Distributions in cash may be reinvested automatically in additional whole Fund Shares only if the broker through whom you purchased Fund Shares makes such option available. The Fund realizes capital gains or losses whenever it sells securities. Net long-term capital gains are distributed to shareholders as "capital gain dividends."

Brokers may make available to their customers who own Fund Shares the DTC book-entry dividend reinvestment service. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require Fund shareholders to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and net realized gains will be automatically reinvested in additional whole Fund Shares of the Fund purchased in the secondary market. Without this service, investors would receive their distributions in cash.

Taxes

As with any investment, you should consider how your investment in Fund Shares will be taxed. The tax information in this prospectus is provided only as general information. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer,

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Fund Facts

or other investor with special circumstances. However, with respect to certain tax issues, the summaries describe the general tax treatment of certain distributions made to corporations and non-U.S. persons. In addition, this section does not describe your state, local or non-U.S. tax consequences. You should consult your own tax advisor about the tax consequences of an investment in Fund Shares.

Fund distributions to you and the sale or redemption of your Fund Shares will have tax consequences to you. Such consequences may be different if you hold your Fund Shares through a tax-exempt entity or tax-advantaged retirement account, such as an individual retirement account or 401(k) plan.

The Fund has elected to be treated, and intends to qualify each year, as a regulated investment company (a "RIC") under the Code. As a RIC, the Fund is generally not subject to corporate-level U.S. federal income tax on any net ordinary income or capital gains that are timely distributed to shareholders. However, the Fund's failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in corporate-level taxation and, consequently, a reduction in amounts available for distribution to shareholders.

The Fund may enter into option agreements with the same counterparty but has taken the position that the option agreements are separate agreements. Under general tax principles, the Fund would not accrue income on separate option agreements during the term of the agreements. However, if the agreements are treated as one agreement, the Fund might be required to accrue income and make annual distributions of income. If the Fund is required to accrue income, but does not distribute the income to shareholders, the Fund may fail to qualify as a RIC. In addition, if the agreements are treated as one agreement, the Fund may fail either or both of the RIC income and diversification tests.

For purposes of the diversification tests, the identification of the issuer (or, in some cases, issuers) of a particular investment can depend on the terms and conditions of such investment. In particular, there is no published Internal Revenue Service guidance or case law on how to determine the "issuer" of various derivatives that the Fund may enter into. Therefore, there is a risk that the Fund will not meet the Code's diversification requirements and will not qualify, or will be disqualified, as a RIC.

Taxes on Distributions

Distributions by the Fund generally are taxable to you as ordinary income or capital gains. Distributions are subject to federal income tax, whether received in cash or reinvested in additional Fund Shares or shares of another fund, and may be subject to state or local taxes. Distributions of the Fund's "investment company taxable income" generally will be taxable as ordinary income to the extent of the Fund's current or accumulated earnings and profits. Notwithstanding the foregoing, distributions that are attributable to "qualified dividends" received by the Fund may be eligible to be taxed at long-term capital gains rates, as long as the Fund and the shareholder meet certain holding period requirements. It is not anticipated that the Fund will have qualified dividend income.

Distributions of the Fund's net capital gain that are properly reported by the Fund as "capital gain dividends" will generally be taxable to you as long-term capital gains, currently at a maximum rate of 20%, regardless of your holding period in the Fund's Shares. The Fund's option strategy is likely to reduce the amount of dividends that might otherwise qualify as capital gains dividends. Distributions in excess of the Fund's current and accumulated earnings and profits first will reduce your adjusted tax basis in your Fund Shares and, after the adjusted basis is reduced to zero, will constitute capital gain. Such capital gain will be long-term capital gain and thus, will be taxed at a maximum rate of 20%, if the distributions are attributable to Fund Shares that you have held for more than one year.

Certain non-corporate taxpayers will also be subject to a 3.8% U.S. federal Medicare contribution tax with respect to the lesser of (1) their "net investment income" or (2) the excess of their "modified adjusted gross income" over a threshold amount ($200,000 for single taxpayers and $250,000 for taxpayers who are married and filing jointly).

Corporate shareholders of the Fund are generally eligible for a dividends-received deduction with respect to ordinary income dividends (but not capital gain dividends) properly designated as eligible for such deduction by the Fund, as long as the Fund and the corporate shareholder meet certain holding period and other requirements. It is not anticipated that the Fund will make distributions eligible for the dividend-received deduction.

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Fund Facts

Under a dividend reinvestment service, you may have the option to have all cash distributions automatically reinvested in additional Fund Shares. Any distributions reinvested under such a service will nevertheless be taxable to you as described above.

You will have an adjusted basis in the additional Fund Shares purchased through such a reinvestment service equal to the amount of the reinvested distribution plus the amount of any fees charged for the transaction. The additional Fund Shares will have a holding period commencing on the day following the day on which they are credited to your account.

A distribution will reduce the Fund's NAV per Share and generally will be taxable to you as ordinary income or capital gain even if it is paid from income or gains earned by the Fund before you invested in the Fund. From an investment standpoint, such a distribution constitutes a return of capital. However, from a tax standpoint, it constitutes taxable income. In general, distributions are subject to federal income tax as of the date of payment. However, distributions paid in January will be treated as paid on December 31 of the prior year if they were declared and payable to shareholders of record on a date in October, November or December of the prior year.

The Fund's transactions in derivatives, as well as any of its hedging, short sale, securities loan or similar transactions may be subject to one or more special tax rules. These rules may affect whether gains and losses recognized by the Fund are treated as ordinary or capital, accelerate the recognition of income or gains to the Fund, defer losses to the Fund, and cause adjustments in the holding periods of the Fund's securities, thereby affecting whether capital gains and losses are treated as short-term or long-term. These rules could therefore affect the amount, timing and/or character of distributions to shareholders and thus taxes payable by shareholders.

The FLEX Options included in the Fund's portfolio are exchange-traded options. Under Section 1256 of the Code, certain types of exchange-traded options are treated as if they were sold (i.e., "marked to market") at the end of each year. The Fund does not believe that some of the positions in FLEX Options held by the Fund will be subject to Section 1256, which means that the positions will not be marked to market, but the positions will be subject to the straddle rules.

The straddle rules may affect the character of gains (or losses) realized by the Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that the Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

The tax consequences of straddle transactions to the Fund are not entirely clear in all situations under currently available authority. The straddle rules may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to U.S. shareholders in a non-liquidating distribution. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, if the Fund makes a non-liquidating distribution of its short-term capital gain, the amount which must be distributed to U.S. shareholders as ordinary income may be increased substantially as compared to the Fund that did not engage in such transactions.

You may be subject to federal back-up withholding tax, if you do not provide the Fund with a taxpayer identification number (for an individual, a social security number) and make other required certifications, or the Internal Revenue Service informs the Fund that your tax identification number is incorrect. Backup withholding is not an additional tax. You may claim the amount withheld as a credit on your federal income tax return, provided you furnish the appropriate information to the Internal Revenue Service.

Taxes When Shares are Sold

Any capital gain or loss realized upon a sale of Fund Shares is generally treated as long-term capital gain or loss if you have held the Fund Shares for more than one year and as short-term capital gain or loss if you have held the Fund Shares for one year or less. The ability to deduct capital losses realized on a sale of Fund Shares may be limited.

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Fund Facts

Taxes on Purchase and Redemption of Creation Units

An Authorized Participant that exchanges equity securities for Creation Units will generally recognize a gain or a loss on the exchange. Any such gain or loss will be equal to the difference between the market value of the Creation Units at the time of the exchange, plus (or minus) the cash amount received (or paid), and such Authorized Participant's aggregate basis in the securities surrendered. A person who redeems Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the aggregate market value of the securities received plus (or minus) any cash received (or paid), and such person's basis in the Creation Units redeemed. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in the Authorized Participant's economic position with respect to such Creation Units. Persons exchanging securities should consult their own tax advisor with respect to the applicability of the wash sale rules and the availability and timing of a deduction for any loss. In addition, when a regulated investment company redeems a shareholder in kind, the regulated investment company generally is not required to recognize taxable gains in respect of the portfolio securities it distributes to the redeeming shareholder. However, the Fund may be required to recognize taxable gain on the distribution of certain securities, and the Internal Revenue Service may assert that the Fund must recognize taxable gain in respect of certain other securities that the Fund distributes to a shareholder in exchange for Creation Units, which may increase the amount of taxable gains that the Fund would otherwise be required to distribute in order to maintain its qualification as a regulated investment company and avoid the Fund-level tax.

Any capital gain or loss realized upon a redemption of Creation Units is generally treated as long-term capital gain or loss if the Creation Units have been held for more than one year and as short-term capital gain or loss if the Creation Units have been held for one year or less. If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Fund Shares you purchased or sold and at what price.

Authorized Participants that are dealers may be subject to special tax rules and should consult their own tax advisors regarding the tax consequences of purchasing and redeeming Creation Units in their capacity as dealers.

Treatment of Fund Expenses

Expenses incurred and deducted by the Fund will generally not be treated as income taxable to you.

Non-U.S. Investors

If you are a non-U.S. investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you should be aware that, generally, subject to applicable tax treaties, distributions from the Fund will be characterized as dividends for U.S. federal income tax purposes (other than dividends which the Fund properly reports as capital gain dividends) and will be subject to U.S. federal income taxes, including withholding taxes, subject to certain exceptions described below. However, distributions received by a non-U.S. investor from the Fund that are properly reported by the Fund as capital gain dividends may not be subject to U.S. federal income taxes, including withholding taxes, provided that the Fund makes certain elections and certain other conditions are met. The Fund's option strategy is likely to reduce the amount of distributions otherwise eligible to be capital gains dividends.

Distributions may be subject to a U.S. withholding tax of 30% in the case of distributions to (i) certain non-U.S. financial institutions that have not entered into an agreement with the U.S. Treasury to collect and disclose certain information and are not resident in a jurisdiction that has entered into such an agreement with the U.S. Treasury and (ii) certain other non-U.S. entities that do not provide certain certifications and information about the entity's U.S. owners. The Internal Revenue Service and the Department of Treasury have issued proposed regulations providing that these withholding rules will not be applicable to the gross proceeds of share redemptions or capital gains dividends that the Fund pays.

Other Tax Matters

The foregoing is only a summary of certain federal income tax considerations of investing in the Fund under current law, which is subject to change in the future. Shareholders who are not U.S. persons within the meaning of the Code, such as non-resident aliens, foreign trusts or estates, or foreign corporations or partnerships may be subject to different U.S. federal income tax treatment.

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Fund Facts

You may also be subject to state and local taxes on distributions paid by the Fund, and sales and redemptions of Fund Shares. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific tax situation. More information about taxes can be found in the Fund's SAI.

Net Asset Value

The NAV of shares is determined at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on each day the New York Stock Exchange ("NYSE") is open. NAV is computed by determining the aggregate market value of all assets of the Fund, less its liabilities, divided by the total number of shares outstanding (assets-liabilities)/number of shares = NAV). The NYSE is closed on weekends and New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV takes into account the expenses and fees of the Fund, including management, administration, and distribution fees, which are accrued daily. The determination of NAV for the Fund for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received by the Fund (or an authorized broker or agent, or its authorized designee) before the close of trading on the NYSE on that day.

Generally, securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") National Market System for which market quotations are readily available shall be valued using the NASDAQ official closing price. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Futures, swaps and options contracts listed for trading on a futures or options exchange or board of trade for which market quotations are generally available are valued at the last quoted sale price, or, in the absence of a sale, at the mean of the last bid and ask price. Total return swaps on exchange-listed securities are valued at the last quoted sale price, or, in the absence of a sale, at the mean of the last bid and ask price.

Securities held by the Fund are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Board of Trustees ("Valuation Procedures"). If market quotations are not readily available, securities or other assets will be valued at their fair value as determined in good faith by the Adviser in accordance with procedures approved by the Board and evaluated by the Board as to the reliability of the fair value method used. In these cases, the Fund's NAV will reflect certain portfolio securities' fair values rather than their market prices. Fair value pricing involves subjective judgments, and it is possible that the fair value determined for a security or other asset may be materially different than the value that could be realized upon the sale of that security or other asset. The fair value prices can differ from market prices. The Board of Trustees has designated Calamos Advisors as "valuation designee" for the Fund. The valuation designee is responsible for determining the value of the Fund's investments. The designee may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to ensure the process produces reliable results.

The Fund may use independent pricing services to assist in calculating the value of the Fund's securities or other assets.

With respect to any portion of the Fund's assets that are invested in one or more open-end management investment companies registered under the 1940 Act, the Fund's net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

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Fund Facts

Fund Service Providers

State Street Bank and Trust Company ("State Street"), located at One Congress Street, Suite 1, Boston, Massachusetts 02114-2016, serves as the Fund's administrator, custodian, fund accounting and transfer agent.

Calamos Financial Services LLC ("CFS"), located at 2020 Calamos Court, Naperville, Illinois 60563, serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in Fund Shares.

Ropes & Gray LLP, located at 191 North Wacker Drive, 32nd Floor, Chicago, IL 60606, serves as legal counsel to the Trust.

Premium/Discount Information

Information showing the number of days the market price of the Fund Shares was greater (at a premium) and less (at a discount) than the Fund's NAV for the most recently completed calendar year, and the most recently completed calendar quarters since that year (or the life of the Fund, if shorter), is available at www.calamos.com.

Investments by Other Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including Fund Shares. The SEC adopted Rule 12d1-4 under the 1940 Act on November 19, 2020, which became effective January 19, 2021. The Fund is required to comply with the conditions of Rule 12d1-4, which allows, subject to certain conditions, the Fund to invest in other registered investment companies and other registered investment companies to invest in the Fund beyond the limits contained in Section 12(d)(1) of the 1940 Act.

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Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance for the period of September 3, 2024 (commencement of operations) through July 31, 2025. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's financial statements, are included in the SAI, which is available upon request.

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the year was as follows:

	September 3, 2024• through July 31,
	2025
Per share operating performance
Net asset value, beginning of year	$24.78
Income from investment operations:
Net investment income (loss)(a)	(0.16)
Net realized and unrealized gain (loss)	1.93
Total from investment operations	1.77
Less distributions to common shareholders from:
Net investment income	—
Total distributions	—
Net asset value, end of year	$26.55
Total return applicable to common shareholders
Total investment return based on:
Net asset value(b)	7.14%
Ratios to average net assets applicable to common shareholders
Net expenses	0.69	%(c)
Net investment income (loss)	(0.68	%)(c)
Supplemental data
Net assets applicable to common shareholders, end of year (000)	$23,897
Portfolio turnover rate(d)(e)	0%

  •  Commencement of operations.

  (a)  Net investment income (loss) allocated based on average shares method.

  (b)  Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

  (c)  Annualized.

  (d)  Not annualized.

  (e)  Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

CALAMOS NASDAQ-100® STRUCTURED ALT PROTECTION ETF® — SEPTEMBER
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Other Information

Continuous Offering

The method by which Creation Units of Fund Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of Fund Shares are issued and sold by the Fund on an ongoing basis, a "distribution," as such term is used in the Securities Act of 1933, as amended (the "Securities Act"), may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirements and liability provisions of the Securities Act. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Fund Shares and sells the Fund Shares directly to customers or if it chooses to couple the creation of a supply of new Fund Shares with an active selling effort involving solicitation of secondary market demand for Fund Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in Fund Shares, whether or not participating in the distribution of Fund Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not "underwriters" but are participating in a distribution (as contrasted with engaging in ordinary secondary market transactions) and thus dealing with the Fund Shares that are part of an overallotment within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national exchange.

Disclaimer

Nasdaq®, Nasdaq-100®, Nasdaq-100 Index®, and QQQ® are registered trademarks of Nasdaq, Inc. (which with its affiliates is referred to as the "Corporations") and are licensed for use by Calamos Advisors LLC. The Product(s) have not been passed on by the Corporations as to their legality or suitability. The Product(s) are not issued, endorsed, sold, or promoted by the Corporations. The Corporations make no warranties and bear no liability with respect to the product(s).

Summary of Certain Provisions of the Second Amended and Restated Trust Instrument

The summary below is a synopsis of certain provisions contained in the Trust's Second Amended and Restated Trust Instrument (the "Trust Instrument"). Shareholders should refer to the Trust Instrument for further information. Defined terms have the meanings contained in the Trust Instrument.

Derivative Actions

The Second Amended and Restated Trust Instrument (the "Trust Instrument") requires, within Section 9 of Article IV, that before bringing any derivative action on behalf of the Fund, Shareholders must have made a written demand to the Board of Trustees requesting that they cause the Trust or affected Series or Class, as applicable, to file the action itself.

In order to warrant consideration, any such written demand must include at least the following:

(1)  a detailed description of the action or failure to act complained of and the facts upon which each such allegation is made;

(2)  a statement to the effect that the complaining Shareholders believe that they will fairly and adequately represent the interests of similarly situated Shareholders in enforcing the right of the Trust or the affected Series or Class, as applicable and an explanation of why the complaining Shareholders believe that to be the case;

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Other Information

(3)  a certification that the following requirements have been met, as well as information reasonably designed to allow the Trustees to verify that certification:

(a)  each complaining Shareholder was a Shareholder of the Trust or the affected Series or Class, as applicable, at the time of the action or failure to act complained of, or acquired the Shares afterwards by operation of law from a Person who was a Shareholder at that time; and

(b)  each complaining Shareholder was a Shareholder of the Trust or the affected Series or Class, as applicable, as of the time the demand required by Section 9 of Article IV was made; and

(4)  a certification that each complaining Shareholder will be a Shareholder of the Trust or the affected Series or Class, as applicable as of the commencement of the derivative action.

The Trust Instrument further provides that at least 10% of the Shareholders of the Trust or the affected Series or Class, as applicable, must join in bringing the derivative action. This provision does not apply to claims brought under the federal securities laws.

The Trust Instrument also provides that a copy of the derivative complaint must be served on the Trust, assuming the requirements described above have already been met and the derivative action has not been barred as further described in the Trust Instrument.

Forum and Waiver of Jury Trial

Section 10 of Article X of the Trust Instrument outlines which shareholder actions must be brought in state court and which must be brought in federal court. This section states in particular that, unless the Trust consents in writing to the selection of an alternative forum, the Federal District Courts of the United States of America shall be the sole and exclusive forum for the resolution of any complaint asserting a cause of action arising under any federal securities law. This provision may increase costs for a shareholder to bring a claim or may limit a shareholder's ability to bring a claim in a judicial forum that they find more convenient or favorable. While the enforceability of the exclusive forum provisions may be challenged, this section also provides that if any provisions of Section 10 shall be held to be invalid, illegal or unenforceable, the validity, legality and enforceability of the remaining portions will still apply.

Section 10 of Article X of the Trust Instrument also states that shareholders and all other such persons bringing any such suit, action, or proceeding in the Superior Court in the State of Delaware waive the right to a trial by jury to the fullest extent permitted by law.

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For more detailed information on the Fund, several additional sources of information are available to you. The Fund's SAI, incorporated by reference into this prospectus, contains detailed information on the Fund's policies and operation. Additional information about the Fund's investments is available in the annual and semi-annual reports to shareholders and in Form N-CSR. In the Fund's annual reports, you will find a discussion of the market conditions and investment strategies that significantly impacted the Fund's performance during the last fiscal year. In Form N-CSR, you will find the Fund's annual and semi-annual financial statements. The Fund's most recent SAI, annual or semi-annual reports and certain other information are available free of charge by calling the Fund at (866) 363-9219, on the Fund's website at www.calamos.com or through your financial advisor. Shareholders may call the toll-free number above with any inquiries.

You may obtain this and other information regarding the Fund, including the SAI and Codes of Ethics adopted by the Adviser, Distributor and the Trust, directly from the SEC. Information on the SEC's website is free of charge. Visit the SEC's on-line EDGAR database at http://www.sec.gov. You may also request information regarding the Fund by sending a request (along with a duplication fee) to the SEC by sending an electronic request to publicinfo@sec.gov.

Calamos Nasdaq-100® Structured Alt Protection ETF® — September

2020 Calamos Court
Naperville, IL 60563-2787
866.363.9219
www.calamos.com

SEC File
#811-22887

CPNSSTAPRO 112825

Fund Name	Ticker	Exchange
Calamos Nasdaq-100® Structured Alt Protection ETF® — December	CPNQ	NYSE Arca

Prospectus November 28, 2025

The fund listed above (the "Fund") is a series of the Calamos ETF Trust (the "Trust") and an exchange-traded fund ("ETF"). The Fund lists and principally trades its shares on the NYSE Arca, Inc. ("NYSE Arca" or the "Exchange").

The U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

As described in more detail in the Fund's summary, the Fund seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the Invesco QQQ TrustSM, Series 1 ("Underlying ETF") up to a predetermined upside cap (the "Cap"), while protecting against 100% of the Underlying ETF's losses (before fees and expenses) over a period of approximately one-year (the "Outcome Period").

•  Upside Cap: A pre-determined upside return Cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Outcome Period. The Cap is determined before fees and expenses. The Cap is expected to change at the beginning of each new Outcome Period.

•  Capital Protection: Represents downside protection target equal to 100% of losses (before fees and expenses) of the Underlying ETF, over the Outcome Period. There is no guarantee the Fund will be successful in providing the sought-after downside protection.

•  Outcome Period: The approximate one-year period over which the Fund seeks to produce the Capital Protected Target Outcome. The current Outcome Period is from December 1, 2024 through November 30, 2025. The Fund will not terminate after the conclusion of the Outcome Period. After the conclusion of the Outcome Period, another will begin.

•  Together, the Upside Cap, Capital Protection, and Outcome Period makeup the Capital Protected Target Outcome (alternatively, the "Target Outcome").

•  The Target Outcome may not be achieved, and investors may lose some or all of their money. The Fund is designed to achieve the Target Outcome only if an investor buys on the first day of the Outcome Period and holds the Fund until the end of the Outcome Period.

•  If investors buy or sell on a date other than the start or end date of the Outcome Period, their returns will be different and they may incur losses in excess of the Capital Protection level (i.e., losses exceeding 0%) and they may not experience gains up to the Cap.

•  Investors considering purchasing shares after the beginning of the Outcome Period or considering selling their shares prior to the end of the Outcome Period should visit the Fund's website at www.calamos.com for important information and considerations regarding the Fund's potential outcomes.

•  In periods of extreme market volatility, or during market disruption events, the Fund's ability to offset investor losses via the Capital Protection or provide a return up to the stated upside Cap may be impaired.

•  The Fund will not terminate upon reaching the end of an Outcome Period. Rather, the Fund will rebalance, entering into a new set of options positions, thereby establishing a new Outcome Period, with a new Cap, and reset Capital Protection.

•  The Fund has characteristics unlike many traditional investment products and may not be suitable for all investors. The Fund is only appropriate for shareholders willing to bear losses, including some or all of their investment.

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Calamos Nasdaq-100® Structured Alt Protection ETF® — December

Investment Objective

Calamos Nasdaq-100® Structured Alt Protection ETF® — December (the "Fund") seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the Invesco QQQ TrustSM, Series 1 ("Underlying ETF") up to a cap of 8.67% (the "Cap"), while protecting against 100% of negative price return of the Underlying ETF (before fees and expenses), for the period from December 1, 2024 through November 30, 2025.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund ("Fund Shares"). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.69%
Distribution and/or Service Fees (12b-1)	0.00%
Other Expenses	0.00%
Total Annual Operating Expenses	0.69%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, whether you sell or hold your Fund Shares, would be:

You would pay the following expenses whether you sell or hold your Fund Shares at the end of the period:

One Year	Three Years	Five Years	Ten Years
$70	$221	$384	$859

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund ("ETF") that is designed to provide investors with the opportunity to benefit from increases in the Underlying ETF's share price up to the stated cap over a specified period of time of approximately one-year (the "Outcome Period"), while providing protection against decreases in the Underlying ETF's share price over the same Outcome Period (before taking fees and expenses into account).

Under normal market conditions, the Fund invests substantially all of its assets in FLexible EXchange Options ("FLEX Options") that reference the price performance of the Invesco QQQ TrustSM, Series 1 (the "Underlying ETF"). FLEX Options are customized equity or index option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates.

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Calamos Nasdaq-100® Structured Alt Protection ETF® — December

The Underlying ETF is an exchange-traded unit investment trust that uses a replication strategy, meaning it invests in all of the stocks in the Nasdaq-100 Index®. Invesco Capital Management LLC serves as the Underlying ETF's sponsor. The investment objective of the Underlying ETF is to seek to track the investment results, before fees and expenses, of the Nasdaq-100 Index®. The Fund's performance does not reflect the payment of dividends by the Underlying ETF. See "The Underlying ETF" for more information.

The returns an investor will receive from an investment in the Fund have characteristics that are distinct from many other investment vehicles, including the Underlying ETF. It is important that you understand these characteristics before making an investment in the Fund.

The Fund uses FLEX Options to employ a capital protected target outcome strategy. Target outcome strategies seek to produce pre-determined investment outcomes based upon the performance of an underlying security or index. The pre-determined outcomes sought by the Fund, which include capital protection to absorb 100% of losses (before fees and expenses) in the Underlying ETF (the "Capital Protection") and upside participation to a stated cap of 8.67% (before fees and expenses) (the "Cap"), are based on the price performance of the Underlying ETF over an Outcome Period.

The outcomes the Fund seeks for investors that hold Fund Shares for an entire Outcome Period are as follows, though there can be no guarantee these results will be achieved:

•  If the Underlying ETF appreciates over the Outcome Period, the combination of FLEX Options held by the Fund seeks to provide upside participation matching that of the Underlying ETF, up to a cap that is determined at the start of the Outcome Period.

•  If the Underlying ETF decreases over the Outcome Period, the combination of FLEX Options held by the Fund seeks to provide protection against 100% of Underlying ETF losses, prior to taking into account the Fund's fees and expenses.

The Fund does not seek to provide capital protection against 100% of losses (before fees and expenses) of the Underlying ETF as of any time other than the end of the Outcome Period.

For the Outcome Period beginning on December 1, 2024 through November 30, 2025, the Cap is 8.67% and the Capital Protection is 100%. When the Fund's fees and expenses are taken into account, the Cap is 7.98% and the Capital Protection is 99.31%. The Cap and Capital Protection will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee.

The current Outcome Period is from December 1, 2024 through November 30, 2025. The Fund will not terminate after the conclusion of the Outcome Period. After the conclusion of the Outcome Period, another will begin. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Outcome Period. This means that the Cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The capital protection will remain the same for each Outcome Period. The Capital Protection and Cap, and the Fund's value relative to each, should be considered before investing in the Fund. The Fund will be perpetually offered and not terminate after the current or any subsequent Outcome Period. Approximately one week prior to the end of an Outcome Period, the Fund's website will be updated to alert existing shareholders that the Outcome Period is approaching its conclusion and will disclose the anticipated Cap range for the next Outcome Period. See "Subsequent Outcome Periods" for more information.

Upon conclusion of the Outcome Period, the Fund will receive the cash value of all the FLEX Options it held for that Outcome Period. It will then invest in a new series of FLEX Options with an expiration date of approximately one year in the future, and a new Outcome Period will begin. Each FLEX Option's value is ultimately derived from the performance of the Underlying ETF's share price during that time. As the terms of the FLEX Options do not change during an Outcome Period, the outcomes, including the Cap and Capital Protection discussed below, will be measured to the Fund's net asset value ("NAV") on the first day of the Outcome Period.

The stated Cap and Capital Protection may only be realized by investors who continuously hold Fund Shares from the commencement of an Outcome Period until its conclusion. An investor who purchases Fund Shares other than on the first day of an Outcome Period and/or sells Fund Shares prior to the end of an Outcome Period may experience results that are very

CALAMOS NASDAQ-100® STRUCTURED ALT PROTECTION ETF® — DECEMBER
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Calamos Nasdaq-100® Structured Alt Protection ETF® — December

different from the target outcomes sought by the Fund for that Outcome Period. While the Cap and Capital Protection provide the intended outcomes only for investors that hold their Fund Shares throughout the complete term of the Outcome Period, an investor can expect the value of their Fund Shares to generally move in the same direction as the Underlying ETF during the Outcome Period. If investors buy or sell on a date other than the start or end date of the Outcome Period, their returns will be different and they may incur losses in excess of the Capital Protection level (i.e., losses exceeding 0%) and they may not experience gains up to the Cap. See "Capital Protection and Cap" for more information.

The Fund's website, www.calamos.com, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Outcome Period, including the Fund's value relative to the Cap and Capital Protection. Before purchasing Fund Shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund Shares on a particular day and held through the end of the Outcome Period.

The Fund's investment objective is not a fundamental policy and therefore may be changed by the Board without shareholder approval.

The Fund seeks to generate returns that match the Underlying ETF, up to the Cap (discussed in detail below), while limiting downside losses. The hypothetical illustrations provided below are designed to illustrate the outcomes that the Fund seeks to provide for investors who hold Fund Shares for the entirety of the Outcome Period.

The hypothetical examples set forth below do not represent the performance of the Fund and investors should not rely on the hypothetical examples shown below as an indication of the actual or future performance of the Fund. There is no guarantee that the Fund will be successful in its attempt to provide the target outcomes for an Outcome Period. The returns that the Fund seeks to provide do not include the costs associated with purchasing Fund Shares and certain expenses incurred by the Fund. In the payoff profile illustration, the dotted line represents the Underlying ETF's performance, and the solid line represents the return profile gross of fees and expenses sought by the Fund in relation to the Underlying ETF's indicated performance. The bar chart below represents the Fund's hypothetical intended return profile based upon the performance of the Underlying ETF.

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Calamos Nasdaq-100® Structured Alt Protection ETF® — December

Explanation of diagram:

1.  Calamos Nasdaq-100® Structured Alt Protection ETF® — December Participation Layer: The dotted grey line represents the first layer, which involves purchasing a near zero-strike (i.e., deep in-the-money) call on the reference asset, at a pre-determined strike to provide full participation to the price return of the underlying reference asset. In other words, the full price participation provided by this layer provides potential gains and losses that are tantamount to that of owning the underlying reference asset outright, except that this layer does not participate in the dividend yield of the underlying reference asset.

2.  Capital Protection Layer: The solid grey line represents the second layer, which involves purchasing an at-the-money put option, which produces protection equal to 100% of losses (before fees and expenses) of the price return of the reference asset, over the Outcome Period.

3.  Upside Participation Layer (the "Cap"): The solid black line illustrates the final layer, which involves selling an out-of-the-money call, thereby creating the upside cap. The strike price at which the call is sold is determined so that the combined net options purchase price is approximately equal to the underlying asset's current value. The cost of this layer is a credit equal to the price that would make the total package "no-cost" or fully financed.

The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act").

Capital Protection and Cap

The Fund seeks to provide capital protection to absorb 100% of losses (before fees and expenses) of the Underlying ETF at the end of each Outcome Period. When the Fund's management fees are taken into account, the Capital Protection level is reduced to 99.31%. The Capital Protection level will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. If the Fund is required to increase its holdings of cash during the Outcome Period to pay fees and expenses incurred by the Fund, the Capital Protection level may be further reduced. The Fund does not seek to provide capital protection against 100% of losses (before fees and expenses) of the Underlying ETF as of any time other than the end of the Outcome Period.

During the Outcome Period, there may be periods of significant disparity between the Fund's NAV and the Underlying ETF's price performance. As the Underlying ETF price and the Fund's NAV change over the Outcome Period, an investor acquiring Fund Shares after the start of the Outcome Period will likely have a different return potential than an investor who purchased Fund Shares at the start of the Outcome Period. This is because while the Cap and Capital Protection for the Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of an Outcome Period

CALAMOS NASDAQ-100® STRUCTURED ALT PROTECTION ETF® — DECEMBER
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Calamos Nasdaq-100® Structured Alt Protection ETF® — December

and remain constant throughout the Outcome Period, an investor purchasing Fund Shares at market value during the Outcome Period likely purchased Fund Shares at a price that is different from the Fund's NAV at the start of the Outcome Period (i.e., the NAV that the Cap and Capital Protection reference). For example, if an investor purchases Fund Shares during an Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Outcome Period (the "Initial Fund Value"), that investor's Cap will essentially be decreased by the amount of the increase in the Underlying ETF's value, and the capital protection will not set in until the Fund's NAV returns to its Initial Fund Value (i.e., a shareholder must experience losses prior to gaining the protection offered by the Fund's Capital Protection because the Fund must first decrease in value to its Initial Fund Value for the Outcome Period before subsequent losses will be protected by the Capital Protection). Conversely, if an investor purchases Fund Shares during an Outcome Period at a time when the Underlying ETF has decreased in value, the Fund's NAV may dip below the Initial Fund Value. However, in this scenario, that investor's potential gain could be larger than the Fund's Cap for the Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Outcome Period through the date the investor purchased its Fund Shares plus any additional gains between the Initial Fund Value and the Cap. There is no guarantee that the Fund will recover such value or experience such gains. The Cap and capital protection relative to the Initial Fund Value, however, will not change over the Outcome Period.

While the Fund seeks to provide protection against losses experienced by the Underlying ETF (before fees and expenses) for shareholders who hold Fund Shares for an entire Outcome Period, there is no guarantee it will successfully do so. If the Fund's NAV has increased significantly, a shareholder that purchases Fund Shares after the first day of an Outcome Period could lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear those losses. There is no guarantee the capital protection and cap will be successful and a shareholder investing at the beginning of an Outcome Period could also lose their entire investment.

The returns of the Fund are subject to a cap for each Outcome Period, calculated (before fees and expenses) at the beginning of each Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return Cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Outcome Period. If the Underlying ETF experiences any percentage gains over the amount of the Cap, Fund shareholders will not experience those gains. Therefore, regardless of the price return of the Underlying ETF, the Cap (net of fees) is the maximum return an investor can achieve from an investment in the Fund for that Outcome Period. The Cap is set on the first day of each Outcome Period. The Cap is provided prior to taking into account annual Fund management fees of 0.69% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses (such as unexpected litigation) incurred by the Fund. The pre-determined Cap applicable to an Outcome Period will vary based on prevailing market conditions at the time that the Cap is set, including interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the FLEX Options.

The Cap level is a result of the design of the Fund's principal investment strategy. To provide the Capital Protected Target Outcome, the Fund purchases and sells a series of put and call FLEX Options on or around the last business day of the month prior to the beginning of an Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The Adviser will calculate the amount of premiums that the Fund will owe on the put options acquired to provide the Capital Protection and will then sell call FLEX Options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The Cap is the strike price of those FLEX Options the Fund is selling. The Cap, and the Fund's value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund Shares during an Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Outcome Period to a level near the Cap, an investor purchasing Fund Shares will have limited to no gain potential for the remainder of the Outcome Period (because the investor's potential gain will be limited to the difference between the Fund's NAV on the date the investor purchased the Fund Shares and the Cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which it purchased its Fund Shares and the Initial Fund Value for the Outcome Period before subsequent losses will be protected by the Capital Protection. If an investor buys Fund Shares when the price exceeds the Cap, an investor selling their shares at the end of the Outcome Period

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Calamos Nasdaq-100® Structured Alt Protection ETF® — December

will not experience any gain regardless of the price return of the Underlying ETF. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Outcome Period, and an investor may experience returns on the Fund significantly below the Cap.

In periods of extreme market volatility or during market disruption events, the Fund's ability to offset investor losses through the use of the FLEX Options to achieve the stated Capital Protection, or provide a return up to the stated upside Cap may be impaired, resulting in an upside limit significantly below the Cap and downside protection significantly lower than full capital protection (i.e., losses greater than 0%), because the Fund may not be able to trade or exercise existing FLEX Options, or may not receive timely payment from its counterparties. An investor may lose their entire investment and an investment in the Fund is only appropriate for investors willing to bear those losses.

For each Outcome Period, the Fund will invest in both purchased and written put and call FLEX Options that reference the Underlying ETF. Because the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options impact the correlation between the Fund's NAV and the price of the Underlying ETF.

General Information about FLEX Options

FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation ("OCC"). The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the "buyer for every seller and the seller for every buyer," with the goal of protecting clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events, as more fully described in the Fund's Statement of Additional Information. Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and subject to the risk that the OCC may fail to perform the settlement of the FLEX Options due to bankruptcy or other adverse reasons. The FLEX Options that the Fund will hold that reference the Underlying ETF will give the Fund the right or the obligation to either receive or deliver shares of the Underlying ETF, or the right or the obligation to either receive or deliver a cash payment on the option expiration date based upon the difference between the Underlying ETF's value and a strike price, depending on whether the option is a put or call option and whether the Fund purchases or sells the option. The FLEX Options held by the Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date. The Fund will generally, under normal conditions, hold FLEX Options for each Outcome Period. The Fund will purchase call options (giving the Fund the right to receive shares of the Underlying ETF or a cash payment) and put options (giving the Fund the right to deliver shares of the Underlying ETF or a cash payment), while simultaneously selling (i.e., writing) call options (giving the Fund the obligation to deliver shares of the Underlying ETF or a cash payment). The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the Fund expects the FLEX Options to be fully covered and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchanges on which the FLEX Options are listed do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts but may charge transaction fees. Each of the FLEX Options purchased and sold throughout the Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Outcome Period. On the Flex Options expiration date, the Fund intends to sell the Flex Options prior to their expiration or cash-settle the Flex Options and use the resulting proceeds to purchase new Flex Options for the next Outcome Period.

The Underlying ETF

The Underlying ETF is an exchange-traded unit investment trust that uses a full replication strategy, meaning it invests in all of the stocks in the Nasdaq-100 Index®. Invesco Capital Management LLC ("Invesco") serves as the Underlying ETF's sponsor. The investment objective of the Underlying ETF is to seek to track the investment results, before fees and expenses, of the Nasdaq-100 Index® (the "Index"). See below for a description of the Underlying ETF's principal investment strategies and risks. You can find the Underlying ETF's prospectus and other information about the ETF, online at https://www.invesco.com/us/qqq-etf/.

CALAMOS NASDAQ-100® STRUCTURED ALT PROTECTION ETF® — DECEMBER
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Calamos Nasdaq-100® Structured Alt Protection ETF® — December

The summary information below regarding the Underlying ETF comes from its filings with the SEC. You are urged to refer to the SEC filings made by the Underlying ETF and to other publicly available information (e.g., the Underlying ETF's annual reports) to obtain an understanding of the Underlying ETF's business and financial prospects. The following description of the Underlying ETF's principal investment strategies was taken directly from the Underlying ETF's prospectus, dated January 31, 2025, as revised July 17, 2025 ("QQQ®" refers to the Underlying ETF; other defined terms have been modified).

The investment objective of QQQ® is to seek to track the investment results, before fees and expenses, of the Index (the component securities of the Index are sometimes referred to in QQQ®'s prospectus as "Index Securities"). There can be no assurance that this investment objective will be met fully.

QQQ® holds the Portfolio (defined as QQQ®'s portfolio of equity securities or, in the case of securities not yet delivered in connection with purchases made by QQQ® or portfolio deposits, confirmations of contracts to purchase such securities) and cash and is not actively managed by traditional methods, which typically involve effecting changes in the Portfolio on the basis of judgments made relating to economic, financial and market considerations. To maintain the correspondence between the composition and weights of the securities in QQQ® (the "Securities") and the stocks in the Nasdaq-100 Index®, QQQ®'s trustee (The Bank of New York Mellon) adjusts the Securities from time to time to conform to periodic changes in the identity and/or relative weights of Index Securities.

The Index is composed of securities issued by 100 of the largest non-financial companies listed on the Nasdaq Global Select Market® or Nasdaq Global Market® by market capitalization. ... The Index was first published in January 1985 and includes companies across a variety of major industry groups. The Index does not contain financial companies, including registered investment companies. ... Current information regarding the market value of the Index is available from Nasdaq® as well as numerous market information services.

As of September 30, 2025, the Underlying ETF had significant investments in information technology companies.

Subsequent Outcome Periods

The Fund will alert existing shareholders to the new Cap at the beginning of each new Outcome Period in the following manner:

1.  Approximately one week prior to the end of the current Outcome Period, the Fund will make a sticker filing that will alert existing shareholders that the Outcome Period is approaching its conclusion and disclose the anticipated Cap range for the next Outcome Period. This filing will be mailed to existing shareholders.

2.  Following the close of business on the last day of the Outcome Period, the Fund will make a sticker filing that discloses the Fund's Cap for the next Outcome Period. This filing will be mailed to existing shareholders.

3.  On the first day of the new Outcome Period, the Fund will file a full prospectus that incorporates the sticker filing from the previous evening which replaces the Caps/dates associated with the previous Outcome Period with the Caps/dates associated with the new Outcome Period. Correspondingly, the Fund will file a revised summary prospectus that reflects such changes.

The information referenced above will also be available on the Fund's website at www.calamos.com.

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. You should not consider investing in the Fund if your investment objective differs from the Fund's investment objective or if you are not willing to accept the principal risks associated with an investment in the Fund. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks are presented in alphabetical order to facilitate

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Calamos Nasdaq-100® Structured Alt Protection ETF® — December

finding particular risks and comparing them with other funds. Each risk summarized below is considered a "principal risk" of investing in the Fund, regardless of the order in which it appears. The principal risks of investing in the Fund include:

•  Authorized Participant Concentration Risk — Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs, such as the Fund, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

•  Cap Change Risk — A new Cap is established at the beginning of each Outcome Period and is dependent on prevailing market conditions at the time the Cap is established. As such, the Cap may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods. Investors should monitor the changes in the Cap for each Outcome Period, information for which will be made available pursuant to the procedure outlined in the Fund's prospectus.

•  Capital Protection Risk — There can be no guarantee that the Fund will be successful in its strategy to provide protection against 100% of Underlying ETF losses if the Underlying ETF's share price decreases over the duration of the Outcome Period. The Fund's strategy seeks to deliver returns that match those of the Underlying ETF (up to the Cap), while limiting downside losses, if Fund Shares are held at the time at which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Fund Shares after the FLEX Options were entered into or sells Fund Shares prior to the expiration of the FLEX Options, the Capital Protection that the Fund seeks to provide may not be available. If the Outcome Period has begun and the Underlying ETF has increased in value, the Capital Protection will not protect any decreases in the value of the Underlying ETF to the extent of such appreciation, and therefore an investor may experience losses from this appreciated value until the Fund reaches its original NAV from the commencement of the Outcome Period. Similarly, if an investor purchases Fund Shares after the commencement of the Outcome period and the Underlying ETF has increased in value, an investor purchasing Shares at that point will not benefit from the Capital Protection until the Underlying ETF's value decreases to its original value at the commencement of the Outcome Period. Accordingly, such investor will not receive the protection that the Fund seeks to provide until the Fund experiences losses that return it to its value at the commencement of the Outcome Period. If the FLEX Options (and therefore the Capital Protection) do not perform as expected, an investor may experience significant losses on its investment, including the loss of its entire investment.

•  Capped Upside Risk — The Fund's strategy seeks to provide returns that are subject to the Cap. In the event that the Underlying ETF experiences gains in excess of the Cap for the Outcome Period, the Fund will not participate in, and will underperform the Underlying ETF to the extent of, those gains beyond the Cap. The Fund's strategy seeks to deliver returns that match those of the Underlying ETF (up to the Cap), while protecting against the entirety of downside losses of the Underlying ETF, if Fund Shares are held at the time at which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Fund Shares after the FLEX Options were entered into, there may be little or no ability for that investor to experience an investment gain on their Fund Shares (and such investor may be subjected to potential losses between that Fund Share price and the Fund's NAV at the commencement of the Outcome Period). Further, because the FLEX Options are designed to produce returns that match the price return of the Underlying ETF (subject to the Cap) on the last day of the Outcome Period, if an investor sells Fund Shares prior to the expiration date of the FLEX Options such investor may sell at a point where the Fund's performance does not match the performance of the Underlying ETF over the Outcome Period, and therefore may sell at a point where the Fund has underperformed the Underlying ETF.

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Calamos Nasdaq-100® Structured Alt Protection ETF® — December

•  Cash Holdings Risk — To the extent the Fund holds cash positions, the Fund risks achieving lower returns and potential lost opportunities to participate in market appreciation which could negatively impact the Fund's performance and ability to achieve its investment objective.

•  Clearing Member Default Risk — Transactions in some types of derivatives, including FLEX Options, are required to be centrally cleared ("cleared derivatives"). In a transaction involving cleared derivatives, the Fund's counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house ("clearing members") can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member's individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its FLEX Options may, in certain circumstances, be used to satisfy losses of other clients of the Fund's clearing member. In addition, although clearing members guarantee performance of their clients' obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member's bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund's behalf, which heightens the risks associated with a clearing member's default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund's ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund's behalf, the Fund may be unable to effectively implement its investment strategy.

•  Correlation Risk — The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods, consistent with the Fund's valuation policy. Because a component of the FLEX option's value will be affected by, among other things, changes in the Underlying ETF's share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF's share price and the remaining time until the FLEX Options expire, the value of the Fund's FLEX Options positions is not anticipated to increase or decrease at the same rate as the Underlying ETF's share price, and it is possible they may move in different directions, and as a result, the Fund's NAV may not increase or decrease at the same rate as the Underlying ETF's share price. The Fund's strategy is designed to produce the outcomes upon the expiration of the FLEX Options on the last business day of the Outcome Period, and it should not be expected that the outcomes will be provided at any point other than the end of the Outcome Period.

•  Costs of Buying and Selling Fund Shares — Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

•  Derivatives Risk — Derivatives are instruments, such as options, futures and forward foreign currency contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. In addition, derivative instruments are subject to counterparty risk, meaning that the party with whom the Fund enters into a derivative transaction may experience a significant credit event and/or may be unwilling or unable to make timely settlement payments or otherwise honor its obligations. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.

•  Equity Securities Risk — The securities markets are volatile, and the market prices of the Underlying ETF's securities may decline generally. The price of equity securities fluctuates based on changes in a company's financial condition and overall

PROSPECTUS | November 28, 2025
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Calamos Nasdaq-100® Structured Alt Protection ETF® — December

market and economic conditions. If the market prices of the securities owned by the Underlying ETF fall, the value of your investment in the Fund will decline.

•  FLEX Options Risk — The Fund may invest in FLEX Options issued and guaranteed for settlement by The Options Clearing Corporation ("OCC"). FLEX Options are customized option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be illiquid, and in such cases, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options and changing volatility levels of the reference asset. In connection with the creation and redemption of Fund Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Fund at prices that reflect the market price of the Fund Shares, the Fund's NAV and, in turn the share price of the Fund, could be negatively impacted. The Fund may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless.

•  Investment Timing Risk — An investor who purchases Fund Shares other than on the first day of the options package and/or sells Fund Shares before the options package expires may not experience the 100% downside protection or upside participation in the Underlying ETF. The Fund's downside protection and upside participation of the Underlying ETF may only be available for investors who hold Fund Shares throughout the complete term of the options package. An investor can expect their Fund Shares to move generally in the same direction as the Underlying ETF during the one-year options package. However, Fund Shares may not experience the same price movement as the price movement of the Underlying ETF. During the duration of the option package, there may be periods of significant disparity between the Fund's NAV and the Underlying ETF's price performance. For example, if an investor purchases Fund Shares during an options package period at a time when the Underlying ETF's share price has increased from its price at the beginning of the options package period, the investor may not be 100% protected against Underlying ETF downside losses. In addition, if an investor purchases Fund Shares during an options package period at a time when the Underlying ETF's share price has increased from its price at the beginning of the options package period, that investor's cap will essentially be decreased from the stated Cap by the amount of the increase in the Underlying ETF's value.

•  Large-Capitalization Investing Risk — Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks. In addition, larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer preferences. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•  Liquidity Risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

•  Liquidity Risk — FLEX Options — In the event that trading in the underlying FLEX Options is limited or absent, the value of the Fund's FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities, including certain non-customized option contracts. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. Additionally, the liquidation of a large number of FLEX Options may more significantly impact the price in a less liquid

CALAMOS NASDAQ-100® STRUCTURED ALT PROTECTION ETF® — DECEMBER
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Calamos Nasdaq-100® Structured Alt Protection ETF® — December

market. Further, the Fund requires a sufficient number of participants to facilitate the purchase and sale of options on an exchange to provide liquidity to the Fund for its FLEX Option positions. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

•  Market Maker Risk — If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund's net asset value and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of the Fund Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund's portfolio securities and the Fund's market price. This reduced effectiveness could result in Fund Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Fund Shares.

•  Market Risk — The risk that the securities markets will increase or decrease in value is considered market risk and applies to any security. If there is a general decline in the stock or fixed-income market, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests.

•  New Fund Risk — The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

•  Non-Diversification Risk — The Fund is classified as "non-diversified" under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code").

•  Options Risk — The Fund's ability to close out its position as a purchaser or seller of an over-the-counter or exchange-listed put or call option is dependent, in part, upon the liquidity of the options market. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Fund's ability to utilize options successfully will depend on the ability of the Fund's investment adviser to predict pertinent market movements, which cannot be assured. The Fund may also purchase or write over-the-counter put or call options, which involves risks different from, and possibly greater than, the risks associated with exchange-listed put or call options. Over-the-counter put or call options may expose the Fund to the risk that a counterparty may be unable or unwilling to perform according to a contract, and that any deterioration in a counterparty's creditworthiness could adversely affect the instrument. In addition, the Fund may be exposed to a risk that losses may exceed the amount originally invested.

•  Premium-Discount Risk — Fund Shares may trade above or below their NAV. The market prices of Fund Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Fund Shares on the Exchange. The trading price of Fund Shares may deviate significantly from NAV during periods of market volatility.

•  Secondary Market Trading Risk — Investors buying or selling Fund Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund Shares. Although the Fund Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Fund Shares on the Exchange may be halted.

•  Sector Risk — To the extent the Underlying ETF invests a significant portion of its assets in a particular sector, a greater portion of the Fund's performance may be affected by the general business and economic conditions affecting that sector. Each sector may share economic risk with the broader market, however there may be economic risks specific to each sector. As a result, returns from those sectors may trail returns from the overall stock market, and it is possible that the Underlying ETF may underperform the broader market.

•  Tax Risk — The Fund intends to elect and to qualify each year to be treated as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The federal income tax treatment of the securities in which the Fund may invest, including the Fund's option strategy, may not be clear or may be subject to

PROSPECTUS | November 28, 2025
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Calamos Nasdaq-100® Structured Alt Protection ETF® — December

recharacterization by the Internal Revenue Service. It could be more difficult to comply with the tax requirements applicable to RICs if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the Internal Revenue Service. Any such failure to comply with the rules applicable to RICs could cause the Fund to fail to qualify as such. To qualify and maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published Internal Revenue Service guidance or case law on how to determine the "issuer" of certain derivatives that the Fund will enter into. Based upon the language in the legislative history, the Fund intends to treat the issuer of an equity option as the referenced asset and to treat any income it may derive from an equity option as "qualifying income" under the provisions of the Code applicable to RICs. In the case of FLEX Options, assuming the referenced asset qualifies as a RIC, treating the issuer as the referenced asset would allow the Fund to count the FLEX Options as automatically diversified investments under the RIC diversification requirements. If the income is not qualifying income or the issuer of equity options, including FLEX Options, is not appropriately the referenced asset, the Fund may not qualify, or may be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund's taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

The Fund's investments in offsetting positions with respect to the Underlying ETF may affect the character of gains or losses realized by the Fund under the Code's "straddle" rules and may increase the amount of short-term capital gain realized by the Fund. Certain options the Fund holds may not qualify as "Section 1256 contracts" under Section 1256 of the Code, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

There is a risk that if the offsetting FLEX Options are held by a single person, the IRS may take the position that the FLEX Options, viewed together, should be treated as a single debt instrument for federal tax purposes. The result of such a position would be that the Fund would fail the RIC diversification tests, causing the RIC to be taxed as a C corporation, unless certain cure rights based upon reasonable cause may apply. The Fund has obtained an opinion of tax counsel that the FLEX Options should not be collapsed into a single instrument. However, such an opinion is not binding upon the IRS or the courts.

•  Trading Issues Risk — Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange's "circuit breaker" rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund's assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.

•  Underlying ETF Risk — The Fund invests in FLEX Options that reference an ETF, which subjects the Fund to certain of the risks of owning shares of an ETF as well as the types of instruments in which the Underlying ETF invests. The value of an ETF will fluctuate over time based on fluctuations in the values of the securities held by the ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. In addition, ETFs are subject to absence of an active market risk, premium/discount risk, tracking error risk and trading issues risk. Brokerage, tax and other expenses may negatively impact the performance of the Underlying ETF and, in turn, the value of the Fund's shares. An ETF that tracks an index may not exactly match the performance of the index due to cash drag, differences between the portfolio of the ETF and the components of the index, expenses and other factors.

•  Valuation Risk — During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options may become more difficult. In market environments where there is reduced availability of reliable objective pricing data, the judgment of the Fund's investment adviser in determining the fair value of the security may play a greater role. While such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.

CALAMOS NASDAQ-100® STRUCTURED ALT PROTECTION ETF® — DECEMBER
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Calamos Nasdaq-100® Structured Alt Protection ETF® — December

Fund Performance

The Fund commenced operations on December 2, 2024, and thus does not yet have annual returns for a full calendar year. Accordingly, performance data is not included. Performance information is available at no cost by visiting www.calamos.com. Past performance (before and after taxes) is not an indication of future performance.

Investment Adviser

Calamos Advisors LLC ("Calamos Advisors" or the "Adviser")

Portfolio Managers

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH ADVISER
David O'Donohue	Since December 2024	SVP, Sr. Co-Portfolio Manager
Jimmy Young	Since December 2024	SVP, Co-Portfolio Manager
Eli Pars	Since December 2024	SVP, Sr. Co-Portfolio Manager
Jason Hill	Since December 2024	SVP, Sr. Co-Portfolio Manager
Anthony Vecchiolla	Since December 2024	VP, Co-Portfolio Manager
Jordan Rosenfeld	Since November 2025	VP, Co-Portfolio Manager

PROSPECTUS | November 28, 2025
13

Other Important Information Regarding Fund Shares

Portfolio Holdings. The Fund's portfolio holdings are disclosed on its website daily after the close of trading on the Exchange and prior to the opening of trading on the Exchange the following day. A description of the Fund's policies and procedures with respect to the disclosure of such Fund's portfolio holdings is available in the Fund's Statement of Additional Information ("SAI").

Premium/Discount Information. Information about the premiums and discounts at which the Fund's Shares have traded will be available at www.calamos.com.

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as "Creation Units." Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the "bid-ask spread"). Recent information regarding the Fund's NAV, market price, premiums and discounts, and bid-ask spreads is available at https://www.calamos.com/.

Tax Information

Net investment income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute net investment income and capital gains, if any, at least annually.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), such Fund and its related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

CALAMOS NASDAQ-100® STRUCTURED ALT PROTECTION ETF® — DECEMBER
14

Additional Information About Investment Strategies
and Related Risks

The Fund's investment objective and each of the policies described herein are non-fundamental policies that may be changed by the Board of Trustees of the Trust (the "Board") without shareholder approval. The Fund may liquidate and terminate at any time without shareholder approval.

What are the investment objectives and principal strategies for the Fund?

The Fund is an actively managed exchange-traded fund ("ETF") that is designed to provide investors with the opportunity to benefit from increases in the Underlying ETF's share price up to the stated cap over a specified period of time of approximately one-year (the "Outcome Period"), while providing protection against decreases in the Underlying ETF's share price over the same Outcome Period (before taking fees and expenses into account).

Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange Options ("FLEX Options") that reference the price performance of the Invesco QQQ TrustSM, Series 1 (the "Underlying ETF"). FLEX Options are customized equity or index option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates.

The Underlying ETF is an exchange-traded unit investment trust that uses a replication strategy, meaning it invests in all of the stocks in the Nasdaq-100 Index®. Invesco Capital Management LLC serves as the Underlying ETF's sponsor. The investment objective of the Underlying ETF is to seek to track the investment results, before fees and expenses, of the Nasdaq-100 Index®. The Fund's performance does not reflect the payment of dividends by the Underlying ETF. See "The Underlying ETF" for more information.

The returns an investor will receive from an investment in the Fund have characteristics that are distinct from many other investment vehicles, including the Underlying ETF. It is important that you understand these characteristics before making an investment in the Fund.

The Fund uses FLEX Options to employ a capital protected target outcome strategy. Target outcome strategies seek to produce pre-determined investment outcomes based upon the performance of an underlying security or index. The pre-determined outcomes sought by the Fund, which include capital protection to absorb 100% of losses (before fees and expenses) in the Underlying ETF (the "Capital Protection") and upside participation to a stated cap of 8.67% before fees and expenses) (the "Cap"), are based on the price performance of the Underlying ETF over an Outcome Period.

The outcomes the Fund seeks for investors that hold Fund Shares for an entire Outcome Period are as follows, though there can be no guarantee these results will be achieved:

•  If the Underlying ETF appreciates over the Outcome Period, the combination of FLEX Options held by the Fund seeks to provide upside participation matching that of the Underlying ETF, up to a cap that is determined at the start of the Outcome Period.

•  If the Underlying ETF decreases over the Outcome Period, the combination of FLEX Options held by the Fund seeks to provide protection against 100% of Underlying ETF losses, prior to taking into account the Fund's fees and expenses.

The Fund does not seek to provide capital protection against 100% of losses (before fees and expenses) of the Underlying ETF as of any time other than the end of the Outcome Period.

For the Outcome Period beginning on December 1, 2024 through November 30, 2025, the Cap is 8.67% and the Capital Protection is 100%. When the Fund's fees and expenses are taken into account, the Cap is 7.98% and the Capital Protection is 99.31%. The Cap and Capital Protection will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee.

The current Outcome Period is from December 1, 2024 through November 30, 2025. The Fund will not terminate after the conclusion of the Outcome Period. After the conclusion of the Outcome Period, another will begin. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Outcome Period. This means that the Cap will change for each Outcome Period based upon prevailing market conditions

PROSPECTUS | November 28, 2025
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Additional Information About Investment Strategies and Related Risks

at the beginning of each Outcome Period. The capital protection will remain the same for each Outcome Period. The Capital Protection and Cap, and the Fund's value relative to each, should be considered before investing in the Fund. The Fund will be perpetually offered and not terminate after the current or any subsequent Outcome Period. Approximately one week prior to the end of an Outcome Period, the Fund's website will be updated to alert existing shareholders that the Outcome Period is approaching its conclusion and will disclose the anticipated Cap range for the next Outcome Period. See "Subsequent Outcome Periods" for more information.

Upon conclusion of the Outcome Period, the Fund will receive the cash value of all the FLEX Options it held for that Outcome Period. It will then invest in a new series of FLEX Options with an expiration date of approximately one year in the future, and a new Outcome Period will begin. Each FLEX Option's value is ultimately derived from the performance of the Underlying ETF's share price during that time. As the terms of the FLEX Options do not change during an Outcome Period, the outcomes, including the Cap and Capital Protection discussed below, will be measured to the Fund's net asset value ("NAV") on the first day of the Outcome Period.

The stated Cap and Capital Protection may only be realized by investors who continuously hold Fund Shares from the commencement of an Outcome Period until its conclusion. An investor who purchases Fund Shares other than on the first day of an Outcome Period and/or sells Fund Shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. While the Cap and Capital Protection provide the intended outcomes only for investors that hold their Fund Shares throughout the complete term of the Outcome Period, an investor can expect the value of their Fund Shares to generally move in the same direction as the Underlying ETF during the Outcome Period. If investors buy or sell on a date other than the start or end date of the Outcome Period, their returns will be different and they may incur losses in excess of the Capital Protection level (i.e., losses exceeding 0%) and they may not experience gains up to the Cap. See "Capital Protection and Cap" for more information.

The Fund's website, www.calamos.com, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Outcome Period, including the Fund's value relative to the Cap and Capital Protection. Before purchasing Fund Shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund Shares on a particular day and held through the end of the Outcome Period.

The Fund's investment objective is not a fundamental policy and therefore may be changed by the Board without shareholder approval.

The Fund seeks to generate returns that match the Underlying ETF, up to the Cap (discussed in detail below), while limiting downside losses. The hypothetical illustrations provided below are designed to illustrate the outcomes that the Fund seeks to provide for investors who hold Fund Shares for the entirety of the Outcome Period.

The hypothetical examples set forth below do not represent the performance of the Fund and investors should not rely on the hypothetical examples shown below as an indication of the actual or future performance of the Fund. There is no guarantee that the Fund will be successful in its attempt to provide the target outcomes for an Outcome Period. The returns that the Fund seeks to provide do not include the costs associated with purchasing Fund Shares and certain expenses incurred by the Fund. In the payoff profile illustration, the dotted line represents the Underlying ETF's performance, and the solid line represents the return profile gross of fees and expenses sought by the Fund in relation to the Underlying ETF's indicated performance. The bar chart below represents the Fund's hypothetical intended return profile based upon the performance of the Underlying ETF.

CALAMOS NASDAQ-100® STRUCTURED ALT PROTECTION ETF® — DECEMBER
16

Additional Information About Investment Strategies and Related Risks

Explanation of diagram:

1.  Calamos Nasdaq-100® Structured Alt Protection ETF® — December Participation Layer: The dotted grey line represents the first layer, which involves purchasing a near zero-strike (i.e., deep in-the-money) call on the reference asset, at a pre-determined strike to provide full participation to the price return of the underlying reference asset. In other words, the full price participation provided by this layer provides potential gains and losses that are tantamount to that of owning the underlying reference asset outright, except that this layer does not participate in the dividend yield of the underlying reference asset.

2.  Capital Protection Layer: The solid grey line represents the second layer, which involves purchasing an at-the-money put option, which produces protection equal to 100% of losses (before fees and expenses) of the price return of the reference asset, over the Outcome Period.

3.  Upside Participation Layer (the "Cap"): The solid black line illustrates the final layer, which involves selling an out-of-the-money call, thereby creating the upside cap. The strike price at which the call is sold is determined so that the combined net options purchase price is approximately equal to the underlying asset's current value. The cost of this layer is a credit equal to the price that would make the total package "no-cost" or fully financed.

PROSPECTUS | November 28, 2025
17

Additional Information About Investment Strategies and Related Risks

The Fund Is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act").

Capital Protection and Cap

The Fund seeks to provide capital protection to absorb 100% of losses (before fees and expenses) of the Underlying ETF at the end of each Outcome Period. When the Fund's management fees are taken into account, the Capital Protection level is reduced to 99.31%. The Capital Protection level will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. If the Fund is required to increase its holdings of cash during the Outcome Period to pay fees and expenses incurred by the Fund, the Capital Protection level may be further reduced. The Fund does not seek to provide capital protection against 100% of losses (before fees and expenses) of the Underlying ETF as of any time other than the end of the Outcome Period.

During the Outcome Period, there may be periods of significant disparity between the Fund's NAV and the Underlying ETF's price performance. As the Underlying ETF price and the Fund's NAV change over the Outcome Period, an investor acquiring Fund Shares after the start of the Outcome Period will likely have a different return potential than an investor who purchased Fund Shares at the start of the Outcome Period. This is because while the Cap and Capital Protection for the Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of an Outcome Period and remain constant throughout the Outcome Period, an investor purchasing Fund Shares at market value during the Outcome Period likely purchased Fund Shares at a price that is different from the Fund's NAV at the start of the Outcome Period (i.e., the NAV that the Cap and Capital Protection reference). For example, if an investor purchases Fund Shares during an Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Outcome Period (the "Initial Fund Value"), that investor's Cap will essentially be decreased by the amount of the increase in the Underlying ETF's value, and the capital protection will not set in until the Fund's NAV returns to its Initial Fund Value (i.e., a shareholder must experience losses prior to gaining the protection offered by the Fund's Capital Protection because the Fund must first decrease in value to its Initial Fund Value for the Outcome Period before subsequent losses will be protected by the Capital Protection). Conversely, if an investor purchases Fund Shares during an Outcome Period at a time when the Underlying ETF has decreased in value, the Fund's NAV may dip below the Initial Fund Value. However, in this scenario, that investor's potential gain could be larger than the Fund's Cap for the Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Outcome Period through the date the investor purchased its Fund Shares plus any additional gains between the Initial Fund Value and the Cap. There is no guarantee that the Fund will recover such value or experience such gains. The Cap and capital protection relative to the Initial Fund Value, however, will not change over the Outcome Period.

CALAMOS NASDAQ-100® STRUCTURED ALT PROTECTION ETF® — DECEMBER
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Additional Information About Investment Strategies and Related Risks

While the Fund seeks to provide protection against losses experienced by the Underlying ETF (before fees and expenses) for shareholders who hold Fund Shares for an entire Outcome Period, there is no guarantee it will successfully do so. If the Fund's NAV has increased significantly, a shareholder that purchases Fund Shares after the first day of an Outcome Period could lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear those losses. There is no guarantee the capital protection and cap will be successful and a shareholder investing at the beginning of an Outcome Period could also lose their entire investment.

The returns of the Fund are subject to a cap for each Outcome Period, calculated (before fees and expenses) at the beginning of each Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return Cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Outcome Period. If the Underlying ETF experiences any percentage gains over the amount of the Cap, Fund shareholders will not experience those gains. Therefore, regardless of the price return of the Underlying ETF, the Cap (net of fees) is the maximum return an investor can achieve from an investment in the Fund for that Outcome Period. The Cap is set on the first day of each Outcome Period. The Cap is provided prior to taking into account annual Fund management fees of 0.69% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses (such as unexpected litigation) incurred by the Fund. The pre-determined Cap applicable to an Outcome Period will vary based on prevailing market conditions at the time that the Cap is set, including interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the FLEX Options.

The Cap level is a result of the design of the Fund's principal investment strategy. To provide the Capital Protected Target Outcome, the Fund purchases and sells a series of put and call FLEX Options on or around the last business day of the month prior to the beginning of an Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The Adviser will calculate the amount of premiums that the Fund will owe on the put options acquired to provide the Capital Protection and will then sell call FLEX Options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The Cap is the strike price of those FLEX Options the Fund is selling. The Cap, and the Fund's value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund Shares during an Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Outcome Period to a level near the Cap, an investor purchasing Fund Shares will have limited to no gain potential for the remainder of the Outcome Period (because the investor's potential gain will be limited to the difference between the Fund's NAV on the date the investor purchased the Fund Shares and the Cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which it purchased its Fund Shares and the Initial Fund Value for the Outcome Period before subsequent losses will be protected by the Capital Protection. If an investor buys Fund Shares when the price exceeds the Cap, an investor selling their shares at the end of the Outcome Period will not experience any gain regardless of the price return of the Underlying ETF. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Outcome Period, and an investor may experience returns on the Fund significantly below the Cap.

In periods of extreme market volatility or during market disruption events, the Fund's ability to offset investor losses through the use of the FLEX Options to achieve the stated Capital Protection, or provide a return up to the stated upside Cap may be impaired, resulting in an upside limit significantly below the Cap and downside protection significantly lower than full capital protection (i.e., losses greater than 0%), because the Fund may not be able to trade or exercise existing FLEX Options, or may not receive timely payment from its counterparties. An investor may lose their entire investment and an investment in the Fund is only appropriate for investors willing to bear those losses.

For each Outcome Period, the Fund will invest in both purchased and written put and call FLEX Options that reference the Underlying ETF. Because the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options impact the correlation between the Fund's NAV and the price of the Underlying ETF.

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General Information about FLEX Options

FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation ("OCC"). The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the "buyer for every seller and the seller for every buyer," with the goal of protecting clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events, as more fully described in the Fund's Statement of Additional Information. Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and subject to the risk that the OCC may fail to perform the settlement of the FLEX Options due to bankruptcy or other adverse reasons. The FLEX Options that the Fund will hold that reference the Underlying ETF will give the Fund the right or the obligation to either receive or deliver shares of the Underlying ETF, or the right or the obligation to either receive or deliver a cash payment on the option expiration date based upon the difference between the Underlying ETF's value and a strike price, depending on whether the option is a put or call option and whether the Fund purchases or sells the option. The FLEX Options held by the Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date. The Fund will generally, under normal conditions, hold FLEX Options for each Outcome Period. The Fund will purchase call options (giving the Fund the right to receive shares of the Underlying ETF or a cash payment) and put options (giving the Fund the right to deliver shares of the Underlying ETF or a cash payment), while simultaneously selling (i.e., writing) call options (giving the Fund the obligation to deliver shares of the Underlying ETF or a cash payment). The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the Fund expects the FLEX Options to be fully covered and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchanges on which the FLEX Options are listed do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts but may charge transaction fees. Each of the FLEX Options purchased and sold throughout the Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Outcome Period. On the Flex Options expiration date, the Fund intends to sell the Flex Options prior to their expiration or cash-settle the Flex Options and use the resulting proceeds to purchase new Flex Options for the next Outcome Period.

The Underlying ETF

The Underlying ETF is an exchange-traded unit investment trust that uses a full replication strategy, meaning it invests in all of the stocks in the Nasdaq-100 Index®. Invesco Capital Management LLC ("Invesco") serves as the Underlying ETF's sponsor. The investment objective of the Underlying ETF is to seek to track the investment results, before fees and expenses, of the Nasdaq-100 Index® (the "Index"). See below for a description of the Underlying ETF's principal investment strategies and risks. You can find the Underlying ETF's prospectus and other information about the ETF, online at https://www.invesco.com/us/qqq-etf/.

The summary information below regarding the Underlying ETF comes from its filings with the SEC. You are urged to refer to the SEC filings made by the Underlying ETF and to other publicly available information (e.g., the Underlying ETF's annual reports) to obtain an understanding of the Underlying ETF's business and financial prospects. The following description of the Underlying ETF's principal investment strategies was taken directly from the Underlying ETF's prospectus, dated January 31, 2025, as revised July 17, 2025 ("QQQ®" refers to the Underlying ETF; other defined terms have been modified).

The investment objective of QQQ® is to seek to track the investment results, before fees and expenses, of the Index (the component securities of the Index are sometimes referred to in QQQ®'s prospectus as "Index Securities"). There can be no assurance that this investment objective will be met fully.

QQQ® holds the Portfolio (defined as QQQ®'s portfolio of equity securities or, in the case of securities not yet delivered in connection with purchases made by QQQ® or portfolio deposits, confirmations of contracts to purchase such securities) and cash and is not actively managed by traditional methods, which typically involve effecting changes in the Portfolio on the basis of judgments made relating to economic, financial and market considerations. To maintain the correspondence between the composition and weights of the securities in QQQ® (the "Securities") and the stocks in the Nasdaq-100 Index®, QQQ®'s trustee

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(The Bank of New York Mellon) adjusts the Securities from time to time to conform to periodic changes in the identity and/or relative weights of Index Securities.

The Index is composed of securities issued by 100 of the largest non-financial companies listed on the Nasdaq Global Select Market® or Nasdaq Global Market® by market capitalization. ... The Index was first published in January 1985 and includes companies across a variety of major industry groups. The Index does not contain financial companies, including registered investment companies. ... Current information regarding the market value of the Index is available from Nasdaq® as well as numerous market information services.

As of September 30, 2025, the Underlying ETF had significant investments in information technology companies.

Subsequent Outcome Periods

The Fund will alert existing shareholders to the new Cap at the beginning of each new Outcome Period in the following manner:

1.  Approximately one week prior to the end of the current Outcome Period, the Fund will make a sticker filing that will alert existing shareholders that the Outcome Period is approaching its conclusion and disclose the anticipated Cap range for the next Outcome Period. This filing will be mailed to existing shareholders.

2.  Following the close of business on the last day of the Outcome Period, the Fund will make a sticker filing that discloses the Fund's Cap for the next Outcome Period. This filing will be mailed to existing shareholders.

3.  On the first day of the new Outcome Period, the Fund will file a full prospectus that incorporates the sticker filing from the previous evening which replaces the Caps/dates associated with the previous Outcome Period with the Caps/dates associated with the new Outcome Period. Correspondingly, the Fund will file a revised summary prospectus that reflects such changes.

The information referenced above will also be available on the Fund's website at www.calamos.com.

Changes in 80% policy

The Fund has adopted a non-fundamental operating policy that requires it, under normal circumstances, to invest at least 80% of its net assets (plus borrowings for investment purposes, if any) in investments that provide exposure to the Nasdaq-100 Index®. Although this requirement may be changed by the Board of Trustees without shareholder approval, the Fund will notify shareholders in writing at least 60 days prior to any change in its 80% policy.

Non-Principal Investments

Cash Equivalents and Short-Term Investments

The Fund may invest in securities with maturities of less than one year or cash equivalents, or it may hold cash. The percentage of the Fund invested in such holdings varies and depends on several factors, including market conditions. For temporary defensive purposes and during periods of high cash inflows or outflows, the Fund may invest part or all of its assets in these securities or it may hold cash. During such periods, the Fund may not be able to achieve its investment objective. The Fund may adopt a defensive strategy when the portfolio managers believe securities in which such Fund normally invests have elevated risks due to political or economic factors and in other extraordinary circumstances. For more information on eligible short-term investments, see the SAI.

Illiquid Investments

The Fund may invest up to 15% of its net assets in securities and other instruments that are, at the time of investment, illiquid (determined using the Securities and Exchange Commission's standard applicable to investment companies, i.e., any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). For this purpose, illiquid investments may include, but are not limited to, certain restricted securities (securities the disposition of which is restricted under the federal securities laws), certain securities that may only be resold pursuant to Rule 144A under the Securities Act, and certain repurchase agreements, among others.

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Temporary Investments

In response to market, economic, political, or other conditions, the Fund may temporarily invest for defensive purposes that are inconsistent with the Fund's principal investment strategies. If the Fund does so, different factors could affect the Fund's performance, and the Fund may not achieve its investment objective.

Risks of Investing in the Fund

This prospectus describes the risks you may face as an investor in the Fund. It is important to keep in mind that generally, investments with a higher potential reward also have a higher risk of losing money. The reverse is also commonly true: the lower the risk, the lower the potential reward. However, as you consider an investment in the Fund, you should also take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in this investment for a long period of time to ride out down periods.

As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time, and it is possible to lose money. Each risk summarized below is considered a "principal risk" of investing in the Fund, regardless of the order in which it appears.

Principal Risks

Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs, such as the Fund, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

Cap Change Risk. A new Cap is established at the beginning of each Outcome Period and is dependent on prevailing market conditions at the time the Cap is established. Expected dividends of the Underlying ETF, market interest rates, the Underlying ETF's share price relative to the FLEX Options' strike prices, and the "implied volatility" of the Underlying ETF (the expected frequency and magnitude of changes of the Underlying ETF's share price) can impact the Cap the Fund is able to establish at the beginning of each outcome period. Extremely low interest rates (e.g., 0%) may result in a significantly lower Cap. As such, the Cap may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods. Investors should monitor the changes in the Cap for each Outcome Period, information for which will be made available pursuant to the procedure outlined in the Fund's prospectus.

Capital Protection Risk. There can be no guarantee that the Fund will be successful in its strategy to provide protection against 100% of Underlying ETF losses if the Underlying ETF's share price decreases over the duration of the Outcome Period. The Fund's strategy seeks to deliver returns that match those of the Underlying ETF (up to the Cap), while limiting downside losses, if Fund Shares are held at the time at which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Fund Shares after the FLEX Options were entered into or sells Fund Shares prior to the expiration of the FLEX Options, the Capital Protection that the Fund seeks to provide may not be available. If the Outcome Period has begun and the Underlying ETF has increased in value, the Capital Protection will not protect any decreases in the value of the Underlying ETF to the extent of such appreciation, and therefore an investor may experience losses from this appreciated value until the Fund reaches its original NAV from the commencement of the Outcome Period. Similarly, if an investor purchases Fund Shares after the commencement of the Outcome period and the Underlying ETF has increased in value, an investor purchasing Shares at that point will not benefit from the Capital Protection until the Underlying ETF's value decreases to its original value at the commencement of the Outcome Period. Accordingly, such investor will not receive the protection that the Fund seeks to provide until the Fund experiences losses that return it to its value at the commencement of the Outcome Period. If the FLEX Options (and therefore the Capital Protection) do not perform as expected, an investor may experience significant losses on its investment, including the loss of its entire investment.

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Capped Upside Risk. The Fund's strategy seeks to provide returns that are subject to the Cap. In the event that the Underlying ETF experiences gains in excess of the Cap for the Outcome Period, the Fund will not participate in, and will underperform the Underlying ETF to the extent of, those gains beyond the Cap. The Fund's strategy seeks to deliver returns that match those of the Underlying ETF (up to the Cap), while protecting against the entirety of downside losses of the Underlying ETF, if Fund Shares are held at the time at which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Fund Shares after the FLEX Options were entered into, there may be little or no ability for that investor to experience an investment gain on their Shares (and such investor may be subjected to potential losses between that Fund Share price and the Fund's NAV at the commencement of the Outcome Period). Further, because the FLEX Options are designed to produce returns that match the price return of the Underlying ETF (subject to the Cap) on the last day of the Outcome Period, if an investor sells Fund Shares prior to the expiration date of the FLEX Options such investor may sell at a point where the Fund's performance does not match the performance of the Underlying ETF over the Outcome Period, and therefore may sell at a point where the Fund has underperformed the Underlying ETF.

Cash Holdings Risk. The Fund may invest in cash and cash equivalents for indefinite periods of time when the Fund's investment adviser determines the prevailing market environment warrants doing so. When the Fund holds cash positions, it may lose opportunities to participate in market appreciation, which may result in lower returns than if the Fund had remained fully invested in the market. Furthermore, cash and cash equivalents may generate minimal or no income and could negatively impact the Fund's performance and ability to achieve its investment objective.

Clearing Member Default Risk. Transactions in some types of derivatives, including FLEX Options, are required to be centrally cleared ("cleared derivatives"). In a transaction involving cleared derivatives, the Fund's counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house ("clearing members") can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member's individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its FLEX Options may, in certain circumstances, be used to satisfy losses of other clients of the Fund's clearing member. In addition, although clearing members guarantee performance of their clients' obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member's bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund's behalf, which heightens the risks associated with a clearing member's default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund's ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund's behalf, the Fund may be unable to effectively implement its investment strategy.

Correlation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods, consistent with the Fund's valuation policy. Because a component of the FLEX option's value will be affected by, among other things, changes in the Underlying ETF's share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF's share price and the remaining time until the FLEX Options expire, the value of the Fund's FLEX Options positions is not anticipated to increase or decrease at the same rate as the Underlying ETF's share price, and it is possible they may move in different directions, and as a result, the Fund's NAV may not increase or decrease at the same rate as the Underlying ETF's share price. The Fund's strategy is designed to produce the outcomes upon the expiration of the FLEX Options on the last business day of the Outcome Period, and it should not be expected that the outcomes will be provided at any point other than the end of the Outcome Period.

Costs of Buying and Selling Fund Shares. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

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Derivatives Risk. Derivatives are instruments, such as futures and forward foreign currency contracts, whose value is derived from that of other assets, rates or indices. Derivatives may be more volatile than other investments and may magnify the Fund's gains or losses. Successful use of derivatives depends upon the level to which prices of the underlying assets correlate with price movements in the derivatives the Fund buys or sells. The Fund could be negatively affected if the change in market value of its securities fails to correlate with the value of derivatives it purchased or sold. The potential lack of a liquid market for a derivative may prevent the Fund from closing its derivatives positions to limit losses or realize profits. Derivatives may be purchased for a fraction of their value and small price movements may result in an immediate and substantial loss to the Fund. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. In addition, derivative instruments are subject to counterparty risk, meaning that the party with whom the Fund enters into the derivatives transaction (e.g., the clearinghouse or the broker holding the Fund's position for a futures contract or the counterparty for a forward contract) may experience a significant credit event and/or may be unwilling or unable to make timely settlement payments or otherwise honor its obligations. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.

Equity Securities Risk. Equity investments are subject to greater fluctuations in market value than other asset classes as a result of such factors as a company's business performance, investor perceptions, stock market trends and general economic conditions.

FLEX Options Risk. Trading FLEX Options involves risks different from, or possibly greater than, the risks associated with investing directly in securities. The Fund may not experience substantial upside participation from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund's FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund Shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund's FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund's Shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection may impact the value of the Fund and whether the Fund can satisfy its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment. The trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.

The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The FLEX Options are also subject to correlation risk, meaning the value of the FLEX Options does not increase or decrease at the same rate as the Underlying ETF (although they generally move in the same direction) or its underlying securities. The value of the FLEX Options prior to the expiration date may vary because of factors other than the value of the Underlying ETF, such as interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, a change in the actual and perceived volatility of the stock market and the Underlying ETF and the remaining time to expiration. FLEX Option prices may also be highly volatile and may fluctuate substantially during a short period of time. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options becomes more difficult and the judgment of the Fund's investment adviser (employing the fair value procedures approved by the Board of Trustees of the Trust) may play a greater role in the valuation of the Fund's holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations may be made in good

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Additional Information About Investment Strategies and Related Risks

faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value. Under those circumstances, the value of the FLEX Options will require more reliance on the investment adviser's judgment than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value paid for shares of the Fund.

Investment Timing Risk. An investor who purchases Fund Shares other than on the first day of the options package and/or sells Fund Shares before the options package expires may not experience the 100% downside protection or upside participation in the Underlying ETF. The Fund's downside protection and upside participation of the Underlying ETF may only be available for investors who hold Fund Shares throughout the complete term of the options package. An investor can expect their Fund Shares to move generally in the same direction as the Underlying ETF during the one-year options package. However, Fund Shares may not experience the same price movement as the price movement of the Underlying ETF. During the duration of the option package, there may be periods of significant disparity between the Fund's NAV and the Underlying ETF's price performance. For example, if an investor purchases Fund Shares during an options package period at a time when the Underlying ETF's share price has increased from its price at the beginning of the options package period, the investor may not be 100% protected against Underlying ETF downside losses. In addition, if an investor purchases Fund Shares during an options package period at a time when the Underlying ETF's share price has increased from its price at the beginning of the options package period, that investor's cap will essentially be decreased from the stated Cap by the amount of the increase in the Underlying ETF's value.

Large-Capitalization Investing Risk. Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks. In addition, larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer preferences. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

Liquidity Risk — FLEX Options. In the event that trading in the underlying FLEX Options is limited or absent, the value of the Fund's FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities, including certain non-customized option contracts. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. Additionally, the liquidation of a large number of FLEX Options may more significantly impact the price in a less liquid market. Further, the Fund requires a sufficient number of participants to facilitate the purchase and sale of options on an exchange to provide liquidity to the Fund for its FLEX Option positions. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund's net asset value and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of the Fund Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund's portfolio securities and the Fund's market price. This reduced effectiveness could result in Fund Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Fund Shares.

Market Risk. The risk that the securities markets will increase or decrease in value is considered market risk and applies to any security. If there is a general decline in the stock or fixed-income market, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests.

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New Fund Risk. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

Non-Diversification Risk. The Fund is classified as "non-diversified" under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Options Risk. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Fund's ability to utilize options successfully will depend on Calamos Advisors' ability to predict pertinent market movements, which cannot be assured.

The Fund's ability to close out its position as a purchaser or seller of an Options Clearing Corporation or exchange-listed put or call option is dependent, in part, upon the liquidity of the options market. If the Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option to realize any profit or the option would expire and become worthless. If the Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security until the option expired. As the writer of a covered call option on a security, the Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call. The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets until the next trading day.

Unless the parties provide for it, there is no central clearing or guaranty function in an over-the-counter option. As a result, if the counterparty fails to make or take delivery of the security or other instrument underlying an over-the-counter option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such counterparty or any guarantor or credit enhancement of the counterparty's credit to determine the likelihood that the terms of the over-the-counter option will be satisfied.

The Fund may also purchase or write over-the-counter put or call options, which involves risks different from, and possibly greater than, the risks associated with exchange-listed put or call options. In some instances, over-the-counter put or call options may expose the Fund to the risk that a counterparty may be unable or unwilling to perform according to a contract, and that any deterioration in a counterparty's creditworthiness could adversely affect the instrument. In addition, the Fund may be exposed to a risk that losses may exceed the amount originally invested.

Premium-Discount Risk. The Fund's Shares may trade above or below their NAV. The market prices of Fund Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Fund Shares on the Exchange. The trading price of Fund Shares may deviate significantly from NAV during periods of market volatility.

Secondary Market Trading Risk. Investors buying or selling Fund Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund Shares. Although the Fund's Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Fund Shares on the Exchange may be halted.

Sector Risk. To the extent the Underlying ETF invests a significant portion of its assets in a particular sector, a greater portion of the Fund's performance may be affected by the general business and economic conditions affecting that sector. Each sector may share economic risk with the broader market, however there may be economic risks specific to each sector. As a result, returns from those sectors may trail returns from the overall stock market and it is possible that the Underlying ETF may underperform the broader market, or experience greater volatility.

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Additional Information About Investment Strategies and Related Risks

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The federal income tax treatment of the securities in which the Fund may invest, including the Fund's option strategy, may not be clear or may be subject to recharacterization by the Internal Revenue Service. It could be more difficult to comply with the tax requirements applicable to RICs if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the Internal Revenue Service. Any such failure to comply with the rules applicable to RICs could cause the Fund to fail to qualify as such. To qualify and maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published Internal Revenue Service guidance or case law on how to determine the "issuer" of certain derivatives that the Fund will enter into. Based upon the language in the legislative history, the Fund intends to treat the issuer of an equity option as the referenced asset and to treat any income it may derive from an equity option as "qualifying income" under the provisions of the Code applicable to RICs. In the case of FLEX Options, assuming the referenced asset qualifies as a RIC, treating the issuer as the referenced asset would allow the Fund to count the FLEX Options as automatically diversified investments under the RIC diversification requirements. If the income is not qualifying income or the issuer of equity options, including FLEX Options, is not appropriately the referenced asset, the Fund may not qualify, or may be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund's taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

The Fund's investments in offsetting positions with respect to the Underlying ETF may affect the character of gains or losses realized by the Fund under the Code's "straddle" rules and may increase the amount of short-term capital gain realized by the Fund. Certain options the Fund holds may not qualify as "Section 1256 contracts" under Section 1256 of the Code, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

There is a risk that if the offsetting FLEX Options are held by a single person that the IRS may take the position that the FLEX Options, viewed together, should be treated as a single debt instrument for federal tax purposes. The result of such a position would be that the Fund would fail the RIC diversification tests causing the RIC to be taxed as a C corporation, unless certain cure rights based upon reasonable cause may apply. The Fund has obtained an opinion of tax counsel that the FLEX Options should not be collapsed into a single instrument. However, such an opinion is not binding upon the IRS or the courts.

Trading Issues Risk. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange's "circuit breaker" rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund's assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.

Underlying ETF Risk. The Fund invests in FLEX Options that reference an ETF, which subjects the Fund to certain of the risks of owning shares of an ETF as well as the types of instruments in which the Underlying ETF invests. The value of an ETF will fluctuate over time based on fluctuations in the values of the securities held by the ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. In addition, ETFs are subject to absence of an active market risk, premium/discount risk, tracking error risk and trading issues risk. Brokerage, tax and other expenses may negatively impact the performance of the Underlying ETF and, in turn, the value of the Fund's shares. An ETF that tracks an index may not exactly match the performance of the index due to cash drag, differences between the portfolio of the ETF and the components of the index, expenses and other factors.

Valuation Risk. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options and/or LEAPS Options may become more difficult. In market environments where there is reduced availability of reliable objective pricing data, the judgment of Calamos Advisors in determining the fair value of the security may play a greater role. While such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.

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Additional Information About Investment Strategies and Related Risks

The following are non-principal risks that generally apply to the Fund:

Cybersecurity Risk. Investment companies, such as the Fund, and their service providers are exposed to operational and information security risks resulting from cyberattacks, which may result in financial losses to the Fund and its shareholders.

Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, "ransomware" that renders systems inoperable until ransom is paid, the unauthorized release of confidential information, or various other forms of cybersecurity breaches. Cyber-attacks affecting the Fund, Calamos Advisors, custodian, transfer agent, distributor, market maker, authorized participants, administrator, intermediaries, trading counterparties, and other third-party service providers may adversely impact the Fund or the companies in which the Fund invests, causing the Fund's investments to lose value or to prevent a shareholder redemption or purchase from clearing in a timely manner. The use of artificial intelligence could exacerbate these risks.

Investment Management Risk. Whether the Fund achieves its investment objective(s) is significantly impacted by whether the Adviser is able to choose suitable investments for the Fund.

Market Disruption Risk. Certain events have a disruptive effect on securities markets, including but not limited to, terrorist attacks, war and other geopolitical events or catastrophes. The Adviser cannot predict the effect of similar events in the future on the U.S. or foreign economies. Certain securities such as high yield and equity securities tend to be impacted more by these events than other types of securities in terms of price and volatility.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund's ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Recent Market Events. Since the 2008 financial crisis, financial markets throughout the world have experienced periods of increased volatility, depressed valuations, decreased liquidity and heightened uncertainty and turmoil. This turmoil resulted in unusual and extreme volatility in the equity and debt markets, in the prices of individual securities and in the world economy. Events that have contributed to these market conditions include, but are not limited to, major cybersecurity events, geopolitical events (such as wars, terror attacks, natural or environmental disasters, country instability, and public health emergencies), measures to address budget deficits, downgrading of sovereign debt, dramatic changes in currency exchange rates, and public sentiment.

In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time. Economic, financial or political events, trading and tariff arrangements, terrorism, natural disasters, rapid technological developments, such as artificial intelligence, and other circumstances in one country or region could have profound impacts on global economies or markets. Widespread disease and virus epidemics and pandemics, such as the coronavirus outbreak, could likewise be highly disruptive, adversely affecting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments.

Portfolio security holdings disclosure

A description of the Fund's policies and procedures in connection with the disclosure of portfolio security holdings of the Fund are available in the SAI and on the Fund's website, www.calamos.com.

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Fund Facts

Who manages the Fund?

Investment Adviser

The Fund is advised by Calamos Advisors LLC ("Calamos Advisors" or the "Advisor"), 2020 Calamos Court, Naperville, Illinois 60563. Calamos Advisors, an investment adviser registered with the SEC effective May 29, 1987, is a wholly owned subsidiary of Calamos Investments LLC ("CILLC"). CILLC's assets under management as of December 31, 2024, were $40 billion ($38 billion of which represented Calamos Advisors' assets under management). Calamos Asset Management, Inc. ("CAM") is the sole manager of CILLC. As of July 31, 2025, approximately 22.4% of the outstanding interests of CILLC was owned by CAM, 77.72% by Calamos Partners LLC ("CPL"), and 0.04% by Calamos Equity Partners LLC ("CEP"). CAM is owned by John P. Calamos, Sr. and John S. Koudounis. CPL is owned by Calamos Family Partners, Inc. ("CFP") and John S. Koudounis. CFP is beneficially owned by members of the Calamos family, including John P. Calamos, Sr. CEP is owned by John S. Koudounis and Daniel L. Dufresne. Subject to the overall authority of the Board of Trustees, Calamos Advisors provides continuous investment supervision and management to the Fund under a management agreement and also furnishes office space, equipment and management personnel. For these services, the Fund pays Calamos Advisors a fee based on its average daily net assets, which is accrued daily and paid on a quarterly basis. The Fund will pay fees (before any reimbursement) under the management agreement in the following amounts as a percentage of its average net assets:

ETF	FEES
Calamos Nasdaq-100® Structured Alt Protection ETF® — December	0.69%

Out of this management fee, Calamos Advisors pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other service and license fees, except for distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, acquired fund fees and expenses, brokerage commissions and other expenses connected with the execution of portfolio transactions, taxes, interest, and extraordinary expenses.

At a meeting held on June 24, 2025, the Board of Trustees approved the Investment Management Agreement for the Fund. A discussion regarding the basis for the Board's approval of the Investment Management Agreement on behalf of the Fund is included in the Fund's Form N-CSR for the fiscal year ended July 31, 2025.

Portfolio Managers

David O'Donohue. David O'Donohue joined Calamos Advisors in August 2014 and has been a Sr. Co-Portfolio manager (since February 2024) and Co-Head of Alternative Strategies (since July 2024) and was a Co-Portfolio Manager from September 2015 through January 2024. Between March 2013 and August 2014, he was a Trader at Forty4 Asset Management LLC/Hard8 Futures LLC. Prior thereto, Mr. O'Donohue was a Portfolio Manager at Chicago Fundamental Investment Partners LLC from February 2009 to November 2012.

Jimmy Young. Jimmy Young joined Calamos Advisors in June 2003 and has been a Co-Portfolio Manager since February 2019. Between February 2018 and February 2019, he was an Assistant Portfolio Manager. Prior thereto, he was a senior strategy analyst from September 2015 to February 2018. Between July 2013 and August 2015, he was a strategy analyst.

Eli Pars. Eli Pars joined Calamos Advisors in May 2013 and has been Co-CIO, Co-Head of Alternative Strategies (since July 2024; previously served as Head of Alternative Strategies from September 2015 to June 2024) and Co-Head of Convertible Strategies, as well as a Senior Co-Portfolio Manager since September 2015. Between May 2013 and September 2015, he was a Co-Portfolio Manager. Previously, he was a Portfolio Manager at Chicago Fundamental Investment Partners from February 2009 until November 2012.

Jason Hill. Jason Hill joined Calamos Advisors in March 2004 and has been a Sr. Co-Portfolio Manager since February 2024 and was a Co-Portfolio Manager from June 2014 through January 2024. Between August 2013 and June 2014, he was a Senior Strategy Analyst. Previously, he was a Portfolio Administrator.

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Fund Facts

Anthony Vecchiolla. Anthony Vecchiolla joined Calamos Advisors in May 2014 and since February 2023 has been Co-Portfolio Manager. Previously, he was Research Associate from May 2014 to August 2015, Research Analyst from September 2015 to February 2020, Senior Research Analyst from February 2020 to February 2021, and Assistant Portfolio Manager from February 2021 to January 2023.

Jordan Rosenfeld. Jordan Rosenfeld joined Calamos Advisors in April 2025 and is a Co-Portfolio Manager. Between June 2018 to March 2025, Mr. Rosenfeld was a Senior Director and Portfolio Manager at Milliman, where he was responsible for managing derivatives strategies in exchange-traded funds, mutual funds, and unit investment trusts. Previously, he was a Trader at Gelber Group from January 2016 to December 2017.

The Fund's SAI provides additional information about each portfolio manager, including other accounts they manage, their ownership in the Calamos Family of Funds and their compensation.

Management Approach

Calamos Advisors employs a "team of teams" approach to portfolio management, led by the Global CIO and our CIO team consisting of 5 Co-CIOs with specialized areas of investment expertise. The Global CIO and Co-CIO team are responsible for oversight of investment team resources, investment processes, performance and risk. As heads of investment verticals, Co-CIOs manage investment team members and, along with Co- Portfolio Managers and Associate Portfolio Managers, have day-to-day portfolio oversight and construction responsibilities of their respective investment strategies. While investment research professionals within each Co-CIO's team are assigned specific strategy responsibilities, they also provide support to other investment team verticals, creating deeper insights across a wider range of investment strategies. The combination of specialized investment teams with cross-team collaboration results in what we call our team of teams approach.

This team of teams approach is further reflected in the composition of Calamos Advisors' Investment Committee, made up of the Global CIO, the Co-CIO team, and the Global Head of Trading. Other members of the investment team participate in Investment Committee meetings in connection with specific investment related issues or topics as deemed appropriate.

The structure and composition of the Investment Committee results in a number of benefits, as it:

•  Leads to broader perspective on investment decisions: multiple viewpoints and areas of expertise feed into consensus;

•  Promotes collaboration between teams; and

•  Functions as a think tank with the goal of identifying ways to outperform the market on a risk-adjusted basis.

The objectives of the Investment Committee are to:

•  Form the firm's top-down macro view, market direction, asset allocation, and sector/country positioning.

•  Establish firm-wide secular and cyclical themes for review.

•  Review firm-wide and portfolio risk metrics, recommending changes where appropriate.

•  Review firm-wide, portfolio and individual security liquidity constraints.

•  Evaluate firm-wide and portfolio investment performance.

•  Evaluate firm-wide and portfolio hedging policies and execution.

•  Evaluate enhancements to the overall investment process.

How to Buy and Sell Shares

Fund Shares are listed for secondary trading on the Exchange under the symbol CPNQ and individual Fund Shares may only be purchased and sold in the secondary market through a broker-dealer. The Exchange and secondary markets are closed on weekends and also are generally closed on the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Exchange may close early on the business day before certain holidays and on the day after Thanksgiving Day. Exchange holiday schedules are subject to change without notice. If you buy or sell Fund Shares in the secondary market, you will pay the secondary market price for Fund Shares. In addition, you may incur customary brokerage commissions and charges and may

CALAMOS NASDAQ-100® STRUCTURED ALT PROTECTION ETF® — DECEMBER
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Fund Facts

pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

The trading prices of Fund Shares will fluctuate continuously throughout trading hours based on market supply and demand rather than the relevant Fund's net asset value, which is calculated at the end of each business day. Fund Shares will trade on the Exchange at prices that may be above (i.e., at a premium) or below (i.e., at a discount), to varying degrees, the daily net asset value of Fund Shares. The trading prices of Fund Shares may deviate significantly from the Fund's net asset value during periods of market volatility. Given, however, that Fund Shares can be issued and redeemed daily in Creation Units, the Adviser believes that large discounts and premiums to net asset value should not be sustained over long periods.

Authorized Participants may acquire shares directly from the Fund, and Authorized Participants may tender their shares for redemption directly to the Fund, at NAV per share only in Creation Units. Purchases and redemptions directly with the Fund must follow the Fund's procedures, which are described in the SAI.

The Fund may liquidate and terminate at any time without shareholder approval.

Book Entry

Fund Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding Shares of the Fund and is recognized as the owner of all Shares for all purposes.

Investors owning Fund Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Fund Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Fund Shares, you are not entitled to receive physical delivery of stock certificates or to have Fund Shares registered in your name, and you are not considered a registered owner of Fund Shares. Therefore, to exercise any right as an owner of Fund Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or "street name" form.

Fund Share Trading Prices

The trading prices of Shares of the Fund on the Exchange may differ from the Fund's daily NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of Shares of the Fund.

The approximate value of Shares of the Fund, an amount representing on a per share basis the sum of the current market price of the cash or securities, as applicable, accepted by the Fund in exchange for Shares of the Fund and an estimated cash component, if any, is disseminated every 15 seconds throughout the trading day through the facilities of the Consolidated Tape Association. This approximate value should not be viewed as a "real-time" update of the NAV per Share of the Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The Fund is not involved in, or responsible for, the calculation or dissemination of the approximate value of the Fund Shares and the Fund does not make any warranty as to its accuracy.

Frequent Purchases and Redemptions of Fund Shares

Shares of the Fund may be purchased and redeemed directly from the Fund only in Creation Units by Authorized Participants. The vast majority of trading in Shares of the Fund occurs on the secondary market, and does not involve the Fund directly. In-kind purchases and redemptions of Creation Units by Authorized Participants and cash trades on the secondary market are unlikely to cause many of the harmful effects of frequent purchases and/or redemptions of Fund Shares. Cash purchases and/or redemptions of Creation Units, however, can result in disruption of portfolio management, dilution to the Fund and increased transaction costs, which could negatively impact the Fund's ability to achieve its investment objective, and may lead to the realization of capital gains. These consequences may increase as the frequency of cash purchases and redemptions of Creation Units by Authorized Participants increases. However, direct trading by Authorized Participants is critical to ensuring that Fund Shares trade at or close to NAV.

The Fund impose no restrictions on the frequency of purchases and redemptions ("market timing"). To minimize these potential consequences of frequent purchases and redemptions of Fund Shares, the Fund employs fair valuation pricing, and

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Fund Facts

imposes transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs the Fund incurs in effecting trades. In addition, the Adviser monitors trades by Authorized Participants for patterns of abusive trading and the Fund reserves the right to not accept orders from Authorized Participants that the Adviser has determined may be disruptive to the management of the Fund, or otherwise are not in the best interests of the Fund. For these reasons, the Board has not adopted policies and procedures with respect to frequent purchases and redemptions of Fund Shares. The Trust's policies and procedures regarding frequent purchases and redemptions may be modified by the Board of Trustees at any time.

The Trust's policies and procedures prohibit the practice of any officer or employee of the Trust, a Trust investment adviser (including any sub-adviser), the distributor, custodian, or transfer agent, or other affiliated person of the Trust placing orders to purchase or redeem shares of a series of the Trust after the designated time as of which the Fund calculates its NAV (i.e., "late trading").

Distribution and Service Plan

The Fund has adopted a distribution and service plan ("Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services ("Service Providers"). If a Service Provider provides such services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Fund, however, and there are no current plans to impose these fees. In the event Rule 12b-1 fees are charged, over time they would increase the cost of an investment in the Fund because they would be paid on an ongoing basis.

Fund Website and Disclosure of Portfolio Holdings

The Trust maintains a website for the Fund at www.calamos.com. Among other things, this website includes this Prospectus and the SAI, and will include the Fund's holdings, the Fund's last annual and semi-annual reports (when available), pricing information about Fund Shares trading on the Exchange, daily NAV calculations and a historical comparison of the trading prices to NAV.

Each day the Fund is open for business, the Trust publicly disseminates the Fund's full portfolio holdings as of the close of the previous day through its website at www.calamos.com. A description of the Trust's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the Fund's SAI.

Dividends, Other Distributions and Taxes

Fund Distributions

The Fund distributes its net realized capital gains, if any, to shareholders annually. Ordinarily, dividends from net investment income, if any, are declared and paid at least annually by the Fund.

Distributions in cash may be reinvested automatically in additional whole Fund Shares only if the broker through whom you purchased Fund Shares makes such option available. The Fund realizes capital gains or losses whenever it sells securities. Net long-term capital gains are distributed to shareholders as "capital gain dividends."

Brokers may make available to their customers who own Fund Shares the DTC book-entry dividend reinvestment service. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require Fund shareholders to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and net realized gains will be automatically reinvested in additional whole Fund Shares of the Fund purchased in the secondary market. Without this service, investors would receive their distributions in cash.

Taxes

As with any investment, you should consider how your investment in Fund Shares will be taxed. The tax information in this prospectus is provided only as general information. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer,

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Fund Facts

or other investor with special circumstances. However, with respect to certain tax issues, the summaries describe the general tax treatment of certain distributions made to corporations and non-U.S. persons. In addition, this section does not describe your state, local or non-U.S. tax consequences. You should consult your own tax advisor about the tax consequences of an investment in Fund Shares.

Fund distributions to you and the sale or redemption of your Fund Shares will have tax consequences to you. Such consequences may be different if you hold your Fund Shares through a tax-exempt entity or tax-advantaged retirement account, such as an individual retirement account or 401(k) plan.

The Fund has elected to be treated, and intends to qualify each year, as a regulated investment company (a "RIC") under the Code. As a RIC, the Fund is generally not subject to corporate-level U.S. federal income tax on any net ordinary income or capital gains that are timely distributed to shareholders. However, the Fund's failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in corporate-level taxation and, consequently, a reduction in amounts available for distribution to shareholders.

The Fund may enter into option agreements with the same counterparty but has taken the position that the option agreements are separate agreements. Under general tax principles, the Fund would not accrue income on separate option agreements during the term of the agreements. However, if the agreements are treated as one agreement, the Fund might be required to accrue income and make annual distributions of income. If the Fund is required to accrue income, but does not distribute the income to shareholders, the Fund may fail to qualify as a RIC. In addition, if the agreements are treated as one agreement, the Fund may fail either or both of the RIC income and diversification tests.

For purposes of the diversification tests, the identification of the issuer (or, in some cases, issuers) of a particular investment can depend on the terms and conditions of such investment. In particular, there is no published Internal Revenue Service guidance or case law on how to determine the "issuer" of various derivatives that the Fund may enter into. Therefore, there is a risk that the Fund will not meet the Code's diversification requirements and will not qualify, or will be disqualified, as a RIC.

Taxes on Distributions

Distributions by the Fund generally are taxable to you as ordinary income or capital gains. Distributions are subject to federal income tax, whether received in cash or reinvested in additional Fund Shares or shares of another fund, and may be subject to state or local taxes. Distributions of the Fund's "investment company taxable income" generally will be taxable as ordinary income to the extent of the Fund's current or accumulated earnings and profits. Notwithstanding the foregoing, distributions that are attributable to "qualified dividends" received by the Fund may be eligible to be taxed at long-term capital gains rates, as long as the Fund and the shareholder meet certain holding period requirements. It is not anticipated that the Fund will have qualified dividend income.

Distributions of the Fund's net capital gain that are properly reported by the Fund as "capital gain dividends" will generally be taxable to you as long-term capital gains, currently at a maximum rate of 20%, regardless of your holding period in the Fund's Shares. The Fund's option strategy is likely to reduce the amount of dividends that might otherwise qualify as capital gains dividends. Distributions in excess of the Fund's current and accumulated earnings and profits first will reduce your adjusted tax basis in your Fund Shares and, after the adjusted basis is reduced to zero, will constitute capital gain. Such capital gain will be long-term capital gain and thus, will be taxed at a maximum rate of 20%, if the distributions are attributable to Fund Shares that you have held for more than one year.

Certain non-corporate taxpayers will also be subject to a 3.8% U.S. federal Medicare contribution tax with respect to the lesser of (1) their "net investment income" or (2) the excess of their "modified adjusted gross income" over a threshold amount ($200,000 for single taxpayers and $250,000 for taxpayers who are married and filing jointly).

Corporate shareholders of the Fund are generally eligible for a dividends-received deduction with respect to ordinary income dividends (but not capital gain dividends) properly designated as eligible for such deduction by the Fund, as long as the Fund and the corporate shareholder meet certain holding period and other requirements. It is not anticipated that the Fund will make distributions eligible for the dividend-received deduction.

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Fund Facts

Under a dividend reinvestment service, you may have the option to have all cash distributions automatically reinvested in additional Fund Shares. Any distributions reinvested under such a service will nevertheless be taxable to you as described above.

You will have an adjusted basis in the additional Fund Shares purchased through such a reinvestment service equal to the amount of the reinvested distribution plus the amount of any fees charged for the transaction. The additional Fund Shares will have a holding period commencing on the day following the day on which they are credited to your account.

A distribution will reduce the Fund's NAV per Share and generally will be taxable to you as ordinary income or capital gain even if it is paid from income or gains earned by the Fund before you invested in the Fund. From an investment standpoint, such a distribution constitutes a return of capital. However, from a tax standpoint, it constitutes taxable income. In general, distributions are subject to federal income tax as of the date of payment. However, distributions paid in January will be treated as paid on December 31 of the prior year if they were declared and payable to shareholders of record on a date in October, November or December of the prior year.

The Fund's transactions in derivatives, as well as any of its hedging, short sale, securities loan or similar transactions may be subject to one or more special tax rules. These rules may affect whether gains and losses recognized by the Fund are treated as ordinary or capital, accelerate the recognition of income or gains to the Fund, defer losses to the Fund, and cause adjustments in the holding periods of the Fund's securities, thereby affecting whether capital gains and losses are treated as short-term or long-term. These rules could therefore affect the amount, timing and/or character of distributions to shareholders and thus taxes payable by shareholders.

The FLEX Options included in the Fund's portfolio are exchange-traded options. Under Section 1256 of the Code, certain types of exchange-traded options are treated as if they were sold (i.e., "marked to market") at the end of each year. The Fund does not believe that some of the positions in FLEX Options held by the Fund will be subject to Section 1256, which means that the positions will not be marked to market, but the positions will be subject to the straddle rules.

The straddle rules may affect the character of gains (or losses) realized by the Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that the Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

The tax consequences of straddle transactions to the Fund are not entirely clear in all situations under currently available authority. The straddle rules may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to U.S. shareholders in a non-liquidating distribution. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, if the Fund makes a non-liquidating distribution of its short-term capital gain, the amount which must be distributed to U.S. shareholders as ordinary income may be increased substantially as compared to the Fund that did not engage in such transactions.

You may be subject to federal back-up withholding tax, if you do not provide the Fund with a taxpayer identification number (for an individual, a social security number) and make other required certifications, or the Internal Revenue Service informs the Fund that your tax identification number is incorrect. Backup withholding is not an additional tax. You may claim the amount withheld as a credit on your federal income tax return, provided you furnish the appropriate information to the Internal Revenue Service.

Taxes When Shares are Sold

Any capital gain or loss realized upon a sale of Fund Shares is generally treated as long-term capital gain or loss if you have held the Fund Shares for more than one year and as short-term capital gain or loss if you have held the Fund Shares for one year or less. The ability to deduct capital losses realized on a sale of Fund Shares may be limited.

CALAMOS NASDAQ-100® STRUCTURED ALT PROTECTION ETF® — DECEMBER
34

Fund Facts

Taxes on Purchase and Redemption of Creation Units

An Authorized Participant that exchanges equity securities for Creation Units will generally recognize a gain or a loss on the exchange. Any such gain or loss will be equal to the difference between the market value of the Creation Units at the time of the exchange, plus (or minus) the cash amount received (or paid), and such Authorized Participant's aggregate basis in the securities surrendered. A person who redeems Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the aggregate market value of the securities received plus (or minus) any cash received (or paid), and such person's basis in the Creation Units redeemed. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in the Authorized Participant's economic position with respect to such Creation Units. Persons exchanging securities should consult their own tax advisor with respect to the applicability of the wash sale rules and the availability and timing of a deduction for any loss. In addition, when a regulated investment company redeems a shareholder in kind, the regulated investment company generally is not required to recognize taxable gains in respect of the portfolio securities it distributes to the redeeming shareholder. However, the Fund may be required to recognize taxable gain on the distribution of certain securities, and the Internal Revenue Service may assert that the Fund must recognize taxable gain in respect of certain other securities that the Fund distributes to a shareholder in exchange for Creation Units, which may increase the amount of taxable gains that the Fund would otherwise be required to distribute in order to maintain its qualification as a regulated investment company and avoid the Fund-level tax.

Any capital gain or loss realized upon a redemption of Creation Units is generally treated as long-term capital gain or loss if the Creation Units have been held for more than one year and as short-term capital gain or loss if the Creation Units have been held for one year or less. If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Fund Shares you purchased or sold and at what price.

Authorized Participants that are dealers may be subject to special tax rules and should consult their own tax advisors regarding the tax consequences of purchasing and redeeming Creation Units in their capacity as dealers.

Treatment of Fund Expenses

Expenses incurred and deducted by the Fund will generally not be treated as income taxable to you.

Non-U.S. Investors

If you are a non-U.S. investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you should be aware that, generally, subject to applicable tax treaties, distributions from the Fund will be characterized as dividends for U.S. federal income tax purposes (other than dividends which the Fund properly reports as capital gain dividends) and will be subject to U.S. federal income taxes, including withholding taxes, subject to certain exceptions described below. However, distributions received by a non-U.S. investor from the Fund that are properly reported by the Fund as capital gain dividends may not be subject to U.S. federal income taxes, including withholding taxes, provided that the Fund makes certain elections and certain other conditions are met. The Fund's option strategy is likely to reduce the amount of distributions otherwise eligible to be capital gains dividends.

Distributions may be subject to a U.S. withholding tax of 30% in the case of distributions to (i) certain non-U.S. financial institutions that have not entered into an agreement with the U.S. Treasury to collect and disclose certain information and are not resident in a jurisdiction that has entered into such an agreement with the U.S. Treasury and (ii) certain other non-U.S. entities that do not provide certain certifications and information about the entity's U.S. owners. The Internal Revenue Service and the Department of Treasury have issued proposed regulations providing that these withholding rules will not be applicable to the gross proceeds of share redemptions or capital gains dividends that the Fund pays.

Other Tax Matters

The foregoing is only a summary of certain federal income tax considerations of investing in the Fund under current law, which is subject to change in the future. Shareholders who are not U.S. persons within the meaning of the Code, such as non-resident aliens, foreign trusts or estates, or foreign corporations or partnerships may be subject to different U.S. federal income tax treatment.

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Fund Facts

You may also be subject to state and local taxes on distributions paid by the Fund, and sales and redemptions of Fund Shares. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific tax situation. More information about taxes can be found in the Fund's SAI.

Net Asset Value

The NAV of shares is determined at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on each day the New York Stock Exchange ("NYSE") is open. NAV is computed by determining the aggregate market value of all assets of the Fund, less its liabilities, divided by the total number of shares outstanding (assets-liabilities)/number of shares = NAV). The NYSE is closed on weekends and New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV takes into account the expenses and fees of the Fund, including management, administration, and distribution fees, which are accrued daily. The determination of NAV for the Fund for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received by the Fund (or an authorized broker or agent, or its authorized designee) before the close of trading on the NYSE on that day.

Generally, securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") National Market System for which market quotations are readily available shall be valued using the NASDAQ official closing price. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Futures, swaps and options contracts listed for trading on a futures or options exchange or board of trade for which market quotations are generally available are valued at the last quoted sale price, or, in the absence of a sale, at the mean of the last bid and ask price. Total return swaps on exchange-listed securities are valued at the last quoted sale price, or, in the absence of a sale, at the mean of the last bid and ask price.

Securities held by the Fund are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Board of Trustees ("Valuation Procedures"). If market quotations are not readily available, securities or other assets will be valued at their fair value as determined in good faith by the Adviser in accordance with procedures approved by the Board and evaluated by the Board as to the reliability of the fair value method used. In these cases, the Fund's NAV will reflect certain portfolio securities' fair values rather than their market prices. Fair value pricing involves subjective judgments, and it is possible that the fair value determined for a security or other asset may be materially different than the value that could be realized upon the sale of that security or other asset. The fair value prices can differ from market prices. The Board of Trustees has designated Calamos Advisors as "valuation designee" for the Fund. The valuation designee is responsible for determining the value of the Fund's investments. The designee may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to ensure the process produces reliable results.

The Fund may use independent pricing services to assist in calculating the value of the Fund's securities or other assets.

With respect to any portion of the Fund's assets that are invested in one or more open-end management investment companies registered under the 1940 Act, the Fund's net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

CALAMOS NASDAQ-100® STRUCTURED ALT PROTECTION ETF® — DECEMBER
36

Fund Facts

Fund Service Providers

State Street Bank and Trust Company ("State Street"), located at One Congress Street, Suite 1, Boston, Massachusetts 02114-2016, serves as the Fund's administrator, custodian, fund accounting and transfer agent.

Calamos Financial Services LLC ("CFS"), located at 2020 Calamos Court, Naperville, Illinois 60563, serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in Fund Shares.

Ropes & Gray LLP, located at 191 North Wacker Drive, 32nd Floor, Chicago, IL 60606, serves as legal counsel to the Trust.

Premium/Discount Information

Information showing the number of days the market price of the Fund Shares was greater (at a premium) and less (at a discount) than the Fund's NAV for the most recently completed calendar year, and the most recently completed calendar quarters since that year (or the life of the Fund, if shorter), is available at www.calamos.com.

Investments by Other Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including Fund Shares. The SEC adopted Rule 12d1-4 under the 1940 Act on November 19, 2020, which became effective January 19, 2021. The Fund is required to comply with the conditions of Rule 12d1-4, which allows, subject to certain conditions, the Fund to invest in other registered investment companies and other registered investment companies to invest in the Fund beyond the limits contained in Section 12(d)(1) of the 1940 Act.

PROSPECTUS | November 28, 2025
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Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance for the period of December 2, 2024 (commencement of operations) through July 31, 2025. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's financial statements, are included in the SAI, which is available upon request.

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the year was as follows:

	December 2, 2024• through July 31,
	2025
Per share operating performance
Net asset value, beginning of year	$24.49
Income from investment operations:
Net investment income (loss)(a)	(0.11)
Net realized and unrealized gain (loss)	1.34
Total from investment operations	1.23
Less distributions to common shareholders from:
Net investment income	—
Total distributions	—
Net asset value, end of year	$25.72
Total return applicable to common shareholders
Total investment return based on:
Net asset value(b)	5.02%
Ratios to average net assets applicable to common shareholders
Net expenses	0.69	%(c)
Net investment income (loss)	(0.68	%)(c)
Supplemental data
Net assets applicable to common shareholders, end of year (000)	$14,788
Portfolio turnover rate(d)(e)	0%

  •  Commencement of operations.

  (a)  Net investment income (loss) allocated based on average shares method.

  (b)  Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

  (c)  Annualized.

  (d)  Not annualized.

  (e)  Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

CALAMOS NASDAQ-100® STRUCTURED ALT PROTECTION ETF® — DECEMBER
38

Other Information

Continuous Offering

The method by which Creation Units of Fund Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of Fund Shares are issued and sold by the Fund on an ongoing basis, a "distribution," as such term is used in the Securities Act of 1933, as amended (the "Securities Act"), may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirements and liability provisions of the Securities Act. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Fund Shares and sells the Fund Shares directly to customers or if it chooses to couple the creation of a supply of new Fund Shares with an active selling effort involving solicitation of secondary market demand for Fund Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in Fund Shares, whether or not participating in the distribution of Fund Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not "underwriters" but are participating in a distribution (as contrasted with engaging in ordinary secondary market transactions) and thus dealing with the Fund Shares that are part of an overallotment within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national exchange.

Disclaimer

Nasdaq®, Nasdaq-100®, Nasdaq-100 Index®, and QQQ® are registered trademarks of Nasdaq, Inc. (which with its affiliates is referred to as the "Corporations") and are licensed for use by Calamos Advisors LLC. The Product(s) have not been passed on by the Corporations as to their legality or suitability. The Product(s) are not issued, endorsed, sold, or promoted by the Corporations. The Corporations make no warranties and bear no liability with respect to the product(s).

Summary of Certain Provisions of the Second Amended and Restated Trust Instrument

The summary below is a synopsis of certain provisions contained in the Trust's Second Amended and Restated Trust Instrument (the "Trust Instrument"). Shareholders should refer to the Trust Instrument for further information. Defined terms have the meanings contained in the Trust Instrument.

Derivative Actions

The Second Amended and Restated Trust Instrument (the "Trust Instrument") requires, within Section 9 of Article IV, that before bringing any derivative action on behalf of the Fund, Shareholders must have made a written demand to the Board of Trustees requesting that they cause the Trust or affected Series or Class, as applicable, to file the action itself.

In order to warrant consideration, any such written demand must include at least the following:

(1)  a detailed description of the action or failure to act complained of and the facts upon which each such allegation is made;

(2)  a statement to the effect that the complaining Shareholders believe that they will fairly and adequately represent the interests of similarly situated Shareholders in enforcing the right of the Trust or the affected Series or Class, as applicable and an explanation of why the complaining Shareholders believe that to be the case;

PROSPECTUS | November 28, 2025
39

Other Information

(3)  a certification that the following requirements have been met, as well as information reasonably designed to allow the Trustees to verify that certification:

(a)  each complaining Shareholder was a Shareholder of the Trust or the affected Series or Class, as applicable, at the time of the action or failure to act complained of, or acquired the Shares afterwards by operation of law from a Person who was a Shareholder at that time; and

(b)  each complaining Shareholder was a Shareholder of the Trust or the affected Series or Class, as applicable, as of the time the demand required by Section 9 of Article IV was made; and

(4)  a certification that each complaining Shareholder will be a Shareholder of the Trust or the affected Series or Class, as applicable as of the commencement of the derivative action.

The Trust Instrument further provides that at least 10% of the Shareholders of the Trust or the affected Series or Class, as applicable, must join in bringing the derivative action. This provision does not apply to claims brought under the federal securities laws.

The Trust Instrument also provides that a copy of the derivative complaint must be served on the Trust, assuming the requirements described above have already been met and the derivative action has not been barred as further described in the Trust Instrument.

Forum and Waiver of Jury Trial

Section 10 of Article X of the Trust Instrument outlines which shareholder actions must be brought in state court and which must be brought in federal court. This section states in particular that, unless the Trust consents in writing to the selection of an alternative forum, the Federal District Courts of the United States of America shall be the sole and exclusive forum for the resolution of any complaint asserting a cause of action arising under any federal securities law. This provision may increase costs for a shareholder to bring a claim or may limit a shareholder's ability to bring a claim in a judicial forum that they find more convenient or favorable. While the enforceability of the exclusive forum provisions may be challenged, this section also provides that if any provisions of Section 10 shall be held to be invalid, illegal or unenforceable, the validity, legality and enforceability of the remaining portions will still apply.

Section 10 of Article X of the Trust Instrument also states that shareholders and all other such persons bringing any such suit, action, or proceeding in the Superior Court in the State of Delaware waive the right to a trial by jury to the fullest extent permitted by law.

CALAMOS NASDAQ-100® STRUCTURED ALT PROTECTION ETF® — DECEMBER
40

For more detailed information on the Fund, several additional sources of information are available to you. The Fund's SAI, incorporated by reference into this prospectus, contains detailed information on the Fund's policies and operation. Additional information about the Fund's investments is available in the annual and semi-annual reports to shareholders and in Form N-CSR. In the Fund's annual reports, you will find a discussion of the market conditions and investment strategies that significantly impacted the Fund's performance during the last fiscal year. In Form N-CSR, you will find the Fund's annual and semi-annual financial statements. The Fund's most recent SAI, annual or semi-annual reports and certain other information are available free of charge by calling the Fund at (866) 363-9219, on the Fund's website at www.calamos.com or through your financial advisor. Shareholders may call the toll-free number above with any inquiries.

You may obtain this and other information regarding the Fund, including the SAI and Codes of Ethics adopted by the Adviser, Distributor and the Trust, directly from the SEC. Information on the SEC's website is free of charge. Visit the SEC's on-line EDGAR database at http://www.sec.gov. You may also request information regarding the Fund by sending a request (along with a duplication fee) to the SEC by sending an electronic request to publicinfo@sec.gov.

Calamos Nasdaq-100® Structured Alt Protection ETF® — December

2020 Calamos Court
Naperville, IL 60563-2787
866.363.9219

www.calamos.com

SEC File
#811-22887

CPNQSTAPRO 112825

Fund Name	Ticker	Exchange
Calamos Russell 2000® Structured Alt Protection ETF® — January	CPRY	NYSE Arca

Prospectus November 28, 2025

The fund listed above (the "Fund") is a series of the Calamos ETF Trust (the "Trust") and an exchange-traded fund ("ETF"). The Fund lists and principally trades its shares on the NYSE Arca, Inc. ("NYSE Arca" or the "Exchange").

The U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

As described in more detail in the Fund's summary, the Fund seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the iShares® Russell 2000® ETF ("Underlying ETF") up to a predetermined upside cap (the "Cap"), while protecting against 100% of the Underlying ETF's losses (before fees and expenses), over a period of approximately one-year (the "Outcome Period").

•  Upside Cap: A pre-determined upside return Cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Outcome Period. The Cap is determined before fees and expenses. The Cap is expected to change at the beginning of each new Outcome Period.

•  Capital Protection: Represents downside protection target equal to 100% of losses (before fees and expenses) of the Underlying ETF, over the Outcome Period. There is no guarantee the Fund will be successful in providing the sought-after downside protection.

•  Outcome Period: The approximate one-year period over which the Fund seeks to produce the Capital Protected Target Outcome. The current Outcome Period is from January 1, 2025 through December 31, 2025. The Fund will not terminate after the conclusion of the Outcome Period. After the conclusion of the Outcome Period, another will begin.

•  Together, the Upside Cap, Capital Protection, and Outcome Period makeup the "Capital Protected Target Outcome" (alternatively, the "Target Outcome").

•  The Target Outcome may not be achieved, and investors may lose some or all of their money. The Fund is designed to achieve the Target Outcome only if an investor buys on the first day of the Outcome Period and holds the Fund until the end of the Outcome Period.

•  If investors buy or sell on a date other than the start or end date of the Outcome Period, their returns will be different and they may incur losses in excess of the Capital Protection level (i.e., losses exceeding 0%) and they may not experience gains up to the Cap.

•  Investors considering purchasing shares after the beginning of the Outcome Period or considering selling their shares prior to the end of the Outcome Period should visit the Fund's website at www.calamos.com for important information and considerations regarding the Fund's potential outcomes.

•  In periods of extreme market volatility, or during market disruption events, the Fund's ability to offset investor losses via the Capital Protection or provide a return up to the stated upside Cap may be impaired.

•  The Fund will not terminate upon reaching the end of an Outcome Period. Rather, the Fund will rebalance, entering into a new set of options positions, thereby establishing a new Outcome Period, with a new Cap, and reset Capital Protection.

•  The Fund has characteristics unlike many traditional investment products and may not be suitable for all investors. The Fund is only appropriate for shareholders willing to bear losses, including some or all of their investment.

Calamos Russell 2000® Structured Alt Protection ETF® — January

Investment Objective

Calamos Russell 2000® Structured Alt Protection ETF® — January (the "Fund") seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the iShares® Russell2000® ETF ("Underlying ETF") up to a cap of 9.59% (the "Cap"), while protecting against 100% of negative price return of the Underlying ETF (before fees and expenses), for the period from January 1, 2025 through December 31, 2025.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund ("Fund Shares"). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.69%
Distribution and/or Service Fees (12b-1)	0.00%
Other Expenses	0.00%
Total Annual Operating Expenses	0.69%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, whether you sell or hold your Fund Shares, would be:

You would pay the following expenses whether you sell or hold your Fund Shares at the end of the period:

One Year	Three Years	Five Years	Ten Years
$70	$221	$384	$859

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund ("ETF") that is designed to provide investors with the opportunity to benefit from increases in the Underlying ETF's share price up to the stated cap over a specified period of time of approximately one-year (the "Outcome Period"), while providing protection against decreases in the Underlying ETF's share price over the same Outcome Period (before taking fees and expenses into account).

Under normal market conditions, the Fund invests substantially all of its assets in FLexible EXchange Options ("FLEX Options") that reference the price performance of the iShares® Russell 2000® ETF (the "Underlying ETF"). FLEX Options are customized equity or index option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates.

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Calamos Russell 2000® Structured Alt Protection ETF® — January

The Underlying ETF is an exchange-traded fund that seeks to track the investment results of the Russell 2000® Index, which is a float-adjusted capitalization-weighted index of equity securities issued by the approximately 1,945 smallest issuers in the Russell 3000® Index. The Underlying ETF measures the performance of the small-capitalization sector of the U.S. equity market, as defined by FTSE Russell. The Underlying ETF is reconstituted on an annual basis. The Fund's performance does not reflect the payment of dividends by the Underlying ETF. See "The Underlying ETF" for more information.

The returns an investor will receive from an investment in the Fund have characteristics that are distinct from many other investment vehicles, including the Underlying ETF. It is important that you understand these characteristics before making an investment in the Fund.

The Fund uses FLEX Options to employ a capital protected target outcome strategy. Target outcome strategies seek to produce pre-determined investment outcomes based upon the performance of an underlying security or index. The pre-determined outcomes sought by the Fund, which include capital protection to absorb 100% of losses (before fees and expenses) in the Underlying ETF (the "Capital Protection") and upside participation to a stated cap of 9.59% (before fees and expenses) (the "Cap"), are based on the price performance of the Underlying ETF over an Outcome Period.

The outcomes the Fund seeks for investors that hold Fund Shares for an entire Outcome Period are as follows, though there can be no guarantee these results will be achieved:

•  If the Underlying ETF appreciates over the Outcome Period, the combination of FLEX Options held by the Fund seeks to provide upside participation matching that of the Underlying ETF, up to a cap that is determined at the start of the Outcome Period.

•  If the Underlying ETF decreases over the Outcome Period, the combination of FLEX Options held by the Fund seeks to provide protection against 100% of Underlying ETF losses, prior to taking into account the Fund's fees and expenses.

The Fund does not seek to provide capital protection against 100% of losses (before fees and expenses) of the Underlying ETF as of any time other than the end of the Outcome Period.

For the Outcome Period beginning on January 1, 2025 and ending on December 31, 2025, the Cap is 9.59% and the Capital Protection is 100%. When the Fund's fees and expenses are taken into account, the Cap is 8.90% and the Capital Protection is 99.31%. The Cap and Capital Protection will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee.

The current Outcome Period is from January 1, 2025 through December 31, 2025. The Fund will not terminate after the conclusion of the Outcome Period. After the conclusion of the Outcome Period, another will begin. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Outcome Period. This means that the Cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The capital protection will remain the same for each Outcome Period. The Capital Protection and Cap, and the Fund's value relative to each, should be considered before investing in the Fund. The Fund will be perpetually offered and not terminate after the current or any subsequent Outcome Period. Approximately one week prior to the end of an Outcome Period, the Fund's website will be updated to alert existing shareholders that the Outcome Period is approaching its conclusion and will disclose the anticipated Cap range for the next Outcome Period. See "Subsequent Outcome Periods" for more information.

Upon conclusion of the Outcome Period, the Fund will receive the cash value of all the FLEX Options it held for that Outcome Period. It will then invest in a new series of FLEX Options with an expiration date of approximately one year in the future, and a new Outcome Period will begin. Each FLEX Option's value is ultimately derived from the performance of the Underlying ETF's share price during that time. As the terms of the FLEX Options do not change during an Outcome Period, the outcomes, including the Cap and Capital Protection discussed below, will be measured to the Fund's net asset value ("NAV") on the first day of the Outcome Period.

The stated Cap and Capital Protection may only be realized by investors who continuously hold Fund Shares from the commencement of an Outcome Period until its conclusion. An investor who purchases Fund Shares other than on the first day of an Outcome Period and/or sells Fund Shares prior to the end of an Outcome Period may experience results that are very

CALAMOS RUSSELL 2000® STRUCTURED ALT PROTECTION ETF® — JANUARY
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Calamos Russell 2000® Structured Alt Protection ETF® — January

different from the target outcomes sought by the Fund for that Outcome Period. While the Cap and Capital Protection provide the intended outcomes only for investors that hold their Fund Shares throughout the complete term of the Outcome Period, an investor can expect the value of their Fund Shares to generally move in the same direction as the Underlying ETF during the Outcome Period. If investors buy or sell on a date other than the start or end date of the Outcome Period, their returns will be different and they may incur losses in excess of the Capital Protection level (i.e., losses exceeding 0%) and they may not experience gains up to the Cap. See "Capital Protection and Cap" for more information.

The Fund's website, www.calamos.com, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Outcome Period, including the Fund's value relative to the Cap and Capital Protection. Before purchasing Fund Shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund Shares on a particular day and held through the end of the Outcome Period.

The Fund's investment objective is not a fundamental policy and therefore may be changed by the Board without shareholder approval.

The Fund seeks to generate returns that match the Underlying ETF, up to the Cap (discussed in detail below), while limiting downside losses. The hypothetical illustrations provided below are designed to illustrate the outcomes that the Fund seeks to provide for investors who hold Fund Shares for the entirety of the Outcome Period. The hypothetical examples set forth below do not represent the performance of the Fund and investors should not rely on the hypothetical examples shown below as an indication of the actual or future performance of the Fund. There is no guarantee that the Fund will be successful in its attempt to provide the target outcomes for an Outcome Period. The returns that the Fund seeks to provide do not include the costs associated with purchasing Fund Shares and certain expenses incurred by the Fund. In the payoff profile illustration, the dotted line represents the Underlying ETF's performance, and the solid line represents the return profile gross of fees and expenses sought by the Fund in relation to the Underlying ETF's indicated performance. The bar chart below represents the Fund's hypothetical intended return profile based upon the performance of the Underlying ETF.

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Calamos Russell 2000® Structured Alt Protection ETF® — January

Explanation of diagram:

1.  Calamos Russell 2000® Structured Alt Protection ETF® — January Participation Layer: The dotted grey line represents the first layer, which involves purchasing a near zero-strike (i.e., deep in-the-money) call on the reference asset, at a pre-determined strike to provide full participation to the price return of the underlying reference asset. In other words, the full price participation provided by this layer provides potential gains and losses that are tantamount to that of owning the underlying reference asset outright, except that this layer does not participate in the dividend yield of the underlying reference asset.

2.  Capital Protection Layer: The solid grey line represents the second layer, which involves purchasing an at-the-money put option, which produces protection equal to 100% of losses (before fees and expenses) of the price return of the reference asset, over the Outcome Period.

3.  Upside Participation Layer (the "Cap"): The solid black line illustrates the final layer, which involves selling an out-of-the-money call, thereby creating the upside cap. The strike price at which the call is sold is determined so that the combined net options purchase price is approximately equal to the underlying asset's current value. The cost of this layer is a credit equal to the price that would make the total package "no-cost" or fully financed.

The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act").

Capital Protection and Cap

The Fund seeks to provide capital protection to absorb 100% of losses (before fees and expenses) of the Underlying ETF at the end of each Outcome Period. When the Fund's management fees are taken into account, the Capital Protection level is reduced to 99.31%. The Capital Protection level will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. If the Fund is required to increase its holdings of cash during the Outcome Period to pay fees and expenses incurred by the Fund, the Capital Protection level may be further reduced. The Fund does not seek to provide capital protection against 100% of losses (before fees and expenses) of the Underlying ETF as of any time other than the end of the Outcome Period.

During the Outcome Period, there may be periods of significant disparity between the Fund's NAV and the Underlying ETF's price performance. As the Underlying ETF price and the Fund's NAV change over the Outcome Period, an investor acquiring Fund Shares after the start of the Outcome Period will likely have a different return potential than an investor who purchased Fund Shares at the start of the Outcome Period. This is because while the Cap and Capital Protection for the Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of an Outcome Period

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Calamos Russell 2000® Structured Alt Protection ETF® — January

and remain constant throughout the Outcome Period, an investor purchasing Fund Shares at market value during the Outcome Period likely purchased Fund Shares at a price that is different from the Fund's NAV at the start of the Outcome Period (i.e., the NAV that the Cap and Capital Protection reference). For example, if an investor purchases Fund Shares during an Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Outcome Period (the "Initial Fund Value"), that investor's Cap will essentially be decreased by the amount of the increase in the Underlying ETF's value, and the capital protection will not set in until the Fund's NAV returns to its Initial Fund Value (i.e., a shareholder must experience losses prior to gaining the protection offered by the Fund's Capital Protection because the Fund must first decrease in value to its Initial Fund Value for the Outcome Period before subsequent losses will be protected by the Capital Protection). Conversely, if an investor purchases Fund Shares during an Outcome Period at a time when the Underlying ETF has decreased in value, the Fund's NAV may dip below the Initial Fund Value. However, in this scenario, that investor's potential gain could be larger than the Fund's Cap for the Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Outcome Period through the date the investor purchased its Fund Shares plus any additional gains between the Initial Fund Value and the Cap. There is no guarantee that the Fund will recover such value or experience such gains. The Cap and capital protection relative to the Initial Fund Value, however, will not change over the Outcome Period.

While the Fund seeks to provide 100% protection against losses experienced by the Underlying ETF (before fees and expenses) for shareholders who hold Fund Shares for an entire Outcome Period, there is no guarantee it will successfully do so. If the Fund's NAV has increased significantly, a shareholder that purchases Fund Shares after the first day of an Outcome Period could lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear those losses. There is no guarantee the capital protection and cap will be successful and a shareholder investing at the beginning of an Outcome Period could also lose their entire investment.

The returns of the Fund are subject to a cap for each Outcome Period, calculated (before fees and expenses) at the beginning of each Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return Cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Outcome Period. If the Underlying ETF experiences any percentage gains over the amount of the Cap, Fund shareholders will not experience those gains. Therefore, regardless of the price return of the Underlying ETF, the Cap (net of fees) is the maximum return an investor can achieve from an investment in the Fund for that Outcome Period. The Cap is set on the first day of each Outcome Period. The Cap is provided prior to taking into account annual Fund management fees of 0.69% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses (such as unexpected litigation) incurred by the Fund. The pre-determined Cap applicable to an Outcome Period will vary based on prevailing market conditions at the time that the Cap is set, including interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the FLEX Options.

The Cap level is a result of the design of the Fund's principal investment strategy. To provide the Capital Protected Target Outcome, the Fund purchases and sells a series of put and call FLEX Options on or around the last business day of the month prior to the beginning of an Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The Adviser will calculate the amount of premiums that the Fund will owe on the put options acquired to provide the Capital Protection and will then sell call FLEX Options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The Cap is the strike price of those FLEX Options the Fund is selling. The Cap, and the Fund's value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund Shares during an Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Outcome Period to a level near the Cap, an investor purchasing Fund Shares will have limited to no gain potential for the remainder of the Outcome Period (because the investor's potential gain will be limited to the difference between the Fund's NAV on the date the investor purchased the Fund Shares and the Cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which it purchased its Fund Shares and the Initial Fund Value for the Outcome Period before subsequent losses will be protected by the Capital Protection. If an investor buys Fund Shares when the price exceeds the Cap, an investor selling their shares at the end of the Outcome Period will not experience any gain regardless of the price return of the Underlying ETF.
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Calamos Russell 2000® Structured Alt Protection ETF® — January

There is no guarantee that the Fund will be successful in providing these investment outcomes for any Outcome Period, and an investor may experience returns on the Fund significantly below the Cap.

In periods of extreme market volatility or during market disruption events, the Fund's ability to offset investor losses through the use of the FLEX Options to achieve the stated Capital Protection, or provide a return up to the stated upside Cap may be impaired, resulting in an upside limit significantly below the Cap and downside protection significantly lower than full capital protection (i.e., losses greater than 0%), because the Fund may not be able to trade or exercise existing FLEX Options, or may not receive timely payment from its counterparties. An investor may lose their entire investment and an investment in the Fund is only appropriate for investors willing to bear those losses.

For each Outcome Period, the Fund will invest in both purchased and written put and call FLEX Options that reference the Underlying ETF. Because the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options impact the correlation between the Fund's NAV and the price of the Underlying ETF.

General Information about FLEX Options

FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation ("OCC"). The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the "buyer for every seller and the seller for every buyer," with the goal of protecting clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events, as more fully described in the Fund's Statement of Additional Information. Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and subject to the risk that the OCC may fail to perform the settlement of the FLEX Options due to bankruptcy or other adverse reasons. The FLEX Options that the Fund will hold that reference the Underlying ETF will give the Fund the right or the obligation to either receive or deliver shares of the Underlying ETF, or the right or the obligation to either receive or deliver a cash payment on the option expiration date based upon the difference between the Underlying ETF's value and a strike price, depending on whether the option is a put or call option and whether the Fund purchases or sells the option. The FLEX Options held by the Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date. The Fund will generally, under normal conditions, hold FLEX Options for each Outcome Period. The Fund will purchase call options (giving the Fund the right to receive shares of the Underlying ETF or a cash payment) and put options (giving the Fund the right to deliver shares of the Underlying ETF or a cash payment), while simultaneously selling (i.e., writing) call options (giving the Fund the obligation to deliver shares of the Underlying ETF or a cash payment). The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the Fund expects the FLEX Options to be fully covered and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchanges on which the FLEX Options are listed do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts but may charge transaction fees. Each of the FLEX Options purchased and sold throughout the Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Outcome Period. On the Flex Options expiration date, the Fund intends to sell the Flex Options prior to their expiration or cash-settle the Flex Options and use the resulting proceeds to purchase new Flex Options for the next Outcome Period.

The Underlying ETF

The Underlying ETF is an exchange-traded fund that seeks to track the investment results of the Russell 2000® Index, which is a float-adjusted capitalization-weighted index of equity securities issued by the approximately 1,945 smallest issuers in the Russell 3000® Index. The Underlying ETF measures the performance of the small-capitalization sector of the U.S. equity market, as defined by FTSE Russell. The Underlying ETF is reconstituted on an annual basis. The Fund's performance does not reflect the payment of dividends by the Underlying ETF.

The Underlying ETF is an exchange-traded unit investment trust that uses a replication strategy, meaning it invests in as many of the stocks in the Russell 2000® Index as is practicable. BlackRock Fund Advisors ("BFA") serves as the Underlying ETF's

CALAMOS RUSSELL 2000® STRUCTURED ALT PROTECTION ETF® — JANUARY
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Calamos Russell 2000® Structured Alt Protection ETF® — January

investment adviser. You can find the Underlying ETF's prospectus and other information about the ETF, including the statement of additional information and most recent reports to shareholders, online at "https://www.ishares.com/us/products/239710/ishares-russell-2000-etf".

The summary information below regarding the Underlying ETF comes from its filings with the SEC. You are urged to refer to the SEC filings made by the Underlying ETF and to other publicly available information (e.g., the ETF's annual reports) to obtain an understanding of the ETF's business and financial prospects. The following description of the Underlying ETF's principal investment strategies was taken directly from the Underlying ETF's prospectus, dated August 1, 2025 ("IWM" refers to the Underlying ETF; other defined terms have been modified).

IWM seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index (the "Portfolio"), with the weight of each stock in IWM's Portfolio substantially corresponding to the weight of such stock in the Index.

As of March 31, 2025, the Underlying Index represented approximately 5% of the total market capitalization of the Russell 3000® Index, and a significant portion of the Underlying Index is represented by securities of companies in the financials, healthcare and industrials industries or sectors. The components of the Underlying Index are likely to change over time.

To maintain the correspondence between the composition and weightings of Portfolio Securities and Index Securities, BFA adjusts IWM's Portfolio from time to time to conform to periodic changes made by Russell to the identity and/or relative weightings of Index Securities in the Index. IWM may pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the IWM's performance. During the most recent fiscal year, the IWM's portfolio turnover rate was 18% of the average value of its portfolio.

Although IWM may fail to own certain Index Securities at any particular time, IWM generally will be substantially invested in Index Securities, which should result in a close correspondence between the performance of the Index and the performance of IWM. IWM does not hold or trade futures or swaps and is not a commodity pool. The Index is determined, comprised and calculated without regard to IWM.

Subsequent Outcome Periods

The Fund will alert existing shareholders to the new Cap at the beginning of each new Outcome Period in the following manner:

1.  Approximately one week prior to the end of the current Outcome Period, the Fund will make a sticker filing that will alert existing shareholders that the Outcome Period is approaching its conclusion and disclose the anticipated Cap range for the next Outcome Period. This filing will be mailed to existing shareholders.

2.  Following the close of business on the last day of the Outcome Period, the Fund will make a sticker filing that discloses the Fund's Cap for the next Outcome Period. This filing will be mailed to existing shareholders.

3.  On the first day of the new Outcome Period, the Fund will file a full prospectus that incorporates the sticker filing from the previous evening which replaces the Caps/dates associated with the previous Outcome Period with the Caps/dates associated with the new Outcome Period. Correspondingly, the Fund will file a revised summary prospectus that reflects such changes.

The information referenced above will also be available on the Fund's website at www.calamos.com.

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. You should not consider investing in the Fund if your investment objective differs from the Fund's investment objective or if you are not willing to accept the principal risks associated with an

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Calamos Russell 2000® Structured Alt Protection ETF® — January

investment in the Fund. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a "principal risk" of investing in the Fund, regardless of the order in which it appears. The principal risks of investing in the Fund include:

•  Authorized Participant Concentration Risk — Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs, such as the Fund, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

•  Cap Change Risk — A new Cap is established at the beginning of each Outcome Period and is dependent on prevailing market conditions at the time the Cap is established. As such, the Cap may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods. Investors should monitor the changes in the Cap for each Outcome Period, information for which will be made available pursuant to the procedure outlined in the Fund's prospectus.

•  Capital Protection Risk — There can be no guarantee that the Fund will be successful in its strategy to provide protection against 100% of Underlying ETF losses if the Underlying ETF's share price decreases over the duration of the Outcome Period. The Fund's strategy seeks to deliver returns that match those of the Underlying ETF (up to the Cap), while limiting downside losses, if Fund Shares are held at the time at which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Fund Shares after the FLEX Options were entered into or sells Fund Shares prior to the expiration of the FLEX Options, the Capital Protection that the Fund seeks to provide may not be available. If the Outcome Period has begun and the Underlying ETF has increased in value, the Capital Protection will not protect any decreases in the value of the Underlying ETF to the extent of such appreciation, and therefore an investor may experience losses from this appreciated value until the Fund reaches its original NAV from the commencement of the Outcome Period. Similarly, if an investor purchases Fund Shares after the commencement of the Outcome period and the Underlying ETF has increased in value, an investor purchasing Shares at that point will not benefit from the Capital Protection until the Underlying ETF's value decreases to its original value at the commencement of the Outcome Period. Accordingly, such investor will not receive the protection that the Fund seeks to provide until the Fund experiences losses that return it to its value at the commencement of the Outcome Period. If the FLEX Options (and therefore the Capital Protection) do not perform as expected, an investor may experience significant losses on its investment, including the loss of its entire investment.

•  Capped Upside Risk — The Fund's strategy seeks to provide returns that are subject to the Cap. In the event that the Underlying ETF experiences gains in excess of the Cap for the Outcome Period, the Fund will not participate in, and will underperform the Underlying ETF to the extent of, those gains beyond the Cap. The Fund's strategy seeks to deliver returns that match those of the Underlying ETF (up to the Cap), while protecting against the entirety of downside losses of the Underlying ETF, if Fund Shares are held at the time at which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Fund Shares after the FLEX Options were entered into, there may be little or no ability for that investor to experience an investment gain on their Fund Shares (and such investor may be subjected to potential losses between that Fund Share price and the Fund's NAV at the commencement of the Outcome Period). Further, because the FLEX Options are designed to produce returns that match the price return of the Underlying ETF (subject to the Cap) on the last day of the Outcome Period, if an investor sells Fund Shares prior to the expiration date of the FLEX Options such investor may sell at a point where the

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Calamos Russell 2000® Structured Alt Protection ETF® — January

Fund's performance does not match the performance of the Underlying ETF over the Outcome Period, and therefore may sell at a point where the Fund has underperformed the Underlying ETF.

•  Cash Holdings Risk — To the extent the Fund holds cash positions, the Fund risks achieving lower returns and potential lost opportunities to participate in market appreciation which could negatively impact the Fund's performance and ability to achieve its investment objective.

•  Clearing Member Default Risk — Transactions in some types of derivatives, including FLEX Options, are required to be centrally cleared ("cleared derivatives"). In a transaction involving cleared derivatives, the Fund's counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house ("clearing members") can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member's individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its FLEX Options may, in certain circumstances, be used to satisfy losses of other clients of the Fund's clearing member. In addition, although clearing members guarantee performance of their clients' obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member's bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund's behalf, which heightens the risks associated with a clearing member's default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund's ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund's behalf, the Fund may be unable to effectively implement its investment strategy.

•  Correlation Risk — The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods, consistent with the Fund's valuation policy. Because a component of the FLEX option's value will be affected by, among other things, changes in the Underlying ETF's share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF's share price and the remaining time until the FLEX Options expire, the value of the Fund's FLEX Options positions is not anticipated to increase or decrease at the same rate as the Underlying ETF's share price, and it is possible they may move in different directions, and as a result, the Fund's NAV may not increase or decrease at the same rate as the Underlying ETF's share price. The Fund's strategy is designed to produce the outcomes upon the expiration of the FLEX Options on the last business day of the Outcome Period, and it should not be expected that the outcomes will be provided at any point other than the end of the Outcome Period.

•  Costs of Buying and Selling Fund Shares — Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

•  Derivatives Risk — Derivatives are instruments, such as options, futures and forward foreign currency contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. In addition, derivative instruments are subject to counterparty risk, meaning that the party with whom the Fund enters into a derivative transaction may experience a significant credit event and/or may be unwilling or unable to make timely settlement payments or otherwise honor its obligations. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.

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Calamos Russell 2000® Structured Alt Protection ETF® — January

•  Equity Securities Risk — The securities markets are volatile, and the market prices of the Underlying ETF's securities may decline generally. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. If the market prices of the securities owned by the Underlying ETF fall, the value of your investment in the Fund will decline.

•  FLEX Options Risk — The Fund may invest in FLEX Options issued and guaranteed for settlement by The Options Clearing Corporation ("OCC"). FLEX Options are customized option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be illiquid, and in such cases, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options and changing volatility levels of the reference asset. In connection with the creation and redemption of Fund Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Fund at prices that reflect the market price of the Fund Shares, the Fund's NAV and, in turn the share price of the Fund, could be negatively impacted. The Fund may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless.

•  Investment Timing Risk — An investor who purchases Fund Shares other than on the first day of the options package and/or sells Fund Shares before the options package expires may not experience the 100% downside protection or upside participation in the Underlying ETF. The Fund's downside protection and upside participation of the Underlying ETF may only be available for investors who hold Fund Shares throughout the complete term of the options package. An investor can expect their Fund Shares to move generally in the same direction as the Underlying ETF during the one-year options package. However, Fund Shares may not experience the same price movement as the price movement of the Underlying ETF. During the duration of the option package, there may be periods of significant disparity between the Fund's NAV and the Underlying ETF's price performance. For example, if an investor purchases Fund Shares during an options package period at a time when the Underlying ETF's share price has increased from its price at the beginning of the options package period, the investor may not be 100% protected against Underlying ETF downside losses. In addition, if an investor purchases Fund Shares during an options package period at a time when the Underlying ETF's share price has increased from its price at the beginning of the options package period, that investor's cap will essentially be decreased from the stated Cap by the amount of the increase in the Underlying ETF's value.

•  Liquidity Risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

•  Liquidity Risk — FLEX Options — In the event that trading in the underlying FLEX Options is limited or absent, the value of the Fund's FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities, including certain non-customized option contracts. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. Additionally, the liquidation of a large number of FLEX Options may more significantly impact the price in a less liquid market. Further, the Fund requires a sufficient number of participants to facilitate the purchase and sale of options on an exchange to provide liquidity to the Fund for its FLEX Option positions. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

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Calamos Russell 2000® Structured Alt Protection ETF® — January

•  Market Maker Risk — If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund's net asset value and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of the Fund Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund's portfolio securities and the Fund's market price. This reduced effectiveness could result in Fund Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Fund Shares.

•  Market Risk — The risk that the securities markets will increase or decrease in value is considered market risk and applies to any security. If there is a general decline in the stock or fixed-income market, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests.

•  New Fund Risk — The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

•  Non-Diversification Risk — The Fund is classified as "non-diversified" under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code").

•  Options Risk — The Fund's ability to close out its position as a purchaser or seller of an over-the-counter or exchange-listed put or call option is dependent, in part, upon the liquidity of the options market. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Fund's ability to utilize options successfully will depend on the ability of the Fund's investment adviser to predict pertinent market movements, which cannot be assured. The Fund may also purchase or write over-the-counter put or call options, which involves risks different from, and possibly greater than, the risks associated with exchange-listed put or call options. Over-the-counter put or call options may expose the Fund to the risk that a counterparty may be unable or unwilling to perform according to a contract, and that any deterioration in a counterparty's creditworthiness could adversely affect the instrument. In addition, the Fund may be exposed to a risk that losses may exceed the amount originally invested.

•  Premium-Discount Risk — Fund Shares may trade above or below their NAV. The market prices of Fund Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Fund Shares on the Exchange. The trading price of Fund Shares may deviate significantly from NAV during periods of market volatility.

•  Secondary Market Trading Risk — Investors buying or selling Fund Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund Shares. Although the Fund Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Fund Shares on the Exchange may be halted.

•  Sector Risk — To the extent the Underlying ETF invests a significant portion of its assets in a particular sector, a greater portion of the Fund's performance may be affected by the general business and economic conditions affecting that sector. Each sector may share economic risk with the broader market, however there may be economic risks specific to each sector. As a result, returns from those sectors may trail returns from the overall stock market, and it is possible that the Underlying ETF may underperform the broader market.

•  Small-Capitalization Companies Risk — Compared to mid- and large capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments. In addition, the securities of small-capitalization companies may be more volatile and less liquid than those of mid- and large-capitalization companies.

•  Tax Risk — The Fund intends to elect and to qualify each year to be treated as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The federal income tax treatment of the securities in which the Fund may invest, including the Fund's option strategy, may not be clear or may be subject to

PROSPECTUS | November 28, 2025
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Calamos Russell 2000® Structured Alt Protection ETF® — January

recharacterization by the Internal Revenue Service. It could be more difficult to comply with the tax requirements applicable to RICs if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the Internal Revenue Service. Any such failure to comply with the rules applicable to RICs could cause the Fund to fail to qualify as such. To qualify and maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published Internal Revenue Service guidance or case law on how to determine the "issuer" of certain derivatives that the Fund will enter into. Based upon the language in the legislative history, the Fund intends to treat the issuer of an equity option as the referenced asset and to treat any income it may derive from an equity option as "qualifying income" under the provisions of the Code applicable to RICs. In the case of FLEX Options, assuming the referenced asset qualifies as a RIC, treating the issuer as the referenced asset would allow the Fund to count the FLEX Options as automatically diversified investments under the RIC diversification requirements. If the income is not qualifying income or the issuer of equity options, including FLEX Options, is not appropriately the referenced asset, the Fund may not qualify, or may be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund's taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

The Fund's investments in offsetting positions with respect to the Underlying ETF may affect the character of gains or losses realized by the Fund under the Code's "straddle" rules and may increase the amount of short-term capital gain realized by the Fund. Certain options the Fund holds may not qualify as "Section 1256 contracts" under Section 1256 of the Code, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

There is a risk that if the offsetting FLEX Options are held by a single person, the IRS may take the position that the FLEX Options, viewed together, should be treated as a single debt instrument for federal tax purposes. The result of such a position would be that the Fund would fail the RIC diversification tests, causing the RIC to be taxed as a C corporation, unless certain cure rights based upon reasonable cause may apply. The Fund has obtained an opinion of tax counsel that the FLEX Options should not be collapsed into a single instrument. However, such an opinion is not binding upon the IRS or the courts.

•  Trading Issues Risk — Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange's "circuit breaker" rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund's assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.

•  Underlying ETF Risk — The Fund invests in FLEX Options that reference an ETF, which subjects the Fund to certain of the risks of owning shares of an ETF as well as the types of instruments in which the Underlying ETF invests. The value of an ETF will fluctuate over time based on fluctuations in the values of the securities held by the ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. In addition, ETFs are subject to absence of an active market risk, premium/discount risk, tracking error risk and trading issues risk. Brokerage, tax and other expenses may negatively impact the performance of the Underlying ETF and, in turn, the value of the Fund's shares. An ETF that tracks an index may not exactly match the performance of the index due to cash drag, differences between the portfolio of the ETF and the components of the index, expenses and other factors.

•  Valuation Risk — During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options may become more difficult. In market environments where there is reduced availability of reliable objective pricing data, the judgment of the Fund's investment

CALAMOS RUSSELL 2000® STRUCTURED ALT PROTECTION ETF® — JANUARY
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Calamos Russell 2000® Structured Alt Protection ETF® — January

adviser in determining the fair value of the security may play a greater role. While such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.

Fund Performance

The Fund commenced operations on January 2, 2025, and thus does not yet have annual returns for a full calendar year. Accordingly, performance data is not included. Performance information is available at no cost by visiting www.calamos.com. Past performance (before and after taxes) is not an indication of future performance.

Investment Adviser

Calamos Advisors LLC ("Calamos" or the "Adviser")

Portfolio Managers

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH ADVISER
David O'Donohue	Since January 2025	SVP, Sr. Co-Portfolio Manager
Jimmy Young	Since January 2025	SVP, Co-Portfolio Manager
Eli Pars	Since January 2025	SVP, Sr. Co-Portfolio Manager
Jason Hill	Since January 2025	SVP, Sr. Co-Portfolio Manager
Anthony Vecchiolla	Since January 2025	VP, Co-Portfolio Manager
Jordan Rosenfeld	Since November 2025	VP, Co-Portfolio Manager

PROSPECTUS | November 28, 2025
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Other Important Information Regarding Fund Shares

Portfolio Holdings. The Fund's portfolio holdings are disclosed on its website daily after the close of trading on the Exchange and prior to the opening of trading on the Exchange the following day. A description of the Fund's policies and procedures with respect to the disclosure of such Fund's portfolio holdings is available in the Fund's Statement of Additional Information ("SAI").

Premium/Discount Information. Information about the premiums and discounts at which the Fund's Shares have traded will be available at www.calamos.com.

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as "Creation Units." Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at net asset value ("NAV"), Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the "bid-ask spread"). Recent information regarding the Fund's NAV, market price, premiums and discounts, and bid-ask spreads is available at https://www.calamos.com/.

Tax Information

Net investment income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute net investment income and capital gains, if any, at least annually.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), such Fund and its related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

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Additional Information About Investment Strategies and Related Risks

The Fund's investment objective and each of the policies described herein are non-fundamental policies that may be changed by the Board of Trustees of the Trust (the "Board") without shareholder approval. The Fund may liquidate and terminate at any time without shareholder approval.

What are the investment objectives and principal strategies for the Fund?

The Fund is an actively managed exchange-traded fund ("ETF") that is designed to provide investors with the opportunity to benefit from increases in the Underlying ETF's share price up to the stated cap over a specified period of time of approximately one-year (the "Outcome Period"), while providing protection against decreases in the Underlying ETF's share price over the same Outcome Period (before taking fees and expenses into account).

Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange Options ("FLEX Options") that reference the price performance of the iShares® Russell 2000® ETF (the "Underlying ETF"). FLEX Options are customized equity or index option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates.

The Underlying ETF is an exchange-traded unit investment trust that uses a replication strategy, meaning it invests in as many of the stocks in the Russell 2000® Index as is practicable. BlackRock Fund Advisors ("BFA") serves as the Underlying ETF's investment adviser. You can find the Underlying ETF's prospectus and other information about the ETF, including the statement of additional information and most recent reports to shareholders, online at "https://www.ishares.com/us/products/239710/ishares-russell-2000-etf". See "The Underlying ETF" for more information.

The returns an investor will receive from an investment in the Fund have characteristics that are distinct from many other investment vehicles, including the Underlying ETF. It is important that you understand these characteristics before making an investment in the Fund.

The Fund uses FLEX Options to employ a capital protected target outcome strategy. Target outcome strategies seek to produce pre-determined investment outcomes based upon the performance of an underlying security or index. The pre-determined outcomes sought by the Fund, which include capital protection to absorb 100% of losses (before fees and expenses) in the Underlying ETF (the "Capital Protection") and upside participation to a stated cap of 9.59% (before fees and expenses) (the "Cap"), are based on the price performance of the Underlying ETF over an approximate one-year period (the "Outcome Period").

The outcomes the Fund seeks for investors that hold Fund Shares for an entire Outcome Period are as follows, though there can be no guarantee these results will be achieved:

•  If the Underlying ETF appreciates over the Outcome Period, the combination of FLEX Options held by the Fund seeks to provide upside participation matching that of the Underlying ETF, up to a Cap that is determined at the start of the Outcome Period.

•  If the Underlying ETF decreases over the Outcome Period, the combination of FLEX Options held by the Fund seeks to provide protection against 100% of Underlying ETF losses, prior to taking into account the Fund's fees and expenses.

The Fund does not seek to provide capital protection against 100% of losses (before fees and expenses) of the Underlying ETF as of any time other than the end of the Outcome Period.

For the Outcome Period beginning on January 1, 2025 and ending on December 31, 2025, the Cap is 9.59% and the Capital Protection is 100%. When the Fund's fees and expenses are taken into account, the Cap is 8.90% and the Capital Protection is 99.31%. The Cap and Capital Protection will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee.

The current Outcome Period is from January 1, 2025 through December 31, 2025. The Fund will not terminate after the conclusion of the Outcome Period. After the conclusion of the Outcome Period, another will begin. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the

PROSPECTUS | November 28, 2025
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Additional Information About Investment Strategies and Related Risks

new Outcome Period. This means that the Cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The capital protection will remain the same for each Outcome Period. The Capital Protection and Cap, and the Fund's value relative to each, should be considered before investing in the Fund. The Fund will be perpetually offered and not terminate after the current or any subsequent Outcome Period. Approximately one week prior to the end of an Outcome Period, the Fund's website will be updated to alert existing shareholders that the Outcome Period is approaching its conclusion and will disclose the anticipated Cap range for the next Outcome Period. See "Subsequent Outcome Periods" for more information.

Upon conclusion of the Outcome Period, the Fund will receive the cash value of all the FLEX Options it held for that Outcome Period. It will then invest in a new series of FLEX Options with an expiration date of approximately one year in the future, and a new Outcome Period will begin. Each FLEX Option's value is ultimately derived from the performance of the Underlying ETF's share price during that time. As the terms of the FLEX Options do not change during an Outcome Period, the outcomes, including the Cap and 100% Capital Protection discussed below, will be measured to the Fund's net asset value ("NAV") on the first day of the Outcome Period.

The stated Cap and Capital Protection may only be realized by investors who continuously hold Fund Shares from the commencement of an Outcome Period until its conclusion. An investor who purchases Fund Shares other than on the first day of an Outcome Period and/or sells Fund Shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. While the Cap and Capital Protection provide the intended outcomes only for investors that hold their Fund Shares throughout the complete term of the Outcome Period, an investor can expect the value of their Fund Shares to generally move in the same direction as the Underlying ETF during the Outcome Period. If investors buy or sell on a date other than the start or end date of the Outcome Period, their returns will be different and they may incur losses in excess of the Capital Protection level (i.e., losses exceeding 0%) and they may not experience gains up to the Cap. See "Capital Protection and Cap" for more information.

The Fund's website www.calamos.com provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Outcome Period, including the Fund's value relative to the Cap and Capital Protection. Before purchasing Fund Shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund Shares on a particular day and held through the end of the Outcome Period.

The Fund's investment objective is not a fundamental policy and therefore may be changed by the Board without shareholder approval.

The Fund seeks to generate returns that match the Underlying ETF, up to the Cap (discussed in detail below), while limiting downside losses. The hypothetical illustrations provided below are designed to illustrate the outcomes that the Fund seeks to provide for investors who hold Fund Shares for the entirety of the Outcome Period. The hypothetical examples set forth below do not represent the performance of the Fund and investors should not rely on the hypothetical examples shown below as an indication of the actual or future performance of the Fund. There is no guarantee that the Fund will be successful in its attempt to provide the target outcomes for an Outcome Period. The returns that the Fund seeks to provide do not include the costs associated with purchasing Fund Shares and certain expenses incurred by the Fund. In the payoff profile illustration, the dotted line represents the Underlying ETF's performance, and the solid line represents the return profile gross of fees and expenses sought by the Fund in relation to the Underlying ETF's indicated performance. The bar chart below represents the Fund's hypothetical intended return profile based upon the performance of the Underlying ETF.

CALAMOS RUSSELL 2000® STRUCTURED ALT PROTECTION ETF® — JANUARY
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Additional Information About Investment Strategies and Related Risks

Explanation of diagram:

1.  Calamos Russell 2000® Structured Alt Protection ETF® — January Participation Layer: The dotted grey line represents the first layer, which involves purchasing a near zero-strike (i.e., deep in-the-money) call on the reference asset, at a pre-determined strike to provide full participation to the price return of the underlying reference asset. In other words, the full price participation provided by this layer provides potential gains and losses that are tantamount to that of owning the underlying reference asset outright, except that this layer does not participate in the dividend yield of the underlying reference asset.

2.  Capital Protection Layer: The solid grey line represents the second layer, which involves purchasing an at-the-money put option, which produces protection equal to 100% of losses (before fees and expenses) of the price return of the reference asset, over the Outcome Period.

3.  Upside Participation Layer (the "Cap"): The solid black line illustrates the final layer, which involves selling an out-of-the-money call, thereby creating the upside cap. The strike price at which the call is sold is determined so that the combined net options purchase price is approximately equal to the underlying asset's current value. The cost of this layer is a credit equal to the price that would make the total package "no-cost" or fully financed.

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Additional Information About Investment Strategies and Related Risks

The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act").

Capital Protection and Cap

The Fund seeks to provide capital protection to absorb 100% of losses (before fees and expenses) of the Underlying ETF at the end of each Outcome Period. When the Fund's management fees are taken into account, the Capital Protection level is reduced to 99.31%. The Capital Protection level will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. If the Fund is required to increase its holdings of cash during the Outcome Period to pay fees and expenses incurred by the Fund, the Capital Protection level may be further reduced. The Fund does not seek to provide capital protection against 100% of losses (before fees and expenses) of the Underlying ETF as of any time other than the end of the Outcome Period.

During the Outcome Period, there may be periods of significant disparity between the Fund's NAV and the Underlying ETF's price performance. As the Underlying ETF price and the Fund's Net Asset Value ("NAV") change over the Outcome Period, an investor acquiring Fund Shares after the start of the Outcome Period will likely have a different return potential than an investor who purchased Fund Shares at the start of the Outcome Period. This is because while the Cap and Capital Protection for the Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of an Outcome Period and remain constant throughout the Outcome Period, an investor purchasing Fund Shares at market value during the Outcome Period likely purchased Fund Shares at a price that is different from the Fund's NAV at the start of the Outcome Period (i.e., the NAV that the Cap and Capital Protection reference). For example, if an investor purchases Fund Shares during an Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Outcome Period (the "Initial Fund Value"), that investor's Cap will essentially be decreased by the amount of the increase in the Underlying ETF's value, and the capital protection will not set in until the Fund's NAV returns to its Initial Fund Value (i.e., a shareholder must experience losses prior to gaining the protection offered by the Fund's Capital Protection because the Fund must first decrease in value to its Initial Fund Value for the Outcome Period before subsequent losses will be protected by the Capital Protection). Conversely, if an investor purchases Fund Shares during an Outcome Period at a time when the Underlying ETF has decreased in value, the Fund's NAV may dip below the Initial Fund Value. However, in this scenario, that investor's potential gain could be larger than the Fund's Cap for the Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Outcome Period through the date the investor purchased its Fund Shares plus any additional gains between the Initial Fund Value and the Cap. There is no guarantee that the Fund will recover such value or experience such gains. The Cap and capital protection relative to the Initial Fund Value, however, will not change over the Outcome Period.

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Additional Information About Investment Strategies and Related Risks

While the Fund seeks to provide 100% protection against losses experienced by the Underlying ETF (before fees and expenses) for shareholders who hold Fund Shares for an entire Outcome Period, there is no guarantee it will successfully do so. If the Fund's NAV has increased significantly, a shareholder that purchases Fund Shares after the first day of an Outcome Period could lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear those losses. There is no guarantee the capital protection and cap will be successful and a shareholder investing at the beginning of an Outcome Period could also lose their entire investment.

The returns of the Fund are subject to a cap for each Outcome Period, calculated (before fees and expenses) at the beginning of each Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return Cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Outcome Period. If the Underlying ETF experiences any percentage gains over the amount of the Cap, Fund shareholders will not experience those gains. Therefore, regardless of the price return of the Underlying ETF, the Cap (net of fees) is the maximum return an investor can achieve from an investment in the Fund for that Outcome Period. The Cap is set on the first day of each Outcome Period. The Cap is provided prior to taking into account annual Fund management fees of 0.69% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses (such as unexpected litigation) incurred by the Fund. The pre-determined Cap applicable to an Outcome Period will vary based on prevailing market conditions at the time that the Cap is set, including interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the FLEX Options.

The Cap level is a result of the design of the Fund's principal investment strategy. To provide the Capital Protected Target Outcome, the Fund purchases and sells a series of put and call FLEX Options on or around the last business day of the month prior to the beginning of an Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The Adviser will calculate the amount of premiums that the Fund will owe on the put options acquired to provide the Capital Protection and will then sell call FLEX Options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The Cap is the strike price of those FLEX Options the Fund is selling. The Cap, and the Fund's value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund Shares during an Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Outcome Period to a level near the Cap, an investor purchasing Fund Shares will have limited to no gain potential for the remainder of the Outcome Period (because the investor's potential gain will be limited to the difference between the Fund's NAV on the date the investor purchased the Fund Shares and the Cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which it purchased its Fund Shares and the Initial Fund Value for the Outcome Period before subsequent losses will be protected by the Capital Protection. If an investor buys Fund Shares when the price exceeds the Cap, an investor selling their shares at the end of the Outcome Period will not experience any gain regardless of the price return of the Underlying ETF. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Outcome Period, and an investor may experience returns on the Fund significantly below the Cap.

In periods of extreme market volatility or during market disruption events, the Fund's ability to offset investor losses through the use of the FLEX Options to achieve the stated Capital Protection, or provide a return up to the stated upside Cap may be impaired, resulting in an upside limit significantly below the Cap and downside protection significantly lower than full capital protection (i.e., losses greater than 0%), because the Fund may not be able to trade or exercise existing FLEX Options, or may not receive timely payment from its counterparties. An investor may lose their entire investment and an investment in the Fund is only appropriate for investors willing to bear those losses.

For each Outcome Period, the Fund will invest in both purchased and written put and call FLEX Options that reference the Underlying ETF. Because the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options impact the correlation between the Fund's NAV and the price of the Underlying ETF.

PROSPECTUS | November 28, 2025
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Additional Information About Investment Strategies and Related Risks

General Information about FLEX Options

FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation ("OCC"). The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the "buyer for every seller and the seller for every buyer," with the goal of protecting clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events, as more fully described in the Fund's Statement of Additional Information. Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and subject to the risk that the OCC may fail to perform the settlement of the FLEX Options due to bankruptcy or other adverse reasons. The FLEX Options that the Fund will hold that reference the Underlying ETF will give the Fund the right or the obligation to either receive or deliver shares of the Underlying ETF, or the right or the obligation to either receive or deliver a cash payment on the option expiration date based upon the difference between the Underlying ETF's value and a strike price, depending on whether the option is a put or call option and whether the Fund purchases or sells the option. The FLEX Options held by the Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date. The Fund will generally, under normal conditions, hold FLEX Options for each Outcome Period. The Fund will purchase call options (giving the Fund the right to receive shares of the Underlying ETF or a cash payment) and put options (giving the Fund the right to deliver shares of the Underlying ETF or a cash payment), while simultaneously selling (i.e., writing) call options (giving the Fund the obligation to deliver shares of the Underlying ETF or a cash payment). The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the Fund expects the FLEX Options to be fully covered and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchanges on which the FLEX Options are listed do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts but may charge transaction fees. Each of the FLEX Options purchased and sold throughout the Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Outcome Period. On the Flex Options expiration date, the Fund intends to sell the Flex Options prior to their expiration or cash-settle the Flex Options and use the resulting proceeds to purchase new Flex Options for the next Outcome Period.

The Underlying ETF

The Underlying ETF is an exchange-traded fund that seeks to track the investment results of the Russell 2000® Index, which is a float-adjusted capitalization-weighted index of equity securities issued by the approximately 1,945 smallest issuers in the Russell 3000® Index. The Underlying ETF measures the performance of the small-capitalization sector of the U.S. equity market, as defined by FTSE Russell. The Underlying ETF is reconstituted on an annual basis. The Fund's performance does not reflect the payment of dividends by the Underlying ETF.

The Underlying ETF is an exchange-traded unit investment trust that uses a replication strategy, meaning it invests in as many of the stocks in the Russell 2000® Index as is practicable. BlackRock Fund Advisors ("BFA") serves as the Underlying ETF's investment adviser. You can find the Underlying ETF's prospectus and other information about the ETF, including the statement of additional information and most recent reports to shareholders, online at "https://www.ishares.com/us/products/239710/ishares-russell-2000-etf".

The summary information below regarding the Underlying ETF comes from its filings with the SEC. You are urged to refer to the SEC filings made by the Underlying ETF and to other publicly available information (e.g., the ETF's annual reports) to obtain an understanding of the ETF's business and financial prospects. The following description of the Underlying ETF's principal investment strategies was taken directly from the Underlying ETF's prospectus, dated August 1, 2025 ("IWM" refers to the Underlying ETF; other defined terms have been modified).

"IWM seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index (the "Portfolio"), with the weight of each stock in IWM's Portfolio substantially corresponding to the weight of such stock in the Index. In IWM's prospectus, the term "Portfolio Securities" refers to the common stocks that are actually held by IWM and make up IMW's Portfolio, while the term "Index Securities" refers to the common stocks that are included in the Index, as

CALAMOS RUSSELL 2000® STRUCTURED ALT PROTECTION ETF® — JANUARY
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Additional Information About Investment Strategies and Related Risks

determined by the index provider, FTSE Russell ("Russell"). At any time, IWM's Portfolio will consist of as many of the Index Securities as is practicable.

As of March 31, 2025, the Underlying Index represented approximately 5% of the total market capitalization of the Russell 3000® Index, and a significant portion of the Underlying Index is represented by securities of companies in the financials, healthcare and industrials industries or sectors. The components of the Underlying Index are likely to change over time.

To maintain the correspondence between the composition and weightings of Portfolio Securities and Index Securities, BFA adjusts IWM's Portfolio from time to time to conform to periodic changes made by Russell to the identity and/or relative weightings of Index Securities in the Index. IWM may pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the IWM's performance. During the most recent fiscal year, the IWM's portfolio turnover rate was 18% of the average value of its portfolio. Portfolio turnover will be a function of changes to the Index as well as requirements of IWM's trust agreement.

Although IWM may fail to own certain Index Securities at any particular time, IWM generally will be substantially invested in Index Securities, which should result in a close correspondence between the performance of the Index and the performance of IWM. IWM does not hold or trade futures or swaps and is not a commodity pool. The Index is determined, comprised and calculated without regard to IWM.

Subsequent Outcome Periods

The Fund will alert existing shareholders to the new Cap at the beginning of each new Outcome Period in the following manner:

1.  Approximately one week prior to the end of the current Outcome Period, the Fund will make a sticker filing that will alert existing shareholders that the Outcome Period is approaching its conclusion and disclose the anticipated Cap range for the next Outcome Period. This filing will be mailed to existing shareholders.

2.  Following the close of business on the last day of the Outcome Period, the Fund will make a sticker filing that discloses the Fund's Cap for the next Outcome Period. This filing will be mailed to existing shareholders.

3.  On the first day of the new Outcome Period, the Fund will file a full prospectus that incorporates the sticker filing from the previous evening which replaces the Caps/dates associated with the previous Outcome Period with the Caps/dates associated with the new Outcome Period. Correspondingly, the Fund will file a revised summary prospectus that reflects such changes.

The information referenced above will also be available on the Fund's website at www.calamos.com.

Changes in 80% policy

The Fund has adopted a non-fundamental operating policy that requires it, under normal circumstances, to invest at least 80% of its net assets (plus borrowings for investment purposes, if any) in investments that provide exposure to the Russell 2000® Index. Although this requirement may be changed by the Board of Trustees without shareholder approval, the Fund will notify shareholders in writing at least 60 days prior to any change in its 80% policy.

Non-Principal Investments

Cash Equivalents and Short-Term Investments

The Fund may invest in securities with maturities of less than one year or cash equivalents, or it may hold cash. The percentage of the Fund invested in such holdings varies and depends on several factors, including market conditions. For temporary defensive purposes and during periods of high cash inflows or outflows, the Fund may invest part or all of its assets in these securities or it may hold cash. During such periods, the Fund may not be able to achieve its investment objective. The Fund may adopt a defensive strategy when the portfolio managers believe securities in which such Fund normally invests have elevated risks due to political or economic factors and in other extraordinary circumstances. For more information on eligible short-term investments, see the SAI.

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Illiquid Investments

The Fund may invest up to 15% of its net assets in securities and other instruments that are, at the time of investment, illiquid (determined using the Securities and Exchange Commission's standard applicable to investment companies, i.e., any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). For this purpose, illiquid investments may include, but are not limited to, certain restricted securities (securities the disposition of which is restricted under the federal securities laws), certain securities that may only be resold pursuant to Rule 144A under the Securities Act, and certain repurchase agreements, among others.

Temporary Investments

In response to market, economic, political, or other conditions, the Fund may temporarily invest for defensive purposes that are inconsistent with the Fund's principal investment strategies. If the Fund does so, different factors could affect the Fund's performance, and the Fund may not achieve its investment objective.

Risks of Investing in the Fund

This prospectus describes the risks you may face as an investor in the Fund. It is important to keep in mind that generally, investments with a higher potential reward also have a higher risk of losing money. The reverse is also commonly true: the lower the risk, the lower the potential reward. However, as you consider an investment in the Fund, you should also take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in this investment for a long period of time to ride out down periods.

As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time, and it is possible to lose money. Each risk summarized below is considered a "principal risk" of investing in the Fund, regardless of the order in which it appears.

Principal Risks

Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs, such as the Fund, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

Cap Change Risk. A new Cap is established at the beginning of each Outcome Period and is dependent on prevailing market conditions at the time the Cap is established. Expected dividends of the Underlying ETF, market interest rates, the Underlying ETF's share price relative to the FLEX Options' strike prices, and the "implied volatility" of the Underlying ETF (the expected frequency and magnitude of changes of the Underlying ETF's share price) can impact the Cap the Fund is able to establish at the beginning of each outcome period. Extremely low interest rates (e.g., 0%) may result in a significantly lower Cap. As such, the Cap may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods. Investors should monitor the changes in the Cap for each Outcome Period, information for which will be made available pursuant to the procedure outlined in the Fund's prospectus.

Capital Protection Risk. There can be no guarantee that the Fund will be successful in its strategy to provide protection against 100% of Underlying ETF losses if the Underlying ETF's share price decreases over the duration of the Outcome Period. The Fund's strategy seeks to deliver returns that match those of the Underlying ETF (up to the Cap), while limiting downside losses, if Fund Shares are held at the time at which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Fund Shares after the FLEX Options were entered into or sells Fund Shares prior to the expiration of the FLEX Options, the Capital Protection that the Fund seeks to provide may not be available. If the Outcome Period has begun and the Underlying ETF has increased in value, the Capital Protection will

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not protect any decreases in the value of the Underlying ETF to the extent of such appreciation, and therefore an investor may experience losses from this appreciated value until the Fund reaches its original NAV from the commencement of the Outcome Period. Similarly, if an investor purchases Fund Shares after the commencement of the Outcome period and the Underlying ETF has increased in value, an investor purchasing Shares at that point will not benefit from the Capital Protection until the Underlying ETF's value decreases to its original value at the commencement of the Outcome Period. Accordingly, such investor will not receive the protection that the Fund seeks to provide until the Fund experiences losses that return it to its value at the commencement of the Outcome Period. If the FLEX Options (and therefore the Capital Protection) do not perform as expected, an investor may experience significant losses on its investment, including the loss of its entire investment.

Capped Upside Risk. The Fund's strategy seeks to provide returns that are subject to the Cap. In the event that the Underlying ETF experiences gains in excess of the Cap for the Outcome Period, the Fund will not participate in, and will underperform the Underlying ETF to the extent of, those gains beyond the Cap. The Fund's strategy seeks to deliver returns that match those of the Underlying ETF (up to the Cap), while protecting against the entirety of downside losses of the Underlying ETF, if Fund Shares are held at the time at which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Fund Shares after the FLEX Options were entered into, there may be little or no ability for that investor to experience an investment gain on their Shares (and such investor may be subjected to potential losses between that Fund Share price and the Fund's NAV at the commencement of the Outcome Period). Further, because the FLEX Options are designed to produce returns that match the price return of the Underlying ETF (subject to the Cap) on the last day of the Outcome Period, if an investor sells Fund Shares prior to the expiration date of the FLEX Options such investor may sell at a point where the Fund's performance does not match the performance of the Underlying ETF over the Outcome Period, and therefore may sell at a point where the Fund has underperformed the Underlying ETF.

Cash Holdings Risk. The Fund may invest in cash and cash equivalents for indefinite periods of time when the Fund's investment adviser determines the prevailing market environment warrants doing so. When the Fund holds cash positions, it may lose opportunities to participate in market appreciation, which may result in lower returns than if the Fund had remained fully invested in the market. Furthermore, cash and cash equivalents may generate minimal or no income and could negatively impact the Fund's performance and ability to achieve its investment objective.

Clearing Member Default Risk. Transactions in some types of derivatives, including FLEX Options, are required to be centrally cleared ("cleared derivatives"). In a transaction involving cleared derivatives, the Fund's counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house ("clearing members") can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member's individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its FLEX Options may, in certain circumstances, be used to satisfy losses of other clients of the Fund's clearing member. In addition, although clearing members guarantee performance of their clients' obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member's bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund's behalf, which heightens the risks associated with a clearing member's default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund's ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund's behalf, the Fund may be unable to effectively implement its investment strategy.

Correlation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods, consistent with the Fund's valuation policy. Because a component of the FLEX option's value will be affected by, among other things, changes in the Underlying ETF's share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF's share price and the remaining time until the FLEX Options expire, the value of the

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Fund's FLEX Options positions is not anticipated to increase or decrease at the same rate as the Underlying ETF's share price, and it is possible they may move in different directions, and as a result, the Fund's NAV may not increase or decrease at the same rate as the Underlying ETF's share price. The Fund's strategy is designed to produce the outcomes upon the expiration of the FLEX Options on the last business day of the Outcome Period, and it should not be expected that the outcomes will be provided at any point other than the end of the Outcome Period.

Costs of Buying and Selling Fund Shares. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

Derivatives Risk. Derivatives are instruments, such as futures and forward foreign currency contracts, whose value is derived from that of other assets, rates or indices. Derivatives may be more volatile than other investments and may magnify the Fund's gains or losses. Successful use of derivatives depends upon the level to which prices of the underlying assets correlate with price movements in the derivatives the Fund buys or sells. The Fund could be negatively affected if the change in market value of its securities fails to correlate with the value of derivatives it purchased or sold. The potential lack of a liquid market for a derivative may prevent the Fund from closing its derivatives positions to limit losses or realize profits. Derivatives may be purchased for a fraction of their value and small price movements may result in an immediate and substantial loss to the Fund. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. In addition, derivative instruments are subject to counterparty risk, meaning that the party with whom the Fund enters into the derivatives transaction (e.g., the clearinghouse or the broker holding the Fund's position for a futures contract or the counterparty for a forward contract) may experience a significant credit event and/or may be unwilling or unable to make timely settlement payments or otherwise honor its obligations. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.

Equity Securities Risk. Equity investments are subject to greater fluctuations in market value than other asset classes as a result of such factors as a company's business performance, investor perceptions, stock market trends and general economic conditions.

FLEX Options Risk. Trading FLEX Options involves risks different from, or possibly greater than, the risks associated with investing directly in securities. The Fund may not experience substantial upside participation from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund's FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund Shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund's FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund's Shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection may impact the value of the Fund and whether the Fund can satisfy its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment. The trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.

The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The FLEX Options are also subject to correlation risk, meaning the value of the FLEX Options does not increase or decrease at the same rate as the Underlying ETF (although they generally move in the same direction) or its underlying

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securities. The value of the FLEX Options prior to the expiration date may vary because of factors other than the value of the Underlying ETF, such as interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, a change in the actual and perceived volatility of the stock market and the Underlying ETF and the remaining time to expiration. FLEX Option prices may also be highly volatile and may fluctuate substantially during a short period of time. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options becomes more difficult and the judgment of the Fund's investment adviser (employing the fair value procedures approved by the Board of Trustees of the Trust) may play a greater role in the valuation of the Fund's holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value. Under those circumstances, the value of the FLEX Options will require more reliance on the investment adviser's judgment than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value paid for shares of the Fund.

Investment Timing Risk. An investor who purchases Fund Shares other than on the first day of the options package and/or sells Fund Shares before the options package expires may not experience the 100% downside protection or upside participation in the Underlying ETF. The Fund's downside protection and upside participation of the Underlying ETF may only be available for investors who hold Fund Shares throughout the complete term of the options package. An investor can expect their Fund Shares to move generally in the same direction as the Underlying ETF during the one-year options package. However, Fund Shares may not experience the same price movement as the price movement of the Underlying ETF. During the duration of the option package, there may be periods of significant disparity between the Fund's NAV and the Underlying ETF's price performance. For example, if an investor purchases Fund Shares during an options package period at a time when the Underlying ETF's share price has increased from its price at the beginning of the options package period, the investor may not be 100% protected against Underlying ETF downside losses. In addition, if an investor purchases Fund Shares during an options package period at a time when the Underlying ETF's share price has increased from its price at the beginning of the options package period, that investor's cap will essentially be decreased from the stated Cap by the amount of the increase in the Underlying ETF's value.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

Liquidity Risk — FLEX Options. In the event that trading in the underlying FLEX Options is limited or absent, the value of the Fund's FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities, including certain non-customized option contracts. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. Additionally, the liquidation of a large number of FLEX Options may more significantly impact the price in a less liquid market. Further, the Fund requires a sufficient number of participants to facilitate the purchase and sale of options on an exchange to provide liquidity to the Fund for its FLEX Option positions. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund's net asset value and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of the Fund Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund's portfolio securities and the Fund's market price. This reduced effectiveness could result in Fund Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Fund Shares.

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Market Risk. The risk that the securities markets will increase or decrease in value is considered market risk and applies to any security. If there is a general decline in the stock or fixed-income market, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests.

New Fund Risk. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

Non-Diversification Risk. The Fund is classified as "non-diversified" under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Options Risk. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Fund's ability to utilize options successfully will depend on Calamos Advisors' ability to predict pertinent market movements, which cannot be assured.

The Fund's ability to close out its position as a purchaser or seller of an Options Clearing Corporation or exchange-listed put or call option is dependent, in part, upon the liquidity of the options market. If the Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option to realize any profit or the option would expire and become worthless. If the Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security until the option expired. As the writer of a covered call option on a security, the Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call. The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets until the next trading day.

Unless the parties provide for it, there is no central clearing or guaranty function in an over-the-counter option. As a result, if the counterparty fails to make or take delivery of the security or other instrument underlying an over-the-counter option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such counterparty or any guarantor or credit enhancement of the counterparty's credit to determine the likelihood that the terms of the over-the-counter option will be satisfied.

The Fund may also purchase or write over-the-counter put or call options, which involves risks different from, and possibly greater than, the risks associated with exchange-listed put or call options. In some instances, over-the-counter put or call options may expose the Fund to the risk that a counterparty may be unable or unwilling to perform according to a contract, and that any deterioration in a counterparty's creditworthiness could adversely affect the instrument. In addition, the Fund may be exposed to a risk that losses may exceed the amount originally invested.

Premium-Discount Risk. The Fund's Shares may trade above or below their NAV. The market prices of Fund Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Fund Shares on the Exchange. The trading price of Fund Shares may deviate significantly from NAV during periods of market volatility.

Secondary Market Trading Risk. Investors buying or selling Fund Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund Shares. Although the Fund's Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Fund Shares on the Exchange may be halted.

Sector Risk. To the extent the Underlying ETF invests a significant portion of its assets in a particular sector, a greater portion of the Fund's performance may be affected by the general business and economic conditions affecting that sector. Each sector may share economic risk with the broader market, however there may be economic risks specific to each sector. As a result,

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returns from those sectors may trail returns from the overall stock market and it is possible that the Underlying ETF may underperform the broader market.

Small-Capitalization Companies Risk. Compared to mid- and large- capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments. In addition, the securities of small-capitalization companies may be more volatile and less liquid than those of mid- and large-capitalization companies.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The federal income tax treatment of the securities in which the Fund may invest, including the Fund's option strategy, may not be clear or may be subject to recharacterization by the Internal Revenue Service. It could be more difficult to comply with the tax requirements applicable to RICs if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the Internal Revenue Service. Any such failure to comply with the rules applicable to RICs could cause the Fund to fail to qualify as such. To qualify and maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published Internal Revenue Service guidance or case law on how to determine the "issuer" of certain derivatives that the Fund will enter into. Based upon the language in the legislative history, the Fund intends to treat the issuer of an equity option as the referenced asset and to treat any income it may derive from an equity option as "qualifying income" under the provisions of the Code applicable to RICs. In the case of FLEX Options, assuming the referenced asset qualifies as a RIC, treating the issuer as the referenced asset would allow the Fund to count the FLEX Options as automatically diversified investments under the RIC diversification requirements. If the income is not qualifying income or the issuer of equity options, including FLEX Options, is not appropriately the referenced asset, the Fund may not qualify, or may be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund's taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

The Fund's investments in offsetting positions with respect to the Underlying ETF may affect the character of gains or losses realized by the Fund under the Code's "straddle" rules and may increase the amount of short-term capital gain realized by the Fund. Certain options the Fund holds may not qualify as "Section 1256 contracts" under Section 1256 of the Code, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

There is a risk that if the offsetting FLEX Options are held by a single person that the IRS may take the position that the FLEX Options, viewed together, should be treated as a single debt instrument for federal tax purposes. The result of such a position would be that the Fund would fail the RIC diversification tests causing the RIC to be taxed as a C corporation, unless certain cure rights based upon reasonable cause may apply. The Fund has obtained an opinion of tax counsel that the FLEX Options should not be collapsed into a single instrument. However, such an opinion is not binding upon the IRS or the courts.

Trading Issues Risk. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange's "circuit breaker" rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund's assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.

Underlying ETF Risk. The Fund invests in FLEX Options that reference an ETF, which subjects the Fund to certain of the risks of owning shares of an ETF as well as the types of instruments in which the Underlying ETF invests. The value of an ETF will fluctuate over time based on fluctuations in the values of the securities held by the ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. In addition, ETFs are subject to absence of an active market risk, premium/discount risk, tracking error risk and trading issues risk. Brokerage, tax and other expenses may negatively impact the performance of the Underlying ETF and, in turn, the value of the Fund's shares. An ETF that tracks an index may not exactly match the performance of the index due to cash drag, differences between the portfolio of the ETF and the components of the index, expenses and other factors.

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Valuation Risk. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options and/or LEAPS Options may become more difficult. In market environments where there is reduced availability of reliable objective pricing data, the judgment of Calamos Advisors in determining the fair value of the security may play a greater role. While such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.

The following are non-principal risks that generally apply to the Fund:

Cybersecurity Risk. Investment companies, such as the Fund, and their service providers are exposed to operational and information security risks resulting from cyberattacks, which may result in financial losses to the Fund and its shareholders. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, "ransomware" that renders systems inoperable until ransom is paid, the unauthorized release of confidential information, or various other forms of cybersecurity breaches. Cyber-attacks affecting the Fund, Calamos Advisors, custodian, transfer agent, distributor, market maker, authorized participants, administrator, intermediaries, trading counterparties, and other third-party service providers may adversely impact the Fund or the companies in which the Fund invests, causing the Fund's investments to lose value or to prevent a shareholder redemption or purchase from clearing in a timely manner. The use of artificial intelligence could exacerbate these risks.

Investment Management Risk. Whether the Fund achieves its investment objective(s) is significantly impacted by whether the Adviser is able to choose suitable investments for the Fund.

Market Disruption Risk. Certain events have a disruptive effect on securities markets, including but not limited to, terrorist attacks, war and other geopolitical events or catastrophes. The Adviser cannot predict the effect of similar events in the future on the U.S. or foreign economies. Certain securities such as high yield and equity securities tend to be impacted more by these events than other types of securities in terms of price and volatility.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund's ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Recent Market Events. Since the 2008 financial crisis, financial markets throughout the world have experienced periods of increased volatility, depressed valuations, decreased liquidity and heightened uncertainty and turmoil. This turmoil resulted in unusual and extreme volatility in the equity and debt markets, in the prices of individual securities and in the world economy. Events that have contributed to these market conditions include, but are not limited to, major cybersecurity events, geopolitical events (such as wars, terror attacks, natural or environmental disasters, country instability, and public health emergencies), measures to address budget deficits, downgrading of sovereign debt, dramatic changes in currency exchange rates, and public sentiment.

In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time. Economic, financial or political events, trading and tariff arrangements, terrorism, natural disasters, rapid technological developments, such as artificial intelligence, and other circumstances in one country or region could have profound impacts on global economies or markets. Widespread disease and virus epidemics and pandemics, such as the coronavirus outbreak, could likewise be highly disruptive, adversely affecting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments.

Portfolio security holdings disclosure

A description of the Fund's policies and procedures in connection with the disclosure of portfolio security holdings of the Fund are available in the SAI and on the Fund's website, www.calamos.com.

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Who manages the Fund?

Investment Adviser

The Fund is advised by Calamos Advisors LLC ("Calamos Advisors" or the "Advisor"), 2020 Calamos Court, Naperville, Illinois 60563. Calamos Advisors, an investment adviser registered with the SEC effective May 29, 1987, is a wholly owned subsidiary of Calamos Investments LLC ("CILLC"). CILLC's assets under management as of December 31, 2024, were $40 billion ($38 billion of which represented Calamos Advisors' assets under management). Calamos Asset Management, Inc. ("CAM") is the sole manager of CILLC. As of July 31, 2025, approximately 22.4% of the outstanding interests of CILLC was owned by CAM, 77.72% by Calamos Partners LLC ("CPL"), and 0.04% by Calamos Equity Partners LLC ("CEP"). CAM is owned by John P. Calamos, Sr. and John S. Koudounis. CPL is owned by Calamos Family Partners, Inc. ("CFP") and John S. Koudounis. CFP is beneficially owned by members of the Calamos family, including John P. Calamos, Sr. CEP is owned by John S. Koudounis and Daniel L. Dufresne.

Subject to the overall authority of the Board of Trustees, Calamos Advisors provides continuous investment supervision and management to the Fund under a management agreement and also furnishes office space, equipment and management personnel. For these services, the Fund pays Calamos Advisors a fee based on its average daily net assets, which is accrued daily and paid on a quarterly basis. The Fund will pay fees (before any reimbursement) under the management agreement in the following amounts as a percentage of its average net assets:

ETF	FEES
Calamos Russell 2000® Structured Alt Protection ETF® — January	0.69%

Out of this management fee, Calamos Advisors pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other service and license fees, except for distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, acquired fund fees and expenses, brokerage commissions and other expenses connected with the execution of portfolio transactions, taxes, interest, and extraordinary expenses.

At a meeting held on June 24, 2025, the Board of Trustees approved the Investment Management Agreement for the Fund. A discussion regarding the basis for the Board's approval of the Investment Management Agreement on behalf of the Fund is included in the Fund's Form N-CSR for the fiscal year ended January 31, 2025.

Portfolio Managers

David O'Donohue. David O'Donohue joined Calamos Advisors in August 2014 and has been a Sr. Co-Portfolio manager (since February 2024) and Co-Head of Alternative Strategies (since July 2024) and was a Co-Portfolio Manager from September 2015 through January 2024. Between March 2013 and August 2014, he was a Trader at Forty4 Asset Management LLC/Hard8 Futures LLC. Prior thereto, Mr. O'Donohue was a Portfolio Manager at Chicago Fundamental Investment Partners LLC from February 2009 to November 2012.

Jimmy Young. Jimmy Young joined Calamos Advisors in June 2003 and has been a Co-Portfolio Manager since February 2019. Between February 2018 and February 2019, he was an Assistant Portfolio Manager. Prior thereto, he was a senior strategy analyst from September 2015 to February 2018. Between July 2013 and August 2015, he was a strategy analyst.

Eli Pars. Eli Pars joined Calamos Advisors in May 2013 and has been Co-CIO, Co-Head of Alternative Strategies (since July 2024; previously served as Head of Alternative Strategies from September 2015 to June 2024) and Co-Head of Convertible Strategies, as well as a Senior Co-Portfolio Manager since September 2015. Between May 2013 and September 2015, he was a Co-Portfolio Manager. Previously, he was a Portfolio Manager at Chicago Fundamental Investment Partners from February 2009 until November 2012.

Jason Hill. Jason Hill joined Calamos Advisors in March 2004 and has been a Sr. Co-Portfolio Manager since February 2024 and was a Co-Portfolio Manager from June 2014 through January 2024. Between August 2013 and June 2014, he was a Senior Strategy Analyst. Previously, he was a Portfolio Administrator.

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Fund Facts

Anthony Vecchiolla. Anthony Vecchiolla joined Calamos Advisors in May 2014 and since February 2023 has been Co-Portfolio Manager. Previously, he was Research Associate from May 2014 to August 2015, Research Analyst from September 2015 to February 2020, Senior Research Analyst from February 2020 to February 2021, and Assistant Portfolio Manager from February 2021 to January 2023.

Jordan Rosenfeld. Jordan Rosenfeld joined Calamos Advisors in April 2025 and is a Co-Portfolio Manager. Between June 2018 to March 2025, Mr. Rosenfeld was a Senior Director and Portfolio Manager at Milliman, where he was responsible for managing derivatives strategies in exchange-traded funds, mutual funds, and unit investment trusts. Previously, he was a Trader at Gelber Group from January 2016 to December 2017.

The Fund's SAI provides additional information about each portfolio manager, including other accounts they manage, their ownership in the Calamos Family of Funds and their compensation.

Management Approach

Calamos Advisors employs a "team of teams" approach to portfolio management, led by the Global CIO and our CIO team consisting of 5 Co-CIOs with specialized areas of investment expertise. The Global CIO and Co-CIO team are responsible for oversight of investment team resources, investment processes, performance and risk. As heads of investment verticals, Co-CIOs manage investment team members and, along with Co-Portfolio Managers and Associate Portfolio Managers, have day-to-day portfolio oversight and construction responsibilities of their respective investment strategies. While investment research professionals within each Co-CIO's team are assigned specific strategy responsibilities, they also provide support to other investment team verticals, creating deeper insights across a wider range of investment strategies. The combination of specialized investment teams with cross-team collaboration results in what we call our team of teams approach.

This team of teams approach is further reflected in the composition of Calamos Advisors' Investment Committee, made up of the Global CIO, the Co-CIO team, and the Global Head of Trading. Other members of the investment team participate in Investment Committee meetings in connection with specific investment related issues or topics as deemed appropriate.

The structure and composition of the Investment Committee results in a number of benefits, as it:

•  Leads to broader perspective on investment decisions: multiple viewpoints and areas of expertise feed into consensus;

•  Promotes collaboration between teams; and

•  Functions as a think tank with the goal of identifying ways to outperform the market on a risk-adjusted basis.

The objectives of the Investment Committee are to:

•  Form the firm's top-down macro view, market direction, asset allocation, and sector/country positioning.

•  Establish firm-wide secular and cyclical themes for review.

•  Review firm-wide and portfolio risk metrics, recommending changes where appropriate.

•  Review firm-wide, portfolio and individual security liquidity constraints.

•  Evaluate firm-wide and portfolio investment performance.

•  Evaluate firm-wide and portfolio hedging policies and execution.

•  Evaluate enhancements to the overall investment process.

How to Buy and Sell Shares

Fund Shares are listed for secondary trading on the Exchange under the symbol CPRY and individual Fund Shares may only be purchased and sold in the secondary market through a broker-dealer. The Exchange and secondary markets are closed on weekends and also are generally closed on the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Exchange may close early on the business day before certain holidays and on the day after Thanksgiving Day. Exchange holiday schedules are subject to change without notice. If you buy or sell Fund Shares in the secondary market, you will pay the secondary market price for Fund Shares. In addition, you may incur customary brokerage commissions and charges and may

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Fund Facts

pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

The trading prices of Fund Shares will fluctuate continuously throughout trading hours based on market supply and demand rather than the relevant Fund's net asset value, which is calculated at the end of each business day. Fund Shares will trade on the Exchange at prices that may be above (i.e., at a premium) or below (i.e., at a discount), to varying degrees, the daily net asset value of Fund Shares. The trading prices of Fund Shares may deviate significantly from the Fund's net asset value during periods of market volatility. Given, however, that Fund Shares can be issued and redeemed daily in Creation Units, the Adviser believes that large discounts and premiums to net asset value should not be sustained over long periods.

Authorized Participants may acquire shares directly from the Fund, and Authorized Participants may tender their shares for redemption directly to the Fund, at NAV per share only in Creation Units. Purchases and redemptions directly with the Fund must follow the Fund's procedures, which are described in the SAI.

The Fund may liquidate and terminate at any time without shareholder approval.

Book Entry

Fund Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding Shares of the Fund and is recognized as the owner of all Shares for all purposes.

Investors owning Fund Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Fund Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Fund Shares, you are not entitled to receive physical delivery of stock certificates or to have Fund Shares registered in your name, and you are not considered a registered owner of Fund Shares. Therefore, to exercise any right as an owner of Fund Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or "street name" form.

Fund Share Trading Prices

The trading prices of Shares of the Fund on the Exchange may differ from the Fund's daily NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of Shares of the Fund.

The approximate value of Shares of the Fund, an amount representing on a per share basis the sum of the current market price of the cash or securities, as applicable, accepted by the Fund in exchange for Shares of the Fund and an estimated cash component, if any, is disseminated every 15 seconds throughout the trading day through the facilities of the Consolidated Tape Association. This approximate value should not be viewed as a "real-time" update of the NAV per Share of the Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The Fund is not involved in, or responsible for, the calculation or dissemination of the approximate value of the Fund Shares and the Fund does not make any warranty as to its accuracy.

Frequent Purchases and Redemptions of Fund Shares

Shares of the Fund may be purchased and redeemed directly from the Fund only in Creation Units by Authorized Participants. The vast majority of trading in Shares of the Fund occurs on the secondary market, and does not involve the Fund directly. In-kind purchases and redemptions of Creation Units by Authorized Participants and cash trades on the secondary market are unlikely to cause many of the harmful effects of frequent purchases and/or redemptions of Fund Shares. Cash purchases and/or redemptions of Creation Units, however, can result in disruption of portfolio management, dilution to the Fund and increased transaction costs, which could negatively impact the Fund's ability to achieve its investment objective, and may lead to the realization of capital gains. These consequences may increase as the frequency of cash purchases and redemptions of Creation Units by Authorized Participants increases. However, direct trading by Authorized Participants is critical to ensuring that Fund Shares trade at or close to NAV.

The Fund imposes no restrictions on the frequency of purchases and redemptions ("market timing"). To minimize these potential consequences of frequent purchases and redemptions of Fund Shares, the Fund employs fair valuation pricing, and

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imposes transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs the Fund incurs in effecting trades. In addition, the Adviser monitors trades by Authorized Participants for patterns of abusive trading and the Fund reserves the right to not accept orders from Authorized Participants that the Adviser has determined may be disruptive to the management of the Fund, or otherwise are not in the best interests of the Fund. For these reasons, the Board has not adopted policies and procedures with respect to frequent purchases and redemptions of Fund Shares. The Trust's policies and procedures regarding frequent purchases and redemptions may be modified by the Board of Trustees at any time.

The Trust's policies and procedures prohibit the practice of any officer or employee of the Trust, a Trust investment adviser (including any sub-adviser), the distributor, custodian, or transfer agent, or other affiliated person of the Trust placing orders to purchase or redeem shares of a series of the Trust after the designated time as of which the Fund calculates its NAV (i.e., "late trading").

Distribution and Service Plan

The Fund has adopted a distribution and service plan ("Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services ("Service Providers"). If a Service Provider provides such services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Fund, however, and there are no current plans to impose these fees. In the event Rule 12b-1 fees are charged, over time they would increase the cost of an investment in the Fund because they would be paid on an ongoing basis.

Fund Website and Disclosure of Portfolio Holdings

The Trust maintains a website for the Fund at www.calamos.com. Among other things, this website includes this Prospectus and the SAI, and will include the Fund's holdings, the Fund's last annual and semi-annual reports (when available), pricing information about Fund Shares trading on the Exchange, daily NAV calculations and a historical comparison of the trading prices to NAV.

Each day the Fund is open for business, the Trust publicly disseminates the Fund's full portfolio holdings as of the close of the previous day through its website at www.calamos.com. A description of the Trust's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the Fund's SAI.

Dividends, Other Distributions and Taxes

Fund Distributions

The Fund distributes its net realized capital gains, if any, to shareholders annually. Ordinarily, dividends from net investment income, if any, are declared and paid at least annually by the Fund.

Distributions in cash may be reinvested automatically in additional whole Fund Shares only if the broker through whom you purchased Fund Shares makes such option available. The Fund realizes capital gains or losses whenever it sells securities. Net long-term capital gains are distributed to shareholders as "capital gain dividends."

Brokers may make available to their customers who own Fund Shares the DTC book-entry dividend reinvestment service. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require Fund shareholders to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and net realized gains will be automatically reinvested in additional whole Fund Shares of the Fund purchased in the secondary market. Without this service, investors would receive their distributions in cash.

Taxes

As with any investment, you should consider how your investment in Fund Shares will be taxed. The tax information in this prospectus is provided only as general information. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer,

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or other investor with special circumstances. However, with respect to certain tax issues, the summaries describe the general tax treatment of certain distributions made to corporations and non-U.S. persons. In addition, this section does not describe your state, local or non-U.S. tax consequences. You should consult your own tax advisor about the tax consequences of an investment in Fund Shares.

Fund distributions to you and the sale or redemption of your Fund Shares will have tax consequences to you. Such consequences may be different if you hold your Fund Shares through a tax-exempt entity or tax-advantaged retirement account, such as an individual retirement account or 401(k) plan.

The Fund has elected to be treated, and intends to qualify each year, as a regulated investment company (a "RIC") under the Code. As a RIC, the Fund is generally not subject to corporate-level U.S. federal income tax on any net ordinary income or capital gains that are timely distributed to shareholders. However, the Fund's failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in corporate-level taxation and, consequently, a reduction in amounts available for distribution to shareholders.

The Fund may enter into option agreements with the same counterparty but has taken the position that the option agreements are separate agreements. Under general tax principles, the Fund would not accrue income on separate option agreements during the term of the agreements. However, if the agreements are treated as one agreement, the Fund might be required to accrue income and make annual distributions of income. If the Fund is required to accrue income, but does not distribute the income to shareholders, the Fund may fail to qualify as a RIC. In addition, if the agreements are treated as one agreement, the Fund may fail either or both of the RIC income and diversification tests.

For purposes of the diversification tests, the identification of the issuer (or, in some cases, issuers) of a particular investment can depend on the terms and conditions of such investment. In particular, there is no published Internal Revenue Service guidance or case law on how to determine the "issuer" of various derivatives that the Fund may enter into. Therefore, there is a risk that the Fund will not meet the Code's diversification requirements and will not qualify, or will be disqualified, as a RIC.

Taxes on Distributions

Distributions by the Fund generally are taxable to you as ordinary income or capital gains. Distributions are subject to federal income tax, whether received in cash or reinvested in additional Fund Shares or shares of another fund, and may be subject to state or local taxes. Distributions of the Fund's "investment company taxable income" generally will be taxable as ordinary income to the extent of the Fund's current or accumulated earnings and profits. Notwithstanding the foregoing, distributions that are attributable to "qualified dividends" received by the Fund may be eligible to be taxed at long-term capital gains rates, as long as the Fund and the shareholder meet certain holding period requirements. It is not anticipated that the Fund will have qualified dividend income.

Distributions of the Fund's net capital gain that are properly reported by the Fund as "capital gain dividends" will generally be taxable to you as long-term capital gains, currently at a maximum rate of 20%, regardless of your holding period in the Fund's Shares. The Fund's option strategy is likely to reduce the amount of dividends that might otherwise qualify as capital gains dividends. Distributions in excess of the Fund's current and accumulated earnings and profits first will reduce your adjusted tax basis in your Fund Shares and, after the adjusted basis is reduced to zero, will constitute capital gain. Such capital gain will be long-term capital gain and thus, will be taxed at a maximum rate of 20%, if the distributions are attributable to Fund Shares that you have held for more than one year.

Certain non-corporate taxpayers will also be subject to a 3.8% U.S. federal Medicare contribution tax with respect to the lesser of (1) their "net investment income" or (2) the excess of their "modified adjusted gross income" over a threshold amount ($200,000 for single taxpayers and $250,000 for taxpayers who are married and filing jointly).

Corporate shareholders of the Fund are generally eligible for a dividends-received deduction with respect to ordinary income dividends (but not capital gain dividends) properly designated as eligible for such deduction by the Fund, as long as the Fund and the corporate shareholder meet certain holding period and other requirements. It is not anticipated that the Fund will make distributions eligible for the dividend-received deduction.

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Under a dividend reinvestment service, you may have the option to have all cash distributions automatically reinvested in additional Fund Shares. Any distributions reinvested under such a service will nevertheless be taxable to you as described above.

You will have an adjusted basis in the additional Fund Shares purchased through such a reinvestment service equal to the amount of the reinvested distribution plus the amount of any fees charged for the transaction. The additional Fund Shares will have a holding period commencing on the day following the day on which they are credited to your account.

A distribution will reduce the Fund's NAV per Share and generally will be taxable to you as ordinary income or capital gain even if it is paid from income or gains earned by the Fund before you invested in the Fund. From an investment standpoint, such a distribution constitutes a return of capital. However, from a tax standpoint, it constitutes taxable income. In general, distributions are subject to federal income tax as of the date of payment. However, distributions paid in January will be treated as paid on December 31 of the prior year if they were declared and payable to shareholders of record on a date in October, November or December of the prior year.

The Fund's transactions in derivatives, as well as any of its hedging, short sale, securities loan or similar transactions may be subject to one or more special tax rules. These rules may affect whether gains and losses recognized by the Fund are treated as ordinary or capital, accelerate the recognition of income or gains to the Fund, defer losses to the Fund, and cause adjustments in the holding periods of the Fund's securities, thereby affecting whether capital gains and losses are treated as short-term or long-term. These rules could therefore affect the amount, timing and/or character of distributions to shareholders and thus taxes payable by shareholders.

The FLEX Options included in the Fund's portfolio are exchange-traded options. Under Section 1256 of the Code, certain types of exchange-traded options are treated as if they were sold (i.e., "marked to market") at the end of each year. The Fund does not believe that some of the positions in FLEX Options held by the Fund will be subject to Section 1256, which means that the positions will not be marked to market, but the positions will be subject to the straddle rules.

The straddle rules may affect the character of gains (or losses) realized by the Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that the Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

The tax consequences of straddle transactions to the Fund are not entirely clear in all situations under currently available authority. The straddle rules may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to U.S. shareholders in a non-liquidating distribution. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, if the Fund makes a non-liquidating distribution of its short-term capital gain, the amount which must be distributed to U.S. shareholders as ordinary income may be increased substantially as compared to the Fund that did not engage in such transactions.

You may be subject to federal back-up withholding tax, if you do not provide the Fund with a taxpayer identification number (for an individual, a social security number) and make other required certifications, or the Internal Revenue Service informs the Fund that your tax identification number is incorrect. Backup withholding is not an additional tax. You may claim the amount withheld as a credit on your federal income tax return, provided you furnish the appropriate information to the Internal Revenue Service.

Taxes When Shares are Sold

Any capital gain or loss realized upon a sale of Fund Shares is generally treated as long-term capital gain or loss if you have held the Fund Shares for more than one year and as short-term capital gain or loss if you have held the Fund Shares for one year or less. The ability to deduct capital losses realized on a sale of Fund Shares may be limited.

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Fund Facts

Taxes on Purchase and Redemption of Creation Units

An Authorized Participant that exchanges equity securities for Creation Units will generally recognize a gain or a loss on the exchange. Any such gain or loss will be equal to the difference between the market value of the Creation Units at the time of the exchange, plus (or minus) the cash amount received (or paid), and such Authorized Participant's aggregate basis in the securities surrendered. A person who redeems Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the aggregate market value of the securities received plus (or minus) any cash received (or paid), and such person's basis in the Creation Units redeemed. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in the Authorized Participant's economic position with respect to such Creation Units. Persons exchanging securities should consult their own tax advisor with respect to the applicability of the wash sale rules and the availability and timing of a deduction for any loss. In addition, when a regulated investment company redeems a shareholder in kind, the regulated investment company generally is not required to recognize taxable gains in respect of the portfolio securities it distributes to the redeeming shareholder. However, the Fund may be required to recognize taxable gain on the distribution of certain securities, and the Internal Revenue Service may assert that the Fund must recognize taxable gain in respect of certain other securities that the Fund distributes to a shareholder in exchange for Creation Units, which may increase the amount of taxable gains that the Fund would otherwise be required to distribute in order to maintain its qualification as a regulated investment company and avoid the Fund-level tax.

Any capital gain or loss realized upon a redemption of Creation Units is generally treated as long-term capital gain or loss if the Creation Units have been held for more than one year and as short-term capital gain or loss if the Creation Units have been held for one year or less. If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Fund Shares you purchased or sold and at what price.

Authorized Participants that are dealers may be subject to special tax rules and should consult their own tax advisors regarding the tax consequences of purchasing and redeeming Creation Units in their capacity as dealers.

Treatment of Fund Expenses

Expenses incurred and deducted by the Fund will generally not be treated as income taxable to you.

Non-U.S. Investors

If you are a non-U.S. investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you should be aware that, generally, subject to applicable tax treaties, distributions from the Fund will be characterized as dividends for U.S. federal income tax purposes (other than dividends which the Fund properly reports as capital gain dividends) and will be subject to U.S. federal income taxes, including withholding taxes, subject to certain exceptions described below. However, distributions received by a non-U.S. investor from the Fund that are properly reported by the Fund as capital gain dividends may not be subject to U.S. federal income taxes, including withholding taxes, provided that the Fund makes certain elections and certain other conditions are met. The Fund's option strategy is likely to reduce the amount of distributions otherwise eligible to be capital gains dividends.

Distributions may be subject to a U.S. withholding tax of 30% in the case of distributions to (i) certain non-U.S. financial institutions that have not entered into an agreement with the U.S. Treasury to collect and disclose certain information and are not resident in a jurisdiction that has entered into such an agreement with the U.S. Treasury and (ii) certain other non-U.S. entities that do not provide certain certifications and information about the entity's U.S. owners. The Internal Revenue Service and the Department of Treasury have issued proposed regulations providing that these withholding rules will not be applicable to the gross proceeds of share redemptions or capital gains dividends that the Fund pays.

Other Tax Matters

The foregoing is only a summary of certain federal income tax considerations of investing in the Fund under current law, which is subject to change in the future. Shareholders who are not U.S. persons within the meaning of the Code, such as non-resident aliens, foreign trusts or estates, or foreign corporations or partnerships may be subject to different U.S. federal income tax treatment.

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You may also be subject to state and local taxes on distributions paid by the Fund, and sales and redemptions of Fund Shares. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific tax situation. More information about taxes can be found in the Fund's SAI.

Net Asset Value

The NAV of shares is determined at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on each day the New York Stock Exchange ("NYSE") is open. NAV is computed by determining the aggregate market value of all assets of the Fund, less its liabilities, divided by the total number of shares outstanding (assets-liabilities)/number of shares = NAV). The NYSE is closed on weekends and New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV takes into account the expenses and fees of the Fund, including management, administration, and distribution fees, which are accrued daily. The determination of NAV for the Fund for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received by the Fund (or an authorized broker or agent, or its authorized designee) before the close of trading on the NYSE on that day.

Generally, securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") National Market System for which market quotations are readily available shall be valued using the NASDAQ official closing price. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Futures, swaps and options contracts listed for trading on a futures or options exchange or board of trade for which market quotations are generally available are valued at the last quoted sale price, or, in the absence of a sale, at the mean of the last bid and ask price. Total return swaps on exchange-listed securities are valued at the last quoted sale price, or, in the absence of a sale, at the mean of the last bid and ask price.

Securities held by the Fund are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Board of Trustees ("Valuation Procedures"). If market quotations are not readily available, securities or other assets will be valued at their fair value as determined in good faith by the Adviser in accordance with procedures approved by the Board and evaluated by the Board as to the reliability of the fair value method used. In these cases, the Fund's NAV will reflect certain portfolio securities' fair values rather than their market prices. Fair value pricing involves subjective judgments, and it is possible that the fair value determined for a security or other asset may be materially different than the value that could be realized upon the sale of that security or other asset. The fair value prices can differ from market prices. The Board of Trustees has designated Calamos Advisors as "valuation designee" for the Fund. The valuation designee is responsible for determining the value of the Fund's investments. The designee may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to ensure the process produces reliable results.

The Fund may use independent pricing services to assist in calculating the value of the Fund's securities or other assets.

With respect to any portion of the Fund's assets that are invested in one or more open-end management investment companies registered under the 1940 Act, the Fund's net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

CALAMOS RUSSELL 2000® STRUCTURED ALT PROTECTION ETF® — JANUARY
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Fund Facts

Fund Service Providers

State Street Bank and Trust Company ("State Street"), located at One Congress Street, Suite 1, Boston, Massachusetts 02114-2016 serves as the Fund's administrator, custodian, fund accounting and transfer agent.

Calamos Financial Services LLC ("CFS"), located at 2020 Calamos Court, Naperville, Illinois 60563 serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in Fund Shares.

Ropes & Gray LLP, located at 191 North Wacker Drive, 32nd Floor, Chicago, IL 60606, serves as legal counsel to the Trust.

Premium/Discount Information

Information showing the number of days the market price of the Fund Shares was greater (at a premium) and less (at a discount) than the Fund's NAV for the most recently completed calendar year, and the most recently completed calendar quarters since that year (or the life of the Fund, if shorter), is available at www.calamos.com.

Investments by Other Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including Fund Shares. The SEC adopted Rule 12d1-4 under the 1940 Act on November 19, 2020, which became effective January 19, 2021. The Fund is required to comply with the conditions of Rule 12d1-4, which allows, subject to certain conditions, the Fund to invest in other registered investment companies and other registered investment companies to invest in the Fund beyond the limits contained in Section 12(d)(1) of the 1940 Act.

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Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance for the period of January 2, 2025 (commencement of operations) through July 31, 2025. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's financial statements, are included in the SAI, which is available upon request.

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the year was as follows:

	January 2, 2025• through July 31,
	2025
Per share operating performance
Net asset value, beginning of year	$24.76
Income from investment operations:
Net investment income (loss)(a)	(0.10)
Net realized and unrealized gain (loss)	0.48
Total from investment operations	0.38
Less distributions to common shareholders from:
Net investment income	—
Total distributions	—
Net asset value, end of year	$25.14
Total return applicable to common shareholders
Total investment return based on:
Net asset value(b)	1.53%
Ratios to average net assets applicable to common shareholders
Net expenses	0.69	%(c)
Net investment income (loss)	(0.68	%)(c)
Supplemental data
Net assets applicable to common shareholders, end of year (000)	$59,711
Portfolio turnover rate(d)(e)	0%

  •  Commencement of operations.

  (a)  Net investment income (loss) allocated based on average shares method.

  (b)  Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

  (c)  Annualized.

  (d)  Not annualized.

  (e)  Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

CALAMOS RUSSELL 2000® STRUCTURED ALT PROTECTION ETF® — JANUARY
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Other Information

Continuous Offering

The method by which Creation Units of Fund Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of Fund Shares are issued and sold by the Fund on an ongoing basis, a "distribution," as such term is used in the Securities Act of 1933, as amended (the "Securities Act"), may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirements and liability provisions of the Securities Act. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Fund Shares and sells the Fund Shares directly to customers or if it chooses to couple the creation of a supply of new Fund Shares with an active selling effort involving solicitation of secondary market demand for Fund Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in Fund Shares, whether or not participating in the distribution of Fund Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not "underwriters" but are participating in a distribution (as contrasted with engaging in ordinary secondary market transactions) and thus dealing with the Fund Shares that are part of an overallotment within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national exchange.

Disclaimer

The Calamos Russell 2000® Structured Alt Protection ETF® — January (the "Fund") has been developed solely by Calamos Advisors. The Fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the "LSE Group"). FTSE Russell is a trading name of certain of the LSE Group companies.

All rights in the Russell 2000® Index (the "Index") vest in the relevant LSE Group company which owns the Index. The Russell 2000® Index is a trademark(s) of the relevant LSE Group company and is used by any other LSE Group company under license.

The Index is calculated by or on behalf of FTSE International Limited, FTSE Fixed Income, LLC or its affiliate, agent or partner. The LSE Group does not accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the Fund. The LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Fund or the suitability of the Index for the purpose to which it is being put by Calamos Advisors.

Summary of Certain Provisions of the Second Amended and Restated Trust Instrument

The summary below is a synopsis of certain provisions contained in the Trust's Second Amended and Restated Trust Instrument (the "Trust Instrument"). Shareholders should refer to the Trust Instrument for further information. Defined terms have the meanings contained in the Trust Instrument.

Derivative Actions

The Second Amended and Restated Trust Instrument (the "Trust Instrument") requires, within Section 9 of Article IV, that before bringing any derivative action on behalf of the Fund, Shareholders must have made a written demand to the Board of Trustees requesting that they cause the Trust or affected Series or Class, as applicable, to file the action itself.

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Other Information

In order to warrant consideration, any such written demand must include at least the following:

(1)  a detailed description of the action or failure to act complained of and the facts upon which each such allegation is made;

(2)  a statement to the effect that the complaining Shareholders believe that they will fairly and adequately represent the interests of similarly situated Shareholders in enforcing the right of the Trust or the affected Series or Class, as applicable and an explanation of why the complaining Shareholders believe that to be the case;

(3)  a certification that the following requirements have been met, as well as information reasonably designed to allow the Trustees to verify that certification:

(a)  each complaining Shareholder was a Shareholder of the Trust or the affected Series or Class, as applicable, at the time of the action or failure to act complained of, or acquired the Shares afterwards by operation of law from a Person who was a Shareholder at that time; and

(b)  each complaining Shareholder was a Shareholder of the Trust or the affected Series or Class, as applicable, as of the time the demand required by Section 9 of Article IV was made; and

(4)  a certification that each complaining Shareholder will be a Shareholder of the Trust or the affected Series or Class, as applicable as of the commencement of the derivative action.

The Trust Instrument further provides that at least 10% of the Shareholders of the Trust or the affected Series or Class, as applicable, must join in bringing the derivative action. This provision does not apply to claims brought under the federal securities laws.

The Trust Instrument also provides that a copy of the derivative complaint must be served on the Trust, assuming the requirements described above have already been met and the derivative action has not been barred as further described in the Trust Instrument.

Forum and Waiver of Jury Trial

Section 10 of Article X of the Trust Instrument outlines which shareholder actions must be brought in state court and which must be brought in federal court. This section states in particular that, unless the Trust consents in writing to the selection of an alternative forum, the Federal District Courts of the United States of America shall be the sole and exclusive forum for the resolution of any complaint asserting a cause of action arising under any federal securities law. This provision may increase costs for a shareholder to bring a claim or may limit a shareholder's ability to bring a claim in a judicial forum that they find more convenient or favorable. While the enforceability of the exclusive forum provisions may be challenged, this section also provides that if any provisions of Section 10 shall be held to be invalid, illegal or unenforceable, the validity, legality and enforceability of the remaining portions will still apply.

Section 10 of Article X of the Trust Instrument also states that shareholders and all other such persons bringing any such suit, action, or proceeding in the Superior Court in the State of Delaware waive the right to a trial by jury to the fullest extent permitted by law.

CALAMOS RUSSELL 2000® STRUCTURED ALT PROTECTION ETF® — JANUARY
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For more detailed information on the Fund, several additional sources of information are available to you. The Fund's SAI, incorporated by reference into this prospectus, contains detailed information on the Fund's policies and operation. Additional information about the Fund's investments is available in the annual and semi-annual reports to shareholders and in Form N-CSR. In the Fund's annual reports, you will find a discussion of the market conditions and investment strategies that significantly impacted the Fund's performance during the last fiscal year. In Form N-CSR, you will find the Fund's annual and semi-annual financial statements. The Fund's most recent SAI, annual or semi-annual reports and certain other information are available free of charge by calling the Fund at (866) 363-9219, on the Fund's website at www.calamos.com or through your financial advisor. Shareholders may call the toll-free number above with any inquiries.

You may obtain this and other information regarding the Fund, including the SAI and Codes of Ethics adopted by the Adviser, Distributor and the Trust, directly from the SEC. Information on the SEC's website is free of charge. Visit the SEC's on-line EDGAR database at http://www.sec.gov. You may also request information regarding the Fund by sending a request (along with a duplication fee) to the SEC by sending an electronic request to publicinfo@sec.gov.

Calamos Russell 2000® Structured Alt Protection ETF® — January

2020 Calamos Court
Naperville, IL 60563-2787
866.363.9219

www.calamos.com

SEC File
#811-22887

CPRYSTAPRO 112825

Fund Name	Ticker	Exchange
Calamos Russell 2000® Structured Alt Protection ETF® — April	CPRA	NYSE Arca

Prospectus November 28, 2025

The fund listed above (the "Fund") is a series of the Calamos ETF Trust (the "Trust") and an exchange-traded fund ("ETF"). The Fund lists and principally trades its shares on the NYSE Arca, Inc. ("NYSE Arca" or the "Exchange").

The U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

As described in more detail in the Fund's summary, the Fund seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the iShares® Russell 2000® ETF ("Underlying ETF") up to a predetermined upside cap (the "Cap"), while protecting against 100% of the Underlying ETF's losses (before fees and expenses), over a period of approximately one-year (the "Outcome Period").

•  Upside Cap: A pre-determined upside return Cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Outcome Period. The Cap is determined before fees and expenses. The Cap is expected to change at the beginning of each new Outcome Period.

•  Capital Protection: Represents downside protection target equal to 100% of losses (before fees and expenses) of the Underlying ETF, over the Outcome Period. There is no guarantee the Fund will be successful in providing the sought-after downside protection.

•  Outcome Period: The approximate one-year period over which the Fund seeks to produce the Capital Protected Target Outcome. The current Outcome Period is from April 1, 2025 through March 31, 2026. The Fund will not terminate after the conclusion of the Outcome Period. After the conclusion of the Outcome Period, another will begin.

•  Together, the Upside Cap, Capital Protection, and Outcome Period makeup the "Capital Protected Target Outcome" (alternatively, the "Target Outcome").

•  The Target Outcome may not be achieved, and investors may lose some or all of their money. The Fund is designed to achieve the Target Outcome only if an investor buys on the first day of the Outcome Period and holds the Fund until the end of the Outcome Period.

•  If investors buy or sell on a date other than the start or end date of the Outcome Period, their returns will be different and they may incur losses in excess of the Capital Protection level (i.e., losses exceeding 0%) and they may not experience gains up to the Cap.

•  Investors considering purchasing shares after the beginning of the Outcome Period or considering selling their shares prior to the end of the Outcome Period should visit the Fund's website at www.calamos.com for important information and considerations regarding the Fund's potential outcomes.

•  In periods of extreme market volatility, or during market disruption events, the Fund's ability to offset investor losses via the Capital Protection or provide a return up to the stated upside Cap may be impaired.

•  The Fund will not terminate upon reaching the end of an Outcome Period. Rather, the Fund will rebalance, entering into a new set of options positions, thereby establishing a new Outcome Period, with a new Cap, and reset Capital Protection.

•  The Fund has characteristics unlike many traditional investment products and may not be suitable for all investors. The Fund is only appropriate for shareholders willing to bear losses, including some or all of their investment.

Calamos Russell 2000® Structured Alt Protection ETF® — April

Investment Objective

Calamos Russell 2000® Structured Alt Protection ETF® — April (the "Fund") seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the iShares® Russell2000® ETF ("Underlying ETF") up to a cap of 9.42% (the "Cap"), while protecting against 100% of negative price return of the Underlying ETF (before fees and expenses), for the period from April 1, 2025 through March 31, 2026.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund ("Fund Shares"). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.69%
Distribution and/or Service Fees (12b-1)	0.00%
Other Expenses	0.00%
Total Annual Operating Expenses	0.69%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, whether you sell or hold your Fund Shares, would be:

You would pay the following expenses whether you sell or hold your Fund Shares at the end of the period:

One Year	Three Years	Five Years	Ten Years
$70	$221	$384	$859

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund ("ETF") that is designed to provide investors with the opportunity to benefit from increases in the Underlying ETF's share price up to the stated cap over a specified period of time of approximately one-year (the "Outcome Period"), while providing protection against decreases in the Underlying ETF's share price over the same Outcome Period (before taking fees and expenses into account).

Under normal market conditions, the Fund invests substantially all of its assets in FLexible EXchange Options ("FLEX Options") that reference the price performance of the iShares® Russell 2000® ETF (the "Underlying ETF"). FLEX Options are customized equity or index option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates.

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Calamos Russell 2000® Structured Alt Protection ETF® — April

The Underlying ETF is an exchange-traded fund that seeks to track the investment results of the Russell 2000® Index, which is a float-adjusted capitalization-weighted index of equity securities issued by the approximately 1,945 smallest issuers in the Russell 3000® Index. The Underlying ETF measures the performance of the small-capitalization sector of the U.S. equity market, as defined by FTSE Russell. The Underlying ETF is reconstituted on an annual basis. The Fund's performance does not reflect the payment of dividends by the Underlying ETF. See "The Underlying ETF" for more information.

The returns an investor will receive from an investment in the Fund have characteristics that are distinct from many other investment vehicles, including the Underlying ETF. It is important that you understand these characteristics before making an investment in the Fund.

The Fund uses FLEX Options to employ a capital protected target outcome strategy. Target outcome strategies seek to produce pre-determined investment outcomes based upon the performance of an underlying security or index. The pre-determined outcomes sought by the Fund, which include capital protection to absorb 100% of losses (before fees and expenses) in the Underlying ETF (the "Capital Protection") and upside participation to a stated cap of 9.42% (before fees and expenses) (the "Cap"), are based on the price performance of the Underlying ETF over an Outcome Period.

The outcomes the Fund seeks for investors that hold Fund Shares for an entire Outcome Period are as follows, though there can be no guarantee these results will be achieved:

•  If the Underlying ETF appreciates over the Outcome Period, the combination of FLEX Options held by the Fund seeks to provide upside participation matching that of the Underlying ETF, up to a cap that is determined at the start of the Outcome Period.

•  If the Underlying ETF decreases over the Outcome Period, the combination of FLEX Options held by the Fund seeks to provide protection against 100% of Underlying ETF losses, prior to taking into account the Fund's fees and expenses.

The Fund does not seek to provide capital protection against 100% of losses (before fees and expenses) of the Underlying ETF as of any time other than the end of the Outcome Period.

For the Outcome Period beginning on April 1, 2025 and ending on March 31, 2026, the Cap is 9.42% and the Capital Protection is 100%. When the Fund's fees and expenses are taken into account, the Cap is 8.73% and the Capital Protection is 99.31%. The Cap and Capital Protection will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee.

The current Outcome Period is from April 1, 2025 through March 31, 2026. The Fund will not terminate after the conclusion of the Outcome Period. After the conclusion of the Outcome Period, another will begin. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Outcome Period. This means that the Cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The capital protection will remain the same for each Outcome Period. The Capital Protection and Cap, and the Fund's value relative to each, should be considered before investing in the Fund. The Fund will be perpetually offered and not terminate after the current or any subsequent Outcome Period. Approximately one week prior to the end of an Outcome Period, the Fund's website will be updated to alert existing shareholders that the Outcome Period is approaching its conclusion and will disclose the anticipated Cap range for the next Outcome Period. See "Subsequent Outcome Periods" for more information.

Upon conclusion of the Outcome Period, the Fund will receive the cash value of all the FLEX Options it held for that Outcome Period. It will then invest in a new series of FLEX Options with an expiration date of approximately one year in the future, and a new Outcome Period will begin. Each FLEX Option's value is ultimately derived from the performance of the Underlying ETF's share price during that time. As the terms of the FLEX Options do not change during an Outcome Period, the outcomes, including the Cap and Capital Protection discussed below, will be measured to the Fund's net asset value ("NAV") on the first day of the Outcome Period.

The stated Cap and Capital Protection may only be realized by investors who continuously hold Fund Shares from the commencement of an Outcome Period until its conclusion. An investor who purchases Fund Shares other than on the first day of an Outcome Period and/or sells Fund Shares prior to the end of an Outcome Period may experience results that are very

CALAMOS RUSSELL 2000® STRUCTURED ALT PROTECTION ETF® — APRIL
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Calamos Russell 2000® Structured Alt Protection ETF® — April

different from the target outcomes sought by the Fund for that Outcome Period. While the Cap and Capital Protection provide the intended outcomes only for investors that hold their Fund Shares throughout the complete term of the Outcome Period, an investor can expect the value of their Fund Shares to generally move in the same direction as the Underlying ETF during the Outcome Period. If investors buy or sell on a date other than the start or end date of the Outcome Period, their returns will be different and they may incur losses in excess of the Capital Protection level (i.e., losses exceeding 0%) and they may not experience gains up to the Cap. See "Capital Protection and Cap" for more information.

The Fund's website, www.calamos.com, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Outcome Period, including the Fund's value relative to the Cap and Capital Protection. Before purchasing Fund Shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund Shares on a particular day and held through the end of the Outcome Period.

The Fund's investment objective is not a fundamental policy and therefore may be changed by the Board without shareholder approval.

The Fund seeks to generate returns that match the Underlying ETF, up to the Cap (discussed in detail below), while limiting downside losses. The hypothetical illustrations provided below are designed to illustrate the outcomes that the Fund seeks to provide for investors who hold Fund Shares for the entirety of the Outcome Period. The hypothetical examples set forth below do not represent the performance of the Fund and investors should not rely on the hypothetical examples shown below as an indication of the actual or future performance of the Fund. There is no guarantee that the Fund will be successful in its attempt to provide the target outcomes for an Outcome Period. The returns that the Fund seeks to provide do not include the costs associated with purchasing Fund Shares and certain expenses incurred by the Fund. In the payoff profile illustration, the dotted line represents the Underlying ETF's performance, and the solid line represents the return profile gross of fees and expenses sought by the Fund in relation to the Underlying ETF's indicated performance. The bar chart below represents the Fund's hypothetical intended return profile based upon the performance of the Underlying ETF.

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Calamos Russell 2000® Structured Alt Protection ETF® — April

Explanation of diagram:

1.  Calamos Russell 2000® Structured Alt Protection ETF® — April Participation Layer: The dotted grey line represents the first layer, which involves purchasing a near zero-strike (i.e., deep in-the-money) call on the reference asset, at a pre-determined strike to provide full participation to the price return of the underlying reference asset. In other words, the full price participation provided by this layer provides potential gains and losses that are tantamount to that of owning the underlying reference asset outright, except that this layer does not participate in the dividend yield of the underlying reference asset.

2.  Capital Protection Layer: The solid grey line represents the second layer, which involves purchasing an at-the-money put option, which produces protection equal to 100% of losses (before fees and expenses) of the price return of the reference asset, over the Outcome Period.

3.  Upside Participation Layer (the "Cap"): The solid black line illustrates the final layer, which involves selling an out-of-the-money call, thereby creating the upside cap. The strike price at which the call is sold is determined so that the combined net options purchase price is approximately equal to the underlying asset's current value. The cost of this layer is a credit equal to the price that would make the total package "no-cost" or fully financed.

The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act").

Capital Protection and Cap

The Fund seeks to provide capital protection to absorb 100% of losses (before fees and expenses) of the Underlying ETF at the end of each Outcome Period. When the Fund's management fees are taken into account, the Capital Protection level is reduced to 99.31%. The Capital Protection level will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. If the Fund is required to increase its holdings of cash during the Outcome Period to pay fees and expenses incurred by the Fund, the Capital Protection level may be further reduced. The Fund does not seek to provide capital protection against 100% of losses (before fees and expenses) of the Underlying ETF as of any time other than the end of the Outcome Period.

During the Outcome Period, there may be periods of significant disparity between the Fund's NAV and the Underlying ETF's price performance. As the Underlying ETF price and the Fund's NAV change over the Outcome Period, an investor acquiring Fund Shares after the start of the Outcome Period will likely have a different return potential than an investor who purchased Fund Shares at the start of the Outcome Period. This is because while the Cap and Capital Protection for the Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of an Outcome Period

CALAMOS RUSSELL 2000® STRUCTURED ALT PROTECTION ETF® — APRIL
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Calamos Russell 2000® Structured Alt Protection ETF® — April

and remain constant throughout the Outcome Period, an investor purchasing Fund Shares at market value during the Outcome Period likely purchased Fund Shares at a price that is different from the Fund's NAV at the start of the Outcome Period (i.e., the NAV that the Cap and Capital Protection reference). For example, if an investor purchases Fund Shares during an Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Outcome Period (the "Initial Fund Value"), that investor's Cap will essentially be decreased by the amount of the increase in the Underlying ETF's value, and the capital protection will not set in until the Fund's NAV returns to its Initial Fund Value (i.e., a shareholder must experience losses prior to gaining the protection offered by the Fund's Capital Protection because the Fund must first decrease in value to its Initial Fund Value for the Outcome Period before subsequent losses will be protected by the Capital Protection). Conversely, if an investor purchases Fund Shares during an Outcome Period at a time when the Underlying ETF has decreased in value, the Fund's NAV may dip below the Initial Fund Value. However, in this scenario, that investor's potential gain could be larger than the Fund's Cap for the Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Outcome Period through the date the investor purchased its Fund Shares plus any additional gains between the Initial Fund Value and the Cap. There is no guarantee that the Fund will recover such value or experience such gains. The Cap and capital protection relative to the Initial Fund Value, however, will not change over the Outcome Period.

While the Fund seeks to provide 100% protection against losses experienced by the Underlying ETF (before fees and expenses) for shareholders who hold Fund Shares for an entire Outcome Period, there is no guarantee it will successfully do so. If the Fund's NAV has increased significantly, a shareholder that purchases Fund Shares after the first day of an Outcome Period could lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear those losses. There is no guarantee the capital protection and cap will be successful and a shareholder investing at the beginning of an Outcome Period could also lose their entire investment.

The returns of the Fund are subject to a cap for each Outcome Period, calculated (before fees and expenses) at the beginning of each Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return Cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Outcome Period. If the Underlying ETF experiences any percentage gains over the amount of the Cap, Fund shareholders will not experience those gains. Therefore, regardless of the price return of the Underlying ETF, the Cap (net of fees) is the maximum return an investor can achieve from an investment in the Fund for that Outcome Period. The Cap is set on the first day of each Outcome Period. The Cap is provided prior to taking into account annual Fund management fees of 0.69% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses (such as unexpected litigation) incurred by the Fund. The pre-determined Cap applicable to an Outcome Period will vary based on prevailing market conditions at the time that the Cap is set, including interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the FLEX Options.

The Cap level is a result of the design of the Fund's principal investment strategy. To provide the Capital Protected Target Outcome, the Fund purchases and sells a series of put and call FLEX Options on or around the last business day of the month prior to the beginning of an Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The Adviser will calculate the amount of premiums that the Fund will owe on the put options acquired to provide the Capital Protection and will then sell call FLEX Options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The Cap is the strike price of those FLEX Options the Fund is selling. The Cap, and the Fund's value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund Shares during an Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Outcome Period to a level near the Cap, an investor purchasing Fund Shares will have limited to no gain potential for the remainder of the Outcome Period (because the investor's potential gain will be limited to the difference between the Fund's NAV on the date the investor purchased the Fund Shares and the Cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which it purchased its Fund Shares and the Initial Fund Value for the Outcome Period before subsequent losses will be protected by the Capital Protection. If an

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Calamos Russell 2000® Structured Alt Protection ETF® — April

investor buys Fund Shares when the price exceeds the Cap, an investor selling their shares at the end of the Outcome Period will not experience any gain regardless of the price return of the Underlying ETF.

There is no guarantee that the Fund will be successful in providing these investment outcomes for any Outcome Period, and an investor may experience returns on the Fund significantly below the Cap.

In periods of extreme market volatility or during market disruption events, the Fund's ability to offset investor losses through the use of the FLEX Options to achieve the stated Capital Protection, or provide a return up to the stated upside Cap may be impaired, resulting in an upside limit significantly below the Cap and downside protection significantly lower than full capital protection (i.e., losses greater than 0%), because the Fund may not be able to trade or exercise existing FLEX Options, or may not receive timely payment from its counterparties. An investor may lose their entire investment and an investment in the Fund is only appropriate for investors willing to bear those losses.

For each Outcome Period, the Fund will invest in both purchased and written put and call FLEX Options that reference the Underlying ETF. Because the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options impact the correlation between the Fund's NAV and the price of the Underlying ETF.

General Information about FLEX Options

FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation ("OCC"). The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the "buyer for every seller and the seller for every buyer," with the goal of protecting clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events, as more fully described in the Fund's Statement of Additional Information. Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and subject to the risk that the OCC may fail to perform the settlement of the FLEX Options due to bankruptcy or other adverse reasons. The FLEX Options that the Fund will hold that reference the Underlying ETF will give the Fund the right or the obligation to either receive or deliver shares of the Underlying ETF, or the right or the obligation to either receive or deliver a cash payment on the option expiration date based upon the difference between the Underlying ETF's value and a strike price, depending on whether the option is a put or call option and whether the Fund purchases or sells the option. The FLEX Options held by the Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date. The Fund will generally, under normal conditions, hold FLEX Options for each Outcome Period. The Fund will purchase call options (giving the Fund the right to receive shares of the Underlying ETF or a cash payment) and put options (giving the Fund the right to deliver shares of the Underlying ETF or a cash payment), while simultaneously selling (i.e., writing) call options (giving the Fund the obligation to deliver shares of the Underlying ETF or a cash payment). The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the Fund expects the FLEX Options to be fully covered and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchanges on which the FLEX Options are listed do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts but may charge transaction fees. Each of the FLEX Options purchased and sold throughout the Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Outcome Period. On the Flex Options expiration date, the Fund intends to sell the Flex Options prior to their expiration or cash-settle the Flex Options and use the resulting proceeds to purchase new Flex Options for the next Outcome Period.

The Underlying ETF

The Underlying ETF is an exchange-traded fund that seeks to track the investment results of the Russell 2000® Index, which is a float-adjusted capitalization-weighted index of equity securities issued by the approximately 1,945 smallest issuers in the Russell 3000® Index. The Underlying ETF measures the performance of the small-capitalization sector of the U.S. equity market, as defined by FTSE Russell. The Underlying ETF is reconstituted on an annual basis. The Fund's performance does not reflect the payment of dividends by the Underlying ETF.

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Calamos Russell 2000® Structured Alt Protection ETF® — April

The Underlying ETF is an exchange-traded unit investment trust that uses a replication strategy, meaning it invests in as many of the stocks in the Russell 2000® Index as is practicable. BlackRock Fund Advisors ("BFA") serves as the Underlying ETF's investment adviser. You can find the Underlying ETF's prospectus and other information about the ETF, including the statement of additional information and most recent reports to shareholders, online at "https://www.ishares.com/us/products/239710/ishares-russell-2000-etf".

The summary information below regarding the Underlying ETF comes from its filings with the SEC. You are urged to refer to the SEC filings made by the Underlying ETF and to other publicly available information (e.g., the ETF's annual reports) to obtain an understanding of the ETF's business and financial prospects. The following description of the Underlying ETF's principal investment strategies was taken directly from the Underlying ETF's prospectus, dated August 1, 2025 ("IWM" refers to the Underlying ETF; other defined terms have been modified).

IWM seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index (the "Portfolio"), with the weight of each stock in IWM's Portfolio substantially corresponding to the weight of such stock in the Index.

As of March 31, 2025, the Underlying Index represented approximately 5% of the total market capitalization of the Russell 3000® Index, and a significant portion of the Underlying Index is represented by securities of companies in the financials, healthcare and industrials industries or sectors. The components of the Underlying Index are likely to change over time.

To maintain the correspondence between the composition and weightings of Portfolio Securities and Index Securities, BFA adjusts IWM's Portfolio from time to time to conform to periodic changes made by Russell to the identity and/or relative weightings of Index Securities in the Index. IWM may pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the IWM's performance. During the most recent fiscal year, the IWM's portfolio turnover rate was 18% of the average value of its portfolio.

Although IWM may fail to own certain Index Securities at any particular time, IWM generally will be substantially invested in Index Securities, which should result in a close correspondence between the performance of the Index and the performance of IWM. IWM does not hold or trade futures or swaps and is not a commodity pool. The Index is determined, comprised and calculated without regard to IWM.

Subsequent Outcome Periods

The Fund will alert existing shareholders to the new Cap at the beginning of each new Outcome Period in the following manner:

1.  Approximately one week prior to the end of the current Outcome Period, the Fund will make a sticker filing that will alert existing shareholders that the Outcome Period is approaching its conclusion and disclose the anticipated Cap range for the next Outcome Period. This filing will be mailed to existing shareholders.

2.  Following the close of business on the last day of the Outcome Period, the Fund will make a sticker filing that discloses the Fund's Cap for the next Outcome Period. This filing will be mailed to existing shareholders.

3.  On the first day of the new Outcome Period, the Fund will file a full prospectus that incorporates the sticker filing from the previous evening which replaces the Caps/dates associated with the previous Outcome Period with the Caps/dates associated with the new Outcome Period. Correspondingly, the Fund will file a revised summary prospectus that reflects such changes.

The information referenced above will also be available on the Fund's website at www.calamos.com.

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. You should not consider investing in the Fund if your investment

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Calamos Russell 2000® Structured Alt Protection ETF® — April

objective differs from the Fund's investment objective or if you are not willing to accept the principal risks associated with an investment in the Fund. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a "principal risk" of investing in the Fund, regardless of the order in which it appears. The principal risks of investing in the Fund include:

•  Authorized Participant Concentration Risk — Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs, such as the Fund, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

•  Cap Change Risk — A new Cap is established at the beginning of each Outcome Period and is dependent on prevailing market conditions at the time the Cap is established. As such, the Cap may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods. Investors should monitor the changes in the Cap for each Outcome Period, information for which will be made available pursuant to the procedure outlined in the Fund's prospectus.

•  Capital Protection Risk — There can be no guarantee that the Fund will be successful in its strategy to provide protection against 100% of Underlying ETF losses if the Underlying ETF's share price decreases over the duration of the Outcome Period. The Fund's strategy seeks to deliver returns that match those of the Underlying ETF (up to the Cap), while limiting downside losses, if Fund Shares are held at the time at which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Fund Shares after the FLEX Options were entered into or sells Fund Shares prior to the expiration of the FLEX Options, the Capital Protection that the Fund seeks to provide may not be available. If the Outcome Period has begun and the Underlying ETF has increased in value, the Capital Protection will not protect any decreases in the value of the Underlying ETF to the extent of such appreciation, and therefore an investor may experience losses from this appreciated value until the Fund reaches its original NAV from the commencement of the Outcome Period. Similarly, if an investor purchases Fund Shares after the commencement of the Outcome period and the Underlying ETF has increased in value, an investor purchasing Shares at that point will not benefit from the Capital Protection until the Underlying ETF's value decreases to its original value at the commencement of the Outcome Period. Accordingly, such investor will not receive the protection that the Fund seeks to provide until the Fund experiences losses that return it to its value at the commencement of the Outcome Period. If the FLEX Options (and therefore the Capital Protection) do not perform as expected, an investor may experience significant losses on its investment, including the loss of its entire investment.

•  Capped Upside Risk — The Fund's strategy seeks to provide returns that are subject to the Cap. In the event that the Underlying ETF experiences gains in excess of the Cap for the Outcome Period, the Fund will not participate in, and will underperform the Underlying ETF to the extent of, those gains beyond the Cap. The Fund's strategy seeks to deliver returns that match those of the Underlying ETF (up to the Cap), while protecting against the entirety of downside losses of the Underlying ETF, if Fund Shares are held at the time at which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Fund Shares after the FLEX Options were entered into, there may be little or no ability for that investor to experience an investment gain on their Fund Shares (and such investor may be subjected to potential losses between that Fund Share price and the Fund's NAV at the commencement of the Outcome Period). Further, because the FLEX Options are designed to produce returns that match the price return of the Underlying ETF (subject to the Cap) on the last day of the Outcome Period, if an investor sells Fund Shares prior to the expiration date of the FLEX Options such investor may sell at a point where the

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Calamos Russell 2000® Structured Alt Protection ETF® — April

Fund's performance does not match the performance of the Underlying ETF over the Outcome Period, and therefore may sell at a point where the Fund has underperformed the Underlying ETF.

•  Cash Holdings Risk — To the extent the Fund holds cash positions, the Fund risks achieving lower returns and potential lost opportunities to participate in market appreciation which could negatively impact the Fund's performance and ability to achieve its investment objective.

•  Clearing Member Default Risk — Transactions in some types of derivatives, including FLEX Options, are required to be centrally cleared ("cleared derivatives"). In a transaction involving cleared derivatives, the Fund's counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house ("clearing members") can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member's individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its FLEX Options may, in certain circumstances, be used to satisfy losses of other clients of the Fund's clearing member. In addition, although clearing members guarantee performance of their clients' obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member's bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund's behalf, which heightens the risks associated with a clearing member's default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund's ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund's behalf, the Fund may be unable to effectively implement its investment strategy.

•  Correlation Risk — The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods, consistent with the Fund's valuation policy. Because a component of the FLEX option's value will be affected by, among other things, changes in the Underlying ETF's share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF's share price and the remaining time until the FLEX Options expire, the value of the Fund's FLEX Options positions is not anticipated to increase or decrease at the same rate as the Underlying ETF's share price, and it is possible they may move in different directions, and as a result, the Fund's NAV may not increase or decrease at the same rate as the Underlying ETF's share price. The Fund's strategy is designed to produce the outcomes upon the expiration of the FLEX Options on the last business day of the Outcome Period, and it should not be expected that the outcomes will be provided at any point other than the end of the Outcome Period.

•  Costs of Buying and Selling Fund Shares — Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

•  Derivatives Risk — Derivatives are instruments, such as options, futures and forward foreign currency contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. In addition, derivative instruments are subject to counterparty risk, meaning that the party with whom the Fund enters into a derivative transaction may experience a significant credit event and/or may be unwilling or unable to make timely settlement payments or otherwise honor its obligations. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.

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•  Equity Securities Risk — The securities markets are volatile, and the market prices of the Underlying ETF's securities may decline generally. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. If the market prices of the securities owned by the Underlying ETF fall, the value of your investment in the Fund will decline.

•  FLEX Options Risk — The Fund may invest in FLEX Options issued and guaranteed for settlement by The Options Clearing Corporation ("OCC"). FLEX Options are customized option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be illiquid, and in such cases, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options and changing volatility levels of the reference asset. In connection with the creation and redemption of Fund Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Fund at prices that reflect the market price of the Fund Shares, the Fund's NAV and, in turn the share price of the Fund, could be negatively impacted. The Fund may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless.

•  Investment Timing Risk — An investor who purchases Fund Shares other than on the first day of the options package and/or sells Fund Shares before the options package expires may not experience the 100% downside protection or upside participation in the Underlying ETF. The Fund's downside protection and upside participation of the Underlying ETF may only be available for investors who hold Fund Shares throughout the complete term of the options package. An investor can expect their Fund Shares to move generally in the same direction as the Underlying ETF during the one-year options package. However, Fund Shares may not experience the same price movement as the price movement of the Underlying ETF. During the duration of the option package, there may be periods of significant disparity between the Fund's NAV and the Underlying ETF's price performance. For example, if an investor purchases Fund Shares during an options package period at a time when the Underlying ETF's share price has increased from its price at the beginning of the options package period, the investor may not be 100% protected against Underlying ETF downside losses. In addition, if an investor purchases Fund Shares during an options package period at a time when the Underlying ETF's share price has increased from its price at the beginning of the options package period, that investor's cap will essentially be decreased from the stated Cap by the amount of the increase in the Underlying ETF's value.

•  Liquidity Risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

•  Liquidity Risk — FLEX Options — In the event that trading in the underlying FLEX Options is limited or absent, the value of the Fund's FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities, including certain non-customized option contracts. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. Additionally, the liquidation of a large number of FLEX Options may more significantly impact the price in a less liquid market. Further, the Fund requires a sufficient number of participants to facilitate the purchase and sale of options on an exchange to provide liquidity to the Fund for its FLEX Option positions. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

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Calamos Russell 2000® Structured Alt Protection ETF® — April

•  Market Maker Risk — If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund's net asset value and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of the Fund Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund's portfolio securities and the Fund's market price. This reduced effectiveness could result in Fund Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Fund Shares.

•  Market Risk — The risk that the securities markets will increase or decrease in value is considered market risk and applies to any security. If there is a general decline in the stock or fixed-income market, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests.

•  New Fund Risk — The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

•  Non-Diversification Risk — The Fund is classified as "non-diversified" under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code").

•  Options Risk — The Fund's ability to close out its position as a purchaser or seller of an over-the-counter or exchange-listed put or call option is dependent, in part, upon the liquidity of the options market. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Fund's ability to utilize options successfully will depend on the ability of the Fund's investment adviser to predict pertinent market movements, which cannot be assured. The Fund may also purchase or write over-the-counter put or call options, which involves risks different from, and possibly greater than, the risks associated with exchange-listed put or call options. Over-the-counter put or call options may expose the Fund to the risk that a counterparty may be unable or unwilling to perform according to a contract, and that any deterioration in a counterparty's creditworthiness could adversely affect the instrument. In addition, the Fund may be exposed to a risk that losses may exceed the amount originally invested.

•  Premium-Discount Risk — Fund Shares may trade above or below their NAV. The market prices of Fund Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Fund Shares on the Exchange. The trading price of Fund Shares may deviate significantly from NAV during periods of market volatility.

•  Secondary Market Trading Risk — Investors buying or selling Fund Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund Shares. Although the Fund Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Fund Shares on the Exchange may be halted.

•  Sector Risk — To the extent the Underlying ETF invests a significant portion of its assets in a particular sector, a greater portion of the Fund's performance may be affected by the general business and economic conditions affecting that sector. Each sector may share economic risk with the broader market, however there may be economic risks specific to each sector. As a result, returns from those sectors may trail returns from the overall stock market, and it is possible that the Underlying ETF may underperform the broader market.

•  Small-Capitalization Companies Risk — Compared to mid- and large capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments. In addition, the securities of small-capitalization companies may be more volatile and less liquid than those of mid- and large-capitalization companies.

•  Tax Risk — The Fund intends to elect and to qualify each year to be treated as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The federal income tax treatment of the securities in which the Fund may invest, including the Fund's option strategy, may not be clear or may be subject to

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Calamos Russell 2000® Structured Alt Protection ETF® — April

recharacterization by the Internal Revenue Service. It could be more difficult to comply with the tax requirements applicable to RICs if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the Internal Revenue Service. Any such failure to comply with the rules applicable to RICs could cause the Fund to fail to qualify as such. To qualify and maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published Internal Revenue Service guidance or case law on how to determine the "issuer" of certain derivatives that the Fund will enter into. Based upon the language in the legislative history, the Fund intends to treat the issuer of an equity option as the referenced asset and to treat any income it may derive from an equity option as "qualifying income" under the provisions of the Code applicable to RICs. In the case of FLEX Options, assuming the referenced asset qualifies as a RIC, treating the issuer as the referenced asset would allow the Fund to count the FLEX Options as automatically diversified investments under the RIC diversification requirements. If the income is not qualifying income or the issuer of equity options, including FLEX Options, is not appropriately the referenced asset, the Fund may not qualify, or may be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund's taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

The Fund's investments in offsetting positions with respect to the Underlying ETF may affect the character of gains or losses realized by the Fund under the Code's "straddle" rules and may increase the amount of short-term capital gain realized by the Fund. Certain options the Fund holds may not qualify as "Section 1256 contracts" under Section 1256 of the Code, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

There is a risk that if the offsetting FLEX Options are held by a single person, the IRS may take the position that the FLEX Options, viewed together, should be treated as a single debt instrument for federal tax purposes. The result of such a position would be that the Fund would fail the RIC diversification tests, causing the RIC to be taxed as a C corporation, unless certain cure rights based upon reasonable cause may apply. The Fund has obtained an opinion of tax counsel that the FLEX Options should not be collapsed into a single instrument. However, such an opinion is not binding upon the IRS or the courts.

•  Trading Issues Risk — Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange's "circuit breaker" rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund's assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.

•  Underlying ETF Risk — The Fund invests in FLEX Options that reference an ETF, which subjects the Fund to certain of the risks of owning shares of an ETF as well as the types of instruments in which the Underlying ETF invests. The value of an ETF will fluctuate over time based on fluctuations in the values of the securities held by the ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. In addition, ETFs are subject to absence of an active market risk, premium/discount risk, tracking error risk and trading issues risk. Brokerage, tax and other expenses may negatively impact the performance of the Underlying ETF and, in turn, the value of the Fund's shares. An ETF that tracks an index may not exactly match the performance of the index due to cash drag, differences between the portfolio of the ETF and the components of the index, expenses and other factors.

•  Valuation Risk — During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options may become more difficult. In market environments where there is reduced availability of reliable objective pricing data, the judgment of the Fund's investment adviser in determining the fair value of the security may play a greater role. While such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.

CALAMOS RUSSELL 2000® STRUCTURED ALT PROTECTION ETF® — APRIL
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Calamos Russell 2000® Structured Alt Protection ETF® — April

Fund Performance

The Fund commenced operations on April 1, 2025, and thus does not yet have annual returns for a full calendar year. Accordingly, performance data is not included. Performance information is available at no cost by visiting www.calamos.com. Past performance (before and after taxes) is not an indication of future performance.

Investment Adviser

Calamos Advisors LLC ("Calamos" or the "Adviser")

Portfolio Managers

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH ADVISER
David O'Donohue	Since April 2025	SVP, Sr. Co-Portfolio Manager
Jimmy Young	Since April 2025	SVP, Co-Portfolio Manager
Eli Pars	Since April 2025	SVP, Sr. Co-Portfolio Manager
Jason Hill	Since April 2025	SVP, Sr. Co-Portfolio Manager
Anthony Vecchiolla	Since April 2025	VP, Co-Portfolio Manager
Jordan Rosenfeld	Since November 2025	VP, Co-Portfolio Manager

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Other Important Information Regarding Fund Shares

Portfolio Holdings. The Fund's portfolio holdings are disclosed on its website daily after the close of trading on the Exchange and prior to the opening of trading on the Exchange the following day. A description of the Fund's policies and procedures with respect to the disclosure of such Fund's portfolio holdings is available in the Fund's Statement of Additional Information ("SAI").

Premium/Discount Information. Information about the premiums and discounts at which the Fund's Shares have traded will be available at www.calamos.com.

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as "Creation Units." Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at net asset value ("NAV"), Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the "bid-ask spread"). Recent information regarding the Fund's NAV, market price, premiums and discounts, and bid-ask spreads is available at https://www.calamos.com/.

Tax Information

Net investment income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute net investment income and capital gains, if any, at least annually.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), such Fund and its related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

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Additional Information About Investment Strategies and Related Risks

The Fund's investment objective and each of the policies described herein are non-fundamental policies that may be changed by the Board of Trustees of the Trust (the "Board") without shareholder approval. The Fund may liquidate and terminate at any time without shareholder approval.

What are the investment objectives and principal strategies for the Fund?

The Fund is an actively managed exchange-traded fund ("ETF") that is designed to provide investors with the opportunity to benefit from increases in the Underlying ETF's share price up to the stated cap over a specified period of time of approximately one-year (the "Outcome Period"), while providing protection against decreases in the Underlying ETF's share price over the same Outcome Period (before taking fees and expenses into account).

Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange Options ("FLEX Options") that reference the price performance of the iShares® Russell 2000® ETF (the "Underlying ETF"). FLEX Options are customized equity or index option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates.

The Underlying ETF is an exchange-traded unit investment trust that uses a replication strategy, meaning it invests in as many of the stocks in the Russell 2000® Index as is practicable. BlackRock Fund Advisors ("BFA") serves as the Underlying ETF's investment adviser. You can find the Underlying ETF's prospectus and other information about the ETF, including the statement of additional information and most recent reports to shareholders, online at "https://www.ishares.com/us/products/239710/ishares-russell-2000-etf". See "The Underlying ETF" for more information.

The returns an investor will receive from an investment in the Fund have characteristics that are distinct from many other investment vehicles, including the Underlying ETF. It is important that you understand these characteristics before making an investment in the Fund.

The Fund uses FLEX Options to employ a capital protected target outcome strategy. Target outcome strategies seek to produce pre-determined investment outcomes based upon the performance of an underlying security or index. The pre-determined outcomes sought by the Fund, which include capital protection to absorb 100% of losses (before fees and expenses) in the Underlying ETF (the "Capital Protection") and upside participation to a stated cap of 9.42% (before fees and expenses) (the "Cap"), are based on the price performance of the Underlying ETF over an approximate one-year period (the "Outcome Period").

The outcomes the Fund seeks for investors that hold Fund Shares for an entire Outcome Period are as follows, though there can be no guarantee these results will be achieved:

•  If the Underlying ETF appreciates over the Outcome Period, the combination of FLEX Options held by the Fund seeks to provide upside participation matching that of the Underlying ETF, up to a Cap that is determined at the start of the Outcome Period.

•  If the Underlying ETF decreases over the Outcome Period, the combination of FLEX Options held by the Fund seeks to provide protection against 100% of Underlying ETF losses, prior to taking into account the Fund's fees and expenses.

The Fund does not seek to provide capital protection against 100% of losses (before fees and expenses) of the Underlying ETF as of any time other than the end of the Outcome Period.

For the Outcome Period beginning on April 1, 2025 and ending on March 31, 2026, the Cap is 9.42% and the Capital Protection is 100%. When the Fund's fees and expenses are taken into account, the Cap is 8.73% and the Capital Protection is 99.31%. The Cap and Capital Protection will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee.

The current Outcome Period is from April 1, 2025 through March 31, 2026. The Fund will not terminate after the conclusion of the Outcome Period. After the conclusion of the Outcome Period, another will begin. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Outcome

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Additional Information About Investment Strategies and Related Risks

Period. This means that the Cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The capital protection will remain the same for each Outcome Period. The Capital Protection and Cap, and the Fund's value relative to each, should be considered before investing in the Fund. The Fund will be perpetually offered and not terminate after the current or any subsequent Outcome Period. Approximately one week prior to the end of an Outcome Period, the Fund's website will be updated to alert existing shareholders that the Outcome Period is approaching its conclusion and will disclose the anticipated Cap range for the next Outcome Period. See "Subsequent Outcome Periods" for more information.

Upon conclusion of the Outcome Period, the Fund will receive the cash value of all the FLEX Options it held for that Outcome Period. It will then invest in a new series of FLEX Options with an expiration date of approximately one year in the future, and a new Outcome Period will begin. Each FLEX Option's value is ultimately derived from the performance of the Underlying ETF's share price during that time. As the terms of the FLEX Options do not change during an Outcome Period, the outcomes, including the Cap and 100% Capital Protection discussed below, will be measured to the Fund's net asset value ("NAV") on the first day of the Outcome Period.

The stated Cap and Capital Protection may only be realized by investors who continuously hold Fund Shares from the commencement of an Outcome Period until its conclusion. An investor who purchases Fund Shares other than on the first day of an Outcome Period and/or sells Fund Shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. While the Cap and Capital Protection provide the intended outcomes only for investors that hold their Fund Shares throughout the complete term of the Outcome Period, an investor can expect the value of their Fund Shares to generally move in the same direction as the Underlying ETF during the Outcome Period. If investors buy or sell on a date other than the start or end date of the Outcome Period, their returns will be different and they may incur losses in excess of the Capital Protection level (i.e., losses exceeding 0%) and they may not experience gains up to the Cap. See "Capital Protection and Cap" for more information.

The Fund's website www.calamos.com provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Outcome Period, including the Fund's value relative to the Cap and Capital Protection. Before purchasing Fund Shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund Shares on a particular day and held through the end of the Outcome Period.

The Fund's investment objective is not a fundamental policy and therefore may be changed by the Board without shareholder approval.

The Fund seeks to generate returns that match the Underlying ETF, up to the Cap (discussed in detail below), while limiting downside losses. The hypothetical illustrations provided below are designed to illustrate the outcomes that the Fund seeks to provide for investors who hold Fund Shares for the entirety of the Outcome Period. The hypothetical examples set forth below do not represent the performance of the Fund and investors should not rely on the hypothetical examples shown below as an indication of the actual or future performance of the Fund. There is no guarantee that the Fund will be successful in its attempt to provide the target outcomes for an Outcome Period. The returns that the Fund seeks to provide do not include the costs associated with purchasing Fund Shares and certain expenses incurred by the Fund. In the payoff profile illustration, the dotted line represents the Underlying ETF's performance, and the solid line represents the return profile gross of fees and expenses sought by the Fund in relation to the Underlying ETF's indicated performance. The bar chart below represents the Fund's hypothetical intended return profile based upon the performance of the Underlying ETF.

CALAMOS RUSSELL 2000® STRUCTURED ALT PROTECTION ETF® — APRIL
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Additional Information About Investment Strategies and Related Risks

Explanation of diagram:

1.  Calamos Russell 2000® Structured Alt Protection ETF® — April Participation Layer: The dotted grey line represents the first layer, which involves purchasing a near zero-strike (i.e., deep in-the-money) call on the reference asset, at a pre-determined strike to provide full participation to the price return of the underlying reference asset. In other words, the full price participation provided by this layer provides potential gains and losses that are tantamount to that of owning the underlying reference asset outright, except that this layer does not participate in the dividend yield of the underlying reference asset.

2.  Capital Protection Layer: The solid grey line represents the second layer, which involves purchasing an at-the-money put option, which produces protection equal to 100% of losses (before fees and expenses) of the price return of the reference asset, over the Outcome Period.

3.  Upside Participation Layer (the "Cap"): The solid black line illustrates the final layer, which involves selling an out-of-the-money call, thereby creating the upside cap. The strike price at which the call is sold is determined so that the combined net options purchase price is approximately equal to the underlying asset's current value. The cost of this layer is a credit equal to the price that would make the total package "no-cost" or fully financed.

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Additional Information About Investment Strategies and Related Risks

The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act").

Capital Protection and Cap

The Fund seeks to provide capital protection to absorb 100% of losses (before fees and expenses) of the Underlying ETF at the end of each Outcome Period. When the Fund's management fees are taken into account, the Capital Protection level is reduced to 99.31%. The Capital Protection level will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. If the Fund is required to increase its holdings of cash during the Outcome Period to pay fees and expenses incurred by the Fund, the Capital Protection level may be further reduced. The Fund does not seek to provide capital protection against 100% of losses (before fees and expenses) of the Underlying ETF as of any time other than the end of the Outcome Period.

During the Outcome Period, there may be periods of significant disparity between the Fund's NAV and the Underlying ETF's price performance. As the Underlying ETF price and the Fund's Net Asset Value ("NAV") change over the Outcome Period, an investor acquiring Fund Shares after the start of the Outcome Period will likely have a different return potential than an investor who purchased Fund Shares at the start of the Outcome Period. This is because while the Cap and Capital Protection for the Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of an Outcome Period and remain constant throughout the Outcome Period, an investor purchasing Fund Shares at market value during the Outcome Period likely purchased Fund Shares at a price that is different from the Fund's NAV at the start of the Outcome Period (i.e., the NAV that the Cap and Capital Protection reference). For example, if an investor purchases Fund Shares during an Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Outcome Period (the "Initial Fund Value"), that investor's Cap will essentially be decreased by the amount of the increase in the Underlying ETF's value, and the capital protection will not set in until the Fund's NAV returns to its Initial Fund Value (i.e., a shareholder must experience losses prior to gaining the protection offered by the Fund's Capital Protection because the Fund must first decrease in value to its Initial Fund Value for the Outcome Period before subsequent losses will be protected by the Capital Protection). Conversely, if an investor purchases Fund Shares during an Outcome Period at a time when the Underlying ETF has decreased in value, the Fund's NAV may dip below the Initial Fund Value. However, in this scenario, that investor's potential gain could be larger than the Fund's Cap for the Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Outcome Period through the date the investor purchased its Fund Shares plus any additional gains between the Initial Fund Value and the Cap. There is no guarantee that the Fund will recover such value or experience such gains. The Cap and capital protection relative to the Initial Fund Value, however, will not change over the Outcome Period.

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Additional Information About Investment Strategies and Related Risks

While the Fund seeks to provide 100% protection against losses experienced by the Underlying ETF (before fees and expenses) for shareholders who hold Fund Shares for an entire Outcome Period, there is no guarantee it will successfully do so. If the Fund's NAV has increased significantly, a shareholder that purchases Fund Shares after the first day of an Outcome Period could lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear those losses. There is no guarantee the capital protection and cap will be successful and a shareholder investing at the beginning of an Outcome Period could also lose their entire investment.

The returns of the Fund are subject to a cap for each Outcome Period, calculated (before fees and expenses) at the beginning of each Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return Cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Outcome Period. If the Underlying ETF experiences any percentage gains over the amount of the Cap, Fund shareholders will not experience those gains. Therefore, regardless of the price return of the Underlying ETF, the Cap (net of fees) is the maximum return an investor can achieve from an investment in the Fund for that Outcome Period. The Cap is set on the first day of each Outcome Period. The Cap is provided prior to taking into account annual Fund management fees of 0.69% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses (such as unexpected litigation) incurred by the Fund. The pre-determined Cap applicable to an Outcome Period will vary based on prevailing market conditions at the time that the Cap is set, including interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the FLEX Options.

The Cap level is a result of the design of the Fund's principal investment strategy. To provide the Capital Protected Target Outcome, the Fund purchases and sells a series of put and call FLEX Options on or around the last business day of the month prior to the beginning of an Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The Adviser will calculate the amount of premiums that the Fund will owe on the put options acquired to provide the Capital Protection and will then sell call FLEX Options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The Cap is the strike price of those FLEX Options the Fund is selling. The Cap, and the Fund's value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund Shares during an Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Outcome Period to a level near the Cap, an investor purchasing Fund Shares will have limited to no gain potential for the remainder of the Outcome Period (because the investor's potential gain will be limited to the difference between the Fund's NAV on the date the investor purchased the Fund Shares and the Cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which it purchased its Fund Shares and the Initial Fund Value for the Outcome Period before subsequent losses will be protected by the Capital Protection. If an investor buys Fund Shares when the price exceeds the Cap, an investor selling their shares at the end of the Outcome Period will not experience any gain regardless of the price return of the Underlying ETF. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Outcome Period, and an investor may experience returns on the Fund significantly below the Cap.

In periods of extreme market volatility or during market disruption events, the Fund's ability to offset investor losses through the use of the FLEX Options to achieve the stated Capital Protection, or provide a return up to the stated upside Cap may be impaired, resulting in an upside limit significantly below the Cap and downside protection significantly lower than full capital protection (i.e., losses greater than 0%), because the Fund may not be able to trade or exercise existing FLEX Options, or may not receive timely payment from its counterparties. An investor may lose their entire investment and an investment in the Fund is only appropriate for investors willing to bear those losses.

For each Outcome Period, the Fund will invest in both purchased and written put and call FLEX Options that reference the Underlying ETF. Because the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options impact the correlation between the Fund's NAV and the price of the Underlying ETF.

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Additional Information About Investment Strategies and Related Risks

General Information about FLEX Options

FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation ("OCC"). The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the "buyer for every seller and the seller for every buyer," with the goal of protecting clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events, as more fully described in the Fund's Statement of Additional Information. Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and subject to the risk that the OCC may fail to perform the settlement of the FLEX Options due to bankruptcy or other adverse reasons. The FLEX Options that the Fund will hold that reference the Underlying ETF will give the Fund the right or the obligation to either receive or deliver shares of the Underlying ETF, or the right or the obligation to either receive or deliver a cash payment on the option expiration date based upon the difference between the Underlying ETF's value and a strike price, depending on whether the option is a put or call option and whether the Fund purchases or sells the option. The FLEX Options held by the Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date. The Fund will generally, under normal conditions, hold FLEX Options for each Outcome Period. The Fund will purchase call options (giving the Fund the right to receive shares of the Underlying ETF or a cash payment) and put options (giving the Fund the right to deliver shares of the Underlying ETF or a cash payment), while simultaneously selling (i.e., writing) call options (giving the Fund the obligation to deliver shares of the Underlying ETF or a cash payment). The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the Fund expects the FLEX Options to be fully covered and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchanges on which the FLEX Options are listed do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts but may charge transaction fees. Each of the FLEX Options purchased and sold throughout the Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Outcome Period. On the Flex Options expiration date, the Fund intends to sell the Flex Options prior to their expiration or cash-settle the Flex Options and use the resulting proceeds to purchase new Flex Options for the next Outcome Period.

The Underlying ETF

The Underlying ETF is an exchange-traded fund that seeks to track the investment results of the Russell 2000® Index, which is a float-adjusted capitalization-weighted index of equity securities issued by the approximately 1,945 smallest issuers in the Russell 3000® Index. The Underlying ETF measures the performance of the small-capitalization sector of the U.S. equity market, as defined by FTSE Russell. The Underlying ETF is reconstituted on an annual basis. The Fund's performance does not reflect the payment of dividends by the Underlying ETF.

The Underlying ETF is an exchange-traded unit investment trust that uses a replication strategy, meaning it invests in as many of the stocks in the Russell 2000® Index as is practicable. BlackRock Fund Advisors ("BFA") serves as the Underlying ETF's investment adviser. You can find the Underlying ETF's prospectus and other information about the ETF, including the statement of additional information and most recent reports to shareholders, online at "https://www.ishares.com/us/products/239710/ishares-russell-2000-etf".

The summary information below regarding the Underlying ETF comes from its filings with the SEC. You are urged to refer to the SEC filings made by the Underlying ETF and to other publicly available information (e.g., the ETF's annual reports) to obtain an understanding of the ETF's business and financial prospects. The following description of the Underlying ETF's principal investment strategies was taken directly from the Underlying ETF's prospectus, dated August 1, 2025 ("IWM" refers to the Underlying ETF; other defined terms have been modified).

"IWM seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index (the "Portfolio"), with the weight of each stock in IWM's Portfolio substantially corresponding to the weight of such stock in the Index. In IWM's prospectus, the term "Portfolio Securities" refers to the common stocks that are actually held by IWM and make up IMW's Portfolio, while the term "Index Securities" refers to the common stocks that are included in the Index, as

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Additional Information About Investment Strategies and Related Risks

determined by the index provider, FTSE Russell ("Russell"). At any time, IWM's Portfolio will consist of as many of the Index Securities as is practicable.

As of March 31, 2025, the Underlying Index represented approximately 5% of the total market capitalization of the Russell 3000® Index, and a significant portion of the Underlying Index is represented by securities of companies in the financials, healthcare and industrials industries or sectors. The components of the Underlying Index are likely to change over time.

To maintain the correspondence between the composition and weightings of Portfolio Securities and Index Securities, BFA adjusts IWM's Portfolio from time to time to conform to periodic changes made by Russell to the identity and/or relative weightings of Index Securities in the Index. IWM may pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the IWM's performance. During the most recent fiscal year, the IWM's portfolio turnover rate was 18% of the average value of its portfolio. Portfolio turnover will be a function of changes to the Index as well as requirements of IWM's trust agreement.

Although IWM may fail to own certain Index Securities at any particular time, IWM generally will be substantially invested in Index Securities, which should result in a close correspondence between the performance of the Index and the performance of IWM. IWM does not hold or trade futures or swaps and is not a commodity pool. The Index is determined, comprised and calculated without regard to IWM.

Subsequent Outcome Periods

The Fund will alert existing shareholders to the new Cap at the beginning of each new Outcome Period in the following manner:

1.  Approximately one week prior to the end of the current Outcome Period, the Fund will make a sticker filing that will alert existing shareholders that the Outcome Period is approaching its conclusion and disclose the anticipated Cap range for the next Outcome Period. This filing will be mailed to existing shareholders.

2.  Following the close of business on the last day of the Outcome Period, the Fund will make a sticker filing that discloses the Fund's Cap for the next Outcome Period. This filing will be mailed to existing shareholders.

3.  On the first day of the new Outcome Period, the Fund will file a full prospectus that incorporates the sticker filing from the previous evening which replaces the Caps/dates associated with the previous Outcome Period with the Caps/dates associated with the new Outcome Period. Correspondingly, the Fund will file a revised summary prospectus that reflects such changes.

The information referenced above will also be available on the Fund's website at www.calamos.com.

Changes in 80% policy

The Fund has adopted a non-fundamental operating policy that requires it, under normal circumstances, to invest at least 80% of its net assets (plus borrowings for investment purposes, if any) in investments that provide exposure to the Russell 2000® Index. Although this requirement may be changed by the Board of Trustees without shareholder approval, the Fund will notify shareholders in writing at least 60 days prior to any change in its 80% policy.

Non-Principal Investments

Cash Equivalents and Short-Term Investments

The Fund may invest in securities with maturities of less than one year or cash equivalents, or it may hold cash. The percentage of the Fund invested in such holdings varies and depends on several factors, including market conditions. For temporary defensive purposes and during periods of high cash inflows or outflows, the Fund may invest part or all of its assets in these securities or it may hold cash. During such periods, the Fund may not be able to achieve its investment objective. The Fund may adopt a defensive strategy when the portfolio managers believe securities in which such Fund normally invests have elevated

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Additional Information About Investment Strategies and Related Risks

risks due to political or economic factors and in other extraordinary circumstances. For more information on eligible short-term investments, see the SAI.

Illiquid Investments

The Fund may invest up to 15% of its net assets in securities and other instruments that are, at the time of investment, illiquid (determined using the Securities and Exchange Commission's standard applicable to investment companies, i.e., any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). For this purpose, illiquid investments may include, but are not limited to, certain restricted securities (securities the disposition of which is restricted under the federal securities laws), certain securities that may only be resold pursuant to Rule 144A under the Securities Act, and certain repurchase agreements, among others.

Temporary Investments

In response to market, economic, political, or other conditions, the Fund may temporarily invest for defensive purposes that are inconsistent with the Fund's principal investment strategies. If the Fund does so, different factors could affect the Fund's performance, and the Fund may not achieve its investment objective.

Risks of Investing in the Fund

This prospectus describes the risks you may face as an investor in the Fund. It is important to keep in mind that generally, investments with a higher potential reward also have a higher risk of losing money. The reverse is also commonly true: the lower the risk, the lower the potential reward. However, as you consider an investment in the Fund, you should also take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in this investment for a long period of time to ride out down periods.

As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time, and it is possible to lose money. Each risk summarized below is considered a "principal risk" of investing in the Fund, regardless of the order in which it appears.

Principal Risks

Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs, such as the Fund, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

Cap Change Risk. A new Cap is established at the beginning of each Outcome Period and is dependent on prevailing market conditions at the time the Cap is established. Expected dividends of the Underlying ETF, market interest rates, the Underlying ETF's share price relative to the FLEX Options' strike prices, and the "implied volatility" of the Underlying ETF (the expected frequency and magnitude of changes of the Underlying ETF's share price) can impact the Cap the Fund is able to establish at the beginning of each outcome period. Extremely low interest rates (e.g., 0%) may result in a significantly lower Cap. As such, the Cap may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods. Investors should monitor the changes in the Cap for each Outcome Period, information for which will be made available pursuant to the procedure outlined in the Fund's prospectus.

Capital Protection Risk. There can be no guarantee that the Fund will be successful in its strategy to provide protection against 100% of Underlying ETF losses if the Underlying ETF's share price decreases over the duration of the Outcome Period. The Fund's strategy seeks to deliver returns that match those of the Underlying ETF (up to the Cap), while limiting downside losses, if Fund Shares are held at the time at which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Fund Shares after the FLEX Options were entered

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into or sells Fund Shares prior to the expiration of the FLEX Options, the Capital Protection that the Fund seeks to provide may not be available. If the Outcome Period has begun and the Underlying ETF has increased in value, the Capital Protection will not protect any decreases in the value of the Underlying ETF to the extent of such appreciation, and therefore an investor may experience losses from this appreciated value until the Fund reaches its original NAV from the commencement of the Outcome Period. Similarly, if an investor purchases Fund Shares after the commencement of the Outcome period and the Underlying ETF has increased in value, an investor purchasing Shares at that point will not benefit from the Capital Protection until the Underlying ETF's value decreases to its original value at the commencement of the Outcome Period. Accordingly, such investor will not receive the protection that the Fund seeks to provide until the Fund experiences losses that return it to its value at the commencement of the Outcome Period. If the FLEX Options (and therefore the Capital Protection) do not perform as expected, an investor may experience significant losses on its investment, including the loss of its entire investment.

Capped Upside Risk. The Fund's strategy seeks to provide returns that are subject to the Cap. In the event that the Underlying ETF experiences gains in excess of the Cap for the Outcome Period, the Fund will not participate in, and will underperform the Underlying ETF to the extent of, those gains beyond the Cap. The Fund's strategy seeks to deliver returns that match those of the Underlying ETF (up to the Cap), while protecting against the entirety of downside losses of the Underlying ETF, if Fund Shares are held at the time at which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Fund Shares after the FLEX Options were entered into, there may be little or no ability for that investor to experience an investment gain on their Shares (and such investor may be subjected to potential losses between that Fund Share price and the Fund's NAV at the commencement of the Outcome Period). Further, because the FLEX Options are designed to produce returns that match the price return of the Underlying ETF (subject to the Cap) on the last day of the Outcome Period, if an investor sells Fund Shares prior to the expiration date of the FLEX Options such investor may sell at a point where the Fund's performance does not match the performance of the Underlying ETF over the Outcome Period, and therefore may sell at a point where the Fund has underperformed the Underlying ETF.

Cash Holdings Risk. The Fund may invest in cash and cash equivalents for indefinite periods of time when the Fund's investment adviser determines the prevailing market environment warrants doing so. When the Fund holds cash positions, it may lose opportunities to participate in market appreciation, which may result in lower returns than if the Fund had remained fully invested in the market. Furthermore, cash and cash equivalents may generate minimal or no income and could negatively impact the Fund's performance and ability to achieve its investment objective.

Clearing Member Default Risk. Transactions in some types of derivatives, including FLEX Options, are required to be centrally cleared ("cleared derivatives"). In a transaction involving cleared derivatives, the Fund's counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house ("clearing members") can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member's individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its FLEX Options may, in certain circumstances, be used to satisfy losses of other clients of the Fund's clearing member. In addition, although clearing members guarantee performance of their clients' obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member's bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund's behalf, which heightens the risks associated with a clearing member's default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund's ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund's behalf, the Fund may be unable to effectively implement its investment strategy.

Correlation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods, consistent with the Fund's valuation policy. Because a component of the FLEX option's value will

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be affected by, among other things, changes in the Underlying ETF's share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF's share price and the remaining time until the FLEX Options expire, the value of the Fund's FLEX Options positions is not anticipated to increase or decrease at the same rate as the Underlying ETF's share price, and it is possible they may move in different directions, and as a result, the Fund's NAV may not increase or decrease at the same rate as the Underlying ETF's share price. The Fund's strategy is designed to produce the outcomes upon the expiration of the FLEX Options on the last business day of the Outcome Period, and it should not be expected that the outcomes will be provided at any point other than the end of the Outcome Period.

Costs of Buying and Selling Fund Shares. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

Derivatives Risk. Derivatives are instruments, such as futures and forward foreign currency contracts, whose value is derived from that of other assets, rates or indices. Derivatives may be more volatile than other investments and may magnify the Fund's gains or losses. Successful use of derivatives depends upon the level to which prices of the underlying assets correlate with price movements in the derivatives the Fund buys or sells. The Fund could be negatively affected if the change in market value of its securities fails to correlate with the value of derivatives it purchased or sold. The potential lack of a liquid market for a derivative may prevent the Fund from closing its derivatives positions to limit losses or realize profits. Derivatives may be purchased for a fraction of their value and small price movements may result in an immediate and substantial loss to the Fund. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. In addition, derivative instruments are subject to counterparty risk, meaning that the party with whom the Fund enters into the derivatives transaction (e.g., the clearinghouse or the broker holding the Fund's position for a futures contract or the counterparty for a forward contract) may experience a significant credit event and/or may be unwilling or unable to make timely settlement payments or otherwise honor its obligations. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.

Equity Securities Risk. Equity investments are subject to greater fluctuations in market value than other asset classes as a result of such factors as a company's business performance, investor perceptions, stock market trends and general economic conditions.

FLEX Options Risk. Trading FLEX Options involves risks different from, or possibly greater than, the risks associated with investing directly in securities. The Fund may not experience substantial upside participation from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund's FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund Shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund's FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund's Shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection may impact the value of the Fund and whether the Fund can satisfy its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment. The trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.

The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing

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Additional Information About Investment Strategies and Related Risks

methods. The FLEX Options are also subject to correlation risk, meaning the value of the FLEX Options does not increase or decrease at the same rate as the Underlying ETF (although they generally move in the same direction) or its underlying securities. The value of the FLEX Options prior to the expiration date may vary because of factors other than the value of the Underlying ETF, such as interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, a change in the actual and perceived volatility of the stock market and the Underlying ETF and the remaining time to expiration. FLEX Option prices may also be highly volatile and may fluctuate substantially during a short period of time. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options becomes more difficult and the judgment of the Fund's investment adviser (employing the fair value procedures approved by the Board of Trustees of the Trust) may play a greater role in the valuation of the Fund's holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value. Under those circumstances, the value of the FLEX Options will require more reliance on the investment adviser's judgment than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value paid for shares of the Fund.

Investment Timing Risk. An investor who purchases Fund Shares other than on the first day of the options package and/or sells Fund Shares before the options package expires may not experience the 100% downside protection or upside participation in the Underlying ETF. The Fund's downside protection and upside participation of the Underlying ETF may only be available for investors who hold Fund Shares throughout the complete term of the options package. An investor can expect their Fund Shares to move generally in the same direction as the Underlying ETF during the one-year options package. However, Fund Shares may not experience the same price movement as the price movement of the Underlying ETF. During the duration of the option package, there may be periods of significant disparity between the Fund's NAV and the Underlying ETF's price performance. For example, if an investor purchases Fund Shares during an options package period at a time when the Underlying ETF's share price has increased from its price at the beginning of the options package period, the investor may not be 100% protected against Underlying ETF downside losses. In addition, if an investor purchases Fund Shares during an options package period at a time when the Underlying ETF's share price has increased from its price at the beginning of the options package period, that investor's cap will essentially be decreased from the stated Cap by the amount of the increase in the Underlying ETF's value.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

Liquidity Risk — FLEX Options. In the event that trading in the underlying FLEX Options is limited or absent, the value of the Fund's FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities, including certain non-customized option contracts. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. Additionally, the liquidation of a large number of FLEX Options may more significantly impact the price in a less liquid market. Further, the Fund requires a sufficient number of participants to facilitate the purchase and sale of options on an exchange to provide liquidity to the Fund for its FLEX Option positions. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund's net asset value and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of the Fund Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund's portfolio securities and the Fund's market price. This reduced effectiveness could result in Fund Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Fund Shares.

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Market Risk. The risk that the securities markets will increase or decrease in value is considered market risk and applies to any security. If there is a general decline in the stock or fixed-income market, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests.

New Fund Risk. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

Non-Diversification Risk. The Fund is classified as "non-diversified" under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Options Risk. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Fund's ability to utilize options successfully will depend on Calamos Advisors' ability to predict pertinent market movements, which cannot be assured.

The Fund's ability to close out its position as a purchaser or seller of an Options Clearing Corporation or exchange-listed put or call option is dependent, in part, upon the liquidity of the options market. If the Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option to realize any profit or the option would expire and become worthless. If the Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security until the option expired. As the writer of a covered call option on a security, the Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call. The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets until the next trading day.

Unless the parties provide for it, there is no central clearing or guaranty function in an over-the-counter option. As a result, if the counterparty fails to make or take delivery of the security or other instrument underlying an over-the-counter option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such counterparty or any guarantor or credit enhancement of the counterparty's credit to determine the likelihood that the terms of the over-the-counter option will be satisfied.

The Fund may also purchase or write over-the-counter put or call options, which involves risks different from, and possibly greater than, the risks associated with exchange-listed put or call options. In some instances, over-the-counter put or call options may expose the Fund to the risk that a counterparty may be unable or unwilling to perform according to a contract, and that any deterioration in a counterparty's creditworthiness could adversely affect the instrument. In addition, the Fund may be exposed to a risk that losses may exceed the amount originally invested.

Premium-Discount Risk. The Fund's Shares may trade above or below their NAV. The market prices of Fund Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Fund Shares on the Exchange. The trading price of Fund Shares may deviate significantly from NAV during periods of market volatility.

Secondary Market Trading Risk. Investors buying or selling Fund Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund Shares. Although the Fund's Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Fund Shares on the Exchange may be halted.

Sector Risk. To the extent the Underlying ETF invests a significant portion of its assets in a particular sector, a greater portion of the Fund's performance may be affected by the general business and economic conditions affecting that sector. Each sector

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Additional Information About Investment Strategies and Related Risks

may share economic risk with the broader market, however there may be economic risks specific to each sector. As a result, returns from those sectors may trail returns from the overall stock market and it is possible that the Underlying ETF may underperform the broader market.

Small-Capitalization Companies Risk. Compared to mid- and large- capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments. In addition, the securities of small-capitalization companies may be more volatile and less liquid than those of mid- and large-capitalization companies.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The federal income tax treatment of the securities in which the Fund may invest, including the Fund's option strategy, may not be clear or may be subject to recharacterization by the Internal Revenue Service. It could be more difficult to comply with the tax requirements applicable to RICs if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the Internal Revenue Service. Any such failure to comply with the rules applicable to RICs could cause the Fund to fail to qualify as such. To qualify and maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published Internal Revenue Service guidance or case law on how to determine the "issuer" of certain derivatives that the Fund will enter into. Based upon the language in the legislative history, the Fund intends to treat the issuer of an equity option as the referenced asset and to treat any income it may derive from an equity option as "qualifying income" under the provisions of the Code applicable to RICs. In the case of FLEX Options, assuming the referenced asset qualifies as a RIC, treating the issuer as the referenced asset would allow the Fund to count the FLEX Options as automatically diversified investments under the RIC diversification requirements. If the income is not qualifying income or the issuer of equity options, including FLEX Options, is not appropriately the referenced asset, the Fund may not qualify, or may be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund's taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

The Fund's investments in offsetting positions with respect to the Underlying ETF may affect the character of gains or losses realized by the Fund under the Code's "straddle" rules and may increase the amount of short-term capital gain realized by the Fund. Certain options the Fund holds may not qualify as "Section 1256 contracts" under Section 1256 of the Code, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

There is a risk that if the offsetting FLEX Options are held by a single person that the IRS may take the position that the FLEX Options, viewed together, should be treated as a single debt instrument for federal tax purposes. The result of such a position would be that the Fund would fail the RIC diversification tests causing the RIC to be taxed as a C corporation, unless certain cure rights based upon reasonable cause may apply. The Fund has obtained an opinion of tax counsel that the FLEX Options should not be collapsed into a single instrument. However, such an opinion is not binding upon the IRS or the courts.

Trading Issues Risk. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange's "circuit breaker" rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund's assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.

Underlying ETF Risk. The Fund invests in FLEX Options that reference an ETF, which subjects the Fund to certain of the risks of owning shares of an ETF as well as the types of instruments in which the Underlying ETF invests. The value of an ETF will fluctuate over time based on fluctuations in the values of the securities held by the ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. In addition, ETFs are subject to absence of an active market risk, premium/discount risk, tracking error risk and trading issues risk. Brokerage, tax and other expenses may negatively impact the performance of the Underlying ETF and, in

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turn, the value of the Fund's shares. An ETF that tracks an index may not exactly match the performance of the index due to cash drag, differences between the portfolio of the ETF and the components of the index, expenses and other factors.

Valuation Risk. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options and/or LEAPS Options may become more difficult. In market environments where there is reduced availability of reliable objective pricing data, the judgment of Calamos Advisors in determining the fair value of the security may play a greater role. While such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.

The following are non-principal risks that generally apply to the Fund:

Cybersecurity Risk. Investment companies, such as the Fund, and their service providers are exposed to operational and information security risks resulting from cyberattacks, which may result in financial losses to the Fund and its shareholders. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, "ransomware" that renders systems inoperable until ransom is paid, the unauthorized release of confidential information, or various other forms of cybersecurity breaches. Cyber-attacks affecting the Fund, Calamos Advisors, custodian, transfer agent, distributor, market maker, authorized participants, administrator, intermediaries, trading counterparties, and other third-party service providers may adversely impact the Fund or the companies in which the Fund invests, causing the Fund's investments to lose value or to prevent a shareholder redemption or purchase from clearing in a timely manner. The use of artificial intelligence could exacerbate these risks.

Investment Management Risk. Whether the Fund achieves its investment objective(s) is significantly impacted by whether the Adviser is able to choose suitable investments for the Fund.

Market Disruption Risk. Certain events have a disruptive effect on securities markets, including but not limited to, terrorist attacks, war and other geopolitical events or catastrophes. The Adviser cannot predict the effect of similar events in the future on the U.S. or foreign economies. Certain securities such as high yield and equity securities tend to be impacted more by these events than other types of securities in terms of price and volatility.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund's ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Recent Market Events. Since the 2008 financial crisis, financial markets throughout the world have experienced periods of increased volatility, depressed valuations, decreased liquidity and heightened uncertainty and turmoil. This turmoil resulted in unusual and extreme volatility in the equity and debt markets, in the prices of individual securities and in the world economy. Events that have contributed to these market conditions include, but are not limited to, major cybersecurity events, geopolitical events (such as wars, terror attacks, natural or environmental disasters, country instability, and public health emergencies), measures to address budget deficits, downgrading of sovereign debt, dramatic changes in currency exchange rates, and public sentiment.

In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time. Economic, financial or political events, trading and tariff arrangements, terrorism, natural disasters, rapid technological developments, such as artificial intelligence, and other circumstances in one country or region could have profound impacts on global economies or markets. Widespread disease and virus epidemics and pandemics, such as the coronavirus outbreak, could likewise be highly disruptive, adversely affecting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments.

Portfolio security holdings disclosure

A description of the Fund's policies and procedures in connection with the disclosure of portfolio security holdings of the Fund are available in the SAI and on the Fund's website, www.calamos.com.

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Fund Facts

Who manages the Fund?

Investment Adviser

The Fund is advised by Calamos Advisors LLC ("Calamos Advisors" or the "Advisor"), 2020 Calamos Court, Naperville, Illinois 60563. Calamos Advisors, an investment adviser registered with the SEC effective May 29, 1987, is a wholly owned subsidiary of Calamos Investments LLC ("CILLC"). CILLC's assets under management as of December 31, 2024, were $40 billion ($38 billion of which represented Calamos Advisors' assets under management). Calamos Asset Management, Inc. ("CAM") is the sole manager of CILLC. As of July 31, 2025, approximately 22.4% of the outstanding interests of CILLC was owned by CAM, 77.72% by Calamos Partners LLC ("CPL"), and 0.04% by Calamos Equity Partners LLC ("CEP"). CAM is owned by John P. Calamos, Sr. and John S. Koudounis. CPL is owned by Calamos Family Partners, Inc. ("CFP") and John S. Koudounis. CFP is beneficially owned by members of the Calamos family, including John P. Calamos, Sr. CEP is owned by John S. Koudounis and Daniel L. Dufresne .Subject to the overall authority of the Board of Trustees, Calamos Advisors provides continuous investment supervision and management to the Fund under a management agreement and also furnishes office space, equipment and management personnel. For these services, the Fund pays Calamos Advisors a fee based on its average daily net assets, which is accrued daily and paid on a quarterly basis. The Fund will pay fees (before any reimbursement) under the management agreement in the following amounts as a percentage of its average net assets:

ETF	FEES
Calamos Russell 2000® Structured Alt Protection ETF® — April	0.69%

Out of this management fee, Calamos Advisors pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other service and license fees, except for distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, acquired fund fees and expenses, brokerage commissions and other expenses connected with the execution of portfolio transactions, taxes, interest, and extraordinary expenses.

At a meeting held on June 24, 2025, the Board of Trustees approved the Investment Management Agreement for the Fund. A discussion regarding the basis for the Board's approval of the Investment Management Agreement on behalf of the Fund is included in the Fund's Form N-CSR for the fiscal year ended April 30, 2025.

Portfolio Managers

David O'Donohue. David O'Donohue joined Calamos Advisors in August 2014 and has been a Sr. Co-Portfolio manager (since February 2024) and Co-Head of Alternative Strategies (since July 2024) and was a Co-Portfolio Manager from September 2015 through January 2024. Between March 2013 and August 2014, he was a Trader at Forty4 Asset Management LLC/Hard8 Futures LLC. Prior thereto, Mr. O'Donohue was a Portfolio Manager at Chicago Fundamental Investment Partners LLC from February 2009 to November 2012.

Jimmy Young. Jimmy Young joined Calamos Advisors in June 2003 and has been a Co-Portfolio Manager since February 2019. Between February 2018 and February 2019, he was an Assistant Portfolio Manager. Prior thereto, he was a senior strategy analyst from September 2015 to February 2018. Between July 2013 and August 2015, he was a strategy analyst.

Eli Pars. Eli Pars joined Calamos Advisors in May 2013 and has been Co-CIO, Co-Head of Alternative Strategies (since July 2024; previously served as Head of Alternative Strategies from September 2015 to June 2024) and Co-Head of Convertible Strategies, as well as a Senior Co-Portfolio Manager since September 2015. Between May 2013 and September 2015, he was a Co-Portfolio Manager. Previously, he was a Portfolio Manager at Chicago Fundamental Investment Partners from February 2009 until November 2012.

Jason Hill. Jason Hill joined Calamos Advisors in March 2004 and has been a Sr. Co-Portfolio Manager since February 2024 and was a Co-Portfolio Manager from June 2014 through January 2024. Between August 2013 and June 2014, he was a Senior Strategy Analyst. Previously, he was a Portfolio Administrator.

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Anthony Vecchiolla. Anthony Vecchiolla joined Calamos Advisors in May 2014 and since February 2023 has been Co-Portfolio Manager. Previously, he was Research Associate from May 2014 to August 2015, Research Analyst from September 2015 to February 2020, Senior Research Analyst from February 2020 to February 2021, and Assistant Portfolio Manager from February 2021 to January 2023.

Jordan Rosenfeld. Jordan Rosenfeld joined Calamos Advisors in April 2025 and is a Co-Portfolio Manager. Between June 2018 to March 2025, Mr. Rosenfeld was a Senior Director and Portfolio Manager at Milliman, where he was responsible for managing derivatives strategies in exchange-traded funds, mutual funds, and unit investment trusts. Previously, he was a Trader at Gelber Group from January 2016 to December 2017.

The Fund's SAI provides additional information about each portfolio manager, including other accounts they manage, their ownership in the Calamos Family of Funds and their compensation.

Management Approach

Calamos Advisors employs a "team of teams" approach to portfolio management, led by the Global CIO and our CIO team consisting of 5 Co-CIOs with specialized areas of investment expertise. The Global CIO and Co-CIO team are responsible for oversight of investment team resources, investment processes, performance and risk. As heads of investment verticals, Co-CIOs manage investment team members and, along with Co-Portfolio Managers and Associate Portfolio Managers, have day-to-day portfolio oversight and construction responsibilities of their respective investment strategies. While investment research professionals within each Co-CIO's team are assigned specific strategy responsibilities, they also provide support to other investment team verticals, creating deeper insights across a wider range of investment strategies. The combination of specialized investment teams with cross-team collaboration results in what we call our team of teams approach.

This team of teams approach is further reflected in the composition of Calamos Advisors' Investment Committee, made up of the Global CIO, the Co-CIO team, and the Global Head of Trading. Other members of the investment team participate in Investment Committee meetings in connection with specific investment related issues or topics as deemed appropriate.

The structure and composition of the Investment Committee results in a number of benefits, as it:

•  Leads to broader perspective on investment decisions: multiple viewpoints and areas of expertise feed into consensus;

•  Promotes collaboration between teams; and

•  Functions as a think tank with the goal of identifying ways to outperform the market on a risk-adjusted basis.

The objectives of the Investment Committee are to:

•  Form the firm's top-down macro view, market direction, asset allocation, and sector/country positioning.

•  Establish firm-wide secular and cyclical themes for review.

•  Review firm-wide and portfolio risk metrics, recommending changes where appropriate.

•  Review firm-wide, portfolio and individual security liquidity constraints.

•  Evaluate firm-wide and portfolio investment performance.

•  Evaluate firm-wide and portfolio hedging policies and execution.

•  Evaluate enhancements to the overall investment process.

How to Buy and Sell Shares

Fund Shares are listed for secondary trading on the Exchange under the symbol CPRA and individual Fund Shares may only be purchased and sold in the secondary market through a broker-dealer. The Exchange and secondary markets are closed on weekends and also are generally closed on the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Exchange may close early on the business day before certain holidays and on the day after Thanksgiving Day. Exchange holiday schedules are subject to change without notice. If you buy or sell Fund Shares in the secondary market, you will pay the secondary market price for Fund Shares. In addition, you may incur customary brokerage commissions and charges and may

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Fund Facts

pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

The trading prices of Fund Shares will fluctuate continuously throughout trading hours based on market supply and demand rather than the relevant Fund's net asset value, which is calculated at the end of each business day. Fund Shares will trade on the Exchange at prices that may be above (i.e., at a premium) or below (i.e., at a discount), to varying degrees, the daily net asset value of Fund Shares. The trading prices of Fund Shares may deviate significantly from the Fund's net asset value during periods of market volatility. Given, however, that Fund Shares can be issued and redeemed daily in Creation Units, the Adviser believes that large discounts and premiums to net asset value should not be sustained over long periods.

Authorized Participants may acquire shares directly from the Fund, and Authorized Participants may tender their shares for redemption directly to the Fund, at NAV per share only in Creation Units. Purchases and redemptions directly with the Fund must follow the Fund's procedures, which are described in the SAI.

The Fund may liquidate and terminate at any time without shareholder approval.

Book Entry

Fund Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding Shares of the Fund and is recognized as the owner of all Shares for all purposes.

Investors owning Fund Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Fund Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Fund Shares, you are not entitled to receive physical delivery of stock certificates or to have Fund Shares registered in your name, and you are not considered a registered owner of Fund Shares. Therefore, to exercise any right as an owner of Fund Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or "street name" form.

Fund Share Trading Prices

The trading prices of Shares of the Fund on the Exchange may differ from the Fund's daily NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of Shares of the Fund.

The approximate value of Shares of the Fund, an amount representing on a per share basis the sum of the current market price of the cash or securities, as applicable, accepted by the Fund in exchange for Shares of the Fund and an estimated cash component, if any, is disseminated every 15 seconds throughout the trading day through the facilities of the Consolidated Tape Association. This approximate value should not be viewed as a "real-time" update of the NAV per Share of the Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The Fund is not involved in, or responsible for, the calculation or dissemination of the approximate value of the Fund Shares and the Fund does not make any warranty as to its accuracy.

Frequent Purchases and Redemptions of Fund Shares

Shares of the Fund may be purchased and redeemed directly from the Fund only in Creation Units by Authorized Participants. The vast majority of trading in Shares of the Fund occurs on the secondary market, and does not involve the Fund directly. In-kind purchases and redemptions of Creation Units by Authorized Participants and cash trades on the secondary market are unlikely to cause many of the harmful effects of frequent purchases and/or redemptions of Fund Shares. Cash purchases and/or redemptions of Creation Units, however, can result in disruption of portfolio management, dilution to the Fund and increased transaction costs, which could negatively impact the Fund's ability to achieve its investment objective, and may lead to the realization of capital gains. These consequences may increase as the frequency of cash purchases and redemptions of Creation Units by Authorized Participants increases. However, direct trading by Authorized Participants is critical to ensuring that Fund Shares trade at or close to NAV.

The Fund imposes no restrictions on the frequency of purchases and redemptions ("market timing"). To minimize these potential consequences of frequent purchases and redemptions of Fund Shares, the Fund employs fair valuation pricing, and

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imposes transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs the Fund incurs in effecting trades. In addition, the Adviser monitors trades by Authorized Participants for patterns of abusive trading and the Fund reserves the right to not accept orders from Authorized Participants that the Adviser has determined may be disruptive to the management of the Fund, or otherwise are not in the best interests of the Fund. For these reasons, the Board has not adopted policies and procedures with respect to frequent purchases and redemptions of Fund Shares. The Trust's policies and procedures regarding frequent purchases and redemptions may be modified by the Board of Trustees at any time.

The Trust's policies and procedures prohibit the practice of any officer or employee of the Trust, a Trust investment adviser (including any sub-adviser), the distributor, custodian, or transfer agent, or other affiliated person of the Trust placing orders to purchase or redeem shares of a series of the Trust after the designated time as of which the Fund calculates its NAV (i.e., "late trading").

Distribution and Service Plan

The Fund has adopted a distribution and service plan ("Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services ("Service Providers"). If a Service Provider provides such services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Fund, however, and there are no current plans to impose these fees. In the event Rule 12b-1 fees are charged, over time they would increase the cost of an investment in the Fund because they would be paid on an ongoing basis.

Fund Website and Disclosure of Portfolio Holdings

The Trust maintains a website for the Fund at www.calamos.com. Among other things, this website includes this Prospectus and the SAI, and will include the Fund's holdings, the Fund's last annual and semi-annual reports (when available), pricing information about Fund Shares trading on the Exchange, daily NAV calculations and a historical comparison of the trading prices to NAV.

Each day the Fund is open for business, the Trust publicly disseminates the Fund's full portfolio holdings as of the close of the previous day through its website at www.calamos.com. A description of the Trust's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the Fund's SAI.

Dividends, Other Distributions and Taxes

Fund Distributions

The Fund distributes its net realized capital gains, if any, to shareholders annually. Ordinarily, dividends from net investment income, if any, are declared and paid at least annually by the Fund.

Distributions in cash may be reinvested automatically in additional whole Fund Shares only if the broker through whom you purchased Fund Shares makes such option available. The Fund realizes capital gains or losses whenever it sells securities. Net long-term capital gains are distributed to shareholders as "capital gain dividends."

Brokers may make available to their customers who own Fund Shares the DTC book-entry dividend reinvestment service. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require Fund shareholders to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and net realized gains will be automatically reinvested in additional whole Fund Shares of the Fund purchased in the secondary market. Without this service, investors would receive their distributions in cash.

Taxes

As with any investment, you should consider how your investment in Fund Shares will be taxed. The tax information in this prospectus is provided only as general information. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer,

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Fund Facts

or other investor with special circumstances. However, with respect to certain tax issues, the summaries describe the general tax treatment of certain distributions made to corporations and non-U.S. persons. In addition, this section does not describe your state, local or non-U.S. tax consequences. You should consult your own tax advisor about the tax consequences of an investment in Fund Shares.

Fund distributions to you and the sale or redemption of your Fund Shares will have tax consequences to you. Such consequences may be different if you hold your Fund Shares through a tax-exempt entity or tax-advantaged retirement account, such as an individual retirement account or 401(k) plan.

The Fund has elected to be treated, and intends to qualify each year, as a regulated investment company (a "RIC") under the Code. As a RIC, the Fund is generally not subject to corporate-level U.S. federal income tax on any net ordinary income or capital gains that are timely distributed to shareholders. However, the Fund's failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in corporate-level taxation and, consequently, a reduction in amounts available for distribution to shareholders.

The Fund may enter into option agreements with the same counterparty but has taken the position that the option agreements are separate agreements. Under general tax principles, the Fund would not accrue income on separate option agreements during the term of the agreements. However, if the agreements are treated as one agreement, the Fund might be required to accrue income and make annual distributions of income. If the Fund is required to accrue income, but does not distribute the income to shareholders, the Fund may fail to qualify as a RIC. In addition, if the agreements are treated as one agreement, the Fund may fail either or both of the RIC income and diversification tests.

For purposes of the diversification tests, the identification of the issuer (or, in some cases, issuers) of a particular investment can depend on the terms and conditions of such investment. In particular, there is no published Internal Revenue Service guidance or case law on how to determine the "issuer" of various derivatives that the Fund may enter into. Therefore, there is a risk that the Fund will not meet the Code's diversification requirements and will not qualify, or will be disqualified, as a RIC.

Taxes on Distributions

Distributions by the Fund generally are taxable to you as ordinary income or capital gains. Distributions are subject to federal income tax, whether received in cash or reinvested in additional Fund Shares or shares of another fund, and may be subject to state or local taxes. Distributions of the Fund's "investment company taxable income" generally will be taxable as ordinary income to the extent of the Fund's current or accumulated earnings and profits. Notwithstanding the foregoing, distributions that are attributable to "qualified dividends" received by the Fund may be eligible to be taxed at long-term capital gains rates, as long as the Fund and the shareholder meet certain holding period requirements. It is not anticipated that the Fund will have qualified dividend income.

Distributions of the Fund's net capital gain that are properly reported by the Fund as "capital gain dividends" will generally be taxable to you as long-term capital gains, currently at a maximum rate of 20%, regardless of your holding period in the Fund's Shares. The Fund's option strategy is likely to reduce the amount of dividends that might otherwise qualify as capital gains dividends. Distributions in excess of the Fund's current and accumulated earnings and profits first will reduce your adjusted tax basis in your Fund Shares and, after the adjusted basis is reduced to zero, will constitute capital gain. Such capital gain will be long-term capital gain and thus, will be taxed at a maximum rate of 20%, if the distributions are attributable to Fund Shares that you have held for more than one year.

Certain non-corporate taxpayers will also be subject to a 3.8% U.S. federal Medicare contribution tax with respect to the lesser of (1) their "net investment income" or (2) the excess of their "modified adjusted gross income" over a threshold amount ($200,000 for single taxpayers and $250,000 for taxpayers who are married and filing jointly).

Corporate shareholders of the Fund are generally eligible for a dividends-received deduction with respect to ordinary income dividends (but not capital gain dividends) properly designated as eligible for such deduction by the Fund, as long as the Fund and the corporate shareholder meet certain holding period and other requirements. It is not anticipated that the Fund will make distributions eligible for the dividend-received deduction.

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Under a dividend reinvestment service, you may have the option to have all cash distributions automatically reinvested in additional Fund Shares. Any distributions reinvested under such a service will nevertheless be taxable to you as described above.

You will have an adjusted basis in the additional Fund Shares purchased through such a reinvestment service equal to the amount of the reinvested distribution plus the amount of any fees charged for the transaction. The additional Fund Shares will have a holding period commencing on the day following the day on which they are credited to your account.

A distribution will reduce the Fund's NAV per Share and generally will be taxable to you as ordinary income or capital gain even if it is paid from income or gains earned by the Fund before you invested in the Fund. From an investment standpoint, such a distribution constitutes a return of capital. However, from a tax standpoint, it constitutes taxable income. In general, distributions are subject to federal income tax as of the date of payment. However, distributions paid in January will be treated as paid on December 31 of the prior year if they were declared and payable to shareholders of record on a date in October, November or December of the prior year.

The Fund's transactions in derivatives, as well as any of its hedging, short sale, securities loan or similar transactions may be subject to one or more special tax rules. These rules may affect whether gains and losses recognized by the Fund are treated as ordinary or capital, accelerate the recognition of income or gains to the Fund, defer losses to the Fund, and cause adjustments in the holding periods of the Fund's securities, thereby affecting whether capital gains and losses are treated as short-term or long-term. These rules could therefore affect the amount, timing and/or character of distributions to shareholders and thus taxes payable by shareholders.

The FLEX Options included in the Fund's portfolio are exchange-traded options. Under Section 1256 of the Code, certain types of exchange-traded options are treated as if they were sold (i.e., "marked to market") at the end of each year. The Fund does not believe that some of the positions in FLEX Options held by the Fund will be subject to Section 1256, which means that the positions will not be marked to market, but the positions will be subject to the straddle rules.

The straddle rules may affect the character of gains (or losses) realized by the Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that the Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

The tax consequences of straddle transactions to the Fund are not entirely clear in all situations under currently available authority. The straddle rules may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to U.S. shareholders in a non-liquidating distribution. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, if the Fund makes a non-liquidating distribution of its short-term capital gain, the amount which must be distributed to U.S. shareholders as ordinary income may be increased substantially as compared to the Fund that did not engage in such transactions.

You may be subject to federal back-up withholding tax, if you do not provide the Fund with a taxpayer identification number (for an individual, a social security number) and make other required certifications, or the Internal Revenue Service informs the Fund that your tax identification number is incorrect. Backup withholding is not an additional tax. You may claim the amount withheld as a credit on your federal income tax return, provided you furnish the appropriate information to the Internal Revenue Service.

Taxes When Shares are Sold

Any capital gain or loss realized upon a sale of Fund Shares is generally treated as long-term capital gain or loss if you have held the Fund Shares for more than one year and as short-term capital gain or loss if you have held the Fund Shares for one year or less. The ability to deduct capital losses realized on a sale of Fund Shares may be limited.

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Taxes on Purchase and Redemption of Creation Units

An Authorized Participant that exchanges equity securities for Creation Units will generally recognize a gain or a loss on the exchange. Any such gain or loss will be equal to the difference between the market value of the Creation Units at the time of the exchange, plus (or minus) the cash amount received (or paid), and such Authorized Participant's aggregate basis in the securities surrendered. A person who redeems Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the aggregate market value of the securities received plus (or minus) any cash received (or paid), and such person's basis in the Creation Units redeemed. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in the Authorized Participant's economic position with respect to such Creation Units. Persons exchanging securities should consult their own tax advisor with respect to the applicability of the wash sale rules and the availability and timing of a deduction for any loss. In addition, when a regulated investment company redeems a shareholder in kind, the regulated investment company generally is not required to recognize taxable gains in respect of the portfolio securities it distributes to the redeeming shareholder. However, the Fund may be required to recognize taxable gain on the distribution of certain securities, and the Internal Revenue Service may assert that the Fund must recognize taxable gain in respect of certain other securities that the Fund distributes to a shareholder in exchange for Creation Units, which may increase the amount of taxable gains that the Fund would otherwise be required to distribute in order to maintain its qualification as a regulated investment company and avoid the Fund-level tax.

Any capital gain or loss realized upon a redemption of Creation Units is generally treated as long-term capital gain or loss if the Creation Units have been held for more than one year and as short-term capital gain or loss if the Creation Units have been held for one year or less. If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Fund Shares you purchased or sold and at what price.

Authorized Participants that are dealers may be subject to special tax rules and should consult their own tax advisors regarding the tax consequences of purchasing and redeeming Creation Units in their capacity as dealers.

Treatment of Fund Expenses

Expenses incurred and deducted by the Fund will generally not be treated as income taxable to you.

Non-U.S. Investors

If you are a non-U.S. investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you should be aware that, generally, subject to applicable tax treaties, distributions from the Fund will be characterized as dividends for U.S. federal income tax purposes (other than dividends which the Fund properly reports as capital gain dividends) and will be subject to U.S. federal income taxes, including withholding taxes, subject to certain exceptions described below. However, distributions received by a non-U.S. investor from the Fund that are properly reported by the Fund as capital gain dividends may not be subject to U.S. federal income taxes, including withholding taxes, provided that the Fund makes certain elections and certain other conditions are met. The Fund's option strategy is likely to reduce the amount of distributions otherwise eligible to be capital gains dividends.

Distributions may be subject to a U.S. withholding tax of 30% in the case of distributions to (i) certain non-U.S. financial institutions that have not entered into an agreement with the U.S. Treasury to collect and disclose certain information and are not resident in a jurisdiction that has entered into such an agreement with the U.S. Treasury and (ii) certain other non-U.S. entities that do not provide certain certifications and information about the entity's U.S. owners. The Internal Revenue Service and the Department of Treasury have issued proposed regulations providing that these withholding rules will not be applicable to the gross proceeds of share redemptions or capital gains dividends that the Fund pays.

Other Tax Matters

The foregoing is only a summary of certain federal income tax considerations of investing in the Fund under current law, which is subject to change in the future. Shareholders who are not U.S. persons within the meaning of the Code, such as non-resident aliens, foreign trusts or estates, or foreign corporations or partnerships may be subject to different U.S. federal income tax treatment.

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You may also be subject to state and local taxes on distributions paid by the Fund, and sales and redemptions of Fund Shares. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific tax situation. More information about taxes can be found in the Fund's SAI.

Net Asset Value

The NAV of shares is determined at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on each day the New York Stock Exchange ("NYSE") is open. NAV is computed by determining the aggregate market value of all assets of the Fund, less its liabilities, divided by the total number of shares outstanding (assets-liabilities)/number of shares = NAV). The NYSE is closed on weekends and New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV takes into account the expenses and fees of the Fund, including management, administration, and distribution fees, which are accrued daily. The determination of NAV for the Fund for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received by the Fund (or an authorized broker or agent, or its authorized designee) before the close of trading on the NYSE on that day.

Generally, securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") National Market System for which market quotations are readily available shall be valued using the NASDAQ official closing price. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Futures, swaps and options contracts listed for trading on a futures or options exchange or board of trade for which market quotations are generally available are valued at the last quoted sale price, or, in the absence of a sale, at the mean of the last bid and ask price. Total return swaps on exchange-listed securities are valued at the last quoted sale price, or, in the absence of a sale, at the mean of the last bid and ask price.

Securities held by the Fund are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Board of Trustees ("Valuation Procedures"). If market quotations are not readily available, securities or other assets will be valued at their fair value as determined in good faith by the Adviser in accordance with procedures approved by the Board and evaluated by the Board as to the reliability of the fair value method used. In these cases, the Fund's NAV will reflect certain portfolio securities' fair values rather than their market prices. Fair value pricing involves subjective judgments, and it is possible that the fair value determined for a security or other asset may be materially different than the value that could be realized upon the sale of that security or other asset. The fair value prices can differ from market prices. The Board of Trustees has designated Calamos Advisors as "valuation designee" for the Fund. The valuation designee is responsible for determining the value of the Fund's investments. The designee may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to ensure the process produces reliable results.

The Fund may use independent pricing services to assist in calculating the value of the Fund's securities or other assets.

With respect to any portion of the Fund's assets that are invested in one or more open-end management investment companies registered under the 1940 Act, the Fund's net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

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Fund Facts

Fund Service Providers

State Street Bank and Trust Company ("State Street"), located at One Congress Street, Suite 1, Boston, Massachusetts 02114-2016 serves as the Fund's administrator, custodian, fund accounting and transfer agent.

Calamos Financial Services LLC ("CFS"), located at 2020 Calamos Court, Naperville, Illinois 60563 serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in Fund Shares.

Ropes & Gray LLP, located at 191 North Wacker Drive, 32nd Floor, Chicago, IL 60606, serves as legal counsel to the Trust.

Premium/Discount Information

Information showing the number of days the market price of the Fund Shares was greater (at a premium) and less (at a discount) than the Fund's NAV for the most recently completed calendar year, and the most recently completed calendar quarters since that year (or the life of the Fund, if shorter), is available at www.calamos.com.

Investments by Other Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including Fund Shares. The SEC adopted Rule 12d1-4 under the 1940 Act on November 19, 2020, which became effective January 19, 2021. The Fund is required to comply with the conditions of Rule 12d1-4, which allows, subject to certain conditions, the Fund to invest in other registered investment companies and other registered investment companies to invest in the Fund beyond the limits contained in Section 12(d)(1) of the 1940 Act.

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Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance for the period of April 1, 2025 (commencement of operations) through July 31, 2025. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's financial statements, are included in the SAI, which is available upon request.

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the year was as follows:

	April 1, 2025• through July 31,
	2025
Per share operating performance
Net asset value, beginning of year	$24.76
Income from investment operations:
Net investment income (loss)(a)	(0.06)
Net realized and unrealized gain (loss)	0.90
Total from investment operations	0.84
Less distributions to common shareholders from:
Net investment income	—
Total distributions	—
Net asset value, end of year	$25.60
Total return applicable to common shareholders
Total investment return based on:
Net asset value(b)	3.39%
Ratios to average net assets applicable to common shareholders
Net expenses	0.69	%(c)
Net investment income (loss)	(0.69	%)(c)
Supplemental data
Net assets applicable to common shareholders, end of year (000)	$7,039
Portfolio turnover rate(d)(e)	0%

  •  Commencement of operations.

  (a)  Net investment income (loss) allocated based on average shares method.

  (b)  Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

  (c)  Annualized.

  (d)  Not annualized.

  (e)  Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

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Other Information

Continuous Offering

The method by which Creation Units of Fund Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of Fund Shares are issued and sold by the Fund on an ongoing basis, a "distribution," as such term is used in the Securities Act of 1933, as amended (the "Securities Act"), may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirements and liability provisions of the Securities Act. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Fund Shares and sells the Fund Shares directly to customers or if it chooses to couple the creation of a supply of new Fund Shares with an active selling effort involving solicitation of secondary market demand for Fund Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in Fund Shares, whether or not participating in the distribution of Fund Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not "underwriters" but are participating in a distribution (as contrasted with engaging in ordinary secondary market transactions) and thus dealing with the Fund Shares that are part of an overallotment within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national exchange.

Disclaimer

The Calamos Russell 2000® Structured Alt Protection ETF® — April (the "Fund") has been developed solely by Calamos Advisors. The Fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the "LSE Group"). FTSE Russell is a trading name of certain of the LSE Group companies.

All rights in the Russell 2000® Index (the "Index") vest in the relevant LSE Group company which owns the Index. The Russell 2000® Index is a trademark(s) of the relevant LSE Group company and is used by any other LSE Group company under license.

The Index is calculated by or on behalf of FTSE International Limited, FTSE Fixed Income, LLC or its affiliate, agent or partner. The LSE Group does not accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the Fund. The LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Fund or the suitability of the Index for the purpose to which it is being put by Calamos Advisors.

Summary of Certain Provisions of the Second Amended and Restated Trust Instrument

The summary below is a synopsis of certain provisions contained in the Trust's Second Amended and Restated Trust Instrument (the "Trust Instrument"). Shareholders should refer to the Trust Instrument for further information. Defined terms have the meanings contained in the Trust Instrument.

Derivative Actions

The Second Amended and Restated Trust Instrument (the "Trust Instrument") requires, within Section 9 of Article IV, that before bringing any derivative action on behalf of the Fund, Shareholders must have made a written demand to the Board of Trustees requesting that they cause the Trust or affected Series or Class, as applicable, to file the action itself.

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Other Information

In order to warrant consideration, any such written demand must include at least the following:

(1)  a detailed description of the action or failure to act complained of and the facts upon which each such allegation is made;

(2)  a statement to the effect that the complaining Shareholders believe that they will fairly and adequately represent the interests of similarly situated Shareholders in enforcing the right of the Trust or the affected Series or Class, as applicable and an explanation of why the complaining Shareholders believe that to be the case;

(3)  a certification that the following requirements have been met, as well as information reasonably designed to allow the Trustees to verify that certification:

(a)  each complaining Shareholder was a Shareholder of the Trust or the affected Series or Class, as applicable, at the time of the action or failure to act complained of, or acquired the Shares afterwards by operation of law from a Person who was a Shareholder at that time; and

(b)  each complaining Shareholder was a Shareholder of the Trust or the affected Series or Class, as applicable, as of the time the demand required by Section 9 of Article IV was made; and

(4)  a certification that each complaining Shareholder will be a Shareholder of the Trust or the affected Series or Class, as applicable as of the commencement of the derivative action.

The Trust Instrument further provides that at least 10% of the Shareholders of the Trust or the affected Series or Class, as applicable, must join in bringing the derivative action. This provision does not apply to claims brought under the federal securities laws.

The Trust Instrument also provides that a copy of the derivative complaint must be served on the Trust, assuming the requirements described above have already been met and the derivative action has not been barred as further described in the Trust Instrument.

Forum and Waiver of Jury Trial

Section 10 of Article X of the Trust Instrument outlines which shareholder actions must be brought in state court and which must be brought in federal court. This section states in particular that, unless the Trust consents in writing to the selection of an alternative forum, the Federal District Courts of the United States of America shall be the sole and exclusive forum for the resolution of any complaint asserting a cause of action arising under any federal securities law. This provision may increase costs for a shareholder to bring a claim or may limit a shareholder's ability to bring a claim in a judicial forum that they find more convenient or favorable. While the enforceability of the exclusive forum provisions may be challenged, this section also provides that if any provisions of Section 10 shall be held to be invalid, illegal or unenforceable, the validity, legality and enforceability of the remaining portions will still apply.

Section 10 of Article X of the Trust Instrument also states that shareholders and all other such persons bringing any such suit, action, or proceeding in the Superior Court in the State of Delaware waive the right to a trial by jury to the fullest extent permitted by law.

CALAMOS RUSSELL 2000® STRUCTURED ALT PROTECTION ETF® — APRIL
40

For more detailed information on the Fund, several additional sources of information are available to you. The Fund's SAI, incorporated by reference into this prospectus, contains detailed information on the Fund's policies and operation. Additional information about the Fund's investments is available in the annual and semi-annual reports to shareholders and in Form N-CSR. In the Fund's annual reports, you will find a discussion of the market conditions and investment strategies that significantly impacted the Fund's performance during the last fiscal year. In Form N-CSR, you will find the Fund's annual and semi-annual financial statements. The Fund's most recent SAI, annual or semi-annual reports and certain other information are available free of charge by calling the Fund at (866) 363-9219, on the Fund's website at www.calamos.com or through your financial advisor. Shareholders may call the toll-free number above with any inquiries.

You may obtain this and other information regarding the Fund, including the SAI and Codes of Ethics adopted by the Adviser, Distributor and the Trust, directly from the SEC. Information on the SEC's website is free of charge. Visit the SEC's on-line EDGAR database at http://www.sec.gov. You may also request information regarding the Fund by sending a request (along with a duplication fee) to the SEC by sending an electronic request to publicinfo@sec.gov.

Calamos Russell 2000® Structured Alt Protection ETF® — April

2020 Calamos Court

Naperville, IL 60563-2787

866.363.9219

www.calamos.com

SEC File
#811-22887

CPRASTAPRO 112825

Fund Name	Ticker	Exchange
Calamos Russell 2000® Structured Alt Protection ETF® — July	CPRJ	NYSE Arca

Prospectus November 28, 2025

The fund listed above (the "Fund") is a series of the Calamos ETF Trust (the "Trust") and an exchange-traded fund ("ETF"). The Fund lists and principally trades its shares on the NYSE Arca, Inc. ("NYSE Arca" or the "Exchange").

The U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

As described in more detail in the Fund's summary, the Fund seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the iShares® Russell 2000® ETF ("Underlying ETF") up to a predetermined upside cap (the "Cap"), while protecting against 100% of the Underlying ETF's losses (before fees and expenses), over a period of approximately one-year (the "Outcome Period").

•  Upside Cap: A pre-determined upside return Cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Outcome Period. The Cap is determined before fees and expenses. The Cap is expected to change at the beginning of each new Outcome Period.

•  Capital Protection: Represents downside protection target equal to 100% of losses (before fees and expenses) of the Underlying ETF, over the Outcome Period. There is no guarantee the Fund will be successful in providing the sought-after downside protection.

•  Outcome Period: The approximate one-year period over which the Fund seeks to produce the Capital Protected Target Outcome. The current Outcome Period is from July 1, 2025 through June 30, 2026. The Fund will not terminate after the conclusion of the Outcome Period. After the conclusion of the Outcome Period, another will begin.

•  Together, the Upside Cap, Capital Protection, and Outcome Period makeup the "Capital Protected Target Outcome" (alternatively, the "Target Outcome").

•  The Target Outcome may not be achieved, and investors may lose some or all of their money. The Fund is designed to achieve the Target Outcome only if an investor buys on the first day of the Outcome Period and holds the Fund until the end of the Outcome Period.

•  If investors buy or sell on a date other than the start or end date of the Outcome Period, their returns will be different and they may incur losses in excess of the Capital Protection level (i.e., losses exceeding 0%) and they may not experience gains up to the Cap.

•  Investors considering purchasing shares after the beginning of the Outcome Period or considering selling their shares prior to the end of the Outcome Period should visit the Fund's website at www.calamos.com for important information and considerations regarding the Fund's potential outcomes.

•  In periods of extreme market volatility, or during market disruption events, the Fund's ability to offset investor losses via the Capital Protection or provide a return up to the stated upside Cap may be impaired.

•  The Fund will not terminate upon reaching the end of an Outcome Period. Rather, the Fund will rebalance, entering into a new set of options positions, thereby establishing a new Outcome Period, with a new Cap, and reset Capital Protection.

•  The Fund has characteristics unlike many traditional investment products and may not be suitable for all investors. The Fund is only appropriate for shareholders willing to bear losses, including some or all of their investment.

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Calamos Russell 2000® Structured Alt Protection ETF® — July

Investment Objective

Calamos Russell 2000® Structured Alt Protection ETF® — July (the "Fund") seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the iShares® Russell2000® ETF ("Underlying ETF") up to a cap of 8.10% (the "Cap"), while protecting against 100% of negative price return of the Underlying ETF (before fees and expenses), for the period from July 1, 2025 through June 30, 2026.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund ("Fund Shares"). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.69%
Distribution and/or Service Fees (12b-1)	0.00%
Other Expenses	0.00%
Total Annual Operating Expenses	0.69%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, whether you sell or hold your Fund Shares, would be:

You would pay the following expenses whether you sell or hold your Fund Shares at the end of the period:

One Year	Three Years	Five Years	Ten Years
$70	$221	$384	$859

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund ("ETF") that is designed to provide investors with the opportunity to benefit from increases in the Underlying ETF's share price up to the stated cap over a specified period of time of approximately one-year (the "Outcome Period"), while providing protection against decreases in the Underlying ETF's share price over the same Outcome Period (before taking fees and expenses into account).

Under normal market conditions, the Fund invests substantially all of its assets in FLexible EXchange Options ("FLEX Options") that reference the price performance of the iShares® Russell 2000® ETF (the "Underlying ETF"). FLEX Options are customized

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Calamos Russell 2000® Structured Alt Protection ETF® — July

equity or index option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates.

The Underlying ETF is an exchange-traded fund that seeks to track the investment results of the Russell 2000® Index, which is a float-adjusted capitalization-weighted index of equity securities issued by the approximately 1,945 smallest issuers in the Russell 3000® Index. The Underlying ETF measures the performance of the small-capitalization sector of the U.S. equity market, as defined by FTSE Russell. The Underlying ETF is reconstituted on an annual basis. The Fund's performance does not reflect the payment of dividends by the Underlying ETF. See "The Underlying ETF" for more information.

The returns an investor will receive from an investment in the Fund have characteristics that are distinct from many other investment vehicles, including the Underlying ETF. It is important that you understand these characteristics before making an investment in the Fund.

The Fund uses FLEX Options to employ a capital protected target outcome strategy. Target outcome strategies seek to produce pre-determined investment outcomes based upon the performance of an underlying security or index. The pre-determined outcomes sought by the Fund, which include capital protection to absorb 100% of losses (before fees and expenses) in the Underlying ETF (the "Capital Protection") and upside participation to a stated cap of 8.10% (before fees and expenses) (the "Cap"), are based on the price performance of the Underlying ETF over an Outcome Period.

The outcomes the Fund seeks for investors that hold Fund Shares for an entire Outcome Period are as follows, though there can be no guarantee these results will be achieved:

•  If the Underlying ETF appreciates over the Outcome Period, the combination of FLEX Options held by the Fund seeks to provide upside participation matching that of the Underlying ETF, up to a cap that is determined at the start of the Outcome Period.

•  If the Underlying ETF decreases over the Outcome Period, the combination of FLEX Options held by the Fund seeks to provide protection against 100% of Underlying ETF losses, prior to taking into account the Fund's fees and expenses.

The Fund does not seek to provide capital protection against 100% of losses (before fees and expenses) of the Underlying ETF as of any time other than the end of the Outcome Period.

For the Outcome Period beginning on July 1, 2025 and ending on June 30, 2026, the Cap is 8.10% and the Capital Protection is 100%. When the Fund's fees and expenses are taken into account, the Cap is 7.41% and the Capital Protection is 99.31%. The Cap and Capital Protection will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee.

The current Outcome Period is from July 1, 2025 through June 30, 2026. The Fund will not terminate after the conclusion of the Outcome Period. After the conclusion of the Outcome Period, another will begin. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Outcome Period. This means that the Cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The capital protection will remain the same for each Outcome Period. The Capital Protection and Cap, and the Fund's value relative to each, should be considered before investing in the Fund. The Fund will be perpetually offered and not terminate after the current or any subsequent Outcome Period. Approximately one week prior to the end of an Outcome Period, the Fund's website will be updated to alert existing shareholders that the Outcome Period is approaching its conclusion and will disclose the anticipated Cap range for the next Outcome Period. See "Subsequent Outcome Periods" for more information.

Upon conclusion of the Outcome Period, the Fund will receive the cash value of all the FLEX Options it held for that Outcome Period. It will then invest in a new series of FLEX Options with an expiration date of approximately one year in the future, and a new Outcome Period will begin. Each FLEX Option's value is ultimately derived from the performance of the Underlying ETF's share price during that time. As the terms of the FLEX Options do not change during an Outcome Period, the outcomes, including the Cap and Capital Protection discussed below, will be measured to the Fund's net asset value ("NAV") on the first day of the Outcome Period.

CALAMOS RUSSELL 2000® STRUCTURED ALT PROTECTION ETF® — JULY
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Calamos Russell 2000® Structured Alt Protection ETF® — July

The stated Cap and Capital Protection may only be realized by investors who continuously hold Fund Shares from the commencement of an Outcome Period until its conclusion. An investor who purchases Fund Shares other than on the first day of an Outcome Period and/or sells Fund Shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. While the Cap and Capital Protection provide the intended outcomes only for investors that hold their Fund Shares throughout the complete term of the Outcome Period, an investor can expect the value of their Fund Shares to generally move in the same direction as the Underlying ETF during the Outcome Period. If investors buy or sell on a date other than the start or end date of the Outcome Period, their returns will be different and they may incur losses in excess of the Capital Protection level (i.e., losses exceeding 0%) and they may not experience gains up to the Cap. See "Capital Protection and Cap" for more information.

The Fund's website, www.calamos.com, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Outcome Period, including the Fund's value relative to the Cap and Capital Protection. Before purchasing Fund Shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund Shares on a particular day and held through the end of the Outcome Period.

The Fund's investment objective is not a fundamental policy and therefore may be changed by the Board without shareholder approval.

The Fund seeks to generate returns that match the Underlying ETF, up to the Cap (discussed in detail below), while limiting downside losses. The hypothetical illustrations provided below are designed to illustrate the outcomes that the Fund seeks to provide for investors who hold Fund Shares for the entirety of the Outcome Period. The hypothetical examples set forth below do not represent the performance of the Fund and investors should not rely on the hypothetical examples shown below as an indication of the actual or future performance of the Fund. There is no guarantee that the Fund will be successful in its attempt to provide the target outcomes for an Outcome Period. The returns that the Fund seeks to provide do not include the costs associated with purchasing Fund Shares and certain expenses incurred by the Fund. In the payoff profile illustration, the dotted line represents the Underlying ETF's performance, and the solid line represents the return profile gross of fees and expenses sought by the Fund in relation to the Underlying ETF's indicated performance. The bar chart below represents the Fund's hypothetical intended return profile based upon the performance of the Underlying ETF.

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Calamos Russell 2000® Structured Alt Protection ETF® — July

Explanation of diagram:

1.  Calamos Russell 2000® Structured Alt Protection ETF® — July Participation Layer: The dotted grey line represents the first layer, which involves purchasing a near zero-strike (i.e., deep in-the-money) call on the reference asset, at a pre-determined strike to provide full participation to the price return of the underlying reference asset. In other words, the full price participation provided by this layer provides potential gains and losses that are tantamount to that of owning the underlying reference asset outright, except that this layer does not participate in the dividend yield of the underlying reference asset.

2.  Capital Protection Layer: The solid grey line represents the second layer, which involves purchasing an at-the-money put option, which produces protection equal to 100% of losses (before fees and expenses) of the price return of the reference asset, over the Outcome Period.

3.  Upside Participation Layer (the "Cap"): The solid black line illustrates the final layer, which involves selling an out-of-the-money call, thereby creating the upside cap. The strike price at which the call is sold is determined so that the combined net options purchase price is approximately equal to the underlying asset's current value. The cost of this layer is a credit equal to the price that would make the total package "no-cost" or fully financed.

CALAMOS RUSSELL 2000® STRUCTURED ALT PROTECTION ETF® — JULY
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Calamos Russell 2000® Structured Alt Protection ETF® — July

The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act").

Capital Protection and Cap

The Fund seeks to provide capital protection to absorb 100% of losses (before fees and expenses) of the Underlying ETF at the end of each Outcome Period. When the Fund's management fees are taken into account, the Capital Protection level is reduced to 99.31%. The Capital Protection level will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. If the Fund is required to increase its holdings of cash during the Outcome Period to pay fees and expenses incurred by the Fund, the Capital Protection level may be further reduced. The Fund does not seek to provide capital protection against 100% of losses (before fees and expenses) of the Underlying ETF as of any time other than the end of the Outcome Period.

During the Outcome Period, there may be periods of significant disparity between the Fund's NAV and the Underlying ETF's price performance. As the Underlying ETF price and the Fund's NAV change over the Outcome Period, an investor acquiring Fund Shares after the start of the Outcome Period will likely have a different return potential than an investor who purchased Fund Shares at the start of the Outcome Period. This is because while the Cap and Capital Protection for the Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of an Outcome Period and remain constant throughout the Outcome Period, an investor purchasing Fund Shares at market value during the Outcome Period likely purchased Fund Shares at a price that is different from the Fund's NAV at the start of the Outcome Period (i.e., the NAV that the Cap and Capital Protection reference). For example, if an investor purchases Fund Shares during an Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Outcome Period (the "Initial Fund Value"), that investor's Cap will essentially be decreased by the amount of the increase in the Underlying ETF's value, and the capital protection will not set in until the Fund's NAV returns to its Initial Fund Value (i.e., a shareholder must experience losses prior to gaining the protection offered by the Fund's Capital Protection because the Fund must first decrease in value to its Initial Fund Value for the Outcome Period before subsequent losses will be protected by the Capital Protection). Conversely, if an investor purchases Fund Shares during an Outcome Period at a time when the Underlying ETF has decreased in value, the Fund's NAV may dip below the Initial Fund Value. However, in this scenario, that investor's potential gain could be larger than the Fund's Cap for the Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Outcome Period through the date the investor purchased its Fund Shares plus any additional gains between the Initial Fund Value and the Cap. There is no guarantee that the Fund will recover such value or experience such gains. The Cap and capital protection relative to the Initial Fund Value, however, will not change over the Outcome Period.

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Calamos Russell 2000® Structured Alt Protection ETF® — July

While the Fund seeks to provide 100% protection against losses experienced by the Underlying ETF (before fees and expenses) for shareholders who hold Fund Shares for an entire Outcome Period, there is no guarantee it will successfully do so. If the Fund's NAV has increased significantly, a shareholder that purchases Fund Shares after the first day of an Outcome Period could lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear those losses. There is no guarantee the capital protection and cap will be successful and a shareholder investing at the beginning of an Outcome Period could also lose their entire investment.

The returns of the Fund are subject to a cap for each Outcome Period, calculated (before fees and expenses) at the beginning of each Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return Cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Outcome Period. If the Underlying ETF experiences any percentage gains over the amount of the Cap, Fund shareholders will not experience those gains. Therefore, regardless of the price return of the Underlying ETF, the Cap (net of fees) is the maximum return an investor can achieve from an investment in the Fund for that Outcome Period. The Cap is set on the first day of each Outcome Period. The Cap is provided prior to taking into account annual Fund management fees of 0.69% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses (such as unexpected litigation) incurred by the Fund. The pre-determined Cap applicable to an Outcome Period will vary based on prevailing market conditions at the time that the Cap is set, including interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the FLEX Options.

The Cap level is a result of the design of the Fund's principal investment strategy. To provide the Capital Protected Target Outcome, the Fund purchases and sells a series of put and call FLEX Options on or around the last business day of the month prior to the beginning of an Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The Adviser will calculate the amount of premiums that the Fund will owe on the put options acquired to provide the Capital Protection and will then sell call FLEX Options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The Cap is the strike price of those FLEX Options the Fund is selling. The Cap, and the Fund's value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund Shares during an Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Outcome Period to a level near the Cap, an investor purchasing Fund Shares will have limited to no gain potential for the remainder of the Outcome Period (because the investor's potential gain will be limited to the difference between the Fund's NAV on the date the investor purchased the Fund Shares and the Cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which it purchased its Fund Shares and the Initial Fund Value for the Outcome Period before subsequent losses will be protected by the Capital Protection. If an investor buys Fund Shares when the price exceeds the Cap, an investor selling their shares at the end of the Outcome Period will not experience any gain regardless of the price return of the Underlying ETF.

There is no guarantee that the Fund will be successful in providing these investment outcomes for any Outcome Period, and an investor may experience returns on the Fund significantly below the Cap.

In periods of extreme market volatility or during market disruption events, the Fund's ability to offset investor losses through the use of the FLEX Options to achieve the stated Capital Protection, or provide a return up to the stated upside Cap may be impaired, resulting in an upside limit significantly below the Cap and downside protection significantly lower than full capital protection (i.e., losses greater than 0%), because the Fund may not be able to trade or exercise existing FLEX Options, or may not receive timely payment from its counterparties. An investor may lose their entire investment and an investment in the Fund is only appropriate for investors willing to bear those losses.

For each Outcome Period, the Fund will invest in both purchased and written put and call FLEX Options that reference the Underlying ETF. Because the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options impact the correlation between the Fund's NAV and the price of the Underlying ETF.

CALAMOS RUSSELL 2000® STRUCTURED ALT PROTECTION ETF® — JULY
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Calamos Russell 2000® Structured Alt Protection ETF® — July

General Information about FLEX Options

FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation ("OCC"). The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the "buyer for every seller and the seller for every buyer," with the goal of protecting clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events, as more fully described in the Fund's Statement of Additional Information. Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and subject to the risk that the OCC may fail to perform the settlement of the FLEX Options due to bankruptcy or other adverse reasons. The FLEX Options that the Fund will hold that reference the Underlying ETF will give the Fund the right or the obligation to either receive or deliver shares of the Underlying ETF, or the right or the obligation to either receive or deliver a cash payment on the option expiration date based upon the difference between the Underlying ETF's value and a strike price, depending on whether the option is a put or call option and whether the Fund purchases or sells the option. The FLEX Options held by the Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date. The Fund will generally, under normal conditions, hold FLEX Options for each Outcome Period. The Fund will purchase call options (giving the Fund the right to receive shares of the Underlying ETF or a cash payment) and put options (giving the Fund the right to deliver shares of the Underlying ETF or a cash payment), while simultaneously selling (i.e., writing) call options (giving the Fund the obligation to deliver shares of the Underlying ETF or a cash payment). The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the Fund expects the FLEX Options to be fully covered and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchanges on which the FLEX Options are listed do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts but may charge transaction fees. Each of the FLEX Options purchased and sold throughout the Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Outcome Period. On the Flex Options expiration date, the Fund intends to sell the Flex Options prior to their expiration or cash-settle the Flex Options and use the resulting proceeds to purchase new Flex Options for the next Outcome Period.

The Underlying ETF

The Underlying ETF is an exchange-traded fund that seeks to track the investment results of the Russell 2000® Index, which is a float-adjusted capitalization-weighted index of equity securities issued by the approximately 1,945 smallest issuers in the Russell 3000® Index. The Underlying ETF measures the performance of the small-capitalization sector of the U.S. equity market, as defined by FTSE Russell. The Underlying ETF is reconstituted on an annual basis. The Fund's performance does not reflect the payment of dividends by the Underlying ETF.

The Underlying ETF is an exchange-traded unit investment trust that uses a replication strategy, meaning it invests in as many of the stocks in the Russell 2000® Index as is practicable. BlackRock Fund Advisors ("BFA") serves as the Underlying ETF's investment adviser. You can find the Underlying ETF's prospectus and other information about the ETF, including the statement of additional information and most recent reports to shareholders, online at "https://www.ishares.com/us/products/239710/ishares-russell-2000-etf".

The summary information below regarding the Underlying ETF comes from its filings with the SEC. You are urged to refer to the SEC filings made by the Underlying ETF and to other publicly available information (e.g., the ETF's annual reports) to obtain an understanding of the ETF's business and financial prospects. The following description of the Underlying ETF's principal investment strategies was taken directly from the Underlying ETF's prospectus, dated August 1, 2025 ("IWM" refers to the Underlying ETF; other defined terms have been modified).

IWM seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index (the "Portfolio"), with the weight of each stock in IWM's Portfolio substantially corresponding to the weight of such stock in the Index.

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Calamos Russell 2000® Structured Alt Protection ETF® — July

As of March 31, 2025, the Underlying Index represented approximately 5% of the total market capitalization of the Russell 3000® Index, and a significant portion of the Underlying Index is represented by securities of companies in the financials, healthcare and industrials industries or sectors. The components of the Underlying Index are likely to change over time.

To maintain the correspondence between the composition and weightings of Portfolio Securities and Index Securities, BFA adjusts IWM's Portfolio from time to time to conform to periodic changes made by Russell to the identity and/or relative weightings of Index Securities in the Index. IWM may pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the IWM's performance. During the most recent fiscal year, the IWM's portfolio turnover rate was 18% of the average value of its portfolio.

Although IWM may fail to own certain Index Securities at any particular time, IWM generally will be substantially invested in Index Securities, which should result in a close correspondence between the performance of the Index and the performance of IWM. IWM does not hold or trade futures or swaps and is not a commodity pool. The Index is determined, comprised and calculated without regard to IWM.

Subsequent Outcome Periods

The Fund will alert existing shareholders to the new Cap at the beginning of each new Outcome Period in the following manner:

1.  Approximately one week prior to the end of the current Outcome Period, the Fund will make a sticker filing that will alert existing shareholders that the Outcome Period is approaching its conclusion and disclose the anticipated Cap range for the next Outcome Period. This filing will be mailed to existing shareholders.

2.  Following the close of business on the last day of the Outcome Period, the Fund will make a sticker filing that discloses the Fund's Cap for the next Outcome Period. This filing will be mailed to existing shareholders.

3.  On the first day of the new Outcome Period, the Fund will file a full prospectus that incorporates the sticker filing from the previous evening which replaces the Caps/dates associated with the previous Outcome Period with the Caps/dates associated with the new Outcome Period. Correspondingly, the Fund will file a revised summary prospectus that reflects such changes.

The information referenced above will also be available on the Fund's website at www.calamos.com.

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. You should not consider investing in the Fund if your investment objective differs from the Fund's investment objective or if you are not willing to accept the principal risks associated with an investment in the Fund. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a "principal risk" of investing in the Fund, regardless of the order in which it appears. The principal risks of investing in the Fund include:

•  Authorized Participant Concentration Risk — Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs, such as the

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Fund, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

•  Cap Change Risk — A new Cap is established at the beginning of each Outcome Period and is dependent on prevailing market conditions at the time the Cap is established. As such, the Cap may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods. Investors should monitor the changes in the Cap for each Outcome Period, information for which will be made available pursuant to the procedure outlined in the Fund's prospectus.

•  Capital Protection Risk — There can be no guarantee that the Fund will be successful in its strategy to provide protection against 100% of Underlying ETF losses if the Underlying ETF's share price decreases over the duration of the Outcome Period. The Fund's strategy seeks to deliver returns that match those of the Underlying ETF (up to the Cap), while limiting downside losses, if Fund Shares are held at the time at which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Fund Shares after the FLEX Options were entered into or sells Fund Shares prior to the expiration of the FLEX Options, the Capital Protection that the Fund seeks to provide may not be available. If the Outcome Period has begun and the Underlying ETF has increased in value, the Capital Protection will not protect any decreases in the value of the Underlying ETF to the extent of such appreciation, and therefore an investor may experience losses from this appreciated value until the Fund reaches its original NAV from the commencement of the Outcome Period. Similarly, if an investor purchases Fund Shares after the commencement of the Outcome period and the Underlying ETF has increased in value, an investor purchasing Shares at that point will not benefit from the Capital Protection until the Underlying ETF's value decreases to its original value at the commencement of the Outcome Period. Accordingly, such investor will not receive the protection that the Fund seeks to provide until the Fund experiences losses that return it to its value at the commencement of the Outcome Period. If the FLEX Options (and therefore the Capital Protection) do not perform as expected, an investor may experience significant losses on its investment, including the loss of its entire investment.

•  Capped Upside Risk — The Fund's strategy seeks to provide returns that are subject to the Cap. In the event that the Underlying ETF experiences gains in excess of the Cap for the Outcome Period, the Fund will not participate in, and will underperform the Underlying ETF to the extent of, those gains beyond the Cap. The Fund's strategy seeks to deliver returns that match those of the Underlying ETF (up to the Cap), while protecting against the entirety of downside losses of the Underlying ETF, if Fund Shares are held at the time at which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Fund Shares after the FLEX Options were entered into, there may be little or no ability for that investor to experience an investment gain on their Fund Shares (and such investor may be subjected to potential losses between that Fund Share price and the Fund's NAV at the commencement of the Outcome Period). Further, because the FLEX Options are designed to produce returns that match the price return of the Underlying ETF (subject to the Cap) on the last day of the Outcome Period, if an investor sells Fund Shares prior to the expiration date of the FLEX Options such investor may sell at a point where the Fund's performance does not match the performance of the Underlying ETF over the Outcome Period, and therefore may sell at a point where the Fund has underperformed the Underlying ETF.

•  Cash Holdings Risk — To the extent the Fund holds cash positions, the Fund risks achieving lower returns and potential lost opportunities to participate in market appreciation which could negatively impact the Fund's performance and ability to achieve its investment objective.

•  Clearing Member Default Risk — Transactions in some types of derivatives, including FLEX Options, are required to be centrally cleared ("cleared derivatives"). In a transaction involving cleared derivatives, the Fund's counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house ("clearing members") can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member's individual customers. As a

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result, assets deposited by the Fund with any clearing member as margin for its FLEX Options may, in certain circumstances, be used to satisfy losses of other clients of the Fund's clearing member. In addition, although clearing members guarantee performance of their clients' obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member's bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund's behalf, which heightens the risks associated with a clearing member's default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund's ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund's behalf, the Fund may be unable to effectively implement its investment strategy.

•  Correlation Risk — The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods, consistent with the Fund's valuation policy. Because a component of the FLEX option's value will be affected by, among other things, changes in the Underlying ETF's share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF's share price and the remaining time until the FLEX Options expire, the value of the Fund's FLEX Options positions is not anticipated to increase or decrease at the same rate as the Underlying ETF's share price, and it is possible they may move in different directions, and as a result, the Fund's NAV may not increase or decrease at the same rate as the Underlying ETF's share price. The Fund's strategy is designed to produce the outcomes upon the expiration of the FLEX Options on the last business day of the Outcome Period, and it should not be expected that the outcomes will be provided at any point other than the end of the Outcome Period.

•  Costs of Buying and Selling Fund Shares — Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

•  Derivatives Risk — Derivatives are instruments, such as options, futures and forward foreign currency contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. In addition, derivative instruments are subject to counterparty risk, meaning that the party with whom the Fund enters into a derivative transaction may experience a significant credit event and/or may be unwilling or unable to make timely settlement payments or otherwise honor its obligations. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.

•  Equity Securities Risk — The securities markets are volatile, and the market prices of the Underlying ETF's securities may decline generally. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. If the market prices of the securities owned by the Underlying ETF fall, the value of your investment in the Fund will decline.

•  FLEX Options Risk — The Fund may invest in FLEX Options issued and guaranteed for settlement by The Options Clearing Corporation ("OCC"). FLEX Options are customized option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be illiquid, and in such cases, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration

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date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options and changing volatility levels of the reference asset. In connection with the creation and redemption of Fund Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Fund at prices that reflect the market price of the Fund Shares, the Fund's NAV and, in turn the share price of the Fund, could be negatively impacted. The Fund may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless.

•  Investment Timing Risk — An investor who purchases Fund Shares other than on the first day of the options package and/or sells Fund Shares before the options package expires may not experience the 100% downside protection or upside participation in the Underlying ETF. The Fund's downside protection and upside participation of the Underlying ETF may only be available for investors who hold Fund Shares throughout the complete term of the options package. An investor can expect their Fund Shares to move generally in the same direction as the Underlying ETF during the one-year options package. However, Fund Shares may not experience the same price movement as the price movement of the Underlying ETF. During the duration of the option package, there may be periods of significant disparity between the Fund's NAV and the Underlying ETF's price performance. For example, if an investor purchases Fund Shares during an options package period at a time when the Underlying ETF's share price has increased from its price at the beginning of the options package period, the investor may not be 100% protected against Underlying ETF downside losses. In addition, if an investor purchases Fund Shares during an options package period at a time when the Underlying ETF's share price has increased from its price at the beginning of the options package period, that investor's cap will essentially be decreased from the stated Cap by the amount of the increase in the Underlying ETF's value.

•  Liquidity Risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

•  Liquidity Risk — FLEX Options — In the event that trading in the underlying FLEX Options is limited or absent, the value of the Fund's FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities, including certain non-customized option contracts. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. Additionally, the liquidation of a large number of FLEX Options may more significantly impact the price in a less liquid market. Further, the Fund requires a sufficient number of participants to facilitate the purchase and sale of options on an exchange to provide liquidity to the Fund for its FLEX Option positions. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

•  Market Maker Risk — If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund's net asset value and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of the Fund Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund's portfolio securities and the Fund's market price. This reduced effectiveness could result in Fund Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Fund Shares.

•  Market Risk — The risk that the securities markets will increase or decrease in value is considered market risk and applies to any security. If there is a general decline in the stock or fixed-income market, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests.

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•  New Fund Risk — The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

•  Non-Diversification Risk — The Fund is classified as "non-diversified" under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code").

•  Options Risk — The Fund's ability to close out its position as a purchaser or seller of an over-the-counter or exchange-listed put or call option is dependent, in part, upon the liquidity of the options market. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Fund's ability to utilize options successfully will depend on the ability of the Fund's investment adviser to predict pertinent market movements, which cannot be assured. The Fund may also purchase or write over-the-counter put or call options, which involves risks different from, and possibly greater than, the risks associated with exchange-listed put or call options. Over-the-counter put or call options may expose the Fund to the risk that a counterparty may be unable or unwilling to perform according to a contract, and that any deterioration in a counterparty's creditworthiness could adversely affect the instrument. In addition, the Fund may be exposed to a risk that losses may exceed the amount originally invested.

•  Premium-Discount Risk — Fund Shares may trade above or below their NAV. The market prices of Fund Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Fund Shares on the Exchange. The trading price of Fund Shares may deviate significantly from NAV during periods of market volatility.

•  Secondary Market Trading Risk — Investors buying or selling Fund Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund Shares. Although the Fund Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Fund Shares on the Exchange may be halted.

•  Sector Risk — To the extent the Underlying ETF invests a significant portion of its assets in a particular sector, a greater portion of the Fund's performance may be affected by the general business and economic conditions affecting that sector. Each sector may share economic risk with the broader market, however there may be economic risks specific to each sector. As a result, returns from those sectors may trail returns from the overall stock market, and it is possible that the Underlying ETF may underperform the broader market.

•  Small-Capitalization Companies Risk — Compared to mid- and large capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments. In addition, the securities of small-capitalization companies may be more volatile and less liquid than those of mid- and large-capitalization companies.

•  Tax Risk — The Fund has elected and intends to qualify each year to be treated as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The federal income tax treatment of the securities in which the Fund may invest, including the Fund's option strategy, may not be clear or may be subject to recharacterization by the Internal Revenue Service. It could be more difficult to comply with the tax requirements applicable to RICs if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the Internal Revenue Service. Any such failure to comply with the rules applicable to RICs could cause the Fund to fail to qualify as such. To qualify and maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published Internal Revenue Service guidance or case law on how to determine the "issuer" of certain derivatives that the Fund will enter into. Based upon the language in the legislative history, the Fund intends to treat the issuer of an equity option as the referenced asset and to treat any income it may derive from an equity option as "qualifying income" under the provisions of the Code applicable to RICs. In the case of FLEX Options, assuming the referenced asset qualifies as a RIC, treating the issuer as the referenced asset would allow the Fund to count the FLEX Options as automatically diversified investments under the RIC diversification requirements. If the income

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is not qualifying income or the issuer of equity options, including FLEX Options, is not appropriately the referenced asset, the Fund may not qualify, or may be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund's taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

The Fund's investments in offsetting positions with respect to the Underlying ETF may affect the character of gains or losses realized by the Fund under the Code's "straddle" rules and may increase the amount of short-term capital gain realized by the Fund. Certain options the Fund holds may not qualify as "Section 1256 contracts" under Section 1256 of the Code, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

There is a risk that if the offsetting FLEX Options are held by a single person, the IRS may take the position that the FLEX Options, viewed together, should be treated as a single debt instrument for federal tax purposes. The result of such a position would be that the Fund would fail the RIC diversification tests, causing the RIC to be taxed as a C corporation, unless certain cure rights based upon reasonable cause may apply. The Fund has obtained an opinion of tax counsel that the FLEX Options should not be collapsed into a single instrument. However, such an opinion is not binding upon the IRS or the courts.

•  Trading Issues Risk — Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange's "circuit breaker" rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund's assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.

•  Underlying ETF Risk — The Fund invests in FLEX Options that reference an ETF, which subjects the Fund to certain of the risks of owning shares of an ETF as well as the types of instruments in which the Underlying ETF invests. The value of an ETF will fluctuate over time based on fluctuations in the values of the securities held by the ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. In addition, ETFs are subject to absence of an active market risk, premium/discount risk, tracking error risk and trading issues risk. Brokerage, tax and other expenses may negatively impact the performance of the Underlying ETF and, in turn, the value of the Fund's shares. An ETF that tracks an index may not exactly match the performance of the index due to cash drag, differences between the portfolio of the ETF and the components of the index, expenses and other factors.

•  Valuation Risk — During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options may become more difficult. In market environments where there is reduced availability of reliable objective pricing data, the judgment of the Fund's investment adviser in determining the fair value of the security may play a greater role. While such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.

Fund Performance

The Fund commenced operations on July 1, 2024, and thus does not yet have annual returns for a full calendar year. Accordingly, performance data is not included. Performance information is available at no cost by visiting www.calamos.com. Past performance (before and after taxes) is not an indication of future performance.

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Investment Adviser

Calamos Advisors LLC ("Calamos" or the "Adviser")

Portfolio Managers

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH ADVISER
David O'Donohue	Since July 2024	SVP, Sr. Co-Portfolio Manager
Jimmy Young	Since July 2024	SVP, Co-Portfolio Manager
Eli Pars	Since July 2024	SVP, Sr. Co-Portfolio Manager
Jason Hill	Since July 2024	SVP, Sr. Co-Portfolio Manager
Anthony Vecchiolla	Since July 2024	VP, Co-Portfolio Manager
Jordan Rosenfeld	Since November 2025	VP, Co-Portfolio Manager

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Other Important Information Regarding Fund Shares

Portfolio Holdings. The Fund's portfolio holdings are disclosed on its website daily after the close of trading on the Exchange and prior to the opening of trading on the Exchange the following day. A description of the Fund's policies and procedures with respect to the disclosure of such Fund's portfolio holdings is available in the Fund's Statement of Additional Information ("SAI").

Premium/Discount Information. Information about the premiums and discounts at which the Fund's Shares have traded will be available at www.calamos.com.

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as "Creation Units." Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at net asset value ("NAV"), Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the "bid-ask spread"). Recent information regarding the Fund's NAV, market price, premiums and discounts, and bid-ask spreads is available at https://www.calamos.com/.

Tax Information

Net investment income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute net investment income and capital gains, if any, at least annually.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), such Fund and its related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

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Additional Information About Investment Strategies and Related Risks

The Fund's investment objective and each of the policies described herein are non-fundamental policies that may be changed by the Board of Trustees of the Trust (the "Board") without shareholder approval. The Fund may liquidate and terminate at any time without shareholder approval.

What are the investment objectives and principal strategies for the Fund?

The Fund is an actively managed exchange-traded fund ("ETF") that is designed to provide investors with the opportunity to benefit from increases in the Underlying ETF's share price up to the stated cap over a specified period of time of approximately one-year (the "Outcome Period"), while providing protection against decreases in the Underlying ETF's share price over the same Outcome Period (before taking fees and expenses into account).

Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange Options ("FLEX Options") that reference the price performance of the iShares® Russell 2000® ETF (the "Underlying ETF"). FLEX Options are customized equity or index option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates.

The Underlying ETF is an exchange-traded unit investment trust that uses a replication strategy, meaning it invests in as many of the stocks in the Russell 2000® Index as is practicable. BlackRock Fund Advisors ("BFA") serves as the Underlying ETF's investment adviser. You can find the Underlying ETF's prospectus and other information about the ETF, including the statement of additional information and most recent reports to shareholders, online at "https://www.ishares.com/us/products/239710/ishares-russell-2000-etf". See "The Underlying ETF" for more information.

The returns an investor will receive from an investment in the Fund have characteristics that are distinct from many other investment vehicles, including the Underlying ETF. It is important that you understand these characteristics before making an investment in the Fund.

The Fund uses FLEX Options to employ a capital protected target outcome strategy. Target outcome strategies seek to produce pre-determined investment outcomes based upon the performance of an underlying security or index. The pre-determined outcomes sought by the Fund, which include capital protection to absorb 100% of losses (before fees and expenses) in the Underlying ETF (the "Capital Protection") and upside participation to a stated cap of 8.10% (before fees and expenses) (the "Cap"), are based on the price performance of the Underlying ETF over an approximate one-year period (the "Outcome Period").

The outcomes the Fund seeks for investors that hold Fund Shares for an entire Outcome Period are as follows, though there can be no guarantee these results will be achieved:

•  If the Underlying ETF appreciates over the Outcome Period, the combination of FLEX Options held by the Fund seeks to provide upside participation matching that of the Underlying ETF, up to a Cap that is determined at the start of the Outcome Period.

•  If the Underlying ETF decreases over the Outcome Period, the combination of FLEX Options held by the Fund seeks to provide protection against 100% of Underlying ETF losses, prior to taking into account the Fund's fees and expenses.

The Fund does not seek to provide capital protection against 100% of losses (before fees and expenses) of the Underlying ETF as of any time other than the end of the Outcome Period.

For the Outcome Period beginning on July 1, 2025 and ending on June 30, 2026, the Cap is 8.10% and the Capital Protection is 100%. When the Fund's fees and expenses are taken into account, the Cap is 7.41% and the Capital Protection is 99.31%. The Cap and Capital Protection will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee.

The current Outcome Period is from July 1, 2025 through June 30, 2026. The Fund will not terminate after the conclusion of the Outcome Period. After the conclusion of the Outcome Period, another will begin. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Outcome

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Period. This means that the Cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The capital protection will remain the same for each Outcome Period. The Capital Protection and Cap, and the Fund's value relative to each, should be considered before investing in the Fund. The Fund will be perpetually offered and not terminate after the current or any subsequent Outcome Period. Approximately one week prior to the end of an Outcome Period, the Fund's website will be updated to alert existing shareholders that the Outcome Period is approaching its conclusion and will disclose the anticipated Cap range for the next Outcome Period. See "Subsequent Outcome Periods" for more information.

Upon conclusion of the Outcome Period, the Fund will receive the cash value of all the FLEX Options it held for that Outcome Period. It will then invest in a new series of FLEX Options with an expiration date of approximately one year in the future, and a new Outcome Period will begin. Each FLEX Option's value is ultimately derived from the performance of the Underlying ETF's share price during that time. As the terms of the FLEX Options do not change during an Outcome Period, the outcomes, including the Cap and 100% Capital Protection discussed below, will be measured to the Fund's net asset value ("NAV") on the first day of the Outcome Period.

The stated Cap and Capital Protection may only be realized by investors who continuously hold Fund Shares from the commencement of an Outcome Period until its conclusion. An investor who purchases Fund Shares other than on the first day of an Outcome Period and/or sells Fund Shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. While the Cap and Capital Protection provide the intended outcomes only for investors that hold their Fund Shares throughout the complete term of the Outcome Period, an investor can expect the value of their Fund Shares to generally move in the same direction as the Underlying ETF during the Outcome Period. If investors buy or sell on a date other than the start or end date of the Outcome Period, their returns will be different and they may incur losses in excess of the Capital Protection level (i.e., losses exceeding 0%) and they may not experience gains up to the Cap. See "Capital Protection and Cap" for more information.

The Fund's website www.calamos.com provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Outcome Period, including the Fund's value relative to the Cap and Capital Protection. Before purchasing Fund Shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund Shares on a particular day and held through the end of the Outcome Period.

The Fund's investment objective is not a fundamental policy and therefore may be changed by the Board without shareholder approval.

The Fund seeks to generate returns that match the Underlying ETF, up to the Cap (discussed in detail below), while limiting downside losses. The hypothetical illustrations provided below are designed to illustrate the outcomes that the Fund seeks to provide for investors who hold Fund Shares for the entirety of the Outcome Period. The hypothetical examples set forth below do not represent the performance of the Fund and investors should not rely on the hypothetical examples shown below as an indication of the actual or future performance of the Fund. There is no guarantee that the Fund will be successful in its attempt to provide the target outcomes for an Outcome Period. The returns that the Fund seeks to provide do not include the costs associated with purchasing Fund Shares and certain expenses incurred by the Fund. In the payoff profile illustration, the dotted line represents the Underlying ETF's performance, and the solid line represents the return profile gross of fees and expenses sought by the Fund in relation to the Underlying ETF's indicated performance. The bar chart below represents the Fund's hypothetical intended return profile based upon the performance of the Underlying ETF.

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Explanation of diagram:

1.  Calamos Russell 2000® Structured Alt Protection ETF® — July Participation Layer: The dotted grey line represents the first layer, which involves purchasing a near zero-strike (i.e., deep in-the-money) call on the reference asset, at a pre-determined strike to provide full participation to the price return of the underlying reference asset. In other words, the full price participation provided by this layer provides potential gains and losses that are tantamount to that of owning the underlying reference asset outright, except that this layer does not participate in the dividend yield of the underlying reference asset.

2.  Capital Protection Layer: The solid grey line represents the second layer, which involves purchasing an at-the-money put option, which produces protection equal to 100% of losses (before fees and expenses) of the price return of the reference asset, over the Outcome Period.

3.  Upside Participation Layer (the "Cap"): The solid black line illustrates the final layer, which involves selling an out-of-the-money call, thereby creating the upside cap. The strike price at which the call is sold is determined so that the combined net options purchase price is approximately equal to the underlying asset's current value. The cost of this layer is a credit equal to the price that would make the total package "no-cost" or fully financed.

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The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act").

Capital Protection and Cap

The Fund seeks to provide capital protection to absorb 100% of losses (before fees and expenses) of the Underlying ETF at the end of each Outcome Period. When the Fund's management fees are taken into account, the Capital Protection level is reduced to 99.31%. The Capital Protection level will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. If the Fund is required to increase its holdings of cash during the Outcome Period to pay fees and expenses incurred by the Fund, the Capital Protection level may be further reduced. The Fund does not seek to provide capital protection against 100% of losses (before fees and expenses) of the Underlying ETF as of any time other than the end of the Outcome Period.

During the Outcome Period, there may be periods of significant disparity between the Fund's NAV and the Underlying ETF's price performance. As the Underlying ETF price and the Fund's Net Asset Value ("NAV") change over the Outcome Period, an investor acquiring Fund Shares after the start of the Outcome Period will likely have a different return potential than an investor who purchased Fund Shares at the start of the Outcome Period. This is because while the Cap and Capital Protection for the Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of an Outcome Period and remain constant throughout the Outcome Period, an investor purchasing Fund Shares at market value during the Outcome Period likely purchased Fund Shares at a price that is different from the Fund's NAV at the start of the Outcome Period (i.e., the NAV that the Cap and Capital Protection reference). For example, if an investor purchases Fund Shares during an Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Outcome Period (the "Initial Fund Value"), that investor's Cap will essentially be decreased by the amount of the increase in the Underlying ETF's value, and the capital protection will not set in until the Fund's NAV returns to its Initial Fund Value (i.e., a shareholder must experience losses prior to gaining the protection offered by the Fund's Capital Protection because the Fund must first decrease in value to its Initial Fund Value for the Outcome Period before subsequent losses will be protected by the Capital Protection). Conversely, if an investor purchases Fund Shares during an Outcome Period at a time when the Underlying ETF has decreased in value, the Fund's NAV may dip below the Initial Fund Value. However, in this scenario, that investor's potential gain could be larger than the Fund's Cap for the Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Outcome Period through the date the investor purchased its Fund Shares plus any additional gains between the Initial Fund Value and the Cap. There is no guarantee that the Fund will recover such value or experience such gains. The Cap and capital protection relative to the Initial Fund Value, however, will not change over the Outcome Period.

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While the Fund seeks to provide 100% protection against losses experienced by the Underlying ETF (before fees and expenses) for shareholders who hold Fund Shares for an entire Outcome Period, there is no guarantee it will successfully do so. If the Fund's NAV has increased significantly, a shareholder that purchases Fund Shares after the first day of an Outcome Period could lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear those losses. There is no guarantee the capital protection and cap will be successful and a shareholder investing at the beginning of an Outcome Period could also lose their entire investment.

The returns of the Fund are subject to a cap for each Outcome Period, calculated (before fees and expenses) at the beginning of each Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return Cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Outcome Period. If the Underlying ETF experiences any percentage gains over the amount of the Cap, Fund shareholders will not experience those gains. Therefore, regardless of the price return of the Underlying ETF, the Cap (net of fees) is the maximum return an investor can achieve from an investment in the Fund for that Outcome Period. The Cap is set on the first day of each Outcome Period. The Cap is provided prior to taking into account annual Fund management fees of 0.69% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses (such as unexpected litigation) incurred by the Fund. The pre-determined Cap applicable to an Outcome Period will vary based on prevailing market conditions at the time that the Cap is set, including interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the FLEX Options.

The Cap level is a result of the design of the Fund's principal investment strategy. To provide the Capital Protected Target Outcome, the Fund purchases and sells a series of put and call FLEX Options on or around the last business day of the month prior to the beginning of an Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The Adviser will calculate the amount of premiums that the Fund will owe on the put options acquired to provide the Capital Protection and will then sell call FLEX Options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The Cap is the strike price of those FLEX Options the Fund is selling. The Cap, and the Fund's value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund Shares during an Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Outcome Period to a level near the Cap, an investor purchasing Fund Shares will have limited to no gain potential for the remainder of the Outcome Period (because the investor's potential gain will be limited to the difference between the Fund's NAV on the date the investor purchased the Fund Shares and the Cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which it purchased its Fund Shares and the Initial Fund Value for the Outcome Period before subsequent losses will be protected by the Capital Protection. If an investor buys Fund Shares when the price exceeds the Cap, an investor selling their shares at the end of the Outcome Period will not experience any gain regardless of the price return of the Underlying ETF. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Outcome Period, and an investor may experience returns on the Fund significantly below the Cap.

In periods of extreme market volatility or during market disruption events, the Fund's ability to offset investor losses through the use of the FLEX Options to achieve the stated Capital Protection, or provide a return up to the stated upside Cap may be impaired, resulting in an upside limit significantly below the Cap and downside protection significantly lower than full capital protection (i.e., losses greater than 0%), because the Fund may not be able to trade or exercise existing FLEX Options, or may not receive timely payment from its counterparties. An investor may lose their entire investment and an investment in the Fund is only appropriate for investors willing to bear those losses.

For each Outcome Period, the Fund will invest in both purchased and written put and call FLEX Options that reference the Underlying ETF. Because the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options impact the correlation between the Fund's NAV and the price of the Underlying ETF.

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General Information about FLEX Options

FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation ("OCC"). The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the "buyer for every seller and the seller for every buyer," with the goal of protecting clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events, as more fully described in the Fund's Statement of Additional Information. Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and subject to the risk that the OCC may fail to perform the settlement of the FLEX Options due to bankruptcy or other adverse reasons. The FLEX Options that the Fund will hold that reference the Underlying ETF will give the Fund the right or the obligation to either receive or deliver shares of the Underlying ETF, or the right or the obligation to either receive or deliver a cash payment on the option expiration date based upon the difference between the Underlying ETF's value and a strike price, depending on whether the option is a put or call option and whether the Fund purchases or sells the option. The FLEX Options held by the Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date. The Fund will generally, under normal conditions, hold FLEX Options for each Outcome Period. The Fund will purchase call options (giving the Fund the right to receive shares of the Underlying ETF or a cash payment) and put options (giving the Fund the right to deliver shares of the Underlying ETF or a cash payment), while simultaneously selling (i.e., writing) call options (giving the Fund the obligation to deliver shares of the Underlying ETF or a cash payment). The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the Fund expects the FLEX Options to be fully covered and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchanges on which the FLEX Options are listed do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts but may charge transaction fees. Each of the FLEX Options purchased and sold throughout the Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Outcome Period. On the Flex Options expiration date, the Fund intends to sell the Flex Options prior to their expiration or cash-settle the Flex Options and use the resulting proceeds to purchase new Flex Options for the next Outcome Period.

The Underlying ETF

The Underlying ETF is an exchange-traded fund that seeks to track the investment results of the Russell 2000® Index, which is a float-adjusted capitalization-weighted index of equity securities issued by the approximately 1,945 smallest issuers in the Russell 3000® Index. The Underlying ETF measures the performance of the small-capitalization sector of the U.S. equity market, as defined by FTSE Russell. The Underlying ETF is reconstituted on an annual basis. The Fund's performance does not reflect the payment of dividends by the Underlying ETF.

The Underlying ETF is an exchange-traded unit investment trust that uses a replication strategy, meaning it invests in as many of the stocks in the Russell 2000® Index as is practicable. BlackRock Fund Advisors ("BFA") serves as the Underlying ETF's investment adviser. You can find the Underlying ETF's prospectus and other information about the ETF, including the statement of additional information and most recent reports to shareholders, online at "https://www.ishares.com/us/products/239710/ishares-russell-2000-etf".

The summary information below regarding the Underlying ETF comes from its filings with the SEC. You are urged to refer to the SEC filings made by the Underlying ETF and to other publicly available information (e.g., the ETF's annual reports) to obtain an understanding of the ETF's business and financial prospects. The following description of the Underlying ETF's principal investment strategies was taken directly from the Underlying ETF's prospectus, dated August 1, 2025 ("IWM" refers to the Underlying ETF; other defined terms have been modified).

"IWM seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index (the "Portfolio"), with the weight of each stock in IWM's Portfolio substantially corresponding to the weight of such stock in the Index. In IWM's prospectus, the term "Portfolio Securities" refers to the common stocks that are actually held by IWM and make up IMW's Portfolio, while the term "Index Securities" refers to the common stocks that are included in the Index, as determined by the index provider, FTSE Russell ("Russell"). At any time, IWM's Portfolio will consist of as many of the Index Securities as is practicable.

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As of March 31, 2025, the Underlying Index represented approximately 5% of the total market capitalization of the Russell 3000® Index, and a significant portion of the Underlying Index is represented by securities of companies in the financials, healthcare and industrials industries or sectors. The components of the Underlying Index are likely to change over time.

To maintain the correspondence between the composition and weightings of Portfolio Securities and Index Securities, BFA adjusts IWM's Portfolio from time to time to conform to periodic changes made by Russell to the identity and/or relative weightings of Index Securities in the Index. IWM may pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the IWM's performance. During the most recent fiscal year, the IWM's portfolio turnover rate was 18% of the average value of its portfolio. Portfolio turnover will be a function of changes to the Index as well as requirements of IWM's trust agreement.

Although IWM may fail to own certain Index Securities at any particular time, IWM generally will be substantially invested in Index Securities, which should result in a close correspondence between the performance of the Index and the performance of IWM. IWM does not hold or trade futures or swaps and is not a commodity pool. The Index is determined, comprised and calculated without regard to IWM.

Subsequent Outcome Periods

The Fund will alert existing shareholders to the new Cap at the beginning of each new Outcome Period in the following manner:

1.  Approximately one week prior to the end of the current Outcome Period, the Fund will make a sticker filing that will alert existing shareholders that the Outcome Period is approaching its conclusion and disclose the anticipated Cap range for the next Outcome Period. This filing will be mailed to existing shareholders.

2.  Following the close of business on the last day of the Outcome Period, the Fund will make a sticker filing that discloses the Fund's Cap for the next Outcome Period. This filing will be mailed to existing shareholders.

3.  On the first day of the new Outcome Period, the Fund will file a full prospectus that incorporates the sticker filing from the previous evening which replaces the Caps/dates associated with the previous Outcome Period with the Caps/dates associated with the new Outcome Period. Correspondingly, the Fund will file a revised summary prospectus that reflects such changes.

The information referenced above will also be available on the Fund's website at www.calamos.com.

Changes in 80% policy

The Fund has adopted a non-fundamental operating policy that requires it, under normal circumstances, to invest at least 80% of its net assets (plus borrowings for investment purposes, if any) in investments that provide exposure to the Russell 2000® Index. Although this requirement may be changed by the Board of Trustees without shareholder approval, the Fund will notify shareholders in writing at least 60 days prior to any change in its 80% policy.

Non-Principal Investments

Cash Equivalents and Short-Term Investments

The Fund may invest in securities with maturities of less than one year or cash equivalents, or it may hold cash. The percentage of the Fund invested in such holdings varies and depends on several factors, including market conditions. For temporary defensive purposes and during periods of high cash inflows or outflows, the Fund may invest part or all of its assets in these securities or it may hold cash. During such periods, the Fund may not be able to achieve its investment objective. The Fund may adopt a defensive strategy when the portfolio managers believe securities in which such Fund normally invests have elevated risks due to political or economic factors and in other extraordinary circumstances. For more information on eligible short-term investments, see the SAI.

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Illiquid Investments

The Fund may invest up to 15% of its net assets in securities and other instruments that are, at the time of investment, illiquid (determined using the Securities and Exchange Commission's standard applicable to investment companies, i.e., any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). For this purpose, illiquid investments may include, but are not limited to, certain restricted securities (securities the disposition of which is restricted under the federal securities laws), certain securities that may only be resold pursuant to Rule 144A under the Securities Act, and certain repurchase agreements, among others.

Temporary Investments

In response to market, economic, political, or other conditions, the Fund may temporarily invest for defensive purposes that are inconsistent with the Fund's principal investment strategies. If the Fund does so, different factors could affect the Fund's performance, and the Fund may not achieve its investment objective.

Risks of Investing in the Fund

This prospectus describes the risks you may face as an investor in the Fund. It is important to keep in mind that generally, investments with a higher potential reward also have a higher risk of losing money. The reverse is also commonly true: the lower the risk, the lower the potential reward. However, as you consider an investment in the Fund, you should also take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in this investment for a long period of time to ride out down periods.

As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time, and it is possible to lose money. Each risk summarized below is considered a "principal risk" of investing in the Fund, regardless of the order in which it appears.

Principal Risks

Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs, such as the Fund, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

Cap Change Risk. A new Cap is established at the beginning of each Outcome Period and is dependent on prevailing market conditions at the time the Cap is established. Expected dividends of the Underlying ETF, market interest rates, the Underlying ETF's share price relative to the FLEX Options' strike prices, and the "implied volatility" of the Underlying ETF (the expected frequency and magnitude of changes of the Underlying ETF's share price) can impact the Cap the Fund is able to establish at the beginning of each outcome period. Extremely low interest rates (e.g., 0%) may result in a significantly lower Cap. As such, the Cap may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods. Investors should monitor the changes in the Cap for each Outcome Period, information for which will be made available pursuant to the procedure outlined in the Fund's prospectus.

Capital Protection Risk. There can be no guarantee that the Fund will be successful in its strategy to provide protection against 100% of Underlying ETF losses if the Underlying ETF's share price decreases over the duration of the Outcome Period. The Fund's strategy seeks to deliver returns that match those of the Underlying ETF (up to the Cap), while limiting downside losses, if Fund Shares are held at the time at which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Fund Shares after the FLEX Options were entered into or sells Fund Shares prior to the expiration of the FLEX Options, the Capital Protection that the Fund seeks to provide may not be available. If the Outcome Period has begun and the Underlying ETF has increased in value, the Capital Protection will

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Additional Information About Investment Strategies and Related Risks

not protect any decreases in the value of the Underlying ETF to the extent of such appreciation, and therefore an investor may experience losses from this appreciated value until the Fund reaches its original NAV from the commencement of the Outcome Period. Similarly, if an investor purchases Fund Shares after the commencement of the Outcome period and the Underlying ETF has increased in value, an investor purchasing Shares at that point will not benefit from the Capital Protection until the Underlying ETF's value decreases to its original value at the commencement of the Outcome Period. Accordingly, such investor will not receive the protection that the Fund seeks to provide until the Fund experiences losses that return it to its value at the commencement of the Outcome Period. If the FLEX Options (and therefore the Capital Protection) do not perform as expected, an investor may experience significant losses on its investment, including the loss of its entire investment.

Capped Upside Risk. The Fund's strategy seeks to provide returns that are subject to the Cap. In the event that the Underlying ETF experiences gains in excess of the Cap for the Outcome Period, the Fund will not participate in, and will underperform the Underlying ETF to the extent of, those gains beyond the Cap. The Fund's strategy seeks to deliver returns that match those of the Underlying ETF (up to the Cap), while protecting against the entirety of downside losses of the Underlying ETF, if Fund Shares are held at the time at which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Fund Shares after the FLEX Options were entered into, there may be little or no ability for that investor to experience an investment gain on their Shares (and such investor may be subjected to potential losses between that Fund Share price and the Fund's NAV at the commencement of the Outcome Period). Further, because the FLEX Options are designed to produce returns that match the price return of the Underlying ETF (subject to the Cap) on the last day of the Outcome Period, if an investor sells Fund Shares prior to the expiration date of the FLEX Options such investor may sell at a point where the Fund's performance does not match the performance of the Underlying ETF over the Outcome Period, and therefore may sell at a point where the Fund has underperformed the Underlying ETF.

Cash Holdings Risk. The Fund may invest in cash and cash equivalents for indefinite periods of time when the Fund's investment adviser determines the prevailing market environment warrants doing so. When the Fund holds cash positions, it may lose opportunities to participate in market appreciation, which may result in lower returns than if the Fund had remained fully invested in the market. Furthermore, cash and cash equivalents may generate minimal or no income and could negatively impact the Fund's performance and ability to achieve its investment objective.

Clearing Member Default Risk. Transactions in some types of derivatives, including FLEX Options, are required to be centrally cleared ("cleared derivatives"). In a transaction involving cleared derivatives, the Fund's counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house ("clearing members") can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member's individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its FLEX Options may, in certain circumstances, be used to satisfy losses of other clients of the Fund's clearing member. In addition, although clearing members guarantee performance of their clients' obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member's bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund's behalf, which heightens the risks associated with a clearing member's default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund's ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund's behalf, the Fund may be unable to effectively implement its investment strategy.

Correlation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods, consistent with the Fund's valuation policy. Because a component of the FLEX option's value will be affected by, among other things, changes in the Underlying ETF's share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF's share price and the remaining time until the FLEX Options expire, the value of the

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Fund's FLEX Options positions is not anticipated to increase or decrease at the same rate as the Underlying ETF's share price, and it is possible they may move in different directions, and as a result, the Fund's NAV may not increase or decrease at the same rate as the Underlying ETF's share price. The Fund's strategy is designed to produce the outcomes upon the expiration of the FLEX Options on the last business day of the Outcome Period, and it should not be expected that the outcomes will be provided at any point other than the end of the Outcome Period.

Costs of Buying and Selling Fund Shares. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

Derivatives Risk. Derivatives are instruments, such as futures and forward foreign currency contracts, whose value is derived from that of other assets, rates or indices. Derivatives may be more volatile than other investments and may magnify the Fund's gains or losses. Successful use of derivatives depends upon the level to which prices of the underlying assets correlate with price movements in the derivatives the Fund buys or sells. The Fund could be negatively affected if the change in market value of its securities fails to correlate with the value of derivatives it purchased or sold. The potential lack of a liquid market for a derivative may prevent the Fund from closing its derivatives positions to limit losses or realize profits. Derivatives may be purchased for a fraction of their value and small price movements may result in an immediate and substantial loss to the Fund. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. In addition, derivative instruments are subject to counterparty risk, meaning that the party with whom the Fund enters into the derivatives transaction (e.g., the clearinghouse or the broker holding the Fund's position for a futures contract or the counterparty for a forward contract) may experience a significant credit event and/or may be unwilling or unable to make timely settlement payments or otherwise honor its obligations. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.

Equity Securities Risk. Equity investments are subject to greater fluctuations in market value than other asset classes as a result of such factors as a company's business performance, investor perceptions, stock market trends and general economic conditions.

FLEX Options Risk. Trading FLEX Options involves risks different from, or possibly greater than, the risks associated with investing directly in securities. The Fund may not experience substantial upside participation from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund's FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund Shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund's FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund's Shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection may impact the value of the Fund and whether the Fund can satisfy its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment. The trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.

The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The FLEX Options are also subject to correlation risk, meaning the value of the FLEX Options does not increase or decrease at the same rate as the Underlying ETF (although they generally move in the same direction) or its underlying securities. The value of the FLEX Options prior to the expiration date may vary because of factors other than the value of the

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Additional Information About Investment Strategies and Related Risks

Underlying ETF, such as interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, a change in the actual and perceived volatility of the stock market and the Underlying ETF and the remaining time to expiration. FLEX Option prices may also be highly volatile and may fluctuate substantially during a short period of time. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options becomes more difficult and the judgment of the Fund's investment adviser (employing the fair value procedures approved by the Board of Trustees of the Trust) may play a greater role in the valuation of the Fund's holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value. Under those circumstances, the value of the FLEX Options will require more reliance on the investment adviser's judgment than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value paid for shares of the Fund.

Investment Timing Risk. An investor who purchases Fund Shares other than on the first day of the options package and/or sells Fund Shares before the options package expires may not experience the 100% downside protection or upside participation in the Underlying ETF. The Fund's downside protection and upside participation of the Underlying ETF may only be available for investors who hold Fund Shares throughout the complete term of the options package. An investor can expect their Fund Shares to move generally in the same direction as the Underlying ETF during the one-year options package. However, Fund Shares may not experience the same price movement as the price movement of the Underlying ETF. During the duration of the option package, there may be periods of significant disparity between the Fund's NAV and the Underlying ETF's price performance. For example, if an investor purchases Fund Shares during an options package period at a time when the Underlying ETF's share price has increased from its price at the beginning of the options package period, the investor may not be 100% protected against Underlying ETF downside losses. In addition, if an investor purchases Fund Shares during an options package period at a time when the Underlying ETF's share price has increased from its price at the beginning of the options package period, that investor's cap will essentially be decreased from the stated Cap by the amount of the increase in the Underlying ETF's value.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

Liquidity Risk — FLEX Options. In the event that trading in the underlying FLEX Options is limited or absent, the value of the Fund's FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities, including certain non-customized option contracts. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. Additionally, the liquidation of a large number of FLEX Options may more significantly impact the price in a less liquid market. Further, the Fund requires a sufficient number of participants to facilitate the purchase and sale of options on an exchange to provide liquidity to the Fund for its FLEX Option positions. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund's net asset value and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of the Fund Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund's portfolio securities and the Fund's market price. This reduced effectiveness could result in Fund Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Fund Shares.

Market Risk. The risk that the securities markets will increase or decrease in value is considered market risk and applies to any security. If there is a general decline in the stock or fixed-income market, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests.

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Additional Information About Investment Strategies and Related Risks

New Fund Risk. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

Non-Diversification Risk. The Fund is classified as "non-diversified" under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Options Risk. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Fund's ability to utilize options successfully will depend on Calamos Advisors' ability to predict pertinent market movements, which cannot be assured.

The Fund's ability to close out its position as a purchaser or seller of an Options Clearing Corporation or exchange-listed put or call option is dependent, in part, upon the liquidity of the options market. If the Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option to realize any profit or the option would expire and become worthless. If the Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security until the option expired. As the writer of a covered call option on a security, the Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call. The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets until the next trading day.

Unless the parties provide for it, there is no central clearing or guaranty function in an over-the-counter option. As a result, if the counterparty fails to make or take delivery of the security or other instrument underlying an over-the-counter option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such counterparty or any guarantor or credit enhancement of the counterparty's credit to determine the likelihood that the terms of the over-the-counter option will be satisfied.

The Fund may also purchase or write over-the-counter put or call options, which involves risks different from, and possibly greater than, the risks associated with exchange-listed put or call options. In some instances, over-the-counter put or call options may expose the Fund to the risk that a counterparty may be unable or unwilling to perform according to a contract, and that any deterioration in a counterparty's creditworthiness could adversely affect the instrument. In addition, the Fund may be exposed to a risk that losses may exceed the amount originally invested.

Premium-Discount Risk. The Fund's Shares may trade above or below their NAV. The market prices of Fund Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Fund Shares on the Exchange. The trading price of Fund Shares may deviate significantly from NAV during periods of market volatility.

Secondary Market Trading Risk. Investors buying or selling Fund Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund Shares. Although the Fund's Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Fund Shares on the Exchange may be halted.

Sector Risk. To the extent the Underlying ETF invests a significant portion of its assets in a particular sector, a greater portion of the Fund's performance may be affected by the general business and economic conditions affecting that sector. Each sector may share economic risk with the broader market, however there may be economic risks specific to each sector. As a result, returns from those sectors may trail returns from the overall stock market and it is possible that the Underlying ETF may underperform the broader market.

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Additional Information About Investment Strategies and Related Risks

Small-Capitalization Companies Risk. Compared to mid- and large- capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments. In addition, the securities of small-capitalization companies may be more volatile and less liquid than those of mid- and large-capitalization companies.

Tax Risk. The Fund has elected and intends to qualify each year to be treated as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The federal income tax treatment of the securities in which the Fund may invest, including the Fund's option strategy, may not be clear or may be subject to recharacterization by the Internal Revenue Service. It could be more difficult to comply with the tax requirements applicable to RICs if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the Internal Revenue Service. Any such failure to comply with the rules applicable to RICs could cause the Fund to fail to qualify as such. To qualify and maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published Internal Revenue Service guidance or case law on how to determine the "issuer" of certain derivatives that the Fund will enter into. Based upon the language in the legislative history, the Fund intends to treat the issuer of an equity option as the referenced asset and to treat any income it may derive from an equity option as "qualifying income" under the provisions of the Code applicable to RICs. In the case of FLEX Options, assuming the referenced asset qualifies as a RIC, treating the issuer as the referenced asset would allow the Fund to count the FLEX Options as automatically diversified investments under the RIC diversification requirements. If the income is not qualifying income or the issuer of equity options, including FLEX Options, is not appropriately the referenced asset, the Fund may not qualify, or may be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund's taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

The Fund's investments in offsetting positions with respect to the Underlying ETF may affect the character of gains or losses realized by the Fund under the Code's "straddle" rules and may increase the amount of short-term capital gain realized by the Fund. Certain options the Fund holds may not qualify as "Section 1256 contracts" under Section 1256 of the Code, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

There is a risk that if the offsetting FLEX Options are held by a single person that the IRS may take the position that the FLEX Options, viewed together, should be treated as a single debt instrument for federal tax purposes. The result of such a position would be that the Fund would fail the RIC diversification tests causing the RIC to be taxed as a C corporation, unless certain cure rights based upon reasonable cause may apply. The Fund has obtained an opinion of tax counsel that the FLEX Options should not be collapsed into a single instrument. However, such an opinion is not binding upon the IRS or the courts.

Trading Issues Risk. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange's "circuit breaker" rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund's assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.

Underlying ETF Risk. The Fund invests in FLEX Options that reference an ETF, which subjects the Fund to certain of the risks of owning shares of an ETF as well as the types of instruments in which the Underlying ETF invests. The value of an ETF will fluctuate over time based on fluctuations in the values of the securities held by the ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. In addition, ETFs are subject to absence of an active market risk, premium/discount risk, tracking error risk and trading issues risk. Brokerage, tax and other expenses may negatively impact the performance of the Underlying ETF and, in turn, the value of the Fund's shares. An ETF that tracks an index may not exactly match the performance of the index due to cash drag, differences between the portfolio of the ETF and the components of the index, expenses and other factors.

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Additional Information About Investment Strategies and Related Risks

Valuation Risk. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options and/or LEAPS Options may become more difficult. In market environments where there is reduced availability of reliable objective pricing data, the judgment of Calamos Advisors in determining the fair value of the security may play a greater role. While such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.

The following are non-principal risks that generally apply to the Fund:

Cybersecurity Risk. Investment companies, such as the Fund, and their service providers are exposed to operational and information security risks resulting from cyberattacks, which may result in financial losses to the Fund and its shareholders. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, "ransomware" that renders systems inoperable until ransom is paid, the unauthorized release of confidential information, or various other forms of cybersecurity breaches. Cyber-attacks affecting the Fund, Calamos Advisors, custodian, transfer agent, distributor, market maker, authorized participants, administrator, intermediaries, trading counterparties, and other third-party service providers may adversely impact the Fund or the companies in which the Fund invests, causing the Fund's investments to lose value or to prevent a shareholder redemption or purchase from clearing in a timely manner. The use of artificial intelligence could exacerbate these risks.

Investment Management Risk. Whether the Fund achieves its investment objective(s) is significantly impacted by whether the Adviser is able to choose suitable investments for the Fund.

Market Disruption Risk. Certain events have a disruptive effect on securities markets, including but not limited to, terrorist attacks, war and other geopolitical events or catastrophes. The Adviser cannot predict the effect of similar events in the future on the U.S. or foreign economies. Certain securities such as high yield and equity securities tend to be impacted more by these events than other types of securities in terms of price and volatility.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund's ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Recent Market Events. Since the 2008 financial crisis, financial markets throughout the world have experienced periods of increased volatility, depressed valuations, decreased liquidity and heightened uncertainty and turmoil. This turmoil resulted in unusual and extreme volatility in the equity and debt markets, in the prices of individual securities and in the world economy. Events that have contributed to these market conditions include, but are not limited to, major cybersecurity events, geopolitical events (such as wars, terror attacks, natural or environmental disasters, country instability, and public health emergencies), measures to address budget deficits, downgrading of sovereign debt, dramatic changes in currency exchange rates, and public sentiment.

In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time. Economic, financial or political events, trading and tariff arrangements, terrorism, natural disasters, rapid technological developments, such as artificial intelligence, and other circumstances in one country or region could have profound impacts on global economies or markets. Widespread disease and virus epidemics and pandemics, such as the coronavirus outbreak, could likewise be highly disruptive, adversely affecting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments.

Portfolio security holdings disclosure

A description of the Fund's policies and procedures in connection with the disclosure of portfolio security holdings of the Fund are available in the SAI and on the Fund's website, www.calamos.com.

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Fund Facts

Who manages the Fund?

Investment Adviser

The Fund is advised by Calamos Advisors LLC ("Calamos Advisors" or the "Advisor"), 2020 Calamos Court, Naperville, Illinois 60563. Calamos Advisors, an investment adviser registered with the SEC effective May 29, 1987, is a wholly owned subsidiary of Calamos Investments LLC ("CILLC"). CILLC's assets under management as of December 31, 2024, were $40 billion ($38 billion of which represented Calamos Advisors' assets under management). Calamos Asset Management, Inc. ("CAM") is the sole manager of CILLC. As of July 31, 2025, approximately 22.4% of the outstanding interests of CILLC was owned by CAM, 77.72% by Calamos Partners LLC ("CPL"), and 0.04% by Calamos Equity Partners LLC ("CEP"). CAM is owned by John P. Calamos, Sr. and John S. Koudounis. CPL is owned by Calamos Family Partners, Inc. ("CFP") and John S. Koudounis. CFP is beneficially owned by members of the Calamos family, including John P. Calamos, Sr. CEP is owned by John S. Koudounis and Daniel L. Dufresne.

Subject to the overall authority of the Board of Trustees, Calamos Advisors provides continuous investment supervision and management to the Fund under a management agreement and also furnishes office space, equipment and management personnel. For these services, the Fund pays Calamos Advisors a fee based on its average daily net assets, which is accrued daily and paid on a quarterly basis. The Fund will pay fees (before any reimbursement) under the management agreement in the following amounts as a percentage of its average net assets:

ETF	FEES
Calamos Russell 2000® Structured Alt Protection ETF® — July	0.69%

Out of this management fee, Calamos Advisors pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other service and license fees, except for distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, acquired fund fees and expenses, brokerage commissions and other expenses connected with the execution of portfolio transactions, taxes, interest, and extraordinary expenses.

At a meeting held on June 24, 2025, the Board of Trustees approved the Investment Management Agreement for the Fund. A discussion regarding the basis for the Board's approval of the Investment Management Agreement on behalf of the Fund is included in the Fund's Form N-CSR for the fiscal year ended July 31, 2025.

Portfolio Managers

David O'Donohue. David O'Donohue joined Calamos Advisors in August 2014 and has been a Sr. Co-Portfolio manager (since February 2024) and Co-Head of Alternative Strategies (since July 2024) and was a Co-Portfolio Manager from September 2015 through January 2024. Between March 2013 and August 2014, he was a Trader at Forty4 Asset Management LLC/Hard8 Futures LLC. Prior thereto, Mr. O'Donohue was a Portfolio Manager at Chicago Fundamental Investment Partners LLC from February 2009 to November 2012.

Jimmy Young. Jimmy Young joined Calamos Advisors in June 2003 and has been a Co-Portfolio Manager since February 2019. Between February 2018 and February 2019, he was an Assistant Portfolio Manager. Prior thereto, he was a senior strategy analyst from September 2015 to February 2018. Between July 2013 and August 2015, he was a strategy analyst.

Eli Pars. Eli Pars joined Calamos Advisors in May 2013 and has been Co-CIO, Co-Head of Alternative Strategies (since July 2024; previously served as Head of Alternative Strategies from September 2015 to June 2024) and Co-Head of Convertible Strategies, as well as a Senior Co-Portfolio Manager since September 2015. Between May 2013 and September 2015, he was a Co-Portfolio Manager. Previously, he was a Portfolio Manager at Chicago Fundamental Investment Partners from February 2009 until November 2012.

Jason Hill. Jason Hill joined Calamos Advisors in March 2004 and has been a Sr. Co-Portfolio Manager since February 2024 and was a Co-Portfolio Manager from June 2014 through January 2024. Between August 2013 and June 2014, he was a Senior Strategy Analyst. Previously, he was a Portfolio Administrator.

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Fund Facts

Anthony Vecchiolla. Anthony Vecchiolla joined Calamos Advisors in May 2014 and since February 2023 has been Co-Portfolio Manager. Previously, he was Research Associate from May 2014 to August 2015, Research Analyst from September 2015 to February 2020, Senior Research Analyst from February 2020 to February 2021, and Assistant Portfolio Manager from February 2021 to January 2023.

Jordan Rosenfeld. Jordan Rosenfeld joined Calamos Advisors in April 2025 and is a Co-Portfolio Manager. Between June 2018 to March 2025, Mr. Rosenfeld was a Senior Director and Portfolio Manager at Milliman, where he was responsible for managing derivatives strategies in exchange-traded funds, mutual funds, and unit investment trusts. Previously, he was a Trader at Gelber Group from January 2016 to December 2017.

The Fund's SAI provides additional information about each portfolio manager, including other accounts they manage, their ownership in the Calamos Family of Funds and their compensation.

Management Approach

Calamos Advisors employs a "team of teams" approach to portfolio management, led by the Global CIO and our CIO team consisting of 5 Co-CIOs with specialized areas of investment expertise. The Global CIO and Co-CIO team are responsible for oversight of investment team resources, investment processes, performance and risk. As heads of investment verticals, Co-CIOs manage investment team members and, along with Co-Portfolio Managers and Associate Portfolio Managers, have day-to-day portfolio oversight and construction responsibilities of their respective investment strategies. While investment research professionals within each Co-CIO's team are assigned specific strategy responsibilities, they also provide support to other investment team verticals, creating deeper insights across a wider range of investment strategies. The combination of specialized investment teams with cross-team collaboration results in what we call our team of teams approach.

This team of teams approach is further reflected in the composition of Calamos Advisors' Investment Committee, made up of the Global CIO, the Co-CIO team, and the Global Head of Trading. Other members of the investment team participate in Investment Committee meetings in connection with specific investment related issues or topics as deemed appropriate.

The structure and composition of the Investment Committee results in a number of benefits, as it:

•  Leads to broader perspective on investment decisions: multiple viewpoints and areas of expertise feed into consensus;

•  Promotes collaboration between teams; and

•  Functions as a think tank with the goal of identifying ways to outperform the market on a risk-adjusted basis.

The objectives of the Investment Committee are to:

•  Form the firm's top-down macro view, market direction, asset allocation, and sector/country positioning.

•  Establish firm-wide secular and cyclical themes for review.

•  Review firm-wide and portfolio risk metrics, recommending changes where appropriate.

•  Review firm-wide, portfolio and individual security liquidity constraints.

•  Evaluate firm-wide and portfolio investment performance.

•  Evaluate firm-wide and portfolio hedging policies and execution.

•  Evaluate enhancements to the overall investment process.

How to Buy and Sell Shares

Fund Shares are listed for secondary trading on the Exchange under the symbol CPRJ and individual Fund Shares may only be purchased and sold in the secondary market through a broker-dealer. The Exchange and secondary markets are closed on weekends and also are generally closed on the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Exchange may close early on the business day before certain holidays and on the day after Thanksgiving Day. Exchange holiday schedules are subject to change without notice. If you buy or sell Fund Shares in the secondary market, you will pay the secondary market price for Fund Shares. In addition, you may incur customary brokerage commissions and charges and may

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Fund Facts

pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

The trading prices of Fund Shares will fluctuate continuously throughout trading hours based on market supply and demand rather than the relevant Fund's net asset value, which is calculated at the end of each business day.

Fund Shares will trade on the Exchange at prices that may be above (i.e., at a premium) or below (i.e., at a discount), to varying degrees, the daily net asset value of Fund Shares. The trading prices of Fund Shares may deviate significantly from the Fund's net asset value during periods of market volatility. Given, however, that Fund Shares can be issued and redeemed daily in Creation Units, the Adviser believes that large discounts and premiums to net asset value should not be sustained over long periods.

Authorized Participants may acquire shares directly from the Fund, and Authorized Participants may tender their shares for redemption directly to the Fund, at NAV per share only in Creation Units. Purchases and redemptions directly with the Fund must follow the Fund's procedures, which are described in the SAI.

The Fund may liquidate and terminate at any time without shareholder approval.

Book Entry

Fund Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding Shares of the Fund and is recognized as the owner of all Shares for all purposes.

Investors owning Fund Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Fund Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Fund Shares, you are not entitled to receive physical delivery of stock certificates or to have Fund Shares registered in your name, and you are not considered a registered owner of Fund Shares. Therefore, to exercise any right as an owner of Fund Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or "street name" form.

Fund Share Trading Prices

The trading prices of Shares of the Fund on the Exchange may differ from the Fund's daily NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of Shares of the Fund.

The approximate value of Shares of the Fund, an amount representing on a per share basis the sum of the current market price of the cash or securities, as applicable, accepted by the Fund in exchange for Shares of the Fund and an estimated cash component, if any, is disseminated every 15 seconds throughout the trading day through the facilities of the Consolidated Tape Association. This approximate value should not be viewed as a "real-time" update of the NAV per Share of the Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The Fund is not involved in, or responsible for, the calculation or dissemination of the approximate value of the Fund Shares and the Fund does not make any warranty as to its accuracy.

Frequent Purchases and Redemptions of Fund Shares

Shares of the Fund may be purchased and redeemed directly from the Fund only in Creation Units by Authorized Participants. The vast majority of trading in Shares of the Fund occurs on the secondary market, and does not involve the Fund directly. In-kind purchases and redemptions of Creation Units by Authorized Participants and cash trades on the secondary market are unlikely to cause many of the harmful effects of frequent purchases and/or redemptions of Fund Shares. Cash purchases and/or redemptions of Creation Units, however, can result in disruption of portfolio management, dilution to the Fund and increased transaction costs, which could negatively impact the Fund's ability to achieve its investment objective, and may lead to the realization of capital gains. These consequences may increase as the frequency of cash purchases and redemptions of Creation Units by Authorized Participants increases. However, direct trading by Authorized Participants is critical to ensuring that Fund Shares trade at or close to NAV.

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Fund Facts

The Fund imposes no restrictions on the frequency of purchases and redemptions ("market timing"). To minimize these potential consequences of frequent purchases and redemptions of Fund Shares, the Fund employs fair valuation pricing, and imposes transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs the Fund incurs in effecting trades. In addition, the Adviser monitors trades by Authorized Participants for patterns of abusive trading and the Fund reserves the right to not accept orders from Authorized Participants that the Adviser has determined may be disruptive to the management of the Fund, or otherwise are not in the best interests of the Fund. For these reasons, the Board has not adopted policies and procedures with respect to frequent purchases and redemptions of Fund Shares. The Trust's policies and procedures regarding frequent purchases and redemptions may be modified by the Board of Trustees at any time.

The Trust's policies and procedures prohibit the practice of any officer or employee of the Trust, a Trust investment adviser (including any sub-adviser), the distributor, custodian, or transfer agent, or other affiliated person of the Trust placing orders to purchase or redeem shares of a series of the Trust after the designated time as of which the Fund calculates its NAV (i.e., "late trading").

Distribution and Service Plan

The Fund has adopted a distribution and service plan ("Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services ("Service Providers"). If a Service Provider provides such services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Fund, however, and there are no current plans to impose these fees. In the event Rule 12b-1 fees are charged, over time they would increase the cost of an investment in the Fund because they would be paid on an ongoing basis.

Fund Website and Disclosure of Portfolio Holdings

The Trust maintains a website for the Fund at www.calamos.com. Among other things, this website includes this Prospectus and the SAI, and will include the Fund's holdings, the Fund's last annual and semi-annual reports (when available), pricing information about Fund Shares trading on the Exchange, daily NAV calculations and a historical comparison of the trading prices to NAV.

Each day the Fund is open for business, the Trust publicly disseminates the Fund's full portfolio holdings as of the close of the previous day through its website at www.calamos.com. A description of the Trust's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the Fund's SAI.

Dividends, Other Distributions and Taxes

Fund Distributions

The Fund distributes its net realized capital gains, if any, to shareholders annually. Ordinarily, dividends from net investment income, if any, are declared and paid at least annually by the Fund.

Distributions in cash may be reinvested automatically in additional whole Fund Shares only if the broker through whom you purchased Fund Shares makes such option available. The Fund realizes capital gains or losses whenever it sells securities. Net long-term capital gains are distributed to shareholders as "capital gain dividends."

Brokers may make available to their customers who own Fund Shares the DTC book-entry dividend reinvestment service. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require Fund shareholders to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and net realized gains will be automatically reinvested in additional whole Fund Shares of the Fund purchased in the secondary market. Without this service, investors would receive their distributions in cash.

Taxes

As with any investment, you should consider how your investment in Fund Shares will be taxed. The tax information in this prospectus is provided only as general information. This section is current as of the date of this prospectus. Tax laws and

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Fund Facts

interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. However, with respect to certain tax issues, the summaries describe the general tax treatment of certain distributions made to corporations and non-U.S. persons. In addition, this section does not describe your state, local or non-U.S. tax consequences. You should consult your own tax advisor about the tax consequences of an investment in Fund Shares.

Fund distributions to you and the sale or redemption of your Fund Shares will have tax consequences to you. Such consequences may be different if you hold your Fund Shares through a tax-exempt entity or tax-advantaged retirement account, such as an individual retirement account or 401(k) plan.

The Fund has elected to be treated, and intends to qualify each year, as a regulated investment company (a "RIC") under the Code. As a RIC, the Fund is generally not subject to corporate-level U.S. federal income tax on any net ordinary income or capital gains that are timely distributed to shareholders. However, the Fund's failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in corporate-level taxation and, consequently, a reduction in amounts available for distribution to shareholders.

The Fund may enter into option agreements with the same counterparty but has taken the position that the option agreements are separate agreements. Under general tax principles, the Fund would not accrue income on separate option agreements during the term of the agreements. However, if the agreements are treated as one agreement, the Fund might be required to accrue income and make annual distributions of income. If the Fund is required to accrue income, but does not distribute the income to shareholders, the Fund may fail to qualify as a RIC. In addition, if the agreements are treated as one agreement, the Fund may fail either or both of the RIC income and diversification tests.

For purposes of the diversification tests, the identification of the issuer (or, in some cases, issuers) of a particular investment can depend on the terms and conditions of such investment. In particular, there is no published Internal Revenue Service guidance or case law on how to determine the "issuer" of various derivatives that the Fund may enter into. Therefore, there is a risk that the Fund will not meet the Code's diversification requirements and will not qualify, or will be disqualified, as a RIC.

Taxes on Distributions

Distributions by the Fund generally are taxable to you as ordinary income or capital gains. Distributions are subject to federal income tax, whether received in cash or reinvested in additional Fund Shares or shares of another fund, and may be subject to state or local taxes. Distributions of the Fund's "investment company taxable income" generally will be taxable as ordinary income to the extent of the Fund's current or accumulated earnings and profits. Notwithstanding the foregoing, distributions that are attributable to "qualified dividends" received by the Fund may be eligible to be taxed at long-term capital gains rates, as long as the Fund and the shareholder meet certain holding period requirements. It is not anticipated that the Fund will have qualified dividend income.

Distributions of the Fund's net capital gain that are properly reported by the Fund as "capital gain dividends" will generally be taxable to you as long-term capital gains, currently at a maximum rate of 20%, regardless of your holding period in the Fund's Shares. The Fund's option strategy is likely to reduce the amount of dividends that might otherwise qualify as capital gains dividends. Distributions in excess of the Fund's current and accumulated earnings and profits first will reduce your adjusted tax basis in your Fund Shares and, after the adjusted basis is reduced to zero, will constitute capital gain. Such capital gain will be long-term capital gain and thus, will be taxed at a maximum rate of 20%, if the distributions are attributable to Fund Shares that you have held for more than one year.

Certain non-corporate taxpayers will also be subject to a 3.8% U.S. federal Medicare contribution tax with respect to the lesser of (1) their "net investment income" or (2) the excess of their "modified adjusted gross income" over a threshold amount ($200,000 for single taxpayers and $250,000 for taxpayers who are married and filing jointly).

Corporate shareholders of the Fund are generally eligible for a dividends-received deduction with respect to ordinary income dividends (but not capital gain dividends) properly designated as eligible for such deduction by the Fund, as long as the Fund and the corporate shareholder meet certain holding period and other requirements. It is not anticipated that the Fund will make distributions eligible for the dividend-received deduction.

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Fund Facts

Under a dividend reinvestment service, you may have the option to have all cash distributions automatically reinvested in additional Fund Shares. Any distributions reinvested under such a service will nevertheless be taxable to you as described above.

You will have an adjusted basis in the additional Fund Shares purchased through such a reinvestment service equal to the amount of the reinvested distribution plus the amount of any fees charged for the transaction. The additional Fund Shares will have a holding period commencing on the day following the day on which they are credited to your account.

A distribution will reduce the Fund's NAV per Share and generally will be taxable to you as ordinary income or capital gain even if it is paid from income or gains earned by the Fund before you invested in the Fund. From an investment standpoint, such a distribution constitutes a return of capital. However, from a tax standpoint, it constitutes taxable income. In general, distributions are subject to federal income tax as of the date of payment. However, distributions paid in January will be treated as paid on December 31 of the prior year if they were declared and payable to shareholders of record on a date in October, November or December of the prior year.

The Fund's transactions in derivatives, as well as any of its hedging, short sale, securities loan or similar transactions may be subject to one or more special tax rules. These rules may affect whether gains and losses recognized by the Fund are treated as ordinary or capital, accelerate the recognition of income or gains to the Fund, defer losses to the Fund, and cause adjustments in the holding periods of the Fund's securities, thereby affecting whether capital gains and losses are treated as short-term or long-term. These rules could therefore affect the amount, timing and/or character of distributions to shareholders and thus taxes payable by shareholders.

The FLEX Options included in the Fund's portfolio are exchange-traded options. Under Section 1256 of the Code, certain types of exchange-traded options are treated as if they were sold (i.e., "marked to market") at the end of each year. The Fund does not believe that some of the positions in FLEX Options held by the Fund will be subject to Section 1256, which means that the positions will not be marked to market, but the positions will be subject to the straddle rules.

The straddle rules may affect the character of gains (or losses) realized by the Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that the Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

The tax consequences of straddle transactions to the Fund are not entirely clear in all situations under currently available authority. The straddle rules may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to U.S. shareholders in a non-liquidating distribution. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, if the Fund makes a non-liquidating distribution of its short-term capital gain, the amount which must be distributed to U.S. shareholders as ordinary income may be increased substantially as compared to the Fund that did not engage in such transactions.

You may be subject to federal back-up withholding tax, if you do not provide the Fund with a taxpayer identification number (for an individual, a social security number) and make other required certifications, or the Internal Revenue Service informs the Fund that your tax identification number is incorrect. Backup withholding is not an additional tax. You may claim the amount withheld as a credit on your federal income tax return, provided you furnish the appropriate information to the Internal Revenue Service.

Taxes When Shares are Sold

Any capital gain or loss realized upon a sale of Fund Shares is generally treated as long-term capital gain or loss if you have held the Fund Shares for more than one year and as short-term capital gain or loss if you have held the Fund Shares for one year or less. The ability to deduct capital losses realized on a sale of Fund Shares may be limited.

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Fund Facts

Taxes on Purchase and Redemption of Creation Units

An Authorized Participant that exchanges equity securities for Creation Units will generally recognize a gain or a loss on the exchange. Any such gain or loss will be equal to the difference between the market value of the Creation Units at the time of the exchange, plus (or minus) the cash amount received (or paid), and such Authorized Participant's aggregate basis in the securities surrendered. A person who redeems Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the aggregate market value of the securities received plus (or minus) any cash received (or paid), and such person's basis in the Creation Units redeemed. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in the Authorized Participant's economic position with respect to such Creation Units. Persons exchanging securities should consult their own tax advisor with respect to the applicability of the wash sale rules and the availability and timing of a deduction for any loss. In addition, when a regulated investment company redeems a shareholder in kind, the regulated investment company generally is not required to recognize taxable gains in respect of the portfolio securities it distributes to the redeeming shareholder. However, the Fund may be required to recognize taxable gain on the distribution of certain securities, and the Internal Revenue Service may assert that the Fund must recognize taxable gain in respect of certain other securities that the Fund distributes to a shareholder in exchange for Creation Units, which may increase the amount of taxable gains that the Fund would otherwise be required to distribute in order to maintain its qualification as a regulated investment company and avoid the Fund-level tax.

Any capital gain or loss realized upon a redemption of Creation Units is generally treated as long-term capital gain or loss if the Creation Units have been held for more than one year and as short-term capital gain or loss if the Creation Units have been held for one year or less. If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Fund Shares you purchased or sold and at what price.

Authorized Participants that are dealers may be subject to special tax rules and should consult their own tax advisors regarding the tax consequences of purchasing and redeeming Creation Units in their capacity as dealers.

Treatment of Fund Expenses

Expenses incurred and deducted by the Fund will generally not be treated as income taxable to you.

Non-U.S. Investors

If you are a non-U.S. investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you should be aware that, generally, subject to applicable tax treaties, distributions from the Fund will be characterized as dividends for U.S. federal income tax purposes (other than dividends which the Fund properly reports as capital gain dividends) and will be subject to U.S. federal income taxes, including withholding taxes, subject to certain exceptions described below. However, distributions received by a non-U.S. investor from the Fund that are properly reported by the Fund as capital gain dividends may not be subject to U.S. federal income taxes, including withholding taxes, provided that the Fund makes certain elections and certain other conditions are met. The Fund's option strategy is likely to reduce the amount of distributions otherwise eligible to be capital gains dividends.

Distributions may be subject to a U.S. withholding tax of 30% in the case of distributions to (i) certain non-U.S. financial institutions that have not entered into an agreement with the U.S. Treasury to collect and disclose certain information and are not resident in a jurisdiction that has entered into such an agreement with the U.S. Treasury and (ii) certain other non-U.S. entities that do not provide certain certifications and information about the entity's U.S. owners. The Internal Revenue Service and the Department of Treasury have issued proposed regulations providing that these withholding rules will not be applicable to the gross proceeds of share redemptions or capital gains dividends that the Fund pays.

Other Tax Matters

The foregoing is only a summary of certain federal income tax considerations of investing in the Fund under current law, which is subject to change in the future. Shareholders who are not U.S. persons within the meaning of the Code, such as non-resident aliens, foreign trusts or estates, or foreign corporations or partnerships may be subject to different U.S. federal income tax treatment.

CALAMOS RUSSELL 2000® STRUCTURED ALT PROTECTION ETF® — JULY
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Fund Facts

You may also be subject to state and local taxes on distributions paid by the Fund, and sales and redemptions of Fund Shares. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific tax situation. More information about taxes can be found in the Fund's SAI.

Net Asset Value

The NAV of shares is determined at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on each day the New York Stock Exchange ("NYSE") is open. NAV is computed by determining the aggregate market value of all assets of the Fund, less its liabilities, divided by the total number of shares outstanding (assets-liabilities)/number of shares = NAV). The NYSE is closed on weekends and New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV takes into account the expenses and fees of the Fund, including management, administration, and distribution fees, which are accrued daily. The determination of NAV for the Fund for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received by the Fund (or an authorized broker or agent, or its authorized designee) before the close of trading on the NYSE on that day.

Generally, securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") National Market System for which market quotations are readily available shall be valued using the NASDAQ official closing price. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Futures, swaps and options contracts listed for trading on a futures or options exchange or board of trade for which market quotations are generally available are valued at the last quoted sale price, or, in the absence of a sale, at the mean of the last bid and ask price. Total return swaps on exchange-listed securities are valued at the last quoted sale price, or, in the absence of a sale, at the mean of the last bid and ask price.

Securities held by the Fund are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Board of Trustees ("Valuation Procedures"). If market quotations are not readily available, securities or other assets will be valued at their fair value as determined in good faith by the Adviser in accordance with procedures approved by the Board and evaluated by the Board as to the reliability of the fair value method used. In these cases, the Fund's NAV will reflect certain portfolio securities' fair values rather than their market prices. Fair value pricing involves subjective judgments, and it is possible that the fair value determined for a security or other asset may be materially different than the value that could be realized upon the sale of that security or other asset. The fair value prices can differ from market prices. The Board of Trustees has designated Calamos Advisors as "valuation designee" for the Fund. The valuation designee is responsible for determining the value of the Fund's investments. The designee may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to ensure the process produces reliable results.

The Fund may use independent pricing services to assist in calculating the value of the Fund's securities or other assets.

With respect to any portion of the Fund's assets that are invested in one or more open-end management investment companies registered under the 1940 Act, the Fund's net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

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Fund Facts

Fund Service Providers

State Street Bank and Trust Company ("State Street"), located at One Congress Street, Suite 1, Boston, Massachusetts 02114-2016 serves as the Fund's administrator, custodian, fund accounting and transfer agent.

Calamos Financial Services LLC ("CFS"), located at 2020 Calamos Court, Naperville, Illinois 60563 serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in Fund Shares.

Ropes & Gray LLP, located at 191 North Wacker Drive, 32nd Floor, Chicago, IL 60606, serves as legal counsel to the Trust.

Premium/Discount Information

Information showing the number of days the market price of the Fund Shares was greater (at a premium) and less (at a discount) than the Fund's NAV for the most recently completed calendar year, and the most recently completed calendar quarters since that year (or the life of the Fund, if shorter), is available at www.calamos.com.

Investments by Other Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including Fund Shares. The SEC adopted Rule 12d1-4 under the 1940 Act on November 19, 2020, which became effective January 19, 2021. The Fund is required to comply with the conditions of Rule 12d1-4, which allows, subject to certain conditions, the Fund to invest in other registered investment companies and other registered investment companies to invest in the Fund beyond the limits contained in Section 12(d)(1) of the 1940 Act.

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Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance during the periods indicated below. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's financial statements, are included in the SAI, which is available upon request.

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year were as follows:

	Year Ended July 31,	July 1, 2024• through July 31,
	2025	2024
Per share operating performance
Net asset value, beginning of year	$25.07	$24.36
Income from investment operations:
Net investment income (loss)(a)	(0.17)	(0.01)
Net realized and unrealized gain (loss)	0.94	0.72
Total from investment operations	0.77	0.71
Less distributions to common shareholders from:
Net investment income	—	—
Total distributions	—	—
Net asset value, end of year	$25.84	$25.07
Total return applicable to common shareholders
Total investment return based on:
Net asset value(b)	3.07%	2.91%
Ratios to average net assets applicable to common shareholders
Net expenses	0.69%	0.69	%(c)
Net investment income (loss)	(0.69%)	(0.68	%)(c)
Supplemental data
Net assets applicable to common shareholders, end of year (000)	$52,973	$55,777
Portfolio turnover rate(d)(e)	0%	0%

  •  Commencement of operations.

  (a)  Net investment income (loss) allocated based on average shares method.

  (b)  Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

  (c)  Annualized.

  (d)  Not annualized.

  (e)  Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

CALAMOS RUSSELL 2000® STRUCTURED ALT PROTECTION ETF® — JULY
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Other Information

Continuous Offering

The method by which Creation Units of Fund Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of Fund Shares are issued and sold by the Fund on an ongoing basis, a "distribution," as such term is used in the Securities Act of 1933, as amended (the "Securities Act"), may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirements and liability provisions of the Securities Act. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Fund Shares and sells the Fund Shares directly to customers or if it chooses to couple the creation of a supply of new Fund Shares with an active selling effort involving solicitation of secondary market demand for Fund Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in Fund Shares, whether or not participating in the distribution of Fund Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not "underwriters" but are participating in a distribution (as contrasted with engaging in ordinary secondary market transactions) and thus dealing with the Fund Shares that are part of an overallotment within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national exchange.

Disclaimer

The Calamos Russell 2000® Structured Alt Protection ETF® — July (the "Fund") has been developed solely by Calamos Advisors. The Fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the "LSE Group"). FTSE Russell is a trading name of certain of the LSE Group companies.

All rights in the Russell 2000® Index (the "Index") vest in the relevant LSE Group company which owns the Index. The Russell 2000® Index is a trademark(s) of the relevant LSE Group company and is used by any other LSE Group company under license.

The Index is calculated by or on behalf of FTSE International Limited, FTSE Fixed Income, LLC or its affiliate, agent or partner. The LSE Group does not accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the Fund. The LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Fund or the suitability of the Index for the purpose to which it is being put by Calamos Advisors.

Summary of Certain Provisions of the Second Amended and Restated Trust Instrument

The summary below is a synopsis of certain provisions contained in the Trust's Second Amended and Restated Trust Instrument (the "Trust Instrument"). Shareholders should refer to the Trust Instrument for further information. Defined terms have the meanings contained in the Trust Instrument.

Derivative Actions

The Second Amended and Restated Trust Instrument (the "Trust Instrument") requires, within Section 9 of Article IV, that before bringing any derivative action on behalf of the Fund, Shareholders must have made a written demand to the Board of Trustees requesting that they cause the Trust or affected Series or Class, as applicable, to file the action itself.

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Other Information

In order to warrant consideration, any such written demand must include at least the following:

(1)  a detailed description of the action or failure to act complained of and the facts upon which each such allegation is made;

(2)  a statement to the effect that the complaining Shareholders believe that they will fairly and adequately represent the interests of similarly situated Shareholders in enforcing the right of the Trust or the affected Series or Class, as applicable and an explanation of why the complaining Shareholders believe that to be the case;

(3)  a certification that the following requirements have been met, as well as information reasonably designed to allow the Trustees to verify that certification:

(a)  each complaining Shareholder was a Shareholder of the Trust or the affected Series or Class, as applicable, at the time of the action or failure to act complained of, or acquired the Shares afterwards by operation of law from a Person who was a Shareholder at that time; and

(b)  each complaining Shareholder was a Shareholder of the Trust or the affected Series or Class, as applicable, as of the time the demand required by Section 9 of Article IV was made; and

(4)  a certification that each complaining Shareholder will be a Shareholder of the Trust or the affected Series or Class, as applicable as of the commencement of the derivative action.

The Trust Instrument further provides that at least 10% of the Shareholders of the Trust or the affected Series or Class, as applicable, must join in bringing the derivative action. This provision does not apply to claims brought under the federal securities laws.

The Trust Instrument also provides that a copy of the derivative complaint must be served on the Trust, assuming the requirements described above have already been met and the derivative action has not been barred as further described in the Trust Instrument.

Forum and Waiver of Jury Trial

Section 10 of Article X of the Trust Instrument outlines which shareholder actions must be brought in state court and which must be brought in federal court. This section states in particular that, unless the Trust consents in writing to the selection of an alternative forum, the Federal District Courts of the United States of America shall be the sole and exclusive forum for the resolution of any complaint asserting a cause of action arising under any federal securities law. This provision may increase costs for a shareholder to bring a claim or may limit a shareholder's ability to bring a claim in a judicial forum that they find more convenient or favorable. While the enforceability of the exclusive forum provisions may be challenged, this section also provides that if any provisions of Section 10 shall be held to be invalid, illegal or unenforceable, the validity, legality and enforceability of the remaining portions will still apply.

Section 10 of Article X of the Trust Instrument also states that shareholders and all other such persons bringing any such suit, action, or proceeding in the Superior Court in the State of Delaware waive the right to a trial by jury to the fullest extent permitted by law.

CALAMOS RUSSELL 2000® STRUCTURED ALT PROTECTION ETF® — JULY
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For more detailed information on the Fund, several additional sources of information are available to you. The Fund's SAI, incorporated by reference into this prospectus, contains detailed information on the Fund's policies and operation. Additional information about the Fund's investments is available in the annual and semi-annual reports to shareholders and in Form N-CSR. In the Fund's annual reports, you will find a discussion of the market conditions and investment strategies that significantly impacted the Fund's performance during the last fiscal year. In Form N-CSR, you will find the Fund's annual and semi-annual financial statements. The Fund's most recent SAI, annual or semi-annual reports and certain other information are available free of charge by calling the Fund at (866) 363-9219, on the Fund's website at www.calamos.com or through your financial advisor. Shareholders may call the toll-free number above with any inquiries.

You may obtain this and other information regarding the Fund, including the SAI and Codes of Ethics adopted by the Adviser, Distributor and the Trust, directly from the SEC. Information on the SEC's website is free of charge. Visit the SEC's on-line EDGAR database at http://www.sec.gov. You may also request information regarding the Fund by sending a request (along with a duplication fee) to the SEC by sending an electronic request to publicinfo@sec.gov.

Calamos Russell 2000® Structured Alt Protection ETF® — July

2020 Calamos Court
Naperville, IL 60563-2787
866.363.9219

www.calamos.com

SEC File
#811-22887

CPRJSTAPRO 112825

Fund Name	Ticker	Exchange
Calamos Russell 2000® Structured Alt Protection ETF® — October	CPRO	NYSE Arca

Prospectus November 28, 2025

The fund listed above (the "Fund") is a series of the Calamos ETF Trust (the "Trust") and an exchange-traded fund ("ETF"). The Fund lists and principally trades its shares on the NYSE Arca, Inc. ("NYSE Arca" or the "Exchange").

The U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

As described in more detail in the Fund's summary, the Fund seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the iShares® Russell 2000® ETF ("Underlying ETF") up to a predetermined upside cap (the "Cap"), while protecting against 100% of the Underlying ETF's losses (before fees and expenses), over a period of approximately one-year (the "Outcome Period").

•  Upside Cap: A pre-determined upside return Cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Outcome Period. The Cap is determined before fees and expenses. The Cap is expected to change at the beginning of each new Outcome Period.

•  Capital Protection: Represents downside protection target equal to 100% of losses (before fees and expenses) of the Underlying ETF, over the Outcome Period. There is no guarantee the Fund will be successful in providing the sought-after downside protection.

•  Outcome Period: The approximate one-year period over which the Fund seeks to produce the Capital Protected Target Outcome. The current Outcome Period is from October 1, 2025 through September 30, 2026. The Fund will not terminate after the conclusion of the Outcome Period. After the conclusion of the Outcome Period, another will begin.

•  Together, the Upside Cap, Capital Protection, and Outcome Period makeup the "Capital Protected Target Outcome" (alternatively, the "Target Outcome").

•  The Target Outcome may not be achieved, and investors may lose some or all of their money. The Fund is designed to achieve the Target Outcome only if an investor buys on the first day of the Outcome Period and holds the Fund until the end of the Outcome Period.

•  If investors buy or sell on a date other than the start or end date of the Outcome Period, their returns will be different and they may incur losses in excess of the Capital Protection level (i.e., losses exceeding 0%) and they may not experience gains up to the Cap.

•  Investors considering purchasing shares after the beginning of the Outcome Period or considering selling their shares prior to the end of the Outcome Period should visit the Fund's website at www.calamos.com for important information and considerations regarding the Fund's potential outcomes.

•  In periods of extreme market volatility, or during market disruption events, the Fund's ability to offset investor losses via the Capital Protection or provide a return up to the stated upside Cap may be impaired.

•  The Fund will not terminate upon reaching the end of an Outcome Period. Rather, the Fund will rebalance, entering into a new set of options positions, thereby establishing a new Outcome Period, with a new Cap, and reset Capital Protection.

•  The Fund has characteristics unlike many traditional investment products and may not be suitable for all investors. The Fund is only appropriate for shareholders willing to bear losses, including some or all of their investment.

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Calamos Russell 2000® Structured Alt Protection ETF® — October

Investment Objective

Calamos Russell 2000® Structured Alt Protection ETF® — October (the "Fund") seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the iShares® Russell2000® ETF ("Underlying ETF") up to a cap of 7.86% (the "Cap"), while protecting against 100% of negative price return of the Underlying ETF (before fees and expenses), for the period from October 1, 2025 through September 30, 2026.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund ("Fund Shares"). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.69%
Distribution and/or Service Fees (12b-1)	0.00%
Other Expenses	0.00%
Total Annual Operating Expenses	0.69%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, whether you sell or hold your Fund Shares, would be:

You would pay the following expenses whether you sell or hold your Fund Shares at the end of the period:

One Year	Three Years	Five Years	Ten Years
$70	$221	$384	$859

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund ("ETF") that is designed to provide investors with the opportunity to benefit from increases in the Underlying ETF's share price up to the stated cap over a specified period of time of approximately one-year (the "Outcome Period"), while providing protection against decreases in the Underlying ETF's share price over the same Outcome Period (before taking fees and expenses into account).

Under normal market conditions, the Fund invests substantially all of its assets in FLexible EXchange Options ("FLEX Options") that reference the price performance of the iShares® Russell 2000® ETF (the "Underlying ETF"). FLEX Options are customized equity or index option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates.

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Calamos Russell 2000® Structured Alt Protection ETF® — October

The Underlying ETF is an exchange-traded fund that seeks to track the investment results of the Russell 2000® Index, which is a float-adjusted capitalization-weighted index of equity securities issued by the approximately 1,945 smallest issuers in the Russell 3000® Index. The Underlying ETF measures the performance of the small-capitalization sector of the U.S. equity market, as defined by FTSE Russell. The Underlying ETF is reconstituted on an annual basis. The Fund's performance does not reflect the payment of dividends by the Underlying ETF. See "The Underlying ETF" for more information.

The returns an investor will receive from an investment in the Fund have characteristics that are distinct from many other investment vehicles, including the Underlying ETF. It is important that you understand these characteristics before making an investment in the Fund.

The Fund uses FLEX Options to employ a capital protected target outcome strategy. Target outcome strategies seek to produce pre-determined investment outcomes based upon the performance of an underlying security or index. The pre-determined outcomes sought by the Fund, which include capital protection to absorb 100% of losses (before fees and expenses) in the Underlying ETF (the "Capital Protection") and upside participation to a stated cap of 7.86% (before fees and expenses) (the "Cap"), are based on the price performance of the Underlying ETF over an Outcome Period.

The outcomes the Fund seeks for investors that hold Fund Shares for an entire Outcome Period are as follows, though there can be no guarantee these results will be achieved:

•  If the Underlying ETF appreciates over the Outcome Period, the combination of FLEX Options held by the Fund seeks to provide upside participation matching that of the Underlying ETF, up to a cap that is determined at the start of the Outcome Period.

•  If the Underlying ETF decreases over the Outcome Period, the combination of FLEX Options held by the Fund seeks to provide protection against 100% of Underlying ETF losses, prior to taking into account the Fund's fees and expenses.

The Fund does not seek to provide capital protection against 100% of losses (before fees and expenses) of the Underlying ETF as of any time other than the end of the Outcome Period.

For the Outcome Period beginning on October 1, 2025 and ending on September 30, 2026, the Cap is 7.86% and the Capital Protection is 100%. When the Fund's fees and expenses are taken into account, the Cap is 7.17% and the Capital Protection is 99.31%. The Cap and Capital Protection will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee.

The current Outcome Period is from October 1, 2025 through September 30, 2026. The Fund will not terminate after the conclusion of the Outcome Period. After the conclusion of the Outcome Period, another will begin. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Outcome Period. This means that the Cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The capital protection will remain the same for each Outcome Period. The Capital Protection and Cap, and the Fund's value relative to each, should be considered before investing in the Fund. The Fund will be perpetually offered and not terminate after the current or any subsequent Outcome Period. Approximately one week prior to the end of an Outcome Period, the Fund's website will be updated to alert existing shareholders that the Outcome Period is approaching its conclusion and will disclose the anticipated Cap range for the next Outcome Period. See "Subsequent Outcome Periods" for more information.

Upon conclusion of the Outcome Period, the Fund will receive the cash value of all the FLEX Options it held for that Outcome Period. It will then invest in a new series of FLEX Options with an expiration date of approximately one year in the future, and a new Outcome Period will begin. Each FLEX Option's value is ultimately derived from the performance of the Underlying ETF's share price during that time. As the terms of the FLEX Options do not change during an Outcome Period, the outcomes, including the Cap and Capital Protection discussed below, will be measured to the Fund's net asset value ("NAV") on the first day of the Outcome Period.

The stated Cap and Capital Protection may only be realized by investors who continuously hold Fund Shares from the commencement of an Outcome Period until its conclusion. An investor who purchases Fund Shares other than on the first day of an Outcome Period and/or sells Fund Shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. While the Cap and Capital Protection provide

Calamos Russell 2000® Structured Alt Protection ETF® — October
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Calamos Russell 2000® Structured Alt Protection ETF® — October

the intended outcomes only for investors that hold their Fund Shares throughout the complete term of the Outcome Period, an investor can expect the value of their Fund Shares to generally move in the same direction as the Underlying ETF during the Outcome Period. If investors buy or sell on a date other than the start or end date of the Outcome Period, their returns will be different and they may incur losses in excess of the Capital Protection level (i.e., losses exceeding 0%) and they may not experience gains up to the Cap. See "Capital Protection and Cap" for more information.

The Fund's website, www.calamos.com, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Outcome Period, including the Fund's value relative to the Cap and Capital Protection. Before purchasing Fund Shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund Shares on a particular day and held through the end of the Outcome Period.

The Fund's investment objective is not a fundamental policy and therefore may be changed by the Board without shareholder approval.

The Fund seeks to generate returns that match the Underlying ETF, up to the Cap (discussed in detail below), while limiting downside losses. The hypothetical illustrations provided below are designed to illustrate the outcomes that the Fund seeks to provide for investors who hold Fund Shares for the entirety of the Outcome Period. The hypothetical examples set forth below do not represent the performance of the Fund and investors should not rely on the hypothetical examples shown below as an indication of the actual or future performance of the Fund. There is no guarantee that the Fund will be successful in its attempt to provide the target outcomes for an Outcome Period. The returns that the Fund seeks to provide do not include the costs associated with purchasing Fund Shares and certain expenses incurred by the Fund. In the payoff profile illustration, the dotted line represents the Underlying ETF's performance, and the solid line represents the return profile gross of fees and expenses sought by the Fund in relation to the Underlying ETF's indicated performance. The bar chart below represents the Fund's hypothetical intended return profile based upon the performance of the Underlying ETF.

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Calamos Russell 2000® Structured Alt Protection ETF® — October

Explanation of diagram:

1.  Calamos Russell 2000® Structured Alt Protection ETF® — October Participation Layer: The dotted grey line represents the first layer, which involves purchasing a near zero-strike (i.e., deep in-the-money) call on the reference asset, at a pre-determined strike to provide full participation to the price return of the underlying reference asset. In other words, the full price participation provided by this layer provides potential gains and losses that are tantamount to that of owning the underlying reference asset outright, except that this layer does not participate in the dividend yield of the underlying reference asset.

2.  Capital Protection Layer: The solid grey line represents the second layer, which involves purchasing an at-the-money put option, which produces protection equal to 100% of losses (before fees and expenses) of the price return of the reference asset, over the Outcome Period.

3.  Upside Participation Layer (the "Cap"): The solid black line illustrates the final layer, which involves selling an out-of-the-money call, thereby creating the upside cap. The strike price at which the call is sold is determined so that the combined net options purchase price is approximately equal to the underlying asset's current value. The cost of this layer is a credit equal to the price that would make the total package "no-cost" or fully financed.

The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act").

Capital Protection and Cap

The Fund seeks to provide capital protection to absorb 100% of losses (before fees and expenses) of the Underlying ETF at the end of each Outcome Period. When the Fund's management fees are taken into account, the Capital Protection level is reduced to 99.31%. The Capital Protection level will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. If the Fund is required to increase its holdings of cash during the Outcome Period to pay fees and expenses incurred by the Fund, the Capital Protection level may be further reduced. The Fund does not seek to provide capital protection against 100% of losses (before fees and expenses) of the Underlying ETF as of any time other than the end of the Outcome Period.

During the Outcome Period, there may be periods of significant disparity between the Fund's NAV and the Underlying ETF's price performance. As the Underlying ETF price and the Fund's NAV change over the Outcome Period, an investor acquiring Fund Shares after the start of the Outcome Period will likely have a different return potential than an investor who purchased Fund Shares at the start of the Outcome Period. This is because while the Cap and Capital Protection for the Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of an Outcome Period

Calamos Russell 2000® Structured Alt Protection ETF® — October
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Calamos Russell 2000® Structured Alt Protection ETF® — October

and remain constant throughout the Outcome Period, an investor purchasing Fund Shares at market value during the Outcome Period likely purchased Fund Shares at a price that is different from the Fund's NAV at the start of the Outcome Period (i.e., the NAV that the Cap and Capital Protection reference). For example, if an investor purchases Fund Shares during an Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Outcome Period (the "Initial Fund Value"), that investor's Cap will essentially be decreased by the amount of the increase in the Underlying ETF's value, and the capital protection will not set in until the Fund's NAV returns to its Initial Fund Value (i.e., a shareholder must experience losses prior to gaining the protection offered by the Fund's Capital Protection because the Fund must first decrease in value to its Initial Fund Value for the Outcome Period before subsequent losses will be protected by the Capital Protection). Conversely, if an investor purchases Fund Shares during an Outcome Period at a time when the Underlying ETF has decreased in value, the Fund's NAV may dip below the Initial Fund Value. However, in this scenario, that investor's potential gain could be larger than the Fund's Cap for the Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Outcome Period through the date the investor purchased its Fund Shares plus any additional gains between the Initial Fund Value and the Cap. There is no guarantee that the Fund will recover such value or experience such gains. The Cap and capital protection relative to the Initial Fund Value, however, will not change over the Outcome Period.

While the Fund seeks to provide 100% protection against losses experienced by the Underlying ETF (before fees and expenses) for shareholders who hold Fund Shares for an entire Outcome Period, there is no guarantee it will successfully do so. If the Fund's NAV has increased significantly, a shareholder that purchases Fund Shares after the first day of an Outcome Period could lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear those losses. There is no guarantee the capital protection and cap will be successful and a shareholder investing at the beginning of an Outcome Period could also lose their entire investment.

The returns of the Fund are subject to a cap for each Outcome Period, calculated (before fees and expenses) at the beginning of each Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return Cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Outcome Period. If the Underlying ETF experiences any percentage gains over the amount of the Cap, Fund shareholders will not experience those gains. Therefore, regardless of the price return of the Underlying ETF, the Cap (net of fees) is the maximum return an investor can achieve from an investment in the Fund for that Outcome Period. The Cap is set on the first day of each Outcome Period. The Cap is provided prior to taking into account annual Fund management fees of 0.69% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses (such as unexpected litigation) incurred by the Fund. The pre-determined Cap applicable to an Outcome Period will vary based on prevailing market conditions at the time that the Cap is set, including interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the FLEX Options.

The Cap level is a result of the design of the Fund's principal investment strategy. To provide the Capital Protected Target Outcome, the Fund purchases and sells a series of put and call FLEX Options on or around the last business day of the month prior to the beginning of an Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The Adviser will calculate the amount of premiums that the Fund will owe on the put options acquired to provide the Capital Protection and will then sell call FLEX Options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The Cap is the strike price of those FLEX Options the Fund is selling. The Cap, and the Fund's value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund Shares during an Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Outcome Period to a level near the Cap, an investor purchasing Fund Shares will have limited to no gain potential for the remainder of the Outcome Period (because the investor's potential gain will be limited to the difference between the Fund's NAV on the date the investor purchased the Fund Shares and the Cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which it purchased its Fund Shares and the Initial Fund Value for the Outcome Period before subsequent losses will be protected by the Capital Protection. If an

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Calamos Russell 2000® Structured Alt Protection ETF® — October

investor buys Fund Shares when the price exceeds the Cap, an investor selling their shares at the end of the Outcome Period will not experience any gain regardless of the price return of the Underlying ETF.

There is no guarantee that the Fund will be successful in providing these investment outcomes for any Outcome Period, and an investor may experience returns on the Fund significantly below the Cap.

In periods of extreme market volatility or during market disruption events, the Fund's ability to offset investor losses through the use of the FLEX Options to achieve the stated Capital Protection, or provide a return up to the stated upside Cap may be impaired, resulting in an upside limit significantly below the Cap and downside protection significantly lower than full capital protection (i.e., losses greater than 0%), because the Fund may not be able to trade or exercise existing FLEX Options, or may not receive timely payment from its counterparties. An investor may lose their entire investment and an investment in the Fund is only appropriate for investors willing to bear those losses.

For each Outcome Period, the Fund will invest in both purchased and written put and call FLEX Options that reference the Underlying ETF. Because the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options impact the correlation between the Fund's NAV and the price of the Underlying ETF.

General Information about FLEX Options

FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation ("OCC"). The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the "buyer for every seller and the seller for every buyer," with the goal of protecting clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events, as more fully described in the Fund's Statement of Additional Information. Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and subject to the risk that the OCC may fail to perform the settlement of the FLEX Options due to bankruptcy or other adverse reasons. The FLEX Options that the Fund will hold that reference the Underlying ETF will give the Fund the right or the obligation to either receive or deliver shares of the Underlying ETF, or the right or the obligation to either receive or deliver a cash payment on the option expiration date based upon the difference between the Underlying ETF's value and a strike price, depending on whether the option is a put or call option and whether the Fund purchases or sells the option. The FLEX Options held by the Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date. The Fund will generally, under normal conditions, hold FLEX Options for each Outcome Period. The Fund will purchase call options (giving the Fund the right to receive shares of the Underlying ETF or a cash payment) and put options (giving the Fund the right to deliver shares of the Underlying ETF or a cash payment), while simultaneously selling (i.e., writing) call options (giving the Fund the obligation to deliver shares of the Underlying ETF or a cash payment). The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the Fund expects the FLEX Options to be fully covered and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchanges on which the FLEX Options are listed do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts but may charge transaction fees. Each of the FLEX Options purchased and sold throughout the Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Outcome Period. On the Flex Options expiration date, the Fund intends to sell the Flex Options prior to their expiration or cash-settle the Flex Options and use the resulting proceeds to purchase new Flex Options for the next Outcome Period.

The Underlying ETF

The Underlying ETF is an exchange-traded fund that seeks to track the investment results of the Russell 2000® Index, which is a float-adjusted capitalization-weighted index of equity securities issued by the approximately 1,945 smallest issuers in the Russell 3000® Index. The Underlying ETF measures the performance of the small-capitalization sector of the U.S. equity market, as defined by FTSE Russell. The Underlying ETF is reconstituted on an annual basis. The Fund's performance does not reflect the payment of dividends by the Underlying ETF.

Calamos Russell 2000® Structured Alt Protection ETF® — October
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Calamos Russell 2000® Structured Alt Protection ETF® — October

The Underlying ETF is an exchange-traded unit investment trust that uses a replication strategy, meaning it invests in as many of the stocks in the Russell 2000® Index as is practicable. BlackRock Fund Advisors ("BFA") serves as the Underlying ETF's investment adviser. You can find the Underlying ETF's prospectus and other information about the ETF, including the statement of additional information and most recent reports to shareholders, online at "https://www.ishares.com/us/products/239710/ishares-russell-2000-etf".

The summary information below regarding the Underlying ETF comes from its filings with the SEC. You are urged to refer to the SEC filings made by the Underlying ETF and to other publicly available information (e.g., the ETF's annual reports) to obtain an understanding of the ETF's business and financial prospects. The following description of the Underlying ETF's principal investment strategies was taken directly from the Underlying ETF's prospectus, dated August 1, 2025 ("IWM" refers to the Underlying ETF; other defined terms have been modified).

IWM seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index (the "Portfolio"), with the weight of each stock in IWM's Portfolio substantially corresponding to the weight of such stock in the Index.

As of March 31, 2025, the Underlying Index represented approximately 5% of the total market capitalization of the Russell 3000® Index, and a significant portion of the Underlying Index is represented by securities of companies in the financials, healthcare and industrials industries or sectors. The components of the Underlying Index are likely to change over time.

To maintain the correspondence between the composition and weightings of Portfolio Securities and Index Securities, BFA adjusts IWM's Portfolio from time to time to conform to periodic changes made by Russell to the identity and/or relative weightings of Index Securities in the Index. IWM may pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the IWM's performance. During the most recent fiscal year, the IWM's portfolio turnover rate was 18% of the average value of its portfolio.

Although IWM may fail to own certain Index Securities at any particular time, IWM generally will be substantially invested in Index Securities, which should result in a close correspondence between the performance of the Index and the performance of IWM. IWM does not hold or trade futures or swaps and is not a commodity pool. The Index is determined, comprised and calculated without regard to IWM.

Subsequent Outcome Periods

The Fund will alert existing shareholders to the new Cap at the beginning of each new Outcome Period in the following manner:

1.  Approximately one week prior to the end of the current Outcome Period, the Fund will make a sticker filing that will alert existing shareholders that the Outcome Period is approaching its conclusion and disclose the anticipated Cap range for the next Outcome Period. This filing will be mailed to existing shareholders.

2.  Following the close of business on the last day of the Outcome Period, the Fund will make a sticker filing that discloses the Fund's Cap for the next Outcome Period. This filing will be mailed to existing shareholders.

3.  On the first day of the new Outcome Period, the Fund will file a full prospectus that incorporates the sticker filing from the previous evening which replaces the Caps/dates associated with the previous Outcome Period with the Caps/dates associated with the new Outcome Period. Correspondingly, the Fund will file a revised summary prospectus that reflects such changes.

The information referenced above will also be available on the Fund's website at www.calamos.com.

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Calamos Russell 2000® Structured Alt Protection ETF® — October

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. You should not consider investing in the Fund if your investment objective differs from the Fund's investment objective or if you are not willing to accept the principal risks associated with an investment in the Fund. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a "principal risk" of investing in the Fund, regardless of the order in which it appears. The principal risks of investing in the Fund include:

•  Authorized Participant Concentration Risk — Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs, such as the Fund, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

•  Cap Change Risk — A new Cap is established at the beginning of each Outcome Period and is dependent on prevailing market conditions at the time the Cap is established. As such, the Cap may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods. Investors should monitor the changes in the Cap for each Outcome Period, information for which will be made available pursuant to the procedure outlined in the Fund's prospectus.

•  Capital Protection Risk — There can be no guarantee that the Fund will be successful in its strategy to provide protection against 100% of Underlying ETF losses if the Underlying ETF's share price decreases over the duration of the Outcome Period. The Fund's strategy seeks to deliver returns that match those of the Underlying ETF (up to the Cap), while limiting downside losses, if Fund Shares are held at the time at which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Fund Shares after the FLEX Options were entered into or sells Fund Shares prior to the expiration of the FLEX Options, the Capital Protection that the Fund seeks to provide may not be available. If the Outcome Period has begun and the Underlying ETF has increased in value, the Capital Protection will not protect any decreases in the value of the Underlying ETF to the extent of such appreciation, and therefore an investor may experience losses from this appreciated value until the Fund reaches its original NAV from the commencement of the Outcome Period. Similarly, if an investor purchases Fund Shares after the commencement of the Outcome period and the Underlying ETF has increased in value, an investor purchasing Shares at that point will not benefit from the Capital Protection until the Underlying ETF's value decreases to its original value at the commencement of the Outcome Period. Accordingly, such investor will not receive the protection that the Fund seeks to provide until the Fund experiences losses that return it to its value at the commencement of the Outcome Period. If the FLEX Options (and therefore the Capital Protection) do not perform as expected, an investor may experience significant losses on its investment, including the loss of its entire investment.

•  Capped Upside Risk — The Fund's strategy seeks to provide returns that are subject to the Cap. In the event that the Underlying ETF experiences gains in excess of the Cap for the Outcome Period, the Fund will not participate in, and will underperform the Underlying ETF to the extent of, those gains beyond the Cap. The Fund's strategy seeks to deliver returns that match those of the Underlying ETF (up to the Cap), while protecting against the entirety of downside losses of the Underlying ETF, if Fund Shares are held at the time at which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Fund Shares after the FLEX Options were entered into, there may be little or no ability for that investor to experience an investment gain on their Fund Shares (and such investor may be subjected to potential losses between that Fund Share price and the Fund's

Calamos Russell 2000® Structured Alt Protection ETF® — October
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Calamos Russell 2000® Structured Alt Protection ETF® — October

NAV at the commencement of the Outcome Period). Further, because the FLEX Options are designed to produce returns that match the price return of the Underlying ETF (subject to the Cap) on the last day of the Outcome Period, if an investor sells Fund Shares prior to the expiration date of the FLEX Options such investor may sell at a point where the Fund's performance does not match the performance of the Underlying ETF over the Outcome Period, and therefore may sell at a point where the Fund has underperformed the Underlying ETF.

•  Cash Holdings Risk — To the extent the Fund holds cash positions, the Fund risks achieving lower returns and potential lost opportunities to participate in market appreciation which could negatively impact the Fund's performance and ability to achieve its investment objective.

•  Clearing Member Default Risk — Transactions in some types of derivatives, including FLEX Options, are required to be centrally cleared ("cleared derivatives"). In a transaction involving cleared derivatives, the Fund's counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house ("clearing members") can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member's individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its FLEX Options may, in certain circumstances, be used to satisfy losses of other clients of the Fund's clearing member. In addition, although clearing members guarantee performance of their clients' obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member's bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund's behalf, which heightens the risks associated with a clearing member's default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund's ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund's behalf, the Fund may be unable to effectively implement its investment strategy.

•  Correlation Risk — The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods, consistent with the Fund's valuation policy. Because a component of the FLEX option's value will be affected by, among other things, changes in the Underlying ETF's share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF's share price and the remaining time until the FLEX Options expire, the value of the Fund's FLEX Options positions is not anticipated to increase or decrease at the same rate as the Underlying ETF's share price, and it is possible they may move in different directions, and as a result, the Fund's NAV may not increase or decrease at the same rate as the Underlying ETF's share price. The Fund's strategy is designed to produce the outcomes upon the expiration of the FLEX Options on the last business day of the Outcome Period, and it should not be expected that the outcomes will be provided at any point other than the end of the Outcome Period.

•  Costs of Buying and Selling Fund Shares — Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

•  Derivatives Risk — Derivatives are instruments, such as options, futures and forward foreign currency contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. In addition, derivative instruments are subject to counterparty risk, meaning that the party with whom the Fund enters into a derivative transaction may experience a significant credit event and/or may be

PROSPECTUS | November 28, 2025
9

Calamos Russell 2000® Structured Alt Protection ETF® — October

unwilling or unable to make timely settlement payments or otherwise honor its obligations. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.

•  Equity Securities Risk — The securities markets are volatile, and the market prices of the Underlying ETF's securities may decline generally. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. If the market prices of the securities owned by the Underlying ETF fall, the value of your investment in the Fund will decline.

•  FLEX Options Risk — The Fund may invest in FLEX Options issued and guaranteed for settlement by The Options Clearing Corporation ("OCC"). FLEX Options are customized option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be illiquid, and in such cases, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options and changing volatility levels of the reference asset. In connection with the creation and redemption of Fund Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Fund at prices that reflect the market price of the Fund Shares, the Fund's NAV and, in turn the share price of the Fund, could be negatively impacted. The Fund may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless.

•  Investment Timing Risk — An investor who purchases Fund Shares other than on the first day of the options package and/or sells Fund Shares before the options package expires may not experience the 100% downside protection or upside participation in the Underlying ETF. The Fund's downside protection and upside participation of the Underlying ETF may only be available for investors who hold Fund Shares throughout the complete term of the options package. An investor can expect their Fund Shares to move generally in the same direction as the Underlying ETF during the one-year options package. However, Fund Shares may not experience the same price movement as the price movement of the Underlying ETF. During the duration of the option package, there may be periods of significant disparity between the Fund's NAV and the Underlying ETF's price performance. For example, if an investor purchases Fund Shares during an options package period at a time when the Underlying ETF's share price has increased from its price at the beginning of the options package period, the investor may not be 100% protected against Underlying ETF downside losses. In addition, if an investor purchases Fund Shares during an options package period at a time when the Underlying ETF's share price has increased from its price at the beginning of the options package period, that investor's cap will essentially be decreased from the stated Cap by the amount of the increase in the Underlying ETF's value.

•  Liquidity Risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

•  Liquidity Risk — FLEX Options — In the event that trading in the underlying FLEX Options is limited or absent, the value of the Fund's FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities, including certain non-customized option contracts. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. Additionally, the liquidation of a large number of FLEX Options may more significantly impact the price in a less liquid

Calamos Russell 2000® Structured Alt Protection ETF® — October
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Calamos Russell 2000® Structured Alt Protection ETF® — October

market. Further, the Fund requires a sufficient number of participants to facilitate the purchase and sale of options on an exchange to provide liquidity to the Fund for its FLEX Option positions. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

•  Market Maker Risk — If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund's net asset value and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of the Fund Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund's portfolio securities and the Fund's market price. This reduced effectiveness could result in Fund Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Fund Shares.

•  Market Risk — The risk that the securities markets will increase or decrease in value is considered market risk and applies to any security. If there is a general decline in the stock or fixed-income market, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests.

•  New Fund Risk — The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

•  Non-Diversification Risk — The Fund is classified as "non-diversified" under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code").

•  Options Risk — The Fund's ability to close out its position as a purchaser or seller of an over-the-counter or exchange-listed put or call option is dependent, in part, upon the liquidity of the options market. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Fund's ability to utilize options successfully will depend on the ability of the Fund's investment adviser to predict pertinent market movements, which cannot be assured. The Fund may also purchase or write over-the-counter put or call options, which involves risks different from, and possibly greater than, the risks associated with exchange-listed put or call options. Over-the-counter put or call options may expose the Fund to the risk that a counterparty may be unable or unwilling to perform according to a contract, and that any deterioration in a counterparty's creditworthiness could adversely affect the instrument. In addition, the Fund may be exposed to a risk that losses may exceed the amount originally invested.

•  Premium-Discount Risk — Fund Shares may trade above or below their NAV. The market prices of Fund Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Fund Shares on the Exchange. The trading price of Fund Shares may deviate significantly from NAV during periods of market volatility.

•  Secondary Market Trading Risk — Investors buying or selling Fund Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund Shares. Although the Fund Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Fund Shares on the Exchange may be halted.

•  Sector Risk — To the extent the Underlying ETF invests a significant portion of its assets in a particular sector, a greater portion of the Fund's performance may be affected by the general business and economic conditions affecting that sector. Each sector may share economic risk with the broader market, however there may be economic risks specific to each sector. As a result, returns from those sectors may trail returns from the overall stock market, and it is possible that the Underlying ETF may underperform the broader market.

•  Small-Capitalization Companies Risk — Compared to mid- and large capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments. In addition, the securities of small-capitalization companies may be more volatile and less liquid than those of mid- and large-capitalization companies.

PROSPECTUS | November 28, 2025
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Calamos Russell 2000® Structured Alt Protection ETF® — October

•  Tax Risk — The Fund intends to elect and to qualify each year to be treated as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The federal income tax treatment of the securities in which the Fund may invest, including the Fund's option strategy, may not be clear or may be subject to recharacterization by the Internal Revenue Service. It could be more difficult to comply with the tax requirements applicable to RICs if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the Internal Revenue Service. Any such failure to comply with the rules applicable to RICs could cause the Fund to fail to qualify as such. To qualify and maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published Internal Revenue Service guidance or case law on how to determine the "issuer" of certain derivatives that the Fund will enter into. Based upon the language in the legislative history, the Fund intends to treat the issuer of an equity option as the referenced asset and to treat any income it may derive from an equity option as "qualifying income" under the provisions of the Code applicable to RICs. In the case of FLEX Options, assuming the referenced asset qualifies as a RIC, treating the issuer as the referenced asset would allow the Fund to count the FLEX Options as automatically diversified investments under the RIC diversification requirements. If the income is not qualifying income or the issuer of equity options, including FLEX Options, is not appropriately the referenced asset, the Fund may not qualify, or may be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund's taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

The Fund's investments in offsetting positions with respect to the Underlying ETF may affect the character of gains or losses realized by the Fund under the Code's "straddle" rules and may increase the amount of short-term capital gain realized by the Fund. Certain options the Fund holds may not qualify as "Section 1256 contracts" under Section 1256 of the Code, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

There is a risk that if the offsetting FLEX Options are held by a single person, the IRS may take the position that the FLEX Options, viewed together, should be treated as a single debt instrument for federal tax purposes. The result of such a position would be that the Fund would fail the RIC diversification tests, causing the RIC to be taxed as a C corporation, unless certain cure rights based upon reasonable cause may apply. The Fund has obtained an opinion of tax counsel that the FLEX Options should not be collapsed into a single instrument. However, such an opinion is not binding upon the IRS or the courts.

•  Trading Issues Risk — Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange's "circuit breaker" rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund's assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.

•  Underlying ETF Risk — The Fund invests in FLEX Options that reference an ETF, which subjects the Fund to certain of the risks of owning shares of an ETF as well as the types of instruments in which the Underlying ETF invests. The value of an ETF will fluctuate over time based on fluctuations in the values of the securities held by the ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. In addition, ETFs are subject to absence of an active market risk, premium/discount risk, tracking error risk and trading issues risk. Brokerage, tax and other expenses may negatively impact the performance of the Underlying ETF and, in turn, the value of the Fund's shares. An ETF that tracks an index may not exactly match the performance of the index due to cash drag, differences between the portfolio of the ETF and the components of the index, expenses and other factors.

Calamos Russell 2000® Structured Alt Protection ETF® — October
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Calamos Russell 2000® Structured Alt Protection ETF® — October

•  Valuation Risk — During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options may become more difficult. In market environments where there is reduced availability of reliable objective pricing data, the judgment of the Fund's investment adviser in determining the fair value of the security may play a greater role. While such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.

Fund Performance

The Fund commenced operations on October 1, 2024, and thus does not yet have annual returns for a full calendar year. Accordingly, performance data is not included. Performance information is available at no cost by visiting www.calamos.com. Past performance (before and after taxes) is not an indication of future performance.

Investment Adviser

Calamos Advisors LLC ("Calamos" or the "Adviser")

Portfolio Managers

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH ADVISER
David O'Donohue	Since October 2024	SVP, Sr. Co-Portfolio Manager
Jimmy Young	Since October 2024	SVP, Co-Portfolio Manager
Eli Pars	Since October 2024	SVP, Sr. Co-Portfolio Manager
Jason Hill	Since October 2024	SVP, Sr. Co-Portfolio Manager
Anthony Vecchiolla	Since October 2024	VP, Co-Portfolio Manager
Jordan Rosenfeld	Since November 2025	VP, Co-Portfolio Manager

PROSPECTUS | November 28, 2025
13

Other Important Information Regarding Fund Shares

Portfolio Holdings. The Fund's portfolio holdings are disclosed on its website daily after the close of trading on the Exchange and prior to the opening of trading on the Exchange the following day. A description of the Fund's policies and procedures with respect to the disclosure of such Fund's portfolio holdings is available in the Fund's Statement of Additional Information ("SAI").

Premium/Discount Information. Information about the premiums and discounts at which the Fund's Shares have traded will be available at www.calamos.com.

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as "Creation Units." Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at net asset value ("NAV"), Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the "bid-ask spread"). Recent information regarding the Fund's NAV, market price, premiums and discounts, and bid-ask spreads is available at https://www.calamos.com/.

Tax Information

Net investment income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute net investment income and capital gains, if any, at least annually.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), such Fund and its related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Calamos Russell 2000® Structured Alt Protection ETF® — October
14

Additional Information About Investment Strategies
and Related Risks

The Fund's investment objective and each of the policies described herein are non-fundamental policies that may be changed by the Board of Trustees of the Trust (the "Board") without shareholder approval. The Fund may liquidate and terminate at any time without shareholder approval.

What are the investment objectives and principal strategies for the Fund?

The Fund is an actively managed exchange-traded fund ("ETF") that is designed to provide investors with the opportunity to benefit from increases in the Underlying ETF's share price up to the stated cap over a specified period of time of approximately one-year (the "Outcome Period"), while providing protection against decreases in the Underlying ETF's share price over the same Outcome Period (before taking fees and expenses into account).

Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange Options ("FLEX Options") that reference the price performance of the iShares® Russell 2000® ETF (the "Underlying ETF"). FLEX Options are customized equity or index option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates.

The Underlying ETF is an exchange-traded unit investment trust that uses a replication strategy, meaning it invests in as many of the stocks in the Russell 2000® Index as is practicable. BlackRock Fund Advisors ("BFA") serves as the Underlying ETF's investment adviser. You can find the Underlying ETF's prospectus and other information about the ETF, including the statement of additional information and most recent reports to shareholders, online at "https://www.ishares.com/us/products/239710/ishares-russell-2000-etf". See "The Underlying ETF" for more information.

The returns an investor will receive from an investment in the Fund have characteristics that are distinct from many other investment vehicles, including the Underlying ETF. It is important that you understand these characteristics before making an investment in the Fund.

The Fund uses FLEX Options to employ a capital protected target outcome strategy. Target outcome strategies seek to produce pre-determined investment outcomes based upon the performance of an underlying security or index. The pre-determined outcomes sought by the Fund, which include capital protection to absorb 100% of losses (before fees and expenses) in the Underlying ETF (the "Capital Protection") and upside participation to a stated cap of 7.86% (before fees and expenses) (the "Cap"), are based on the price performance of the Underlying ETF over an approximate one-year period (the "Outcome Period").

The outcomes the Fund seeks for investors that hold Fund Shares for an entire Outcome Period are as follows, though there can be no guarantee these results will be achieved:

•  If the Underlying ETF appreciates over the Outcome Period, the combination of FLEX Options held by the Fund seeks to provide upside participation matching that of the Underlying ETF, up to a Cap that is determined at the start of the Outcome Period.

•  If the Underlying ETF decreases over the Outcome Period, the combination of FLEX Options held by the Fund seeks to provide protection against 100% of Underlying ETF losses, prior to taking into account the Fund's fees and expenses.

The Fund does not seek to provide capital protection against 100% of losses (before fees and expenses) of the Underlying ETF as of any time other than the end of the Outcome Period.

For the Outcome Period beginning on October 1, 2025 and ending on September 30, 2026, the Cap is 7.86% and the Capital Protection is 100%. When the Fund's fees and expenses are taken into account, the Cap is 7.17% and the Capital Protection is 99.31%. The Cap and Capital Protection will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee.

The current Outcome Period is from October 1, 2025 through September 30, 2026. The Fund will not terminate after the conclusion of the Outcome Period. After the conclusion of the Outcome Period, another will begin. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the

PROSPECTUS | November 28, 2025
15

Additional Information About Investment Strategies and Related Risks

new Outcome Period. This means that the Cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The capital protection will remain the same for each Outcome Period. The Capital Protection and Cap, and the Fund's value relative to each, should be considered before investing in the Fund. The Fund will be perpetually offered and not terminate after the current or any subsequent Outcome Period. Approximately one week prior to the end of an Outcome Period, the Fund's website will be updated to alert existing shareholders that the Outcome Period is approaching its conclusion and will disclose the anticipated Cap range for the next Outcome Period. See "Subsequent Outcome Periods" for more information.

Upon conclusion of the Outcome Period, the Fund will receive the cash value of all the FLEX Options it held for that Outcome Period. It will then invest in a new series of FLEX Options with an expiration date of approximately one year in the future, and a new Outcome Period will begin. Each FLEX Option's value is ultimately derived from the performance of the Underlying ETF's share price during that time. As the terms of the FLEX Options do not change during an Outcome Period, the outcomes, including the Cap and 100% Capital Protection discussed below, will be measured to the Fund's net asset value ("NAV") on the first day of the Outcome Period.

The stated Cap and Capital Protection may only be realized by investors who continuously hold Fund Shares from the commencement of an Outcome Period until its conclusion. An investor who purchases Fund Shares other than on the first day of an Outcome Period and/or sells Fund Shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. While the Cap and Capital Protection provide the intended outcomes only for investors that hold their Fund Shares throughout the complete term of the Outcome Period, an investor can expect the value of their Fund Shares to generally move in the same direction as the Underlying ETF during the Outcome Period. If investors buy or sell on a date other than the start or end date of the Outcome Period, their returns will be different and they may incur losses in excess of the Capital Protection level (i.e., losses exceeding 0%) and they may not experience gains up to the Cap. See "Capital Protection and Cap" for more information.

The Fund's website www.calamos.com provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Outcome Period, including the Fund's value relative to the Cap and Capital Protection. Before purchasing Fund Shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund Shares on a particular day and held through the end of the Outcome Period.

The Fund's investment objective is not a fundamental policy and therefore may be changed by the Board without shareholder approval.

The Fund seeks to generate returns that match the Underlying ETF, up to the Cap (discussed in detail below), while limiting downside losses. The hypothetical illustrations provided below are designed to illustrate the outcomes that the Fund seeks to provide for investors who hold Fund Shares for the entirety of the Outcome Period. The hypothetical examples set forth below do not represent the performance of the Fund and investors should not rely on the hypothetical examples shown below as an indication of the actual or future performance of the Fund. There is no guarantee that the Fund will be successful in its attempt to provide the target outcomes for an Outcome Period. The returns that the Fund seeks to provide do not include the costs associated with purchasing Fund Shares and certain expenses incurred by the Fund. In the payoff profile illustration, the dotted line represents the Underlying ETF's performance, and the solid line represents the return profile gross of fees and expenses sought by the Fund in relation to the Underlying ETF's indicated performance. The bar chart below represents the Fund's hypothetical intended return profile based upon the performance of the Underlying ETF.
Calamos Russell 2000® Structured Alt Protection ETF® — October
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Additional Information About Investment Strategies and Related Risks

Explanation of diagram:

1.  Calamos Russell 2000® Structured Alt Protection ETF® — October Participation Layer: The dotted grey line represents the first layer, which involves purchasing a near zero-strike (i.e., deep in-the-money) call on the reference asset, at a pre-determined strike to provide full participation to the price return of the underlying reference asset. In other words, the full price participation provided by this layer provides potential gains and losses that are tantamount to that of owning the underlying reference asset outright, except that this layer does not participate in the dividend yield of the underlying reference asset.

2.  Capital Protection Layer: The solid grey line represents the second layer, which involves purchasing an at-the-money put option, which produces protection equal to 100% of losses (before fees and expenses) of the price return of the reference asset, over the Outcome Period.

3.  Upside Participation Layer (the "Cap"): The solid black line illustrates the final layer, which involves selling an out-of-the-money call, thereby creating the upside cap. The strike price at which the call is sold is determined so that the combined net options purchase price is approximately equal to the underlying asset's current value. The cost of this layer is a credit equal to the price that would make the total package "no-cost" or fully financed.

PROSPECTUS | November 28, 2025
17

Additional Information About Investment Strategies and Related Risks

The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act").

Capital Protection and Cap

The Fund seeks to provide capital protection to absorb 100% of losses (before fees and expenses) of the Underlying ETF at the end of each Outcome Period. When the Fund's management fees are taken into account, the Capital Protection level is reduced to 99.31%. The Capital Protection level will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. If the Fund is required to increase its holdings of cash during the Outcome Period to pay fees and expenses incurred by the Fund, the Capital Protection level may be further reduced. The Fund does not seek to provide capital protection against 100% of losses (before fees and expenses) of the Underlying ETF as of any time other than the end of the Outcome Period.

During the Outcome Period, there may be periods of significant disparity between the Fund's NAV and the Underlying ETF's price performance. As the Underlying ETF price and the Fund's Net Asset Value ("NAV") change over the Outcome Period, an investor acquiring Fund Shares after the start of the Outcome Period will likely have a different return potential than an investor who purchased Fund Shares at the start of the Outcome Period. This is because while the Cap and Capital Protection for the Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of an Outcome Period and remain constant throughout the Outcome Period, an investor purchasing Fund Shares at market value during the Outcome Period likely purchased Fund Shares at a price that is different from the Fund's NAV at the start of the Outcome Period (i.e., the NAV that the Cap and Capital Protection reference). For example, if an investor purchases Fund Shares during an Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Outcome Period (the "Initial Fund Value"), that investor's Cap will essentially be decreased by the amount of the increase in the Underlying ETF's value, and the capital protection will not set in until the Fund's NAV returns to its Initial Fund Value (i.e., a shareholder must experience losses prior to gaining the protection offered by the Fund's Capital Protection because the Fund must first decrease in value to its Initial Fund Value for the Outcome Period before subsequent losses will be protected by the Capital Protection). Conversely, if an investor purchases Fund Shares during an Outcome Period at a time when the Underlying ETF has decreased in value, the Fund's NAV may dip below the Initial Fund Value. However, in this scenario, that investor's potential gain could be larger than the Fund's Cap for the Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Outcome Period through the date the investor purchased its Fund Shares plus any additional gains between the Initial Fund Value and the Cap. There is no guarantee that the Fund will recover such value or experience such gains. The Cap and capital protection relative to the Initial Fund Value, however, will not change over the Outcome Period.

Calamos Russell 2000® Structured Alt Protection ETF®— October
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Additional Information About Investment Strategies and Related Risks

While the Fund seeks to provide 100% protection against losses experienced by the Underlying ETF (before fees and expenses) for shareholders who hold Fund Shares for an entire Outcome Period, there is no guarantee it will successfully do so. If the Fund's NAV has increased significantly, a shareholder that purchases Fund Shares after the first day of an Outcome Period could lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear those losses. There is no guarantee the capital protection and cap will be successful and a shareholder investing at the beginning of an Outcome Period could also lose their entire investment.

The returns of the Fund are subject to a cap for each Outcome Period, calculated (before fees and expenses) at the beginning of each Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return Cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Outcome Period. If the Underlying ETF experiences any percentage gains over the amount of the Cap, Fund shareholders will not experience those gains. Therefore, regardless of the price return of the Underlying ETF, the Cap (net of fees) is the maximum return an investor can achieve from an investment in the Fund for that Outcome Period. The Cap is set on the first day of each Outcome Period. The Cap is provided prior to taking into account annual Fund management fees of 0.69% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses (such as unexpected litigation) incurred by the Fund. The pre-determined Cap applicable to an Outcome Period will vary based on prevailing market conditions at the time that the Cap is set, including interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the FLEX Options.

The Cap level is a result of the design of the Fund's principal investment strategy. To provide the Capital Protected Target Outcome, the Fund purchases and sells a series of put and call FLEX Options on or around the last business day of the month prior to the beginning of an Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The Adviser will calculate the amount of premiums that the Fund will owe on the put options acquired to provide the Capital Protection and will then sell call FLEX Options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The Cap is the strike price of those FLEX Options the Fund is selling. The Cap, and the Fund's value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund Shares during an Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Outcome Period to a level near the Cap, an investor purchasing Fund Shares will have limited to no gain potential for the remainder of the Outcome Period (because the investor's potential gain will be limited to the difference between the Fund's NAV on the date the investor purchased the Fund Shares and the Cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which it purchased its Fund Shares and the Initial Fund Value for the Outcome Period before subsequent losses will be protected by the Capital Protection. If an investor buys Fund Shares when the price exceeds the Cap, an investor selling their shares at the end of the Outcome Period will not experience any gain regardless of the price return of the Underlying ETF. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Outcome Period, and an investor may experience returns on the Fund significantly below the Cap.

In periods of extreme market volatility or during market disruption events, the Fund's ability to offset investor losses through the use of the FLEX Options to achieve the stated Capital Protection, or provide a return up to the stated upside Cap may be impaired, resulting in an upside limit significantly below the Cap and downside protection significantly lower than full capital protection (i.e., losses greater than 0%), because the Fund may not be able to trade or exercise existing FLEX Options, or may not receive timely payment from its counterparties. An investor may lose their entire investment and an investment in the Fund is only appropriate for investors willing to bear those losses.

For each Outcome Period, the Fund will invest in both purchased and written put and call FLEX Options that reference the Underlying ETF. Because the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options impact the correlation between the Fund's NAV and the price of the Underlying ETF.

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General Information about FLEX Options

FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation ("OCC"). The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the "buyer for every seller and the seller for every buyer," with the goal of protecting clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events, as more fully described in the Fund's Statement of Additional Information. Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and subject to the risk that the OCC may fail to perform the settlement of the FLEX Options due to bankruptcy or other adverse reasons. The FLEX Options that the Fund will hold that reference the Underlying ETF will give the Fund the right or the obligation to either receive or deliver shares of the Underlying ETF, or the right or the obligation to either receive or deliver a cash payment on the option expiration date based upon the difference between the Underlying ETF's value and a strike price, depending on whether the option is a put or call option and whether the Fund purchases or sells the option. The FLEX Options held by the Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date. The Fund will generally, under normal conditions, hold FLEX Options for each Outcome Period. The Fund will purchase call options (giving the Fund the right to receive shares of the Underlying ETF or a cash payment) and put options (giving the Fund the right to deliver shares of the Underlying ETF or a cash payment), while simultaneously selling (i.e., writing) call options (giving the Fund the obligation to deliver shares of the Underlying ETF or a cash payment). The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the Fund expects the FLEX Options to be fully covered and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchanges on which the FLEX Options are listed do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts but may charge transaction fees. Each of the FLEX Options purchased and sold throughout the Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Outcome Period. On the Flex Options expiration date, the Fund intends to sell the Flex Options prior to their expiration or cash-settle the Flex Options and use the resulting proceeds to purchase new Flex Options for the next Outcome Period.

The Underlying ETF

The Underlying ETF is an exchange-traded fund that seeks to track the investment results of the Russell 2000® Index, which is a float-adjusted capitalization-weighted index of equity securities issued by the approximately 1,945 smallest issuers in the Russell 3000® Index. The Underlying ETF measures the performance of the small-capitalization sector of the U.S. equity market, as defined by FTSE Russell. The Underlying ETF is reconstituted on an annual basis. The Fund's performance does not reflect the payment of dividends by the Underlying ETF.

The Underlying ETF is an exchange-traded unit investment trust that uses a replication strategy, meaning it invests in as many of the stocks in the Russell 2000® Index as is practicable. BlackRock Fund Advisors ("BFA") serves as the Underlying ETF's investment adviser. You can find the Underlying ETF's prospectus and other information about the ETF, including the statement of additional information and most recent reports to shareholders, online at "https://www.ishares.com/us/products/239710/ishares-russell-2000-etf".

The summary information below regarding the Underlying ETF comes from its filings with the SEC. You are urged to refer to the SEC filings made by the Underlying ETF and to other publicly available information (e.g., the ETF's annual reports) to obtain an understanding of the ETF's business and financial prospects. The following description of the Underlying ETF's principal investment strategies was taken directly from the Underlying ETF's prospectus, dated August 1, 2025 ("IWM" refers to the Underlying ETF; other defined terms have been modified).

"IWM seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index (the "Portfolio"), with the weight of each stock in IWM's Portfolio substantially corresponding to the weight of such stock in the Index. In IWM's prospectus, the term "Portfolio Securities" refers to the common stocks that are actually held by IWM and make up IMW's Portfolio, while the term "Index Securities" refers to the common stocks that are included in the Index, as

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determined by the index provider, FTSE Russell ("Russell"). At any time, IWM's Portfolio will consist of as many of the Index Securities as is practicable.

As of March 31, 2025, the Underlying Index represented approximately 5% of the total market capitalization of the Russell 3000® Index, and a significant portion of the Underlying Index is represented by securities of companies in the financials, healthcare and industrials industries or sectors. The components of the Underlying Index are likely to change over time.

To maintain the correspondence between the composition and weightings of Portfolio Securities and Index Securities, BFA adjusts IWM's Portfolio from time to time to conform to periodic changes made by Russell to the identity and/or relative weightings of Index Securities in the Index. IWM may pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the IWM's performance. During the most recent fiscal year, the IWM's portfolio turnover rate was 18% of the average value of its portfolio. Portfolio turnover will be a function of changes to the Index as well as requirements of IWM's trust agreement.

Although IWM may fail to own certain Index Securities at any particular time, IWM generally will be substantially invested in Index Securities, which should result in a close correspondence between the performance of the Index and the performance of IWM. IWM does not hold or trade futures or swaps and is not a commodity pool. The Index is determined, comprised and calculated without regard to IWM.

Subsequent Outcome Periods

The Fund will alert existing shareholders to the new Cap at the beginning of each new Outcome Period in the following manner:

1.  Approximately one week prior to the end of the current Outcome Period, the Fund will make a sticker filing that will alert existing shareholders that the Outcome Period is approaching its conclusion and disclose the anticipated Cap range for the next Outcome Period. This filing will be mailed to existing shareholders.

2.  Following the close of business on the last day of the Outcome Period, the Fund will make a sticker filing that discloses the Fund's Cap for the next Outcome Period. This filing will be mailed to existing shareholders.

3.  On the first day of the new Outcome Period, the Fund will file a full prospectus that incorporates the sticker filing from the previous evening which replaces the Caps/dates associated with the previous Outcome Period with the Caps/dates associated with the new Outcome Period. Correspondingly, the Fund will file a revised summary prospectus that reflects such changes.

The information referenced above will also be available on the Fund's website at www.calamos.com.

Changes in 80% policy

The Fund has adopted a non-fundamental operating policy that requires it, under normal circumstances, to invest at least 80% of its net assets (plus borrowings for investment purposes, if any) in investments that provide exposure to the Russell 2000® Index. Although this requirement may be changed by the Board of Trustees without shareholder approval, the Fund will notify shareholders in writing at least 60 days prior to any change in its 80% policy.

Non-Principal Investments

Cash Equivalents and Short-Term Investments

The Fund may invest in securities with maturities of less than one year or cash equivalents, or it may hold cash. The percentage of the Fund invested in such holdings varies and depends on several factors, including market conditions. For temporary defensive purposes and during periods of high cash inflows or outflows, the Fund may invest part or all of its assets in these securities or it may hold cash. During such periods, the Fund may not be able to achieve its investment objective. The Fund may adopt a defensive strategy when the portfolio managers believe securities in which such Fund normally invests have elevated risks due to political or economic factors and in other extraordinary circumstances. For more information on eligible short-term investments, see the SAI.

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Illiquid Investments

The Fund may invest up to 15% of its net assets in securities and other instruments that are, at the time of investment, illiquid (determined using the Securities and Exchange Commission's standard applicable to investment companies, i.e., any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). For this purpose, illiquid investments may include, but are not limited to, certain restricted securities (securities the disposition of which is restricted under the federal securities laws), certain securities that may only be resold pursuant to Rule 144A under the Securities Act, and certain repurchase agreements, among others.

Temporary Investments

In response to market, economic, political, or other conditions, the Fund may temporarily invest for defensive purposes that are inconsistent with the Fund's principal investment strategies. If the Fund does so, different factors could affect the Fund's performance, and the Fund may not achieve its investment objective.

Risks of Investing in the Fund

This prospectus describes the risks you may face as an investor in the Fund. It is important to keep in mind that generally, investments with a higher potential reward also have a higher risk of losing money. The reverse is also commonly true: the lower the risk, the lower the potential reward. However, as you consider an investment in the Fund, you should also take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in this investment for a long period of time to ride out down periods.

As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time, and it is possible to lose money. Each risk summarized below is considered a "principal risk" of investing in the Fund, regardless of the order in which it appears.

Principal Risks

Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs, such as the Fund, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

Cap Change Risk. A new Cap is established at the beginning of each Outcome Period and is dependent on prevailing market conditions at the time the Cap is established. Expected dividends of the Underlying ETF, market interest rates, the Underlying ETF's share price relative to the FLEX Options' strike prices, and the "implied volatility" of the Underlying ETF (the expected frequency and magnitude of changes of the Underlying ETF's share price) can impact the Cap the Fund is able to establish at the beginning of each outcome period. Extremely low interest rates (e.g., 0%) may result in a significantly lower Cap. As such, the Cap may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods. Investors should monitor the changes in the Cap for each Outcome Period, information for which will be made available pursuant to the procedure outlined in the Fund's prospectus.

Capital Protection Risk. There can be no guarantee that the Fund will be successful in its strategy to provide protection against 100% of Underlying ETF losses if the Underlying ETF's share price decreases over the duration of the Outcome Period. The Fund's strategy seeks to deliver returns that match those of the Underlying ETF (up to the Cap), while limiting downside losses, if Fund Shares are held at the time at which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Fund Shares after the FLEX Options were entered into or sells Fund Shares prior to the expiration of the FLEX Options, the Capital Protection that the Fund seeks to provide may not be available. If the Outcome Period has begun and the Underlying ETF has increased in value, the Capital Protection will

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not protect any decreases in the value of the Underlying ETF to the extent of such appreciation, and therefore an investor may experience losses from this appreciated value until the Fund reaches its original NAV from the commencement of the Outcome Period. Similarly, if an investor purchases Fund Shares after the commencement of the Outcome period and the Underlying ETF has increased in value, an investor purchasing Shares at that point will not benefit from the Capital Protection until the Underlying ETF's value decreases to its original value at the commencement of the Outcome Period. Accordingly, such investor will not receive the protection that the Fund seeks to provide until the Fund experiences losses that return it to its value at the commencement of the Outcome Period. If the FLEX Options (and therefore the Capital Protection) do not perform as expected, an investor may experience significant losses on its investment, including the loss of its entire investment.

Capped Upside Risk. The Fund's strategy seeks to provide returns that are subject to the Cap. In the event that the Underlying ETF experiences gains in excess of the Cap for the Outcome Period, the Fund will not participate in, and will underperform the Underlying ETF to the extent of, those gains beyond the Cap. The Fund's strategy seeks to deliver returns that match those of the Underlying ETF (up to the Cap), while protecting against the entirety of downside losses of the Underlying ETF, if Fund Shares are held at the time at which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Fund Shares after the FLEX Options were entered into, there may be little or no ability for that investor to experience an investment gain on their Shares (and such investor may be subjected to potential losses between that Fund Share price and the Fund's NAV at the commencement of the Outcome Period). Further, because the FLEX Options are designed to produce returns that match the price return of the Underlying ETF (subject to the Cap) on the last day of the Outcome Period, if an investor sells Fund Shares prior to the expiration date of the FLEX Options such investor may sell at a point where the Fund's performance does not match the performance of the Underlying ETF over the Outcome Period, and therefore may sell at a point where the Fund has underperformed the Underlying ETF.

Cash Holdings Risk. The Fund may invest in cash and cash equivalents for indefinite periods of time when the Fund's investment adviser determines the prevailing market environment warrants doing so. When the Fund holds cash positions, it may lose opportunities to participate in market appreciation, which may result in lower returns than if the Fund had remained fully invested in the market. Furthermore, cash and cash equivalents may generate minimal or no income and could negatively impact the Fund's performance and ability to achieve its investment objective.

Clearing Member Default Risk. Transactions in some types of derivatives, including FLEX Options, are required to be centrally cleared ("cleared derivatives"). In a transaction involving cleared derivatives, the Fund's counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house ("clearing members") can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member's individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its FLEX Options may, in certain circumstances, be used to satisfy losses of other clients of the Fund's clearing member. In addition, although clearing members guarantee performance of their clients' obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member's bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund's behalf, which heightens the risks associated with a clearing member's default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund's ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund's behalf, the Fund may be unable to effectively implement its investment strategy.

Correlation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods, consistent with the Fund's valuation policy. Because a component of the FLEX option's value will be affected by, among other things, changes in the Underlying ETF's share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF's share price and the remaining time until the FLEX Options expire, the value of the

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Fund's FLEX Options positions is not anticipated to increase or decrease at the same rate as the Underlying ETF's share price, and it is possible they may move in different directions, and as a result, the Fund's NAV may not increase or decrease at the same rate as the Underlying ETF's share price. The Fund's strategy is designed to produce the outcomes upon the expiration of the FLEX Options on the last business day of the Outcome Period, and it should not be expected that the outcomes will be provided at any point other than the end of the Outcome Period.

Costs of Buying and Selling Fund Shares. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

Derivatives Risk. Derivatives are instruments, such as futures and forward foreign currency contracts, whose value is derived from that of other assets, rates or indices. Derivatives may be more volatile than other investments and may magnify the Fund's gains or losses. Successful use of derivatives depends upon the level to which prices of the underlying assets correlate with price movements in the derivatives the Fund buys or sells. The Fund could be negatively affected if the change in market value of its securities fails to correlate with the value of derivatives it purchased or sold. The potential lack of a liquid market for a derivative may prevent the Fund from closing its derivatives positions to limit losses or realize profits. Derivatives may be purchased for a fraction of their value and small price movements may result in an immediate and substantial loss to the Fund. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. In addition, derivative instruments are subject to counterparty risk, meaning that the party with whom the Fund enters into the derivatives transaction (e.g., the clearinghouse or the broker holding the Fund's position for a futures contract or the counterparty for a forward contract) may experience a significant credit event and/or may be unwilling or unable to make timely settlement payments or otherwise honor its obligations. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.

Equity Securities Risk. Equity investments are subject to greater fluctuations in market value than other asset classes as a result of such factors as a company's business performance, investor perceptions, stock market trends and general economic conditions.

FLEX Options Risk. Trading FLEX Options involves risks different from, or possibly greater than, the risks associated with investing directly in securities. The Fund may not experience substantial upside participation from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund's FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund Shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund's FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund's Shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection may impact the value of the Fund and whether the Fund can satisfy its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment. The trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.

The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The FLEX Options are also subject to correlation risk, meaning the value of the FLEX Options does not increase or decrease at the same rate as the Underlying ETF (although they generally move in the same direction) or its underlying

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securities. The value of the FLEX Options prior to the expiration date may vary because of factors other than the value of the Underlying ETF, such as interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, a change in the actual and perceived volatility of the stock market and the Underlying ETF and the remaining time to expiration. FLEX Option prices may also be highly volatile and may fluctuate substantially during a short period of time. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options becomes more difficult and the judgment of the Fund's investment adviser (employing the fair value procedures approved by the Board of Trustees of the Trust) may play a greater role in the valuation of the Fund's holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value. Under those circumstances, the value of the FLEX Options will require more reliance on the investment adviser's judgment than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value paid for shares of the Fund.

Investment Timing Risk. An investor who purchases Fund Shares other than on the first day of the options package and/or sells Fund Shares before the options package expires may not experience the 100% downside protection or upside participation in the Underlying ETF. The Fund's downside protection and upside participation of the Underlying ETF may only be available for investors who hold Fund Shares throughout the complete term of the options package. An investor can expect their Fund Shares to move generally in the same direction as the Underlying ETF during the one-year options package. However, Fund Shares may not experience the same price movement as the price movement of the Underlying ETF. During the duration of the option package, there may be periods of significant disparity between the Fund's NAV and the Underlying ETF's price performance. For example, if an investor purchases Fund Shares during an options package period at a time when the Underlying ETF's share price has increased from its price at the beginning of the options package period, the investor may not be 100% protected against Underlying ETF downside losses. In addition, if an investor purchases Fund Shares during an options package period at a time when the Underlying ETF's share price has increased from its price at the beginning of the options package period, that investor's cap will essentially be decreased from the stated Cap by the amount of the increase in the Underlying ETF's value.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

Liquidity Risk — FLEX Options. In the event that trading in the underlying FLEX Options is limited or absent, the value of the Fund's FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities, including certain non-customized option contracts. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. Additionally, the liquidation of a large number of FLEX Options may more significantly impact the price in a less liquid market. Further, the Fund requires a sufficient number of participants to facilitate the purchase and sale of options on an exchange to provide liquidity to the Fund for its FLEX Option positions. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund's net asset value and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of the Fund Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund's portfolio securities and the Fund's market price. This reduced effectiveness could result in Fund Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Fund Shares.

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Market Risk. The risk that the securities markets will increase or decrease in value is considered market risk and applies to any security. If there is a general decline in the stock or fixed-income market, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests.

New Fund Risk. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

Non-Diversification Risk. The Fund is classified as "non-diversified" under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Options Risk. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Fund's ability to utilize options successfully will depend on Calamos Advisors' ability to predict pertinent market movements, which cannot be assured.

The Fund's ability to close out its position as a purchaser or seller of an Options Clearing Corporation or exchange-listed put or call option is dependent, in part, upon the liquidity of the options market. If the Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option to realize any profit or the option would expire and become worthless. If the Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security until the option expired. As the writer of a covered call option on a security, the Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call. The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets until the next trading day.

Unless the parties provide for it, there is no central clearing or guaranty function in an over-the-counter option. As a result, if the counterparty fails to make or take delivery of the security or other instrument underlying an over-the-counter option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such counterparty or any guarantor or credit enhancement of the counterparty's credit to determine the likelihood that the terms of the over-the-counter option will be satisfied.

The Fund may also purchase or write over-the-counter put or call options, which involves risks different from, and possibly greater than, the risks associated with exchange-listed put or call options. In some instances, over-the-counter put or call options may expose the Fund to the risk that a counterparty may be unable or unwilling to perform according to a contract, and that any deterioration in a counterparty's creditworthiness could adversely affect the instrument. In addition, the Fund may be exposed to a risk that losses may exceed the amount originally invested.

Premium-Discount Risk. The Fund's Shares may trade above or below their NAV. The market prices of Fund Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Fund Shares on the Exchange. The trading price of Fund Shares may deviate significantly from NAV during periods of market volatility.

Secondary Market Trading Risk. Investors buying or selling Fund Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund Shares. Although the Fund's Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Fund Shares on the Exchange may be halted.

Sector Risk. To the extent the Underlying ETF invests a significant portion of its assets in a particular sector, a greater portion of the Fund's performance may be affected by the general business and economic conditions affecting that sector. Each sector may share economic risk with the broader market, however there may be economic risks specific to each sector. As a result,

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Additional Information About Investment Strategies and Related Risks

returns from those sectors may trail returns from the overall stock market and it is possible that the Underlying ETF may underperform the broader market.

Small-Capitalization Companies Risk. Compared to mid- and large- capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments. In addition, the securities of small-capitalization companies may be more volatile and less liquid than those of mid- and large-capitalization companies.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The federal income tax treatment of the securities in which the Fund may invest, including the Fund's option strategy, may not be clear or may be subject to recharacterization by the Internal Revenue Service. It could be more difficult to comply with the tax requirements applicable to RICs if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the Internal Revenue Service. Any such failure to comply with the rules applicable to RICs could cause the Fund to fail to qualify as such. To qualify and maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published Internal Revenue Service guidance or case law on how to determine the "issuer" of certain derivatives that the Fund will enter into. Based upon the language in the legislative history, the Fund intends to treat the issuer of an equity option as the referenced asset and to treat any income it may derive from an equity option as "qualifying income" under the provisions of the Code applicable to RICs. In the case of FLEX Options, assuming the referenced asset qualifies as a RIC, treating the issuer as the referenced asset would allow the Fund to count the FLEX Options as automatically diversified investments under the RIC diversification requirements. If the income is not qualifying income or the issuer of equity options, including FLEX Options, is not appropriately the referenced asset, the Fund may not qualify, or may be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund's taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

The Fund's investments in offsetting positions with respect to the Underlying ETF may affect the character of gains or losses realized by the Fund under the Code's "straddle" rules and may increase the amount of short-term capital gain realized by the Fund. Certain options the Fund holds may not qualify as "Section 1256 contracts" under Section 1256 of the Code, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

There is a risk that if the offsetting FLEX Options are held by a single person that the IRS may take the position that the FLEX Options, viewed together, should be treated as a single debt instrument for federal tax purposes. The result of such a position would be that the Fund would fail the RIC diversification tests causing the RIC to be taxed as a C corporation, unless certain cure rights based upon reasonable cause may apply. The Fund has obtained an opinion of tax counsel that the FLEX Options should not be collapsed into a single instrument. However, such an opinion is not binding upon the IRS or the courts.

Trading Issues Risk. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange's "circuit breaker" rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund's assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.

Underlying ETF Risk. The Fund invests in FLEX Options that reference an ETF, which subjects the Fund to certain of the risks of owning shares of an ETF as well as the types of instruments in which the Underlying ETF invests. The value of an ETF will fluctuate over time based on fluctuations in the values of the securities held by the ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. In addition, ETFs are subject to absence of an active market risk, premium/discount risk, tracking error risk and trading issues risk. Brokerage, tax and other expenses may negatively impact the performance of the Underlying ETF and, in

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Additional Information About Investment Strategies and Related Risks

turn, the value of the Fund's shares. An ETF that tracks an index may not exactly match the performance of the index due to cash drag, differences between the portfolio of the ETF and the components of the index, expenses and other factors.

Valuation Risk. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options and/or LEAPS Options may become more difficult. In market environments where there is reduced availability of reliable objective pricing data, the judgment of Calamos Advisors in determining the fair value of the security may play a greater role. While such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.

The following are non-principal risks that generally apply to the Fund:

Cybersecurity Risk. Investment companies, such as the Fund, and their service providers are exposed to operational and information security risks resulting from cyberattacks, which may result in financial losses to the Fund and its shareholders. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, "ransomware" that renders systems inoperable until ransom is paid, the unauthorized release of confidential information, or various other forms of cybersecurity breaches. Cyber-attacks affecting the Fund, Calamos Advisors, custodian, transfer agent, distributor, market maker, authorized participants, administrator, intermediaries, trading counterparties, and other third-party service providers may adversely impact the Fund or the companies in which the Fund invests, causing the Fund's investments to lose value or to prevent a shareholder redemption or purchase from clearing in a timely manner. The use of artificial intelligence could exacerbate these risks.

Investment Management Risk. Whether the Fund achieves its investment objective(s) is significantly impacted by whether the Adviser is able to choose suitable investments for the Fund.

Market Disruption Risk. Certain events have a disruptive effect on securities markets, including but not limited to, terrorist attacks, war and other geopolitical events or catastrophes. The Adviser cannot predict the effect of similar events in the future on the U.S. or foreign economies. Certain securities such as high yield and equity securities tend to be impacted more by these events than other types of securities in terms of price and volatility.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund's ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Recent Market Events. Since the 2008 financial crisis, financial markets throughout the world have experienced periods of increased volatility, depressed valuations, decreased liquidity and heightened uncertainty and turmoil. This turmoil resulted in unusual and extreme volatility in the equity and debt markets, in the prices of individual securities and in the world economy. Events that have contributed to these market conditions include, but are not limited to, major cybersecurity events, geopolitical events (such as wars, terror attacks, natural or environmental disasters, country instability, and public health emergencies), measures to address budget deficits, downgrading of sovereign debt, dramatic changes in currency exchange rates, and public sentiment.

In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time. Economic, financial or political events, trading and tariff arrangements, terrorism, natural disasters, rapid technological developments, such as artificial intelligence, and other circumstances in one country or region could have profound impacts on global economies or markets. Widespread disease and virus epidemics and pandemics, such as the coronavirus outbreak, could likewise be highly disruptive, adversely affecting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments.

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Additional Information About Investment Strategies and Related Risks

Portfolio security holdings disclosure

A description of the Fund's policies and procedures in connection with the disclosure of portfolio security holdings of the Fund are available in the SAI and on the Fund's website, www.calamos.com.

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Fund Facts

Who manages the Fund?

Investment Adviser

The Fund is advised by Calamos Advisors LLC ("Calamos Advisors" or the "Advisor"), 2020 Calamos Court, Naperville, Illinois 60563. Calamos Advisors, an investment adviser registered with the SEC effective May 29, 1987, is a wholly owned subsidiary of Calamos Investments LLC ("CILLC"). CILLC's assets under management as of December 31, 2024, were $40 billion ($38 billion of which represented Calamos Advisors' assets under management). Calamos Asset Management, Inc. ("CAM") is the sole manager of CILLC. As of July 31, 2025, approximately 22.4% of the outstanding interests of CILLC was owned by CAM, 77.72% by Calamos Partners LLC ("CPL"), and 0.04% by Calamos Equity Partners LLC ("CEP"). CAM is owned by John P. Calamos, Sr. and John S. Koudounis. CPL is owned by Calamos Family Partners, Inc. ("CFP") and John S. Koudounis. CFP is beneficially owned by members of the Calamos family, including John P. Calamos, Sr. CEP is owned by John S. Koudounis and Daniel L. Dufresne.

Subject to the overall authority of the Board of Trustees, Calamos Advisors provides continuous investment supervision and management to the Fund under a management agreement and also furnishes office space, equipment and management personnel. For these services, the Fund pays Calamos Advisors a fee based on its average daily net assets, which is accrued daily and paid on a quarterly basis. The Fund will pay fees (before any reimbursement) under the management agreement in the following amounts as a percentage of its average net assets:

ETF	FEES
Calamos Russell 2000® Structured Alt Protection ETF® — October	0.69%

Out of this management fee, Calamos Advisors pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other service and license fees, except for distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, acquired fund fees and expenses, brokerage commissions and other expenses connected with the execution of portfolio transactions, taxes, interest, and extraordinary expenses.

At a meeting held on June 24, 2025, the Board of Trustees approved the Investment Management Agreement for the Fund. A discussion regarding the basis for the Board's approval of the Investment Management Agreement on behalf of the Fund is included in the Fund's Form N-CSR for the fiscal year ended July 31, 2025.

Portfolio Managers

David O'Donohue. David O'Donohue joined Calamos Advisors in August 2014 and has been a Sr. Co-Portfolio manager (since February 2024) and Co-Head of Alternative Strategies (since July 2024) and was a Co-Portfolio Manager from September 2015 through January 2024. Between March 2013 and August 2014, he was a Trader at Forty4 Asset Management LLC/Hard8 Futures LLC. Prior thereto, Mr. O'Donohue was a Portfolio Manager at Chicago Fundamental Investment Partners LLC from February 2009 to November 2012.

Jimmy Young. Jimmy Young joined Calamos Advisors in June 2003 and has been a Co-Portfolio Manager since February 2019. Between February 2018 and February 2019, he was an Assistant Portfolio Manager. Prior thereto, he was a senior strategy analyst from September 2015 to February 2018. Between July 2013 and August 2015, he was a strategy analyst.

Eli Pars. Eli Pars joined Calamos Advisors in May 2013 and has been Co-CIO, Co-Head of Alternative Strategies (since July 2024; previously served as Head of Alternative Strategies from September 2015 to June 2024) and Co-Head of Convertible Strategies, as well as a Senior Co-Portfolio Manager since September 2015. Between May 2013 and September 2015, he was a Co-Portfolio Manager. Previously, he was a Portfolio Manager at Chicago Fundamental Investment Partners from February 2009 until November 2012.

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Fund Facts

Jason Hill. Jason Hill joined Calamos Advisors in March 2004 and has been a Sr. Co-Portfolio Manager since February 2024 and was a Co-Portfolio Manager from June 2014 through January 2024. Between August 2013 and June 2014, he was a Senior Strategy Analyst. Previously, he was a Portfolio Administrator.

Anthony Vecchiolla. Anthony Vecchiolla joined Calamos Advisors in May 2014 and since February 2023 has been Co-Portfolio Manager. Previously, he was Research Associate from May 2014 to August 2015, Research Analyst from September 2015 to February 2020, Senior Research Analyst from February 2020 to February 2021, and Assistant Portfolio Manager from February 2021 to January 2023.

Jordan Rosenfeld. Jordan Rosenfeld joined Calamos Advisors in April 2025 and is a Co-Portfolio Manager. Between June 2018 to March 2025, Mr. Rosenfeld was a Senior Director and Portfolio Manager at Milliman, where he was responsible for managing derivatives strategies in exchange-traded funds, mutual funds, and unit investment trusts. Previously, he was a Trader at Gelber Group from January 2016 to December 2017.

The Fund's SAI provides additional information about each portfolio manager, including other accounts they manage, their ownership in the Calamos Family of Funds and their compensation.

Management Approach

Calamos Advisors employs a "team of teams" approach to portfolio management, led by the Global CIO and our CIO team consisting of 5 Co-CIOs with specialized areas of investment expertise. The Global CIO and Co-CIO team are responsible for oversight of investment team resources, investment processes, performance and risk. As heads of investment verticals, Co-CIOs manage investment team members and, along with Co-Portfolio Managers and Associate Portfolio Managers, have day-to-day portfolio oversight and construction responsibilities of their respective investment strategies. While investment research professionals within each Co-CIO's team are assigned specific strategy responsibilities, they also provide support to other investment team verticals, creating deeper insights across a wider range of investment strategies. The combination of specialized investment teams with cross-team collaboration results in what we call our team of teams approach.

This team of teams approach is further reflected in the composition of Calamos Advisors' Investment Committee, made up of the Global CIO, the Co-CIO team, and the Global Head of Trading. Other members of the investment team participate in Investment Committee meetings in connection with specific investment related issues or topics as deemed appropriate.

The structure and composition of the Investment Committee results in a number of benefits, as it:

•  Leads to broader perspective on investment decisions: multiple viewpoints and areas of expertise feed into consensus;

•  Promotes collaboration between teams; and

•  Functions as a think tank with the goal of identifying ways to outperform the market on a risk-adjusted basis.

The objectives of the Investment Committee are to:

•  Form the firm's top-down macro view, market direction, asset allocation, and sector/country positioning.

•  Establish firm-wide secular and cyclical themes for review.

•  Review firm-wide and portfolio risk metrics, recommending changes where appropriate.

•  Review firm-wide, portfolio and individual security liquidity constraints.

•  Evaluate firm-wide and portfolio investment performance.

•  Evaluate firm-wide and portfolio hedging policies and execution.

•  Evaluate enhancements to the overall investment process.

How to Buy and Sell Shares

Fund Shares are listed for secondary trading on the Exchange under the symbol CPRO and individual Fund Shares may only be purchased and sold in the secondary market through a broker-dealer. The Exchange and secondary markets are closed on weekends and also are generally closed on the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

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Fund Facts

The Exchange may close early on the business day before certain holidays and on the day after Thanksgiving Day. Exchange holiday schedules are subject to change without notice. If you buy or sell Fund Shares in the secondary market, you will pay the secondary market price for Fund Shares. In addition, you may incur customary brokerage commissions and charges and may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

The trading prices of Fund Shares will fluctuate continuously throughout trading hours based on market supply and demand rather than the relevant Fund's net asset value, which is calculated at the end of each business day.

Fund Shares will trade on the Exchange at prices that may be above (i.e., at a premium) or below (i.e., at a discount), to varying degrees, the daily net asset value of Fund Shares. The trading prices of Fund Shares may deviate significantly from the Fund's net asset value during periods of market volatility. Given, however, that Fund Shares can be issued and redeemed daily in Creation Units, the Adviser believes that large discounts and premiums to net asset value should not be sustained over long periods.

Authorized Participants may acquire shares directly from the Fund, and Authorized Participants may tender their shares for redemption directly to the Fund, at NAV per share only in Creation Units. Purchases and redemptions directly with the Fund must follow the Fund's procedures, which are described in the SAI.

The Fund may liquidate and terminate at any time without shareholder approval.

Book Entry

Fund Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding Shares of the Fund and is recognized as the owner of all Shares for all purposes.

Investors owning Fund Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Fund Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Fund Shares, you are not entitled to receive physical delivery of stock certificates or to have Fund Shares registered in your name, and you are not considered a registered owner of Fund Shares. Therefore, to exercise any right as an owner of Fund Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or "street name" form.

Fund Share Trading Prices

The trading prices of Shares of the Fund on the Exchange may differ from the Fund's daily NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of Shares of the Fund.

The approximate value of Shares of the Fund, an amount representing on a per share basis the sum of the current market price of the cash or securities, as applicable, accepted by the Fund in exchange for Shares of the Fund and an estimated cash component, if any, is disseminated every 15 seconds throughout the trading day through the facilities of the Consolidated Tape Association. This approximate value should not be viewed as a "real-time" update of the NAV per Share of the Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The Fund is not involved in, or responsible for, the calculation or dissemination of the approximate value of the Fund Shares and the Fund does not make any warranty as to its accuracy.

Frequent Purchases and Redemptions of Fund Shares

Shares of the Fund may be purchased and redeemed directly from the Fund only in Creation Units by Authorized Participants. The vast majority of trading in Shares of the Fund occurs on the secondary market, and does not involve the Fund directly. In-kind purchases and redemptions of Creation Units by Authorized Participants and cash trades on the secondary market are unlikely to cause many of the harmful effects of frequent purchases and/or redemptions of Fund Shares. Cash purchases and/or redemptions of Creation Units, however, can result in disruption of portfolio management, dilution to the Fund and increased transaction costs, which could negatively impact the Fund's ability to achieve its investment objective, and may lead to the realization of capital gains. These consequences may increase as the frequency of cash purchases and redemptions of Creation

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Fund Facts

Units by Authorized Participants increases. However, direct trading by Authorized Participants is critical to ensuring that Fund Shares trade at or close to NAV.

The Fund imposes no restrictions on the frequency of purchases and redemptions ("market timing"). To minimize these potential consequences of frequent purchases and redemptions of Fund Shares, the Fund employs fair valuation pricing, and imposes transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs the Fund incurs in effecting trades. In addition, the Adviser monitors trades by Authorized Participants for patterns of abusive trading and the Fund reserves the right to not accept orders from Authorized Participants that the Adviser has determined may be disruptive to the management of the Fund, or otherwise are not in the best interests of the Fund. For these reasons, the Board has not adopted policies and procedures with respect to frequent purchases and redemptions of Fund Shares. The Trust's policies and procedures regarding frequent purchases and redemptions may be modified by the Board of Trustees at any time.

The Trust's policies and procedures prohibit the practice of any officer or employee of the Trust, a Trust investment adviser (including any sub-adviser), the distributor, custodian, or transfer agent, or other affiliated person of the Trust placing orders to purchase or redeem shares of a series of the Trust after the designated time as of which the Fund calculates its NAV (i.e., "late trading").

Distribution and Service Plan

The Fund has adopted a distribution and service plan ("Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services ("Service Providers"). If a Service Provider provides such services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Fund, however, and there are no current plans to impose these fees. In the event Rule 12b-1 fees are charged, over time they would increase the cost of an investment in the Fund because they would be paid on an ongoing basis.

Fund Website and Disclosure of Portfolio Holdings

The Trust maintains a website for the Fund at www.calamos.com. Among other things, this website includes this Prospectus and the SAI, and will include the Fund's holdings, the Fund's last annual and semi-annual reports (when available), pricing information about Fund Shares trading on the Exchange, daily NAV calculations and a historical comparison of the trading prices to NAV.

Each day the Fund is open for business, the Trust publicly disseminates the Fund's full portfolio holdings as of the close of the previous day through its website at www.calamos.com. A description of the Trust's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the Fund's SAI.

Dividends, Other Distributions and Taxes

Fund Distributions

The Fund distributes its net realized capital gains, if any, to shareholders annually. Ordinarily, dividends from net investment income, if any, are declared and paid at least annually by the Fund.

Distributions in cash may be reinvested automatically in additional whole Fund Shares only if the broker through whom you purchased Fund Shares makes such option available. The Fund realizes capital gains or losses whenever it sells securities. Net long-term capital gains are distributed to shareholders as "capital gain dividends."

Brokers may make available to their customers who own Fund Shares the DTC book-entry dividend reinvestment service. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require Fund shareholders to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and net realized gains will be automatically reinvested in additional whole Fund Shares of the Fund purchased in the secondary market. Without this service, investors would receive their distributions in cash.

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Fund Facts

Taxes

As with any investment, you should consider how your investment in Fund Shares will be taxed. The tax information in this prospectus is provided only as general information. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. However, with respect to certain tax issues, the summaries describe the general tax treatment of certain distributions made to corporations and non-U.S. persons. In addition, this section does not describe your state, local or non-U.S. tax consequences. You should consult your own tax advisor about the tax consequences of an investment in Fund Shares.

Fund distributions to you and the sale or redemption of your Fund Shares will have tax consequences to you. Such consequences may be different if you hold your Fund Shares through a tax-exempt entity or tax-advantaged retirement account, such as an individual retirement account or 401(k) plan.

The Fund has elected to be treated, and intends to qualify each year, as a regulated investment company (a "RIC") under the Code. As a RIC, the Fund is generally not subject to corporate-level U.S. federal income tax on any net ordinary income or capital gains that are timely distributed to shareholders. However, the Fund's failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in corporate-level taxation and, consequently, a reduction in amounts available for distribution to shareholders.

The Fund may enter into option agreements with the same counterparty but has taken the position that the option agreements are separate agreements. Under general tax principles, the Fund would not accrue income on separate option agreements during the term of the agreements. However, if the agreements are treated as one agreement, the Fund might be required to accrue income and make annual distributions of income. If the Fund is required to accrue income, but does not distribute the income to shareholders, the Fund may fail to qualify as a RIC. In addition, if the agreements are treated as one agreement, the Fund may fail either or both of the RIC income and diversification tests.

For purposes of the diversification tests, the identification of the issuer (or, in some cases, issuers) of a particular investment can depend on the terms and conditions of such investment. In particular, there is no published Internal Revenue Service guidance or case law on how to determine the "issuer" of various derivatives that the Fund may enter into. Therefore, there is a risk that the Fund will not meet the Code's diversification requirements and will not qualify, or will be disqualified, as a RIC.

Taxes on Distributions

Distributions by the Fund generally are taxable to you as ordinary income or capital gains. Distributions are subject to federal income tax, whether received in cash or reinvested in additional Fund Shares or shares of another fund, and may be subject to state or local taxes. Distributions of the Fund's "investment company taxable income" generally will be taxable as ordinary income to the extent of the Fund's current or accumulated earnings and profits. Notwithstanding the foregoing, distributions that are attributable to "qualified dividends" received by the Fund may be eligible to be taxed at long-term capital gains rates, as long as the Fund and the shareholder meet certain holding period requirements. It is not anticipated that the Fund will have qualified dividend income.

Distributions of the Fund's net capital gain that are properly reported by the Fund as "capital gain dividends" will generally be taxable to you as long-term capital gains, currently at a maximum rate of 20%, regardless of your holding period in the Fund's Shares. The Fund's option strategy is likely to reduce the amount of dividends that might otherwise qualify as capital gains dividends. Distributions in excess of the Fund's current and accumulated earnings and profits first will reduce your adjusted tax basis in your Fund Shares and, after the adjusted basis is reduced to zero, will constitute capital gain. Such capital gain will be long-term capital gain and thus, will be taxed at a maximum rate of 20%, if the distributions are attributable to Fund Shares that you have held for more than one year.

Certain non-corporate taxpayers will also be subject to a 3.8% U.S. federal Medicare contribution tax with respect to the lesser of (1) their "net investment income" or (2) the excess of their "modified adjusted gross income" over a threshold amount ($200,000 for single taxpayers and $250,000 for taxpayers who are married and filing jointly).

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Fund Facts

Corporate shareholders of the Fund are generally eligible for a dividends-received deduction with respect to ordinary income dividends (but not capital gain dividends) properly designated as eligible for such deduction by the Fund, as long as the Fund and the corporate shareholder meet certain holding period and other requirements. It is not anticipated that the Fund will make distributions eligible for the dividend-received deduction.

Under a dividend reinvestment service, you may have the option to have all cash distributions automatically reinvested in additional Fund Shares. Any distributions reinvested under such a service will nevertheless be taxable to you as described above.

You will have an adjusted basis in the additional Fund Shares purchased through such a reinvestment service equal to the amount of the reinvested distribution plus the amount of any fees charged for the transaction. The additional Fund Shares will have a holding period commencing on the day following the day on which they are credited to your account.

A distribution will reduce the Fund's NAV per Share and generally will be taxable to you as ordinary income or capital gain even if it is paid from income or gains earned by the Fund before you invested in the Fund. From an investment standpoint, such a distribution constitutes a return of capital. However, from a tax standpoint, it constitutes taxable income. In general, distributions are subject to federal income tax as of the date of payment. However, distributions paid in January will be treated as paid on December 31 of the prior year if they were declared and payable to shareholders of record on a date in October, November or December of the prior year.

The Fund's transactions in derivatives, as well as any of its hedging, short sale, securities loan or similar transactions may be subject to one or more special tax rules. These rules may affect whether gains and losses recognized by the Fund are treated as ordinary or capital, accelerate the recognition of income or gains to the Fund, defer losses to the Fund, and cause adjustments in the holding periods of the Fund's securities, thereby affecting whether capital gains and losses are treated as short-term or long-term. These rules could therefore affect the amount, timing and/or character of distributions to shareholders and thus taxes payable by shareholders.

The FLEX Options included in the Fund's portfolio are exchange-traded options. Under Section 1256 of the Code, certain types of exchange-traded options are treated as if they were sold (i.e., "marked to market") at the end of each year. The Fund does not believe that some of the positions in FLEX Options held by the Fund will be subject to Section 1256, which means that the positions will not be marked to market, but the positions will be subject to the straddle rules.

The straddle rules may affect the character of gains (or losses) realized by the Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that the Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

The tax consequences of straddle transactions to the Fund are not entirely clear in all situations under currently available authority. The straddle rules may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to U.S. shareholders in a non-liquidating distribution. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, if the Fund makes a non-liquidating distribution of its short-term capital gain, the amount which must be distributed to U.S. shareholders as ordinary income may be increased substantially as compared to the Fund that did not engage in such transactions.

You may be subject to federal back-up withholding tax, if you do not provide the Fund with a taxpayer identification number (for an individual, a social security number) and make other required certifications, or the Internal Revenue Service informs the Fund that your tax identification number is incorrect. Backup withholding is not an additional tax. You may claim the amount withheld as a credit on your federal income tax return, provided you furnish the appropriate information to the Internal Revenue Service.

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Fund Facts

Taxes When Shares are Sold

Any capital gain or loss realized upon a sale of Fund Shares is generally treated as long-term capital gain or loss if you have held the Fund Shares for more than one year and as short-term capital gain or loss if you have held the Fund Shares for one year or less. The ability to deduct capital losses realized on a sale of Fund Shares may be limited.

Taxes on Purchase and Redemption of Creation Units

An Authorized Participant that exchanges equity securities for Creation Units will generally recognize a gain or a loss on the exchange. Any such gain or loss will be equal to the difference between the market value of the Creation Units at the time of the exchange, plus (or minus) the cash amount received (or paid), and such Authorized Participant's aggregate basis in the securities surrendered. A person who redeems Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the aggregate market value of the securities received plus (or minus) any cash received (or paid), and such person's basis in the Creation Units redeemed. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in the Authorized Participant's economic position with respect to such Creation Units. Persons exchanging securities should consult their own tax advisor with respect to the applicability of the wash sale rules and the availability and timing of a deduction for any loss. In addition, when a regulated investment company redeems a shareholder in kind, the regulated investment company generally is not required to recognize taxable gains in respect of the portfolio securities it distributes to the redeeming shareholder. However, the Fund may be required to recognize taxable gain on the distribution of certain securities, and the Internal Revenue Service may assert that the Fund must recognize taxable gain in respect of certain other securities that the Fund distributes to a shareholder in exchange for Creation Units, which may increase the amount of taxable gains that the Fund would otherwise be required to distribute in order to maintain its qualification as a regulated investment company and avoid the Fund-level tax.

Any capital gain or loss realized upon a redemption of Creation Units is generally treated as long-term capital gain or loss if the Creation Units have been held for more than one year and as short-term capital gain or loss if the Creation Units have been held for one year or less. If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Fund Shares you purchased or sold and at what price.

Authorized Participants that are dealers may be subject to special tax rules and should consult their own tax advisors regarding the tax consequences of purchasing and redeeming Creation Units in their capacity as dealers.

Treatment of Fund Expenses

Expenses incurred and deducted by the Fund will generally not be treated as income taxable to you.

Non-U.S. Investors

If you are a non-U.S. investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you should be aware that, generally, subject to applicable tax treaties, distributions from the Fund will be characterized as dividends for U.S. federal income tax purposes (other than dividends which the Fund properly reports as capital gain dividends) and will be subject to U.S. federal income taxes, including withholding taxes, subject to certain exceptions described below. However, distributions received by a non-U.S. investor from the Fund that are properly reported by the Fund as capital gain dividends may not be subject to U.S. federal income taxes, including withholding taxes, provided that the Fund makes certain elections and certain other conditions are met. The Fund's option strategy is likely to reduce the amount of distributions otherwise eligible to be capital gains dividends.

Distributions may be subject to a U.S. withholding tax of 30% in the case of distributions to (i) certain non-U.S. financial institutions that have not entered into an agreement with the U.S. Treasury to collect and disclose certain information and are not resident in a jurisdiction that has entered into such an agreement with the U.S. Treasury and (ii) certain other non-U.S. entities that do not provide certain certifications and information about the entity's U.S. owners. The Internal Revenue Service and the Department of Treasury have issued proposed regulations providing that these withholding rules will not be applicable to the gross proceeds of share redemptions or capital gains dividends that the Fund pays.

Calamos Russell 2000® Structured Alt Protection ETF®— October
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Fund Facts

Other Tax Matters

The foregoing is only a summary of certain federal income tax considerations of investing in the Fund under current law, which is subject to change in the future. Shareholders who are not U.S. persons within the meaning of the Code, such as non-resident aliens, foreign trusts or estates, or foreign corporations or partnerships may be subject to different U.S. federal income tax treatment.

You may also be subject to state and local taxes on distributions paid by the Fund, and sales and redemptions of Fund Shares. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific tax situation. More information about taxes can be found in the Fund's SAI.

Net Asset Value

The NAV of shares is determined at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on each day the New York Stock Exchange ("NYSE") is open. NAV is computed by determining the aggregate market value of all assets of the Fund, less its liabilities, divided by the total number of shares outstanding (assets-liabilities)/number of shares = NAV). The NYSE is closed on weekends and New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV takes into account the expenses and fees of the Fund, including management, administration, and distribution fees, which are accrued daily. The determination of NAV for the Fund for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received by the Fund (or an authorized broker or agent, or its authorized designee) before the close of trading on the NYSE on that day.

Generally, securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") National Market System for which market quotations are readily available shall be valued using the NASDAQ official closing price. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Futures, swaps and options contracts listed for trading on a futures or options exchange or board of trade for which market quotations are generally available are valued at the last quoted sale price, or, in the absence of a sale, at the mean of the last bid and ask price. Total return swaps on exchange-listed securities are valued at the last quoted sale price, or, in the absence of a sale, at the mean of the last bid and ask price.

Securities held by the Fund are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Board of Trustees ("Valuation Procedures"). If market quotations are not readily available, securities or other assets will be valued at their fair value as determined in good faith by the Adviser in accordance with procedures approved by the Board and evaluated by the Board as to the reliability of the fair value method used. In these cases, the Fund's NAV will reflect certain portfolio securities' fair values rather than their market prices. Fair value pricing involves subjective judgments, and it is possible that the fair value determined for a security or other asset may be materially different than the value that could be realized upon the sale of that security or other asset. The fair value prices can differ from market prices. The Board of Trustees has designated Calamos Advisors as "valuation designee" for the Fund. The valuation designee is responsible for determining the value of the Fund's investments. The designee may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to ensure the process produces reliable results.

The Fund may use independent pricing services to assist in calculating the value of the Fund's securities or other assets.

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Fund Facts

With respect to any portion of the Fund's assets that are invested in one or more open-end management investment companies registered under the 1940 Act, the Fund's net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

Fund Service Providers

State Street Bank and Trust Company ("State Street"), located at One Congress Street, Suite 1, Boston, Massachusetts 02114-2016 serves as the Fund's administrator, custodian, fund accounting and transfer agent.

Calamos Financial Services LLC ("CFS"), located at 2020 Calamos Court, Naperville, Illinois 60563 serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in Fund Shares.

Ropes & Gray LLP, located at 191 North Wacker Drive, 32nd Floor, Chicago, IL 60606, serves as legal counsel to the Trust.

Premium/Discount Information

Information showing the number of days the market price of the Fund Shares was greater (at a premium) and less (at a discount) than the Fund's NAV for the most recently completed calendar year, and the most recently completed calendar quarters since that year (or the life of the Fund, if shorter), is available at www.calamos.com.

Investments by Other Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including Fund Shares. The SEC adopted Rule 12d1-4 under the 1940 Act on November 19, 2020, which became effective January 19, 2021. The Fund is required to comply with the conditions of Rule 12d1-4, which allows, subject to certain conditions, the Fund to invest in other registered investment companies and other registered investment companies to invest in the Fund beyond the limits contained in Section 12(d)(1) of the 1940 Act.

Calamos Russell 2000® Structured Alt Protection ETF® — October
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Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance for the period of October 1, 2024 (commencement of operations) through July 31, 2025. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's financial statements, are included in the SAI, which is available upon request.

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period was as follows:

	OCTOBER 1, 2024• THROUGH JULY 31, 2025
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year	$24.75
Income from investment operations:
Net investment income (loss)(a)	(0.14)
Net realized and unrealized gain (loss)	0.51
Total from investment operations	0.37
Less distributions to common shareholders from:
Net investment income	—
Total distributions	—
Net asset value, end of year	$25.12
TOTAL RETURN APPLICABLE TO COMMON SHAREHOLDERS
Total investment return based on:
Net asset value(b)	1.49%
RATIOS TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Net expenses	0.69	%(c)
Net investment income (loss)	(0.69	%)(c)
SUPPLEMENTAL DATA
Net assets applicable to common shareholders, end of year (000)	$27,627
Portfolio turnover rate(d)(e)	0%

•  Commencement of operations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

(d)  Not annualized.

(e)  Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

PROSPECTUS | November 28, 2025
39

Other Information

Continuous Offering

The method by which Creation Units of Fund Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of Fund Shares are issued and sold by the Fund on an ongoing basis, a "distribution," as such term is used in the Securities Act of 1933, as amended (the "Securities Act"), may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirements and liability provisions of the Securities Act. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Fund Shares and sells the Fund Shares directly to customers or if it chooses to couple the creation of a supply of new Fund Shares with an active selling effort involving solicitation of secondary market demand for Fund Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in Fund Shares, whether or not participating in the distribution of Fund Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not "underwriters" but are participating in a distribution (as contrasted with engaging in ordinary secondary market transactions) and thus dealing with the Fund Shares that are part of an overallotment within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national exchange.

Disclaimer

The Calamos Russell 2000® Structured Alt Protection ETF® — October (the "Fund") has been developed solely by Calamos Advisors. The Fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the "LSE Group"). FTSE Russell is a trading name of certain of the LSE Group companies.

All rights in the Russell 2000® Index (the "Index") vest in the relevant LSE Group company which owns the Index. The Russell 2000® Index is a trademark(s) of the relevant LSE Group company and is used by any other LSE Group company under license.

The Index is calculated by or on behalf of FTSE International Limited, FTSE Fixed Income, LLC or its affiliate, agent or partner. The LSE Group does not accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the Fund. The LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Fund or the suitability of the Index for the purpose to which it is being put by Calamos Advisors.

Summary of Certain Provisions of the Second Amended and Restated Trust Instrument

The summary below is a synopsis of certain provisions contained in the Trust's Second Amended and Restated Trust Instrument (the "Trust Instrument"). Shareholders should refer to the Trust Instrument for further information. Defined terms have the meanings contained in the Trust Instrument.

Derivative Actions

The Second Amended and Restated Trust Instrument (the "Trust Instrument") requires, within Section 9 of Article IV, that before bringing any derivative action on behalf of the Fund, Shareholders must have made a written demand to the Board of Trustees requesting that they cause the Trust or affected Series or Class, as applicable, to file the action itself.

Calamos Russell 2000® Structured Alt Protection ETF®— October
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Other Information

In order to warrant consideration, any such written demand must include at least the following:

(1)  a detailed description of the action or failure to act complained of and the facts upon which each such allegation is made;

(2)  a statement to the effect that the complaining Shareholders believe that they will fairly and adequately represent the interests of similarly situated Shareholders in enforcing the right of the Trust or the affected Series or Class, as applicable and an explanation of why the complaining Shareholders believe that to be the case;

(3)  a certification that the following requirements have been met, as well as information reasonably designed to allow the Trustees to verify that certification:

(a)  each complaining Shareholder was a Shareholder of the Trust or the affected Series or Class, as applicable, at the time of the action or failure to act complained of, or acquired the Shares afterwards by operation of law from a Person who was a Shareholder at that time; and

(b)  each complaining Shareholder was a Shareholder of the Trust or the affected Series or Class, as applicable, as of the time the demand required by Section 9 of Article IV was made; and

(4)  a certification that each complaining Shareholder will be a Shareholder of the Trust or the affected Series or Class, as applicable as of the commencement of the derivative action.

The Trust Instrument further provides that at least 10% of the Shareholders of the Trust or the affected Series or Class, as applicable, must join in bringing the derivative action. This provision does not apply to claims brought under the federal securities laws.

The Trust Instrument also provides that a copy of the derivative complaint must be served on the Trust, assuming the requirements described above have already been met and the derivative action has not been barred as further described in the Trust Instrument.

Forum and Waiver of Jury Trial

Section 10 of Article X of the Trust Instrument outlines which shareholder actions must be brought in state court and which must be brought in federal court. This section states in particular that, unless the Trust consents in writing to the selection of an alternative forum, the Federal District Courts of the United States of America shall be the sole and exclusive forum for the resolution of any complaint asserting a cause of action arising under any federal securities law. This provision may increase costs for a shareholder to bring a claim or may limit a shareholder's ability to bring a claim in a judicial forum that they find more convenient or favorable. While the enforceability of the exclusive forum provisions may be challenged, this section also provides that if any provisions of Section 10 shall be held to be invalid, illegal or unenforceable, the validity, legality and enforceability of the remaining portions will still apply.

Section 10 of Article X of the Trust Instrument also states that shareholders and all other such persons bringing any such suit, action, or proceeding in the Superior Court in the State of Delaware waive the right to a trial by jury to the fullest extent permitted by law.

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41

For more detailed information on the Fund, several additional sources of information are available to you. The Fund's SAI, incorporated by reference into this prospectus, contains detailed information on the Fund's policies and operation. Additional information about the Fund's investments is available in the annual and semi-annual reports to shareholders and in Form N-CSR. In the Fund's annual reports, you will find a discussion of the market conditions and investment strategies that significantly impacted the Fund's performance during the last fiscal year. In Form N-CSR, you will find the Fund's annual and semi-annual financial statements. The Fund's most recent SAI, annual or semi-annual reports and certain other information are available free of charge by calling the Fund at (866) 363-9219, on the Fund's website at www.calamos.com or through your financial advisor. Shareholders may call the toll-free number above with any inquiries.

You may obtain this and other information regarding the Fund, including the SAI and Codes of Ethics adopted by the Adviser, Distributor and the Trust, directly from the SEC. Information on the SEC's website is free of charge. Visit the SEC's on-line EDGAR database at http://www.sec.gov. You may also request information regarding the Fund by sending a request (along with a duplication fee) to the SEC by sending an electronic request to publicinfo@sec.gov.

Calamos Russell 2000® Structured Alt Protection ETF® — October

2020 Calamos Court
Naperville, IL 60563-2787
866.363.9219

www.calamos.com

SEC File
#811-22887

CPROSTAPRO 112825

Dated November 28, 2025

STATEMENT OF ADDITIONAL INFORMATION

Fund	Ticker
Calamos S&P 500® Structured Alt Protection ETF® — January	CPSY
Calamos S&P 500® Structured Alt Protection ETF® — February	CPSF
Calamos S&P 500® Structured Alt Protection ETF® — March	CPSR
Calamos S&P 500® Structured Alt Protection ETF® — April	CPSP
Calamos S&P 500® Structured Alt Protection ETF® — May	CPSM
Calamos S&P 500® Structured Alt Protection ETF® — June	CPSU
Calamos S&P 500® Structured Alt Protection ETF® — July	CPSJ
Calamos S&P 500® Structured Alt Protection ETF® — August	CPSA
Calamos S&P 500® Structured Alt Protection ETF® — September	CPST
Calamos S&P 500® Structured Alt Protection ETF® — October	CPSO
Calamos S&P 500® Structured Alt Protection ETF® — November	CPSN
Calamos S&P 500® Structured Alt Protection ETF® — December	CPSD

2020 Calamos Court
Naperville, Illinois 60563
866.363.9219

This Statement of Additional Information (“SAI”) relates to Calamos S&P 500® Structured Alt Protection ETF® — January, Calamos S&P 500® Structured Alt Protection ETF® — February, Calamos S&P 500® Structured Alt Protection ETF® — March, Calamos S&P 500® Structured Alt Protection ETF® — April, Calamos S&P 500® Structured Alt Protection ETF® — May, Calamos S&P 500® Structured Alt Protection ETF® — June, Calamos S&P 500® Structured Alt Protection ETF® — July, Calamos S&P 500® Structured Alt Protection ETF® — August, Calamos S&P 500® Structured Alt Protection ETF® — September, Calamos S&P 500® Structured Alt Protection ETF® — October, Calamos S&P 500® Structured Alt Protection ETF® — November, and Calamos S&P 500® Structured Alt Protection ETF® — December (each, a “Fund” and collectively, the “Funds”), each of which is a series of the Calamos ETF Trust (the “Trust”). This is not a prospectus, but provides information that should be read in conjunction with the prospectus for each Fund, dated November 28. 2025 and any supplements thereto, which are incorporated herein by reference. Capitalized terms used herein that are not defined have the same meanings as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge by calling a Fund at (866)-363-9219, visiting a Fund’s website at www.calamos.com or through your financial advisor.

References to the Investment Company Act of 1940, as amended (the “1940 Act”), or other applicable law, will include any rules promulgated thereunder and any guidance, interpretations or modifications by the Securities and Exchange Commission (the “SEC”), SEC staff or other authority with appropriate jurisdiction, including court interpretations, and exemptive, no action or other relief or permission from the SEC, SEC staff or other authority.

THE TRUST AND THE FUNDS

The Trust was organized as a Delaware statutory trust on June 17, 2013. The Trust is an open-end, registered management investment company. The Trust currently offers Fund Shares in forty-two series of the Trust. Series other than the Funds are offered through separate prospectuses and statements of additional information and are not further discussed herein. The offering of a Fund’s shares (“Fund Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”).

Each Fund is a non-diversified, actively managed exchange-traded fund. Each Fund offers and issues Fund Shares at net asset value (“NAV”) only in aggregations of a specified number of Fund Shares, generally in exchange for a basket of securities constituting the portfolio holdings of a Fund, together with the deposit of a specified cash payment, or, in certain circumstances, for an all-cash payment. Fund Shares of each Fund will be listed and principally traded on NYSE Arca, Inc. (“NYSE Arca” or the “Exchange”). Fund Shares will trade on the Exchange at market prices that may be below, at, or above NAV.

Unlike mutual funds, Fund Shares are not individually redeemable securities. Rather, a Fund issues and redeems Fund Shares on a continuous basis at NAV in aggregations of a specific number of Fund Shares (each, a “Creation Unit”) In the event of the liquidation of a Fund, the Trust may lower the number of Fund Shares in a Creation Unit. Financial entities known as “authorized participants” (which are discussed in greater detail below) have contractual arrangements with a Fund or the Distributor to purchase and redeem Fund Shares directly with a Fund in Creation Units in exchange for the securities comprising a Fund and/or cash, or some combination thereof. Fund Shares are traded in the secondary market and elsewhere at market prices that may be at, above, or below a Fund’s NAV. Fund Shares are only redeemable in Creation Units by authorized participants. An authorized participant that purchases a Creation Unit of Fund Shares deposits with a Fund a “basket” of securities and/or other assets identified by a Fund that day, and then receives the Creation Unit of Fund Shares in return for those assets. The redemption process is the reverse of the purchase process: the authorized participant redeems a Creation Unit of Fund Shares for a basket of securities and other assets. The basket is generally representative of a Fund’s portfolio, and together with a cash balancing amount, it is equal to the NAV of a Fund Shares comprising the Creation Unit. Pursuant to Rule 6c-11 of the 1940 Act (“Rule 6c-11”), a Fund may utilize baskets that are not representative of a Fund’s portfolio. Such “custom baskets” are discussed in the section entitled “Creations and Redemptions of Creation Units.” Transaction fees and other costs associated with creations or redemptions that include cash may be higher than the transaction fees and other costs associated with in-kind creations or redemptions. In all cases, conditions with respect to creations and redemptions of Fund Shares and fees will be limited in accordance with the requirements of SEC rules and regulations applicable to management investment companies offering redeemable securities.

Unlike index-based ETFs, each Fund is “actively managed” and does not seek to replicate the performance of a specified index.

The Board of Trustees of the Trust (the “Board of Trustees” or the “Trustees”) has the right to establish additional series in the future, to determine the preferences, voting powers, rights and privileges thereof and to modify such preferences, voting powers, rights and privileges without shareholder approval. Fund Shares of any series may also be divided into one or more classes at the discretion of the Trustees. The Trust or any series or class thereof may be terminated at any time by the Board of Trustees upon written notice to the shareholders.

EXCHANGE LISTING AND TRADING

Fund Shares of each Fund are listed and traded on the NYSE Arca. Fund Shares trade on the Exchange or in secondary markets at prices that may differ from their NAV or Intraday Indicative Value (“IIV”), because such prices may be affected by market forces (such as supply and demand for Fund Shares). As is the case of other securities traded on an exchange, when you buy or sell Fund Shares on the Exchange or in the secondary markets your broker will normally charge you a commission or other transaction charges. Further, the Trust reserves the right to adjust the price of Fund Shares in the future to maintain convenient trading ranges for investors (namely, to maintain a price per Share that is attractive to investors) by share splits or reverse share splits, which would have no effect on the NAV.

There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Fund Shares of a Fund will continue to be met. The Exchange may, but is not required to, remove the Fund Shares from listing if, among other things: (i) following the initial 12-month period beginning upon the commencement of trading of Fund Shares, there are fewer than 50 record and/or beneficial owners of Fund Shares; (ii) a Fund is no longer eligible to operate in reliance on Rule 6c-11; (iii) any of the other listing requirements are not continuously maintained; or (iv) any event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove the Shares of the Fund from listing and trading upon termination of the Fund.

The Funds are not sponsored, endorsed, sold or promoted by the Exchange. The Exchange makes no representation or warranty, express or implied, to the owners of Fund Shares of a Fund or any member of the public regarding the advisability of investing in securities generally or in a Fund particularly or the ability of a Fund to achieve its objectives. The Exchange has no obligation or liability in connection with the administration, marketing or trading of the Funds.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Board has adopted a policy regarding the disclosure of information about a Fund’s portfolio securities. Under the policy, portfolio holdings of a Fund, which will form the basis for the calculation of NAV on any day on which the Trust is open for business (“Business Day”), are publicly disseminated prior to the opening of trading on the Exchange that Business Day through financial reporting or news services, including the website www.calamos.com. In addition, each Business Day a portfolio composition file, which displays the basket of securities to be deposited to purchase Creation Units of a Fund (“In-Kind Creation Basket”) and the amount of cash necessary to equal the difference between the NAV of a Creation Unit and the market value of the In-Kind Creation Basket (“Cash Component”), is publicly disseminated prior to the opening of the Exchange via the National Securities Clearing Corporation (“NSCC”).

INVESTMENT OBJECTIVES

Each Fund’s investment objectives are shown below:

The Calamos S&P 500® Structured Alt Protection ETF® — January seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the SPDR® S&P 500® ETF Trust (“Underlying ETF”) up to a cap stated in the prospectus (the “Cap”), while protecting against 100% of the negative price return of the Underlying ETF (before fees and expenses), for periods of approximately one year beginning on or about January 1 of each year.

The Calamos S&P 500® Structured Alt Protection ETF® — February seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the SPDR® S&P 500® ETF Trust (“Underlying ETF”) up to a cap stated in the prospectus (the “Cap”), while protecting against 100% of the negative price return of the Underlying ETF (before fees and expenses), for periods of approximately one year beginning on or about February 1 of each year.

The Calamos S&P 500® Structured Alt Protection ETF® — March seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the SPDR® S&P 500® ETF Trust (“Underlying ETF”) up to a cap stated in the prospectus (the “Cap”), while protecting against 100% of the negative price return of the Underlying ETF (before fees and expenses), for periods of approximately one year beginning on or about March 1 of each year.

The Calamos S&P 500® Structured Alt Protection ETF® — April seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the SPDR® S&P 500® ETF Trust (“Underlying ETF”) up to a cap stated in the prospectus (the “Cap”), while protecting against 100% of the negative price return of the Underlying ETF (before fees and expenses), for periods of approximately one year beginning on or about April 1 of each year.

The Calamos S&P 500® Structured Alt Protection ETF® — May seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the SPDR® S&P 500® ETF Trust (“Underlying ETF”) up to a cap stated in the prospectus (the “Cap”), while protecting against 100% of the negative price return of the Underlying ETF (before fees and expenses), for periods of approximately one year beginning on or about May 1 of each year.

The Calamos S&P 500® Structured Alt Protection ETF® — June seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the SPDR® S&P 500® ETF Trust (“Underlying ETF”) up to a cap stated in the prospectus (the “Cap”), while protecting against 100% of the negative price return of the Underlying ETF (before fees and expenses), for periods of approximately one year beginning on or about June 1 of each year.

The Calamos S&P 500® Structured Alt Protection ETF® — July seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the SPDR® S&P 500® ETF Trust (“Underlying ETF”) up to a cap stated in the prospectus (the “Cap”), while protecting against 100% of the negative price return of the Underlying ETF (before fees and expenses) for periods of approximately one year beginning on or about July 1 of each year.

The Calamos S&P 500® Structured Alt Protection ETF® — August seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the SPDR® S&P 500® ETF Trust (“Underlying ETF”) up to a cap stated in the prospectus (the “Cap”), while protecting against 100% of the negative price return of the Underlying ETF (before fees and expenses), for periods of approximately one year beginning on or about August 1 of each year.

The Calamos S&P 500® Structured Alt Protection ETF® — September seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the SPDR® S&P 500® ETF Trust (“Underlying ETF”) up to a cap stated in the prospectus (the “Cap”), while protecting against 100% of the negative price return of the Underlying ETF (before fees and expenses) for periods of approximately one year beginning on or about September 1 of each year.

The Calamos S&P 500® Structured Alt Protection ETF® — October seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the SPDR® S&P 500® ETF Trust (“Underlying ETF”) up to a cap stated in the prospectus (the “Cap”), while protecting against 100% of the negative price return of the Underlying ETF (before fees and expenses), for periods of approximately one year beginning on or about October 1 of each year.

The Calamos S&P 500® Structured Alt Protection ETF® — November seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the SPDR® S&P 500® ETF Trust (“Underlying ETF”) up to a cap stated in the prospectus (the “Cap”), while protecting against 100% of the negative price return of the Underlying ETF (before fees and expenses), for periods of approximately one year beginning on or about November 1 of each year.

The Calamos S&P 500® Structured Alt Protection ETF® — December seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the SPDR® S&P 500® ETF Trust (“Underlying ETF”) up to a cap stated in the prospectus (the “Cap”), while protecting against 100% of the negative price return of the Underlying ETF (before fees and expenses), for periods of approximately one year beginning on or about December 1 of each year.

Each Fund’s investment objective is non-fundamental and may be changed by a vote of the Fund’s Board, without shareholder approval.

Each Fund has adopted a non-fundamental operating policy that requires it, under normal circumstances, to invest at least 80% of its net assets (plus borrowings for investment purposes, if any) in investments that provide exposure to the S&P 500® Index. Although this requirement may be changed by the Board of Trustees without shareholder approval, each Fund will notify shareholders in writing at least 60 days prior to any change in its 80% policy.

INVESTMENT PRACTICES

The prospectus contains information concerning each Fund’s investment objective and principal investment strategies and risks. This Statement of Additional Information provides additional information concerning certain securities and strategies used by a Fund and their associated risks.

In pursuing its investment objective, a Fund will invest as described below and in a Fund’s prospectus. The table below indicates whether a Fund, directly or indirectly through its investment in the underlying funds, invests in the securities and instruments listed as part of its principal (P) or non-principal (N) investment strategies.

Unless otherwise noted, all investment policies and restrictions described in the Prospectus and Statement of Additional Information are measured at the time of the transaction in the security. If market action affecting fund securities (including, but not limited to, appreciation, depreciation, or a credit rating event) causes a Fund to exceed an investment policy or restriction, Calamos Advisors LLC (“Calamos Advisors” or the “Adviser”) is not required to take immediate action. Under normal market conditions, however, Calamos Advisors will not make any acquisitions that will make a Fund further outside the investment restriction.

INVESTMENTS AND INVESTMENT-RELATED PRACTICES	CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® — JANUARY	CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® — FEBRUARY	CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® — MARCH	CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® — APRIL
Currency Exchange Transactions	P	P	P	P
Equity Securities	P	P	P	P
FLEX Options	P	P	P	P
Illiquid Securities	N	N	N	N
Initial Public Offerings	N	N	N	N
Master Limited Partnerships	N	N	N	N
Options on Securities, Indexes and Currencies*	P	P	P	P
Other Investment Companies	P	P	P	P
Repurchase Agreements	N	N	N	N
Reverse Repurchase Agreements and Other Borrowings	N	N	N	N
Rule 144A Securities	N	N	N	N
Temporary Investments	N	N	N	N
U.S. Government Obligations	P	P	P	P
Warrants*	N	N	N	N
“When-Issued” and Delayed Delivery Securities	N	N	N	N

INVESTMENTS AND INVESTMENT-RELATED PRACTICES	CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® — MAY	CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® — JUNE	CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® — JULY	CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® — AUGUST
Currency Exchange Transactions	P	P	P	P
Equity Securities	P	P	P	P
FLEX Options	P	P	P	P
Illiquid Securities	N	N	N	N
Initial Public Offerings	N	N	N	N
Master Limited Partnerships	N	N	N	N
Options on Securities, Indexes and Currencies*	P	P	P	P
Other Investment Companies	P	P	P	P
Repurchase Agreements	N	N	N	N
Reverse Repurchase Agreements and Other Borrowings	N	N	N	N
Rule 144A Securities	N	N	N	N
Temporary Investments	N	N	N	N
U.S. Government Obligations	P	P	P	P
Warrants*	N	N	N	N
“When-Issued” and Delayed Delivery Securities	N	N	N	N

INVESTMENTS AND INVESTMENT-RELATED PRACTICES	CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® — SEPTEMBER	CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® — OCTOBER	CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® — NOVEMBER	CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® — DECEMBER
Currency Exchange Transactions	P	P	P	P
Equity Securities	P	P	P	P
FLEX Options	P	P	P	P
Illiquid Securities	N	N	N	N
Initial Public Offerings	N	N	N	N
Master Limited Partnerships	N	N	N	N
Options on Securities, Indexes and Currencies*	P	P	P	P
Other Investment Companies	P	P	P	P
Repurchase Agreements	N	N	N	N
Reverse Repurchase Agreements and Other Borrowings	N	N	N	N
Rule 144A Securities	N	N	N	N
Temporary Investments	N	N	N	N
U.S. Government Obligations	P	P	P	P
Warrants*	N	N	N	N
“When-Issued” and Delayed Delivery Securities	N	N	N	N

*	Not including those acquired in connection with investments in synthetic convertible instruments.

CURRENCY EXCHANGE TRANSACTIONS

Currency exchange transactions may be conducted either on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market or through forward currency exchange contracts (“forward contracts”). Forward contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) and price set at the time of the contract.

Forward contracts are usually entered into with banks, foreign exchange dealers and broker-dealers, are not exchange traded, and are usually for less than one year, but may be renewed.

Forward currency exchange transactions may involve currencies of the different countries in which a Fund may invest and serve as hedges against possible variations in the exchange rate between these currencies. Currency exchange transactions are limited to transaction hedging and portfolio hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward contracts with respect to specific receivables or payables of a Fund accruing in connection with the purchase and sale of its portfolio securities or the receipt of dividends or interest thereon. Portfolio hedging is the use of forward contracts with respect to portfolio security positions denominated or quoted in a particular foreign currency. Portfolio hedging allows a Fund to limit or reduce its exposure in a foreign currency by entering into a forward contract to sell such foreign currency (or another foreign currency that acts as a proxy for that currency) at a future date for a price payable in U.S. dollars so that the value of the foreign denominated portfolio securities can be approximately matched by a foreign denominated liability. A Fund may not engage in portfolio hedging with respect to the currency of a particular country to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in that particular currency, except that a Fund may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currencies or currency act as an effective proxy for other currencies. In such a case, a Fund may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in a Fund. A Fund may not engage in “speculative” currency exchange transactions.

At the maturity of the forward contract to deliver a particular currency, a Fund may either sell the portfolio security related to the contract and make delivery of the currency, or it may retain the security and either acquire the currency on the spot market or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract with the same currency trader obligating it to purchase on the same maturity date the same amount of the currency.

It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of a forward contract. Accordingly, it may be necessary for a Fund to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of currency a Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell on the spot market some of the currency received upon the sale of the portfolio security if its market value exceeds the amount of currency a Fund is obligated to deliver.

If a Fund retains the portfolio security and engages in an offsetting currency transaction, it will incur a gain or a loss to the extent that there has been movement in forward contract prices. If a Fund engages in an offsetting currency transaction, it subsequently may enter into a new forward contract to sell the currency. Should forward prices decline during the period between a Fund’s entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, a Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, a Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. A default on the contract would deprive a Fund of unrealized profits or force a Fund to cover its commitments for purchase or sale of currency, if any, at the current market price.

Hedging against a decline in the value of a currency does not eliminate fluctuations in the value of a portfolio security traded in that currency or prevent a loss if the value of the security declines. Hedging transactions also preclude the opportunity for gain if the value of the hedged currency should rise.

Moreover, it may not be possible for a Fund to hedge against a devaluation that is so generally anticipated that a Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates. The cost to a Fund of engaging in currency exchange transactions varies with such factors as the currency involved, the length of the contract period, and prevailing market conditions. Because currency exchange transactions are usually conducted on a principal basis, no fees or commissions are involved.

EQUITY SECURITIES

Equity securities include common and preferred stocks, warrants, rights, and depository receipts. An investment in the equity securities of a company represents a proportionate ownership interest in that company. Therefore, a Fund participates in the financial success or failure of any company in which it has an equity interest.

Equity investments are subject to greater fluctuations in market value than other asset classes as a result of such factors as the issuer’s business performance, investor perceptions, stock market trends and general economic conditions. Equity securities are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments. See the prospectus for additional information regarding equity investments and their risks.

FLEX OPTIONS

FLexible EXchange® Options (“FLEX Options”) are customized option contracts available through national securities exchanges that are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are listed on a U.S. national securities exchange. FLEX Options provide investors with the ability to customize assets referenced by the options, exercise prices, exercise styles (i.e., American-style, exercisable any time prior to the expiration date, or European-style, exercisable only on the option expiration date) and expiration dates, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. Each option contract entitles the holder thereof to purchase (for the call options) or sell (for the put options) Fund Shares of the reference asset at the strike price.

The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer”, with the goal of protecting clearing members and options traders from counterparty risk.

Certain Considerations Regarding Options. The FLEX Options in which each Fund invests will be options on an index, the S&P 500® Index or an exchange-traded fund (“ETF”) (each, a “Reference Asset”). As such, the value of the Fund’s FLEX Options will fluctuate with changes in the value of the securities included in, or held by, the Reference Asset, and thus the Reference Asset’s price return. In addition to the value of the Reference Asset, the value of an option contract, in general, will reflect, among other things, the time remaining until its expiration date, the relationship of the exercise price to the market price of the underlying investment, and general market conditions. Option contracts that expire unexercised have no value.

Each of the options exchanges has established limitations governing the maximum number of call or put options on the same asset that may be bought or written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). Under these limitations, option positions of all investment companies advised by Calamos Advisors LLC (“Calamos” or the “Adviser”) are combined for purposes of these limits. Pursuant to these limitations, an exchange may order the liquidation of positions and may impose other sanctions or restrictions.

These positions limits may restrict the number of listed options that each Fund may buy or sell. The puts and calls on the Reference Asset entitle the purchaser of the option the right to purchase (for a call option) or sell (for a put option) the Reference Asset at a predetermined specified price (the “strike price”). When each Fund writes a call on the Reference Asset, it receives a premium and agrees that the purchaser of the call, upon exercise of the call, will receive from each Fund the delivery of an amount of cash or a specified number of Fund Shares of the Reference Asset in exchange for the strike price. When each Fund buys a call on the Reference Asset, it pays a premium and has the same rights to such call as indicated above. When each Fund buys a put on the Reference Asset, it pays a premium and has the right to require the seller of the put, upon the Fund’s exercise of the put, to deliver an amount of cash or a specified number of Fund Shares of the Reference Asset in exchange for the strike price. When each Fund writes a put on the Reference Asset, it receives a premium and the purchaser of the put has the right to require the Fund to deliver an amount of cash or a specified number of Fund Shares of the Reference Asset in exchange for the strike price. Notwithstanding the above, each Fund utilizes FLEX Options that are cash-settled. Cash-settled option contracts give the holder the right to receive an amount (or owe an amount) of cash upon the exercise of the option contract. Gain or loss depends on changes in the value of the Reference Asset’s price return relative to the strike price for a given option contract. The amount of cash is equal to the difference between the closing price of the Reference Asset’s price return and the exercise price of the option contract times a specified multiple (“multiplier”), which determines the total value for each point of such difference.

Risks of Options on the Reference Asset. If the Fund has purchased an option and exercises it before the closing value for that day is available, it runs the risk that the Reference Asset’s price return may subsequently change. If such a change causes the exercised option to fall out of the money, the Fund will be required to pay the difference between the closing value of the Reference Asset’s value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

LIMITATIONS ON OPTIONS AND FUTURES

If options, futures contracts or futures options of types other than those described herein are traded in the future, a Fund may also use those investment vehicles, provided the board of trustees determines that their use is consistent with a Fund’s investment objectives.

A Fund may not maintain open short positions in futures contracts, call options written on futures contracts or call options written on indexes if, in the aggregate, the market value of all such open positions exceeds the current value of the securities in its portfolio, plus or minus unrealized gains and losses on the open positions, adjusted for the historical relative volatility of the relationship between the portfolio and the positions. For this purpose, to the extent a Fund has written call options on specific securities in its portfolio, the value of those securities will be deducted from the current market value of the securities portfolio.

The use of options and futures is subject to applicable regulations of the Securities and Exchange Commission (“SEC”), the several exchanges upon which they are traded and the Commodity Futures Trading Commission (“CFTC”). For example, the CFTC, certain foreign regulators, and many futures exchanges have established (and continue to evaluate and monitor) speculative position limits (“position limits”) on the maximum speculative position which any person, or group of persons acting in concert, may hold or control in particular contracts. In addition, U.S. federal position limits apply to swaps that are economically equivalent to futures contracts on certain agricultural, metals and energy commodities. All positions owned or controlled by the same person or entity, even if in different accounts, must be aggregated for purposes of complying with the speculative limits. Thus, even if a Fund does not intend to exceed applicable position limits, it is possible that different clients managed by the Adviser and its affiliates may be aggregated for this purpose. Therefore, the trading decisions of the Adviser may have to be modified and positions held by a Fund liquidated in order to avoid exceeding such limits. The modification of investment decisions or the elimination of open positions, if it occurs, may adversely affect the profitability of a Fund. A violation of position limits could also lead to regulatory action materially adverse to a Fund’s investment strategy. A Fund may also be affected by other regimes, including those of the EU and UK, and trading venues that impose position limits on commodity derivative contracts.

Calamos Advisors has claimed an exclusion from the definition of commodity pool operator (“CPO”) with respect to each Fund pursuant to Rule 4.5 under the Commodity Exchange Act (“CEA”). Consequently, Calamos Advisors is not subject to registration or regulation as a commodity pool operator under the CEA.

Under Rule 4.5, if a Fund has exposure commodity interests (such as futures contracts, options on futures contracts and swaps) other than for bona fide hedging purposes (as defined by the CFTC) the aggregate initial margin and premiums required to establish these positions (after taking into account unrealized profits and unrealized losses on any such positions and excluding the amount by which options that are “in-the-money”1 at the time of purchase) may not exceed 5% of a Fund’s NAV, or alternatively, the aggregate net notional value of those positions, as determined at the time the most recent position was established, may not exceed 100% of a Fund’s NAV (after taking into account unrealized profits and unrealized losses on any such positions). Each Fund is subject to the risk that a change in U.S. law and related regulations will impact the way a Fund operates, increase the particular costs of a Fund’s operation and/or change the competitive landscape. In this regard, any further amendments to the CEA or its related regulations that subject a Fund to additional regulation may have adverse impacts on a Fund’s operations and expenses.

ILLIQUID SECURITIES

A Fund may invest up to 15% of its net assets under regulatory rules, taken at market value, in illiquid investments that are assets, including any securities that are not readily marketable either because they are restricted securities or for other reasons. Restricted securities are securities that are subject to restrictions on resale because they have not been registered for sale under the Securities Act of 1933, as amended (“Securities Act”). A position in restricted securities might adversely affect the liquidity and marketability of a portion of a Fund’s portfolio, and a Fund might not be able to sell or dispose of its holdings in such securities promptly or at reasonable prices. In those instances where a Fund is required to have restricted securities held by it registered prior to sale by a Fund and a Fund does not have a contractual commitment from the issuer or seller to pay the costs of such registration, the gross proceeds from the sale of securities would be reduced by the registration costs and underwriting discounts. Any such registration costs are not included in the percentage limitation on a Fund’s investment in restricted securities.

The liquidity of an investment will be determined based on relevant market, trading and investment specific considerations as set out in a Fund’s liquidity risk management program (the “Liquidity Program”) as required by Rule 22e-4 under the 1940 Act (the “Liquidity Rule”). Illiquid investments may trade at a discount to comparable, more liquid investments and a Fund may not be able to dispose of illiquid investments in a timely fashion or at their expected prices. If illiquid investments exceed 15% of a Fund’s net assets, the Liquidity Rule and the Liquidity Program will require that certain remedial actions be taken.

INITIAL PUBLIC OFFERINGS

A Fund may purchase stock in an initial public offering (“IPO”). An IPO is a company’s first offering of stock to the public, typically to raise additional capital. Fund Shares are given a market value reflecting expectations for the company’s future growth. The market for these securities may be more volatile and entail greater risk of loss than investments in larger companies due to the absence of a prior public market, unseasoned trading, a limited number of Fund Shares available for trading, lack of information about the issuer and limited operating history.

The purchase of IPO shares may involve high transaction costs. Because of the price volatility of IPO shares, a Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of a Fund’s portfolio and may lead to increased expenses to a Fund, such as commissions and transaction costs. Calamos Advisors cannot guarantee continued access to IPOs.

MASTER LIMITED PARTNERSHIPS

MLPs differ from investments in common stock as a result of limited control and limited rights to vote on matters affecting the MLP. MLP common units, like other equity securities, can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards an issuer or certain market sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs, like the prices other equity securities, also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios. MLPs generally do not pay federal income tax at the partnership level. Rather, each Partner is allocated a share of the partnerships’ income, gains, losses, deductions and credits. A change in current tax law, or a change in the underlying business of an MLP, could result in an MLP being treated as a corporation, instead of a partnership, for federal income tax purposes, which would result in such MLP being required to pay income tax on its taxable income. This would have the effect of reducing the amount of cash available for distribution by the MLP, potentially reducing the value of the Fund’s investment and consequently your investment in the Fund. Although common units of MLPs trade on various exchanges, certain MLP securities trade less frequently than those of larger companies due to their smaller capitalization. As a result, the price of such MLPs may display abrupt and erratic movements at times. Additionally, it may be more difficult for the Fund to buy and sell significant amounts of such securities without unfavorable impact on prevailing market process. As a result, these securities may be difficult to dispose of at a fair price when Calamos Advisors desires to do so.

1   A call option is “in-the-money” to the extent, if any, that the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is “in-the-money” if the exercise price exceeds the value of the futures contract that is the subject of the option.

OPTIONS ON SECURITIES, INDEXES AND CURRENCIES

A Fund may purchase and sell (write) put options and call options on securities, indexes or foreign currencies. A Fund may purchase agreements, sometimes called cash puts, that may accompany the purchase of a new issue of bonds from a dealer.

A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, a Fund’s purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving such Fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price.

A Fund’s purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect it against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. A Fund may purchase and sell (write) exchange listed options and over-the-counter (“OTC”) options. Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation (“OCC”), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is “in-the-money” (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

OTC options are purchased from or sold to sellers or purchasers (“Option Counterparties”) through direct bilateral agreement with such Option Counterparties. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. A Fund will only sell (write) OTC options (other than OTC currency options) that are subject to a buy-back provision permitting a Fund to require the Option Counterparty to sell the option back to a Fund at a formula price within seven days. A Fund generally is expected to enter into OTC options that have cash settlement provisions, although it is not required to do so. The staff of the SEC currently takes the position that OTC options purchased by a Fund, and portfolio securities “covering” the amount of a Fund’s obligation pursuant to an OTC option sold by it (or the amount of assets equal to the formula price for the repurchase of the option, if any, less the amount by which the option is “in the money”) are illiquid, and are subject to a Fund’s limitation on investing no more than 15% of its net assets in illiquid securities.

A Fund may also purchase and sell (write) options on securities indexes and other financial indexes. Options on securities indexes and other financial indexes are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option or an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

A Fund will sell (write) call options and put options. A written option will be considered “covered” to the extent it has entered into an offsetting transaction or otherwise has segregated or earmarked cash or liquid assets equal to its uncovered obligations under the written option. For example, a call option written by a Fund could be covered by purchasing an offsetting call option, by purchasing or holding the underlying reference security or asset (or a security convertible into the underlying reference security or asset), or by segregating or earmarking cash or liquid assets equal to the exercise price of the written option (or such amount as is not otherwise covered by an offsetting transaction). A Fund writing a call option on an index would be considered as holding an offsetting position to the extent such Fund owned portfolio securities substantially correlating with the movement of the underlying reference index.

If an option written by a Fund expires, a Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Fund expires, a Fund realizes a capital loss equal to the premium paid.

A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, such Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, a Fund will realize a capital gain or, if it is less, a Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security, asset or index in relation to the exercise price of the option, the volatility of the underlying security, asset or index, and the time remaining until the expiration date.

A put or call option purchased by a Fund is an asset of a Fund, valued initially at the premium paid for the option. The premium received for an option written by a Fund is recorded as a deferred credit. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

RISKS ASSOCIATED WITH OPTIONS

There are several risks associated with transactions in options. For example, there are significant differences between the securities markets, the currency markets and the options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve Calamos Advisors’ objective. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

A Fund’s ability to utilize options successfully will depend on Calamos Advisors’ ability to predict pertinent market investments, which cannot be assured. A Fund’s ability to close out its position as a purchaser or seller (writer) of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms. If a Fund were unable to close out an option that it has purchased on a security, it would have to exercise the option in order to realize any profit or the option would expire and become worthless. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security until the option expired. As the writer of a covered call option on a security, a Fund foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call. As the writer of a covered call option on a foreign currency, a Fund foregoes, during the option’s life, the opportunity to profit from any currency appreciation.

The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Option Counterparty (as described above under “Options on Securities, Indexes and Currencies”) fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with a Fund or fails to make a cash settlement payment due in accordance with the terms of that option, a Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, Calamos Advisors must assess the creditworthiness of each such Option Counterparty or any guarantor or credit enhancement of the Option Counterparty’s credit to determine the likelihood that the terms of the OTC option will be satisfied.

A Fund may purchase and sell (write) call options on securities indexes and currencies. Even though a Fund will receive the option premium to help protect it against loss, a call sold by a Fund exposes such Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require a Fund to hold the security or instrument that it might otherwise have sold. In addition, a loss on a call option sold may be greater than the premium received. A Fund may purchase and sell (write) put options on securities indexes and currencies. In selling (writing) put options, there is a risk that a Fund may be required to buy the underlying index or currency at a disadvantageous price above the market price.

OTHER INVESTMENT COMPANIES

A Fund may invest in the securities of other investment companies to the extent that such investments are consistent with a Fund’s investment objective and the policies are permissible under the 1940 Act. Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Additionally, if the investment company or ETF fails to achieve its investment objective, the value of a Fund’s investment will decline, adversely affecting a Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to a Fund. In addition, a Fund may engage in short sales of the securities of other investment companies. When a Fund shorts securities of another investment company, it borrows shares of that investment company which it then sells. A Fund closes out a short sale by purchasing the security that it has sold short and returning that security to the entity that lent the security.

REPURCHASE AGREEMENTS

As part of its strategy for the temporary investment of cash, a Fund may enter into “repurchase agreements” pertaining to U.S. Government securities with member banks of the Federal Reserve System or primary dealers (as designated by the Federal Reserve Bank of New York) in such securities. A Fund may invest in repurchase agreements, provided that a Fund may not invest more than 15% of its net assets in illiquid securities, including repurchase agreements maturing in more than seven days, and any other illiquid securities. A repurchase agreement arises when a Fund purchases a security and simultaneously agrees to resell it to the vendor at an agreed upon future date. The resale price is greater than the purchase price, reflecting an agreed upon market rate of return that is effective for the period of time a Fund holds the security and that is not related to the coupon rate on the purchased security.

Such agreements generally have maturities of no more than seven days and could be used to permit a Fund to earn interest on assets awaiting long-term investment. A Fund requires continuous maintenance by the custodian for a Fund’s account in the Federal Reserve/Treasury Book Entry System of collateral in an amount equal to, or in excess of, the market value of the securities that are the subject of a repurchase agreement. In the event of a bankruptcy or other default of a seller of a repurchase agreement, a Fund could experience both delays in liquidating the underlying security and losses, including: (a) possible decline in the value of the underlying security during the period while a Fund seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and (c) expenses of enforcing its rights. In an effort to reduce these risks, Calamos Advisors will monitor the creditworthiness of the firms with which a Fund enters into repurchase agreements.

The SEC has finalized rules that will require certain transactions involving U.S. Treasuries, including repurchase agreements, to be centrally cleared. Compliance with these rules is expected to be required in the middle of 2027. Although the impact of these rules on the Fund is difficult to predict, they may reduce the availability or increase the costs of such transactions and may adversely affect the Fund’s performance.

REVERSE REPURCHASE AGREEMENTS AND OTHER BORROWINGS

A Fund may enter into reverse repurchase agreements, and economically similar transactions to the extent permitted under the leverage limitations of the 1940 Act and a Fund’s investment restrictions described below. A reverse repurchase agreement is a repurchase agreement in which a Fund is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed-upon time and price. A reverse repurchase agreement enables a Fund to obtain cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without needing to sell portfolio securities, or to earn additional income on portfolio securities, such as Treasury bills or notes. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of securities because it avoids certain market risks and transaction costs.

The SEC has finalized rules that will require certain transactions involving U.S. Treasuries, including reverse repurchase agreements, to be centrally cleared. Compliance with these rules is expected to be required in the middle of 2027. Although the impact of these rules on the Fund is difficult to predict, they may reduce the availability or increase the costs of such transactions and may adversely affect the Fund’s performance.

A Fund also may effect simultaneous purchase and sale transactions that are known as “sale-buybacks.” A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of a Fund’s repurchase of the underlying security.

RULE 144A SECURITIES

The Fund may purchase securities that have been privately placed but that are eligible for purchase and sale by certain qualified institutional buyers, such as the Fund, under Rule 144A (“Rule 144A Securities”) under the Securities Act. Calamos Advisors, under the supervision and oversight of the Trust’s Board of Trustees, will consider whether Rule 144A Securities are illiquid and thus subject to the Fund’s restriction of investing no more than a specified percentage of its net assets in securities that are illiquid at the time of purchase. A determination of whether a Rule 144A Security is liquid or not is a question of fact. In making this determination, Calamos Advisors will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A Security. In addition, Calamos Advisors may consider the (1) frequency of trades and quotes for the security, as well as equivalent or underlying securities (e.g. the underlying common stock of a convertible security), (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer).

The liquidity of Rule 144A Securities will be monitored and, if as a result of changed conditions, it is determined that a Rule 144A Security is no longer liquid, the Fund’s holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Fund does not invest more than 15% of its net assets in illiquid securities. Investing in Rule 144A Securities could have the effect of increasing the amount of the Fund’s assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

TEMPORARY INVESTMENTS

A Fund may make temporary investments without limitation when Calamos Advisors determines that a defensive position is warranted, or as a reserve for possible cash needs. Such investments may be in money market instruments, consisting of obligations of, or guaranteed as to principal and interest by, the U.S. Government or its agencies or instrumentalities; certificates of deposit, bankers’ acceptances and other obligations of domestic banks having total assets of at least $500 million and that are regulated by the U.S. Government, its agencies or instrumentalities; commercial paper rated in the highest category by a recognized rating agency; cash; and repurchase agreements. See “Exhibit A — Description of Ratings” for a description of ratings of certain rating agencies and their significance.

U.S. GOVERNMENT OBLIGATIONS

U.S. Government Obligations include securities that are issued or guaranteed by the U.S. Treasury or by various U.S. Government agencies and instrumentalities. U.S. Treasury obligations (“U.S. Treasuries”) include Treasury bills, Treasury notes, and Treasury bonds. U.S. Treasuries also include the separate principal and interest components of U.S. Treasuries that are traded under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program. U.S. Treasury obligations are backed by the full faith and credit of the U.S. Obligations issued or guaranteed by U.S. Government agencies and instrumentalities may be supported by any of the following: (a) the full faith and credit of the U.S., (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Treasury, (c) the discretionary authority of the U.S. Treasury to lend to such Government agency or instrumentality, or (d) the credit of the agency or instrumentality.

Government agencies that issue or guarantee securities backed by the full faith and credit of the U.S. include the Government National Mortgage Association (“GNMA”) and the Small Business Administration. Government agencies and instrumentalities that issue or guarantee securities not backed by the full faith and credit of the U.S. include the Federal Farm Credit Banks, the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation (“FHLMC”), the Federal National Mortgage Association (“FNMA”), the Federal Land Bank, the Bank for Cooperatives, the Federal Intermediate Credit Bank, the Federal Financing Bank, the Resolution Funding Corporation, the Financing Corporation of America and the Tennessee Valley Authority. In the case of securities not backed by the full faith and credit of the U.S., the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the U.S. in the event the agency or instrumentality does not meet its commitment.

In September 2008, the U.S. Treasury and the Federal Housing Finance Agency (“FHFA”) announced that FNMA and FHLMC had been placed in conservatorship. The conservatorship is still in effect as of the date of this SAI and has no specified termination date. There can be no assurance as to when or how the conservatorship will be terminated or whether FNMA or FHLMC will continue to exist following the conservatorship or what their respective business structures will be during or following the conservatorship. Since that time, FNMA and FHLMC have received significant capital support through U.S. Treasury preferred stock purchases, as well as Treasury and Federal Reserve purchases of their mortgage-backed securities (“MBS”). The FHFA and the U.S. Treasury (through its agreement to purchase FNMA and FHLMC preferred stock) have imposed strict limits on the size of their mortgage portfolios. The FHFA, as conservator, has the power to repudiate any contract entered into by FNMA or FHLMC prior to its appointment if it determines that performance of the contract is burdensome and repudiation of the contract promotes the orderly administration of FNMA’s or FHLMC’s affairs. Further, the FHFA has the right to transfer or sell any asset or liability of FNMA or FHLMC without any approval, assignment or consent. If FHFA were to transfer any such guaranty obligation to another party, holders of FNMA or FHLMC MBS would have to rely on that party for satisfaction of the guaranty obligation and would be exposed to the credit risk of that party. No assurance can be given that the Federal Reserve or the U.S. Treasury will ensure that FNMA and FHLMC remain successful in meeting their obligations with respect to the debt and mortgage-backed securities that they issue.

In addition, the problems faced by FNMA and FHLMC, resulting in their being placed into federal conservatorship and receiving significant U.S. Government support, have sparked serious debate among federal policy makers regarding the continued role of the U.S. Government in providing liquidity for mortgage loans. In December 2011, Congress enacted the Temporary Payroll Tax Cut Continuation Act (“TCCA”) of 2011 which, among other provisions, requires that FNMA and FHLMC increase their single-family guaranty fees by at least 10 basis points and remit this increase to Treasury with respect to all loans acquired by FNMA and FHLMC on or after April 1, 2012 and before January 1, 2022. Serious discussions among policymakers continue, however, as to whether FNMA and FHLMC should be nationalized, privatized, restructured, or eliminated altogether. FNMA reported in the second quarter of 2014 that there was “significant uncertainty regarding the future of our company, including how long the company will continue to exist in its current form, the extent of our role in the market, what form we will have, and what ownership interest, if any, our current common and preferred stockholders will hold in us after the conservatorship is terminated and whether we will continue to exist following conservatorship.” FHLMC faces similar uncertainty about its future role. FNMA and FHLMC also are the subject of several continuing legal actions and investigations over certain accounting, disclosure or corporate governance matters, which (along with any resulting financial restatements) may continue to have an adverse effect on the guaranteeing entities.

A Fund may invest in securities issued or guaranteed by any of the entities listed above or by any other agency established or sponsored by the U.S. Government, provided that the securities are otherwise permissible investments of a Fund. Certain U.S. Government Obligations that have a variable rate of interest readjusted no less frequently than annually will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

A Fund’s yield will fluctuate due to changes in interest rates, economic conditions, quality ratings and other factors. The prepayment experience of the mortgages underlying mortgage-related securities, such as obligations issued by GNMA, may affect the value of, and return on, an investment in such securities.

WARRANTS

A Fund may invest in warrants. A warrant is a right to purchase common stock at a specific price (usually at a premium above the market value of the underlying common stock at time of issuance) during a specified period of time. A warrant may have a life ranging from less than a year to 20 years or longer, but a warrant becomes worthless unless it is exercised or sold before expiration. In addition, if the market price of the common stock does not exceed the warrant’s exercise price during the life of the warrant, the warrant will expire worthless. Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the value of a warrant may be greater than the percentage increase or decrease in the value of the underlying common stock.

“WHEN-ISSUED” AND DELAYED DELIVERY SECURITIES

A Fund may purchase securities on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time a Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. A Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before the settlement date if Calamos Advisors deems it advisable for investment reasons. A Fund may utilize spot and forward foreign currency exchange transactions to reduce the risk inherent in fluctuations in the exchange rate between one currency and another when securities are purchased or sold on a when-issued or delayed-delivery basis.

The use of this investment strategy, as well as entering into reverse repurchase agreements or engaging in other borrowing as described below, may increase net asset value fluctuation.

RECENT MARKET CONDITIONS

In the past decade, financial markets throughout the world have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty and turmoil. This turmoil resulted in unusual and extreme volatility in the equity and debt markets, in the prices of individual securities and in the world economy. Events that have contributed to these market conditions include, but are not limited to, major cybersecurity events, geopolitical events (including wars, terror attacks and public health emergencies), measures to address budget deficits, downgrading of sovereign debt, declines in oil and commodity prices, dramatic changes in currency exchange rates, and public sentiment. In addition, many governments and quasi-governmental entities throughout the world have responded to the turmoil with a variety of significant fiscal and monetary policy changes, including, but not limited to, direct capital infusions into companies, and new monetary programs.

Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a Fund invests, or affect the issuers of such instruments, in ways that are unforeseeable. There is a possibility of future regulatory changes altering, perhaps to a material extent, the nature of an investment in a Fund or the ability of a Fund to continue to implement its investment strategies. The U.S. government has enacted and is continuing to implement legislation that provides for regulation of the derivatives market, including clearing, margin, reporting and registration requirements. The CFTC, SEC, and other federal regulators have adopted and continue to develop rules and regulations enacting the provisions of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”). The Dodd-Frank Act has and will continue to change the way in which the U.S. financial system is supervised and regulated.

Global regulation of the derivatives market in particular has undergone substantial change in the past decade, including clearing, margin, trade execution, reporting and registration requirements. Because these requirements continue to evolve, their impact on the Funds remains unclear. These and other new rules and regulations could, among other things, restrict a Fund’s ability to engage in derivatives transactions (for example, by making certain types of derivatives transactions no longer available to the Fund) and/or increase the costs of such derivatives transactions, and the Fund may be unable to execute its investment strategy as a result. Global requirements may also result in increased uncertainty about counterparty credit risk, and they may also limit the flexibility of a Fund to protect its interests in the event of an insolvency of a derivatives counterparty. In the event of a counterparty’s (or its affiliate’s) insolvency, a Fund’s ability to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral, could be stayed or eliminated under special resolution regimes adopted in the United States, the European Union, the United Kingdom and various other jurisdictions. Such regimes provide government authorities with broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, with respect to counterparties who are subject to such proceedings in the European Union or the United Kingdom, the liabilities of such counterparties to a Fund could be reduced, eliminated, or converted to equity in such counterparties (sometimes referred to as a “bail in”).

Governments or their regulatory agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such ownership or disposition may have positive or negative effects on the liquidity, valuation and performance of a Fund’s portfolio holdings.

Following financial crises, such as the global financial crisis fueled by the COVID-19 pandemic, the Federal Reserve generally attempted to stabilize the U.S. economy and support the U.S. economic recovery by keeping the federal funds rate low. Following such periods, the Federal Reserve terminated certain of its market support activities and raised interest rates. With continued economic recovery and the cessation of certain market support activities, a Fund may face a heightened level of interest rate risk as a result of a rise or increased volatility in interest rates. These policy changes may reduce liquidity for certain of a Fund’s investments, causing the value of a Fund’s investments and share price to decline.

As economies and financial markets throughout the world are increasingly interconnected, the likelihood increases that geopolitical conflicts in one country or region will adversely impact markets or issuers in other countries or regions, including in ways that are difficult to predict or foresee. Economic, financial or political events, trading and tariff arrangements, terrorism, natural disasters, rapid technological developments, such as artificial intelligence, and other circumstances in one country or region could have profound impacts on global economies or markets. Widespread disease and virus epidemics, such as the recent coronavirus outbreak, could likewise be highly disruptive, adversely affecting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds’ investments. The impacts of these conflicts or events can be exacerbated by failures of governments and societies to respond adequately to a geopolitical conflict and subsequent emerging events or threats. As a result, whether or not the Funds invest in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Funds’ investments may be negatively affected.

Trade disputes may affect investor and consumer confidence and adversely affect financial markets and the broader economy, perhaps suddenly and to a significant degree. The U.S. government has indicated its intent to alter its approach to international trade policy and, in some cases, to renegotiate or potentially terminate certain existing bilateral or multilateral trade agreements and treaties with foreign countries and has made proposals and taken actions related thereto. In addition, the U.S. government has recently imposed tariffs on certain foreign goods and has indicated a willingness to impose tariffs on imports of other products. Some foreign governments, including China, have instituted retaliatory tariffs on certain U.S. goods and have indicated a willingness to impose additional tariffs on U.S. products. Other countries, including Mexico, have threatened retaliatory tariffs on certain U.S. products. Global trade disruption, significant introductions of trade barriers, and bilateral trade frictions, together with any future downturns in the global economy resulting therefrom, could adversely affect the financial performance of a Fund and its investments. U.S. trade policy has changed rapidly in the past, and may do so in the future, and it may be an ongoing source of instability, potentially resulting in significant currency fluctuations and/or having other adverse effects on international markets, international trade agreements, and/or other existing cross-border cooperation arrangements (whether economic, tax, fiscal, legal, regulatory, or otherwise). To the extent trade disputes escalate globally, there could be additional significant impacts on the sectors or industries in which a Fund invests and other adverse impacts on the Funds’ overall performance.

TAX RISK

Each Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The federal income tax treatment of the securities in which a Fund may invest, including the Fund’s option strategy, may not be clear or may be subject to recharacterization by the Internal Revenue Service. It could be more difficult to comply with the tax requirements applicable to RICs if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the Internal Revenue Service. Any such failure to comply with the rules applicable to RICs could cause a Fund to fail to qualify as such. To qualify and maintain its status as a RIC, a Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published Internal Revenue Service guidance or case law on how to determine the “issuer” of certain derivatives that a Fund will enter into. Based upon the language in the legislative history, each Fund intends to treat the issuer of an equity option as the referenced asset and to treat any income it may derive from an equity option as “qualifying income” under the provisions of the Code applicable to RICs. In the case of FLEX Options, assuming the referenced asset qualifies as a RIC, treating the issuer as the referenced asset, would allow the Fund to count the FLEX Options as automatically diversified investments under the RIC diversification requirements. If the income is not qualifying income or the issuer of equity options, including FLEX Options, is not appropriately the referenced asset, a Fund may not qualify, or may be disqualified, as a RIC. If a Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

Each Fund’s investments in offsetting positions with respect to the Underlying ETF may affect the character of gains or losses realized by the Fund under the Code’s “straddle” rules and may increase the amount of short-term capital gain realized by the Fund. Certain options a Fund holds may not qualify as “Section 1256 contracts” under Section 1256 of the Code, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

In the event that a shareholder purchases Fund Shares of a Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

There is a risk that if the offsetting FLEX Options are held by a single person, the IRS may take the position that the FLEX Options, viewed together, should be treated as a single debt instrument for federal tax purposes. The result of such a position would be that the Fund would fail the RIC diversification tests, causing the RIC to be taxed as a C corporation, unless certain cure rights based upon reasonable cause may apply. The Fund has obtained an opinion of tax counsel that the FLEX Options should not be collapsed into a single instrument. However, such an opinion is not binding upon the IRS or the courts.

ARTIFICIAL INTELLIGENCE

Artificial intelligence (“AI”) refers to computer systems that can perform tasks that would otherwise require human intelligence. AI is typically designed to analyze data, learn from patterns and experiences, make decisions, and solve problems. AI can be categorized into two types: narrow AI, which is designed for specific tasks, and general AI, which has the ability to perform any intellectual task that a human can do and includes generative AI (“GAI”). GAI is a type of AI technology that produces new text, images, audio, and other content based on training data that includes examples of the desired output. Typically, users enter questions, queries, or other inputs that prompt the GAI model or tool to produce output. In addition, some software uses GAI to suggest changes, summarize information, or translate text. AI has various applications in many fields such as healthcare, finance, transportation, and law.

Recent technological developments in, and the increasingly widespread use of, AI technologies may pose risks to a Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of AI technologies. As AI technologies are used more widely, the profitability and growth of Fund holdings may be impacted, which could significantly impact the overall performance of the Fund. AI is highly reliant on the collection and analysis of large amounts of data and complex algorithms, but it is not possible nor practicable to incorporate all data that would be relevant for a task conducted by AI. Therefore, it is possible that the information provided through use of AI could be insufficient, incomplete, inaccurate or biased. AI and its current and potential future applications, including in the investment and financial sectors, as well as the regulatory frameworks within which they operate, continue to rapidly evolve, and it is impossible to predict the full extent of future applications or regulations or their impact on the Adviser or a Fund.

INVESTMENT RESTRICTIONS

Each Fund is classified as a non-diversified, open-end management investment company. Except as noted below, each Fund operates under the following investment restrictions and may not:

(i)  acquire more than 10%, taken at the time of a particular purchase, of the outstanding voting securities of any one issuer;

(ii)  act as an underwriter of securities, except insofar as it may be deemed an underwriter for purposes of the Securities Act on disposition of securities acquired subject to legal or contractual restrictions on resale;

(iii)  purchase or sell real estate (although it may purchase securities secured by real estate or interests therein, or securities issued by companies that invest in real estate or interests therein), commodities or commodity contracts, except that each Fund may enter into (a) futures, options and options on futures, (b) forward contracts and (c) other financial transactions not requiring the delivery of physical commodities;

(iv)  make loans, but this restriction shall not prevent a Fund from (a) investing in debt obligations, (b) investing in repurchase agreements or (c) lending portfolio securities, provided, however, that it may not lend securities if, as a result, the aggregate value of all securities loaned would exceed 33% of its total assets (taken at market value at the time of such loan);

(v)  borrow, except from banks, other affiliated funds and other entities to the extent permitted under the 1940 Act;2,3,4

(vi)  invest in a security if more than 25% of a Fund’s total assets (taken at market value at the time of a particular purchase) would be invested in the securities of issuers in any particular industry or group of industries, except to the extent that the Underlying ETF invests more than 25% of its assets in an industry or group of industries. This restriction does not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or securities of other investment companies.

(vii)  issue any senior security, except to the extent permitted under the 1940 Act;5

The above restrictions are fundamental policies and may not be changed with respect to a Fund without the approval of a “majority” of the outstanding shares of a Fund, which for this purpose means the approval of the lesser of (a) more than 50% of the outstanding voting securities of a Fund or (b) 67% or more of the outstanding shares if the holders of more than 50% of the outstanding shares of a Fund are present or represented at the meeting by proxy.

In addition to the fundamental restrictions listed above, each Fund has adopted the following as non-fundamental policies:

(a)  To the extent other Calamos Funds invest in a Fund in reliance on section 12(d)(1)(G), a Fund may not acquire any securities of registered open-end investment companies or unit investment trusts in reliance on section 12(d)(1)(F) or (G) of the 1940 Act;6

2  A Fund does not intend to purchase securities when its borrowings exceed 5% of total assets.

3  A Fund’s borrowing practices are limited by the 1940 Act. Currently, under the 1940 Act, a Fund may borrow in an aggregate amount not exceeding 33 1/3% of its total assets, including the proceeds of borrowings, for any purpose, but borrowings from entities other than banks may not exceed 5% of its total assets and may be only as a temporary measure for extraordinary or emergency purposes, unless a Fund has received an exemptive order from the SEC permitting it to borrow from other affiliated funds in excess of 5% of its total assets.

4  Certain trading practices and investments, such as reverse repurchase agreements, may be considered to be borrowings or involve leverage and thus are subject to the Investment Company Act restrictions. In accordance with Rule 18f-4 under the Investment Company Act, when a Fund engages in reverse repurchase agreements and similar financing transactions, a Fund may either (i) maintain asset coverage of at least 300% with respect to such transactions and any other borrowings in the aggregate, or (ii) treat such transactions as “derivatives transactions” and comply with Rule 18f-4 with respect to such transactions. Short-term credits necessary for the settlement of securities transactions and arrangements with respect to securities lending will not be considered to be borrowings under the policy. Practices and investments that may involve leverage but are not considered to be borrowings are not subject to the policy.

5  Currently, under the 1940 Act, a “senior security” does not include any promissory note or evidence of indebtedness where the indebtedness is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the issuer at the time the loan is made. A loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed.

6  Under Section 12(d)(1)(A) of the 1940 Act, a Fund generally must limit its investment in other investment companies so that, as determined immediately after a Fund invests in another investment company: (i) not more than 3% of the outstanding voting shares of any one investment company will be owned by a Fund; (ii) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; and (iii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group, except as permitted under the 1940 Act, the rules thereunder or SEC exemptive relief. Currently, under the 1940 Act, the rules thereunder and SEC exemptive relief, a Fund may invest in other investment companies in excess of the above limitations if certain requirements are met, including (i) that a Fund complies with Rule 12d1-4 under the 1940 Act or (ii) that any Fund whose shares are acquired by another Fund in accordance with Section 12(d)(1)(G) of the 1940 Act shall not purchase securities of a registered open-end investment company or registered unit investment trust in reliance on either Section 12(d)(1) (F) or Section 12(d)(1)(G) of the 1940 Act. A Fund may also invest without limitation in money market funds, provided a Fund complies with Rule 12d1-1 under the 1940 Act. These limitations do not apply in connection with a merger, consolidation, reorganization or acquisition of substantially all the assets of another investment company.

(b)  A Fund may not invest in companies for the purpose of exercising control or management;

(c)  A Fund may not purchase securities on margin (except for use of such short-term credits as are necessary for the clearance of transactions, including transactions in options, futures and options on futures), or participate on a joint or a joint and several basis in any trading account in securities, except in connection with transactions in options, futures and options on futures;

(d)  A Fund may not make short sales of securities, except that a Fund may make short sales of securities (i) if a Fund owns an equal amount of such securities, or owns securities that are convertible or exchangeable, without payment of further consideration, into an equal amount of such securities, (ii) other than those described in clause (i), provided that no more than 20% of its net assets would be deposited with brokers as collateral or allocated to segregated accounts in connection with all outstanding short sales other than those described in clause (i);

(e)  A Fund will invest no more than 15% of its net assets in illiquid securities. Illiquid securities mean any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

The non-fundamental investment restrictions above may be changed by the Board of Trustees without shareholder approval. Notwithstanding the foregoing investment restrictions, a Fund may purchase securities pursuant to the exercise of subscription rights. Far Eastern and European corporations frequently issue additional capital stock by means of subscription rights offerings to existing shareholders at a price substantially below the market price of the shares. The failure to exercise such rights would result in a Fund’s interest in the issuing company being diluted. The market for such rights is not well developed in all cases and, accordingly, a Fund may not always realize full value on the sale of rights. The exception applies in cases where the limits set forth in the investment restrictions would otherwise be exceeded by exercising rights or would have already been exceeded as a result of fluctuations in the market value of a Fund’s portfolio securities with the result that a Fund would be forced either to sell securities at a time when it might not otherwise have done so, to forego exercising the rights.

MANAGEMENT

TRUSTEES AND OFFICERS

The management of the Trust, including general supervision of the duties performed for the Funds under the investment management agreement between the Trust and Calamos Advisors, is the responsibility of its Board of Trustees. Each trustee elected will hold office for the lifetime of the Trust or until such trustee’s earlier resignation, death or removal; however, each trustee who is not an interested person of the Trust shall retire as a trustee at the end of the calendar year in which the trustee attains the age of 75 years.

The following table sets forth each trustee’s name, year of birth, position(s) with the Trust, number of portfolios in the Calamos Fund Complex overseen, principal occupation(s) during the past five years and other directorships held, and date first elected or appointed. Each trustee oversees each series of the Trust, including each Fund.

TRUSTEES WHO ARE INTERESTED PERSONS OF THE TRUST:

NAME AND YEAR OF BIRTH	POSITION(S) AND LENGTH OF TIME WITH THE TRUST	PORTFOLIOS IN FUND COMPLEX OVERSEEN	PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS AND OTHER DIRECTORSHIPS	EXPERIENCE, QUALIFICATIONS, ATTRIBUTES, SKILLS FOR BOARD MEMBERSHIP
John P. Calamos, Sr. (1940)*	Chairman, Trustee and President (since 2014)	72	Founder, Chairman and Global Chief Investment Officer, Calamos Asset Management, Inc. (“CAM”), Calamos Investments LLC (“CILLC”), Calamos Advisors LLC and its predecessor (“Calamos Advisors”) and Calamos Wealth Management LLC (“CWM”); Global Chief Investment Officer, Calamos Antetokounmpo Asset Management LLC, doing business as CGAM (“CGAM”); Director, CAM; and previously Chief Executive Officer, Calamos Financial Services LLC and its predecessor (“CFS”), CAM, CILLC, Calamos Advisors, and CWM	Served for multiple years as a trustee of the Trust; more than 25 years of experience in the financial services industry; experience serving on boards of other entities, including other investment companies; and earned a Masters of Business Administration degree

John S. Koudounis (1966)*	Trustee (since September 2025) and Vice President (since 2016)	75^^	President (since February 2021) and Chief Executive Officer, CAM, CILLC, Calamos Advisors, CWM, and CFS (since 2016); Chairman and Chief Executive Officer (since 2022), CGAM; Director, CAM (since 2016); prior thereto President and Chief Executive Officer (2010-2016), Mizuho Securities USA Inc.	More than 25 years of experience in the financial services industry; experience serving on boards of other entities, including other investment companies.

TRUSTEES WHO ARE NOT INTERESTED PERSONS OF THE TRUST:

NAME AND YEAR OF BIRTH	POSITION(S) AND LENGTH OF TIME WITH THE TRUST	PORTFOLIOS IN FUND COMPLEX^ OVERSEEN	PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS AND OTHER DIRECTORSHIPS	EXPERIENCE, QUALIFICATIONS, ATTRIBUTES, SKILLS FOR BOARD MEMBERSHIP
Hugh P. Armstrong (1961)	Trustee (since September 2025)	72	Partner (1997-2021) of PricewaterhouseCoopers LLP (professional services firm) (held various positions from 1988-1997); Chair of the Board of Trustees of Escuela De Guadalupe School (since 2024 and Trustee 2014-2017 and since 2021); Trustee and Treasurer of Denver Ballet Guild Endowment Trust (since 2021); Director of the Friends of Queen’s University of Belfast (since 2024); Former Chair of the Board and Trustee of St. Mary’s Academy (2004-2012); Former Chair and President of the Learning Source (1999-2004)	More than 25 years of experience in the financial services industry.

Virginia G. Breen (1964)	Trustee (since 2015)	72	Private Investor; Trustee, UBS NY Fund Cluster (open-end funds) (since 2023)**; Director, Paylocity Holding Corporation (since 2018); Trustee, Neuberger Berman Private Equity Registered Funds (registered private equity funds) (since 2015)***; Director, UBS A&Q Fund Complex (closed-end funds) (since 2008)****; Trustee, Jones Lang LaSalle Income Property Trust, Inc. (REIT) (2004-2023); Director, Tech and Energy Transition Corporation (blank check company) (2021-2023))	Served for multiple years as a trustee of the Trust; more than 25 years of experience in the financial services industry; experience serving on boards of other entities, including other investment companies; and earned a Masters of Business Administration degree

John E. Neal (1950)	Trustee (since 2014); Lead Independent Trustee (since 2019)	75^^	Retired; private investor; Director, Creation Investments (private international microfinance company); Director, Equity Residential Trust (publicly-owned REIT); Director, Centrust Bank (Northbrook, Illinois community bank); formerly, Director, Neuro-ID (private company providing prescriptive analytics for the risk industry) (until 2021); formerly, Partner, Linden LLC (health care private equity) (until 2018)	Served for multiple years as a trustee of the Trust; more than 25 years of experience in the financial services industry; experience serving on boards of other entities, including other investment companies; and earned a Masters of Business Administration degree

Jeffrey S. Phlegar (1966)	Trustee (since September 2025)	72	Chairman and CEO of MacKay Shields (2011-2024); EVP and Chief Investment Officer AllianceBernstein (1988- 2011); former Senior member of the Management and M&A Committees of New York Life Investment Management, LLC (2018-Q1/2024); Chairman of the Plainview Funds (Irish QIAF) Board of Directors (2013- Q1/2024); Advisory Committee Member – Brewer Lane Ventures Fund I & II (2020-Present)	More than 25 years of experience in the financial services industry; experience serving on boards of other entities, including other investment companies; and earned a Masters of Business Administration degree.

William R. Rybak (1951)	Trustee (since 2014)	72	Private investor; Chairman (since 2016) and Director (since 2010), Christian Brothers Investment Services Inc.; Trustee, Jackson Credit Opportunities Fund (since 2023); Trustee, JNL Series Trust and JNL Investors Series Trust (since 2007), JNL Variable Fund LLC (2007-2020), Jackson Variable Series Trust (2018-2020) and JNL Strategic Income Fund LLC (2007-2018), (open-end mutual funds)*****; Trustee, Lewis University (since 2012); formerly Director, Private Bancorp (2003-2017); Executive Vice President and Chief Financial Officer, Van Kampen Investments, Inc. and subsidiaries (investment manager) (until 2000)	Served for multiple years as a trustee of the Trust; more than 25 years of experience in the financial services industry; experience serving on boards of other entities, including other investment companies; and earned a Masters of Business Administration degree

Karen L. Stuckey (1953)	Trustee (since 2022)	72	Partner (1990-2012) of PricewaterhouseCoopers LLP (professional services firm) (held various positions 1975-1990); Member of Executive, Nominating, and Audit Committees and Chair of Finance Committee (1992-2006); formerly, Trustee, Denver Board of Oppenheimer Funds (open-end mutual funds) (2012-2019)	More than 25 years of experience in the financial services industry; experience serving on boards of other entities, including other investment companies

Christopher M. Toub (1959)	Trustee (since 2022)	75^^	Private investor; formerly Director of Equities, AllianceBernstein LP (until 2012)	More than 25 years of experience in the financial services industry; experience serving on boards of other entities, including other investment companies; and earned a Masters of Business Administration degree

NAME AND YEAR OF BIRTH	POSITION(S) AND LENGTH OF TIME WITH THE TRUST	PORTFOLIOS IN FUND COMPLEX^ OVERSEEN	PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS AND OTHER DIRECTORSHIPS	EXPERIENCE, QUALIFICATIONS, ATTRIBUTES, SKILLS FOR BOARD MEMBERSHIP
Lloyd A. Wennlund (1957)	Trustee (since 2022)	72	Board Member, Mutual Fund Directors Forum (2023-present); Trustee and Chairman, Datum One Series Trust (since 2020)******; Expert Affiliate, Bates Group, LLC (financial services consulting and expert testimony firm) (since 2018); Executive Vice President, The Northern Trust Company (1989-2017); President and Business Unit Head of Northern Funds and Northern Institutional Funds (1994-2017); Director, Northern Trust Investments (1998-2017); Governor (2004-2017) and Executive Committee member (2011-2017), Investment Company Institute Board of Governors; Member, Securities Industry Financial Markets Association (SIFMA) Advisory Council, Private Client Services Committee and Private Client Steering Group (2006-2017); Board Member, Chicago Advisory Board of the Salvation Army (2011-2019)	More than 25 years of experience in the financial services industry; experience serving on boards of other entities, including other investment companies and earned a Masters of Business Administration degree

^ The Fund Complex consists of Calamos Investment Trust, Calamos Advisors Trust, Calamos Convertible Opportunities and Income Fund, Calamos Convertible and High Income Fund, Calamos Strategic Total Return Fund, Calamos Global Total Return Fund, Calamos Global Dynamic Income Fund, Calamos Dynamic Convertible and Income Fund, Calamos Long/Short Equity & Dynamic Income Trust, Calamos ETF Trust, Calamos Antetokounmpo Sustainable Equities Trust, Calamos Aksia Alternative Credit and Income Fund, Calamos Aksia Private Equity and Alternatives Fund, and Calamos Aksia Hedged Strategies Fund.

^^   Messrs. Koudounis, Neal, and Toub are the only Trustees of the Trust who oversee Calamos Aksia Alternative Credit and Income Fund, Calamos Aksia Private Equity and Alternatives Fund, and Calamos Aksia Hedged Strategies Fund.

*   Messrs. Calamos and Koudounis are trustees who are each an “interested person” of the Trust as defined in the 1940 Act because each is an officer of the Trust and is an affiliated person of Calamos Advisors and CFS.

** Overseeing forty-one portfolios in fund complex.

*** Overseeing nineteen portfolios in fund complex.

**** Overseeing four portfolios in fund complex.

***** Overseeing 134 portfolios in fund complex.

****** Overseeing eleven portfolios in fund complex.

The address of each trustee is 2020 Calamos Court, Naperville, Illinois 60563.

OFFICERS. The preceding table gives information about John P. Calamos, Sr., who is Chairman, Trustee, and President of the Trust and John S. Koudounis, who is Trustee and Vice President of the Trust. The following table sets forth each other officer’s name, year of birth, position with the Trust and date first appointed to that position, and principal occupation(s) during the past five years. Each officer serves until his or her successor is chosen and qualified or until his or her resignation or removal by the Board of Trustees.

NAME AND YEAR OF BIRTH	POSITION(S) WITH TRUST	PRINCIPAL OCCUPATION(S)
Stephen Atkins (1965)	Treasurer (since 2022)	Senior Vice President, Head of Fund Administration (since February 2020), Calamos Advisors; prior thereto Consultant, Fund Accounting and Administration, Vx Capital Partners (March 2019-February 2020); Chief Financial Officer and Treasurer of SEC Registered Funds, and Senior Vice President, Head of European Special Purpose Vehicles Accounting and Administration, Avenue Capital Group (2010-2018)

Daniel Dufresne (1974)	Vice President (since 2022)	Executive Vice President and Chief Operating Officer, CAM, CILLC, Calamos Advisors, and CWM (since April 2021); President, CGAM (since 2022); prior thereto Citadel (1999-2020); Partner (2008-2020); Managing Director, Global Treasurer (2008-2020); Global Head of Operations (2011-2020); Global Head of Counterparty Strategy (2018-2020); Senior Advisor to the COO (2020); CEO, Citadel Clearing LLC (2015-2020).

Thomas E. Herman (1961)	Vice President (since 2016) and Chief Financial Officer (2016-2017 and since 2019)	Executive Vice President (since February 2021) and Chief Financial Officer, CAM, CILLC, Calamos Advisors, and CWM (since 2016); Chief Financial Officer and Treasurer, CGAM (since 2022); prior thereto, Chief Financial Officer and Treasurer, Harris Associates (2010-2016)

Walter Kelly (1970)	Chief Compliance Officer (since 2025)	Senior Vice President, Chief Compliance Officer - Calamos Funds (since 2025), Co-Chief Compliance Officer - Calamos Advisors (since 2025); prior thereto, General Counsel, Cedar Pine, LLC (2021-2025); Chief Compliance Officer SBB Research Group, LLC (2021-2025); Managing Director Nuveen Investments (2017-2020), Senior Vice President (2008-2017) and Chief Compliance Officer Nuveen Funds (2006-2020).

Thomas P. Kiley III (1968)	Vice President (since 2024)	Senior Vice President, Chief Distribution Officer (since 2024), CAM, CILLC, and Calamos Advisors; Principal Executive Officer and Chief Distribution Officer (since 2024), CFS; Vice President (since 2024), CGAM; prior thereto Managing Director, RIA Eastern Divisional Sales Manager, Blackrock Investments, Inc. (2017-2024)

Erik D. Ojala (1975)	Vice President and Secretary (since 2023)	Senior Vice President, General Counsel and Secretary, CAM, CILLC, Calamos Advisors, CWM (since 2023); Chief Legal Officer, CGAM (since 2023); General Counsel and Secretary, CFS (since 2023); prior thereto, Executive Vice President and General Counsel (2017-2023), Secretary (2010-2023) and Chief Compliance Officer (2021-2023), Harbor Capital Advisors, Inc.; Director and Secretary (2019-2023) and Chief Compliance Officer (2022-2023), Harbor Trust Company, Inc.; Director, Executive Vice President (2017-2023) and Chief Compliance Officer (2017-2021, 2022-2023), Harbor Funds Distributors, Inc.; Director (2017-2023), Assistant Secretary (2014-2023) and Chief Compliance Officer (2022-2023), Harbor Services Group, Inc.; Chief Compliance Officer, Harbor ETF Trust (2021-2023); and Chief Compliance Officer of Harbor Funds (2017-2023).

The address of each officer is 2020 Calamos Court, Naperville, Illinois 60563.

COMMITTEES OF THE BOARD OF TRUSTEES. The Trust’s Board of Trustees has established five standing committees: the Executive Committee, the Dividend Committee, the Audit Committee, the Valuation Committee and the Governance Committee.

Executive Committee. Messrs. John Calamos and John E. Neal are members of the executive committee, which has authority during intervals between meetings of the Board of Trustees to exercise the powers of the board, with certain exceptions. John Calamos is an interested trustee of the Trust.

Dividend Committee. Mr. John Calamos serves as the sole member of the dividend committee. The dividend committee is authorized, subject to Board review, to declare distributions on the Fund Shares of the Trust’s series in accordance with such series’ distribution policies, including, but not limited to, regular dividends, special dividends and short- and long-term capital gains distributions.

Audit Committee. Messrs. Armstrong, Neal, Phlegar, Rybak (Chair), Toub and Wennlund and Mses. Breen and Stuckey serve on the audit committee. The audit committee operates under a written charter adopted and approved by the board. The audit committee selects independent auditors, approves services to be rendered by the auditors, monitors the auditors’ performance, reviews the results of the Trust’s audit and responds to other matters deemed appropriate by the board. All members of the audit committee are independent trustees of the Trust.

Valuation Committee. Messrs. Armstrong, Neal, Phlegar, Rybak, Toub, and Wennlund (Chair) and Mses. Breen and Stuckey serve on the valuation committee. The valuation committee operates under a written charter approved by the board. The valuation committee oversees valuation matters of the Trust delegated to the valuation designee, including the fair valuation determinations and methodologies proposed and utilized by the valuation designee, reviews the Trust’s valuation procedures and their application by the valuation designee, reviews pricing errors and procedures for calculation of net asset value of each series of the Trust and responds to other matters deemed appropriate by the board.

Governance Committee. Messrs. Armstrong, Neal, Phlegar, Rybak, Toub and Wennlund and Mses. Breen (Chair) and Stuckey serve on the governance committee. The governance committee operates under a written charter adopted and approved by the board. The governance committee oversees the independence and effective functioning of the Board of Trustees and endeavors to be informed about good practices for fund boards. It also makes recommendations to the board regarding compensation of independent trustees. The governance committee also functions as a nominating committee by making recommendations to the Board of Trustees regarding candidates for election as non- interested trustees. The governance committee looks to many sources for recommendations of qualified trustees, including current trustees, employees of Calamos Advisors, current shareholders of a Fund, search firms that are compensated for their services and other third-party sources. Any such search firm identifies and evaluates potential candidates, conducts screening interviews and provides information to the governance committee with respect to the individual candidates and the market for available candidates. In making trustee recommendations, the governance committee considers a number of factors, including a candidate’s background, integrity, knowledge and relevant experience. These factors are set forth in an appendix to the committee’s charter. Any prospective candidate is interviewed by the trustees and officers, and references are checked. The governance committee will consider shareholder recommendations regarding potential trustee candidates that are properly submitted to the governance committee for its consideration.

A Fund shareholder who wishes to propose a trustee candidate must submit any such recommendation in writing via regular mail to the attention of the Trust’s Secretary, at the address of the Trust’s principal executive offices. The shareholder recommendation must include:

●  the number and class of all shares of the Trust’s series owned beneficially or of record by the nominating shareholder at the time the recommendation is submitted and the dates on which such shares were acquired, specifying the number of shares owned beneficially;

●  a full listing of the proposed candidate’s education, experience (including knowledge of the investment company industry, experience as a director or senior officer of public or private companies, and directorships on other boards of other registered investment companies), current employment, date of birth, business and residence address, and the names and addresses of at least three professional references;

●  information as to whether the candidate is, has been or may be an “interested person” (as such term is defined in the 1940 Act) of the Trust, Calamos Advisors or any of its affiliates, and, if believed not to be or have been an “interested person,” information regarding the candidate that will be sufficient for the committee to make such determination;

●  the written and signed consent of the candidate to be named as a nominee and to serve as a trustee of the Trust, if elected;

●  a description of all arrangements or understandings between the nominating shareholder, the candidate and/or any other person or persons (including their names) pursuant to which the shareholder recommendation is being made, and if none, so specify;

●  the class or series and number of all shares of the Trust’s series owned of record or beneficially by the candidate, as reported by the candidate; and

●  such other information that would be helpful to the governance committee in evaluating the candidate.

The governance committee may require the nominating shareholder to furnish other information it may reasonably require or deem necessary to verify any information furnished pursuant to the procedures delineated above or to determine the qualifications and eligibility of the candidate proposed by the nominating shareholder to serve as a trustee. If the nominating shareholder fails to provide such additional information in writing within seven days of receipt of written request from the governance committee, the recommendation of such candidate will be deemed not properly submitted for consideration, and the governance committee is not required to consider such candidate.

Unless otherwise specified by the governance committee’s chairman or by legal counsel to the non-interested trustees, the Trust’s Secretary will promptly forward all shareholder recommendations to the governance committee’s chairman and the legal counsel to the non-interested trustees, indicating whether the shareholder recommendation has been properly submitted pursuant to the procedures adopted by the governance committee for the consideration of trustee candidates nominated by shareholders.

Recommendations for candidates as trustees will be evaluated, among other things, in light of whether the number of trustees is expected to change and whether the trustees expect any vacancies. During periods when the governance committee is not actively recruiting new trustees, shareholder recommendations will be kept on file until active recruitment is under way. After consideration of a shareholder recommendation, the governance committee may dispose of the shareholder recommendation.

In addition to the above committees, there is a valuation designee, appointed by the board of trustees, comprised of officers of the Trust and employees of Calamos Advisors.

The following table identifies the number of meetings the Board of Trustees and each committee held during the fiscal period ended July 31, 2025:

NUMBER OF MEETINGS DURING FISCAL PERIOD ENDED JULY 31, 2025
Board	9
Executive Committee	0
Audit Committee	4
Governance Committee	4
Dividend Committee	12
Valuation Committee	4

LEADERSHIP STRUCTURE AND QUALIFICATIONS OF THE BOARD OF TRUSTEES. The Board of Trustees is responsible for oversight of the Trust. The Trust has engaged Calamos Advisors to manage a Fund on a day-to-day basis. The Board of Trustees oversees Calamos Advisors and certain other principal service providers in the operations of each Fund. The Board of Trustees is currently composed of ten members, eight of whom are non-interested trustees. The Board of Trustees meets in-person at regularly scheduled meetings four times throughout the year. In addition, the board may meet in-person or by telephone at special meetings or on an informal basis at other times. As described above, the Board of Trustees has established five standing committees — Audit, Dividend, Executive, Governance and Valuation — and may establish ad hoc committees or working groups from time to time to assist the Board of Trustees in fulfilling its oversight responsibilities. The non-interested trustees also have engaged independent legal counsel to assist them in fulfilling their responsibilities. Such independent legal counsel also serves as counsel to the Trust.

The chairman of the Board of Trustees is an “interested person” of the Trust (as such term is defined in the 1940 Act). The non-interested trustees have appointed a lead independent trustee. The lead independent trustee serves as a liaison between Calamos Advisors and the non-interested trustees and leads the non-interested trustees in all aspects of their oversight of a Fund. Among other things, the lead independent trustee reviews and approves, with the chairman, the agenda for each board and committee meeting and facilitates communication among the Trust’s non-interested trustees. The trustees believe that the board’s leadership structure is appropriate given the characteristics and circumstances of the Trust. The trustees also believe that this structure facilitates the exercise of the board’s independent judgment in fulfilling its oversight function and efficiently allocates responsibility among committees.

The Board of Trustees has concluded that, based on each trustee’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other trustees, each trustee should serve as a member of the board. In making this determination, the board has taken into account the actual service of the trustees during their tenure in concluding that each should continue to serve. The board also has considered each trustee’s background and experience. Set forth below is a brief discussion of the specific experience qualifications, attributes or skills of each trustee that led the board to conclude that he or she should serve as a trustee.

Each of Mses. Breen and Stuckey and Messrs. Calamos, Neal, Rybak, Toub, and Wennlund has served for multiple years as a trustee of the Trust. In addition, each of Mses. Breen and Stuckey and Messrs. Armstrong, Calamos, Koudounis, Neal, Phlegar, Rybak, Toub, and Wennlund has more than 25 years of experience in the financial services industry. Each of Mses. Breen and Stuckey and Messrs. Calamos, Koudounis, Neal, Phlegar, Rybak, Toub, and Wennlund has experience serving on boards of other entities, including other investment companies. Each of Ms. Breen and Messrs. Calamos, Neal, Phlegar, Rybak, Toub, and Wennlund has earned a Masters of Business Administration degree.

RISK OVERSIGHT. The operation of an ETF, including its investment activities, generally involves a variety of risks. As part of its oversight of a Fund, the Board of Trustees oversees risk through various regular board and committee activities. The Board of Trustees, directly or through its committees, reviews reports from, among others, Calamos Advisors, the Trust’s Compliance Officer, the Trust’s independent registered public accounting firm, outside legal counsel, and internal auditors of Calamos Advisors or its affiliates, as appropriate, regarding risks faced by a Fund and the risk management programs Calamos Advisors and certain service providers. The actual day-to-day risk management with respect to a Fund resides with Calamos Advisors and other service providers to a Fund. Although the risk management policies of Calamos Advisors and the service providers are designed to be effective, there is no guarantee that they will anticipate or mitigate all risks. Not all risks that may affect a Fund can be identified, eliminated or mitigated and some risks simply may not be anticipated or may be beyond the control of the Board of Trustees or Calamos Advisors, its affiliates or other service providers.

TRUSTEE AND OFFICER COMPENSATION. John P. Calamos, Sr. and John S. Koudounis, the trustees who are an “interested person” of the Funds, do not receive compensation from the Funds. Although they are compensated, the non-interested trustees do not receive any pension or retirement benefits from the Funds. Mr. Kelly is the only Trust officer who receives compensation from the Funds. The following table sets forth the total compensation (including any amounts deferred, as described below) paid by the Funds during the periods indicated to each of the current trustees and officers compensated by the Funds.

	Aggregate	Total Compensation
	Compensation	from Calamos
	from the Funds	Funds Complex
Name	8/1/24-7/31/25	8/1/24-7/31/25(1)
John P. Calamos, Sr.	$-	$-
John S. Koudounis*	$-	$-
Hugh P. Armstrong*	$-	$-
Virginia Breen	$9,925	$220,000
John E. Neal(2)	$11,279	$310,000	(3)
Jeffrey S. Phlegar*	$-	$-
William R. Rybak	$10,376	$230,000
Karen Stuckey	$9,474	$210,000
Christopher Toub	$9,474	$210,000
Lloyd A. Wennlund	$9,925	$220,000
Walter Kelly**	$83	$1,510

(1) Consisting of 49 portfolios as of the end of the period indicated. It should be noted that no compensation is reflected for each Fund that did not launch before July 31, 2025.

(2) Includes fees deferred during the relevant period pursuant to a deferred compensation plan. Deferred amounts are treated as though such amounts have been invested and reinvested in shares of one or more of the Funds as selected by the trustee. As of July 31, 2025 the value of the deferred compensation accounts for Mr. Neal was $3,564,427.

(3) Includes compensation received from the Calamos Aksia Alternative Credit and Income Fund in the amount of $60,000. Such compensation is subject to a different compensation schedule and allocation.

* Messrs. Armstrong, Koudounis, and Phlegar were elected to the Board effective September 1, 2025.

** Mr. Kelly was designated as Chief Compliance Officer effective July 29, 2025.

The compensation paid to the non-interested trustees of Calamos Funds for their services as such consists of an annual retainer fee in the amount of $210,000, with annual supplemental retainers of $40,000 to the lead independent trustee, $20,000 to the chair of the audit committee and $10,000 to the chair of any other committee. Each non-interested trustee receives a meeting attendance fee of $7,000 for any special board meeting attended in person or $3,500 for any special board meeting attended by telephone.

Compensation paid to the non-interested trustees is allocated among the series of the Calamos Funds in accordance with a procedure determined from time to time by the board.

The Trust has adopted a deferred compensation plan for non-interested trustees (the “Plan”). Under the Plan, a trustee who is not an “interested person” of Calamos Advisors and has elected to participate in the Plan (a “participating trustee”) may defer receipt of all or a portion of his or her compensation from the Trust in order to defer payment of income taxes or for other reasons. The deferred compensation payable to the participating trustee is credited to the trustee’s deferred compensation account as of the business day such compensation otherwise would have been paid to the trustee. The value of a trustee’s deferred compensation account at any time is equal to what the value would be if the amounts credited to the account had instead been invested in shares of one or more of the Funds as designated by the trustee. Thus, the value of the account increases with contributions to the account or with increases in the value of the measuring shares, and the value of the account decreases with withdrawals from the account or with declines in the value of the measuring shares. If a participating trustee retires, the trustee may elect to receive payments under the plan in a lump sum or in equal annual installments over a period of five years. If a participating trustee dies, any amount payable under the Plan will be paid to the trustee’s beneficiaries. A Fund’s obligation to make payments under the Plan is a general obligation of that Fund. No Fund is liable for any other Fund’s obligations to make payments under the Plan.

Calamos S&P 500® Structured Alt Protection ETF® — January, Calamos S&P 500® Structured Alt Protection ETF® — February, Calamos S&P 500® Structured Alt Protection ETF® — March, Calamos S&P 500® Structured Alt Protection ETF® — April, and Calamos S&P 500® Structured Alt Protection ETF® — June had not yet publicly offered any Fund Shares for sale prior to December 31, 2024. Accordingly, no trustee owned “beneficially” (within the meaning of that term as defined in Rule 16a-1(a)(2) under the 1934 Act) any Fund Shares of Calamos S&P 500® Structured Alt Protection ETF® — January, Calamos S&P 500® Structured Alt Protection ETF® — February, Calamos S&P 500® Structured Alt Protection ETF® — March, Calamos S&P 500® Structured Alt Protection ETF® — April, and Calamos S&P 500® Structured Alt Protection ETF® — June as of December 31, 2024. As of December 31, 2024, each trustee beneficially owned (as determined pursuant to Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended (“1934 Act”)) shares in each Fund, and of all funds in a Fund Complex having values within the indicated dollar ranges.*

	Calamos S&P 500® Structured Alt Protection ETF® – January	Calamos S&P 500® Structured Alt Protection ETF® – February	Calamos S&P 500® Structured Alt Protection ETF® – March	Calamos S&P 500® Structured Alt Protection ETF® – April	Calamos S&P 500® Structured Alt Protection ETF® – May	Calamos S&P 500® Structured Alt Protection ETF® – June
John P. Calamos, Sr.(1)	None	None	None	None	$1-$10,000	None
John S. Koudounis(2)	None	None	None	None	None	None
Hugh Armstrong(2)	None	None	None	None	None	None
Virginia G. Breen	None	None	None	None	None	None
John E. Neal	None	None	None	None	None	None
Jeffrey Phlegar(2)	None	None	None	None	None	None
William R. Rybak	None	None	None	None	None	None
Karen L. Stuckey	None	None	None	None	None	None
Christopher M. Toub	None	None	None	None	None	None
Lloyd A. Wennlund	None	None	None	None	None	None

	Calamos S&P 500® Structured Alt Protection ETF® – July	Calamos S&P 500® Structured Alt Protection ETF® – August	Calamos S&P 500® Structured Alt Protection ETF® – September	Calamos S&P 500® Structured Alt Protection ETF® – October	Calamos S&P 500® Structured Alt Protection ETF® – November	Calamos S&P 500® Structured Alt Protection ETF® – December	AGGREGATE DOLLAR RANGE OF SHARES OF ALL FUNDS IN THE FUND COMPLEX
John P. Calamos, Sr.(1)	$1-$10,000	$1-$10,000	$1-$10,000	$1-$10,000	$1-$10,000	$1-$10,000	Over $100,000
John S. Koudounis(2)	None	None	None	None	None	None	Over $100,000
Hugh Armstrong(2)	None	None	None	None	None	None	None
Virginia G. Breen	None	None	None	None	None	None	Over $100,000
John E. Neal	None	None	None	None	None	None	Over $100,000
Jeffrey Phlegar(2)	None	None	None	None	None	None	None
William R. Rybak	None	None	None	None	None	None	Over $100,000
Karen L. Stuckey	$50,001-$100,000	None	None	None	None	None	Over $100,000
Christopher M. Toub	None	None	None	None	None	None	Over $100,000
Lloyd A. Wennlund	None	None	None	None	None	None	Over $100,000

(1)  Pursuant to Rule 16a-1(a)(2) of the 1934 Act, John P. Calamos, Sr. may be deemed to have indirect beneficial ownership of Fund shares held by Calamos Investments LLC, its subsidiaries, and its parent companies (Calamos Asset Management, Inc. and Calamos Partners LLC, and its parent company Calamos Family Partners, Inc.) due to his direct or indirect ownership interest in those entities. As a result, these amounts reflect any holdings of those entities in addition to the individual, personal accounts of John P. Calamos, Sr.

(2) Messrs. Armstrong, Koudounis, and Phlegar were elected to the Board effective September 1, 2025.

*  Valuation as of December 31, 2024.

CODE OF ETHICS. Personnel of Calamos Advisors and Calamos Financial Services LLC (“CFS”), the Funds’ distributor, are permitted to make personal securities transactions, including transactions in securities that the Trust may purchase, sell or hold, subject to requirements and restrictions set forth in the Code of Ethics of the Trust and the Code of Ethics of Calamos Advisors and CFS. The Codes of Ethics adopted pursuant to Rule 17j-1 under the 1940 Act contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities of Calamos Advisors and CFS personnel and the interests of investment advisory clients such as the Trust. Among other things, the Codes of Ethics prohibit certain types of transactions absent prior approval, impose time periods during which personal transactions may not be made in certain securities, and require the submission of duplicate broker confirmations and statements and quarterly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Codes of Ethics may be granted in particular circumstances after review by appropriate personnel.

Affiliates of Calamos Advisors and CFS, CAM, CILLC, Calamos Partners LLC (“CPL”), Calamos Family Partners, Inc. (“CFP”) and the owners of these affiliates, which include John P. Calamos, Sr. and members of his family (“Calamos Family”), may invest in and hedge investments made by them in products managed by Calamos Advisors to support the continued growth of our investment products and strategies, including investments to seed new products. Notwithstanding any provision to the contrary in the Code of Ethics, investments and corresponding hedging transactions made by Calamos Advisors, CFS, CAM, CILLC, CPL, CFP and the Calamos Family in Calamos products (excluding Closed-End Funds and ETFs) are not subject to restrictions of the Code of Ethics, such as the short-term trading ban. However, these hedging transactions are subject to pre-clearance by the Corporate Investment Committee. Calamos Advisors’ CCO and Funds’ CCO are copied in the approval process. In addition, these entities do not receive preferential treatment over clients. (They may, however, be traded together with discretionary client transactions.)

The General Counsel may approve additional strategies or instruments based on unusual market circumstances and on the determination that the transactions would not impact the broader market or conflict with any customer activity.

PROXY VOTING PROCEDURES. Each Fund has delegated proxy voting responsibilities to Calamos Advisors, subject to the board of trustees’ general oversight. Each Fund expects Calamos Advisors to vote proxies related to that Fund’s portfolio securities for which the Fund has voting authority consistent with the Fund’s best interests. Calamos Advisors has adopted its own Proxy Voting Policies and Procedures (the “Policies”). The Policies address, among other things, conflicts of interest that may arise between the Funds’ interests, and the interests of Calamos Advisors and its affiliates.

The following is a summary of the Policies used by Calamos Advisors in voting proxies.

To assist it in voting proxies, Calamos Advisors has established a Proxy Review Committee (“committee”) comprised of members of its Portfolio Management (which may include portfolio managers and/or research analysts), Operations, Legal and Compliance Departments. The committee and/or its members will vote proxies using the following guidelines.

In general, if Calamos Advisors believes that a company’s management and board have interests sufficiently aligned with the Fund’s interest, Calamos Advisors will vote in favor of proposals recommended by the company’s management, including, but not by way of limitation, management’s recommendations on the election of directors but will consider both meeting attendance and number of boards each board member sits on when determining its vote.

Calamos Advisors has assigned its administrative duties with respect to the proxy analysis and voting decisions to the “Proxy Group” (the Investment team — research analysts and portfolio management), and administrative processing to its Corporate Actions Group within the Operations Department. To assist it in analyzing proxies, Calamos subscribes to Glass Lewis an unaffiliated third-party corporate governance research service that provides in-depth analyses of shareholder meeting agendas and voting recommendations. Glass Lewis facilitates the voting of each proxy by applying Calamos’ custom proxy voting rules (“proxy voting policy”) to the proposal(s). Any proxy proposal that is not covered by the proxy voting guidelines is reviewed and considered by Calamos’ proxy group and voted in accordance with that review. Calamos has two sets of custom proxy voting rules: environmental, social and governance (“Sustainable Strategies”) proxy voting rules, and non-Sustainable Strategies proxy voting rules.

Finally, Calamos Advisors has established procedures to help identify and resolve conflicts of interests that might arise when voting proxies for the Funds. Calamos will generally apply its proxy voting policy to proxy proposals regardless of whether a conflict has been identified. However, in these situations, the Proxy Group will refer the proxy proposal, along with the recommended course of action, if any, to the Proxy Review Committee or a subcommittee thereof (each, a “committee”) for evaluation. The committee will independently review the proposals and determine the appropriate action to be taken. The committee will then memorialize the conflict and the procedures used to address the conflict.

The Trust is required to file with the SEC its complete proxy voting record for the 12-month period ending June 30, by no later than August 31 of each year. The Trust’s proxy voting record for the most recent 12-month period ending June 30 is available by August 31 of each year (1) on the SEC’s website at www.sec.gov, (2) on the Calamos Funds’ website at www.calamos.com, and (3) without charge, upon request, by calling 866.363.9219 or emailing caminfo@calamos.com.

You may obtain a copy of Calamos Advisors’ Policies by calling 866.363.9219, by emailing caminfo@calamos.com, or by writing Calamos Advisors at: Calamos Investments, Attn: Client Services, 2020 Calamos Court, Naperville, IL 60563, and on the SEC’s website at www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS. The Trust has adopted a policy regarding the disclosure of information about the Trust’s portfolio holdings. The Board must approve all material amendments to this policy. A Fund’s portfolio holdings are publicly disseminated each day a Fund is open for business through financial reporting and news services including publicly accessible Internet web sites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Fund Shares, together with estimates and actual cash components, is publicly disseminated daily prior to the opening of the Exchange via the National Securities Clearing Corporation (“NSCC”). The basket represents one Creation Unit of a Fund. The Trust and Calamos Advisors will not disseminate non-public information concerning the Trust.

Calamos Advisors and CFS carry out the policies and procedures governing disclosure of portfolio security holdings, and as such have access to information regarding portfolio security holdings on a daily basis and may disclose that information to a Fund’s service providers and other third parties only in accordance with the policies and procedures adopted by the Board of Trustees.

NON-PUBLIC DISCLOSURE

Disclosures required by Applicable Law. The Funds, Calamos Advisors and CFS may disclose portfolio security holdings information of a Fund as may be required by applicable law, rule, regulation or court order. Any officer of a Fund, Calamos Advisors or CFS is authorized to disclose portfolio security holdings pursuant to these policies and procedures.

As part of each Fund’s compliance program under Rule 38a-1 under the 1940 Act, the Trust’s Chief Compliance Officer periodically will review or cause to be reviewed portfolio security holding disclosures in order to seek compliance with these policies and procedures. The Board of Trustees oversees disclosures through the reporting of the Chief Compliance Officer.

The Funds, Calamos Advisors and CFS do not receive compensation or other consideration for the disclosure of portfolio security holdings.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding Fund Shares of a Fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a company or acknowledges the existence of control.

All shares of the Funds are entered on the records of Depository Trust Company (“DTC”), a security depository, in the name of its nominee for the account of a participant of DTC (“DTC Participant”). As of October 31, 2025, the name and percentage ownership of each DTC Participant that owned of record 5% or more of the outstanding shares of the Funds were as follows:

Fund	Registration	Number of Shares % Fund
Calamos S&P 500® Structured Alt Protection ETF® – January	STATE STREET BANK & TRUST/STATE STREET TOTALETF	281,065.00
	1776 HERITAGE DRIVE	32.12%
	NORTH QUINCY MA 02169

	CHARLES SCHWAB & CO., INC.	211,979.00
	2423 E LINCOLN DRIVE	24.23%
	PHOENIX AZ 85016-1215

	NATIONAL FINANCIAL SERVICES LLC	190,280.00
	499 WASHINGTON BLVD	21.75%
	JERSEY CITY NJ 07310

Fund	Registration	Number of Shares % Fund
Calamos S&P 500® Structured Alt Protection ETF® – February	STATE STREET BANK & TRUST/STATE STREET TOTALETF	276,390.00
	1776 HERITAGE DRIVE	29.88%
	NORTH QUINCY MA 02169

	CHARLES SCHWAB & CO., INC.	252,088.00
	2423 E LINCOLN DRIVE	27.25%
	PHOENIX AZ 85016-1215

	NATIONAL FINANCIAL SERVICES LLC	223,743.00
	499 WASHINGTON BLVD	24.19%
	JERSEY CITY NJ 07310

Calamos S&P 500® Structured Alt Protection ETF® – March	STATE STREET BANK & TRUST/STATE STREET TOTALETF	279,016.00
	1776 HERITAGE DRIVE	31%
	NORTH QUINCY MA 02169

	NATIONAL FINANCIAL SERVICES LLC	239,151.00
	499 WASHINGTON BLVD	26.57%
	JERSEY CITY NJ 07310

	CHARLES SCHWAB & CO., INC.	198,316.00
	2423 E LINCOLN DRIVE	22.04%
	PHOENIX AZ 85016-1215

	PERSHING LLC	89,521.00
	ONE PERSHING PLAZA	9.95%
	JERSEY CITY NJ 07399

Calamos S&P 500® Structured Alt Protection ETF® – April	STATE STREET BANK & TRUST/STATE STREET TOTALETF	267,385.00
	1776 HERITAGE DRIVE	44.56%
	NORTH QUINCY MA 02169

	NATIONAL FINANCIAL SERVICES LLC	126,815.00
	499 WASHINGTON BLVD	21.14%
	JERSEY CITY NJ 07310

	CHARLES SCHWAB & CO., INC.	107,016.00
	2423 E LINCOLN DRIVE	17.84%
	PHOENIX AZ 85016-1215

	GOLDMAN SACHS & CO. LLC	52,234.00
	30 HUDSON STREET	8.71%
	PROXY DEPARTMENT
	JERSEY CITY NJ 07302

Calamos S&P 500® Structured Alt Protection ETF® – May	CHARLES SCHWAB & CO., INC.	795,074.00
	2423 E LINCOLN DRIVE	38.32%
	PHOENIX AZ 85016-1215

	NATIONAL FINANCIAL SERVICES LLC	588,077.00
	499 WASHINGTON BLVD	28.34%
	JERSEY CITY NJ 07310

	STATE STREET BANK & TRUST/STATE STREET TOTALETF	242,711.00
	1776 HERITAGE DRIVE	11.7%
	NORTH QUINCY MA 02169

	PERSHING LLC	108,765.00
	ONE PERSHING PLAZA	5.24%
	JERSEY CITY NJ 07399

Fund	Registration	Number of Shares % Fund
Calamos S&P 500® Structured Alt Protection ETF® – June	STATE STREET BANK & TRUST/STATE STREET TOTALETF	255,463.00
	1776 HERITAGE DRIVE	63.87%
	NORTH QUINCY MA 02169

	CHARLES SCHWAB & CO., INC.	67,928.00
	2423 E LINCOLN DRIVE	16.98%
	PHOENIX AZ 85016-1215

	NATIONAL FINANCIAL SERVICES LLC	30,367.00
	499 WASHINGTON BLVD	7.59%
	JERSEY CITY NJ 07310

Calamos S&P 500® Structured Alt Protection ETF® – July	NATIONAL FINANCIAL SERVICES LLC	513,296.00
	499 WASHINGTON BLVD	33.12%
	JERSEY CITY NJ 07310

	CHARLES SCHWAB & CO., INC.	494,213.00
	2423 E LINCOLN DRIVE	31.88%
	PHOENIX AZ 85016-1215

	STATE STREET BANK & TRUST/STATE STREET TOTALETF	262,246.00
	1776 HERITAGE DRIVE	16.92%
	NORTH QUINCY MA 02169

	PERSHING LLC	125,460.00
	ONE PERSHING PLAZA	8.09%
	JERSEY CITY NJ 07399

Calamos S&P 500® Structured Alt Protection ETF® – August	CHARLES SCHWAB & CO., INC.	554,353.00
	2423 E LINCOLN DRIVE	31.68%
	PHOENIX AZ 85016-1215

	NATIONAL FINANCIAL SERVICES LLC	448,360.00
	499 WASHINGTON BLVD	25.62%
	JERSEY CITY NJ 07310

	STATE STREET BANK & TRUST/STATE STREET TOTALETF	262,516.00
	1776 HERITAGE DRIVE	15%
	NORTH QUINCY MA 02169

	PERSHING LLC	160,993.00
	ONE PERSHING PLAZA	9.2%
	JERSEY CITY NJ 07399

Fund	Registration	Number of Shares % Fund
Calamos S&P 500® Structured Alt Protection ETF® – September	NATIONAL FINANCIAL SERVICES LLC	391,889.00
	499 WASHINGTON BLVD	33.35%
	JERSEY CITY NJ 07310

	CHARLES SCHWAB & CO., INC.	343,407.00
	2423 E LINCOLN DRIVE	29.23%
	PHOENIX AZ 85016-1215

	STATE STREET BANK & TRUST/STATE STREET TOTALETF	260,527.00
	1776 HERITAGE DRIVE	22.17%
	NORTH QUINCY MA 02169

	PERSHING LLC	75,394.00
	ONE PERSHING PLAZA	6.42%
	JERSEY CITY NJ 07399

Calamos S&P 500® Structured Alt Protection ETF® – October	CHARLES SCHWAB & CO., INC.	332,127.00
	2423 E LINCOLN DRIVE	34.96%
	PHOENIX AZ 85016-1215

	STATE STREET BANK & TRUST/STATE STREET TOTALETF	259,061.00
	1776 HERITAGE DRIVE	27.27%
	NORTH QUINCY MA 02169

	NATIONAL FINANCIAL SERVICES LLC	162,696.00
	499 WASHINGTON BLVD	17.13%
	JERSEY CITY NJ 07310

	PERSHING LLC	68,179.00
	ONE PERSHING PLAZA	7.18%
	JERSEY CITY NJ 07399

Calamos S&P 500® Structured Alt Protection ETF® – November	STATE STREET BANK & TRUST/STATE STREET TOTALETF	260,614.00
	1776 HERITAGE DRIVE	35.95%
	NORTH QUINCY MA 02169

	NATIONAL FINANCIAL SERVICES LLC	206,181.00
	499 WASHINGTON BLVD	28.44%
	JERSEY CITY NJ 07310

	CHARLES SCHWAB & CO., INC.	163,214.00
	2423 E LINCOLN DRIVE	22.51%
	PHOENIX AZ 85016-1215

Fund	Registration	Number of Shares % Fund
Calamos S&P 500® Structured Alt Protection ETF® – December	CHARLES SCHWAB & CO., INC.	631,015.00
	2423 E LINCOLN DRIVE	35.55%
	PHOENIX AZ 85016-1215

	NATIONAL FINANCIAL SERVICES LLC	503,904.00
	499 WASHINGTON BLVD	28.39%
	JERSEY CITY NJ 07310

	STATE STREET BANK & TRUST/STATE STREET TOTALETF	274,796.00
	1776 HERITAGE DRIVE	15.48%
	NORTH QUINCY MA 02169

As of October 31, 2025, the trustees and officers as a group owned less than 1%* of Calamos S&P 500® Structured Alt Protection ETF® — January, less than 1%* of Calamos S&P 500® Structured Alt Protection ETF® — February, less than 1%* of Calamos S&P 500® Structured Alt Protection ETF® — March, less than 1%* of Calamos S&P 500® Structured Alt Protection ETF® — April, less than 1%* of the outstanding shares of Calamos S&P 500® Structured Alt Protection ETF® — May, less than 1%* of Calamos S&P 500® Structured Alt Protection ETF® — June, less than 1%* of Calamos S&P 500® Structured Alt Protection ETF® — July, less than 1%* of Calamos S&P 500® Structured Alt Protection ETF® — August, less than 1%* of Calamos S&P 500® Structured Alt Protection ETF® — September, less than 1%* of Calamos S&P 500® Structured Alt Protection ETF® — October, less than 1%* of Calamos S&P 500® Structured Alt Protection ETF® — November, and less than 1%* of Calamos S&P 500® Structured Alt Protection ETF® — December.

*  Pursuant to Rule 16a-1(a)(2) of the 1934 Act, John P. Calamos, Sr. may be deemed to have indirect beneficial ownership of Fund shares held by Calamos Investments LLC, its subsidiaries, and its parent companies (Calamos Asset Management, Inc. and Calamos Partners LLC, and its parent company, Calamos Family Partners, Inc.) due to his direct or indirect ownership interest in those entities. As a result, this percentage reflects any holdings of those entities in addition to the individual, personal accounts of John P. Calamos, Sr., as applicable.

INVESTMENT ADVISORY SERVICES

Investment Adviser

Investment management and certain other services are provided to the Trust by Calamos Advisors pursuant to a Management Agreement (the “Management Agreement”) dated September 1, 2023, as amended. Calamos Advisors also furnishes office space, equipment and management personnel to the Trust.

Each Fund pays Calamos Advisors a fee based on its average daily net assets that is accrued daily and paid on a quarterly basis.

Calamos S&P 500® Structured Alt Protection ETF® — January pays a fee on its average daily net assets at the annual rate of 0.69% on average daily net assets.

With respect to a Fund in the Calamos Family of Funds (each an “Acquiring Fund”) that invests in Fund Shares of Calamos S&P 500® Structured Alt Protection ETF® — January, Calamos Advisors agrees to waive an amount equal to the portion of the advisory fee payable to a Fund that is attributable to the Acquiring Fund’s investment in a Fund, based on daily net assets.

Calamos S&P 500® Structured Alt Protection ETF® — February pays a fee on its average daily net assets at the annual rate of 0.69% on average daily net assets.

With respect to each Acquiring Fund that invests in Fund Shares of Calamos S&P 500® Structured Alt Protection ETF® — February, Calamos Advisors agrees to waive an amount equal to the portion of the advisory fee payable to a Fund that is attributable to the Acquiring Fund’s investment in a Fund, based on daily net assets.

Calamos S&P 500® Structured Alt Protection ETF® — March pays a fee on its average daily net assets at the annual rate of 0.69% on average daily net assets.

With respect to each Acquiring Fund that invests in Fund Shares of Calamos S&P 500® Structured Alt Protection ETF® — March, Calamos Advisors agrees to waive an amount equal to the portion of the advisory fee payable to a Fund that is attributable to the Acquiring Fund’s investment in a Fund, based on daily net assets.

Calamos S&P 500® Structured Alt Protection ETF® — April pays a fee on its average daily net assets at the annual rate of 0.69% on average daily net assets.

With respect to each Acquiring Fund that invests in Fund Shares of Calamos S&P 500® Structured Alt Protection ETF® — April, Calamos Advisors agrees to waive an amount equal to the portion of the advisory fee payable to a Fund that is attributable to the Acquiring Fund’s investment in a Fund, based on daily net assets.

Calamos S&P 500® Structured Alt Protection ETF® — May pays a fee on its average daily net assets at the annual rate of 0.69% on average daily net assets.

With respect to each Acquiring Fund that invests in Fund Shares of Calamos S&P 500® Structured Alt Protection ETF® — May, Calamos Advisors agrees to waive an amount equal to the portion of the advisory fee payable to a Fund that is attributable to the Acquiring Fund’s investment in a Fund, based on daily net assets.

Calamos S&P 500® Structured Alt Protection ETF® — June pays a fee on its average daily net assets at the annual rate of 0.69% on average daily net assets.

With respect to each Acquiring Fund that invests in Fund Shares of Calamos S&P 500® Structured Alt Protection ETF® — June, Calamos Advisors agrees to waive an amount equal to the portion of the advisory fee payable to a Fund that is attributable to the Acquiring Fund’s investment in a Fund, based on daily net assets.

Calamos S&P 500® Structured Alt Protection ETF® — July pays a fee on its average daily net assets at the annual rate of 0.69% on average daily net assets.

With respect to each Acquiring Fund that invests in Fund Shares of Calamos S&P 500® Structured Alt Protection ETF® — July, Calamos Advisors agrees to waive an amount equal to the portion of the advisory fee payable to a Fund that is attributable to the Acquiring Fund’s investment in a Fund, based on daily net assets.

Calamos S&P 500® Structured Alt Protection ETF® — August pays a fee on its average daily net assets at the annual rate of 0.69% on average daily net assets.

With respect to each Acquiring Fund that invests in Fund Shares of Calamos S&P 500® Structured Alt Protection ETF® — August, Calamos Advisors agrees to waive an amount equal to the portion of the advisory fee payable to a Fund that is attributable to the Acquiring Fund’s investment in a Fund, based on daily net assets.

Calamos S&P 500® Structured Alt Protection ETF® — September pays a fee on its average daily net assets at the annual rate of 0.69% on average daily net assets.

With respect to each Acquiring Fund that invests in Fund Shares of Calamos S&P 500® Structured Alt Protection ETF® — September, Calamos Advisors agrees to waive an amount equal to the portion of the advisory fee payable to a Fund that is attributable to the Acquiring Fund’s investment in a Fund, based on daily net assets.

Calamos S&P 500® Structured Alt Protection ETF® — October pays a fee on its average daily net assets at the annual rate of 0.69% on average daily net assets.

With respect to each Acquiring Fund that invests in Fund Shares of Calamos S&P 500® Structured Alt Protection ETF® — October, Calamos Advisors agrees to waive an amount equal to the portion of the advisory fee payable to a Fund that is attributable to the Acquiring Fund’s investment in a Fund, based on daily net assets.

Calamos S&P 500® Structured Alt Protection ETF® — November pays a fee on its average daily net assets at the annual rate of 0.69% on average daily net assets.

With respect to each Acquiring Fund that invests in Fund Shares of Calamos S&P 500® Structured Alt Protection ETF® — November, Calamos Advisors agrees to waive an amount equal to the portion of the advisory fee payable to a Fund that is attributable to the Acquiring Fund’s investment in a Fund, based on daily net assets.

Calamos S&P 500® Structured Alt Protection ETF® — December pays a fee on its average daily net assets at the annual rate of 0.69% on average daily net assets.

With respect to each Acquiring Fund that invests in Fund Shares of Calamos S&P 500® Structured Alt Protection ETF® — December, Calamos Advisors agrees to waive an amount equal to the portion of the advisory fee payable to a Fund that is attributable to the Acquiring Fund’s investment in a Fund, based on daily net assets.

Calamos Advisors is a wholly owned subsidiary of Calamos Investments LLC (“CILLC”). Calamos Asset Management, Inc. (“CAM”) is the sole manager of CILLC. As of July 31, 2025, approximately 22.4% of the outstanding interests of CILLC was owned by CAM, 77.72% by Calamos Partners LLC (“CPL”), and 0.04% by Calamos Equity Partners LLC (“CEP”). CAM is owned by John P. Calamos, Sr. and John S. Koudounis. CPL is owned by Calamos Family Partners, Inc. (“CFP”) and John S. Koudounis. CFP is beneficially owned by members of the Calamos family, including John P. Calamos, Sr. CEP is owned by John S. Koudounis and Daniel L. Dufresne. John P. Calamos, Sr., is an affiliated person of each Fund and Calamos Advisors by virtue of his position as Chairman, Trustee and President of the Trust and Chairman and Global Chief Investment Officer (“Global CIO”) of Calamos Advisors. John S. Koudounis, Thomas P. Kiley, Thomas E. Herman, Erik D. Ojala, Stephen Atkins, Daniel Dufresne, and Walter Kelly are affiliated persons of each Fund and Calamos Advisors by virtue of their positions as Trustee and Vice President; Vice President; Vice President and Chief Financial Officer; Vice President and Secretary; Treasurer; Vice President; and Chief Compliance Officer of the Trust; respectively, and as President and Chief Executive Officer; Senior Vice President and Chief Distribution Officer; Executive Vice President and Chief Financial Officer; Senior Vice President, General Counsel and Secretary; Senior Vice President and Head of Fund Administration; Executive Vice President and Chief Operating Officer; and Co-Chief Compliance Officer of Calamos Advisors, respectively.

During the periods shown below, each of the Funds paid total advisory fees to Calamos Advisors. Payments were as follows:

		Year Ended	Year Ended	Year Ended
Fund	Advisory fee	7/31/25	7/31/24	7/31/23
Calamos S&P 500® Structured Alt Protection ETF® – January(1)	0.69%	$77,857	$-	$-
Calamos S&P 500® Structured Alt Protection ETF® – February(2)	0.69%	$73,983	$-	$-
Calamos S&P 500® Structured Alt Protection ETF® – March(3)	0.69%	$58,280	$-	$-
Calamos S&P 500® Structured Alt Protection ETF® – April(4)	0.69%	$32,686	$-	$-
Calamos S&P 500® Structured Alt Protection ETF® – May(5)	0.69%	$469,919	$176,696	$-
Calamos S&P 500® Structured Alt Protection ETF® – June(6)	0.69%	$16,430	$-	$-
Calamos S&P 500® Structured Alt Protection ETF® – July(7)	0.69%	$244,236	$14,059	$-
Calamos S&P 500® Structured Alt Protection ETF® – August(8)	0.69%	$272,828	$-	$-
Calamos S&P 500® Structured Alt Protection ETF® – September(9)	0.69%	$165,789	$-	$-
Calamos S&P 500® Structured Alt Protection ETF® – October(10)	0.69%	$120,338	$-	$-
Calamos S&P 500® Structured Alt Protection ETF® – November(11)	0.69%	$101,025	$-	$-
Calamos S&P 500® Structured Alt Protection ETF® – December(12)	0.69%	$210,682	$-	$-

(1) Commenced operations January 2, 2025

(2) Commenced operations February 3, 2025

(3) Commenced operations March 3, 2025

(4) Commenced operations April 1, 2025

(5) Commenced operations May 1, 2024

(6) Commenced operations June 2, 2025

(7) Commenced operations July 1, 2024

(8) Commenced operations August 1, 2024

(9) Commenced operations September 3, 2024

(10) Commenced operations October 1, 2024

(11) Commenced operations November 1, 2024

(12) Commenced operations December 2, 2024

The use of the name “Calamos” in the name of the Trust and in the name of the Funds are pursuant to licenses granted by Calamos Investments LLC, and the Trust has agreed to change the names to remove those references if Calamos Advisors ceases to act as Adviser to the Funds.

EXPENSES

Out of its management fee, the Adviser pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other service and license fees, except for distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, acquired fund fees and expenses, brokerage commissions and other expenses connected with the execution of portfolio transactions, taxes, interest, and extraordinary expenses.

Fees and expenses related to a Fund’s organization and registration and qualification of a Fund and its Fund Shares under federal and state securities laws will be borne by the Adviser.

MANAGEMENT APPROACH

Calamos Advisors employs a “team of teams” approach to portfolio management, led by the Global CIO and our CIO team consisting of 5 Co-CIOs with specialized areas of investment expertise. The Global CIO and Co-CIO team are responsible for oversight of investment team resources, investment processes, performance and risk. As heads of investment verticals, Co-CIOs manage investment team members and, along with Co-Portfolio Managers and Associate Portfolio Managers, have day-to-day portfolio oversight and construction responsibilities of their respective investment strategies. While investment research professionals within each Co-CIO’s team are assigned specific strategy responsibilities, they also provide support to other investment team verticals, creating deeper insights across a wider range of investment strategies. The combination of specialized investment teams with cross-team collaboration results in what we call our team of teams approach.

This team of teams approach is further reflected in the composition of Calamos Advisors’ Investment Committee, made up of the Global CIO, the Co-CIO team, and the Global Head of Trading. Other members of the investment team participate in Investment Committee meetings in connection with specific investment related issues or topics as deemed appropriate.

The structure and composition of the Investment Committee results in a number of benefits, as it:

●  Leads to broader perspective on investment decisions: multiple viewpoints and areas of expertise feed into consensus;

●  Promotes collaboration between teams; and

●  Functions as a think tank with the goal of identifying ways to outperform the market on a risk-adjusted basis.

The objectives of the Investment Committee are to:

●  Form the firm’s top-down macro view, market direction, asset allocation, and sector/country positioning.

●  Establish firm-wide secular and cyclical themes for review.

●  Review firm-wide and portfolio risk metrics, recommending changes where appropriate.

●  Review firm-wide, portfolio and individual security liquidity constraints.

●  Evaluate firm-wide and portfolio investment performance.

●  Evaluate firm-wide and portfolio hedging policies and execution.

●  Evaluate enhancements to the overall investment process.

David O’Donohue, Jimmy Young, Eli Pars, Jason Hill, Anthony Vecchiolla, and Jordan Rosenfeld are the Funds’ portfolio managers and are collectively referred to within this registration statement as “Portfolio Managers”. The Portfolio Managers have responsibility for allocating the portfolio across the market capitalization spectrum, sectors, and geographies within the portfolio’s eligible investment universe and for reviewing the overall composition of the portfolio to ensure compliance with its stated investment objective. The Portfolio Managers, in collaboration with other members of the Calamos Advisors investment teams, have the responsibility of overseeing the integration of each Fund’s investment approach and framework to ensure compliance with each Fund’s stated investment approach.

The Portfolio Managers also have responsibility for the day-to-day management of accounts other than a Fund. Information regarding these other accounts (and inclusive of the Funds) as of July 31, 2025 is set forth below.

Other Accounts Managed and Assets by Account Type as of July 31, 2025

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Accounts	Assets	Accounts	Assets	Accounts	Assets
David O’Donohue	34	18,207,836,590	2	11,045,646	0	-
Jimmy Young	33	18,007,379,867	0	-	0	-
Eli Pars	51	32,850,893,729	6	1,030,204,104	5,163	4,530,888,074
Jason Hill	33	18,007,379,867	0	-	0	-
Anthony Vecchiolla	34	18,151,462,555	0	-	0	-
Jordan Rosenfeld	1	64,266,535	0	-	0	-

Number of Accounts and Assets for which Advisory Fee is Performance Based as of July 31, 2025

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Accounts	Assets	Accounts	Assets	Accounts	Assets
David O’Donohue	0	-	0	-	0	-
Jimmy Young	0	-	0	-	0	-
Eli Pars	2	416,375,322	0	-	0	-
Jason Hill	0	-	0	-	0	-
Anthony Vecchiolla	0	-	0	-	0	-
Jordan Rosenfeld	0	-	0	-	0	-

The Portfolio Managers may invest for their own benefit in securities held in brokerage and fund accounts. The information shown in the table does not include information about those accounts where the Portfolio Managers or members of their family have a beneficial or pecuniary interest because no advisory relationship exists with Calamos Advisors or any of its affiliates.

Each Fund’s Portfolio Managers are responsible for managing both the Fund and other accounts, including separate accounts.

Other than potential conflicts between investment strategies, the side-by-side management of both a Fund and other accounts may raise potential conflicts of interest due to the interest held by Calamos Advisors in an account and certain trading practices used by the portfolio managers (e.g., cross trades between a Fund and another account and allocation of aggregated trades). Calamos Advisors has developed policies and procedures reasonably designed to mitigate those conflicts. For example, Calamos Advisors will only place cross-trades in securities held by a Fund in accordance with the rules promulgated under the 1940 Act and has adopted policies designed to ensure the fair allocation of securities purchased on an aggregated basis. The allocation methodology employed by Calamos Advisors varies depending on the type of securities sought to be bought or sold and the type of client or group of clients. Generally, however, orders are placed first for those clients that have given Calamos Advisors brokerage discretion (including the ability to step out a portion of trades), and then to clients that have directed Calamos Advisors to execute trades through a specific broker. However, if the directed broker allows Calamos Advisors to execute with other brokerage firms, which then book the transaction directly with the directed broker, the order will be placed as if the client had given Calamos Advisors full brokerage discretion. Calamos Advisors and its affiliates frequently use a “rotational” method of placing and aggregating client orders and will build and fill a position for a designated client or group of clients before placing orders for other clients.

A client account may not receive an allocation of an order if: (a) the client would receive an unmarketable amount of securities based on account size; (b) the client has precluded Calamos Advisors from using a particular broker; (c) the cash balance in the client account will be insufficient to pay for the securities allocated to it at settlement; (d) current portfolio attributes make an allocation inappropriate; and (e) account specific guidelines, objectives and other account specific factors make an allocation inappropriate. Allocation methodology may be modified when strict adherence to the usual allocation is impractical or leads to inefficient or undesirable results. Calamos Advisors’ head trader must approve each instance that the usual allocation methodology is not followed and provide a reasonable basis for such instances and all modifications must be reported in writing to Calamos Advisors’ Chief Compliance Officer on a monthly basis. Investment opportunities for which there is limited availability generally are allocated among participating client accounts pursuant to an objective methodology (i.e., either on a pro rata basis or using a rotational method, as described above). However, in some instances, Calamos Advisors may consider subjective elements in attempting to allocate a trade, in which case a Fund may not participate, or may participate to a lesser degree than other clients, in the allocation of an investment opportunity. In considering subjective criteria when allocating trades, Calamos Advisors is bound by its fiduciary duty to its clients to treat all client accounts fairly and equitably.

As of July 31, 2025, Messrs. O’Donohue, Young, Pars, Hill, Vecchiolla, and Rosenfeld receive all of their compensation from Calamos Advisors. Compensation for portfolio management team members includes a competitive base salary, and an annual cash bonus (driven by investment, company, and individual performance). Portfolio managers are also eligible for Calamos Advisors’ Long-Term Incentive (“LTI”) program, which is an incentive award vesting over time that reflects appreciation and depreciation in the value of both the funds managed by such professional and the company generally. LTI awards granted in 2023 vest on a three-year schedule (25% on or about the first anniversary of the award grant, 25% on or about the second anniversary of the award grant, and 50% on or about the third anniversary of the award grant). Each investment team LTI award will be allocated as follows: (i) 33.3% to track the value of the associate’s managed strategies, (ii) 33.3% to track the Calamos strategy of the associate’s choice, and (iii) 33.3% to track the value of the firm; all over the vesting period.

The existence of these separate asset or fee-based payments could create a conflict of interest with regard to each portfolio manager’s allocation of investment opportunities among the accounts for which they act as portfolio manager. Calamos Advisors maintains policies and procedures reasonably designed to mitigate such conflicts of interest.

This compensation structure considers annually the performance of the various strategies managed by the portfolio managers, among other factors, including, without limitation, the overall performance of the firm.

As of July 31, 2025, the portfolio managers held the following amounts in the Fund:

Portfolio Managers	Calamos S&P 500® Structured Alt Protection ETF® – January	Calamos S&P 500® Structured Alt Protection ETF® – February	Calamos S&P 500® Structured Alt Protection ETF® – March	Calamos S&P 500® Structured Alt Protection ETF® – April
Jason Hill	None	None	None	None
David O’Donohue	None	None	None	None
Eli Pars	None	None	None	None
Anthony Vecchiolla	None	None	None	None
Jimmy Young	None	None	None	None
Jordan Rosenfeld	None	None	None	None

Portfolio Managers	Calamos S&P 500® Structured Alt Protection ETF® – May	Calamos S&P 500® Structured Alt Protection ETF® – June	Calamos S&P 500® Structured Alt Protection ETF® – July	Calamos S&P 500® Structured Alt Protection ETF® – August
Jason Hill	$10,001-$50,000	None	None	None
David O’Donohue	$50,001-$100,000	None	None	None
Eli Pars	None	None	None	None
Anthony Vecchiolla	None	None	None	None
Jimmy Young	None	None	None	None
Jordan Rosenfeld	None	None	None	None

Portfolio Managers	Calamos S&P 500® Structured Alt Protection ETF® – September	Calamos S&P 500® Structured Alt Protection ETF® – October	Calamos S&P 500® Structured Alt Protection ETF® – November	Calamos S&P 500® Structured Alt Protection ETF® – December
Jason Hill	None	None	None	None
David O’Donohue	None	None	None	None
Eli Pars	None	None	None	None
Anthony Vecchiolla	None	None	None	None
Jimmy Young	None	None	None	None
Jordan Rosenfeld	None	None	None	None

DISTRIBUTOR

The Funds’ distributor is Calamos Financial Services LLC (“CFS” or the “Distributor”), 2020 Calamos Court, Naperville, Illinois, 60563. The Distributor has entered into a distribution agreement (the “Distribution Agreement”) with the Trust pursuant to which it distributes Fund Shares.

Fund Shares will be continuously offered for sale by the Trust through the Distributor only in Creation Units, as described below under “Transactions in Creation Units.” Fund Shares in less than Creation Units are not distributed by the Distributor. The Distributor also acts as agent for the Trust. The Distributor will deliver a Prospectus to persons purchasing Fund Shares in Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the 1934 Act and a member of the Financial Industry Regulatory Authority, Inc.

The Distributor has no role in determining the investment policies of the Funds, or which securities are to be purchased or sold by the Funds.

12b-1 Plan. The Board has adopted a distribution and service plan (“Distribution and Service Plan”) pursuant to Rule 12b-1 under the Investment Company Act (“Plan”). In accordance with its Plan, a Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. In addition, if the payment of management fees by a Fund is deemed to be indirect financing by the Fund of the distribution of its Fund Shares, such payment is authorized by the Plan. Calamos Advisors may use management fee revenue, as well as past profits or other resources, to pay for expenses incurred in connection with providing services intended to result in the sale of Fund Shares. Calamos Advisors may pay amounts to third parties for distribution or marketing services on behalf of a Fund.

The Plan was adopted in order to permit the implementation of a Fund’s method of distribution. No fees are currently paid by a Fund under the Plan, however, and there are no current plans to impose such fees. In the event such fees were to be charged, over time they would increase the cost of an investment in a Fund because they would be paid on an ongoing basis. If fees were charged under the Plan, the Trustees would receive and review at the end of each quarter a written report provided by the Distributor of the amounts expended under the Plan and the purpose for which such expenditures were made.

The Plan will remain in effect for a period of one year and is renewable from year to year with respect to a Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Trustees and (2) by a vote of the majority of the independent trustees, cast in person at a meeting called for the purpose of voting on such approval. The Plan may not be amended to increase materially the amount of fees paid by a Fund unless such amendment is approved by majority vote of the outstanding Fund Shares and by the independent trustees in the manner described above. The Plan is terminable with respect to a Fund at any time by a vote of a majority of the independent trustees or by 1940 Act majority vote of the outstanding Fund Shares.

OTHER COMPENSATION TO INTERMEDIARIES

Calamos Advisors and its affiliates are currently subject to supplemental compensation payment requests by certain securities broker-dealers, banks or other intermediaries, including third party administrators of qualified plans (each an “Intermediary”) whose customers have purchased Fund Shares. In their discretion, Calamos Advisors and its affiliates may make payments to an Intermediary for various purposes. These payments do not increase the amount paid by you or a Fund, as they are paid from the legitimate profits from these entities in what is generally referred to as “revenue sharing.”

Revenue sharing payments are generally a percentage of the account’s average annual net assets. Calamos Advisors and its affiliates may make these payments to an Intermediary for various purposes, including to help defray costs incurred by the Intermediary to educate financial advisers about a Fund so they can make recommendations and provide services that are suitable and meet shareholder needs, to access the Intermediary’s representatives, to provide marketing support and other specified services. To the extent that a Fund does not pay for these costs directly, Calamos Advisors and its affiliates may also make payments to certain financial intermediaries for administrative services such as record keeping, sub-accounting for shareholder accounts, client account maintenance support, statement preparation, transaction processing, payment of ticket charges per purchase or exchange order placed by a financial intermediary, payment of networking fees in connection with certain trading systems, or one-time payments for services such as setting up a Fund on a intermediary’s trading system.

In addition, CFS and/or Calamos Advisors may also share certain marketing expenses with intermediaries, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, sales reporting, or business building programs for such financial intermediaries to raise awareness of a Fund. CFS and/or Calamos Advisors may make payments to participate in intermediary marketing support programs which may provide CFS and/or Calamos Advisors, as applicable, with one or more of the following benefits: attendance at sales conferences, participation in meetings or training sessions, access to or information about intermediary personnel, use of an intermediary’s marketing and communication infrastructure, fund analysis tools, data and data analytics, business planning and strategy sessions with intermediary personnel, information on industry- or platform specific developments, trends and service providers, and other marketing-related services. Such payments may be in addition to, or in lieu of, the payments described above. These payments are intended to promote the sales of the Fund and to reimburse financial intermediaries, directly or indirectly, for the costs that they or their salespersons incur in connection with educational seminars, meetings, and training efforts about the Fund to enable the intermediaries and their salespersons to make suitable recommendations, provide useful services, and maintain the necessary infrastructure to make the Fund available to their customers.

These payments may provide Intermediaries with an incentive to favor Fund Shares of a Fund over sales of shares of other ETFs or non-ETF investments. These payments may influence the Intermediary and your salesperson to recommend a Fund over another investment. Ask your salesperson or visit your Intermediary’s website for more information. You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund Shares and you should discuss this matter with your Intermediary and its representatives. A Fund may utilize an Intermediary that offers and sells Fund Shares to execute portfolio transactions for the Fund. The Fund and Calamos Advisors do not consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund.

PORTFOLIO TRANSACTIONS

Calamos Advisors is responsible for decisions to buy and sell securities for a Fund, the selection of brokers and dealers to effect the transactions and the negotiation of prices and any brokerage commissions on such transactions. Calamos Advisors may purchase options, futures or use other derivative instruments. Subject to applicable law, Calamos Advisors may determine to cross-trade securities or other instruments between client accounts.

Portfolio transactions on behalf of a Fund effected on stock or futures exchanges typically involve the payment of negotiated commissions. There is generally no stated commission in the case of securities or other instruments traded in the OTC markets, but the price a Fund pays usually includes an undisclosed dealer commission or mark-up (known as a “spread,” which is the difference between the prices at which the dealer is willing to purchase and sell the specific security or other instrument at the time, and includes the dealer’s normal profit). For securities purchased in an underwritten offering, the price a Fund pays includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

In executing portfolio transactions, Calamos Advisors uses its best efforts to obtain for a Fund the most favorable combination of price and execution available. In seeking the most favorable combination of price and execution, Calamos Advisors considers all factors it deems relevant, including price, the size of the transaction, the nature of the market for the security, the amount of commission, the timing of the transaction taking into account market prices and trends, the execution capability of the broker-dealer and the quality of service rendered by the broker-dealer in other transactions. In certain circumstances, a Fund may determine that it is in the best interest of the Fund to waive, reimburse or prepay commissions or fees that would otherwise be applicable to the Fund’s securities or derivatives transactions.

In allocating a Fund’s portfolio brokerage transactions to unaffiliated broker-dealers, Calamos Advisors may take into consideration the research, analytical, statistical and other information and services provided by the broker-dealer, such as general economic reports and information, reports or analyses of particular companies or industry groups, market timing and technical information, and the availability of the brokerage firm’s analysts for consultation. Although Calamos Advisors believes these services have substantial value, they are considered supplemental to Calamos Advisors’ own efforts in performing its duties under the Management Agreement.

For purchases and sales of derivatives (i.e., financial instruments whose value is derived from the value of an underlying asset, interest rate or index) Calamos Advisors generally evaluates counterparties based on one or more of the following factors: reputation and financial strength; execution prices; commission costs; ability to handle complex orders; ability to give prompt and full execution, including the ability to handle difficult trades; accuracy of reports and confirmations provided; reliability, type and quality of research provided; financing costs and other associated costs related to the transaction; and whether the total cost or proceeds in each transaction is the most favorable under the circumstances.

Calamos Advisors does not guarantee any broker the placement of a predetermined amount of securities transactions in return for the research or brokerage services it provides. Calamos Advisors does, however, have internal procedures for allocating transactions in a manner consistent with its execution policies to brokers that it has identified as providing research, research-related products or services, or execution-related services of a particular benefit to its clients. Calamos Advisors has entered into client commission agreements (“CCAs”) with certain broker-dealers under which the broker-dealers may use a portion of their commissions to pay third parties or other broker-dealers that provide Calamos Advisors with research or brokerage services, as permitted under Section 28(e) of the Exchange Act. CCAs allow Calamos Advisors to direct broker-dealers to pool commissions that are generated from orders executed at that broker-dealer, and then periodically direct the broker-dealer to pay third parties or other broker-dealers for research or brokerage services. All uses of CCAs by Calamos Advisors are subject to applicable law and their best execution obligations. Brokerage and research products and services furnished by brokers may be used in servicing any or all of the clients of Calamos Advisors and such research may not necessarily be used by Calamos Advisors in connection with the accounts which paid commissions to the broker providing such brokerage and research products and services.

As permitted by Section 28(e) of the 1934 Act, Calamos Advisors may pay a broker-dealer that provides brokerage and research services an amount of commission for effecting a securities transaction for a Fund in excess of the commission that another broker-dealer would have charged for effecting that transaction if Calamos Advisors believes the amount to be reasonable in relation to the value of the overall quality of the brokerage and research services provided. Other clients of Calamos Advisors may indirectly benefit from the availability of these services to Calamos Advisors, and a Fund may indirectly benefit from services available to Calamos Advisors as a result of research services received by Calamos Advisors through transactions for other clients. In addition, Calamos Advisors may execute portfolio transactions for a Fund, to the extent permitted by law, through broker-dealers affiliated with a Fund, Calamos Advisors, CFS, or other broker-dealers distributing Fund Shares of a Fund if it reasonably believes that the combination of price and execution is at least as favorable as with unaffiliated broker-dealers, and in such transactions any such broker-dealer would receive brokerage commissions paid by a Fund.

In certain cases, Calamos Advisors may obtain products or services from a broker that have both research and non-research uses. Examples of non-research uses are administrative and marketing functions. These are referred to as “mixed use” products. In each case, Calamos Advisors makes a good faith effort to determine the proportion of such products or services that may be used for research and non-research purposes. That determination is based upon the time spent by Calamos Advisors personnel for research and non-research uses. The portion of the costs of such products or services attributable to research usage may be defrayed by Calamos Advisors through brokerage commissions generated by transactions of its clients, including a Fund. Calamos Advisors pays the provider in cash for the non-research portion of its use of these products or services.

Subject to applicable law, Calamos Advisors may select brokers that furnish Calamos Advisors, the Funds, other Calamos Advisors client accounts or personnel, directly or through correspondent relationships, with research or other appropriate services which provide, in Calamos Advisors’ view, appropriate assistance to Calamos Advisors in the investment decision-making process (including with respect to futures, fixed-price offerings and OTC transactions). Such research or other services may include, to the extent permitted by law, research reports on companies, industries and securities; economic and financial data; financial publications; proxy analysis; trade industry seminars; computer data bases; research-oriented software and other services and products.

For the periods presented below, Calamos Advisors did not execute trades through CFS, its affiliated broker-dealer. For the periods indicated, the following table shows the amount of aggregate commissions related to the portfolio transactions executed for the Fund through unaffiliated broker-dealers.

	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23
	Aggregate	Aggregate	Aggregate
Description	Commissions	Commissions	Commissions
Calamos S&P 500® Structured Alt Protection ETF® – January(1)	$1,425	$-	$-
Calamos S&P 500® Structured Alt Protection ETF® – February(2)	$1,838	$-	$-
Calamos S&P 500® Structured Alt Protection ETF® – March(3)	$1,425	$-	$-
Calamos S&P 500® Structured Alt Protection ETF® – April(4)	$1,073	$-	$-
Calamos S&P 500® Structured Alt Protection ETF® – May(5)	$8,709	$8,453	$-
Calamos S&P 500® Structured Alt Protection ETF® – June(6)	$1,568	$-	$-
Calamos S&P 500® Structured Alt Protection ETF® – July(7)	$6,140	$2,063	$-
Calamos S&P 500® Structured Alt Protection ETF® – August(8)	$6,851	$-	$-
Calamos S&P 500® Structured Alt Protection ETF® – September(9)	$1,984	$-	$-
Calamos S&P 500® Structured Alt Protection ETF® – October(10)	$2,021	$-	$-
Calamos S&P 500® Structured Alt Protection ETF® – November(11)	$1,526	$-	$-
Calamos S&P 500® Structured Alt Protection ETF® – December(12)	$3,450	$-	$-

(1) Since commencement of operations on January 2, 2025

(2) Since commencement of operations on February 3, 2025

(3) Since commencement of operations on March 3, 2025

(4) Since commencement of operations on April 1, 2025

(5) Since commencement of operations on May 1, 2024

(6) Since commencement of operations on June 2, 2025

(7) Since commencement of operations on July 1, 2024

(8) Since commencement of operations on August 1, 2024

(9) Since commencement of operations on September 3, 2024

(10) Since commencement of operations on October 1, 2024

(11) Since commencement of operations on November 1, 2024

(12) Since commencement of operations on December 2, 2024

The following table shows the brokerage commissions paid by each Fund to brokers who furnished research services to the Fund or Calamos Advisors, and aggregate dollar amounts involved in those transactions, during the period indicated.

	FISCAL YEAR ENDED July 31, 2025
	Aggregate	Aggregate	% Of Aggregate
Fund	Portfolio Transactions	Commissions Paid	Commissions
Calamos S&P 500® Structured Alt Protection ETF® – January(1)	$-	$1,425	0.0%
Calamos S&P 500® Structured Alt Protection ETF® – February(2)	$-	$1,838	0.0%
Calamos S&P 500® Structured Alt Protection ETF® – March(3)	$-	$1,425	0.0%
Calamos S&P 500® Structured Alt Protection ETF® – April(4)	$-	$1,073	0.0%
Calamos S&P 500® Structured Alt Protection ETF® – May(5)	$-	$8,709	0.0%
Calamos S&P 500® Structured Alt Protection ETF® – June(6)	$-	$1,568	0.0%
Calamos S&P 500® Structured Alt Protection ETF® – July(7)	$-	$6,140	0.0%
Calamos S&P 500® Structured Alt Protection ETF® – August(8)	$-	$6,851	0.0%
Calamos S&P 500® Structured Alt Protection ETF® – September(9)	$-	$1,984	0.0%
Calamos S&P 500® Structured Alt Protection ETF® – October(10)	$-	$2,021	0.0%
Calamos S&P 500® Structured Alt Protection ETF® – November(11)	$-	$1,526	0.0%
Calamos S&P 500® Structured Alt Protection ETF® – December(12)	$-	$3,450	0.0%

(1) Since commencement of operations on January 2, 2025

(2) Since commencement of operations on February 3, 2025

(3) Since commencement of operations on March 3, 2025

(4) Since commencement of operations on April 1, 2025

(5) Since commencement of operations on May 1, 2024

(6) Since commencement of operations on June 2, 2025

(7) Since commencement of operations on July 1, 2024

(8) Since commencement of operations on August 1, 2024

(9) Since commencement of operations on September 3, 2024

(10) Since commencement of operations on October 1, 2024

(11) Since commencement of operations on November 1, 2024

(12) Since commencement of operations on December 2, 2024

ADDITIONAL INFORMATION CONCERNING THE FUND SHARES

Organization and Description of Shares of Beneficial Interest

The Trust is a Delaware statutory trust and registered open-end investment company. The Trust was organized on June 17, 2013, and has authorized capital of unlimited Fund Shares of beneficial interest of no-par value that may be issued in more than one class or series. Currently, the Trust consists of forty-two actively managed series. The Board of Trustees may designate additional series.

Under Delaware law, the Trust is not required to hold an annual shareholders’ meeting if the 1940 Act does not require such a meeting. Shareholders holding two-thirds of Fund Shares outstanding of the relevant Fund may remove Trustees from office by votes cast at a meeting of Trust shareholders or by written consent.

All Fund Shares are freely transferable. Fund Shares will not have preemptive rights or cumulative voting rights, and none of the Fund Shares will have any preference to conversion, exchange, dividends, retirements, liquidation, redemption, or any other feature. Fund Shares have equal voting rights. The Trust Instrument confers upon the Board the power, by resolution, to alter the number of Fund Shares constituting a Creation Unit or to specify that Fund Shares of a Fund may be individually redeemable. The Trust reserves the right to adjust the stock prices of Fund Shares to maintain convenient trading ranges for investors. Any such adjustments would be accomplished through stock splits or reverse stock splits that would have no effect on the NAV of a Fund.

The Trust Instrument of the Trust disclaims liability of the shareholders or the officers of the Trust for acts or obligations of the Trust that are binding only on the assets and property of the Trust. The Trust Instrument provides for indemnification out of a Fund’s property for all loss and expense of a Fund’s shareholders being held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The risk of a Trust shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund itself would not be able to meet the Trust’s obligations and this risk should be considered remote.

If a Fund does not grow to a size to permit it to be economically viable, a Fund may cease operations. In such an event, shareholders may be required to liquidate or transfer their Fund Shares at an inopportune time and shareholders may lose money on their investment.

Book Entry Only System

The following information supplements, and should be read in conjunction with, the section in the Prospectus entitled “Fund Facts — Book Entry.”

The Depository Trust Company (“DTC”) acts as Securities Depository for Fund Shares. Fund Shares of a Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by NYSE and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of Fund Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Fund Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant written confirmation relating to their purchase and sale of Fund Shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Fund Shares of a Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Fund Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Fund distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Fund Shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Fund Shares of a Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Fund Shares held through such DTC Participants will be governed by standing instructions and customary practices, and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Fund Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to Fund Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

The Trust is required to disclose on a quarterly basis the complete schedule of a Fund’s portfolio holdings with the SEC on Form N-PORT. Form N-PORT for the Trust is available on the SEC’s website at https://www.sec.gov. A Fund’s Form N-PORT may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust’s Forms N-PORT are available without charge, upon request, by calling (866) 363-9219 or by writing to Calamos ETF Trust, 2020 Calamos Court, Naperville, IL 60563.

CREATION AND REDEMPTION OF CREATION UNITS

General

A Fund will issue and sell Fund Shares only in Creation Units on a continuous basis, without an initial sales load, at their NAV next determined after receipt, on any Business Day (as defined herein), of an order in proper form. An Authorized Participant (defined below) that is not “qualified institutional buyer,” as such term is defined under Rule 144A of the Securities Act, will not be able to receive, as part of a redemption, restricted securities eligible for resale under Rule 144A.

A “Business Day” with respect to a Fund is any day on which the NYSE is open for business. As of the date of this SAI, the NYSE observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day (Washington’s Birthday), Good Friday, Memorial Day (observed), Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Distribution of Fund Shares

In connection with its launch, a Fund was seeded through the sale of one or more Creation Units to one or more initial investors. Initial investors participating in the seeding may be Authorized Participants or a lead market maker, other third party investor or an affiliate of a Fund or the Adviser purchasing from an Authorized Participant. Each such initial investor may sell some or all of the Fund Shares underlying the Creation Unit(s) held by them pursuant to the registration statement for a Fund (each, a “Selling Shareholder”), which Fund Shares have been registered to permit the resale from time to time after purchase. No Fund will receive any of the proceeds from the resale by the Selling Shareholders of these Fund Shares. Selling Shareholders may sell Fund Shares owned by them directly or through broker-dealers, in accordance with applicable law, on any national securities exchange on which the Fund Shares may be listed or quoted at the time of sale, through trading systems, in the over-the-counter market or in transactions other than on these exchanges or systems at fixed prices, at prevailing market prices at the time of the sale, at varying prices determined at the time of sale, or at negotiated prices. These sales may be effected through brokerage transactions, privately negotiated trades, block sales, entry into options or other derivatives transactions or through any other means authorized by applicable law. Selling Shareholders may redeem the Fund Shares held in Creation Unit size by them through an Authorized Participant. Any Selling Shareholder and any broker-dealer or agents participating in the distribution of Fund Shares may be deemed to be “underwriters” within the meaning of Section 2(a)(11) of the Securities Act, in connection with such sales. Any Selling Shareholder and any other person participating in such distribution will be subject to any applicable provisions of the Exchange Act and the rules and regulations thereunder.

Fund Deposit

The consideration for purchase of a Creation Unit of a Fund generally consists of the in-kind deposit of a designated portfolio of securities (the “Deposit Securities”) per each Creation Unit, and the Cash Component (defined below), computed as described below. The Trust reserves the right to permit or require the substitution of Deposit Cash to be added to the Cash Component to replace any Deposit Security. When accepting purchases of Creation Units for all or a portion of Deposit Cash, a Fund may incur additional costs associated with the acquisition of Deposit Securities that would otherwise be provided by an in-kind purchaser. Certain fees/costs associated with creation transactions may be waived in certain circumstances.

Together, the Deposit Securities or Deposit Cash, as applicable, and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of a Fund. The “Cash Component” is an amount equal to the difference between the NAV of Fund Shares (per Creation Unit) and the value of the Deposit Securities or Deposit Cash, as applicable. If the Cash Component is a positive number (i.e., the NAV per Creation Unit exceeds the value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such positive amount. If the Cash Component is a negative number (i.e., the NAV per Creation Unit is less than the value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such negative amount and the creator will be entitled to receive cash in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the value of the Deposit Securities or Deposit Cash, as applicable. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, if applicable, which shall be the sole responsibility of the Authorized Participant.

A Fund, through NSCC, make available on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time), the list of the names and the required number of Fund Shares of each Deposit Security or the required amount of Deposit Cash, as applicable, to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for a Fund. Such Fund Deposit is subject to any applicable adjustments as described below, to effect purchases of Creation Units of a Fund until such time as the next-announced composition of the Deposit Securities or the required amount of Deposit Cash, as applicable, is made available.

The identity and number of Fund Shares of the Deposit Securities or the amount of Deposit Cash, as applicable, required for a Fund Deposit for a Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by the Adviser with a view to the investment objective of a Fund.

The Trust reserves the right to permit or require the substitution of Deposit Cash to replace any Deposit Security, which shall be added to the Cash Component, including, without limitation, in situations where the Deposit Security: (i) may not be available in sufficient quantity for delivery; (ii) may not be eligible for transfer through the systems of DTC for corporate securities and municipal securities; (iii) may not be eligible for trading by an Authorized Participant or the investor for which it is acting; (iv) would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws; or (v) in certain other situations (collectively, “custom orders”). The adjustments described above will reflect changes known to the Adviser on the date of announcement to be in effect by the time of delivery of a Fund Deposit from certain corporate actions.

Procedures for Purchase of Creation Units

To be eligible to place orders with the Transfer Agent to purchase a Creation Unit of a Fund, an entity must be (i) a “Participating Party” (i.e., a broker- dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”)), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see “Book Entry Only System”). In addition, each Participating Party or DTC Participant (each, an “Authorized Participant”) must execute a Participant Agreement that has been agreed to by the Distributor, and that has been accepted by the Transfer Agent, with respect to purchases and redemptions of Creation Units. Each Authorized Participant will agree, pursuant to the terms of a Participant Agreement, on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that it will pay to the Trust, an amount of cash sufficient to pay the Cash Component together with the creation transaction fee (described below), if applicable, and any other applicable fees and taxes.

All orders to purchase Fund Shares directly from a Fund must be placed for one or more Creation Units and in the manner and by the time set forth in the Participant Agreement and/or applicable order form. The order cut-off time for a Fund for orders to purchase Creation Units is expected to be 2:00 p.m. Eastern Time which time may be modified by a Fund from time-to-time by amendment to the Participant Agreement and/or applicable order form. In the case of custom orders, the order must be received by the Transfer Agent no later than 2:30 p.m. Eastern Time or such earlier time as may be designated by a Fund and disclosed to Authorized Participants. The date on which an order to purchase Creation Units (or an order to redeem Creation Units, as set forth below) is received and accepted is referred to as the “Order Placement Date.”

An Authorized Participant may require an investor to make certain representations or enter into agreements with respect to the order (e.g., to provide for payments of cash, when required). Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to purchase Fund Shares directly from a Fund in Creation Units have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.

On days when the Exchange closes earlier than normal, a Fund may require orders to create Creation Units to be placed earlier in the day. In addition, if a market or markets on which a Fund’ investments are primarily traded is closed, a Fund will also generally not accept orders on such day(s). Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Transfer Agent pursuant to procedures set forth in the Participant Agreement and in accordance with the applicable order form. On behalf of a Fund, the Transfer Agent will notify the Custodian of such order. The Custodian will then provide such information to the appropriate local sub-custodian(s). Those placing orders through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Transfer Agent by the cut-off time on such Business Day. Economic or market disruptions or changes, or telephone or other communication failures may impede the ability to reach the Transfer Agent or an Authorized Participant.

Fund Deposits must be delivered by an Authorized Participant through the Federal Reserve System (for cash) or through DTC (for corporate securities), through a sub-custody agent (for foreign securities) and/or through such other arrangements allowed by the Trust or its agents. With respect to foreign Deposit Securities, the Custodian shall cause the sub-custodian of a Fund to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, such Deposit Securities (or Deposit Cash for all or a part of such securities, as permitted or required), with any appropriate adjustments as advised by the Trust. Foreign Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian. A Fund Deposit transfer must be ordered by the Authorized Participant in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities or Deposit Cash, as applicable, to the account of the applicable Fund or its agents by no later than 12:00 p.m. Eastern Time (or such other time as specified by the Trust) on the Settlement Date. If a Fund or its agents do not receive all of the Deposit Securities, or the required Deposit Cash in lieu thereof, by such time, then the order may be deemed rejected and the Authorized Participant shall be liable to a Fund for losses, if any, resulting therefrom. The “Settlement Date” for a Fund is generally the second Business Day after the Order Placement Date. All questions as to the number of Deposit Securities or Deposit Cash to be delivered, as applicable, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities or cash, as applicable, will be determined by the Trust, whose determination shall be final and binding. The amount of cash represented by the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than the Settlement Date. If the Cash Component and the Deposit Securities or Deposit Cash, as applicable, are not received by the Custodian in a timely manner by the Settlement Date, the creation order may be cancelled. Upon written notice to the Transfer Agent, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of the applicable Fund.

The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to the applicable cut-off time and the federal funds in the appropriate amount are deposited by 2:00 p.m. or 3:00 p.m., Eastern Time (as set forth on the applicable order form), with the Custodian on the Settlement Date. If the order is not placed in proper form as required, or federal funds in the appropriate amount are not received by 2:00 p.m. or 3:00 p.m., Eastern Time (as set forth on the applicable order form) on the Settlement Date, then the order may be deemed to be rejected and the Authorized Participant shall be liable to a Fund for losses, if any, resulting therefrom. A creation request is considered to be in “proper form” if all procedures set forth in the Participant Agreement, order form and this SAI are properly followed.

Issuance of a Creation Unit

Except as provided in this SAI, Creation Units will not be issued until the transfer of good title to the Trust of the Deposit Securities or payment of Deposit Cash, as applicable, and the payment of the Cash Component have been completed. When the sub-custodian has confirmed to the Custodian that the required Deposit Securities (or the cash value thereof) have been delivered to the account of the relevant sub-custodian or sub-custodians, the Transfer Agent and the Adviser shall be notified of such delivery, and the Trust will issue and cause the delivery of the Creation Units. The delivery of Creation Units so created generally will occur no later than the second Business Day following the day on which the purchase order is deemed received by the Transfer Agent. The Authorized Participant shall be liable to the applicable Fund for losses, if any, resulting from unsettled orders.

Creation Units may be purchased in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of Fund Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) an additional amount of cash equal to up to 115% of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”), which shall be maintained in a separate non-interest bearing collateral account. The Authorized Participant must deposit with the Custodian the Additional Cash Deposit, as applicable, by 12:00 p.m. Eastern Time (or such other time as specified by the Trust) on the Settlement Date. If a Fund or its agents do not receive the Additional Cash Deposit in the appropriate amount, by such time, then the order may be deemed rejected and the Authorized Participant shall be liable to a Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to the applicable percentage, as set forth in the Participant Agreement, of the daily market value of the missing Deposit Securities. The Participant Agreement will permit the Trust to buy the missing Deposit Securities at any time. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the value of such Deposit Securities on the day the purchase order was deemed received by the Transfer Agent plus the brokerage and related transaction costs associated with such purchases.

The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as described below under “Creation Transaction Fee,” may be charged. The delivery of Creation Units so created generally will occur no later than the Settlement Date.

Acceptance of Orders of Creation Units

The Trust reserves the right to reject an order for Creation Units transmitted to it by the Transfer Agent with respect to a Fund including, without limitation, if (a) the order is not in proper form; (b) the Deposit Securities or Deposit Cash, as applicable, delivered by the Participant are not as disseminated through the facilities of the NSCC for that date by the Custodian; (c) the investor(s), upon obtaining Fund Shares ordered, would own 80% or more of the currently outstanding Fund Shares; (d) the acceptance of a Fund Deposit would, in the opinion of counsel, be unlawful; (e) the acceptance or receipt of the order for a Creation Unit would, in the opinion of counsel to the Trust, be unlawful; or (f) in the event that circumstances outside the control of the Trust, the Custodian, the Transfer Agent and/or the Adviser make it for all practical purposes not feasible to process orders for Creation Units.

Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Distributor, the Custodian, a sub-custodian, the Transfer Agent, DTC, NSCC, Federal Reserve System, or any other participant in the creation process, and other extraordinary events. The Transfer Agent shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Trust, the Transfer Agent, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall either of them incur any liability for the failure to give any such notification. The Trust, the Transfer Agent, the Custodian and the Distributor shall not be liable for the rejection of any purchase order for Creation Units.

All questions as to the number of Fund Shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Creation Transaction Fee

A fixed purchase (i.e., creation) transaction fee, payable to a Fund’s custodian, may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units (“Creation Order Costs”). The standard fixed creation transaction fee for a Fund is $250 for in-kind Creation Units or $100 for cash Creation Units, or such other amount as agreed to in writing between the parties, regardless of the number of Creation Units created in the transaction. A Fund may waive or adjust the standard fixed creation transaction fee from time to time. The fixed creation fee may be waived on certain orders if a Fund’s custodian has determined to waive some or all of the Creation Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.

In addition, a variable fee, payable to a Fund, of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with buying the securities with cash. A Fund may determine to prepay certain commissions or to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders, e.g., for creation orders that facilitate the rebalance of a Fund’s portfolio in a more tax efficient manner than could be achieved without such order. Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring a Fund Securities from the Trust to their account or on their order.

Risks of Purchasing Creation Units

There are certain legal risks unique to investors purchasing Creation Units directly from a Fund. Because Fund Shares may be issued on an ongoing basis, a “distribution” of Fund Shares could be occurring at any time. Certain activities that a shareholder performs as a dealer could, depending on the circumstances, result in the shareholder being deemed a participant in the distribution in a manner that could render the shareholder a statutory underwriter and subject to the prospectus delivery and liability provisions of the Securities Act. For example, a shareholder could be deemed a statutory underwriter if it purchases Creation Units from a Fund, breaks them down into the constituent Fund Shares, and sells those Fund Shares directly to customers, or if a shareholder chooses to couple the creation of a supply of new Fund Shares with an active selling effort involving solicitation of secondary-market demand for Fund Shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter.

Dealers who are not “underwriters” but are participating in a distribution (as opposed to engaging in ordinary secondary-market transactions), and thus dealing with Fund Shares as part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act.

Redemptions

Fund Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by a Fund through the Transfer Agent and only on a Business Day. Except upon liquidation of a Fund, the Trust will not redeem Fund Shares in amounts less than Creation Units. Investors must accumulate enough Fund Shares in the secondary market to constitute a Creation Unit to have such Fund Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Fund Shares to constitute a redeemable Creation Unit. Certain fees/costs associated with redemption transactions may be waived in certain circumstances.

With respect to a Fund, the Custodian, through the NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time) on each Business Day, the list of the names and Share quantities of a Fund’s portfolio securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Fund Securities”). Fund Securities received on redemption may not be identical to Deposit Securities.

Redemption proceeds for a Creation Unit are paid either in-kind or in cash, or combination thereof, as determined by the Trust. With respect to in-kind redemptions of a Fund, redemption proceeds for a Creation Unit will consist of Fund Securities — as announced by the Custodian on the Business Day of the request for redemption received in proper form plus cash in an amount equal to the difference between the NAV of Fund Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of a Fund Securities (the “Cash Redemption Amount”), less a fixed redemption transaction fee, as applicable, as set forth below. In the event that a Fund Securities have a value greater than the NAV of Fund Shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder. Notwithstanding the foregoing, at the Trust’s discretion, an Authorized Participant may receive the corresponding cash value of the securities in lieu of the in-kind securities value representing one or more Fund Securities.

Redemption Transaction Fee

A fixed redemption transaction fee, payable to a Fund’s custodian, may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units (“Redemption Order Costs”). The standard fixed redemption transaction fee for a Fund is $250 for in-kind Creation Units or $100 for cash Creation Units, or such other amount as agreed to in writing between the parties, regardless of the number of Creation Units redeemed in the transaction. A Fund may waive or adjust the redemption transaction fee from time to time. The fixed redemption fee may be waived on certain orders if a Fund’s custodian has determined to waive some or all of the Redemption Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.

In addition, a variable fee, payable to a Fund, of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for cash redemptions, non-standard orders, or partial cash redemptions (when cash redemptions are available) of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with selling portfolio securities to satisfy a cash redemption. A Fund may determine to prepay certain commissions or to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders, e.g., for redemption orders that facilitate the rebalance of a Fund’s portfolio in a more tax efficient manner than could be achieved without such order.

Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring a Fund Securities from the Trust to their account or on their order.

Procedures for Redemption of Creation Units

Orders to redeem Creation Units must be submitted in proper form to the Transfer Agent prior to 4:00 p.m. Eastern Time. A redemption request is considered to be in “proper form” if (i) an Authorized Participant has transferred or caused to be transferred to the Trust’s Transfer Agent the Creation Unit(s) being redeemed through the book-entry system of DTC so as to be effective by the time as set forth in the Participant Agreement and (ii) a request in form satisfactory to the Trust is received by the Transfer Agent from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified in the Participant Agreement. If the Transfer Agent does not receive the investor’s Fund Shares through DTC’s facilities by the times and pursuant to the other terms and conditions set forth in the Participant Agreement, the redemption request shall be rejected.

The Authorized Participant must transmit the request for redemption, in the form required by the Trust, to the Transfer Agent in accordance with procedures set forth in the Authorized Participant Agreement. Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor’s broker through an Authorized Participant who has executed an Authorized Participant Agreement. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the Fund Shares to the Trust’s Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.

Additional Redemption Procedures

In connection with taking delivery of Fund Shares of Fund Securities upon redemption of Creation Units, a redeeming shareholder or Authorized Participant acting on behalf of such shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of a Fund Securities are customarily traded, to which account such Fund Securities will be delivered. Deliveries of redemption proceeds generally will be made within two business days of the trade date.

The Trust may in its discretion exercise its option to redeem such Fund Shares in cash, and the redeeming investor will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that a Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Fund Shares based on the NAV of Fund Shares next determined after the redemption request is received in proper form (minus a redemption transaction fee, if applicable, and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of a Fund Securities but does not differ in NAV.

Redemptions of Fund Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and a Fund (whether or not it otherwise permits cash redemptions) reserve the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering a Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in a Fund Securities applicable to the redemption of Creation Units may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming investor of Fund Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment. Further, an Authorized Participant that is not a “qualified institutional buyer,” (“QIB”) as such term is defined under Rule 144A of the Securities Act, will not be able to receive Fund Securities that are restricted securities eligible for resale under Rule 144A. An Authorized Participant may be required by the Trust to provide a written confirmation with respect to QIB status to receive Fund Securities.

The right of redemption may be suspended or the date of payment postponed with respect to a Fund (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of Fund Shares or determination of the NAV of Fund Shares is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within normal settlement period.

The securities delivery cycles currently practicable for transferring portfolio securities to redeeming investors, coupled with foreign market holiday schedules, will require, in certain circumstances, a delivery process longer than seven calendar days for a Fund. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed below for a Fund. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices, could affect the information set forth herein at some time in the future.

Custom Baskets

Creation and Redemption baskets may differ and a Fund may accept “custom baskets.” A custom basket may include any of the following: (i) a basket that is composed of a non-representative selection of a Fund’s portfolio holdings; (ii) a representative basket that is different from the initial basket used in transactions on the same business day; or (iii) a basket that contains bespoke cash substitutions for a single Authorized Participant on a single day. Each Fund has adopted policies and procedures that govern the construction and acceptance of baskets, including heightened requirements for certain types of custom baskets. Such policies and procedures provide the parameters for the construction and acceptance of custom baskets that are in the best interests of a Fund and their shareholders, establish processes for revisions to, or deviations from, such parameters, and specify the titles and roles of the employees of the Adviser who are required to review each custom basket for compliance with those parameters. In addition, when constructing custom baskets for redemptions, the tax efficiency of a Fund may be taken into account. The policies and procedures distinguish among different types of custom baskets that may be used and impose different requirements for different types of custom baskets in order to seek to mitigate against potential risks of conflicts and/or overreaching by an Authorized Participant. The Adviser has established a governance process to oversee basket compliance for a Fund, as set forth in a Fund’s policies and procedures.

DETERMINATION OF NET ASSET VALUE

The NAV of Fund Shares is determined at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on each day the NYSE is open. NAV is computed by determining the aggregate market value of all assets of the applicable Fund, less its liabilities, divided by the total number of Fund Shares outstanding ((assets-liabilities)/number of Fund Shares = NAV). The NYSE is closed on weekends and New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV takes into account the expenses and fees of a Fund, including management, administration, and distribution fees, which are accrued daily. The determination of NAV for a Fund for a particular day is applicable to all applications for the purchase of Fund Shares, as well as all requests for the redemption of Fund Shares, received by a Fund (or an authorized broker or agent, or its authorized designee) before the close of trading on the NYSE on that day.

Generally, securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Futures, swaps and options contracts listed for trading on a futures or options exchange or board of trade for which market quotations are generally available are valued at the last quoted sale price, or, in the absence of a sale, at the mean of the last bid and ask price. Total return swaps on exchange-listed securities are valued at the last quoted sale price, or, in the absence of a sale, at the mean of the last bid and ask price.

If market quotations are not readily available, securities or other assets will be valued at their fair market value as determined in good faith by the Adviser in accordance with procedures approved by the Board and evaluated by the Board as to the reliability of the fair value method used. In these cases, a Fund’s NAV will reflect certain portfolio securities’ fair value rather than their market price. Fair value pricing involves subjective judgments, and it is possible that the fair value determined for a security or other asset may be materially different than the value that could be realized upon the sale of that security or other asset. The fair value prices can differ from market prices when they become available or when a price becomes available. The Board has delegated execution of these procedures to Calamos Advisors as “valuation designee” for a Fund. Calamos Advisors may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. Calamos Advisors reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

A Fund may use independent pricing services to assist in calculating the value of a Fund’s securities or other assets. In addition, market prices for foreign securities are not determined at the same time of day as the NAV for a Fund. Because a Fund may invest in securities primarily listed on foreign exchanges, and these exchanges may trade on weekends or other days when a Fund does not price its Fund Shares, the value of some of a Fund’s portfolio securities may change on days when you may not be able to buy or sell Fund Shares.

In computing the NAV, a Fund value foreign securities held by a Fund at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of a security in a Fund’s portfolio, particularly foreign securities, occur after the close of trading on a foreign market but before a Fund prices its shares, the security will be valued at fair value. For example, if trading in a portfolio security is halted and does not resume before a Fund calculates its NAV, the Adviser may need to price the security using a Fund’ fair value pricing guidelines. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of a Fund’ portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of a Fund’ NAVs by short term traders. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other funds to determine NAV, or from the price that may be realized upon the actual sale of the security.

With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies registered under the 1940 Act, a Fund’s NAV is calculated based upon the NAVs of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

DIVIDENDS AND DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES.”

General Policies

Each Fund expects to declare and distribute all of its net investment income and capital gains, if any, to shareholders as dividends at least annually. A Fund may distribute such investment income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

Dividend Distributions

Dividends and other distributions on Fund Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Fund Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Trust.

Dividend Reinvestment Service

The Trust will not make the DTC book-entry dividend reinvestment service available for use by Beneficial Owners for reinvestment of their cash proceeds, but certain individual broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of a Fund through DTC Participants for reinvestment of their dividend distributions. Investors should contact their brokers to ascertain the availability and description of these services. Beneficial Owners should be aware that each broker may require investors to adhere to specific procedures and timetables in order to participate in the dividend reinvestment service and investors should ascertain from their brokers such necessary details. If this service is available and used, dividend distributions of both investment income and realized gains will be automatically reinvested in additional whole Fund Shares issued by the Trust of the same Fund at NAV per Share. Distributions reinvested in additional Fund Shares of a Fund will nevertheless be taxable to Beneficial Owners acquiring such additional Fund Shares to the same extent as if such distributions had been received in cash.

TAXATION

This section summarizes some of the main U.S. federal income tax consequences of owning shares of a Fund. This section is current as of the date of this SAI. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or foreign tax consequences.

This federal income tax summary is based in part on the advice of counsel to a Fund. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, our counsel was not asked to review, and has not reached a conclusion with respect to the federal income tax treatment of the assets to be deposited in a Fund. This may not be sufficient for prospective investors to use for the purpose of avoiding penalties under federal tax law.

As with any investment, prospective investors should seek advice based on their individual circumstances from their own tax advisor.

Each Fund has elected to be treated and intends to qualify annually as a regulated investment company under the Code.

To qualify for the favorable U.S. federal income tax treatment generally accorded to regulated investment companies, a Fund must, among other things, (i) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, or net income derived from interests in certain publicly traded partnerships; (ii) diversify its holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of a Fund’s assets is represented by cash and cash items (including receivables), U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer generally limited for the purposes of this calculation to an amount not greater than 5% of the value of a Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or the securities of other regulated investment companies) of any one issuer, or two or more issuers which a Fund controls and which are engaged in the same, similar or related trades or businesses, or the securities of one or more of certain publicly traded partnerships; and (iii) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and at least 90% of its net tax-exempt interest income each taxable year. There are certain exceptions for failure to qualify if the failure is for reasonable cause or is de minimis, and certain corrective action is taken and certain tax payments are made by a Fund.

For purposes of the diversification tests, the identification of the issuer (or, in some cases, issuers) of a particular investment can depend on the terms and conditions of such investment. Because there is no published Internal Revenue Service guidance or case law on how to determine the “issuer” of various derivatives that the Funds may enter into, there is a risk that the Fund will not meet the Code’s diversification requirements and will not qualify, or will be disqualified, as a regulated investment company. See discussion under heading “Tax Risk.”

As a regulated investment company, a Fund generally will not be subject to U.S. federal income tax on its investment company taxable income (as that term is defined in the Code, but without regard to the deduction for dividends paid) and net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, that it distributes to shareholders. A Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gain. If a Fund retains any net capital gain or investment company taxable income, it will generally be subject to federal income tax at regular corporate rates on the amount retained. However, if a Fund retains any net capital gain, the Fund may report the retained amount as undistributed capital gains to shareholders who, if subject to U.S. federal income tax on long-term capital gains, (i) will be required to include in income as long-term capital gain their proportionate share of such undistributed amount, and (ii) will be entitled to credit their proportionate share of the federal income tax paid by the Fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. If a Fund makes this designation, the tax basis of shares owned by a shareholder of the Fund will, for U.S. federal income tax purposes, generally be increased by the difference between the amount of undistributed net capital gain included in the shareholder’s gross income and the federal income tax deemed paid by the shareholder.

In addition, amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax unless, generally, a Fund distributes during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98.2% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the one-year period ending October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that were not distributed during those years. In order to prevent application of the excise tax, each Fund intends to make its distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Fund in October, November or December with a record date in such a month and paid by a Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

Subject to certain reasonable cause and de minimis exceptions, if a Fund fails to qualify as a regulated investment company or failed to satisfy the 90% distribution requirement in any taxable year, a Fund would be taxed as an ordinary corporation on its taxable income (even if such income were distributed to its shareholders) and all distributions out of earnings and profits would be taxed to shareholders as ordinary income.

Distributions

Dividends paid out of a Fund’s investment company taxable income are generally taxable to a shareholder as ordinary income to the extent of a Fund’s earnings and profits, whether paid in cash or reinvested in additional shares. However, certain ordinary income distributions paid by a Fund may be taxed at long-term capital gains tax rates. In particular, dividends received by an individual shareholder from a regulated investment company such as a Fund may be treated as “qualified dividend income” that is eligible to be taxed at the same rates that apply to net capital gain, provided that certain holding period requirements are satisfied by both the Fund and shareholder and provided the dividends are attributable to qualifying dividends received by the Fund itself.

A Fund will provide notice to its shareholders of the amount of any distributions that may be taken into account as a dividend which is eligible for the long-term capital gains tax rates. A Fund cannot make any guarantees as to the amount of any distribution which will be regarded as a qualified dividend income.

Income from a Fund may also be subject to a 3.8% “Medicare tax.” This tax generally applies to net investment income if the taxpayer’s adjusted gross income exceeds certain threshold amounts, which are $250,000 in the case of married couples filing joint returns and $200,000 in the case of single individuals.

A portion of dividends from the Funds also may be eligible for the dividends-received deduction allowed to corporations, provided certain holding period and other requirements are satisfied. The eligible portion is not permitted to exceed the aggregate dividends a Fund receives from U.S. corporations. Funds with higher concentrations of securities other than stock of U.S. corporations are generally not expected to designate a significant portion of their distributions as qualifying for the dividends-received deduction.

Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, properly reported as capital gain dividends are taxable to a shareholder as long-term capital gains, regardless of how long the shareholder has held Fund Shares. The Internal Revenue Service and the Department of the Treasury have issued regulations that impose special rules in respect of capital gain dividends received through partnership interests constituting “applicable partnership interests” under Section 1061 of the Code. Shareholders receiving distributions in the form of additional Fund Shares, rather than cash, generally will have a tax basis in each such Fund Share equal to the value of a share of a Fund on the reinvestment date. A distribution of an amount in excess of a Fund’s current and accumulated earnings and profits will be treated by a shareholder as a return of capital which is applied against and reduces the shareholder’s basis in his or her Fund Shares. To the extent that the amount of any such distribution exceeds the shareholder’s basis in his or her Fund Shares, the excess will be treated by the shareholder as gain from a sale or exchange of a Fund Shares.

Shareholders will be notified annually as to the U.S. federal income tax status of distributions, and shareholders receiving distributions in the form of additional Fund Shares will receive a report as to the value of those Fund Shares.

Sale or Exchange of Fund Shares

Upon the sale or other disposition of Fund Shares which a shareholder holds as a capital asset, such a shareholder may realize a capital gain or loss, which will be long-term or short-term, depending upon the shareholder’s holding period for a Fund Shares. Generally, a shareholder’s gain or loss will be a long-term gain or loss if the Fund Shares have been held for more than one year.

Any loss realized on a sale or exchange will be disallowed to the extent that Fund Shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after disposition of Fund Shares or to the extent that the shareholder, during such period, acquires or enters into an option or contract to acquire substantially identical stock or securities. In such a case, the basis of the Fund Shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund Shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of long-term capital gain received by the shareholder with respect to such Fund Shares.

Taxes on Purchase and Redemption of Creation Units

If a shareholder exchanges securities for Creation Units the shareholder will generally recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time plus (or minus) any Cash Component received (or paid) and the shareholder’s aggregate basis in the securities surrendered. If a shareholder exchanges Creation Units for securities, then the shareholder will generally recognize a gain or loss equal to the difference between the aggregate market value of the securities received, plus (or minus) any Cash Redemption Amount received (or paid), and such shareholder’s basis in the Creation Units. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units or Creation Units for securities cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. In addition, when a regulated investment company redeems a shareholder in kind, the regulated investment company generally is not required to recognize taxable gains in respect of the portfolio securities it distributes to the redeeming shareholder. However, a Fund may be required to recognize taxable gain on the distribution of certain securities, and the Internal Revenue Service may assert that a Fund must recognize taxable gain in respect of certain other securities that the Fund distributes to a shareholder in exchange for Creation Units, which may increase the amount of taxable gains that the Fund would otherwise be required to distribute in order to maintain its qualification as a regulated investment company and avoid a Fund-level tax.

Authorized Participants that are dealers may be subject to special tax rules and should consult their own tax advisors regarding the tax consequences of purchasing and redeeming Creation Units in their capacity as dealers.

Treatment of FLEX Options

The FLEX Options included in each Fund’s portfolio are exchange-traded options. Under Section 1256 of the Code, certain types of exchange-traded options are treated as if they were sold (i.e., “marked to market”) at the end of each year. Each Fund does not believe that some of the positions in FLEX Options held by the Fund will be subject to Section 1256, which means that the positions will not be marked to market, but the positions will be subject to the straddle rules. See discussion under heading “Options, Futures and Forward Contracts, and Swap Agreements or Derivatives.”

Options, Futures and Forward Contracts, and Swap Agreements or Derivatives

In general, option premiums received by a Fund are not immediately included in the income of the Fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option (e.g., through a closing transaction). If a call option written by a Fund is exercised and the Fund sells or delivers the underlying stock, the Fund generally will recognize capital gain or loss equal to (a) the sum of the strike price and the option premium received by the Fund minus (b) the Fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund generally will subtract the premium received for purposes of computing its cost basis in the securities purchased. Gain or loss arising in respect of a termination of a Fund’s obligation under an option other than through the exercise of the option will be short-term gain or loss depending on whether the premium income received by the Fund is greater or less than the amount paid by the Fund (if any) in terminating the transaction. Thus, for example, if an option written by a Fund expires unexercised, the Fund generally will recognize short-term gain equal to the premium received.

The tax treatment of certain positions entered into by a Fund (including options, futures contracts, forward contracts, foreign currency positions and swap agreements) may be governed by Section 1256 of the Code (“Section 1256 contracts”). Any gains or losses on Section 1256 contracts are generally considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, Section 1256 contracts held by the Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable. Each Fund does not believe that some of its positions in FLEX Options held by each Fund will be subject to Section 1256.

The Fund’s options activities, including FLEX Options, may include transactions constituting straddles for U.S. federal income tax purposes, that is, that trigger the straddle rules contained primarily in Section 1092 of the Code. In some cases, the straddle rules also could apply in connection with swap agreements. Very generally, where applicable, Section 1092 requires (i) that losses be deferred on positions deemed to be offsetting positions with respect to “substantially similar or related property,” to the extent of unrealized gain in the latter, and (ii) that the holding period of such a straddle position that has not already been held for the long-term holding period be terminated and begin anew once the position is no longer part of a straddle. Options on single stocks that are not “deep in the money” may constitute qualified covered calls, which generally are not subject to the straddle rules; the holding period on stock underlying qualified covered calls that are “in the money” although not “deep in the money” will be suspended during the period that such calls are outstanding. The straddle rules and the rules governing qualified covered calls may affect the character of gains (or losses) realized by the Fund by causing gains that would otherwise constitute long-term capital gains to be treated as short-term capital gains, and distributions that would otherwise constitute “qualified dividend income” or qualify for the dividends-received deduction to fail to satisfy the holding period requirements and therefore to be taxed as ordinary income or to fail to qualify for the dividends-received deduction, as the case may be. In addition, losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to the Fund of transactions in options, futures, forward contracts, and swap agreements are not entirely clear.

The Fund may make one or more of the elections available under the Code which are applicable to straddles. If the Fund makes any of the elections, the amount, character and timing of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections operate to accelerate the recognition of gains or losses from the affected straddle positions. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not engage in such hedging transactions.

In addition, the Fund’s transactions in other derivative instruments (e.g., forward contracts and swap agreements), as well as any of its hedging, short sale, securities loan or similar transactions, may be subject to one or more special tax rules (e.g., notional principal contract, straddle, constructive sale, wash sale and short sale rules), which could affect the amount, timing and/or character of distributions to shareholders. The qualifying income and diversification requirements applicable to the Fund’s assets may limit the extent to which the Fund will be able to engage in transactions in options, futures contracts, forward contracts, swap agreements, and other derivative instruments.

Rules governing the tax aspects of swap agreements and other derivative instruments are in a developing stage and are not entirely clear in certain respects. Accordingly, while the Funds intend to account for such transactions in a manner it deems to be appropriate, the IRS might not accept such treatment. If it did not, the status of a Fund as a regulated investment company might be affected. Calamos Advisors intends to monitor developments in this area.

An adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a Fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a Fund-level tax.

Investments in Other Investment Companies

Each Fund’s investments in shares of other investment companies that qualify as regulated investment companies (each, an “underlying RIC”) can cause the Fund to be required to distribute greater amounts of net investment income or net capital gain than the Fund would have distributed had it invested directly in the securities held by the underlying RIC, rather than in shares of the underlying RIC. Further, the amount or timing of distributions from each Fund qualifying for treatment as a particular character (e.g., long-term capital gain, exempt interest, eligibility for dividends-received deduction, etc.) will not necessarily be the same as it would have been had the Fund invested directly in the securities held by the underlying RIC.

If a Fund receives dividends from an underlying RIC and the underlying RIC reports such dividends as qualified dividend income, then the Fund is permitted in turn to report a portion of its distributions as qualified dividend income, provided the Fund meets holding period and other requirements with respect to shares of the underlying RIC.

If a Fund receives dividends from an underlying RIC and the underlying RIC reports such dividends as eligible for the dividends-received deduction, then the Fund is permitted in turn to report its distributions derived from those dividends as eligible for the dividends-received deduction as well, provided the Fund meets holding period and other requirements with respect to shares of the underlying RIC.

Nature of Fund Investments

Certain of a Fund’s investment practices are subject to special and complex U.S. federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions; (ii) convert lower taxed long-term capital gain into higher taxed short-term capital gain or ordinary income; (iii) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited); (iv) cause a Fund to recognize income or gain without a corresponding receipt of cash; (v) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur; and (vi) adversely alter the characterization of certain complex financial transactions.

Non-U.S. Taxes

Income and proceeds received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries, which would reduce the Fund’s return on investments in such countries. Tax treaties between certain countries and the U.S. may reduce or eliminate such taxes. Shareholders generally will not be entitled separately to claim a credit or deduction in respect of non-U.S. taxes paid or treated as paid by a Fund. In addition, a Fund’s investments in foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

Investments in Certain Non-U.S. Corporations

If a Fund holds an equity interest in any “passive foreign investment companies” (“PFICs”), which are generally certain non-U.S. corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties or capital gains) or that hold at least 50% of their assets in investments producing such passive income, a Fund could be subject to U.S. federal income tax and additional interest charges on gains and certain distributions with respect to those equity interests, even if all the income or gain is timely distributed to its shareholders. A Fund will not be able to pass through to its shareholders any credit or deduction for such taxes. A Fund may be able to make an election that could ameliorate these adverse tax consequences. For instance, a Fund may elect to mark the gains (and to a limited extent losses) in such holdings “to the market” as though it had sold (and, solely for purposes of this mark-to-market election, repurchased) its holdings in those PFICs on the last day of the Fund’s taxable year. If a Fund were to make a mark-to-market election, the Fund would recognize as ordinary income any increase in the value of such PFIC shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income. Under this election, a Fund might be required to recognize in a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the distribution requirement and would be taken into account for purposes of the 4% excise tax (described above). Dividends paid by PFICs are not treated as qualified dividend income.

Backup Withholding

A Fund may be required to withhold U.S. federal income tax from all taxable distributions and sale proceeds payable to shareholders who fail to provide a Fund with their correct taxpayer identification number or fail to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. This withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability.

Non-U.S. Shareholders

U.S. taxation of a shareholder who, as to the United States, is a nonresident alien individual, a non-U.S. trust or estate, a non-U.S. corporation or non-U.S. partnership (“non-U.S. shareholder”) depends on whether the income of a Fund is “effectively connected” with a U.S. trade or business carried on by the shareholder.

In addition to the rules described in this section concerning the potential imposition of withholding on distributions to non-U.S. persons, distributions to non-U.S. persons that are “financial institutions” may be subject to a withholding tax of 30% unless an agreement is in place between the financial institution and the U.S. Treasury to collect and disclose information about accounts, equity investments, or debt interests in the financial institution held by one or more U.S. persons or the institution is resident in a jurisdiction that has entered into such an agreement with the U.S. Treasury. For these purposes, a “financial institution” means any entity that (i) accepts deposits in the ordinary course of a banking or similar business; (ii) holds financial assets for the account of others as a substantial portion of its business; or (iii) is engaged (or holds itself out as being engaged) primarily in the business of investing, reinvesting or trading in securities, partnership interests, commodities or any interest (including a futures contract or option) in such securities, partnership interests or commodities. The Internal Revenue Service and the Department of the Treasury have issued proposed regulations providing that these withholding rules will not be applicable to the gross proceeds of share redemptions or capital gains dividends that a Fund pays.

Distributions to non-financial non-U.S. entities (other than publicly traded non-U.S. entities, entities owned by residents of U.S. possessions, non-U.S. governments, international organizations, or non-U.S. central banks), will also be subject to a withholding tax of 30% if the entity does not certify that the entity does not have any substantial U.S. owners or provide the name, address and TIN of each substantial U.S. owner. The Internal Revenue Service and the Department of Treasury have issued proposed regulations providing that these withholding rules will also not be applicable to the gross proceeds of share redemptions or capital gains dividends that a Fund pays.

Income Not Effectively Connected

If the income from a Fund is not “effectively connected” with a U.S. trade or business carried on by the non-U.S. shareholder, distributions of investment company taxable income will generally be subject to a U.S. tax of 30% (or lower treaty rate), which tax is generally withheld from such distributions.

Distributions of capital gain dividends and any amounts retained by a Fund which are properly reported by a Fund as undistributed capital gains will not be subject to U.S. tax at the rate of 30% (or lower treaty rate) unless the non-U.S. shareholder is a nonresident alien individual and is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements. However, this 30% tax on capital gains of nonresident alien individuals who are physically present in the United States for more than the 182 day period only applies in exceptional cases because any individual present in the United States for more than 182 days during the taxable year is generally treated as a resident for U.S. income tax purposes; in that case, he or she would be subject to U.S. income tax on his or her worldwide income at the graduated rates applicable to U.S. citizens, rather than the 30% U.S. tax. In the case of a non-U.S. shareholder who is a nonresident alien individual, a Fund may be required to withhold U.S. income tax from distributions of net capital gain unless the non-U.S. shareholder certifies his or her non-U.S. status under penalties of perjury or otherwise establishes an exemption. If a non-U.S. shareholder is a nonresident alien individual, any gain such shareholder realizes upon the sale or exchange of such shareholder’s Fund Shares in the United States will ordinarily be exempt from U.S. tax unless the gain is U.S. source income and such shareholder is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements.

Distributions from a Fund that are properly reported by a Fund as an interest-related dividend attributable to certain interest income received by a Fund or as a short-term capital gain dividend attributable to certain net short-term capital gain income received by a Fund may not be subject to U.S. federal income taxes, including withholding taxes when received by certain non-U.S. investors, provided that a Fund makes certain elections and certain other conditions are met.

In addition, capital gain distributions attributable to gains from U.S. real property interests (including certain U.S. real property holding corporations) will generally be subject to United States withholding tax and may give rise to an obligation on the part of the non-U.S. shareholder to file a United States tax return.

Income Effectively Connected

If the income from a Fund is “effectively connected” with a U.S. trade or business carried on by a non-U.S. shareholder, then distributions of investment company taxable income and capital gain dividends, any amounts retained by a Fund which are properly reported by a Fund as undistributed capital gains and any gains realized upon the sale or exchange of Fund Shares will be subject to U.S. income tax at the graduated rates applicable to U.S. citizens, residents and domestic corporations. Non-U.S. corporate shareholders may also be subject to the branch profits tax imposed by the Code. The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described herein. Non-U.S. shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in a Fund.

Capital Loss Carryforward

Net capital gains of a Fund that are available for distribution to shareholders will be computed by taking into account any applicable capital loss carryforward.

Other Taxation

Fund shareholders may be subject to state, local and foreign taxes on their Fund distributions. Shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in a Fund.

CUSTODIAN AND TRANSFER AGENT

State Street Bank and Trust Company (“State Street”), One Congress Street, Boston, Massachusetts 02114-2016, is the custodian for the assets of a Fund. The custodian is responsible for holding all cash and securities of a Fund, directly or through a book entry system, delivering and receiving payment for securities sold by a Fund, receiving and paying for securities purchased by a Fund, collecting income from investments of a Fund and performing other duties, all as directed by authorized persons of the Trust. The custodian does not exercise any supervisory functions in such matters as the purchase and sale of securities by a Fund, payment of dividends or payment of expenses of a Fund. State Street receives compensation for these services from the Adviser out of its management fee.

State Street also serves as transfer agent and dividend paying agent for a Fund. State Street receives compensation for these services from the Adviser out of its management fee.

FUND ACCOUNTING AND FINANCIAL ACCOUNTING AGENT

The Funds have an agreement with Ernst & Young LLP (“EY”) located at 155 N. Wacker Drive, Chicago, IL 60606 to provide certain tax services. The tax services include the following: calculating, tracking and reporting tax adjustments on all assets of the Funds, including but not limited to contingent debt and preferred trust obligations; preparing excise tax and fiscal year distribution schedules; preparing tax information required for financial statement footnotes; preparing state and federal income tax returns; preparing specialized calculations of amortization on convertible securities; preparing year-end dividend disclosure information; providing treaty-based foreign withholding tax reclaim services; providing certain global compliance and reporting services; providing a match service and analysis of the “passive foreign investment company” status of foreign corporate entities; and providing services related to corporate actions that may or may not have a tax impact on the Funds’ holdings. EY receives compensation for these services from the Adviser out of its management fee. For the fiscal year ended July 31, 2025, the Adviser paid EY $265,601 for tax services.

Under the arrangements with State Street to provide fund accounting services, State Street provides certain administrative and accounting services including providing daily reconciliation of cash, trades and positions; maintaining general ledger and capital stock accounts; preparing daily trial balance; calculating NAV; providing selected general ledger reports; preferred share compliance; calculating total returns; and providing monthly distribution analysis to a Fund. A Fund has also entered into an agreement with State Street pursuant to which State Street provides certain administration treasury services to a Fund. These services include: monitoring the calculation of expense accrual amounts for a Fund and making any necessary modifications; managing a Fund’s expenses and expense payment processing; coordinating any expense reimbursement calculations and payment; calculating net investment income dividends and capital gain distributions; coordinating the audits for a Fund; preparing financial reporting statements for a Fund; preparing certain regulatory filings; and calculating asset coverage tests for certain Calamos Funds. State Street receives compensation for these services from the Adviser out of its management fee. For the fiscal year ended July 31, 2025, the Adviser paid State Street $18,569 for fund accounting services. For the year ended July 31, 2025, the Adviser paid State Street $42,589 for administration services.

MISCELLANEOUS

Counsel. Ropes & Gray LLP, located at 191 North Wacker Drive, 32nd Floor, Chicago, IL 60606, is counsel to the Trust.

Independent Registered Public Accounting Firm. Deloitte & Touche LLP, an independent registered public accounting firm, is the Trust’s independent auditor and is located at 111 South Wacker Drive, Chicago, IL 60606. Deloitte & Touche LLP audits and reports on a Fund’s annual financial statements and performs audit, audit-related and other services when approved by the Trust’s audit committee.

FINANCIAL STATEMENTS

The Funds’ financial statements and financial highlights for the fiscal year ended July 31, 2025, as well as the report of the independent registered public accounting firm, are incorporated herein by reference from the Funds’ annual report to shareholders. See the front cover of the Funds’ statement of additional information or the back cover of the Funds’ prospectus for information on how to obtain the Funds’ annual report to shareholders.

EXHIBIT A—DESCRIPTION OF RATINGS7

A rating of a rating service represents the service’s opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, Calamos Advisors believes that the quality of debt securities in which a Fund invests should be continuously reviewed. A rating is not a recommendation to purchase, sell or hold a security, because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the ratings services from other sources that they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

The following is a description of the characteristics of ratings used by Moody’s Investors Service (“Moody’s”) and Standard & Poor’s Corporation, a division of The McGraw-Hill Companies (“S&P”).

MOODY’S GLOBAL SHORT-TERM RATING SCALE

P-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP: Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

MOODY’S GLOBAL LONG-TERM RATING SCALE

Aaa—Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa—Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A—Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa—Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba—Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B—Obligations rated B are considered speculative and are subject to high credit risk.

Caa—Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca—Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C—Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.*

S&P SHORT-TERM ISSUE CREDIT RATINGS

A-1: A short-term obligation rated ‘A-1’ is rated in the highest category by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligations is extremely strong.

7  The ratings indicated herein are believed to be the most recent ratings available at the date of this prospectus for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the rating indicated do not necessarily represent ratings which will be given to these securities on the date of a Fund’s fiscal year-end.

*  By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

A-1

A-2: A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.

A-3: A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitments on the obligation.

B: A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitments.

C: A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.

D: A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to ‘D’ if it is subject to a distressed exchange offer.

S&P LONG-TERM ISSUE CREDIT RATINGS*

Issue credit ratings are based, in varying degrees, on S&P Global Ratings’ analysis of the following considerations:

●  The likelihood of payment — the capacity and willingness of the obligor to meet its financial commitments on an obligation in accordance with the terms of the obligation;

●  The nature and provisions of the financial obligation, and the promise we impute; and

●  The protection afforded by, and relative position of, the financial obligation in the event of a bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

An issue rating is an assessment of default risk but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA—An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.

AA—An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.

A—An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

BBB—An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitments on the obligation.

BB, B, CCC, CC and C—Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.

BB—An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.

*  Ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.

A-2

B—An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.

CCC—An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC—An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred, but S&P expects default to be a virtual certainty, regardless of the anticipated time to default.

C—An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.

D—An obligation rated ‘D’ is in payment default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

NR—indicates that a rating has not been assigned or is no longer assigned.

Local Currency and Foreign Currency Ratings

S&P Global Ratings’ issuer credit ratings make a distinction between foreign currency ratings and local currency ratings. A foreign currency rating on an issuer will differ from the local currency rating on it when the obligor has a different capacity to meet its obligations denominated in its local currency versus obligations denominated in a foreign currency.

A-3

Dated November 28, 2025

STATEMENT OF ADDITIONAL INFORMATION

Fund	Ticker
Calamos Nasdaq-100® Structured Alt Protection ETF® — March	CPNM
Calamos Nasdaq-100® Structured Alt Protection ETF® — June	CPNJ
Calamos Nasdaq-100® Structured Alt Protection ETF® — September	CPNS
Calamos Nasdaq-100® Structured Alt Protection ETF® — December	CPND

2020 Calamos Court

Naperville, Illinois 60563

866.363.9219

This Statement of Additional Information (“SAI”) relates to Calamos Nasdaq-100® Structured Alt Protection ETF® — March, Calamos Nasdaq-100® Structured Alt Protection ETF® — June, Calamos Nasdaq-100® Structured Alt Protection ETF® — September and Calamos Nasdaq-100® Structured Alt Protection ETF® — December (each, a “Fund” and collectively, the “Funds”), each of which is a series of the Calamos ETF Trust (the “Trust”). This is not a prospectus, but provides information that should be read in conjunction with the prospectus for each Fund, dated November 28, 2025 and any supplements thereto, which are incorporated herein by reference. Capitalized terms used herein that are not defined have the same meanings as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge by calling a Fund at (866)-363-9219, visiting a Fund’s website at www.calamos.com or through your financial advisor.

References to the Investment Company Act of 1940, as amended (the “1940 Act”), or other applicable law, will include any rules promulgated thereunder and any guidance, interpretations or modifications by the Securities and Exchange Commission (the “SEC”), SEC staff or other authority with appropriate jurisdiction, including court interpretations, and exemptive, no action or other relief or permission from the SEC, SEC staff or other authority.

THE TRUST AND THE FUNDS

The Trust was organized as a Delaware statutory trust on June 17, 2013. The Trust is an open-end, registered management investment company. The Trust currently offers Fund Shares in forty-two series of the Trust. Series other than the Funds are offered through separate prospectuses and statements of additional information and are not further discussed herein. The offering of a Fund’s shares (“Fund Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”).

Each Fund is a non- diversified, actively managed exchange-traded fund. Each Fund offers and issues Fund Shares at net asset value (“NAV”) only in aggregations of a specified number of Fund Shares, generally in exchange for a basket of securities constituting the portfolio holdings of a Fund, together with the deposit of a specified cash payment, or, in certain circumstances, for an all-cash payment. Fund Shares of each Fund will be listed and principally traded on NYSE Arca, Inc. (“NYSE Arca” or the “Exchange”). Fund Shares will trade on the Exchange at market prices that may be below, at, or above NAV.

Unlike mutual funds, Fund Shares are not individually redeemable securities. Rather, a Fund issues and redeems Fund Shares on a continuous basis at NAV in aggregations of a specific number of Fund Shares (each, a “Creation Unit”) In the event of the liquidation of a Fund, the Trust may lower the number of Fund Shares in a Creation Unit. Financial entities known as “authorized participants” (which are discussed in greater detail below) have contractual arrangements with a Fund or the Distributor to purchase and redeem Fund Shares directly with a Fund in Creation Units in exchange for the securities comprising a Fund and/or cash, or some combination thereof. Fund Shares are traded in the secondary market and elsewhere at market prices that may be at, above, or below a Fund’s NAV. Fund Shares are only redeemable in Creation Units by authorized participants. An authorized participant that purchases a Creation Unit of Fund Shares deposits with a Fund a “basket” of securities and/or other assets identified by a Fund that day, and then receives the Creation Unit of Fund Shares in return for those assets. The redemption process is the reverse of the purchase process: the authorized participant redeems a Creation Unit of Fund Shares for a basket of securities and other assets. The basket is generally representative of a Fund’s portfolio, and together with a cash balancing amount, it is equal to the NAV of a Fund Shares comprising the Creation Unit. Pursuant to Rule 6c-11 of the 1940 Act (“Rule 6c-11”), a Fund may utilize baskets that are not representative of a Fund’s portfolio. Such “custom baskets” are discussed in the section entitled “Creations and Redemptions of Creation Units.” Transaction fees and other costs associated with creations or redemptions that include cash may be higher than the transaction fees and other costs associated with in-kind creations or redemptions. In all cases, conditions with respect to creations and redemptions of Fund Shares and fees will be limited in accordance with the requirements of SEC rules and regulations applicable to management investment companies offering redeemable securities.

Unlike index-based ETFs, each Fund is “actively managed” and does not seek to replicate the performance of a specified index.

The Board of Trustees of the Trust (the “Board of Trustees” or the “Trustees”) has the right to establish additional series in the future, to determine the preferences, voting powers, rights and privileges thereof and to modify such preferences, voting powers, rights and privileges without shareholder approval. Fund Shares of any series may also be divided into one or more classes at the discretion of the Trustees. The Trust or any series or class thereof may be terminated at any time by the Board of Trustees upon written notice to the shareholders.

EXCHANGE LISTING AND TRADING

Fund Shares of each Fund are listed and traded on the NYSE Arca (the “Exchange”). Fund Shares trade on the Exchange or in secondary markets at prices that may differ from their NAV or Intraday Indicative Value (“IIV”), because such prices may be affected by market forces (such as supply and demand for Fund Shares). As is the case of other securities traded on an exchange, when you buy or sell Fund Shares on the Exchange or in the secondary markets your broker will normally charge you a commission or other transaction charges. Further, the Trust reserves the right to adjust the price of Fund Shares in the future to maintain convenient trading ranges for investors (namely, to maintain a price per Share that is attractive to investors) by share splits or reverse share splits, which would have no effect on the NAV.

There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Fund Shares of a Fund will continue to be met. The Exchange may, but is not required to, remove the Fund Shares from listing if, among other things: (i) following the initial 12-month period beginning upon the commencement of trading of Fund Shares, there are fewer than 50 record and/or beneficial owners of Fund Shares; (ii) a Fund is no longer eligible to operate in reliance on Rule 6c-11; (iii) any of the other listing requirements are not continuously maintained; or (iv) any event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove the Shares of the Fund from listing and trading upon termination of the Fund.

1

The Funds are not sponsored, endorsed, sold or promoted by the Exchange. The Exchange makes no representation or warranty, express or implied, to the owners of Fund Shares of a Fund or any member of the public regarding the advisability of investing in securities generally or in a Fund particularly or the ability of a Fund to achieve its objectives. The Exchange has no obligation or liability in connection with the administration, marketing or trading of the Funds.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Board has adopted a policy regarding the disclosure of information about a Fund’s portfolio securities. Under the policy, portfolio holdings of a Fund, which will form the basis for the calculation of NAV on any day on which the Trust is open for business (“Business Day”), are publicly disseminated prior to the opening of trading on the Exchange that Business Day through financial reporting or news services, including the website www.calamos.com. In addition, each Business Day a portfolio composition file, which displays the basket of securities to be deposited to purchase Creation Units of a Fund (“In-Kind Creation Basket”) and the amount of cash necessary to equal the difference between the NAV of a Creation Unit and the market value of the In-Kind Creation Basket (“Cash Component”), is publicly disseminated prior to the opening of the Exchange via the National Securities Clearing Corporation (“NSCC”).

INVESTMENT OBJECTIVES

Each Fund’s investment objectives are shown below:

The Calamos Nasdaq-100® Structured Alt Protection ETF® — March seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the Invesco QQQ TrustSM, Series 1 ETF (“Underlying ETF”) up to a cap stated in the prospectus (the “Cap”), while protecting against 100% of the negative price return of the Underlying ETF (before fees and expenses) for periods of approximately one year beginning on or about March 1 of each year.

The Calamos Nasdaq-100® Structured Alt Protection ETF® — June seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the Invesco QQQ TrustSM, Series 1 ETF (“Underlying ETF”) up to a cap stated in the prospectus (the “Cap”), while protecting against 100% of the negative price return of the Underlying ETF (before fees and expenses), for periods of approximately one year beginning on or about June 1 of each year.

The Calamos Nasdaq-100® Structured Alt Protection ETF® — September seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the Invesco QQQ TrustSM, Series 1 ETF (“Underlying ETF”) up to a cap stated in the prospectus (the “Cap”), while protecting against 100% of the negative price return of the Underlying ETF (before fees and expenses), for periods of approximately one year beginning on or about September 1 of each year.

The Calamos Nasdaq-100® Structured Alt Protection ETF® — December seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the Invesco QQQ TrustSM, Series 1 ETF (“Underlying ETF”) up to a cap stated in the prospectus (the “Cap”), while protecting against 100% of the negative price return of the Underlying ETF (before fees and expenses) for periods of approximately one year beginning on or about December 1 of each year.

Each Fund’s investment objective is non-fundamental and may be changed by a vote of the Fund’s Board, without shareholder approval.

Each Fund has adopted a non-fundamental operating policy that requires it, under normal circumstances, to invest at least 80% of its net assets (plus borrowings for investment purposes, if any) in investments that provide exposure to the Nasdaq-100 Index®. Although this requirement may be changed by the Board of Trustees without shareholder approval, each Fund will notify shareholders in writing at least 60 days prior to any change in its 80% policy.

INVESTMENT PRACTICES

The prospectus contains information concerning each Fund’s investment objective and principal investment strategies and risks. This Statement of Additional Information provides additional information concerning certain securities and strategies used by a Fund and their associated risks.

In pursuing its investment objective, a Fund will invest as described below and in a Fund’s prospectus. The table below indicates whether a Fund, directly or indirectly through its investment in the underlying funds, invests in the securities and instruments listed as part of its principal (P) or non-principal (N) investment strategies.

2

Unless otherwise noted, all investment policies and restrictions described in the Prospectus and Statement of Additional Information are measured at the time of the transaction in the security. If market action affecting fund securities (including, but not limited to, appreciation, depreciation, or a credit rating event) causes a Fund to exceed an investment policy or restriction, Calamos Advisors LLC (“Calamos Advisors” or the “Adviser”) is not required to take immediate action. Under normal market conditions, however, Calamos Advisors will not make any acquisitions that will make a Fund further outside the investment restriction.

INVESTMENTS AND INVESTMENT- RELATED PRACTICES	CALAMOS NASDAQ-100® STRUCTURED ALT PROTECTION ETF® — MARCH	CALAMOS NASDAQ-100® STRUCTURED ALT PROTECTION ETF® — JUNE	CALAMOS NASDAQ-100® STRUCTURED ALT PROTECTION ETF® — SEPTEMBER	CALAMOS NASDAQ-100® STRUCTURED ALT PROTECTION ETF® — DECEMBER
Currency Exchange Transactions	P	P	P	P
Equity Securities	P	P	P	P
FLEX Options	P	P	P	P
Illiquid Securities	N	N	N	N
Initial Public Offerings	N	N	N	N
Master Limited Partnerships	N	N	N	N
Options on Securities, Indexes and Currencies*	P	P	P	P
Other Investment Companies	P	P	P	P
Repurchase Agreements	N	N	N	N
Reverse Repurchase Agreements and Other Borrowings	N	N	N	N
Rule 144A Securities	N	N	N	N
Temporary Investments	N	N	N	N
U.S. Government Obligations	P	P	P	P
Warrants*	N	N	N	N
“When-Issued” and Delayed Delivery Securities	N	N	N	N

*  Not including those acquired in connection with investments in synthetic convertible instruments.

CURRENCY EXCHANGE TRANSACTIONS

Currency exchange transactions may be conducted either on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market or through forward currency exchange contracts (“forward contracts”). Forward contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) and price set at the time of the contract.

Forward contracts are usually entered into with banks, foreign exchange dealers and broker-dealers, are not exchange traded, and are usually for less than one year, but may be renewed.

Forward currency exchange transactions may involve currencies of the different countries in which a Fund may invest and serve as hedges against possible variations in the exchange rate between these currencies. Currency exchange transactions are limited to transaction hedging and portfolio hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward contracts with respect to specific receivables or payables of a Fund accruing in connection with the purchase and sale of its portfolio securities or the receipt of dividends or interest thereon. Portfolio hedging is the use of forward contracts with respect to portfolio security positions denominated or quoted in a particular foreign currency. Portfolio hedging allows a Fund to limit or reduce its exposure in a foreign currency by entering into a forward contract to sell such foreign currency (or another foreign currency that acts as a proxy for that currency) at a future date for a price payable in U.S. dollars so that the value of the foreign denominated portfolio securities can be approximately matched by a foreign denominated liability. A Fund may not engage in portfolio hedging with respect to the currency of a particular country to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in that particular currency, except that a Fund may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currencies or currency act as an effective proxy for other currencies. In such a case, a Fund may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in a Fund. A Fund may not engage in “speculative” currency exchange transactions.

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At the maturity of the forward contract to deliver a particular currency, a Fund may either sell the portfolio security related to the contract and make delivery of the currency, or it may retain the security and either acquire the currency on the spot market or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract with the same currency trader obligating it to purchase on the same maturity date the same amount of the currency.

It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of a forward contract. Accordingly, it may be necessary for a Fund to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of currency a Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell on the spot market some of the currency received upon the sale of the portfolio security if its market value exceeds the amount of currency a Fund is obligated to deliver.

If a Fund retains the portfolio security and engages in an offsetting currency transaction, it will incur a gain or a loss to the extent that there has been movement in forward contract prices. If a Fund engages in an offsetting currency transaction, it subsequently may enter into a new forward contract to sell the currency. Should forward prices decline during the period between a Fund’s entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, a Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, a Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. A default on the contract would deprive a Fund of unrealized profits or force a Fund to cover its commitments for purchase or sale of currency, if any, at the current market price.

Hedging against a decline in the value of a currency does not eliminate fluctuations in the value of a portfolio security traded in that currency or prevent a loss if the value of the security declines. Hedging transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for a Fund to hedge against a devaluation that is so generally anticipated that a Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates. The cost to a Fund of engaging in currency exchange transactions varies with such factors as the currency involved, the length of the contract period, and prevailing market conditions. Because currency exchange transactions are usually conducted on a principal basis, no fees or commissions are involved.

EQUITY SECURITIES

Equity securities include common and preferred stocks, warrants, rights, and depository receipts. An investment in the equity securities of a company represents a proportionate ownership interest in that company. Therefore, a Fund participates in the financial success or failure of any company in which it has an equity interest.

Equity investments are subject to greater fluctuations in market value than other asset classes as a result of such factors as the issuer’s business performance, investor perceptions, stock market trends and general economic conditions. Equity securities are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments. See the prospectus for additional information regarding equity investments and their risks.

FLEX OPTIONS

FLexible EXchange® Options (“FLEX Options”) are customized option contracts available through national securities exchanges that are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are listed on a U.S. national securities exchange. FLEX Options provide investors with the ability to customize assets referenced by the options, exercise prices, exercise styles (i.e., American-style, exercisable any time prior to the expiration date, or European-style, exercisable only on the option expiration date) and expiration dates, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. Each option contract entitles the holder thereof to purchase (for the call options) or sell (for the put options) Fund Shares of the reference asset at the strike price.

The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer”, with the goal of protecting clearing members and options traders from counterparty risk.

Certain Considerations Regarding Options. The FLEX Options in which each Fund invests will be options on an index, the Nasdaq-100 Index® or an exchange-traded fund (“ETF”) (each, a “Reference Asset”). As such, the value of the Fund’s FLEX Options will fluctuate with changes in the value of the securities included in, or held by, the Reference Asset, and thus the Reference Asset’s price return. In addition to the value of the Reference Asset, the value of an option contract, in general, will reflect, among other things, the time remaining until its expiration date, the relationship of the exercise price to the market price of the underlying investment, and general market conditions. Option contracts that expire unexercised have no value.

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Each of the options exchanges has established limitations governing the maximum number of call or put options on the same asset that may be bought or written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). Under these limitations, option positions of all investment companies advised by Calamos Advisors LLC (“Calamos” or the “Adviser”) are combined for purposes of these limits. Pursuant to these limitations, an exchange may order the liquidation of positions and may impose other sanctions or restrictions.

These positions limits may restrict the number of listed options that each Fund may buy or sell. The puts and calls on the Reference Asset entitle the purchaser of the option the right to purchase (for a call option) or sell (for a put option) the Reference Asset at a predetermined specified price (the “strike price”). When each Fund writes a call on the Reference Asset, it receives a premium and agrees that the purchaser of the call, upon exercise of the call, will receive from each Fund the delivery of an amount of cash or a specified number of Fund Shares of the Reference Asset in exchange for the strike price. When each Fund buys a call on the Reference Asset, it pays a premium and has the same rights to such call as indicated above. When each Fund buys a put on the Reference Asset, it pays a premium and has the right to require the seller of the put, upon the Fund’s exercise of the put, to deliver an amount of cash or a specified number of Fund Shares of the Reference Asset in exchange for the strike price. When each Fund writes a put on the Reference Asset, it receives a premium and the purchaser of the put has the right to require the Fund to deliver an amount of cash or a specified number of Fund Shares of the Reference Asset in exchange for the strike price. Notwithstanding the above, each Fund utilizes FLEX Options that are cash-settled. Cash-settled option contracts give the holder the right to receive an amount (or owe an amount) of cash upon the exercise of the option contract. Gain or loss depends on changes in the value of the Reference Asset’s price return relative to the strike price for a given option contract. The amount of cash is equal to the difference between the closing price of the Reference Asset’s price return and the exercise price of the option contract times a specified multiple (“multiplier”), which determines the total value for each point of such difference.

Risks of Options on the Reference Asset. If the Fund has purchased an option and exercises it before the closing value for that day is available, it runs the risk that the Reference Asset’s price return may subsequently change. If such a change causes the exercised option to fall out of the money, the Fund will be required to pay the difference between the closing value of the Reference Asset’s value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

LIMITATIONS ON OPTIONS AND FUTURES

If options, futures contracts or futures options of types other than those described herein are traded in the future, a Fund may also use those investment vehicles, provided the board of trustees determines that their use is consistent with a Fund’s investment objectives.

A Fund may not maintain open short positions in futures contracts, call options written on futures contracts or call options written on indexes if, in the aggregate, the market value of all such open positions exceeds the current value of the securities in its portfolio, plus or minus unrealized gains and losses on the open positions, adjusted for the historical relative volatility of the relationship between the portfolio and the positions. For this purpose, to the extent a Fund has written call options on specific securities in its portfolio, the value of those securities will be deducted from the current market value of the securities portfolio.

The use of options and futures is subject to applicable regulations of the Securities and Exchange Commission (“SEC”), the several exchanges upon which they are traded and the Commodity Futures Trading Commission (“CFTC”). For example, the CFTC, certain foreign regulators, and many futures exchanges have established (and continue to evaluate and monitor) speculative position limits (“position limits”) on the maximum speculative position which any person, or group of persons acting in concert, may hold or control in particular contracts. In addition, U.S. federal position limits apply to swaps that are economically equivalent to futures contracts on certain agricultural, metals and energy commodities. All positions owned or controlled by the same person or entity, even if in different accounts, must be aggregated for purposes of complying with the speculative limits. Thus, even if a Fund does not intend to exceed applicable position limits, it is possible that different clients managed by the Adviser and its affiliates may be aggregated for this purpose. Therefore, the trading decisions of the Adviser may have to be modified and positions held by a Fund liquidated in order to avoid exceeding such limits. The modification of investment decisions or the elimination of open positions, if it occurs, may adversely affect the profitability of a Fund. A violation of position limits could also lead to regulatory action materially adverse to a Fund’s investment strategy. A Fund may also be affected by other regimes, including those of the EU and UK, and trading venues that impose position limits on commodity derivative contracts.

Calamos Advisors has claimed an exclusion from the definition of commodity pool operator (“CPO”) with respect to each Fund pursuant to Rule 4.5 under the Commodity Exchange Act (“CEA”). Consequently, Calamos Advisors is not subject to registration or regulation as a commodity pool operator under the CEA.

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Under Rule 4.5, if a Fund has exposure to commodity interests (such as futures contracts, options on futures contracts and swaps) other than for bona fide hedging purposes (as defined by the CFTC) the aggregate initial margin and premiums required to establish these positions (after taking into account unrealized profits and unrealized losses on any such positions and excluding the amount by which options that are “in-the-money”1 at the time of purchase) may not exceed 5% of a Fund’s NAV, or alternatively, the aggregate net notional value of those positions, as determined at the time the most recent position was established, may not exceed 100% of a Fund’s NAV (after taking into account unrealized profits and unrealized losses on any such positions). Each Fund is subject to the risk that a change in U.S. law and related regulations will impact the way a Fund operates, increase the particular costs of a Fund’s operation and/or change the competitive landscape. In this regard, any further amendments to the CEA or its related regulations that subject a Fund to additional regulation may have adverse impacts on a Fund’s operations and expenses.

ILLIQUID SECURITIES

A Fund may invest up to 15% of its net assets under regulatory rules, taken at market value, in illiquid investments that are assets, including any securities that are not readily marketable either because they are restricted securities or for other reasons. Restricted securities are securities that are subject to restrictions on resale because they have not been registered for sale under the Securities Act of 1933, as amended (“Securities Act”). A position in restricted securities might adversely affect the liquidity and marketability of a portion of a Fund’s portfolio, and a Fund might not be able to sell or dispose of its holdings in such securities promptly or at reasonable prices. In those instances where a Fund is required to have restricted securities held by it registered prior to sale by a Fund and a Fund does not have a contractual commitment from the issuer or seller to pay the costs of such registration, the gross proceeds from the sale of securities would be reduced by the registration costs and underwriting discounts. Any such registration costs are not included in the percentage limitation on a Fund’s investment in restricted securities.

The liquidity of an investment will be determined based on relevant market, trading and investment specific considerations as set out in a Fund’s liquidity risk management program (the “Liquidity Program”) as required by Rule 22e-4 under the 1940 Act (the “Liquidity Rule”). Illiquid investments may trade at a discount to comparable, more liquid investments and a Fund may not be able to dispose of illiquid investments in a timely fashion or at their expected prices. If illiquid investments exceed 15% of a Fund’s net assets, the Liquidity Rule and the Liquidity Program will require that certain remedial actions be taken.

INITIAL PUBLIC OFFERINGS

A Fund may purchase stock in an initial public offering (“IPO”). An IPO is a company’s first offering of stock to the public, typically to raise additional capital. Fund Shares are given a market value reflecting expectations for the company’s future growth. The market for these securities may be more volatile and entail greater risk of loss than investments in larger companies due to the absence of a prior public market, unseasoned trading, a limited number of Fund Shares available for trading, lack of information about the issuer and limited operating history.

The purchase of IPO shares may involve high transaction costs. Because of the price volatility of IPO shares, a Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of a Fund’s portfolio and may lead to increased expenses to a Fund, such as commissions and transaction costs. Calamos Advisors cannot guarantee continued access to IPOs.

MASTER LIMITED PARTNERSHIPS

MLPs differ from investments in common stock as a result of limited control and limited rights to vote on matters affecting the MLP. MLP common units, like other equity securities, can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards an issuer or certain market sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs, like the prices other equity securities, also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios. MLPs generally do not pay federal income tax at the partnership level. Rather, each Partner is allocated a share of the partnerships’ income, gains, losses, deductions and credits. A change in current tax law, or a change in the underlying business of an MLP, could result in an MLP being treated as a corporation, instead of a partnership, for federal income tax purposes, which would result in such MLP being required to pay income tax on its taxable income. This would have the effect of reducing the amount of cash available for distribution by the MLP, potentially reducing the value of the Fund’s investment and consequently your investment in the Fund. Although common units of MLPs trade on various exchanges, certain MLP securities trade less frequently than those of larger companies due to their smaller capitalization. As a result, the price of such MLPs may display abrupt and erratic movements at times. Additionally, it may be more difficult for the Fund to buy and sell significant amounts of such securities without unfavorable impact on prevailing market process. As a result, these securities may be difficult to dispose of at a fair price when Calamos Advisors desires to do so.

1  A call option is “in-the-money” to the extent, if any, that the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is “in-the-money” if the exercise price exceeds the value of the futures contract that is the subject of the option.

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OPTIONS ON SECURITIES, INDEXES AND CURRENCIES

A Fund may purchase and sell (write) put options and call options on securities, indexes or foreign currencies. A Fund may purchase agreements, sometimes called cash puts, that may accompany the purchase of a new issue of bonds from a dealer.

A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, a Fund’s purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving such Fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price.

A Fund’s purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect it against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. A Fund may purchase and sell (write) exchange listed options and over-the-counter (“OTC”) options. Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation (“OCC”), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is “in-the-money” (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

OTC options are purchased from or sold to sellers or purchasers (“Option Counterparties”) through direct bilateral agreement with such Option Counterparties. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. A Fund will only sell (write) OTC options (other than OTC currency options) that are subject to a buy-back provision permitting a Fund to require the Option Counterparty to sell the option back to a Fund at a formula price within seven days. A Fund generally is expected to enter into OTC options that have cash settlement provisions, although it is not required to do so. The staff of the SEC currently takes the position that OTC options purchased by a Fund, and portfolio securities “covering” the amount of a Fund’s obligation pursuant to an OTC option sold by it (or the amount of assets equal to the formula price for the repurchase of the option, if any, less the amount by which the option is “in the money”) are illiquid, and are subject to a Fund’s limitation on investing no more than 15% of its net assets in illiquid securities.

A Fund may also purchase and sell (write) options on securities indexes and other financial indexes. Options on securities indexes and other financial indexes are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option or an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

A Fund will sell (write) call options and put options. A written option will be considered “covered” to the extent it has entered into an offsetting transaction or otherwise has segregated or earmarked cash or liquid assets equal to its uncovered obligations under the written option. For example, a call option written by a Fund could be covered by purchasing an offsetting call option, by purchasing or holding the underlying reference security or asset (or a security convertible into the underlying reference security or asset), or by segregating or earmarking cash or liquid assets equal to the exercise price of the written option (or such amount as is not otherwise covered by an offsetting transaction). A Fund writing a call option on an index would be considered as holding an offsetting position to the extent such Fund owned portfolio securities substantially correlating with the movement of the underlying reference index.

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If an option written by a Fund expires, a Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Fund expires, a Fund realizes a capital loss equal to the premium paid.

A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, such Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, a Fund will realize a capital gain or, if it is less, a Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security, asset or index in relation to the exercise price of the option, the volatility of the underlying security, asset or index, and the time remaining until the expiration date.

A put or call option purchased by a Fund is an asset of a Fund, valued initially at the premium paid for the option. The premium received for an option written by a Fund is recorded as a deferred credit. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

RISKS ASSOCIATED WITH OPTIONS

There are several risks associated with transactions in options. For example, there are significant differences between the securities markets, the currency markets and the options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve Calamos Advisors’ objective. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

A Fund’s ability to utilize options successfully will depend on Calamos Advisors’ ability to predict pertinent market investments, which cannot be assured. A Fund’s ability to close out its position as a purchaser or seller (writer) of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms. If a Fund were unable to close out an option that it has purchased on a security, it would have to exercise the option in order to realize any profit or the option would expire and become worthless. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security until the option expired. As the writer of a covered call option on a security, a Fund foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call. As the writer of a covered call option on a foreign currency, a Fund foregoes, during the option’s life, the opportunity to profit from any currency appreciation.

The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Option Counterparty (as described above under “Options on Securities, Indexes and Currencies”) fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with a Fund or fails to make a cash settlement payment due in accordance with the terms of that option, a Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, Calamos Advisors must assess the creditworthiness of each such Option Counterparty or any guarantor or credit enhancement of the Option Counterparty’s credit to determine the likelihood that the terms of the OTC option will be satisfied.

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A Fund may purchase and sell (write) call options on securities indexes and currencies. Even though a Fund will receive the option premium to help protect it against loss, a call sold by a Fund exposes such Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require a Fund to hold the security or instrument that it might otherwise have sold. In addition, a loss on a call option sold may be greater than the premium received. A Fund may purchase and sell (write) put options on securities indexes and currencies. In selling (writing) put options, there is a risk that a Fund may be required to buy the underlying index or currency at a disadvantageous price above the market price.

OTHER INVESTMENT COMPANIES

A Fund may invest in the securities of other investment companies to the extent that such investments are consistent with a Fund’s investment objective and the policies are permissible under the 1940 Act. Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Additionally, if the investment company or ETF fails to achieve its investment objective, the value of a Fund’s investment will decline, adversely affecting a Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to a Fund. In addition, a Fund may engage in short sales of the securities of other investment companies. When a Fund shorts securities of another investment company, it borrows shares of that investment company which it then sells. A Fund closes out a short sale by purchasing the security that it has sold short and returning that security to the entity that lent the security.

REPURCHASE AGREEMENTS

As part of its strategy for the temporary investment of cash, a Fund may enter into “repurchase agreements” pertaining to U.S. Government securities with member banks of the Federal Reserve System or primary dealers (as designated by the Federal Reserve Bank of New York) in such securities. A Fund may invest in repurchase agreements, provided that a Fund may not invest more than 15% of its net assets in illiquid securities, including repurchase agreements maturing in more than seven days, and any other illiquid securities. A repurchase agreement arises when a Fund purchases a security and simultaneously agrees to resell it to the vendor at an agreed upon future date. The resale price is greater than the purchase price, reflecting an agreed upon market rate of return that is effective for the period of time a Fund holds the security and that is not related to the coupon rate on the purchased security.

Such agreements generally have maturities of no more than seven days and could be used to permit a Fund to earn interest on assets awaiting long-term investment. A Fund requires continuous maintenance by the custodian for a Fund’s account in the Federal Reserve/Treasury Book Entry System of collateral in an amount equal to, or in excess of, the market value of the securities that are the subject of a repurchase agreement. In the event of a bankruptcy or other default of a seller of a repurchase agreement, a Fund could experience both delays in liquidating the underlying security and losses, including: (a) possible decline in the value of the underlying security during the period while a Fund seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and (c) expenses of enforcing its rights. In an effort to reduce these risks, Calamos Advisors will monitor the creditworthiness of the firms with which a Fund enters into repurchase agreements.

The SEC has finalized rules that will require certain transactions involving U.S. Treasuries, including repurchase agreements, to be centrally cleared. Compliance with these rules is expected to be required in the middle of 2027. Although the impact of these rules on the Fund is difficult to predict, they may reduce the availability or increase the costs of such transactions and may adversely affect the Fund’s performance.

REVERSE REPURCHASE AGREEMENTS AND OTHER BORROWINGS

A Fund may enter into reverse repurchase agreements, and economically similar transactions to the extent permitted under the leverage limitations of the 1940 Act and a Fund’s investment restrictions described below. A reverse repurchase agreement is a repurchase agreement in which a Fund is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed-upon time and price. A reverse repurchase agreement enables a Fund to obtain cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without needing to sell portfolio securities, or to earn additional income on portfolio securities, such as Treasury bills or notes. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of securities because it avoids certain market risks and transaction costs.

The SEC has finalized rules that will require certain transactions involving U.S. Treasuries, including reverse repurchase agreements, to be centrally cleared. Compliance with these rules is expected to be required in the middle of 2027. Although the impact of these rules on the Fund is difficult to predict, they may reduce the availability or increase the costs of such transactions and may adversely affect the Fund’s performance.

A Fund also may effect simultaneous purchase and sale transactions that are known as “sale-buybacks.” A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of a Fund’s repurchase of the underlying security.

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RULE 144A SECURITIES

The Fund may purchase securities that have been privately placed but that are eligible for purchase and sale by certain qualified institutional buyers, such as the Fund, under Rule 144A (“Rule 144A Securities”) under the Securities Act. Calamos Advisors, under the supervision and oversight of the Trust’s Board of Trustees, will consider whether Rule 144A Securities are illiquid and thus subject to the Fund’s restriction of investing no more than a specified percentage of its net assets in securities that are illiquid at the time of purchase. A determination of whether a Rule 144A Security is liquid or not is a question of fact. In making this determination, Calamos Advisors will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A Security. In addition, Calamos Advisors may consider the (1) frequency of trades and quotes for the security, as well as equivalent or underlying securities (e.g. the underlying common stock of a convertible security), (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer).

The liquidity of Rule 144A Securities will be monitored and, if as a result of changed conditions, it is determined that a Rule 144A Security is no longer liquid, the Fund’s holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Fund does not invest more than 15% of its net assets in illiquid securities. Investing in Rule 144A Securities could have the effect of increasing the amount of the Fund’s assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

TEMPORARY INVESTMENTS

A Fund may make temporary investments without limitation when Calamos Advisors determines that a defensive position is warranted, or as a reserve for possible cash needs. Such investments may be in money market instruments, consisting of obligations of, or guaranteed as to principal and interest by, the U.S. Government or its agencies or instrumentalities; certificates of deposit, bankers’ acceptances and other obligations of domestic banks having total assets of at least $500 million and that are regulated by the U.S. Government, its agencies or instrumentalities; commercial paper rated in the highest category by a recognized rating agency; cash; and repurchase agreements. See “Exhibit A — Description of Ratings” for a description of ratings of certain rating agencies and their significance.

U.S. GOVERNMENT OBLIGATIONS

U.S. Government Obligations include securities that are issued or guaranteed by the U.S. Treasury or by various U.S. Government agencies and instrumentalities. U.S. Treasury obligations (“U.S. Treasuries”) include Treasury bills, Treasury notes, and Treasury bonds. U.S. Treasuries also include the separate principal and interest components of U.S. Treasuries that are traded under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program. U.S. Treasury obligations are backed by the full faith and credit of the U.S. Obligations issued or guaranteed by U.S. Government agencies and instrumentalities may be supported by any of the following: (a) the full faith and credit of the U.S., (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Treasury, (c) the discretionary authority of the U.S. Treasury to lend to such Government agency or instrumentality, or (d) the credit of the agency or instrumentality.

Government agencies that issue or guarantee securities backed by the full faith and credit of the U.S. include the Government National Mortgage Association (“GNMA”) and the Small Business Administration. Government agencies and instrumentalities that issue or guarantee securities not backed by the full faith and credit of the U.S. include the Federal Farm Credit Banks, the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation (“FHLMC”), the Federal National Mortgage Association (“FNMA”), the Federal Land Bank, the Bank for Cooperatives, the Federal Intermediate Credit Bank, the Federal Financing Bank, the Resolution Funding Corporation, the Financing Corporation of America and the Tennessee Valley Authority. In the case of securities not backed by the full faith and credit of the U.S., the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the U.S. in the event the agency or instrumentality does not meet its commitment.

In September 2008, the U.S. Treasury and the Federal Housing Finance Agency (“FHFA”) announced that FNMA and FHLMC had been placed in conservatorship. The conservatorship is still in effect as of the date of this SAI and has no specified termination date. There can be no assurance as to when or how the conservatorship will be terminated or whether FNMA or FHLMC will continue to exist following the conservatorship or what their respective business structures will be during or following the conservatorship. Since that time, FNMA and FHLMC have received significant capital support through U.S. Treasury preferred stock purchases, as well as Treasury and Federal Reserve purchases of their mortgage-backed securities (“MBS”). The FHFA and the U.S. Treasury (through its agreement to purchase FNMA and FHLMC preferred stock) have imposed strict limits on the size of their mortgage portfolios. The FHFA, as conservator, has the power to repudiate any contract entered into by FNMA or FHLMC prior to its appointment if it determines that performance of the contract is burdensome and repudiation of the contract promotes the orderly administration of FNMA’s or FHLMC’s affairs. Further, the FHFA has the right to transfer or sell any asset or liability of FNMA or FHLMC without any approval, assignment or consent. If FHFA were to transfer any such guaranty obligation to another party, holders of FNMA or FHLMC MBS would have to rely on that party for satisfaction of the guaranty obligation and would be exposed to the credit risk of that party. No assurance can be given that the Federal Reserve or the U.S. Treasury will ensure that FNMA and FHLMC remain successful in meeting their obligations with respect to the debt and mortgage-backed securities that they issue.

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In addition, the problems faced by FNMA and FHLMC, resulting in their being placed into federal conservatorship and receiving significant U.S. Government support, have sparked serious debate among federal policy makers regarding the continued role of the U.S. Government in providing liquidity for mortgage loans. In December 2011, Congress enacted the Temporary Payroll Tax Cut Continuation Act (“TCCA”) of 2011 which, among other provisions, requires that FNMA and FHLMC increase their single-family guaranty fees by at least 10 basis points and remit this increase to Treasury with respect to all loans acquired by FNMA and FHLMC on or after April 1, 2012 and before January 1, 2022. Serious discussions among policymakers continue, however, as to whether FNMA and FHLMC should be nationalized, privatized, restructured, or eliminated altogether. FNMA reported in the second quarter of 2014 that there was “significant uncertainty regarding the future of our company, including how long the company will continue to exist in its current form, the extent of our role in the market, what form we will have, and what ownership interest, if any, our current common and preferred stockholders will hold in us after the conservatorship is terminated and whether we will continue to exist following conservatorship.” FHLMC faces similar uncertainty about its future role. FNMA and FHLMC also are the subject of several continuing legal actions and investigations over certain accounting, disclosure or corporate governance matters, which (along with any resulting financial restatements) may continue to have an adverse effect on the guaranteeing entities.

A Fund may invest in securities issued or guaranteed by any of the entities listed above or by any other agency established or sponsored by the U.S. Government, provided that the securities are otherwise permissible investments of a Fund. Certain U.S. Government Obligations that have a variable rate of interest readjusted no less frequently than annually will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

A Fund’s yield will fluctuate due to changes in interest rates, economic conditions, quality ratings and other factors. The prepayment experience of the mortgages underlying mortgage-related securities, such as obligations issued by GNMA, may affect the value of, and return on, an investment in such securities.

WARRANTS

A Fund may invest in warrants. A warrant is a right to purchase common stock at a specific price (usually at a premium above the market value of the underlying common stock at time of issuance) during a specified period of time. A warrant may have a life ranging from less than a year to 20 years or longer, but a warrant becomes worthless unless it is exercised or sold before expiration. In addition, if the market price of the common stock does not exceed the warrant’s exercise price during the life of the warrant, the warrant will expire worthless. Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the value of a warrant may be greater than the percentage increase or decrease in the value of the underlying common stock.

“WHEN-ISSUED” AND DELAYED DELIVERY SECURITIES

A Fund may purchase securities on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time a Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. A Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before the settlement date if Calamos Advisors deems it advisable for investment reasons. A Fund may utilize spot and forward foreign currency exchange transactions to reduce the risk inherent in fluctuations in the exchange rate between one currency and another when securities are purchased or sold on a when-issued or delayed-delivery basis.

The use of this investment strategy, as well as entering into reverse repurchase agreements or engaging in other borrowing as described below, may increase net asset value fluctuation.

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RECENT MARKET CONDITIONS

In the past decade, financial markets throughout the world have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty and turmoil. This turmoil resulted in unusual and extreme volatility in the equity and debt markets, in the prices of individual securities and in the world economy. Events that have contributed to these market conditions include, but are not limited to, major cybersecurity events, geopolitical events (including wars, terror attacks and public health emergencies), measures to address budget deficits, downgrading of sovereign debt, declines in oil and commodity prices, dramatic changes in currency exchange rates, and public sentiment. In addition, many governments and quasi-governmental entities throughout the world have responded to the turmoil with a variety of significant fiscal and monetary policy changes, including, but not limited to, direct capital infusions into companies, and new monetary programs.

Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a Fund invests, or affect the issuers of such instruments, in ways that are unforeseeable. There is a possibility of future regulatory changes altering, perhaps to a material extent, the nature of an investment in a Fund or the ability of a Fund to continue to implement its investment strategies. The U.S. government has enacted and is continuing to implement legislation that provides for regulation of the derivatives market, including clearing, margin, reporting and registration requirements. The CFTC, SEC, and other federal regulators have adopted and continue to develop rules and regulations enacting the provisions of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”). The Dodd-Frank Act has and will continue to change the way in which the U.S. financial system is supervised and regulated.

Global regulation of the derivatives market in particular has undergone substantial change in the past decade, including clearing, margin, trade execution, reporting and registration requirements. Because these requirements continue to evolve, their impact on the Funds remains unclear. These and other new rules and regulations could, among other things, restrict a Fund’s ability to engage in derivatives transactions (for example, by making certain types of derivatives transactions no longer available to the Fund) and/or increase the costs of such derivatives transactions, and the Fund may be unable to execute its investment strategy as a result. Global requirements may also result in increased uncertainty about counterparty credit risk, and they may also limit the flexibility of a Fund to protect its interests in the event of an insolvency of a derivatives counterparty. In the event of a counterparty’s (or its affiliate’s) insolvency, a Fund’s ability to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral, could be stayed or eliminated under special resolution regimes adopted in the United States, the European Union, the United Kingdom and various other jurisdictions. Such regimes provide government authorities with broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, with respect to counterparties who are subject to such proceedings in the European Union or the United Kingdom, the liabilities of such counterparties to a Fund could be reduced, eliminated, or converted to equity in such counterparties (sometimes referred to as a “bail in”).

Governments or their regulatory agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such ownership or disposition may have positive or negative effects on the liquidity, valuation and performance of a Fund’s portfolio holdings.

Following financial crises, such as the global financial crisis fueled by the COVID-19 pandemic, the Federal Reserve generally attempted to stabilize the U.S. economy and support the U.S. economic recovery by keeping the federal funds rate low. Following such periods, the Federal Reserve terminated certain of its market support activities and raised interest rates. With continued economic recovery and the cessation of certain market support activities, a Fund may face a heightened level of interest rate risk as a result of a rise or increased volatility in interest rates. These policy changes may reduce liquidity for certain of a Fund’s investments, causing the value of a Fund’s investments and share price to decline.

As economies and financial markets throughout the world are increasingly interconnected, the likelihood increases that geopolitical conflicts in one country or region will adversely impact markets or issuers in other countries or regions, including in ways that are difficult to predict or foresee. Economic, financial or political events, trading and tariff arrangements, terrorism, natural disasters, rapid technological developments, such as artificial intelligence, and other circumstances in one country or region could have profound impacts on global economies or markets. Widespread disease and virus epidemics, such as the recent coronavirus outbreak, could likewise be highly disruptive, adversely affecting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds’ investments. The impacts of these conflicts or events can be exacerbated by failures of governments and societies to respond adequately to a geopolitical conflict and subsequent emerging events or threats. As a result, whether or not the Funds invest in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Funds’ investments may be negatively affected.

Trade disputes may affect investor and consumer confidence and adversely affect financial markets and the broader economy, perhaps suddenly and to a significant degree. The U.S. government has indicated its intent to alter its approach to international trade policy and, in some cases, to renegotiate or potentially terminate certain existing bilateral or multilateral trade agreements and treaties with foreign countries and has made proposals and taken actions related thereto. In addition, the U.S. government has recently imposed tariffs on certain foreign goods and has indicated a willingness to impose tariffs on imports of other products. Some foreign governments, including China, have instituted retaliatory tariffs on certain U.S. goods and have indicated a willingness to impose additional tariffs on U.S. products. Other countries, including Mexico, have threatened retaliatory tariffs on certain U.S. products. Global trade disruption, significant introductions of trade barriers, and bilateral trade frictions, together with any future downturns in the global economy resulting therefrom, could adversely affect the financial performance of a Fund and its investments. U.S. trade policy has changed rapidly in the past, and may do so in the future, and it may be an ongoing source of instability, potentially resulting in significant currency fluctuations and/or having other adverse effects on international markets, international trade agreements, and/or other existing cross-border cooperation arrangements (whether economic, tax, fiscal, legal, regulatory, or otherwise). To the extent trade disputes escalate globally, there could be additional significant impacts on the sectors or industries in which a Fund invests and other adverse impacts on the Funds’ overall performance.

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TAX RISK

Each Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The federal income tax treatment of the securities in which a Fund may invest, including the Fund’s option strategy, may not be clear or may be subject to recharacterization by the Internal Revenue Service. It could be more difficult to comply with the tax requirements applicable to RICs if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the Internal Revenue Service. Any such failure to comply with the rules applicable to RICs could cause a Fund to fail to qualify as such. To qualify and maintain its status as a RIC, a Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published Internal Revenue Service guidance or case law on how to determine the “issuer” of certain derivatives that a Fund will enter into. Based upon the language in the legislative history, each Fund intends to treat the issuer of an equity option as the referenced asset and to treat any income it may derive from an equity option as “qualifying income” under the provisions of the Code applicable to RICs. In the case of FLEX Options, assuming the referenced asset qualifies as a RIC, treating the issuer as the referenced asset, would allow the Fund to count the FLEX Options as automatically diversified investments under the RIC diversification requirements. If the income is not qualifying income or the issuer of equity options, including FLEX Options, is not appropriately the referenced asset, a Fund may not qualify, or may be disqualified, as a RIC. If a Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

Each Fund’s investments in offsetting positions with respect to the Underlying ETF may affect the character of gains or losses realized by the Fund under the Code’s “straddle” rules and may increase the amount of short-term capital gain realized by the Fund. Certain options a Fund holds may not qualify as “Section 1256 contracts” under Section 1256 of the Code, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

In the event that a shareholder purchases Fund Shares of a Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

There is a risk that if the offsetting FLEX Options are held by a single person, the IRS may take the position that the FLEX Options, viewed together, should be treated as a single debt instrument for federal tax purposes. The result of such a position would be that the Fund would fail the RIC diversification tests, causing the RIC to be taxed as a C corporation, unless certain cure rights based upon reasonable cause may apply. The Fund has obtained an opinion of tax counsel that the FLEX Options should not be collapsed into a single instrument. However, such an opinion is not binding upon the IRS or the courts.

ARTIFICIAL INTELLIGENCE

Artificial intelligence (“AI”) refers to computer systems that can perform tasks that would otherwise require human intelligence. AI is typically designed to analyze data, learn from patterns and experiences, make decisions, and solve problems. AI can be categorized into two types: narrow AI, which is designed for specific tasks, and general AI, which has the ability to perform any intellectual task that a human can do and includes generative AI (“GAI”). GAI is a type of AI technology that produces new text, images, audio, and other content based on training data that includes examples of the desired output. Typically, users enter questions, queries, or other inputs that prompt the GAI model or tool to produce output. In addition, some software uses GAI to suggest changes, summarize information, or translate text. AI has various applications in many fields such as healthcare, finance, transportation, and law.

Recent technological developments in, and the increasingly widespread use of, AI technologies may pose risks to a Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of AI technologies. As AI technologies are used more widely, the profitability and growth of Fund holdings may be impacted, which could significantly impact the overall performance of the Fund. AI is highly reliant on the collection and analysis of large amounts of data and complex algorithms, but it is not possible nor practicable to incorporate all data that would be relevant for a task conducted by AI. Therefore, it is possible that the information provided through use of AI could be insufficient, incomplete, inaccurate or biased. AI and its current and potential future applications, including in the investment and financial sectors, as well as the regulatory frameworks within which they operate, continue to rapidly evolve, and it is impossible to predict the full extent of future applications or regulations or their impact on the Adviser or a Fund.

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INVESTMENT RESTRICTIONS

Each Fund is classified as a non-diversified, open-end management investment company. Except as noted below, each Fund operates under the following investment restrictions and may not:

(i)  acquire more than 10%, taken at the time of a particular purchase, of the outstanding voting securities of any one issuer;

(ii)  act as an underwriter of securities, except insofar as it may be deemed an underwriter for purposes of the Securities Act on disposition of securities acquired subject to legal or contractual restrictions on resale;

(iii)  purchase or sell real estate (although it may purchase securities secured by real estate or interests therein, or securities issued by companies that invest in real estate or interests therein), commodities or commodity contracts, except that each Fund may enter into (a) futures, options and options on futures, (b) forward contracts and (c) other financial transactions not requiring the delivery of physical commodities;

(iv)  make loans, but this restriction shall not prevent a Fund from (a) investing in debt obligations, (b) investing in repurchase agreements or (c) lending portfolio securities, provided, however, that it may not lend securities if, as a result, the aggregate value of all securities loaned would exceed 33% of its total assets (taken at market value at the time of such loan);

(v)  borrow, except from banks, other affiliated funds and other entities to the extent permitted under the 1940 Act;2,3,4

(vi)  invest in a security if more than 25% of a Fund’s total assets (taken at market value at the time of a particular purchase) would be invested in the securities of issuers in any particular industry or group of industries, except to the extent that the Underlying ETF invests more than 25% of its assets in an industry or group of industries. This restriction does not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or securities of other investment companies.

(vii)  issue any senior security, except to the extent permitted under the 1940 Act;5

The above restrictions are fundamental policies and may not be changed with respect to a Fund without the approval of a “majority” of the outstanding shares of a Fund, which for this purpose means the approval of the lesser of (a) more than 50% of the outstanding voting securities of a Fund or (b) 67% or more of the outstanding shares if the holders of more than 50% of the outstanding shares of a Fund are present or represented at the meeting by proxy.

In addition to the fundamental restrictions listed above, each Fund has adopted the following as non-fundamental policies:

(a)  To the extent other Calamos Funds invest in a Fund in reliance on section 12(d)(1)(G), a Fund may not acquire any securities of registered open-end investment companies or unit investment trusts in reliance on section 12(d)(1)(F) or (G) of the 1940 Act;6

2  A Fund does not intend to purchase securities when its borrowings exceed 5% of total assets.

3  A Fund’s borrowing practices are limited by the 1940 Act. Currently, under the 1940 Act, a Fund may borrow in an aggregate amount not exceeding 33 1/3% of its total assets, including the proceeds of borrowings, for any purpose, but borrowings from entities other than banks may not exceed 5% of its total assets and may be only as a temporary measure for extraordinary or emergency purposes, unless a Fund has received an exemptive order from the SEC permitting it to borrow from other affiliated funds in excess of 5% of its total assets.

4  Certain trading practices and investments, such as reverse repurchase agreements, may be considered to be borrowings or involve leverage and thus are subject to the Investment Company Act restrictions. In accordance with Rule 18f-4 under the Investment Company Act, when a Fund engages in reverse repurchase agreements and similar financing transactions, a Fund may either (i) maintain asset coverage of at least 300% with respect to such transactions and any other borrowings in the aggregate, or (ii) treat such transactions as “derivatives transactions” and comply with Rule 18f-4 with respect to such transactions. Short-term credits necessary for the settlement of securities transactions and arrangements with respect to securities lending will not be considered to be borrowings under the policy. Practices and investments that may involve leverage but are not considered to be borrowings are not subject to the policy.

5  Currently, under the 1940 Act, a “senior security” does not include any promissory note or evidence of indebtedness where the indebtedness is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the issuer at the time the loan is made. A loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed.

6  Under Section 12(d)(1)(A) of the 1940 Act, a Fund generally must limit its investment in other investment companies so that, as determined immediately after a Fund invests in another investment company: (i) not more than 3% of the outstanding voting shares of any one investment company will be owned by a Fund; (ii) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; and (iii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group, except as permitted under the 1940 Act, the rules thereunder or SEC exemptive relief. Currently, under the 1940 Act, the rules thereunder and SEC exemptive relief, a Fund may invest in other investment companies in excess of the above limitations if certain requirements are met, including (i) that a Fund complies with Rule 12d1-4 under the 1940 Act or (ii) that any Fund whose shares are acquired by another Fund in accordance with Section 12(d)(1)(G) of the 1940 Act shall not purchase securities of a registered open-end investment company or registered unit investment trust in reliance on either Section 12(d)(1) (F) or Section 12(d)(1)(G) of the 1940 Act. A Fund may also invest without limitation in money market funds, provided a Fund complies with Rule 12d1-1 under the 1940 Act. These limitations do not apply in connection with a merger, consolidation, reorganization or acquisition of substantially all the assets of another investment company.

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(b)  A Fund may not invest in companies for the purpose of exercising control or management;

(c)  A Fund may not purchase securities on margin (except for use of such short-term credits as are necessary for the clearance of transactions, including transactions in options, futures and options on futures), or participate on a joint or a joint and several basis in any trading account in securities, except in connection with transactions in options, futures and options on futures;

(d)  A Fund may not make short sales of securities, except that a Fund may make short sales of securities (i) if a Fund owns an equal amount of such securities, or owns securities that are convertible or exchangeable, without payment of further consideration, into an equal amount of such securities, (ii) other than those described in clause (i), provided that no more than 20% of its net assets would be deposited with brokers as collateral or allocated to segregated accounts in connection with all outstanding short sales other than those described in clause (i);

(e)  A Fund will invest no more than 15% of its net assets in illiquid securities. Illiquid securities mean any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

The non-fundamental investment restrictions above may be changed by the Board of Trustees without shareholder approval. Notwithstanding the foregoing investment restrictions, a Fund may purchase securities pursuant to the exercise of subscription rights. Far Eastern and European corporations frequently issue additional capital stock by means of subscription rights offerings to existing shareholders at a price substantially below the market price of the shares. The failure to exercise such rights would result in a Fund’s interest in the issuing company being diluted. The market for such rights is not well developed in all cases and, accordingly, a Fund may not always realize full value on the sale of rights. The exception applies in cases where the limits set forth in the investment restrictions would otherwise be exceeded by exercising rights or would have already been exceeded as a result of fluctuations in the market value of a Fund’s portfolio securities with the result that a Fund would be forced either to sell securities at a time when it might not otherwise have done so, to forego exercising the rights.

MANAGEMENT

TRUSTEES AND OFFICERS

The management of the Trust, including general supervision of the duties performed for the Funds under the investment management agreement between the Trust and Calamos Advisors, is the responsibility of its Board of Trustees. Each trustee elected will hold office for the lifetime of the Trust or until such trustee’s earlier resignation, death or removal; however, each trustee who is not an interested person of the Trust shall retire as a trustee at the end of the calendar year in which the trustee attains the age of 75 years.

The following table sets forth each trustee’s name, year of birth, position(s) with the Trust, number of portfolios in the Calamos Fund Complex overseen, principal occupation(s) during the past five years and other directorships held, and date first elected or appointed. Each trustee oversees each series of the Trust, including each Fund.

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TRUSTEES WHO ARE INTERESTED PERSONS OF THE TRUST:

NAME AND YEAR OF BIRTH	POSITION(S) AND LENGTH OF TIME WITH THE TRUST	PORTFOLIOS IN FUND COMPLEX OVERSEEN	PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS AND OTHER DIRECTORSHIPS	EXPERIENCE, QUALIFICATIONS, ATTRIBUTES, SKILLS FOR BOARD MEMBERSHIP
John P. Calamos, Sr. (1940)*	Chairman, Trustee and President (since 2014)	72	Founder, Chairman and Global Chief Investment Officer, Calamos Asset Management, Inc. (“CAM”), Calamos Investments LLC (“CILLC”), Calamos Advisors LLC and its predecessor (“Calamos Advisors”) and Calamos Wealth Management LLC (“CWM”); Global Chief Investment Officer, Calamos Antetokounmpo Asset Management LLC, doing business as CGAM (“CGAM”); Director, CAM; and previously Chief Executive Officer, Calamos Financial Services LLC and its predecessor (“CFS”), CAM, CILLC, Calamos Advisors, and CWM	Served for multiple years as a trustee of the Trust; more than 25 years of experience in the financial services industry; experience serving on boards of other entities, including other investment companies; and earned a Masters of Business Administration degree

John S. Koudounis (1966)*	Trustee (since September 2025) and Vice President (since 2016)	75^^	President (since February 2021) and Chief Executive Officer, CAM, CILLC, Calamos Advisors, CWM, and CFS (since 2016); Chairman and Chief Executive Officer (since 2022), CGAM; Director, CAM (since 2016); prior thereto President and Chief Executive Officer (2010-2016), Mizuho Securities USA Inc.	More than 25 years of experience in the financial services industry; experience serving on boards of other entities, including other investment companies.

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TRUSTEES WHO ARE NOT INTERESTED PERSONS OF THE TRUST:

NAME AND YEAR OF BIRTH	POSITION(S) AND LENGTH OF TIME WITH THE TRUST	PORTFOLIOS IN FUND COMPLEX^ OVERSEEN	PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS AND OTHER DIRECTORSHIPS	EXPERIENCE, QUALIFICATIONS, ATTRIBUTES, SKILLS FOR BOARD MEMBERSHIP
Hugh P. Armstrong (1961)	Trustee (since September 2025)	72	Partner (1997-2021) of PricewaterhouseCoopers LLP (professional services firm) (held various positions from 1988-1997); Chair of the Board of Trustees of Escuela De Guadalupe School (since 2024 and Trustee 2014-2017 and since 2021); Trustee and Treasurer of Denver Ballet Guild Endowment Trust (since 2021); Director of the Friends of Queen’s University of Belfast (since 2024); Former Chair of the Board and Trustee of St. Mary’s Academy (2004-2012); Former Chair and President of the Learning Source (1999-2004)	More than 25 years of experience in the financial services industry.

Virginia G. Breen (1964)	Trustee (since 2015)	72	Private Investor; Trustee, UBS NY Fund Cluster (open-end funds) (since 2023)**; Director, Paylocity Holding Corporation (since 2018); Trustee, Neuberger Berman Private Equity Registered Funds (registered private equity funds) (since 2015)***; Director, UBS A&Q Fund Complex (closed-end funds) (since 2008)****; Trustee, Jones Lang LaSalle Income Property Trust, Inc. (REIT) (2004-2023); Director, Tech and Energy Transition Corporation (blank check company) (2021-2023))	Served for multiple years as a trustee of the Trust; more than 25 years of experience in the financial services industry; experience serving on boards of other entities, including other investment companies; and earned a Masters of Business Administration degree

John E. Neal (1950)	Trustee (since 2014); Lead Independent Trustee (since 2019)	75^^	Retired; private investor; Director, Creation Investments (private international microfinance company); Director, Equity Residential Trust (publicly-owned REIT); Director, Centrust Bank (Northbrook, Illinois community bank); formerly, Director, Neuro-ID (private company providing prescriptive analytics for the risk industry) (until 2021); formerly, Partner, Linden LLC (health care private equity) (until 2018)	Served for multiple years as a trustee of the Trust; more than 25 years of experience in the financial services industry; experience serving on boards of other entities, including other investment companies; and earned a Masters of Business Administration degree

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Jeffrey S. Phlegar (1966)	Trustee (since September 2025)	72	Chairman and CEO of MacKay Shields (2011-2024); EVP and Chief Investment Officer AllianceBernstein (1988- 2011); former Senior member of the Management and M&A Committees of New York Life Investment Management, LLC (2018-Q1/2024); Chairman of the Plainview Funds (Irish QIAF) Board of Directors (2013- Q1/2024); Advisory Committee Member – Brewer Lane Ventures Fund I & II (2020-Present)	More than 25 years of experience in the financial services industry; experience serving on boards of other entities, including other investment companies; and earned a Masters of Business Administration degree.

William R. Rybak (1951)	Trustee (since 2014)	72	Private investor; Chairman (since 2016) and Director (since 2010), Christian Brothers Investment Services Inc.; Trustee, Jackson Credit Opportunities Fund (since 2023); Trustee, JNL Series Trust and JNL Investors Series Trust (since 2007), JNL Variable Fund LLC (2007-2020), Jackson Variable Series Trust (2018-2020) and JNL Strategic Income Fund LLC (2007-2018), (open-end mutual funds)*****; Trustee, Lewis University (since 2012); formerly Director, Private Bancorp (2003-2017); Executive Vice President and Chief Financial Officer, Van Kampen Investments, Inc. and subsidiaries (investment manager) (until 2000)	Served for multiple years as a trustee of the Trust; more than 25 years of experience in the financial services industry; experience serving on boards of other entities, including other investment companies; and earned a Masters of Business Administration degree

Karen L. Stuckey (1953)	Trustee (since 2022)	72	Partner (1990-2012) of PricewaterhouseCoopers LLP (professional services firm) (held various positions 1975-1990); Member of Executive, Nominating, and Audit Committees and Chair of Finance Committee (1992-2006); formerly, Trustee, Denver Board of Oppenheimer Funds (open-end mutual funds) (2012-2019)	More than 25 years of experience in the financial services industry; experience serving on boards of other entities, including other investment companies

Christopher M. Toub (1959)	Trustee (since 2022)	75^^	Private investor; formerly Director of Equities, AllianceBernstein LP (until 2012)	More than 25 years of experience in the financial services industry; experience serving on boards of other entities, including other investment companies; and earned a Masters of Business Administration degree

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NAME AND YEAR OF BIRTH	POSITION(S) AND LENGTH OF TIME WITH THE TRUST	PORTFOLIOS IN FUND COMPLEX^ OVERSEEN	PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS AND OTHER DIRECTORSHIPS	EXPERIENCE, QUALIFICATIONS, ATTRIBUTES, SKILLS FOR BOARD MEMBERSHIP
Lloyd A. Wennlund (1957)	Trustee (since 2022)	72	Board Member, Mutual Fund Directors Forum (2023-present); Trustee and Chairman, Datum One Series Trust (since 2020)******; Expert Affiliate, Bates Group, LLC (financial services consulting and expert testimony firm) (since 2018); Executive Vice President, The Northern Trust Company (1989-2017); President and Business Unit Head of Northern Funds and Northern Institutional Funds (1994-2017); Director, Northern Trust Investments (1998-2017); Governor (2004-2017) and Executive Committee member (2011-2017), Investment Company Institute Board of Governors; Member, Securities Industry Financial Markets Association (SIFMA) Advisory Council, Private Client Services Committee and Private Client Steering Group (2006-2017); Board Member, Chicago Advisory Board of the Salvation Army (2011-2019)	More than 25 years of experience in the financial services industry; experience serving on boards of other entities, including other investment companies and earned a Masters of Business Administration degree

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^ The Fund Complex consists of Calamos Investment Trust, Calamos Advisors Trust, Calamos Convertible Opportunities and Income Fund, Calamos Convertible and High Income Fund, Calamos Strategic Total Return Fund, Calamos Global Total Return Fund, Calamos Global Dynamic Income Fund, Calamos Dynamic Convertible and Income Fund, Calamos Long/Short Equity & Dynamic Income Trust, Calamos ETF Trust, Calamos Antetokounmpo Sustainable Equities Trust, Calamos Aksia Alternative Credit and Income Fund, Calamos Aksia Private Equity and Alternatives Fund, and Calamos Aksia Hedged Strategies Fund.

^^   Messrs. Koudounis, Neal, and Toub are the only Trustees of the Trust who oversee Calamos Aksia Alternative Credit and Income Fund, Calamos Aksia Private Equity and Alternatives Fund, and Calamos Aksia Hedged Strategies Fund.

*   Messrs. Calamos and Koudounis are trustees who are each an “interested person” of the Trust as defined in the 1940 Act because each is an officer of the Trust and is an affiliated person of Calamos Advisors and CFS.

** Overseeing forty-one portfolios in fund complex.

*** Overseeing nineteen portfolios in fund complex.

**** Overseeing four portfolios in fund complex.

***** Overseeing 134 portfolios in fund complex.

****** Overseeing eleven portfolios in fund complex.

The address of each trustee is 2020 Calamos Court, Naperville, Illinois 60563.

OFFICERS. The preceding table gives information about John P. Calamos, Sr., who is Chairman, Trustee, and President of the Trust and John S. Koudounis, who is Trustee and Vice President of the Trust. The following table sets forth each other officer’s name, year of birth, position with the Trust and date first appointed to that position, and principal occupation(s) during the past five years. Each officer serves until his or her successor is chosen and qualified or until his or her resignation or removal by the Board of Trustees.

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NAME AND YEAR OF BIRTH	POSITION(S) WITH TRUST	PRINCIPAL OCCUPATION(S)
Stephen Atkins (1965)	Treasurer (since 2022)	Senior Vice President, Head of Fund Administration (since February 2020), Calamos Advisors; prior thereto Consultant, Fund Accounting and Administration, Vx Capital Partners (March 2019-February 2020); Chief Financial Officer and Treasurer of SEC Registered Funds, and Senior Vice President, Head of European Special Purpose Vehicles Accounting and Administration, Avenue Capital Group (2010-2018)

Daniel Dufresne (1974)	Vice President (since 2022)	Executive Vice President and Chief Operating Officer, CAM, CILLC, Calamos Advisors, and CWM (since April 2021); President, CGAM (since 2022); prior thereto Citadel (1999-2020); Partner (2008-2020); Managing Director, Global Treasurer (2008-2020); Global Head of Operations (2011-2020); Global Head of Counterparty Strategy (2018-2020); Senior Advisor to the COO (2020); CEO, Citadel Clearing LLC (2015-2020).

Thomas E. Herman (1961)	Vice President (since 2016) and Chief Financial Officer (2016-2017 and since 2019)	Executive Vice President (since February 2021) and Chief Financial Officer, CAM, CILLC, Calamos Advisors, and CWM (since 2016); Chief Financial Officer and Treasurer, CGAM (since 2022); prior thereto, Chief Financial Officer and Treasurer, Harris Associates (2010-2016)

Walter Kelly (1970)	Chief Compliance Officer (since 2025)	Senior Vice President, Chief Compliance Officer - Calamos Funds (since 2025), Co-Chief Compliance Officer - Calamos Advisors (since 2025); prior thereto, General Counsel, Cedar Pine, LLC (2021-2025); Chief Compliance Officer SBB Research Group, LLC (2021-2025); Managing Director Nuveen Investments (2017-2020), Senior Vice President (2008-2017) and Chief Compliance Officer Nuveen Funds (2006-2020).

Thomas P. Kiley III (1968)	Vice President (since 2024)	Senior Vice President, Chief Distribution Officer (since 2024), CAM, CILLC, and Calamos Advisors; Principal Executive Officer and Chief Distribution Officer (since 2024), CFS; Vice President (since 2024), CGAM; prior thereto Managing Director, RIA Eastern Divisional Sales Manager, Blackrock Investments, Inc. (2017-2024)

Erik D. Ojala (1975)	Vice President and Secretary (since 2023)	Senior Vice President, General Counsel and Secretary, CAM, CILLC, Calamos Advisors, CWM (since 2023); Chief Legal Officer, CGAM (since 2023); General Counsel and Secretary, CFS (since 2023); prior thereto, Executive Vice President and General Counsel (2017-2023), Secretary (2010-2023) and Chief Compliance Officer (2021-2023), Harbor Capital Advisors, Inc.; Director and Secretary (2019-2023) and Chief Compliance Officer (2022-2023), Harbor Trust Company, Inc.; Director, Executive Vice President (2017-2023) and Chief Compliance Officer (2017-2021, 2022-2023), Harbor Funds Distributors, Inc.; Director (2017-2023), Assistant Secretary (2014-2023) and Chief Compliance Officer (2022-2023), Harbor Services Group, Inc.; Chief Compliance Officer, Harbor ETF Trust (2021-2023); and Chief Compliance Officer of Harbor Funds (2017-2023).

The address of each officer is 2020 Calamos Court, Naperville, Illinois 60563.

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COMMITTEES OF THE BOARD OF TRUSTEES. The Trust’s Board of Trustees has established five standing committees: the Executive Committee, the Dividend Committee, the Audit Committee, the Valuation Committee and the Governance Committee.

Executive Committee. Messrs. John Calamos and John E. Neal are members of the executive committee, which has authority during intervals between meetings of the Board of Trustees to exercise the powers of the board, with certain exceptions. John Calamos is an interested trustee of the Trust.

Dividend Committee. Mr. John Calamos serves as the sole member of the dividend committee. The dividend committee is authorized, subject to Board review, to declare distributions on the Fund Shares of the Trust’s series in accordance with such series’ distribution policies, including, but not limited to, regular dividends, special dividends and short- and long-term capital gains distributions.

Audit Committee. Messrs. Armstrong, Neal, Phlegar, Rybak (Chair), Toub and Wennlund and Mses. Breen and Stuckey serve on the audit committee. The audit committee operates under a written charter adopted and approved by the board. The audit committee selects independent auditors, approves services to be rendered by the auditors, monitors the auditors’ performance, reviews the results of the Trust’s audit and responds to other matters deemed appropriate by the board. All members of the audit committee are independent trustees of the Trust.

Valuation Committee. Messrs. Armstrong, Neal, Phlegar, Rybak, Toub, and Wennlund (Chair) and Mses. Breen and Stuckey serve on the valuation committee. The valuation committee operates under a written charter approved by the board. The valuation committee oversees valuation matters of the Trust delegated to the valuation designee, including the fair valuation determinations and methodologies proposed and utilized by the valuation designee, reviews the Trust’s valuation procedures and their application by the valuation designee, reviews pricing errors and procedures for calculation of net asset value of each series of the Trust and responds to other matters deemed appropriate by the board.

Governance Committee. Messrs. Armstrong, Neal, Phlegar, Rybak, Toub and Wennlund and Mses. Breen (Chair) and Stuckey serve on the governance committee. The governance committee operates under a written charter adopted and approved by the board. The governance committee oversees the independence and effective functioning of the Board of Trustees and endeavors to be informed about good practices for fund boards. It also makes recommendations to the board regarding compensation of independent trustees. The governance committee also functions as a nominating committee by making recommendations to the Board of Trustees regarding candidates for election as non- interested trustees. The governance committee looks to many sources for recommendations of qualified trustees, including current trustees, employees of Calamos Advisors, current shareholders of a Fund, search firms that are compensated for their services and other third-party sources. Any such search firm identifies and evaluates potential candidates, conducts screening interviews and provides information to the governance committee with respect to the individual candidates and the market for available candidates. In making trustee recommendations, the governance committee considers a number of factors, including a candidate’s background, integrity, knowledge and relevant experience. These factors are set forth in an appendix to the committee’s charter. Any prospective candidate is interviewed by the trustees and officers, and references are checked. The governance committee will consider shareholder recommendations regarding potential trustee candidates that are properly submitted to the governance committee for its consideration.

A Fund shareholder who wishes to propose a trustee candidate must submit any such recommendation in writing via regular mail to the attention of the Trust’s Secretary, at the address of the Trust’s principal executive offices. The shareholder recommendation must include:

●  the number and class of all shares of the Trust’s series owned beneficially or of record by the nominating shareholder at the time the recommendation is submitted and the dates on which such shares were acquired, specifying the number of shares owned beneficially;

●  a full listing of the proposed candidate’s education, experience (including knowledge of the investment company industry, experience as a director or senior officer of public or private companies, and directorships on other boards of other registered investment companies), current employment, date of birth, business and residence address, and the names and addresses of at least three professional references;

●  information as to whether the candidate is, has been or may be an “interested person” (as such term is defined in the 1940 Act) of the Trust, Calamos Advisors or any of its affiliates, and, if believed not to be or have been an “interested person,” information regarding the candidate that will be sufficient for the committee to make such determination;

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●  the written and signed consent of the candidate to be named as a nominee and to serve as a trustee of the Trust, if elected;

●  a description of all arrangements or understandings between the nominating shareholder, the candidate and/or any other person or persons (including their names) pursuant to which the shareholder recommendation is being made, and if none, so specify;

●  the class or series and number of all shares of the Trust’s series owned of record or beneficially by the candidate, as reported by the candidate; and

●  such other information that would be helpful to the governance committee in evaluating the candidate.

The governance committee may require the nominating shareholder to furnish other information it may reasonably require or deem necessary to verify any information furnished pursuant to the procedures delineated above or to determine the qualifications and eligibility of the candidate proposed by the nominating shareholder to serve as a trustee. If the nominating shareholder fails to provide such additional information in writing within seven days of receipt of written request from the governance committee, the recommendation of such candidate will be deemed not properly submitted for consideration, and the governance committee is not required to consider such candidate.

Unless otherwise specified by the governance committee’s chairman or by legal counsel to the non-interested trustees, the Trust’s Secretary will promptly forward all shareholder recommendations to the governance committee’s chairman and the legal counsel to the non-interested trustees, indicating whether the shareholder recommendation has been properly submitted pursuant to the procedures adopted by the governance committee for the consideration of trustee candidates nominated by shareholders.

Recommendations for candidates as trustees will be evaluated, among other things, in light of whether the number of trustees is expected to change and whether the trustees expect any vacancies. During periods when the governance committee is not actively recruiting new trustees, shareholder recommendations will be kept on file until active recruitment is under way. After consideration of a shareholder recommendation, the governance committee may dispose of the shareholder recommendation.

In addition to the above committees, there is a valuation designee, appointed by the board of trustees, comprised of officers of the Trust and employees of Calamos Advisors.

The following table identifies the number of meetings the Board of Trustees and each committee held during the fiscal period ended July 31, 2025:

NUMBER OF MEETINGS DURING FISCAL PERIOD ENDED JULY 31, 2025
Board	9
Executive Committee	0
Audit Committee	4
Governance Committee	4
Dividend Committee	12
Valuation Committee	4

LEADERSHIP STRUCTURE AND QUALIFICATIONS OF THE BOARD OF TRUSTEES. The Board of Trustees is responsible for oversight of the Trust. The Trust has engaged Calamos Advisors to manage a Fund on a day-to-day basis. The Board of Trustees oversees Calamos Advisors and certain other principal service providers in the operations of each Fund. The Board of Trustees is currently composed of ten members, eight of whom are non-interested trustees. The Board of Trustees meets in-person at regularly scheduled meetings four times throughout the year. In addition, the board may meet in-person or by telephone at special meetings or on an informal basis at other times. As described above, the Board of Trustees has established five standing committees — Audit, Dividend, Executive, Governance and Valuation — and may establish ad hoc committees or working groups from time to time to assist the Board of Trustees in fulfilling its oversight responsibilities. The non-interested trustees also have engaged independent legal counsel to assist them in fulfilling their responsibilities. Such independent legal counsel also serves as counsel to the Trust.

The chairman of the Board of Trustees is an “interested person” of the Trust (as such term is defined in the 1940 Act). The non-interested trustees have appointed a lead independent trustee. The lead independent trustee serves as a liaison between Calamos Advisors and the non-interested trustees and leads the non-interested trustees in all aspects of their oversight of a Fund. Among other things, the lead independent trustee reviews and approves, with the chairman, the agenda for each board and committee meeting and facilitates communication among the Trust’s non-interested trustees. The trustees believe that the board’s leadership structure is appropriate given the characteristics and circumstances of the Trust. The trustees also believe that this structure facilitates the exercise of the board’s independent judgment in fulfilling its oversight function and efficiently allocates responsibility among committees.

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The Board of Trustees has concluded that, based on each trustee’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other trustees, each trustee should serve as a member of the board. In making this determination, the board has taken into account the actual service of the trustees during their tenure in concluding that each should continue to serve. The board also has considered each trustee’s background and experience. Set forth below is a brief discussion of the specific experience qualifications, attributes or skills of each trustee that led the board to conclude that he or she should serve as a trustee.

Each of Mses. Breen and Stuckey and Messrs. Calamos, Neal, Rybak, Toub, and Wennlund has served for multiple years as a trustee of the Trust. In addition, each of Mses. Breen and Stuckey and Messrs. Armstrong, Calamos, Koudounis, Neal, Phlegar, Rybak, Toub, and Wennlund has more than 25 years of experience in the financial services industry. Each of Mses. Breen and Stuckey and Messrs. Calamos, Koudounis, Neal, Phlegar, Rybak, Toub, and Wennlund has experience serving on boards of other entities, including other investment companies. Each of Ms. Breen and Messrs. Calamos, Neal, Phlegar, Rybak, Toub, and Wennlund has earned a Masters of Business Administration degree.

RISK OVERSIGHT. The operation of an ETF, including its investment activities, generally involves a variety of risks. As part of its oversight of a Fund, the Board of Trustees oversees risk through various regular board and committee activities. The Board of Trustees, directly or through its committees, reviews reports from, among others, Calamos Advisors, the Trust’s Compliance Officer, the Trust’s independent registered public accounting firm, outside legal counsel, and internal auditors of Calamos Advisors or its affiliates, as appropriate, regarding risks faced by a Fund and the risk management programs Calamos Advisors and certain service providers. The actual day-to-day risk management with respect to a Fund resides with Calamos Advisors and other service providers to a Fund. Although the risk management policies of Calamos Advisors and the service providers are designed to be effective, there is no guarantee that they will anticipate or mitigate all risks. Not all risks that may affect a Fund can be identified, eliminated or mitigated and some risks simply may not be anticipated or may be beyond the control of the Board of Trustees or Calamos Advisors, its affiliates or other service providers.

TRUSTEE AND OFFICER COMPENSATION. John P. Calamos, Sr. and John S. Koudounis, the trustees who are an “interested person” of the Funds, do not receive compensation from the Funds. Although they are compensated, the non-interested trustees do not receive any pension or retirement benefits from the Funds. Mr. Kelly is the only Trust officer who receives compensation from the Funds. The following table sets forth the total compensation (including any amounts deferred, as described below) paid by the Funds during the periods indicated to each of the current trustees and officers compensated by the Funds.

	Aggregate	Total Compensation
	Compensation	from Calamos
	from the Funds	Funds Complex
Name	8/1/24-7/31/25	8/1/24-7/31/25(1)
John P. Calamos, Sr.	$-	$-
John S. Koudounis*	$-	$-
Hugh P. Armstrong*	$-	$-
Virginia Breen	$3,937	$220,000
John E. Neal(2)	$4,474	$310,000	(3)
Jeffrey S. Phlegar*	$-	$-
William R. Rybak	$4,116	$230,000
Karen Stuckey	$3,758	$210,000
Christopher Toub	$3,758	$210,000
Lloyd A. Wennlund	$3,937	$220,000
Walter Kelly**	$27	$1,510

(1) Consisting of 49 portfolios as of the end of the period indicated. It should be noted that no compensation is reflected for each Fund that did not launch before July 31, 2025.

(2) Includes fees deferred during the relevant period pursuant to a deferred compensation plan. Deferred amounts are treated as though such amounts have been invested and reinvested in shares of one or more of the Funds as selected by the trustee. As of July 31, 2025 the value of the deferred compensation accounts for Mr. Neal was $3,564,427.

(3) Includes compensation received from the Calamos Aksia Alternative Credit and Income Fund in the amount of $60,000. Such compensation is subject to a different compensation schedule and allocation.

* Messrs. Armstrong, Koudounis, and Phlegar were elected to the Board effective September 1, 2025.

** Mr. Kelly was designated as Chief Compliance Officer effective July 29, 2025.

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The compensation paid to the non-interested trustees of Calamos Funds for their services as such consists of an annual retainer fee in the amount of $210,000, with annual supplemental retainers of $40,000 to the lead independent trustee, $20,000 to the chair of the audit committee and $10,000 to the chair of any other committee. Each non-interested trustee receives a meeting attendance fee of $7,000 for any special board meeting attended in person or $3,500 for any special board meeting attended by telephone.

Compensation paid to the non-interested trustees is allocated among the series of the Calamos Funds in accordance with a procedure determined from time to time by the board.

The Trust has adopted a deferred compensation plan for non-interested trustees (the “Plan”). Under the Plan, a trustee who is not an “interested person” of Calamos Advisors and has elected to participate in the Plan (a “participating trustee”) may defer receipt of all or a portion of his or her compensation from the Trust in order to defer payment of income taxes or for other reasons. The deferred compensation payable to the participating trustee is credited to the trustee’s deferred compensation account as of the business day such compensation otherwise would have been paid to the trustee. The value of a trustee’s deferred compensation account at any time is equal to what the value would be if the amounts credited to the account had instead been invested in shares of one or more of the Funds as designated by the trustee. Thus, the value of the account increases with contributions to the account or with increases in the value of the measuring shares, and the value of the account decreases with withdrawals from the account or with declines in the value of the measuring shares. If a participating trustee retires, the trustee may elect to receive payments under the plan in a lump sum or in equal annual installments over a period of five years. If a participating trustee dies, any amount payable under the Plan will be paid to the trustee’s beneficiaries. A Fund’s obligation to make payments under the Plan is a general obligation of that Fund. No Fund is liable for any other Fund’s obligations to make payments under the Plan.

Calamos Nasdaq-100® Structured Alt Protection ETF® — March had not yet publicly offered any Fund Shares for sale prior to December 31, 2024. Accordingly, no trustee owned “beneficially” (within the meaning of that term as defined in Rule 16a-1(a)(2) under the 1934 Act) any Fund Shares of the Calamos Nasdaq-100® Structured Alt Protection ETF® — March as of December 31, 2024. As of December 31, 2024, each trustee beneficially owned (as determined pursuant to Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended (“1934 Act”)) Fund Shares of all funds in a Fund Complex having values within the indicated dollar ranges.*

	Calamos Nasdaq 100® Structured Alt Protection ETF® – March	Calamos Nasdaq 100® Structured Alt Protection ETF® – June	Calamos Nasdaq 100® Structured Alt Protection ETF® – September	Calamos Nasdaq 100® Structured Alt Protection ETF® – December	AGGREGATE DOLLAR RANGE OF SHARES OF ALL FUNDS IN THE FUND COMPLEX
John P. Calamos, Sr.(1)	None	$1-$10,000	$1-$10,000	$1-$10,000	Over $100,000
John S. Koudounis(2)	None	None	None	None	Over $100,000
Hugh Armstrong(2)	None	None	None	None	None
Virginia G. Breen	None	None	None	None	Over $100,000
John E. Neal	None	None	None	None	Over $100,000
Jeffrey Phlegar(2)	None	None	None	None	None
William R. Rybak	None	None	None	None	Over $100,000
Karen L. Stuckey	None	None	None	None	Over $100,000
Christopher M. Toub	None	None	None	None	Over $100,000
Lloyd A. Wennlund	None	None	None	None	Over $100,000

(1)  Pursuant to Rule 16a-1(a)(2) of the 1934 Act, John P. Calamos, Sr. may be deemed to have indirect beneficial ownership of Fund shares held by Calamos Investments LLC, its subsidiaries, and its parent companies (Calamos Asset Management, Inc. and Calamos Partners LLC, and its parent company Calamos Family Partners, Inc.) due to his direct or indirect ownership interest in those entities. As a result, these amounts reflect any holdings of those entities in addition to the individual, personal accounts of John P. Calamos, Sr.

(2) Messrs. Armstrong, Koudounis, and Phlegar were elected to the Board effective September 1, 2025.

*  Valuation as of December 31, 2024.

CODE OF ETHICS. Personnel of Calamos Advisors and Calamos Financial Services LLC (“CFS”), the Fund’s distributor, are permitted to make personal securities transactions, including transactions in securities that the Trust may purchase, sell or hold, subject to requirements and restrictions set forth in the Code of Ethics of the Trust and the Code of Ethics of Calamos Advisors and CFS. The Codes of Ethics adopted pursuant to Rule 17j-1 under the 1940 Act contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities of Calamos Advisors and CFS personnel and the interests of investment advisory clients such as the Trust. Among other things, the Codes of Ethics prohibit certain types of transactions absent prior approval, impose time periods during which personal transactions may not be made in certain securities, and require the submission of duplicate broker confirmations and statements and quarterly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Codes of Ethics may be granted in particular circumstances after review by appropriate personnel.

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Affiliates of Calamos Advisors and CFS, CAM, CILLC, Calamos Partners LLC (“CPL”), Calamos Family Partners, Inc. (“CFP”) and the owners of these affiliates, which include John P. Calamos, Sr. and members of his family (“Calamos Family”), may invest in and hedge investments made by them in products managed by Calamos Advisors to support the continued growth of our investment products and strategies, including investments to seed new products. Notwithstanding any provision to the contrary in the Code of Ethics, investments and corresponding hedging transactions made by Calamos Advisors, CFS, CAM, CILLC, CPL, CFP and the Calamos Family in Calamos products (excluding Closed-End Funds and ETFs) are not subject to restrictions of the Code of Ethics, such as the short-term trading ban. However, these hedging transactions are subject to pre-clearance by the Corporate Investment Committee. Calamos Advisors’ CCO and Funds’ CCO are copied in the approval process. In addition, these entities do not receive preferential treatment over clients. (They may, however, be traded together with discretionary client transactions.)

The General Counsel may approve additional strategies or instruments based on unusual market circumstances and on the determination that the transactions would not impact the broader market or conflict with any customer activity.

PROXY VOTING PROCEDURES. Each Fund has delegated proxy voting responsibilities to Calamos Advisors, subject to the board of trustees’ general oversight. Each Fund expects Calamos Advisors to vote proxies related to that Fund’s portfolio securities for which the Fund has voting authority consistent with the Fund’s best interests. Calamos Advisors has adopted its own Proxy Voting Policies and Procedures (the “Policies”). The Policies address, among other things, conflicts of interest that may arise between the Funds’ interests, and the interests of Calamos Advisors and its affiliates.

The following is a summary of the Policies used by Calamos Advisors in voting proxies.

To assist it in voting proxies, Calamos Advisors has established a Proxy Review Committee (“committee”) comprised of representatives of its Portfolio Management (which may include portfolio managers and/or research analysts), Operations, and advisory, non-voting members from the Legal and Compliance Departments. The committee and/or its members will vote proxies using the following guidelines.

In general, if Calamos Advisors believes that a company’s management and board have interests sufficiently aligned with the Fund’s interest, Calamos Advisors will vote in favor of proposals recommended by the company’s management, including, but not by way of limitation, management’s recommendations on the election of directors but will consider both meeting attendance and number of boards each board member sits on when determining its vote.

Calamos Advisors has assigned its administrative duties with respect to the proxy analysis and voting decisions to the “Proxy Group” (the Investment team — research analysts and portfolio management), and administrative processing to its Corporate Actions Group within the Operations Department. To assist it in analyzing proxies, Calamos subscribes to Glass Lewis, an unaffiliated third-party corporate governance research service that provides in-depth analyses of shareholder meeting agendas and voting recommendations. Glass Lewis facilitates the voting of each proxy by applying Calamos’ custom proxy voting rules (“proxy voting policy”) to the proposal(s). Any proxy proposal that is not covered by the proxy voting guidelines is reviewed and considered by Calamos’ Proxy Group and voted in accordance with that review. Calamos has two sets of custom proxy voting rules: environmental, social and governance (“Sustainable Strategies”) proxy voting rules, and non-Sustainable Strategies proxy voting rules.

Finally, Calamos Advisors has established procedures to help identify and resolve conflicts of interest that might arise when voting proxies for the Funds. Calamos will generally apply its proxy voting policy to proxy proposals regardless of whether a conflict has been identified. However, in these situations, the Proxy Group will refer the proxy proposal, along with the recommended course of action, if any, to the Proxy Review Committee or a subcommittee thereof (each, a “committee”) for evaluation. The committee will independently review the proposals and determine the appropriate action to be taken. The Corporate Actions Group will then memorialize the conflict(s) and the procedures used to address the conflict.

The Trust is required to file with the SEC on Form N-PX its complete proxy voting record for the 12-month period ending June 30, by no later than August 31 of each year. The Trust’s proxy voting record for the most recent 12-month period ending June 30 will be available by August 31 of each year (1) on the SEC’s website at www.sec.gov, (2) on the Calamos Funds’ website at www.calamos.com, and (3) without charge, upon request, by calling 866.363.9219 or emailing caminfo@calamos.com.

You may obtain a copy of Calamos Advisors’ Policies by calling 866.363.9219, by emailing caminfo@calamos.com, or by writing Calamos Advisors at: Calamos Investments, Attn: Client Services, 2020 Calamos Court, Naperville, IL 60563, and on the SEC’s website at www.sec.gov.

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DISCLOSURE OF PORTFOLIO HOLDINGS. The Trust has adopted a policy regarding the disclosure of information about the Trust’s portfolio holdings. The Board must approve all material amendments to this policy. A Fund’s portfolio holdings are publicly disseminated each day a Fund is open for business through financial reporting and news services including publicly accessible Internet web sites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Fund Shares, together with estimates and actual cash components, is publicly disseminated daily prior to the opening of the Exchange via the National Securities Clearing Corporation (“NSCC”). The basket represents one Creation Unit of a Fund. The Trust and Calamos Advisors will not disseminate non-public information concerning the Trust.

Calamos Advisors and CFS carry out the policies and procedures governing disclosure of portfolio security holdings, and as such have access to information regarding portfolio security holdings on a daily basis and may disclose that information to a Fund’s service providers and other third parties only in accordance with the policies and procedures adopted by the Board of Trustees.

NON-PUBLIC DISCLOSURE

Disclosures required by Applicable Law. The Funds, Calamos Advisors and CFS may disclose portfolio security holdings information of a Fund as may be required by applicable law, rule, regulation or court order. Any officer of a Fund, Calamos Advisors or CFS is authorized to disclose portfolio security holdings pursuant to these policies and procedures.

As part of each Fund’s compliance program under Rule 38a-1 under the 1940 Act, the Trust’s Chief Compliance Officer periodically will review or cause to be reviewed portfolio security holding disclosures in order to seek compliance with these policies and procedures. The Board of Trustees oversees disclosures through the reporting of the Chief Compliance Officer.

The Funds, Calamos Advisors and CFS do not receive compensation or other consideration for the disclosure of portfolio security holdings.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding Fund Shares of a Fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a company or acknowledges the existence of control.

All shares of the Funds are entered on the records of Depository Trust Company (“DTC”), a security depository, in the name of its nominee for the account of a participant of DTC (“DTC Participant”). As of October 31, 2025, the name and percentage ownership of each DTC Participant that owned of record 5% or more of the outstanding shares of the Funds were as follows:

Fund	Registration	Number of Shares % Fund
Calamos Nasdaq 100® Structured Alt Protection ETF® – March	PERSHING LLC	169,926.00
	ONE PERSHING PLAZA	33.99%
	JERSEY CITY NJ 07399

	CHARLES SCHWAB & CO., INC.	153,287.00
	2423 E LINCOLN DRIVE	30.66%
	PHOENIX AZ 85016-1215

	NATIONAL FINANCIAL SERVICES LLC	90,835.00
	499 WASHINGTON BLVD	18.17%
	JERSEY CITY NJ 07310

Calamos Nasdaq 100® Structured Alt Protection ETF® – June	CHARLES SCHWAB & CO., INC.	960,374.00
	2423 E LINCOLN DRIVE	57.34%
	PHOENIX AZ 85016-1215

	NATIONAL FINANCIAL SERVICES LLC	287,503.00
	499 WASHINGTON BLVD	17.16%
	JERSEY CITY NJ 07310

	PERSHING LLC	192,838.00
	ONE PERSHING PLAZA	11.51%
	JERSEY CITY NJ 07399

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Fund	Registration	Number of Shares % Fund
Calamos Nasdaq 100® Structured Alt Protection ETF® – September	CHARLES SCHWAB & CO., INC.	376,099.00
	2423 E LINCOLN DRIVE	39.59%
	PHOENIX AZ 85016-1215

	NATIONAL FINANCIAL SERVICES LLC	300,456.00
	499 WASHINGTON BLVD	31.63%
	JERSEY CITY NJ 07310

	PERSHING LLC	137,703.00
	ONE PERSHING PLAZA	14.5%
	JERSEY CITY NJ 07399

Calamos Nasdaq 100® Structured Alt Protection ETF® – December	CHARLES SCHWAB & CO., INC.	187,755.00
	2423 E LINCOLN DRIVE	37.55%
	PHOENIX AZ 85016-1215

	NATIONAL FINANCIAL SERVICES LLC	160,289.00
	499 WASHINGTON BLVD	32.06%
	JERSEY CITY NJ 07310

	PERSHING LLC	41,787.00
	ONE PERSHING PLAZA	8.36%
	JERSEY CITY NJ 07399

As of October 31, 2025, the trustees and officers as a group owned less than 1%* of the outstanding shares of Calamos Nasdaq-100® Structured Alt Protection ETF® — June, less than 1%* of the outstanding shares of Calamos Nasdaq-100® Structured Alt Protection ETF® — September, less than 1%* of the outstanding shares of Calamos Nasdaq-100® Structured Alt Protection ETF® — December, and less than 1%* of the outstanding shares of Calamos Nasdaq-100® Structured Alt Protection ETF® — March.

*  Pursuant to Rule 16a-1(a)(2) of the 1934 Act, John P. Calamos, Sr. may be deemed to have indirect beneficial ownership of Fund shares held by Calamos Investments LLC, its subsidiaries, and its parent companies (Calamos Asset Management, Inc. and Calamos Partners LLC, and its parent company, Calamos Family Partners, Inc.) due to his direct or indirect ownership interest in those entities. As a result, this percentage reflects any holdings of those entities in addition to the individual, personal accounts of John P. Calamos, Sr., as applicable.

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INVESTMENT ADVISORY SERVICES

Investment Adviser

Investment management and certain other services are provided to the Trust by Calamos Advisors pursuant to a Management Agreement (the “Management Agreement”) dated September 1, 2023, as amended. Calamos Advisors also furnishes office space, equipment and management personnel to the Trust.

Each Fund pays Calamos Advisors a fee based on its average daily net assets that is accrued daily and paid on a quarterly basis.

Calamos Nasdaq-100® Structured Alt Protection ETF® — March pays a fee on its average daily net assets at the annual rate of 0.69% on average daily net assets.

With respect to each Acquiring Fund that invests in Fund Shares of Calamos Nasdaq-100® Structured Alt Protection ETF® — March, Calamos Advisors agrees to waive an amount equal to the portion of the advisory fee payable to a Fund that is attributable to the Acquiring Fund’s investment in a Fund, based on daily net assets.

Calamos Nasdaq-100® Structured Alt Protection ETF® — June pays a fee on its average daily net assets at the annual rate of 0.69% on average daily net assets.

With respect to a Fund in the Calamos Family of Funds (each an “Acquiring Fund”) that invests in Fund Shares of Calamos Nasdaq-100® Structured Alt Protection ETF® — June, Calamos Advisors agrees to waive an amount equal to the portion of the advisory fee payable to a Fund that is attributable to the Acquiring Fund’s investment in a Fund, based on daily net assets.

Calamos Nasdaq-100® Structured Alt Protection ETF® — September pays a fee on its average daily net assets at the annual rate of 0.69% on average daily net assets.

With respect to each Acquiring Fund that invests in Fund Shares of Calamos Nasdaq-100® Structured Alt Protection ETF® — September, Calamos Advisors agrees to waive an amount equal to the portion of the advisory fee payable to a Fund that is attributable to the Acquiring Fund’s investment in a Fund, based on daily net assets.

Calamos Nasdaq-100® Structured Alt Protection ETF® — December pays a fee on its average daily net assets at the annual rate of 0.69% on average daily net assets.

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With respect to each Acquiring Fund that invests in Fund Shares of Calamos Nasdaq-100® Structured Alt Protection ETF® — December, Calamos Advisors agrees to waive an amount equal to the portion of the advisory fee payable to a Fund that is attributable to the Acquiring Fund’s investment in a Fund, based on daily net assets.

Calamos Advisors is a wholly owned subsidiary of Calamos Investments LLC (“CILLC”). Calamos Asset Management, Inc. (“CAM”) is the sole manager of CILLC. As of July 31, 2025, approximately 22.4% of the outstanding interests of CILLC was owned by CAM, 77.72% by Calamos Partners LLC (“CPL”), and 0.04% by Calamos Equity Partners LLC (“CEP”). CAM is owned by John P. Calamos, Sr. and John S. Koudounis. CPL is owned by Calamos Family Partners, Inc. (“CFP”) and John S. Koudounis. CFP is beneficially owned by members of the Calamos family, including John P. Calamos, Sr. CEP is owned by John S. Koudounis and Daniel L. Dufresne. John P. Calamos, Sr., is an affiliated person of each Fund and Calamos Advisors by virtue of his position as Chairman, Trustee and President of the Trust and Chairman and Global Chief Investment Officer (“Global CIO”) of Calamos Advisors. John S. Koudounis, Thomas P. Kiley, Thomas E. Herman, Erik D. Ojala, Stephen Atkins, Daniel Dufresne, and Walter Kelly are affiliated persons of each Fund and Calamos Advisors by virtue of their positions as Trustee and Vice President; Vice President; Vice President and Chief Financial Officer; Vice President and Secretary; Treasurer; Vice President; and Chief Compliance Officer of the Trust; respectively, and as President and Chief Executive Officer; Senior Vice President and Chief Distribution Officer; Executive Vice President and Chief Financial Officer; Senior Vice President, General Counsel and Secretary; Senior Vice President and Head of Fund Administration; Executive Vice President and Chief Operating Officer; and Co-Chief Compliance Officer of Calamos Advisors, respectively.

During the periods shown below, each of the Funds paid total advisory fees to Calamos Advisors. Payments were as follows:

		Year Ended	Year Ended	Year Ended
Fund	Advisory fee	7/31/25	7/31/24	7/31/23
Calamos Nasdaq-100® Structured Alt Protection ETF® – March(1)	0.69%	$38,530	$-	$-
Calamos Nasdaq-100® Structured Alt Protection ETF® – June(2)	0.69%	$278,292	$61,792	$-
Calamos Nasdaq-100® Structured Alt Protection ETF® – September(3)	0.69%	$211,820	$-	$-
Calamos Nasdaq-100® Structured Alt Protection ETF® – December(4)	0.69%	$124,240	$-	$-

(1) Commenced operations March 3, 2025

(2) Commenced operations June 3, 2024

(3) Commenced operations September 3, 2024

(4) Commenced operations December 2, 2024

The use of the name “Calamos” in the name of the Trust and in the name of the Funds are pursuant to licenses granted by Calamos Investments LLC, and the Trust has agreed to change the names to remove those references if Calamos Advisors ceases to act as Adviser to the Funds.

EXPENSES

Out of its management fee, the Adviser pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other service and license fees, except for distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, acquired fund fees and expenses, brokerage commissions and other expenses connected with the execution of portfolio transactions, taxes, interest, and extraordinary expenses.

Fees and expenses related to a Fund’s organization and registration and qualification of a Fund and its Fund Shares under federal and state securities laws will be borne by the Adviser.

MANAGEMENT APPROACH

Calamos Advisors employs a “team of teams” approach to portfolio management, led by the Global CIO and our CIO team consisting of 5 Co-CIOs with specialized areas of investment expertise. The Global CIO and Co-CIO team are responsible for oversight of investment team resources, investment processes, performance and risk. As heads of investment verticals, Co-CIOs manage investment team members and, along with Co-Portfolio Managers and Associate Portfolio Managers, have day-to-day portfolio oversight and construction responsibilities of their respective investment strategies. While investment research professionals within each Co-CIO’s team are assigned specific strategy responsibilities, they also provide support to other investment team verticals, creating deeper insights across a wider range of investment strategies. The combination of specialized investment teams with cross-team collaboration results in what we call our team of teams approach.

This team of teams approach is further reflected in the composition of Calamos Advisors’ Investment Committee, made up of the Global CIO, the Co-CIO team, and the Global Head of Trading. Other members of the investment team participate in Investment Committee meetings in connection with specific investment related issues or topics as deemed appropriate.

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The structure and composition of the Investment Committee results in a number of benefits, as it:

●  Leads to broader perspective on investment decisions: multiple viewpoints and areas of expertise feed into consensus;

●  Promotes collaboration between teams; and

●  Functions as a think tank with the goal of identifying ways to outperform the market on a risk-adjusted basis.

The objectives of the Investment Committee are to:

●  Form the firm’s top-down macro view, market direction, asset allocation, and sector/country positioning.

●  Establish firm-wide secular and cyclical themes for review.

●  Review firm-wide and portfolio risk metrics, recommending changes where appropriate.

●  Review firm-wide, portfolio and individual security liquidity constraints.

●  Evaluate firm-wide and portfolio investment performance.

●  Evaluate firm-wide and portfolio hedging policies and execution.

●  Evaluate enhancements to the overall investment process.

David O’Donohue, Jimmy Young, Eli Pars, Jason Hill, Anthony Vecchiolla, and Jordan Rosenfeld are the Funds’ portfolio managers and are collectively referred to within this registration statement as “Portfolio Managers”. The Portfolio Managers have responsibility for allocating the portfolio across the market capitalization spectrum, sectors, and geographies within the portfolio’s eligible investment universe and for reviewing the overall composition of the portfolio to ensure compliance with its stated investment objective. The Portfolio Managers, in collaboration with other members of the Calamos Advisors investment teams, have the responsibility of overseeing the integration of each Fund’s investment approach and framework to ensure compliance with each Fund’s stated investment approach.

The Portfolio Managers also have responsibility for the day-to-day management of accounts other than a Fund. Information regarding these other accounts (and inclusive of the Funds) as of July 31, 2025 is set forth below.

Other Accounts Managed and Assets by Account Type as of July 31, 2025

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Accounts	Assets	Accounts	Assets	Accounts	Assets
David O’Donohue	34	18,207,836,590	2	11,045,646	0	-
Jimmy Young	33	18,007,379,867	0	-	0	-
Eli Pars	51	32,850,893,729	6	1,030,204,104	5,163	4,530,888,074
Jason Hill	33	18,007,379,867	0	-	0	-
Anthony Vecchiolla	34	18,151,462,555	0	-	0	-
Jordan Rosenfeld	1	64,266,535	0	-	0	-

Number of Accounts and Assets for which Advisory Fee is Performance Based as of July 31, 2025

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Accounts	Assets	Accounts	Assets	Accounts	Assets
David O’Donohue	0	-	0	-	0	-
Jimmy Young	0	-	0	-	0	-
Eli Pars	2	416,375,322	0	-	0	-
Jason Hill	0	-	0	-	0	-
Anthony Vecchiolla	0	-	0	-	0	-
Jordan Rosenfeld	0	-	0	-	0	-

The Portfolio Managers may invest for their own benefit in securities held in brokerage and fund accounts. The information shown in the table does not include information about those accounts where the Portfolio Managers or members of their family have a beneficial or pecuniary interest because no advisory relationship exists with Calamos Advisors or any of its affiliates.

Each Fund’s Portfolio Managers are responsible for managing both the Fund and other accounts, including separate accounts.

Other than potential conflicts between investment strategies, the side-by-side management of both a Fund and other accounts may raise potential conflicts of interest due to the interest held by Calamos Advisors in an account and certain trading practices used by the portfolio managers (e.g., cross trades between a Fund and another account and allocation of aggregated trades). Calamos Advisors has developed policies and procedures reasonably designed to mitigate those conflicts. For example, Calamos Advisors will only place cross-trades in securities held by a Fund in accordance with the rules promulgated under the 1940 Act and has adopted policies designed to ensure the fair allocation of securities purchased on an aggregated basis. The allocation methodology employed by Calamos Advisors varies depending on the type of securities sought to be bought or sold and the type of client or group of clients. Generally, however, orders are placed first for those clients that have given Calamos Advisors brokerage discretion (including the ability to step out a portion of trades), and then to clients that have directed Calamos Advisors to execute trades through a specific broker. However, if the directed broker allows Calamos Advisors to execute with other brokerage firms, which then book the transaction directly with the directed broker, the order will be placed as if the client had given Calamos Advisors full brokerage discretion. Calamos Advisors and its affiliates frequently use a “rotational” method of placing and aggregating client orders and will build and fill a position for a designated client or group of clients before placing orders for other clients.

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A client account may not receive an allocation of an order if: (a) the client would receive an unmarketable amount of securities based on account size; (b) the client has precluded Calamos Advisors from using a particular broker; (c) the cash balance in the client account will be insufficient to pay for the securities allocated to it at settlement; (d) current portfolio attributes make an allocation inappropriate; and (e) account specific guidelines, objectives and other account specific factors make an allocation inappropriate. Allocation methodology may be modified when strict adherence to the usual allocation is impractical or leads to inefficient or undesirable results. Calamos Advisors’ head trader must approve each instance that the usual allocation methodology is not followed and provide a reasonable basis for such instances and all modifications must be reported in writing to Calamos Advisors’ Chief Compliance Officer on a monthly basis. Investment opportunities for which there is limited availability generally are allocated among participating client accounts pursuant to an objective methodology (i.e., either on a pro rata basis or using a rotational method, as described above). However, in some instances, Calamos Advisors may consider subjective elements in attempting to allocate a trade, in which case a Fund may not participate, or may participate to a lesser degree than other clients, in the allocation of an investment opportunity. In considering subjective criteria when allocating trades, Calamos Advisors is bound by its fiduciary duty to its clients to treat all client accounts fairly and equitably.

As of July 31, 2025, Messrs. O’Donohue, Young, Pars, Hill, Vecchiolla, and Rosenfeld receive all of their compensation from Calamos Advisors. Compensation for portfolio management team members includes a competitive base salary, and an annual cash bonus (driven by investment, company, and individual performance). Portfolio managers are also eligible for Calamos Advisors’ Long-Term Incentive (“LTI”) program, which is an incentive award vesting over time that reflects appreciation and depreciation in the value of both the funds managed by such professional and the company generally. LTI awards granted in 2023 vest on a three-year schedule (25% on or about the first anniversary of the award grant, 25% on or about the second anniversary of the award grant, and 50% on or about the third anniversary of the award grant). Each investment team LTI award will be allocated as follows: (i) 33.3% to track the value of the associate’s managed strategies, (ii) 33.3% to track the Calamos strategy of the associate’s choice, and (iii) 33.3% to track the value of the firm; all over the vesting period.

The existence of these separate asset or fee-based payments could create a conflict of interest with regard to each portfolio manager’s allocation of investment opportunities among the accounts for which they act as portfolio manager. Calamos Advisors maintains policies and procedures reasonably designed to mitigate such conflicts of interest.

This compensation structure considers annually the performance of the various strategies managed by the portfolio managers, among other factors, including, without limitation, the overall performance of the firm.

As of July 31, 2025, the portfolio managers held the following amounts in the Fund:

Portfolio Managers	Calamos Nasdaq-100® Structured Alt Protection ETF® – March	Calamos Nasdaq-100® Structured Alt Protection ETF® – June	Calamos Nasdaq-100® Structured Alt Protection ETF® – September	Calamos Nasdaq-100® Structured Alt Protection ETF® – December
Jason Hill	None	$10,001-$50,000	None	None
David O’Donohue	None	$10,001-$50,000	None	None
Eli Pars	None	None	None	None
Anthony Vecchiolla	None	None	None	None
Jimmy Young	None	$100,001-$500,000	None	None
Jordan Rosenfeld	None	None	None	None

DISTRIBUTOR

The Funds’ distributor is Calamos Financial Services LLC (“CFS” or the “Distributor”), 2020 Calamos Court, Naperville, Illinois, 60563. The Distributor has entered into a distribution agreement (the “Distribution Agreement”) with the Trust pursuant to which it distributes Fund Shares.

Fund Shares will be continuously offered for sale by the Trust through the Distributor only in Creation Units, as described below under “Transactions in Creation Units.” Fund Shares in less than Creation Units are not distributed by the Distributor. The Distributor also acts as agent for the Trust. The Distributor will deliver a Prospectus to persons purchasing Fund Shares in Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the 1934 Act and a member of the Financial Industry Regulatory Authority, Inc. The Distributor has no role in determining the investment policies of the Funds, or which securities are to be purchased or sold by the Funds.

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12b-1 Plan. The Board has adopted a distribution and service plan (“Distribution and Service Plan”) pursuant to Rule 12b-1 under the Investment Company Act (“Plan”). In accordance with its Plan, a Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. In addition, if the payment of management fees by a Fund is deemed to be indirect financing by the Fund of the distribution of its Fund Shares, such payment is authorized by the Plan. Calamos Advisors may use management fee revenue, as well as past profits or other resources, to pay for expenses incurred in connection with providing services intended to result in the sale of Fund Shares. Calamos Advisors may pay amounts to third parties for distribution or marketing services on behalf of a Fund.

The Plan was adopted in order to permit the implementation of a Fund’s method of distribution. No fees are currently paid by a Fund under the Plan, however, and there are no current plans to impose such fees. In the event such fees were to be charged, over time they would increase the cost of an investment in a Fund because they would be paid on an ongoing basis. If fees were charged under the Plan, the Trustees would receive and review at the end of each quarter a written report provided by the Distributor of the amounts expended under the Plan and the purpose for which such expenditures were made.

The Plan will remain in effect for a period of one year and is renewable from year to year with respect to a Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Trustees and (2) by a vote of the majority of the independent trustees, cast in person at a meeting called for the purpose of voting on such approval. The Plan may not be amended to increase materially the amount of fees paid by a Fund unless such amendment is approved by majority vote of the outstanding Fund Shares and by the independent trustees in the manner described above. The Plan is terminable with respect to a Fund at any time by a vote of a majority of the independent trustees or by 1940 Act majority vote of the outstanding Fund Shares.

OTHER COMPENSATION TO INTERMEDIARIES

Calamos Advisors and its affiliates are currently subject to supplemental compensation payment requests by certain securities broker-dealers, banks or other intermediaries, including third party administrators of qualified plans (each an “Intermediary”) whose customers have purchased Fund Shares. In their discretion, Calamos Advisors and its affiliates may make payments to an Intermediary for various purposes. These payments do not increase the amount paid by you or a Fund, as they are paid from the legitimate profits from these entities in what is generally referred to as “revenue sharing.”

Revenue sharing payments are generally a percentage of the account’s average annual net assets. Calamos Advisors and its affiliates may make these payments to an Intermediary for various purposes, including to help defray costs incurred by the Intermediary to educate financial advisers about a Fund so they can make recommendations and provide services that are suitable and meet shareholder needs, to access the Intermediary’s representatives, to provide marketing support and other specified services. To the extent that a Fund does not pay for these costs directly, Calamos Advisors and its affiliates may also make payments to certain financial intermediaries for administrative services such as record keeping, sub-accounting for shareholder accounts, client account maintenance support, statement preparation, transaction processing, payment of ticket charges per purchase or exchange order placed by a financial intermediary, payment of networking fees in connection with certain trading systems, or one-time payments for services such as setting up a Fund on a intermediary’s trading system.

In addition, CFS and/or Calamos Advisors may also share certain marketing expenses with intermediaries, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, sales reporting, or business building programs for such financial intermediaries to raise awareness of a Fund. CFS and/or Calamos Advisors may make payments to participate in intermediary marketing support programs which may provide CFS and/or Calamos Advisors, as applicable, with one or more of the following benefits: attendance at sales conferences, participation in meetings or training sessions, access to or information about intermediary personnel, use of an intermediary’s marketing and communication infrastructure, fund analysis tools, data and data analytics, business planning and strategy sessions with intermediary personnel, information on industry- or platform specific developments, trends and service providers, and other marketing-related services. Such payments may be in addition to, or in lieu of, the payments described above. These payments are intended to promote the sales of the Fund and to reimburse financial intermediaries, directly or indirectly, for the costs that they or their salespersons incur in connection with educational seminars, meetings, and training efforts about the Fund to enable the intermediaries and their salespersons to make suitable recommendations, provide useful services, and maintain the necessary infrastructure to make the Fund available to their customers.

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These payments may provide Intermediaries with an incentive to favor Fund Shares of a Fund over sales of shares of other ETFs or non-ETF investments. These payments may influence the Intermediary and your salesperson to recommend a Fund over another investment. Ask your salesperson or visit your Intermediary’s website for more information. You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund Shares and you should discuss this matter with your Intermediary and its representatives. A Fund may utilize an Intermediary that offers and sells Fund Shares to execute portfolio transactions for the Fund. The Fund and Calamos Advisors do not consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund.

PORTFOLIO TRANSACTIONS

Calamos Advisors is responsible for decisions to buy and sell securities for a Fund, the selection of brokers and dealers to effect the transactions and the negotiation of prices and any brokerage commissions on such transactions. Calamos Advisors may purchase options, futures or use other derivative instruments. Subject to applicable law, Calamos Advisors may determine to cross-trade securities or other instruments between client accounts.

Portfolio transactions on behalf of a Fund effected on stock or futures exchanges typically involve the payment of negotiated commissions. There is generally no stated commission in the case of securities or other instruments traded in the OTC markets, but the price a Fund pays usually includes an undisclosed dealer commission or mark-up (known as a “spread,” which is the difference between the prices at which the dealer is willing to purchase and sell the specific security or other instrument at the time, and includes the dealer’s normal profit).. For securities purchased in an underwritten offering, the price a Fund pays includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

In executing portfolio transactions, Calamos Advisors uses its best efforts to obtain for a Fund the most favorable combination of price and execution available. In seeking the most favorable combination of price and execution, Calamos Advisors considers all factors it deems relevant, including price, the size of the transaction, the nature of the market for the security, the amount of commission, the timing of the transaction taking into account market prices and trends, the execution capability of the broker- dealer and the quality of service rendered by the broker-dealer in other transactions. In certain circumstances, a Fund may determine that it is in the best interest of the Fund to waive, reimburse or prepay commissions or fees that would otherwise be applicable to the Fund’s securities or derivatives transactions.

In allocating a Fund’s portfolio brokerage transactions to unaffiliated broker-dealers, Calamos Advisors may take into consideration the research, analytical, statistical and other information and services provided by the broker-dealer, such as general economic reports and information, reports or analyses of particular companies or industry groups, market timing and technical information, and the availability of the brokerage firm’s analysts for consultation. Although Calamos Advisors believes these services have substantial value, they are considered supplemental to Calamos Advisors’ own efforts in performing its duties under the Management Agreement.

For purchases and sales of derivatives (i.e., financial instruments whose value is derived from the value of an underlying asset, interest rate or index) Calamos Advisors generally evaluates counterparties based on one or more of the following factors: reputation and financial strength; execution prices; commission costs; ability to handle complex orders; ability to give prompt and full execution, including the ability to handle difficult trades; accuracy of reports and confirmations provided; reliability, type and quality of research provided; financing costs and other associated costs related to the transaction; and whether the total cost or proceeds in each transaction is the most favorable under the circumstances.

Calamos Advisors does not guarantee any broker the placement of a predetermined amount of securities transactions in return for the research or brokerage services it provides. Calamos Advisors does, however, have internal procedures for allocating transactions in a manner consistent with its execution policies to brokers that it has identified as providing research, research-related products or services, or execution-related services of a particular benefit to its clients. Calamos Advisors has entered into client commission agreements (“CCAs”) with certain broker-dealers under which the broker-dealers may use a portion of their commissions to pay third parties or other broker-dealers that provide Calamos Advisors with research or brokerage services, as permitted under Section 28(e) of the Exchange Act. CCAs allow Calamos Advisors to direct broker-dealers to pool commissions that are generated from orders executed at that broker-dealer, and then periodically direct the broker-dealer to pay third parties or other broker-dealers for research or brokerage services. All uses of CCAs by Calamos Advisors are subject to applicable law and their best execution obligations. Brokerage and research products and services furnished by brokers may be used in servicing any or all of the clients of Calamos Advisors and such research may not necessarily be used by Calamos Advisors in connection with the accounts which paid commissions to the broker providing such brokerage and research products and services.

As permitted by Section 28(e) of the 1934 Act, Calamos Advisors may pay a broker-dealer that provides brokerage and research services an amount of commission for effecting a securities transaction for a Fund in excess of the commission that another broker-dealer would have charged for effecting that transaction if Calamos Advisors believes the amount to be reasonable in relation to the value of the overall quality of the brokerage and research services provided. Other clients of Calamos Advisors may indirectly benefit from the availability of these services to Calamos Advisors, and a Fund may indirectly benefit from services available to Calamos Advisors as a result of research services received by Calamos Advisors through transactions for other clients. In addition, Calamos Advisors may execute portfolio transactions for a Fund, to the extent permitted by law, through broker-dealers affiliated with a Fund, Calamos Advisors, CFS, or other broker-dealers distributing Fund Shares of a Fund if it reasonably believes that the combination of price and execution is at least as favorable as with unaffiliated broker-dealers, and in such transactions any such broker-dealer would receive brokerage commissions paid by a Fund.

In certain cases, Calamos Advisors may obtain products or services from a broker that have both research and non-research uses. Examples of non-research uses are administrative and marketing functions. These are referred to as “mixed use” products. In each case, Calamos Advisors makes a good faith effort to determine the proportion of such products or services that may be used for research and non-research purposes. That determination is based upon the time spent by Calamos Advisors personnel for research and non-research uses. The portion of the costs of such products or services attributable to research usage may be defrayed by Calamos Advisors through brokerage commissions generated by transactions of its clients, including a Fund. Calamos Advisors pays the provider in cash for the non-research portion of its use of these products or services.

Conflicts of Interest: Subject to applicable law, Calamos Advisors may select brokers that furnish Calamos Advisors, the Funds, other Calamos Advisors client accounts or personnel, directly or through correspondent relationships, with research or other appropriate services which provide, in Calamos Advisors’ view, appropriate assistance to Calamos Advisors in the investment decision-making process (including with respect to futures, fixed-price offerings and OTC transactions). Such research or other services may include, to the extent permitted by law, research reports on companies, industries and securities; economic and financial data; financial publications; proxy analysis; trade industry seminars; computer data bases; research-oriented software and other services and products.

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For the periods presented below, Calamos Advisors did not execute trades through CFS, its affiliated broker-dealer. For the periods indicated, the following table shows the amount of aggregate commissions related to the portfolio transactions executed for the Fund through unaffiliated broker-dealers.

	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23
	Aggregate	Aggregate	Aggregate
Description	Commissions	Commissions	Commissions
Calamos Nasdaq-100® Structured Alt Protection ETF® – March(1)	$1,125	$-	$-
Calamos Nasdaq-100® Structured Alt Protection ETF® – June(2)	$5,648	$5,363	$-
Calamos Nasdaq-100® Structured Alt Protection ETF® – September(3)	$4,001	$-	$-
Calamos Nasdaq-100® Structured Alt Protection ETF® – December(4)	$2,835	$-	$-

(1) Since commencement of operations on March 3, 2025

(2) Since commencement of operations on June 3, 2024

(3) Since commencement of operations on September 3, 2024

(4) Since commencement of operations on December 2, 2024

The following table shows the brokerage commissions paid by each Fund to brokers who furnished research services to the Fund or Calamos Advisors, and aggregate dollar amounts involved in those transactions, during the period indicated.

	FISCAL YEAR ENDED July 31, 2025
	Aggregate	Aggregate	% Of Aggregate
Fund	Portfolio Transactions	Commissions Paid	Commissions
Calamos Nasdaq-100® Structured Alt Protection ETF® – March(1)	$-	$1,125	0.0%
Calamos Nasdaq-100® Structured Alt Protection ETF® – June(2)	$-	$5,648	0.0%
Calamos Nasdaq-100® Structured Alt Protection ETF® – September(3)	$-	$4,001	0.0%
Calamos Nasdaq-100® Structured Alt Protection ETF® – December(4)	$-	$2,835	0.0%

(1) Since commencement of operations on March 3, 2025

(2) Since commencement of operations on June 3, 2024

(3) Since commencement of operations on September 3, 2024

(4) Since commencement of operations on December 2, 2024

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ADDITIONAL INFORMATION CONCERNING THE FUND SHARES

Organization and Description of Shares of Beneficial Interest

The Trust is a Delaware statutory trust and registered open-end investment company. The Trust was organized on June 17, 2013, and has authorized capital of unlimited Fund Shares of beneficial interest of no-par value that may be issued in more than one class or series. Currently, the Trust consists of forty-two actively managed series. The Board of Trustees may designate additional series.

Under Delaware law, the Trust is not required to hold an annual shareholders’ meeting if the 1940 Act does not require such a meeting. Shareholders holding two-thirds of Fund Shares outstanding of the relevant Fund may remove Trustees from office by votes cast at a meeting of Trust shareholders or by written consent.

All Fund Shares are freely transferable. Fund Shares will not have preemptive rights or cumulative voting rights, and none of the Fund Shares will have any preference to conversion, exchange, dividends, retirements, liquidation, redemption, or any other feature. Fund Shares have equal voting rights. The Trust Instrument confers upon the Board the power, by resolution, to alter the number of Fund Shares constituting a Creation Unit or to specify that Fund Shares of a Fund may be individually redeemable. The Trust reserves the right to adjust the stock prices of Fund Shares to maintain convenient trading ranges for investors. Any such adjustments would be accomplished through stock splits or reverse stock splits that would have no effect on the NAV of a Fund.

The Trust Instrument of the Trust disclaims liability of the shareholders or the officers of the Trust for acts or obligations of the Trust that are binding only on the assets and property of the Trust. The Trust Instrument provides for indemnification out of a Fund’s property for all loss and expense of a Fund’s shareholders being held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The risk of a Trust shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund itself would not be able to meet the Trust’s obligations and this risk should be considered remote.

If a Fund does not grow to a size to permit it to be economically viable, a Fund may cease operations. In such an event, shareholders may be required to liquidate or transfer their Fund Shares at an inopportune time and shareholders may lose money on their investment.

Book Entry Only System

The following information supplements, and should be read in conjunction with, the section in the Prospectus entitled “Fund Facts — Book Entry.”

The Depository Trust Company (“DTC”) acts as Securities Depository for Fund Shares. Fund Shares of a Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by NYSE and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of Fund Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Fund Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant written confirmation relating to their purchase and sale of Fund Shares.

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Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Fund Shares of a Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Fund Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Fund distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Fund Shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Fund Shares of a Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Fund Shares held through such DTC Participants will be governed by standing instructions and customary practices, and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Fund Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to Fund Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

The Trust is required to disclose on a quarterly basis the complete schedule of a Fund’s portfolio holdings with the SEC on Form N-PORT. Form N-PORT for the Trust is available on the SEC’s website at https://www.sec.gov. A Fund’s Form N-PORT may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust’s Forms N-PORT are available without charge, upon request, by calling (866) 363-9219 or by writing to Calamos ETF Trust, 2020 Calamos Court, Naperville, IL 60563.

CREATION AND REDEMPTION OF CREATION UNITS

General

A Fund will issue and sell Fund Shares only in Creation Units on a continuous basis, without an initial sales load, at their NAV next determined after receipt, on any Business Day (as defined herein), of an order in proper form. An Authorized Participant (defined below) that is not “qualified institutional buyer,” as such term is defined under Rule 144A of the Securities Act, will not be able to receive, as part of a redemption, restricted securities eligible for resale under Rule 144A.

A “Business Day” with respect to a Fund is any day on which the NYSE is open for business. As of the date of this SAI, the NYSE observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day (Washington’s Birthday), Good Friday, Memorial Day (observed), Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Distribution of Fund Shares

In connection with its launch, a Fund was seeded through the sale of one or more Creation Units to one or more initial investors. Initial investors participating in the seeding may be Authorized Participants or a lead market maker, other third party investor or an affiliate of a Fund or the Adviser purchasing from an Authorized Participant. Each such initial investor may sell some or all of the Fund Shares underlying the Creation Unit(s) held by them pursuant to the registration statement for a Fund (each, a “Selling Shareholder”), which Fund Shares have been registered to permit the resale from time to time after purchase. No Fund will receive any of the proceeds from the resale by the Selling Shareholders of these Fund Shares. Selling Shareholders may sell Fund Shares owned by them directly or through broker-dealers, in accordance with applicable law, on any national securities exchange on which the Fund Shares may be listed or quoted at the time of sale, through trading systems, in the over-the-counter market or in transactions other than on these exchanges or systems at fixed prices, at prevailing market prices at the time of the sale, at varying prices determined at the time of sale, or at negotiated prices. These sales may be effected through brokerage transactions, privately negotiated trades, block sales, entry into options or other derivatives transactions or through any other means authorized by applicable law. Selling Shareholders may redeem the Fund Shares held in Creation Unit size by them through an Authorized Participant. Any Selling Shareholder and any broker-dealer or agents participating in the distribution of Fund Shares may be deemed to be “underwriters” within the meaning of Section 2(a)(11) of the Securities Act, in connection with such sales. Any Selling Shareholder and any other person participating in such distribution will be subject to any applicable provisions of the Exchange Act and the rules and regulations thereunder.

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Fund Deposit

The consideration for purchase of a Creation Unit of a Fund generally consists of the in-kind deposit of a designated portfolio of securities (the “Deposit Securities”) per each Creation Unit, and the Cash Component (defined below), computed as described below. The Trust reserves the right to permit or require the substitution of Deposit Cash to be added to the Cash Component to replace any Deposit Security. When accepting purchases of Creation Units for all or a portion of Deposit Cash, a Fund may incur additional costs associated with the acquisition of Deposit Securities that would otherwise be provided by an in-kind purchaser. Certain fees/costs associated with creation transactions may be waived in certain circumstances.

Together, the Deposit Securities or Deposit Cash, as applicable, and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of a Fund. The “Cash Component” is an amount equal to the difference between the NAV of Fund Shares (per Creation Unit) and the value of the Deposit Securities or Deposit Cash, as applicable. If the Cash Component is a positive number (i.e., the NAV per Creation Unit exceeds the value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such positive amount. If the Cash Component is a negative number (i.e., the NAV per Creation Unit is less than the value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such negative amount and the creator will be entitled to receive cash in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the value of the Deposit Securities or Deposit Cash, as applicable. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, if applicable, which shall be the sole responsibility of the Authorized Participant.

A Fund, through NSCC, make available on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time), the list of the names and the required number of Fund Shares of each Deposit Security or the required amount of Deposit Cash, as applicable, to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for a Fund. Such Fund Deposit is subject to any applicable adjustments as described below, to effect purchases of Creation Units of a Fund until such time as the next-announced composition of the Deposit Securities or the required amount of Deposit Cash, as applicable, is made available.

The identity and number of Fund Shares of the Deposit Securities or the amount of Deposit Cash, as applicable, required for a Fund Deposit for a Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by the Adviser with a view to the investment objective of a Fund.

The Trust reserves the right to permit or require the substitution of Deposit Cash to replace any Deposit Security, which shall be added to the Cash Component, including, without limitation, in situations where the Deposit Security: (i) may not be available in sufficient quantity for delivery; (ii) may not be eligible for transfer through the systems of DTC for corporate securities and municipal securities; (iii) may not be eligible for trading by an Authorized Participant or the investor for which it is acting; (iv) would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws; or (v) in certain other situations (collectively, “custom orders”). The adjustments described above will reflect changes known to the Adviser on the date of announcement to be in effect by the time of delivery of a Fund Deposit from certain corporate actions.

Procedures for Purchase of Creation Units

To be eligible to place orders with the Transfer Agent to purchase a Creation Unit of a Fund, an entity must be (i) a “Participating Party” (i.e., a broker- dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”)), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see “Book Entry Only System”). In addition, each Participating Party or DTC Participant (each, an “Authorized Participant”) must execute a Participant Agreement that has been agreed to by the Distributor, and that has been accepted by the Transfer Agent, with respect to purchases and redemptions of Creation Units. Each Authorized Participant will agree, pursuant to the terms of a Participant Agreement, on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that it will pay to the Trust, an amount of cash sufficient to pay the Cash Component together with the creation transaction fee (described below), if applicable, and any other applicable fees and taxes.

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All orders to purchase Fund Shares directly from a Fund must be placed for one or more Creation Units and in the manner and by the time set forth in the Participant Agreement and/or applicable order form. The order cut-off time for a Fund for orders to purchase Creation Units is expected to be 2:00 p.m. Eastern Time which time may be modified by a Fund from time-to-time by amendment to the Participant Agreement and/or applicable order form. In the case of custom orders, the order must be received by the Transfer Agent no later than 2:30 p.m. Eastern Time or such earlier time as may be designated by a Fund and disclosed to Authorized Participants. The date on which an order to purchase Creation Units (or an order to redeem Creation Units, as set forth below) is received and accepted is referred to as the “Order Placement Date.”

An Authorized Participant may require an investor to make certain representations or enter into agreements with respect to the order (e.g., to provide for payments of cash, when required). Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to purchase Fund Shares directly from a Fund in Creation Units have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.

On days when the Exchange closes earlier than normal, a Fund may require orders to create Creation Units to be placed earlier in the day. In addition, if a market or markets on which a Fund’ investments are primarily traded is closed, a Fund will also generally not accept orders on such day(s). Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Transfer Agent pursuant to procedures set forth in the Participant Agreement and in accordance with the applicable order form. On behalf of a Fund, the Transfer Agent will notify the Custodian of such order. The Custodian will then provide such information to the appropriate local sub-custodian(s). Those placing orders through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Transfer Agent by the cut-off time on such Business Day. Economic or market disruptions or changes, or telephone or other communication failures may impede the ability to reach the Transfer Agent or an Authorized Participant.

Fund Deposits must be delivered by an Authorized Participant through the Federal Reserve System (for cash) or through DTC (for corporate securities), through a sub-custody agent (for foreign securities) and/or through such other arrangements allowed by the Trust or its agents. With respect to foreign Deposit Securities, the Custodian shall cause the sub-custodian of a Fund to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, such Deposit Securities (or Deposit Cash for all or a part of such securities, as permitted or required), with any appropriate adjustments as advised by the Trust. Foreign Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian. A Fund Deposit transfer must be ordered by the Authorized Participant in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities or Deposit Cash, as applicable, to the account of the applicable Fund or its agents by no later than 12:00 p.m. Eastern Time (or such other time as specified by the Trust) on the Settlement Date. If a Fund or its agents do not receive all of the Deposit Securities, or the required Deposit Cash in lieu thereof, by such time, then the order may be deemed rejected and the Authorized Participant shall be liable to a Fund for losses, if any, resulting therefrom. The “Settlement Date” for a Fund is generally the second Business Day after the Order Placement Date. All questions as to the number of Deposit Securities or Deposit Cash to be delivered, as applicable, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities or cash, as applicable, will be determined by the Trust, whose determination shall be final and binding. The amount of cash represented by the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than the Settlement Date. If the Cash Component and the Deposit Securities or Deposit Cash, as applicable, are not received by the Custodian in a timely manner by the Settlement Date, the creation order may be cancelled. Upon written notice to the Transfer Agent, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of the applicable Fund.

The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to the applicable cut-off time and the federal funds in the appropriate amount are deposited by 2:00 p.m. or 3:00 p.m., Eastern Time (as set forth on the applicable order form), with the Custodian on the Settlement Date. If the order is not placed in proper form as required, or federal funds in the appropriate amount are not received by 2:00 p.m. or 3:00 p.m., Eastern Time (as set forth on the applicable order form) on the Settlement Date, then the order may be deemed to be rejected and the Authorized Participant shall be liable to a Fund for losses, if any, resulting therefrom. A creation request is considered to be in “proper form” if all procedures set forth in the Participant Agreement, order form and this SAI are properly followed.

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Issuance of a Creation Unit

Except as provided in this SAI, Creation Units will not be issued until the transfer of good title to the Trust of the Deposit Securities or payment of Deposit Cash, as applicable, and the payment of the Cash Component have been completed. When the sub-custodian has confirmed to the Custodian that the required Deposit Securities (or the cash value thereof) have been delivered to the account of the relevant sub-custodian or sub-custodians, the Transfer Agent and the Adviser shall be notified of such delivery, and the Trust will issue and cause the delivery of the Creation Units. The delivery of Creation Units so created generally will occur no later than the second Business Day following the day on which the purchase order is deemed received by the Transfer Agent. The Authorized Participant shall be liable to the applicable Fund for losses, if any, resulting from unsettled orders.

Creation Units may be purchased in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of Fund Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) an additional amount of cash equal to up to 115% of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”), which shall be maintained in a separate non-interest bearing collateral account. The Authorized Participant must deposit with the Custodian the Additional Cash Deposit, as applicable, by 12:00 p.m. Eastern Time (or such other time as specified by the Trust) on the Settlement Date. If a Fund or its agents do not receive the Additional Cash Deposit in the appropriate amount, by such time, then the order may be deemed rejected and the Authorized Participant shall be liable to a Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to the applicable percentage, as set forth in the Participant Agreement, of the daily market value of the missing Deposit Securities. The Participant Agreement will permit the Trust to buy the missing Deposit Securities at any time. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the value of such Deposit Securities on the day the purchase order was deemed received by the Transfer Agent plus the brokerage and related transaction costs associated with such purchases.

The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as described below under “Creation Transaction Fee,” may be charged. The delivery of Creation Units so created generally will occur no later than the Settlement Date.

Acceptance of Orders of Creation Units

The Trust reserves the right to reject an order for Creation Units transmitted to it by the Transfer Agent with respect to a Fund including, without limitation, if (a) the order is not in proper form; (b) the Deposit Securities or Deposit Cash, as applicable, delivered by the Participant are not as disseminated through the facilities of the NSCC for that date by the Custodian; (c) the investor(s), upon obtaining Fund Shares ordered, would own 80% or more of the currently outstanding Fund Shares; (d) the acceptance of a Fund Deposit would, in the opinion of counsel, be unlawful; (e) the acceptance or receipt of the order for a Creation Unit would, in the opinion of counsel to the Trust, be unlawful; or (f) in the event that circumstances outside the control of the Trust, the Custodian, the Transfer Agent and/or the Adviser make it for all practical purposes not feasible to process orders for Creation Units.

Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Distributor, the Custodian, a sub-custodian, the Transfer Agent, DTC, NSCC, Federal Reserve System, or any other participant in the creation process, and other extraordinary events. The Transfer Agent shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Trust, the Transfer Agent, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall either of them incur any liability for the failure to give any such notification. The Trust, the Transfer Agent, the Custodian and the Distributor shall not be liable for the rejection of any purchase order for Creation Units.

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All questions as to the number of Fund Shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Creation Transaction Fee

A fixed purchase (i.e., creation) transaction fee, payable to a Fund’s custodian, may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units (“Creation Order Costs”). The standard fixed creation transaction fee for a Fund is $250 for in-kind Creation Units or $100 for cash Creation Units, or such other amount as agreed to in writing between the parties, regardless of the number of Creation Units created in the transaction. A Fund may waive or adjust the standard fixed creation transaction fee from time to time. The fixed creation fee may be waived on certain orders if a Fund’s custodian has determined to waive some or all of the Creation Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.

In addition, a variable fee, payable to a Fund, of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with buying the securities with cash. A Fund may determine to prepary certain commissions or to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders, e.g., for creation orders that facilitate the rebalance of a Fund’s portfolio in a more tax efficient manner than could be achieved without such order. Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring a Fund Securities from the Trust to their account or on their order.

Risks of Purchasing Creation Units

There are certain legal risks unique to investors purchasing Creation Units directly from a Fund. Because Fund Shares may be issued on an ongoing basis, a “distribution” of Fund Shares could be occurring at any time. Certain activities that a shareholder performs as a dealer could, depending on the circumstances, result in the shareholder being deemed a participant in the distribution in a manner that could render the shareholder a statutory underwriter and subject to the prospectus delivery and liability provisions of the Securities Act. For example, a shareholder could be deemed a statutory underwriter if it purchases Creation Units from a Fund, breaks them down into the constituent Fund Shares, and sells those Fund Shares directly to customers, or if a shareholder chooses to couple the creation of a supply of new Fund Shares with an active selling effort involving solicitation of secondary-market demand for Fund Shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter.

Dealers who are not “underwriters” but are participating in a distribution (as opposed to engaging in ordinary secondary-market transactions), and thus dealing with Fund Shares as part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act.

Redemptions

Fund Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by a Fund through the Transfer Agent and only on a Business Day. Except upon liquidation of a Fund, the Trust will not redeem Fund Shares in amounts less than Creation Units. Investors must accumulate enough Fund Shares in the secondary market to constitute a Creation Unit to have such Fund Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Fund Shares to constitute a redeemable Creation Unit. Certain fees/costs associated with redemption transactions may be waived in certain circumstances.

With respect to a Fund, the Custodian, through the NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time) on each Business Day, the list of the names and Share quantities of a Fund’s portfolio securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Fund Securities”). Fund Securities received on redemption may not be identical to Deposit Securities.

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Redemption proceeds for a Creation Unit are paid either in-kind or in cash, or combination thereof, as determined by the Trust. With respect to in-kind redemptions of a Fund, redemption proceeds for a Creation Unit will consist of Fund Securities — as announced by the Custodian on the Business Day of the request for redemption received in proper form plus cash in an amount equal to the difference between the NAV of Fund Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of a Fund Securities (the “Cash Redemption Amount”), less a fixed redemption transaction fee, as applicable, as set forth below. In the event that a Fund Securities have a value greater than the NAV of Fund Shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder. Notwithstanding the foregoing, at the Trust’s discretion, an Authorized Participant may receive the corresponding cash value of the securities in lieu of the in-kind securities value representing one or more Fund Securities.

Redemption Transaction Fee

A fixed redemption transaction fee, payable to a Fund’s custodian, may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units (“Redemption Order Costs”). The standard fixed redemption transaction fee for a Fund is $250 for in-kind Creation Units or $100 for cash Creation Units, or such other amount as agreed to in writing between the parties, regardless of the number of Creation Units redeemed in the transaction. A Fund may waive or adjust the redemption transaction fee from time to time. The fixed redemption fee may be waived on certain orders if a Fund’s custodian has determined to waive some or all of the Redemption Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.

In addition, a variable fee, payable to a Fund, of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for cash redemptions, non-standard orders, or partial cash redemptions (when cash redemptions are available) of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with selling portfolio securities to satisfy a cash redemption. A Fund may determine to prepay certain commissions or to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders, e.g., for redemption orders that facilitate the rebalance of a Fund’s portfolio in a more tax efficient manner than could be achieved without such order.

Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring a Fund Securities from the Trust to their account or on their order.

Procedures for Redemption of Creation Units

Orders to redeem Creation Units must be submitted in proper form to the Transfer Agent prior to 4:00 p.m. Eastern Time. A redemption request is considered to be in “proper form” if (i) an Authorized Participant has transferred or caused to be transferred to the Trust’s Transfer Agent the Creation Unit(s) being redeemed through the book-entry system of DTC so as to be effective by the time as set forth in the Participant Agreement and (ii) a request in form satisfactory to the Trust is received by the Transfer Agent from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified in the Participant Agreement. If the Transfer Agent does not receive the investor’s Fund Shares through DTC’s facilities by the times and pursuant to the other terms and conditions set forth in the Participant Agreement, the redemption request shall be rejected.

The Authorized Participant must transmit the request for redemption, in the form required by the Trust, to the Transfer Agent in accordance with procedures set forth in the Authorized Participant Agreement. Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor’s broker through an Authorized Participant who has executed an Authorized Participant Agreement. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the Fund Shares to the Trust’s Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.

Additional Redemption Procedures

In connection with taking delivery of Fund Shares of Fund Securities upon redemption of Creation Units, a redeeming shareholder or Authorized Participant acting on behalf of such shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of a Fund Securities are customarily traded, to which account such Fund Securities will be delivered. Deliveries of redemption proceeds generally will be made within two business days of the trade date.

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The Trust may in its discretion exercise its option to redeem such Fund Shares in cash, and the redeeming investor will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that a Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Fund Shares based on the NAV of Fund Shares next determined after the redemption request is received in proper form (minus a redemption transaction fee, if applicable, and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of a Fund Securities but does not differ in NAV.

Redemptions of Fund Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and a Fund (whether or not it otherwise permits cash redemptions) reserve the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering a Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in a Fund Securities applicable to the redemption of Creation Units may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming investor of Fund Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment. Further, an Authorized Participant that is not a “qualified institutional buyer,” (“QIB”) as such term is defined under Rule 144A of the Securities Act, will not be able to receive Fund Securities that are restricted securities eligible for resale under Rule 144A. An Authorized Participant may be required by the Trust to provide a written confirmation with respect to QIB status to receive Fund Securities.

The right of redemption may be suspended or the date of payment postponed with respect to a Fund (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of Fund Shares or determination of the NAV of Fund Shares is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within normal settlement period.

The securities delivery cycles currently practicable for transferring portfolio securities to redeeming investors, coupled with foreign market holiday schedules, will require, in certain circumstances, a delivery process longer than seven calendar days for a Fund. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed below for a Fund. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices, could affect the information set forth herein at some time in the future.

Custom Baskets

Creation and Redemption baskets may differ and a Fund may accept “custom baskets.” A custom basket may include any of the following: (i) a basket that is composed of a non-representative selection of a Fund’s portfolio holdings; (ii) a representative basket that is different from the initial basket used in transactions on the same business day; or (iii) a basket that contains bespoke cash substitutions for a single Authorized Participant on a single day. Each Fund has adopted policies and procedures that govern the construction and acceptance of baskets, including heightened requirements for certain types of custom baskets. Such policies and procedures provide the parameters for the construction and acceptance of custom baskets that are in the best interests of a Fund and their shareholders, establish processes for revisions to, or deviations from, such parameters, and specify the titles and roles of the employees of the Adviser who are required to review each custom basket for compliance with those parameters. In addition, when constructing custom baskets for redemptions, the tax efficiency of a Fund may be taken into account. The policies and procedures distinguish among different types of custom baskets that may be used and impose different requirements for different types of custom baskets in order to seek to mitigate against potential risks of conflicts and/or overreaching by an Authorized Participant. The Adviser has established a governance process to oversee basket compliance for a Fund, as set forth in a Fund’s policies and procedures.

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DETERMINATION OF NET ASSET VALUE

The NAV of Fund Shares is determined at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on each day the NYSE is open. NAV is computed by determining the aggregate market value of all assets of the applicable Fund, less its liabilities, divided by the total number of Fund Shares outstanding ((assets-liabilities)/number of Fund Shares = NAV). The NYSE is closed on weekends and New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV takes into account the expenses and fees of a Fund, including management, administration, and distribution fees, which are accrued daily. The determination of NAV for a Fund for a particular day is applicable to all applications for the purchase of Fund Shares, as well as all requests for the redemption of Fund Shares, received by a Fund (or an authorized broker or agent, or its authorized designee) before the close of trading on the NYSE on that day.

Generally, securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Futures, swaps and options contracts listed for trading on a futures or options exchange or board of trade for which market quotations are generally available are valued at the last quoted sale price, or, in the absence of a sale, at the mean of the last bid and ask price. Total return swaps on exchange-listed securities are valued at the last quoted sale price, or, in the absence of a sale, at the mean of the last bid and ask price.

If market quotations are not readily available, securities or other assets will be valued at their fair market value as determined in good faith by the Adviser in accordance with procedures approved by the Board and evaluated by the Board as to the reliability of the fair value method used. In these cases, a Fund’s NAV will reflect certain portfolio securities’ fair value rather than their market price. Fair value pricing involves subjective judgments, and it is possible that the fair value determined for a security or other asset may be materially different than the value that could be realized upon the sale of that security or other asset. The fair value prices can differ from market prices when they become available or when a price becomes available. The Board has delegated execution of these procedures to Calamos Advisors as “valuation designee” for a Fund. Calamos Advisors may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. Calamos Advisors reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

A Fund may use independent pricing services to assist in calculating the value of a Fund’s securities or other assets. In addition, market prices for foreign securities are not determined at the same time of day as the NAV for a Fund. Because a Fund may invest in securities primarily listed on foreign exchanges, and these exchanges may trade on weekends or other days when a Fund does not price its Fund Shares, the value of some of a Fund’s portfolio securities may change on days when you may not be able to buy or sell Fund Shares.

In computing the NAV, a Fund value foreign securities held by a Fund at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of a security in a Fund’s portfolio, particularly foreign securities, occur after the close of trading on a foreign market but before a Fund prices its shares, the security will be valued at fair value. For example, if trading in a portfolio security is halted and does not resume before a Fund calculates its NAV, the Adviser may need to price the security using a Fund’ fair value pricing guidelines. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of a Fund’ portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of a Fund’ NAVs by short term traders. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other funds to determine NAV, or from the price that may be realized upon the actual sale of the security.

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With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies registered under the 1940 Act, a Fund’s NAV is calculated based upon the NAVs of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

DIVIDENDS AND DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES.”

General Policies

Each Fund expects to declare and distribute all of its net investment income and capital gains, if any, to shareholders as dividends at least annually. A Fund may distribute such investment income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

Dividend Distributions

Dividends and other distributions on Fund Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Fund Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Trust.

Dividend Reinvestment Service

The Trust will not make the DTC book-entry dividend reinvestment service available for use by Beneficial Owners for reinvestment of their cash proceeds, but certain individual broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of a Fund through DTC Participants for reinvestment of their dividend distributions. Investors should contact their brokers to ascertain the availability and description of these services. Beneficial Owners should be aware that each broker may require investors to adhere to specific procedures and timetables in order to participate in the dividend reinvestment service and investors should ascertain from their brokers such necessary details. If this service is available and used, dividend distributions of both investment income and realized gains will be automatically reinvested in additional whole Fund Shares issued by the Trust of the same Fund at NAV per Share. Distributions reinvested in additional Fund Shares of a Fund will nevertheless be taxable to Beneficial Owners acquiring such additional Fund Shares to the same extent as if such distributions had been received in cash.

TAXATION

This section summarizes some of the main U.S. federal income tax consequences of owning shares of a Fund. This section is current as of the date of this SAI. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or foreign tax consequences.

This federal income tax summary is based in part on the advice of counsel to a Fund. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, our counsel was not asked to review, and has not reached a conclusion with respect to the federal income tax treatment of the assets to be deposited in a Fund. This may not be sufficient for prospective investors to use for the purpose of avoiding penalties under federal tax law.

As with any investment, prospective investors should seek advice based on their individual circumstances from their own tax advisor.

Each Fund has elected to be treated and intends to qualify annually as a regulated investment company under the Code.

To qualify for the favorable U.S. federal income tax treatment generally accorded to regulated investment companies, a Fund must, among other things, (i) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, or net income derived from interests in certain publicly traded partnerships; (ii) diversify its holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of a Fund’s assets is represented by cash and cash items (including receivables), U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer generally limited for the purposes of this calculation to an amount not greater than 5% of the value of a Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or the securities of other regulated investment companies) of any one issuer, or two or more issuers which a Fund controls and which are engaged in the same, similar or related trades or businesses, or the securities of one or more of certain publicly traded partnerships; and (iii) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and at least 90% of its net tax-exempt interest income each taxable year. There are certain exceptions for failure to qualify if the failure is for reasonable cause or is de minimis, and certain corrective action is taken and certain tax payments are made by a Fund.

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For purposes of the diversification tests, the identification of the issuer (or, in some cases, issuers) of a particular investment can depend on the terms and conditions of such investment. Because there is no published Internal Revenue Service guidance or case law on how to determine the “issuer” of various derivatives that the Funds may enter into, there is a risk that the Fund will not meet the Code’s diversification requirements and will not qualify, or will be disqualified, as a regulated investment company. See discussion under heading “Tax Risk.”

As a regulated investment company, a Fund generally will not be subject to U.S. federal income tax on its investment company taxable income (as that term is defined in the Code, but without regard to the deduction for dividends paid) and net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, that it distributes to shareholders. A Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gain. If a Fund retains any net capital gain or investment company taxable income, it will generally be subject to federal income tax at regular corporate rates on the amount retained. However, if a Fund retains any net capital gain, the Fund may report the retained amount as undistributed capital gains to shareholders who, if subject to U.S. federal income tax on long-term capital gains, (i) will be required to include in income as long-term capital gain their proportionate share of such undistributed amount, and (ii) will be entitled to credit their proportionate share of the federal income tax paid by the Fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. If a Fund makes this designation, the tax basis of shares owned by a shareholder of the Fund will, for U.S. federal income tax purposes, generally be increased by the difference between the amount of undistributed net capital gain included in the shareholder’s gross income and the federal income tax deemed paid by the shareholder.

In addition, amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax unless, generally, a Fund distributes during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98.2% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the one-year period ending October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that were not distributed during those years. In order to prevent application of the excise tax, each Fund intends to make its distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Fund in October, November or December with a record date in such a month and paid by a Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

Subject to certain reasonable cause and de minimis exceptions, if a Fund fails to qualify as a regulated investment company or failed to satisfy the 90% distribution requirement in any taxable year, a Fund would be taxed as an ordinary corporation on its taxable income (even if such income were distributed to its shareholders) and all distributions out of earnings and profits would be taxed to shareholders as ordinary income.

Distributions

Dividends paid out of a Fund’s investment company taxable income are generally taxable to a shareholder as ordinary income to the extent of a Fund’s earnings and profits, whether paid in cash or reinvested in additional shares. However, certain ordinary income distributions paid by a Fund may be taxed at long-term capital gains tax rates. In particular, dividends received by an individual shareholder from a regulated investment company such as a Fund may be treated as “qualified dividend income” that is eligible to be taxed at the same rates that apply to net capital gain, provided that certain holding period requirements are satisfied by both the Fund and shareholder and provided the dividends are attributable to qualifying dividends received by the Fund itself.

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A Fund will provide notice to its shareholders of the amount of any distributions that may be taken into account as a dividend which is eligible for the long-term capital gains tax rates. A Fund cannot make any guarantees as to the amount of any distribution which will be regarded as a qualified dividend income.

Income from a Fund may also be subject to a 3.8% “Medicare tax.” This tax generally applies to net investment income if the taxpayer’s adjusted gross income exceeds certain threshold amounts, which are $250,000 in the case of married couples filing joint returns and $200,000 in the case of single individuals.

A portion of dividends from the Funds also may be eligible for the dividends-received deduction allowed to corporations, provided certain holding period and other requirements are satisfied. The eligible portion is not permitted to exceed the aggregate dividends a Fund receives from U.S. corporations. Funds with higher concentrations of securities other than stock of U.S. corporations are generally not expected to designate a significant portion of their distributions as qualifying for the dividends-received deduction.

Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, properly reported as capital gain dividends are taxable to a shareholder as long-term capital gains, regardless of how long the shareholder has held Fund Shares. The Internal Revenue Service and the Department of the Treasury have issued regulations that impose special rules in respect of capital gain dividends received through partnership interests constituting “applicable partnership interests” under Section 1061 of the Code. Shareholders receiving distributions in the form of additional Fund Shares, rather than cash, generally will have a tax basis in each such Fund Share equal to the value of a share of a Fund on the reinvestment date. A distribution of an amount in excess of a Fund’s current and accumulated earnings and profits will be treated by a shareholder as a return of capital which is applied against and reduces the shareholder’s basis in his or her Fund Shares. To the extent that the amount of any such distribution exceeds the shareholder’s basis in his or her Fund Shares, the excess will be treated by the shareholder as gain from a sale or exchange of a Fund Shares.

Shareholders will be notified annually as to the U.S. federal income tax status of distributions, and shareholders receiving distributions in the form of additional Fund Shares will receive a report as to the value of those Fund Shares.

Sale or Exchange of Fund Shares

Upon the sale or other disposition of Fund Shares which a shareholder holds as a capital asset, such a shareholder may realize a capital gain or loss, which will be long-term or short-term, depending upon the shareholder’s holding period for a Fund Shares. Generally, a shareholder’s gain or loss will be a long-term gain or loss if the Fund Shares have been held for more than one year.

Any loss realized on a sale or exchange will be disallowed to the extent that Fund Shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after disposition of Fund Shares or to the extent that the shareholder, during such period, acquires or enters into an option or contract to acquire substantially identical stock or securities. In such a case, the basis of the Fund Shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund Shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of long-term capital gain received by the shareholder with respect to such Fund Shares.

Taxes on Purchase and Redemption of Creation Units

If a shareholder exchanges securities for Creation Units the shareholder will generally recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time plus (or minus) any Cash Component received (or paid) and the shareholder’s aggregate basis in the securities surrendered. If a shareholder exchanges Creation Units for securities, then the shareholder will generally recognize a gain or loss equal to the difference between the aggregate market value of the securities received, plus (or minus) any Cash Redemption Amount received (or paid), and such shareholder’s basis in the Creation Units. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units or Creation Units for securities cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. In addition, when a regulated investment company redeems a shareholder in kind, the regulated investment company generally is not required to recognize taxable gains in respect of the portfolio securities it distributes to the redeeming shareholder. However, a Fund may be required to recognize taxable gain on the distribution of certain securities, and the Internal Revenue Service may assert that a Fund must recognize taxable gain in respect of certain other securities that the Fund distributes to a shareholder in exchange for Creation Units, which may increase the amount of taxable gains that the Fund would otherwise be required to distribute in order to maintain its qualification as a regulated investment company and avoid a Fund-level tax.

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Authorized Participants that are dealers may be subject to special tax rules and should consult their own tax advisors regarding the tax consequences of purchasing and redeeming Creation Units in their capacity as dealers.

Treatment of FLEX Options

The FLEX Options included in each Fund’s portfolio are exchange-traded options. Under Section 1256 of the Code, certain types of exchange-traded options are treated as if they were sold (i.e., “marked to market”) at the end of each year. Each Fund does not believe that some of the positions in FLEX Options held by the Fund will be subject to Section 1256, which means that the positions will not be marked to market, but the positions will be subject to the straddle rules. See discussion under heading “Options, Futures and Forward Contracts, and Swap Agreements or Derivatives.”

Options, Futures and Forward Contracts, and Swap Agreements or Derivatives

In general, option premiums received by a Fund are not immediately included in the income of the Fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option (e.g., through a closing transaction). If a call option written by a Fund is exercised and the Fund sells or delivers the underlying stock, the Fund generally will recognize capital gain or loss equal to (a) the sum of the strike price and the option premium received by the Fund minus (b) the Fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund generally will subtract the premium received for purposes of computing its cost basis in the securities purchased. Gain or loss arising in respect of a termination of a Fund’s obligation under an option other than through the exercise of the option will be short-term gain or loss depending on whether the premium income received by the Fund is greater or less than the amount paid by the Fund (if any) in terminating the transaction. Thus, for example, if an option written by a Fund expires unexercised, the Fund generally will recognize short-term gain equal to the premium received.

The tax treatment of certain positions entered into by a Fund (including options, futures contracts, forward contracts, foreign currency positions and swap agreements) may be governed by Section 1256 of the Code (“Section 1256 contracts”). Any gains or losses on Section 1256 contracts are generally considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, Section 1256 contracts held by the Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable. Each Fund does not believe that some of its positions in FLEX Options held by each Fund will be subject to Section 1256.

The Fund’s options activities, including FLEX Options, may include transactions constituting straddles for U.S. federal income tax purposes, that is, that trigger the straddle rules contained primarily in Section 1092 of the Code. In some cases, the straddle rules also could apply in connection with swap agreements. Very generally, where applicable, Section 1092 requires (i) that losses be deferred on positions deemed to be offsetting positions with respect to “substantially similar or related property,” to the extent of unrealized gain in the latter, and (ii) that the holding period of such a straddle position that has not already been held for the long-term holding period be terminated and begin anew once the position is no longer part of a straddle. Options on single stocks that are not “deep in the money” may constitute qualified covered calls, which generally are not subject to the straddle rules; the holding period on stock underlying qualified covered calls that are “in the money” although not “deep in the money” will be suspended during the period that such calls are outstanding. The straddle rules and the rules governing qualified covered calls may affect the character of gains (or losses) realized by the Fund by causing gains that would otherwise constitute long-term capital gains to be treated as short-term capital gains, and distributions that would otherwise constitute “qualified dividend income” or qualify for the dividends-received deduction to fail to satisfy the holding period requirements and therefore to be taxed as ordinary income or to fail to qualify for the dividends-received deduction, as the case may be. In addition, losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to the Fund of transactions in options, futures, forward contracts, and swap agreements are not entirely clear.

The Fund may make one or more of the elections available under the Code which are applicable to straddles. If the Fund makes any of the elections, the amount, character and timing of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections operate to accelerate the recognition of gains or losses from the affected straddle positions. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not engage in such hedging transactions.

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In addition, the Fund’s transactions in other derivative instruments (e.g., forward contracts and swap agreements), as well as any of its hedging, short sale, securities loan or similar transactions, may be subject to one or more special tax rules (e.g., notional principal contract, straddle, constructive sale, wash sale and short sale rules), which could affect the amount, timing and/or character of distributions to shareholders. The qualifying income and diversification requirements applicable to the Fund’s assets may limit the extent to which the Fund will be able to engage in transactions in options, futures contracts, forward contracts, swap agreements, and other derivative instruments.

Rules governing the tax aspects of swap agreements and other derivative instruments are in a developing stage and are not entirely clear in certain respects. Accordingly, while the Funds intend to account for such transactions in a manner it deems to be appropriate, the IRS might not accept such treatment. If it did not, the status of a Fund as a regulated investment company might be affected. Calamos Advisors intends to monitor developments in this area.

An adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a Fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a Fund-level tax.

Investments in Other Investment Companies

Each Fund’s investments in shares of other investment companies that qualify as regulated investment companies (each, an “underlying RIC”) can cause the Fund to be required to distribute greater amounts of net investment income or net capital gain than the Fund would have distributed had it invested directly in the securities held by the underlying RIC, rather than in shares of the underlying RIC. Further, the amount or timing of distributions from each Fund qualifying for treatment as a particular character (e.g., long-term capital gain, exempt interest, eligibility for dividends-received deduction, etc.) will not necessarily be the same as it would have been had the Fund invested directly in the securities held by the underlying RIC.

If a Fund receives dividends from an underlying RIC and the underlying RIC reports such dividends as qualified dividend income, then the Fund is permitted in turn to report a portion of its distributions as qualified dividend income, provided the Fund meets holding period and other requirements with respect to shares of the underlying RIC.

If a Fund receives dividends from an underlying RIC and the underlying RIC reports such dividends as eligible for the dividends-received deduction, then the Fund is permitted in turn to report its distributions derived from those dividends as eligible for the dividends-received deduction as well, provided the Fund meets holding period and other requirements with respect to shares of the underlying RIC.

Nature of Fund Investments

Certain of a Fund’s investment practices are subject to special and complex U.S. federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions; (ii) convert lower taxed long-term capital gain into higher taxed short-term capital gain or ordinary income; (iii) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited); (iv) cause a Fund to recognize income or gain without a corresponding receipt of cash; (v) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur; and (vi) adversely alter the characterization of certain complex financial transactions.

Non-U.S. Taxes

Income and proceeds received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries, which would reduce the Fund’s return on investments in such countries. Tax treaties between certain countries and the U.S. may reduce or eliminate such taxes. Shareholders generally will not be entitled separately to claim a credit or deduction in respect of non-U.S. taxes paid or treated as paid by a Fund. In addition, a Fund’s investments in foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

Investments in Certain Non-U.S. Corporations

If a Fund holds an equity interest in any “passive foreign investment companies” (“PFICs”), which are generally certain non-U.S. corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties or capital gains) or that hold at least 50% of their assets in investments producing such passive income, a Fund could be subject to U.S. federal income tax and additional interest charges on gains and certain distributions with respect to those equity interests, even if all the income or gain is timely distributed to its shareholders. A Fund will not be able to pass through to its shareholders any credit or deduction for such taxes. A Fund may be able to make an election that could ameliorate these adverse tax consequences. For instance, a Fund may elect to mark the gains (and to a limited extent losses) in such holdings “to the market” as though it had sold (and, solely for purposes of this mark-to-market election, repurchased) its holdings in those PFICs on the last day of the Fund’s taxable year. If a Fund were to make a mark-to-market election, the Fund would recognize as ordinary income any increase in the value of such PFIC shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income. Under this election, a Fund might be required to recognize in a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the distribution requirement and would be taken into account for purposes of the 4% excise tax (described above). Dividends paid by PFICs are not treated as qualified dividend income.

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Backup Withholding

A Fund may be required to withhold U.S. federal income tax from all taxable distributions and sale proceeds payable to shareholders who fail to provide a Fund with their correct taxpayer identification number or fail to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. This withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability.

Non-U.S. Shareholders

U.S. taxation of a shareholder who, as to the United States, is a nonresident alien individual, a non-U.S. trust or estate, a non-U.S. corporation or non-U.S. partnership (“non-U.S. shareholder”) depends on whether the income of a Fund is “effectively connected” with a U.S. trade or business carried on by the shareholder.

In addition to the rules described in this section concerning the potential imposition of withholding on distributions to non-U.S. persons, distributions to non-U.S. persons that are “financial institutions” may be subject to a withholding tax of 30% unless an agreement is in place between the financial institution and the U.S. Treasury to collect and disclose information about accounts, equity investments, or debt interests in the financial institution held by one or more U.S. persons or the institution is resident in a jurisdiction that has entered into such an agreement with the U.S. Treasury. For these purposes, a “financial institution” means any entity that (i) accepts deposits in the ordinary course of a banking or similar business; (ii) holds financial assets for the account of others as a substantial portion of its business; or (iii) is engaged (or holds itself out as being engaged) primarily in the business of investing, reinvesting or trading in securities, partnership interests, commodities or any interest (including a futures contract or option) in such securities, partnership interests or commodities. The Internal Revenue Service and the Department of the Treasury have issued proposed regulations providing that these withholding rules will not be applicable to the gross proceeds of share redemptions or capital gains dividends that a Fund pays.

Distributions to non-financial non-U.S. entities (other than publicly traded non-U.S. entities, entities owned by residents of U.S. possessions, non-U.S. governments, international organizations, or non-U.S. central banks), will also be subject to a withholding tax of 30% if the entity does not certify that the entity does not have any substantial U.S. owners or provide the name, address and TIN of each substantial U.S. owner. The Internal Revenue Service and the Department of Treasury have issued proposed regulations providing that these withholding rules will also not be applicable to the gross proceeds of share redemptions or capital gains dividends that a Fund pays.

Income Not Effectively Connected

If the income from a Fund is not “effectively connected” with a U.S. trade or business carried on by the non-U.S. shareholder, distributions of investment company taxable income will generally be subject to a U.S. tax of 30% (or lower treaty rate), which tax is generally withheld from such distributions.

Distributions of capital gain dividends and any amounts retained by a Fund which are properly reported by a Fund as undistributed capital gains will not be subject to U.S. tax at the rate of 30% (or lower treaty rate) unless the non-U.S. shareholder is a nonresident alien individual and is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements. However, this 30% tax on capital gains of nonresident alien individuals who are physically present in the United States for more than the 182 day period only applies in exceptional cases because any individual present in the United States for more than 182 days during the taxable year is generally treated as a resident for U.S. income tax purposes; in that case, he or she would be subject to U.S. income tax on his or her worldwide income at the graduated rates applicable to U.S. citizens, rather than the 30% U.S. tax. In the case of a non-U.S. shareholder who is a nonresident alien individual, a Fund may be required to withhold U.S. income tax from distributions of net capital gain unless the non-U.S. shareholder certifies his or her non-U.S. status under penalties of perjury or otherwise establishes an exemption. If a non-U.S. shareholder is a nonresident alien individual, any gain such shareholder realizes upon the sale or exchange of such shareholder’s Fund Shares in the United States will ordinarily be exempt from U.S. tax unless the gain is U.S. source income and such shareholder is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements.

50

Distributions from a Fund that are properly reported by a Fund as an interest-related dividend attributable to certain interest income received by a Fund or as a short-term capital gain dividend attributable to certain net short-term capital gain income received by a Fund may not be subject to U.S. federal income taxes, including withholding taxes when received by certain non-U.S. investors, provided that a Fund makes certain elections and certain other conditions are met.

In addition, capital gain distributions attributable to gains from U.S. real property interests (including certain U.S. real property holding corporations) will generally be subject to United States withholding tax and may give rise to an obligation on the part of the non-U.S. shareholder to file a United States tax return.

Income Effectively Connected

If the income from a Fund is “effectively connected” with a U.S. trade or business carried on by a non-U.S. shareholder, then distributions of investment company taxable income and capital gain dividends, any amounts retained by a Fund which are properly reported by a Fund as undistributed capital gains and any gains realized upon the sale or exchange of Fund Shares will be subject to U.S. income tax at the graduated rates applicable to U.S. citizens, residents and domestic corporations. Non-U.S. corporate shareholders may also be subject to the branch profits tax imposed by the Code. The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described herein. Non-U.S. shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in a Fund.

Capital Loss Carryforward

Net capital gains of a Fund that are available for distribution to shareholders will be computed by taking into account any applicable capital loss carryforward.

Other Taxation

Fund shareholders may be subject to state, local and foreign taxes on their Fund distributions. Shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in a Fund.

CUSTODIAN AND TRANSFER AGENT

State Street Bank and Trust Company (“State Street”), One Congress Street, Boston, Massachusetts 02114-2016, is the custodian for the assets of a Fund. The custodian is responsible for holding all cash and securities of a Fund, directly or through a book entry system, delivering and receiving payment for securities sold by a Fund, receiving and paying for securities purchased by a Fund, collecting income from investments of a Fund and performing other duties, all as directed by authorized persons of the Trust. The custodian does not exercise any supervisory functions in such matters as the purchase and sale of securities by a Fund, payment of dividends or payment of expenses of a Fund. State Street receives compensation for these services from the Adviser out of its management fee.

State Street also serves as transfer agent and dividend paying agent for a Fund. State Street receives compensation for these services from the Adviser out of its management fee.

FUND ACCOUNTING AND FINANCIAL ACCOUNTING AGENT

The Funds have an agreement with Ernst & Young LLP (“EY”) located at 155 N. Wacker Drive, Chicago, IL 60606 to provide certain tax services. The tax services include the following: calculating, tracking and reporting tax adjustments on all assets of the Funds, including but not limited to contingent debt and preferred trust obligations; preparing excise tax and fiscal year distribution schedules; preparing tax information required for financial statement footnotes; preparing state and federal income tax returns; preparing specialized calculations of amortization on convertible securities; preparing year-end dividend disclosure information; providing treaty-based foreign withholding tax reclaim services; providing certain global compliance and reporting services; providing a match service and analysis of the “passive foreign investment company” status of foreign corporate entities; and providing services related to corporate actions that may or may not have a tax impact on the Funds’ holdings. EY receives compensation for these services from the Adviser out of its management fee. For the fiscal year ended July 31, 2025, the Adviser paid EY $103,311 for tax services.

51

Under the arrangements with State Street to provide fund accounting services, State Street provides certain administrative and accounting services including providing daily reconciliation of cash, trades and positions; maintaining general ledger and capital stock accounts; preparing daily trial balance; calculating NAV; providing selected general ledger reports; preferred share compliance; calculating total returns; and providing monthly distribution analysis to a Fund. A Fund has also entered into an agreement with State Street pursuant to which State Street provides certain administration treasury services to a Fund. These services include: monitoring the calculation of expense accrual amounts for a Fund and making any necessary modifications; managing a Fund’s expenses and expense payment processing; coordinating any expense reimbursement calculations and payment; calculating net investment income dividends and capital gain distributions; coordinating the audits for a Fund; preparing financial reporting statements for a Fund; preparing certain regulatory filings; and calculating asset coverage tests for certain Calamos Funds. State Street receives compensation for these services from the Adviser out of its management fee. For the fiscal year ended July 31, 2025, the Adviser paid State Street $6,661 for fund accounting services. For the year ended July 31, 2025, the Adviser paid State Street $15,432 for administration services.

MISCELLANEOUS

Counsel. Ropes & Gray LLP, located at 191 North Wacker Drive, 32nd Floor, Chicago, IL 60606, is counsel to the Trust.

Independent Registered Public Accounting Firm. Deloitte & Touche LLP, an independent registered public accounting firm, is the Trust’s independent auditor and is located at 111 South Wacker Drive, Chicago, IL 60606. Deloitte & Touche LLP audits and reports on a Fund’s annual financial statements and performs audit, audit-related and other services when approved by the Trust’s audit committee.

Disclaimer. Nasdaq®, Nasdaq-100®, Nasdaq-100 Index®, and QQQ® are registered trademarks of Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use by Calamos Advisors LLC. The Product(s) have not been passed on by the Corporations as to their legality or suitability. The Product(s) are not issued, endorsed, sold, or promoted by the Corporations. The Corporations make no warranties and bear no liability with respect to the product(s).

FINANCIAL STATEMENTS

The Funds’ financial statements and financial highlights for the fiscal year ended July 31, 2025, as well as the report of the independent registered public accounting firm, are incorporated herein by reference from the Funds’ annual report to shareholders. See the front cover of the Funds’ statement of additional information or the back cover of the Funds’ prospectus for information on how to obtain the Funds’ annual report to shareholders.

52

EXHIBIT A—DESCRIPTION OF RATINGS7

A rating of a rating service represents the service’s opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, Calamos Advisors believes that the quality of debt securities in which a Fund invests should be continuously reviewed. A rating is not a recommendation to purchase, sell or hold a security, because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the ratings services from other sources that they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

The following is a description of the characteristics of ratings used by Moody’s Investors Service (“Moody’s”) and Standard & Poor’s Corporation, a division of The McGraw-Hill Companies (“S&P”).

MOODY’S GLOBAL SHORT-TERM RATING SCALE

P-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP: Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

MOODY’S GLOBAL LONG-TERM RATING SCALE

Aaa—Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa—Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A—Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa—Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba—Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B—Obligations rated B are considered speculative and are subject to high credit risk.

Caa—Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca—Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C—Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.*

S&P SHORT-TERM ISSUE CREDIT RATINGS

A-1: A short-term obligation rated ‘A-1’ is rated in the highest category by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligations is extremely strong.

7  The ratings indicated herein are believed to be the most recent ratings available at the date of this prospectus for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the rating indicated do not necessarily represent ratings which will be given to these securities on the date of a Fund’s fiscal year-end.

*  By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

A-1

A-2: A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.

A-3: A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitments on the obligation.

B: A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitments.

C: A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.

D: A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to ‘D’ if it is subject to a distressed exchange offer.

S&P LONG-TERM ISSUE CREDIT RATINGS*

Issue credit ratings are based, in varying degrees, on S&P Global Ratings’ analysis of the following considerations:

●  The likelihood of payment — the capacity and willingness of the obligor to meet its financial commitments on an obligation in accordance with the terms of the obligation;

●  The nature and provisions of the financial obligation, and the promise we impute; and

●  The protection afforded by, and relative position of, the financial obligation in the event of a bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

An issue rating is an assessment of default risk but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA—An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.

AA—An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.

A—An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

BBB—An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitments on the obligation.

BB, B, CCC, CC and C—Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.

BB—An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.

*  Ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.

A-2

B—An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.

CCC—An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC—An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred, but S&P expects default to be a virtual certainty, regardless of the anticipated time to default.

C—An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.

D—An obligation rated ‘D’ is in payment default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

NR—indicates that a rating has not been assigned or is no longer assigned.

Local Currency and Foreign Currency Ratings

S&P Global Ratings’ issuer credit ratings make a distinction between foreign currency ratings and local currency ratings. A foreign currency rating on an issuer will differ from the local currency rating on it when the obligor has a different capacity to meet its obligations denominated in its local currency versus obligations denominated in a foreign currency.

A-3

Dated November 28, 2025

STATEMENT OF ADDITIONAL INFORMATION

Fund	Ticker
Calamos Russell 2000® Structured Alt Protection ETF® — January	CPRY
Calamos Russell 2000® Structured Alt Protection ETF® — April	CPRA
Calamos Russell 2000® Structured Alt Protection ETF® — July	CPRJ
Calamos Russell 2000® Structured Alt Protection ETF® — October	CPRO

2020 Calamos Court
Naperville, Illinois 60563
866.363.9219

This Statement of Additional Information (“SAI”) relates to Calamos Russell 2000® Structured Alt Protection ETF® — January, Calamos Russell 2000® Structured Alt Protection ETF® — April, Calamos Russell 2000® Structured Alt Protection ETF® — July and Calamos Russell 2000® Structured Alt Protection ETF® — October (each, a “Fund” and collectively, the “Funds”), each of which is a series of the Calamos ETF Trust (the “Trust”). This is not a prospectus, but provides information that should be read in conjunction with the prospectus for each Fund, dated November 28, 2025 and any supplements thereto, which are incorporated herein by reference. Capitalized terms used herein that are not defined have the same meanings as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge by calling a Fund at (866) 363-9219, visiting a Fund’s website at www.calamos.com or through your financial advisor.

References to the Investment Company Act of 1940, as amended (the “1940 Act”), or other applicable law, will include any rules promulgated thereunder and any guidance, interpretations or modifications by the Securities and Exchange Commission (the “SEC”), SEC staff or other authority with appropriate jurisdiction, including court interpretations, and exemptive, no action or other relief or permission from the SEC, SEC staff or other authority.

THE TRUST AND THE FUNDS

The Trust was organized as a Delaware statutory trust on June 17, 2013. The Trust is an open-end, registered management investment company. The Trust currently offers Fund Shares in forty-two series of the Trust. Series other than the Funds are offered through separate prospectuses and statements of additional information and are not further discussed herein. The offering of a Fund’s shares (“Fund Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”).

Each Fund is a non- diversified, actively managed exchange-traded fund. Each Fund offers and issues Fund Shares at net asset value (“NAV”) only in aggregations of a specified number of Fund Shares, generally in exchange for a basket of securities constituting the portfolio holdings of a Fund, together with the deposit of a specified cash payment, or, in certain circumstances, for an all-cash payment. Fund Shares of each Fund will be listed and principally traded on NYSE Arca, Inc. (“NYSE Arca” or the “Exchange”). Fund Shares will trade on the Exchange at market prices that may be below, at, or above NAV.

Unlike mutual funds, Fund Shares are not individually redeemable securities. Rather, a Fund issues and redeems Fund Shares on a continuous basis at NAV in aggregations of a specific number of Fund Shares (each, a “Creation Unit”) In the event of the liquidation of a Fund, the Trust may lower the number of Fund Shares in a Creation Unit. Financial entities known as “authorized participants” (which are discussed in greater detail below) have contractual arrangements with a Fund or the Distributor to purchase and redeem Fund Shares directly with a Fund in Creation Units in exchange for the securities comprising a Fund and/or cash, or some combination thereof. Fund Shares are traded in the secondary market and elsewhere at market prices that may be at, above, or below a Fund’s NAV. Fund Shares are only redeemable in Creation Units by authorized participants. An authorized participant that purchases a Creation Unit of Fund Shares deposits with a Fund a “basket” of securities and/or other assets identified by a Fund that day, and then receives the Creation Unit of Fund Shares in return for those assets. The redemption process is the reverse of the purchase process: the authorized participant redeems a Creation Unit of Fund Shares for a basket of securities and other assets. The basket is generally representative of a Fund’s portfolio, and together with a cash balancing amount, it is equal to the NAV of a Fund Shares comprising the Creation Unit. Pursuant to Rule 6c-11 of the 1940 Act (“Rule 6c-11”), a Fund may utilize baskets that are not representative of a Fund’s portfolio. Such “custom baskets” are discussed in the section entitled “Creations and Redemptions of Creation Units.” Transaction fees and other costs associated with creations or redemptions that include cash may be higher than the transaction fees and other costs associated with in-kind creations or redemptions. In all cases, conditions with respect to creations and redemptions of Fund Shares and fees will be limited in accordance with the requirements of SEC rules and regulations applicable to management investment companies offering redeemable securities.

Unlike index-based ETFs, each Fund is “actively managed” and does not seek to replicate the performance of a specified index.

The Board of Trustees of the Trust (the “Board of Trustees” or the “Trustees”) has the right to establish additional series in the future, to determine the preferences, voting powers, rights and privileges thereof and to modify such preferences, voting powers, rights and privileges without shareholder approval. Fund Shares of any series may also be divided into one or more classes at the discretion of the Trustees. The Trust or any series or class thereof may be terminated at any time by the Board of Trustees upon written notice to the shareholders.

EXCHANGE LISTING AND TRADING

Fund Shares of each Fund are listed and traded on the NYSE Arca (the “Exchange”). Fund Shares trade on the Exchange or in secondary markets at prices that may differ from their NAV or Intraday Indicative Value (“IIV”), because such prices may be affected by market forces (such as supply and demand for Fund Shares). As is the case of other securities traded on an exchange, when you buy or sell Fund Shares on the Exchange or in the secondary markets your broker will normally charge you a commission or other transaction charges. Further, the Trust reserves the right to adjust the price of Fund Shares in the future to maintain convenient trading ranges for investors (namely, to maintain a price per Share that is attractive to investors) by share splits or reverse share splits, which would have no effect on the NAV.

There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Fund Shares of a Fund will continue to be met. The Exchange may, but is not required to, remove the Fund Shares from listing if, among other things: (i) following the initial 12-month period beginning upon the commencement of trading of Fund Shares, there are fewer than 50 record and/or beneficial owners of Fund Shares; (ii) a Fund is no longer eligible to operate in reliance on Rule 6c-11; (iii) any of the other listing requirements are not continuously maintained; or (iv) any event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on 1 the Exchange inadvisable. The Exchange will remove the Shares of the Fund from listing and trading upon termination of the Fund.

1

The Funds are not sponsored, endorsed, sold or promoted by the Exchange. The Exchange makes no representation or warranty, express or implied, to the owners of Fund Shares of a Fund or any member of the public regarding the advisability of investing in securities generally or in a Fund particularly or the ability of a Fund to achieve its objectives. The Exchange has no obligation or liability in connection with the administration, marketing or trading of the Funds.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Board has adopted a policy regarding the disclosure of information about a Fund’s portfolio securities. Under the policy, portfolio holdings of a Fund, which will form the basis for the calculation of NAV on any day on which the Trust is open for business (“Business Day”), are publicly disseminated prior to the opening of trading on the Exchange that Business Day through financial reporting or news services, including the website www.calamos.com. In addition, each Business Day a portfolio composition file, which displays the basket of securities to be deposited to purchase Creation Units of a Fund (“In-Kind Creation Basket”) and the amount of cash necessary to equal the difference between the NAV of a Creation Unit and the market value of the In-Kind Creation Basket (“Cash Component”), is publicly disseminated prior to the opening of the Exchange via the National Securities Clearing Corporation (“NSCC”).

INVESTMENT OBJECTIVES

Each Fund’s investment objectives are shown below:

The Calamos Russell 2000® Structured Alt Protection ETF® — January seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the iShares® Russell 2000® ETF (“Underlying ETF”) up to a cap stated in the prospectus (the “Cap”), while protecting against 100% of the negative price return of the Underlying ETF (before fees and expenses) for periods of approximately one year beginning on or about January 1 of each year.

The Calamos Russell 2000® Structured Alt Protection ETF® — April seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the iShares® Russell 2000® ETF (“Underlying ETF”) up to a cap stated in the prospectus (the “Cap”), while protecting against 100% of the negative price return of the Underlying ETF (before fees and expenses) for periods of approximately one year beginning on or about April 1 of each year.

The Calamos Russell 2000® Structured Alt Protection ETF® — July seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the iShares® Russell 2000® ETF (“Underlying ETF”) up to a cap stated in the prospectus (the “Cap”), while protecting against 100% of the negative price return of the Underlying ETF (before fees and expenses), for periods of approximately one year beginning on or about July 1 of each year.

The Calamos Russell 2000® Structured Alt Protection ETF® — October seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the iShares® Russell 2000® ETF (“Underlying ETF”) up to a cap stated in the prospectus (the “Cap”), while protecting against 100% of the negative price return of the Underlying ETF (before fees and expenses), for periods of approximately one year beginning on or about October 1 of each year.

Each Fund’s investment objective is non-fundamental and may be changed by a vote of the Fund’s Board, without shareholder approval.

Each Fund has adopted a non-fundamental operating policy that requires it, under normal circumstances, to invest at least 80% of its net assets (plus borrowings for investment purposes, if any) in investments that provide exposure to the Russell 2000® index. Although this requirement may be changed by the Board of Trustees without shareholder approval, each Fund will notify shareholders in writing at least 60 days prior to any change in its 80% policy.

INVESTMENT PRACTICES

The prospectus contains information concerning each Fund’s investment objective and principal investment strategies and risks. This Statement of Additional Information provides additional information concerning certain securities and strategies used by a Fund and their associated risks.

In pursuing its investment objective, a Fund will invest as described below and in a Fund’s prospectus. The table below indicates whether a Fund, directly or indirectly through its investment in the underlying funds, invests in the securities and instruments listed as part of its principal (P) or non-principal (N) investment strategies.

2

Unless otherwise noted, all investment policies and restrictions described in the Prospectus and Statement of Additional Information are measured at the time of the transaction in the security. If market action affecting fund securities (including, but not limited to, appreciation, depreciation, or a credit rating event) causes a Fund to exceed an investment policy or restriction, Calamos Advisors LLC (“Calamos Advisors” or the “Adviser”) is not required to take immediate action. Under normal market conditions, however, Calamos Advisors will not make any acquisitions that will make a Fund further outside the investment restriction.

INVESTMENTS AND INVESTMENT-RELATED PRACTICES	CALAMOS RUSSELL 2000® STRUCTURED ALT PROTECTION ETF® — JANUARY	CALAMOS RUSSELL 2000® STRUCTURED ALT PROTECTION ETF® — APRIL	CALAMOS RUSSELL 2000® STRUCTURED ALT PROTECTION ETF® — JULY	CALAMOS RUSSELL 2000® STRUCTURED ALT PROTECTION ETF® — OCTOBER
Currency Exchange Transactions	P	P	P	P
Equity Securities	P	P	P	P
FLEX Options	P	P	P	P
Illiquid Securities	N	N	N	N
Initial Public Offerings	N	N	N	N
Master Limited Partnerships	N	N	N	N
Options on Securities, Indexes and Currencies*	P	P	P	P
Other Investment Companies	P	P	P	P
Repurchase Agreements	N	N	N	N
Reverse Repurchase Agreements and Other Borrowings	N	N	N	N
Rule 144A Securities	N	N	N	N
Temporary Investments	N	N	N	N
U.S. Government Obligations	P	P	P	P
Warrants*	N	N	N	N
“When-Issued” and Delayed Delivery Securities	N	N	N	N

*  Not including those acquired in connection with investments in synthetic convertible instruments.

CURRENCY EXCHANGE TRANSACTIONS

Currency exchange transactions may be conducted either on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market or through forward currency exchange contracts (“forward contracts”). Forward contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) and price set at the time of the contract.

Forward contracts are usually entered into with banks, foreign exchange dealers and broker-dealers, are not exchange traded, and are usually for less than one year, but may be renewed.

Forward currency exchange transactions may involve currencies of the different countries in which a Fund may invest and serve as hedges against possible variations in the exchange rate between these currencies. Currency exchange transactions are limited to transaction hedging and portfolio hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward contracts with respect to specific receivables or payables of a Fund accruing in connection with the purchase and sale of its portfolio securities or the receipt of dividends or interest thereon. Portfolio hedging is the use of forward contracts with respect to portfolio security positions denominated or quoted in a particular foreign currency. Portfolio hedging allows a Fund to limit or reduce its exposure in a foreign currency by entering into a forward contract to sell such foreign currency (or another foreign currency that acts as a proxy for that currency) at a future date for a price payable in U.S. dollars so that the value of the foreign denominated portfolio securities can be approximately matched by a foreign denominated liability. A Fund may not engage in portfolio hedging with respect to the currency of a particular country to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in that particular currency, except that a Fund may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currencies or currency act as an effective proxy for other currencies. In such a case, a Fund may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in a Fund. A Fund may not engage in “speculative” currency exchange transactions.

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At the maturity of the forward contract to deliver a particular currency, a Fund may either sell the portfolio security related to the contract and make delivery of the currency, or it may retain the security and either acquire the currency on the spot market or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract with the same currency trader obligating it to purchase on the same maturity date the same amount of the currency.

It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of a forward contract. Accordingly, it may be necessary for a Fund to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of currency a Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell on the spot market some of the currency received upon the sale of the portfolio security if its market value exceeds the amount of currency a Fund is obligated to deliver.

If a Fund retains the portfolio security and engages in an offsetting currency transaction, it will incur a gain or a loss to the extent that there has been movement in forward contract prices. If a Fund engages in an offsetting currency transaction, it subsequently may enter into a new forward contract to sell the currency. Should forward prices decline during the period between a Fund’s entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, a Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, a Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. A default on the contract would deprive a Fund of unrealized profits or force a Fund to cover its commitments for purchase or sale of currency, if any, at the current market price.

Hedging against a decline in the value of a currency does not eliminate fluctuations in the value of a portfolio security traded in that currency or prevent a loss if the value of the security declines. Hedging transactions also preclude the opportunity for gain if the value of the hedged currency should rise.

Moreover, it may not be possible for a Fund to hedge against a devaluation that is so generally anticipated that a Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates. The cost to a Fund of engaging in currency exchange transactions varies with such factors as the currency involved, the length of the contract period, and prevailing market conditions. Because currency exchange transactions are usually conducted on a principal basis, no fees or commissions are involved.

EQUITY SECURITIES

Equity securities include common and preferred stocks, warrants, rights, and depository receipts. An investment in the equity securities of a company represents a proportionate ownership interest in that company. Therefore, a Fund participates in the financial success or failure of any company in which it has an equity interest.

Equity investments are subject to greater fluctuations in market value than other asset classes as a result of such factors as the issuer’s business performance, investor perceptions, stock market trends and general economic conditions. Equity securities are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments. See the prospectus for additional information regarding equity investments and their risks.

FLEX OPTIONS

FLexible EXchange® Options (“FLEX Options”) are customized option contracts available through national securities exchanges that are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are listed on a U.S. national securities exchange. FLEX Options provide investors with the ability to customize assets referenced by the options, exercise prices, exercise styles (i.e., American-style, exercisable any time prior to the expiration date, or European-style, exercisable only on the option expiration date) and expiration dates, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. Each option contract entitles the holder thereof to purchase (for the call options) or sell (for the put options) Fund Shares of the reference asset at the strike price.

The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer”, with the goal of protecting clearing members and options traders from counterparty risk.

Certain Considerations Regarding Options. The FLEX Options in which each Fund invests will be options on an index, the Russell 2000® Index or an exchange-traded fund (“ETF”) (each, a “Reference Asset”). As such, the value of the Fund’s FLEX Options will fluctuate with changes in the value of the securities included in, or held by, the Reference Asset, and thus the Reference Asset’s price return. In addition to the value of the Reference Asset, the value of an option contract, in general, will reflect, among other things, the time remaining until its expiration date, the relationship of the exercise price to the market price of the underlying investment, and general market conditions. Option contracts that expire unexercised have no value.

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Each of the options exchanges has established limitations governing the maximum number of call or put options on the same asset that may be bought or written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). Under these limitations, option positions of all investment companies advised by Calamos Advisors LLC (“Calamos” or the “Adviser”) are combined for purposes of these limits. Pursuant to these limitations, an exchange may order the liquidation of positions and may impose other sanctions or restrictions.

These positions limits may restrict the number of listed options that each Fund may buy or sell. The puts and calls on the Reference Asset entitle the purchaser of the option the right to purchase (for a call option) or sell (for a put option) the Reference Asset at a predetermined specified price (the “strike price”). When each Fund writes a call on the Reference Asset, it receives a premium and agrees that the purchaser of the call, upon exercise of the call, will receive from each Fund the delivery of an amount of cash or a specified number of Fund Shares of the Reference Asset in exchange for the strike price. When each Fund buys a call on the Reference Asset, it pays a premium and has the same rights to such call as indicated above. When each Fund buys a put on the Reference Asset, it pays a premium and has the right to require the seller of the put, upon the Fund’s exercise of the put, to deliver an amount of cash or a specified number of Fund Shares of the Reference Asset in exchange for the strike price. When each Fund writes a put on the Reference Asset, it receives a premium and the purchaser of the put has the right to require the Fund to deliver an amount of cash or a specified number of Fund Shares of the Reference Asset in exchange for the strike price. Notwithstanding the above, each Fund utilizes FLEX Options that are cash-settled. Cash-settled option contracts give the holder the right to receive an amount (or owe an amount) of cash upon the exercise of the option contract. Gain or loss depends on changes in the value of the Reference Asset’s price return relative to the strike price for a given option contract. The amount of cash is equal to the difference between the closing price of the Reference Asset’s price return and the exercise price of the option contract times a specified multiple (“multiplier”), which determines the total value for each point of such difference.

Risks of Options on the Reference Asset. If the Fund has purchased an option and exercises it before the closing value for that day is available, it runs the risk that the Reference Asset’s price return may subsequently change. If such a change causes the exercised option to fall out of the money, the Fund will be required to pay the difference between the closing value of the Reference Asset’s value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

LIMITATIONS ON OPTIONS AND FUTURES

If options, futures contracts or futures options of types other than those described herein are traded in the future, a Fund may also use those investment vehicles, provided the board of trustees determines that their use is consistent with a Fund’s investment objectives.

A Fund may not maintain open short positions in futures contracts, call options written on futures contracts or call options written on indexes if, in the aggregate, the market value of all such open positions exceeds the current value of the securities in its portfolio, plus or minus unrealized gains and losses on the open positions, adjusted for the historical relative volatility of the relationship between the portfolio and the positions. For this purpose, to the extent a Fund has written call options on specific securities in its portfolio, the value of those securities will be deducted from the current market value of the securities portfolio.

The use of options and futures is subject to applicable regulations of the Securities and Exchange Commission (“SEC”), the several exchanges upon which they are traded and the Commodity Futures Trading Commission (“CFTC”). For example, the CFTC, certain foreign regulators, and many futures exchanges have established (and continue to evaluate and monitor) speculative position limits (“position limits”) on the maximum speculative position which any person, or group of persons acting in concert, may hold or control in particular contracts. In addition, U.S. federal position limits apply to swaps that are economically equivalent to futures contracts on certain agricultural, metals and energy commodities. All positions owned or controlled by the same person or entity, even if in different accounts, must be aggregated for purposes of complying with the speculative limits. Thus, even if a Fund does not intend to exceed applicable position limits, it is possible that different clients managed by the Adviser and its affiliates may be aggregated for this purpose. Therefore, the trading decisions of the Adviser may have to be modified and positions held by a Fund liquidated in order to avoid exceeding such limits. The modification of investment decisions or the elimination of open positions, if it occurs, may adversely affect the profitability of a Fund. A violation of position limits could also lead to regulatory action materially adverse to a Fund’s investment strategy. A Fund may also be affected by other regimes, including those of the EU and UK, and trading venues that impose position limits on commodity derivative contracts.

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Calamos Advisors has claimed an exclusion from the definition of commodity pool operator (“CPO”) with respect to each Fund pursuant to Rule 4.5 under the Commodity Exchange Act (“CEA”). Consequently, Calamos Advisors is not subject to registration or regulation as a commodity pool operator under the CEA.

Under Rule 4.5, if a Fund has exposure to commodity interests (such as futures contracts, options on futures contracts and swaps) other than for bona fide hedging purposes (as defined by the CFTC) the aggregate initial margin and premiums required to establish these positions (after taking into account unrealized profits and unrealized losses on any such positions and excluding the amount by which options that are “in-the-money”1 at the time of purchase) may not exceed 5% of a Fund’s NAV, or alternatively, the aggregate net notional value of those positions, as determined at the time the most recent position was established, may not exceed 100% of a Fund’s NAV (after taking into account unrealized profits and unrealized losses on any such positions). Each Fund is subject to the risk that a change in U.S. law and related regulations will impact the way a Fund operates, increase the particular costs of a Fund’s operation and/or change the competitive landscape. In this regard, any further amendments to the CEA or its related regulations that subject a Fund to additional regulation may have adverse impacts on a Fund’s operations and expenses.

ILLIQUID SECURITIES

A Fund may invest up to 15% of its net assets under regulatory rules, taken at market value, in illiquid investments that are assets, including any securities that are not readily marketable either because they are restricted securities or for other reasons. Restricted securities are securities that are subject to restrictions on resale because they have not been registered for sale under the Securities Act of 1933, as amended (“Securities Act”). A position in restricted securities might adversely affect the liquidity and marketability of a portion of a Fund’s portfolio, and a Fund might not be able to sell or dispose of its holdings in such securities promptly or at reasonable prices. In those instances where a Fund is required to have restricted securities held by it registered prior to sale by a Fund and a Fund does not have a contractual commitment from the issuer or seller to pay the costs of such registration, the gross proceeds from the sale of securities would be reduced by the registration costs and underwriting discounts. Any such registration costs are not included in the percentage limitation on a Fund’s investment in restricted securities.

The liquidity of an investment will be determined based on relevant market, trading and investment specific considerations as set out in a Fund’s liquidity risk management program (the “Liquidity Program”) as required by Rule 22e-4 under the 1940 Act (the “Liquidity Rule”). Illiquid investments may trade at a discount to comparable, more liquid investments and a Fund may not be able to dispose of illiquid investments in a timely fashion or at their expected prices. If illiquid investments exceed 15% of a Fund’s net assets, the Liquidity Rule and the Liquidity Program will require that certain remedial actions be taken.

INITIAL PUBLIC OFFERINGS

A Fund may purchase stock in an initial public offering (“IPO”). An IPO is a company’s first offering of stock to the public, typically to raise additional capital. Fund Shares are given a market value reflecting expectations for the company’s future growth. The market for these securities may be more volatile and entail greater risk of loss than investments in larger companies due to the absence of a prior public market, unseasoned trading, a limited number of Fund Shares available for trading, lack of information about the issuer and limited operating history.

The purchase of IPO shares may involve high transaction costs. Because of the price volatility of IPO shares, a Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of a Fund’s portfolio and may lead to increased expenses to a Fund, such as commissions and transaction costs. Calamos Advisors cannot guarantee continued access to IPOs.

MASTER LIMITED PARTNERSHIPS

MLPs differ from investments in common stock as a result of limited control and limited rights to vote on matters affecting the MLP. MLP common units, like other equity securities, can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards an issuer or certain market sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs, like the prices other equity securities, also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios. MLPs generally do not pay federal income tax at the partnership level. Rather, each Partner is allocated a share of the partnerships’ income, gains, losses, deductions and credits. A change in current tax law, or a change in the underlying business of an MLP, could result in an MLP being treated as a corporation, instead of a partnership, for federal income tax purposes, which would result in such MLP being required to pay income tax on its taxable income. This would have the effect of reducing the amount of cash available for distribution by the MLP, potentially reducing the value of the Fund’s investment and consequently your investment in the Fund. Although common units of MLPs trade on various exchanges, certain MLP securities trade less frequently than those of larger companies due to their smaller capitalization. As a result, the price of such MLPs may display abrupt and erratic movements at times. Additionally, it may be more difficult for the Fund to buy and sell significant amounts of such securities without unfavorable impact on prevailing market process. As a result, these securities may be difficult to dispose of at a fair price when Calamos Advisors desires to do so.

1  A call option is “in-the-money” to the extent, if any, that the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is “in-the-money” if the exercise price exceeds the value of the futures contract that is the subject of the option.

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OPTIONS ON SECURITIES, INDEXES AND CURRENCIES

A Fund may purchase and sell (write) put options and call options on securities, indexes or foreign currencies. A Fund may purchase agreements, sometimes called cash puts, that may accompany the purchase of a new issue of bonds from a dealer.

A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, a Fund’s purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving such Fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price.

A Fund’s purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect it against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. A Fund may purchase and sell (write) exchange listed options and over-the-counter (“OTC”) options. Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation (“OCC”), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is “in-the-money” (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

OTC options are purchased from or sold to sellers or purchasers (“Option Counterparties”) through direct bilateral agreement with such Option Counterparties. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. A Fund will only sell (write) OTC options (other than OTC currency options) that are subject to a buy-back provision permitting a Fund to require the Option Counterparty to sell the option back to a Fund at a formula price within seven days. A Fund generally is expected to enter into OTC options that have cash settlement provisions, although it is not required to do so. The staff of the SEC currently takes the position that OTC options purchased by a Fund, and portfolio securities “covering” the amount of a Fund’s obligation pursuant to an OTC option sold by it (or the amount of assets equal to the formula price for the repurchase of the option, if any, less the amount by which the option is “in the money”) are illiquid, and are subject to a Fund’s limitation on investing no more than 15% of its net assets in illiquid securities.

A Fund may also purchase and sell (write) options on securities indexes and other financial indexes. Options on securities indexes and other financial indexes are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option or an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

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A Fund will sell (write) call options and put options. A written option will be considered “covered” to the extent it has entered into an offsetting transaction or otherwise has segregated or earmarked cash or liquid assets equal to its uncovered obligations under the written option. For example, a call option written by a Fund could be covered by purchasing an offsetting call option, by purchasing or holding the underlying reference security or asset (or a security convertible into the underlying reference security or asset), or by segregating or earmarking cash or liquid assets equal to the exercise price of the written option (or such amount as is not otherwise covered by an offsetting transaction). A Fund writing a call option on an index would be considered as holding an offsetting position to the extent such Fund owned portfolio securities substantially correlating with the movement of the underlying reference index.

If an option written by a Fund expires, a Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Fund expires, a Fund realizes a capital loss equal to the premium paid.

A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, such Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, a Fund will realize a capital gain or, if it is less, a Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security, asset or index in relation to the exercise price of the option, the volatility of the underlying security, asset or index, and the time remaining until the expiration date.

A put or call option purchased by a Fund is an asset of a Fund, valued initially at the premium paid for the option. The premium received for an option written by a Fund is recorded as a deferred credit. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

RISKS ASSOCIATED WITH OPTIONS

There are several risks associated with transactions in options. For example, there are significant differences between the securities markets, the currency markets and the options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve Calamos Advisors’ objective. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

A Fund’s ability to utilize options successfully will depend on Calamos Advisors’ ability to predict pertinent market investments, which cannot be assured. A Fund’s ability to close out its position as a purchaser or seller (writer) of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms. If a Fund were unable to close out an option that it has purchased on a security, it would have to exercise the option in order to realize any profit or the option would expire and become worthless. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security until the option expired. As the writer of a covered call option on a security, a Fund foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call. As the writer of a covered call option on a foreign currency, a Fund foregoes, during the option’s life, the opportunity to profit from any currency appreciation.

The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Option Counterparty (as described above under “Options on Securities, Indexes and Currencies”) fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with a Fund or fails to make a cash settlement payment due in accordance with the terms of that option, a Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, Calamos Advisors must assess the creditworthiness of each such Option Counterparty or any guarantor or credit enhancement of the Option Counterparty’s credit to determine the likelihood that the terms of the OTC option will be satisfied.

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A Fund may purchase and sell (write) call options on securities indexes and currencies. Even though a Fund will receive the option premium to help protect it against loss, a call sold by a Fund exposes such Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require a Fund to hold the security or instrument that it might otherwise have sold. In addition, a loss on a call option sold may be greater than the premium received. A Fund may purchase and sell (write) put options on securities indexes and currencies. In selling (writing) put options, there is a risk that a Fund may be required to buy the underlying index or currency at a disadvantageous price above the market price.

OTHER INVESTMENT COMPANIES

A Fund may invest in the securities of other investment companies to the extent that such investments are consistent with a Fund’s investment objective and the policies are permissible under the 1940 Act. Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Additionally, if the investment company or ETF fails to achieve its investment objective, the value of a Fund’s investment will decline, adversely affecting a Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to a Fund. In addition, a Fund may engage in short sales of the securities of other investment companies. When a Fund shorts securities of another investment company, it borrows shares of that investment company which it then sells. A Fund closes out a short sale by purchasing the security that it has sold short and returning that security to the entity that lent the security.

REPURCHASE AGREEMENTS

As part of its strategy for the temporary investment of cash, a Fund may enter into “repurchase agreements” pertaining to U.S. Government securities with member banks of the Federal Reserve System or primary dealers (as designated by the Federal Reserve Bank of New York) in such securities. A Fund may invest in repurchase agreements, provided that a Fund may not invest more than 15% of its net assets in illiquid securities, including repurchase agreements maturing in more than seven days, and any other illiquid securities. A repurchase agreement arises when a Fund purchases a security and simultaneously agrees to resell it to the vendor at an agreed upon future date. The resale price is greater than the purchase price, reflecting an agreed upon market rate of return that is effective for the period of time a Fund holds the security and that is not related to the coupon rate on the purchased security.

Such agreements generally have maturities of no more than seven days and could be used to permit a Fund to earn interest on assets awaiting long-term investment. A Fund requires continuous maintenance by the custodian for a Fund’s account in the Federal Reserve/Treasury Book Entry System of collateral in an amount equal to, or in excess of, the market value of the securities that are the subject of a repurchase agreement. In the event of a bankruptcy or other default of a seller of a repurchase agreement, a Fund could experience both delays in liquidating the underlying security and losses, including: (a) possible decline in the value of the underlying security during the period while a Fund seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and (c) expenses of enforcing its rights. In an effort to reduce these risks, Calamos Advisors will monitor the creditworthiness of the firms with which a Fund enters into repurchase agreements.

The SEC has finalized rules that will require certain transactions involving U.S. Treasuries, including repurchase agreements, to be centrally cleared. Compliance with these rules is expected to be required in the middle of 2027. Although the impact of these rules on the Fund is difficult to predict, they may reduce the availability or increase the costs of such transactions and may adversely affect the Fund’s performance.

REVERSE REPURCHASE AGREEMENTS AND OTHER BORROWINGS

A Fund may enter into reverse repurchase agreements, and economically similar transactions to the extent permitted under the leverage limitations of the 1940 Act and a Fund’s investment restrictions described below. A reverse repurchase agreement is a repurchase agreement in which a Fund is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed-upon time and price. A reverse repurchase agreement enables a Fund to obtain cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without needing to sell portfolio securities, or to earn additional income on portfolio securities, such as Treasury bills or notes. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of securities because it avoids certain market risks and transaction costs.

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The SEC has finalized rules that will require certain transactions involving U.S. Treasuries, including reverse repurchase agreements, to be centrally cleared. Compliance with these rules is expected to be required in the middle of 2027. Although the impact of these rules on the Fund is difficult to predict, they may reduce the availability or increase the costs of such transactions and may adversely affect the Fund’s performance.

A Fund also may effect simultaneous purchase and sale transactions that are known as “sale-buybacks.” A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of a Fund’s repurchase of the underlying security.

RULE 144A SECURITIES

The Fund may purchase securities that have been privately placed but that are eligible for purchase and sale by certain qualified institutional buyers, such as the Fund, under Rule 144A (“Rule 144A Securities”) under the Securities Act. Calamos Advisors, under the supervision and oversight of the Trust’s Board of Trustees, will consider whether Rule 144A Securities are illiquid and thus subject to the Fund’s restriction of investing no more than a specified percentage of its net assets in securities that are illiquid at the time of purchase. A determination of whether a Rule 144A Security is liquid or not is a question of fact. In making this determination, Calamos Advisors will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A Security. In addition, Calamos Advisors may consider the (1) frequency of trades and quotes for the security, as well as equivalent or underlying securities (e.g. the underlying common stock of a convertible security), (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer).

The liquidity of Rule 144A Securities will be monitored and, if as a result of changed conditions, it is determined that a Rule 144A Security is no longer liquid, the Fund’s holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Fund does not invest more than 15% of its net assets in illiquid securities. Investing in Rule 144A Securities could have the effect of increasing the amount of the Fund’s assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

TEMPORARY INVESTMENTS

A Fund may make temporary investments without limitation when Calamos Advisors determines that a defensive position is warranted, or as a reserve for possible cash needs. Such investments may be in money market instruments, consisting of obligations of, or guaranteed as to principal and interest by, the U.S. Government or its agencies or instrumentalities; certificates of deposit, bankers’ acceptances and other obligations of domestic banks having total assets of at least $500 million and that are regulated by the U.S. Government, its agencies or instrumentalities; commercial paper rated in the highest category by a recognized rating agency; cash; and repurchase agreements. See “Exhibit A — Description of Ratings” for a description of ratings of certain rating agencies and their significance.

U.S. GOVERNMENT OBLIGATIONS

U.S. Government Obligations include securities that are issued or guaranteed by the U.S. Treasury or by various U.S. Government agencies and instrumentalities. U.S. Treasury obligations (“U.S. Treasuries”) include Treasury bills, Treasury notes, and Treasury bonds. U.S. Treasuries also include the separate principal and interest components of U.S. Treasuries that are traded under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program. U.S. Treasury obligations are backed by the full faith and credit of the U.S. Obligations issued or guaranteed by U.S. Government agencies and instrumentalities may be supported by any of the following: (a) the full faith and credit of the U.S., (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Treasury, (c) the discretionary authority of the U.S. Treasury to lend to such Government agency or instrumentality, or (d) the credit of the agency or instrumentality.

Government agencies that issue or guarantee securities backed by the full faith and credit of the U.S. include the Government National Mortgage Association (“GNMA”) and the Small Business Administration. Government agencies and instrumentalities that issue or guarantee securities not backed by the full faith and credit of the U.S. include the Federal Farm Credit Banks, the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation (“FHLMC”), the Federal National Mortgage Association (“FNMA”), the Federal Land Bank, the Bank for Cooperatives, the Federal Intermediate Credit Bank, the Federal Financing Bank, the Resolution Funding Corporation, the Financing Corporation of America and the Tennessee Valley Authority. In the case of securities not backed by the full faith and credit of the U.S., the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the U.S. in the event the agency or instrumentality does not meet its commitment.

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In September 2008, the U.S. Treasury and the Federal Housing Finance Agency (“FHFA”) announced that FNMA and FHLMC had been placed in conservatorship. The conservatorship is still in effect as of the date of this SAI and has no specified termination date. There can be no assurance as to when or how the conservatorship will be terminated or whether FNMA or FHLMC will continue to exist following the conservatorship or what their respective business structures will be during or following the conservatorship. Since that time, FNMA and FHLMC have received significant capital support through U.S. Treasury preferred stock purchases, as well as Treasury and Federal Reserve purchases of their mortgage-backed securities (“MBS”). The FHFA and the U.S. Treasury (through its agreement to purchase FNMA and FHLMC preferred stock) have imposed strict limits on the size of their mortgage portfolios. The FHFA, as conservator, has the power to repudiate any contract entered into by FNMA or FHLMC prior to its appointment if it determines that performance of the contract is burdensome and repudiation of the contract promotes the orderly administration of FNMA’s or FHLMC’s affairs. Further, the FHFA has the right to transfer or sell any asset or liability of FNMA or FHLMC without any approval, assignment or consent. If FHFA were to transfer any such guaranty obligation to another party, holders of FNMA or FHLMC MBS would have to rely on that party for satisfaction of the guaranty obligation and would be exposed to the credit risk of that party. No assurance can be given that the Federal Reserve or the U.S. Treasury will ensure that FNMA and FHLMC remain successful in meeting their obligations with respect to the debt and mortgage-backed securities that they issue.

In addition, the problems faced by FNMA and FHLMC, resulting in their being placed into federal conservatorship and receiving significant U.S. Government support, have sparked serious debate among federal policy makers regarding the continued role of the U.S. Government in providing liquidity for mortgage loans. In December 2011, Congress enacted the Temporary Payroll Tax Cut Continuation Act (“TCCA”) of 2011 which, among other provisions, requires that FNMA and FHLMC increase their single-family guaranty fees by at least 10 basis points and remit this increase to Treasury with respect to all loans acquired by FNMA and FHLMC on or after April 1, 2012 and before January 1, 2022. Serious discussions among policymakers continue, however, as to whether FNMA and FHLMC should be nationalized, privatized, restructured, or eliminated altogether. FNMA reported in the second quarter of 2014 that there was “significant uncertainty regarding the future of our company, including how long the company will continue to exist in its current form, the extent of our role in the market, what form we will have, and what ownership interest, if any, our current common and preferred stockholders will hold in us after the conservatorship is terminated and whether we will continue to exist following conservatorship.” FHLMC faces similar uncertainty about its future role. FNMA and FHLMC also are the subject of several continuing legal actions and investigations over certain accounting, disclosure or corporate governance matters, which (along with any resulting financial restatements) may continue to have an adverse effect on the guaranteeing entities.

A Fund may invest in securities issued or guaranteed by any of the entities listed above or by any other agency established or sponsored by the U.S. Government, provided that the securities are otherwise permissible investments of a Fund. Certain U.S. Government Obligations that have a variable rate of interest readjusted no less frequently than annually will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

A Fund’s yield will fluctuate due to changes in interest rates, economic conditions, quality ratings and other factors. The prepayment experience of the mortgages underlying mortgage-related securities, such as obligations issued by GNMA, may affect the value of, and return on, an investment in such securities.

WARRANTS

A Fund may invest in warrants. A warrant is a right to purchase common stock at a specific price (usually at a premium above the market value of the underlying common stock at time of issuance) during a specified period of time. A warrant may have a life ranging from less than a year to 20 years or longer, but a warrant becomes worthless unless it is exercised or sold before expiration. In addition, if the market price of the common stock does not exceed the warrant’s exercise price during the life of the warrant, the warrant will expire worthless. Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the value of a warrant may be greater than the percentage increase or decrease in the value of the underlying common stock.

“WHEN-ISSUED” AND DELAYED DELIVERY SECURITIES

A Fund may purchase securities on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time a Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. A Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before the settlement date if Calamos Advisors deems it advisable for investment reasons. A Fund may utilize spot and forward foreign currency exchange transactions to reduce the risk inherent in fluctuations in the exchange rate between one currency and another when securities are purchased or sold on a when-issued or delayed-delivery basis.

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The use of this investment strategy, as well as entering into reverse repurchase agreements or engaging in other borrowing as described below, may increase net asset value fluctuation.

RECENT MARKET CONDITIONS

In the past decade, financial markets throughout the world have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty and turmoil. This turmoil resulted in unusual and extreme volatility in the equity and debt markets, in the prices of individual securities and in the world economy. Events that have contributed to these market conditions include, but are not limited to, major cybersecurity events, geopolitical events (including wars, terror attacks and public health emergencies), measures to address budget deficits, downgrading of sovereign debt, declines in oil and commodity prices, dramatic changes in currency exchange rates, and public sentiment. In addition, many governments and quasi-governmental entities throughout the world have responded to the turmoil with a variety of significant fiscal and monetary policy changes, including, but not limited to, direct capital infusions into companies, and new monetary programs.

Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a Fund invests, or affect the issuers of such instruments, in ways that are unforeseeable. There is a possibility of future regulatory changes altering, perhaps to a material extent, the nature of an investment in a Fund or the ability of a Fund to continue to implement its investment strategies. The U.S. government has enacted and is continuing to implement legislation that provides for regulation of the derivatives market, including clearing, margin, reporting and registration requirements. The CFTC, SEC, and other federal regulators have adopted and continue to develop rules and regulations enacting the provisions of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”). The Dodd-Frank Act has and will continue to change the way in which the U.S. financial system is supervised and regulated.

Global regulation of the derivatives market in particular has undergone substantial change in the past decade, including clearing, margin, trade execution, reporting and registration requirements. Because these requirements continue to evolve, their impact on the Funds remains unclear. These and other new rules and regulations could, among other things, restrict a Fund’s ability to engage in derivatives transactions (for example, by making certain types of derivatives transactions no longer available to the Fund) and/or increase the costs of such derivatives transactions, and the Fund may be unable to execute its investment strategy as a result. Global requirements may also result in increased uncertainty about counterparty credit risk, and they may also limit the flexibility of a Fund to protect its interests in the event of an insolvency of a derivatives counterparty. In the event of a counterparty’s (or its affiliate’s) insolvency, a Fund’s ability to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral, could be stayed or eliminated under special resolution regimes adopted in the United States, the European Union, the United Kingdom and various other jurisdictions. Such regimes provide government authorities with broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, with respect to counterparties who are subject to such proceedings in the European Union or the United Kingdom, the liabilities of such counterparties to a Fund could be reduced, eliminated, or converted to equity in such counterparties (sometimes referred to as a “bail in”).

Governments or their regulatory agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such ownership or disposition may have positive or negative effects on the liquidity, valuation and performance of a Fund’s portfolio holdings.

Following financial crises, such as the global financial crisis fueled by the COVID-19 pandemic, the Federal Reserve generally attempted to stabilize the U.S. economy and support the U.S. economic recovery by keeping the federal funds rate low. Following such periods, the Federal Reserve terminated certain of its market support activities and raised interest rates. With continued economic recovery and the cessation of certain market support activities, a Fund may face a heightened level of interest rate risk as a result of a rise or increased volatility in interest rates. These policy changes may reduce liquidity for certain of a Fund’s investments, causing the value of a Fund’s investments and share price to decline.

As economies and financial markets throughout the world are increasingly interconnected, the likelihood increases that geopolitical conflicts in one country or region will adversely impact markets or issuers in other countries or regions, including in ways that are difficult to predict or foresee. Economic, financial or political events, trading and tariff arrangements, terrorism, natural disasters, rapid technological developments, such as artificial intelligence, and other circumstances in one country or region could have profound impacts on global economies or markets. Widespread disease and virus epidemics, such as the recent coronavirus outbreak, could likewise be highly disruptive, adversely affecting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds’ investments. The impacts of these conflicts or events can be exacerbated by failures of governments and societies to respond adequately to a geopolitical conflict and subsequent emerging events or threats. As a result, whether or not the Funds invest in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Funds’ investments may be negatively affected.

Trade disputes may affect investor and consumer confidence and adversely affect financial markets and the broader economy, perhaps suddenly and to a significant degree. The U.S. government has indicated its intent to alter its approach to international trade policy and, in some cases, to renegotiate or potentially terminate certain existing bilateral or multilateral trade agreements and treaties with foreign countries and has made proposals and taken actions related thereto. In addition, the U.S. government has recently imposed tariffs on certain foreign goods and has indicated a willingness to impose tariffs on imports of other products. Some foreign governments, including China, have instituted retaliatory tariffs on certain U.S. goods and have indicated a willingness to impose additional tariffs on U.S. products. Other countries, including Mexico, have threatened retaliatory tariffs on certain U.S. products. Global trade disruption, significant introductions of trade barriers, and bilateral trade frictions, together with any future downturns in the global economy resulting therefrom, could adversely affect the financial performance of a Fund and its investments. U.S. trade policy has changed rapidly in the past, and may do so in the future, and it may be an ongoing source of instability, potentially resulting in significant currency fluctuations and/or having other adverse effects on international markets, international trade agreements, and/or other existing cross-border cooperation arrangements (whether economic, tax, fiscal, legal, regulatory, or otherwise). To the extent trade disputes escalate globally, there could be additional significant impacts on the sectors or industries in which a Fund invests and other adverse impacts on the Funds’ overall performance.

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TAX RISK

Each Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The federal income tax treatment of the securities in which a Fund may invest, including the Fund’s option strategy, may not be clear or may be subject to recharacterization by the Internal Revenue Service. It could be more difficult to comply with the tax requirements applicable to RICs if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the Internal Revenue Service. Any such failure to comply with the rules applicable to RICs could cause a Fund to fail to qualify as such. To qualify and maintain its status as a RIC, a Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published Internal Revenue Service guidance or case law on how to determine the “issuer” of certain derivatives that a Fund will enter into. Based upon the language in the legislative history, each Fund intends to treat the issuer of an equity option as the referenced asset and to treat any income it may derive from an equity option as “qualifying income” under the provisions of the Code applicable to RICs. In the case of FLEX Options, assuming the referenced asset qualifies as a RIC, treating the issuer as the referenced asset, would allow the Fund to count the FLEX Options as automatically diversified investments under the RIC diversification requirements. If the income is not qualifying income or the issuer of equity options, including FLEX Options, is not appropriately the referenced asset, a Fund may not qualify, or may be disqualified, as a RIC. If a Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

Each Fund’s investments in offsetting positions with respect to the Underlying ETF may affect the character of gains or losses realized by the Fund under the Code’s “straddle” rules and may increase the amount of short-term capital gain realized by the Fund. Certain options a Fund holds may not qualify as “Section 1256 contracts” under Section 1256 of the Code, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

In the event that a shareholder purchases Fund Shares of a Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

There is a risk that if the offsetting FLEX Options are held by a single person, the IRS may take the position that the FLEX Options, viewed together, should be treated as a single debt instrument for federal tax purposes. The result of such a position would be that the Fund would fail the RIC diversification tests, causing the RIC to be taxed as a C corporation, unless certain cure rights based upon reasonable cause may apply. The Fund has obtained an opinion of tax counsel that the FLEX Options should not be collapsed into a single instrument. However, such an opinion is not binding upon the IRS or the courts.

ARTIFICIAL INTELLIGENCE

Artificial intelligence (“AI”) refers to computer systems that can perform tasks that would otherwise require human intelligence. AI is typically designed to analyze data, learn from patterns and experiences, make decisions, and solve problems. AI can be categorized into two types: narrow AI, which is designed for specific tasks, and general AI, which has the ability to perform any intellectual task that a human can do and includes generative AI (“GAI”). GAI is a type of AI technology that produces new text, images, audio, and other content based on training data that includes examples of the desired output. Typically, users enter questions, queries, or other inputs that prompt the GAI model or tool to produce output. In addition, some software uses GAI to suggest changes, summarize information, or translate text. AI has various applications in many fields such as healthcare, finance, transportation, and law.

Recent technological developments in, and the increasingly widespread use of, AI technologies may pose risks to a Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of AI technologies. As AI technologies are used more widely, the profitability and growth of Fund holdings may be impacted, which could significantly impact the overall performance of the Fund. AI is highly reliant on the collection and analysis of large amounts of data and complex algorithms, but it is not possible nor practicable to incorporate all data that would be relevant for a task conducted by AI. Therefore, it is possible that the information provided through use of AI could be insufficient, incomplete, inaccurate or biased. AI and its current and potential future applications, including in the investment and financial sectors, as well as the regulatory frameworks within which they operate, continue to rapidly evolve, and it is impossible to predict the full extent of future applications or regulations or their impact on the Adviser or a Fund.

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INVESTMENT RESTRICTIONS

Each Fund is classified as a non-diversified, open-end management investment company. Except as noted below, each Fund operates under the following investment restrictions and may not:

(i)  acquire more than 10%, taken at the time of a particular purchase, of the outstanding voting securities of any one issuer;

(ii)  act as an underwriter of securities, except insofar as it may be deemed an underwriter for purposes of the Securities Act on disposition of securities acquired subject to legal or contractual restrictions on resale;

(iii)  purchase or sell real estate (although it may purchase securities secured by real estate or interests therein, or securities issued by companies that invest in real estate or interests therein), commodities or commodity contracts, except that each Fund may enter into (a) futures, options and options on futures, (b) forward contracts and (c) other financial transactions not requiring the delivery of physical commodities;

(iv)  make loans, but this restriction shall not prevent a Fund from (a) investing in debt obligations, (b) investing in repurchase agreements or (c) lending portfolio securities, provided, however, that it may not lend securities if, as a result, the aggregate value of all securities loaned would exceed 33% of its total assets (taken at market value at the time of such loan);

(v)  borrow, except from banks, other affiliated funds and other entities to the extent permitted under the 1940 Act;2,3,4

(vi)  invest in a security if more than 25% of a Fund’s total assets (taken at market value at the time of a particular purchase) would be invested in the securities of issuers in any particular industry or group of industries, except to the extent that the Underlying ETF invests more than 25% of its assets in an industry or group of industries. This restriction does not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or securities of other investment companies.

(vii)  issue any senior security, except to the extent permitted under the 1940 Act;5

The above restrictions are fundamental policies and may not be changed with respect to a Fund without the approval of a “majority” of the outstanding shares of a Fund, which for this purpose means the approval of the lesser of (a) more than 50% of the outstanding voting securities of a Fund or (b) 67% or more of the outstanding shares if the holders of more than 50% of the outstanding shares of a Fund are present or represented at the meeting by proxy.

In addition to the fundamental restrictions listed above, each Fund has adopted the following as non-fundamental policies:

(a)  To the extent other Calamos Funds invest in a Fund in reliance on section 12(d)(1)(G), a Fund may not acquire any securities of registered open-end investment companies or unit investment trusts in reliance on section 12(d)(1)(F) or (G) of the 1940 Act;6

2  A Fund does not intend to purchase securities when its borrowings exceed 5% of total assets.

3  A Fund’s borrowing practices are limited by the 1940 Act. Currently, under the 1940 Act, a Fund may borrow in an aggregate amount not exceeding 33 1/3% of its total assets, including the proceeds of borrowings, for any purpose, but borrowings from entities other than banks may not exceed 5% of its total assets and may be only as a temporary measure for extraordinary or emergency purposes, unless a Fund has received an exemptive order from the SEC permitting it to borrow from other affiliated funds in excess of 5% of its total assets.

4  Certain trading practices and investments, such as reverse repurchase agreements, may be considered to be borrowings or involve leverage and thus are subject to the Investment Company Act restrictions. In accordance with Rule 18f-4 under the Investment Company Act, when a Fund engages in reverse repurchase agreements and similar financing transactions, a Fund may either (i) maintain asset coverage of at least 300% with respect to such transactions and any other borrowings in the aggregate, or (ii) treat such transactions as “derivatives transactions” and comply with Rule 18f-4 with respect to such transactions. Short-term credits necessary for the settlement of securities transactions and arrangements with respect to securities lending will not be considered to be borrowings under the policy. Practices and investments that may involve leverage but are not considered to be borrowings are not subject to the policy.

5  Currently, under the 1940 Act, a “senior security” does not include any promissory note or evidence of indebtedness where the indebtedness is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the issuer at the time the loan is made. A loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed.

6  Under Section 12(d)(1)(A) of the 1940 Act, a Fund generally must limit its investment in other investment companies so that, as determined immediately after a Fund invests in another investment company: (i) not more than 3% of the outstanding voting shares of any one investment company will be owned by a Fund; (ii) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; and (iii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group, except as permitted under the 1940 Act, the rules thereunder or SEC exemptive relief. Currently, under the 1940 Act, the rules thereunder and SEC exemptive relief, a Fund may invest in other investment companies in excess of the above limitations if certain requirements are met, including (i) that a Fund complies with Rule 12d1-4 under the 1940 Act or (ii) that any Fund whose shares are acquired by another Fund in accordance with Section 12(d)(1)(G) of the 1940 Act shall not purchase securities of a registered open-end investment company or registered unit investment trust in reliance on either Section 12(d)(1) (F) or Section 12(d)(1)(G) of the 1940 Act. A Fund may also invest without limitation in money market funds, provided a Fund complies with Rule 12d1-1 under the 1940 Act. These limitations do not apply in connection with a merger, consolidation, reorganization or acquisition of substantially all the assets of another investment company.

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(b)  A Fund may not invest in companies for the purpose of exercising control or management;

(c)  A Fund may not purchase securities on margin (except for use of such short-term credits as are necessary for the clearance of transactions, including transactions in options, futures and options on futures), or participate on a joint or a joint and several basis in any trading account in securities, except in connection with transactions in options, futures and options on futures;

(d)  A Fund may not make short sales of securities, except that a Fund may make short sales of securities (i) if a Fund owns an equal amount of such securities, or owns securities that are convertible or exchangeable, without payment of further consideration, into an equal amount of such securities, (ii) other than those described in clause (i), provided that no more than 20% of its net assets would be deposited with brokers as collateral or allocated to segregated accounts in connection with all outstanding short sales other than those described in clause (i);

(e)  A Fund will invest no more than 15% of its net assets in illiquid securities. Illiquid securities mean any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

The non-fundamental investment restrictions above may be changed by the Board of Trustees without shareholder approval. Notwithstanding the foregoing investment restrictions, a Fund may purchase securities pursuant to the exercise of subscription rights. Far Eastern and European corporations frequently issue additional capital stock by means of subscription rights offerings to existing shareholders at a price substantially below the market price of the shares. The failure to exercise such rights would result in a Fund’s interest in the issuing company being diluted. The market for such rights is not well developed in all cases and, accordingly, a Fund may not always realize full value on the sale of rights. The exception applies in cases where the limits set forth in the investment restrictions would otherwise be exceeded by exercising rights or would have already been exceeded as a result of fluctuations in the market value of a Fund’s portfolio securities with the result that a Fund would be forced either to sell securities at a time when it might not otherwise have done so, to forego exercising the rights.

MANAGEMENT

TRUSTEES AND OFFICERS

The management of the Trust, including general supervision of the duties performed for the Funds under the investment management agreement between the Trust and Calamos Advisors, is the responsibility of its Board of Trustees. Each trustee elected will hold office for the lifetime of the Trust or until such trustee’s earlier resignation, death or removal; however, each trustee who is not an interested person of the Trust shall retire as a trustee at the end of the calendar year in which the trustee attains the age of 75 years.

The following table sets forth each trustee’s name, year of birth, position(s) with the Trust, number of portfolios in the Calamos Fund Complex overseen, principal occupation(s) during the past five years and other directorships held, and date first elected or appointed. Each trustee oversees each series of the Trust, including each Fund.

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TRUSTEES WHO ARE INTERESTED PERSONS OF THE TRUST:

NAME AND YEAR OF BIRTH	POSITION(S) AND LENGTH OF TIME WITH THE TRUST	PORTFOLIOS IN FUND COMPLEX OVERSEEN	PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS AND OTHER DIRECTORSHIPS	EXPERIENCE, QUALIFICATIONS, ATTRIBUTES, SKILLS FOR BOARD MEMBERSHIP
John P. Calamos, Sr. (1940)*	Chairman, Trustee and President (since 2014)	72	Founder, Chairman and Global Chief Investment Officer, Calamos Asset Management, Inc. (“CAM”), Calamos Investments LLC (“CILLC”), Calamos Advisors LLC and its predecessor (“Calamos Advisors”) and Calamos Wealth Management LLC (“CWM”); Global Chief Investment Officer, Calamos Antetokounmpo Asset Management LLC, doing business as CGAM (“CGAM”); Director, CAM; and previously Chief Executive Officer, Calamos Financial Services LLC and its predecessor (“CFS”), CAM, CILLC, Calamos Advisors, and CWM	Served for multiple years as a trustee of the Trust; more than 25 years of experience in the financial services industry; experience serving on boards of other entities, including other investment companies; and earned a Masters of Business Administration degree

John S. Koudounis (1966)*	Trustee (since September 2025) and Vice President (since 2016)	75^^	President (since February 2021) and Chief Executive Officer, CAM, CILLC, Calamos Advisors, CWM, and CFS (since 2016); Chairman and Chief Executive Officer (since 2022), CGAM; Director, CAM (since 2016); prior thereto President and Chief Executive Officer (2010-2016), Mizuho Securities USA Inc.	More than 25 years of experience in the financial services industry; experience serving on boards of other entities, including other investment companies.

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TRUSTEES WHO ARE NOT INTERESTED PERSONS OF THE TRUST:

NAME AND YEAR OF BIRTH	POSITION(S) AND LENGTH OF TIME WITH THE TRUST	PORTFOLIOS IN FUND COMPLEX^ OVERSEEN	PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS AND OTHER DIRECTORSHIPS	EXPERIENCE, QUALIFICATIONS, ATTRIBUTES, SKILLS FOR BOARD MEMBERSHIP
Hugh P. Armstrong (1961)	Trustee (since September 2025)	72	Partner (1997-2021) of PricewaterhouseCoopers LLP (professional services firm) (held various positions from 1988-1997); Chair of the Board of Trustees of Escuela De Guadalupe School (since 2024 and Trustee 2014-2017 and since 2021); Trustee and Treasurer of Denver Ballet Guild Endowment Trust (since 2021); Director of the Friends of Queen’s University of Belfast (since 2024); Former Chair of the Board and Trustee of St. Mary’s Academy (2004-2012); Former Chair and President of the Learning Source (1999-2004)	More than 25 years of experience in the financial services industry.

Virginia G. Breen (1964)	Trustee (since 2015)	72	Private Investor; Trustee, UBS NY Fund Cluster (open-end funds) (since 2023)**; Director, Paylocity Holding Corporation (since 2018); Trustee, Neuberger Berman Private Equity Registered Funds (registered private equity funds) (since 2015)***; Director, UBS A&Q Fund Complex (closed-end funds) (since 2008)****; Trustee, Jones Lang LaSalle Income Property Trust, Inc. (REIT) (2004-2023); Director, Tech and Energy Transition Corporation (blank check company) (2021-2023))	Served for multiple years as a trustee of the Trust; more than 25 years of experience in the financial services industry; experience serving on boards of other entities, including other investment companies; and earned a Masters of Business Administration degree

John E. Neal (1950)	Trustee (since 2014); Lead Independent Trustee (since 2019)	75^^	Retired; private investor; Director, Creation Investments (private international microfinance company); Director, Equity Residential Trust (publicly-owned REIT); Director, Centrust Bank (Northbrook, Illinois community bank); formerly, Director, Neuro-ID (private company providing prescriptive analytics for the risk industry) (until 2021); formerly, Partner, Linden LLC (health care private equity) (until 2018)	Served for multiple years as a trustee of the Trust; more than 25 years of experience in the financial services industry; experience serving on boards of other entities, including other investment companies; and earned a Masters of Business Administration degree

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Jeffrey S. Phlegar (1966)	Trustee (since September 2025)	72	Chairman and CEO of MacKay Shields (2011-2024); EVP and Chief Investment Officer AllianceBernstein (1988- 2011); former Senior member of the Management and M&A Committees of New York Life Investment Management, LLC (2018-Q1/2024); Chairman of the Plainview Funds (Irish QIAF) Board of Directors (2013- Q1/2024); Advisory Committee Member – Brewer Lane Ventures Fund I & II (2020-Present)	More than 25 years of experience in the financial services industry; experience serving on boards of other entities, including other investment companies; and earned a Masters of Business Administration degree.

William R. Rybak (1951)	Trustee (since 2014)	72	Private investor; Chairman (since 2016) and Director (since 2010), Christian Brothers Investment Services Inc.; Trustee, Jackson Credit Opportunities Fund (since 2023); Trustee, JNL Series Trust and JNL Investors Series Trust (since 2007), JNL Variable Fund LLC (2007-2020), Jackson Variable Series Trust (2018-2020) and JNL Strategic Income Fund LLC (2007-2018), (open-end mutual funds)*****; Trustee, Lewis University (since 2012); formerly Director, Private Bancorp (2003-2017); Executive Vice President and Chief Financial Officer, Van Kampen Investments, Inc. and subsidiaries (investment manager) (until 2000)	Served for multiple years as a trustee of the Trust; more than 25 years of experience in the financial services industry; experience serving on boards of other entities, including other investment companies; and earned a Masters of Business Administration degree

Karen L. Stuckey (1953)	Trustee (since 2022)	72	Partner (1990-2012) of PricewaterhouseCoopers LLP (professional services firm) (held various positions 1975-1990); Member of Executive, Nominating, and Audit Committees and Chair of Finance Committee (1992-2006); formerly, Trustee, Denver Board of Oppenheimer Funds (open-end mutual funds) (2012-2019)	More than 25 years of experience in the financial services industry; experience serving on boards of other entities, including other investment companies

Christopher M. Toub (1959)	Trustee (since 2022)	75^^	Private investor; formerly Director of Equities, AllianceBernstein LP (until 2012)	More than 25 years of experience in the financial services industry; experience serving on boards of other entities, including other investment companies; and earned a Masters of Business Administration degree

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NAME AND YEAR OF BIRTH	POSITION(S) AND LENGTH OF TIME WITH THE TRUST	PORTFOLIOS IN FUND COMPLEX^ OVERSEEN	PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS AND OTHER DIRECTORSHIPS	EXPERIENCE, QUALIFICATIONS, ATTRIBUTES, SKILLS FOR BOARD MEMBERSHIP
Lloyd A. Wennlund (1957)	Trustee (since 2022)	72	Board Member, Mutual Fund Directors Forum (2023-present); Trustee and Chairman, Datum One Series Trust (since 2020)******; Expert Affiliate, Bates Group, LLC (financial services consulting and expert testimony firm) (since 2018); Executive Vice President, The Northern Trust Company (1989-2017); President and Business Unit Head of Northern Funds and Northern Institutional Funds (1994-2017); Director, Northern Trust Investments (1998-2017); Governor (2004-2017) and Executive Committee member (2011-2017), Investment Company Institute Board of Governors; Member, Securities Industry Financial Markets Association (SIFMA) Advisory Council, Private Client Services Committee and Private Client Steering Group (2006-2017); Board Member, Chicago Advisory Board of the Salvation Army (2011-2019)	More than 25 years of experience in the financial services industry; experience serving on boards of other entities, including other investment companies and earned a Masters of Business Administration degree

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^ The Fund Complex consists of Calamos Investment Trust, Calamos Advisors Trust, Calamos Convertible Opportunities and Income Fund, Calamos Convertible and High Income Fund, Calamos Strategic Total Return Fund, Calamos Global Total Return Fund, Calamos Global Dynamic Income Fund, Calamos Dynamic Convertible and Income Fund, Calamos Long/Short Equity & Dynamic Income Trust, Calamos ETF Trust, Calamos Antetokounmpo Sustainable Equities Trust, Calamos Aksia Alternative Credit and Income Fund, Calamos Aksia Private Equity and Alternatives Fund, and Calamos Aksia Hedged Strategies Fund.

^^   Messrs. Koudounis, Neal, and Toub are the only Trustees of the Trust who oversee Calamos Aksia Alternative Credit and Income Fund, Calamos Aksia Private Equity and Alternatives Fund, and Calamos Aksia Hedged Strategies Fund.

*   Messrs. Calamos and Koudounis are trustees who are each an “interested person” of the Trust as defined in the 1940 Act because each is an officer of the Trust and is an affiliated person of Calamos Advisors and CFS.

** Overseeing forty-one portfolios in fund complex.

*** Overseeing nineteen portfolios in fund complex.

**** Overseeing four portfolios in fund complex.

***** Overseeing 134 portfolios in fund complex.

****** Overseeing eleven portfolios in fund complex.

The address of each trustee is 2020 Calamos Court, Naperville, Illinois 60563.

OFFICERS. The preceding table gives information about John P. Calamos, Sr., who is Chairman, Trustee, and President of the Trust and John S. Koudounis, who is Trustee and Vice President of the Trust. The following table sets forth each other officer’s name, year of birth, position with the Trust and date first appointed to that position, and principal occupation(s) during the past five years. Each officer serves until his or her successor is chosen and qualified or until his or her resignation or removal by the Board of Trustees.

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NAME AND YEAR OF BIRTH	POSITION(S) WITH TRUST	PRINCIPAL OCCUPATION(S)
Stephen Atkins (1965)	Treasurer (since 2022)	Senior Vice President, Head of Fund Administration (since February 2020), Calamos Advisors; prior thereto Consultant, Fund Accounting and Administration, Vx Capital Partners (March 2019-February 2020); Chief Financial Officer and Treasurer of SEC Registered Funds, and Senior Vice President, Head of European Special Purpose Vehicles Accounting and Administration, Avenue Capital Group (2010-2018)

Daniel Dufresne (1974)	Vice President (since 2022)	Executive Vice President and Chief Operating Officer, CAM, CILLC, Calamos Advisors, and CWM (since April 2021); President, CGAM (since 2022); prior thereto Citadel (1999-2020); Partner (2008-2020); Managing Director, Global Treasurer (2008-2020); Global Head of Operations (2011-2020); Global Head of Counterparty Strategy (2018-2020); Senior Advisor to the COO (2020); CEO, Citadel Clearing LLC (2015-2020).

Thomas E. Herman (1961)	Vice President (since 2016) and Chief Financial Officer (2016-2017 and since 2019)	Executive Vice President (since February 2021) and Chief Financial Officer, CAM, CILLC, Calamos Advisors, and CWM (since 2016); Chief Financial Officer and Treasurer, CGAM (since 2022); prior thereto, Chief Financial Officer and Treasurer, Harris Associates (2010-2016)

Walter Kelly (1970)	Chief Compliance Officer (since 2025)	Senior Vice President, Chief Compliance Officer - Calamos Funds (since 2025), Co-Chief Compliance Officer - Calamos Advisors (since 2025); prior thereto, General Counsel, Cedar Pine, LLC (2021-2025); Chief Compliance Officer SBB Research Group, LLC (2021-2025); Managing Director Nuveen Investments (2017-2020), Senior Vice President (2008-2017) and Chief Compliance Officer Nuveen Funds (2006-2020).

Thomas P. Kiley III (1968)	Vice President (since 2024)	Senior Vice President, Chief Distribution Officer (since 2024), CAM, CILLC, and Calamos Advisors; Principal Executive Officer and Chief Distribution Officer (since 2024), CFS; Vice President (since 2024), CGAM; prior thereto Managing Director, RIA Eastern Divisional Sales Manager, Blackrock Investments, Inc. (2017-2024)

Erik D. Ojala (1975)	Vice President and Secretary (since 2023)	Senior Vice President, General Counsel and Secretary, CAM, CILLC, Calamos Advisors, CWM (since 2023); Chief Legal Officer, CGAM (since 2023); General Counsel and Secretary, CFS (since 2023); prior thereto, Executive Vice President and General Counsel (2017-2023), Secretary (2010-2023) and Chief Compliance Officer (2021-2023), Harbor Capital Advisors, Inc.; Director and Secretary (2019-2023) and Chief Compliance Officer (2022-2023), Harbor Trust Company, Inc.; Director, Executive Vice President (2017-2023) and Chief Compliance Officer (2017-2021, 2022-2023), Harbor Funds Distributors, Inc.; Director (2017-2023), Assistant Secretary (2014-2023) and Chief Compliance Officer (2022-2023), Harbor Services Group, Inc.; Chief Compliance Officer, Harbor ETF Trust (2021-2023) ; and Chief Compliance Officer of Harbor Funds (2017-2023).

The address of each officer is 2020 Calamos Court, Naperville, Illinois 60563.

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COMMITTEES OF THE BOARD OF TRUSTEES. The Trust’s Board of Trustees has established five standing committees: the Executive Committee, the Dividend Committee, the Audit Committee, the Valuation Committee and the Governance Committee.

Executive Committee. Messrs. John Calamos and John E. Neal are members of the executive committee, which has authority during intervals between meetings of the Board of Trustees to exercise the powers of the board, with certain exceptions. John Calamos is an interested trustee of the Trust.

Dividend Committee. Mr. John Calamos serves as the sole member of the dividend committee. The dividend committee is authorized, subject to Board review, to declare distributions on the Fund Shares of the Trust’s series in accordance with such series’ distribution policies, including, but not limited to, regular dividends, special dividends and short- and long-term capital gains distributions.

Audit Committee. Messrs. Armstrong, Neal, Phlegar, Rybak (Chair), Toub and Wennlund and Mses. Breen and Stuckey serve on the audit committee. The audit committee operates under a written charter adopted and approved by the board. The audit committee selects independent auditors, approves services to be rendered by the auditors, monitors the auditors’ performance, reviews the results of the Trust’s audit and responds to other matters deemed appropriate by the board. All members of the audit committee are independent trustees of the Trust.

Valuation Committee. Messrs. Armstrong, Neal, Phlegar, Rybak, Toub, and Wennlund (Chair) and Mses. Breen and Stuckey serve on the valuation committee. The valuation committee operates under a written charter approved by the board. The valuation committee oversees valuation matters of the Trust delegated to the valuation designee, including the fair valuation determinations and methodologies proposed and utilized by the valuation designee, reviews the Trust’s valuation procedures and their application by the valuation designee, reviews pricing errors and procedures for calculation of net asset value of each series of the Trust and responds to other matters deemed appropriate by the board.

Governance Committee. Messrs. Armstrong, Neal, Phlegar, Rybak, Toub and Wennlund and Mses. Breen (Chair) and Stuckey serve on the governance committee. The governance committee operates under a written charter adopted and approved by the board. The governance committee oversees the independence and effective functioning of the Board of Trustees and endeavors to be informed about good practices for fund boards. It also makes recommendations to the board regarding compensation of independent trustees. The governance committee also functions as a nominating committee by making recommendations to the Board of Trustees regarding candidates for election as non- interested trustees. The governance committee looks to many sources for recommendations of qualified trustees, including current trustees, employees of Calamos Advisors, current shareholders of a Fund, search firms that are compensated for their services and other third-party sources. Any such search firm identifies and evaluates potential candidates, conducts screening interviews and provides information to the governance committee with respect to the individual candidates and the market for available candidates. In making trustee recommendations, the governance committee considers a number of factors, including a candidate’s background, integrity, knowledge and relevant experience. These factors are set forth in an appendix to the committee’s charter. Any prospective candidate is interviewed by the trustees and officers, and references are checked. The governance committee will consider shareholder recommendations regarding potential trustee candidates that are properly submitted to the governance committee for its consideration.

A Fund shareholder who wishes to propose a trustee candidate must submit any such recommendation in writing via regular mail to the attention of the Trust’s Secretary, at the address of the Trust’s principal executive offices. The shareholder recommendation must include:

●  the number and class of all shares of the Trust’s series owned beneficially or of record by the nominating shareholder at the time the recommendation is submitted and the dates on which such shares were acquired, specifying the number of shares owned beneficially;

●  a full listing of the proposed candidate’s education, experience (including knowledge of the investment company industry, experience as a director or senior officer of public or private companies, and directorships on other boards of other registered investment companies), current employment, date of birth, business and residence address, and the names and addresses of at least three professional references;

●  information as to whether the candidate is, has been or may be an “interested person” (as such term is defined in the 1940 Act) of the Trust, Calamos Advisors or any of its affiliates, and, if believed not to be or have been an “interested person,” information regarding the candidate that will be sufficient for the committee to make such determination;

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●  the written and signed consent of the candidate to be named as a nominee and to serve as a trustee of the Trust, if elected;

●  a description of all arrangements or understandings between the nominating shareholder, the candidate and/or any other person or persons (including their names) pursuant to which the shareholder recommendation is being made, and if none, so specify;

●  the class or series and number of all shares of the Trust’s series owned of record or beneficially by the candidate, as reported by the candidate; and

●  such other information that would be helpful to the governance committee in evaluating the candidate.

The governance committee may require the nominating shareholder to furnish other information it may reasonably require or deem necessary to verify any information furnished pursuant to the procedures delineated above or to determine the qualifications and eligibility of the candidate proposed by the nominating shareholder to serve as a trustee. If the nominating shareholder fails to provide such additional information in writing within seven days of receipt of written request from the governance committee, the recommendation of such candidate will be deemed not properly submitted for consideration, and the governance committee is not required to consider such candidate.

Unless otherwise specified by the governance committee’s chairman or by legal counsel to the non-interested trustees, the Trust’s Secretary will promptly forward all shareholder recommendations to the governance committee’s chairman and the legal counsel to the non-interested trustees, indicating whether the shareholder recommendation has been properly submitted pursuant to the procedures adopted by the governance committee for the consideration of trustee candidates nominated by shareholders.

Recommendations for candidates as trustees will be evaluated, among other things, in light of whether the number of trustees is expected to change and whether the trustees expect any vacancies. During periods when the governance committee is not actively recruiting new trustees, shareholder recommendations will be kept on file until active recruitment is under way. After consideration of a shareholder recommendation, the governance committee may dispose of the shareholder recommendation.

In addition to the above committees, there is a valuation designee, appointed by the board of trustees, comprised of officers of the Trust and employees of Calamos Advisors.

The following table identifies the number of meetings the Board of Trustees and each committee held during the fiscal period ended July 31, 2025:

NUMBER OF MEETINGS DURING FISCAL PERIOD ENDED JULY 31, 2025
Board	9
Executive Committee	0
Audit Committee	4
Governance Committee	4
Dividend Committee	12
Valuation Committee	4

LEADERSHIP STRUCTURE AND QUALIFICATIONS OF THE BOARD OF TRUSTEES. The Board of Trustees is responsible for oversight of the Trust. The Trust has engaged Calamos Advisors to manage a Fund on a day-to-day basis. The Board of Trustees oversees Calamos Advisors and certain other principal service providers in the operations of each Fund. The Board of Trustees is currently composed of ten members, eight of whom are non-interested trustees. The Board of Trustees meets in-person at regularly scheduled meetings four times throughout the year. In addition, the board may meet in-person or by telephone at special meetings or on an informal basis at other times. As described above, the Board of Trustees has established five standing committees — Audit, Dividend, Executive, Governance and Valuation — and may establish ad hoc committees or working groups from time to time to assist the Board of Trustees in fulfilling its oversight responsibilities. The non-interested trustees also have engaged independent legal counsel to assist them in fulfilling their responsibilities. Such independent legal counsel also serves as counsel to the Trust.

The chairman of the Board of Trustees is an “interested person” of the Trust (as such term is defined in the 1940 Act). The non-interested trustees have appointed a lead independent trustee. The lead independent trustee serves as a liaison between Calamos Advisors and the non-interested trustees and leads the non-interested trustees in all aspects of their oversight of a Fund. Among other things, the lead independent trustee reviews and approves, with the chairman, the agenda for each board and committee meeting and facilitates communication among the Trust’s non-interested trustees. The trustees believe that the board’s leadership structure is appropriate given the characteristics and circumstances of the Trust. The trustees also believe that this structure facilitates the exercise of the board’s independent judgment in fulfilling its oversight function and efficiently allocates responsibility among committees.

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The Board of Trustees has concluded that, based on each trustee’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other trustees, each trustee should serve as a member of the board. In making this determination, the board has taken into account the actual service of the trustees during their tenure in concluding that each should continue to serve. The board also has considered each trustee’s background and experience. Set forth below is a brief discussion of the specific experience qualifications, attributes or skills of each trustee that led the board to conclude that he or she should serve as a trustee.

Each of Mses. Breen and Stuckey and Messrs. Calamos, Neal, Rybak, Toub, and Wennlund has served for multiple years as a trustee of the Trust. In addition, each of Mses. Breen and Stuckey and Messrs. Armstrong, Calamos, Koudounis, Neal, Phlegar, Rybak, Toub, and Wennlund has more than 25 years of experience in the financial services industry. Each of Mses. Breen and Stuckey and Messrs. Calamos, Koudounis, Neal, Phlegar, Rybak, Toub, and Wennlund has experience serving on boards of other entities, including other investment companies. Each of Ms. Breen and Messrs. Calamos, Neal, Phlegar, Rybak, Toub, and Wennlund has earned a Masters of Business Administration degree.

RISK OVERSIGHT. The operation of an ETF, including its investment activities, generally involves a variety of risks. As part of its oversight of a Fund, the Board of Trustees oversees risk through various regular board and committee activities. The Board of Trustees, directly or through its committees, reviews reports from, among others, Calamos Advisors, the Trust’s Compliance Officer, the Trust’s independent registered public accounting firm, outside legal counsel, and internal auditors of Calamos Advisors or its affiliates, as appropriate, regarding risks faced by a Fund and the risk management programs Calamos Advisors and certain service providers. The actual day-to-day risk management with respect to a Fund resides with Calamos Advisors and other service providers to a Fund. Although the risk management policies of Calamos Advisors and the service providers are designed to be effective, there is no guarantee that they will anticipate or mitigate all risks. Not all risks that may affect a Fund can be identified, eliminated or mitigated and some risks simply may not be anticipated or may be beyond the control of the Board of Trustees or Calamos Advisors, its affiliates or other service providers.

TRUSTEE AND OFFICER COMPENSATION. John P. Calamos, Sr. and John S. Koudounis, the trustees who are an “interested person” of the Funds, do not receive compensation from the Funds. Although they are compensated, the non-interested trustees do not receive any pension or retirement benefits from the Funds. Mr. Kelly is the only Trust officer who receives compensation from the Funds. The following table sets forth the total compensation (including any amounts deferred, as described below) paid by the Funds during the periods indicated to each of the current trustees and officers compensated by the Funds.

	Aggregate	Total Compensation
	Compensation	from Calamos
	from the Funds	Funds Complex
Name	8/1/24-7/31/25	8/1/24-7/31/25(1)
John P. Calamos, Sr.	$-	$-
John S. Koudounis*	$-	$-
Hugh P. Armstrong*	$-	$-
Virginia Breen	$3,088	$220,000
John E. Neal(2)	$3,509	$310,000	(3)
Jeffrey S. Phlegar*	$-	$-
William R. Rybak	$3,228	$230,000
Karen Stuckey	$2,947	$210,000
Christopher Toub	$2,947	$210,000
Lloyd A. Wennlund	$3,088	$220,000
Walter Kelly**	$29	$1,510

(1) Consisting of 49 portfolios as of the end of the period indicated. It should be noted that no compensation is reflected for each Fund that did not launch before July 31, 2025.

(2) Includes fees deferred during the relevant period pursuant to a deferred compensation plan. Deferred amounts are treated as though such amounts have been invested and reinvested in shares of one or more of the Funds as selected by the trustee. As of July 31, 2025 the value of the deferred compensation accounts for Mr. Neal was $3,564,427.

(3) Includes compensation received from the Calamos Aksia Alternative Credit and Income Fund in the amount of $60,000. Such compensation is subject to a different compensation schedule and allocation.

* Messrs. Armstrong, Koudounis, and Phlegar were elected to the Board effective September 1, 2025.

** Mr. Kelly was designated as Chief Compliance Officer effective July 29, 2025.

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The compensation paid to the non-interested trustees of Calamos Funds for their services as such consists of an annual retainer fee in the amount of $210,000, with annual supplemental retainers of $40,000 to the lead independent trustee, $20,000 to the chair of the audit committee and $10,000 to the chair of any other committee. Each non-interested trustee receives a meeting attendance fee of $7,000 for any special board meeting attended in person or $3,500 for any special board meeting attended by telephone.

Compensation paid to the non-interested trustees is allocated among the series of the Calamos Funds in accordance with a procedure determined from time to time by the board.

The Trust has adopted a deferred compensation plan for non-interested trustees (the “Plan”). Under the Plan, a trustee who is not an “interested person” of Calamos Advisors and has elected to participate in the Plan (a “participating trustee”) may defer receipt of all or a portion of his or her compensation from the Trust in order to defer payment of income taxes or for other reasons. The deferred compensation payable to the participating trustee is credited to the trustee’s deferred compensation account as of the business day such compensation otherwise would have been paid to the trustee. The value of a trustee’s deferred compensation account at any time is equal to what the value would be if the amounts credited to the account had instead been invested in shares of one or more of the Funds as designated by the trustee. Thus, the value of the account increases with contributions to the account or with increases in the value of the measuring shares, and the value of the account decreases with withdrawals from the account or with declines in the value of the measuring shares. If a participating trustee retires, the trustee may elect to receive payments under the plan in a lump sum or in equal annual installments over a period of five years. If a participating trustee dies, any amount payable under the Plan will be paid to the trustee’s beneficiaries. A Fund’s obligation to make payments under the Plan is a general obligation of that Fund. No Fund is liable for any other Fund’s obligations to make payments under the Plan.

Calamos Russell 2000® Structured Alt Protection ETF® — January and Calamos Russell 2000® Structured Alt Protection ETF® — April had not yet publicly offered any Fund Shares for sale prior to December 31, 2024. Accordingly, no trustee owned “beneficially” (within the meaning of that term as defined in Rule 16a-1(a)(2) under the 1934 Act) any Fund Shares of Calamos Russell 2000® Structured Alt Protection ETF® — January and Calamos Russell 2000® Structured Alt Protection ETF® — April as of December 31, 2024. As of December 31, 2024, each trustee beneficially owned (as determined pursuant to Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended (“1934 Act”)) shares in each Fund, and of all funds in a Fund Complex having values within the indicated dollar ranges.*

	Calamos Russell 2000® Structured Alt Protection ETF® – January	Calamos Russell 2000® Structured Alt Protection ETF® – April	Calamos Russell 2000® Structured Alt Protection ETF® – July	Calamos Russell 2000® Structured Alt Protection ETF® – October	AGGREGATE DOLLAR RANGE OF SHARES OF ALL FUNDS IN THE FUND COMPLEX
John P. Calamos, Sr.(1)	None	None	$1-$10,000	$1-$10,000	Over $100,000
John S. Koudounis(2)	None	None	None	None	Over $100,000
Hugh Armstrong(2)	None	None	None	None	None
Virginia G. Breen	None	None	None	None	Over $100,000
John E. Neal	None	None	None	None	Over $100,000
Jeffrey Phlegar(2)	None	None	None	None	None
William R. Rybak	None	None	None	None	Over $100,000
Karen L. Stuckey	None	None	None	None	Over $100,000
Christopher M. Toub	None	None	None	None	Over $100,000
Lloyd A. Wennlund	None	None	None	None	Over $100,000

(1)  Pursuant to Rule 16a-1(a)(2) of the 1934 Act, John P. Calamos, Sr. may be deemed to have indirect beneficial ownership of Fund shares held by Calamos Investments LLC, its subsidiaries, and its parent companies (Calamos Asset Management, Inc. and Calamos Partners LLC, and its parent company Calamos Family Partners, Inc.) due to his direct or indirect ownership interest in those entities. As a result, these amounts reflect any holdings of those entities in addition to the individual, personal accounts of John P. Calamos, Sr.

(2) Messrs. Armstrong, Koudounis, and Phlegar were elected to the Board effective September 1, 2025.

*  Valuation as of December 31, 2024.

CODE OF ETHICS. Personnel of Calamos Advisors and Calamos Financial Services LLC (“CFS”), the Funds’ distributor, are permitted to make personal securities transactions, including transactions in securities that the Trust may purchase, sell or hold, subject to requirements and restrictions set forth in the Code of Ethics of the Trust and the Code of Ethics of Calamos Advisors and CFS. The Codes of Ethics adopted pursuant to Rule 17j-1 under the 1940 Act contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities of Calamos Advisors and CFS personnel and the interests of investment advisory clients such as the Trust. Among other things, the Codes of Ethics prohibit certain types of transactions absent prior approval, impose time periods during which personal transactions may not be made in certain securities, and require the submission of duplicate broker confirmations and statements and quarterly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Codes of Ethics may be granted in particular circumstances after review by appropriate personnel.

Affiliates of Calamos Advisors and CFS, CAM, CILLC, Calamos Partners LLC (“CPL”), Calamos Family Partners, Inc. (“CFP”), and the owners of these affiliates, which include John P. Calamos, Sr. and members of his family (“Calamos Family”), may invest in and hedge investments made by them in products managed by Calamos Advisors to support the continued growth of our investment products and strategies, including investments to seed new products. Notwithstanding any provision to the contrary in the Code of Ethics, investments and corresponding hedging transactions made by Calamos Advisors, CFS, CAM, CILLC, CPL, CFP and the Calamos Family in Calamos products (excluding Closed-End Funds and ETFs) are not subject to restrictions of the Code of Ethics, such as the short-term trading ban. However, these hedging transactions are subject to pre-clearance by the Corporate Investment Committee. Calamos Advisors’ CCO and Funds’ CCO are copied in the approval process. In addition, these entities do not receive preferential treatment over clients. (They may, however, be traded together with discretionary client transactions.)

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The General Counsel may approve additional strategies or instruments based on unusual market circumstances and on the determination that the transactions would not impact the broader market or conflict with any customer activity.

PROXY VOTING PROCEDURES. Each Fund has delegated proxy voting responsibilities to Calamos Advisors, subject to the board of trustees’ general oversight. Each Fund expects Calamos Advisors to vote proxies related to that Fund’s portfolio securities for which the Fund has voting authority consistent with the Fund’s best interests. Calamos Advisors has adopted its own Proxy Voting Policies and Procedures (the “Policies”). The Policies address, among other things, conflicts of interest that may arise between the Funds’ interests, and the interests of Calamos Advisors and its affiliates.

The following is a summary of the Policies used by Calamos Advisors in voting proxies.

To assist it in voting proxies, Calamos Advisors has established a Proxy Review Committee (“committee”) comprised of representatives of its Portfolio Management (which may include portfolio managers and/or research analysts), Operations, and advisory, non-voting members from the Legal and Compliance Departments. The committee and/or its members will vote proxies using the following guidelines.

In general, if Calamos Advisors believes that a company’s management and board have interests sufficiently aligned with the Fund’s interest, Calamos Advisors will vote in favor of proposals recommended by the company’s management, including, but not by way of limitation, management’s recommendations on the election of directors but will consider both meeting attendance and number of boards each board member sits on when determining its vote.

Calamos Advisors has assigned its administrative duties with respect to the proxy analysis and voting decisions to the “Proxy Group” (the Investment team — research analysts and portfolio management), and administrative processing to its Corporate Actions Group within the Operations Department. To assist it in analyzing proxies, Calamos subscribes to Glass Lewis, an unaffiliated third-party corporate governance research service that provides in-depth analyses of shareholder meeting agendas and voting recommendations. Glass Lewis facilitates the voting of each proxy by applying Calamos’ custom proxy voting rules (“proxy voting policy”) to the proposal(s). Any proxy proposal that is not covered by the proxy voting guidelines is reviewed and considered by Calamos’ Proxy Group and voted in accordance with that review. Calamos has two sets of custom proxy voting rules: environmental, social and governance (“Sustainable Strategies”) proxy voting rules, and non-Sustainable Strategies proxy voting rules.

Finally, Calamos Advisors has established procedures to help identify and resolve conflicts of interest that might arise when voting proxies for the Funds. Calamos will generally apply its proxy voting policy to proxy proposals regardless of whether a conflict has been identified. However, in these situations, the Proxy Group will refer the proxy proposal, along with the recommended course of action, if any, to the Proxy Review Committee or a subcommittee thereof (each, a “committee”) for evaluation. The committee will independently review the proposals and determine the appropriate action to be taken. The Corporate Actions Group will then memorialize the conflict(s) and the procedures used to address the conflict.

The Trust is required to file with the SEC on Form N-PX its complete proxy voting record for the 12-month period ending June 30, by no later than August 31 of each year. The Trust’s proxy voting record for the most recent 12-month period ending June 30 will be available by August 31 of each year (1) on the SEC’s website at www.sec.gov, (2) on the Calamos Funds’ website at www.calamos.com, and (3) without charge, upon request, by calling 866.363.9219 or emailing caminfo@calamos.com.

You may obtain a copy of Calamos Advisors’ Policies by calling 866.363.9219, by emailing caminfo@calamos.com, or by writing Calamos Advisors at: Calamos Investments, Attn: Client Services, 2020 Calamos Court, Naperville, IL 60563, and on the SEC’s website at www.sec.gov.

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DISCLOSURE OF PORTFOLIO HOLDINGS. The Trust has adopted a policy regarding the disclosure of information about the Trust’s portfolio holdings. The Board must approve all material amendments to this policy. A Fund’s portfolio holdings are publicly disseminated each day a Fund is open for business through financial reporting and news services including publicly accessible Internet web sites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Fund Shares, together with estimates and actual cash components, is publicly disseminated daily prior to the opening of the Exchange via the National Securities Clearing Corporation (“NSCC”). The basket represents one Creation Unit of a Fund. The Trust and Calamos Advisors will not disseminate non-public information concerning the Trust.

Calamos Advisors and CFS carry out the policies and procedures governing disclosure of portfolio security holdings, and as such have access to information regarding portfolio security holdings on a daily basis and may disclose that information to a Fund’s service providers and other third parties only in accordance with the policies and procedures adopted by the Board of Trustees.

NON-PUBLIC DISCLOSURE

Disclosures required by Applicable Law. The Funds, Calamos Advisors and CFS may disclose portfolio security holdings information of a Fund as may be required by applicable law, rule, regulation or court order. Any officer of a Fund, Calamos Advisors or CFS is authorized to disclose portfolio security holdings pursuant to these policies and procedures.

As part of each Fund’s compliance program under Rule 38a-1 under the 1940 Act, the Trust’s Chief Compliance Officer periodically will review or cause to be reviewed portfolio security holding disclosures in order to seek compliance with these policies and procedures. The Board of Trustees oversees disclosures through the reporting of the Chief Compliance Officer.

The Funds, Calamos Advisors and CFS do not receive compensation or other consideration for the disclosure of portfolio security holdings.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding Fund Shares of a Fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a company or acknowledges the existence of control.

All shares of the Funds are entered on the records of Depository Trust Company (“DTC”), a security depository, in the name of its nominee for the account of a participant of DTC (“DTC Participant”). As of October 31, 2025, the name and percentage ownership of each DTC Participant that owned of record 5% or more of the outstanding shares of the Funds were as follows:

Fund	Registration	Number of Shares % Fund
Calamos Russell 2000® Structured Alt Protection ETF® – January	CHARLES SCHWAB & CO., INC.	1,529,176.00
	2423 E LINCOLN DRIVE	67.96%
	PHOENIX AZ 85016-1215

	NATIONAL FINANCIAL SERVICES LLC	323,868.00
	499 WASHINGTON BLVD	14.39%
	JERSEY CITY NJ 07310

	STATE STREET BANK & TRUST/STATE STREET TOTALETF	175,000.00
	1776 HERITAGE DRIVE	7.78%
	NORTH QUINCY MA 02169

Calamos Russell 2000® Structured Alt Protection ETF® – April	CHARLES SCHWAB & CO., INC.	140,973.00
	2423 E LINCOLN DRIVE	51.26%
	PHOENIX AZ 85016-1215

	NATIONAL FINANCIAL SERVICES LLC	54,891.00
	499 WASHINGTON BLVD	19.96%
	JERSEY CITY NJ 07310

	GOLDMAN SACHS & CO. LLC	26,945.00
	30 HUDSON STREET	9.8%
	PROXY DEPARTMENT
	JERSEY CITY NJ 07302

	BOFA SECURITIES, INC.	22,524.00
	9000 SOUTHSIDE BLVD	8.19%
	BLDG 300
	JACKSONVILLE FL 32256

	PERSHING LLC	15,511.00
	ONE PERSHING PLAZA	5.64%
	JERSEY CITY NJ 07399

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Fund	Registration	Number of Shares % Fund
Calamos Russell 2000® Structured Alt Protection ETF® – July	CHARLES SCHWAB & CO., INC.	449,371.00
	2423 E LINCOLN DRIVE	46.09%
	PHOENIX AZ 85016-1215

	NATIONAL FINANCIAL SERVICES LLC	346,200.00
	499 WASHINGTON BLVD	35.51%
	JERSEY CITY NJ 07310

	PERSHING LLC	102,320.00
	ONE PERSHING PLAZA	10.49%
	JERSEY CITY NJ 07399

Calamos Russell 2000® Structured Alt Protection ETF® – October	CHARLES SCHWAB & CO., INC.	525,739.00
	2423 E LINCOLN DRIVE	45.72%
	PHOENIX AZ 85016-1215

	NATIONAL FINANCIAL SERVICES LLC	304,725.00
	499 WASHINGTON BLVD	26.5%
	JERSEY CITY NJ 07310

	PERSHING LLC	226,876.00
	ONE PERSHING PLAZA	19.73%
	JERSEY CITY NJ 07399

As of October 31, 2025, the trustees and officers as a group owned less than 1%* of the outstanding shares of the Calamos Russell 2000® Structured Alt Protection ETF® — July, less than 1%* of the outstanding shares of the Calamos Russell 2000® Structured Alt Protection ETF® — October, less than 1%* of the outstanding shares of the Calamos Russell 2000® Structured Alt Protection ETF® — January, and less than 1%* of the outstanding shares of the Calamos Russell 2000® Structured Alt Protection ETF® — April.

*  Pursuant to Rule 16a-1(a)(2) of the 1934 Act, John P. Calamos, Sr. may be deemed to have indirect beneficial ownership of Fund shares held by Calamos Investments LLC, its subsidiaries, and its parent companies (Calamos Asset Management, Inc. and Calamos Partners LLC, and its parent company, Calamos Family Partners, Inc.) due to his direct or indirect ownership interest in those entities. As a result, this percentage reflects any holdings of those entities in addition to the individual, personal accounts of John P. Calamos, Sr., as applicable.

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INVESTMENT ADVISORY SERVICES

Investment Adviser

Investment management and certain other services are provided to the Trust by Calamos Advisors pursuant to a Management Agreement (the “Management Agreement”) dated September 1, 2023, as amended. Calamos Advisors also furnishes office space, equipment and management personnel to the Trust.

Each Fund pays Calamos Advisors a fee based on its average daily net assets that is accrued daily and paid on a quarterly basis.

Calamos Russell 2000® Structured Alt Protection ETF® — January pays a fee on its average daily net assets at the annual rate of 0.69% on average daily net assets.

With respect to each Acquiring Fund that invests in Fund Shares of Calamos Russell 2000® Structured Alt Protection ETF® — January, Calamos Advisors agrees to waive an amount equal to the portion of the advisory fee payable to a Fund that is attributable to the Acquiring Fund’s investment in a Fund, based on daily net assets.

Calamos Russell 2000® Structured Alt Protection ETF® — April pays a fee on its average daily net assets at the annual rate of 0.69% on average daily net assets.

With respect to each Acquiring Fund that invests in Fund Shares of Calamos Russell 2000® Structured Alt Protection ETF® — April, Calamos Advisors agrees to waive an amount equal to the portion of the advisory fee payable to a Fund that is attributable to the Acquiring Fund’s investment in a Fund, based on daily net assets.

Calamos Russell 2000® Structured Alt Protection ETF® — July pays a fee on its average daily net assets at the annual rate of 0.69% on average daily net assets.

With respect to a Fund in the Calamos Family of Funds (each an “Acquiring Fund”) that invests in Fund Shares of Calamos Russell 2000® Structured Alt Protection ETF® — July, Calamos Advisors agrees to waive an amount equal to the portion of the advisory fee payable to a Fund that is attributable to the Acquiring Fund’s investment in a Fund, based on daily net assets.

Calamos Russell 2000® Structured Alt Protection ETF® — October pays a fee on its average daily net assets at the annual rate of 0.69% on average daily net assets.

With respect to each Acquiring Fund that invests in Fund Shares of Calamos Russell 2000® Structured Alt Protection ETF® — October, Calamos Advisors agrees to waive an amount equal to the portion of the advisory fee payable to a Fund that is attributable to the Acquiring Fund’s investment in a Fund, based on daily net assets.

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Calamos Advisors is a wholly owned subsidiary of Calamos Investments LLC (“CILLC”). Calamos Asset Management, Inc. (“CAM”) is the sole manager of CILLC. As of July 31, 2025, approximately 22.4% of the outstanding interests of CILLC was owned by CAM, 77.72% by Calamos Partners LLC (“CPL”), and 0.04% by Calamos Equity Partners LLC (“CEP”). CAM is owned by John P. Calamos, Sr. and John S. Koudounis. CPL is owned by Calamos Family Partners, Inc. (“CFP”) and John S. Koudounis. CFP is beneficially owned by members of the Calamos family, including John P. Calamos, Sr. CEP is owned by John S. Koudounis and Daniel L. Dufresne. John P. Calamos, Sr., is an affiliated person of each Fund and Calamos Advisors by virtue of his position as Chairman, Trustee and President of the Trust and Chairman and Global Chief Investment Officer (“Global CIO”) of Calamos Advisors. John S. Koudounis, Thomas P. Kiley, Thomas E. Herman, Erik D. Ojala, Stephen Atkins, Daniel Dufresne, and Walter Kelly are affiliated persons of each Fund and Calamos Advisors by virtue of their positions as Trustee and Vice President; Vice President; Vice President and Chief Financial Officer; Vice President and Secretary; Treasurer; Vice President; and Chief Compliance Officer of the Trust; respectively, and as President and Chief Executive Officer; Senior Vice President and Chief Distribution Officer; Executive Vice President and Chief Financial Officer; Senior Vice President, General Counsel and Secretary; Senior Vice President and Head of Fund Administration; Executive Vice President and Chief Operating Officer; and Co-Chief Compliance Officer of Calamos Advisors, respectively.

During the periods shown below, each of the Funds paid total advisory fees to Calamos Advisors. Payments were as follows:

		Year Ended	Year Ended	Year Ended
Fund	Advisory fee	7/31/25	7/31/24	7/31/23
Calamos Russell 2000® Structured Alt Protection ETF® – January(1)	0.69%	$185,489	$-	$-
Calamos Russell 2000® Structured Alt Protection ETF® – April(2)	0.69%	$13,648	$-	$-
Calamos Russell 2000® Structured Alt Protection ETF® – July(3)	0.69%	$360,649	$24,340	$-
Calamos Russell 2000® Structured Alt Protection ETF® – October(4)	0.69%	$159,571	$-	$-

(1) Commenced operations January 2, 2025

(2) Commenced operations April 1, 2025

(3) Commenced operations July 1, 2024

(4) Commenced operations October 1, 2024

The use of the name “Calamos” in the name of the Trust and in the name of the Funds are pursuant to licenses granted by Calamos Investments LLC, and the Trust has agreed to change the names to remove those references if Calamos Advisors ceases to act as Adviser to the Funds.

EXPENSES

Out of its management fee, the Adviser pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other service and license fees, except for distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, acquired fund fees and expenses, brokerage commissions and other expenses connected with the execution of portfolio transactions, taxes, interest, and extraordinary expenses.

Fees and expenses related to a Fund’s organization and registration and qualification of a Fund and its Fund Shares under federal and state securities laws will be borne by the Adviser.

MANAGEMENT APPROACH

Calamos Advisors employs a “team of teams” approach to portfolio management, led by the Global CIO and our CIO team consisting of 5 Co-CIOs with specialized areas of investment expertise. The Global CIO and Co-CIO team are responsible for oversight of investment team resources, investment processes, performance and risk. As heads of investment verticals, Co-CIOs manage investment team members and, along with Co-Portfolio Managers and Associate Portfolio Managers, have day-to-day portfolio oversight and construction responsibilities of their respective investment strategies. While investment research professionals within each Co-CIO’s team are assigned specific strategy responsibilities, they also provide support to other investment team verticals, creating deeper insights across a wider range of investment strategies. The combination of specialized investment teams with cross-team collaboration results in what we call our team of teams approach.

This team of teams approach is further reflected in the composition of Calamos Advisors’ Investment Committee, made up of the Global CIO, the Co-CIO team, and the Global Head of Trading. Other members of the investment team participate in Investment Committee meetings in connection with specific investment related issues or topics as deemed appropriate.

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The structure and composition of the Investment Committee results in a number of benefits, as it:

●  Leads to broader perspective on investment decisions: multiple viewpoints and areas of expertise feed into consensus;

●  Promotes collaboration between teams; and

●  Functions as a think tank with the goal of identifying ways to outperform the market on a risk-adjusted basis.

The objectives of the Investment Committee are to:

●  Form the firm’s top-down macro view, market direction, asset allocation, and sector/country positioning.

●  Establish firm-wide secular and cyclical themes for review.

●  Review firm-wide and portfolio risk metrics, recommending changes where appropriate.

●  Review firm-wide, portfolio and individual security liquidity constraints.

●  Evaluate firm-wide and portfolio investment performance.

●  Evaluate firm-wide and portfolio hedging policies and execution.

●  Evaluate enhancements to the overall investment process.

David O’Donohue, Jimmy Young, Eli Pars, Jason Hill, Anthony Vecchiolla, and Jordan Rosenfeld are the Funds’ portfolio managers and are collectively referred to within this registration statement as “Portfolio Managers”. The Portfolio Managers have responsibility for allocating the portfolio across the market capitalization spectrum, sectors, and geographies within the portfolio’s eligible investment universe and for reviewing the overall composition of the portfolio to ensure compliance with its stated investment objective. The Portfolio Managers, in collaboration with other members of the Calamos Advisors investment teams, have the responsibility of overseeing the integration of each Fund’s investment approach and framework to ensure compliance with each Fund’s stated investment approach.

The Portfolio Managers also have responsibility for the day-to-day management of accounts other than a Fund. Information regarding these other accounts (and inclusive of the Funds) as of July 31, 2025 is set forth below.

Other Accounts Managed and Assets by Account Type as of July 31, 2025

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Accounts	Assets	Accounts	Assets	Accounts	Assets
David O’Donohue	34	18,207,836,590	2	11,045,646	0	-
Jimmy Young	33	18,007,379,867	0	-	0	-
Eli Pars	51	32,850,893,729	6	1,030,204,104	5,163	4,530,888,074
Jason Hill	33	18,007,379,867	0	-	0	-
Anthony Vecchiolla	34	18,151,462,555	0	-	0	-
Jordan Rosenfeld	1	64,266,535	0	-	0	-

Number of Accounts and Assets for which Advisory Fee is Performance Based as of July 31, 2025

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Accounts	Assets	Accounts	Assets	Accounts	Assets
David O’Donohue	0	-	0	-	0	-
Jimmy Young	0	-	0	-	0	-
Eli Pars	2	416,375,322	0	-	0	-
Jason Hill	0	-	0	-	0	-
Anthony Vecchiolla	0	-	0	-	0	-
Jordan Rosenfeld	0	-	0	-	0	-

The Portfolio Managers may invest for their own benefit in securities held in brokerage and fund accounts. The information shown in the table does not include information about those accounts where the Portfolio Managers or members of their family have a beneficial or pecuniary interest because no advisory relationship exists with Calamos Advisors or any of its affiliates.

Each Fund’s Portfolio Managers are responsible for managing both the Fund and other accounts, including separate accounts.

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Other than potential conflicts between investment strategies, the side-by-side management of both a Fund and other accounts may raise potential conflicts of interest due to the interest held by Calamos Advisors in an account and certain trading practices used by the portfolio managers (e.g., cross trades between a Fund and another account and allocation of aggregated trades). Calamos Advisors has developed policies and procedures reasonably designed to mitigate those conflicts. For example, Calamos Advisors will only place cross-trades in securities held by a Fund in accordance with the rules promulgated under the 1940 Act and has adopted policies designed to ensure the fair allocation of securities purchased on an aggregated basis. The allocation methodology employed by Calamos Advisors varies depending on the type of securities sought to be bought or sold and the type of client or group of clients. Generally, however, orders are placed first for those clients that have given Calamos Advisors brokerage discretion (including the ability to step out a portion of trades), and then to clients that have directed Calamos Advisors to execute trades through a specific broker. However, if the directed broker allows Calamos Advisors to execute with other brokerage firms, which then book the transaction directly with the directed broker, the order will be placed as if the client had given Calamos Advisors full brokerage discretion. Calamos Advisors and its affiliates frequently use a “rotational” method of placing and aggregating client orders and will build and fill a position for a designated client or group of clients before placing orders for other clients.

A client account may not receive an allocation of an order if: (a) the client would receive an unmarketable amount of securities based on account size; (b) the client has precluded Calamos Advisors from using a particular broker; (c) the cash balance in the client account will be insufficient to pay for the securities allocated to it at settlement; (d) current portfolio attributes make an allocation inappropriate; and (e) account specific guidelines, objectives and other account specific factors make an allocation inappropriate. Allocation methodology may be modified when strict adherence to the usual allocation is impractical or leads to inefficient or undesirable results. Calamos Advisors’ head trader must approve each instance that the usual allocation methodology is not followed and provide a reasonable basis for such instances and all modifications must be reported in writing to Calamos Advisors’ Chief Compliance Officer on a monthly basis. Investment opportunities for which there is limited availability generally are allocated among participating client accounts pursuant to an objective methodology (i.e., either on a pro rata basis or using a rotational method, as described above). However, in some instances, Calamos Advisors may consider subjective elements in attempting to allocate a trade, in which case a Fund may not participate, or may participate to a lesser degree than other clients, in the allocation of an investment opportunity. In considering subjective criteria when allocating trades, Calamos Advisors is bound by its fiduciary duty to its clients to treat all client accounts fairly and equitably.

As of July 31, 2025, Messrs. O’Donohue, Young, Pars, Hill, Vecchiolla, and Rosenfeld receive all of their compensation from Calamos Advisors. Compensation for portfolio management team members includes a competitive base salary, and an annual cash bonus (driven by investment, company, and individual performance). Portfolio managers are also eligible for Calamos Advisors’ Long-Term Incentive (“LTI”) program, which is an incentive award vesting over time that reflects appreciation and depreciation in the value of both the funds managed by such professional and the company generally. LTI awards granted in 2023 vest on a three-year schedule (25% on or about the first anniversary of the award grant, 25% on or about the second anniversary of the award grant, and 50% on or about the third anniversary of the award grant). Each investment team LTI award will be allocated as follows: (i) 33.3% to track the value of the associate’s managed strategies, (ii) 33.3% to track the Calamos strategy of the associate’s choice, and (iii) 33.3% to track the value of the firm; all over the vesting period.

The existence of these separate asset or fee-based payments could create a conflict of interest with regard to each portfolio manager’s allocation of investment opportunities among the accounts for which they act as portfolio manager. Calamos Advisors maintains policies and procedures reasonably designed to mitigate such conflicts of interest.

This compensation structure considers annually the performance of the various strategies managed by the portfolio managers, among other factors, including, without limitation, the overall performance of the firm.

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As of July 31, 2025, the portfolio managers held the following amounts in the Fund:

Portfolio Managers	Calamos Russell 2000® Structured Alt Protection ETF® – January	Calamos Russell 2000® Structured Alt Protection ETF® – April	Calamos Russell 2000® Structured Alt Protection ETF® – July	Calamos Russell 2000® Structured Alt Protection ETF® – October
Jason Hill	None	None	None	None
David O’Donohue	None	None	$10,001-$50,000	None
Eli Pars	None	None	None	None
Anthony Vecchiolla	None	None	None	None
Jimmy Young	None	None	$10,001-$50,000	None
Jordan Rosenfeld	None	None	None	None

DISTRIBUTOR

The Funds’ distributor is Calamos Financial Services LLC (“CFS” or the “Distributor”), 2020 Calamos Court, Naperville, Illinois, 60653. The Distributor has entered into a distribution agreement (the “Distribution Agreement”) with the Trust pursuant to which it distributes Fund Shares.

Fund Shares will be continuously offered for sale by the Trust through the Distributor only in Creation Units, as described below under “Transactions in Creation Units.” Fund Shares in less than Creation Units are not distributed by the Distributor. The Distributor also acts as agent for the Trust. The Distributor will deliver a Prospectus to persons purchasing Fund Shares in Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the 1934 Act and a member of the Financial Industry Regulatory Authority, Inc. The Distributor has no role in determining the investment policies of the Funds, or which securities are to be purchased or sold by the Funds.

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12b-1 Plan. The Board has adopted a distribution and service plan (“Distribution and Service Plan”) pursuant to Rule 12b-1 under the Investment Company Act (“Plan”). In accordance with its Plan, a Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. In addition, if the payment of management fees by a Fund is deemed to be indirect financing by the Fund of the distribution of its Fund Shares, such payment is authorized by the Plan. Calamos Advisors may use management fee revenue, as well as past profits or other resources, to pay for expenses incurred in connection with providing services intended to result in the sale of Fund Shares. Calamos Advisors may pay amounts to third parties for distribution or marketing services on behalf of a Fund.

The Plan was adopted in order to permit the implementation of a Fund’s method of distribution. No fees are currently paid by a Fund under the Plan, however, and there are no current plans to impose such fees. In the event such fees were to be charged, over time they would increase the cost of an investment in a Fund because they would be paid on an ongoing basis. If fees were charged under the Plan, the Trustees would receive and review at the end of each quarter a written report provided by the Distributor of the amounts expended under the Plan and the purpose for which such expenditures were made.

The Plan will remain in effect for a period of one year and is renewable from year to year with respect to a Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Trustees and (2) by a vote of the majority of the independent trustees, cast in person at a meeting called for the purpose of voting on such approval. The Plan may not be amended to increase materially the amount of fees paid by a Fund unless such amendment is approved by majority vote of the outstanding Fund Shares and by the independent trustees in the manner described above. The Plan is terminable with respect to a Fund at any time by a vote of a majority of the independent trustees or by 1940 Act majority vote of the outstanding Fund Shares.

OTHER COMPENSATION TO INTERMEDIARIES

Calamos Advisors and its affiliates are currently subject to supplemental compensation payment requests by certain securities broker-dealers, banks or other intermediaries, including third party administrators of qualified plans (each an “Intermediary”) whose customers have purchased Fund Shares. In their discretion, Calamos Advisors and its affiliates may make payments to an Intermediary for various purposes. These payments do not increase the amount paid by you or a Fund, as they are paid from the legitimate profits from these entities in what is generally referred to as “revenue sharing.”

Revenue sharing payments are generally a percentage of the account’s average annual net assets. Calamos Advisors and its affiliates may make these payments to an Intermediary for various purposes, including to help defray costs incurred by the Intermediary to educate financial advisers about a Fund so they can make recommendations and provide services that are suitable and meet shareholder needs, to access the Intermediary’s representatives, to provide marketing support and other specified services. To the extent that a Fund does not pay for these costs directly, Calamos Advisors and its affiliates may also make payments to certain financial intermediaries for administrative services such as record keeping, sub-accounting for shareholder accounts, client account maintenance support, statement preparation, transaction processing, payment of ticket charges per purchase or exchange order placed by a financial intermediary, payment of networking fees in connection with certain trading systems, or one-time payments for services such as setting up a Fund on a intermediary’s trading system.

In addition, CFS and/or Calamos Advisors may also share certain marketing expenses with intermediaries, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, sales reporting, or business building programs for such financial intermediaries to raise awareness of a Fund. CFS and/or Calamos Advisors may make payments to participate in intermediary marketing support programs which may provide CFS and/or Calamos Advisors, as applicable, with one or more of the following benefits: attendance at sales conferences, participation in meetings or training sessions, access to or information about intermediary personnel, use of an intermediary’s marketing and communication infrastructure, fund analysis tools, data and data analytics, business planning and strategy sessions with intermediary personnel, information on industry- or platform specific developments, trends and service providers, and other marketing-related services. Such payments may be in addition to, or in lieu of, the payments described above. These payments are intended to promote the sales of the Fund and to reimburse financial intermediaries, directly or indirectly, for the costs that they or their salespersons incur in connection with educational seminars, meetings, and training efforts about the Fund to enable the intermediaries and their salespersons to make suitable recommendations, provide useful services, and maintain the necessary infrastructure to make the Fund available to their customers.

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These payments may provide Intermediaries with an incentive to favor Fund Shares of a Fund over sales of shares of other ETFs or non-ETF investments. These payments may influence the Intermediary and your salesperson to recommend a Fund over another investment. Ask your salesperson or visit your Intermediary’s website for more information. You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund Shares and you should discuss this matter with your Intermediary and its representatives. A Fund may utilize an Intermediary that offers and sells Fund Shares to execute portfolio transactions for the Fund. The Fund and Calamos Advisors do not consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund.

PORTFOLIO TRANSACTIONS

Calamos Advisors is responsible for decisions to buy and sell securities for a Fund, the selection of brokers and dealers to effect the transactions and the negotiation of prices and any brokerage commissions on such transactions. Calamos Advisors may purchase options, futures or use other derivative instruments. Subject to applicable law, Calamos Advisors may determine to cross-trade securities or other instruments between client accounts.

Portfolio transactions on behalf of a Fund effected on stock or futures exchanges typically involve the payment of negotiated brokerage commissions. There is generally no stated commission in the case of securities or other instruments traded in the OTC markets, but the price a Fund pays usually includes an undisclosed dealer commission or mark- up (known as a “spread,” which is the difference between the prices at which the dealer is willing to purchase and sell the specific security or other instrument at the time, and includes the dealer’s normal profit).. For securities purchased in an underwritten offering, the price a Fund pays includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

In executing portfolio transactions, Calamos Advisors uses its best efforts to obtain for a Fund the most favorable combination of price and execution available. In seeking the most favorable combination of price and execution, Calamos Advisors considers all factors it deems relevant, including price, the size of the transaction, the nature of the market for the security, the amount of commission, the timing of the transaction taking into account market prices and trends, the execution capability of the broker- dealer and the quality of service rendered by the broker-dealer in other transactions. In certain circumstances, a Fund may determine that it is in the best interest of the Fund to waive, reimburse or prepay commissions or fees that would otherwise be applicable to the Fund’s securities or derivatives transactions.

In allocating a Fund’s portfolio brokerage transactions to unaffiliated broker-dealers, Calamos Advisors may take into consideration the research, analytical, statistical and other information and services provided by the broker-dealer, such as general economic reports and information, reports or analyses of particular companies or industry groups, market timing and technical information, and the availability of the brokerage firm’s analysts for consultation. Although Calamos Advisors believes these services have substantial value, they are considered supplemental to Calamos Advisors’ own efforts in performing its duties under the Management Agreement.

For purchases and sales of derivatives (i.e., financial instruments whose value is derived from the value of an underlying asset, interest rate or index) Calamos Advisors generally evaluates counterparties based on one or more of the following factors: reputation and financial strength; execution prices; commission costs; ability to handle complex orders; ability to give prompt and full execution, including the ability to handle difficult trades; accuracy of reports and confirmations provided; reliability, type and quality of research provided; financing costs and other associated costs related to the transaction; and whether the total cost or proceeds in each transaction is the most favorable under the circumstances.

Calamos Advisors does not guarantee any broker the placement of a predetermined amount of securities transactions in return for the research or brokerage services it provides. Calamos Advisors does, however, have internal procedures for allocating transactions in a manner consistent with its execution policies to brokers that it has identified as providing research, research-related products or services, or execution-related services of a particular benefit to its clients. Calamos Advisors has entered into client commission agreements (“CCAs”) with certain broker-dealers under which the broker-dealers may use a portion of their commissions to pay third parties or other broker-dealers that provide Calamos Advisors with research or brokerage services, as permitted under Section 28(e) of the Exchange Act. CCAs allow Calamos Advisors to direct broker-dealers to pool commissions that are generated from orders executed at that broker-dealer, and then periodically direct the broker-dealer to pay third parties or other broker-dealers for research or brokerage services. All uses of CCAs by Calamos Advisors are subject to applicable law and their best execution obligations. Brokerage and research products and services furnished by brokers may be used in servicing any or all of the clients of Calamos Advisors and such research may not necessarily be used by Calamos Advisors in connection with the accounts which paid commissions to the broker providing such brokerage and research products and services.

As permitted by Section 28(e) of the 1934 Act, Calamos Advisors may pay a broker-dealer that provides brokerage and research services an amount of commission for effecting a securities transaction for a Fund in excess of the commission that another broker-dealer would have charged for effecting that transaction if Calamos Advisors believes the amount to be reasonable in relation to the value of the overall quality of the brokerage and research services provided. Other clients of Calamos Advisors may indirectly benefit from the availability of these services to Calamos Advisors, and a Fund may indirectly benefit from services available to Calamos Advisors as a result of research services received by Calamos Advisors through transactions for other clients. In addition, Calamos Advisors may execute portfolio transactions for a Fund, to the extent permitted by law, through broker-dealers affiliated with a Fund, Calamos Advisors, CFS, or other broker-dealers distributing Fund Shares of a Fund if it reasonably believes that the combination of price and execution is at least as favorable as with unaffiliated broker-dealers, and in such transactions any such broker-dealer would receive brokerage commissions paid by a Fund.

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In certain cases, Calamos Advisors may obtain products or services from a broker that have both research and non-research uses. Examples of non-research uses are administrative and marketing functions. These are referred to as “mixed use” products. In each case, Calamos Advisors makes a good faith effort to determine the proportion of such products or services that may be used for research and non-research purposes. That determination is based upon the time spent by Calamos Advisors personnel for research and non-research uses. The portion of the costs of such products or services attributable to research usage may be defrayed by Calamos Advisors through brokerage commissions generated by transactions of its clients, including a Fund. Calamos Advisors pays the provider in cash for the non-research portion of its use of these products or services.

Conflicts of Interest: Subject to applicable law, Calamos Advisors may select brokers that furnish Calamos Advisors, the Funds, other Calamos Advisors client accounts or personnel, directly or through correspondent relationships, with research or other appropriate services which provide, in Calamos Advisors’ view, appropriate assistance to Calamos Advisors in the investment decision-making process (including with respect to futures, fixed-price offerings and OTC transactions). Such research or other services may include, to the extent permitted by law, research reports on companies, industries and securities; economic and financial data; financial publications; proxy analysis; trade industry seminars; computer data bases; research-oriented software and other services and products.

For the periods presented below, Calamos Advisors did not execute trades through CFS, its affiliated broker-dealer. For the periods indicated, the following table shows the amount of aggregate commissions related to the portfolio transactions executed for the Fund through unaffiliated broker-dealers.

	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23
	Aggregate	Aggregate	Aggregate
Description	Commissions	Commissions	Commissions
Calamos Russell 2000® Structured Alt Protection ETF® – January(1)	$10,290	$-	$-
Calamos Russell 2000® Structured Alt Protection ETF® – April(2)	$1,395	$-	$-
Calamos Russell 2000® Structured Alt Protection ETF® – July(3)	$20,940	$10,013	$-
Calamos Russell 2000® Structured Alt Protection ETF® – October(4)	$5,355	$-	$-

(1) Since commencement of operations on January 2, 2025

(2) Since commencement of operations on April 1, 2025

(3) Since commencement of operations on July 1, 2024

(4) Since commencement of operations on October 1, 2024

The following table shows the brokerage commissions paid by each Fund to brokers who furnished research services to the Fund or Calamos Advisors, and aggregate dollar amounts involved in those transactions, during the period indicated.

	FISCAL YEAR ENDED July 31, 2025
	Aggregate	Aggregate	% Of Aggregate
Fund	Portfolio Transactions	Commissions Paid	Commissions
Calamos Russell 2000® Structured Alt Protection ETF® – January(1)	$-	$10,290	0.0%
Calamos Russell 2000® Structured Alt Protection ETF® – April(2)	$-	$1,395	0.0%
Calamos Russell 2000® Structured Alt Protection ETF® – July(3)	$-	$20,940	0.0%
Calamos Russell 2000® Structured Alt Protection ETF® – October(4)	$-	$5,355	0.0%

(1) Since commencement of operations on January 2, 2025

(2) Since commencement of operations on April 1, 2025

(3) Since commencement of operations on July 1, 2024

(4) Since commencement of operations on October 1, 2024

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ADDITIONAL INFORMATION CONCERNING THE FUND SHARES

Organization and Description of Shares of Beneficial Interest

The Trust is a Delaware statutory trust and registered open-end investment company. The Trust was organized on June 17, 2013, and has authorized capital of unlimited Fund Shares of beneficial interest of no-par value that may be issued in more than one class or series. Currently, the Trust consists of forty-two actively managed series. The Board of Trustees may designate additional series.

Under Delaware law, the Trust is not required to hold an annual shareholders’ meeting if the 1940 Act does not require such a meeting. Shareholders holding two-thirds of Fund Shares outstanding of the relevant Fund may remove Trustees from office by votes cast at a meeting of Trust shareholders or by written consent.

All Fund Shares are freely transferable. Fund Shares will not have preemptive rights or cumulative voting rights, and none of the Fund Shares will have any preference to conversion, exchange, dividends, retirements, liquidation, redemption, or any other feature. Fund Shares have equal voting rights. The Trust Instrument confers upon the Board the power, by resolution, to alter the number of Fund Shares constituting a Creation Unit or to specify that Fund Shares of a Fund may be individually redeemable. The Trust reserves the right to adjust the stock prices of Fund Shares to maintain convenient trading ranges for investors. Any such adjustments would be accomplished through stock splits or reverse stock splits that would have no effect on the NAV of a Fund.

The Trust Instrument of the Trust disclaims liability of the shareholders or the officers of the Trust for acts or obligations of the Trust that are binding only on the assets and property of the Trust. The Trust Instrument provides for indemnification out of a Fund’s property for all loss and expense of a Fund’s shareholders being held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The risk of a Trust shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund itself would not be able to meet the Trust’s obligations and this risk should be considered remote.

If a Fund does not grow to a size to permit it to be economically viable, a Fund may cease operations. In such an event, shareholders may be required to liquidate or transfer their Fund Shares at an inopportune time and shareholders may lose money on their investment.

Book Entry Only System

The following information supplements, and should be read in conjunction with, the section in the Prospectus entitled “Fund Facts — Book Entry.”

The Depository Trust Company (“DTC”) acts as Securities Depository for Fund Shares. Fund Shares of a Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by NYSE and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of Fund Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Fund Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant written confirmation relating to their purchase and sale of Fund Shares.

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Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Fund Shares of a Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Fund Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Fund distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Fund Shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Fund Shares of a Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Fund Shares held through such DTC Participants will be governed by standing instructions and customary practices, and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Fund Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to Fund Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

The Trust is required to disclose on a quarterly basis the complete schedule of a Fund’s portfolio holdings with the SEC on Form N-PORT. Form N-PORT for the Trust is available on the SEC’s website at https://www.sec.gov. A Fund’s Form N-PORT may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust’s Forms N-PORT are available without charge, upon request, by calling (866) 363-9219 or by writing to Calamos ETF Trust, 2020 Calamos Court, Naperville, IL 60563.

CREATION AND REDEMPTION OF CREATION UNITS

General

A Fund will issue and sell Fund Shares only in Creation Units on a continuous basis, without an initial sales load, at their NAV next determined after receipt, on any Business Day (as defined herein), of an order in proper form. An Authorized Participant (defined below) that is not “qualified institutional buyer,” as such term is defined under Rule 144A of the Securities Act, will not be able to receive, as part of a redemption, restricted securities eligible for resale under Rule 144A.

A “Business Day” with respect to a Fund is any day on which the NYSE is open for business. As of the date of this SAI, the NYSE observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day (Washington’s Birthday), Good Friday, Memorial Day (observed), Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

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Distribution of Fund Shares

In connection with its launch, a Fund was seeded through the sale of one or more Creation Units to one or more initial investors. Initial investors participating in the seeding may be Authorized Participants or a lead market maker, other third party investor or an affiliate of a Fund or the Adviser purchasing from an Authorized Participant. Each such initial investor may sell some or all of the Fund Shares underlying the Creation Unit(s) held by them pursuant to the registration statement for a Fund (each, a “Selling Shareholder”), which Fund Shares have been registered to permit the resale from time to time after purchase. No Fund will receive any of the proceeds from the resale by the Selling Shareholders of these Fund Shares. Selling Shareholders may sell Fund Shares owned by them directly or through broker-dealers, in accordance with applicable law, on any national securities exchange on which the Fund Shares may be listed or quoted at the time of sale, through trading systems, in the over-the-counter market or in transactions other than on these exchanges or systems at fixed prices, at prevailing market prices at the time of the sale, at varying prices determined at the time of sale, or at negotiated prices. These sales may be effected through brokerage transactions, privately negotiated trades, block sales, entry into options or other derivatives transactions or through any other means authorized by applicable law. Selling Shareholders may redeem the Fund Shares held in Creation Unit size by them through an Authorized Participant. Any Selling Shareholder and any broker-dealer or agents participating in the distribution of Fund Shares may be deemed to be “underwriters” within the meaning of Section 2(a)(11) of the Securities Act, in connection with such sales. Any Selling Shareholder and any other person participating in such distribution will be subject to any applicable provisions of the Exchange Act and the rules and regulations thereunder.

Fund Deposit

The consideration for purchase of a Creation Unit of a Fund generally consists of the in-kind deposit of a designated portfolio of securities (the “Deposit Securities”) per each Creation Unit, and the Cash Component (defined below), computed as described below. The Trust reserves the right to permit or require the substitution of Deposit Cash to be added to the Cash Component to replace any Deposit Security. When accepting purchases of Creation Units for all or a portion of Deposit Cash, a Fund may incur additional costs associated with the acquisition of Deposit Securities that would otherwise be provided by an in-kind purchaser. Certain fees/costs associated with creation transactions may be waived in certain circumstances.

Together, the Deposit Securities or Deposit Cash, as applicable, and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of a Fund. The “Cash Component” is an amount equal to the difference between the NAV of Fund Shares (per Creation Unit) and the value of the Deposit Securities or Deposit Cash, as applicable. If the Cash Component is a positive number (i.e., the NAV per Creation Unit exceeds the value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such positive amount. If the Cash Component is a negative number (i.e., the NAV per Creation Unit is less than the value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such negative amount and the creator will be entitled to receive cash in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the value of the Deposit Securities or Deposit Cash, as applicable. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, if applicable, which shall be the sole responsibility of the Authorized Participant.

A Fund, through NSCC, make available on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time), the list of the names and the required number of Fund Shares of each Deposit Security or the required amount of Deposit Cash, as applicable, to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for a Fund. Such Fund Deposit is subject to any applicable adjustments as described below, to effect purchases of Creation Units of a Fund until such time as the next-announced composition of the Deposit Securities or the required amount of Deposit Cash, as applicable, is made available.

The identity and number of Fund Shares of the Deposit Securities or the amount of Deposit Cash, as applicable, required for a Fund Deposit for a Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by the Adviser with a view to the investment objective of a Fund.

The Trust reserves the right to permit or require the substitution of Deposit Cash to replace any Deposit Security, which shall be added to the Cash Component, including, without limitation, in situations where the Deposit Security: (i) may not be available in sufficient quantity for delivery; (ii) may not be eligible for transfer through the systems of DTC for corporate securities and municipal securities; (iii) may not be eligible for trading by an Authorized Participant or the investor for which it is acting; (iv) would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws; or (v) in certain other situations (collectively, “custom orders”). The adjustments described above will reflect changes known to the Adviser on the date of announcement to be in effect by the time of delivery of a Fund Deposit from certain corporate actions.

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Procedures for Purchase of Creation Units

To be eligible to place orders with the Transfer Agent to purchase a Creation Unit of a Fund, an entity must be (i) a “Participating Party” (i.e., a broker- dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”)), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see “Book Entry Only System”). In addition, each Participating Party or DTC Participant (each, an “Authorized Participant”) must execute a Participant Agreement that has been agreed to by the Distributor, and that has been accepted by the Transfer Agent, with respect to purchases and redemptions of Creation Units. Each Authorized Participant will agree, pursuant to the terms of a Participant Agreement, on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that it will pay to the Trust, an amount of cash sufficient to pay the Cash Component together with the creation transaction fee (described below), if applicable, and any other applicable fees and taxes.

All orders to purchase Fund Shares directly from a Fund must be placed for one or more Creation Units and in the manner and by the time set forth in the Participant Agreement and/or applicable order form. The order cut-off time for a Fund for orders to purchase Creation Units is expected to be 2:00 p.m. Eastern Time which time may be modified by a Fund from time-to-time by amendment to the Participant Agreement and/or applicable order form. In the case of custom orders, the order must be received by the Transfer Agent no later than 2:30 p.m. Eastern Time or such earlier time as may be designated by a Fund and disclosed to Authorized Participants. The date on which an order to purchase Creation Units (or an order to redeem Creation Units, as set forth below) is received and accepted is referred to as the “Order Placement Date.”

An Authorized Participant may require an investor to make certain representations or enter into agreements with respect to the order (e.g., to provide for payments of cash, when required). Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to purchase Fund Shares directly from a Fund in Creation Units have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.

On days when the Exchange closes earlier than normal, a Fund may require orders to create Creation Units to be placed earlier in the day. In addition, if a market or markets on which a Fund’ investments are primarily traded is closed, a Fund will also generally not accept orders on such day(s). Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Transfer Agent pursuant to procedures set forth in the Participant Agreement and in accordance with the applicable order form. On behalf of a Fund, the Transfer Agent will notify the Custodian of such order. The Custodian will then provide such information to the appropriate local sub-custodian(s). Those placing orders through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Transfer Agent by the cut-off time on such Business Day. Economic or market disruptions or changes, or telephone or other communication failures may impede the ability to reach the Transfer Agent or an Authorized Participant.

Fund Deposits must be delivered by an Authorized Participant through the Federal Reserve System (for cash) or through DTC (for corporate securities), through a sub-custody agent (for foreign securities) and/or through such other arrangements allowed by the Trust or its agents. With respect to foreign Deposit Securities, the Custodian shall cause the sub-custodian of a Fund to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, such Deposit Securities (or Deposit Cash for all or a part of such securities, as permitted or required), with any appropriate adjustments as advised by the Trust. Foreign Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian. A Fund Deposit transfer must be ordered by the Authorized Participant in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities or Deposit Cash, as applicable, to the account of the applicable Fund or its agents by no later than 12:00 p.m. Eastern Time (or such other time as specified by the Trust) on the Settlement Date. If a Fund or its agents do not receive all of the Deposit Securities, or the required Deposit Cash in lieu thereof, by such time, then the order may be deemed rejected and the Authorized Participant shall be liable to a Fund for losses, if any, resulting therefrom. The “Settlement Date” for a Fund is generally the second Business Day after the Order Placement Date. All questions as to the number of Deposit Securities or Deposit Cash to be delivered, as applicable, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities or cash, as applicable, will be determined by the Trust, whose determination shall be final and binding. The amount of cash represented by the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than the Settlement Date. If the Cash Component and the Deposit Securities or Deposit Cash, as applicable, are not received by the Custodian in a timely manner by the Settlement Date, the creation order may be cancelled. Upon written notice to the Transfer Agent, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of the applicable Fund.

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The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to the applicable cut-off time and the federal funds in the appropriate amount are deposited by 2:00 p.m. or 3:00 p.m., Eastern Time (as set forth on the applicable order form), with the Custodian on the Settlement Date. If the order is not placed in proper form as required, or federal funds in the appropriate amount are not received by 2:00 p.m. or 3:00 p.m., Eastern Time (as set forth on the applicable order form) on the Settlement Date, then the order may be deemed to be rejected and the Authorized Participant shall be liable to a Fund for losses, if any, resulting therefrom. A creation request is considered to be in “proper form” if all procedures set forth in the Participant Agreement, order form and this SAI are properly followed.

Issuance of a Creation Unit

Except as provided in this SAI, Creation Units will not be issued until the transfer of good title to the Trust of the Deposit Securities or payment of Deposit Cash, as applicable, and the payment of the Cash Component have been completed. When the sub-custodian has confirmed to the Custodian that the required Deposit Securities (or the cash value thereof) have been delivered to the account of the relevant sub-custodian or sub-custodians, the Transfer Agent and the Adviser shall be notified of such delivery, and the Trust will issue and cause the delivery of the Creation Units. The delivery of Creation Units so created generally will occur no later than the second Business Day following the day on which the purchase order is deemed received by the Transfer Agent. The Authorized Participant shall be liable to the applicable Fund for losses, if any, resulting from unsettled orders.

Creation Units may be purchased in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of Fund Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) an additional amount of cash equal to up to 115% of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”), which shall be maintained in a separate non-interest bearing collateral account. The Authorized Participant must deposit with the Custodian the Additional Cash Deposit, as applicable, by 12:00 p.m. Eastern Time (or such other time as specified by the Trust) on the Settlement Date. If a Fund or its agents do not receive the Additional Cash Deposit in the appropriate amount, by such time, then the order may be deemed rejected and the Authorized Participant shall be liable to a Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to the applicable percentage, as set forth in the Participant Agreement, of the daily market value of the missing Deposit Securities. The Participant Agreement will permit the Trust to buy the missing Deposit Securities at any time. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the value of such Deposit Securities on the day the purchase order was deemed received by the Transfer Agent plus the brokerage and related transaction costs associated with such purchases.

The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as described below under “Creation Transaction Fee,” may be charged. The delivery of Creation Units so created generally will occur no later than the Settlement Date.

Acceptance of Orders of Creation Units

The Trust reserves the right to reject an order for Creation Units transmitted to it by the Transfer Agent with respect to a Fund including, without limitation, if (a) the order is not in proper form; (b) the Deposit Securities or Deposit Cash, as applicable, delivered by the Participant are not as disseminated through the facilities of the NSCC for that date by the Custodian; (c) the investor(s), upon obtaining Fund Shares ordered, would own 80% or more of the currently outstanding Fund Shares; (d) the acceptance of a Fund Deposit would, in the opinion of counsel, be unlawful; (e) the acceptance or receipt of the order for a Creation Unit would, in the opinion of counsel to the Trust, be unlawful; or (f) in the event that circumstances outside the control of the Trust, the Custodian, the Transfer Agent and/or the Adviser make it for all practical purposes not feasible to process orders for Creation Units.

Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Distributor, the Custodian, a sub-custodian, the Transfer Agent, DTC, NSCC, Federal Reserve System, or any other participant in the creation process, and other extraordinary events. The Transfer Agent shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Trust, the Transfer Agent, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall either of them incur any liability for the failure to give any such notification. The Trust, the Transfer Agent, the Custodian and the Distributor shall not be liable for the rejection of any purchase order for Creation Units.

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All questions as to the number of Fund Shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Creation Transaction Fee

A fixed purchase (i.e., creation) transaction fee, payable to a Fund’s custodian, may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units (“Creation Order Costs”). The standard fixed creation transaction fee for a Fund is $250 for in-kind Creation Units or $100 for cash Creation Units, or such other amount as agreed to in writing between the parties, regardless of the number of Creation Units created in the transaction. A Fund may waive or adjust the standard fixed creation transaction fee from time to time. The fixed creation fee may be waived on certain orders if a Fund’s custodian has determined to waive some or all of the Creation Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.

In addition, a variable fee, payable to a Fund, of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with buying the securities with cash. A Fund may determine to prepay certain commissions or to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders, e.g., for creation orders that facilitate the rebalance of a Fund’s portfolio in a more tax efficient manner than could be achieved without such order. Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring a Fund Securities from the Trust to their account or on their order.

Risks of Purchasing Creation Units

There are certain legal risks unique to investors purchasing Creation Units directly from a Fund. Because Fund Shares may be issued on an ongoing basis, a “distribution” of Fund Shares could be occurring at any time. Certain activities that a shareholder performs as a dealer could, depending on the circumstances, result in the shareholder being deemed a participant in the distribution in a manner that could render the shareholder a statutory underwriter and subject to the prospectus delivery and liability provisions of the Securities Act. For example, a shareholder could be deemed a statutory underwriter if it purchases Creation Units from a Fund, breaks them down into the constituent Fund Shares, and sells those Fund Shares directly to customers, or if a shareholder chooses to couple the creation of a supply of new Fund Shares with an active selling effort involving solicitation of secondary-market demand for Fund Shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter.

Dealers who are not “underwriters” but are participating in a distribution (as opposed to engaging in ordinary secondary-market transactions), and thus dealing with Fund Shares as part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act.

Redemptions

Fund Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by a Fund through the Transfer Agent and only on a Business Day. Except upon liquidation of a Fund, the Trust will not redeem Fund Shares in amounts less than Creation Units. Investors must accumulate enough Fund Shares in the secondary market to constitute a Creation Unit to have such Fund Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Fund Shares to constitute a redeemable Creation Unit. Certain fees/costs associated with redemption transactions may be waived in certain circumstances.

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With respect to a Fund, the Custodian, through the NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time) on each Business Day, the list of the names and Share quantities of a Fund’s portfolio securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Fund Securities”). Fund Securities received on redemption may not be identical to Deposit Securities.

Redemption proceeds for a Creation Unit are paid either in-kind or in cash, or combination thereof, as determined by the Trust. With respect to in-kind redemptions of a Fund, redemption proceeds for a Creation Unit will consist of Fund Securities — as announced by the Custodian on the Business Day of the request for redemption received in proper form plus cash in an amount equal to the difference between the NAV of Fund Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of a Fund Securities (the “Cash Redemption Amount”), less a fixed redemption transaction fee, as applicable, as set forth below. In the event that a Fund Securities have a value greater than the NAV of Fund Shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder. Notwithstanding the foregoing, at the Trust’s discretion, an Authorized Participant may receive the corresponding cash value of the securities in lieu of the in-kind securities value representing one or more Fund Securities.

Redemption Transaction Fee

A fixed redemption transaction fee, payable to a Fund’s custodian, may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units (“Redemption Order Costs”). The standard fixed redemption transaction fee for a Fund is $250 for in-kind Creation Units or $100 for cash Creation Units, or such other amount as agreed to in writing between the parties, regardless of the number of Creation Units redeemed in the transaction. A Fund may waive or adjust the redemption transaction fee from time to time. The fixed redemption fee may be waived on certain orders if a Fund’s custodian has determined to waive some or all of the Redemption Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.

In addition, a variable fee, payable to a Fund, of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for cash redemptions, non-standard orders, or partial cash redemptions (when cash redemptions are available) of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with selling portfolio securities to satisfy a cash redemption. A Fund may determine to prepay certain commissions or to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders, e.g., for redemption orders that facilitate the rebalance of a Fund’s portfolio in a more tax efficient manner than could be achieved without such order.

Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring a Fund Securities from the Trust to their account or on their order.

Procedures for Redemption of Creation Units

Orders to redeem Creation Units must be submitted in proper form to the Transfer Agent prior to 4:00 p.m. Eastern Time. A redemption request is considered to be in “proper form” if (i) an Authorized Participant has transferred or caused to be transferred to the Trust’s Transfer Agent the Creation Unit(s) being redeemed through the book-entry system of DTC so as to be effective by the time as set forth in the Participant Agreement and (ii) a request in form satisfactory to the Trust is received by the Transfer Agent from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified in the Participant Agreement. If the Transfer Agent does not receive the investor’s Fund Shares through DTC’s facilities by the times and pursuant to the other terms and conditions set forth in the Participant Agreement, the redemption request shall be rejected.

The Authorized Participant must transmit the request for redemption, in the form required by the Trust, to the Transfer Agent in accordance with procedures set forth in the Authorized Participant Agreement. Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor’s broker through an Authorized Participant who has executed an Authorized Participant Agreement. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the Fund Shares to the Trust’s Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.

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Additional Redemption Procedures

In connection with taking delivery of Fund Shares of Fund Securities upon redemption of Creation Units, a redeeming shareholder or Authorized Participant acting on behalf of such shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of a Fund Securities are customarily traded, to which account such Fund Securities will be delivered. Deliveries of redemption proceeds generally will be made within two business days of the trade date.

The Trust may in its discretion exercise its option to redeem such Fund Shares in cash, and the redeeming investor will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that a Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Fund Shares based on the NAV of Fund Shares next determined after the redemption request is received in proper form (minus a redemption transaction fee, if applicable, and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of a Fund Securities but does not differ in NAV.

Redemptions of Fund Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and a Fund (whether or not it otherwise permits cash redemptions) reserve the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering a Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in a Fund Securities applicable to the redemption of Creation Units may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming investor of Fund Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment. Further, an Authorized Participant that is not a “qualified institutional buyer,” (“QIB”) as such term is defined under Rule 144A of the Securities Act, will not be able to receive Fund Securities that are restricted securities eligible for resale under Rule 144A. An Authorized Participant may be required by the Trust to provide a written confirmation with respect to QIB status to receive Fund Securities.

The right of redemption may be suspended or the date of payment postponed with respect to a Fund (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of Fund Shares or determination of the NAV of Fund Shares is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within normal settlement period.

The securities delivery cycles currently practicable for transferring portfolio securities to redeeming investors, coupled with foreign market holiday schedules, will require, in certain circumstances, a delivery process longer than seven calendar days for a Fund. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed below for a Fund. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices, could affect the information set forth herein at some time in the future.

Custom Baskets

Creation and Redemption baskets may differ and a Fund may accept “custom baskets.” A custom basket may include any of the following: (i) a basket that is composed of a non-representative selection of a Fund’s portfolio holdings; (ii) a representative basket that is different from the initial basket used in transactions on the same business day; or (iii) a basket that contains bespoke cash substitutions for a single Authorized Participant on a single day. Each Fund has adopted policies and procedures that govern the construction and acceptance of baskets, including heightened requirements for certain types of custom baskets. Such policies and procedures provide the parameters for the construction and acceptance of custom baskets that are in the best interests of a Fund and their shareholders, establish processes for revisions to, or deviations from, such parameters, and specify the titles and roles of the employees of the Adviser who are required to review each custom basket for compliance with those parameters. In addition, when constructing custom baskets for redemptions, the tax efficiency of a Fund may be taken into account. The policies and procedures distinguish among different types of custom baskets that may be used and impose different requirements for different types of custom baskets in order to seek to mitigate against potential risks of conflicts and/or overreaching by an Authorized Participant. The Adviser has established a governance process to oversee basket compliance for a Fund, as set forth in a Fund’s policies and procedures.

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DETERMINATION OF NET ASSET VALUE

The NAV of Fund Shares is determined at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on each day the NYSE is open. NAV is computed by determining the aggregate market value of all assets of the applicable Fund, less its liabilities, divided by the total number of Fund Shares outstanding ((assets-liabilities)/number of Fund Shares = NAV). The NYSE is closed on weekends and New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV takes into account the expenses and fees of a Fund, including management, administration, and distribution fees, which are accrued daily. The determination of NAV for a Fund for a particular day is applicable to all applications for the purchase of Fund Shares, as well as all requests for the redemption of Fund Shares, received by a Fund (or an authorized broker or agent, or its authorized designee) before the close of trading on the NYSE on that day.

Generally, securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Futures, swaps and options contracts listed for trading on a futures or options exchange or board of trade for which market quotations are generally available are valued at the last quoted sale price, or, in the absence of a sale, at the mean of the last bid and ask price. Total return swaps on exchange-listed securities are valued at the last quoted sale price, or, in the absence of a sale, at the mean of the last bid and ask price.

If market quotations are not readily available, securities or other assets will be valued at their fair market value as determined in good faith by the Adviser in accordance with procedures approved by the Board and evaluated by the Board as to the reliability of the fair value method used. In these cases, a Fund’s NAV will reflect certain portfolio securities’ fair value rather than their market price. Fair value pricing involves subjective judgments, and it is possible that the fair value determined for a security or other asset may be materially different than the value that could be realized upon the sale of that security or other asset. The fair value prices can differ from market prices when they become available or when a price becomes available. The Board has delegated execution of these procedures to Calamos Advisors as “valuation designee” for a Fund. Calamos Advisors may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. Calamos Advisors reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

A Fund may use independent pricing services to assist in calculating the value of a Fund’s securities or other assets. In addition, market prices for foreign securities are not determined at the same time of day as the NAV for a Fund. Because a Fund may invest in securities primarily listed on foreign exchanges, and these exchanges may trade on weekends or other days when a Fund does not price its Fund Shares, the value of some of a Fund’s portfolio securities may change on days when you may not be able to buy or sell Fund Shares.

In computing the NAV, a Fund value foreign securities held by a Fund at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of a security in a Fund’s portfolio, particularly foreign securities, occur after the close of trading on a foreign market but before a Fund prices its shares, the security will be valued at fair value. For example, if trading in a portfolio security is halted and does not resume before a Fund calculates its NAV, the Adviser may need to price the security using a Fund’ fair value pricing guidelines. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of a Fund’ portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of a Fund’ NAVs by short term traders. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other funds to determine NAV, or from the price that may be realized upon the actual sale of the security.

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With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies registered under the 1940 Act, a Fund’s NAV is calculated based upon the NAVs of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

DIVIDENDS AND DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES.”

General Policies

Each Fund expects to declare and distribute all of its net investment income and capital gains, if any, to shareholders as dividends at least annually. A Fund may distribute such investment income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

Dividend Distributions

Dividends and other distributions on Fund Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Fund Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Trust.

Dividend Reinvestment Service

The Trust will not make the DTC book-entry dividend reinvestment service available for use by Beneficial Owners for reinvestment of their cash proceeds, but certain individual broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of a Fund through DTC Participants for reinvestment of their dividend distributions. Investors should contact their brokers to ascertain the availability and description of these services. Beneficial Owners should be aware that each broker may require investors to adhere to specific procedures and timetables in order to participate in the dividend reinvestment service and investors should ascertain from their brokers such necessary details. If this service is available and used, dividend distributions of both investment income and realized gains will be automatically reinvested in additional whole Fund Shares issued by the Trust of the same Fund at NAV per Share. Distributions reinvested in additional Fund Shares of a Fund will nevertheless be taxable to Beneficial Owners acquiring such additional Fund Shares to the same extent as if such distributions had been received in cash.

TAXATION

This section summarizes some of the main U.S. federal income tax consequences of owning shares of a Fund. This section is current as of the date of this SAI. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or foreign tax consequences.

This federal income tax summary is based in part on the advice of counsel to a Fund. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, our counsel was not asked to review, and has not reached a conclusion with respect to the federal income tax treatment of the assets to be deposited in a Fund. This may not be sufficient for prospective investors to use for the purpose of avoiding penalties under federal tax law.

As with any investment, prospective investors should seek advice based on their individual circumstances from their own tax advisor.

Each Fund has elected to be treated and intends to qualify annually as a regulated investment company under the Code.

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To qualify for the favorable U.S. federal income tax treatment generally accorded to regulated investment companies, a Fund must, among other things, (i) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, or net income derived from interests in certain publicly traded partnerships; (ii) diversify its holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of a Fund’s assets is represented by cash and cash items (including receivables), U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer generally limited for the purposes of this calculation to an amount not greater than 5% of the value of a Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or the securities of other regulated investment companies) of any one issuer, or two or more issuers which a Fund controls and which are engaged in the same, similar or related trades or businesses, or the securities of one or more of certain publicly traded partnerships; and (iii) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and at least 90% of its net tax-exempt interest income each taxable year. There are certain exceptions for failure to qualify if the failure is for reasonable cause or is de minimis, and certain corrective action is taken and certain tax payments are made by a Fund.

For purposes of the diversification tests, the identification of the issuer (or, in some cases, issuers) of a particular investment can depend on the terms and conditions of such investment. Because there is no published Internal Revenue Service guidance or case law on how to determine the “issuer” of various derivatives that the Funds may enter into, there is a risk that the Fund will not meet the Code’s diversification requirements and will not qualify, or will be disqualified, as a regulated investment company. See discussion under heading “Tax Risk.”

As a regulated investment company, a Fund generally will not be subject to U.S. federal income tax on its investment company taxable income (as that term is defined in the Code, but without regard to the deduction for dividends paid) and net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, that it distributes to shareholders. A Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gain. If a Fund retains any net capital gain or investment company taxable income, it will generally be subject to federal income tax at regular corporate rates on the amount retained. However, if a Fund retains any net capital gain, the Fund may report the retained amount as undistributed capital gains to shareholders who, if subject to U.S. federal income tax on long-term capital gains, (i) will be required to include in income as long-term capital gain their proportionate share of such undistributed amount, and (ii) will be entitled to credit their proportionate share of the federal income tax paid by the Fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. If a Fund makes this designation, the tax basis of shares owned by a shareholder of the Fund will, for U.S. federal income tax purposes, generally be increased by the difference between the amount of undistributed net capital gain included in the shareholder’s gross income and the federal income tax deemed paid by the shareholder.

In addition, amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax unless, generally, a Fund distributes during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98.2% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the one-year period ending October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that were not distributed during those years. In order to prevent application of the excise tax, each Fund intends to make its distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Fund in October, November or December with a record date in such a month and paid by a Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

Subject to certain reasonable cause and de minimis exceptions, if a Fund fails to qualify as a regulated investment company or failed to satisfy the 90% distribution requirement in any taxable year, a Fund would be taxed as an ordinary corporation on its taxable income (even if such income were distributed to its shareholders) and all distributions out of earnings and profits would be taxed to shareholders as ordinary income.

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Distributions

Dividends paid out of a Fund’s investment company taxable income are generally taxable to a shareholder as ordinary income to the extent of a Fund’s earnings and profits, whether paid in cash or reinvested in additional shares. However, certain ordinary income distributions paid by a Fund may be taxed at long-term capital gains tax rates. In particular, dividends received by an individual shareholder from a regulated investment company such as a Fund may be treated as “qualified dividend income” that is eligible to be taxed at the same rates that apply to net capital gain, provided that certain holding period requirements are satisfied by both the Fund and shareholder and provided the dividends are attributable to qualifying dividends received by the Fund itself.

A Fund will provide notice to its shareholders of the amount of any distributions that may be taken into account as a dividend which is eligible for the long-term capital gains tax rates. A Fund cannot make any guarantees as to the amount of any distribution which will be regarded as a qualified dividend income.

Income from a Fund may also be subject to a 3.8% “Medicare tax.” This tax generally applies to net investment income if the taxpayer’s adjusted gross income exceeds certain threshold amounts, which are $250,000 in the case of married couples filing joint returns and $200,000 in the case of single individuals.

A portion of dividends from the Funds also may be eligible for the dividend-received deduction allowed to corporations, provided certain holding period and other requirements are satisfied. The eligible portion is not permitted to exceed the aggregate dividends a Fund receives from U.S. corporations. Funds with higher concentrations of securities other than stock of U.S. corporations are generally not expected to designate a significant portion of their distributions as qualifying for the dividends-received deduction.

Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, properly reported as capital gain dividends are taxable to a shareholder as long-term capital gains, regardless of how long the shareholder has held Fund Shares. The Internal Revenue Service and the Department of the Treasury have issued regulations that impose special rules in respect of capital gain dividends received through partnership interests constituting “applicable partnership interests” under Section 1061 of the Code. Shareholders receiving distributions in the form of additional Fund Shares, rather than cash, generally will have a tax basis in each such Fund Share equal to the value of a share of a Fund on the reinvestment date. A distribution of an amount in excess of a Fund’s current and accumulated earnings and profits will be treated by a shareholder as a return of capital which is applied against and reduces the shareholder’s basis in his or her Fund Shares. To the extent that the amount of any such distribution exceeds the shareholder’s basis in his or her Fund Shares, the excess will be treated by the shareholder as gain from a sale or exchange of a Fund Shares.

Shareholders will be notified annually as to the U.S. federal income tax status of distributions, and shareholders receiving distributions in the form of additional Fund Shares will receive a report as to the value of those Fund Shares.

Sale or Exchange of Fund Shares

Upon the sale or other disposition of Fund Shares which a shareholder holds as a capital asset, such a shareholder may realize a capital gain or loss, which will be long-term or short-term, depending upon the shareholder’s holding period for a Fund Shares. Generally, a shareholder’s gain or loss will be a long-term gain or loss if the Fund Shares have been held for more than one year.

Any loss realized on a sale or exchange will be disallowed to the extent that Fund Shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after disposition of Fund Shares or to the extent that the shareholder, during such period, acquires or enters into an option or contract to acquire substantially identical stock or securities. In such a case, the basis of the Fund Shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund Shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of long-term capital gain received by the shareholder with respect to such Fund Shares.

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Taxes on Purchase and Redemption of Creation Units

If a shareholder exchanges securities for Creation Units the shareholder will generally recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time plus (or minus) any Cash Component received (or paid) and the shareholder’s aggregate basis in the securities surrendered. If a shareholder exchanges Creation Units for securities, then the shareholder will generally recognize a gain or loss equal to the difference between the aggregate market value of the securities received, plus (or minus) any Cash Redemption Amount received (or paid), and such shareholder’s basis in the Creation Units. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units or Creation Units for securities cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. In addition, when a regulated investment company redeems a shareholder in kind, the regulated investment company generally is not required to recognize taxable gains in respect of the portfolio securities it distributes to the redeeming shareholder. However, a Fund may be required to recognize taxable gain on the distribution of certain securities, and the Internal Revenue Service may assert that a Fund must recognize taxable gain in respect of certain other securities that the Fund distributes to a shareholder in exchange for Creation Units, which may increase the amount of taxable gains that the Fund would otherwise be required to distribute in order to maintain its qualification as a regulated investment company and avoid a Fund-level tax.

Authorized Participants that are dealers may be subject to special tax rules and should consult their own tax advisors regarding the tax consequences of purchasing and redeeming Creation Units in their capacity as dealers.

Treatment of FLEX Options

The FLEX Options included in each Fund’s portfolio are exchange-traded options. Under Section 1256 of the Code, certain types of exchange-traded options are treated as if they were sold (i.e., “marked to market”) at the end of each year. Each Fund does not believe that some of the positions in FLEX Options held by the Fund will be subject to Section 1256, which means that the positions will not be marked to market, but the positions will be subject to the straddle rules. See discussion under heading “Options, Futures and Forward Contracts, and Swap Agreements or Derivatives.”

Options, Futures and Forward Contracts, and Swap Agreements or Derivatives

In general, option premiums received by a Fund are not immediately included in the income of the Fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option (e.g., through a closing transaction). If a call option written by a Fund is exercised and the Fund sells or delivers the underlying stock, the Fund generally will recognize capital gain or loss equal to (a) the sum of the strike price and the option premium received by the Fund minus (b) the Fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund generally will subtract the premium received for purposes of computing its cost basis in the securities purchased. Gain or loss arising in respect of a termination of a Fund’s obligation under an option other than through the exercise of the option will be short-term gain or loss depending on whether the premium income received by the Fund is greater or less than the amount paid by the Fund (if any) in terminating the transaction. Thus, for example, if an option written by a Fund expires unexercised, the Fund generally will recognize short-term gain equal to the premium received.

The tax treatment of certain positions entered into by a Fund (including options, futures contracts) forward contracts, foreign currency positions and swap agreements) may be governed by Section 1256 of the Code (“Section 1256 contracts”). Any gains or losses on Section 1256 contracts are generally considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, Section 1256 contracts held by the Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable. Each Fund does not believe that some of its positions in FLEX Options held by each Fund will be subject to Section 1256.

The Fund’s options activities, including FLEX Options, may include transactions constituting straddles for U.S. federal income tax purposes, that is, that trigger the straddle rules contained primarily in Section 1092 of the Code. In some cases, the straddle rules also could apply in connection with swap agreements. Very generally, where applicable, Section 1092 requires (i) that losses be deferred on positions deemed to be offsetting positions with respect to “substantially similar or related property,” to the extent of unrealized gain in the latter, and (ii) that the holding period of such a straddle position that has not already been held for the long-term holding period be terminated and begin anew once the position is no longer part of a straddle. Options on single stocks that are not “deep in the money” may constitute qualified covered calls, which generally are not subject to the straddle rules; the holding period on stock underlying qualified covered calls that are “in the money” although not “deep in the money” will be suspended during the period that such calls are outstanding. The straddle rules and the rules governing qualified covered calls may affect the character of gains (or losses) realized by the Fund by causing gains that would otherwise constitute long-term capital gains to be treated as short-term capital gains, and distributions that would otherwise constitute “qualified dividend income” or qualify for the dividends-received deduction to fail to satisfy the holding period requirements and therefore to be taxed as ordinary income or to fail to qualify for the dividends-received deduction, as the case may be. In addition, losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to the Fund of transactions in options, futures, forward contracts, and swap agreements are not entirely clear.

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The Fund may make one or more of the elections available under the Code which are applicable to straddles. If the Fund makes any of the elections, the amount, character and timing of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections operate to accelerate the recognition of gains or losses from the affected straddle positions. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not engage in such hedging transactions.

In addition, the Fund’s transactions in other derivative instruments (e.g., forward contracts and swap agreements), as well as any of its hedging, short sale, securities loan or similar transactions, may be subject to one or more special tax rules (e.g., notional principal contract, straddle, constructive sale, wash sale and short sale rules), which could affect the amount, timing and/or character of distributions to shareholders. The qualifying income and diversification requirements applicable to the Fund’s assets may limit the extent to which the Fund will be able to engage in transactions in options, futures contracts, forward contracts, swap agreements, and other derivative instruments.

Rules governing the tax aspects of swap agreements and other derivative instruments are in a developing stage and are not entirely clear in certain respects. Accordingly, while the Funds intend to account for such transactions in a manner it deems to be appropriate, the IRS might not accept such treatment. If it did not, the status of a Fund as a regulated investment company might be affected. Calamos Advisors intends to monitor developments in this area.

An adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a Fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a Fund-level tax.

Investments in Other Investment Companies

Each Fund’s investments in shares of other investment companies that qualify as regulated investment companies (each, an “underlying RIC”) can cause the Fund to be required to distribute greater amounts of net investment income or net capital gain than the Fund would have distributed had it invested directly in the securities held by the underlying RIC, rather than in shares of the underlying RIC. Further, the amount or timing of distributions from each Fund qualifying for treatment as a particular character (e.g., long-term capital gain, exempt interest, eligibility for dividends-received deduction, etc.) will not necessarily be the same as it would have been had the Fund invested directly in the securities held by the underlying RIC.

If a Fund receives dividends from an underlying RIC and the underlying RIC reports such dividends as qualified dividend income, then the Fund is permitted in turn to report a portion of its distributions as qualified dividend income, provided the Fund meets holding period and other requirements with respect to shares of the underlying RIC.

If a Fund receives dividends from an underlying RIC and the underlying RIC reports such dividends as eligible for the dividend-received deduction, then the Fund is permitted in turn to report its distributions derived from those dividends as eligible for the dividend-received deduction as well, provided the Fund meets holding period and other requirements with respect to shares of the underlying RIC.

Nature of Fund Investments

Certain of a Fund’s investment practices are subject to special and complex U.S. federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions; (ii) convert lower taxed long-term capital gain into higher taxed short-term capital gain or ordinary income; (iii) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited); (iv) cause a Fund to recognize income or gain without a corresponding receipt of cash; (v) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur; and (vi) adversely alter the characterization of certain complex financial transactions.

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Non-U.S. Taxes

Income and proceeds received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries, which would reduce the Fund’s return on investments in such countries. Tax treaties between certain countries and the U.S. may reduce or eliminate such taxes. Shareholders generally will not be entitled separately to claim a credit or deduction in respect of non-U.S. taxes paid or treated as paid by a Fund. In addition, a Fund’s investments in foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

Investments in Certain Non-U.S. Corporations

If a Fund holds an equity interest in any “passive foreign investment companies” (“PFICs”), which are generally certain non-U.S. corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties or capital gains) or that hold at least 50% of their assets in investments producing such passive income, a Fund could be subject to U.S. federal income tax and additional interest charges on gains and certain distributions with respect to those equity interests, even if all the income or gain is timely distributed to its shareholders. A Fund will not be able to pass through to its shareholders any credit or deduction for such taxes. A Fund may be able to make an election that could ameliorate these adverse tax consequences. For instance, a Fund may elect to mark the gains (and to a limited extent losses) in such holdings “to the market” as though it had sold (and, solely for purposes of this mark-to-market election, repurchased) its holdings in those PFICs on the last day of the Fund’s taxable year. If a Fund were to make a mark-to-market election, the Fund would recognize as ordinary income any increase in the value of such PFIC shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income. Under this election, a Fund might be required to recognize in a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the distribution requirement and would be taken into account for purposes of the 4% excise tax (described above). Dividends paid by PFICs are not treated as qualified dividend income.

Backup Withholding

A Fund may be required to withhold U.S. federal income tax from all taxable distributions and sale proceeds payable to shareholders who fail to provide a Fund with their correct taxpayer identification number or fail to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. This withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability.

Non-U.S. Shareholders

U.S. taxation of a shareholder who, as to the United States, is a nonresident alien individual, a non-U.S. trust or estate, a non-U.S. corporation or non-U.S. partnership (“non-U.S. shareholder”) depends on whether the income of a Fund is “effectively connected” with a U.S. trade or business carried on by the shareholder.

In addition to the rules described in this section concerning the potential imposition of withholding on distributions to non-U.S. persons, distributions to non-U.S. persons that are “financial institutions” may be subject to a withholding tax of 30% unless an agreement is in place between the financial institution and the U.S. Treasury to collect and disclose information about accounts, equity investments, or debt interests in the financial institution held by one or more U.S. persons or the institution is resident in a jurisdiction that has entered into such an agreement with the U.S. Treasury. For these purposes, a “financial institution” means any entity that (i) accepts deposits in the ordinary course of a banking or similar business; (ii) holds financial assets for the account of others as a substantial portion of its business; or (iii) is engaged (or holds itself out as being engaged) primarily in the business of investing, reinvesting or trading in securities, partnership interests, commodities or any interest (including a futures contract or option) in such securities, partnership interests or commodities. The Internal Revenue Service and the Department of the Treasury have issued proposed regulations providing that these withholding rules will not be applicable to the gross proceeds of share redemptions or capital gains dividends that a Fund pays.

Distributions to non-financial non-U.S. entities (other than publicly traded non-U.S. entities, entities owned by residents of U.S. possessions, non-U.S. governments, international organizations, or non-U.S. central banks), will also be subject to a withholding tax of 30% if the entity does not certify that the entity does not have any substantial U.S. owners or provide the name, address and TIN of each substantial U.S. owner. The Internal Revenue Service and the Department of Treasury have issued proposed regulations providing that these withholding rules will also not be applicable to the gross proceeds of share redemptions or capital gains dividends that a Fund pays.

51

Income Not Effectively Connected

If the income from a Fund is not “effectively connected” with a U.S. trade or business carried on by the non-U.S. shareholder, distributions of investment company taxable income will generally be subject to a U.S. tax of 30% (or lower treaty rate), which tax is generally withheld from such distributions.

Distributions of capital gain dividends and any amounts retained by a Fund which are properly reported by a Fund as undistributed capital gains will not be subject to U.S. tax at the rate of 30% (or lower treaty rate) unless the non-U.S. shareholder is a nonresident alien individual and is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements. However, this 30% tax on capital gains of nonresident alien individuals who are physically present in the United States for more than the 182 day period only applies in exceptional cases because any individual present in the United States for more than 182 days during the taxable year is generally treated as a resident for U.S. income tax purposes; in that case, he or she would be subject to U.S. income tax on his or her worldwide income at the graduated rates applicable to U.S. citizens, rather than the 30% U.S. tax. In the case of a non-U.S. shareholder who is a nonresident alien individual, a Fund may be required to withhold U.S. income tax from distributions of net capital gain unless the non-U.S. shareholder certifies his or her non-U.S. status under penalties of perjury or otherwise establishes an exemption. If a non-U.S. shareholder is a nonresident alien individual, any gain such shareholder realizes upon the sale or exchange of such shareholder’s Fund Shares in the United States will ordinarily be exempt from U.S. tax unless the gain is U.S. source income and such shareholder is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements.

Distributions from a Fund that are properly reported by a Fund as an interest-related dividend attributable to certain interest income received by a Fund or as a short-term capital gain dividend attributable to certain net short-term capital gain income received by a Fund may not be subject to U.S. federal income taxes, including withholding taxes when received by certain non-U.S. investors, provided that a Fund makes certain elections and certain other conditions are met.

In addition, capital gain distributions attributable to gains from U.S. real property interests (including certain U.S. real property holding corporations) will generally be subject to United States withholding tax and may give rise to an obligation on the part of the non-U.S. shareholder to file a United States tax return.

Income Effectively Connected

If the income from a Fund is “effectively connected” with a U.S. trade or business carried on by a non-U.S. shareholder, then distributions of investment company taxable income and capital gain dividends, any amounts retained by a Fund which are properly reported by a Fund as undistributed capital gains and any gains realized upon the sale or exchange of Fund Shares will be subject to U.S. income tax at the graduated rates applicable to U.S. citizens, residents and domestic corporations. Non-U.S. corporate shareholders may also be subject to the branch profits tax imposed by the Code. The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described herein. Non-U.S. shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in a Fund.

Capital Loss Carryforward

Net capital gains of a Fund that are available for distribution to shareholders will be computed by taking into account any applicable capital loss carryforward.

Other Taxation

Fund shareholders may be subject to state, local and foreign taxes on their Fund distributions. Shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in a Fund.

52

CUSTODIAN AND TRANSFER AGENT

State Street Bank and Trust Company (“State Street”), One Congress Street, Boston, Massachusetts 02114-2016 is the custodian for the assets of a Fund. The custodian is responsible for holding all cash and securities of a Fund, directly or through a book entry system, delivering and receiving payment for securities sold by a Fund, receiving and paying for securities purchased by a Fund, collecting income from investments of a Fund and performing other duties, all as directed by authorized persons of the Trust. The custodian does not exercise any supervisory functions in such matters as the purchase and sale of securities by a Fund, payment of dividends or payment of expenses of a Fund. State Street receives compensation for these services from the Adviser out of its management fee.

State Street also serves as transfer agent and dividend paying agent for a Fund. State Street receives compensation for these services from the Adviser out of its management fee.

FUND ACCOUNTING AND FINANCIAL ACCOUNTING AGENT

The Funds have an agreement with Ernst & Young LLP (“EY”) located at 155 N. Wacker Drive, Chicago, IL 60606 to provide certain tax services. The tax services include the following: calculating, tracking and reporting tax adjustments on all assets of the Funds, including but not limited to contingent debt and preferred trust obligations; preparing excise tax and fiscal year distribution schedules; preparing tax information required for financial statement footnotes; preparing state and federal income tax returns; preparing specialized calculations of amortization on convertible securities; preparing year-end dividend disclosure information; providing treaty-based foreign withholding tax reclaim services; providing certain global compliance and reporting services; providing a match service and analysis of the “passive foreign investment company” status of foreign corporate entities; and providing services related to corporate actions that may or may not have a tax impact on the Funds’ holdings. EY receives compensation for these services from the Adviser out of its management fee. For the fiscal year ended July 31, 2025, the Adviser paid EY $90,371 for tax services.

Under the arrangements with State Street to provide fund accounting services, State Street provides certain administrative and accounting services including providing daily reconciliation of cash, trades and positions; maintaining general ledger and capital stock accounts; preparing daily trial balance; calculating NAV; providing selected general ledger reports; preferred share compliance; calculating total returns; and providing monthly distribution analysis to a Fund. A Fund has also entered into an agreement with State Street pursuant to which State Street provides certain administration treasury services to a Fund. These services include: monitoring the calculation of expense accrual amounts for a Fund and making any necessary modifications; managing a Fund’s expenses and expense payment processing; coordinating any expense reimbursement calculations and payment; calculating net investment income dividends and capital gain distributions; coordinating the audits for a Fund; preparing financial reporting statements for a Fund; preparing certain regulatory filings; and calculating asset coverage tests for certain Calamos Funds. State Street receives compensation for these services from the Adviser out of its management fee. For the fiscal year ended July 31, 2025, the Adviser paid State Street $6,895 for fund accounting services. For the year ended July 31, 2025, the Adviser paid State Street $15,197 for administration services.

MISCELLANEOUS

Counsel. Ropes & Gray LLP, located at 191 North Wacker Drive, 32nd Floor, Chicago, IL 60606, is counsel to the Trust.

Independent Registered Public Accounting Firm. Deloitte & Touche LLP, an independent registered public accounting firm, is the Trust’s independent auditor and is located at 111 South Wacker Drive, Chicago, IL 60606. Deloitte & Touche LLP audits and reports on a Fund’s annual financial statements and performs audit, audit-related and other services when approved by the Trust’s audit committee.

FINANCIAL STATEMENTS

The Funds’ financial statements and financial highlights for the fiscal year ended July 31, 2025, as well as the report of the independent registered public accounting firm, are incorporated herein by reference from the Funds’ annual report to shareholders. See the front cover of the Funds’ statement of additional information or the back cover of the Funds’ prospectus for information on how to obtain the Funds’ annual report to shareholders.

53

EXHIBIT A—DESCRIPTION OF RATINGS7

A rating of a rating service represents the service’s opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, Calamos Advisors believes that the quality of debt securities in which a Fund invests should be continuously reviewed. A rating is not a recommendation to purchase, sell or hold a security, because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the ratings services from other sources that they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

The following is a description of the characteristics of ratings used by Moody’s Investors Service (“Moody’s”) and Standard & Poor’s Corporation, a division of The McGraw-Hill Companies (“S&P”).

MOODY’S GLOBAL SHORT-TERM RATING SCALE

P-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP: Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

MOODY’S GLOBAL LONG-TERM RATING SCALE

Aaa—Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa—Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A—Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa—Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba—Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B—Obligations rated B are considered speculative and are subject to high credit risk.

Caa—Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca—Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C—Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.*

S&P SHORT-TERM ISSUE CREDIT RATINGS

A-1: A short-term obligation rated ‘A-1’ is rated in the highest category by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligations is extremely strong.

7  The ratings indicated herein are believed to be the most recent ratings available at the date of this prospectus for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the rating indicated do not necessarily represent ratings which will be given to these securities on the date of a Fund’s fiscal year-end.

*  By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

A-2: A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.

A-3: A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitments on the obligation.

B: A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics.

The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitments.

C: A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.

D: A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to ‘D’ if it is subject to a distressed exchange offer.

S&P LONG-TERM ISSUE CREDIT RATINGS*

Issue credit ratings are based, in varying degrees, on S&P Global Ratings’ analysis of the following considerations:

●  The likelihood of payment — the capacity and willingness of the obligor to meet its financial commitments on an obligation in accordance with the terms of the obligation;

●  The nature and provisions of the financial obligation, and the promise we impute; and

●  The protection afforded by, and relative position of, the financial obligation in the event of a bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

An issue rating is an assessment of default risk but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA—An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.

AA—An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.

A—An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

BBB—An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitments on the obligation.

BB, B, CCC, CC and C—Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.

BB—An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.

*  Ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.

B—An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.

CCC—An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC—An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred, but S&P expects default to be a virtual certainty, regardless of the anticipated time to default.

C—An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.

D—An obligation rated ‘D’ is in payment default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

NR—indicates that a rating has not been assigned or is no longer assigned.

Local Currency and Foreign Currency Ratings

S&P Global Ratings’ issuer credit ratings make a distinction between foreign currency ratings and local currency ratings. A foreign currency rating on an issuer will differ from the local currency rating on it when the obligor has a different capacity to meet its obligations denominated in its local currency versus obligations denominated in a foreign currency.

CALAMOS ETF TRUST

PART C

OTHER INFORMATION

Item 28. EXHIBITS.

(a)	(i)	Amended and Restated Certificate of Trust of the Registrant (incorporated by reference to Exhibit (a)(ii) to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-1A, filed on January 23, 2023).
	(ii)	Second Amended and Restated Trust Instrument (incorporated by reference to Exhibit (a)(iii) to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-1A, filed on January 23, 2023).
(b)		Bylaws of the Registrant (incorporated by reference to Exhibit (b) to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-1A, filed on January 23, 2023).
(c)		See Articles IV, V, and VI of Exhibit (a)(ii) above and Article V of Exhibit (b) above.
(d)	(i)	Investment Advisory Agreement dated January 10, 2023 by and between Calamos ETF Trust and Calamos Antetokounmpo Asset Management LLC (incorporated by reference to Exhibit (d)(i) to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-1A, filed on January 23, 2023).
	(ii)	Sub-Advisory Agreement dated January 10, 2023 by and among Calamos Antetokounmpo Asset Management LLC, Calamos Advisors LLC and Calamos ETF Trust (incorporated by reference to Exhibit (d)(ii) to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-1A, filed on January 23, 2023).
	(iii)	Investment Advisory Agreement dated September 1, 2023 by and between Calamos ETF Trust and Calamos Advisors LLC (incorporated by reference to Exhibit (d)(iii) to Post-Effective Amendment No. 16 to Registrant’s Registration Statement on Form N-1A, filed on September 28, 2023).
	(iv)	Amendment, dated September 26, 2023, regarding Calamos CEF Income & Arbitrage ETF, to Investment Advisory Agreement by and between Calamos ETF Trust and Calamos Advisors LLC (incorporated by reference to Exhibit (d)(iv) to Post-Effective Amendment No. 18 to Registrant’s Registration Statement on Form N-1A, filed on November 21, 2023).
	(v)	Amendment, dated December 12, 2023, regarding Calamos Alternative Nasdaq® & Bond ETF, to Investment Advisory Agreement by and between Calamos ETF Trust and Calamos Advisors LLC (incorporated by reference to Exhibit (d)(v) to Post-Effective Amendment No. 22 to Registrant’s Registration Statement on Form N-1A, filed on January 10, 2024).

(vi)	Amendment, dated April 18, 2024, regarding Calamos S&P 500 Structured Alt Protection ETF® - May, Calamos S&P 500 Structured Alt Protection ETF® - August, Calamos S&P 500 Structured Alt Protection ETF® - July (formerly, Calamos S&P 500 Structured Alt Protection ETF® - November), Calamos S&P 500 Structured Alt Protection ETF® - September (formerly, Calamos S&P 500 Structured Alt Protection ETF® - February), Calamos Nasdaq-100® Structured Alt Protection ETF® - June, Calamos Nasdaq-100® Structured Alt Protection ETF® - September, Calamos Nasdaq-100® Structured Alt Protection ETF® - December, and Calamos Nasdaq-100® Structured Alt Protection ETF® - March, to Investment Advisory Agreement by and between Calamos ETF Trust and Calamos Advisors LLC (incorporated by reference to Exhibit (d)(vi) to Post-Effective Amendment No. 30 to Registrant’s Registration Statement on Form N-1A, filed on April 22, 2024).
(vii)	Amendment, dated May 22, 2024 regarding Calamos Russell 2000® Structured Alt Protection ETF® - July, Calamos Russell 2000® Structured Alt Protection ETF® - October, Calamos Russell 2000® Structured Alt Protection ETF® - January, and Calamos Russell 2000® Structured Alt Protection ETF® - April to Investment Advisory Agreement by and between Calamos ETF Trust and Calamos Advisors LLC (incorporated by reference to Exhibit (d)(vii) to Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A, filed on June 13, 2024).
(viii)	Amendment, dated August 12, 2024 regarding Calamos Laddered S&P 500® Structured Alt Protection ETF®, Calamos S&P 500® Structured Alt Protection ETF® - January, Calamos S&P 500® Structured Alt Protection ETF® - February, Calamos S&P 500® Structured Alt Protection ETF® - March, Calamos S&P 500® Structured Alt Protection ETF® - April, Calamos S&P 500® Structured Alt Protection ETF® - June, Calamos S&P 500® Structured Alt Protection ETF® - October, Calamos S&P 500® Structured Alt Protection ETF® - November, and Calamos S&P 500® Structured Alt Protection ETF® - December to Investment Advisory Agreement by and between Calamos ETF Trust and Calamos Advisors LLC (incorporated by reference to Exhibit (d)(viii) to Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A, filed on August 23, 2024).
(ix)	Amendment, dated January 10, 2025 regarding Calamos Bitcoin Structured Alt Protection ETF® - January, Calamos Bitcoin Structured Alt Protection ETF® - April, Calamos Bitcoin Structured Alt Protection ETF® - July and Calamos Bitcoin Structured Alt Protection ETF® - October to Investment Advisory Agreement by and between Calamos ETF Trust and Calamos Advisors LLC (incorporated by reference to Exhibit (d)(ix) to Post-Effective Amendment No. 52 to Registrant’s Registration Statement on Form N-1A, filed on January 17, 2025).
(x)	Amendment, dated January 23, 2025 regarding Calamos Bitcoin 90 Series Structured Alt Protection ETF® - January, Calamos Bitcoin 90 Series Structured Alt Protection ETF® - April, Calamos Bitcoin 90 Series Structured Alt Protection ETF® - July, Calamos Bitcoin 90 Series Structured Alt Protection ETF® - October, Calamos Bitcoin 80 Series Structured Alt Protection ETF® - January, Calamos Bitcoin 80 Series Structured Alt Protection ETF® - April, Calamos Bitcoin 80 Series Structured Alt Protection ETF® - July, Calamos Bitcoin 80 Series Structured Alt Protection ETF® - October, Calamos Bitcoin Structured Alt Protection ETF® - 6 Mo Jan/Jul and Calamos Bitcoin Structured Alt Protection ETF® - 6 Mo Apr/Oct to Investment Advisory Agreement by and between Calamos ETF Trust and Calamos Advisors LLC (incorporated by reference to Exhibit (d)(xi) to Post-Effective Amendment No. 53 to Registrant’s Registration Statement on Form N-1A, filed on January 31, 2025).

(xi)	Amendment, dated May 2, 2025, regarding name change of Calamos Alternative Nasdaq® & Bond ETF to Calamos Nasdaq® Equity & Income ETF to Investment Advisory Agreement by and between Calamos ETF Trust and Calamos Advisors LLC (incorporated by reference to Exhibit (d)(xi) to Post-Effective Amendment No. 57 to Registrant’s Registration Statement on Form N-1A, filed on June 23, 2025).
(xii)	Amendment, dated June 18, 2025, regarding Calamos Autocallable Income ETF to Investment Advisory Agreement by and between Calamos ETF Trust and Calamos Advisors LLC (incorporated by reference to Exhibit (d)(xii) to Post-Effective Amendment No. 57 to Registrant’s Registration Statement on Form N-1A, filed on June 23, 2025).
(xiii)	Amendment, dated August 20, 2025 regarding Calamos Laddered Bitcoin Structured Alt Protection ETF®, Calamos Laddered Bitcoin 90 Series Structured Alt Protection ETF®, and Calamos Laddered Bitcoin 80 Series Structured Alt Protection ETF® to Investment Advisory Agreement by and between Calamos ETF Trust and Calamos Advisors LLC (incorporated by reference to Exhibit (d)(xiii) to Post-Effective Amendment No. 63 to Registrant’s Registration Statement on Form N-1A, filed on September 26, 2025).
(xiv)	Amendment, dated October 9, 2025, regarding Calamos Nasdaq® Autocallable Income ETF to Investment Advisory Agreement by and between Calamos ETF Trust and Calamos Advisors LLC (incorporated by reference to Exhibit (d)(xiv) to Post-Effective Amendment No. 71 to Registrant’s Registration Statement on Form N-1A, filed on November 5, 2025).
(xv)	Investment Advisory Agreement dated June 18, 2025 between Calamos Advisors LLC and Calamos Bitcoin Structured Alt Protection ETF® - January Sub 1, Calamos Bitcoin Structured Alt Protection ETF® - April Sub 1, Calamos Bitcoin Structured Alt Protection ETF® - July Sub 1, Calamos Bitcoin Structured Alt Protection ETF® - October Sub 1, Calamos Bitcoin Structured Alt Protection ETF® - 6 Mo Jan/Jul Sub 1, Calamos Bitcoin Structured Alt Protection ETF® - 6 Mo Apr/Oct Sub 1, Calamos Bitcoin 90 Series Structured Alt Protection ETF® - January Sub 1, Calamos Bitcoin 90 Series Structured Alt Protection ETF® - April Sub 1, Calamos Bitcoin 90 Series Structured Alt Protection ETF® - July Sub 1, Calamos Bitcoin 90 Series Structured Alt Protection ETF® - October Sub 1, Calamos Bitcoin 80 Series Structured Alt Protection ETF® - January Sub 1, Calamos Bitcoin 80 Series Structured Alt Protection ETF® - April Sub 1, Calamos Bitcoin 80 Series Structured Alt Protection ETF® - July Sub 1, and Calamos Bitcoin 80 Series Structured Alt Protection ETF® - October Sub 1 (incorporated by reference to Exhibit (d)(xiii) to Post-Effective Amendment No. 57 to Registrant’s Registration Statement on Form N-1A, filed on June 23, 2025).
(xvi)	Amendment, dated September 11, 2025 regarding fund name changes to Investment Advisory Agreement by and between Calamos Advisors LLC and Calamos Bitcoin Structured Alt Protection ETF® - January Sub 1, Calamos Bitcoin Structured Alt Protection ETF - April® - Sub 1, Calamos Bitcoin Structured Alt Protection ETF® - July Sub 1, Calamos Bitcoin Structured Alt Protection ETF® - October Sub 1, Calamos Bitcoin 90 Series Structured Alt Protection ETF® - January Sub 1, Calamos Bitcoin 90 Series Structured Alt Protection ETF® - April Sub 1, Calamos Bitcoin 90 Series Structured Alt Protection ETF® - July Sub 1, Calamos Bitcoin 90 Series Structured Alt Protection ETF® - October Sub 1, Calamos Bitcoin 80 Series Structured Alt Protection ETF® - January Sub 1, Calamos Bitcoin 80 Series Structured Alt Protection ETF® - April Sub 1, Calamos Bitcoin 80 Series Structured Alt Protection ETF® - July Sub 1, and Calamos Bitcoin 80 Series Structured Alt Protection ETF® - October Sub 1 (incorporated by reference to Exhibit (d)(xv) to Post-Effective Amendment No. 63 to Registrant’s Registration Statement on Form N-1A, filed on September 26, 2025).
(xvii)	Investment Advisory Agreement dated June 18, 2025 between Calamos Advisors LLC and Calamos Autocallable Income ETF - Sub 1 (incorporated by reference to Exhibit (d)(xiv) to Post-Effective Amendment No. 57 to Registrant’s Registration Statement on Form N-1A, filed on June 23, 2025).

	(xviii)	Investment Advisory Agreement dated October 9, 2025 between Calamos Advisors LLC and Calamos Nasdaq® Autocallable Income ETF - Sub 1 (incorporated by reference to Exhibit (d)(xviii) to Post-Effective Amendment No. 71 to Registrant’s Registration Statement on Form N-1A, filed on November 5, 2025).
(e)	(i)	ETF Distribution Agreement dated December 19, 2023 between Calamos ETF Trust and Calamos Financial Services LLC (incorporated by reference to Exhibit (e)(iv) to Post-Effective Amendment No. 22 to Registrant’s Registration Statement on Form N-1A, filed on January 10, 2024).
	(ii)	First Amendment to ETF Distribution Agreement dated April 18, 2024 (incorporated by reference to Exhibit (e)(ii) to Post-Effective Amendment No. 30 to Registrant’s Registration Statement on Form N-1A, filed on April 22, 2024).
	(iii)	Second Amendment to ETF Distribution Agreement dated May 22, 2024 (incorporated by reference to Exhibit (e)(iii) to Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A, filed on June 13, 2024).
	(iv)	Third Amendment to ETF Distribution Agreement dated August 12, 2024 (incorporated by reference to Exhibit (e)(iv) to Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A, filed on August 23, 2024).
	(v)	Fourth Amendment to ETF Distribution Agreement dated January 10, 2025 (incorporated by reference to Exhibit (e)(v) to Post Effective Amendment No. 52 to Registrant’s Registration Statement on Form N-1A, filed on January 17, 2025).
	(vi)	Fifth Amendment to ETF Distribution Agreement dated January 23, 2025 (incorporated by reference to Exhibit (e)(vi) to Post Effective Amendment No. 53 to Registrant’s Registration Statement on Form N-1A, filed on January 31, 2025).

	(vii)	Sixth Amendment to ETF Distribution Agreement dated June 12, 2025 (incorporated by reference to Exhibit (e)(vii) to Post-Effective Amendment No. 57 to Registrant’s Registration Statement on Form N-1A, filed on June 23, 2025).
	(viii)	Seventh Amendment to ETF Distribution Agreement dated August 20, 2025 (incorporated by reference to Exhibit (e)(viii) to Post-Effective Amendment No. 63 to Registrant’s Registration Statement on Form N-1A, filed on September 26, 2025).
	(ix)	Eighth Amendment to ETF Distribution Agreement dated October 9, 2025 (incorporated by reference to Exhibit (d)(xiii) to Post-Effective Amendment No. 71 to Registrant’s Registration Statement on Form N-1A, filed on November 5, 2025).
(f)		Not applicable.
(g)	(i)	Master Custodian Agreement with State Street Bank and Trust Company, dated September 11, 2009 (incorporated by reference to Exhibit (g)(i) to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-1A, filed on January 23, 2023).
	(ii)	Notification of Additional Fund, dated December 21, 2022, pursuant to Master Custodian Agreement (incorporated by reference to Exhibit (g)(ii) to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-1A, filed on January 23, 2023).
	(iii)	Notification of Additional Funds, dated September 26, 2023, pursuant to Master Custodian Agreement (incorporated by reference to Exhibit (g)(iii) to Post-Effective Amendment No. 17 to Registrant’s Registration Statement on Form N-1A, filed on October 6, 2023).
	(iv)	Notification of Additional Fund, dated December 12, 2023, pursuant to Master Custodian Agreement (incorporated by reference to Exhibit (g)(iv) to Post-Effective Amendment No. 22 to Registrant’s Registration Statement on Form N-1A, filed on January 10, 2024).
	(v)	Notification of Additional Funds, dated April 24, 2024, pursuant to Master Custodian Agreement (incorporated by reference to Exhibit (g)(v) to Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A, filed on June 13, 2024).
	(vi)	Notification of Additional Funds, dated May 29, 2024, pursuant to Master Custodian Agreement (incorporated by reference to Exhibit (g)(vi) to Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A, filed on June 13, 2024).
	(vii)	Notification of Additional Funds, dated July 1, 2024, pursuant to Master Custodian Agreement (incorporated by reference to Exhibit (g)(vii) to Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A, filed on August 23, 2024).

	(viii)	Notification of Additional Funds, dated August 26, 2024, pursuant to Master Custodian Agreement (incorporated by reference to Exhibit (g)(viii) to Post-Effective Amendment No. 40 to Registrant’s Registration Statement on Form N-1A, filed on August 30, 2024).
	(ix)	Notification of Additional Funds, dated September 30, 2024, pursuant to Master Custodian Agreement (incorporated by reference to Exhibit (g)(ix) to Post-Effective Amendment No. 49 to Registrant’s Registration Statement on Form N-1A, filed on November 21, 2024).
	(x)	Notification of Additional Funds, dated November 6, 2024, pursuant to Master Custodian Agreement (incorporated by reference to Exhibit (g)(x) to Post-Effective Amendment No. 49 to Registrant’s Registration Statement on Form N-1A, filed on November 21, 2024).
	(xi)	Notification of Additional Funds, dated January 24, 2025, pursuant to Master Custodian Agreement (incorporated by reference to Exhibit (g)(xi) to Post-Effective Amendment No. 53 to Registrant’s Registration Statement on Form N-1A, filed on January 31, 2025).
	(xii)	Notification of Additional Funds, dated June 20, 2025, pursuant to Master Custodian Agreement (incorporated by reference to Exhibit (g)(xii) to Post-Effective Amendment No. 57 to Registrant’s Registration Statement on Form N-1A, filed on June 23, 2025).
	(xiii)	Notification of Additional Funds, dated September 19, 2025, pursuant to Master Custodian Agreement (incorporated by reference to Exhibit (g)(xiii) to Post-Effective Amendment No. 63 to Registrant’s Registration Statement on Form N-1A, filed on September 26, 2025).
	(xiv)	Notification of Additional Funds, dated October 23, 2025, pursuant to Master Custodian Agreement (incorporated by reference to Exhibit (g)(xiv) to Post-Effective Amendment No. 71 to Registrant’s Registration Statement on Form N-1A, filed on November 5, 2025).
(h)		Other Material Contracts.
	(i)	Transfer Agency and Service Agreement, with State Street Bank and Trust Company dated as of March 21, 2014 (incorporated by reference to Exhibit (h)(2) to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A, filed on May 28, 2014).
	(ii)	Notification of Additional Fund, dated December 21, 2022, pursuant to Transfer Agency and Service Agreement (incorporated by reference to Exhibit (h)(ii) to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-1A, filed on January 23, 2023).
	(iii)	Notification of Additional Funds, dated September 26, 2023, pursuant to Transfer Agency and Service Agreement (incorporated by reference to Exhibit (h)(iii) to Post-Effective Amendment No. 17 to Registrant’s Registration Statement on Form N-1A, filed on October 6, 2023).

(iv)	Notification of Additional Fund, dated December 12, 2023, pursuant to Transfer Agency and Service Agreement (incorporated by reference to Exhibit (h)(iv) to Post-Effective Amendment No. 22 to Registrant’s Registration Statement on Form N-1A, filed on January 10, 2024).
(v)	Notification of Additional Funds, dated April 24, 2024, pursuant to Transfer Agency and Service Agreement (incorporated by reference to Exhibit (h)(v) to Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A, filed on June 13, 2024).
(vi)	Notification of Additional Funds, dated May 29, 2024, pursuant to Transfer Agency and Service Agreement (incorporated by reference to Exhibit (h)(vi) to Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A, filed on June 13, 2024).
(vii)	Notification of Additional Funds, dated July 1, 2024, pursuant to Transfer Agency and Service Agreement (incorporated by reference to Exhibit (h)(vii) to Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A, filed on August 23, 2024).
(viii)	Notification of Additional Funds, dated August 26, 2024, pursuant to Transfer Agency and Service Agreement (incorporated by reference to Exhibit (h)(viii) to Post-Effective Amendment No. 40 to Registrant’s Registration Statement on Form N-1A, filed on August 30, 2024).
(ix)	Notification of Additional Funds, dated September 30, 2024, pursuant to Transfer Agency and Service Agreement (incorporated by reference to Exhibit (h)(ix) to Post-Effective Amendment No. 49 to Registrant’s Registration Statement on Form N-1A, filed on November 21, 2024).
(x)	Notification of Additional Funds, dated November 8, 2024, pursuant to Transfer Agency and Service Agreement (incorporated by reference to Exhibit (h)(x) to Post-Effective Amendment No. 49 to Registrant’s Registration Statement on Form N-1A, filed on November 21, 2024).
(xi)	Notification of Additional Funds, dated January 24, 2025, pursuant to Transfer Agency and Service Agreement (incorporated by reference to Exhibit (h)(xi) to Post-Effective Amendment No. 53 to Registrant’s Registration Statement on Form N-1A, filed on January 31, 2025).
(xii)	Notification of Additional Funds, dated June 20, 2025, pursuant to Transfer Agency and Service Agreement (incorporated by reference to Exhibit (h)(xii) to Post-Effective Amendment No. 57 to Registrant’s Registration Statement on Form N-1A, filed on June 23, 2025).
(xiii)	Notification of Additional Funds, dated September 19, 2025, pursuant to Transfer Agency and Service Agreement (incorporated by reference to Exhibit (h)(xiii) to Post-Effective Amendment No. 63 to Registrant’s Registration Statement on Form N-1A, filed on September 26, 2025).

(xiv)	Notification of Additional Funds, dated October 23, 2025, pursuant to Transfer Agency and Service Agreement (incorporated by reference to Exhibit (h)(xiv) to Post-Effective Amendment No. 71 to Registrant’s Registration Statement on Form N-1A, filed on November 5, 2025).
(xv)	Administration Agreement, effective November 1, 2018, with State Street Bank (incorporated by reference to Exhibit (h)(iii) to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-1A, filed on January 23, 2023).
(xvi)	Notification of Additional Fund, dated December 21, 2022, pursuant to Administration Agreement (incorporated by reference to Exhibit (h)(iv) to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-1A, filed on January 23, 2023).
(xvii)	Notification of Additional Funds, dated October 3, 2023, pursuant to Administration Agreement (incorporated by reference to Exhibit (h)(vi) to Post-Effective Amendment No. 17 to Registrant’s Registration Statement on Form N-1A, filed on October 6, 2023).
(xviii)	Amendment to Administration Agreement, dated January 4, 2024 (incorporated by reference to Exhibit (h)(viii) to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A, filed on February 8, 2024).
(xix)	Notification of Additional Funds, dated April 24, 2024, pursuant to Administration Agreement (incorporated by reference to Exhibit (h)(xii) to Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A, filed on June 13, 2024).
(xx)	Notification of Additional Funds, dated May 29, 2024, pursuant to Administration Agreement (incorporated by reference to Exhibit (h)(xiii) to Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A, filed on June 13, 2024).
(xxi)	Notification of Additional Funds, dated July 1, 2024, pursuant to Administration Agreement (incorporated by reference to Exhibit (h)(xv) to Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A, filed on August 23, 2024).
(xxii)	Notification of Additional Funds, dated August 26, 2024, pursuant to Administration Agreement (incorporated by reference to Exhibit (h)(xvi) to Post-Effective Amendment No. 40 to Registrant’s Registration Statement on Form N-1A, filed on August 30, 2024).
(xxiii)	Notification of Additional Funds, dated September 30, 2024, pursuant to Administration Agreement (incorporated by reference to Exhibit (h)(xix) to Post-Effective Amendment No. 49 to Registrant’s Registration Statement on Form N-1A, filed on November 21, 2024).
(xxiv)	Notification of Additional Funds, dated November 8, 2024, pursuant to Administration Agreement (incorporated by reference to Exhibit (h)(xx) to Post-Effective Amendment No. 49 to Registrant’s Registration Statement on Form N-1A, filed on November 21, 2024).

(xxv)	Notification of Additional Funds, dated January 24, 2025, pursuant to Administration Agreement (incorporated by reference to Exhibit (h)(xxii) to Post-Effective Amendment No. 53 to Registrant’s Registration Statement on Form N-1A, filed on January 31, 2025).
(xxvi)	Notification of Additional Funds, dated June 20, 2025, pursuant to Administration Agreement (incorporated by reference to Exhibit (h)(xxiv) to Post-Effective Amendment No. 57 to Registrant’s Registration Statement on Form N-1A, filed on June 23, 2025).
(xxvii)	Notification of Additional Funds, dated September 19, 2025, pursuant to Administration Agreement (incorporated by reference to Exhibit (h)(xxvi) to Post-Effective Amendment No. 63 to Registrant’s Registration Statement on Form N-1A, filed on September 26, 2025).
(xxviii)	Notification of Additional Funds, dated October 23, 2025, pursuant to Administration Agreement (incorporated by reference to Exhibit (h)(xxviii) to Post-Effective Amendment No. 71 to Registrant’s Registration Statement on Form N-1A, filed on November 5, 2025).
(xxix)	Master Services Agreement, dated March 15, 2004, with State Street Bank and Trust Company (incorporated by reference to Exhibit (h)(v) to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-1A, filed on January 23, 2023).
(xxx)	Notification of Additional Funds, dated December 21, 2022, pursuant to the Master Services Agreement (incorporated by reference to Exhibit (h)(vi) to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-1A, filed on January 23, 2023).
(xxxi)	Notification of Additional Funds, dated September 26, 2023, pursuant to the Master Services Agreement (incorporated by reference to Exhibit (h)(ix) to Post-Effective Amendment No. 17 to Registrant’s Registration Statement on Form N-1A, filed on October 6, 2023).
(xxxii)	Notification of Additional Fund, dated December 12, 2023, pursuant to the Master Services Agreement (incorporated by reference to Exhibit (h)(xii) to Post-Effective Amendment No. 22 to Registrant’s Registration Statement on Form N-1A, filed on January 10, 2024).
(xxxiii)	Notification of Additional Funds, dated April 24, 2024, pursuant to Master Services Agreement (incorporated by reference to Exhibit (h)(xix) to Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A, filed on June 13, 2024).
(xxxiv)	Notification of Additional Funds, dated May 29, 2024, pursuant to Master Services Agreement (incorporated by reference to Exhibit (h)(xx) to Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A, filed on June 13, 2024).

(xxxv)	Notification of Additional Funds, dated July 1, 2024, pursuant to Master Services Agreement (incorporated by reference to Exhibit (h)(xxiii) to Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A, filed on August 23, 2024).
(xxxvi)	Notification of Additional Funds, dated August 26, 2024, pursuant to Master Services Agreement (incorporated by reference to Exhibit (h)(xxiv) to Post-Effective Amendment No. 40 to Registrant’s Registration Statement on Form N-1A, filed on August 30, 2024).
(xxxvii)	Notification of Additional Funds, dated September 30, 2024, pursuant to Master Services Agreement (incorporated by reference to Exhibit (h)(xxix) to Post-Effective Amendment No. 49 to Registrant’s Registration Statement on Form N-1A, filed on November 21, 2024).
(xxxviii)	Notification of Additional Funds, dated November 8, 2024, pursuant to Master Services Agreement (incorporated by reference to Exhibit (h)(xxx) to Post-Effective Amendment No. 49 to Registrant’s Registration Statement on Form N-1A, filed on November 21, 2024).
(xxxix)	Notification of Additional Funds, dated January 24, 2025, pursuant to Master Services Agreement (incorporated by reference to Exhibit (h)(xxxiii) to Post-Effective Amendment No. 53 to Registrant’s Registration Statement on Form N-1A, filed on January 31, 2025).
(xl)	Notification of Additional Funds, dated June 20, 2025, pursuant to Master Services Agreement (incorporated by reference to Exhibit (h)(xxxvi) to Post-Effective Amendment No. 57 to Registrant’s Registration Statement on Form N-1A, filed on June 23, 2025).
(xli)	Notification of Additional Funds, dated September 19, 2025, pursuant to Master Services Agreement (incorporated by reference to Exhibit (h)(xxxix) to Post-Effective Amendment No. 63 to Registrant’s Registration Statement on Form N-1A, filed on September 26, 2025).
(xlii)	Notification of Additional Funds, dated October 23, 2025, pursuant to Master Services Agreement (incorporated by reference to Exhibit (h)(xlii) to Post-Effective Amendment No. 71 to Registrant’s Registration Statement on Form N-1A, filed on November 5, 2025).
(xliii)	Master Services Agreement, effective as of October 16, 2023, with Ernst & Young LLP (incorporated by reference to Exhibit (h)(xvi) to Post-Effective Amendment No. 29 to Registrant’s Registration Statement on Form N-1A, filed on April 12, 2024).

	(xliv)	Form of Authorized Participant Agreement (incorporated by reference to Exhibit (h)(vii) to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-1A, filed on January 23, 2023).
	(xlv)	Revised Form of Authorized Participant Agreement (incorporated by reference to Exhibit (h)(xiv) to Post-Effective Amendment No. 22 to Registrant’s Registration Statement on Form N-1A, filed on January 10, 2024).
(i)		Legal Opinion and Consent (filed herewith).
(j)		Consent of Independent Registered Public Accounting Firm (filed herewith).
(k)		Not applicable.
(l)		Not applicable.
(m)		Rule 12b-1 Plan (incorporated by reference to Exhibit (m) to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-1A, filed on January 23, 2023).
	(i)	Amendment to Rule 12b-1 Plan dated September 26, 2023 (incorporated by reference to Exhibit (m)(i) to Post-Effective Amendment No. 16 to Registrant’s Registration Statement on Form N-1A, filed on September 28, 2023).
	(ii)	Amendment to Rule 12b-1 Plan dated December 12, 2023 (incorporated by reference to Exhibit (m)(ii) to Post-Effective Amendment No. 22 to Registrant’s Registration Statement on Form N-1A, filed on January 10, 2024).
	(iii)	Amendment to Rule 12b-1 Plan dated April 18, 2024 (incorporated by reference to Exhibit (m)(iii) to Post-Effective Amendment No. 30 to Registrant’s Registration Statement on Form N-1A, filed on April 22, 2024).
	(iv)	Amendment to Rule 12b-1 Plan dated May 22, 2024 (incorporated by reference to Exhibit (m)(iv) to Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A, filed on June 13, 2024).
	(v)	Amendment to Rule 12b-1 Plan dated August 12, 2024 (incorporated by reference to Exhibit (m)(v) to Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A, filed on August 23, 2024).
	(vi)	Amendment to Rule 12b-1 Plan dated January 10, 2025 (incorporated by reference to Exhibit (m)(vi) to Post-Effective Amendment No. 52 to Registrant’s Registration Statement on Form N-1A, filed on January 17, 2025).
	(vii)	Amendment to Rule 12b-1 Plan dated January 23, 2025 (incorporated by reference to Exhibit (m)(vii) to Post-Effective Amendment No. 53 to Registrant’s Registration Statement on Form N-1A, filed on January 31, 2025).
	(viii)	Amendment to Rule 12b-1 Plan dated June 18, 2025 (incorporated by reference to Exhibit (m)(viii) to Post-Effective Amendment No. 57 to Registrant’s Registration Statement on Form N-1A, filed on June 23, 2025).

	(ix)	Amendment to Rule 12b-1 Plan dated August 20, 2025 (incorporated by reference to Exhibit (m)(ix) to Post-Effective Amendment No. 63 to Registrant’s Registration Statement on Form N-1A, filed on September 26, 2025).
	(x)	Amendment to Rule 12b-1 Plan dated October 9, 2025 (incorporated by reference to Exhibit (m)(x) to Post-Effective Amendment No. 71 to Registrant’s Registration Statement on Form N-1A, filed on November 5, 2025).
(n)		Not applicable.
(o)		Not applicable.
(p)		Code of Ethics.
	(i)	Code of Ethics of Calamos Antetokounmpo Asset Management LLC (“CGAM”), dated October 9, 2025 (incorporated by reference to Exhibit (p)(i) to Post-Effective Amendment No. 70 to Registrant’s Registration Statement on Form N-1A, filed on October 17, 2025).
	(ii)	Code of Ethics and Insider Trading Policy of Registrant, Calamos Advisors LLC, Calamos Financial Services LLC and certain affiliated entities, dated October 9, 2025 (incorporated by reference to Exhibit (p)(ii) to Post-Effective Amendment No. 70 to Registrant’s Registration Statement on Form N-1A, filed on October 17, 2025).
(q)	(i)	Powers of Attorney for Messrs. Neal, Rybak, Wennlund, Toub and Mses. Breen and Stuckey (incorporated by reference to Exhibit (q) to Post-Effective Amendment No. 29 to Registrant’s Registration Statement on Form N-1A, filed on April 12, 2024).
	(ii)	Powers of Attorney for Messrs. Koudounis, Armstrong, and Phlegar (incorporated by reference to Exhibit (q)(ii) to Post-Effective Amendment No. 63 to Registrant’s Registration Statement on Form N-1A, filed on September 26, 2025).

Item 29. CONTROL PERSONS.

No person is directly or indirectly controlled by or under common control with Calamos S&P 500® Structured Alt Protection ETF® – January, Calamos S&P 500® Structured Alt Protection ETF® – February, Calamos S&P 500® Structured Alt Protection ETF® – March, Calamos S&P 500® Structured Alt Protection ETF® – April, Calamos S&P 500® Structured Alt Protection ETF® – May, Calamos S&P 500® Structured Alt Protection ETF® – June, Calamos S&P 500® Structured Alt Protection ETF® – July, Calamos S&P 500® Structured Alt Protection ETF® – August, Calamos S&P 500® Structured Alt Protection ETF® – September, Calamos S&P 500® Structured Alt Protection ETF® – October, Calamos S&P 500® Structured Alt Protection ETF® – November, Calamos S&P 500® Structured Alt Protection ETF® – December, Calamos Nasdaq-100® Structured Alt Protection ETF® – March, Calamos Nasdaq-100® Structured Alt Protection ETF® – June, Calamos Nasdaq-100® Structured Alt Protection ETF® – September, Calamos Nasdaq-100® Structured Alt Protection ETF® – December, Calamos Russell 2000® Structured Alt Protection ETF® – January, Calamos Russell 2000® Structured Alt Protection ETF® – April, Calamos Russell 2000® Structured Alt Protection ETF® – July, and Calamos Russell 2000® Structured Alt Protection ETF® – October.

Item 30. INDEMNIFICATION.

Article IX of the Second Amended and Restated Trust Instrument of the Registrant (the “Trust Instrument”) (Exhibit (a)(ii) to this registration statement) provides that, subject to certain exceptions and limitations, every person who is, or has been, a trustee or an officer or employee of the Trust or is or was serving at the request of the Trust as a trustee, director, officer, employee or agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (“Covered Person”) shall be indemnified by the Trust and each series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in the settlement thereof. To the extent required under the Investment Company Act of 1940, as amended, but only to such extent, no indemnification shall be provided hereunder to a Covered Person: (i) who shall have been adjudicated by a court or body before which the proceeding was brought to be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office; or (ii) in the event of a settlement, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office: (A) by the court or other body approving the settlement; (B) by at least a majority of those trustees who are neither interested persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

The Trust Instrument also provides that if any shareholder or former shareholder of any series is held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason, the shareholder or former shareholder (or his or her heirs, executors, administrators or other legal representatives or, in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected series, shall, upon request by such shareholder or former shareholder, assume the defense of any claim made against him or her for any act or obligation of the series and satisfy any judgment thereon from the assets belonging to the series. Neither the Trust nor the applicable series shall be responsible for satisfying any obligation arising from such a claim that has been settled by the shareholder without the prior written notice to, and consent of, the Trust. Except as otherwise specifically provided in this Trust Instrument or in the Bylaws, the Trust shall have no obligation to indemnify or hold harmless any shareholder against any loss or expense arising under any circumstances whether in connection with a proceeding of any kind or otherwise.

The Registrant, its trustees and officers, its investment adviser, the other investment companies advised by the Advisor and certain persons affiliated with them are insured, within the limits and subject to the limitations of the insurance, against certain expenses in connection with the defense of actions, suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings. The insurance expressly excludes coverage for any trustee or officer whose personal dishonesty, fraudulent breach of trust, lack of good faith, or intention to deceive or defraud has been finally adjudicated or may be established or who willfully fails to act prudently.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “Securities Act”) may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 31. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

The information in the Statement of Additional Information under the captions “Management” and “Investment Advisory Services” is incorporated by reference.

Item 32. PRINCIPAL UNDERWRITER.

(a)	Calamos Financial Services LLC (“CFS”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended: Calamos Investment Trust, Calamos Advisors Trust, Calamos Antetokounmpo Sustainable Equities Trust, Calamos ETF Trust, Calamos Aksia Alternative Credit and Income Fund, and Calamos Aksia Private Equity and Alternatives Fund.

(b)	Information on the officers of CFS is set forth below. CFS does not have any directors. The principal business address for all named individuals, except Messrs. Kiley, and Ojala, is 2020 Calamos Court, Naperville, Illinois 60563. The principal business address for Mr. Kiley is 50 Rockefeller Plaza, Suite 1600, New York, NY 10020, and the principal business address for Mr. Ojala is 215 North Peoria Street, Chicago, Illinois 60607.

Name	Position with Underwriter	Position with Registrant
John S. Koudounis	President and Chief Executive Officer	Trustee and Vice President
Thomas Kiley	Principal Executive Officer and Chief Distribution Officer	Vice President
Daniel Dufresne	Executive Vice President, Chief Operating Officer	Vice President
Christian A. Helmetag	Principal Financial Officer and Principal Operations Officer	None
Erik D. Ojala	General Counsel and Secretary	Vice President and Secretary
Jacqueline E. Sinker	Chief Compliance Officer	None

(c)	There are no commissions or other compensation received from the Registrant directly or indirectly, by any principal underwriter who is not an affiliated person of the Registrant or an affiliated person of an affiliated person.

Item 33. LOCATION OF ACCOUNTS AND RECORDS.

All such accounts, books, and other documents are maintained at the offices of the Registrant, at the offices of the Registrant’s investment adviser, Calamos Advisors LLC, and CFS, the Registrant’s principal underwriter, 2020 Calamos Court, Naperville, Illinois 60563, or at the offices of the custodian and transfer agent, State Street Bank & Trust Company, N.A., 1 Lincoln Street, Boston, Massachusetts, 02111.

Item 34. MANAGEMENT SERVICES.

None.

Item 35. UNDERTAKINGS.

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and it has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Naperville, and the State of Illinois on the 21st day of November 2025.

Calamos ETF Trust

By:	/s/ John P. Calamos, Sr.
John P. Calamos, Sr.
Trustee and President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Name	Title	Date

/s/ John P. Calamos, Sr.	Trustee and President	November 21, 2025
John P. Calamos, Sr.	(principal executive officer)

/s/ John S. Koudounis**	Trustee and Vice President	November 21, 2025
John S. Koudounis

/s/ John E. Neal*	Trustee	November 21, 2025
John E. Neal

/s/ William Rybak*	Trustee	November 21, 2025
William Rybak

/s/ Virginia G. Breen*	Trustee	November 21, 2025
Virginia G. Breen

/s/ Lloyd A. Wennlund*	Trustee	November 21, 2025
Lloyd A. Wennlund

/s/ Karen L. Stuckey*	Trustee	November 21, 2025
Karen L. Stuckey

/s/ Christopher M. Toub*	Trustee	November 21, 2025
Christopher M. Toub

/s/ Hugh Armstrong**	Trustee	November 21, 2025
Hugh Armstrong

/s/ Jeffrey S. Phlegar**	Trustee	November 21, 2025
Jeffrey S. Phlegar

/s/ Thomas E. Herman	Vice President and Chief Financial Officer	November 21, 2025
Thomas E. Herman	(principal accounting officer)

*	An original power of attorney authorizing John P. Calamos, Sr. to execute this Registration Statement, and amendments thereto, for Messrs. Neal, Rybak, Wennlund, Toub and Mses. Breen and Stuckey, each a trustee of the Registrant on whose behalf this Registration Statement is filed, was previously executed, and previously filed as an exhibit.

**	An original power of attorney authorizing John P. Calamos, Sr. to execute this Registration Statement, and amendments thereto, for Messrs. Koudounis, Armstrong, and Phlegar, each a trustee of the Registrant on whose behalf this Registration Statement is filed, was previously executed, and previously filed as an exhibit.

By:	/s/ John P. Calamos, Sr.
John P. Calamos, Sr.
Attorney-in-Fact
November 21, 2025

Exhibit Index

(i)	Legal Opinion and Consent.
(j)	Consent of Independent Registered Public Accounting Firm.